UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Clear Channel International BV, 8.75%, 12/15/20 (Call 03/04/19)(a)	$1,820	$1,862,087
Lamar Media Corp., 5.00%, 05/01/23 (Call 03/04/19)(b)	2,872	2,895,988
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22 (Call 03/04/19)	3,079	3,109,790

		7,867,865

Aerospace & Defense — 2.2%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	6,675	6,791,813
5.87%, 02/23/22	3,040	3,152,100
6.15%, 08/15/20(b)	4,941	5,089,230
Bombardier Inc.
5.75%, 03/15/22(a)(b)	2,770	2,649,678
6.00%, 10/15/22 (Call 03/04/19)(a)(b)	5,999	5,781,536
6.13%, 01/15/23(a)	6,407	6,161,067
7.75%, 03/15/20(a)	4,276	4,404,280
8.75%, 12/01/21(a)	6,888	7,311,956
TransDigm Inc.
5.50%, 10/15/20 (Call 03/04/19)(b)	2,721	2,727,803
6.00%, 07/15/22 (Call 03/04/19)	5,894	5,938,205
Triumph Group Inc., 4.88%, 04/01/21 (Call 03/04/19)(b)	1,909	1,776,414

		51,784,082

Agriculture — 0.1%
Pyxus International Inc., 9.88%, 07/15/21 (Call 03/04/19)	3,410	2,813,250

Airlines — 0.7%
Air Canada, 7.75%, 04/15/21(a)	2,219	2,371,556
Allegiant Travel Co., 5.50%, 07/15/19(b)	2,559	2,580,325
American Airlines Group Inc.
4.63%, 03/01/20(a)(b)	2,539	2,543,761
5.50%, 10/01/19(a)	3,816	3,843,094
United Continental Holdings Inc., 4.25%, 10/01/22	2,041	2,022,716
Virgin Australia Holdings Ltd.
7.88%, 10/15/21(a)(b)	1,856	1,825,278
8.50%, 11/15/19(a)	2,190	2,219,056

		17,405,786

Apparel — 0.1%
William Carter Co. (The), 5.25%, 08/15/21 (Call 03/04/19)	2,221	2,230,023

Auto Manufacturers — 1.2%
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/19)(a)(b)	1,906	1,872,745
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(a)(b)	3,575	3,795,980
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	7,258	7,303,534
5.25%, 04/15/23	7,387	7,470,030
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)(a)	2,665	2,618,177
4.25%, 11/15/19 (Call 08/15/19)(a)	2,698	2,683,701
5.63%, 02/01/23 (Call 03/04/19)(a)(b)	2,663	2,449,960

		28,194,127

Auto Parts & Equiptment — 0.4%
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (Call 03/04/19)(b)	2,449	2,489,372
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 03/04/19)(b)	5,123	5,123,000
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	1,930	1,774,994

		9,387,366

Security	Par (000)	Value

Banks — 0.5%
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	$2,484	$2,490,188
5.00%, 08/15/22	5,572	5,718,265
5.00%, 08/01/23	4,015	4,100,319

		12,308,772

Beverages — 0.1%
Ajecorp BV, 6.50%, 05/14/22 (Call 03/04/19)(a)	2,121	1,566,906

Building Materials — 0.7%
Griffon Corp., 5.25%, 03/01/22 (Call 03/04/19)(b)	5,198	5,094,040
Masonite International Corp., 5.63%, 03/15/23 (Call 03/04/19)(a)(b)	2,702	2,729,831
Omnimax International Inc., 12.00%, 08/15/20 (Call 02/15/19)(a)(b)	2,602	2,630,188
Standard Industries Inc./NJ, 5.50%, 02/15/23 (Call 03/04/19)(a)	3,149	3,194,048
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 02/15/19)(b)	3,275	3,298,580

		16,946,687

Chemicals — 3.2%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(b)	5,798	5,840,709
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)(b)	2,545	2,838,311
CF Industries Inc.
3.45%, 06/01/23(b)	3,661	3,532,865
7.13%, 05/01/20	2,677	2,780,332
Chemours Co. (The), 6.63%, 05/15/23 (Call 03/04/19)	4,946	5,112,928
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(a)	3,453	3,622,053
Hexion Inc.
6.63%, 04/15/20 (Call 03/04/19)(b)	7,608	6,055,492
10.38%, 02/01/22 (Call 03/04/19)(a)	2,767	2,212,612
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	3,814	3,880,745
5.13%, 11/15/22 (Call 08/15/22)	2,325	2,406,375
INVISTA Finance LLC, 4.25%, 10/15/19(a)(b)	3,961	3,968,843
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/19)(a)(b)	2,030	2,071,869
Momentive Performance Materials Inc., 3.88%, 10/24/21 (Call 03/04/19)	3,321	3,560,809
MPM Escrow LLC, 8.88%, 10/15/20(c)(d)(e)	2,760	—
NOVA Chemicals Corp., 5.25%, 08/01/23 (Call 03/04/19)(a)	2,667	2,593,097
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)(b)	3,225	3,322,758
Perstorp Holding AB, 11.00%, 09/30/21 (Call 03/04/19)(a)	2,076	2,221,969
Platform Specialty Products Corp., 6.50%, 02/01/22 (Call 02/01/19)(a)	5,672	5,757,739
PolyOne Corp., 5.25%, 03/15/23(b)	3,227	3,269,354
PQ Corp., 6.75%, 11/15/22 (Call 05/15/19)(a)(b)	3,751	3,916,982
TPC Group Inc., 8.75%, 12/15/20 (Call 03/04/19)(a)	3,855	3,809,824
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	3,991	4,100,753

		76,876,419

Coal — 0.2%
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(a)	2,077	1,782,758
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/19)(a)	2,506	2,505,266

		4,288,024

1

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 4.3%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(a)	$548	$511,010
ADT Security Corp. (The)
3.50%, 07/15/22	4,848	4,656,856
4.13%, 06/15/23	4,052	3,897,306
6.25%, 10/15/21	4,843	5,096,501
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 03/04/19)(a)(b)	2,717	2,363,790
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(b)	2,118	1,770,295
7.88%, 12/01/22 (Call 03/04/19)	4,435	4,298,254
8.75%, 12/01/20 (Call 03/04/19)	3,349	3,265,735
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 03/04/19)(b)	3,560	3,553,344
Global A&T Electronics Ltd., 8.50%, 01/12/23 (Call 03/01/19)	3,177	2,801,558
Herc Rentals Inc., 7.50%, 06/01/22 (Call 06/01/19)(a)(b)	2,370	2,479,613
Hertz Corp. (The)
5.88%, 10/15/20 (Call 03/04/19)	3,517	3,492,821
6.25%, 10/15/22 (Call 03/04/19)(b)	2,440	2,214,300
7.38%, 01/15/21 (Call 03/04/19)(b)	2,274	2,263,177
7.63%, 06/01/22 (Call 06/01/19)(a)	6,227	6,197,827
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 03/04/19)(a)(b)	5,775	5,769,225
Jurassic Holdings III Inc., 6.88%, 02/15/21 (Call 03/04/19)(a)	2,364	2,127,231
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(a)	2,255	2,351,119
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 02/15/19)(a)(b)	1,836	1,715,513
Nielsen Co Luxembourg Sarl/The, 5.50%, 10/01/21 (Call 03/04/19)(a)	3,082	3,109,688
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/04/19)	4,110	4,103,835
5.00%, 04/15/22 (Call 03/04/19)(a)	11,692	11,608,695
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(a)(b)	12,324	13,028,766
Service Corp. International/U.S., 5.38%, 01/15/22 (Call 03/04/19)(b)	2,394	2,419,249
United Rentals North America Inc., 4.63%, 07/15/23 (Call 03/04/19)(b)	5,041	5,087,359
WEX Inc., 4.75%, 02/01/23 (Call 03/04/19)(a)	2,083	2,058,481

		102,241,548

Computers — 2.2%
Dell Inc.
4.63%, 04/01/21	1,962	1,984,318
5.88%, 06/15/19	2,914	2,938,197
Dell International LLC/EMC Corp., 5.88%, 06/15/21 (Call 02/15/19)(a)	7,859	8,005,963
EMC Corp.
2.65%, 06/01/20(b)	10,053	9,901,200
3.38%, 06/01/23 (Call 03/01/23)	5,247	4,968,909
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	5,115	5,130,754
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 03/04/19)(a)	4,203	3,940,312
9.25%, 03/01/21 (Call 03/04/19)(a)(b)	3,498	3,384,315
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	2,362	2,398,316

Security	Par (000)	Value

Computers (continued)
NCR Corp.
4.63%, 02/15/21 (Call 03/04/19)(b)	$2,509	$2,488,614
5.00%, 07/15/22 (Call 03/04/19)	2,867	2,822,983
5.88%, 12/15/21 (Call 03/04/19)(b)	1,890	1,902,338
6.38%, 12/15/23 (Call 03/04/19)(b)	3,600	3,603,750

		53,469,969

Cosmetics & Personal Care — 0.8%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)	2,540	2,600,325
Avon Products Inc.
6.60%, 03/15/20	2,035	2,055,986
7.00%, 03/15/23	2,553	2,327,219
Edgewell Personal Care Co.
4.70%, 05/19/21	3,123	3,152,334
4.70%, 05/24/22(b)	2,471	2,479,237
First Quality Finance Co. Inc., 4.63%, 05/15/21 (Call 03/04/19)(a)(b)	3,363	3,358,096
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 03/04/19)(b)	2,531	2,047,737

		18,020,934

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc., 5.75%, 12/15/23 (Call 03/04/19)(a)(b)	1,800	1,852,375
Global Partners LP/GLP Finance Corp., 6.25%, 07/15/22 (Call 03/04/19)	1,906	1,856,762
LKQ Corp., 4.75%, 05/15/23 (Call 03/04/19)(b)	3,135	3,129,122
Univar USA Inc., 6.75%, 07/15/23 (Call 02/11/19)(a)(b)	1,975	2,029,312

		8,867,571

Diversified Financial Services — 5.9%
Ally Financial Inc.
3.75%, 11/18/19(b)	4,043	4,050,671
4.13%, 03/30/20	3,769	3,783,808
4.13%, 02/13/22(b)	3,686	3,706,734
4.25%, 04/15/21	3,173	3,195,730
4.63%, 05/19/22(b)	2,005	2,044,098
7.50%, 09/15/20(b)	2,411	2,547,082
8.00%, 03/15/20	4,900	5,129,026
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(a)	1,650	1,647,113
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(a)(b)	2,464	2,581,040
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 03/04/19)(b)	6,698	6,743,412
6.00%, 08/01/20 (Call 03/04/19)	8,440	8,503,300
6.25%, 02/01/22 (Call 03/04/19)	6,616	6,797,940
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(a)(b)	2,575	2,596,995
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 03/04/19)(a)(b)	2,235	2,218,936
7.38%, 04/01/20 (Call 03/04/19)(a)(b)	3,098	3,111,554
7.50%, 04/15/21 (Call 03/04/19)(a)(b)	2,087	2,113,087
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)(b)	2,529	2,544,174
Lincoln Finance Ltd., 7.38%, 04/15/21 (Call 02/11/19)(a)	2,128	2,159,541
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24 (Call 02/01/21)(a)	1,260	1,272,600
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(a)	4,669	4,721,526
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 03/04/19)	3,234	3,225,915

2

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Navient Corp.
4.88%, 06/17/19(b)	$3,522	$3,532,556
5.00%, 10/26/20	2,495	2,515,792
5.50%, 01/25/23(b)	4,958	4,784,470
5.88%, 03/25/21	3,387	3,440,833
6.50%, 06/15/22(b)	5,163	5,245,053
6.63%, 07/26/21(b)	3,935	4,043,212
7.25%, 01/25/22(b)	3,665	3,805,710
7.25%, 09/25/23	2,655	2,702,465
8.00%, 03/25/20	7,349	7,652,146
Springleaf Finance Corp.
5.25%, 12/15/19	3,516	3,540,905
5.63%, 03/15/23	4,657	4,598,854
6.13%, 05/15/22(b)	4,863	4,992,113
7.75%, 10/01/21(b)	3,195	3,365,719
8.25%, 12/15/20(b)	5,343	5,703,652
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)	2,247	2,011,125
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(a)(b)	2,495	2,544,860

		139,173,747

Electric — 1.5%
AES Corp./VA
4.00%, 03/15/21(b)	2,386	2,380,035
4.50%, 03/15/23 (Call 03/15/20)	2,654	2,667,270
4.88%, 05/15/23 (Call 03/04/19)(b)	3,382	3,415,820
Calpine Corp.
5.38%, 01/15/23 (Call 03/04/19)(b)	6,441	6,273,074
5.88%, 01/15/24 (Call 03/04/19)(a)	2,400	2,401,750
6.00%, 01/15/22 (Call 03/04/19)(a)	3,738	3,773,303
InterGen NV, 7.00%, 06/30/23 (Call 03/04/19)(a)	919	799,530
Talen Energy Supply LLC, 9.50%, 07/15/22 (Call 07/15/20)(a)	1,940	1,986,560
Vistra Energy Corp.
5.88%, 06/01/23 (Call 03/04/19)	2,995	3,068,471
7.38%, 11/01/22 (Call 03/04/19)	9,027	9,388,080

		36,153,893

Electrical Components & Equipment — 0.1%
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 03/04/19)(b)	2,710	2,743,216

Electronics — 0.2%
Sanmina Corp., 4.38%, 06/01/19(a)(b)	2,090	2,093,200
Sensata Technologies BV, 4.88%, 10/15/23(a)(b)	2,550	2,573,617

		4,666,817

Energy - Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 03/04/19)	1,863	1,943,621
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	2,437	2,391,742

		4,335,363

Engineering & Construction — 0.1%
MasTec Inc., 4.88%, 03/15/23 (Call 03/04/19)(b)	2,205	2,204,173
StandardAero Aviation Holdings Inc., 10.00%, 07/15/23 (Call 03/04/19)(a)(b)	600	646,800

		2,850,973

Entertainment — 1.5%
AMC Entertainment Holdings Inc., 5.88%, 02/15/22 (Call 03/04/19)(b)	2,114	2,116,642

Security	Par (000)	Value

Entertainment (continued)
Cinemark USA Inc.
4.88%, 06/01/23 (Call 03/04/19)	$3,803	$3,764,970
5.13%, 12/15/22 (Call 03/04/19)	1,872	1,875,218
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	2,700	2,740,500
Eldorado Resorts Inc., 7.00%, 08/01/23 (Call 03/04/19)(b)	1,565	1,633,469
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)	7,457	7,717,995
National CineMedia LLC, 6.00%, 04/15/22 (Call 03/04/19)(b)	2,221	2,242,284
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 03/04/19)(a)(b)	2,122	2,114,632
Scientific Games International Inc., 10.00%, 12/01/22 (Call 03/04/19)(b)	10,900	11,458,625

		35,664,335

Environmental Control — 0.4%
Clean Harbors Inc., 5.13%, 06/01/21 (Call 03/04/19)(b)	4,538	4,543,673
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)(b)	1,956	1,850,865
5.63%, 05/01/22 (Call 05/01/19)(a)(b)	1,777	1,712,028
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 03/04/19)(a)(b)	2,525	2,482,075

		10,588,641

Food — 1.0%
B&G Foods Inc., 4.63%, 06/01/21 (Call 03/04/19)(b)	3,678	3,687,875
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 03/04/19)(a)(b)	2,205	2,178,754
Darling Ingredients Inc., 5.38%, 01/15/22 (Call 03/04/19)	2,700	2,715,610
Dean Foods Co., 6.50%, 03/15/23 (Call 03/04/19)(a)(b)	3,532	2,746,130
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/19)(a)	3,980	2,981,145
Ingles Markets Inc., 5.75%, 06/15/23 (Call 03/04/19)(b)	3,682	3,718,820
JBS Investments GmbH, 6.25%, 02/05/23 (Call 03/06/19)(a)	4,000	4,020,000
TreeHouse Foods Inc., 4.88%, 03/15/22 (Call 03/04/19)	2,048	2,046,640

		24,094,974

Forest Products & Paper — 0.2%
Cascades Inc., 5.50%, 07/15/22 (Call 03/04/19)(a)(b)	2,227	2,220,041
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 03/04/19)	3,055	3,036,196

		5,256,237

Gas — 0.4%
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 03/04/19)(a)(b)	1,620	1,512,169
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	1,720	1,721,612
7.50%, 11/01/23 (Call 11/01/19)	3,105	3,144,744
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(a)	2,010	1,959,750
Southern Star Central Corp., 5.13%, 07/15/22 (Call 03/04/19)(a)	2,242	2,191,555

		10,529,830

Hand & Machine Tools — 0.0%
CFX Escrow Corp., 6.00%, 02/15/24(a)	930	930,000

Health Care - Products — 1.7%
Agiliti Health Inc., 7.63%, 08/15/20 (Call 02/04/19)	2,948	2,948,000
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21 (Call 03/04/19)(a)	5,476	5,686,552

3

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Hill-Rom Holdings Inc., 5.75%, 09/01/23 (Call 03/04/19)(a)(b)	$2,325	$2,395,234
Immucor Inc., 11.13%, 02/15/22 (Call 03/04/19)(a)(b)	1,859	1,894,321
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/19)(a)	3,127	3,196,706
12.50%, 11/01/21 (Call 05/01/19)(a)	2,397	2,594,191
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	2,475	1,899,563
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 03/04/19)(a)	3,945	3,913,472
5.63%, 10/15/23 (Call 03/04/19)(a)(b)	3,505	2,954,527
5.75%, 08/01/22 (Call 03/04/19)(a)(b)	4,614	4,200,022
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/04/19)(a)(b)	6,662	6,448,456
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 03/04/19)(a)(b)	2,220	2,244,975

		40,376,019

Health Care - Services — 7.3%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 03/04/19)(b)	3,629	3,569,283
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 03/04/19)(a)(b)	1,935	1,686,528
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	5,113	5,194,260
5.63%, 02/15/21 (Call 03/04/19)	6,842	6,944,630
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 03/04/19)(b)	4,888	4,706,166
6.25%, 03/31/23 (Call 03/31/20)	15,692	15,002,206
8.63%, 01/15/24 (Call 01/15/21)(a)	5,100	5,246,625
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(f)	8,868	7,671,466
DaVita Inc., 5.75%, 08/15/22 (Call 03/04/19)(b)	6,428	6,533,691
HCA Healthcare Inc., 6.25%, 02/15/21(b)	4,759	4,962,993
HCA Inc.
4.25%, 10/15/19(b)	3,133	3,153,365
4.75%, 05/01/23	3,340	3,434,198
5.88%, 03/15/22	4,437	4,703,220
5.88%, 05/01/23(b)	6,351	6,716,183
6.50%, 02/15/20(b)	10,067	10,356,426
7.50%, 02/15/22	9,835	10,769,325
MEDNAX Inc., 5.25%, 12/01/23 (Call 03/04/19)(a)	3,800	3,817,219
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(b)	3,717	3,791,340
Quorum Health Corp., 11.63%, 04/15/23 (Call 04/15/19)(b)	1,929	1,774,680
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/19)(a)	4,046	4,273,128
Select Medical Corp., 6.38%, 06/01/21 (Call 03/04/19)	4,218	4,239,042
Surgery Center Holdings Inc., 8.88%, 04/15/21 (Call 03/04/19)(a)(b)	2,227	2,265,376
Tenet Healthcare Corp.
4.38%, 10/01/21	5,141	5,137,573
4.50%, 04/01/21	4,110	4,128,449
4.75%, 06/01/20	2,454	2,475,144
5.50%, 03/01/19(b)	2,435	2,439,152
6.00%, 10/01/20	8,976	9,281,633
6.75%, 06/15/23(b)	9,620	9,481,713
7.50%, 01/01/22 (Call 02/22/19)(a)	3,678	3,821,198
8.13%, 04/01/22	14,186	14,877,567

		172,453,779

Holding Companies - Diversified — 0.1%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	2,643	2,600,051

Security	Par (000)	Value

Home Builders — 2.6%
Beazer Homes USA Inc., 8.75%, 03/15/22 (Call 03/15/19)	$2,830	$2,938,601
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 03/04/19)(a)	3,095	3,104,947
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 03/04/19)(a)(b)	2,427	2,378,460
Century Communities Inc., 6.88%, 05/15/22 (Call 03/04/19)(b)	2,137	2,145,014
K Hovnanian Enterprises Inc., 10.00%, 07/15/22 (Call 07/15/19)(a)	2,112	1,826,880
KB Home
4.75%, 05/15/19 (Call 03/04/19)(b)	2,124	2,124,630
7.00%, 12/15/21 (Call 09/15/21)	2,333	2,460,343
7.50%, 09/15/22(b)	1,797	1,912,401
8.00%, 03/15/20	1,840	1,919,186
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	2,787	2,770,417
4.50%, 06/15/19 (Call 04/16/19)	2,592	2,598,266
4.50%, 11/15/19 (Call 08/15/19)(b)	3,077	3,079,404
4.75%, 04/01/21 (Call 02/01/21)	2,596	2,633,318
4.75%, 11/15/22 (Call 08/15/22)	3,188	3,205,684
4.88%, 12/15/23 (Call 09/15/23)	2,000	2,000,000
8.38%, 01/15/21(b)	1,949	2,097,611
Mattamy Group Corp., 6.88%, 12/15/23 (Call 12/15/19)(a)(b)	2,250	2,193,525
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	3,804	3,856,305
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 03/04/19)(a)(b)	2,033	1,929,656
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/19)	1,842	1,873,275
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 03/04/19)(a)	2,837	2,842,993
5.88%, 04/15/23 (Call 01/15/23)(a)(b)	1,775	1,758,395
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	1,943	1,909,807
5.88%, 02/15/22 (Call 11/15/21)	2,157	2,254,065
TRI Pointe Group Inc./TRI Pointe Homes Inc., 4.38%, 06/15/19	2,213	2,217,020
William Lyon Homes Inc., 7.00%, 08/15/22 (Call 03/04/19)(b)	2,330	2,326,359

		62,356,562

Home Furnishings — 0.1%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 03/04/19)(b)	2,450	2,432,306

Household Products & Wares — 0.5%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 03/04/19)(b)	2,000	2,052,625
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 03/04/19)(a)(b)	4,533	3,841,717
Prestige Brands Inc., 5.38%, 12/15/21 (Call 03/04/19)(a)(b)	2,233	2,231,604
Spectrum Brands Inc., 6.63%, 11/15/22 (Call 03/04/19)	2,580	2,645,002

		10,770,948

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23 (Call 02/15/19)	2,225	2,264,865

4

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(a)	$425	$432,438
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 02/11/19)(a)(b)	3,875	3,942,259
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)	2,680	2,289,876
Genworth Holdings Inc.
4.90%, 08/15/23	2,068	1,804,330
7.20%, 02/15/21	1,692	1,692,000
7.63%, 09/24/21	3,415	3,432,075
7.70%, 06/15/20	1,921	1,959,420
MGIC Investment Corp., 5.75%, 08/15/23(b)	2,325	2,394,750

		17,947,148

Internet — 1.1%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	2,425	2,452,694
Netflix Inc.
5.38%, 02/01/21(b)	2,389	2,442,566
5.50%, 02/15/22(b)	3,556	3,671,741
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)(b)	1,931	1,902,054
4.20%, 09/15/20	3,819	3,826,161
VeriSign Inc., 4.63%, 05/01/23 (Call 03/04/19)	3,746	3,780,115
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 03/04/19)(b)	7,119	7,154,595

		25,229,926

Iron & Steel — 0.6%
AK Steel Corp.
7.50%, 07/15/23 (Call 07/15/19)	1,758	1,789,864
7.63%, 10/01/21 (Call 03/04/19)	2,186	2,125,430
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)(b)	2,502	2,535,827
7.88%, 08/15/23 (Call 05/15/23)(b)	2,530	2,697,612
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 03/04/19)(b)	3,608	3,637,739
5.25%, 04/15/23 (Call 03/04/19)	1,989	2,017,177

		14,803,649

Leisure Time — 0.7%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 03/04/19)(a)(b)	2,639	2,599,415
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/19)(a)	2,000	1,983,600
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 03/04/19)(a)(b)	2,900	2,963,437
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 03/04/19)(a)(b)	3,035	3,051,835
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 03/04/19)(a)	2,525	2,562,875
5.38%, 04/15/23 (Call 03/04/19)(a)(b)	2,669	2,703,030
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 03/04/19)(b)	1,725	1,610,719

		17,474,911

Lodging — 2.2%
Boyd Gaming Corp., 6.88%, 05/15/23 (Call 02/15/19)(b)	4,284	4,437,956
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 09/01/19)(a)(b)	2,405	2,375,582
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 03/04/19)(a)	4,375	4,517,188
MGM Resorts International
5.25%, 03/31/20	2,468	2,505,681
6.00%, 03/15/23	6,527	6,771,763
6.63%, 12/15/21	6,758	7,148,134
6.75%, 10/01/20(b)	5,138	5,364,628

Security	Par (000)	Value

Lodging (continued)
7.75%, 03/15/22	$4,843	$5,269,336
8.63%, 02/01/19(b)	4,339	4,339,000
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21 (Call 02/04/19)(a)	1,798	1,824,772
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	2,107	1,981,238
4.25%, 03/01/22 (Call 12/01/21)	3,166	3,150,170
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	2,556	2,495,067

		52,180,515

Machinery — 0.1%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)	1,838	1,819,620

Manufacturing — 0.4%
Amsted Industries Inc., 5.00%, 03/15/22 (Call 03/04/19)(a)(b)	3,276	3,249,628
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 02/15/19)(a)(b)	3,120	3,135,734
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	2,016	2,090,340

		8,475,702

Media — 8.7%
Altice Financing SA, 6.63%, 02/15/23 (Call 03/04/19)(a)(b)	10,637	10,706,672
Altice Finco SA, 8.13%, 01/15/24 (Call 03/04/19)(a)	1,900	1,871,500
Altice Luxembourg SA, 7.75%, 05/15/22 (Call 03/04/19)(a)(b)	14,621	14,178,130
AMC Networks Inc., 4.75%, 12/15/22 (Call 03/04/19)(b)	3,315	3,328,297
Cable One Inc., 5.75%, 06/15/22 (Call 03/04/19)(a)(b)	2,517	2,563,145
Cablevision Systems Corp.
5.88%, 09/15/22(b)	3,275	3,302,117
8.00%, 04/15/20	2,552	2,659,336
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)	3,124	3,049,942
5.13%, 02/15/23 (Call 03/04/19)(b)	4,897	4,945,970
5.13%, 05/01/23 (Call 03/04/19)(a)(b)	5,913	5,988,391
5.25%, 03/15/21 (Call 03/04/19)(b)	2,449	2,455,123
5.25%, 09/30/22 (Call 03/04/19)	6,004	6,065,841
5.75%, 09/01/23 (Call 03/04/19)(b)	2,475	2,522,334
Clear Channel Worldwide Holdings Inc.
Series A, 6.50%, 11/15/22 (Call 03/04/19)(b)	3,447	3,498,705
Series B, 6.50%, 11/15/22 (Call 03/04/19)	9,410	9,621,725
Series B, 7.63%, 03/15/20 (Call 03/04/19)	9,379	9,379,000
CSC Holdings LLC
5.13%, 12/15/21 (Call 02/11/19)(a)	3,562	3,553,080
5.38%, 07/15/23 (Call 02/11/19)(a)(b)	5,296	5,347,371
6.75%, 11/15/21(b)	5,026	5,275,720
8.63%, 02/15/19	2,724	2,730,568
10.13%, 01/15/23 (Call 02/11/19)(a)	8,663	9,365,136
Series 144S, 5.13%, 12/15/21 (Call 02/11/19)(a)(b)	2,473	2,466,807
DISH DBS Corp.
5.00%, 03/15/23(b)	7,518	6,517,166
5.13%, 05/01/20	5,383	5,403,186
5.88%, 07/15/22	10,082	9,575,717
6.75%, 06/01/21	9,978	10,162,693
7.88%, 09/01/19	7,068	7,206,231
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/04/19)(a)	2,120	2,151,469
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 03/04/19)(a)(b)	1,550	1,608,125
Nexstar Broadcasting Inc., 5.88%, 11/15/22 (Call 02/11/19)	2,185	2,212,313

5

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Quebecor Media Inc., 5.75%, 01/15/23	$4,175	$4,307,852
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 02/15/19)	3,218	3,222,323
6.13%, 10/01/22 (Call 02/15/19)(b)	2,601	2,649,769
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	5,388	5,314,215
4.63%, 05/15/23 (Call 03/04/19)(a)(b)	2,025	2,030,063
TEGNA Inc.
4.88%, 09/15/21 (Call 03/04/19)(a)(b)	1,732	1,722,258
5.13%, 07/15/20 (Call 03/04/19)	2,949	2,958,886
6.38%, 10/15/23 (Call 03/04/19)(b)	3,273	3,330,277
Tribune Media Co., 5.88%, 07/15/22 (Call 02/11/19)	5,636	5,734,630
Univision Communications Inc.
5.13%, 05/15/23 (Call 03/04/19)(a)(b)	6,270	5,864,958
6.75%, 09/15/22 (Call 03/04/19)(a)(b)	1,733	1,745,373
Urban One Inc., 7.38%, 04/15/22 (Call 03/04/19)(a)(b)	1,775	1,709,705
Videotron Ltd., 5.00%, 07/15/22(b)	3,852	3,960,626
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	2,332	2,355,806

		206,618,551

Metal Fabricate & Hardware — 0.3%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(a)(b)	4,550	4,600,960
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 06/15/19)(a)(b)	1,778	1,891,570

		6,492,530

Mining — 2.4%
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)	2,078	2,157,595
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/19)(a)(b)	1,912	1,888,100
Eldorado Gold Corp., 6.13%, 12/15/20 (Call 03/04/19)(a)(b)	3,094	2,947,035
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/04/19)(a)(b)	1,683	1,438,965
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	3,684	3,665,580
5.13%, 03/15/23 (Call 12/15/22)(a)	2,729	2,698,299
Freeport-McMoRan Inc.
3.10%, 03/15/20	4,839	4,793,514
3.55%, 03/01/22 (Call 12/01/21)	9,515	9,217,192
3.88%, 03/15/23 (Call 12/15/22)	9,817	9,400,857
4.00%, 11/14/21	3,172	3,142,448
6.88%, 02/15/23 (Call 02/15/20)	3,567	3,743,674
Hecla Mining Co., 6.88%, 05/01/21 (Call 03/04/19)(b)	2,774	2,776,167
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/19)(a)	3,219	3,313,156
New Gold Inc., 6.25%, 11/15/22 (Call 02/07/19)(a)	2,638	2,433,555
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(a)	2,958	2,948,756

		56,564,893

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 03/04/19)	3,112	3,125,337
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	3,149	3,070,275
4.38%, 05/15/22 (Call 04/15/22)	1,893	1,775,161
4.70%, 04/01/23 (Call 03/01/23)	2,200	2,028,136

		9,998,909

Oil & Gas — 9.3%
Aker BP ASA, 6.00%, 07/01/22 (Call 07/01/19)(a)	2,144	2,194,706

Security	Par (000)	Value

Oil & Gas (continued)
Antero Resources Corp.
5.13%, 12/01/22 (Call 03/04/19)(b)	$5,177	$5,186,348
5.38%, 11/01/21 (Call 03/04/19)(b)	5,026	5,052,379
5.63%, 06/01/23 (Call 03/04/19)(b)	4,060	4,088,928
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(a)(b)	5,069	5,417,494
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 03/04/19)(a)(b)	2,152	2,082,060
Baytex Energy Corp., 5.13%, 06/01/21 (Call 03/04/19)(a)	2,191	2,153,114
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	2,944	2,793,120
California Resources Corp., 8.00%, 12/15/22 (Call 03/04/19)(a)(b)	10,786	8,725,874
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 03/04/19)(b)	4,514	4,237,517
7.63%, 01/15/22 (Call 03/04/19)(b)	1,849	1,702,621
Canbriam Energy Inc., 9.75%, 11/15/19 (Call 03/04/19)(a)	1,786	1,460,055
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 03/04/19)(b)	3,523	3,478,963
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 03/04/19)	2,434	2,318,385
6.13%, 02/15/21	2,479	2,470,209
6.63%, 08/15/20	2,334	2,356,124
Citgo Holding Inc., 10.75%, 02/15/20(a)	10,128	10,305,240
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 03/04/19)(a)	3,676	3,620,860
CNX Resources Corp., 5.88%, 04/15/22 (Call 03/04/19)	6,805	6,772,030
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	7,967	8,117,273
5.00%, 09/15/22 (Call 03/04/19)	8,006	8,046,030
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 03/04/19)(b)	2,606	2,617,584
Denbury Resources Inc.
9.00%, 05/15/21 (Call 03/04/19)(a)(b)	3,102	3,070,980
9.25%, 03/31/22 (Call 03/31/19)(a)	2,309	2,280,715
Eclipse Resources Corp., 8.88%, 07/15/23 (Call 03/04/19)	2,562	2,351,703
Gulfport Energy Corp., 6.63%, 05/01/23 (Call 03/04/19)(b)	1,937	1,913,479
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 03/04/19)(b)	1,744	1,653,893
Jones Energy Holdings LLC/Jones Energy Finance Corp., 9.25%, 03/15/23 (Call 03/15/20)(a)	2,275	1,785,875
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/04/19)(b)	2,306	2,226,731
6.25%, 03/15/23 (Call 03/04/19)(b)	1,784	1,702,605
MEG Energy Corp., 6.38%, 01/30/23 (Call 03/04/19)(a)	4,008	3,547,080
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	2,472	2,419,470
4.45%, 12/01/22 (Call 09/01/22)	3,021	2,964,583
Murphy Oil USA Inc., 6.00%, 08/15/23 (Call 03/04/19)(b)	675	687,403
Nabors Industries Inc.
4.63%, 09/15/21	3,430	3,261,358
5.00%, 09/15/20(b)	3,471	3,436,290
5.50%, 01/15/23 (Call 11/15/22)(b)	2,944	2,677,936
Newfield Exploration Co., 5.75%, 01/30/22	4,058	4,220,857
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 03/04/19)	4,522	4,510,695
6.88%, 01/15/23 (Call 03/04/19)	2,077	2,058,826
Pacific Drilling SA, 8.38%, 10/01/23(a)	3,725	3,687,750
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 03/04/19)	2,191	2,198,559
Precision Drilling Corp., 7.75%, 12/15/23 (Call 12/15/19)	1,700	1,646,875

6

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	$3,500	$3,384,542
5.38%, 10/01/22 (Call 07/01/22)(b)	2,453	2,413,347
6.88%, 03/01/21	2,139	2,214,293
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)(b)	2,835	2,755,972
5.00%, 03/15/23 (Call 12/15/22)(b)	4,071	3,876,325
5.75%, 06/01/21 (Call 03/01/21)	2,209	2,224,034
Resolute Energy Corp., 8.50%, 05/01/20 (Call 03/04/19)	3,132	3,137,848
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)	3,111	2,759,353
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20 (Call 03/04/19)(a)(b)	2,534	2,630,213
Sanchez Energy Corp., 7.25%, 02/15/23 (Call 02/15/20)(a)(b)	2,379	2,020,651
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 03/04/19)(a)	2,194	2,224,951
6.88%, 06/30/23 (Call 03/04/19)(a)(b)	2,450	2,492,875
SM Energy Co.
5.00%, 01/15/24 (Call 03/04/19)	2,500	2,376,563
6.13%, 11/15/22 (Call 03/04/19)	2,519	2,525,298
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/20)	4,980	4,944,206
Teine Energy Ltd., 6.88%, 09/30/22 (Call 03/04/19)(a)(b)	1,768	1,759,160
Transocean Inc., 9.00%, 07/15/23 (Call 07/15/20)(a)(b)	5,971	6,237,784
Unit Corp., 6.63%, 05/15/21 (Call 03/04/19)(b)	3,442	3,249,248
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(a)(b)	2,701	2,231,242
9.75%, 04/15/23 (Call 10/15/20)(a)	1,993	1,664,155
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	3,083	3,017,486
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	4,353	4,360,325
6.25%, 04/01/23 (Call 01/01/23)(b)	1,945	1,920,245
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	2,534	2,585,274
8.25%, 08/01/23 (Call 06/01/23)	2,680	2,974,800

		221,480,767

Oil & Gas Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 03/04/19)	1,646	1,626,275
6.00%, 10/01/22 (Call 03/04/19)(b)	1,789	1,751,729
Bristow Group Inc., 8.75%, 03/01/23 (Call 03/01/20)(a)	1,638	1,370,336
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 03/04/19)(b)	2,066	1,843,905
FTS International Inc., 6.25%, 05/01/22 (Call 03/04/19)	1,978	1,857,342
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 03/04/19)(a)	1,896	1,495,470
9.63%, 04/01/23 (Call 04/01/20)(a)	2,020	1,535,831
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	2,507	1,973,479
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	1,970	1,974,925
PHI Inc., 5.25%, 03/15/19 (Call 03/04/19)(b)	2,411	1,657,563
SESI LLC, 7.13%, 12/15/21 (Call 03/04/19)(b)	3,905	3,480,331
Weatherford International Ltd.
5.13%, 09/15/20(b)	1,753	1,349,810
7.75%, 06/15/21 (Call 05/15/21)(b)	3,744	3,194,100
8.25%, 06/15/23 (Call 03/15/23)(b)	2,900	1,863,250

		26,974,346

Security	Par (000)	Value

Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(a)(b)	$3,557	$3,516,273
4.63%, 05/15/23 (Call 05/15/19)(a)	4,929	4,932,961
Ball Corp.
4.00%, 11/15/23	5,698	5,699,193
4.38%, 12/15/20	5,049	5,118,424
5.00%, 03/15/22	3,506	3,623,311
Berry Global Inc.
5.13%, 07/15/23 (Call 03/04/19)	3,445	3,454,749
5.50%, 05/15/22 (Call 03/04/19)(b)	2,565	2,581,775
6.00%, 10/15/22 (Call 03/04/19)	2,041	2,084,371
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	5,266	5,285,748
Graphic Packaging International LLC, 4.75%, 04/15/21 (Call 01/15/21)	2,358	2,390,423
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	2,467	2,500,921
5.88%, 08/15/23(a)	3,361	3,499,185
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)(b)	8,139	8,158,172
5.75%, 10/15/20 (Call 03/04/19)(b)	14,951	15,008,209
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	2,070	2,100,791
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	2,277	2,327,094
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	2,092	2,180,910

		74,462,510

Pharmaceuticals — 3.7%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/04/19)(a)	4,874	4,733,872
5.63%, 12/01/21 (Call 03/04/19)(a)	3,592	3,593,673
5.88%, 05/15/23 (Call 03/04/19)(a)(b)	16,364	16,016,265
6.50%, 03/15/22 (Call 03/15/19)(a)	6,613	6,836,189
Elanco Animal Health Inc.
3.91%, 08/27/21(a)	2,266	2,275,644
4.27%, 08/28/23 (Call 07/28/23)(a)(b)	3,815	3,848,969
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 03/04/19)(a)	8,223	6,715,248
Endo Finance LLC, 5.75%, 01/15/22 (Call 03/04/19)(a)(b)	3,547	3,239,741
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 03/04/19)(a)	3,791	3,094,404
7.25%, 01/15/22 (Call 03/04/19)(a)	2,010	1,894,425
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 03/04/19)	2,404	2,391,980
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	4,000	3,912,538
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21(b)	15,123	14,291,235
2.80%, 07/21/23	15,462	13,915,800

		86,759,983

Pipelines — 2.8%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 03/04/19)(a)	2,179	2,026,470
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 03/04/19)(a)	4,045	4,090,506
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 02/15/19)(b)	3,287	3,315,761
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	2,530	2,467,428
4.75%, 09/30/21 (Call 06/30/21)(a)	2,493	2,523,643

7

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.95%, 04/01/22 (Call 01/01/22)	$1,702	$1,717,318
5.35%, 03/15/20(a)	3,006	3,055,310
Energy Transfer LP
4.25%, 03/15/23 (Call 12/15/22)(b)	5,570	5,618,738
5.88%, 01/15/24 (Call 10/15/23)	1,325	1,409,469
7.50%, 10/15/20	6,009	6,377,051
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 03/04/19)	2,165	2,080,655
6.75%, 08/01/22 (Call 03/04/19)	3,682	3,679,054
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 03/04/19)	1,974	1,914,780
Midcontinent Express Pipeline LLC, 6.70%, 09/15/19(a)	2,515	2,532,437
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(a)	3,577	3,606,832
NuStar Logistics LP, 4.80%, 09/01/20	2,372	2,381,742
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/04/19)	3,029	3,085,794
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 02/15/19)(b)	2,044	1,941,800
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(a)	2,650	2,645,307
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 02/11/19)	3,627	3,626,619
4.25%, 11/15/23 (Call 03/04/19)	2,855	2,758,644
5.25%, 05/01/23 (Call 03/04/19)	2,863	2,878,849
Williams Companies Inc. (The), 3.70%, 01/15/23 (Call 10/15/22)	0	—

		65,734,207

Real Estate — 0.4%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(a)	2,880	2,872,800
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19(a)	2,580	2,589,742
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	2,579	2,351,188
5.25%, 12/01/21 (Call 03/04/19)(a)(b)	2,592	2,585,192

		10,398,922

Real Estate Investment Trusts — 2.2%
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(b)	2,000	1,675,833
Equinix Inc.
5.38%, 01/01/22 (Call 03/04/19)	3,794	3,857,233
5.38%, 04/01/23 (Call 03/04/19)	4,964	5,042,252
Iron Mountain Inc.
4.38%, 06/01/21 (Call 02/11/19)(a)(b)	2,807	2,792,965
6.00%, 08/15/23 (Call 02/11/19)	3,537	3,638,689
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	2,260	2,251,368
5.00%, 07/01/19 (Call 03/04/19)(b)	1,928	1,930,109
5.25%, 09/15/22 (Call 09/15/19)(b)	1,916	1,878,734
6.00%, 04/01/22 (Call 04/01/19)	2,144	2,138,640
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 03/04/19)	2,000	2,007,250
5.00%, 04/15/23 (Call 03/04/19)	2,209	2,218,664
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	3,727	3,669,977
4.88%, 07/15/22 (Call 03/04/19)(b)	3,829	3,873,225
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(b)	2,924	2,881,953
5.00%, 12/15/21 (Call 09/15/21)(b)	3,202	3,238,023

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/04/19)(a)	$2,654	$2,523,268
8.25%, 10/15/23 (Call 04/15/19)	5,580	5,175,450
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)	1,200	1,299,696

		52,093,329

Retail — 3.1%
1011778 BC ULC/New Red Finance Inc., 4.63%, 01/15/22 (Call 03/04/19)(a)	6,614	6,630,535
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	1,820	1,742,650
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 03/04/19)(a)	2,083	2,088,208
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/04/19)(b)	2,435	2,136,713
6.75%, 01/15/22 (Call 03/04/19)(b)	2,341	2,049,838
6.75%, 06/15/23 (Call 06/15/19)(b)	2,655	2,319,806
GameStop Corp.
5.50%, 10/01/19 (Call 03/04/19)(a)	1,874	1,874,837
6.75%, 03/15/21 (Call 03/04/19)(a)(b)	2,723	2,729,808
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 03/04/19)(b)	2,978	2,948,220
Guitar Center Escrow Issuer Inc., 9.50%, 10/15/21 (Call 03/15/19)(a)(b)	3,256	3,048,430
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 07/01/19)(a)	2,518	2,093,088
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)(b)	1,900	1,911,752
L Brands Inc.
5.63%, 02/15/22(b)	4,769	4,853,620
5.63%, 10/15/23	2,768	2,749,205
6.63%, 04/01/21	4,027	4,218,282
Michaels Stores Inc., 5.88%, 12/15/20 (Call 03/04/19)(a)(b)	2,774	2,777,749
Party City Holdings Inc., 6.13%, 08/15/23 (Call 03/04/19)(a)(b)	2,335	2,370,025
Penske Automotive Group Inc., 5.75%, 10/01/22 (Call 03/04/19)(b)	2,949	2,995,769
QVC Inc.
3.13%, 04/01/19(b)	2,143	2,141,867
4.38%, 03/15/23	4,209	4,178,194
5.13%, 07/02/22(b)	2,438	2,506,237
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 03/04/19)(a)(b)	2,100	2,163,000
Rite Aid Corp., 6.13%, 04/01/23 (Call 03/04/19)(a)(b)	8,648	7,283,778
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	1,797	1,770,847
3.88%, 11/01/20 (Call 08/01/20)	1,917	1,907,175

		73,489,633

Semiconductors — 0.1%
Amkor Technology Inc., 6.38%, 10/01/22 (Call 03/04/19)	2,884	2,911,939

Software — 1.8%
Blackboard Inc., 9.75%, 10/15/21 (Call 03/04/19)(a)(b)	1,844	1,317,692
First Data Corp., 5.38%, 08/15/23 (Call 02/11/19)(a)	6,373	6,496,477
Infor U.S. Inc.
5.75%, 08/15/20 (Call 02/15/19)(a)	2,529	2,567,658
6.50%, 05/15/22 (Call 02/15/19)(b)	8,541	8,690,467
Informatica LLC, 7.13%, 07/15/23 (Call 02/15/19)(a)(b)	3,453	3,478,897
IQVIA Inc., 4.88%, 05/15/23 (Call 03/04/19)(a)	4,412	4,456,580
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/19)(a)(b)	2,500	2,490,625
Open Text Corp., 5.63%, 01/15/23 (Call 03/04/19)(a)(b)	4,243	4,351,064
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/04/19)(a)	2,054	1,509,690

8

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
TIBCO Software Inc., 11.38%, 12/01/21 (Call 03/04/19)(a)	$5,011	$5,292,869
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23 (Call 02/11/19)(a)	2,141	1,884,080

		42,536,099

Storage & Warehousing — 0.1%
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(a)	2,485	2,426,688

Telecommunications — 9.0%
Anixter Inc.
5.13%, 10/01/21(b)	2,086	2,118,376
5.50%, 03/01/23(b)	2,058	2,105,540
CenturyLink Inc.
Series S, 6.45%, 06/15/21(b)	6,146	6,255,399
Series T, 5.80%, 03/15/22	7,046	7,069,815
Series V, 5.63%, 04/01/20	4,997	5,054,715
Series W, 6.75%, 12/01/23(b)	4,050	4,075,313
CommScope Inc., 5.00%, 06/15/21 (Call 02/11/19)(a)(b)	3,612	3,600,302
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 03/04/19)	2,522	2,304,478
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)(b)	2,000	2,121,000
Frontier Communications Corp.
7.13%, 03/15/19(b)	1,947	1,921,446
8.75%, 04/15/22	2,519	1,687,730
10.50%, 09/15/22 (Call 06/15/22)	10,966	7,833,836
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 12.50%, 07/01/22 (Call 07/01/19)(a)(b)	4,308	4,684,950
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	2,318	2,199,203
Hughes Satellite Systems Corp.
6.50%, 06/15/19(b)	5,292	5,346,931
7.63%, 06/15/21	4,724	5,005,964
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 03/04/19)(a)(b)	5,049	4,893,671
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	6,433	5,966,607
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 03/04/19)	10,141	9,218,676
9.50%, 09/30/22(a)	2,446	2,843,475
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 03/18/19)	4,917	4,099,036
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(a)(b)	2,065	2,229,393
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 03/04/19)	3,610	3,582,223
5.38%, 08/15/22 (Call 03/04/19)	5,130	5,176,427
5.38%, 01/15/24 (Call 03/04/19)	1,300	1,296,750
5.63%, 02/01/23 (Call 03/04/19)(b)	2,408	2,426,975
6.13%, 01/15/21 (Call 03/04/19)	3,263	3,272,582
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 03/04/19)(b)	3,225	3,239,513
Nokia OYJ
3.38%, 06/12/22	3,157	3,100,269
5.38%, 05/15/19	3,151	3,165,955
Plantronics Inc., 5.50%, 05/31/23 (Call 03/04/19)(a)(b)	2,663	2,561,486
Qwest Corp., 6.75%, 12/01/21	4,646	4,947,990
Sable International Finance Ltd., 6.88%, 08/01/22 (Call 03/04/19)(a)(b)	2,038	2,111,878
Sprint Communications Inc.
6.00%, 11/15/22	11,369	11,511,112
7.00%, 03/01/20(a)	5,221	5,377,358
7.00%, 08/15/20	7,811	8,103,912
11.50%, 11/15/21	4,973	5,762,464

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Sprint Corp.
7.25%, 09/15/21	$11,202	$11,762,100
7.88%, 09/15/23(b)	20,776	22,132,673
Telecom Italia Capital SA, 7.18%, 06/18/19	4,075	4,105,563
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	5,215	5,189,066
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	2,565	2,546,704
6.00%, 03/01/23 (Call 02/11/19)	6,560	6,738,432
WTT Investment Ltd./Hong Kong, 5.50%, 11/21/22 (Call 11/21/20)(a)	3,377	3,356,654

		214,103,942

Toys, Games & Hobbies — 0.1%
Mattel Inc., 2.35%, 08/15/21 (Call 07/15/21)	1,914	1,766,595

Transportation — 0.7%
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 03/04/19)(a)(b)	2,005	1,927,306
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 03/04/19)(a)	3,173	1,863,222
Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, 08/01/20 (Call 03/04/19)(a)	2,460	2,157,113
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 03/04/19)(a)(b)	2,313	2,321,963
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	2,875	2,903,750
6.50%, 06/15/22 (Call 03/04/19)(a)	5,890	6,037,250

		17,210,604

Trucking & Leasing — 1.0%
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (Call 09/01/23)(a)(b)	5,118	5,159,126
5.50%, 01/15/23 (Call 12/15/22)(a)	2,448	2,493,635
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)(b)	3,035	3,036,897
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	4,739	4,664,145
5.25%, 08/15/22(a)	9,140	9,279,461

		24,633,264

Total Corporate Bonds & Notes — 97.5% (Cost: $2,370,169,456)		2,319,101,067

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 11/20/22)(d)(e)	9	—

Total Warrants — 0.0% (Cost $0)		—

Short-Term Investments

Money Market Funds — 19.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)	429,976	430,105,112

9

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(g)(h)	27,798	$27,798,392

		457,903,504

Total Short-Term Investments — 19.3% (Cost: $457,782,732)		457,903,504

Total Investments in Securities — 116.8% (Cost: $2,827,952,188)		2,777,004,571

Other Assets, Less Liabilities — (16.8)%		(399,350,435)

Net Assets — 100.0%		$2,377,654,136

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	589,102	(159,126)	429,976	$430,105,112	$933,754	(a)	$(15,548)	$43,131
BlackRock Cash Funds: Treasury, SL Agency Shares	45,367	(17,569)	27,798	27,798,392	151,558		—	—

				$457,903,504	$1,085,312		$(15,548)	$43,131

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Corporate Bonds & Notes	$—	$2,319,101,067	$0	(a)	$2,319,101,067
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	457,903,504	—	—		457,903,504

	$457,903,504	$2,319,101,067	$0	(a)	$2,777,004,571

(a)	Rounds to less than $1.

10

Schedule of Investments (unaudited) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.50%, 10/01/20	$100	$100,406
3.75%, 10/01/21	140	141,536
3.75%, 02/15/23(a)	545	542,631
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	950	954,263
4.45%, 08/15/20(a)	97	98,858
6.25%, 07/15/19(a)	634	642,927
WPP Finance 2010
3.63%, 09/07/22	555	540,743
4.75%, 11/21/21	25	25,516

		3,046,880

Aerospace & Defense — 1.9%
Boeing Co. (The)
4.88%, 02/15/20	1,829	1,870,617
6.00%, 03/15/19(a)	290	291,189
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	75	71,659
2.25%, 11/15/22 (Call 08/15/22)(a)	670	656,278
2.88%, 05/11/20	175	175,372
3.00%, 05/11/21	2,100	2,112,736
3.38%, 05/15/23 (Call 04/15/23)	1,390	1,413,545
L3 Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)	1,025	1,036,355
4.95%, 02/15/21 (Call 11/15/20)	840	862,832
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	2,009	2,003,135
3.10%, 01/15/23 (Call 11/15/22)	10	10,035
3.35%, 09/15/21	405	410,984
4.25%, 11/15/19	1,617	1,636,813
Northrop Grumman Corp.
2.08%, 10/15/20	1,544	1,525,985
2.55%, 10/15/22 (Call 09/15/22)	1,730	1,694,082
3.25%, 08/01/23(a)	100	100,143
3.50%, 03/15/21	460	465,547
5.05%, 08/01/19(a)	399	405,845
Raytheon Co., 3.13%, 10/15/20	2,987	3,004,683
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)(a)	1,031	1,009,769
United Technologies Corp.
1.50%, 11/01/19(a)	1,010	1,000,413
1.95%, 11/01/21 (Call 10/01/21)	25	24,222
2.30%, 05/04/22 (Call 04/04/22)(a)	50	48,679
3.10%, 06/01/22	1,195	1,190,868
3.35%, 08/16/21(a)	1,235	1,246,538
3.65%, 08/16/23 (Call 07/16/23)	2,170	2,203,049
4.50%, 04/15/20	2,132	2,171,313

		28,642,686

Agriculture — 1.3%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,862	1,855,879
2.85%, 08/09/22	400	390,513
4.75%, 05/05/21	2,819	2,910,188
9.25%, 08/06/19	578	596,568
BAT Capital Corp.
2.30%, 08/14/20	1,133	1,117,655
2.76%, 08/15/22 (Call 07/15/22)	2,610	2,537,032
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	192	192,156

Security	Par (000)	Value

Agriculture (continued)
Philip Morris International Inc.
1.38%, 02/25/19	$190	$189,825
1.63%, 02/21/19(a)	225	224,858
1.88%, 02/25/21 (Call 01/25/21)(a)	1,389	1,359,911
2.00%, 02/21/20	2,000	1,982,544
2.38%, 08/17/22 (Call 07/17/22)(a)	754	733,450
2.50%, 08/22/22	500	489,580
2.50%, 11/02/22 (Call 10/02/22)	500	487,897
2.63%, 02/18/22 (Call 01/18/22)	1,575	1,545,778
2.63%, 03/06/23	275	268,679
2.90%, 11/15/21	45	44,765
3.60%, 11/15/23(a)	10	10,095
4.50%, 03/26/20	440	448,259
Reynolds American Inc.
3.25%, 06/12/20	1,017	1,016,645
4.00%, 06/12/22	150	151,561
6.88%, 05/01/20	1,085	1,131,647
8.13%, 06/23/19	185	188,618

		19,874,103

Airlines — 0.2%
Delta Air Lines Inc.
2.88%, 03/13/20	633	629,200
3.63%, 03/15/22 (Call 02/15/22)	946	939,520
3.80%, 04/19/23 (Call 03/19/23)(a)	1,465	1,441,166

		3,009,886

Auto Manufacturers — 4.1%
American Honda Finance Corp.
1.20%, 07/12/19	1,177	1,169,126
1.65%, 07/12/21	1,753	1,699,301
1.70%, 02/22/19(a)	215	214,896
1.70%, 09/09/21	117	112,971
2.00%, 02/14/20(a)	740	734,168
2.25%, 08/15/19(a)	975	972,171
2.45%, 09/24/20	825	820,480
2.60%, 11/16/22	552	540,355
3.45%, 07/14/23	755	765,590
3.55%, 01/12/24	370	374,812
3.63%, 10/10/23	1,000	1,018,054
Ford Motor Credit Co. LLC
2.34%, 11/02/20	1,567	1,513,570
2.46%, 03/27/20	684	671,878
2.68%, 01/09/20	1,695	1,678,817
2.98%, 08/03/22 (Call 07/03/22)	700	650,155
3.10%, 05/04/23	600	542,763
3.20%, 01/15/21(a)	3,240	3,167,584
3.22%, 01/09/22	75	71,148
3.34%, 03/18/21	1,100	1,068,535
3.34%, 03/28/22 (Call 02/28/22)	900	853,917
3.81%, 10/12/21(a)	350	341,356
3.81%, 01/09/24 (Call 11/09/23)	1,000	913,410
4.14%, 02/15/23 (Call 01/15/23)	2,225	2,110,060
4.25%, 09/20/22	250	241,928
5.09%, 01/07/21	1,000	1,005,395
5.60%, 01/07/22	1,000	1,008,455
5.75%, 02/01/21(a)	475	485,638
5.88%, 08/02/21	1,175	1,204,038
8.13%, 01/15/20	1,203	1,250,553

11

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Financial Co. Inc.
2.35%, 10/04/19	$940	$935,370
2.40%, 05/09/19(a)	1,230	1,228,384
3.15%, 01/15/20 (Call 12/15/19)(a)	740	739,980
3.15%, 06/30/22 (Call 05/30/22)	1,535	1,484,546
3.20%, 07/13/20 (Call 06/13/20)(a)	1,495	1,487,115
3.20%, 07/06/21 (Call 06/06/21)	2,337	2,299,635
3.25%, 01/05/23 (Call 12/05/22)	1,439	1,374,034
3.45%, 01/14/22 (Call 12/14/21)	1,805	1,773,252
3.45%, 04/10/22 (Call 02/10/22)	281	275,840
3.50%, 07/10/19	70	70,118
3.55%, 04/09/21	240	238,867
3.70%, 05/09/23 (Call 03/09/23)	1,080	1,046,555
4.15%, 06/19/23 (Call 05/19/23)(a)	1,645	1,619,239
4.20%, 03/01/21 (Call 02/01/21)	1,760	1,771,972
4.38%, 09/25/21	100	101,275
5.10%, 01/17/24 (Call 12/17/23)	1,140	1,158,430
Toyota Motor Corp.
3.18%, 07/20/21	1,950	1,964,792
3.42%, 07/20/23	1,275	1,292,491
Toyota Motor Credit Corp.
1.40%, 05/20/19(a)	1,165	1,160,888
1.70%, 02/19/19(a)	1,355	1,354,367
1.90%, 04/08/21	900	883,812
1.95%, 04/17/20	1,196	1,186,147
2.13%, 07/18/19(a)	676	674,459
2.15%, 03/12/20	1,213	1,205,541
2.15%, 09/08/22(a)	676	658,641
2.20%, 01/10/20(a)	1,215	1,209,071
2.60%, 01/11/22	675	670,241
2.70%, 01/11/23	1,560	1,541,355
2.95%, 04/13/21	1,125	1,128,035
3.30%, 01/12/22	685	690,277
3.45%, 09/20/23	1,150	1,167,797

		61,593,650

Banks — 34.6%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	300	295,884
3.30%, 05/17/21	2,300	2,308,743
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19(a)	600	599,055
2.25%, 11/09/20	550	542,236
2.55%, 11/23/21	1,245	1,222,078
2.63%, 05/19/22	600	588,853
2.63%, 11/09/22	675	658,174
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	350	347,655
Banco Santander SA
3.13%, 02/23/23	2,300	2,232,832
3.50%, 04/11/22(a)	400	398,989
3.85%, 04/12/23	600	597,714
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(b)(c)	20	19,745
2.37%, 07/21/21 (Call 07/21/20)(b)(c)	937	928,534
2.50%, 10/21/22 (Call 10/21/21)(a)	350	342,191
2.63%, 10/19/20	4,005	3,988,339
2.63%, 04/19/21	1,200	1,190,868
2.74%, 01/23/22 (Call 01/23/21)(b)(c)	2,050	2,033,526
2.82%, 07/21/23 (Call 07/21/22)(b)(c)	100	98,323
2.88%, 04/24/23 (Call 04/24/22)(b)(c)	1,230	1,214,940
3.00%, 12/20/23 (Call 12/20/22)(b)(c)	4,084	4,027,188

Security	Par (000)	Value

Banks (continued)
3.12%, 01/20/23 (Call 01/20/22)(b)(c)	$1,250	$1,245,400
3.30%, 01/11/23	1,973	1,983,379
3.86%, 07/23/24 (Call 07/23/23)(b)(c)	1,000	1,018,974
4.10%, 07/24/23(a)	1,000	1,035,005
4.13%, 01/22/24	2,000	2,075,359
5.00%, 05/13/21(a)	275	286,620
5.49%, 03/15/19	100	100,303
5.63%, 07/01/20	2,400	2,492,802
5.70%, 01/24/22(a)	1,140	1,223,975
5.88%, 01/05/21(a)	1,000	1,053,610
Series L, 2.25%, 04/21/20	3,072	3,052,299
Series L, 2.65%, 04/01/19(a)	2,760	2,760,182
Bank of America NA, 3.34%, 01/25/23 (Call 01/25/22)(b)(c)	250	251,795
Bank of Montreal
1.50%, 07/18/19(a)	1,485	1,477,198
1.90%, 08/27/21	1,562	1,523,234
2.35%, 09/11/22(a)	765	746,057
2.55%, 11/06/22 (Call 10/06/22)	25	24,560
3.10%, 07/13/20	220	221,151
Series D, 3.10%, 04/13/21(a)	1,195	1,199,895
Series E, 3.30%, 02/05/24	3,500	3,500,000
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	1,776	1,747,484
2.30%, 09/11/19 (Call 08/11/19)(a)	237	236,388
2.45%, 11/27/20 (Call 10/27/20)	1,130	1,119,249
2.60%, 02/07/22 (Call 01/07/22)	1,143	1,129,888
2.95%, 01/29/23 (Call 12/29/22)	900	895,343
3.45%, 08/11/23(a)	500	508,295
3.50%, 04/28/23(a)	1,140	1,158,512
3.55%, 09/23/21 (Call 08/23/21)(a)	330	335,936
4.60%, 01/15/20	25	25,411
5.45%, 05/15/19(a)	329	331,613
Series G, 2.15%, 02/24/20 (Call 01/24/20)	1,780	1,767,916
Series G, 2.20%, 05/15/19 (Call 04/15/19)	669	667,982
Bank of Nova Scotia (The)
1.65%, 06/14/19(a)	678	675,479
2.05%, 06/05/19(a)	100	99,794
2.15%, 07/14/20	813	804,808
2.35%, 10/21/20	3,415	3,384,432
2.45%, 03/22/21	1,485	1,472,119
2.45%, 09/19/22	2,725	2,666,417
2.80%, 07/21/21	400	398,683
3.13%, 04/20/21(a)	50	50,240
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	670	662,350
5.14%, 10/14/20	25	25,638
Barclays PLC
2.75%, 11/08/19	25	24,944
2.88%, 06/08/20	1,005	994,571
3.20%, 08/10/21	1,675	1,652,550
3.25%, 01/12/21	2,425	2,404,153
3.68%, 01/10/23 (Call 01/10/22)(a)	1,100	1,076,189
4.61%, 02/15/23 (Call 02/15/22)(b)(c)	1,875	1,883,200
BB&T Corp.
2.15%, 02/01/21 (Call 01/01/21)	458	452,192
2.25%, 02/01/19(a)	571	571,000
2.45%, 01/15/20 (Call 12/15/19)	1,745	1,739,284
2.63%, 06/29/20 (Call 05/29/20)	1,197	1,192,004
2.75%, 04/01/22 (Call 03/01/22)	1,115	1,107,679

12

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 12/06/23 (Call 11/06/23)	$1,500	$1,534,442
6.85%, 04/30/19	2,723	2,750,578
BNP Paribas SA
2.45%, 03/17/19	531	530,862
3.25%, 03/03/23	1,090	1,096,152
5.00%, 01/15/21	1,575	1,635,329
BPCE SA
2.25%, 01/27/20	775	770,451
2.50%, 07/15/19	1,252	1,250,554
2.65%, 02/03/21	100	98,758
2.75%, 12/02/21	550	540,905
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)(a)	1,082	1,078,634
2.10%, 01/15/20 (Call 12/15/19)	400	397,180
2.25%, 06/01/20 (Call 05/01/20)(a)	575	570,468
2.63%, 01/15/22 (Call 12/15/21)	550	543,653
Canadian Imperial Bank of Commerce
1.60%, 09/06/19(a)	871	865,482
2.10%, 10/05/20	531	523,370
2.55%, 06/16/22	2,444	2,399,581
3.50%, 09/13/23(a)	385	390,834
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)(a)	1,575	1,528,741
2.35%, 01/31/20 (Call 12/31/19)	1,230	1,223,024
2.65%, 08/08/22 (Call 07/08/22)(a)	600	582,930
2.95%, 07/23/21 (Call 06/23/21)	300	297,251
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	1,750	1,730,271
3.05%, 05/01/20 (Call 04/01/20)	1,050	1,052,676
3.40%, 07/23/21 (Call 06/23/21)	750	757,093
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	1,255	1,271,976
Citigroup Inc.
2.05%, 06/07/19(a)	997	994,431
2.35%, 08/02/21(a)	3,821	3,755,082
2.40%, 02/18/20	2,596	2,582,824
2.50%, 07/29/19(a)	1,522	1,519,196
2.55%, 04/08/19(a)	930	929,630
2.65%, 10/26/20(a)	1,810	1,797,812
2.70%, 03/30/21	2,262	2,242,276
2.70%, 10/27/22 (Call 09/27/22)	1,635	1,601,859
2.75%, 04/25/22 (Call 03/25/22)	1,460	1,442,115
2.88%, 07/24/23 (Call 07/24/22)(b)(c)	1,380	1,356,297
2.90%, 12/08/21 (Call 11/08/21)	1,260	1,252,159
3.14%, 01/24/23 (Call 01/24/22)(b)(c)	1,835	1,828,987
3.50%, 05/15/23	1,020	1,015,907
4.05%, 07/30/22	350	356,971
4.50%, 01/14/22	1,366	1,421,242
5.38%, 08/09/20	1,433	1,482,172
8.50%, 05/22/19	2,701	2,746,723
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	300	296,430
2.25%, 10/30/20 (Call 09/30/20)	1,900	1,869,793
2.45%, 12/04/19 (Call 11/04/19)	50	49,793
2.55%, 05/13/21 (Call 04/13/21)	1,270	1,254,272
2.65%, 05/26/22 (Call 04/26/22)	1,025	1,001,659
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	583	588,466
Commonwealth Bank of Australia/ New York NY
2.25%, 03/13/19(a)	1,450	1,449,306
2.40%, 11/02/20	700	691,787
2.55%, 03/15/21(a)	1,290	1,273,033

Security	Par (000)	Value

Banks (continued)
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)(a)	$600	$581,460
3.50%, 06/11/21 (Call 05/11/21)(a)	1,500	1,494,894
Cooperatieve Rabobank UA
3.88%, 02/08/22(a)	2,790	2,850,391
3.95%, 11/09/22	1,210	1,219,321
4.50%, 01/11/21(a)	780	801,252
4.63%, 12/01/23	1,000	1,026,800
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19(a)	1,350	1,341,078
2.25%, 01/14/20	1,150	1,145,783
2.50%, 01/19/21	900	890,748
2.75%, 01/10/22	1,020	1,010,056
2.75%, 01/10/23	1,005	984,870
3.13%, 04/26/21	200	200,328
Credit Suisse AG/New York NY
2.30%, 05/28/19	1,075	1,073,697
3.00%, 10/29/21(a)	1,022	1,019,574
4.38%, 08/05/20	250	254,901
5.30%, 08/13/19(a)	1,312	1,328,970
5.40%, 01/14/20(a)	1,900	1,939,263
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	2,370	2,354,697
3.13%, 12/10/20(a)	4,283	4,271,574
3.80%, 09/15/22(a)	750	751,161
3.80%, 06/09/23	1,050	1,044,305
Deutsche Bank AG
2.85%, 05/10/19	1,863	1,860,256
3.38%, 05/12/21	1,633	1,592,292
Deutsche Bank AG/London, 2.50%, 02/13/19	1,376	1,375,567
Deutsche Bank AG/New York NY
2.70%, 07/13/20	50	48,875
3.15%, 01/22/21	1,075	1,051,088
3.30%, 11/16/22	2,165	2,031,722
3.38%, 05/12/21	225	219,391
3.95%, 02/27/23	750	715,373
4.25%, 02/04/21(a)	410	407,928
4.25%, 10/14/21	1,000	992,751
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	1,680	1,675,362
3.35%, 02/06/23 (Call 01/06/23)	1,050	1,034,225
Fifth Third Bancorp.
2.30%, 03/01/19(a)	1,524	1,523,582
2.60%, 06/15/22 (Call 05/15/22)	872	852,786
2.88%, 07/27/20 (Call 06/27/20)(a)	1,024	1,022,984
3.65%, 01/25/24 (Call 12/25/23)	1,500	1,508,535
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)(a)	1,210	1,201,034
2.20%, 10/30/20 (Call 09/30/20)	1,250	1,232,323
2.30%, 03/15/19 (Call 02/15/19)(a)	1,540	1,539,442
2.88%, 10/01/21 (Call 09/01/21)(a)	50	49,639
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20(a)	920	922,186
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19(a)	15	14,947
2.00%, 04/25/19 (Call 03/25/19)	603	602,110
2.30%, 12/13/19 (Call 11/13/19)	2,357	2,346,328
2.55%, 10/23/19(a)	3,180	3,175,882
2.60%, 04/23/20 (Call 03/23/20)	1,620	1,613,876
2.60%, 12/27/20 (Call 12/27/19)(a)	1,784	1,765,307

13

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 04/25/21 (Call 03/25/21)	$3,156	$3,119,223
2.75%, 09/15/20 (Call 08/15/20)	1,280	1,273,277
2.88%, 02/25/21 (Call 01/25/21)	2,325	2,311,809
2.88%, 10/31/22 (Call 10/31/21)(b)(c)	799	787,118
2.91%, 06/05/23 (Call 06/05/22)(b)(c)	1,405	1,376,897
2.91%, 07/24/23 (Call 07/24/22)(b)(c)	3,025	2,962,463
3.00%, 04/26/22 (Call 04/26/21)	1,633	1,615,540
3.20%, 02/23/23 (Call 01/23/23)	2,150	2,138,684
3.63%, 01/22/23(a)	960	973,967
5.25%, 07/27/21	1,947	2,042,048
5.38%, 03/15/20(a)	1,470	1,507,230
5.75%, 01/24/22	960	1,029,518
7.50%, 02/15/19	25	25,035
Series D, 6.00%, 06/15/20	1,202	1,249,381
HSBC Bank USA N.A., 4.88%, 08/24/20	750	769,733
HSBC Holdings PLC
2.65%, 01/05/22	1,050	1,034,677
2.95%, 05/25/21	4,085	4,067,025
3.03%, 11/22/23 (Call 11/22/22)(b)(c)	1,050	1,033,473
3.26%, 03/13/23 (Call 03/13/22)(b)(c)	1,695	1,681,722
3.40%, 03/08/21	1,840	1,852,445
3.60%, 05/25/23(a)	1,500	1,509,775
4.00%, 03/30/22(a)	1,763	1,809,647
4.88%, 01/14/22	400	417,713
5.10%, 04/05/21	1,355	1,412,463
HSBC USA Inc.
2.35%, 03/05/20	1,263	1,255,085
2.75%, 08/07/20	3,150	3,130,338
5.00%, 09/27/20	100	102,549
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)(a)	1,719	1,673,128
3.15%, 03/14/21 (Call 02/14/21)	857	858,880
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)(a)	300	299,727
2.38%, 03/10/20 (Call 02/10/20)	70	69,585
3.55%, 10/06/23 (Call 09/06/23)	595	597,280
ING Groep NV
3.15%, 03/29/22(a)	1,400	1,391,265
4.10%, 10/02/23	1,525	1,540,590
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	1,463	1,461,456
2.20%, 10/22/19(a)	2,012	2,004,565
2.25%, 01/23/20 (Call 12/23/19)	3,284	3,263,833
2.30%, 08/15/21 (Call 08/15/20)	2,106	2,067,105
2.40%, 06/07/21 (Call 05/07/21)	1,438	1,417,149
2.55%, 10/29/20 (Call 09/29/20)	1,839	1,826,425
2.55%, 03/01/21 (Call 02/01/21)	2,326	2,307,191
2.70%, 05/18/23 (Call 03/18/23)	265	259,415
2.75%, 06/23/20 (Call 05/23/20)	2,909	2,900,413
2.78%, 04/25/23 (Call 04/25/22)(b)(c)	595	586,181
2.97%, 01/15/23 (Call 01/15/22)	520	515,073
3.20%, 01/25/23	2,790	2,809,054
3.25%, 09/23/22	1,580	1,591,319
3.38%, 05/01/23	1,750	1,746,239
3.51%, 06/18/22 (Call 06/18/21)(b)(c)	3,360	3,392,954
3.56%, 04/23/24 (Call 04/23/23)(b)(c)	750	755,090
4.25%, 10/15/20	1,543	1,576,473
4.35%, 08/15/21	325	335,282
4.40%, 07/22/20	10	10,204
4.50%, 01/24/22	3,244	3,378,529

Security	Par (000)	Value

Banks (continued)
4.63%, 05/10/21	$100	$103,442
4.95%, 03/25/20	780	798,315
6.30%, 04/23/19(a)	23	23,191
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)(b)(c)	500	497,994
3.09%, 04/26/21 (Call 04/26/20)(a)(b)(c)	3,300	3,297,033
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,380	1,339,037
2.35%, 03/08/19	1,875	1,874,553
KeyBank NA/Cleveland OH, 3.30%, 02/01/22	550	552,816
KeyCorp.
2.90%, 09/15/20	1,025	1,024,183
5.10%, 03/24/21	25	26,026
Lloyds Bank PLC
3.30%, 05/07/21	1,350	1,352,085
6.38%, 01/21/21	25	26,453
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(b)(c)	1,000	960,726
3.00%, 01/11/22(a)	1,885	1,853,127
3.10%, 07/06/21(a)	775	767,061
4.05%, 08/16/23	1,750	1,755,843
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	555	565,329
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	905	892,538
2.10%, 02/06/20 (Call 01/06/20)	915	907,975
2.50%, 05/18/22 (Call 04/18/22)	50	49,040
2.63%, 01/25/21 (Call 12/25/20)	625	620,274
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,150	2,090,594
2.67%, 07/25/22	2,159	2,114,737
2.95%, 03/01/21	1,825	1,816,080
3.46%, 03/02/23	975	977,213
3.54%, 07/26/21	25	25,179
3.76%, 07/26/23	800	813,190
Mizuho Financial Group Inc.
2.27%, 09/13/21	15	14,592
2.60%, 09/11/22	2,600	2,533,340
2.95%, 02/28/22(a)	775	765,222
3.55%, 03/05/23(a)	775	778,827
Morgan Stanley
2.38%, 07/23/19	1,432	1,429,646
2.50%, 04/21/21	3,240	3,198,767
2.63%, 11/17/21	3,780	3,726,192
2.65%, 01/27/20(a)	2,555	2,547,159
2.75%, 05/19/22	150	148,106
2.80%, 06/16/20(a)	1,805	1,801,934
3.13%, 01/23/23	4,002	3,979,406
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	1,455	1,471,702
3.75%, 02/25/23	1,381	1,402,532
4.10%, 05/22/23(a)	25	25,504
4.88%, 11/01/22	1,195	1,251,615
5.50%, 01/26/20	682	698,040
5.50%, 07/24/20	2,330	2,412,047
5.50%, 07/28/21	1,589	1,679,483
5.63%, 09/23/19(a)	1,671	1,698,079
5.75%, 01/25/21	1,005	1,054,102
7.30%, 05/13/19(a)	1,150	1,164,117
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,975	1,917,945
2.13%, 05/22/20	1,390	1,375,011

14

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 01/12/21	$140	$138,332
2.50%, 05/22/22	1,720	1,681,661
2.63%, 01/14/21	1,040	1,029,998
2.80%, 01/10/22	995	987,420
2.88%, 04/12/23	20	19,675
3.00%, 01/20/23	1,000	990,228
National Australia Bank Ltd/New York, 3.70%, 11/04/21	745	755,426
National Bank of Canada, 2.15%, 06/12/20 (Call 05/12/20)(a)	1,150	1,135,147
Northern Trust Corp., 2.38%, 08/02/22	50	48,903
PNC Bank N.A.
1.95%, 03/04/19(a)	900	899,606
2.00%, 05/19/20 (Call 04/19/20)	1,100	1,088,341
2.15%, 04/29/21 (Call 03/30/21)	715	702,155
2.30%, 06/01/20 (Call 05/02/20)	500	495,875
2.45%, 11/05/20 (Call 10/06/20)	1,350	1,337,808
2.45%, 07/28/22 (Call 06/28/22)	900	880,572
2.50%, 01/22/21 (Call 12/23/20)	773	765,144
2.55%, 12/09/21 (Call 11/09/21)	250	245,985
2.63%, 02/17/22 (Call 01/18/22)(a)	625	616,291
2.70%, 11/01/22 (Call 10/01/22)	675	659,697
2.95%, 01/30/23 (Call 12/30/22)	1,150	1,134,964
3.50%, 06/08/23 (Call 05/09/23)	1,000	1,010,824
PNC Financial Services Group Inc. (The)
3.50%, 01/23/24 (Call 12/23/23)	500	504,801
5.13%, 02/08/20	390	398,521
6.70%, 06/10/19	250	253,384
6.88%, 05/15/19(a)	4,061	4,105,760
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	795	775,389
3.20%, 02/08/21 (Call 01/08/21)	512	513,482
Royal Bank of Canada
1.50%, 07/29/19(a)	1,500	1,491,330
1.63%, 04/15/19(a)	1,250	1,247,625
2.13%, 03/02/20(a)	1,207	1,198,783
2.15%, 03/15/19	1,758	1,756,845
2.15%, 10/26/20	1,706	1,685,604
2.35%, 10/30/20	1,146	1,135,400
2.50%, 01/19/21	1,090	1,081,524
2.75%, 02/01/22(a)	585	581,434
3.20%, 04/30/21(a)	785	788,690
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(b)(c)	1,731	1,690,749
3.88%, 09/12/23	1,095	1,074,907
4.52%, 06/25/24 (Call 06/25/23)(b)(c)	865	865,861
6.10%, 06/10/23	2,125	2,223,303
6.13%, 12/15/22	50	52,490
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)(a)	2,235	2,217,042
3.40%, 01/18/23 (Call 12/18/22)	165	161,756
3.70%, 03/28/22 (Call 02/28/22)	1,120	1,115,782
Santander UK Group Holdings PLC
2.88%, 10/16/20	225	223,664
2.88%, 08/05/21	1,250	1,228,341
3.13%, 01/08/21	1,727	1,716,587
3.57%, 01/10/23 (Call 01/10/22)	1,175	1,148,102
Santander UK PLC
2.35%, 09/10/19	302	301,130
2.38%, 03/16/20	395	392,246
2.50%, 03/14/19	904	903,889

Security	Par (000)	Value

Banks (continued)
3.40%, 06/01/21	$1,250	$1,253,216
3.75%, 11/15/21	440	443,309
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	450	435,174
2.80%, 03/11/22	1,010	997,105
State Street Corp.
1.95%, 05/19/21	1,135	1,111,756
2.55%, 08/18/20	1,321	1,316,661
3.70%, 11/20/23	10	10,283
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	1,660	1,653,770
2.51%, 01/17/20(a)	2,400	2,392,552
3.20%, 07/18/22	10	9,955
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	932	907,589
2.44%, 10/19/21	25	24,503
2.78%, 07/12/22	880	866,266
2.78%, 10/18/22	1,626	1,593,058
2.85%, 01/11/22	4,085	4,040,929
2.93%, 03/09/21(a)	1,947	1,935,477
3.10%, 01/17/23(a)	2,310	2,291,113
3.75%, 07/19/23	200	203,033
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	675	670,530
2.45%, 08/01/22 (Call 07/01/22)	175	170,361
2.59%, 01/29/21 (Call 01/29/20)(b)(c)	125	124,500
2.75%, 05/01/23 (Call 04/01/23)	10	9,768
3.00%, 02/02/23 (Call 01/02/23)	1,160	1,146,962
3.50%, 08/02/22 (Call 08/02/21)(b)(c)	25	25,061
3.53%, 10/26/21 (Call 10/26/20)(b)(c)	175	176,040
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)(a)	735	734,675
2.70%, 01/27/22 (Call 12/27/21)	1,409	1,386,683
2.90%, 03/03/21 (Call 02/03/21)	1,800	1,788,997
Svenska Handelsbanken AB
1.50%, 09/06/19	1,750	1,738,213
1.88%, 09/07/21	1,000	967,983
2.40%, 10/01/20	950	940,080
2.45%, 03/30/21	1,425	1,405,487
3.35%, 05/24/21	740	743,784
3.90%, 11/20/23	1,420	1,444,721
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	500	480,171
Toronto-Dominion Bank (The)
1.45%, 08/13/19(a)	725	720,359
1.80%, 07/13/21	1,406	1,369,411
1.90%, 10/24/19(a)	892	886,805
2.13%, 07/02/19(a)	518	516,967
2.13%, 04/07/21	999	983,345
2.25%, 11/05/19(a)	2,057	2,051,127
2.50%, 12/14/20(a)	1,809	1,796,487
2.55%, 01/25/21	1,235	1,227,147
3.25%, 06/11/21	558	561,867
3.50%, 07/19/23	1,125	1,144,829
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	2,153	2,151,143
2.35%, 01/29/21 (Call 12/29/20)	1,870	1,852,267
2.95%, 07/15/22 (Call 06/15/22)	1,480	1,473,276
3.00%, 03/15/22 (Call 02/15/22)	700	700,456
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,805	1,788,645

15

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
2.35%, 01/23/20 (Call 12/23/19)	$2,150	$2,140,811
2.85%, 01/23/23 (Call 12/23/22)	100	99,073
3.10%, 05/21/21 (Call 05/21/20)(b)(c)	300	300,788
3.15%, 04/26/21 (Call 03/26/21)(a)	500	502,530
3.40%, 07/24/23 (Call 06/23/23)	1,070	1,081,254
U.S. Bank NA/Cincinnati OH, 3.45%, 11/16/21 (Call 10/15/21)	250	252,873
UBS AG/Stamford CT
2.35%, 03/26/20	1,800	1,791,579
2.38%, 08/14/19	2,240	2,236,075
4.88%, 08/04/20(a)	150	153,898
Wells Fargo & Co.
2.10%, 07/26/21(a)	2,340	2,288,222
2.13%, 04/22/19	2,873	2,869,746
2.50%, 03/04/21	1,600	1,583,476
2.55%, 12/07/20	1,903	1,888,276
2.60%, 07/22/20	1,952	1,941,931
2.63%, 07/22/22	3,620	3,549,476
3.00%, 01/22/21	1,118	1,119,932
3.07%, 01/24/23 (Call 01/24/22)	2,530	2,516,498
3.50%, 03/08/22(a)	1,060	1,071,634
3.75%, 01/24/24 (Call 12/24/23)	2,840	2,881,675
4.13%, 08/15/23	2,800	2,858,591
4.60%, 04/01/21	484	499,540
Series M, 3.45%, 02/13/23	1,200	1,191,210
Series N, 2.15%, 01/30/20	4,322	4,293,400
Wells Fargo Bank N.A.
2.15%, 12/06/19(a)	1,125	1,119,441
2.60%, 01/15/21	1,776	1,761,986
3.33%, 07/23/21 (Call 07/23/20)(b)(c)	1,350	1,354,321
3.55%, 08/14/23 (Call 07/14/23)	1,485	1,505,089
3.63%, 10/22/21 (Call 09/21/21)	750	760,973
Westpac Banking Corp.
1.60%, 08/19/19	1,138	1,131,901
2.00%, 08/19/21	620	604,075
2.10%, 05/13/21	1,002	980,387
2.15%, 03/06/20	914	907,189
2.30%, 05/26/20	874	866,779
2.50%, 06/28/22	1,265	1,236,820
2.60%, 11/23/20	915	909,500
2.80%, 01/11/22	445	441,622
3.65%, 05/15/23	2,235	2,277,294
4.88%, 11/19/19(a)	2,411	2,450,474

		515,215,089

Beverages — 2.5%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	150	145,883
2.65%, 02/01/21 (Call 01/01/21)	4,328	4,309,611
3.30%, 02/01/23 (Call 12/01/22)	4,355	4,347,957
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,475	1,438,757
3.75%, 01/15/22	2,615	2,663,788
4.38%, 02/15/21	50	51,302
Coca-Cola Co. (The)
1.38%, 05/30/19(a)	729	726,372
1.55%, 09/01/21	955	928,714
1.88%, 10/27/20	599	591,379
2.20%, 05/25/22	120	118,088
2.45%, 11/01/20	785	783,629

Security	Par (000)	Value

Beverages (continued)
3.15%, 11/15/20	$1,074	$1,084,931
3.20%, 11/01/23	1,570	1,601,842
Constellation Brands Inc.
2.25%, 11/06/20(a)	450	442,413
2.70%, 05/09/22 (Call 04/09/22)	870	848,470
3.20%, 02/15/23 (Call 01/15/23)	905	894,207
3.75%, 05/01/21	62	62,563
4.25%, 05/01/23(a)	510	525,877
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	500	494,843
3.00%, 05/18/20	310	310,773
3.50%, 09/18/23 (Call 08/18/23)	1,000	1,023,800
Diageo Investment Corp., 2.88%, 05/11/22	772	771,303
Keurig Dr Pepper Inc.
3.55%, 05/25/21(d)	565	567,771
4.06%, 05/25/23 (Call 04/25/23)(d)	2,430	2,454,810
Molson Coors Brewing Co.
1.45%, 07/15/19	620	615,925
2.10%, 07/15/21 (Call 06/15/21)	1,360	1,323,057
PepsiCo Inc.
1.50%, 02/22/19	848	847,527
1.55%, 05/02/19(a)	131	130,717
1.70%, 10/06/21 (Call 09/06/21)	350	340,399
1.85%, 04/30/20 (Call 03/30/20)	1,174	1,161,918
2.00%, 04/15/21 (Call 03/15/21)(a)	715	707,405
2.15%, 10/14/20 (Call 09/14/20)	1,245	1,234,329
2.75%, 03/05/22	1,050	1,049,932
2.75%, 03/01/23	1,618	1,613,925
3.00%, 08/25/21	833	839,482
3.10%, 07/17/22 (Call 05/17/22)	85	86,042
3.13%, 11/01/20	5	5,042

		37,144,783

Biotechnology — 1.8%
Amgen Inc.
1.90%, 05/10/19	40	39,919
2.13%, 05/01/20 (Call 04/01/20)	1,350	1,337,377
2.20%, 05/22/19 (Call 04/22/19)	1,158	1,156,275
2.20%, 05/11/20	1,165	1,154,912
2.25%, 08/19/23 (Call 06/19/23)(a)	650	622,806
2.65%, 05/11/22 (Call 04/11/22)	1,655	1,632,245
3.45%, 10/01/20	861	867,837
3.63%, 05/15/22 (Call 02/15/22)(a)	1,000	1,014,057
3.88%, 11/15/21 (Call 08/15/21)	961	980,606
4.10%, 06/15/21 (Call 03/15/21)	810	826,658
5.70%, 02/01/19	690	690,000
Biogen Inc., 2.90%, 09/15/20	1,812	1,810,267
Celgene Corp.
2.25%, 05/15/19	146	145,793
2.75%, 02/15/23 (Call 01/15/23)	1,075	1,050,237
2.88%, 08/15/20	1,708	1,704,130
3.25%, 08/15/22	85	84,685
3.25%, 02/20/23 (Call 01/20/23)	575	572,555
3.55%, 08/15/22	900	906,349
3.95%, 10/15/20	1,920	1,946,829
Gilead Sciences Inc.
2.05%, 04/01/19	1,140	1,139,077
2.35%, 02/01/20	1,510	1,502,302
2.50%, 09/01/23 (Call 07/01/23)	1,000	970,035
2.55%, 09/01/20	1,639	1,631,492
3.25%, 09/01/22 (Call 07/01/22)	154	155,030

16

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.40%, 12/01/21 (Call 09/01/21)	$2,160	$2,234,475
4.50%, 04/01/21 (Call 01/01/21)	745	766,710

		26,942,658

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	550	555,041
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	850	849,276

		1,404,317

Chemicals — 0.9%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	1,555	1,547,187
4.13%, 11/15/21 (Call 08/15/21)	495	507,708
4.25%, 11/15/20 (Call 08/15/20)	1,578	1,607,051
DowDuPont Inc., 4.21%, 11/15/23 (Call 10/15/23)	1,750	1,813,811
Eastman Chemical Co., 2.70%, 01/15/20 (Call 12/15/19)	612	610,027
EI du Pont de Nemours & Co., 2.20%, 05/01/20	138	137,087
LYB International Finance BV, 4.00%, 07/15/23	600	606,077
LyondellBasell Industries NV, 5.00%, 04/15/19 (Call 02/09/19)	1,104	1,104,727
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	155	152,777
4.25%, 11/15/23 (Call 08/15/23)(a)	600	617,273
PPG Industries Inc., 3.60%, 11/15/20(a)	25	25,242
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)(a)	569	554,009
2.45%, 02/15/22 (Call 11/15/21)	350	345,132
2.70%, 02/21/23 (Call 11/21/22)	25	24,551
3.00%, 09/01/21	162	162,550
Sherwin-Williams Co. (The)
2.25%, 05/15/20	1,304	1,292,852
2.75%, 06/01/22 (Call 05/01/22)(a)	2,330	2,285,829

		13,393,890

Commercial Services — 0.6%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)(a)	2,153	2,138,755
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)(a)	358	361,213
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	340	330,378
4.35%, 12/08/21	1,238	1,284,089
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	40	38,774
3.30%, 12/15/22 (Call 09/15/22)	570	561,953
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)(a)	80	79,776
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	25	24,275
2.75%, 12/15/21 (Call 11/15/21)	34	33,501
4.50%, 09/01/22 (Call 06/01/22)	630	653,489
5.50%, 09/01/20	35	36,243
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,050	1,047,853
S&P Global Inc., 3.30%, 08/14/20 (Call 07/14/20)	540	542,517
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	75	74,255
3.80%, 04/01/21 (Call 03/01/21)	761	766,277
4.00%, 06/01/23 (Call 05/01/23)	500	501,416

		8,474,764

Computers — 3.3%
Apple Inc.
1.10%, 08/02/19	325	322,806
1.55%, 02/08/19(a)	88	87,989

Security	Par (000)	Value

Computers (continued)
1.55%, 02/07/20	$900	$891,708
1.55%, 08/04/21 (Call 07/04/21)(a)	3,167	3,084,356
1.70%, 02/22/19	25	24,988
1.80%, 05/11/20	752	744,555
2.00%, 05/06/20	1,625	1,614,075
2.10%, 05/06/19(a)	1,695	1,692,795
2.10%, 09/12/22 (Call 08/12/22)	3,175	3,106,056
2.15%, 02/09/22	1,956	1,924,988
2.25%, 02/23/21 (Call 01/23/21)	2,204	2,185,400
2.30%, 05/11/22 (Call 04/11/22)	1,213	1,196,803
2.40%, 05/03/23	2,734	2,690,794
2.50%, 02/09/22 (Call 01/09/22)(a)	1,522	1,513,166
2.85%, 05/06/21(a)	2,041	2,049,629
2.85%, 02/23/23 (Call 12/23/22)(a)	295	295,795
Dell International LLC/EMC Corp.
3.48%, 06/01/19(d)	2,193	2,193,741
4.42%, 06/15/21 (Call 05/15/21)(d)	4,429	4,505,881
5.45%, 06/15/23 (Call 04/15/23)(d)	2,452	2,562,650
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)	64	64,486
3.60%, 10/15/20 (Call 09/15/20)	3,754	3,777,827
4.40%, 10/15/22 (Call 08/15/22)	715	739,504
HP Inc.
3.75%, 12/01/20(a)	125	126,371
4.30%, 06/01/21	185	189,415
4.38%, 09/15/21	15	15,509
4.65%, 12/09/21	140	145,171
IBM Credit LLC
2.20%, 09/08/22	955	921,498
2.65%, 02/05/21	125	124,320
3.00%, 02/06/23	725	719,110
3.60%, 11/30/21(a)	1,525	1,545,154
International Business Machines Corp.
1.63%, 05/15/20	1,775	1,751,803
1.80%, 05/17/19	1,240	1,237,433
1.88%, 08/01/22(a)	270	258,235
1.95%, 02/12/19	1,275	1,274,818
2.50%, 01/27/22	1,450	1,427,884
3.38%, 08/01/23	1,000	1,003,408
8.38%, 11/01/19(a)	90	93,718
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	100	98,908
4.75%, 06/01/23	1,115	1,101,585

		49,304,332

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
1.75%, 03/15/19	75	74,945
2.30%, 05/03/22	270	266,675
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	1,240	1,208,553
1.90%, 11/01/19	765	761,444
1.90%, 10/23/20(a)	364	359,529
2.15%, 08/11/22	1,525	1,501,131
2.30%, 02/06/22	520	515,130
Unilever Capital Corp.
1.38%, 07/28/21(a)	570	550,006
2.10%, 07/30/20	900	891,242
2.20%, 05/05/22 (Call 04/05/22)(a)	890	871,286
3.00%, 03/07/22	500	501,202

17

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.13%, 03/22/23 (Call 02/22/23)	$680	$680,034
4.25%, 02/10/21	650	668,380

		8,849,557

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	1,020	983,951
3.95%, 02/01/22 (Call 01/01/22)	1,725	1,716,827
4.13%, 07/03/23 (Call 06/03/23)(a)	250	247,510
4.50%, 05/15/21	2,390	2,418,286
4.63%, 10/30/20	1,200	1,214,581
4.63%, 07/01/22	150	150,952
5.00%, 10/01/21	75	76,743
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	426	409,600
2.75%, 01/15/23 (Call 12/15/22)	1,000	954,750
3.00%, 09/15/23 (Call 07/15/23)(a)	35	33,301
3.38%, 06/01/21 (Call 05/01/21)	763	757,638
3.75%, 02/01/22 (Call 12/01/21)	15	14,961
3.88%, 07/03/23 (Call 06/03/23)(a)	920	914,178
4.25%, 02/01/24	750	749,327
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)(a)	1,270	1,257,350
5.00%, 04/01/23	25	25,288
5.13%, 03/15/21	125	127,865
5.50%, 02/15/22	25	25,819
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	646	631,247
3.38%, 05/17/21 (Call 04/17/21)(a)	505	508,758
3.40%, 02/27/23 (Call 01/27/23)	2,440	2,448,233
3.70%, 08/03/23 (Call 07/03/23)	856	869,986
8.13%, 05/20/19(a)	125	127,001
American Express Credit Corp.
1.88%, 05/03/19 (Call 04/03/19)(a)	1,641	1,637,873
2.13%, 03/18/19	2,881	2,879,124
2.20%, 03/03/20 (Call 02/01/20)	1,169	1,161,474
2.25%, 08/15/19(a)	1,163	1,160,007
2.25%, 05/05/21 (Call 04/04/21)	1,690	1,666,286
2.38%, 05/26/20 (Call 04/25/20)	1,390	1,382,276
2.70%, 03/03/22 (Call 01/31/22)	2,631	2,614,529
Series F, 2.60%, 09/14/20 (Call 08/14/20)	1,557	1,550,481
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)(a)	550	548,842
3.38%, 02/15/23	500	492,435
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)(a)	1,517	1,515,890
2.50%, 05/12/20 (Call 04/12/20)	2,006	1,992,061
3.05%, 03/09/22 (Call 02/09/22)	2,795	2,757,382
3.20%, 01/30/23 (Call 12/30/22)	1,700	1,671,436
3.45%, 04/30/21 (Call 03/30/21)	500	502,435
3.90%, 01/29/24 (Call 12/29/23)	245	246,731
4.75%, 07/15/21	410	423,766
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	1,327	1,307,015
3.25%, 05/21/21 (Call 04/21/21)	570	573,762
4.45%, 07/22/20	1,025	1,048,863
CME Group Inc., 3.00%, 09/15/22	110	110,883
Discover Financial Services, 3.85%, 11/21/22	980	980,218
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	5,210	5,087,689
HSBC Finance Corp., 6.68%, 01/15/21(a)	25	26,088

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	$1,207	$1,176,448
2.75%, 12/01/20 (Call 11/01/20)	1,317	1,312,807
International Lease Finance Corp.
4.63%, 04/15/21	805	816,965
5.88%, 04/01/19	564	566,187
5.88%, 08/15/22	125	130,501
6.25%, 05/15/19	1,680	1,692,912
8.63%, 01/15/22	75	83,741
Jefferies Group LLC
5.13%, 01/20/23	790	819,648
6.88%, 04/15/21	605	644,208
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)	545	533,973
Nasdaq Inc., 5.55%, 01/15/20	515	527,097
Nomura Holdings Inc.
2.75%, 03/19/19	510	509,950
6.70%, 03/04/20	210	217,750
ORIX Corp.
2.90%, 07/18/22	297	292,139
4.05%, 01/16/24	500	508,792
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	100	99,187
3.00%, 08/15/19 (Call 07/15/19)	1,415	1,410,983
3.75%, 08/15/21 (Call 06/15/21)	760	757,238
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	1,163	1,162,036
5.60%, 12/01/19(a)	337	344,866
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	15	14,701
2.20%, 12/14/20 (Call 11/14/20)(a)	2,881	2,858,103
2.80%, 12/14/22 (Call 10/14/22)(a)	989	990,755

		67,472,685

Electric — 2.1%
American Electric Power Co. Inc., 2.15%, 11/13/20	1,210	1,194,457
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	25	25,596
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	805	775,067
3.60%, 11/01/21(a)	165	166,383
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/01/20)	25	25,353
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	771	751,928
Dominion Energy Inc.
2.96%, 07/01/19(e)	520	520,263
4.10%, 04/01/21(a)(e)	591	598,320
Series B, 1.60%, 08/15/19	5	4,964
DTE Energy Co., Series D, 3.70%, 08/01/23 (Call 07/01/23)	340	342,311
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	5	4,907
3.05%, 03/15/23 (Call 02/15/23)(a)	625	627,065
3.90%, 06/15/21 (Call 03/15/21)	60	61,323
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	847	818,379
2.40%, 08/15/22 (Call 07/15/22)	511	497,517
3.55%, 09/15/21 (Call 06/15/21)	296	298,391
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	995	989,301

18

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Emera U.S. Finance LP
2.15%, 06/15/19(a)	$728	$725,254
2.70%, 06/15/21 (Call 05/15/21)	1,555	1,525,009
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	523	531,580
Entergy Texas Inc., 7.13%, 02/01/19(a)	162	162,000
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	1,025	1,019,190
3.50%, 06/01/22 (Call 05/01/22)	305	302,705
5.15%, 12/01/20 (Call 09/01/20)	681	698,973
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,207	1,204,170
3.40%, 03/15/22 (Call 02/15/22)	786	784,114
4.00%, 10/01/20 (Call 07/01/20)	75	75,546
4.25%, 06/15/22 (Call 03/15/22)	336	343,265
5.20%, 10/01/19(a)	1,512	1,533,495
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	160	155,978
Series B, 4.25%, 03/15/23 (Call 12/15/22)	210	214,934
Georgia Power Co.
4.25%, 12/01/19(a)	135	136,379
Series C, 2.00%, 09/08/20	35	34,495
MidAmerican Energy Co., 2.40%, 03/15/19 (Call 02/15/19)	970	969,846
Nevada Power Co., Series BB, 2.75%, 04/15/20	50	50,007
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	515	514,636
2.80%, 01/15/23 (Call 12/15/22)	30	29,342
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	1,415	1,444,477
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	880	871,209
3.85%, 06/01/23 (Call 05/01/23)	1,500	1,512,240
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	385	375,040
Puget Energy Inc., 6.00%, 09/01/21	125	132,389
Sempra Energy
2.40%, 02/01/20	575	569,596
2.40%, 03/15/20 (Call 02/15/20)	1,259	1,243,481
2.88%, 10/01/22 (Call 07/01/22)	300	291,061
2.90%, 02/01/23 (Call 01/01/23)	535	518,781
9.80%, 02/15/19	539	540,094
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	1,456	1,425,738
2.75%, 06/15/20 (Call 05/15/20)	1,109	1,105,310
2.95%, 07/01/23 (Call 05/01/23)	1,250	1,228,905
Southern Power Co., Series D, 1.95%, 12/15/19	15	14,885
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,170	1,152,223
Xcel Energy Inc., 4.70%, 05/15/20 (Call 11/15/19)	692	701,034

		31,838,906

Electronics — 0.4%
Agilent Technologies Inc., 5.00%, 07/15/20	50	51,293
Flex Ltd., 5.00%, 02/15/23	1,274	1,297,699
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	100	97,670
Honeywell International Inc.
1.40%, 10/30/19(a)	1,407	1,394,526
1.80%, 10/30/19(a)	583	579,639
1.85%, 11/01/21 (Call 10/01/21)	2,405	2,346,380
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	150	147,097

		5,914,304

Security	Par (000)	Value

Environmental Control — 0.2%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	$625	$634,542
5.00%, 03/01/20	250	255,487
5.50%, 09/15/19	1,329	1,348,619
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	125	121,604
2.90%, 09/15/22 (Call 06/15/22)	40	39,790
4.75%, 06/30/20	783	801,124

		3,201,166

Food — 1.7%
Campbell Soup Co.
3.30%, 03/15/21	218	217,521
3.65%, 03/15/23 (Call 02/15/23)	1,703	1,688,354
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,000	976,512
3.80%, 10/22/21	625	628,275
General Mills Inc.
2.20%, 10/21/19	890	885,574
2.60%, 10/12/22 (Call 09/12/22)	508	494,162
3.15%, 12/15/21 (Call 09/15/21)	590	588,247
3.70%, 10/17/23 (Call 09/17/23)	600	606,042
5.65%, 02/15/19	718	718,624
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	715	725,740
JM Smucker Co. (The), 3.50%, 10/15/21(a)	520	523,767
Kellogg Co.
4.00%, 12/15/20(a)	873	885,804
4.15%, 11/15/19	50	50,488
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)(a)	2,032	2,029,450
3.50%, 06/06/22	620	620,594
3.50%, 07/15/22 (Call 05/15/22)	1,370	1,371,112
4.00%, 06/15/23 (Call 05/15/23)(a)	1,554	1,582,256
5.38%, 02/10/20	1,640	1,679,179
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	500	496,324
3.30%, 01/15/21 (Call 12/15/20)	1,534	1,536,738
3.40%, 04/15/22 (Call 01/15/22)	28	27,982
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	75	73,130
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	1,325	1,343,281
Sysco Corp.
1.90%, 04/01/19	202	201,758
2.50%, 07/15/21 (Call 06/15/21)	673	661,388
2.60%, 10/01/20 (Call 09/01/20)	1,576	1,570,602
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	150	146,287
2.65%, 08/15/19 (Call 07/15/19)	1,751	1,748,231
4.50%, 06/15/22 (Call 03/15/22)	489	505,531

		24,582,953

Forest Products & Paper — 0.0%
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)(a)	120	125,148

Gas — 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	150	153,363
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	640	636,177
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	169	167,122

19

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
NiSource Inc., 2.65%, 11/17/22 (Call 10/17/22)	$276	$267,850

		1,224,512

Health Care - Products — 1.6%
Abbott Laboratories, 2.90%, 11/30/21 (Call 10/30/21)	4,076	4,073,317
Becton Dickinson and Co.
2.13%, 06/06/19	25	24,910
2.68%, 12/15/19	3,155	3,139,238
2.89%, 06/06/22 (Call 05/06/22)	2,358	2,315,602
Boston Scientific Corp.
2.85%, 05/15/20	505	503,083
3.38%, 05/15/22	30	30,058
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)	50	49,627
Medtronic Global Holdings SCA, 1.70%, 03/28/19(a)	800	798,921
Medtronic Inc.
2.50%, 03/15/20	2,113	2,108,150
3.15%, 03/15/22	2,565	2,588,151
4.13%, 03/15/21 (Call 12/15/20)(a)	561	573,446
Stryker Corp.
2.00%, 03/08/19	467	466,728
2.63%, 03/15/21 (Call 02/15/21)	1,300	1,285,166
4.38%, 01/15/20	117	118,603
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	785	775,410
3.15%, 01/15/23 (Call 10/15/22)	835	830,975
3.30%, 02/15/22	530	531,951
3.60%, 08/15/21 (Call 05/15/21)	1,086	1,098,342
4.50%, 03/01/21	570	586,061
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	1,788	1,779,727
3.15%, 04/01/22 (Call 02/01/22)	176	173,820

		23,851,286

Health Care - Services — 1.5%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	2,345	2,290,640
4.13%, 06/01/21 (Call 03/01/21)	25	25,407
Anthem Inc.
2.25%, 08/15/19	875	872,674
2.95%, 12/01/22 (Call 11/01/22)	1,340	1,328,653
3.13%, 05/15/22	75	74,920
3.30%, 01/15/23	800	804,863
3.70%, 08/15/21 (Call 05/15/21)	790	798,050
4.35%, 08/15/20	890	907,859
Cigna Holding Co., 4.00%, 02/15/22 (Call 11/15/21)	350	356,443
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	550	573,798
HCA Inc.
4.75%, 05/01/23	495	508,960
5.88%, 03/15/22	1,000	1,060,000
6.50%, 02/15/20	690	709,837
Humana Inc., 3.15%, 12/01/22 (Call 09/01/22)	965	951,155
Laboratory Corp. of America Holdings
2.63%, 02/01/20(a)	125	124,464
3.20%, 02/01/22	50	49,878
3.75%, 08/23/22 (Call 05/23/22)	1,000	1,007,488
UnitedHealth Group Inc.
1.63%, 03/15/19	1,509	1,507,475
1.70%, 02/15/19(a)	645	644,810
2.13%, 03/15/21	1,283	1,265,781
2.30%, 12/15/19(a)	464	462,994

Security	Par (000)	Value

Health Care - Services (continued)
2.38%, 10/15/22	$860	$843,081
2.70%, 07/15/20	1,122	1,121,101
2.88%, 03/15/22 (Call 12/15/21)	1,239	1,241,901
2.88%, 03/15/23	813	809,023
3.50%, 06/15/23(a)	1,525	1,555,112

		21,896,367

Holding Companies - Diversified — 0.0%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	440	418,460
3.63%, 01/19/22 (Call 12/19/21)	5	4,896
3.88%, 01/15/20 (Call 12/15/19)	15	15,041

		438,397

Home Builders — 0.1%
DR Horton Inc.
3.75%, 03/01/19(a)	648	647,873
4.00%, 02/15/20	65	65,282

		713,155

Housewares — 0.1%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	1,175	1,157,201

Insurance — 1.5%
Aflac Inc., 3.63%, 06/15/23	540	547,298
Allstate Corp. (The), 3.15%, 06/15/23	25	25,050
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)(a)	1,752	1,747,767
3.30%, 03/01/21 (Call 02/01/21)	2,520	2,535,974
4.88%, 06/01/22(a)	471	495,557
6.40%, 12/15/20	380	403,330
Aon Corp., 5.00%, 09/30/20	25	25,732
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	688	687,947
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19(a)	1,206	1,197,620
1.70%, 03/15/19(a)	1,283	1,281,966
4.25%, 01/15/21(a)	971	999,398
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	1,282	1,271,860
2.75%, 03/15/23 (Call 01/15/23)	2,300	2,285,113
3.40%, 01/31/22(a)	585	598,765
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	475	470,661
2.88%, 11/03/22 (Call 09/03/22)(a)	1,000	996,350
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,396	1,470,909
5.50%, 03/30/20	75	77,076
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	100	97,451
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	684	679,523
2.75%, 01/30/22 (Call 12/30/21)	220	217,811
3.50%, 12/29/20	130	131,284
4.80%, 07/15/21 (Call 04/15/21)	80	82,885
MetLife Inc.
4.75%, 02/08/21(a)	174	179,668
Series D, 4.37%, 09/15/23	1,000	1,050,793
Series N, 3.05%, 12/15/22	75	74,968
Progressive Corp. (The), 3.75%, 08/23/21	25	25,420
Prudential Financial Inc.
5.38%, 06/21/20	475	490,125
7.38%, 06/15/19	617	627,369

20

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Travelers Companies Inc. (The), 3.90%, 11/01/20(a)	$2,015	$2,049,578
Willis Towers Watson PLC, 5.75%, 03/15/21	50	52,309

		22,877,557

Internet — 0.8%
Alphabet Inc., 3.63%, 05/19/21	1,014	1,037,482
Amazon.com Inc.
1.90%, 08/21/20	1,624	1,607,656
2.40%, 02/22/23 (Call 01/22/23)	1,618	1,594,762
2.50%, 11/29/22 (Call 08/29/22)	200	198,914
2.60%, 12/05/19 (Call 11/05/19)(a)	1,800	1,799,887
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	10	9,776
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)(a)	1,375	1,370,851
2.60%, 07/15/22 (Call 04/15/22)	1,769	1,718,096
2.75%, 01/30/23 (Call 12/30/22)	450	434,477
2.88%, 08/01/21 (Call 06/01/21)	1,571	1,557,240
3.25%, 10/15/20 (Call 07/15/20)(a)	100	100,098
3.80%, 03/09/22 (Call 02/09/22)	50	50,312
Expedia Group Inc., 5.95%, 08/15/20	55	56,840

		11,536,391

Iron & Steel — 0.2%
ArcelorMittal
5.25%, 08/05/20	236	241,774
5.50%, 03/01/21	705	729,914
6.25%, 02/25/22	1,500	1,598,125
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	125	128,734

		2,698,547

Lodging — 0.1%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	1,636	1,581,992
3.00%, 03/01/19	320	320,013

		1,902,005

Machinery — 1.6%
ABB Finance USA Inc., 2.88%, 05/08/22	792	789,234
Caterpillar Financial Services Corp.
1.35%, 05/18/19	1,277	1,272,421
1.70%, 08/09/21	20	19,396
2.00%, 11/29/19	242	240,836
2.00%, 03/05/20	1,974	1,960,964
2.10%, 06/09/19	976	974,439
2.25%, 12/01/19	515	513,405
2.40%, 06/06/22	1,050	1,030,361
2.55%, 11/29/22	449	441,255
2.95%, 05/15/20	20	20,042
3.15%, 09/07/21	225	226,333
3.45%, 05/15/23	100	101,409
3.65%, 12/07/23	750	768,993
7.15%, 02/15/19(a)	578	578,798
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	25	24,611
3.90%, 05/27/21	1,937	1,995,528
CNH Industrial Capital LLC
4.38%, 04/05/22(a)	150	151,366
4.88%, 04/01/21	1,225	1,252,118
CNH Industrial NV, 4.50%, 08/15/23	452	457,718
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	1,530	1,521,664
4.38%, 10/16/19(a)	440	445,371

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
1.25%, 10/09/19(a)	$707	$699,737
2.05%, 03/10/20	275	272,987
2.15%, 09/08/22	1,033	1,005,306
2.25%, 04/17/19	1,600	1,598,980
2.38%, 07/14/20(a)	258	256,770
2.55%, 01/08/21	631	628,700
2.65%, 01/06/22	75	74,537
2.70%, 01/06/23	25	24,670
2.75%, 03/15/22	161	160,068
2.80%, 03/04/21	190	189,834
2.80%, 03/06/23	760	753,648
3.13%, 09/10/21(a)	475	475,002
3.15%, 10/15/21	425	426,871
3.20%, 01/10/22	620	627,586
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)(a)	345	339,560
3.00%, 12/15/20 (Call 11/15/20)(a)	1,018	1,015,169
3.65%, 09/15/23 (Call 08/15/23)	575	574,954

		23,910,641

Manufacturing — 1.0%
3M Co.
1.63%, 06/15/19	280	279,041
2.00%, 06/26/22(a)	865	843,854
2.25%, 03/15/23 (Call 02/15/23)	575	560,893
Eaton Corp., 2.75%, 11/02/22	950	935,638
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	1,581	1,566,618
2.70%, 10/09/22	2,523	2,416,530
3.10%, 01/09/23	1,705	1,659,190
4.38%, 09/16/20	919	929,517
4.63%, 01/07/21	1,710	1,745,657
4.65%, 10/17/21	1,305	1,333,548
5.50%, 01/08/20	794	810,551
6.00%, 08/07/19	660	669,039
Illinois Tool Works Inc.
1.95%, 03/01/19(a)	379	378,818
6.25%, 04/01/19(a)	342	343,900
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	25	25,763

		14,498,557

Media — 2.5%
21st Century Fox America Inc.
3.00%, 09/15/22	195	194,868
4.50%, 02/15/21	1,080	1,107,667
6.90%, 03/01/19	274	274,837
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	509	507,085
3.38%, 03/01/22 (Call 12/01/21)	652	650,154
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	1,842	1,847,016
4.46%, 07/23/22 (Call 05/23/22)	2,759	2,821,386
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	796	975,579
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	480	462,090
2.75%, 03/01/23 (Call 02/01/23)(a)	825	814,548
2.85%, 01/15/23(a)	1,735	1,720,175
3.13%, 07/15/22(a)	740	742,480

21

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.45%, 10/01/21	$325	$328,664
5.15%, 03/01/20	1,704	1,745,644
5.70%, 07/01/19(a)	693	701,576
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(d)	456	452,199
2.95%, 03/20/23 (Call 02/20/23)	950	920,969
4.38%, 06/15/21(a)	535	545,564
5.05%, 06/01/20(a)	330	336,859
Fox Corp.
3.67%, 01/25/22(d)	1,000	1,010,521
4.03%, 01/25/24 (Call 12/25/23)(d)	990	1,009,929
NBCUniversal Media LLC
4.38%, 04/01/21	989	1,017,880
5.15%, 04/30/20	1,655	1,700,404
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	920	926,108
4.13%, 02/15/21 (Call 11/15/20)	1,452	1,462,303
5.00%, 02/01/20	1,629	1,653,196
8.25%, 04/01/19	1,035	1,043,516
8.75%, 02/14/19	519	519,884
Viacom Inc.
3.88%, 12/15/21(a)	540	544,002
4.50%, 03/01/21	105	107,480
Walt Disney Co. (The)
0.88%, 07/12/19(a)	390	387,124
1.85%, 05/30/19(a)	858	856,135
1.95%, 03/04/20	260	257,967
2.30%, 02/12/21	895	890,252
2.35%, 12/01/22	1,200	1,178,392
2.45%, 03/04/22(a)	2,175	2,154,003
2.75%, 08/16/21	95	95,041
5.50%, 03/15/19(a)	244	244,733
Warner Media LLC
2.10%, 06/01/19	915	913,005
3.40%, 06/15/22	345	345,620
4.70%, 01/15/21(a)	315	324,355
4.75%, 03/29/21	975	1,006,829

		36,798,039

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)(a)	696	688,980
2.50%, 01/15/23 (Call 10/15/22)(a)	125	122,593

		811,573

Mining — 0.2%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22(a)	1,200	1,194,617
6.50%, 04/01/19	140	140,869
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	645	650,157
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,084	1,084,677
5.13%, 10/01/19	377	381,337

		3,451,657

Oil & Gas — 4.9%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	1,171	1,201,959
8.70%, 03/15/19	595	598,936
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	488	483,292

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets America Inc.
2.52%, 09/19/22 (Call 08/19/22)	$1,060	$1,038,990
2.75%, 05/10/23	250	246,634
3.25%, 05/06/22	1,003	1,003,837
4.50%, 10/01/20	2,875	2,949,663
4.74%, 03/11/21	665	688,965
BP Capital Markets PLC
1.68%, 05/03/19(a)	26	25,941
2.24%, 05/10/19	1,180	1,178,494
2.32%, 02/13/20	905	901,000
2.50%, 11/06/22(a)	693	682,185
2.52%, 01/15/20	1,110	1,107,018
3.56%, 11/01/21	3,013	3,056,690
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	1,323	1,291,606
3.45%, 11/15/21 (Call 08/15/21)	70	69,995
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	170	163,720
Chevron Corp.
1.56%, 05/16/19	1,215	1,211,738
1.96%, 03/03/20 (Call 02/03/20)	2,130	2,115,426
1.99%, 03/03/20	100	99,288
2.10%, 05/16/21 (Call 04/15/21)	1,325	1,307,576
2.36%, 12/05/22 (Call 09/05/22)	1,617	1,592,172
2.41%, 03/03/22 (Call 01/03/22)	600	594,517
2.42%, 11/17/20 (Call 10/17/20)	630	627,332
2.43%, 06/24/20 (Call 05/24/20)(a)	240	239,552
2.50%, 03/03/22 (Call 02/03/22)	1,100	1,093,240
2.57%, 05/16/23 (Call 03/16/23)	850	839,646
3.19%, 06/24/23 (Call 03/24/23)	2,046	2,069,488
4.95%, 03/03/19	426	426,942
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	882	871,655
4.00%, 07/15/21 (Call 04/15/21)	10	10,119
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	245	246,916
6.50%, 05/15/19	478	482,180
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	780	775,529
2.63%, 03/15/23 (Call 12/15/22)	835	819,056
4.10%, 02/01/21	825	841,522
4.40%, 06/01/20	75	76,350
5.63%, 06/01/19(a)	466	470,230
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	1,410	1,353,769
4.88%, 11/15/21	1,855	1,897,041
8.13%, 06/01/19	28	28,422
Equinor ASA
2.25%, 11/08/19	495	494,086
2.45%, 01/17/23	815	804,709
2.75%, 11/10/21	55	54,967
2.90%, 11/08/20	610	611,914
3.15%, 01/23/22	505	511,063
Exxon Mobil Corp.
1.71%, 03/01/19(a)	785	784,575
1.82%, 03/15/19 (Call 02/15/19)(a)	1,049	1,048,511
1.91%, 03/06/20 (Call 02/06/20)	805	799,194
2.22%, 03/01/21 (Call 02/01/21)	4,909	4,869,814
2.73%, 03/01/23 (Call 01/01/23)	230	230,547

22

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)(a)	$250	$252,700
7.25%, 12/15/19	35	36,161
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	857	848,617
2.80%, 11/01/22 (Call 08/01/22)	110	106,740
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	998	1,002,065
5.13%, 03/01/21	219	227,108
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	878	865,505
3.13%, 02/15/22 (Call 11/15/21)	313	314,359
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	1,491	1,524,627
Phillips 66, 4.30%, 04/01/22	965	1,001,314
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	838	852,117
Shell International Finance BV
1.38%, 05/10/19	750	747,920
1.88%, 05/10/21	1,155	1,133,303
2.13%, 05/11/20	1,982	1,970,804
2.25%, 11/10/20	1,267	1,257,532
2.25%, 01/06/23	1,015	991,588
2.38%, 08/21/22	641	632,736
3.50%, 11/13/23 (Call 10/13/23)	750	769,161
4.30%, 09/22/19	3,144	3,177,065
4.38%, 03/25/20	1,380	1,406,414
Total Capital Canada Ltd., 2.75%, 07/15/23	1,225	1,215,043
Total Capital International SA
2.10%, 06/19/19(a)	460	459,272
2.70%, 01/25/23	450	446,495
2.75%, 06/19/21	1,275	1,274,505
2.88%, 02/17/22	575	576,174
Total Capital SA, 4.45%, 06/24/20	1,639	1,678,017
Valero Energy Corp., 6.13%, 02/01/20	770	793,464

		72,548,817

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,110	1,084,329
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	1,350	1,357,831
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	1,060	1,019,019

		3,461,179

Packaging & Containers — 0.0%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	500	516,247

Pharmaceuticals — 5.8%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	2,820	2,769,454
2.50%, 05/14/20 (Call 04/14/20)	2,847	2,828,309
2.85%, 05/14/23 (Call 03/14/23)	1,560	1,526,537
2.90%, 11/06/22	2,221	2,192,791
3.38%, 11/14/21	175	176,251
3.75%, 11/14/23 (Call 10/14/23)	395	399,866
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	1,159	1,146,875
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	4,496	4,493,409
3.45%, 03/15/22 (Call 01/15/22)	1,787	1,783,428
AmerisourceBergen Corp., 3.50%, 11/15/21 (Call 08/15/21)	25	25,176

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC
1.95%, 09/18/19	$1,668	$1,659,647
2.38%, 11/16/20	1,290	1,275,514
2.38%, 06/12/22 (Call 05/12/22)	190	185,090
3.50%, 08/17/23 (Call 07/17/23)	615	619,424
Bristol-Myers Squibb Co.
1.60%, 02/27/19	1,337	1,335,906
1.75%, 03/01/19	58	57,958
2.00%, 08/01/22	263	254,413
3.25%, 11/01/23(a)	50	50,028
Cardinal Health Inc.
1.95%, 06/14/19	353	352,042
2.62%, 06/15/22 (Call 05/15/22)	1,670	1,616,490
Cigna Corp.
3.20%, 09/17/20(a)(d)	200	200,156
3.40%, 09/17/21(d)	2,285	2,295,327
3.75%, 07/15/23 (Call 06/15/23)(d)	865	876,813
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)(a)	2,194	2,147,259
2.25%, 08/12/19 (Call 07/12/19)	1,300	1,295,915
2.75%, 12/01/22 (Call 09/01/22)	1,335	1,304,589
2.80%, 07/20/20 (Call 06/20/20)	2,198	2,189,864
3.13%, 03/09/20	100	100,127
3.35%, 03/09/21	1,605	1,612,230
3.50%, 07/20/22 (Call 05/20/22)	520	525,072
3.70%, 03/09/23 (Call 02/09/23)	5,159	5,197,258
4.13%, 05/15/21 (Call 02/15/21)(a)	1,245	1,266,676
Eli Lilly & Co., 1.95%, 03/15/19(a)	410	409,693
Express Scripts Holding Co.
2.25%, 06/15/19	377	376,191
2.60%, 11/30/20	448	442,946
3.00%, 07/15/23 (Call 05/15/23)	210	204,810
3.05%, 11/30/22 (Call 10/31/22)	360	354,290
3.30%, 02/25/21 (Call 01/25/21)	275	275,294
3.90%, 02/15/22	638	648,390
4.75%, 11/15/21	2,165	2,246,619
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	800	793,758
3.38%, 05/15/23	1,115	1,129,704
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,102	1,103,083
3.13%, 05/14/21(a)	500	503,799
Johnson & Johnson
1.13%, 03/01/19(a)	86	85,908
1.65%, 03/01/21 (Call 02/01/21)	1,510	1,479,791
1.88%, 12/05/19(a)	78	77,588
2.25%, 03/03/22 (Call 02/03/22)(a)	453	447,404
McKesson Corp., 2.28%, 03/15/19(a)	1,010	1,009,618
Mead Johnson Nutrition Co.
3.00%, 11/15/20	86	86,060
4.90%, 11/01/19	70	71,026
Merck & Co. Inc.
1.85%, 02/10/20	1,248	1,238,919
2.35%, 02/10/22	1,289	1,276,819
2.80%, 05/18/23(a)	1,455	1,454,206
Mylan NV
2.50%, 06/07/19(a)	43	42,901
3.15%, 06/15/21 (Call 05/15/21)(a)	2,593	2,541,098
3.75%, 12/15/20 (Call 11/15/20)	285	284,804

23

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
1.80%, 02/14/20	$941	$933,392
2.40%, 05/17/22 (Call 04/17/22)	430	423,763
2.40%, 09/21/22	1,145	1,125,695
4.40%, 04/24/20	642	655,375
Novartis Securities Investment Ltd., 5.13%, 02/10/19	1,341	1,341,342
Pfizer Inc.
1.45%, 06/03/19	700	697,639
1.70%, 12/15/19(a)	488	484,143
1.95%, 06/03/21	916	900,911
2.10%, 05/15/19	928	926,876
2.20%, 12/15/21	1,550	1,526,058
3.00%, 06/15/23(a)	25	25,299
3.20%, 09/15/23 (Call 08/15/23)	1,000	1,017,909
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	1,900	1,933,239
4.00%, 03/29/21	1,284	1,313,313
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19(a)	2,865	2,843,037
2.40%, 09/23/21 (Call 08/23/21)	2,300	2,240,785
2.88%, 09/23/23 (Call 07/23/23)	1,750	1,682,758
Takeda Pharmaceutical Co. Ltd.
3.80%, 11/26/20(d)	450	454,742
4.00%, 11/26/21 (Call 10/26/21)(d)	300	305,412
4.40%, 11/26/23 (Call 10/26/23)(d)	2,500	2,572,212
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	945	938,667
3.45%, 11/13/20 (Call 10/13/20)	200	201,207

		86,888,387

Pipelines — 2.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	70	69,287
5.50%, 10/15/19 (Call 09/15/19)	175	176,925
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	164	162,429
4.88%, 02/01/21 (Call 11/01/20)	175	177,932
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	435	435,144
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	175	177,868
4.38%, 10/15/20 (Call 09/15/20)	787	801,492
5.20%, 03/15/20	115	117,569
9.88%, 03/01/19	258	259,330
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	460	451,493
4.00%, 10/01/23 (Call 07/01/23)	15	15,222
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	941	929,704
4.15%, 10/01/20 (Call 08/01/20)	1,735	1,753,835
4.65%, 06/01/21 (Call 03/01/21)	695	709,945
5.20%, 02/01/22 (Call 11/01/21)	1,414	1,467,818
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	625	631,216
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	225	238,007
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	940	938,433
2.80%, 02/15/21(a)	627	624,827
2.85%, 04/15/21 (Call 03/15/21)	695	691,838
3.35%, 03/15/23 (Call 12/15/22)	810	811,835
3.50%, 02/01/22	500	504,892

Security	Par (000)	Value

Pipelines (continued)
5.20%, 09/01/20	$1,115	$1,152,318
5.25%, 01/31/20	543	554,576
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	1,275	1,292,595
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	25	24,879
3.50%, 03/01/21 (Call 01/01/21)	1,280	1,283,971
3.95%, 09/01/22 (Call 06/01/22)	1,026	1,040,367
5.30%, 09/15/20	225	232,190
6.50%, 04/01/20	165	171,061
6.85%, 02/15/20	225	233,539
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	2,029	2,029,591
3.15%, 01/15/23 (Call 12/15/22)	1,510	1,488,157
Magellan Midstream Partners LP
4.25%, 02/01/21	186	189,519
6.55%, 07/15/19	238	241,602
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)(a)	754	745,360
4.50%, 07/15/23 (Call 04/15/23)	250	257,551
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,643	1,641,484
8.63%, 03/01/19	635	637,589
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	1,457	1,447,160
3.65%, 06/01/22 (Call 03/01/22)	430	427,035
3.85%, 10/15/23 (Call 07/15/23)	1,050	1,038,546
5.00%, 02/01/21 (Call 11/01/20)	25	25,550
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	1,210	1,251,140
5.63%, 04/15/23 (Call 01/15/23)	1,250	1,326,384
6.25%, 03/15/22 (Call 12/15/21)	925	986,078
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	100	101,744
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	410	399,741
3.80%, 10/01/20	475	481,620
Western Gas Partners LP, 5.38%, 06/01/21 (Call 03/01/21)	80	82,482
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	769	761,982
3.60%, 03/15/22 (Call 01/15/22)	1,106	1,108,132
3.70%, 01/15/23 (Call 10/15/22)	975	971,888
4.13%, 11/15/20 (Call 08/15/20)	40	40,482
5.25%, 03/15/20	1,804	1,846,472

		37,659,826

Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities Inc., 4.60%, 04/01/22 (Call 01/01/22)	534	551,189
American Tower Corp.
2.25%, 01/15/22	60	57,693
2.80%, 06/01/20 (Call 05/01/20)	2,782	2,772,908
3.00%, 06/15/23	50	48,828
3.40%, 02/15/19	832	832,036
3.50%, 01/31/23	1,750	1,744,473
4.70%, 03/15/22	1,095	1,132,225
5.05%, 09/01/20	25	25,767
5.90%, 11/01/21	50	53,099

24

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	$1,975	$1,931,047
3.85%, 02/01/23 (Call 11/01/22)	467	473,406
4.13%, 05/15/21 (Call 02/15/21)	1,185	1,202,117
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,300	1,306,670
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)(a)	1,325	1,287,042
3.15%, 07/15/23 (Call 06/15/23)	35	34,191
3.40%, 02/15/21 (Call 01/15/21)	1,137	1,137,277
4.88%, 04/15/22	35	36,359
5.25%, 01/15/23	1,140	1,202,710
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	275	278,890
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	25	24,808
4.63%, 12/15/21 (Call 09/15/21)	660	685,821
4.75%, 07/15/20 (Call 04/15/20)	100	101,969
GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20 (Call 08/01/20)	75	75,884
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	523	521,112
4.00%, 12/01/22 (Call 10/01/22)(a)	778	781,204
4.25%, 11/15/23 (Call 08/15/23)	25	25,377
Hospitality Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	122	121,705
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	15	14,875
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	70	72,829
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	733	712,110
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)	25	26,239
Simon Property Group LP
2.20%, 02/01/19(a)	250	250,000
2.63%, 06/15/22 (Call 03/15/22)	1,275	1,253,524
2.75%, 06/01/23 (Call 03/01/23)	1,950	1,908,376
3.38%, 03/15/22 (Call 12/15/21)(a)	1,635	1,653,174
4.13%, 12/01/21 (Call 09/01/21)	772	792,341
4.38%, 03/01/21 (Call 12/01/20)	590	603,947
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	812	805,881
3.25%, 08/15/22 (Call 05/15/22)	780	770,036
VEREIT Operating Partnership LP, 3.00%, 02/06/19(a)	391	390,986
Welltower Inc.
3.95%, 09/01/23 (Call 08/01/23)	525	529,283
4.13%, 04/01/19 (Call 03/18/19)(a)	535	535,779
Weyerhaeuser Co.
4.63%, 09/15/23	75	78,467
7.38%, 10/01/19(a)	200	205,589

		29,049,243

Retail — 2.3%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	125	122,976
3.70%, 04/15/22 (Call 01/15/22)	200	201,341
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	80	83,269
Costco Wholesale Corp.
1.70%, 12/15/19	1,428	1,418,127
2.30%, 05/18/22 (Call 04/18/22)(a)	1,335	1,315,162
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	1,325	1,309,663
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	525	518,646
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	730	757,375

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	$1,220	$1,217,626
2.00%, 04/01/21 (Call 03/01/21)(a)	1,876	1,848,223
2.63%, 06/01/22 (Call 05/01/22)	940	937,279
2.70%, 04/01/23 (Call 01/01/23)(a)	850	849,918
3.25%, 03/01/22	210	213,205
Lowe's Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	805	802,432
4.63%, 04/15/20 (Call 10/15/19)	270	273,033
Macy's Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	436	398,180
3.45%, 01/15/21 (Call 12/15/20)	150	149,337
McDonald's Corp.
2.63%, 01/15/22	15	14,923
2.75%, 12/09/20 (Call 11/09/20)	1,670	1,669,776
3.35%, 04/01/23 (Call 03/01/23)(a)	845	852,437
Nordstrom Inc., 4.75%, 05/01/20	360	366,121
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	746	734,750
2.20%, 11/22/20	345	341,346
2.70%, 06/15/22 (Call 04/15/22)(a)	320	315,716
3.10%, 03/01/23 (Call 02/01/23)	1,768	1,761,005
Target Corp.
2.30%, 06/26/19(a)	1,195	1,193,683
2.90%, 01/15/22	600	603,753
3.88%, 07/15/20	394	400,925
Walgreen Co., 3.10%, 09/15/22	597	587,803
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	406	405,597
3.30%, 11/18/21 (Call 09/18/21)	2,005	2,006,685
Walmart Inc.
1.75%, 10/09/19(a)	3,015	2,998,845
1.90%, 12/15/20	1,720	1,697,820
2.35%, 12/15/22 (Call 11/15/22)	316	311,493
2.55%, 04/11/23 (Call 01/11/23)	1,024	1,013,530
3.13%, 06/23/21	1,445	1,460,941
3.40%, 06/26/23 (Call 05/26/23)	2,825	2,887,439
3.63%, 07/08/20	510	517,733

		34,558,113

Semiconductors — 1.8%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	375	373,882
4.30%, 06/15/21	483	498,369
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	1,322	1,289,633
2.38%, 01/15/20	2,354	2,335,672
2.65%, 01/15/23 (Call 12/15/22)	687	653,109
3.00%, 01/15/22 (Call 12/15/21)	1,952	1,909,523
3.63%, 01/15/24 (Call 11/15/23)	2,000	1,944,955
Intel Corp.
1.85%, 05/11/20	289	286,359
2.35%, 05/11/22 (Call 04/11/22)(a)	2,390	2,360,101
2.45%, 07/29/20	1,794	1,789,944
2.70%, 12/15/22	1,701	1,694,476
3.30%, 10/01/21	1,283	1,303,858
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	274	278,608
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	225	224,355
2.80%, 06/15/21 (Call 05/15/21)	1,031	1,024,873

25

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	$75	$74,246
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	2,105	2,065,623
QUALCOMM Inc.
2.25%, 05/20/20	935	929,182
2.60%, 01/30/23 (Call 12/30/22)	2,255	2,198,651
3.00%, 05/20/22	725	723,710
Texas Instruments Inc.
1.65%, 08/03/19	916	911,882
2.75%, 03/12/21 (Call 02/12/21)	359	358,928
Xilinx Inc.
2.13%, 03/15/19	471	470,681
3.00%, 03/15/21	495	491,616

		26,192,236

Software — 2.5%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	15	14,667
Adobe Inc., 4.75%, 02/01/20	1,745	1,782,269
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	260	256,701
5.38%, 12/01/19(a)	50	50,697
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	2,057	1,999,128
3.63%, 10/15/20 (Call 09/15/20)	965	971,601
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	600	596,901
3.80%, 10/01/23 (Call 09/01/23)(a)	550	552,323
Microsoft Corp.
1.10%, 08/08/19	3,575	3,552,723
1.55%, 08/08/21 (Call 07/08/21)	2,120	2,068,286
1.85%, 02/06/20	631	626,421
1.85%, 02/12/20 (Call 01/12/20)	1,155	1,146,725
2.00%, 11/03/20 (Call 10/03/20)	1,659	1,643,022
2.00%, 08/08/23 (Call 06/08/23)	110	106,917
2.38%, 02/12/22 (Call 01/12/22)	1,644	1,634,290
2.38%, 05/01/23 (Call 02/01/23)	1,410	1,394,386
2.40%, 02/06/22 (Call 01/06/22)	1,485	1,476,863
2.65%, 11/03/22 (Call 09/03/22)	913	914,139
4.20%, 06/01/19(a)	356	357,977
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	2,783	2,720,821
2.25%, 10/08/19	1,416	1,413,385
2.40%, 09/15/23 (Call 07/15/23)	1,900	1,850,445
2.50%, 05/15/22 (Call 03/15/22)	2,925	2,888,002
2.50%, 10/15/22	1,269	1,251,152
2.63%, 02/15/23 (Call 01/15/23)	820	811,228
2.80%, 07/08/21(a)	2,111	2,113,467
3.88%, 07/15/20	390	396,555
5.00%, 07/08/19	758	765,609
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	580	588,009
VMware Inc.
2.30%, 08/21/20	752	740,596
2.95%, 08/21/22 (Call 07/21/22)	1,275	1,240,850

		37,926,155

Telecommunications — 3.5%
AT&T Inc.
2.30%, 03/11/19(a)	875	874,777
2.45%, 06/30/20 (Call 05/30/20)	2,390	2,378,617
2.63%, 12/01/22 (Call 09/01/22)	193	188,306
2.80%, 02/17/21 (Call 01/17/21)	970	963,692

Security	Par (000)	Value

Telecommunications (continued)
3.00%, 02/15/22	$2,730	$2,713,898
3.00%, 06/30/22 (Call 04/30/22)	865	857,646
3.20%, 03/01/22 (Call 02/01/22)	1,225	1,225,037
3.60%, 02/17/23 (Call 12/17/22)	1,240	1,249,426
3.80%, 03/15/22	1,668	1,695,337
3.88%, 08/15/21	945	962,094
4.45%, 05/15/21	220	226,342
4.60%, 02/15/21 (Call 11/15/20)(a)	871	893,693
5.20%, 03/15/20	1,865	1,910,321
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	1,000	1,028,833
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	1,454	1,422,751
2.13%, 03/01/19	1,026	1,025,873
2.20%, 02/28/21	2,864	2,835,304
2.45%, 06/15/20(a)	1,331	1,328,283
3.00%, 06/15/22	65	65,545
4.45%, 01/15/20	3,486	3,541,958
4.95%, 02/15/19	1,891	1,892,310
Deutsche Telekom International Finance BV, 6.00%, 07/08/19	1,010	1,022,763
Motorola Solutions Inc.
3.50%, 03/01/23	75	73,006
3.75%, 05/15/22	1,343	1,342,780
Orange SA
1.63%, 11/03/19(a)	1,136	1,125,485
4.13%, 09/14/21	103	105,368
5.38%, 07/08/19(a)	399	403,206
Telefonica Emisiones SAU
4.57%, 04/27/23	1,000	1,040,924
5.13%, 04/27/20	2,392	2,444,766
5.46%, 02/16/21	484	504,582
5.88%, 07/15/19	357	361,561
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	750	734,349
2.63%, 02/21/20	928	927,443
2.95%, 03/15/22(a)	1,658	1,653,743
3.00%, 11/01/21 (Call 09/01/21)	15	15,002
3.13%, 03/16/22(a)	1,640	1,644,203
3.45%, 03/15/21(a)	10	10,113
3.50%, 11/01/21	1,032	1,047,102
4.60%, 04/01/21	50	51,739
5.15%, 09/15/23(a)	3,580	3,889,751
Vodafone Group PLC
2.50%, 09/26/22	871	846,039
2.95%, 02/19/23	1,104	1,078,511
3.75%, 01/16/24	2,000	1,998,532
4.38%, 03/16/21(a)	100	102,401

		51,703,412

Textiles — 0.0%
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	601	593,344

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	803	803,752
3.05%, 03/15/22 (Call 12/15/21)	225	225,178
3.05%, 09/01/22 (Call 06/01/22)	355	355,885
4.70%, 10/01/19(a)	1,605	1,626,711

26

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	$130	$131,454
3.70%, 11/01/23 (Call 08/01/23)	25	25,454
FedEx Corp.
2.63%, 08/01/22	365	359,386
3.40%, 01/14/22	160	161,340
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)(a)	841	840,449
3.25%, 12/01/21 (Call 09/01/21)	25	25,113
Union Pacific Corp.
3.20%, 06/08/21	375	378,609
3.50%, 06/08/23 (Call 05/08/23)	1,070	1,083,472
4.16%, 07/15/22 (Call 04/15/22)	1,150	1,191,365
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	15	14,718
2.45%, 10/01/22	1,246	1,229,453
2.50%, 04/01/23 (Call 03/01/23)	1,615	1,584,901
3.13%, 01/15/21	100	100,934
5.13%, 04/01/19(a)	1,207	1,211,901

		11,350,075

Total Corporate Bonds & Notes — 98.7% (Cost: $1,470,596,588)		1,470,244,676

U.S. Government Obligations

U.S. Government Obligations — 0.4%
U.S. Treasury Note/Bond, 2.63%, 12/31/23(a)	6,500	6,554,401

Total U.S. Government Obligations — 0.4% (Cost: $6,535,662)		6,554,401

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	102,894	$102,925,104
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(f)(g)	22,874	22,874,142

		125,799,246

Total Short-Term Investments — 8.5% (Cost: $125,776,140)		125,799,246

Total Investments in Securities — 107.6% (Cost: $1,602,908,390)		1,602,598,323

Other Assets, Less Liabilities — (7.6)%		(112,565,490)

Net Assets — 100.0%		$1,490,032,833

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	88,459	14,435	(a)	—	102,894	$102,925,104	$73,432	(b)	$(1,443)	$16,115
BlackRock Cash Funds: Treasury, SL Agency Shares	8,049	14,825	(a)	—	22,874	22,874,142	72,523		—	—
PNC Bank N.A.
1.70%, 12/07/18(c)	650	—		(650)	—	N/A	1,187		—	519
1.80%, 11/05/18(c)	900	—		(900)	—	N/A	174		—	71
1.95%, 03/04/19(c)	900	—		—	900	N/A	4,001		—	2,624
2.00%, 05/19/20(c)	1,100	—		—	1,100	N/A	7,642		—	7,285
2.15%, 04/29/21(c)	690	25		—	715	N/A	4,643		—	8,377
2.30%, 06/01/20(c)	500	—		—	500	N/A	2,986		—	3,556
2.45%, 11/05/20(c)	900	450		—	1,350	N/A	7,291		—	7,801
2.45%, 07/28/22(c)	900	—		—	900	N/A	5,708		—	15,330
2.50%, 01/22/21(c)	673	100		—	773	N/A	5,232		—	5,145
2.55%, 12/09/21(c)	250	—		—	250	N/A	1,567		—	2,984
2.63%, 02/17/22(c)	625	—		—	625	N/A	3,930		—	9,737
2.70%, 11/01/22(c)	475	200		—	675	N/A	3,759		—	9,751
2.95%, 01/30/23(c)	1,100	50		—	1,150	N/A	8,902		—	25,235
3.50%, 06/08/23(c)	1,000	—		—	1,000	N/A	8,628		—	17,609
PNC Financial Services Group Inc. (The)
5.13%, 02/08/20(c)	390	—		—	390	N/A	2,974		—	1,590
6.70%, 06/10/19(c)	—	250		—	250	N/A	873		—	281

27

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19		Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

6.88%, 05/15/19(c)	4,186	—	(125)	4,061	$	N/A	$28,266	$(43)	$1,768

						$125,799,246	$243,718	$(1,486)	$135,778

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,470,244,676	$—	$1,470,244,676
U.S. Government Obligations	—	6,554,401	—	6,554,401
Money Market Funds	125,799,246	—	—	125,799,246

	$125,799,246	$1,476,799,077	$—	$1,602,598,323

28

Schedule of Investments (unaudited) January 31, 2019	iShares® 0-5 Year TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 100.0%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/20	$294,416	$290,496,058
0.13%, 04/15/21	180,637	177,575,820
0.13%, 01/15/22	133,798	131,324,173
0.13%, 04/15/22	423,115	414,152,666
0.13%, 07/15/22	75,131	73,874,010
0.13%, 01/15/23	93,657	91,507,492
0.13%, 07/15/24	9,260	9,015,766
0.25%, 01/15/25	156,466	152,332,140
0.38%, 07/15/23	31,555	31,243,007
0.63%, 07/15/21	330,215	330,236,466
0.63%, 04/15/23	150,034	149,333,191
1.13%, 01/15/21	58,075	58,376,966
1.25%, 07/15/20	237,857	239,700,763
1.38%, 01/15/20	238,962	239,356,557

		2,388,525,075

Total U.S. Government Obligations — 100.0% (Cost: $2,406,005,161)		2,388,525,075

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	795	794,639

Total Short-Term Investments — 0.0% (Cost: $794,639)		794,639

Total Investments Before Investments Sold Short — 100.0% (Cost: $2,406,799,800)		2,389,319,714

Security	Par (000)	Value

Investments in Securities Sold Short — (0.0)%

U.S. Government Obligations — (0.0)%
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/19	(336)	$(334,105)

Total U.S. Government Obligations (Proceeds $592,904)		(334,105)

Total Investments in Securities Sold Short (Proceeds $592,904)		(334,105)

Total Investments, Net of Investments Sold Short — 100.0% (Cost $2,407,392,704)		2,388,985,609

Other Assets, Less Liabilities — 0.0%		729,796

Net Assets — 100.0%		$2,389,715,405

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	27,910	(27,115)	795	$794,639	$85,772	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

29

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 0-5 Year TIPS Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$2,388,525,075	$—	$2,388,525,075
Money Market Funds	794,639	—	—	794,639

	794,639	2,388,525,075	—	2,389,319,714

Liabilities
U.S. Government Obligations	—	(334,105)	—	(334,105)

	$794,639	$2,388,190,970	$—	$2,388,985,609

30

Schedule of Investments (unaudited) January 31, 2019	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.6%
Lockheed Martin Corp.
4.09%, 09/15/52 (Call 03/15/52)	$25	$24,650
4.70%, 05/15/46 (Call 11/15/45)	25	27,339
Northrop Grumman Corp., 4.03%, 10/15/47 (Call 04/15/47)	25	24,009
United Technologies Corp.
4.05%, 05/04/47 (Call 11/04/46)	50	47,063
4.63%, 11/16/48 (Call 05/16/48)	25	25,668

		148,729

Agriculture — 1.9%
Altria Group Inc., 3.88%, 09/16/46 (Call 03/16/46)	50	38,940
Archer-Daniels-Midland Co., 4.54%, 03/26/42	25	26,235
BAT Capital Corp., 4.39%, 08/15/37 (Call 02/15/37)	50	42,592
Philip Morris International Inc., 4.38%, 11/15/41	50	47,116
Reynolds American Inc., 5.85%, 08/15/45 (Call 02/12/45)	25	24,285

		179,168

Auto Manufacturers — 0.9%
Ford Motor Co., 5.29%, 12/08/46 (Call 06/08/46)	40	31,788
General Motors Co., 6.60%, 04/01/36 (Call 10/01/35)	50	50,465

		82,253

Banks — 11.8%
Bank of America Corp.
4.24%, 04/24/38 (Call 04/24/37)(a)(b)	25	25,159
5.00%, 01/21/44	100	110,006
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29 (Call 05/23/29)	25	24,158
Citigroup Inc.
4.75%, 05/18/46	50	50,446
8.13%, 07/15/39	50	72,937
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	57,135
Fifth Third Bancorp., 8.25%, 03/01/38	25	33,894
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(a)(b)	25	23,478
4.80%, 07/08/44 (Call 01/08/44)	50	51,452
6.75%, 10/01/37	75	91,355
HSBC Holdings PLC, 6.50%, 09/15/37	100	120,393
JPMorgan Chase & Co.
3.90%, 01/23/49 (Call 01/23/48)(a)(b)	25	23,466
4.95%, 06/01/45(c)	50	53,612
6.40%, 05/15/38	100	125,901
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(a)(b)	50	48,085
4.38%, 01/22/47	50	50,003
Wells Fargo & Co.
4.90%, 11/17/45	85	88,586
5.38%, 11/02/43	50	55,213

		1,105,279

Beverages — 4.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)(d)	100	96,163
4.90%, 02/01/46 (Call 08/01/45)(d)	100	95,395
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38 (Call 10/15/37)	25	22,938
5.55%, 01/23/49 (Call 07/23/48)	25	26,062
5.80%, 01/23/59 (Call 07/23/58)	25	26,282
Diageo Capital PLC, 5.88%, 09/30/36	25	30,312
Molson Coors Brewing Co., 5.00%, 05/01/42	25	24,853

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc., 3.45%, 10/06/46 (Call 04/06/46)	$75	$69,593

		391,598

Biotechnology — 1.9%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	50	47,863
4.66%, 06/15/51 (Call 12/15/50)	25	24,683
Celgene Corp., 5.00%, 08/15/45 (Call 02/15/45)	25	25,196
Gilead Sciences Inc., 4.75%, 03/01/46 (Call 09/01/45)	75	77,917

		175,659

Building Materials — 0.2%
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	25	22,931

Chemicals — 1.3%
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	25	22,882
5.25%, 11/15/41 (Call 08/15/41)	25	25,292
DowDuPont Inc., 5.42%, 11/15/48 (Call 05/15/48)	25	27,297
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	25	22,021
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)(c)	25	23,506

		120,998

Commercial Services — 0.3%
Massachusetts Institute of Technology, 4.68%, 07/01/14	25	27,406

Computers — 2.5%
Apple Inc.
3.85%, 05/04/43	100	97,877
4.65%, 02/23/46 (Call 08/23/45)	50	54,835
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (Call 01/15/46)(d)	25	29,611
Hewlett Packard Enterprise Co., 6.35%, 10/15/45 (Call 04/15/45)	25	25,643
International Business Machines Corp., 4.00%, 06/20/42	25	23,485

		231,451

Diversified Financial Services — 1.3%
American Express Co., 4.05%, 12/03/42	15	14,781
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	25	29,564
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	25	21,943
Visa Inc., 4.30%, 12/14/45 (Call 06/14/45)	50	53,877

		120,165

Electric — 6.4%
Berkshire Hathaway Energy Co.
4.45%, 01/15/49 (Call 07/15/48)	25	25,261
5.15%, 11/15/43 (Call 05/15/43)	50	54,919
Consolidated Edison Co. of New York Inc., 4.50%, 12/01/45 (Call 06/01/45)	50	51,494
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	85	76,161
Duke Energy Indiana LLC, 6.35%, 08/15/38	25	32,057
Exelon Generation Co. LLC, 6.25%, 10/01/39	50	52,992
FirstEnergy Corp., Series C, 7.38%, 11/15/31	25	32,102
Florida Power & Light Co., 5.69%, 03/01/40	25	30,734
Georgia Power Co., 4.30%, 03/15/42	75	69,959
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42 (Call 12/01/41)	25	29,142
Sempra Energy, 3.80%, 02/01/38 (Call 08/01/37)	25	22,019
South Carolina Electric & Gas Co., 4.35%, 02/01/42 (Call 08/01/41)	25	25,193
Southern California Edison Co., 4.65%, 10/01/43 (Call 04/01/43)	50	47,919

31

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co., Series D, 4.65%, 08/15/43 (Call 02/15/43)	$50	$52,535

		602,487

Food — 1.4%
General Mills Inc., 4.55%, 04/17/38 (Call 10/17/37)	15	14,207
Kraft Heinz Foods Co., 5.00%, 06/04/42	75	70,032
Kroger Co. (The), 4.45%, 02/01/47 (Call 08/01/46)	25	22,111
Sysco Corp., 4.85%, 10/01/45 (Call 04/01/45)	25	25,812

		132,162

Forest Products & Paper — 0.5%
International Paper Co., 4.80%, 06/15/44 (Call 12/15/43)	50	47,594

Gas — 0.5%
Atmos Energy Corp., 4.15%, 01/15/43 (Call 07/15/42)	25	24,828
NiSource Inc., 4.38%, 05/15/47 (Call 11/15/46)	25	24,009

		48,837

Health Care - Products — 1.8%
Abbott Laboratories, 4.90%, 11/30/46 (Call 05/30/46)	50	55,688
Becton Dickinson and Co., 4.67%, 06/06/47 (Call 12/06/46)	25	25,020
Koninklijke Philips NV, 5.00%, 03/15/42	25	26,876
Medtronic Inc., 4.63%, 03/15/45	60	65,520

		173,104

Health Care - Services — 2.3%
Aetna Inc., 6.63%, 06/15/36	25	29,855
Anthem Inc., 4.63%, 05/15/42	50	50,056
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	15	13,182
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)	20	20,466
UnitedHealth Group Inc.
4.20%, 01/15/47 (Call 07/15/46)	75	77,194
4.75%, 07/15/45(c)	25	27,780

		218,533

Household Products & Wares — 0.3%
Kimberly-Clark Corp., 6.63%, 08/01/37	25	32,931

Insurance — 3.6%
Allstate Corp. (The), 4.20%, 12/15/46 (Call 06/15/46)	25	25,072
American International Group Inc., 4.50%, 07/16/44 (Call 01/16/44)	65	61,225
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	15	14,010
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	25	30,422
Chubb INA Holdings Inc., 4.35%, 11/03/45 (Call 05/03/45)(c)	25	26,446
Marsh & McLennan Companies Inc., 4.75%, 03/15/39 (Call 09/15/38)	25	25,990
MetLife Inc., 5.70%, 06/15/35	50	58,117
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	25	24,963
Prudential Financial Inc., 3.91%, 12/07/47 (Call 06/07/47)(c)	35	32,464
Travelers Companies Inc. (The), 4.60%, 08/01/43	35	37,356

		336,065

Internet — 1.1%
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	50	50,213
4.25%, 08/22/57 (Call 02/22/57)	50	51,445

		101,658

Machinery — 0.5%
Caterpillar Inc., 3.80%, 08/15/42(c)	50	47,414

Manufacturing — 2.4%
Eaton Corp., 4.15%, 11/02/42	25	24,091

Security	Par (000)	Value

Manufacturing (continued)
General Electric Co.
4.13%, 10/09/42	$50	$41,392
5.88%, 01/14/38	100	101,061
Series A, 6.75%, 03/15/32	10	10,985
Illinois Tool Works Inc., 4.88%, 09/15/41 (Call 03/15/41)	25	28,226
Parker-Hannifin Corp., 4.10%, 03/01/47 (Call 09/01/46)(c)	25	24,604

		230,359

Media — 6.6%
21st Century Fox America Inc., 6.15%, 02/15/41(c)	65	82,213
CBS Corp., 4.90%, 08/15/44 (Call 02/15/44)	25	23,604
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (Call 04/23/45)	75	80,795
Comcast Corp.
4.00%, 08/15/47 (Call 02/15/47)	25	23,479
4.00%, 03/01/48 (Call 09/01/47)	25	23,499
4.00%, 11/01/49 (Call 05/01/49)	39	36,336
4.05%, 11/01/52 (Call 05/01/52)	82	76,205
4.25%, 10/15/30 (Call 07/15/30)	50	51,958
4.60%, 10/15/38 (Call 04/15/38)	25	25,874
4.70%, 10/15/48 (Call 04/15/48)	25	26,102
Discovery Communications LLC, 6.35%, 06/01/40	25	26,749
Time Warner Cable LLC, 7.30%, 07/01/38	50	56,680
Viacom Inc., 6.88%, 04/30/36	35	39,724
Walt Disney Co. (The), 3.00%, 07/30/46	25	21,262
Warner Media LLC, 4.85%, 07/15/45 (Call 01/15/45)	25	24,019

		618,499

Mining — 1.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	25	28,162
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	25	28,763
Newmont Mining Corp., 6.25%, 10/01/39	25	28,466
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	28,753

		114,144

Oil & Gas — 6.4%
Anadarko Petroleum Corp., 6.60%, 03/15/46 (Call 09/15/45)(c)	35	41,787
Apache Corp., 5.10%, 09/01/40 (Call 03/01/40)	25	23,422
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	0	—
Cenovus Energy Inc., 5.40%, 06/15/47 (Call 12/15/46)	25	23,824
ConocoPhillips Co., 5.95%, 03/15/46 (Call 09/15/45)	50	63,594
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	24,011
Encana Corp., 6.50%, 08/15/34	25	28,769
Equinor ASA, 3.95%, 05/15/43	25	24,651
Exxon Mobil Corp., 4.11%, 03/01/46 (Call 09/01/45)	25	26,243
Hess Corp., 5.80%, 04/01/47 (Call 10/01/46)	35	34,282
Marathon Oil Corp., 6.60%, 10/01/37	15	16,942
Marathon Petroleum Corp., 6.50%, 03/01/41 (Call 09/01/40)	25	27,863
Noble Energy Inc., 5.05%, 11/15/44 (Call 05/15/44)	25	23,254
Occidental Petroleum Corp., 4.40%, 04/15/46 (Call 10/15/45)	25	25,760
Phillips 66, 4.65%, 11/15/34 (Call 05/15/34)	50	52,102
Shell International Finance BV, 4.38%, 05/11/45	100	106,320
Suncor Energy Inc., 6.50%, 06/15/38	25	30,372
Valero Energy Corp., 4.90%, 03/15/45	25	25,379

		598,575

Oil & Gas Services — 0.5%
Halliburton Co., 5.00%, 11/15/45 (Call 05/15/45)	50	51,810

Pharmaceuticals — 6.9%
AbbVie Inc., 4.70%, 05/14/45 (Call 11/14/44)	75	70,100
Allergan Funding SCS, 4.55%, 03/15/35 (Call 09/15/34)	50	48,250
AstraZeneca PLC, 6.45%, 09/15/37	50	61,398

32

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Crop., 4.90%, 12/15/48 (Call 06/15/48)(d)	$25	$25,612
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	25	25,075
5.05%, 03/25/48 (Call 09/25/47)	75	76,956
5.13%, 07/20/45 (Call 01/20/45)	25	25,718
Express Scripts Holding Co., 4.80%, 07/15/46 (Call 01/15/46)	25	25,019
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	25	31,811
Johnson & Johnson, 3.55%, 03/01/36 (Call 09/01/35)	100	98,629
Merck & Co. Inc., 3.70%, 02/10/45 (Call 08/10/44)	25	24,543
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	25	22,235
Novartis Capital Corp., 4.40%, 05/06/44	25	27,361
Pfizer Inc., 7.20%, 03/15/39	60	85,383

		648,090

Pipelines — 4.6%
Energy Transfer Operating LP
5.30%, 04/15/47 (Call 10/15/46)	50	46,851
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	25	25,732
Enterprise Products Operating LLC, 4.85%, 03/15/44 (Call 09/15/43)	75	77,159
Kinder Morgan Inc./DE
5.30%, 12/01/34 (Call 06/01/34)	50	51,833
5.55%, 06/01/45 (Call 12/01/44)	50	52,681
MPLX LP, 4.50%, 04/15/38 (Call 10/15/37)	35	32,210
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	20	21,430
Plains All American Pipeline LP/PAA Finance Corp., 4.90%, 02/15/45 (Call 08/15/44)	25	22,843
TransCanada PipeLines Ltd., 7.63%, 01/15/39	50	66,563
Williams Companies Inc. (The), 5.10%, 09/15/45 (Call 03/15/45)	35	34,968

		432,270

Real Estate Investment Trusts — 0.3%
Simon Property Group LP, 6.75%, 02/01/40 (Call 11/01/39)	25	32,505

Retail — 3.4%
Home Depot Inc. (The), 4.25%, 04/01/46 (Call 10/01/45)	75	77,016
Lowe’s Companies Inc., 3.70%, 04/15/46 (Call 10/15/45)	50	42,504
McDonald’s Corp., 4.45%, 03/01/47 (Call 09/01/46)	50	49,261
Starbucks Corp., 4.50%, 11/15/48 (Call 05/15/48)	25	24,286
Target Corp., 3.63%, 04/15/46	25	22,884
Walgreens Boots Alliance Inc., 4.65%, 06/01/46 (Call 12/01/45)(c)	25	23,190
Walmart Inc., 4.30%, 04/22/44 (Call 10/22/43)	75	79,125

		318,266

Semiconductors — 0.9%
Intel Corp., 4.10%, 05/11/47 (Call 11/11/46)	50	51,157
QUALCOMM Inc., 4.30%, 05/20/47 (Call 11/20/46)	35	31,934

		83,091

Software — 4.0%
Microsoft Corp.
3.70%, 08/08/46 (Call 02/08/46)	75	74,525
4.10%, 02/06/37 (Call 08/06/36)	75	79,053
4.50%, 02/06/57 (Call 08/06/56)	75	83,588
Oracle Corp.
4.00%, 11/15/47 (Call 05/15/47)(c)	25	24,193
5.38%, 07/15/40	100	115,183

		376,542

Telecommunications — 8.8%
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	50	44,251
4.50%, 03/09/48 (Call 09/09/47)	50	44,980
4.75%, 05/15/46 (Call 11/15/45)	25	23,352

Security	Par/ Shares (000)	Value

Telecommunications (continued)
5.15%, 11/15/46 (Call 05/15/46)	$25	$24,494
5.25%, 03/01/37 (Call 09/01/36)	75	76,133
5.70%, 03/01/57 (Call 09/01/56)	50	51,188
British Telecommunications PLC, 9.63%, 12/15/30	25	34,904
Cisco Systems Inc., 5.90%, 02/15/39	25	31,672
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	33,608
Orange SA, 9.00%, 03/01/31	35	49,412
Rogers Communications Inc., 4.30%, 02/15/48 (Call 08/15/47)	25	24,450
Telefonica Emisiones SAU, 7.05%, 06/20/36	50	59,442
Verizon Communications Inc.
4.40%, 11/01/34 (Call 05/01/34)	75	75,155
4.86%, 08/21/46	100	102,597
5.01%, 08/21/54	100	101,968
Vodafone Group PLC
4.38%, 02/19/43	25	21,869
5.25%, 05/30/48	25	24,329

		823,804

Transportation — 3.3%
Burlington Northern Santa Fe LLC
4.13%, 06/15/47 (Call 12/15/46)	75	75,591
5.15%, 09/01/43 (Call 03/01/43)	25	28,655
Canadian Pacific Railway Co., 4.80%, 08/01/45 (Call 02/01/45)	25	27,005
CSX Corp., 3.80%, 11/01/46 (Call 05/01/46)	50	45,312
FedEx Corp., 4.10%, 02/01/45	50	44,179
Norfolk Southern Corp., 3.94%, 11/01/47 (Call 05/01/47)	31	29,036
Union Pacific Corp., 4.00%, 04/15/47 (Call 10/15/46)	35	33,137
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)(c)	25	23,379

		306,294

Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	25	23,089

Total Corporate Bonds & Notes — 95.8% (Cost: $9,459,763)		9,003,760

Short-Term Investments

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	390	390,121
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	350	350,459

		740,580

Total Short-Term Investments — 7.9% (Cost: $740,482)		740,580

Total Investments in Securities — 103.7% (Cost: $10,200,245)		9,744,340

Other Assets, Less Liabilities — (3.7)%		(346,316)

Net Assets — 100.0%		$9,398,024

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

33

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 10+ Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	503	(113)	390	$390,121	$438	(a)	$(7)	$58
BlackRock Cash Funds: Treasury, SL Agency Shares	345	5	350	350,459	1,669		—	—

				$740,580	$2,107		$(7)	$58

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$9,003,760	$—	$9,003,760
Money Market Funds	740,580	—	—	740,580

	$740,580	$9,003,760	$—	$9,744,340

34

Schedule of Investments (unaudited) January 31, 2019	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.8%
Australia Government Bond
1.75%, 11/21/20(a)	AUD	2,080	$1,514,114
2.00%, 12/21/21(a)	AUD	400	293,632
4.50%, 04/15/20(a)	AUD	1,045	785,346
5.75%, 05/15/21(a)	AUD	1,325	1,051,065

			3,644,157

Austria — 4.5%
Republic of Austria Government Bond
3.50%, 09/15/21(b)	EUR	1,330	1,685,724
3.90%, 07/15/20(b)	EUR	1,442	1,759,591

			3,445,315

Belgium — 4.7%
Kingdom of Belgium Government Bond
3.75%, 09/28/20(b)	EUR	1,717	2,108,871
4.25%, 09/28/21(b)	EUR	1,130	1,458,566

			3,567,437

Canada — 4.7%
Canadian Government Bond
0.75%, 09/01/20	CAD	664	497,623
0.75%, 03/01/21	CAD	960	715,925
0.75%, 09/01/21	CAD	1,250	927,330
1.50%, 03/01/20	CAD	490	372,069
1.75%, 05/01/20	CAD	100	76,131
1.75%, 08/01/20	CAD	300	228,355
2.00%, 11/01/20	CAD	200	152,875
3.25%, 06/01/21	CAD	300	236,041
3.50%, 06/01/20	CAD	500	389,260

			3,595,609

Denmark — 2.9%
Denmark Government Bond
0.25%, 11/15/20	DKK	5,040	786,568
3.00%, 11/15/21	DKK	6,000	1,012,648
4.00%, 11/15/19	DKK	2,505	398,866

			2,198,082

Finland — 3.4%
Finland Government Bond
0.38%, 09/15/20(b)	EUR	726	844,253
3.38%, 04/15/20(b)	EUR	675	810,505
3.50%, 04/15/21(b)	EUR	730	910,647

			2,565,405

France — 8.1%
French Republic Government Bond OAT
0.00%, 02/25/20(a)(c)	EUR	160	184,583
0.00%, 05/25/20(a)(c)	EUR	570	658,428
0.00%, 02/25/21(a)(c)	EUR	260	301,082
0.00%, 05/25/21(a)(c)	EUR	630	730,122
0.25%, 11/25/20(a)	EUR	748	869,965
2.50%, 10/25/20(a)	EUR	700	844,982
3.25%, 10/25/21(a)	EUR	770	972,420
3.50%, 04/25/20(a)	EUR	700	842,733
3.75%, 04/25/21(a)	EUR	600	753,048

			6,157,363

Germany — 6.9%
Bundesobligation
0.00%, 04/17/20(a)(c)	EUR	840	970,479
0.00%, 10/08/21(a)(c)	EUR	400	465,571
0.25%, 10/16/20(a)	EUR	450	523,731

Security		Par (000)	Value

Germany (continued)
Bundesrepublik Deutschland Bundesanleihe
2.25%, 09/04/20(a)	EUR	295	$353,784
2.25%, 09/04/21(a)	EUR	300	369,288
2.50%, 01/04/21(a)	EUR	860	1,045,877
3.00%, 07/04/20(a)	EUR	405	488,357
3.25%, 01/04/20(a)	EUR	500	594,190
3.25%, 07/04/21(a)	EUR	400	501,312

			5,312,589

Ireland — 3.5%
Ireland Government Bond
4.50%, 04/18/20	EUR	1,160	1,410,238
5.00%, 10/18/20	EUR	1,035	1,297,583

			2,707,821

Italy — 9.0%
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR	150	172,100
0.20%, 10/15/20	EUR	100	114,593
0.35%, 06/15/20	EUR	340	390,921
0.45%, 06/01/21(a)	EUR	360	412,259
0.65%, 11/01/20	EUR	330	380,854
0.70%, 05/01/20	EUR	90	103,906
1.05%, 12/01/19	EUR	680	786,726
2.15%, 12/15/21	EUR	300	357,214
3.75%, 03/01/21	EUR	1,020	1,249,406
3.75%, 05/01/21(b)	EUR	210	257,978
3.75%, 08/01/21(a)(b)	EUR	370	456,304
4.00%, 09/01/20	EUR	802	974,037
4.50%, 02/01/20(a)(b)	EUR	510	610,585
4.75%, 09/01/21	EUR	500	631,942

			6,898,825

Japan — 21.5%
Japan Government Five Year Bond
0.10%, 12/20/19	JPY	63,000	580,308
0.10%, 03/20/20	JPY	127,000	1,170,657
0.10%, 06/20/20	JPY	160,000	1,475,814
0.10%, 09/20/20	JPY	154,100	1,422,285
0.10%, 12/20/20	JPY	113,000	1,043,581
0.10%, 03/20/21	JPY	240,850	2,226,186
0.10%, 06/20/21	JPY	306,000	2,829,720
0.10%, 09/20/21	JPY	69,550	643,601
0.10%, 12/20/21	JPY	84,000	777,851
Japan Government Ten Year Bond
0.80%, 09/20/20	JPY	44,000	410,737
1.00%, 09/20/20	JPY	23,650	221,484
1.10%, 06/20/20	JPY	6,250	58,444
1.10%, 03/20/21	JPY	2,350	22,178
1.20%, 12/20/20	JPY	121,350	1,143,854
1.30%, 03/20/20	JPY	33,000	308,301
1.30%, 03/20/21	JPY	49,900	472,883
1.40%, 03/20/20	JPY	58,650	548,550
Japan Government Twenty Year Bond
2.40%, 03/20/20	JPY	35,000	330,990
2.50%, 03/20/20	JPY	2,850	26,981
2.50%, 12/21/20	JPY	78,000	753,023

			16,467,428

35

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 1-3 Year International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands — 4.7%
Netherlands Government Bond
0.25%, 01/15/20(b)	EUR	415	$480,001
3.25%, 07/15/21(b)	EUR	960	1,204,987
3.50%, 07/15/20(b)	EUR	1,544	1,876,545

			3,561,533

Norway — 1.6%
Norway Government Bond, 3.75%, 05/25/21(b)	NOK	9,600	1,205,542

Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT
3.85%, 04/15/21(b)	EUR	1,400	1,749,097
4.80%, 06/15/20(b)	EUR	1,474	1,807,413

			3,556,510

Spain — 4.4%
Spain Government Bond
0.05%, 01/31/21	EUR	300	345,804
0.05%, 10/31/21	EUR	50	57,559
0.75%, 07/30/21	EUR	440	516,377
1.15%, 07/30/20	EUR	669	783,747
1.40%, 01/31/20	EUR	530	618,402
4.00%, 04/30/20(b)	EUR	410	495,399
5.50%, 04/30/21(b)	EUR	440	569,025

			3,386,313

Sweden — 1.8%
Sweden Government Bond, 5.00%, 12/01/20	SEK	11,190	1,360,029

Switzerland — 1.4%
Swiss Confederation Government Bond
2.00%, 04/28/21(a)	CHF	360	385,484
2.25%, 07/06/20(a)	CHF	625	657,853

			1,043,337

United Kingdom — 4.6%
United Kingdom Gilt
1.50%, 01/22/21(a)	GBP	450	600,417
2.00%, 07/22/20(a)	GBP	796	1,066,051

Security		Par/ Shares (000)	Value

United Kingdom (continued)
3.75%, 09/07/20(a)	GBP	318	$438,099
3.75%, 09/07/21(a)	GBP	560	793,006
4.75%, 03/07/20(a)	GBP	140	192,119
8.00%, 06/07/21(a)	GBP	300	461,171

			3,550,863

Total Foreign Government Obligations — 97.1% (Cost: $75,019,482)			74,224,158

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)		1	855

Total Short-Term Investments — 0.0% (Cost: $855)			855

Total Investments in Securities — 97.1% (Cost: $75,020,337)			74,225,013

Other Assets, Less Liabilities — 2.9%			2,185,124

Net Assets — 100.0%			$76,410,137

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1	—	1	$855	$375	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

36

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 1-3 Year International Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$74,224,158	$—	$74,224,158
Money Market Funds	855	—	—	855

	$855	$74,224,158	$—	$74,225,013

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

37

Schedule of Investments (unaudited) January 31, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.3%
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	$25	$25,626
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)(a)	50	50,697
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	25	24,186
3.25%, 01/15/28 (Call 10/15/27)	25	24,190
Rockwell Collins Inc., 3.20%, 03/15/24 (Call 01/15/24)	25	24,386
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)	50	48,482
4.13%, 11/16/28 (Call 08/16/28)	25	25,685

		223,252

Agriculture — 1.2%
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)	25	23,927
3.56%, 08/15/27 (Call 05/15/27)	50	45,462
Philip Morris International Inc., 2.75%, 02/25/26 (Call 11/25/25)	50	47,029

		116,418

Auto Manufacturers — 1.7%
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	50	44,477
General Motors Co., 4.20%, 10/01/27 (Call 07/01/27)	50	46,130
General Motors Financial Co. Inc., 4.30%, 07/13/25 (Call 04/13/25)	50	48,025
Toyota Motor Credit Corp., 3.05%, 01/11/28	25	24,381

		163,013

Banks — 25.6%
Bank of America Corp.
3.37%, 01/23/26 (Call 01/23/25)(b)(c)	35	34,561
3.50%, 04/19/26	75	74,325
4.20%, 08/26/24(a)	125	127,991
Series L, 4.18%, 11/25/27 (Call 11/25/26)	75	75,084
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	24,064
3.25%, 05/16/27 (Call 02/16/27)	50	49,320
Bank of Nova Scotia (The), 4.50%, 12/16/25	25	25,619
BB&T Corp.
2.85%, 10/26/24 (Call 09/26/24)	25	24,576
3.70%, 06/05/25 (Call 05/05/25)	25	25,378
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	75	72,082
3.67%, 07/24/28 (Call 07/24/27)(b)(c)	50	48,978
3.75%, 06/16/24	25	25,345
3.89%, 01/10/28 (Call 01/10/27)(b)(c)	50	49,846
4.04%, 06/01/24 (Call 06/01/23)(b)(c)	25	25,533
4.40%, 06/10/25	50	51,012
Deutsche Bank AG/London, 3.70%, 05/30/24	50	46,867
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	125	120,699
4.00%, 03/03/24	100	102,027
HSBC USA Inc., 3.50%, 06/23/24	150	150,116
JPMorgan Chase & Co.
3.22%, 03/01/25 (Call 03/01/24)(b)(c)	125	123,507
4.13%, 12/15/26	50	50,864
4.25%, 10/01/27	100	101,255
KeyCorp., 4.10%, 04/30/28	50	50,969
Mitsubishi UFJ Financial Group Inc., 3.68%, 02/22/27	75	75,042
Morgan Stanley
3.59%, 07/22/28 (Call 07/22/27)(b)(c)	25	24,383
3.63%, 01/20/27	100	98,326
4.00%, 07/23/25	100	102,214

Security	Par (000)	Value

Banks (continued)
4.35%, 09/08/26	$25	$25,212
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)	15	15,417
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	60	58,692
Royal Bank of Canada, 4.65%, 01/27/26	25	26,211
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)	25	25,661
Santander UK PLC, 4.00%, 03/13/24	50	51,101
State Street Corp., 3.55%, 08/18/25	50	51,058
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26(a)	75	69,968
3.45%, 01/11/27	50	49,226
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	25	25,423
U.S. Bancorp., 3.10%, 04/27/26 (Call 03/27/26)	75	73,135
Wells Fargo & Co.
4.10%, 06/03/26	100	101,163
4.15%, 01/24/29 (Call 10/25/28)	75	76,871
Westpac Banking Corp., 3.35%, 03/08/27	50	48,915

		2,478,036

Beverages — 3.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(d)	125	123,501
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	25	24,786
4.75%, 01/23/29 (Call 10/23/28)	25	25,949
Coca-Cola Co. (The), 2.88%, 10/27/25	50	49,457
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	25	23,908
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)(d)	35	35,874
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	25	23,222
PepsiCo Inc., 3.00%, 10/15/27 (Call 07/15/27)	50	49,044

		355,741

Biotechnology — 1.8%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	50	50,744
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	25	25,490
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	25	24,964
3.90%, 02/20/28 (Call 11/20/27)	25	24,783
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	50	50,140

		176,121

Building Materials — 0.3%
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	25	24,968

Chemicals — 1.0%
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)(a)	25	24,711
DowDuPont Inc., 4.73%, 11/15/28 (Call 08/15/28)	50	52,994
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	25	23,890

		101,595

Commercial Services — 0.3%
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	25	26,095

Computers — 3.4%
Apple Inc.
3.00%, 11/13/27 (Call 08/13/27)	50	48,760
3.20%, 05/11/27 (Call 02/11/27)	25	24,774
3.25%, 02/23/26 (Call 11/23/25)	100	100,364
3.45%, 05/06/24	25	25,627
Dell International LLC/EMC Corp., 6.02%, 06/15/26 (Call 03/15/26)(d)	50	52,270
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	25	26,025
International Business Machines Corp., 7.00%, 10/30/25	25	30,145

38

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman, 4.75%, 01/01/25	$25	$23,336

		331,301

Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The), 2.70%, 02/02/26(a)	25	24,437

Diversified Financial Services — 4.8%
Air Lease Corp., 3.63%, 04/01/27 (Call 01/01/27)	25	22,974
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	50	49,764
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	24,844
Capital One Financial Corp., 3.75%, 03/09/27 (Call 02/09/27)	100	96,909
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	25	24,309
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	25	24,698
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	50	48,667
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	25	25,564
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	25	24,051
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	25	24,591
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	50	48,932
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	50	50,321

		465,624

Electric — 3.1%
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	25	25,835
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	50	50,858
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	25	24,193
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	25	24,535
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	25	24,256
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	50	48,847
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	50	47,930
Virginia Electric & Power Co., Series A, 3.15%, 01/15/26 (Call 10/15/25)	50	49,021

		295,475

Environmental Control — 0.5%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	25	24,419
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	25	24,330

		48,749

Food — 1.7%
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)	25	25,203
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	25	25,157
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	50	46,296
Kroger Co. (The), 3.50%, 02/01/26 (Call 11/01/25)	25	24,007
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	25	24,160
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	25	24,078

		168,901

Forest Products & Paper — 0.3%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	25	24,993

Health Care - Products — 2.3%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	28	28,532
Becton Dickinson and Co., 3.36%, 06/06/24 (Call 04/06/24)	50	49,028
Boston Scientific Corp., 3.85%, 05/15/25	25	25,273
Medtronic Inc., 3.50%, 03/15/25	50	51,035
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	25	24,771
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	50	47,360

		225,999

Health Care - Services — 2.7%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	25	24,784

Security	Par (000)	Value

Health Care - Services (continued)
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	$50	$49,997
4.10%, 03/01/28 (Call 12/01/27)	25	25,204
Cigna Holding Co., 3.25%, 04/15/25 (Call 01/15/25)	25	24,418
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)	35	35,306
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	25	25,045
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	25	23,802
UnitedHealth Group Inc., 3.45%, 01/15/27	50	50,440

		258,996

Housewares — 0.2%
Newell Brands Inc., 4.00%, 12/01/24 (Call 09/01/24)(a)	25	24,013

Insurance — 2.1%
Aflac Inc., 3.63%, 11/15/24	25	25,272
American International Group Inc., 3.75%, 07/10/25 (Call 04/10/25)	50	49,462
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	25	24,508
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	25	24,890
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	25	24,950
MetLife Inc., 3.60%, 04/10/24	50	51,012

		200,094

Internet — 1.8%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	50	46,276
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	25	24,837
3.15%, 08/22/27 (Call 05/22/27)	50	49,557
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	25	24,439
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	25	25,670

		170,779

Machinery — 0.5%
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	25	25,468
Wabtec Corp., 4.70%, 09/15/28 (Call 06/15/28)	25	23,795

		49,263

Manufacturing — 0.6%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	25	24,239
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	25	23,948
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	15	14,974

		63,161

Media — 3.8%
CBS Corp., 3.50%, 01/15/25 (Call 10/15/24)	50	48,611
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	25	23,374
4.91%, 07/23/25 (Call 04/23/25)	25	25,751
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	50	45,765
3.00%, 02/01/24 (Call 01/01/24)(a)	75	74,355
4.15%, 10/15/28 (Call 07/15/28)	25	25,870
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	25	23,815
Walt Disney Co. (The), 2.95%, 06/15/27(a)	50	48,874
Warner Media LLC, 3.60%, 07/15/25 (Call 04/15/25)	50	49,255

		365,670

Oil & Gas — 4.4%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	25	26,821
BP Capital Markets America Inc., 4.23%, 11/06/28 (Call 08/06/28)	25	26,428

39

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	$25	$24,453
3.54%, 11/04/24	50	51,169
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	25	24,551
Chevron Corp.
2.90%, 03/03/24 (Call 01/03/24)	25	24,899
2.95%, 05/16/26 (Call 02/16/26)(a)	25	24,634
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)(a)	25	25,331
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	50	49,691
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	25	24,652
Occidental Petroleum Corp., 3.00%, 02/15/27 (Call 11/15/26)	25	24,363
Shell International Finance BV, 3.25%, 05/11/25	75	75,730
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	25	23,849

		426,571

Oil & Gas Services — 0.3%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	25	25,196

Packaging & Containers — 0.3%
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)(a)(d)	25	24,572

Pharmaceuticals — 6.5%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	50	49,404
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	50	49,745
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	25	23,771
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	25	23,842
Cigna Corp., 4.13%, 11/15/25 (Call 09/15/25)(d)	50	51,074
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	50	46,635
4.10%, 03/25/25 (Call 01/25/25)	35	35,640
4.30%, 03/25/28 (Call 12/25/27)	75	76,040
Express Scripts Holding Co., 4.50%, 02/25/26 (Call 11/27/25)	50	51,539
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	25,930
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	50	47,928
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	50	49,718
Pfizer Inc., 3.00%, 12/15/26	25	24,601
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	50	46,847
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)	25	23,480

		626,194

Pipelines — 5.0%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	25	25,294
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	25	24,871
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	25	25,677
Energy Transfer Operating LP, 4.20%, 04/15/27 (Call 01/15/27)	50	48,096
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	50	51,127
Kinder Morgan Energy Partners LP, 4.15%, 02/01/24 (Call 11/01/23)	50	50,926
MPLX LP, 4.13%, 03/01/27 (Call 12/01/26)	25	24,455
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	25	25,964
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	25	25,362
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	25	24,571
5.88%, 06/30/26 (Call 12/31/25)	50	54,280
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	25	26,205
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	25	25,624

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	$25	$24,361
4.30%, 03/04/24 (Call 12/04/23)	25	25,621

		482,434

Real Estate Investment Trusts — 3.3%
American Tower Corp., 4.00%, 06/01/25 (Call 03/01/25)	50	50,254
Boston Properties LP, 2.75%, 10/01/26 (Call 07/01/26)	50	46,033
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	25	24,338
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	25	24,365
4.00%, 03/01/27 (Call 12/01/26)	25	24,716
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 06/15/27)	25	23,968
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)	25	25,443
Simon Property Group LP, 3.38%, 06/15/27 (Call 03/15/27)(a)	50	48,929
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	25	25,379
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	25	25,081

		318,506

Retail — 3.3%
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	25	24,528
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	25	23,680
Home Depot Inc. (The), 3.00%, 04/01/26 (Call 01/01/26)(a)	50	49,199
Lowe's Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	50	47,250
McDonald's Corp., 3.70%, 01/30/26 (Call 10/30/25)	50	50,357
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	25	25,204
Target Corp., 3.50%, 07/01/24	25	25,727
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	25	24,028
Walmart Inc., 3.30%, 04/22/24 (Call 01/22/24)	50	51,089

		321,062

Semiconductors — 2.0%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)	25	24,623
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	25	22,243
3.88%, 01/15/27 (Call 10/15/26)	25	23,001
Intel Corp.
2.88%, 05/11/24 (Call 03/11/24)	25	24,815
3.15%, 05/11/27 (Call 02/11/27)	50	49,753
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	50	47,487

		191,922

Software — 2.5%
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	25	23,192
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)(a)	100	101,289
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	50	47,609
2.95%, 05/15/25 (Call 02/15/25)	25	24,633
3.25%, 11/15/27 (Call 08/15/27)	25	24,659
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	25	23,559

		244,941

Telecommunications — 3.4%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	50	48,892
4.10%, 02/15/28 (Call 11/15/27)	25	24,811
4.13%, 02/17/26 (Call 11/17/25)	50	50,470
Cisco Systems Inc., 3.63%, 03/04/24	50	51,879
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)	25	24,704
Verizon Communications Inc.
4.13%, 03/16/27	50	51,301
4.33%, 09/21/28	50	51,644

40

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Vodafone Group PLC, 4.38%, 05/30/28	$25	$24,886

		328,587

Transportation — 1.3%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25 (Call 01/01/25)	50	49,451
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	25	24,183
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	50	51,255

		124,889

Total Corporate Bonds & Notes — 98.2% (Cost: $9,706,114)		9,497,568

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	667	667,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	64	64,161

		731,796

Total Short-Term Investments — 7.6% (Cost: $731,637)		731,796

Total Investments in Securities — 105.8% (Cost: $10,437,751)		10,229,364

Other Assets, Less Liabilities — (5.8)%		(557,500)

Net Assets — 100.0%		$9,671,864

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	530	137	(a)	—	667	$667,635	$997	(b)	$17	$60
BlackRock Cash Funds: Treasury, SL Agency Shares	37	27	(a)	—	64	64,161	182		—	—
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27(c)	60	—		—	60	N/A	471		—	2,422

						$731,796	$1,650		$17	$2,482

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

41

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,497,568	$—	$9,497,568
Money Market Funds	731,796	—	—	731,796

	$731,796	$9,497,568	$—	$10,229,364

42

Schedule of Investments (unaudited) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.6%
Boeing Co. (The)
4.88%, 02/15/20	$100	$102,176
6.88%, 03/15/39	50	68,310
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	47,770
2.13%, 08/15/26 (Call 05/15/26)	50	46,314
2.38%, 11/15/24 (Call 09/15/24)	200	192,300
2.63%, 11/15/27 (Call 08/15/27)	95	90,221
3.00%, 05/11/21	250	251,540
3.38%, 05/15/23 (Call 04/15/23)	100	101,774
3.50%, 05/15/25 (Call 03/15/25)(a)	100	101,949
3.60%, 11/15/42 (Call 05/14/42)	34	33,043
3.75%, 05/15/28 (Call 02/15/28)	150	154,740
3.88%, 07/15/21 (Call 04/15/21)	79	80,796
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	109	107,167
4.88%, 10/15/40	25	28,248

		1,406,348

Agriculture — 1.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	100	93,978
3.75%, 09/15/47 (Call 03/15/47)	50	46,732
4.02%, 04/16/43	84	81,610
4.50%, 03/15/49 (Call 09/15/48)	200	211,726
4.54%, 03/26/42	50	52,303
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)(a)	100	97,911
2.00%, 02/21/20	50	49,559
2.13%, 05/10/23 (Call 03/10/23)	130	124,064
2.50%, 08/22/22	426	416,705
2.63%, 02/18/22 (Call 01/18/22)	25	24,596
2.63%, 03/06/23	50	48,743
2.75%, 02/25/26 (Call 11/25/25)	75	70,620
3.13%, 08/17/27 (Call 05/17/27)	50	47,619
3.13%, 03/02/28 (Call 12/02/27)	25	23,792
3.38%, 08/11/25 (Call 05/11/25)	25	24,812
3.60%, 11/15/23(a)	88	88,853
3.88%, 08/21/42	100	87,954
4.13%, 03/04/43	185	169,003
4.25%, 11/10/44	300	280,455
4.38%, 11/15/41	49	46,262
4.50%, 03/26/20	100	101,896
4.50%, 03/20/42	25	23,981
4.88%, 11/15/43	25	25,128
6.38%, 05/16/38	150	178,777

		2,417,079

Airlines — 0.4%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 05/01/27	260	250,377
Series 2015-2, Class AA, 3.60%, 03/22/29	9	8,649
Series 2016-1, Class AA, 3.58%, 07/15/29	44	42,560
Series 2016-3, Class AA, 3.00%, 10/15/28(a)	185	173,874
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	186	186,758
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	80	81,376
Series 2014-1, Class A, 4.00%, 10/11/27	40	40,314
Series 2014-2, Class A, 3.75%, 09/03/26	225	222,075

Security	Par (000)	Value

Airlines (continued)
Series 2016-1, Class AA, 3.10%, 07/07/28	$19	$17,548
Series 2016-2, Class AA, 2.88%, 10/07/28	66	61,954

		1,085,485

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	92	90,327
2.38%, 11/01/26 (Call 08/01/26)	200	189,846
3.38%, 11/01/46 (Call 05/01/46)	75	68,792
3.63%, 05/01/43 (Call 11/01/42)	75	71,908
3.88%, 11/01/45 (Call 05/01/45)(a)	50	50,013

		470,886

Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.65%, 07/12/21	170	164,705
1.70%, 09/09/21	150	145,115
1.95%, 07/20/20	25	24,660
2.30%, 09/09/26	95	87,791
2.45%, 09/24/20	300	298,140
2.60%, 11/16/22	125	122,493
2.90%, 02/16/24	171	168,580
3.63%, 10/10/23	300	305,556
Daimler Finance North America LLC, 8.50%, 01/18/31	140	194,572
Toyota Motor Credit Corp.
1.90%, 04/08/21	275	269,978
1.95%, 04/17/20	290	287,709
2.15%, 03/12/20	112	111,282
2.25%, 10/18/23	210	203,244
2.60%, 01/11/22	650	645,203
2.63%, 01/10/23(a)	125	123,316
2.70%, 01/11/23	250	246,905
2.90%, 04/17/24	186	184,125
3.30%, 01/12/22	200	202,644
3.45%, 09/20/23	250	254,178
4.50%, 06/17/20	109	111,512

		4,151,708

Auto Parts & Equiptment — 0.0%
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	50	51,484

Banks — 33.8%
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	100	98,680
2.63%, 05/19/22	385	377,916
2.63%, 11/09/22	350	342,132
2.70%, 11/16/20	242	240,572
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	200	199,334
Banco Santander SA
3.80%, 02/23/28	200	187,072
3.85%, 04/12/23	200	199,016
4.38%, 04/12/28	200	195,634
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)(a)	100	98,652
2.33%, 10/01/21 (Call 10/01/20)(b)(c)	175	172,617
2.37%, 07/21/21 (Call 07/21/20)(b)(c)	300	296,973
2.50%, 10/21/22 (Call 10/21/21)	250	244,252
2.63%, 10/19/20	375	373,350
2.63%, 04/19/21	150	148,782
2.82%, 07/21/23 (Call 07/21/22)(b)(c)	300	294,753
2.88%, 04/24/23 (Call 04/24/22)(b)(c)	200	197,482
3.00%, 12/20/23 (Call 12/20/22)(b)(c)	500	493,590

43

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.09%, 10/01/25 (Call 10/01/24)(a)(b)(c)	$175	$170,063
3.12%, 01/20/23 (Call 01/20/22)(b)(c)	49	48,805
3.25%, 10/21/27 (Call 10/21/26)	75	71,752
3.30%, 01/11/23	135	135,657
3.37%, 01/23/26 (Call 01/23/25)(b)(c)	75	73,454
3.42%, 12/20/28 (Call 12/20/27)(b)(c)	567	546,889
3.50%, 05/17/22 (Call 05/17/21)(b)(c)	150	151,125
3.50%, 04/19/26	300	297,018
3.55%, 03/05/24 (Call 03/05/23)(b)(c)	100	100,515
3.59%, 07/21/28 (Call 07/21/27)(b)(c)	204	199,541
3.71%, 04/24/28 (Call 04/24/27)(b)(c)	250	246,845
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	25	24,872
3.88%, 08/01/25	320	326,096
4.00%, 04/01/24	430	443,579
4.10%, 07/24/23	50	51,731
4.13%, 01/22/24(a)	375	388,961
4.24%, 04/24/38 (Call 04/24/37)(b)(c)	175	175,539
4.27%, 07/23/29 (Call 07/23/28)(b)(c)	800	817,624
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	15	15,336
4.88%, 04/01/44	25	26,995
5.00%, 01/21/44	325	357,133
5.88%, 01/05/21	75	79,109
5.88%, 02/07/42	125	152,081
Bank of Montreal
1.90%, 08/27/21	275	268,884
2.35%, 09/11/22	300	292,770
2.55%, 11/06/22 (Call 10/06/22)(a)	50	49,110
3.10%, 07/13/20(a)	375	377,021
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	225	221,209
2.20%, 08/16/23 (Call 06/16/23)	200	192,936
2.45%, 11/27/20 (Call 10/27/20)	50	49,719
2.45%, 08/17/26 (Call 05/17/26)(a)	89	83,501
2.50%, 04/15/21 (Call 03/15/21)	120	119,183
2.60%, 08/17/20 (Call 07/17/20)	250	249,422
2.66%, 05/16/23 (Call 05/16/22)(b)(c)	50	49,320
2.80%, 05/04/26 (Call 02/04/26)	50	48,087
3.00%, 10/30/28 (Call 07/30/28)	450	424,944
3.25%, 09/11/24 (Call 08/11/24)	25	25,086
3.25%, 05/16/27 (Call 02/16/27)	50	49,354
3.30%, 08/23/29 (Call 05/23/29)	100	97,141
3.40%, 05/15/24 (Call 04/15/24)	191	193,063
3.44%, 02/07/28 (Call 02/07/27)(b)(c)	100	99,968
3.50%, 04/28/23	250	253,792
3.55%, 09/23/21 (Call 08/23/21)(a)	300	305,772
3.65%, 02/04/24 (Call 01/05/24)	49	50,007
3.85%, 04/28/28	100	103,820
Series G, 2.15%, 02/24/20 (Call 01/24/20)	77	76,467
Series G, 3.00%, 02/24/25 (Call 01/24/25)	50	49,499
Bank of Nova Scotia (The)
2.35%, 10/21/20	247	244,787
2.45%, 03/22/21	205	203,260
2.45%, 09/19/22	105	102,743
2.70%, 03/07/22	125	123,326
2.80%, 07/21/21	150	149,460
3.13%, 04/20/21	200	200,912
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	325	321,383
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)(a)	100	98,072
2.15%, 02/01/21 (Call 01/01/21)	25	24,639

Security	Par (000)	Value

Banks (continued)
2.63%, 06/29/20 (Call 05/29/20)	$225	$224,204
2.75%, 04/01/22 (Call 03/01/22)(a)	325	323,268
2.85%, 10/26/24 (Call 09/26/24)	250	245,692
BNP Paribas SA
3.25%, 03/03/23(a)	240	241,709
5.00%, 01/15/21	50	51,919
BPCE SA, 3.38%, 12/02/26(a)	400	386,104
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	242	241,538
3.63%, 09/16/25 (Call 08/16/25)	250	250,487
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	100	98,169
3.50%, 09/13/23(a)	85	86,063
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	250	247,157
2.13%, 10/20/20 (Call 09/20/20)	100	98,613
2.85%, 02/12/21 (Call 01/12/21)	250	249,357
3.40%, 07/23/21 (Call 06/23/21)	400	403,472
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	250	253,442
Cooperatieve Rabobank UA
3.88%, 02/08/22	460	469,789
5.25%, 05/24/41	100	115,186
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	500	494,975
2.75%, 01/10/22	275	272,497
2.75%, 01/10/23	250	245,337
Credit Suisse AG/New York NY
3.00%, 10/29/21	250	249,385
3.63%, 09/09/24	350	350,917
4.38%, 08/05/20	250	254,790
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	100	98,621
3.95%, 07/28/25 (Call 06/28/25)	200	205,662
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	100	100,352
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	175	170,954
2.60%, 04/23/20 (Call 03/23/20)(a)	200	199,202
2.60%, 12/27/20 (Call 12/27/19)(a)	25	24,807
2.63%, 04/25/21 (Call 03/25/21)	800	790,976
2.75%, 09/15/20 (Call 08/15/20)	150	149,307
2.88%, 02/25/21 (Call 01/25/21)	173	172,426
2.88%, 10/31/22 (Call 10/31/21)(b)(c)	350	344,431
2.91%, 06/05/23 (Call 06/05/22)(b)(c)	100	97,894
2.91%, 07/24/23 (Call 07/24/22)(b)(c)	20	19,567
3.00%, 04/26/22 (Call 04/26/21)	350	346,241
3.20%, 02/23/23 (Call 01/23/23)	350	347,980
3.27%, 09/29/25 (Call 09/29/24)(b)(c)	250	242,587
3.50%, 01/23/25 (Call 10/23/24)(a)	250	246,412
3.50%, 11/16/26 (Call 11/16/25)	350	338,208
3.63%, 01/22/23	556	562,750
3.69%, 06/05/28 (Call 06/05/27)(b)(c)	150	145,455
3.75%, 05/22/25 (Call 02/22/25)	62	61,763
3.75%, 02/25/26 (Call 11/25/25)	175	173,710
3.81%, 04/23/29 (Call 04/23/28)(b)(c)	125	121,264
3.85%, 07/08/24 (Call 04/08/24)	270	273,380
3.85%, 01/26/27 (Call 01/26/26)	350	345,576
4.00%, 03/03/24	100	102,025
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	150	140,751
4.22%, 05/01/29 (Call 05/01/28)(b)(c)	250	251,325
4.41%, 04/23/39 (Call 04/23/38)(b)(c)	375	369,450

44

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.75%, 10/21/45 (Call 04/21/45)	$250	$258,757
4.80%, 07/08/44 (Call 01/08/44)	150	154,452
5.25%, 07/27/21	195	204,543
5.38%, 03/15/20	112	114,886
5.75%, 01/24/22	275	294,866
6.25%, 02/01/41	195	236,677
Series D, 6.00%, 06/15/20	25	25,979
HSBC Bank USA N.A., 4.88%, 08/24/20	242	247,445
HSBC Holdings PLC
2.65%, 01/05/22	450	443,232
2.95%, 05/25/21	600	597,348
3.26%, 03/13/23 (Call 03/13/22)(b)(c)	200	198,308
3.40%, 03/08/21	600	603,726
3.60%, 05/25/23	100	100,460
3.90%, 05/25/26	275	273,694
3.95%, 05/18/24 (Call 05/18/23)(b)(c)	600	608,100
4.00%, 03/30/22(a)	115	118,021
4.04%, 03/13/28 (Call 03/13/27)(b)(c)	200	197,964
4.29%, 09/12/26 (Call 09/15/25)(b)(c)	200	202,262
4.30%, 03/08/26	600	611,466
4.58%, 06/19/29 (Call 06/19/28)(b)(c)	450	459,036
4.88%, 01/14/22	174	181,978
5.10%, 04/05/21	250	260,625
5.25%, 03/14/44	600	635,268
6.10%, 01/14/42	125	153,705
6.50%, 05/02/36	100	119,833
6.50%, 09/15/37	190	228,291
6.80%, 06/01/38	125	155,474
HSBC USA Inc.
2.75%, 08/07/20	175	174,389
3.50%, 06/23/24	100	100,032
5.00%, 09/27/20	100	102,614
Huntington National Bank (The), 3.25%, 05/14/21
(Call 04/14/21)	350	350,584
ING Groep NV
3.15%, 03/29/22(a)	275	272,935
3.95%, 03/29/27	25	24,427
4.10%, 10/02/23	200	202,366
4.55%, 10/02/28(a)	250	253,522
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	187	183,638
2.40%, 06/07/21 (Call 05/07/21)	100	98,656
2.55%, 03/01/21 (Call 02/01/21)	175	173,691
2.70%, 05/18/23 (Call 03/18/23)	300	293,907
2.75%, 06/23/20 (Call 05/23/20)	74	73,787
2.78%, 04/25/23 (Call 04/25/22)(b)(c)	25	24,620
2.95%, 10/01/26 (Call 07/01/26)(a)	100	95,494
2.97%, 01/15/23 (Call 01/15/22)	125	124,163
3.13%, 01/23/25 (Call 10/23/24)	99	97,561
3.20%, 01/25/23	176	177,220
3.20%, 06/15/26 (Call 03/15/26)(a)	125	121,329
3.22%, 03/01/25 (Call 03/01/24)(b)(c)	100	98,744
3.25%, 09/23/22	325	327,320
3.30%, 04/01/26 (Call 01/01/26)	150	146,978
3.54%, 05/01/28 (Call 05/01/27)(b)(c)	85	82,952
3.56%, 04/23/24 (Call 04/23/23)(b)(c)	100	100,580
3.63%, 05/13/24(a)	95	96,178
3.63%, 12/01/27 (Call 12/01/26)(a)	75	72,104
3.78%, 02/01/28 (Call 02/01/27)(b)(c)	500	498,950
3.80%, 07/23/24 (Call 07/23/23)(b)(c)	100	101,532

Security	Par (000)	Value

Banks (continued)
3.88%, 02/01/24(a)	$25	$25,761
3.88%, 07/24/38 (Call 07/24/37)(b)(c)	215	205,355
3.90%, 07/15/25 (Call 04/15/25)(a)	300	306,207
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	75	69,839
3.96%, 11/15/48 (Call 11/15/47)(b)(c)	265	248,430
4.03%, 07/24/48 (Call 07/24/47)(b)(c)	35	33,378
4.20%, 07/23/29 (Call 07/23/28)(a)(b)(c)	450	459,864
4.25%, 10/15/20	25	25,497
4.25%, 10/01/27(a)	350	355,453
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	125	122,583
4.35%, 08/15/21	65	66,994
4.40%, 07/22/20	100	102,001
4.50%, 01/24/22	125	130,153
4.63%, 05/10/21	1,097	1,134,430
4.85%, 02/01/44(a)	15	16,241
5.40%, 01/06/42	100	115,410
5.50%, 10/15/40	25	29,108
5.60%, 07/15/41	167	196,961
6.40%, 05/15/38	345	435,628
JPMorgan Chase Bank N.A., 2.60%, 02/01/21
(Call 02/01/20)(b)(c)	315	313,567
KeyBank N.A./Cleveland OH, 2.25%, 03/16/20	242	240,282
KeyBank NA/Cleveland OH, 3.30%, 02/01/22	250	251,280
Lloyds Bank PLC, 2.70%, 08/17/20	200	198,330
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(b)(c)	400	383,548
3.00%, 01/11/22	10	9,826
3.75%, 01/11/27	200	192,230
4.05%, 08/16/23	600	604,038
4.45%, 05/08/25	200	203,090
4.55%, 08/16/28(a)	325	326,703
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	400	406,420
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	250	246,585
2.10%, 02/06/20 (Call 01/06/20)	250	248,030
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	243,297
2.67%, 07/25/22	150	146,831
3.00%, 02/22/22(a)	1,025	1,017,343
3.29%, 07/25/27	200	194,582
3.46%, 03/02/23	100	100,355
3.54%, 07/26/21	50	50,337
3.68%, 02/22/27	275	275,371
3.78%, 03/02/25	75	76,157
3.85%, 03/01/26	150	152,066
3.96%, 03/02/28	250	255,472
4.29%, 07/26/38	50	50,640
Mizuho Financial Group Inc.
2.27%, 09/13/21	500	486,275
2.95%, 02/28/22	25	24,724
3.17%, 09/11/27	150	144,254
3.55%, 03/05/23	180	180,963
4.02%, 03/05/28(a)	200	205,232
Morgan Stanley
2.50%, 04/21/21	425	420,006
2.63%, 11/17/21	300	295,767
2.75%, 05/19/22	825	813,895
2.80%, 06/16/20	232	231,620
3.13%, 07/27/26	400	383,492
3.59%, 07/22/28 (Call 07/22/27)(b)(c)	775	754,633

45

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 01/20/27	$300	$295,005
3.70%, 10/23/24	100	100,773
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	250	252,432
3.75%, 02/25/23	289	293,763
3.88%, 01/27/26	225	226,469
4.00%, 07/23/25	200	204,440
4.30%, 01/27/45	240	238,452
4.38%, 01/22/47	375	375,337
4.43%, 01/23/30 (Call 01/23/29)(b)(c)	400	415,408
4.46%, 04/22/39 (Call 04/22/38)(b)(c)	50	50,797
5.50%, 07/24/20	650	672,867
5.50%, 07/28/21	234	247,284
5.75%, 01/25/21	100	104,997
6.38%, 07/24/42	563	719,007
7.25%, 04/01/32	150	194,768
Series F, 3.88%, 04/29/24	377	383,907
MUFG Americas Holdings Corp., 3.00%, 02/10/25
(Call 01/20/25)	39	37,639
National Australia Bank Ltd./New York
1.88%, 07/12/21	400	388,212
2.50%, 07/12/26	375	346,324
2.63%, 01/14/21(a)	300	297,429
2.80%, 01/10/22	100	99,034
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)(a)	75	74,031
2.20%, 11/02/20 (Call 10/02/20)	250	245,955
Northern Trust Corp.
2.38%, 08/02/22	198	193,676
3.38%, 08/23/21	93	94,177
3.95%, 10/30/25	50	51,861
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)	250	247,270
2.15%, 04/29/21 (Call 03/30/21)	250	245,387
2.60%, 07/21/20 (Call 06/21/20)	750	746,257
2.63%, 02/17/22 (Call 01/17/22)	250	246,535
4.20%, 11/01/25 (Call 10/01/25)	250	258,157
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	65	63,637
3.30%, 03/08/22 (Call 02/06/22)	140	140,794
3.90%, 04/29/24 (Call 03/29/24)(a)	450	456,165
5.13%, 02/08/20	67	68,438
Royal Bank of Canada
2.13%, 03/02/20(a)	25	24,859
2.15%, 10/26/20(a)	230	227,162
2.35%, 10/30/20	350	346,913
2.50%, 01/19/21	125	124,083
3.20%, 04/30/21	150	150,962
3.70%, 10/05/23	250	254,292
4.65%, 01/27/26	130	136,374
Santander UK PLC
2.38%, 03/16/20	252	249,785
4.00%, 03/13/24	217	221,670
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	250	247,410
2.80%, 03/11/22	280	276,620
State Street Corp.
1.95%, 05/19/21	100	98,082
2.55%, 08/18/20	62	61,797
2.65%, 05/15/23 (Call 05/15/22)(b)(c)	10	9,839
2.65%, 05/19/26	55	52,640

Security	Par (000)	Value

Banks (continued)
3.10%, 05/15/23	$80	$79,696
3.30%, 12/16/24(a)	275	277,874
3.55%, 08/18/25	50	51,017
3.70%, 11/20/23	75	76,836
3.78%, 12/03/24 (Call 12/03/23)(b)(c)	25	25,632
4.38%, 03/07/21	70	72,085
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	242	239,127
3.95%, 07/19/23	725	742,088
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	50	49,243
2.78%, 10/18/22	200	196,078
2.85%, 01/11/22	100	98,765
2.93%, 03/09/21	325	323,420
3.01%, 10/19/26	200	191,074
3.10%, 01/17/23	40	39,613
3.35%, 10/18/27(a)	100	97,558
3.36%, 07/12/27	200	195,476
3.45%, 01/11/27	120	118,093
3.78%, 03/09/26	155	156,479
3.94%, 10/16/23	1,000	1,021,940
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)(a)	180	175,567
3.53%, 10/26/21 (Call 10/26/20)(b)(c)	100	100,421
4.05%, 11/03/25 (Call 09/03/25)	250	256,482
Svenska Handelsbanken AB
2.40%, 10/01/20	350	346,370
2.45%, 03/30/21	350	345,817
Toronto-Dominion Bank (The)
1.80%, 07/13/21	75	73,073
1.85%, 09/11/20(a)	125	123,070
2.13%, 04/07/21	258	253,949
2.50%, 12/14/20	184	182,705
2.55%, 01/25/21(a)	200	198,742
3.15%, 09/17/20	150	150,566
3.25%, 06/11/21	250	251,875
3.50%, 07/19/23	100	101,885
3.63%, 09/15/31 (Call 09/15/26)(b)(c)	300	289,104
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	326	324,650
3.00%, 03/15/22 (Call 02/15/22)	104	104,114
3.10%, 04/27/26 (Call 03/27/26)	250	244,335
3.60%, 09/11/24 (Call 08/11/24)	125	127,023
3.70%, 01/30/24 (Call 12/29/23)	75	77,264
Series V, 2.38%, 07/22/26 (Call 06/22/26)	180	168,379
Series V, 2.63%, 01/24/22 (Call 12/23/21)	225	223,511
Series X, 3.15%, 04/27/27 (Call 03/27/27)	250	245,817
U.S. Bank N.A./Cincinnati OH
3.10%, 05/21/21 (Call 05/21/20)(b)(c)	250	250,270
3.15%, 04/26/21 (Call 03/26/21)	250	251,085
3.40%, 07/24/23 (Call 06/23/23)	250	252,822
UBS AG/Stamford CT
2.35%, 03/26/20	250	248,142
4.88%, 08/04/20	200	205,146
Wachovia Corp., 5.50%, 08/01/35	150	166,121
Wells Fargo & Co.
2.10%, 07/26/21(a)	275	268,606
2.50%, 03/04/21	199	196,942
2.55%, 12/07/20	88	87,311
2.60%, 07/22/20	250	249,017

46

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 07/22/22	$25	$24,512
3.00%, 01/22/21(a)	145	144,839
3.00%, 02/19/25	720	698,227
3.00%, 04/22/26	353	338,449
3.00%, 10/23/26(a)	225	214,963
3.07%, 01/24/23 (Call 01/24/22)	150	149,165
3.30%, 09/09/24	570	567,538
3.50%, 03/08/22	1,242	1,255,637
3.55%, 09/29/25	125	125,665
3.58%, 05/22/28 (Call 05/22/27)(b)(c)	125	123,768
3.90%, 05/01/45	100	97,171
4.10%, 06/03/26	200	201,720
4.13%, 08/15/23	24	24,557
4.30%, 07/22/27	325	331,370
4.40%, 06/14/46	75	73,253
4.48%, 01/16/24	79	81,540
4.60%, 04/01/21	212	218,729
4.65%, 11/04/44	200	200,704
4.75%, 12/07/46	575	589,214
4.90%, 11/17/45	125	130,448
5.38%, 11/02/43	50	55,237
5.61%, 01/15/44	300	342,669
Series M, 3.45%, 02/13/23	255	253,998
Wells Fargo Bank N.A., 2.60%, 01/15/21	250	248,132
Westpac Banking Corp.
2.00%, 08/19/21(a)	250	243,407
2.10%, 05/13/21	125	122,388
2.50%, 06/28/22	35	34,243
2.60%, 11/23/20	25	24,842
2.65%, 01/25/21	200	198,624
2.70%, 08/19/26	50	46,922
2.75%, 01/11/23	450	442,030
2.80%, 01/11/22	200	198,546
2.85%, 05/13/26	350	333,067
3.05%, 05/15/20	150	150,281
3.35%, 03/08/27	350	342,272

		83,700,107

Beverages — 1.9%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	34	36,031
Coca-Cola Co. (The)
1.55%, 09/01/21	25	24,312
1.88%, 10/27/20	55	54,281
2.25%, 09/01/26	30	28,036
2.45%, 11/01/20	159	158,636
2.50%, 04/01/23	100	99,774
2.55%, 06/01/26(a)	112	107,458
2.88%, 10/27/25	500	494,630
2.90%, 05/25/27(a)	75	73,075
3.15%, 11/15/20	75	75,794
3.20%, 11/01/23	25	25,523
3.30%, 09/01/21	176	178,672
Coca-Cola FEMSA SAB de CV, 3.88%, 11/26/23	350	355,691
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	600	590,298
3.88%, 04/29/43 (Call 10/29/42)	30	29,507
5.88%, 09/30/36	100	121,350
Diageo Investment Corp., 4.25%, 05/11/42	54	56,084
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	350	340,854
2.15%, 10/14/20 (Call 09/14/20)	200	198,228

Security	Par (000)	Value

Beverages (continued)
2.25%, 05/02/22 (Call 04/02/22)	$50	$49,328
2.38%, 10/06/26 (Call 07/06/26)	50	47,163
2.75%, 03/05/22(a)	100	100,038
2.75%, 03/01/23	145	145,058
2.85%, 02/24/26 (Call 11/24/25)(a)	100	97,958
3.00%, 10/15/27 (Call 07/15/27)	75	73,654
3.10%, 07/17/22 (Call 05/17/22)	25	25,351
3.13%, 11/01/20	100	100,845
3.45%, 10/06/46 (Call 04/06/46)	450	417,982
3.60%, 03/01/24 (Call 12/01/23)	125	129,291
3.60%, 08/13/42	10	9,502
4.00%, 03/05/42	237	240,088
4.00%, 05/02/47 (Call 11/02/46)	40	40,511
4.25%, 10/22/44 (Call 04/22/44)	75	78,355
4.45%, 04/14/46 (Call 10/14/45)(a)	100	108,342
4.60%, 07/17/45 (Call 01/17/45)	75	82,647

		4,794,347

Biotechnology — 1.3%
Gilead Sciences Inc.
2.35%, 02/01/20	222	220,632
2.50%, 09/01/23 (Call 07/01/23)	111	107,774
2.55%, 09/01/20	562	559,274
2.95%, 03/01/27 (Call 12/01/26)	275	262,581
3.25%, 09/01/22 (Call 07/01/22)	30	30,205
3.50%, 02/01/25 (Call 11/01/24)	289	290,364
3.65%, 03/01/26 (Call 12/01/25)	75	75,198
3.70%, 04/01/24 (Call 01/01/24)	275	280,393
4.00%, 09/01/36 (Call 03/01/36)	50	47,757
4.15%, 03/01/47 (Call 09/01/46)(a)	130	123,033
4.40%, 12/01/21 (Call 09/01/21)	80	82,742
4.50%, 04/01/21 (Call 01/01/21)	70	72,110
4.50%, 02/01/45 (Call 08/01/44)	175	173,686
4.60%, 09/01/35 (Call 03/01/35)	167	170,998
4.75%, 03/01/46 (Call 09/01/45)	425	439,688
4.80%, 04/01/44 (Call 10/01/43)(a)	260	269,584
5.65%, 12/01/41 (Call 06/01/41)	100	114,237

		3,320,256

Chemicals — 0.4%
EI du Pont de Nemours & Co., 2.20%, 05/01/20	268	266,218
PPG Industries Inc., 3.60%, 11/15/20	250	252,395
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	34	33,173
2.45%, 02/15/22 (Call 11/15/21)	235	231,611
3.20%, 01/30/26 (Call 10/30/25)	100	98,455
3.55%, 11/07/42 (Call 05/07/42)(a)	50	46,130

		927,982

Commercial Services — 0.4%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	85	84,443
3.38%, 09/15/25 (Call 06/15/25)(a)	127	130,261
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	50	49,435
Ecolab Inc.
3.25%, 12/01/27 (Call 09/01/27)(a)	75	73,619
3.95%, 12/01/47 (Call 06/01/47)	50	48,417
Massachusetts Institute of Technology
4.68%, 07/01/14	40	43,976
5.60%, 07/01/11	105	137,607

47

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	$175	$161,128
Princeton University, 5.70%, 03/01/39	49	61,646
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	200	189,600
University of Southern California, 3.03%, 10/01/39	155	142,450

		1,122,582

Computers — 3.7%
Apple Inc.
1.55%, 02/07/20	190	188,100
2.00%, 05/06/20	108	107,274
2.15%, 02/09/22	120	118,188
2.25%, 02/23/21 (Call 01/23/21)	200	198,422
2.30%, 05/11/22 (Call 04/11/22)	100	98,677
2.40%, 01/13/23 (Call 12/13/22)	50	49,393
2.40%, 05/03/23	1,450	1,427,249
2.45%, 08/04/26 (Call 05/04/26)	100	94,799
2.50%, 02/09/22 (Call 01/09/22)	200	198,864
2.50%, 02/09/25	108	104,701
2.70%, 05/13/22	37	36,971
2.75%, 01/13/25 (Call 11/13/24)	100	98,647
2.85%, 05/06/21(a)	217	217,996
2.85%, 02/23/23 (Call 12/23/22)(a)	150	150,509
2.85%, 05/11/24 (Call 03/11/24)	175	174,314
2.90%, 09/12/27 (Call 06/12/27)(a)	100	96,705
3.00%, 02/09/24 (Call 12/09/23)	150	150,771
3.00%, 06/20/27 (Call 03/20/27)	100	97,616
3.00%, 11/13/27 (Call 08/13/27)	225	219,217
3.20%, 05/13/25	124	124,882
3.20%, 05/11/27 (Call 02/11/27)	150	148,580
3.25%, 02/23/26 (Call 11/23/25)	250	250,400
3.35%, 02/09/27 (Call 11/09/26)	525	526,543
3.45%, 05/06/24	197	201,978
3.45%, 02/09/45	60	54,886
3.75%, 09/12/47 (Call 03/12/47)	25	23,906
3.75%, 11/13/47 (Call 05/13/47)	75	71,766
3.85%, 05/04/43	212	207,304
3.85%, 08/04/46 (Call 02/04/46)	375	364,579
4.25%, 02/09/47 (Call 08/09/46)	210	217,001
4.38%, 05/13/45	150	157,849
4.45%, 05/06/44	77	82,033
4.50%, 02/23/36 (Call 08/23/35)	270	291,276
4.65%, 02/23/46 (Call 08/23/45)	475	520,595
IBM Credit LLC
3.00%, 02/06/23	300	297,180
3.45%, 11/30/20	100	100,937
International Business Machines Corp.
1.63%, 05/15/20	197	194,073
1.88%, 08/01/22	100	95,771
2.88%, 11/09/22	160	157,944
2.90%, 11/01/21(a)	100	99,455
3.30%, 01/27/27	300	294,531
3.45%, 02/19/26(a)	103	102,632
3.63%, 02/12/24	150	151,895
4.00%, 06/20/42	235	219,847
4.70%, 02/19/46(a)	100	102,745
5.60%, 11/30/39	200	226,060
7.00%, 10/30/25	40	48,312

		9,163,373

Security	Par (000)	Value

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	$179	$173,231
2.30%, 05/03/22	60	59,231
3.70%, 08/01/47 (Call 02/01/47)(a)	50	48,807
4.00%, 08/15/45	100	102,494
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	25	24,761
3.15%, 03/15/27 (Call 12/15/26)	75	73,598
4.15%, 03/15/47 (Call 09/15/46)	25	25,580
Procter & Gamble Co. (The)
1.70%, 11/03/21	85	82,981
1.85%, 02/02/21	25	24,635
2.15%, 08/11/22(a)	575	566,208
2.30%, 02/06/22	107	105,953
2.45%, 11/03/26	70	66,927
2.70%, 02/02/26(a)	135	132,118
2.85%, 08/11/27	100	98,113
3.10%, 08/15/23	225	228,256
3.50%, 10/25/47	10	9,716
Unilever Capital Corp.
2.00%, 07/28/26(a)	100	91,593
2.10%, 07/30/20	97	96,011
2.60%, 05/05/24 (Call 03/05/24)	100	97,463
3.00%, 03/07/22	100	100,229
3.10%, 07/30/25(a)	200	198,836
3.50%, 03/22/28 (Call 12/22/27)(a)	500	505,600
5.90%, 11/15/32	100	124,476

		3,036,817

Distribution & Wholesale — 0.1%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)(a)	195	201,798

Diversified Financial Services — 3.9%
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	25	24,706
2.50%, 08/01/22 (Call 07/01/22)	275	268,994
2.65%, 12/02/22	250	244,772
3.00%, 10/30/24 (Call 09/29/24)	675	657,200
3.40%, 02/27/23 (Call 01/27/23)	225	225,686
3.63%, 12/05/24 (Call 11/04/24)	300	301,161
3.70%, 08/03/23 (Call 07/03/23)	150	152,379
4.05%, 12/03/42	51	50,204
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	100	99,365
2.25%, 05/05/21 (Call 04/05/21)	375	370,684
2.38%, 05/26/20 (Call 04/25/20)	100	99,410
2.70%, 03/03/22 (Call 01/31/22)(a)	175	174,358
3.30%, 05/03/27 (Call 04/03/27)	150	149,631
Series F, 2.60%, 09/14/20 (Call 08/14/20)	350	348,547
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 02/02/26)(a)	175	165,235
4.00%, 10/15/23	125	128,627
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	266	262,260
3.20%, 03/02/27 (Call 12/02/26)	160	156,354
3.20%, 01/25/28 (Call 10/25/27)	65	63,183
3.85%, 05/21/25 (Call 03/21/25)	100	103,381
4.00%, 02/01/29 (Call 11/01/28)	175	180,903
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	175	172,881
4.15%, 06/15/48 (Call 12/15/47)	150	153,628

48

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.30%, 09/15/43 (Call 03/15/43)	$45	$53,739
Credit Suisse USA Inc., 7.13%, 07/15/32	50	64,926
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	77	75,153
2.75%, 12/01/20 (Call 11/01/20)(a)	185	184,467
3.10%, 09/15/27 (Call 06/15/27)	235	228,131
3.75%, 12/01/25 (Call 09/01/25)	75	76,671
3.75%, 09/21/28 (Call 06/21/28)	300	303,666
4.25%, 09/21/48 (Call 03/21/48)	100	101,778
Invesco Finance PLC
3.75%, 01/15/26	97	95,641
4.00%, 01/30/24	260	262,257
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	275	270,253
3.38%, 04/01/24(a)	277	283,230
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	48,740
3.40%, 02/07/28 (Call 11/07/27)	50	49,534
4.02%, 11/01/32 (Call 05/01/32)	50	51,762
ORIX Corp.
2.90%, 07/18/22	125	122,834
3.25%, 12/04/24	75	73,090
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	170	169,526
3.30%, 04/01/27 (Call 01/01/27)	120	117,295
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	50	48,986
2.20%, 12/14/20 (Call 11/14/20)	310	307,895
2.75%, 09/15/27 (Call 06/15/27)	25	24,107
2.80%, 12/14/22 (Call 10/14/22)(a)	650	651,859
3.15%, 12/14/25 (Call 09/14/25)	600	603,750
3.65%, 09/15/47 (Call 03/15/47)	145	140,490
4.15%, 12/14/35 (Call 06/14/35)	250	265,580
4.30%, 12/14/45 (Call 06/14/45)	425	457,585

		9,686,494

Electric — 4.7%
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	165	154,521
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	25	23,383
6.00%, 03/01/39	100	120,718
Series A, 4.30%, 07/15/48 (Call 01/15/48)	100	101,363
Series B, 3.70%, 12/01/47 (Call 06/01/47)	90	83,442
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	50	47,152
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	25	25,167
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	65	66,602
3.80%, 07/15/48 (Call 01/15/48)	50	45,807
4.45%, 01/15/49 (Call 07/15/48)	250	251,820
4.50%, 02/01/45 (Call 08/01/44)	115	117,351
5.15%, 11/15/43 (Call 05/15/43)	25	27,207
5.95%, 05/15/37	25	29,771
6.13%, 04/01/36	80	97,064
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	46,479
4.50%, 04/01/44 (Call 10/01/43)	80	84,918
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	135	127,432
3.65%, 06/15/46 (Call 12/15/45)	125	116,116
4.00%, 03/01/48 (Call 09/01/47)	250	247,717

Security	Par (000)	Value

Electric (continued)
5.90%, 03/15/36	$75	$89,093
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	35	33,096
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	95	88,846
3.95%, 03/01/43 (Call 09/01/42)	62	58,948
4.45%, 03/15/44 (Call 09/15/43)	145	147,658
4.50%, 12/01/45 (Call 06/01/45)	60	61,768
4.63%, 12/01/54 (Call 06/01/54)(a)	150	150,918
Series 07-A, 6.30%, 08/15/37	20	24,653
Series 08-B, 6.75%, 04/01/38	104	134,568
Series 09-C, 5.50%, 12/01/39	60	68,612
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	75	70,409
Series C, 4.30%, 12/01/56 (Call 06/01/56)	10	9,536
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	475	495,995
Consumers Energy Co., 4.35%, 04/15/49 (Call 10/15/48)	100	106,033
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	160	162,638
DTE Electric Co., 3.70%, 03/15/45 (Call 09/15/44)	100	95,137
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	109	107,014
2.95%, 12/01/26 (Call 09/01/26)(a)	25	24,289
3.05%, 03/15/23 (Call 03/15/23)	80	80,304
3.70%, 12/01/47 (Call 06/01/47)	30	28,295
3.88%, 03/15/46 (Call 09/15/45)	200	193,422
3.95%, 11/15/28 (Call 08/15/28)	100	103,853
4.00%, 09/30/42 (Call 03/30/42)	75	73,773
4.25%, 12/15/41 (Call 06/15/41)	50	50,795
5.30%, 02/15/40	63	72,797
6.00%, 01/15/38	70	85,618
6.05%, 04/15/38	25	30,870
6.10%, 06/01/37	25	30,387
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	100	97,965
3.40%, 10/01/46 (Call 04/01/46)(a)	200	177,942
3.80%, 07/15/28 (Call 04/15/28)	875	896,087
6.40%, 06/15/38	95	122,770
Duke Energy Indiana LLC, 3.75%, 05/15/46 (Call 12/15/45)	25	23,222
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	39,773
3.00%, 09/15/21 (Call 06/15/21)	350	351,347
3.60%, 09/15/47 (Call 03/15/47)	10	9,184
4.15%, 12/01/44 (Call 06/01/44)	50	50,063
4.20%, 08/15/45 (Call 02/15/45)	70	70,520
Entergy Arkansas Inc., 3.50%, 04/01/26 (Call 01/01/26)	4	3,974
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	25	25,449
4.20%, 09/01/48 (Call 03/01/48)	125	125,174
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	24,032
3.13%, 12/01/25 (Call 06/01/25)(a)	100	100,063
3.25%, 06/01/24 (Call 12/01/23)	100	101,870
3.70%, 12/01/47 (Call 06/01/47)(a)	165	158,235
3.95%, 03/01/48 (Call 09/01/47)	250	250,825
4.05%, 06/01/42 (Call 12/01/41)	50	50,898
4.05%, 10/01/44 (Call 04/01/44)	75	75,816
4.13%, 02/01/42 (Call 08/01/41)(a)	30	30,863
4.13%, 06/01/48 (Call 12/01/47)	75	77,084
5.95%, 02/01/38	150	187,221
5.96%, 04/01/39	50	62,969

49

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Georgia Power Co.
4.30%, 03/15/42	$219	$204,189
Series 10-C, 4.75%, 09/01/40	24	23,646
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	87	87,458
5.13%, 11/01/40 (Call 05/01/40)	59	67,183
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	100	102,088
3.65%, 04/15/29 (Call 01/15/29)	100	101,604
4.25%, 07/15/49 (Call 01/15/49)	75	77,177
Northern States Power Co./MN, 3.60%, 09/15/47 (Call 03/15/47)	85	79,957
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	75	73,340
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	50	47,774
5.30%, 06/01/42 (Call 12/01/41)	95	110,504
7.00%, 09/01/22	20	22,592
7.00%, 05/01/32	50	65,682
PacifiCorp
4.13%, 01/15/49 (Call 07/15/48)	250	247,702
5.75%, 04/01/37	85	100,870
6.00%, 01/15/39	125	151,715
6.25%, 10/15/37	75	92,606
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	125	121,061
Public Service Co. of Colorado, 3.60%, 09/15/42 (Call 03/15/42)	104	96,963
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)(a)	119	116,301
3.80%, 03/01/46 (Call 09/01/45)	11	10,620
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	60	55,319
4.50%, 08/15/40	80	80,353
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	75	75,429
6.05%, 01/15/38	25	30,187
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	79	78,648
4.00%, 04/01/47 (Call 10/01/46)	50	43,895
4.50%, 09/01/40 (Call 03/01/40)	50	47,204
4.65%, 10/01/43 (Call 04/01/43)	80	76,614
5.50%, 03/15/40	149	153,401
6.05%, 03/15/39	25	27,246
Series 08-A, 5.95%, 02/01/38	62	66,976
Series C, 3.50%, 10/01/23 (Call 07/01/23)	25	24,598
Series C, 4.13%, 03/01/48 (Call 09/01/47)	250	225,207
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)(a)	68	69,812
4.60%, 12/01/48 (Call 06/01/48)	200	210,230
8.88%, 11/15/38	106	162,828
Series A, 3.15%, 01/15/26 (Call 10/15/25)	255	249,885
Series A, 3.50%, 03/15/27 (Call 12/15/26)	150	149,230
Series A, 6.00%, 05/15/37	75	90,006
Series B, 3.80%, 09/15/47 (Call 03/15/47)	35	32,748
Series C, 4.00%, 11/15/46 (Call 05/15/46)	50	48,025
Westar Energy Inc., 4.13%, 03/01/42 (Call 09/01/41)	24	23,853

		11,629,427

Security	Par (000)	Value

Electrical Components & Equipment — 0.2%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	$382	$381,970
2.63%, 02/15/23 (Call 11/15/22)	57	56,107

		438,077

Electronics — 0.2%
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	160	156,280
2.50%, 11/01/26 (Call 08/01/26)(a)	233	223,405
4.25%, 03/01/21	100	103,110

		482,795

Food — 0.0%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	50	46,519

Forest Products & Paper — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29	106	141,617
8.00%, 01/15/24	75	90,614

		232,231

Gas — 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)(a)	15	14,517
4.13%, 10/15/44 (Call 04/15/44)	55	54,422
4.15%, 01/15/43 (Call 07/15/42)	65	64,503
4.30%, 10/01/48 (Call 04/01/48)	100	101,778
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	10	9,940
4.60%, 12/15/44 (Call 06/15/44)	25	25,004
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	60	64,122
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	50	49,176
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	40	37,532

		420,994

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.90%, 11/01/22	145	143,203

Health Care - Products — 1.0%
Covidien International Finance SA, 4.20%, 06/15/20(a)	75	76,376
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	25	24,757
3.35%, 09/15/25 (Call 06/15/25)	95	94,860
4.38%, 09/15/45 (Call 03/15/45)(a)	175	184,447
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	120	119,840
Medtronic Inc.
2.50%, 03/15/20	150	149,661
2.75%, 04/01/23 (Call 01/01/23)	50	49,474
3.15%, 03/15/22	165	166,399
3.50%, 03/15/25	700	714,308
3.63%, 03/15/24 (Call 12/15/23)	50	51,314
4.13%, 03/15/21 (Call 12/15/20)(a)	14	14,289
4.38%, 03/15/35	200	210,136
4.63%, 03/15/44 (Call 09/15/43)	90	96,764
4.63%, 03/15/45	420	458,212
5.55%, 03/15/40	115	137,149

		2,547,986

Health Care - Services — 1.9%
Ascension Health, 3.95%, 11/15/46	90	88,591
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	25	24,448

50

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(a)	$75	$73,342
4.15%, 05/01/47 (Call 11/01/46)	125	127,957
4.88%, 04/01/42	45	50,004
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	40	39,217
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	25	22,824
4.26%, 11/01/47 (Call 11/01/46)	100	95,667
UnitedHealth Group Inc.
2.13%, 03/15/21	100	98,832
2.70%, 07/15/20	262	261,814
2.88%, 03/15/23	4	3,982
2.95%, 10/15/27	50	48,429
3.10%, 03/15/26	105	103,731
3.35%, 07/15/22	25	25,491
3.38%, 11/15/21 (Call 08/15/21)	100	101,170
3.38%, 04/15/27	75	75,129
3.45%, 01/15/27	100	100,813
3.50%, 06/15/23	250	255,575
3.50%, 02/15/24	850	864,586
3.75%, 07/15/25	700	724,976
3.75%, 10/15/47 (Call 04/15/47)	100	96,396
3.85%, 06/15/28	100	103,872
3.88%, 12/15/28	150	156,139
3.95%, 10/15/42 (Call 04/15/42)	50	49,354
4.20%, 01/15/47 (Call 07/15/46)	25	25,706
4.25%, 03/15/43 (Call 09/15/42)	20	20,718
4.38%, 03/15/42 (Call 09/15/41)	50	52,519
4.45%, 12/15/48 (Call 06/15/48)	350	375,641
4.63%, 07/15/35	50	54,621
4.63%, 11/15/41 (Call 05/15/41)	50	53,681
4.75%, 07/15/45	225	249,995
5.80%, 03/15/36	75	90,631
6.50%, 06/15/37(a)	50	65,177
6.63%, 11/15/37	25	32,909
6.88%, 02/15/38	95	128,225

		4,742,162

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	45	39,272
6.63%, 08/01/37	129	170,154

		209,426

Insurance — 3.4%
Aflac Inc.
3.63%, 06/15/23	50	50,864
3.63%, 11/15/24	252	255,541
4.75%, 01/15/49 (Call 07/15/48)	50	53,426
Allstate Corp. (The)
3.15%, 06/15/23	32	32,099
3.28%, 12/15/26 (Call 09/15/26)(a)	100	99,924
4.20%, 12/15/46 (Call 06/15/46)	150	149,547
4.50%, 06/15/43	124	128,805
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	45	45,330
3.00%, 05/15/22	131	132,368
4.20%, 08/15/48 (Call 02/15/48)	150	153,682
4.25%, 01/15/21	150	154,665
4.25%, 01/15/49 (Call 07/15/48)	100	103,771
4.30%, 05/15/43	73	75,547

Security	Par (000)	Value

Insurance (continued)
4.40%, 05/15/42	$150	$157,632
5.75%, 01/15/40	12	14,593
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	165	163,589
2.75%, 03/15/23 (Call 01/15/23)	125	124,145
3.00%, 02/11/23	345	346,759
3.13%, 03/15/26 (Call 12/15/25)	225	223,351
3.40%, 01/31/22(a)	25	25,500
4.50%, 02/11/43(a)	375	400,072
Chubb Corp. (The), 6.00%, 05/11/37	74	91,524
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	375	376,136
3.15%, 03/15/25	457	453,321
3.35%, 05/15/24	45	45,281
3.35%, 05/03/26 (Call 02/03/26)	50	49,868
4.35%, 11/03/45 (Call 05/03/45)	25	26,424
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	192	187,142
3.75%, 04/01/26 (Call 01/01/26)	100	101,008
4.13%, 05/15/43 (Call 11/15/42)	70	65,406
Manulife Financial Corp.
4.15%, 03/04/26	245	253,884
5.38%, 03/04/46	25	27,576
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	57	56,555
2.75%, 01/30/22 (Call 12/30/21)	28	27,654
3.50%, 06/03/24 (Call 03/03/24)	25	24,976
3.50%, 03/10/25 (Call 12/10/24)	75	74,511
3.75%, 03/14/26 (Call 12/14/25)	75	75,028
3.88%, 03/15/24 (Call 02/15/24)	50	51,033
4.20%, 03/01/48 (Call 09/01/47)	125	118,075
4.35%, 01/30/47 (Call 07/30/46)	75	72,518
4.38%, 03/15/29 (Call 12/15/28)	150	155,149
4.80%, 07/15/21 (Call 04/15/21)(a)	61	63,158
4.90%, 03/15/49 (Call 09/15/48)	150	158,265
MetLife Inc.
3.00%, 03/01/25	75	73,439
3.60%, 04/10/24	115	117,592
3.60%, 11/13/25 (Call 08/13/25)	132	133,123
4.05%, 03/01/45	218	209,729
4.13%, 08/13/42	111	108,293
4.60%, 05/13/46 (Call 12/13/45)(a)	20	20,869
4.88%, 11/13/43	325	351,718
5.70%, 06/15/35	75	87,988
5.88%, 02/06/41	100	119,929
6.38%, 06/15/34	75	92,955
6.50%, 12/15/32	65	82,122
Series D, 4.37%, 09/15/23	87	91,594
Progressive Corp. (The), 2.45%, 01/15/27	205	190,689
Prudential Financial Inc.
3.50%, 05/15/24	75	76,018
3.88%, 03/27/28 (Call 12/27/27)(a)	50	51,177
3.91%, 12/07/47 (Call 06/07/47)	80	74,078
3.94%, 12/07/49 (Call 06/07/49)	168	156,181
4.60%, 05/15/44	75	77,104
5.70%, 12/14/36	50	57,558
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	225	211,509
3.90%, 11/01/20	275	280,585
4.60%, 08/01/43	40	42,572

51

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.35%, 11/01/40	$31	$36,155
6.25%, 06/15/37	20	25,248
Travelers Property Casualty Corp., 6.38%, 03/15/33	84	106,391

		8,320,318

Internet — 2.0%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)	450	452,808
4.20%, 12/06/47 (Call 06/06/47)	400	374,308
4.50%, 11/28/34 (Call 05/28/34)	200	203,042
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	155	143,614
3.38%, 02/25/24	77	79,511
3.63%, 05/19/21	65	67,040
Amazon.com Inc.
1.90%, 08/21/20	100	98,975
2.40%, 02/22/23 (Call 01/22/23)	300	295,560
2.50%, 11/29/22 (Call 08/29/22)	150	148,890
2.80%, 08/22/24 (Call 06/22/24)	200	198,640
3.15%, 08/22/27 (Call 05/22/27)	875	868,612
3.88%, 08/22/37 (Call 02/22/37)	200	200,666
4.05%, 08/22/47 (Call 02/22/47)(a)	600	611,076
4.25%, 08/22/57 (Call 02/22/57)	125	129,110
4.80%, 12/05/34 (Call 06/05/34)	50	56,366
4.95%, 12/05/44 (Call 06/05/44)	200	231,524
5.20%, 12/03/25 (Call 09/03/25)	100	112,551
Baidu Inc.
3.50%, 11/28/22	194	193,552
3.63%, 07/06/27	100	95,719
3.88%, 09/29/23 (Call 08/29/23)	350	352,184

		4,913,748

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	25	25,388

Machinery — 1.6%
ABB Finance USA Inc.
2.88%, 05/08/22	272	271,347
4.38%, 05/08/42	37	38,540
Caterpillar Financial Services Corp.
2.40%, 06/06/22	25	24,526
2.55%, 11/29/22	60	58,843
2.85%, 06/01/22	45	44,692
3.15%, 09/07/21	300	302,730
3.65%, 12/07/23	600	614,628
3.75%, 11/24/23	35	35,852
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	50	49,151
3.40%, 05/15/24 (Call 02/15/24)	95	96,601
3.80%, 08/15/42(a)	175	166,540
3.90%, 05/27/21	75	77,141
4.75%, 05/15/64 (Call 11/15/63)	100	104,190
5.20%, 05/27/41	95	107,824
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	462	475,352
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	126	125,614
3.90%, 06/09/42 (Call 12/09/41)(a)	114	114,023
5.38%, 10/16/29	75	86,899
John Deere Capital Corp.
1.95%, 06/22/20	125	123,666
2.05%, 03/10/20	34	33,698
2.15%, 09/08/22	50	48,754

Security	Par (000)	Value

Machinery (continued)
2.65%, 01/06/22	$25	$24,839
2.65%, 06/10/26	125	119,019
2.80%, 03/04/21	38	37,884
2.80%, 01/27/23	75	74,495
2.80%, 03/06/23	250	248,352
2.80%, 09/08/27	75	71,648
3.20%, 01/10/22	100	101,173
3.35%, 06/12/24	50	50,503
3.65%, 10/12/23	250	256,460
3.90%, 07/12/21(a)	90	92,408

		4,077,392

Manufacturing — 0.7%
3M Co.
2.00%, 06/26/22(a)	75	73,251
2.25%, 03/15/23 (Call 02/15/23)	100	97,591
2.25%, 09/19/26 (Call 06/19/26)	50	46,671
2.88%, 10/15/27 (Call 07/15/27)	50	48,592
3.00%, 08/07/25	82	81,772
3.13%, 09/19/46 (Call 03/19/46)	50	43,492
3.63%, 09/14/28 (Call 06/14/28)	250	257,062
3.63%, 10/15/47 (Call 04/15/47)	125	118,909
4.00%, 09/14/48 (Call 03/14/48)	75	76,666
5.70%, 03/15/37	35	42,917
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	325	311,980
3.50%, 03/01/24 (Call 12/01/23)	57	58,239
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	200	194,678
3.30%, 11/21/24 (Call 08/21/24)	72	71,690
4.10%, 03/01/47 (Call 09/01/46)	50	49,232
4.20%, 11/21/34 (Call 05/21/34)	50	51,027
4.45%, 11/21/44 (Call 05/21/44)	150	153,726

		1,777,495

Media — 3.3%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	70	85,794
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	75	68,565
2.75%, 03/01/23 (Call 02/01/23)	100	98,838
2.85%, 01/15/23	51	50,612
3.00%, 02/01/24 (Call 01/01/24)	25	24,761
3.13%, 07/15/22(a)	50	50,192
3.15%, 03/01/26 (Call 12/01/25)	750	733,342
3.15%, 02/15/28 (Call 11/15/27)	50	48,048
3.20%, 07/15/36 (Call 01/15/36)	153	134,348
3.30%, 10/01/20	150	150,927
3.30%, 02/01/27 (Call 11/01/26)	250	244,852
3.38%, 02/15/25 (Call 11/15/24)	25	25,105
3.38%, 08/15/25 (Call 05/15/25)	360	360,893
3.40%, 07/15/46 (Call 01/15/46)	138	118,114
3.45%, 10/01/21	50	50,597
3.55%, 05/01/28 (Call 02/01/28)	100	99,096
3.60%, 03/01/24	90	91,722
3.70%, 04/15/24 (Call 03/15/24)	100	102,198
3.95%, 10/15/25 (Call 08/15/25)	250	258,632
3.97%, 11/01/47 (Call 05/01/47)	179	166,923
4.00%, 08/15/47 (Call 02/15/47)	20	18,684
4.00%, 03/01/48 (Call 09/01/47)	175	163,819
4.00%, 11/01/49 (Call 05/01/49)	426	397,062

52

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.05%, 11/01/52 (Call 05/01/52)	$109	$101,176
4.15%, 10/15/28 (Call 07/15/28)	375	388,020
4.20%, 08/15/34 (Call 02/15/34)	55	55,417
4.25%, 10/15/30 (Call 07/15/30)	400	415,016
4.25%, 01/15/33	300	307,149
4.40%, 08/15/35 (Call 02/25/35)	125	126,383
4.50%, 01/15/43	110	110,232
4.60%, 10/15/38 (Call 04/15/38)	225	232,753
4.60%, 08/15/45 (Call 02/15/45)	150	152,898
4.65%, 07/15/42(a)	125	128,790
4.70%, 10/15/48 (Call 04/15/48)	300	312,732
4.75%, 03/01/44	132	137,526
4.95%, 10/15/58 (Call 04/15/58)	100	105,468
5.65%, 06/15/35	75	85,094
6.40%, 05/15/38	35	42,916
6.45%, 03/15/37	125	154,491
6.50%, 11/15/35	25	30,681
6.95%, 08/15/37	50	64,461
7.05%, 03/15/33	25	32,862
NBCUniversal Media LLC
2.88%, 01/15/23	57	56,673
4.38%, 04/01/21	150	154,467
4.45%, 01/15/43	145	144,334
5.15%, 04/30/20	145	148,953
5.95%, 04/01/41	25	29,665
Walt Disney Co. (The)
1.85%, 07/30/26(a)	89	80,804
1.95%, 03/04/20	50	49,608
2.15%, 09/17/20	50	49,547
2.30%, 02/12/21	25	24,869
2.35%, 12/01/22	89	87,447
2.45%, 03/04/22	25	24,738
2.95%, 06/15/27(a)	100	97,838
3.00%, 02/13/26	150	148,274
3.00%, 07/30/46	95	80,286
3.15%, 09/17/25	25	25,115
3.70%, 12/01/42	275	262,795
4.13%, 06/01/44(a)	125	127,046
Series E, 4.13%, 12/01/41	89	90,628

		8,210,276

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	167	164,629
3.25%, 06/15/25 (Call 03/15/25)	57	57,414
3.90%, 01/15/43 (Call 07/15/42)	132	126,613

		348,656

Mining — 0.6%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	301	299,799
5.00%, 09/30/43(a)	350	402,017
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	275	338,552
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	35	35,948
5.20%, 11/02/40	75	87,235
7.13%, 07/15/28	122	155,289
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	60	61,437
4.75%, 03/22/42 (Call 09/22/41)	50	54,832

		1,435,109

Security	Par (000)	Value

Oil & Gas — 5.7%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	$200	$195,552
2.75%, 05/10/23	300	295,587
3.02%, 01/16/27 (Call 10/16/26)	141	135,703
3.12%, 05/04/26 (Call 02/04/26)	105	102,227
3.22%, 11/28/23 (Call 09/28/23)	185	185,056
3.22%, 04/14/24 (Call 02/14/24)	100	99,751
3.59%, 04/14/27 (Call 01/14/27)	100	99,986
3.79%, 02/06/24 (Call 01/06/24)	250	257,205
3.80%, 09/21/25 (Call 07/21/25)	100	102,886
4.50%, 10/01/20	72	73,903
4.74%, 03/11/21	12	12,461
BP Capital Markets PLC
2.50%, 11/06/22	150	147,540
3.06%, 03/17/22	100	100,149
3.28%, 09/19/27 (Call 06/19/27)	575	563,086
3.51%, 03/17/25	100	100,950
3.54%, 11/04/24	40	40,923
3.56%, 11/01/21	350	355,782
3.72%, 11/28/28 (Call 08/28/28)	75	76,126
3.81%, 02/10/24	45	46,121
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	295	292,885
2.10%, 05/16/21 (Call 04/15/21)	215	212,196
2.36%, 12/05/22 (Call 09/05/22)(a)	25	24,631
2.41%, 03/03/22 (Call 01/03/22)	50	49,572
2.42%, 11/17/20 (Call 10/17/20)	115	114,512
2.50%, 03/03/22 (Call 02/03/22)	125	124,080
2.90%, 03/03/24 (Call 01/03/24)	120	119,448
2.95%, 05/16/26 (Call 02/16/26)	250	246,542
3.19%, 06/24/23 (Call 03/24/23)	500	506,310
3.33%, 11/17/25 (Call 08/17/25)	150	152,249
Conoco Funding Co., 7.25%, 10/15/31	89	117,271
ConocoPhillips
5.90%, 10/15/32	100	120,207
5.90%, 05/15/38	25	30,523
6.50%, 02/01/39	210	275,459
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	400	413,740
4.95%, 03/15/26 (Call 12/15/25)(a)	250	274,137
5.95%, 03/15/46 (Call 09/15/45)	50	63,781
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	103	102,226
2.22%, 03/01/21 (Call 02/01/21)	300	297,798
2.40%, 03/06/22 (Call 01/06/22)	50	49,666
2.71%, 03/06/25 (Call 12/06/24)	340	334,261
2.73%, 03/01/23 (Call 01/01/23)	125	125,260
3.04%, 03/01/26 (Call 12/01/25)	525	521,115
3.18%, 03/15/24 (Call 12/15/23)	101	102,548
3.57%, 03/06/45 (Call 09/06/44)	75	72,438
4.11%, 03/01/46 (Call 09/01/45)	375	393,727
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	113	111,562
3.13%, 02/15/22 (Call 11/15/21)	125	125,681
3.40%, 04/15/26 (Call 01/15/26)	180	180,293
3.50%, 06/15/25 (Call 03/15/25)	45	45,616
4.10%, 02/15/47 (Call 08/15/46)	165	162,495
4.20%, 03/15/48 (Call 09/15/47)	150	150,417
4.40%, 04/15/46 (Call 10/15/45)	100	102,982

53

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.63%, 06/15/45 (Call 12/15/44)	$90	$95,003
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	50	51,105
Shell International Finance BV
1.75%, 09/12/21	150	146,313
1.88%, 05/10/21	450	441,562
2.13%, 05/11/20	100	99,347
2.25%, 11/10/20	220	218,401
2.25%, 01/06/23	125	122,111
2.38%, 08/21/22	50	49,384
2.50%, 09/12/26	25	23,780
2.88%, 05/10/26	125	122,009
3.25%, 05/11/25	100	100,871
3.40%, 08/12/23	125	127,874
3.50%, 11/13/23 (Call 10/13/23)	100	102,565
3.63%, 08/21/42	20	19,012
3.75%, 09/12/46(a)	505	487,593
3.88%, 11/13/28 (Call 08/23/28)(a)	100	104,766
4.00%, 05/10/46	500	503,765
4.13%, 05/11/35	250	258,587
4.38%, 03/25/20	50	50,951
4.38%, 05/11/45	100	106,431
4.55%, 08/12/43	257	277,989
6.38%, 12/15/38	315	414,732
Total Capital Canada Ltd., 2.75%, 07/15/23	101	100,185
Total Capital International SA
2.70%, 01/25/23	75	74,476
2.75%, 06/19/21	75	75,061
2.88%, 02/17/22	4	4,017
3.70%, 01/15/24	103	106,285
3.75%, 04/10/24	200	206,678
Total Capital SA
3.88%, 10/11/28	350	365,046
4.25%, 12/15/21	2	2,079
4.45%, 06/24/20	200	204,734

		14,069,334

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	50	49,965
5.13%, 09/15/40	185	186,547
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	100	94,303
4.08%, 12/15/47 (Call 06/15/47)	125	110,229
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	120	123,172

		564,216

Pharmaceuticals — 5.0%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	75	72,306
3.40%, 05/15/24 (Call 02/15/24)	100	98,045
3.45%, 12/15/27 (Call 09/15/27)	75	71,069
4.25%, 03/01/45 (Call 09/01/44)(a)	10	8,639
4.30%, 12/15/47 (Call 06/15/47)	225	195,313
Bristol-Myers Squibb Co.
3.25%, 02/27/27	65	62,536
3.25%, 08/01/42(a)	135	110,870
4.50%, 03/01/44 (Call 09/01/43)	49	48,805

Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	$100	$97,991
3.70%, 03/01/45 (Call 09/01/44)	132	126,939
5.55%, 03/15/37(a)	18	21,233
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	100	99,097
3.38%, 05/15/23(a)	100	101,440
3.63%, 05/15/25	150	153,479
3.88%, 05/15/28	100	103,797
4.20%, 03/18/43(a)	50	50,850
5.38%, 04/15/34	375	434,752
6.38%, 05/15/38	190	241,714
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	120	120,046
3.13%, 05/14/21(a)	50	50,376
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	250	245,735
2.05%, 03/01/23 (Call 01/01/23)	100	97,541
2.25%, 03/03/22 (Call 02/03/22)	50	49,487
2.45%, 03/01/26 (Call 12/01/25)	550	526,746
2.63%, 01/15/25 (Call 11/15/24)	40	39,642
2.90%, 01/15/28 (Call 10/15/27)(a)	250	243,950
2.95%, 03/03/27 (Call 12/03/26)	125	123,106
3.38%, 12/05/23	50	51,509
3.40%, 01/15/38 (Call 07/15/37)	325	313,930
3.55%, 03/01/36 (Call 09/01/35)	100	98,465
3.63%, 03/03/37 (Call 09/03/36)	50	49,721
3.70%, 03/01/46 (Call 09/01/45)	330	327,281
3.75%, 03/03/47 (Call 09/03/46)	90	89,992
4.38%, 12/05/33 (Call 06/05/33)	72	78,788
4.50%, 09/01/40	110	120,696
4.50%, 12/05/43 (Call 06/05/43)	25	27,543
4.95%, 05/15/33	60	69,356
5.95%, 08/15/37	92	117,569
Mead Johnson Nutrition Co.
3.00%, 11/15/20	25	24,998
4.13%, 11/15/25 (Call 08/15/25)	125	130,299
Merck & Co. Inc.
2.35%, 02/10/22	25	24,766
2.40%, 09/15/22 (Call 03/15/22)	145	143,746
2.75%, 02/10/25 (Call 11/10/24)	390	382,383
2.80%, 05/18/23	200	199,940
3.60%, 09/15/42 (Call 03/15/42)	150	144,459
3.70%, 02/10/45 (Call 08/10/44)	475	466,573
3.88%, 01/15/21 (Call 10/15/20)	250	255,192
6.50%, 12/01/33	75	99,807
Novartis Capital Corp.
1.80%, 02/14/20	150	148,721
2.40%, 05/17/22 (Call 04/17/22)(a)	75	73,989
2.40%, 09/21/22	64	63,075
3.00%, 11/20/25 (Call 08/20/25)	125	124,173
3.10%, 05/17/27 (Call 02/17/27)	105	104,049
3.40%, 05/06/24	354	361,600
3.70%, 09/21/42	73	71,671
4.00%, 11/20/45 (Call 05/20/45)	290	299,361
4.40%, 05/06/44	220	241,094
Pfizer Inc.
1.95%, 06/03/21	75	74,054
2.75%, 06/03/26	100	97,626
3.00%, 09/15/21	100	100,967

54

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 06/15/23(a)	$192	$194,235
3.00%, 12/15/26	75	73,865
3.20%, 09/15/23 (Call 08/15/23)	500	508,050
3.40%, 05/15/24	125	127,243
3.60%, 09/15/28 (Call 06/15/28)	350	356,954
4.00%, 12/15/36	400	410,512
4.13%, 12/15/46	75	78,145
4.20%, 09/15/48 (Call 03/15/48)	300	315,285
4.40%, 05/15/44(a)	175	187,796
7.20%, 03/15/39	97	138,496
Pharmacia LLC, 6.60%, 12/01/28	250	310,312
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	200	202,904
3.63%, 06/19/28 (Call 03/19/28)	300	307,488
4.00%, 03/29/21(a)	300	307,905
Wyeth LLC
5.95%, 04/01/37	150	186,015
6.00%, 02/15/36	25	30,859

		12,308,961

Pipelines — 0.7%
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	207	201,686
3.80%, 10/01/20(a)	152	153,813
4.63%, 03/01/34 (Call 12/01/33)	325	333,200
4.75%, 05/15/38 (Call 11/15/37)	100	101,506
4.88%, 01/15/26 (Call 10/15/25)	125	132,306
5.00%, 10/16/43 (Call 04/16/43)	13	13,326
5.10%, 03/15/49 (Call 09/15/48)(a)	275	288,643
5.85%, 03/15/36	20	22,070
6.10%, 06/01/40	12	13,932
6.20%, 10/15/37(a)	175	202,241
7.25%, 08/15/38	25	32,331
7.63%, 01/15/39	145	194,041

		1,689,095

Real Estate Investment Trusts — 1.3%
AvalonBay Communities Inc., 3.45%, 06/01/25
(Call 03/03/25)	100	99,446
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	10	9,496
3.00%, 04/15/23 (Call 01/15/23)	25	24,812
4.50%, 07/01/44 (Call 01/01/44)	50	51,508
4.63%, 12/15/21 (Call 09/15/21)	62	64,352
4.75%, 07/15/20 (Call 04/15/20)	10	10,194
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	75	75,798
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	125	127,949
4.25%, 08/15/23 (Call 05/15/23)(a)	300	312,294
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	75	72,864
3.09%, 09/15/27 (Call 06/15/27)	50	47,353
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	250	250,677
3.65%, 01/15/28 (Call 10/15/27)	150	147,160
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	75	74,035
2.63%, 06/15/22 (Call 03/15/22)	50	48,814
2.75%, 02/01/23 (Call 12/01/22)	410	401,751
3.25%, 11/30/26 (Call 08/30/26)	41	39,996

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.30%, 01/15/26 (Call 10/15/25)	$100	$98,227
3.38%, 03/15/22 (Call 12/15/21)	50	50,227
3.38%, 10/01/24 (Call 07/01/24)	100	99,996
3.38%, 06/15/27 (Call 03/15/27)(a)	75	73,417
3.38%, 12/01/27 (Call 09/01/27)	25	24,430
3.50%, 09/01/25 (Call 06/01/25)	50	50,022
3.75%, 02/01/24 (Call 11/01/23)	65	65,956
4.13%, 12/01/21 (Call 09/01/21)	275	281,883
4.25%, 11/30/46 (Call 05/30/46)	25	24,899
4.38%, 03/01/21 (Call 12/01/20)	275	281,350
4.75%, 03/15/42 (Call 09/15/41)	14	14,912
6.75%, 02/01/40 (Call 11/01/39)	160	208,381

		3,132,199

Retail — 3.3%
Costco Wholesale Corp.
1.75%, 02/15/20	57	56,449
2.15%, 05/18/21 (Call 04/18/21)	76	75,113
2.30%, 05/18/22 (Call 04/18/22)	152	149,647
2.75%, 05/18/24 (Call 03/18/24)	325	320,349
3.00%, 05/18/27 (Call 02/18/27)	95	93,095
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	25	24,695
2.13%, 09/15/26 (Call 06/15/26)	100	92,579
2.63%, 06/01/22 (Call 05/01/22)	225	224,354
2.70%, 04/01/23 (Call 01/01/23)	150	149,764
2.80%, 09/14/27 (Call 06/14/27)	125	120,774
3.35%, 09/15/25 (Call 06/15/25)	275	279,515
3.50%, 09/15/56 (Call 03/15/56)	50	44,189
3.75%, 02/15/24 (Call 11/15/23)	90	93,495
3.90%, 06/15/47 (Call 12/15/46)	65	63,526
4.20%, 04/01/43 (Call 10/01/42)	79	80,313
4.25%, 04/01/46 (Call 10/01/45)	150	153,927
4.40%, 04/01/21 (Call 01/01/21)	100	103,089
4.40%, 03/15/45 (Call 09/15/44)(a)	155	162,566
4.50%, 12/06/48 (Call 06/06/48)	475	510,121
4.88%, 02/15/44 (Call 08/15/43)	62	68,868
5.40%, 09/15/40 (Call 03/15/40)	150	175,843
5.88%, 12/16/36	355	435,017
Target Corp.
2.50%, 04/15/26	50	47,960
2.90%, 01/15/22(a)	40	40,260
3.63%, 04/15/46	200	183,078
3.88%, 07/15/20	200	203,502
3.90%, 11/15/47 (Call 05/15/47)	115	110,376
4.00%, 07/01/42	205	200,912
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	140	130,151
Walmart Inc.
1.90%, 12/15/20	100	98,730
2.35%, 12/15/22 (Call 11/15/22)	125	123,276
2.55%, 04/11/23 (Call 01/11/23)(a)	264	260,988
2.65%, 12/15/24 (Call 10/15/24)	300	295,332
3.13%, 06/23/21(a)	50	50,613
3.30%, 04/22/24 (Call 01/22/24)	189	193,022
3.40%, 06/26/23 (Call 05/26/23)	400	409,356
3.55%, 06/26/25 (Call 04/26/25)	200	205,774
3.63%, 07/08/20	200	202,854
3.63%, 12/15/47 (Call 06/15/47)	105	100,818
3.70%, 06/26/28 (Call 03/26/28)	200	206,578
3.95%, 06/28/38 (Call 12/28/37)	350	357,493
4.00%, 04/11/43 (Call 10/11/42)	105	105,844

55

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.05%, 06/29/48 (Call 12/29/47)	$650	$668,694
4.30%, 04/22/44 (Call 10/22/43)	75	79,454
5.25%, 09/01/35	100	118,116
5.63%, 04/01/40	135	165,769
5.63%, 04/15/41	75	93,239
7.55%, 02/15/30	50	68,369

		8,197,846

Semiconductors — 2.0%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	110	109,562
3.30%, 04/01/27 (Call 01/01/27)	75	73,823
3.90%, 10/01/25 (Call 07/01/25)	25	25,784
4.30%, 06/15/21	75	77,392
4.35%, 04/01/47 (Call 10/01/46)	100	101,267
5.10%, 10/01/35 (Call 04/01/35)	160	176,400
5.85%, 06/15/41	84	100,866
Intel Corp.
2.45%, 07/29/20	33	32,916
2.60%, 05/19/26 (Call 02/19/26)	100	96,184
2.88%, 05/11/24 (Call 03/11/24)	445	441,182
3.10%, 07/29/22	1	1,014
3.15%, 05/11/27 (Call 02/11/27)	200	198,908
3.30%, 10/01/21	350	356,087
3.70%, 07/29/25 (Call 04/29/25)	375	387,341
3.73%, 12/08/47 (Call 06/08/47)	397	381,168
4.00%, 12/15/32	125	132,385
4.10%, 05/19/46 (Call 11/19/45)	100	101,994
4.10%, 05/11/47 (Call 11/11/46)	175	178,925
4.25%, 12/15/42	75	78,267
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	200	195,080
2.90%, 05/20/24 (Call 03/20/24)	160	154,974
3.00%, 05/20/22	148	147,673
3.25%, 05/20/27 (Call 02/20/27)	175	166,248
3.45%, 05/20/25 (Call 02/20/25)	700	687,918
4.30%, 05/20/47 (Call 11/20/46)	25	22,776
4.65%, 05/20/35 (Call 11/20/34)	50	49,584
4.80%, 05/20/45 (Call 11/20/44)	308	301,563
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	105	101,500
4.15%, 05/15/48 (Call 11/15/47)(a)	150	154,626
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	10	9,827

		5,043,234

Software — 5.6%
Adobe Inc.
3.25%, 02/01/25 (Call 11/01/24)	150	151,464
4.75%, 02/01/20	100	101,936
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,025	999,406
1.85%, 02/06/20	120	119,130
2.00%, 11/03/20 (Call 10/03/20)(a)	450	445,738
2.00%, 08/08/23 (Call 06/08/23)	370	359,473
2.38%, 02/12/22 (Call 01/12/22)	100	99,378
2.38%, 05/01/23 (Call 02/01/23)	200	197,860
2.40%, 02/06/22 (Call 01/06/22)	100	99,554
2.40%, 08/08/26 (Call 05/08/26)	625	596,650
2.65%, 11/03/22 (Call 09/03/22)	171	171,215
2.70%, 02/12/25 (Call 11/12/24)	94	93,187
2.88%, 02/06/24 (Call 12/06/23)(a)	175	176,018

Security	Par (000)	Value

Software (continued)
3.00%, 10/01/20	$139	$140,222
3.13%, 11/03/25 (Call 08/03/25)	100	101,413
3.30%, 02/06/27 (Call 11/06/26)	220	222,699
3.45%, 08/08/36 (Call 02/08/36)	350	342,776
3.50%, 02/12/35 (Call 08/12/34)	100	98,712
3.50%, 11/15/42	40	38,426
3.63%, 12/15/23 (Call 09/15/23)(a)	150	156,152
3.70%, 08/08/46 (Call 02/08/46)	325	323,141
3.75%, 02/12/45 (Call 08/12/44)	99	98,659
3.95%, 08/08/56 (Call 02/08/56)	150	151,364
4.00%, 02/08/21	100	103,161
4.00%, 02/12/55 (Call 08/12/54)	475	484,780
4.10%, 02/06/37 (Call 08/06/36)	200	210,888
4.20%, 11/03/35 (Call 05/03/35)(a)	122	130,255
4.45%, 11/03/45 (Call 05/03/45)	250	277,565
4.50%, 10/01/40	165	182,840
4.50%, 02/06/57 (Call 08/06/56)	150	167,046
4.88%, 12/15/43 (Call 06/15/43)	145	168,049
5.20%, 06/01/39	320	382,250
5.30%, 02/08/41(a)	62	75,443
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	272	293,915
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	775	758,097
2.40%, 09/15/23 (Call 07/15/23)	100	97,517
2.50%, 05/15/22 (Call 03/15/22)	185	182,819
2.50%, 10/15/22	475	468,260
2.63%, 02/15/23 (Call 01/15/23)	100	98,965
2.65%, 07/15/26 (Call 04/15/26)	511	486,186
2.80%, 07/08/21	80	80,142
2.95%, 11/15/24 (Call 09/15/24)	100	99,121
2.95%, 05/15/25 (Call 02/15/25)	222	218,592
3.25%, 11/15/27 (Call 08/15/27)	172	169,515
3.25%, 05/15/30 (Call 02/15/30)	375	363,037
3.40%, 07/08/24 (Call 04/08/24)(a)	95	96,390
3.63%, 07/15/23	172	176,768
3.80%, 11/15/37 (Call 05/15/37)	150	144,693
3.85%, 07/15/36 (Call 01/15/36)	100	97,396
3.88%, 07/15/20	50	50,829
3.90%, 05/15/35 (Call 11/15/34)	314	310,310
4.00%, 07/15/46 (Call 01/15/46)	150	144,879
4.00%, 11/15/47 (Call 05/15/47)(a)	175	169,558
4.13%, 05/15/45 (Call 11/15/44)	110	108,378
4.30%, 07/08/34 (Call 01/08/34)	772	807,527
4.38%, 05/15/55 (Call 11/15/54)	62	62,713
4.50%, 07/08/44 (Call 01/08/44)	75	78,088
5.38%, 07/15/40	375	435,956
6.13%, 07/08/39	100	124,616
6.50%, 04/15/38(a)	100	128,300
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	175	179,179

		13,898,596

Telecommunications — 1.2%
America Movil SAB de CV
3.13%, 07/16/22	250	246,952
4.38%, 07/16/42	194	193,119
6.13%, 03/30/40	200	241,228
6.38%, 03/01/35	25	30,147
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	275	269,129
2.20%, 02/28/21	500	495,055
2.20%, 09/20/23 (Call 07/20/23)(a)	100	97,564

56

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.45%, 06/15/20	$100	$99,757
2.50%, 09/20/26 (Call 06/20/26)(a)	195	185,199
2.60%, 02/28/23(a)	175	173,831
2.90%, 03/04/21	50	50,183
2.95%, 02/28/26	50	49,485
3.50%, 06/15/25	50	51,210
3.63%, 03/04/24	89	92,469
5.50%, 01/15/40(a)	198	241,388
5.90%, 02/15/39	290	367,117

		2,883,833

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	75	75,055
3.00%, 04/01/25 (Call 01/01/25)	500	496,210
3.05%, 09/01/22 (Call 06/01/22)	75	75,382
3.40%, 09/01/24 (Call 12/01/23)	70	71,100
3.75%, 04/01/24 (Call 01/01/24)	50	51,608
3.85%, 09/01/23 (Call 06/01/23)	108	111,831
3.90%, 08/01/46 (Call 02/01/46)	75	72,934
4.05%, 06/15/48 (Call 12/15/47)	300	298,341
4.13%, 06/15/47 (Call 12/15/46)	100	101,140
4.15%, 04/01/45 (Call 10/01/44)	135	136,338
4.15%, 12/15/48 (Call 06/15/48)(a)	200	203,784
4.38%, 09/01/42 (Call 03/01/42)	50	51,986
4.40%, 03/15/42 (Call 09/15/41)	54	56,222
4.45%, 03/15/43 (Call 09/15/42)	50	52,699
4.55%, 09/01/44 (Call 03/01/44)	90	95,593
4.70%, 09/01/45 (Call 03/01/45)	20	21,719
4.90%, 04/01/44 (Call 10/01/43)	20	22,312
5.05%, 03/01/41 (Call 09/01/40)	20	22,322
5.15%, 09/01/43 (Call 03/01/43)	75	85,658
5.40%, 06/01/41 (Call 12/01/40)	25	29,103
5.75%, 05/01/40 (Call 11/01/39)	45	54,456
6.15%, 05/01/37	25	31,066
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	120	105,876
4.45%, 01/20/49 (Call 07/20/48)	150	163,489
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)(a)	50	46,756
2.45%, 10/01/22	97	95,672
2.50%, 04/01/23 (Call 03/01/23)	175	172,168
2.80%, 11/15/24 (Call 09/15/24)	125	123,511
3.05%, 11/15/27 (Call 08/15/27)	145	141,117

Security	Par/ Shares (000)	Value

Transportation (continued)
3.13%, 01/15/21(a)	$62	$62,349
3.40%, 11/15/46 (Call 05/15/46)	45	39,265
3.75%, 11/15/47 (Call 05/15/47)(a)	290	271,440
4.88%, 11/15/40 (Call 05/15/40)	50	54,679
6.20%, 01/15/38	57	71,546

		3,564,727

Water — 0.3%
American Water Capital Corp.
3.75%, 09/01/28 (Call 06/01/28)	100	101,218
2.95%, 09/01/27 (Call 06/01/27)	75	71,446
3.40%, 03/01/25 (Call 12/01/24)	112	111,803
3.75%, 09/01/47 (Call 03/01/47)	150	138,136
4.20%, 09/01/48 (Call 03/01/48)	150	149,220
6.59%, 10/15/37	45	57,732

		629,555

Total Corporate Bonds & Notes — 97.5% (Cost: $240,485,027)		241,519,544

Short-Term Investments

Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	20,149	20,154,942
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	6,079	6,078,875

		26,233,817

Total Short-Term Investments — 10.6% (Cost: $26,229,008)		26,233,817

Total Investments in Securities — 108.1% (Cost: $266,714,035)		267,753,361

Other Assets, Less Liabilities — (8.1)%		(19,949,454)

Net Assets — 100.0%		$247,803,907

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,181	6,968	(a)	—	20,149	$20,154,942	$12,652	(b)	$(119)	$2,755
BlackRock Cash Funds: Treasury, SL Agency Shares	1,950	4,129	(a)	—	6,079	6,078,875	15,925		—	—
PNC Bank N.A.
2.00%, 05/19/20(c)	250	—		—	250	N/A	1,884		—	1,483
2.15%, 04/29/21(c)	250	—		—	250	N/A	1,268		—	3,118
2.60%, 07/21/20(c)	250	500		—	750	N/A	2,752		—	3,233
2.63%, 02/17/22(c)	—	250		—	250	N/A	26		—	1,020

57

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19		Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

4.20%, 11/01/25(c)	250	—	—	250	$	N/A	$2,222	$—	$7,113
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(c)	65	—	—	65		N/A	564	—	2,545
3.30%, 03/08/22(c)	140	—	—	140		N/A	998	—	2,295
3.90%, 04/29/24(c)	225	325	(100)	450		N/A	2,043	(4,735)	15,566
5.13%, 02/08/20(c)	67	—	—	67		N/A	355	—	399

						$26,233,817	$40,689	$(4,854)	$39,527

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$241,519,544	$—	$241,519,544
Money Market Funds	26,233,817	—	—	26,233,817

	$26,233,817	$241,519,544	$—	$267,753,361

58

Schedule of Investments (unaudited) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Acosta Inc., 7.75%, 10/01/22 (Call 03/04/19)(a)(b)	$250	$34,375
Affinion Group Inc. (14.00% PIK), 12.50%, 11/10/22 (Call 05/10/20)(a)(b)(c)	214	152,288
Lamar Media Corp.
5.00%, 05/01/23 (Call 03/04/19)	203	204,523
5.38%, 01/15/24 (Call 03/04/19)(b)	100	101,875
5.75%, 02/01/26 (Call 02/01/21)(b)	99	102,524
5.75%, 02/01/26 (Call 02/01/21)(a)	75	77,670
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/19)(a)(b)	315	286,744
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 03/04/19)	265	267,650
5.63%, 02/15/24 (Call 03/04/19)	150	152,063
5.88%, 03/15/25 (Call 09/15/19)	172	173,720

		1,553,432

Aerospace & Defense — 1.9%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	325	327,290
5.40%, 04/15/21 (Call 01/15/21)	250	254,375
5.87%, 02/23/22	300	309,750
5.90%, 02/01/27(b)	500	501,250
5.95%, 02/01/37	150	142,875
6.15%, 08/15/20	150	154,125
BBA U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	225	225,000
Bombardier Inc.
5.75%, 03/15/22(a)	450	428,625
6.00%, 10/15/22 (Call 03/04/19)(a)(b)	390	375,862
6.13%, 01/15/23(a)	325	314,015
7.50%, 12/01/24 (Call 12/01/20)(a)	300	291,000
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	600	578,250
7.75%, 03/15/20(a)	200	206,000
8.75%, 12/01/21(a)	400	424,620
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(a)	50	51,500
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)	100	89,000
TransDigm Inc.
5.50%, 10/15/20 (Call 03/04/19)	50	50,031
6.00%, 07/15/22 (Call 03/04/19)	433	436,247
6.25%, 03/15/26 (Call 03/15/22)(a)	625	634,375
6.38%, 06/15/26 (Call 06/15/21)	325	312,813
6.50%, 07/15/24 (Call 07/15/19)	350	345,188
6.50%, 05/15/25 (Call 05/15/20)	225	218,250
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 05/15/21)(a)	200	194,000
Triumph Group Inc.
4.88%, 04/01/21 (Call 03/04/19)	350	323,750
7.75%, 08/15/25 (Call 08/15/20)(b)	150	127,875

		7,316,066

Agriculture — 0.2%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(a)	50	49,000
Pyxus International Inc.
8.50%, 04/15/21 (Call 03/04/19)(a)	50	49,750
9.88%, 07/15/21 (Call 03/04/19)	175	144,375
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)(a)	375	328,594
10.50%, 11/01/26 (Call 11/01/21)(a)(b)	75	71,437

		643,156

Security	Par (000)	Value

Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(a)	$120	$127,950
American Airlines Group Inc., 4.63%, 03/01/20(a)	200	200,000
United Continental Holdings Inc.
4.25%, 10/01/22	150	148,125
5.00%, 02/01/24	100	99,250
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(a)	175	172,375

		747,700

Apparel — 0.3%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	300	294,375
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	350	335,125
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/20)(b)	100	100,500
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	250	221,231
Wolverine World Wide Inc., 5.00%, 09/01/26
(Call 09/01/21)(a)	50	47,400

		998,631

Auto Manufacturers — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	200	186,000
5.00%, 10/01/24 (Call 10/01/19)(a)	225	221,344
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/19)(a)(b)	200	196,000
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(a)	400	423,000
Deck Chassis Acquisition Inc., 10.00%, 06/15/23 (Call 06/15/19)(a)	100	96,500
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	325	326,218
5.25%, 04/15/23	400	404,496
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	200	148,000
5.63%, 02/01/23 (Call 03/04/19)(a)(b)	300	275,625
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(a)	75	72,750
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)(b)	355	355,000
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	550	488,125
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(a)	100	91,000

		3,284,058

Auto Parts & Equiptment — 0.8%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 08/15/21)(a)(b)	200	150,000
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(b)	350	340,375
6.25%, 03/15/26 (Call 03/15/21)	135	129,600
6.50%, 04/01/27 (Call 04/01/22)	125	119,688
Cooper-Standard Automotive Inc., 5.63%, 11/15/26
(Call 11/15/21)(a)(b)	75	67,688
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)(a)	125	122,187
6.50%, 06/01/26 (Call 06/01/21)(a)	100	100,500
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	200	196,000
Delphi Technologies PLC, 5.00%, 10/01/25(a)(b)	250	214,375
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	200	179,250
5.00%, 05/31/26 (Call 05/31/21)(b)	350	321,475
5.13%, 11/15/23 (Call 03/04/19)(b)	325	324,187
IHO Verwaltungs GmbH (4.88% PIK), 4.13%, 09/15/21 (Call 02/11/19)(a)(b)(c)	125	122,188
IHO Verwaltungs GmbH (5.25% PIK), 4.50%, 09/15/23 (Call 09/15/19)(a)(c)	200	190,500

59

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equiptment (continued)
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(c)	$200	$181,000
Meritor Inc., 6.25%, 02/15/24 (Call 03/04/19)(b)	200	201,000
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)(b)	225	191,182
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	165	151,387

		3,302,582

Banks — 1.6%
Barclays Bank PLC, 6.28%, (Call 12/15/34)(d)(e)(f)	150	144,720
CIT Group Inc.
4.75%, 02/16/24 (Call 11/16/23)	150	151,687
5.00%, 08/15/22	325	333,125
5.00%, 08/01/23	300	306,750
5.25%, 03/07/25 (Call 12/07/24)(b)	200	206,000
6.13%, 03/09/28(b)	125	132,500
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(e)(f)	600	532,761
4.50%, 04/01/25	400	368,558
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(e)(f)	325	273,975
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	300	362,954
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	125	114,688
8.25%, 04/15/25 (Call 04/15/21)(a)	265	242,475
Goldman Sachs Capital I, 6.35%, 02/15/34(b)	300	355,071
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	400	367,048
5.71%, 01/15/26(a)	925	856,909
Lloyds Bank PLC, 12.00%, (Call 12/16/24)(a)(d)(e)(f)	350	420,917
Lloyds Banking Group PLC, 6.41%, (Call 10/01/35)(a)(d)(e)(f)	100	97,500
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	50	51,300
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 06/15/20)(a)	25	22,063
RBS Capital Trust II, 6.43%, (Call 01/03/34)(d)(e)(f)	150	178,875
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(d)(e)(f)	200	243,624
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(d)(e)(f)	200	206,250
Synovus Financial Corp., 5.75%, 12/15/25 (Call 12/15/20)(e)(f)	25	25,313
UniCredit SpA, 5.86%, 06/19/32 (Call 06/19/27)(a)(e)(f)	400	357,185

		6,352,248

Beverages — 0.1%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)(b)	275	272,250

Biotechnology — 0.0%
Sotera Health Topco Inc. (8.88% PIK), 8.13%, 11/01/21 (Call 03/04/19)(a)(b)(c)	150	149,625

Building Materials — 1.1%
American Woodmark Corp., 4.88%, 03/15/26 (Call 03/15/21)(a)	100	92,750
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/19)(a)(b)	50	47,688
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/01/19)(a)(b)	50	48,375
Builders FirstSource Inc., 5.63%, 09/01/24
(Call 09/01/19)(a)(b)	305	290,894
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 03/04/19)(a)	200	195,000
Griffon Corp., 5.25%, 03/01/22 (Call 03/04/19)(b)	350	343,000
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(a)(b)	200	190,000
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)	50	45,375
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	250	221,250

Security	Par (000)	Value

Building Materials (continued)
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/19)	$100	$98,125
Masonite International Corp.
5.63%, 03/15/23 (Call 03/04/19)(a)	200	202,060
5.75%, 09/15/26 (Call 09/15/21)(a)(b)	100	97,250
NCI Building Systems Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)(b)	190	179,787
Northwest Hardwoods Inc., 7.50%, 08/01/21 (Call 03/04/19)(a)	50	36,625
Omnimax International Inc., 12.00%, 08/15/20 (Call 02/15/19)(a)	50	50,375
PGT Escrow Issuer Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)(b)	150	152,250
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	410	371,173
5.00%, 02/15/27 (Call 02/15/22)(a)	175	163,625
5.38%, 11/15/24 (Call 11/15/19)(a)	400	397,000
5.50%, 02/15/23 (Call 03/04/19)(a)	50	50,875
6.00%, 10/15/25 (Call 10/15/20)(a)	300	301,500
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)(a)(b)	100	93,875
6.13%, 07/15/23 (Call 02/15/19)(b)	250	251,800
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/19)(b)	225	218,475
USG Corp.
4.88%, 06/01/27 (Call 06/01/22)(a)(b)	250	254,150
5.50%, 03/01/25 (Call 03/01/20)(a)	150	152,625

		4,545,902

Chemicals — 2.5%
Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 02/01/20)(a)(b)	200	189,080
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	240	241,500
6.88%, 05/15/43 (Call 02/15/43)	130	130,000
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/15/19)(a)(b)	150	146,438
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	250	278,750
10.00%, 10/15/25 (Call 10/15/20)(b)	125	142,813
CF Industries Inc.
3.45%, 06/01/23(b)	300	289,500
4.95%, 06/01/43	225	186,536
5.15%, 03/15/34	250	230,000
5.38%, 03/15/44	300	260,715
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	220	211,200
6.63%, 05/15/23 (Call 03/04/19)	169	174,704
7.00%, 05/15/25 (Call 05/15/20)	250	260,937
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(a)(b)	75	70,688
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(a)	225	235,125
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	150	149,063
Hexion Inc.
6.63%, 04/15/20 (Call 03/04/19)	550	438,281
10.00%, 04/15/20 (Call 03/04/19)	100	82,000
10.38%, 02/01/22 (Call 03/04/19)(a)	200	160,000
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 03/04/19)(b)	100	44,500
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	200	203,500
5.13%, 11/15/22 (Call 08/15/22)	100	103,500

60

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/19)(a)	$125	$119,934
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(a)	100	91,500
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/19)(a)	157	159,747
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)(b)	125	121,875
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	300	285,000
5.00%, 05/01/25 (Call 01/31/25)(a)	150	138,000
5.25%, 08/01/23 (Call 03/04/19)(a)	200	194,458
5.25%, 06/01/27 (Call 03/03/27)(a)	340	310,250
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)	120	111,000
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)(b)	200	205,500
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	175	161,437
5.13%, 09/15/27 (Call 03/15/22)(b)	125	121,875
Perstorp Holding AB, 11.00%, 09/30/21 (Call 03/04/19)(a)	200	214,000
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)(a)(b)	225	224,437
6.50%, 02/01/22 (Call 02/01/19)(a)	400	405,500
PolyOne Corp., 5.25%, 03/15/23(b)	250	251,250
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)(a)	100	95,500
6.75%, 11/15/22 (Call 05/15/19)(a)(b)	400	418,200
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(a)	225	199,264
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/19)(a)(b)	225	203,411
SPCM SA, 4.88%, 09/15/25 (Call 09/15/20)(a)(b)	125	117,500
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, 10/01/26 (Call 10/01/21)(a)(b)	150	149,625
TPC Group Inc., 8.75%, 12/15/20 (Call 03/04/19)(a)	250	247,575
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	175	158,428
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	200	173,000
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	200	175,000
Valvoline Inc.
4.38%, 08/15/25 (Call 08/15/20)	125	119,063
5.50%, 07/15/24 (Call 07/15/19)(b)	100	101,500
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 07/15/20)(a)(b)	150	124,125
WR Grace & Co.-Conn
5.13%, 10/01/21(a)	200	205,500
5.63%, 10/01/24(a)	100	104,000

		9,936,284

Coal — 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/20)(a)	50	51,938
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00%, 11/01/21 (Call 02/15/19)	75	30,000
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 11/15/21)(a)	50	55,000
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(a)	150	128,625
Murray Energy Corp., 11.25%, 04/15/21 (Call 03/04/19)(a)	50	29,250
Natural Resource Partners LP/NRP Finance Corp., 10.50%, 03/15/22 (Call 03/15/19)	100	104,500

Security	Par (000)	Value

Coal (continued)
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(a)	$200	$199,750
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	175	168,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	275	266,750
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	100	100,900

		1,135,588

Commercial Services — 3.8%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(a)	90	83,925
ADT Security Corp. (The)
3.50%, 07/15/22	265	255,063
4.13%, 06/15/23	300	288,750
4.88%, 07/15/32(a)(b)	250	202,500
6.25%, 10/15/21	389	408,936
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 03/04/19)(a)	150	130,500
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(a)(b)	200	157,560
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)	100	82,500
7.88%, 12/01/22 (Call 03/04/19)	325	314,437
8.75%, 12/01/20 (Call 03/04/19)	250	243,594
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	24	19,018
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/20)(a)(b)	175	157,063
5.50%, 04/01/23 (Call 03/04/19)(b)	240	238,800
6.38%, 04/01/24 (Call 04/01/19)(a)	50	49,625
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	225	213,750
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/20)(a)	50	47,688
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	150	150,375
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(a)	150	146,250
Emeco Pty Ltd., 9.25%, 03/31/22 (Call 03/31/20)(a)	100	104,250
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/15/20)(a)	75	62,438
Garda World Security Corp., 8.75%, 05/15/25 (Call 05/15/20)(a)	210	194,775
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(a)	300	298,500
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	100	103,500
Herc Rentals Inc., 7.75%, 06/01/24 (Call 06/01/19)(a)(b)	304	323,760
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)	250	205,000
5.88%, 10/15/20 (Call 03/04/19)	200	198,000
6.25%, 10/15/22 (Call 03/04/19)	200	181,000
7.38%, 01/15/21 (Call 03/04/19)	315	311,850
7.63%, 06/01/22 (Call 06/01/19)(a)	364	362,289
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 03/04/19)(a)(b)	365	363,175
Jurassic Holdings III Inc., 6.88%, 02/15/21 (Call 03/04/19)(a)	150	136,500
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/01/20)(a)	300	325,500
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(a)	100	104,250
Matthews International Corp., 5.25%, 12/01/25
(Call 12/01/20)(a)	50	47,125
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 02/15/19)(a)	156	144,300
Monitronics International Inc., 9.13%, 04/01/20 (Call 03/04/19)	100	27,750
Nielsen Co Luxembourg Sarl/The
5.00%, 02/01/25 (Call 02/01/20)(a)(b)	165	163,763
5.50%, 10/01/21 (Call 03/04/19)(a)	150	151,170

61

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/04/19)	$200	$199,500
5.00%, 04/15/22 (Call 03/04/19)(a)	825	823,762
Prime Security Services Borrower LLC/Prime Finance Inc.,
9.25%, 05/15/23 (Call 05/15/19)(a)	850	898,875
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	370	363,525
8.25%, 11/15/26 (Call 11/15/21)(a)	515	482,812
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 03/04/19)	50	48,250
6.63%, 11/15/20 (Call 03/04/19)(b)	50	49,625
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	175	175,875
RR Donnelley & Sons Co.
6.00%, 04/01/24	20	19,450
6.50%, 11/15/23	75	73,125
7.88%, 03/15/21	31	31,233
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	125	121,875
5.38%, 01/15/22 (Call 03/04/19)	190	191,425
5.38%, 05/15/24 (Call 05/15/19)(b)	365	372,756
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	200	195,500
Sotheby’s, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	150	144,045
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(a)(b)	300	244,500
TMS International Corp., 7.25%, 08/15/25 (Call 08/15/20)(a)	100	94,000
United Rentals North America Inc.
4.63%, 07/15/23 (Call 03/04/19)	200	202,310
4.63%, 10/15/25 (Call 10/15/20)	250	239,875
4.88%, 01/15/28 (Call 01/15/23)	600	569,250
5.50%, 07/15/25 (Call 07/15/20)	275	278,437
5.50%, 05/15/27 (Call 05/15/22)	300	295,590
5.75%, 11/15/24 (Call 05/15/19)	370	379,250
5.88%, 09/15/26 (Call 09/15/21)(b)	400	406,000
6.50%, 12/15/26 (Call 12/15/21)(b)	325	337,187
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	330	332,244
Weight Watchers International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)(b)	150	147,750
WEX Inc., 4.75%, 02/01/23 (Call 03/04/19)(a)(b)	150	148,125

		14,865,380

Computers — 1.6%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	470	447,675
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)	50	49,000
Dell Inc.
5.40%, 09/10/40	100	84,000
5.88%, 06/15/19	200	203,000
6.50%, 04/15/38	182	171,242
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 02/15/19)(a)	450	457,340
7.13%, 06/15/24 (Call 06/15/19)(a)	500	527,527
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 04/15/19)	125	79,688
EMC Corp.
2.65%, 06/01/20	625	615,662
3.38%, 06/01/23 (Call 03/01/23)	500	474,468
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	150	148,080
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	350	350,000
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	125	124,062

Security	Par (000)	Value

Computers (continued)
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 03/04/19)(a)	$275	$257,812
9.25%, 03/01/21 (Call 03/04/19)(a)(b)	250	241,875
NCR Corp.
4.63%, 02/15/21 (Call 03/04/19)	250	246,875
5.00%, 07/15/22 (Call 03/04/19)	175	171,990
5.88%, 12/15/21 (Call 03/04/19)	100	100,375
6.38%, 12/15/23 (Call 03/04/19)(b)	250	250,625
Unisys Corp., 10.75%, 04/15/22 (Call 04/15/20)(a)	300	326,658
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	375	312,656
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	785	730,050

		6,370,660

Cosmetics & Personal Care — 0.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)	150	151,500
Avon Products Inc.
6.60%, 03/15/20	75	75,000
7.00%, 03/15/23	225	202,500
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	200	180,000
Edgewell Personal Care Co.
4.70%, 05/19/21(b)	200	201,500
4.70%, 05/24/22(b)	200	200,000
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 03/04/19)(a)	150	149,250
5.00%, 07/01/25 (Call 07/01/20)(a)	125	120,625
High Ridge Brands Co., 8.88%, 03/15/25 (Call 03/15/20)(a)	6	2,580
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/04/19)(b)	200	160,000
6.25%, 08/01/24 (Call 08/01/19)	125	68,437

		1,511,392

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc., 5.88%, 05/15/26 (Call 05/15/21)(a)(b)	325	325,699
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)(b)	200	190,500
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 03/04/19)	100	97,000
7.00%, 06/15/23 (Call 03/04/19)	50	48,750
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(b)	326	318,665
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)	315	316,575
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	325	313,163
LKQ Corp., 4.75%, 05/15/23 (Call 03/04/19)	200	201,000
Performance Food Group Inc., 5.50%, 06/01/24 (Call 06/01/19)(a)	150	147,750
Univar USA Inc., 6.75%, 07/15/23 (Call 02/11/19)(a)(b)	100	102,750

		2,061,852

Diversified Financial Services — 4.1%
Abe Investment Holdings Inc./Getty Images Inc., 10.50%, 10/16/20(a)	100	102,250
Ally Financial Inc.
4.13%, 03/30/20	150	150,188
4.13%, 02/13/22	450	451,687
4.25%, 04/15/21	450	452,250
4.63%, 05/19/22	250	254,875
4.63%, 03/30/25	75	76,379
5.13%, 09/30/24	150	155,438
5.75%, 11/20/25 (Call 10/21/25)(b)	300	314,328
8.00%, 03/15/20	200	209,250

62

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
8.00%, 11/01/31	$500	$600,000
8.00%, 11/01/31(b)	325	390,000
ASP AMC Merger Sub Inc., 8.00%, 05/15/25 (Call 05/15/20)(a)(b)	175	87,500
Blackstone CQP Holdco LP, 6.50%, 03/20/21
(Call 03/04/19)(a)	425	423,937
CNG Holdings Inc., 9.38%, 05/15/20 (Call 03/04/19)(a)	50	48,500
Credit Acceptance Corp., 7.38%, 03/15/23 (Call 03/04/19)(b)	25	25,656
Curo Group Holdings Corp., 8.25%, 09/01/25
(Call 09/01/21)(a)	225	190,969
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/20)(a)	100	90,750
8.50%, 09/15/25 (Call 09/15/21)(a)	150	131,625
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(a)	175	183,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 03/04/19)	375	377,854
6.00%, 08/01/20 (Call 03/04/19)	550	554,812
6.25%, 02/01/22 (Call 03/04/19)	375	385,196
6.38%, 12/15/25 (Call 12/15/20)	250	255,312
6.75%, 02/01/24 (Call 02/01/20)	225	231,750
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(a)	115	116,006
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/24 (Call 08/15/20)(a)	400	380,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)	175	175,875
5.25%, 10/01/25 (Call 10/01/20)(a)	125	115,938
Lincoln Finance Ltd., 7.38%, 04/15/21 (Call 02/11/19)(a)	200	202,000
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)(a)(b)	225	221,063
6.38%, 02/01/24 (Call 02/01/21)(a)	85	85,850
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	300	294,990
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(a)	265	268,233
9.13%, 07/15/26 (Call 07/15/21)(a)	215	217,666
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 03/04/19)	415	413,962
Navient Corp.
5.00%, 10/26/20(b)	175	175,656
5.50%, 01/25/23	275	265,375
5.63%, 08/01/33	225	171,563
5.88%, 03/25/21	250	254,920
5.88%, 10/25/24	125	117,500
6.13%, 03/25/24	300	287,062
6.50%, 06/15/22	250	255,387
6.63%, 07/26/21	225	231,188
6.75%, 06/25/25	175	168,219
6.75%, 06/15/26	210	197,921
7.25%, 01/25/22(b)	375	389,062
7.25%, 09/25/23	150	152,625
8.00%, 03/25/20	220	229,075
NFP Corp., 6.88%, 07/15/25 (Call 07/15/20)(a)	250	237,500
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 03/04/19)(a)	150	137,063
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/19)(a)	25	25,313
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	325	293,312
5.75%, 05/01/25 (Call 05/01/20)(a)	450	434,250

Security	Par (000)	Value

Diversified Financial Services (continued)
Springleaf Finance Corp.
5.25%, 12/15/19	$275	$276,719
5.63%, 03/15/23	285	280,725
6.00%, 06/01/20	100	101,625
6.13%, 05/15/22(b)	325	334,074
6.88%, 03/15/25	405	387,281
7.13%, 03/15/26	600	571,500
7.75%, 10/01/21	250	263,125
8.25%, 12/15/20	225	240,187
8.25%, 10/01/23	50	53,750
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(a)(b)	150	148,125
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)	165	150,150
Travelport Corporate Finance PLC, 6.00%, 03/15/26 (Call 03/15/21)(a)(b)	145	149,984
Vantiv LLC/Vanity Issuer Corp., 4.38%, 11/15/25 (Call 11/15/20)(a)	200	191,996
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(a)(b)	200	203,000
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 07/15/20)(a)	25	22,000

		16,033,134

Electric — 2.0%
AES Corp./VA
4.00%, 03/15/21	50	49,875
4.50%, 03/15/23 (Call 03/15/20)	200	201,000
4.88%, 05/15/23 (Call 03/04/19)(b)	250	252,500
5.13%, 09/01/27 (Call 09/01/22)(b)	100	102,000
5.50%, 04/15/25 (Call 04/15/20)	145	149,350
6.00%, 05/15/26 (Call 05/15/21)	175	184,406
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)	375	356,250
5.38%, 01/15/23 (Call 03/04/19)(b)	350	340,375
5.50%, 02/01/24 (Call 03/04/19)(b)	240	227,100
5.75%, 01/15/25 (Call 10/15/19)(b)	550	518,375
5.88%, 01/15/24 (Call 03/04/19)(a)	165	165,000
6.00%, 01/15/22 (Call 03/04/19)(a)	300	302,250
Clearway Energy Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	250	231,875
5.75%, 10/15/25 (Call 10/15/21)(a)	175	161,656
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(b)	187	198,688
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	200	199,000
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(e)(f)	400	408,000
InterGen NV, 7.00%, 06/30/23 (Call 03/04/19)(a)	200	175,000
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)	200	190,560
4.50%, 09/15/27 (Call 06/15/27)(a)	125	113,672
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	250	253,250
6.25%, 05/01/24 (Call 05/01/19)	314	324,990
6.63%, 01/15/27 (Call 07/15/21)(b)	300	315,816
7.25%, 05/15/26 (Call 05/15/21)(b)	450	486,360
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)(b)	225	175,500
9.50%, 07/15/22 (Call 07/15/20)(a)	150	153,000
10.50%, 01/15/26 (Call 01/15/22)(a)	200	185,000
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)(b)	50	47,750

63

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Vistra Energy Corp.
5.88%, 06/01/23 (Call 03/04/19)	$75	$76,688
7.38%, 11/01/22 (Call 03/04/19)	550	572,000
7.63%, 11/01/24 (Call 11/01/19)	370	393,125
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 09/01/21)(a)	315	318,937
5.63%, 02/15/27 (Call 02/15/22)(a)	270	271,350

		8,100,698

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)	150	142,875
6.38%, 07/15/26 (Call 07/15/21)(a)	165	160,463
7.75%, 01/15/27 (Call 01/15/22)(a)	100	103,035
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(a)	25	24,813
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 03/04/19)	161	162,207
5.38%, 06/15/24 (Call 06/15/19)	100	98,750

		692,143

Electronics — 0.3%
Ingram Micro Inc., 5.45%, 12/15/24 (Call 09/15/24)(b)	200	195,235
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(a)(b)	100	95,345
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)	100	103,000
Sensata Technologies BV
4.88%, 10/15/23(a)	350	350,875
5.00%, 10/01/25(a)	250	251,250
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)	25	23,125

		1,018,830

Energy - Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 03/04/19)	50	52,094
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	200	195,500
5.00%, 01/31/28 (Call 07/31/27)(a)	280	260,050

		507,644

Engineering & Construction — 0.4%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	275	259,187
5.88%, 10/15/24 (Call 07/15/24)	325	338,325
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	300	268,125
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)	85	84,363
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	50	51,500
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/21)(a)	85	81,175
StandardAero Aviation Holdings Inc., 10.00%, 07/15/23 (Call 03/04/19)(a)	100	107,875
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)	150	140,250
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(a)	200	197,804
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25 (Call 08/15/20)	50	46,000
Zachry Holdings Inc., 7.50%, 02/01/20 (Call 03/04/19)(a)(b)	49	48,694

		1,623,298

Entertainment — 2.0%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	175	161,420
5.88%, 02/15/22 (Call 03/04/19)(b)	200	199,750
5.88%, 11/15/26 (Call 11/15/21)(b)	225	202,500
6.13%, 05/15/27 (Call 05/15/22)	115	102,350

Security	Par (000)	Value

Entertainment (continued)
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	$75	$78,938
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	575	538,344
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	150	150,750
5.38%, 04/15/27 (Call 04/15/22)(b)	200	198,750
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	200	191,750
Cinemark USA Inc.
4.88%, 06/01/23 (Call 03/04/19)	290	287,100
5.13%, 12/15/22 (Call 03/04/19)	100	99,750
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(a)	200	202,950
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 03/04/19)(a)	200	177,380
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/20)(a)	50	49,250
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	300	301,725
6.00%, 09/15/26 (Call 09/15/21)(a)(b)	135	134,662
7.00%, 08/01/23 (Call 03/04/19)(b)	200	209,000
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24 (Call 06/15/19)(a)	100	106,068
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)	150	141,375
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	600	621,000
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	200	202,750
6.50%, 02/15/25 (Call 08/15/24)(a)	400	416,320
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(a)	25	26,258
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)(a)	150	147,750
5.63%, 03/15/26 (Call 03/15/21)(a)	55	55,550
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/19)(a)(b)	175	168,875
National CineMedia LLC
5.75%, 08/15/26 (Call 08/15/21)	25	22,500
6.00%, 04/15/22 (Call 03/04/19)	200	201,500
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)(b)	100	94,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 03/04/19)(a)	163	162,592
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	380	360,164
6.63%, 05/15/21 (Call 03/04/19)	100	99,000
10.00%, 12/01/22 (Call 03/04/19)	725	762,156
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(a)	400	396,000
5.50%, 04/15/27 (Call 04/15/22)(a)	100	99,250
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	335	340,125
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)(a)	50	49,000
5.00%, 08/01/23 (Call 08/01/19)(a)	100	99,250
5.50%, 04/15/26 (Call 04/15/21)(a)(b)	105	103,688

		7,961,540

Environmental Control — 0.4%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/15/19)(a)	200	200,500
Clean Harbors Inc., 5.13%, 06/01/21 (Call 03/04/19)	200	198,500

64

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/04/19)	$150	$149,625
5.88%, 07/01/25 (Call 07/01/20)	100	98,000
6.00%, 01/01/27 (Call 01/01/22)	125	119,688
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(a)(b)	150	140,250
5.63%, 05/01/22 (Call 05/01/19)(a)(b)	100	96,094
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(a)	150	138,780
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 03/04/19)(a)	205	201,412
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	105	101,850

		1,444,699

Food — 1.8%
Albertsons Companies LLC/Safeway Inc./New Albertson's LP/Albertson's LLC
5.75%, 03/15/25 (Call 09/15/19)	450	421,312
6.63%, 06/15/24 (Call 06/15/19)	300	296,250
7.50%, 03/15/26 (Call 03/15/22)(a)	15	15,038
B&G Foods Inc.
4.63%, 06/01/21 (Call 03/04/19)(b)	250	251,325
5.25%, 04/01/25 (Call 04/01/20)	300	294,150
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 03/04/19)(a)(b)	200	197,000
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/20)(a)(b)	175	149,625
Darling Ingredients Inc., 5.38%, 01/15/22 (Call 03/04/19)	300	301,500
Dean Foods Co., 6.50%, 03/15/23 (Call 03/04/19)(a)(b)	225	175,113
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/20)(a)	75	68,250
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)	200	172,500
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/19)(a)	175	131,250
Ingles Markets Inc., 5.75%, 06/15/23 (Call 03/04/19)(b)	250	252,500
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	250	248,750
4.88%, 11/01/26 (Call 11/01/21)(a)	290	287,535
Matterhorn Merger Sub LLC/Matterhorn Finance Sub Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)	100	89,000
New Albertsons LP
7.45%, 08/01/29	275	241,230
8.00%, 05/01/31	100	89,760
Pilgrim's Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	325	318,500
5.88%, 09/30/27 (Call 09/30/22)(a)	275	265,375
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	525	496,230
5.50%, 03/01/25 (Call 03/01/20)(a)	350	346,500
5.63%, 01/15/28 (Call 12/01/22)(a)	350	335,559
5.75%, 03/01/27 (Call 03/01/22)(a)	425	416,419
Safeway Inc., 7.25%, 02/01/31(b)	200	179,000
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)	200	177,650
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(a)(b)	200	163,500
7.75%, 01/15/24 (Call 01/15/21)(a)	125	128,750
Tesco PLC, 6.15%, 11/15/37(a)	200	206,755
TreeHouse Foods Inc., 6.00%, 02/15/24 (Call 03/04/19)(a)(b)	350	359,590
U.S. Foods Inc., 5.88%, 06/15/24 (Call 06/15/19)(a)	200	203,458

		7,279,374

Security	Par (000)	Value

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	$165	$162,113
5.00%, 04/01/25 (Call 04/01/20)(a)	225	226,125
5.00%, 02/01/28 (Call 02/01/23)(a)	325	317,281
5.13%, 01/15/24 (Call 03/04/19)	300	303,123

		1,008,642

Forest Products & Paper — 0.3%
Cascades Inc.
5.50%, 07/15/22 (Call 03/04/19)(a)	250	248,750
5.75%, 07/15/23 (Call 03/04/19)(a)	26	25,285
Clearwater Paper Corp., 4.50%, 02/01/23 (Call 03/04/19)	200	185,500
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)	75	69,563
7.38%, 01/15/25 (Call 01/15/21)(a)	175	178,062
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 03/04/19)	150	148,671
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)	75	72,000
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	100	113,750

		1,041,581

Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	307	300,860
5.63%, 05/20/24 (Call 03/20/24)	230	227,125
5.75%, 05/20/27 (Call 02/20/27)	125	119,375
5.88%, 08/20/26 (Call 05/20/26)	175	172,427
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 03/04/19)(a)(b)	200	186,500
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	150	135,562
7.50%, 11/01/23 (Call 11/01/19)	220	222,816
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(a)	160	156,000
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	90	88,763

		1,609,428

Hand & Machine Tools — 0.1%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 03/04/19)(a)(b)	150	135,000
CFX Escrow Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	60	60,000
6.38%, 02/15/26 (Call 02/15/22)(a)	30	30,000

		225,000

Health Care - Products — 1.2%
Agiliti Health Inc., 7.63%, 08/15/20 (Call 02/04/19)	200	200,000
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	525	536,812
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	625	643,750
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 03/04/19)(a)	325	337,740
10.75%, 04/15/20 (Call 02/15/19)	50	50,125
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)(a)(b)	100	99,000
5.75%, 09/01/23 (Call 03/04/19)(a)	50	51,375
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(b)	375	368,295
4.63%, 02/01/28 (Call 02/01/23)(a)	100	96,500
Immucor Inc., 11.13%, 02/15/22 (Call 03/04/19)(a)(b)	100	102,000

65

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/19)(a)	$200	$204,000
12.50%, 11/01/21 (Call 05/01/19)(a)	175	189,438
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	200	153,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 03/04/19)(a)	250	247,187
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	250	193,750
5.63%, 10/15/23 (Call 03/04/19)(a)(b)	250	210,937
5.75%, 08/01/22 (Call 03/04/19)(a)(b)	225	204,188
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/04/19)(a)	450	434,250
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 03/04/19)(a)	175	176,313
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	150	146,250
4.88%, 06/01/26 (Call 06/01/21)	150	150,705

		4,796,115

Health Care - Services — 6.1%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 03/04/19)(b)	400	393,000
6.50%, 03/01/24 (Call 03/04/19)	100	98,500
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)	200	207,500
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 03/04/19)(a)	150	129,750
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/20)(a)(b)	125	121,250
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	200	203,560
4.75%, 01/15/25 (Call 01/15/20)(b)	425	430,844
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	665	686,612
5.63%, 02/15/21 (Call 03/04/19)(b)	375	380,625
6.13%, 02/15/24 (Call 03/04/19)	315	329,963
Charles River Laboratories International Inc., 5.50%, 04/01/26 (Call 04/01/21)(a)(b)	250	255,000
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 03/04/19)	340	326,825
6.25%, 03/31/23 (Call 03/31/20)	1,050	1,002,750
6.88%, 02/01/22 (Call 03/04/19)(b)	675	383,704
8.13%, 06/30/24 (Call 06/30/21)(a)	450	356,625
8.63%, 01/15/24 (Call 01/15/21)(a)	400	412,000
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(g)	600	513,000
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	525	505,312
5.13%, 07/15/24 (Call 07/15/19)(b)	600	592,680
5.75%, 08/15/22 (Call 03/04/19)	300	304,875
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 03/04/19)(a)(b)(c)	175	175,000
Encompass Health Corp.
5.75%, 11/01/24 (Call 03/04/19)	450	455,062
5.75%, 09/15/25 (Call 09/15/20)(b)	100	101,000
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	420	382,987
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)	100	93,500
HCA Healthcare Inc., 6.25%, 02/15/21	420	437,850
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	550	554,125
5.00%, 03/15/24	550	572,275
5.25%, 04/15/25(b)	400	423,480
5.25%, 06/15/26 (Call 12/15/25)	450	472,219
5.38%, 02/01/25	825	851,557

Security	Par (000)	Value

Health Care - Services (continued)
5.38%, 09/01/26 (Call 03/01/26)	$325	$332,618
5.63%, 09/01/28 (Call 03/01/28)	400	413,624
5.88%, 03/15/22	83	87,980
5.88%, 05/01/23	375	396,562
5.88%, 02/15/26 (Call 08/15/25)	575	606,625
5.88%, 02/01/29 (Call 08/01/28)	345	361,388
7.50%, 02/15/22	550	602,250
7.50%, 11/06/33	50	55,250
Magellan Health Inc., 4.40%, 09/22/24 (Call 07/22/24)	200	188,509
MEDNAX Inc.
5.25%, 12/01/23 (Call 03/04/19)(a)	275	275,688
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	165	166,238
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)(a)	100	98,000
5.38%, 11/15/22 (Call 08/15/22)	250	255,000
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)	550	546,150
One Call Corp., 10.00%, 10/01/24 (Call 07/01/19)(a)	100	77,500
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/19)(a)(c)	395	382,162
Quorum Health Corp., 11.63%, 04/15/23 (Call 04/15/19)(b)	150	138,000
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/19)(a)	275	290,125
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	475	473,955
Select Medical Corp., 6.38%, 06/01/21 (Call 03/04/19)	275	276,375
Surgery Center Holdings Inc. 6.75%, 07/01/25 (Call 07/01/20)(a)	109	100,825
8.88%, 04/15/21 (Call 03/04/19)(a)	100	102,000
Syneos Health Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., 7.50%, 10/01/24 (Call 10/01/19)(a)	200	210,750
Tenet Healthcare Corp.
4.38%, 10/01/21(b)	325	324,594
4.50%, 04/01/21	250	250,500
4.63%, 07/15/24 (Call 07/15/20)	625	612,175
4.75%, 06/01/20	40	40,300
5.13%, 05/01/25 (Call 05/01/20)	475	464,113
6.00%, 10/01/20	660	681,648
6.25%, 02/01/27 (Call 02/01/22)(a)	150	150,938
6.75%, 06/15/23(b)	700	688,625
6.88%, 11/15/31	100	88,500
7.00%, 08/01/25 (Call 08/01/20)	150	145,125
7.50%, 01/01/22 (Call 02/22/19)(a)	300	311,700
8.13%, 04/01/22	950	993,937
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	425	431,375
5.38%, 08/15/26 (Call 08/15/21)(a)	205	208,588
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)	300	271,500

		24,254,622

Holding Companies - Diversified — 0.1%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(a)	75	75,984
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	200	198,750
Stena AB, 7.00%, 02/01/24(a)(b)	125	115,313
Trident Merger Sub Inc., 6.63%, 11/01/25 (Call 11/01/20)(a)	25	23,250

		413,297

66

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 2.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 08/01/25 (Call 08/01/20)(a)	$75	$66,938
6.88%, 02/15/21 (Call 03/04/19)(a)	50	48,750
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	100	85,000
6.75%, 03/15/25 (Call 03/15/20)	25	22,375
8.75%, 03/15/22 (Call 03/15/19)	300	313,650
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)(a)	75	70,500
6.50%, 12/15/20 (Call 03/04/19)(a)	325	325,406
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 03/04/19)(a)	165	161,700
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)	67	61,640
6.88%, 05/15/22 (Call 03/04/19)	100	100,490
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(a)	160	135,200
10.50%, 07/15/24 (Call 07/15/20)(a)	120	94,800
KB Home
7.00%, 12/15/21 (Call 09/15/21)	50	52,563
7.50%, 09/15/22(b)	400	424,500
8.00%, 03/15/20	50	52,063
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)(b)	100	98,000
4.13%, 01/15/22 (Call 10/15/21)	175	174,177
4.50%, 06/15/19 (Call 04/16/19)(b)	150	150,000
4.50%, 04/30/24 (Call 01/31/24)(b)	150	147,375
4.75%, 04/01/21 (Call 02/01/21)	170	171,912
4.75%, 11/15/22 (Call 08/15/22)	200	200,750
4.75%, 05/30/25 (Call 02/28/25)	125	122,188
4.75%, 11/29/27 (Call 05/29/27)	275	260,562
4.88%, 12/15/23 (Call 09/15/23)(b)	120	120,000
5.00%, 06/15/27 (Call 12/15/26)	100	94,750
5.25%, 06/01/26 (Call 12/01/25)	225	219,375
5.38%, 10/01/22(b)	200	204,000
5.88%, 11/15/24 (Call 05/15/24)	120	122,850
6.25%, 12/15/21 (Call 06/15/21)	100	104,125
8.38%, 01/15/21	100	107,500
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	100	96,250
M/I Homes Inc.
5.63%, 08/01/25 (Call 08/01/20)	100	92,000
6.75%, 01/15/21 (Call 02/15/19)	30	30,300
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)(a)	275	255,062
6.88%, 12/15/23 (Call 12/15/19)(a)	71	69,040
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)(b)	225	226,125
6.00%, 01/15/43 (Call 10/15/42)	175	144,813
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	75	67,289
6.00%, 06/01/25 (Call 03/01/25)	200	198,000
7.00%, 04/01/22	100	105,125
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/19)	100	91,750
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	150	152,062
5.00%, 01/15/27 (Call 10/15/26)	150	144,328
5.50%, 03/01/26 (Call 12/01/25)	175	175,875
6.00%, 02/15/35	75	65,813
6.38%, 05/15/33(b)	150	139,125
7.88%, 06/15/32(b)	175	185,500

Security	Par (000)	Value

Home Builders (continued)
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 03/04/19)(a)	$150	$142,500
6.13%, 04/01/25 (Call 04/01/20)(a)(b)	158	146,150
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/19)	200	203,500
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 03/04/19)(a)	100	100,125
5.63%, 03/01/24 (Call 12/01/23)(a)(b)	100	98,000
5.88%, 04/15/23 (Call 01/15/23)(a)	175	173,250
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	100	91,000
4.38%, 04/15/23 (Call 01/15/23)	150	147,000
4.88%, 11/15/25 (Call 08/15/25)(b)	150	145,875
4.88%, 03/15/27 (Call 12/15/26)	145	139,563
5.88%, 02/15/22 (Call 11/15/21)(b)	250	260,000
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	100	86,500
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	200	192,750
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	100	88,000
6.00%, 09/01/23 (Call 09/01/20)	165	150,562
7.00%, 08/15/22 (Call 03/04/19)	100	100,500
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(a)	100	97,905
7.88%, 12/15/22 (Call 12/15/19)(a)	125	126,250

		9,041,026

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	200	191,000
5.63%, 10/15/23 (Call 03/04/19)	250	248,125

		439,125

Household Products & Wares — 0.3%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/19)(a)(b)	100	97,750
Central Garden & Pet Co.
5.13%, 02/01/28 (Call 01/01/23)	50	46,625
6.13%, 11/15/23 (Call 03/04/19)	100	102,250
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 03/04/19)(a)	275	233,063
Prestige Brands Inc.
5.38%, 12/15/21 (Call 03/04/19)(a)(b)	200	200,000
6.38%, 03/01/24 (Call 03/04/19)(a)(b)	160	159,200
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	350	344,855
6.13%, 12/15/24 (Call 12/15/19)	75	74,625
6.63%, 11/15/22 (Call 03/04/19)	102	104,550

		1,362,918

Housewares — 0.1%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	50	46,000
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/26 (Call 12/15/21)	100	94,250
6.00%, 10/15/23 (Call 02/15/19)	100	102,000

		242,250

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	320	278,400
8.13%, 02/15/24 (Call 02/15/21)(a)	230	234,025
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 02/11/19)(a)(b)	200	203,000

67

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(b)	$138	$137,688
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)	100	99,750
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(a)	200	173,000
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(e)(f)	150	144,750
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(a)(b)	125	119,375
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(b)	125	126,563
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	235	226,187
Genworth Holdings Inc.
4.80%, 02/15/24	100	86,250
4.90%, 08/15/23	78	68,445
6.50%, 06/15/34	100	82,750
7.20%, 02/15/21	200	200,000
7.63%, 09/24/21	225	226,125
7.70%, 06/15/20	165	168,300
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	415	402,550
Liberty Mutual Group Inc., 7.80%, 03/15/37(a)(b)	200	225,750
MGIC Investment Corp., 5.75%, 08/15/23(b)	250	256,250
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	75	73,088
USIS Merger Sub Inc., 6.88%, 05/01/25 (Call 05/01/20)(a)	200	192,000
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)(e)(f)	100	83,000
5.65%, 05/15/53 (Call 05/15/23)(e)(f)	250	242,500

		4,049,746

Internet — 1.4%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	175	177,800
EIG Investors Corp., 10.88%, 02/01/24 (Call 03/04/19)	66	69,300
Match Group Inc.
5.00%, 12/15/27 (Call 12/15/22)(a)	200	196,040
6.38%, 06/01/24 (Call 06/01/19)	50	52,250
Netflix Inc.
4.38%, 11/15/26(b)	300	284,062
4.88%, 04/15/28(b)	600	570,750
5.38%, 02/01/21	180	184,275
5.50%, 02/15/22(b)	275	285,464
5.75%, 03/01/24(b)	125	130,156
5.88%, 02/15/25(b)	225	233,089
5.88%, 11/15/28(a)	650	658,937
6.38%, 05/15/29(a)(b)	280	288,400
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	100	98,531
4.20%, 09/15/20	250	250,590
5.00%, 04/15/25 (Call 04/15/20)(a)	350	348,343
VeriSign Inc.
4.63%, 05/01/23 (Call 03/04/19)	250	251,563
4.75%, 07/15/27 (Call 07/15/22)	200	199,200
5.25%, 04/01/25 (Call 01/01/25)	175	180,390
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	550	531,404
6.00%, 04/01/23 (Call 03/04/19)	325	326,625
6.38%, 05/15/25 (Call 05/15/20)(b)	425	414,906

		5,732,075

Iron & Steel — 0.8%
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	125	101,563
7.00%, 03/15/27 (Call 03/15/22)	100	81,250

Security	Par (000)	Value

Iron & Steel (continued)
7.50%, 07/15/23 (Call 07/15/19)	$100	$101,750
7.63%, 10/01/21 (Call 03/04/19)	125	120,625
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	100	101,352
7.88%, 08/15/23 (Call 05/15/23)(b)	225	239,906
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)	225	223,312
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	225	236,250
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	125	120,313
5.75%, 03/01/25 (Call 03/01/20)	325	314,437
6.25%, 10/01/40	125	102,500
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)	100	96,000
5.38%, 07/15/27 (Call 07/15/22)	50	45,500
5.75%, 04/15/26 (Call 04/15/21)	200	189,500
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)	100	95,000
5.13%, 10/01/21 (Call 03/04/19)	300	302,250
5.25%, 04/15/23 (Call 03/04/19)	200	202,500
5.50%, 10/01/24 (Call 10/01/19)	150	154,845
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	190	172,188
6.65%, 06/01/37	100	83,500
6.88%, 08/15/25 (Call 08/15/20)	275	260,562

		3,345,103

Leisure Time — 0.5%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 03/04/19)(a)(b)	160	157,270
Carlson Travel Inc., 6.75%, 12/15/23 (Call 12/15/19)(a)	200	198,360
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)	160	153,800
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 03/04/19)(a)	200	203,750
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 03/04/19)(a)	201	202,256
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 03/04/19)(a)	150	152,250
5.38%, 04/15/23 (Call 03/04/19)(a)	175	177,188
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/20)(a)(b)	175	187,469
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	295	288,362
6.25%, 05/15/25 (Call 05/15/20)(a)	100	100,000
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 03/04/19)	100	92,500
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	150	146,235

		2,059,440

Lodging — 1.9%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)	140	140,000
6.38%, 04/01/26 (Call 04/01/21)	275	280,500
6.88%, 05/15/23 (Call 02/15/19)	300	311,814
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)(b)	170	167,450
10.75%, 09/01/24 (Call 09/01/19)(a)(b)	175	159,250
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	225	220,455
5.13%, 05/01/26 (Call 05/01/21)(a)	525	528,937
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	100	101,250

68

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	$400	$394,000
4.88%, 04/01/27 (Call 04/01/22)	190	187,825
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 03/04/19)(a)	225	232,313
10.25%, 11/15/22 (Call 11/15/19)(a)(b)	100	107,750
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(a)	265	268,312
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	125	117,500
5.75%, 06/15/25 (Call 03/15/25)(b)	329	330,645
6.00%, 03/15/23	375	389,062
6.63%, 12/15/21	350	369,670
6.75%, 10/01/20(b)	300	313,143
7.75%, 03/15/22	400	434,500
8.63%, 02/01/19	150	150,000
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/20)(a)(b)	225	214,875
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/20)(a)	25	23,938
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	150	141,375
4.25%, 03/01/22 (Call 12/01/21)	150	150,000
5.40%, 04/01/24 (Call 02/01/24)	150	145,125
5.63%, 03/01/21	50	51,000
5.75%, 04/01/27 (Call 01/01/27)	100	95,500
6.35%, 10/01/25 (Call 07/01/25)	150	149,625
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)(b)	265	265,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	200	195,250
5.25%, 05/15/27 (Call 02/15/27)(a)	270	252,450
5.50%, 03/01/25 (Call 12/01/24)(a)	650	632,125

		7,520,639

Machinery — 0.5%
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/21)(a)(b)	200	202,000
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)	125	123,750
Cloud Crane LLC, 10.13%, 08/01/24 (Call 08/01/19)(a)(b)	225	239,625
Manitowoc Co. Inc. (The), 12.75%, 08/15/21 (Call 03/04/19)(a)	100	106,625
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	225	226,125
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	175	168,875
SPX FLOW Inc.
5.63%, 08/15/24 (Call 08/15/19)(a)	100	98,000
5.88%, 08/15/26 (Call 08/15/21)(a)	150	147,750
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)	95	95,986
Tennant Co., 5.63%, 05/01/25 (Call 05/01/20)	50	49,375
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)(b)	130	125,775
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)(b)	150	131,250
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)	275	255,750
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 03/04/19)(a)(c)	125	119,063

		2,089,949

Security	Par (000)	Value

Manufacturing — 0.4%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/04/19)(a)	$150	$148,500
5.38%, 09/15/24 (Call 09/15/19)(a)	100	96,000
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)(a)(b)	75	74,625
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	125	118,125
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 02/15/19)(a)(b)	368	369,951
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(a)(b)	250	222,500
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	170	172,975
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	200	185,559

		1,388,235

Media — 9.4%
Altice Financing SA
6.63%, 02/15/23 (Call 03/04/19)(a)(b)	600	603,180
7.50%, 05/15/26 (Call 05/15/21)(a)	850	805,375
Altice Finco SA
7.63%, 02/15/25 (Call 02/15/20)(a)	200	167,750
8.13%, 01/15/24 (Call 03/04/19)(a)	200	195,333
Altice France SA/France
6.25%, 05/15/24 (Call 05/15/19)(a)(b)	525	514,657
7.38%, 05/01/26 (Call 05/01/21)(a)	1,750	1,686,545
8.13%, 02/01/27 (Call 02/01/22)(a)	600	589,440
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(a)	400	340,000
7.75%, 05/15/22 (Call 03/04/19)(a)	1,000	970,000
AMC Networks Inc.
4.75%, 12/15/22 (Call 03/04/19)	150	150,375
4.75%, 08/01/25 (Call 08/01/21)	300	289,875
5.00%, 04/01/24 (Call 04/01/20)	325	322,562
Block Communications Inc., 6.88%, 02/15/25 (Call 02/15/20)(a)(b)	125	128,125
Cable One Inc., 5.75%, 06/15/22 (Call 03/04/19)(a)	200	203,250
Cablevision Systems Corp.
5.88%, 09/15/22(b)	175	175,875
8.00%, 04/15/20	100	104,000
CBS Radio Inc., 7.25%, 11/01/24 (Call 11/01/19)(a)(b)	120	113,100
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)	125	121,919
5.00%, 02/01/28 (Call 08/01/22)(a)	875	831,250
5.13%, 02/15/23 (Call 03/04/19)(b)	350	353,500
5.13%, 05/01/23 (Call 03/04/19)(a)	450	456,021
5.13%, 05/01/27 (Call 05/01/22)(a)	1,150	1,111,153
5.25%, 09/30/22 (Call 03/04/19)	275	278,004
5.38%, 05/01/25 (Call 05/01/20)(a)	250	251,325
5.50%, 05/01/26 (Call 05/01/21)(a)	350	349,125
5.75%, 09/01/23 (Call 03/04/19)(b)	250	253,750
5.75%, 01/15/24 (Call 03/04/19)	375	382,500
5.75%, 02/15/26 (Call 02/15/21)(a)	850	862,750
5.88%, 04/01/24 (Call 04/01/19)(a)(b)	500	512,620
5.88%, 05/01/27 (Call 05/01/21)(a)	350	350,980
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/19)(a)	225	152,510
Clear Channel Worldwide Holdings Inc.
Series A, 6.50%, 11/15/22 (Call 03/04/19)	250	255,625
Series B, 6.50%, 11/15/22 (Call 03/04/19)(b)	600	613,500
Series B, 7.63%, 03/15/20 (Call 03/04/19)	700	699,125
CSC Holdings LLC
5.13%, 12/15/21 (Call 02/11/19)(a)	400	400,620
5.25%, 06/01/24	250	240,000
5.38%, 07/15/23 (Call 02/11/19)(a)	275	278,011
5.38%, 02/01/28 (Call 02/01/23)(a)	400	384,500

69

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 05/15/26 (Call 05/15/21)(a)	$600	$594,000
5.50%, 04/15/27 (Call 04/15/22)(a)	400	390,992
6.50%, 02/01/29 (Call 02/01/24)(a)	500	506,562
6.63%, 10/15/25 (Call 10/15/20)(a)	400	418,500
6.75%, 11/15/21	300	315,090
7.50%, 04/01/28 (Call 04/01/23)(a)	400	411,000
7.75%, 07/15/25 (Call 07/15/20)(a)	200	209,500
10.13%, 01/15/23 (Call 02/11/19)(a)	600	647,880
10.88%, 10/15/25 (Call 10/15/20)(a)	400	461,076
DISH DBS Corp.
5.00%, 03/15/23(b)	500	435,000
5.13%, 05/01/20	300	300,750
5.88%, 07/15/22	825	783,750
5.88%, 11/15/24	700	580,125
6.75%, 06/01/21	550	560,180
7.75%, 07/01/26	650	559,000
7.88%, 09/01/19	250	254,375
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 05/15/20)(a)(b)	75	71,625
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)	250	242,969
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	200	196,500
7.00%, 05/15/27 (Call 05/15/22)(a)	220	227,788
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/04/19)(a)	300	302,250
Liberty Interactive LLC
8.25%, 02/01/30	150	151,875
8.50%, 07/15/29(b)	100	101,500
McClatchy Co. (The), 9.00%, 07/15/26 (Call 07/15/22)(a)	169	165,620
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/19)(a)	75	55,875
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)(b)	450	463,500
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 03/04/19)(a)	319	328,570
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	175	169,313
5.88%, 11/15/22 (Call 02/11/19)	175	177,188
6.13%, 02/15/22 (Call 02/11/19)(a)	200	201,500
Quebecor Media Inc., 5.75%, 01/15/23	300	309,000
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)(a)(b)	125	115,938
6.88%, 02/15/23 (Call 02/15/20)(a)	100	96,125
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(a)	50	45,000
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)	100	91,000
5.38%, 04/01/21 (Call 02/15/19)	125	125,156
5.63%, 08/01/24 (Call 08/01/19)(a)	250	242,125
5.88%, 03/15/26 (Call 03/15/21)(a)	75	72,000
6.13%, 10/01/22 (Call 02/15/19)	200	203,500
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	275	270,875
4.63%, 05/15/23 (Call 03/04/19)(a)(b)	250	249,688
5.00%, 08/01/27 (Call 08/01/22)(a)	500	483,125
5.38%, 04/15/25 (Call 04/15/20)(a)	250	253,125
5.38%, 07/15/26 (Call 07/15/21)(a)	290	287,462
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	650	675,187
TEGNA Inc.
5.13%, 10/15/19 (Call 03/04/19)(b)	250	250,313
5.13%, 07/15/20 (Call 03/04/19)	125	125,313
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	134	131,963
6.38%, 10/15/23 (Call 03/04/19)	200	203,000

Security	Par (000)	Value

Media (continued)
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	$200	$189,000
Townsquare Media Inc., 6.50%, 04/01/23 (Call 03/04/19)(a)	100	92,500
Tribune Media Co., 5.88%, 07/15/22 (Call 02/11/19)	450	457,875
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)	400	413,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(a)	400	406,500
Univision Communications Inc.
5.13%, 05/15/23 (Call 03/04/19)(a)	475	444,125
5.13%, 02/15/25 (Call 02/15/20)(a)	425	387,281
6.75%, 09/15/22 (Call 03/04/19)(a)(b)	150	150,563
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	125	115,000
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	325	312,812
Urban One Inc., 7.38%, 04/15/22 (Call 03/04/19)(a)(b)	100	96,000
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)(f)	175	168,889
6.25%, 02/28/57 (Call 02/28/27)(e)(f)	225	216,858
Videotron Ltd.
5.00%, 07/15/22	175	179,935
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	175	175,438
5.38%, 06/15/24 (Call 03/15/24)(a)	220	229,768
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(a)	200	197,076
6.00%, 10/15/24 (Call 10/15/19)	200	202,560
Virgin Media Secured Finance PLC
5.25%, 01/15/21	200	201,062
5.25%, 01/15/26 (Call 01/15/20)(a)	400	394,000
5.50%, 08/15/26 (Call 08/15/21)(a)	200	196,500
Ziggo Bond Co. BV
5.88%, 01/15/25 (Call 01/15/20)(a)	200	187,500
6.00%, 01/15/27 (Call 01/15/22)(a)	125	115,156
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)	600	567,000

		37,108,376

Metal Fabricate & Hardware — 0.4%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(a)(b)	250	252,500
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 03/04/19)(a)	100	81,500
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)	525	506,625
6.25%, 08/15/24 (Call 08/15/19)(a)	365	367,281
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	100	97,250
TriMas Corp., 4.88%, 10/15/25 (Call 10/15/20)(a)	100	97,000
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 06/15/19)(a)	200	212,500

		1,614,656

Mining — 2.1%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)	200	202,500
6.75%, 09/30/24 (Call 09/30/19)(a)	200	208,332
7.00%, 09/30/26 (Call 09/30/21)(a)	200	211,000
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)	125	129,375
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/19)(a)	125	123,125
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)	75	69,750
Constellium NV
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	250	239,375
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	250	248,750
Eldorado Gold Corp., 6.13%, 12/15/20 (Call 03/04/19)(a)(b)	250	238,125

70

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/04/19)(a)	$150	$128,250
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)	265	264,255
5.13%, 03/15/23 (Call 12/15/22)(a)	160	159,200
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	275	271,562
Freeport-McMoRan Inc.
3.10%, 03/15/20	325	321,344
3.55%, 03/01/22 (Call 12/01/21)	640	619,200
3.88%, 03/15/23 (Call 12/15/22)	650	621,562
4.00%, 11/14/21	215	212,312
4.55%, 11/14/24 (Call 08/14/24)	325	311,594
5.40%, 11/14/34 (Call 05/14/34)	300	266,250
5.45%, 03/15/43 (Call 09/15/42)	550	473,000
6.88%, 02/15/23 (Call 02/15/20)	270	282,150
Hecla Mining Co., 6.88%, 05/01/21 (Call 03/04/19)(b)	350	350,679
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 07/15/19)(a)	200	206,000
7.63%, 01/15/25 (Call 01/15/20)(a)	200	205,500
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	150	146,438
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/19)(a)	200	206,970
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)	75	74,813
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/19)(a)(b)	25	25,250
New Gold Inc.
6.25%, 11/15/22 (Call 02/07/19)(a)	225	207,563
6.38%, 05/15/25 (Call 05/15/20)(a)	11	9,274
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(a)	250	249,050
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	300	273,750
5.40%, 02/01/43 (Call 08/01/42)	25	23,750
6.00%, 08/15/40 (Call 02/15/40)	200	200,500
6.13%, 10/01/35	200	209,000
6.25%, 07/15/41 (Call 01/15/41)	150	156,375
8.50%, 06/01/24 (Call 06/01/19)(a)	225	242,435

		8,388,358

Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/04/19)(b)	125	125,313
5.00%, 09/01/25 (Call 03/01/20)	250	248,125
5.50%, 12/01/24 (Call 06/01/24)(b)	175	181,037
Pitney Bowes Inc.
3.88%, 10/01/21 (Call 09/01/21)	200	195,500
4.38%, 05/15/22 (Call 04/15/22)	200	187,050
4.63%, 03/15/24 (Call 12/15/23)(b)	200	179,500
4.70%, 04/01/23 (Call 03/01/23)	150	138,282
Xerox Corp.
2.75%, 09/01/20	100	97,250
2.80%, 05/15/20	100	97,750
3.50%, 08/20/20	100	98,530
3.63%, 03/15/23 (Call 02/15/23)(b)	400	381,000
3.80%, 05/15/24	100	89,000
4.07%, 03/17/22	75	72,000
4.50%, 05/15/21	325	325,406
6.75%, 12/15/39	100	90,970

		2,506,713

Security	Par (000)	Value

Oil & Gas — 9.8%
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)(b)	$150	$153,750
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (Call 12/15/19)(b)	180	124,254
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(b)	200	193,000
5.13%, 12/01/22 (Call 03/04/19)(b)	325	324,594
5.38%, 11/01/21 (Call 03/04/19)	300	301,515
5.63%, 06/01/23 (Call 03/04/19)(b)	250	249,375
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	175	168,875
10.00%, 04/01/22 (Call 04/01/20)(a)(b)	351	375,131
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 03/04/19)(a)	100	95,750
Baytex Energy Corp.
5.13%, 06/01/21 (Call 03/04/19)(a)	175	171,938
5.63%, 06/01/24 (Call 06/01/19)(a)(b)	150	135,000
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(a)	125	121,250
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	210	199,895
California Resources Corp., 8.00%, 12/15/22 (Call 03/04/19)(a)(b)	765	617,263
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)(b)	175	175,437
6.38%, 07/01/26 (Call 07/01/21)(b)	125	125,313
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 03/04/19)(b)	300	281,250
7.63%, 01/15/22 (Call 03/04/19)(b)	100	93,500
7.75%, 04/15/23 (Call 03/04/19)(b)	100	87,500
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 03/04/19)(b)	250	246,875
8.25%, 07/15/25 (Call 07/15/20)	100	103,000
Centennial Resource Production LLC, 5.38%, 01/15/26 (Call 01/15/21)(a)	150	144,750
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(a)	80	61,600
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 03/04/19)	300	285,000
5.75%, 03/15/23	75	70,500
6.13%, 02/15/21	100	99,750
6.63%, 08/15/20	250	251,875
7.00%, 10/01/24 (Call 04/01/21)	295	287,994
7.50%, 10/01/26 (Call 10/01/21)	130	124,150
8.00%, 01/15/25 (Call 01/15/20)(b)	475	477,964
8.00%, 06/15/27 (Call 06/15/22)(b)	425	406,937
Citgo Holding Inc., 10.75%, 02/15/20(a)	500	508,750
CNX Resources Corp., 5.88%, 04/15/22 (Call 03/04/19)	450	447,750
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	300	277,500
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	500	494,031
4.38%, 01/15/28 (Call 10/15/27)	300	298,472
4.50%, 04/15/23 (Call 01/15/23)	320	325,984
4.90%, 06/01/44 (Call 12/01/43)	250	238,059
5.00%, 09/15/22 (Call 03/04/19)	550	552,725
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(a)	250	231,250
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	400	384,000
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 03/04/19)(b)	350	350,875

71

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Denbury Resources Inc.
4.63%, 07/15/23 (Call 03/04/19)	$75	$49,688
5.50%, 05/01/22 (Call 03/04/19)(b)	150	109,500
7.50%, 02/15/24 (Call 08/15/20)(a)	115	100,625
9.00%, 05/15/21 (Call 03/04/19)(a)	175	173,250
9.25%, 03/31/22 (Call 03/31/19)(a)	205	201,412
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	50	42,125
4.88%, 11/01/43 (Call 05/01/43)	150	92,250
5.70%, 10/15/39	250	171,250
7.88%, 08/15/25 (Call 05/15/25)	150	141,750
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)(b)	173	172,568
5.38%, 05/31/25 (Call 05/31/20)	350	358,505
Eclipse Resources Corp., 8.88%, 07/15/23 (Call 03/04/19)	150	135,750
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)(b)	200	208,500
5.75%, 01/30/28 (Call 01/30/23)(a)	200	212,500
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)(b)	100	100,330
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 02/15/20)(a)	100	107,000
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	300	222,750
5.20%, 03/15/25 (Call 12/15/24)(b)	200	149,000
5.75%, 10/01/44 (Call 04/01/44)	350	228,375
7.75%, 02/01/26 (Call 11/01/25)	395	317,234
8.00%, 01/31/24 (Call 10/31/23)	50	43,875
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 03/04/19)	65	25,350
7.75%, 05/15/26 (Call 05/15/21)(a)	375	345,469
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	250	200,000
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	200	98,750
9.38%, 05/01/24 (Call 05/01/20)(a)	225	119,813
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)(b)	215	176,300
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	150	138,750
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 03/31/19)(a)	150	133,875
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	350	329,000
6.38%, 05/15/25 (Call 05/15/20)(b)	151	143,073
6.38%, 01/15/26 (Call 01/15/21)	100	93,000
6.63%, 05/01/23 (Call 03/04/19)	107	105,997
Halcon Resources Corp., 6.75%, 02/15/25 (Call 02/15/20)	200	154,000
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26 (Call 02/15/21)(a)(b)	350	346,500
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 03/04/19)(b)	100	95,750
8.75%, 06/15/25 (Call 06/15/20)	100	97,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(a)	200	190,000
5.75%, 10/01/25 (Call 04/01/20)(a)	200	194,500
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	225	219,375
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(a)	210	183,750
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)(a)	160	154,400
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(a)(b)	200	148,000

Security	Par (000)	Value

Oil & Gas (continued)
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 03/04/19)	$50	$5,500
9.25%, 03/15/23 (Call 03/15/20)(a)	200	155,500
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 03/04/19)(b)	140	135,100
6.25%, 03/15/23 (Call 03/04/19)	125	119,650
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(a)	100	96,000
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	150	148,500
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	380	378,575
MEG Energy Corp.
6.38%, 01/30/23 (Call 03/04/19)(a)	300	265,500
6.50%, 01/15/25 (Call 01/15/20)(a)	250	245,625
7.00%, 03/31/24 (Call 03/04/19)(a)	300	264,750
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)(b)	175	156,625
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	100	97,817
4.45%, 12/01/22 (Call 09/01/22)	225	221,147
5.75%, 08/15/25 (Call 08/15/20)	175	175,630
5.88%, 12/01/42 (Call 06/01/42)	200	166,367
6.88%, 08/15/24 (Call 08/15/19)	145	152,211
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	100	98,500
6.00%, 08/15/23 (Call 03/04/19)(b)	375	380,625
Nabors Industries Inc.
4.63%, 09/15/21	250	236,562
5.00%, 09/15/20(b)	250	246,250
5.50%, 01/15/23 (Call 11/15/22)(b)	400	360,000
5.75%, 02/01/25 (Call 11/01/24)	250	217,500
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)	200	193,250
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)(b)	175	179,812
5.63%, 07/01/24	450	471,375
5.75%, 01/30/22	145	150,619
Noble Holding International Ltd.
5.25%, 03/15/42	225	135,000
6.05%, 03/01/41	250	155,000
7.75%, 01/15/24 (Call 10/15/23)(b)	200	168,000
7.88%, 02/01/26 (Call 02/01/21)(a)	310	286,750
7.95%, 04/01/25 (Call 01/01/25)(b)	125	101,250
8.95%, 04/01/45 (Call 10/01/44)	150	118,500
Northern Oil and Gas Inc. (1% PIK), 9.50%, 05/15/23 (Call 05/15/20)(c)	201	205,011
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	100	94,875
6.88%, 03/15/22 (Call 03/04/19)	316	315,210
6.88%, 01/15/23 (Call 03/04/19)	150	148,688
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(a)	315	312,637
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)	125	115,625
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	205	195,775
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	100	99,000
5.38%, 01/15/25 (Call 01/15/20)(a)	175	173,687
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	250	247,812
6.25%, 06/01/24 (Call 06/01/19)(a)	200	204,974

72

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 03/04/19)	$250	$250,550
7.25%, 06/15/25 (Call 06/15/20)	225	223,875
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	180	168,750
6.13%, 09/15/24 (Call 09/15/19)	175	170,769
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	100	85,750
7.13%, 01/15/26 (Call 11/15/20)(a)	150	137,250
7.75%, 12/15/23 (Call 12/15/19)	100	95,500
Pride International LLC, 7.88%, 08/15/40	75	59,250
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	200	193,512
5.38%, 10/01/22 (Call 07/01/22)	200	196,710
5.63%, 03/01/26 (Call 12/01/25)	150	144,000
6.88%, 03/01/21	200	207,040
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	300	270,750
5.00%, 08/15/22 (Call 05/15/22)(b)	250	242,812
5.00%, 03/15/23 (Call 12/15/22)(b)	200	191,200
5.88%, 07/01/22 (Call 04/01/22)	100	100,250
Resolute Energy Corp., 8.50%, 05/01/20 (Call 03/04/19)	200	200,500
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	150	120,000
4.88%, 06/01/22 (Call 03/01/22)	220	194,821
5.40%, 12/01/42 (Call 06/01/42)	100	63,000
5.85%, 01/15/44 (Call 07/15/43)	150	99,000
7.38%, 06/15/25 (Call 03/15/25)(b)	175	150,500
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 03/04/19)(a)(b)	75	24,750
7.38%, 11/01/21 (Call 03/04/19)(a)(b)	175	57,750
13.00%, 11/30/20 (Call 03/04/19)(a)	300	309,000
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 03/04/19)	225	39,375
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	125	105,313
7.75%, 06/15/21 (Call 03/04/19)(b)	120	22,200
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	175	168,840
6.75%, 05/01/23 (Call 03/04/19)(a)	200	204,060
6.88%, 06/30/23 (Call 03/04/19)(a)	150	151,125
SM Energy Co.
5.00%, 01/15/24 (Call 03/04/19)(b)	125	118,124
5.63%, 06/01/25 (Call 06/01/20)(b)	125	119,375
6.13%, 11/15/22 (Call 03/04/19)	200	200,500
6.63%, 01/15/27 (Call 01/15/22)	185	180,371
6.75%, 09/15/26 (Call 09/15/21)(b)	200	197,030
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	400	388,000
7.50%, 04/01/26 (Call 04/01/21)	225	231,187
7.75%, 10/01/27 (Call 10/01/22)	175	180,250
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	150	133,125
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	350	344,750
5.50%, 02/15/26 (Call 02/15/21)	225	222,185
Series WI, 5.88%, 03/15/28 (Call 03/15/23)	110	107,388
Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, 06/01/22 (Call 06/01/20)(a)	100	83,750
Teine Energy Ltd., 6.88%, 09/30/22 (Call 03/04/19)(a)	200	199,000
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	255	256,426

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(b)	$100	$96,250
6.80%, 03/15/38	275	206,937
7.25%, 11/01/25 (Call 11/01/21)(a)	225	212,625
7.50%, 01/15/26 (Call 01/15/21)(a)	225	214,031
7.50%, 04/15/31	350	286,125
8.38%, 12/15/21	300	313,500
9.00%, 07/15/23 (Call 07/15/20)(a)	500	521,715
9.35%, 12/15/41	50	46,500
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	190	190,823
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	65	66,008
Trinidad Drilling Ltd., 6.63%, 02/15/25 (Call 02/15/20)(a)	50	50,500
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)(a)	120	48,000
7.13%, 04/15/25 (Call 04/15/20)(a)	100	29,000
Unit Corp., 6.63%, 05/15/21 (Call 03/04/19)	225	212,625
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(a)	75	76,125
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/15/20)(a)	50	47,625
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(a)	175	143,938
9.75%, 04/15/23 (Call 10/15/20)(a)	125	104,375
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)(b)	225	218,812
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	350	350,000
6.25%, 04/01/23 (Call 01/01/23)	50	49,375
6.63%, 01/15/26 (Call 10/15/25)(b)	350	343,000
WildHorse Resource Development Corp., 6.88%, 02/01/25 (Call 02/01/20)(b)	295	298,628
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	225	221,625
5.75%, 06/01/26 (Call 06/01/21)	200	199,000
6.00%, 01/15/22 (Call 10/15/21)	237	240,555
8.25%, 08/01/23 (Call 06/01/23)	100	111,250

		38,600,664

Oil & Gas Services — 1.3%
Apergy Corp., 6.38%, 05/01/26 (Call 05/01/21)	65	63,944
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 03/04/19)	200	197,250
6.00%, 10/01/22 (Call 03/04/19)	50	48,750
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(a)	75	64,313
Bristow Group Inc.
6.25%, 10/15/22 (Call 03/04/19)(b)	75	34,875
8.75%, 03/01/23 (Call 03/01/20)(a)	200	167,250
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(a)	225	168,750
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 05/01/20)(a)	200	205,250
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	125	118,438
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/20)	100	97,750
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 03/04/19)	150	132,750
FTS International Inc., 6.25%, 05/01/22 (Call 03/04/19)	100	93,500
Hi-Crush Partners LP, 9.50%, 08/01/26 (Call 08/01/21)(a)(b)	140	110,600
KCA Deutag UK Finance PLC, 9.88%, 04/01/22 (Call 04/01/20)(a)(b)	400	310,000
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	50	50,750

73

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(a)	$440	$393,800
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	150	150,375
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	200	170,000
6.00%, 02/01/28 (Call 11/01/27)	100	85,500
Pioneer Energy Services Corp., 6.13%, 03/15/22 (Call 03/04/19)	75	45,375
SESI LLC
7.13%, 12/15/21 (Call 03/04/19)	175	155,312
7.75%, 09/15/24 (Call 09/15/20)	250	195,625
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	220	228,525
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	160	160,797
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 04/01/21)(b)	135	135,000
Weatherford International LLC
6.80%, 06/15/37	100	57,500
9.88%, 03/01/25	150	96,750
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(b)	170	107,950
5.13%, 09/15/20(b)	225	173,250
5.95%, 04/15/42 (Call 10/17/41)(b)	100	56,500
6.50%, 08/01/36	150	85,500
6.75%, 09/15/40(b)	200	114,000
7.00%, 03/15/38	225	129,375
7.75%, 06/15/21 (Call 05/15/21)(b)	200	170,500
8.25%, 06/15/23 (Call 03/15/23)	225	143,437
9.88%, 02/15/24 (Call 11/15/23)(b)	275	178,750
Welltec A/S, 9.50%, 12/01/22 (Call 12/01/19)(a)	200	192,500

		5,090,491

Packaging & Containers — 2.6%
ARD Finance SA (7.88% PIK), 7.13%, 09/15/23 (Call 09/15/19)(c)	125	120,625
ARD Securities Finance SARL (8.75% PIK), 8.75%, 01/31/23 (Call 09/15/19)(a)(c)	218	191,274
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(a)	125	123,725
4.63%, 05/15/23 (Call 05/15/19)(a)	400	400,000
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	600	583,500
7.25%, 05/15/24 (Call 05/15/19)(a)	500	516,875
Ball Corp.
4.00%, 11/15/23	275	275,660
4.38%, 12/15/20	200	202,750
4.88%, 03/15/26 (Call 12/15/25)	375	380,925
5.00%, 03/15/22	258	266,633
5.25%, 07/01/25	275	287,691
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	205	193,212
5.13%, 07/15/23 (Call 03/04/19)	250	250,707
5.50%, 05/15/22 (Call 03/04/19)	125	125,818
6.00%, 10/15/22 (Call 03/04/19)	140	143,150
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)	525	512,862
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	470	433,575
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	300	301,500
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	220	209,000

Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	$300	$294,000
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(a)	175	163,625
7.88%, 07/15/26 (Call 07/15/21)(a)	205	194,750
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)(b)	100	96,000
4.75%, 04/15/21 (Call 01/15/21)	150	151,125
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	85	85,531
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)	125	125,000
Multi-Color Corp., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	275	261,250
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)	50	48,375
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	225	227,250
5.38%, 01/15/25(a)	100	99,625
5.88%, 08/15/23(a)	250	258,750
6.38%, 08/15/25(a)(b)	100	104,500
Pactiv LLC, 7.95%, 12/15/25	200	198,000
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)(b)	200	180,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)	400	400,740
5.75%, 10/15/20 (Call 03/04/19)	872	875,511
7.00%, 07/15/24 (Call 07/15/19)(a)	275	281,187
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)	150	151,500
5.13%, 12/01/24 (Call 09/01/24)(a)	125	126,288
5.25%, 04/01/23 (Call 01/01/23)(a)	125	127,188
5.50%, 09/15/25 (Call 06/15/25)(a)	170	173,825
6.88%, 07/15/33(a)(b)	125	126,250
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/20)	125	120,000
W/S Packaging Holdings Inc., 9.00%, 04/15/23 (Call 04/15/20)(a)	50	50,250

		10,440,502

Pharmaceuticals — 2.2%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/04/19)(a)	400	388,000
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	550	546,563
5.63%, 12/01/21 (Call 03/04/19)(a)	175	175,219
5.88%, 05/15/23 (Call 03/04/19)(a)	1,075	1,052,156
6.13%, 04/15/25 (Call 04/15/20)(a)	1,105	1,044,225
6.50%, 03/15/22 (Call 03/15/19)(a)	350	361,813
7.00%, 03/15/24 (Call 03/15/20)(a)	850	893,010
9.00%, 12/15/25 (Call 12/15/21)(a)	425	453,156
Elanco Animal Health Inc.
3.91%, 08/27/21(a)	100	100,129
4.27%, 08/28/23 (Call 07/28/23)(a)	160	161,130
4.90%, 08/28/28 (Call 05/28/28)(a)(b)	365	377,823
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 03/04/19)(a)(b)	800	653,696
6.00%, 02/01/25 (Call 02/01/20)(a)	200	154,500
Endo Finance LLC, 5.75%, 01/15/22 (Call 03/04/19)(a)(b)	200	181,500
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 03/04/19)(a)	200	163,250
7.25%, 01/15/22 (Call 03/04/19)(a)	300	282,750
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	75	76,031
Horizon Pharma Inc./Horizon Pharma USA Inc., 8.75%, 11/01/24 (Call 11/01/19)(a)	25	26,425

74

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 03/04/19)	$200	$199,000
NVA Holdings Inc./United States, 6.88%, 04/01/26 (Call 04/01/21)(a)	200	190,940
Owens & Minor Inc.
3.88%, 09/15/21	150	130,125
4.38%, 12/15/24 (Call 09/15/24)	100	77,000
Valeant Pharmaceuticals International
8.50%, 01/31/27 (Call 07/31/22)(a)	315	329,175
9.25%, 04/01/26 (Call 04/01/22)(a)	525	564,375
Vizient Inc., 10.38%, 03/01/24 (Call 03/04/19)(a)(b)	175	189,656

		8,771,647

Pipelines — 3.6%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 03/04/19)(a)	225	209,250
Andeavor Logistics LP, Series A, 6.88%, (Call 02/15/23)(d)(e)(f)	200	192,666
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 09/15/19)(b)	225	220,500
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 03/04/19)(a)	325	328,250
6.63%, 07/15/26 (Call 07/15/21)(a)	75	73,781
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(e)(f)	135	117,450
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	400	404,000
5.88%, 03/31/25 (Call 10/02/24)	420	442,453
7.00%, 06/30/24 (Call 01/01/24)	250	274,062
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)	500	502,495
5.63%, 10/01/26 (Call 10/01/21)(a)	605	606,428
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(a)	100	98,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	150	147,045
6.25%, 04/01/23 (Call 02/15/19)	250	252,187
DCP Midstream LP, Series A, 7.38%, (Call 12/15/22)(d)(e)(f)	125	118,125
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	150	145,875
4.75%, 09/30/21 (Call 06/30/21)(a)	100	100,500
5.35%, 03/15/20(a)	125	126,875
5.38%, 07/15/25 (Call 04/15/25)(b)	215	219,300
5.60%, 04/01/44 (Call 10/01/43)	225	204,188
5.85%, 05/21/43 (Call 05/21/23)(a)(e)(f)	145	124,700
6.45%, 11/03/36(a)	125	125,938
6.75%, 09/15/37(a)	150	153,000
8.13%, 08/16/30	200	230,000
Energy Transfer LP
4.25%, 03/15/23 (Call 12/15/22)(b)	250	251,875
5.50%, 06/01/27 (Call 03/01/27)	325	337,187
5.88%, 01/15/24 (Call 10/15/23)	350	371,875
7.50%, 10/15/20	325	344,906
Energy Transfer Operating LP
Series A, 6.25%, (Call 02/15/23)(d)(e)(f)	325	292,354
Series B, 6.63%, (Call 02/15/28)(d)(e)(f)	200	178,066
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	150	140,250
4.40%, 04/01/24 (Call 01/01/24)	200	192,000
4.85%, 07/15/26 (Call 04/15/26)	175	164,063
5.05%, 04/01/45 (Call 10/01/44)	250	205,625
5.45%, 06/01/47 (Call 12/01/46)	150	128,625

Security	Par (000)	Value

Pipelines (continued)
5.60%, 04/01/44 (Call 10/01/43)	$125	$106,875
Series C, 6.00%, (Call 12/15/22)(d)(e)(f)	100	81,000
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 06/15/19)	50	46,000
6.00%, 05/15/23 (Call 03/04/19)	150	144,000
6.25%, 05/15/26 (Call 02/15/21)	125	114,609
6.50%, 10/01/25 (Call 10/01/20)	200	189,000
6.75%, 08/01/22 (Call 03/04/19)	525	527,205
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24 (Call 08/01/19)(a)(b)	125	125,938
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 03/04/19)	125	121,250
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)	100	100,834
4.88%, 08/15/27 (Call 02/15/27)(a)	300	297,000
7.77%, 12/15/37(a)	150	178,821
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	75	73,125
4.80%, 09/01/20	165	165,619
5.63%, 04/28/27 (Call 01/28/27)(b)	100	97,000
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/04/19)	150	152,813
Plains All American Pipeline LP, Series B, 6.13%, (Call 11/15/22)(d)(e)(f)	250	224,062
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)	75	70,335
7.25%, 03/15/26 (Call 03/15/21)	100	95,500
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 02/15/19)(b)	200	190,000
5.63%, 11/15/23 (Call 05/15/19)	100	93,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 03/04/19)	150	144,750
5.75%, 04/15/25 (Call 04/15/20)	225	210,938
Summit Midstream Partners LP, Series A, 9.50%, (Call 12/15/22)(d)(e)(f)	50	46,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	150	149,625
5.50%, 09/15/24 (Call 09/15/19)(a)	300	300,750
5.50%, 01/15/28 (Call 01/15/23)(a)	250	243,662
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 02/11/19)	100	100,000
4.25%, 11/15/23 (Call 03/04/19)	275	266,062
5.00%, 01/15/28 (Call 01/15/23)	125	117,422
5.13%, 02/01/25 (Call 02/01/20)	75	73,688
5.25%, 05/01/23 (Call 03/04/19)	125	125,156
5.38%, 02/01/27 (Call 02/01/22)	275	265,375
5.88%, 04/15/26 (Call 04/15/21)(a)	420	423,675
6.50%, 07/15/27 (Call 07/15/22)(a)	75	77,343
6.75%, 03/15/24 (Call 09/15/19)	175	182,000
6.88%, 01/15/29 (Call 01/15/24)(a)	100	104,058
TransMontaigne Partners LP / TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)	100	91,250

		14,140,509

Real Estate — 0.5%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)	125	120,000
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)	100	99,250

75

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	$325	$323,261
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(a)	135	121,500
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)	400	391,120
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(a)	200	199,569
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	175	157,938
5.25%, 12/01/21 (Call 03/04/19)(a)(b)	175	174,933
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	275	248,908

		1,836,479

Real Estate Investment Trusts — 2.6%
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(b)	100	84,000
5.95%, 12/15/26 (Call 09/15/26)(b)	300	238,500
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	75	70,313
4.75%, 10/15/27 (Call 07/15/27)	100	85,125
5.00%, 10/15/22 (Call 07/15/22)	100	96,500
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	250	251,875
5.38%, 03/15/27 (Call 03/15/22)	100	100,250
Equinix Inc.
5.38%, 01/01/22 (Call 03/04/19)	400	407,500
5.38%, 04/01/23 (Call 03/04/19)	225	227,531
5.38%, 05/15/27 (Call 05/15/22)	450	451,125
5.75%, 01/01/25 (Call 01/01/20)(b)	150	154,875
5.88%, 01/15/26 (Call 01/15/21)	350	361,480
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	475	469,585
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/20)	215	220,912
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 03/04/19)	100	91,250
5.88%, 01/15/22 (Call 03/04/19)	208	202,540
5.88%, 10/15/24 (Call 10/15/19)	75	67,875
6.00%, 04/15/26 (Call 04/15/21)	100	89,375
Iron Mountain Inc.
4.38%, 06/01/21 (Call 02/11/19)(a)	100	99,750
4.88%, 09/15/27 (Call 09/15/22)(a)	350	322,656
5.25%, 03/15/28 (Call 12/27/22)(a)	400	372,000
5.75%, 08/15/24 (Call 02/11/19)(b)	250	248,750
6.00%, 08/15/23 (Call 02/11/19)	190	194,750
Iron Mountain U.S. Holdings Inc., 5.38%, 06/01/26 (Call 06/01/21)(a)(b)	100	95,125
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	200	198,500
5.25%, 09/15/22 (Call 09/15/19)(b)	100	98,450
6.00%, 04/01/22 (Call 04/01/19)	225	224,437
6.50%, 07/01/21 (Call 03/04/19)(b)	100	101,498
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)	200	170,822
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	125	118,438
4.50%, 01/15/28 (Call 10/15/27)(b)	175	161,875
5.63%, 05/01/24 (Call 02/01/24)	400	411,000
5.75%, 02/01/27 (Call 11/01/26)(a)	375	378,225
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)(b)	500	486,750
5.25%, 08/01/26 (Call 08/01/21)	145	145,725
6.38%, 03/01/24 (Call 03/04/19)	250	261,250

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	$350	$345,625
4.88%, 07/15/22 (Call 03/04/19)	275	278,520
4.88%, 09/01/24 (Call 09/01/19)	300	300,375
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(b)	115	113,346
4.75%, 03/15/25 (Call 09/15/24)	150	144,000
5.00%, 12/15/21 (Call 09/15/21)	284	286,840
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/04/19)(a)	200	189,500
7.13%, 12/15/24 (Call 12/15/19)(a)	155	136,788
8.25%, 10/15/23 (Call 04/15/19)	375	346,875
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)	300	324,000

		10,226,481

Retail — 3.6%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	400	387,000
4.63%, 01/15/22 (Call 03/04/19)(a)(b)	450	451,125
5.00%, 10/15/25 (Call 10/15/20)(a)	1,000	965,000
Asbury Automotive Group Inc., 6.00%, 12/15/24 (Call 12/15/19)	155	155,775
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (Call 11/01/20)(a)(b)	400	372,500
6.38%, 10/01/23 (Call 03/04/19)	100	102,998
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	200	176,494
4.92%, 08/01/34 (Call 02/01/34)	100	73,716
5.17%, 08/01/44 (Call 02/01/44)	250	184,375
Brinker International Inc.
3.88%, 05/15/23	75	70,688
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	100	95,500
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)	130	124,475
Cumberland Farms Inc., 6.75%, 05/01/25 (Call 05/01/20)(a)	50	50,750
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 03/04/19)(a)(b)	200	199,500
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/04/19)	155	135,625
6.75%, 01/15/22 (Call 03/04/19)(b)	210	183,881
6.75%, 06/15/23 (Call 06/15/19)(b)	100	87,375
GameStop Corp.
5.50%, 10/01/19 (Call 03/04/19)(a)	50	49,875
6.75%, 03/15/21 (Call 03/04/19)(a)	250	250,625
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)	475	475,000
8.75%, 10/01/25 (Call 10/01/20)(a)	200	205,000
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 03/04/19)(b)	200	198,250
5.25%, 12/15/23 (Call 03/04/19)(a)	100	96,000
Guitar Center Escrow Issuer Inc., 9.50%, 10/15/21 (Call 03/15/19)(a)(b)	225	211,219
Hot Topic Inc., 9.25%, 06/15/21 (Call 03/04/19)(a)	105	105,000
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(a)	195	182,325
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(a)	200	166,250
6.38%, 10/15/36(b)	125	40,000
7.40%, 04/01/37	50	18,125
8.63%, 03/15/25 (Call 03/15/21)(a)	135	75,938

76

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	$220	$213,125
5.00%, 06/01/24 (Call 06/01/19)(a)	275	275,687
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	300	303,750
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)(b)	125	126,131
L Brands Inc.
5.25%, 02/01/28	225	197,438
5.63%, 02/15/22	290	294,712
5.63%, 10/15/23	200	198,642
6.63%, 04/01/21	220	230,450
6.69%, 01/15/27	215	204,250
6.75%, 07/01/36	200	169,000
6.88%, 11/01/35	350	300,125
6.95%, 03/01/33	75	60,375
7.60%, 07/15/37	50	39,250
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/20)(a)	100	96,500
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 03/04/19)(a)	300	135,750
Neiman Marcus Group Ltd. LLC (9.50% PIK), 8.75%, 10/15/21 (Call 03/04/19)(a)(c)	131	59,249
Party City Holdings Inc.
6.13%, 08/15/23 (Call 03/04/19)(a)(b)	150	151,875
6.63%, 08/01/26 (Call 08/01/21)(a)(b)	180	175,050
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	100	98,750
5.50%, 05/15/26 (Call 05/15/21)	150	146,625
5.75%, 10/01/22 (Call 03/04/19)(b)	210	213,150
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	420	329,826
7.13%, 03/15/23 (Call 03/04/19)(a)(b)	650	407,875
8.88%, 06/01/25 (Call 06/01/20)(a)	200	126,000
PF Chang's China Bistro Inc., 10.25%, 06/30/20 (Call 03/01/19)(a)	25	25,050
QVC Inc.
4.38%, 03/15/23	300	299,063
4.45%, 02/15/25 (Call 11/15/24)	295	283,660
4.85%, 04/01/24	225	224,651
5.13%, 07/02/22	200	205,326
5.45%, 08/15/34 (Call 02/15/34)	88	79,078
5.95%, 03/15/43	75	66,783
Rite Aid Corp.
6.13%, 04/01/23 (Call 03/04/19)(a)(b)	550	464,062
7.70%, 02/15/27	150	102,750
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	275	267,987
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)	125	106,875
Sonic Automotive Inc.
5.00%, 05/15/23 (Call 03/04/19)	100	95,250
6.13%, 03/15/27 (Call 03/15/22)	25	21,813
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)(b)	85	82,025
Staples Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)	350	336,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	150	147,375
5.75%, 03/01/25 (Call 03/01/20)	50	48,000
5.88%, 03/01/27 (Call 03/01/22)	100	94,500
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	197,000
3.88%, 11/01/20 (Call 08/01/20)	300	297,750

Security	Par (000)	Value

Retail (continued)
3.88%, 11/01/23 (Call 08/01/23)	$250	$243,125
6.88%, 11/15/37	200	198,500

		14,330,592

Semiconductors — 0.2%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	100	104,500
7.50%, 08/15/22	106	115,010
Amkor Technology Inc., 6.38%, 10/01/22 (Call 03/04/19)	125	126,250
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(a)	200	194,000
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)(a)	225	223,313
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	200	207,500

		970,573

Software — 2.4%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)	165	170,198
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(a)	19	19,000
Blackboard Inc., 9.75%, 10/15/21 (Call 03/04/19)(a)(b)	150	106,875
Camelot Finance SA, 7.88%, 10/15/24 (Call 10/15/19)(a)(b)	150	154,500
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	150	145,500
5.00%, 10/15/24 (Call 07/15/24)	150	149,625
5.88%, 06/15/26 (Call 06/15/21)	170	174,089
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	350	335,125
Dun & Bradstreet Corp. (The), 4.63%, 12/01/22 (Call 09/01/22)(b)	100	104,250
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(a)	160	160,800
First Data Corp.
5.00%, 01/15/24 (Call 02/11/19)(a)	625	638,672
5.38%, 08/15/23 (Call 02/11/19)(a)	400	407,750
5.75%, 01/15/24 (Call 02/11/19)(a)	650	668,281
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/19)(a)	300	321,750
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK), 7.13%, 05/01/21 (Call 03/04/19)(a)(c)	265	266,987
Infor U.S. Inc.
5.75%, 08/15/20 (Call 02/15/19)(a)	125	126,850
6.50%, 05/15/22 (Call 02/15/19)	550	559,625
Informatica LLC, 7.13%, 07/15/23 (Call 02/15/19)(a)	250	250,625
IQVIA Inc.
4.88%, 05/15/23 (Call 03/04/19)(a)	275	279,125
5.00%, 10/15/26 (Call 10/15/21)(a)	325	325,406
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	250	250,625
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)	315	313,819
5.25%, 11/15/24 (Call 11/15/19)(a)(b)	277	281,847
5.38%, 05/15/27 (Call 05/15/22)(a)	150	152,250
5.75%, 08/15/25 (Call 08/15/20)(a)	200	207,500
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/04/19)(a)	26	26,098
5.63%, 12/15/26 (Call 12/15/21)	175	171,500
6.00%, 07/01/24 (Call 07/01/19)(b)	200	202,000
Open Text Corp.
5.63%, 01/15/23 (Call 03/04/19)(a)	290	296,525
5.88%, 06/01/26 (Call 06/01/21)(a)	250	258,125
PTC Inc., 6.00%, 05/15/24 (Call 05/15/19)	125	129,531
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)	400	336,000

77

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/04/19)(a)	$200	$146,000
RP Crown Parent LLC, 7.38%, 10/15/24 (Call 10/15/19)(a)	50	50,875
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/04/19)(a)	675	732,361
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 03/04/19)(a)(b)	125	128,125
TIBCO Software Inc., 11.38%, 12/01/21 (Call 03/04/19)(a)	300	315,750
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/11/19)(a)	200	176,000
10.50%, 02/01/24 (Call 02/11/19)(a)(b)	200	145,560

		9,685,524

Storage & Warehousing — 0.1%
Algeco Global Finance 2 PLC, 10.00%, 08/15/23 (Call 02/15/20)(a)(b)	200	192,000
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(a)(b)	200	194,500

		386,500

Telecommunications — 8.8%
Anixter Inc.
5.13%, 10/01/21	100	101,625
5.50%, 03/01/23	200	204,000
6.00%, 12/01/25 (Call 09/01/25)(a)	50	51,250
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	200	190,500
7.50%, 10/15/26 (Call 10/15/21)(a)	200	198,562
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	125	113,125
Series G, 6.88%, 01/15/28	200	181,960
Series P, 7.60%, 09/15/39	350	287,000
Series S, 6.45%, 06/15/21	390	396,942
Series T, 5.80%, 03/15/22	450	450,958
Series U, 7.65%, 03/15/42	150	124,358
Series V, 5.63%, 04/01/20	250	252,263
Series W, 6.75%, 12/01/23(b)	300	301,875
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	425	431,375
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)(a)(b)	100	86,000
8.00%, 10/15/25 (Call 10/15/20)(a)(b)	225	195,188
CommScope Inc.
5.00%, 06/15/21 (Call 02/11/19)(a)	300	298,125
5.50%, 06/15/24 (Call 06/15/19)(a)	265	247,775
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)	200	170,480
6.00%, 06/15/25 (Call 06/15/20)(a)	525	494,812
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 03/04/19)	227	207,705
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(a)	200	210,500
Embarq Corp., 8.00%, 06/01/36	400	378,000
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(b)	250	131,875
7.13%, 01/15/23	300	178,500
7.63%, 04/15/24	200	108,500
7.88%, 01/15/27	50	25,250
8.50%, 04/01/26 (Call 04/01/21)(a)	710	644,147
8.75%, 04/15/22	200	134,000
9.00%, 08/15/31	325	177,938
10.50%, 09/15/22 (Call 06/15/22)	750	537,187
11.00%, 09/15/25 (Call 06/15/25)	1,200	773,250

Security	Par (000)	Value

Telecommunications (continued)
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 12.50%, 07/01/22 (Call 07/01/19)(a)(b)	$350	$379,750
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/19)(a)(b)	200	176,000
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(a)	175	166,250
Hughes Satellite Systems Corp.
5.25%, 08/01/26	275	263,313
6.63%, 08/01/26	225	216,563
7.63%, 06/15/21	350	371,000
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 03/04/19)(a)(b)	325	314,438
6.50%, 10/01/24 (Call 10/01/19)(a)(b)	200	194,000
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	375	350,625
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 03/04/19)	625	568,750
8.00%, 02/15/24 (Call 03/04/19)(a)	292	304,045
8.50%, 10/15/24 (Call 10/15/20)(a)	1,005	1,015,351
9.50%, 09/30/22(a)	225	261,563
9.75%, 07/15/25 (Call 07/15/21)(a)	400	416,500
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 03/04/19)	550	525,937
8.13%, 06/01/23 (Call 03/18/19)	350	291,156
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(a)	160	172,800
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)(f)	125	129,375
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 03/04/19)	225	223,031
5.25%, 03/15/26 (Call 03/15/21)	140	135,842
5.38%, 08/15/22 (Call 03/04/19)	300	302,340
5.38%, 01/15/24 (Call 03/04/19)(b)	225	223,875
5.38%, 05/01/25 (Call 05/01/20)(b)	190	187,625
5.63%, 02/01/23 (Call 03/04/19)	250	251,250
6.13%, 01/15/21 (Call 03/04/19)	150	150,375
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 03/04/19)	250	250,000
Millicom International Cellular SA
6.00%, 03/15/25 (Call 03/15/20)(a)	200	199,500
6.63%, 10/15/26 (Call 10/15/21)(a)	200	204,500
Nokia OYJ
3.38%, 06/12/22	400	393,500
4.38%, 06/12/27(b)	250	241,950
6.63%, 05/15/39(b)	125	130,000
Plantronics Inc., 5.50%, 05/31/23 (Call 03/04/19)(a)(b)	150	143,250
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	50	46,750
Qwest Capital Funding Inc.
6.88%, 07/15/28	100	84,000
7.75%, 02/15/31	200	168,500
Qwest Corp.
6.75%, 12/01/21	350	374,069
6.88%, 09/15/33 (Call 03/04/19)	450	423,917
7.25%, 09/15/25	100	105,560
Sable International Finance Ltd., 6.88%, 08/01/22 (Call 03/04/19)(a)	220	228,250
Sprint Capital Corp.
6.88%, 11/15/28	800	794,000
6.90%, 05/01/19	250	251,625
8.75%, 03/15/32	650	713,375

78

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Sprint Communications Inc.
6.00%, 11/15/22	$650	$657,312
7.00%, 03/01/20(a)	150	154,313
7.00%, 08/15/20	350	363,125
11.50%, 11/15/21	800	927,000
Sprint Corp.
7.13%, 06/15/24	845	864,541
7.25%, 09/15/21	600	630,000
7.63%, 02/15/25 (Call 11/15/24)	575	601,047
7.63%, 03/01/26 (Call 11/01/25)(b)	490	508,987
7.88%, 09/15/23(b)	1,425	1,514,062
Telecom Italia Capital SA
6.00%, 09/30/34	275	239,333
6.38%, 11/15/33(b)	308	279,664
7.20%, 07/18/36(b)	350	337,855
7.72%, 06/04/38(b)	325	323,473
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	600	570,000
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	350	349,832
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (Call 11/15/19)(a)	200	209,750
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	200	197,500
4.50%, 02/01/26 (Call 02/01/21)	290	282,750
4.75%, 02/01/28 (Call 02/01/23)(b)	550	527,312
5.13%, 04/15/25 (Call 04/15/20)	315	318,150
5.38%, 04/15/27 (Call 04/15/22)	125	125,938
6.00%, 03/01/23 (Call 02/11/19)	700	717,500
6.00%, 04/15/24 (Call 04/15/19)	602	617,050
6.38%, 03/01/25 (Call 09/01/19)	520	539,500
6.50%, 01/15/24 (Call 02/11/19)	175	181,125
6.50%, 01/15/26 (Call 01/15/21)	600	634,500
U.S. Cellular Corp., 6.70%, 12/15/33(b)	200	206,000
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)	190	178,600
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(a)	600	493,500
Windstream Services LLC/Windstream Finance Corp.
8.63%, 10/31/25 (Call 10/31/20)(a)(b)	250	235,625
9.00%, 06/30/25 (Call 06/30/21)(a)	231	173,250
10.50%, 06/30/24 (Call 06/30/20)(a)	150	124,500

		34,712,619

Textiles — 0.1%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(a)	300	285,750

Toys, Games & Hobbies — 0.3%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	300	278,250
3.15%, 03/15/23 (Call 12/15/22)	75	65,250
4.35%, 10/01/20(b)	125	122,812
5.45%, 11/01/41 (Call 05/01/41)	50	37,250
6.20%, 10/01/40	125	97,188
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	480	453,600

		1,054,350

Transportation — 0.5%
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/19)(a)	200	194,250
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (Call 03/04/19)	100	49,000
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 03/04/19)(a)	100	95,875
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 03/04/19)(a)	225	169,875

Security	Par/ Shares (000)	Value

Transportation (continued)
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 03/04/19)(a)	$250	$146,250
11.25%, 08/15/22 (Call 03/04/19)(a)	25	17,375
Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, 08/01/20 (Call 03/04/19)(a)	50	43,750
Teekay Corp., 8.50%, 01/15/20(b)	125	124,125
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)(b)	250	240,000
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 03/04/19)(a)	200	200,520
XPO CNW Inc., 6.70%, 05/01/34	125	113,759
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	165	167,578
6.50%, 06/15/22 (Call 03/04/19)(a)	325	331,906

		1,894,263

Trucking & Leasing — 0.7%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(e)(f)	250	242,705
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (Call 09/01/23)(a)	325	329,940
5.50%, 01/15/23 (Call 12/15/22)(a)	150	152,858
Fly Leasing Ltd., 5.25%, 10/15/24 (Call 10/15/20)(b)	200	186,000
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	85	81,600
6.75%, 03/15/22 (Call 03/15/20)(a)	250	250,777
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(a)(b)	100	98,750
4.50%, 03/15/23 (Call 02/15/23)(a)	275	269,844
5.25%, 08/15/22(a)	600	609,180
5.50%, 02/15/24(a)	450	456,750

		2,678,404

Total Corporate Bonds & Notes — 97.4% (Cost: $391,154,380)		385,050,808

Short-Term Investments

Money Market Funds — 19.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(h)(i)(j)	71,595	71,616,067
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(h)(i)	6,209	6,208,691

		77,824,758

Total Short-Term Investments — 19.7% (Cost: $77,808,881)		77,824,758

Total Investments in Securities — 117.1% (Cost: $468,963,261)		462,875,566

Other Assets, Less Liabilities — (17.1)%		(67,448,944)

Net Assets — 100.0%		$395,426,622

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Perpetual security with no stated maturity date.

79

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Broad USD High Yield Corporate Bond ETF

(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(f)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	51,291	20,304	71,595	$71,616,067	$96,539	(a)	$(1,043)	$10,295
BlackRock Cash Funds: Treasury, SL Agency Shares	4,392	1,817	6,209	6,208,691	26,794		—	—

				$77,824,758	$123,333		$(1,043)	$10,295

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$385,050,808	$—	$385,050,808
Money Market Funds	77,824,758	—	—	77,824,758

	$77,824,758	$385,050,808	$—	$462,875,566

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

80

Schedule of Investments (unaudited) January 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 60.5%
Banc of America Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49	$800	$786,546
Series 2017-BNK3, Class A3, 3.31%, 02/15/50	1,115	1,101,482
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	1,003,982
Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	1,000	1,005,074
Bank
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	300	302,542
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	1,000	978,023
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	1,000	1,009,541
BBCMS Mortgage Trust
4.31%, 12/15/51	1,250	1,317,953
Series 2017-C1, Class A2, 3.19%, 02/15/50	1,215	1,215,331
Benchmark Mortgage Trust
3.67%, 01/15/51(a)	1,542	1,554,691
4.57%, 07/15/51	500	521,053
4.86%, 05/15/53	400	428,052
Series 2018-B1, Class A2, 3.57%, 01/15/51	750	761,662
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	500	502,497
Series 2018-B2, Class A4, 3.61%, 02/15/51	1,000	1,006,284
Series 2018-B2, Class A5, 3.88%, 02/15/51	1,750	1,796,589
Series 2018-B2, Class C, 4.20%, 02/15/51(a)	500	493,598
Series 2018-B3, Class A5, 4.03%, 04/10/51	2,000	2,068,591
Series 2018-B4, Class A2, 3.98%, 07/15/51	500	516,257
Series 2018-B4, Class A5, 4.12%, 07/15/51	750	784,170
Series 2018-B4, Class ASB, 4.06%, 07/15/51	464	483,888
Series 2018-B4, Class C, 4.56%, 07/15/51(a)	400	402,302
Series 2018-B5, Class A4, 4.21%, 07/15/51	1,000	1,052,451
Series 2018-B5, Class AS, 4.42%, 07/15/51(a)	1,000	1,045,153
Series 2018-B6, Class A4, 4.26%, 10/10/51	1,000	1,055,262
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50	1,000	998,157
CD Commercial Mortgage Trust
Series 2016-CD2, Class A2, 3.04%, 11/10/49	400	398,606
Series 2017-CD3, Class A4, 3.63%, 02/10/50	230	232,274
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	747,234
Series 2017-CD3, Class C, 4.56%, 02/10/50(a)	300	297,881
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/11/27)	750	744,340
Series 2017-CD6, Class C, 4.27%, 11/13/50(a)	500	494,300
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48	500	510,096
Series 2017-C8, Class A4, 3.57%, 06/15/50	1,000	996,632
Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	755,486
Citigroup Commercial Mortgage Trust 4.41%, 11/10/51	1,000	1,068,320
Series 2012-GC8, Class A4, 3.02%, 09/10/45	300	300,147
Series 2013-GC11, Class A3, 2.82%, 04/10/46	848	837,942
Series 2013-GC11, Class AS, 3.42%, 04/10/46	100	99,586
Series 2013-GC15, Class A4, 4.37%, 09/10/46(a)	750	788,108
Series 2014-GC19, Class A4, 4.02%, 03/10/47	500	518,904
Series 2014-GC21, Class A5, 3.86%, 05/10/47	500	515,223
Series 2014-GC23, Class A4, 3.62%, 07/10/47	750	763,557
Series 2014-GC23, Class AS, 3.86%, 07/10/47	250	254,040
Series 2014-GC23, Class C, 4.45%, 07/10/47(a)	250	248,190
Series 2014-GC25, Class AS, 4.02%, 10/10/47	750	764,445
Series 2014-GC25, Class B, 4.35%, 10/10/47(a)	100	101,237
Series 2015-GC27, Class A5, 3.14%, 02/10/48	750	743,246

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-GC27, Class AS, 3.57%, 02/10/48	$250	$248,513
Series 2015-GC29, Class C, 4.14%, 04/10/48(a)	250	247,580
Series 2015-GC31, Class A4, 3.76%, 06/10/48	750	769,081
Series 2015-GC33, Class A4, 3.78%, 09/10/58	500	512,837
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	500	509,402
Series 2016-C1, Class A4, 3.21%, 05/10/49	650	642,483
Series 2016-C2, Class A4, 2.83%, 08/10/49	1,000	957,724
Series 2016-P3, Class A2, 2.74%, 04/15/49	750	743,941
Series 2016-P5, Class A4, 2.94%, 10/10/49	1,000	969,116
Series 2016-P6, Class A2, 3.04%, 12/10/49	250	249,264
Series 2016-P6, Class AS, 4.03%, 12/10/49(a)	1,000	1,017,282
Series 2017-P7, Class A4, 3.71%, 04/14/50	250	254,274
Series 2017-P8, Class AS, 3.79%, 09/15/50(a)	750	750,580
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	621,237
COMM Mortgage Trust
3.54%, 08/10/48	1,000	1,017,123
3.61%, 07/10/50	200	203,272
4.19%, 11/10/46(a)	1,000	1,044,938
Series 2012-CR1, Class A3, 3.39%, 05/15/45	234	235,799
Series 2012-CR3, Class A3, 2.82%, 10/15/45	147	145,382
Series 2012-CR5, Class A4, 2.77%, 12/10/45	1,680	1,657,733
Series 2012-LC4, Class AM, 4.06%, 12/10/44	150	152,772
Series 2012-LC4, Class C, 5.54%, 12/10/44(a)	200	199,408
Series 2013-CR06, Class ASB, 2.62%, 03/10/46	412	409,227
Series 2013-CR08, Class A4, 3.33%, 06/10/46	667	671,093
Series 2013-CR08, Class A5, 3.61%, 06/10/46(a)	500	507,045
Series 2013-CR09, Class A4, 4.23%, 07/10/45(a)	700	731,515
Series 2013-CR11, Class AM, 4.72%, 08/10/50(a)	250	261,445
Series 2013-CR12, Class A4, 4.05%, 10/10/46	800	828,252
Series 2013-LC6, Class AM, 3.28%, 01/10/46	100	99,557
Series 2013-LC6, Class ASB, 2.48%, 01/10/46	240	237,687
Series 2013-LC6, Class B, 3.74%, 01/10/46	430	431,149
Series 2014-CR15, Class A4, 4.07%, 02/10/47(a)	400	415,937
Series 2014-CR16, Class A4, 4.05%, 04/10/47	500	517,826
Series 2014-CR16, Class ASB, 3.65%, 04/10/47	215	217,271
Series 2014-CR17, Class B, 4.38%, 05/10/47	292	296,574
Series 2014-CR18, Class AM, 4.10%, 07/15/47	300	306,195
Series 2014-CR19, Class A5, 3.80%, 08/10/47	438	451,124
Series 2014-CR19, Class B, 4.70%, 08/10/47(a)	850	879,866
Series 2014-CR20, Class AM, 3.94%, 11/10/47	250	253,802
Series 2014-LC15, Class A4, 4.01%, 04/10/47	945	978,051
Series 2014-LC17, Class A5, 3.92%, 10/10/47	675	695,373
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	250	258,217
Series 2014-UBS3, Class A3, 3.55%, 06/10/47	1,000	1,014,026
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	750	770,330
Series 2014-UBS3, Class C, 4.78%, 06/10/47(a)	150	150,837
Series 2014-UBS4, Class A4, 3.42%, 08/10/47	250	252,056
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	500	509,897
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	500	504,882
Series 2014-UBS4, Class B, 4.35%, 08/10/47	250	250,172
Series 2014-UBS5, Class A4, 3.84%, 09/10/47 (Call 09/06/24)	665	683,667
Series 2014-UBS6, Class A5, 3.64%, 12/10/47	500	508,708
Series 2015-CR22, Class A5, 3.31%, 03/10/48	500	500,093
Series 2015-CR22, Class AM, 3.60%, 03/10/48(a)	200	199,104
Series 2015-CR22, Class C, 4.12%, 03/10/48(a)	300	290,250
Series 2015-CR23, Class A4, 3.50%, 05/10/48	500	505,766
Series 2015-CR24, Class B, 4.38%, 08/10/48(a)	250	258,032
Series 2015-CR24, Class D, 3.46%, 08/10/48(a)	200	173,882
Series 2015-CR25, Class A4, 3.76%, 08/10/48	750	766,626

81

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR25, Class B, 4.54%, 08/10/48(a)	$300	$308,667
Series 2015-CR26, Class A4, 3.63%, 10/10/48	898	909,343
Series 2015-DC1, Class A5, 3.35%, 02/10/48	750	749,659
Series 2015-DC1, Class ASB, 3.14%, 02/10/48	900	900,768
Series 2015-DC1, Class B, 4.04%, 02/10/48(a)	500	496,207
Series 2015-DC1, Class C, 4.35%, 02/10/48(a)	250	244,648
Series 2015-LC21, Class A4, 3.71%, 07/10/48	500	510,608
Series 2015-PC1, Class A2, 3.15%, 07/10/50	155	155,106
Series 2015-PC1, Class A5, 3.90%, 07/10/50	850	874,059
Series 2016-CR28, Class A4, 3.76%, 02/10/49	1,000	1,019,392
Series 2016-DC2, Class A4, 3.50%, 02/10/49	603	606,637
Series 2016-DC2, Class A5, 3.77%, 02/10/49	1,000	1,018,388
Series 2016-DC2, Class AM, 4.24%, 02/10/49	750	770,538
Series 2016-DC2, Class ASB, 3.55%, 02/10/49	1,000	1,017,671
Series 2016-DC2, Class C, 4.64%, 02/10/49(a)	250	250,514
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	993,155
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	785,201
Series 2018-COR3, Class B, 4.51%, 05/10/51(a)	500	522,527
Commercial Mortgage Pass Through Certificates
Series 2014-CR14, Class A4, 4.24%, 02/10/47(a)	425	444,794
Series 2014-CR14, Class C, 4.64%, 02/10/47(a)	200	201,913
Series 2017-COR2, Class C, 4.56%, 09/10/50(a)	750	751,070
CSAIL Commercial Mortgage Trust 2.99%, 06/15/50	700	697,416
Series 2015-C1, Class A4, 3.51%, 04/15/50	500	504,933
Series 2015-C2, Class A4, 3.50%, 06/15/57	500	502,964
Series 2015-C2, Class AS, 3.85%, 06/15/57(a)	700	699,085
Series 2015-C3, Class A4, 3.72%, 08/15/48	650	661,946
Series 2015-C4, Class A3, 3.54%, 11/15/48	1,000	1,007,758
Series 2015-C4, Class D, 3.58%, 11/15/48(a)	250	229,511
Series 2016-C5, Class A2, 2.88%, 11/15/48	1,000	997,351
Series 2016-C5, Class C, 4.54%, 11/15/48(a)	750	754,985
Series 2016-C6, Class C, 4.75%, 01/15/49(a)	350	357,392
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	989,511
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	1,032,476
DBGS Mortgage Trust, 4.47%, 10/15/51	1,400	1,494,531
DBJPM Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/49	1,000	992,265
Series 2016-C1, Class ASB, 3.04%, 05/10/49	500	496,915
Series 2016-C1, Class B, 4.20%, 05/10/49(a)	500	503,617
Series 2016-C1, Class C, 3.35%, 05/10/49(a)	468	438,397
Series 2016-C3, Class A5, 2.89%, 08/10/49	2,100	2,023,357
Series 2017-C6, Class A3, 3.27%, 06/10/50	500	501,526
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	642	644,541
Series 2013-GC10, Class A5, 2.94%, 02/10/46	400	395,468
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	462	462,086
GS Mortgage Securities Trust 3.05%, 05/10/49	500	487,412
Series 2011-GC5, Class A3, 3.82%, 08/10/44	57	57,595
Series 2012-GC6, Class AAB, 3.31%, 01/10/45	84	84,802
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	100	102,208
Series 2012-GCJ9, Class AS, 3.12%, 11/10/45	200	198,243
Series 2013-GC12, Class AS, 3.38%, 06/10/46	300	298,655
Series 2013-GC12, Class B, 3.78%, 06/10/46(a)	115	113,851
Series 2013-GC14, Class A5, 4.24%, 08/10/46	550	574,165
Series 2013-GC16, Class A4, 4.27%, 11/10/46	500	524,238
Series 2013-GC16, Class AS, 4.65%, 11/10/46	150	158,233
Series 2013-GC16, Class C, 5.31%, 11/10/46(a)	100	105,614
Series 2014-GC18, Class A4, 4.07%, 01/10/47	300	311,601

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-GC20, Class A5, 4.00%, 04/10/47	$400	$413,231
Series 2014-GC20, Class B, 4.53%, 04/10/47(a)	250	247,041
Series 2014-GC20, Class C, 4.97%, 04/10/47(a)	500	486,366
Series 2014-GC22, Class AS, 4.11%, 06/10/47	250	255,548
Series 2014-GC24, Class AAB, 3.65%, 09/10/47	600	609,984
Series 2014-GC26, Class A5, 3.63%, 11/10/47	750	763,807
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/06/25)(a)	500	499,592
Series 2015-GC32, Class A2, 3.06%, 07/10/48	750	750,187
Series 2015-GC32, Class A3, 3.50%, 07/10/48	600	606,517
Series 2015-GC34, Class A4, 3.51%, 10/10/48	500	503,511
Series 2015-GS1, Class D, 3.27%, 11/10/48	415	338,876
Series 2016-GS3, Class A4, 2.85%, 10/10/49	500	481,441
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,000	994,541
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	498,261
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	1,000	1,028,724
JP Morgan Chase Commercial Mortgage Securities Trust, 3.41%, 01/15/46	43	43,665
JPMBB Commercial Mortgage Securities Trust
3.30%, 05/15/48 (Call 11/15/24)	515	517,826
Series 2013-C12, Class AS, 4.04%, 07/15/45(a)	500	512,320
Series 2013-C12, Class D, 4.10%, 07/15/45(a)	50	46,181
Series 2013-C14, Class B, 4.57%, 08/15/46(a)	500	518,028
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	680	706,041
Series 2013-C14, Class AS, 4.41%, 08/15/46(a)	150	155,680
Series 2013-C15, Class A5, 4.13%, 11/15/45	500	520,224
Series 2013-C15, Class B, 4.93%, 11/15/45(a)	200	210,876
Series 2013-C15, Class C, 5.20%, 11/15/45(a)	110	115,289
Series 2013-C17, Class A4, 4.20%, 01/15/47	490	511,547
Series 2013-C17, Class C, 4.89%, 01/15/47(a)	100	103,220
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,400	1,455,347
Series 2014-C18, Class AS, 4.44%, 02/15/47 (Call 02/11/24)(a)	200	207,664
Series 2014-C18, Class ASB, 3.57%, 02/15/47	500	504,669
Series 2014-C18, Class B, 4.82%, 02/15/47 (Call 02/11/24)(a)	225	234,678
Series 2014-C19, Class C, 4.66%, 04/15/47(a)	200	203,233
Series 2014-C21, Class A4, 3.49%, 08/15/47	844	853,753
Series 2014-C21, Class A5, 3.77%, 08/15/47	500	512,920
Series 2014-C21, Class ASB, 3.43%, 08/15/47	400	403,282
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	750	769,472
Series 2014-C22, Class C, 4.56%, 09/15/47 (Call 08/15/24)(a)	200	196,539
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	900	929,907
Series 2014-C23, Class ASB, 3.66%, 09/15/47 (Call 07/15/24)	350	355,735
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	185	188,047
Series 2015-C27, Class AS, 3.63%, 02/15/48 (Call 01/15/25)	500	496,844
Series 2015-C28, Class A3, 2.91%, 10/15/48	750	737,038
Series 2015-C28, Class A4, 3.23%, 10/15/48	750	745,617
Series 2015-C28, Class ASB, 3.04%, 10/15/48	500	498,904
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 05/15/25)(a)	250	251,564
Series 2015-C31, Class A3, 3.80%, 08/15/48	1,090	1,113,952
Series 2015-C32, Class A2, 2.82%, 11/15/48	500	497,279

82

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C1, Class A5, 3.58%, 03/15/49	$750	$755,324
Series 2016-C1, Class B, 4.74%, 03/15/49(a)	450	472,599
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class A3, 3.34%, 03/15/50	250	250,586
Series 2017-JP5, Class A5, 3.72%, 03/15/50	800	813,096
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	650	654,922
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	300,195
Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	995,424
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/11/26)(a)	750	751,019
Series 2016-C4, Class A3, 3.14%, 12/15/49	1,500	1,469,098
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,115,793
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class A3, 4.17%, 08/15/46	321	327,457
Series 2012-C6, Class A3, 3.51%, 05/15/45	232	234,083
Series 2012-C8, Class A3, 2.83%, 10/15/45	209	206,767
Series 2012-C8, Class ASB, 2.38%, 10/15/45	216	213,528
Series 2012-LC9, Class A5, 2.84%, 12/15/47	1,605	1,588,797
Series 2013-C10, Class A5, 3.14%, 12/15/47	600	599,480
Series 2013-C10, Class AS, 3.37%, 12/15/47	100	99,584
Series 2013-C10, Class ASB, 2.70%, 12/15/47	79	78,355
Series 2013-C10, Class B, 3.67%, 12/15/47(a)	100	99,716
Series 2013-C10, Class C, 4.12%, 12/15/47(a)	200	199,508
Series 2013-C13, Class A4, 3.99%, 01/15/46(a)	250	256,840
Series 2013-C16, Class A3, 3.88%, 12/15/46	1,000	1,029,772
Series 2013-C16, Class ASB, 3.67%, 12/15/46	369	373,454
Series 2013-LC11, Class A5, 2.96%, 04/15/46	500	496,124
Series 2013-LC11, Class C, 3.96%, 04/15/46(a)	100	97,782
Series 2014-C20, Class A5, 3.80%, 07/15/47	500	512,953
Series 2014-C20, Class B, 4.40%, 07/15/47 (Call 06/11/24)(a)	100	101,208
Series 2015-JP1, Class A2, 3.14%, 01/15/49	600	600,065
Series 2015-JP1, Class A5, 3.91%, 01/15/49	800	824,796
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	1,090	1,102,594
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.86%, 11/15/45	788	780,271
Series 2012-C6, Class AS, 3.48%, 11/15/45	500	502,821
Series 2013-C07, Class AAB, 2.47%, 02/15/46	122	120,333
Series 2013-C07, Class AS, 3.21%, 02/15/46 (Call 01/11/23)	621	614,875
Series 2013-C07, Class B, 3.77%, 02/15/46 (Call 01/11/23)	200	200,466
Series 2013-C08, Class B, 3.56%, 12/15/48(a)	200	198,300
Series 2013-C09, Class A4, 3.10%, 05/15/46	500	498,820
Series 2013-C09, Class AAB, 2.66%, 05/15/46	256	253,477
Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	222	225,244
Series 2013-C11, Class A3, 3.96%, 08/15/46	500	515,531
Series 2013-C13, Class A4, 4.04%, 11/15/46	600	618,181
Series 2013-C13, Class ASB, 3.56%, 11/15/46	788	795,666
Series 2013-C13, Class C, 4.91%, 11/15/46(a)	230	235,074
Series 2014-C14, Class AS, 4.38%, 02/15/47(a)	200	207,552
Series 2014-C14, Class B, 4.75%, 02/15/47(a)	200	209,336
Series 2014-C15, Class ASB, 3.65%, 04/15/47	250	253,658
Series 2014-C16, Class A5, 3.89%, 06/15/47	500	515,800
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/11/24)	750	769,159
Series 2014-C19, Class A4, 3.53%, 12/15/47	2,525	2,555,144
Series 2015-C20, Class A4, 3.25%, 02/15/48	800	797,349
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	496,114
Series 2015-C21, Class A4, 3.34%, 03/15/48	800	797,552
Series 2015-C22, Class C, 4.24%, 04/15/48(a)	250	246,500

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C23, Class A3, 3.45%, 07/15/50	$750	$755,412
Series 2015-C24, Class A3, 3.48%, 05/15/48	375	378,523
Series 2015-C24, Class A4, 3.73%, 05/15/48	950	964,126
Series 2015-C25, Class A5, 3.64%, 10/15/48	1,500	1,520,947
Series 2015-C25, Class ASB, 3.38%, 10/15/48	628	634,053
Series 2016-C29, Class A4, 3.33%, 05/15/49	1,000	991,883
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	478,773
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,000	1,016,472
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,000	1,003,802
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	997,805
Series 2017-C34, Class AS, 3.86%, 11/15/52	500	501,819
Morgan Stanley Capital I Trust
4.18%, 07/15/51	1,000	1,040,522
Series 2011-C3, Class A4, 4.12%, 07/15/49	715	729,552
Series 2012-C4, Class A4, 3.24%, 03/15/45	700	702,757
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	511,088
Series 2015-UBS8, Class A, 4.11%, 12/15/48	250	254,249
Series 2016-BNK2, Class A4, 3.05%, 11/15/49	1,250	1,217,863
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	999,054
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48	1,000	964,204
UBS Commercial Mortgage Trust
4.15%, 08/15/51	1,000	1,039,909
4.19%, 08/15/51	1,000	1,054,032
Series 2012-C1, Class B, 4.82%, 05/10/45	150	154,987
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	499,859
Series 2018-C8, Class A4, 3.98%, 02/15/51	750	771,178
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 08/10/49	650	649,596
Series 2012-C4, Class A5, 2.85%, 12/10/45	250	247,644
Series 2012-C4, Class AAB, 2.46%, 12/10/45	250	247,460
Series 2013-C6, Class A4, 3.24%, 04/10/46	677	679,909
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3, 3.60%, 01/10/45	331	333,667
Series 2011-C1, Class AAB, 3.19%, 01/10/45	140	140,971
Wells Fargo Commercial Mortgage Trust
4.41%, 06/15/51(a)	350	362,278
Series 2012-LC5, Class A3, 2.92%, 10/15/45	1,245	1,235,616
Series 2012-LC5, Class AS, 3.54%, 10/15/45	200	200,947
Series 2012-LC5, Class B, 4.14%, 10/15/45	300	303,890
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	650	677,151
Series 2013-LC12, Class AS, 4.29%, 07/15/46(a)	473	489,043
Series 2013-LC12, Class C, 4.29%, 07/15/46(a)	100	98,601
Series 2015-C27, Class B, 4.14%, 02/15/48(a)	330	330,206
Series 2015-C28, Class A4, 3.54%, 05/15/48	500	505,242
Series 2015-C28, Class AS, 3.87%, 05/15/48(a)	250	250,976
Series 2015-C30, Class A4, 3.66%, 09/15/58	817	830,657
Series 2015-C31, Class A4, 3.70%, 11/15/48	500	508,279
Series 2015-C31, Class C, 4.61%, 11/15/48 (Call 11/11/25)(a)	450	449,680
Series 2015-LC20, Class A3, 3.09%, 04/15/50	600	598,733
Series 2015-LC22, Class A4, 3.84%, 09/15/58	1,000	1,026,439
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(a)	750	766,842
Series 2015-SG1, Class A4, 3.79%, 09/15/48	1,000	1,020,855
Series 2015-SG1, Class D, 4.47%, 09/15/48(a)	200	163,684
Series 2016-C34, Class A2, 2.60%, 06/15/49	500	493,832
Series 2016-C34, Class A4, 3.10%, 06/15/49	1,000	975,753
Series 2016-C34, Class AS, 3.48%, 06/15/49	850	831,291
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/11/26)	500	489,354

83

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-NXS6, Class B, 3.81%, 11/15/49	$500	$493,324
Series 2017-C38, Class A2, 3.04%, 07/15/50	500	497,919
Series 2017-C38, Class A4, 3.19%, 07/15/50	500	488,645
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	992,707
Series 2017-C42, Class A3, 3.33%, 12/15/50	1,000	982,958
Series 2017-C42, Class A4, 3.59%, 12/15/50	1,250	1,250,892
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	499,540
Series 2017-RC1, Class A2, 3.12%, 01/15/60	875	873,046
Series 2018-C44, Class A5, 4.21%, 05/15/51	1,000	1,050,480
WFRBS Commercial Mortgage Trust
Series 2012-C06, Class AS, 3.84%, 04/15/45	145	146,261
Series 2012-C07, Class A2, 3.43%, 06/15/45	500	504,070
Series 2012-C08, Class A3, 3.00%, 08/15/45	360	358,420
Series 2012-C08, Class ASB, 2.56%, 08/15/45	278	276,751
Series 2012-C09, Class C, 4.54%, 11/15/45(a)	150	150,829
Series 2012-C10, Class A3, 2.88%, 12/15/45	200	198,021
Series 2012-C10, Class AS, 3.24%, 12/15/45	250	247,838
Series 2012-C9, Class A3, 2.87%, 11/15/45	199	197,032
Series 2013-C13, Class C, 3.91%, 05/15/45(a)	110	106,233
Series 2013-C14, Class B, 3.84%, 06/15/46(a)	500	496,194
Series 2013-C15, Class A4, 4.15%, 08/15/46(a)	750	780,215
Series 2013-C17, Class A3, 3.75%, 12/15/46	1,000	1,026,177
Series 2013-C18, Class A3, 3.65%, 12/15/46	500	503,998
Series 2013-C18, Class A4, 3.90%, 12/15/46	600	618,594
Series 2013-UBS1, Class A4, 4.08%, 03/15/46(a)	800	828,190
Series 2014-C19, Class A4, 3.83%, 03/15/47	300	308,745
Series 2014-C19, Class B, 4.72%, 03/15/47 (Call 03/01/24)(a)	300	306,946
Series 2014-C20, Class A5, 4.00%, 05/15/47	200	206,842
Series 2014-C20, Class ASB, 3.64%, 05/15/47	375	380,541
Series 2014-C22, Class A3, 3.53%, 09/15/57	150	151,017
Series 2014-C22, Class A5, 3.75%, 09/15/57	400	409,336
Series 2014-C22, Class AS, 4.07%, 09/15/57(a)	480	488,619
Series 2014-C24, Class A5, 3.61%, 11/15/47	100	101,629
Series 2014-C24, Class C, 4.29%, 11/15/47(a)	100	96,997
Series 2014-LC14, Class ASB, 3.52%, 03/15/47	150	151,272

		202,126,566

Total Collaterized Mortgage Obligations — 60.5% (Cost: $203,727,479)		202,126,566

U.S. Government Agency Obligations

Mortgage-Backed Securities — 39.0%
Federal National Mortgage Association
3.05%, 03/25/28(a)	800	787,565
Series 2010-M4, Class A3, 3.82%, 06/25/20	85	85,119
Series 2011-M1, Class A3, 3.76%, 06/25/21	584	591,753
Series 2011-M4, Class A2, 3.73%, 06/25/21	904	917,657
Series 2011-M5, Class A2, 2.94%, 07/25/21	301	301,554
Series 2012-M02, Class A2, 2.72%, 02/25/22	776	772,028
Series 2012-M08, Class A2, 2.35%, 05/25/22	400	393,879
Series 2012-M09, Class A2, 2.48%, 04/25/22	783	774,914
Series 2012-M17, Class A2, 2.18%, 11/25/22	373	364,849
Series 2013-M04, Class ATS2, 2.61%, 03/25/22(a)	128	127,230
Series 2013-M06, Class 1AC, 3.60%, 02/25/43(a)	300	300,083
Series 2013-M06, Class A2, 3.44%, 02/25/43(a)	300	299,181
Series 2013-M07, Class A2, 2.28%, 12/27/22	791	775,657
Series 2013-M12, Class APT, 2.40%, 03/25/23(a)	636	627,127
Series 2013-M14, Class A2, 3.33%, 10/25/23(a)	1,452	1,477,958

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-M14, Class APT, 2.64%, 04/25/23(a)	$228	$226,774
Series 2014-M03, Class A2, 3.46%, 01/25/24(a)	1,250	1,279,569
Series 2014-M04, Class A2, 3.35%, 03/25/24(a)	700	712,545
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	855	850,276
Series 2014-M09, Class A2, 3.10%, 07/25/24(a)	500	502,998
Series 2014-M11, Class 1A, 3.12%, 08/25/24(a)	957	966,566
Series 2014-M11, Class 2A, 3.30%, 08/25/26(a)	699	711,152
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	200	200,557
Series 2015-M01, Class A2, 2.53%, 09/25/24	750	733,417
Series 2015-M02, Class A, 2.62%, 12/25/24	444	436,405
Series 2015-M03, Class A1, 2.30%, 10/25/24	107	105,122
Series 2015-M04, Class AV2, 2.51%, 07/25/22(a)	973	963,315
Series 2015-M08, Class A2, 2.90%, 01/25/25(a)	1,250	1,243,302
Series 2015-M11, Class A1, 2.10%, 04/25/25	5	4,700
Series 2015-M11, Class A2, 2.84%, 04/25/25(a)	800	794,497
Series 2015-M13, Class A2, 2.71%, 06/25/25(a)	1,000	983,802
Series 2016-M01, Class A1, 2.43%, 01/25/26	158	156,503
Series 2016-M03, Class ASQ2, 2.26%, 02/25/23	343	336,517
Series 2016-M09, Class A2, 2.29%, 06/25/26	2,000	1,890,186
Series 2016-M10, Class A1, 2.10%, 07/25/28	946	910,394
Series 2017-M2, Class A2, 2.79%, 02/25/27(a)	1,000	974,604
Series 2017-M3, Class A2, 2.49%, 12/25/26(a)	850	810,598
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	1,000	981,813
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,100	1,087,061
Series 2018-M01, Class A2, 2.99%, 12/25/27(a)	1,000	981,159
Series 2018-M10, Class A2, 3.39%, 07/25/28(a)	1,040	1,050,937
Series 2018-M13, Class A2, 3.70%, 09/25/30(a)	100	102,664
FHLMC Multifamily Structured Pass Through Certificates
Series K009, Class A2, 3.81%, 08/25/20	1,520	1,531,368
Series K010, Class A2, 4.33%, 10/25/20(a)	2,000	2,030,541
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	500	507,088
Series K015, Class A2, 3.23%, 07/25/21	1,000	1,008,916
Series K017, Class A2, 2.87%, 12/25/21	1,518	1,520,846
Series K018, Class A2, 2.79%, 01/25/22	405	404,844
Series K019, Class A2, 2.27%, 03/25/22	2,000	1,969,698
Series K020, Class A2, 2.37%, 05/25/22	600	591,899
Series K022, Class A2, 2.36%, 07/25/22	700	689,723
Series K023, Class A2, 2.31%, 08/25/22	2,000	1,965,835
Series K025, Class A2, 2.68%, 10/25/22	1,175	1,168,691
Series K026, Class A2, 2.51%, 11/25/22	1,000	988,641
Series K028, Class A2, 3.11%, 02/25/23	2,210	2,231,369
Series K029, Class A2, 3.32%, 02/25/23(a)	2,000	2,034,840
Series K030, Class A1, 2.78%, 09/25/22	432	431,229
Series K030, Class A2, 3.25%, 04/25/23(a)	1,000	1,014,758
Series K032, Class A1, 3.02%, 02/25/23	398	398,924
Series K032, Class A2, 3.31%, 05/25/23(a)	180	183,078
Series K033, Class A1, 2.87%, 02/25/23	613	612,495
Series K033, Class A2, 3.06%, 07/25/23(a)	1,000	1,007,287
Series K034, Class A2, 3.53%, 07/25/23(a)	1,000	1,026,155
Series K035, Class A2, 3.46%, 08/25/23(a)	500	511,527
Series K036, Class A2, 3.53%, 10/25/23(a)	1,650	1,694,116
Series K037, Class A2, 3.49%, 01/25/24	1,150	1,179,214
Series K038, Class A1, 2.60%, 10/25/23	626	622,083
Series K040, Class A2, 3.24%, 09/25/24	1,250	1,268,894
Series K043, Class A2, 3.06%, 12/25/24	1,000	1,005,008
Series K044, Class A2, 2.81%, 01/25/25	1,250	1,238,681
Series K046, Class A2, 3.21%, 03/25/25	1,285	1,299,160
Series K048, Class A2, 3.28%, 06/25/25(a)	1,000	1,015,764
Series K049, Class A2, 3.01%, 07/25/25	2,000	1,998,219
Series K050, Class A2, 3.33%, 08/25/25(a)	1,050	1,068,196

84

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® CMBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K051, Class A2, 3.31%, 09/25/25	$1,000	$1,015,938
Series K052, Class A1, 2.60%, 01/25/25	395	391,470
Series K052, Class A2, 3.15%, 11/25/25	800	804,953
Series K054, Class A2, 2.75%, 01/25/26	2,700	2,646,644
Series K055, Class A2, 2.67%, 03/25/26	1,250	1,217,559
Series K056, Class A2, 2.53%, 05/25/26	1,560	1,503,253
Series K058, Class A1, 2.34%, 07/25/26	1,414	1,379,440
Series K058, Class A2, 2.65%, 08/25/26	1,507	1,459,539
Series K059, Class A2, 3.12%, 09/25/26(a)	1,200	1,199,266
Series K060, Class A2, 3.30%, 10/25/26	1,341	1,356,118
Series K061, Class A2, 3.35%, 11/25/26(a)	1,300	1,317,454
Series K062, Class A2, 3.41%, 12/25/26	1,000	1,017,838
Series K063, Class A2, 3.43%, 01/25/27(a)	3,600	3,667,267
Series K064, Class A1, 2.89%, 10/25/26	1,202	1,198,378
Series K064, Class A2, 3.22%, 03/25/27	325	326,096
Series K065, Class A1, 2.86%, 10/25/26	1,162	1,159,206
Series K065, Class A2, 3.24%, 04/25/27	1,400	1,406,332
Series K066, Class A2, 3.12%, 06/25/27	1,400	1,393,578
Series K067, Class A1, 2.90%, 03/25/27	969	966,168
Series K068, Class A2, 3.24%, 08/25/27	1,000	1,002,939
Series K069, Class A2, 3.19%, 09/25/27(a)	179	178,271
Series K070, Class A2, 3.30%, 11/25/27(a)	1,500	1,509,422
Series K071, Class A2, 3.29%, 11/25/27	1,000	1,005,068
Series K072, Class A2, 3.44%, 12/25/27	2,450	2,490,390
Series K073, Class A2, 3.35%, 01/25/28	500	504,633
Series K074, Class A1, 3.60%, 09/25/27	989	1,019,672
Series K074, Class A2, 3.60%, 01/25/28	1,000	1,028,441
Series K075, Class A2, 3.65%, 02/25/28(a)	1,000	1,032,217
Series K076, Class A2, 3.90%, 04/25/28	2,000	2,103,306
Series K077, Class A2, 3.85%, 05/25/28(a)	450	471,489
Series K078, Class A2, 3.85%, 06/25/28	1,000	1,048,221
Series K079, Class A2, 3.93%, 06/25/28	1,750	1,844,350
Series K080, Class A2, 3.93%, 07/25/28(a)	200	210,772
Series K152, Class A2, 3.08%, 01/25/31	250	240,193
Series K153, Class A3, 3.12%, 10/25/31(a)	500	478,893
Series K154, Class A2, 3.42%, 04/25/32	500	503,178
Series K154, Class A3, 3.46%, 11/25/32	345	341,854
Series K714, Class A2, 3.03%, 10/25/20(a)	1,289	1,288,532
Series K715, Class A2, 2.86%, 01/25/21	1,493	1,489,376
Series K717, Class A2, 2.99%, 09/25/21	750	752,484

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
Series K720, Class A1, 2.32%, 11/25/21	$590	$584,494
Series K720, Class A2, 2.72%, 06/25/22	800	796,448
Series K721, Class A2, 3.09%, 08/25/22(a)	1,000	1,006,925
Series K724, Class A2, 3.06%, 11/25/23(a)	1,400	1,410,904
Series K725, Class A2, 3.00%, 01/25/24	1,000	1,003,249
Series K728, Class A2, 3.06%, 08/25/24(a)	1,000	1,006,422
Series K729, Class A1, 2.95%, 02/25/24	973	974,767
Series K729, Class A2, 3.14%, 10/25/24	1,000	1,009,343
Series K730, Class A2, 3.59%, 01/25/25	1,000	1,031,969
Series K731, Class A2, 3.60%, 02/25/25(a)	1,000	1,031,275
Series KS03, Class A4, 3.16%, 05/25/25(a)	1,000	1,009,030
Freddie Mac Multifamily Structured Pass Through Certificates
3.19%, 07/25/27	600	599,973
3.70%, 05/25/25	1,000	1,036,887
3.75%, 08/25/25(a)	2,000	2,082,450
3.95%, 11/25/30(a)	833	865,520
3.95%, 11/25/33(a)	1,000	1,032,131
4.05%, 09/25/28(a)	1,000	1,064,278
4.06%, 10/25/28(a)	2,000	2,131,118

		130,460,455

Total U.S. Government Agency Obligations — 39.0% (Cost: $131,312,298)		130,460,455

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	1,924	1,923,956

Total Short-Term Investments — 0.6% (Cost: $1,923,956)		1,923,956

Total Investments in Securities — 100.1% (Cost: $336,963,733)		334,510,977

Other Assets, Less Liabilities — (0.1)%		(231,620)

Net Assets — 100.0%		$334,279,357

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,319	605	1,924	$1,923,956	$6,170	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

85

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® CMBS ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$202,126,566	$—	$202,126,566
U.S. Government Agency Obligations	—	130,460,455	—	130,460,455
Money Market Funds	1,923,956	—	—	1,923,956

	$1,923,956	$332,587,021	$—	$334,510,977

86

Schedule of Investments (unaudited) January 31, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings Inc., 2.25%, 12/15/23	$715	$1,156,913
Arconic Inc., 1.63%, 10/15/19	840	827,904

		1,984,817

Agriculture — 0.2%
Vector Group Ltd., 1.75%, 04/15/20(a)	700	705,208

Auto Manufacturers — 3.5%
Navistar International Corp., 4.75%, 04/15/19	1,015	1,016,929
NIO Inc., 4.50%, 02/01/24(b)	1,500	1,466,250
Tesla Inc.
0.25%, 03/01/19	2,075	2,070,559
1.25%, 03/01/21	3,275	3,517,776
2.38%, 03/15/22	2,200	2,536,490

		10,608,004

Auto Parts & Equiptment — 0.2%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	675	639,387

Banks — 0.4%
Bank of America Finance LLC, 0.25%, 05/01/23	600	564,480
Deutsche Bank AG/London, 1.00%, 05/01/23	600	544,956

		1,109,436

Biotechnology — 7.6%
Acorda Therapeutics Inc., 1.75%, 06/15/21	830	729,653
Aegerion Pharmaceuticals Inc., 2.00%, 08/15/19	550	468,369
Alder Biopharmaceuticals Inc., 2.50%, 02/01/25	675	648,810
AMAG Pharmaceuticals Inc., 3.25%, 06/01/22	825	772,200
Amicus Therapeutics Inc., 3.00%, 12/15/23(b)	540	1,128,886
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	1,200	1,276,992
1.50%, 10/15/20	840	1,012,326
Emergent BioSolutions Inc., 2.88%, 01/15/21	420	404,250
Exact Sciences Corp., 1.00%, 01/15/25	2,075	2,872,194
Illumina Inc.
0.00%, 06/15/19(c)	1,410	1,609,219
0.00%, 08/15/23(b)(c)	1,800	1,816,272
0.50%, 06/15/21	1,200	1,518,804
Insmed Inc., 1.75%, 01/15/25	1,140	1,035,074
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	1,125	1,111,331
Ionis Pharmaceuticals Inc., 1.00%, 11/15/21	1,600	1,775,376
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23(b)	1,775	1,512,052
Medicines Co. (The)
2.50%, 01/15/22	815	740,868
2.75%, 07/15/23	1,115	871,138
Novavax Inc., 3.75%, 02/01/23	650	438,627
Radius Health Inc., 3.00%, 09/01/24	675	546,453
Retrophin Inc., 2.50%, 09/15/25	675	599,184

		22,888,078

Building Materials — 0.2%
Cemex SAB de CV, 3.72%, 03/15/20	595	585,486

Commercial Services — 2.8%
Cardtronics Inc., 1.00%, 12/01/20	700	662,081
Chegg Inc., 0.25%, 05/15/23(b)	825	1,172,201
Euronet Worldwide Inc., 1.50%, 10/01/44 (Call 10/05/20)	940	1,495,662
FTI Consulting Inc., 2.00%, 08/15/23(b)	750	723,615
Huron Consulting Group Inc., 1.25%, 10/01/19	370	362,659

Security	Par (000)	Value

Commercial Services (continued)
Macquarie Infrastructure Corp.
2.00%, 10/01/23	$1,005	$878,893
2.88%, 07/15/19	780	777,956
Square Inc., 0.50%, 05/15/23(b)	1,950	2,298,641

		8,371,708

Computers — 2.2%
Electronics For Imaging Inc., 0.75%, 09/01/19	725	708,477
Lumentum Holdings Inc., 0.25%, 03/15/24	950	1,023,464
Nutanix Inc., 0.00% 01/15/23(b)(c)	1,284	1,591,608
Pure Storage Inc., 0.13%, 04/15/23(b)	1,175	1,141,336
Western Digital Corp., 1.50%, 02/01/24(b)	2,607	2,237,718

		6,702,603

Diversified Financial Services — 1.2%
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(b)	1,425	1,342,806
LendingTree Inc., 0.63%, 06/01/22	700	1,070,447
PRA Group Inc.
3.00%, 08/01/20	550	525,443
3.50%, 06/01/23	875	816,270

		3,754,966

Electric — 0.5%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)(b)	1,282	1,423,315

Electrical Components & Equipment — 0.4%
SunPower Corp.
0.88%, 06/01/21	890	681,900
4.00%, 01/15/23	725	569,611

		1,251,511

Electronics — 0.9%
II VI Inc., 0.25%, 09/01/22	799	841,643
OSI Systems Inc., 1.25%, 09/01/22	705	723,189
Vishay Intertechnology Inc., 2.25%, 06/15/25(b)	1,418	1,317,123

		2,881,955

Energy - Alternate Sources — 0.6%
NextEra Energy Partners LP, 1.50%, 09/15/20(b)	625	596,369
Tesla Energy Operations Inc./DE, 1.63%, 11/01/19	1,165	1,102,870

		1,699,239

Engineering & Construction — 0.6%
Dycom Industries Inc., 0.75%, 09/15/21	1,015	975,720
KBR Inc., 2.50%, 11/01/23(b)	800	764,840

		1,740,560

Entertainment — 0.5%
Live Nation Entertainment Inc., 2.50%, 03/15/23(b)	1,325	1,424,203

Health Care - Products — 2.6%
CONMED Corp., 2.63%, 02/01/24(b)	800	811,136
Insulet Corp.
1.25%, 09/15/21	530	767,626
1.38%, 11/15/24(b)	1,258	1,377,812
NuVasive Inc., 2.25%, 03/15/21	1,600	1,710,592
Wright Medical Group Inc., 1.63%, 06/15/23(b)	1,650	1,770,763
Wright Medical Group NV, 2.25%, 11/15/21	875	1,302,175

		7,740,104

Health Care - Services — 2.2%
Anthem Inc., 2.75%, 10/15/42	650	2,723,207
Molina Healthcare Inc., 1.13%, 01/15/20	587	1,935,832

87

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Teladoc Health Inc.
1.38%, 05/15/25(b)	$410	$573,738
3.00%, 12/15/22	900	1,474,452

		6,707,229

Holding Companies - Diversified — 0.8%
Ares Capital Corp., 3.75%, 02/01/22	890	893,640
Prospect Capital Corp.
4.75%, 04/15/20	1,315	1,319,931
4.95%, 07/15/22 (Call 04/15/22)	350	342,741

		2,556,312

Insurance — 0.6%
AXA SA, 7.25%, 05/15/21(b)	2,000	1,886,820

Internet — 15.8%
Booking Holdings Inc.
0.35%, 06/15/20	2,325	3,301,384
0.90%, 09/15/21	2,325	2,627,924
Ctrip.com International Ltd.
1.00%, 07/01/20	1,625	1,567,962
1.25%, 09/15/22	2,200	2,154,702
1.99%, 07/01/25	950	967,917
Etsy Inc., 0.00% 03/01/23(b)(c)	800	1,298,864
FireEye Inc.
0.88%, 06/01/24(b)	1,521	1,588,259
Series B, 1.63%, 06/01/35 (Call 06/01/22)	950	876,955
IAC FinanceCo Inc., 0.88%, 10/01/22(b)	1,275	1,882,601
iQIYI Inc., 3.75%, 12/01/23(b)	1,800	1,920,708
Liberty Expedia Holdings Inc., 1.00%, 06/30/47 (Call 07/05/22)(b)	875	845,828
MercadoLibre Inc., 2.00%, 08/15/28(b)	2,150	2,222,562
Okta Inc., 0.25%, 02/15/23(b)	825	1,481,023
Palo Alto Networks Inc., 0.75%, 07/01/23(b)	3,945	4,110,532
RingCentral Inc., 0.00% 03/15/23(b)(c)	1,075	1,375,377
Twilio Inc., 0.25%, 06/01/23(b)	1,275	2,157,631
Twitter Inc.
0.25%, 09/15/19	1,975	1,932,103
0.25%, 06/15/24(b)	3,000	2,784,750
1.00%, 09/15/21	2,045	1,902,668
Vipshop Holdings Ltd., 1.50%, 03/15/19	1,425	1,413,586
Wayfair Inc.
0.38%, 09/01/22	1,025	1,241,624
1.13%, 11/01/24(b)	1,350	1,550,569
Weibo Corp., 1.25%, 11/15/22(b)	2,100	1,896,720
Wix.com Ltd., 0.00% 07/01/23(b)(c)	1,054	1,094,864
Zendesk Inc., 0.25%, 03/15/23(b)	1,343	1,673,955
Zillow Group Inc.
1.50%, 07/01/23	775	687,720
2.00%, 12/01/21	1,190	1,206,041

		47,764,829

Iron & Steel — 0.8%
Allegheny Technologies Inc., 4.75%, 07/01/22	625	1,262,769
Cleveland-Cliffs Inc., 1.50%, 01/15/25	800	1,138,120

		2,400,889

Lodging — 1.6%
Caesars Entertainment Corp., 5.00%, 10/01/24	2,600	3,826,472
Huazhu Group Ltd., 0.38%, 11/01/22	1,015	1,031,798

		4,858,270

Machinery — 0.3%
Chart Industries Inc., 1.00%, 11/15/24(b)	625	854,113

Security	Par (000)	Value

Media — 4.6%
DISH Network Corp.
2.38%, 03/15/24	$2,250	$1,856,632
3.38%, 08/15/26	7,050	5,976,285
Liberty Interactive LLC
1.75%, 09/30/46 (Call 10/05/23)(b)	550	615,676
3.50%, 01/15/31 (Call 04/03/19)	100	63,077
Liberty Media Corp.
1.38%, 10/15/23	1,525	1,716,052
2.13%, 03/31/48 (Call 04/07/23)(b)	950	913,786
2.25%, 12/01/48 (Call 12/02/21)(b)	900	925,353
Liberty Media Corp-Liberty Formula One, 1.00%, 01/30/23	1,725	1,820,962

		13,887,823

Mining — 0.5%
Royal Gold Inc., 2.88%, 06/15/19	900	902,178
SSR Mining Inc., 2.88%, 02/01/33 (Call 02/01/20)	650	652,483

		1,554,661

Oil & Gas — 2.9%
Chesapeake Energy Corp., 5.50%, 09/15/26	2,875	2,549,636
Ensco Jersey Finance Ltd., 3.00%, 01/31/24	1,995	1,554,384
Nabors Industries Inc., 0.75%, 01/15/24	1,200	805,788
Oasis Petroleum Inc., 2.63%, 09/15/23	630	600,844
Transocean Inc., 0.50%, 01/30/23	1,800	1,959,696
Whiting Petroleum Corp., 1.25%, 04/01/20	1,275	1,223,120

		8,693,468

Oil & Gas Services — 0.7%
Weatherford International Ltd., 5.88%, 07/01/21	3,000	2,059,200

Pharmaceuticals — 7.4%
Assertio Therapeutics Inc., 2.50%, 09/01/21	550	390,627
Aurora Cannabis Inc., 5.50%, 02/28/24(b)	800	906,640
Clovis Oncology Inc.
1.25%, 05/01/25	850	653,931
2.50%, 09/15/21	575	526,280
Dermira Inc., 3.00%, 05/15/22	550	421,020
DexCom Inc.
0.75%, 05/15/22	890	1,356,930
0.75%, 12/01/23(b)	1,775	1,962,848
Herbalife Nutrition Ltd.
2.00%, 08/15/19	1,290	1,805,161
2.63%, 03/15/24(b)	1,650	1,866,348
Horizon Pharma Investment Ltd., 2.50%, 03/15/22	900	939,411
Ironwood Pharmaceuticals Inc., 2.25%, 06/15/22	860	931,311
Jazz Investments I Ltd.
1.50%, 08/15/24	1,750	1,617,543
1.88%, 08/15/21	950	930,031
Neurocrine Biosciences Inc., 2.25%, 05/15/24	1,250	1,693,462
Pacira Pharmaceuticals Inc./DE, 2.38%, 04/01/22	815	807,836
Sarepta Therapeutics Inc., 1.50%, 11/15/24	1,325	2,709,863
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23(b)	950	938,866
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 02/01/26 (Call 03/12/19)	1,125	1,042,425
Tilray Inc., 5.00%, 10/01/23(b)	1,100	911,735

		22,412,268

Pipelines — 0.3%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 03/15/20)	1,350	1,001,646

Real Estate Investment Trusts — 3.3%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	835	805,324
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	875	875,744
Colony Capital Inc., 3.88%, 01/15/21	890	841,210

88

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Empire State Realty OP LP, 2.63%, 08/15/19(b)	$670	$666,034
Extra Space Storage LP, 3.13%, 10/01/35 (Call 09/05/20)(b)	1,275	1,452,008
IH Merger Sub LLC, 3.50%, 01/15/22	825	901,040
iStar Inc., 3.13%, 09/15/22	765	696,785
Spirit Realty Capital Inc.
2.88%, 05/15/19	955	950,024
3.75%, 05/15/21	700	685,629
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	575	573,436
Two Harbors Investment Corp., 6.25%, 01/15/22	660	666,085
VEREIT Inc., 3.75%, 12/15/20	1,025	1,013,141

		10,126,460

Retail — 0.9%
RH
0.00%, 06/15/19(c)	910	1,104,185
0.00%, 07/15/20(c)	875	1,112,711
0.00%, 06/15/23(b)(c)	444	421,476

		2,638,372

Semiconductors — 13.6%
Advanced Micro Devices Inc., 2.13%, 09/01/26	1,875	5,857,687
Cree Inc., 0.88%, 09/01/23(b)	1,350	1,445,094
Cypress Semiconductor Corp., 4.50%, 01/15/22	675	825,282
Inphi Corp., 0.75%, 09/01/21	691	681,215
Integrated Device Technology Inc., 0.88%, 11/15/22	850	1,328,125
Intel Corp., 3.25%, 08/01/39	2,275	5,217,781
Microchip Technology Inc.
1.63%, 02/15/25	4,200	6,578,670
1.63%, 02/15/27	4,600	4,913,398
2.25%, 02/15/37	1,490	1,606,235
Micron Technology Inc., Series G, 3.00%, 11/15/43 (Call 05/15/19)	1,225	1,604,395
NXP Semiconductors NV, 1.00%, 12/01/19	2,650	2,730,587
ON Semiconductor Corp.
1.00%, 12/01/20	1,750	2,150,120
1.63%, 10/15/23	1,200	1,450,068
Rovi Corp., 0.50%, 03/01/20	840	797,521
Silicon Laboratories Inc., 1.38%, 03/01/22	800	845,664
Synaptics Inc., 0.50%, 06/15/22	1,300	1,164,163
Teradyne Inc., 1.25%, 12/15/23	1,075	1,394,802
Veeco Instruments Inc., 2.70%, 01/15/23	750	596,565

		41,187,372

Software — 14.2%
Akamai Technologies Inc., 0.13%, 05/01/25(b)	2,650	2,524,787
Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20	700	697,753
Atlassian Inc., 0.63%, 05/01/23(b)	2,300	3,114,476
Avaya Holdings Corp., 2.25%, 06/15/23(b)	946	860,084
Citrix Systems Inc., 0.50%, 04/15/19	2,695	3,826,981
DocuSign Inc., 0.50%, 09/15/23(b)	1,347	1,347,485
Envestnet Inc., 1.75%, 06/01/23(b)	900	940,482
Five9 Inc., 0.13%, 05/01/23(b)	675	923,360
Guidewire Software Inc., 1.25%, 03/15/25	850	859,418
HubSpot Inc., 0.25%, 06/01/22	975	1,684,274
j2 Global Inc., 3.25%, 06/15/29 (Call 06/20/21)	1,000	1,201,660
MINDBODY Inc., 0.38%, 06/01/23(b)	600	591,882
Momo Inc., 1.25%, 07/01/25(b)	1,508	1,279,794
MongoDB Inc., 0.75%, 06/15/24(b)	725	1,074,711
New Relic Inc., 0.50%, 05/01/23(b)	1,150	1,312,495
Nice Systems Inc., 1.25%, 01/15/24	630	876,651

Security	Par/ Shares (000)	Value

Software (continued)
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	$1,515	$1,375,696
1.25%, 04/01/25	975	929,633
1.50%, 11/01/35 (Call 11/05/21)	500	488,565
RealPage Inc., 1.50%, 11/15/22	850	1,221,187
Red Hat Inc., 0.25%, 10/01/19	725	1,747,156
Sea Ltd., 2.25%, 07/01/23(b)	1,206	1,179,130
ServiceNow Inc., 0.00% 06/01/22(c)	1,825	3,045,487
Splunk Inc.
0.50%, 09/15/23(b)	2,873	3,064,457
1.13%, 09/15/25(b)	2,047	2,199,440
Verint Systems Inc., 1.50%, 06/01/21	815	813,541
Workday Inc., 0.25%, 10/01/22	2,700	3,632,526

		42,813,111

Telecommunications — 2.4%
Finisar Corp., 0.50%, 12/15/36 (Call 12/22/21)	1,350	1,304,397
GCI Liberty Inc., 1.75%, 09/30/46 (Call 10/05/23)(b)	1,150	1,222,806
GDS Holdings Ltd., 2.00%, 06/01/25(b)	750	596,865
Infinera Corp., 2.13%, 09/01/24	925	689,236
Intelsat SA, 4.50%, 06/15/25(b)	925	1,461,491
InterDigital Inc., 1.50%, 03/01/20	725	801,226
Viavi Solutions Inc., 1.00%, 03/01/24	1,125	1,181,869

		7,257,890

Transportation — 0.7%
Air Transport Services Group Inc., 1.13%, 10/15/24	525	518,338
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	675	726,361
Golar LNG Ltd., 2.75%, 02/15/22	940	901,328

		2,146,027

Trucking & Leasing — 0.2%
Greenbrier Companies Inc. (The), 2.88%, 02/01/24	640	659,942

Total Convertible Bonds — 98.9% (Cost: $298,488,359)		298,977,282

Common Stocks

Communications Equipment — 0.1%
Motorola Solutions Inc.	4	467,640

Semiconductors & Semiconductor Equipment — 0.5%
Micron Technology Inc.(d)	38	1,452,360

Total Common Stocks — 0.6% (Cost $2,283,347)		1,920,000

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	259	259,049

Total Short-Term Investments — 0.1% (Cost: $259,049)		259,049

Total Investments in Securities — 99.6% (Cost: $301,030,755)		301,156,331

Other Assets, Less Liabilities — 0.4%		1,220,295

Net Assets — 100.0%		$302,376,626

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

89

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Convertible Bond ETF

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$464	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,229	(1,970)	259	259,049	8,074		—	—

				$259,049	$8,538		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Convertible Bonds	$—	$298,977,282	$—	$298,977,282
Common Stocks	1,920,000	—	—	1,920,000
Money Market Funds	259,049	—	—	259,049

	$2,179,049	$298,977,282	$—	$301,156,331

90

Schedule of Investments (unaudited) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Capital One Multi-Asset Execution Trust
2.08%, 03/15/23	$3,500	$3,469,801
1.66%, 06/17/24	2,470	2,400,396
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3, 1.92%, 04/07/22	2,000	1,979,661
Discover Card Execution Note Trust
Series 2012-A6, Class A6, 1.67%, 01/18/22	250	248,802
Series 2014-A4, Class A4, 2.12%, 12/15/21	500	498,806
Drive Auto Receivables Trust
Series 2018-1, 3.81%, 05/15/24 (Call 11/15/20)	2,370	2,384,014
Series 2018-2, 4.14%, 08/15/24 (Call 05/15/21)	3,000	3,036,984
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3, 1.32%, 01/15/21 (Call 09/15/20)	383	380,764
Santander Drive Auto Receivables Trust 3.56%, 07/15/24 (Call 08/15/22)	2,000	2,009,421
Synchrony Credit Card Master Note Trust 2.21%, 05/15/24	5,000	4,925,665
Series 2015-1, Class A, 2.37%, 03/15/23	800	795,585

Total Asset-Backed Securities — 1.0% (Cost: $22,011,253)		22,129,899

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.7%
Benchmark Mortgage Trust, Series 2018-B4, Class A2, 3.98%, 07/15/51	3,500	3,613,803
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	750	754,556
Series 2013-CR09, Class A4, 4.23%, 07/10/45(a)(b)	2,000	2,090,042
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	225	233,895
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	150	153,886
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.08%, 07/15/46(a)(b)	1,000	1,030,437
Series 2014-C18, Class ASB, 3.62%, 10/15/47	1,750	1,775,235
Series 2015-C22, Class A4, 3.31%, 04/15/48	250	249,722
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	800	799,429
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	1,500	1,506,471
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	3,000	2,970,316

		15,177,792

Total Collaterized Mortgage Obligations — 0.7% (Cost: $15,233,716)		15,177,792

Corporate Bonds & Notes

Advertising — 0.1%
Acosta Inc., 7.75%, 10/01/22 (Call 10/01/19)(c)(d)	100	13,781
Clear Channel International BV, 8.75%, 12/15/20 (Call 12/15/19)(c)	100	102,251
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	45	45,469
3.75%, 02/15/23	165	163,939
Lamar Media Corp., 5.00%, 05/01/23 (Call 05/01/19)	125	126,291

Security	Par (000)	Value

Advertising (continued)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	$530	$532,290
4.45%, 08/15/20	275	280,662
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22 (Call 02/15/19)	195	196,911
WPP Finance 2010
3.63%, 09/07/22	85	82,604
4.75%, 11/21/21	102	104,163

		1,648,361

Aerospace & Defense — 0.5%
Airbus Finance BV, 2.70%, 04/17/23(c)	160	157,266
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	285	292,259
5.87%, 02/23/22	200	207,738
6.15%, 08/15/20	200	206,638
BAE Systems Holdings Inc., 2.85%, 12/15/20 (Call 11/15/20)(c)	270	267,705
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	25	24,524
2.13%, 03/01/22 (Call 02/01/22)	475	465,281
2.35%, 10/30/21	200	197,768
2.80%, 03/01/23 (Call 02/01/23)	55	54,787
4.88%, 02/15/20	235	240,114
Bombardier Inc.
5.75%, 03/15/22(c)	125	120,080
6.00%, 10/15/22 (Call 04/15/19)(c)(d)	300	289,110
6.13%, 01/15/23(c)	275	265,941
7.75%, 03/15/20(c)	100	102,994
8.75%, 12/01/21(c)	325	345,098
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	84	82,292
2.88%, 05/11/20	400	400,872
3.00%, 05/11/21	365	367,248
3.38%, 05/15/23 (Call 04/15/23)	365	371,475
L3 Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	250	253,528
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,070	1,066,758
3.10%, 01/15/23 (Call 11/15/22)	50	50,153
3.35%, 09/15/21	460	466,877
Moog Inc., 5.25%, 12/01/22 (Call 12/01/19)(c)	100	100,578
Northrop Grumman Corp.
2.08%, 10/15/20	75	74,134
2.55%, 10/15/22 (Call 09/15/22)	1,425	1,398,780
3.50%, 03/15/21	435	438,993
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22 (Call 11/01/19)(c)	25	25,325
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	285	280,206
3.13%, 10/15/20	350	352,285
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)	363	355,671
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	100	99,909
TransDigm Inc.
5.50%, 10/15/20 (Call 03/04/19)	100	100,231
6.00%, 07/15/22 (Call 07/15/19)	250	251,863
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/19)	75	69,991
5.25%, 06/01/22 (Call 06/01/19)	115	100,591
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	560	542,920
2.30%, 05/04/22 (Call 04/04/22)	250	243,415

91

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
3.10%, 06/01/22	$395	$393,704
3.35%, 08/16/21	45	45,408
3.65%, 08/16/23 (Call 07/16/23)	700	710,472
4.50%, 04/15/20	375	381,817

		12,262,799

Agriculture — 0.3%
Altria Group Inc.
2.85%, 08/09/22	440	430,610
2.95%, 05/02/23	50	48,066
4.75%, 05/05/21	375	387,056
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	425	429,586
BAT Capital Corp.
2.30%, 08/14/20	370	364,946
2.76%, 08/15/22 (Call 07/15/22)	575	559,193
BAT International Finance PLC
2.75%, 06/15/20(c)	458	454,570
3.25%, 06/07/22(c)	25	24,664
3.50%, 06/15/22(c)	250	248,737
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(d)	160	160,027
Cargill Inc.
3.05%, 04/19/21(c)	500	500,030
3.25%, 03/01/23(c)	95	95,179
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(c)	75	73,656
Imperial Brands Finance PLC
2.95%, 07/21/20(c)	300	296,952
3.50%, 02/11/23 (Call 11/11/22)(c)	100	98,347
3.75%, 07/21/22 (Call 05/21/22)(c)	550	547,195
Kernel Holding SA, 8.75%, 01/31/22(e)	200	197,986
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	180	176,240
2.00%, 02/21/20	200	198,236
2.38%, 08/17/22 (Call 07/17/22)	96	93,546
2.50%, 08/22/22	250	244,545
2.50%, 11/02/22 (Call 10/02/22)	300	293,871
2.63%, 02/18/22 (Call 01/18/22)	315	309,906
2.63%, 03/06/23	25	24,372
2.90%, 11/15/21	245	243,653
4.50%, 03/26/20	50	50,948
Pyxus International Inc.
8.50%, 04/15/21 (Call 10/15/19)(c)	48	47,804
9.88%, 07/15/21 (Call 07/15/19)	150	123,905
Reynolds American Inc.
3.25%, 06/12/20	225	225,036
4.00%, 06/12/22	390	394,746
6.88%, 05/01/20	200	208,616
Viterra Inc., 5.95%, 08/01/20(c)	250	257,690

		7,809,914

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(c)	105	112,129
American Airlines Group Inc., 4.63%, 03/01/20(c)	125	125,191
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	102	104,667
Delta Air Lines Inc.
2.88%, 03/13/20	250	248,400
3.40%, 04/19/21	225	224,323
3.63%, 03/15/22 (Call 02/15/22)	350	347,708
3.80%, 04/19/23 (Call 03/19/23)	215	211,278

Security	Par (000)	Value

Airlines (continued)
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 02/10/24	$4	$3,835
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	232	230,480
2.75%, 11/16/22 (Call 10/16/22)	115	113,311
UAL Pass Through Trust, Series 2007-1A, 6.64%, 07/02/22	44	45,610
United Continental Holdings Inc.
4.25%, 10/01/22	125	124,498
6.00%, 12/01/20	65	66,897
Unity 1 Sukuk Ltd., 3.86%, 11/30/21(e)	200	200,024
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(c)	100	98,553

		2,256,904

Apparel — 0.0%
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	150	148,952
William Carter Co. (The), 5.25%, 08/15/21 (Call 08/15/19)	100	100,571

		249,523

Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.65%, 07/12/21	170	164,705
1.70%, 09/09/21	231	223,476
1.95%, 07/20/20	225	221,938
2.00%, 02/14/20	355	351,922
2.45%, 09/24/20	275	273,295
2.65%, 02/12/21	350	348,208
3.00%, 06/16/20	25	25,036
3.38%, 12/10/21	250	252,155
3.45%, 07/14/23	215	218,376
3.55%, 01/12/24	500	507,170
3.63%, 10/10/23	250	254,630
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 04/15/19)(c)(d)	200	197,098
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(c)	150	159,024
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(c)	175	168,956
2.00%, 04/11/21 (Call 03/11/21)(c)	1,130	1,101,693
2.15%, 04/06/20(c)	120	118,841
2.70%, 04/06/22 (Call 03/06/22)(c)	175	172,037
3.40%, 08/13/21(c)	155	155,769
3.45%, 04/12/23 (Call 03/12/23)(c)	275	276,977
Daimler Finance North America LLC
2.00%, 07/06/21(c)	50	48,434
2.20%, 05/05/20(c)	250	246,888
2.25%, 03/02/20(c)	250	247,450
2.30%, 02/12/21(c)	200	196,080
2.45%, 05/18/20(c)	300	297,354
2.70%, 08/03/20(c)	150	148,908
2.85%, 01/06/22(c)	400	393,500
3.00%, 02/22/21(c)	500	496,935
3.10%, 05/04/20(c)	400	399,424
3.35%, 05/04/21(c)	500	499,780
3.70%, 05/04/23(c)	250	251,058
3.88%, 09/15/21(c)	250	252,977
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	320	321,888
5.25%, 04/15/23	250	253,057
Ford Motor Credit Co. LLC
2.34%, 11/02/20	1,000	966,760
2.46%, 03/27/20	200	196,350
3.10%, 05/04/23	650	586,794

92

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 01/15/21	$750	$733,050
3.34%, 03/18/21	550	534,347
3.34%, 03/28/22 (Call 02/28/22)	200	189,702
4.14%, 02/15/23 (Call 01/15/23)	200	189,638
5.60%, 01/07/22	500	506,595
5.88%, 08/02/21	750	768,382
General Motors Financial Co. Inc.
2.45%, 11/06/20	95	92,968
3.15%, 06/30/22 (Call 05/30/22)	540	523,411
3.20%, 07/13/20 (Call 06/13/20)	460	459,959
3.20%, 07/06/21 (Call 06/06/21)	1,050	1,033,011
3.25%, 01/05/23 (Call 12/05/22)	10	9,593
3.45%, 01/14/22 (Call 12/14/21)	389	382,391
3.45%, 04/10/22 (Call 02/10/22)	105	102,934
3.70%, 11/24/20 (Call 10/24/20)	600	600,012
3.70%, 05/09/23 (Call 03/09/23)	580	562,704
4.15%, 06/19/23 (Call 05/19/23)	200	197,224
4.20%, 03/01/21 (Call 12/01/20)	452	455,345
4.20%, 11/06/21	50	50,300
4.38%, 09/25/21	327	330,846
5.10%, 01/17/24 (Call 12/17/23)	330	335,188
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(c)	125	119,570
2.85%, 01/15/21 (Call 12/15/20)(c)	100	98,313
3.55%, 05/21/21(c)	315	313,516
4.05%, 02/04/22(c)	150	149,870
Hyundai Capital America
2.45%, 06/15/21(d)(e)	500	484,770
2.60%, 03/19/20(e)	300	296,973
3.75%, 07/08/21(e)	100	100,007
3.95%, 02/01/22(c)	105	105,515
4.13%, 06/08/23(d)(e)	300	301,527
4.30%, 02/01/24(c)	125	125,655
Hyundai Capital Services Inc.
3.00%, 03/06/22(e)	600	586,602
3.00%, 08/29/22(e)	600	583,722
3.75%, 03/05/23(e)	250	248,675
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)(c)	110	108,308
5.63%, 02/01/23 (Call 02/01/19)(c)(d)	150	137,684
Nissan Motor Acceptance Corp.
2.15%, 09/28/20(c)	250	244,450
2.55%, 03/08/21(c)	250	244,398
2.60%, 09/28/22(c)	300	286,365
3.45%, 03/15/23(c)	100	97,816
3.65%, 09/21/21(c)	60	59,774
3.88%, 09/21/23(c)	350	345,537
PACCAR Financial Corp.
2.05%, 11/13/20	45	44,357
2.30%, 08/10/22	150	145,601
2.80%, 03/01/21	105	104,652
3.15%, 08/09/21	130	130,348
Toyota Motor Corp.
3.18%, 07/20/21	75	75,603
3.42%, 07/20/23	175	177,961
Toyota Motor Credit Corp.
1.90%, 04/08/21	318	312,193
1.95%, 04/17/20	625	620,062
2.15%, 03/12/20	170	168,910
2.15%, 09/08/22	150	145,749

Security	Par (000)	Value

Auto Manufacturers (continued)
2.25%, 10/18/23	$50	$48,392
2.60%, 01/11/22	565	560,830
2.70%, 01/11/23	150	148,143
2.75%, 05/17/21	250	249,650
2.80%, 07/13/22	200	199,240
2.95%, 04/13/21	425	426,351
3.30%, 01/12/22	158	160,089
3.45%, 09/20/23	350	355,848
Volkswagen Group of America Finance LLC
2.40%, 05/22/20(c)	200	197,734
4.00%, 11/12/21(c)	200	202,262
4.25%, 11/13/23(c)	700	708,015

		29,273,580

Auto Parts & Equiptment — 0.1%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/19)(d)	175	177,889
7.75%, 11/15/19	20	20,500
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/19)(d)	225	225,693
8.75%, 08/15/20	65	69,408
Hankook Tire Co. Ltd., 3.50%, 01/30/23(e)	200	198,786
IHO Verwaltungs GmbH (4.88% PIK), 4.13%, 09/15/21 (Call 09/15/19)(c)(f)	200	196,050
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	100	92,021
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(c)	250	249,093
Weichai International Hong Kong Energy Group Co. Ltd., 3.75%, (Call 09/14/22)(a)(b)(e)(g)	400	372,480
ZF North America Capital Inc.
4.00%, 04/29/20(c)	150	150,453
4.50%, 04/29/22(c)	200	199,886

		1,952,259

Banks — 10.7%
ABN AMRO Bank NV
2.65%, 01/19/21(c)	500	495,315
3.40%, 08/27/21(c)	200	201,138
4.40%, 03/27/28 (Call 03/27/23)(a)(b)(e)	400	397,544
ADCB Finance Cayman Ltd., 4.50%, 03/06/23(e)	400	405,436
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(e)	200	203,544
AKCB Finance Ltd., 4.75%, 10/09/23(e)	400	407,100
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(e)	200	196,796
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.75%, 04/28/21(e)	200	212,666
Amber Circle Funding Ltd., 3.25%, 12/04/22(e)	1,040	1,030,172
ANZ New Zealand Int'l Ltd./London
2.75%, 01/22/21(c)	250	248,013
2.88%, 01/25/22(c)	250	246,333
ASB Bank Ltd., 3.75%, 06/14/23(c)	250	251,597
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	250	246,715
3.30%, 05/17/21	500	501,830
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	250	246,700
2.55%, 11/23/21	500	491,875
2.63%, 05/19/22	250	245,400
2.63%, 11/09/22	250	244,380
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(e)	200	195,172
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	225	224,251

93

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(e)	$200	$207,580
5.90%, 01/16/21(e)	400	412,964
Banco Davivienda SA, 5.88%, 07/09/22(e)	200	210,868
Banco de Bogota SA, 5.38%, 02/19/23(d)(e)	200	205,354
Banco de Credito del Peru/Panama
6.13%, 04/24/27 (Call 04/24/22)(a)(b)(e)	120	126,828
6.88%, 09/16/26(a)(b)(e)	400	428,236
Banco del Estado de Chile
3.88%, 02/08/22(c)	300	301,725
4.13%, 10/07/20(c)	200	202,306
Banco do Brasil SA/Cayman
3.88%, 10/10/22	200	196,740
5.38%, 01/15/21(e)	100	102,401
5.88%, 01/26/22(d)(e)	200	207,492
5.88%, 01/19/23(d)(e)	800	834,048
Banco do Brasil SA/Cayman Islands, 8.50%, 10/29/49(a)(b)(e)(g)	100	106,618
Banco Nacional de Costa Rica, 5.88%, 04/25/21(e)	200	196,820
Banco Santander Mexico SA, 5.95%, 10/01/28(a)(b)(e)	300	305,559
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22(e)	300	297,855
Banco Santander SA
3.13%, 02/23/23	200	193,988
3.50%, 04/11/22	200	199,330
3.85%, 04/12/23	400	398,032
Bancolombia SA, 5.13%, 09/11/22(d)	397	408,291
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	550	542,586
2.33%, 10/01/21 (Call 10/01/20)(a)(b)	245	241,663
2.37%, 07/21/21 (Call 07/21/20)(a)(b)	640	633,542
2.50%, 10/21/22 (Call 10/21/21)	1,475	1,441,090
2.63%, 10/19/20	390	388,284
2.63%, 04/19/21	345	342,199
2.74%, 01/23/22 (Call 01/23/21)(a)(b)	425	420,665
2.82%, 07/21/23 (Call 07/21/22)(a)(b)	125	122,814
2.88%, 04/24/23 (Call 04/24/22)(a)(b)	725	715,872
3.00%, 12/20/23 (Call 12/20/22)(a)(b)	1,548	1,528,155
3.12%, 01/20/23 (Call 01/20/22)(a)(b)	525	522,910
3.30%, 01/11/23	635	638,092
3.50%, 05/17/22 (Call 05/17/21)(a)(b)	50	50,375
3.86%, 07/23/24 (Call 07/23/23)(a)(b)	250	254,212
5.00%, 05/13/21	620	645,755
5.63%, 07/01/20	100	103,744
5.70%, 01/24/22	675	725,348
Series L, 2.25%, 04/21/20	524	520,673
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(c)(g)	400	411,996
Bank of China Ltd./Hong Kong
2.88%, 06/30/20(e)	200	198,862
3.52%, 03/08/21(a)(b)(e)	400	399,612
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(e)	200	194,484
Bank of China Ltd./Macau, 2.88%, 04/20/22(e)	400	394,156
Bank of China Ltd./Paris, 3.54%, 11/22/22, (3 mo. LIBOR US + 0.88%)(b)(e)	1,000	999,970
Bank of China Ltd./Singapore, 3.62%, 04/17/23, (3 mo. LIBOR US + 0.85%)(b)(e)	900	898,407
Bank of Communications Co. Ltd./Hong Kong
3.46%, 05/15/20, (3 mo. LIBOR US + 0.780%)(b)(e)	200	200,138
3.64%, 12/04/22, (3 mo. LIBOR US + 0.9%)(b)(e)	400	400,404

Security	Par (000)	Value

Banks (continued)
Bank of East Asia Ltd. (The), 6.13%, 07/16/20(e)	$200	$207,046
Bank of India/Jersey, 3.13%, 05/06/20(e)	200	197,686
Bank of Ireland Group PLC, 4.50%, 11/25/23(c)	200	198,652
Bank of Montreal
1.90%, 08/27/21	1,760	1,720,858
2.10%, 06/15/20	325	321,903
2.35%, 09/11/22	300	292,770
Series E, 3.30%, 02/05/24	350	350,000
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	635	624,300
2.45%, 11/27/20 (Call 10/27/20)	340	338,089
2.50%, 04/15/21 (Call 03/15/21)	250	248,298
2.60%, 08/17/20 (Call 07/17/20)	1,575	1,571,362
2.60%, 02/07/22 (Call 01/07/22)	210	208,051
2.66%, 05/16/23 (Call 05/16/22)(a)(b)	286	282,110
2.95%, 01/29/23 (Call 12/29/22)	200	199,552
3.45%, 08/11/23	100	101,672
3.50%, 04/28/23	50	50,759
3.55%, 09/23/21 (Call 08/23/21)	303	308,830
Series G, 2.15%, 02/24/20 (Call 01/24/20)	50	49,654
Bank of Nova Scotia (The)
1.85%, 04/14/20	30	29,677
2.35%, 10/21/20	350	346,864
2.45%, 09/19/22	430	420,755
2.70%, 03/07/22	510	503,171
2.80%, 07/21/21	103	102,629
3.13%, 04/20/21	775	778,534
4.65%, (Call 10/12/22)(a)(b)(g)	250	223,553
Bank of the Philippine Islands, 4.25%, 09/04/23(e)	200	202,714
Banque Federative du Credit Mutuel SA
2.50%, 04/13/21(c)	200	196,758
2.70%, 07/20/22(c)	200	195,044
3.75%, 07/20/23(c)	250	251,697
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	1,300	1,285,531
10.18%, 06/12/21(c)	100	113,192
Barclays PLC
3.20%, 08/10/21	650	641,257
3.25%, 01/12/21	675	668,763
3.68%, 01/10/23 (Call 01/10/22)	200	195,828
4.61%, 02/15/23 (Call 02/15/22)(a)(b)	250	250,787
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	507	497,225
2.15%, 02/01/21 (Call 01/01/21)	250	246,385
2.63%, 06/29/20 (Call 05/29/20)	160	159,434
2.75%, 04/01/22 (Call 03/01/22)	160	159,147
3.75%, 12/06/23 (Call 11/06/23)	300	307,812
BBVA Banco Continental SA, 5.00%, 08/26/22(c)	350	361,711
BBVA Bancomer SA/Texas
6.50%, 03/10/21(e)	698	724,007
7.25%, 04/22/20(e)	200	207,290
BNG Bank NV
1.75%, 03/24/20(c)	550	544,439
2.13%, 12/14/20(c)	500	495,335
2.38%, 02/01/22(c)	700	694,743
2.50%, 02/16/21(c)	250	249,328
2.50%, 01/23/23(c)	500	496,580
3.00%, 09/20/23(c)(d)	500	506,940

94

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA
2.38%, 05/21/20	$300	$297,846
3.25%, 03/03/23	270	271,922
3.50%, 03/01/23(c)	500	494,380
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	500	509,985
5.00%, 01/15/21	460	477,650
BNZ International Funding Ltd./London
2.65%, 11/03/22(c)	250	242,660
3.38%, 03/01/23(c)	500	497,565
BOS Funding Ltd., 3.37%, 06/08/20(e)	200	197,742
BPCE SA
2.75%, 12/02/21	250	245,985
3.00%, 05/22/22(c)	250	244,638
4.00%, 09/12/23(c)	250	250,128
5.70%, 10/22/23(c)	500	522,885
Branch Banking & Trust Co., 2.25%, 06/01/20 (Call 05/01/20)	250	247,793
Caixa Economica Federal, 3.50%, 11/07/22(e)	200	193,564
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	300	295,866
2.55%, 06/16/22	335	328,866
2.70%, 02/02/21	400	398,112
3.50%, 09/13/23	250	253,127
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	250	242,788
2.65%, 08/08/22 (Call 07/08/22)	250	242,920
CBQ Finance Ltd.
3.25%, 06/13/21(e)	200	196,048
5.00%, 05/24/23(e)	200	204,560
China CITIC Bank Corp. Ltd.
3.68%, 12/14/20, (3 mo. LIBOR US + 0.9%)(b)(e)	300	300,234
3.78%, 12/14/22, (3 mo. LIBOR US + 1.000%)(b)(e)	800	801,080
China CITIC Bank International Ltd., Series 2, 6.88%, 06/24/20(e)	205	212,854
China Construction Bank Corp., 3.88%, 05/13/25 (Call 05/13/20)(a)(b)(e)	700	698,495
China Construction Bank Corp./Hong Kong, 3.50%, 06/08/21, (3 mo. LIBOR US + 0.730%)(b)(e)	200	199,806
China Construction Bank Corp/Hong Kong, 3.57%, 09/24/21, (3 mo. LIBOR US + 0.750%)(a)(b)(e)	200	199,818
China Development Bank
2.13%, 06/01/21(e)	200	195,664
2.50%, 10/09/20(e)	200	198,036
2.63%, 01/24/22(e)	1,000	985,340
China Development Bank Corp./Hong Kong, 1.88%, 11/03/21(e)	200	192,974
China Everbright Bank Co. Ltd., 2.50%, 03/08/20(e)	200	197,668
CIMB Bank Bhd, 3.26%, 03/15/22(e)	400	397,180
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	100	100,336
5.00%, 08/15/22	250	256,307
5.00%, 08/01/23	200	204,588
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	500	494,315
2.13%, 10/20/20 (Call 09/20/20)	500	493,065
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	405	410,577
CITIC Ltd.
2.80%, 12/14/21(e)	200	194,748
6.38%, 04/10/20(e)	200	206,234
6.80%, 01/17/23(e)	300	331,875

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
2.35%, 08/02/21	$325	$319,793
2.40%, 02/18/20	670	666,724
2.65%, 10/26/20	625	621,437
2.70%, 03/30/21	750	743,715
2.75%, 04/25/22 (Call 03/25/22)	650	642,557
2.88%, 07/24/23 (Call 07/24/22)(a)(b)	1,257	1,234,060
2.90%, 12/08/21 (Call 11/08/21)	450	447,039
3.14%, 01/24/23 (Call 01/24/22)(a)(b)	1,150	1,145,204
4.05%, 07/30/22	475	483,830
4.50%, 01/14/22	525	545,874
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	248,015
2.55%, 05/13/21 (Call 04/13/21)	500	493,325
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	91	88,998
Comerica Inc., 3.70%, 07/31/23 (Call 07/01/23)	275	277,057
Commerzbank AG, 8.13%, 09/19/23(c)	250	277,017
Commonwealth Bank of Australia
2.00%, 09/06/21(c)	400	388,740
2.05%, 09/18/20(c)	50	49,218
2.25%, 03/10/20(c)	500	496,345
2.50%, 09/18/22(c)	550	536,580
2.75%, 03/10/22(c)	385	380,203
3.45%, 03/16/23(c)(d)	150	150,921
Commonwealth Bank of Australia/New York NY, 2.30%, 03/12/20	250	248,458
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	241,228
3.50%, 06/11/21 (Call 05/11/21)	250	249,500
Cooperatieve Rabobank UA
3.88%, 02/08/22	485	495,321
3.88%, 09/26/23(c)	300	304,341
4.50%, 01/11/21	50	51,421
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,000	989,950
2.75%, 01/10/22	300	297,270
2.75%, 01/10/23	650	637,877
3.13%, 04/26/21	250	250,325
Credit Agricole SA/London
3.38%, 01/10/22(c)	250	248,228
3.75%, 04/24/23(c)	250	248,173
Credit Suisse AG/New York NY, 3.00%, 10/29/21	325	324,200
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(a)(b)(c)	250	240,480
3.57%, 01/09/23 (Call 01/09/22)(c)	415	409,601
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	250	251,087
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	850	845,019
3.13%, 12/10/20	950	947,226
3.80%, 09/15/22	250	250,557
3.80%, 06/09/23	300	298,509
Danske Bank A/S
2.70%, 03/02/22(c)	250	239,385
3.88%, 09/12/23(c)	250	239,393
Danske Bank AS
5.00%, 01/12/22(c)	700	707,854
5.38%, 01/12/24(c)	500	506,660
DBS Group Holdings Ltd., 3.60%, (Call 09/07/21)(a)(b)(e)(g)	200	194,324

95

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG
3.13%, 01/13/21	$425	$413,444
3.38%, 05/12/21	500	486,710
4.30%, 05/24/28 (Call 05/24/23)(a)(b)	400	354,480
Deutsche Bank AG/New York NY
2.70%, 07/13/20	410	400,894
3.15%, 01/22/21	250	243,385
3.30%, 11/16/22	250	234,663
3.95%, 02/27/23	300	286,608
4.25%, 02/04/21	205	203,409
4.25%, 10/14/21	300	297,033
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(e)	200	198,912
Dexia Credit Local SA
2.25%, 02/18/20(c)	250	248,698
2.38%, 09/20/22(c)	1,500	1,475,085
DIB Sukuk Ltd., 3.66%, 02/14/22(e)	600	593,148
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	750	747,855
3.20%, 08/09/21 (Call 07/09/21)	250	248,835
3.35%, 02/06/23 (Call 01/06/23)	250	246,365
DNB Bank ASA
2.13%, 10/02/20(c)(d)	400	393,412
2.38%, 06/02/21(c)	200	196,306
EIB Sukuk Co. Ltd., 3.54%, 05/31/21(e)	200	199,146
Emirates NBD PJSC, 3.25%, 11/19/19(e)	200	199,268
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	325	317,661
2.88%, 07/27/20 (Call 06/27/20)	516	514,731
3.50%, 03/15/22 (Call 02/15/22)	325	326,914
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)	250	248,053
3.35%, 07/26/21 (Call 06/26/21)	200	200,528
First Abu Dhabi Bank PJSC
2.25%, 02/11/20(e)	200	197,548
3.00%, 03/30/22(e)	200	196,018
5.25%, (Call 06/17/20), (5 year USD Swap + 3.350%)(b)(e)(g)	200	200,888
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	550	535,601
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(b)(e)	400	409,532
Global Bank Corp., 4.50%, 10/20/21(e)	200	199,010
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	875	854,770
2.60%, 04/23/20 (Call 03/23/20)	675	672,307
2.60%, 12/27/20 (Call 12/27/19)	245	243,111
2.63%, 04/25/21 (Call 03/25/21)	750	741,540
2.75%, 09/15/20 (Call 08/15/20)	545	542,482
2.88%, 02/25/21 (Call 01/25/21)	150	149,502
2.88%, 10/31/22 (Call 10/31/21)(a)(b)	774	761,686
2.91%, 06/05/23 (Call 06/05/22)(a)(b)	780	763,573
2.91%, 07/24/23 (Call 07/24/22)(a)(b)	865	846,281
3.00%, 04/26/22 (Call 04/26/21)	945	934,851
3.20%, 02/23/23 (Call 01/23/23)	900	894,807
3.63%, 01/22/23	85	86,032
5.25%, 07/27/21	554	581,113
5.38%, 03/15/20	200	205,154
5.75%, 01/24/22	906	971,449
Series D, 6.00%, 06/15/20	150	155,873
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 01/28/21(e)	200	208,982
HSBC Bank PLC, 4.13%, 08/12/20(c)	410	415,834

Security	Par (000)	Value

Banks (continued)
HSBC Bank USA N.A., 4.88%, 08/24/20	$250	$255,625
HSBC Holdings PLC
2.65%, 01/05/22	1,350	1,329,696
2.95%, 05/25/21	300	298,674
3.03%, 11/22/23 (Call 11/22/22)(a)(b)	200	196,732
3.26%, 03/13/23 (Call 03/13/22)(a)(b)	700	694,078
3.40%, 03/08/21	850	855,278
3.60%, 05/25/23	250	251,150
3.95%, 05/18/24 (Call 05/18/23)(a)(b)	400	405,400
4.00%, 03/30/22	550	564,448
5.10%, 04/05/21	500	521,250
HSBC USA Inc.
2.35%, 03/05/20	300	298,161
2.75%, 08/07/20	400	398,604
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	459	446,754
3.15%, 03/14/21 (Call 02/14/21)	50	50,074
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	275	268,507
2.88%, 08/20/20 (Call 07/20/20)	250	249,540
3.25%, 05/14/21 (Call 04/14/21)	250	250,417
ICICI Bank Ltd./Dubai
3.13%, 08/12/20(e)	200	198,154
3.25%, 09/09/22(e)	400	390,344
3.50%, 03/18/20(e)	400	399,472
4.80%, 05/22/19(e)	200	200,842
Industrial & Commercial Bank of China (Asia) Ltd., 5.13%, 11/30/20(e)	200	205,556
Industrial & Commercial Bank of China Ltd., 2.50%, 06/16/21(e)	200	195,366
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.88%, 02/21/22(e)	400	393,304
Industrial & Commercial Bank of China Ltd./London, 3.62%, 10/25/23, (3 mo. LIBOR US + 0.850%)(b)(e)	400	398,944
Industrial & Commercial Bank of China Ltd./New York NY, 2.96%, 11/08/22	250	245,338
Industrial & Commercial Bank of China Ltd./Singapore 1.88%, 08/11/19(e)	200	198,776
3.73%, 04/24/22, (3 mo. LIBOR US + 0.950%)(b)(e)	797	799,192
Industrial Bank Co. Ltd./Hong Kong, 2.00%, 09/21/19(e)	200	198,164
Industrial Bank of Korea, 3.34%, 08/02/21, (3 mo. LIBOR US + 0.6%)(b)(e)	200	200,168
Industrial Senior Trust, 5.50%, 11/01/22(d)(e)	100	100,499
ING Bank NV
2.45%, 03/16/20(c)	400	397,264
2.75%, 03/22/21(c)	250	247,925
ING Groep NV
3.15%, 03/29/22	400	396,996
4.10%, 10/02/23	575	581,802
4.70%, 03/22/28 (Call 03/22/23)(a)(b)(e)	400	399,952
Intesa Sanpaolo SpA
3.13%, 07/14/22(c)	250	233,290
3.38%, 01/12/23(c)	200	186,528
5.25%, 01/12/24	250	246,625
6.50%, 02/24/21(c)	100	103,210
Itau Unibanco Holding SA/Cayman Islands
5.50%, 08/06/22(d)(e)	600	619,392
5.75%, 01/22/21(d)(e)	485	499,953
6.20%, 12/21/21(d)(e)	500	525,575

96

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	$1,339	$1,314,925
2.40%, 06/07/21 (Call 05/07/21)	150	147,984
2.55%, 10/29/20 (Call 09/29/20)	870	864,658
2.55%, 03/01/21 (Call 02/01/21)	500	496,260
2.70%, 05/18/23 (Call 03/18/23)	70	68,578
2.75%, 06/23/20 (Call 05/23/20)	845	842,566
2.78%, 04/25/23 (Call 04/25/22)(a)(b)	534	525,883
3.20%, 01/25/23	1,275	1,283,836
3.25%, 09/23/22	625	629,462
3.38%, 05/01/23	625	624,544
3.51%, 06/18/22 (Call 06/18/21)(a)(b)	275	277,557
3.56%, 04/23/24 (Call 04/23/23)(a)(b)	500	502,900
4.25%, 10/15/20	530	540,542
4.35%, 08/15/21	588	606,034
4.40%, 07/22/20	550	561,005
4.50%, 01/24/22	1,640	1,707,601
4.63%, 05/10/21	540	558,425
JPMorgan Chase Bank N.A., 2.60%, 02/01/21 (Call 02/01/20)(a)(b)	250	248,863
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(e)	400	385,892
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	243,778
3.38%, 03/07/23	250	251,775
KeyCorp.
2.90%, 09/15/20	315	314,112
5.10%, 03/24/21	248	258,371
KfW
1.50%, 04/20/20	1,950	1,924,767
1.50%, 06/15/21	500	487,680
1.63%, 05/29/20	1,620	1,600,042
1.63%, 03/15/21	990	970,665
1.75%, 03/31/20	900	891,486
1.75%, 09/15/21	25	24,487
1.88%, 06/30/20	1,555	1,539,823
1.88%, 11/30/20	750	740,595
1.88%, 12/15/20	300	296,157
2.00%, 11/30/21	275	270,776
2.00%, 09/29/22	140	137,126
2.00%, 10/04/22	1,160	1,136,174
2.13%, 03/07/22	1,465	1,446,058
2.13%, 06/15/22	678	668,413
2.13%, 01/17/23	1,020	1,002,507
2.38%, 08/25/21	88	87,594
2.38%, 12/29/22	2,139	2,122,936
2.63%, 04/12/21	1,050	1,051,050
2.63%, 01/25/22	505	505,853
2.75%, 09/08/20	275	275,767
2.75%, 10/01/20	555	556,515
2.88%, 05/05/22(e)	500	504,220
Kookmin Bank, 2.25%, 02/03/21(e)	300	294,303
Korea Development Bank (The)
1.38%, 09/12/19	200	198,286
2.25%, 05/18/20	200	198,186
3.00%, 03/17/19	200	200,052
3.00%, 09/14/22	420	416,833
3.40%, 02/27/22, (3 mo. LIBOR US + 0.705%)(b)	300	299,901
3.48%, 09/19/20, (3 mo. LIBOR US + 0.675%)(b)	250	250,597
4.63%, 11/16/21	450	468,157

Security	Par (000)	Value

Banks (continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.38%, 07/21/21(e)	$500	$485,320
Landwirtschaftliche Rentenbank
1.63%, 08/18/20(e)	200	197,088
2.25%, 10/01/21	120	118,991
2.38%, 03/24/21(e)	500	497,875
Series 36, 2.00%, 12/06/21	600	590,652
Lloyds Bank PLC
2.70%, 08/17/20	250	247,913
3.30%, 05/07/21	200	200,512
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(b)	525	503,407
3.00%, 01/11/22	325	319,358
3.10%, 07/06/21	300	296,775
4.05%, 08/16/23	200	201,346
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	225	228,611
Macquarie Bank Ltd., 2.85%, 07/29/20(c)	250	248,800
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)(c)	335	326,025
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(c)	200	201,026
Malayan Banking Bhd, 3.91%, 10/29/26 (Call 10/29/21)(a)(b)(e)	200	199,040
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	750	744,060
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	243,298
2.67%, 07/25/22	1,475	1,443,833
2.95%, 03/01/21	459	456,512
3.00%, 02/22/22	52	51,612
3.46%, 03/02/23	550	551,952
3.54%, 07/26/21	250	251,685
3.76%, 07/26/23	250	253,945
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(c)	250	247,923
Mizuho Bank Ltd.
2.40%, 03/26/20(c)	200	198,688
2.70%, 10/20/20(c)	250	247,863
Mizuho Financial Group Inc.
2.27%, 09/13/21	200	194,510
2.60%, 09/11/22	250	243,323
2.63%, 04/12/21(c)	500	493,000
2.95%, 02/28/22	600	593,364
3.55%, 03/05/23	500	502,675
3.92%, 09/11/24 (Call 09/11/23)(a)(b)	250	254,275
Morgan Stanley
2.50%, 04/21/21	1,000	988,250
2.63%, 11/17/21	760	749,276
2.75%, 05/19/22	800	789,232
2.80%, 06/16/20	1,440	1,437,638
3.13%, 01/23/23	1,050	1,043,196
3.75%, 02/25/23	545	553,982
4.10%, 05/22/23	525	535,547
4.88%, 11/01/22	385	403,241
5.50%, 01/26/20	58	59,408
5.50%, 07/24/20	600	621,108
5.50%, 07/28/21	300	317,031
5.75%, 01/25/21	400	419,988
MUFG Bank Ltd., 2.30%, 03/05/20(c)	652	646,347
National Australia Bank Ltd., 3.45%, 12/04/23(c)	250	255,202

97

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd./New York
1.88%, 07/12/21	$250	$242,633
2.50%, 01/12/21	250	247,363
2.50%, 05/22/22	250	244,550
2.63%, 07/23/20	350	348,068
2.80%, 01/10/22	250	247,585
3.63%, 06/20/23	500	507,225
National Bank of Canada, 2.15%, 06/12/20 (Call 05/12/20)	250	246,770
National Bank of Oman SAOG, 5.63%, 09/25/23(e)	200	193,732
NBK SPC Ltd., 2.75%, 05/30/22(e)	200	194,520
Nederlandse Waterschapsbank NV
1.63%, 03/04/20(c)	200	197,866
2.13%, 11/15/21(c)	200	197,196
NongHyup Bank, 1.88%, 09/12/21(e)	600	579,804
Nordea Bank AB
2.13%, 05/29/20(c)	600	592,956
2.25%, 05/27/21(c)	300	293,565
2.50%, 09/17/20(c)	200	198,066
3.75%, 08/30/23(c)	250	249,158
4.88%, 01/14/21(c)	200	206,506
4.88%, 05/13/21(c)	250	255,302
Northern Trust Corp.
2.38%, 08/02/22	100	97,816
3.38%, 08/23/21	150	151,899
NRW Bank, 1.75%, 08/17/20(e)	500	492,975
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	250	246,893
1.50%, 10/21/20	815	799,971
1.88%, 01/20/21	350	345,184
2.38%, 10/01/21	215	213,777
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	250	245,388
2.50%, 01/22/21 (Call 12/22/20)	250	247,560
2.63%, 02/17/22 (Call 01/17/22)	850	838,219
2.70%, 11/01/22 (Call 10/01/22)	350	342,562
3.50%, 06/08/23 (Call 05/08/23)	500	506,505
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	150	153,290
5.13%, 02/08/20	400	408,588
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	100	103,532
QNB Finance Ltd., 2.88%, 04/29/20(e)	200	198,306
QNB Finansbank AS, 4.88%, 05/19/22(e)	400	385,476
Regions Bank/Birmingham AL
2.75%, 04/01/21 (Call 03/01/21)	250	247,115
3.37%, 08/13/21 (Call 08/13/20)(a)(b)	250	249,990
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	295	287,778
3.20%, 02/08/21 (Call 01/08/21)	325	325,572
3.80%, 08/14/23 (Call 07/14/23)	50	50,432
Rizal Commercial Banking Corp., 4.13%, 03/16/23(e)	200	196,840
Royal Bank of Canada
2.13%, 03/02/20	200	198,868
2.15%, 10/26/20	800	790,128
2.30%, 03/22/21	90	88,988
2.35%, 10/30/20	250	247,795
2.50%, 01/19/21	265	263,055
2.75%, 02/01/22	100	99,446
3.20%, 04/30/21	775	779,968
3.70%, 10/05/23	220	223,777

Security	Par (000)	Value

Banks (continued)
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(b)	$520	$507,801
3.88%, 09/12/23	750	736,875
4.52%, 06/25/24 (Call 06/25/23)(a)(b)	450	450,540
6.10%, 06/10/23	35	36,577
6.13%, 12/15/22	585	614,531
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	170	167,147
3.70%, 03/28/22 (Call 02/28/22)	425	424,307
4.45%, 12/03/21 (Call 11/03/21)	300	305,079
Santander UK Group Holdings PLC
2.88%, 10/16/20	300	297,693
2.88%, 08/05/21	200	196,564
3.13%, 01/08/21	340	337,960
3.37%, 01/05/24 (Call 01/05/23)(a)(b)	200	192,696
3.57%, 01/10/23 (Call 01/10/22)	200	195,900
Santander UK PLC
2.38%, 03/16/20	300	297,363
3.40%, 06/01/21	250	250,232
3.75%, 11/15/21	235	237,186
5.00%, 11/07/23(c)	400	403,064
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(e)	1,000	1,002,500
Shinhan Bank Co. Ltd., 3.88%, 12/07/26 (Call 12/07/21), (5 year CMT + 2.150%)(b)(e)	400	397,528
SIB Sukuk Co. III Ltd., 3.08%, 09/08/21(e)	250	243,950
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	241,610
2.30%, 03/11/20	250	248,265
2.45%, 05/27/20(c)	250	248,333
2.63%, 11/17/20(c)	500	495,870
3.25%, 05/17/21(c)	500	500,980
Skysea International Capital Management Ltd., 4.88%, 12/07/21(e)	400	413,964
Societe Generale SA
2.50%, 04/08/21(c)	200	197,130
4.25%, 09/14/23(c)	700	705,614
5.20%, 04/15/21(c)	300	312,804
Standard Chartered PLC
2.25%, 04/17/20(c)	200	197,052
3.05%, 01/15/21(c)	910	900,272
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(c)	400	392,932
4.25%, 01/20/23 (Call 01/20/22)(a)(b)(c)	500	500,255
5.70%, 01/25/22(e)	250	261,562
State Bank of India/London
3.25%, 01/24/22(e)	240	236,393
3.62%, 04/17/19(e)	200	200,130
4.50%, 09/28/23(e)	200	203,534
State Savings Bank of Ukraine Via SSB #1 PLC, 9.38%, 03/10/23(e)(h)	500	500,080
State Street Corp.
1.95%, 05/19/21	354	347,210
2.55%, 08/18/20	360	358,823
2.65%, 05/15/23 (Call 05/15/22)(a)(b)	375	368,944
3.70%, 11/20/23	45	46,102
4.38%, 03/07/21	102	105,039
Sumitomo Mitsui Banking Corp.
2.65%, 07/23/20	250	248,443
3.20%, 07/18/22	500	498,480

98

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	$750	$730,770
2.44%, 10/19/21	275	269,228
2.78%, 07/12/22	890	876,525
2.78%, 10/18/22	490	480,391
2.85%, 01/11/22	299	295,307
2.93%, 03/09/21	308	306,503
3.10%, 01/17/23	375	371,374
3.75%, 07/19/23	200	202,854
3.94%, 10/16/23	200	204,388
Suncorp-Metway Ltd., 2.38%, 11/09/20(c)	250	246,265
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	635	619,360
3.50%, 08/02/22 (Call 08/02/21)(a)(b)	150	150,339
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	680	668,875
2.90%, 03/03/21 (Call 02/03/21)	675	673,231
Svenska Handelsbanken AB
1.88%, 09/07/21	250	242,070
1.95%, 09/08/20	100	98,337
2.40%, 10/01/20	750	742,222
3.35%, 05/24/21	415	416,764
3.90%, 11/20/23	250	255,777
5.13%, 03/30/20(c)	100	102,509
Swedbank AB, 2.65%, 03/10/21(c)	250	247,558
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	300	286,788
3.65%, 05/24/21 (Call 04/24/21)	250	249,048
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	320	308,368
TC Ziraat Bankasi AS, 5.13%, 05/03/22(e)	200	187,022
Toronto-Dominion Bank (The)
1.80%, 07/13/21	446	434,542
1.85%, 09/11/20	550	541,508
2.13%, 04/07/21	210	206,703
2.50%, 12/14/20	368	365,409
2.55%, 01/25/21	250	248,428
3.00%, 06/11/20	500	500,985
3.15%, 09/17/20	225	225,848
3.25%, 06/11/21	100	100,750
3.50%, 07/19/23	660	672,441
Turkiye Garanti Bankasi AS, 6.13%, 05/24/27 (Call 05/24/22)(a)(b)(e)	600	527,262
Turkiye Halk Bankasi AS, 5.00%, 07/13/21(e)	200	182,702
Turkiye Is Bankasi AS
5.00%, 04/30/20(e)	200	197,386
5.38%, 10/06/21(e)	200	190,570
5.50%, 04/21/22(e)	400	376,332
Turkiye Vakiflar Bankasi TAO
5.75%, 01/30/23(e)	200	185,596
6.00%, 11/01/22(e)	200	180,086
6.88%, 02/03/25 (Call 02/03/20)(a)(b)(e)	200	180,000
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	202	200,538
2.95%, 07/15/22 (Call 06/15/22)	210	209,131
3.00%, 03/15/22 (Call 02/15/22)	195	195,215
4.13%, 05/24/21 (Call 04/24/21)	137	140,662
Series V, 2.63%, 01/24/22 (Call 12/23/21)	680	675,498
U.S. Bank N.A./Cincinnati OH, 2.85%, 01/23/23 (Call 12/23/22)	250	247,955

Security	Par (000)	Value

Banks (continued)
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)(c)	$750	$741,000
2.45%, 12/01/20 (Call 11/01/20)(c)	300	296,319
UBS AG/Stamford CT, 2.35%, 03/26/20	250	248,143
UBS Group Funding Switzerland AG
2.65%, 02/01/22(c)	250	244,370
2.86%, 08/15/23 (Call 08/15/22)(a)(b)(c)	450	437,850
2.95%, 09/24/20(c)	750	746,430
3.00%, 04/15/21(c)	250	248,465
3.49%, 05/23/23 (Call 05/23/22)(c)	300	297,312
UniCredit SpA
3.75%, 04/12/22(c)	250	241,818
6.57%, 01/14/22(c)	700	714,546
Union National Bank PJSC, 4.00%, 03/13/23(e)	200	200,434
United Overseas Bank Ltd.
2.50%, 03/18/20(e)	200	199,016
2.88%, 03/08/27 (Call 03/08/22), (5 year USD Swap + 1.654%)(b)(e)	400	388,508
3.50%, 09/16/26 (Call 09/16/21)(a)(b)(e)	600	595,740
Wells Fargo & Co.
2.10%, 07/26/21	585	571,399
2.50%, 03/04/21	720	712,555
2.55%, 12/07/20	675	669,715
2.60%, 07/22/20	585	582,701
2.63%, 07/22/22	980	960,880
3.00%, 01/22/21	125	124,861
3.07%, 01/24/23 (Call 01/24/22)	1,675	1,665,670
3.50%, 03/08/22	1,125	1,137,352
3.75%, 01/24/24 (Call 12/24/23)	120	122,093
4.60%, 04/01/21	485	500,394
Wells Fargo Bank N.A.
2.60%, 01/15/21	550	545,891
3.33%, 07/23/21 (Call 07/23/20)(a)(b)	500	501,370
3.55%, 08/14/23 (Call 07/14/23)	250	252,892
3.63%, 10/22/21 (Call 09/21/21)	300	304,263
Westpac Banking Corp.
2.00%, 08/19/21	250	243,408
2.10%, 05/13/21	450	440,595
2.15%, 03/06/20	300	297,519
2.50%, 06/28/22	425	415,803
2.60%, 11/23/20	800	794,944
2.65%, 01/25/21	50	49,656
2.75%, 01/11/23	550	540,259
2.80%, 01/11/22	260	258,110
3.65%, 05/15/23	250	253,642
Woori Bank
2.63%, 07/20/21(e)	200	196,412
5.25%, 12/31/49 (Call 05/16/22), (5 year CMT + 3.347%)(b)(e)(g)	200	200,004
5.88%, 04/13/21(c)	500	525,360
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22(e)	400	356,100
5.75%, 02/24/22(e)	200	191,590
Zions Bancorp. N.A., 3.50%, 08/27/21	250	250,147

		237,577,599

Beverages — 0.6%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	50	48,544
2.65%, 02/01/21 (Call 01/01/21)	2,010	1,999,367
3.30%, 02/01/23 (Call 12/01/22)	1,540	1,536,982

99

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$170	$165,986
3.75%, 01/15/22	410	417,441
Beverages & More Inc., 11.50%, 06/15/22 (Call 06/15/19)(c)	35	26,333
Coca-Cola Co. (The)
1.55%, 09/01/21	600	583,476
1.88%, 10/27/20	505	498,395
2.20%, 05/25/22	610	600,008
2.45%, 11/01/20	500	498,855
3.15%, 11/15/20	125	126,324
3.30%, 09/01/21	180	182,732
Constellation Brands Inc.
2.25%, 11/06/20	61	60,019
2.70%, 05/09/22 (Call 04/09/22)	299	292,278
3.20%, 02/15/23 (Call 01/15/23)	400	393,552
3.75%, 05/01/21	185	186,761
4.25%, 05/01/23	260	267,592
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	370	364,017
3.00%, 05/18/20	200	200,468
Diageo Investment Corp., 2.88%, 05/11/22	400	399,456
Keurig Dr Pepper Inc.
3.55%, 05/25/21(c)	330	331,449
4.06%, 05/25/23 (Call 04/25/23)(c)	780	788,549
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	455	443,161
3.50%, 05/01/22	25	25,030
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	100	97,387
1.85%, 04/30/20 (Call 03/30/20)	250	247,515
2.15%, 10/14/20 (Call 09/14/20)	500	495,570
2.25%, 05/02/22 (Call 04/02/22)	331	326,551
2.75%, 03/05/22	125	125,048
3.00%, 08/25/21	252	254,628
3.10%, 07/17/22 (Call 05/17/22)	265	268,721
3.13%, 11/01/20	50	50,423
Pernod Ricard SA, 4.45%, 01/15/22(c)	400	410,892

		12,713,510

Biotechnology — 0.3%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	395	383,498
2.13%, 05/01/20 (Call 04/01/20)	230	227,877
2.20%, 05/11/20	100	99,149
2.25%, 08/19/23 (Call 06/19/23)	525	503,102
2.65%, 05/11/22 (Call 04/11/22)	260	256,282
2.70%, 05/01/22 (Call 03/01/22)	350	345,380
3.45%, 10/01/20	125	125,995
3.88%, 11/15/21 (Call 08/15/21)	315	321,061
4.10%, 06/15/21 (Call 03/15/21)	160	163,446
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	50	49,701
Biogen Inc., 2.90%, 09/15/20	550	549,703
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	305	311,683
Celgene Corp.
2.25%, 08/15/21	360	352,127
2.88%, 08/15/20	425	424,311
3.25%, 08/15/22	250	249,052
3.25%, 02/20/23 (Call 01/20/23)	320	318,672
3.55%, 08/15/22	256	257,743

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	$175	$169,507
2.55%, 09/01/20	1,424	1,417,094
3.25%, 09/01/22 (Call 07/01/22)	75	75,512
4.40%, 12/01/21 (Call 09/01/21)	379	391,988
4.50%, 04/01/21 (Call 01/01/21)	175	180,276
Sotera Health Topco Inc. (8.88% PIK), 8.13%, 11/01/21 (Call 10/27/19)(c)(f)	95	94,948

		7,268,107

Building Materials — 0.1%
CPG Merger Sub LLC, 8.00%, 10/01/21 (Call 10/01/19)(c)	75	72,963
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	250	253,615
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/19)	225	220,518
Johnson Controls International PLC, 5.00%, 03/30/20	75	76,492
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	40	40,071
Masonite International Corp., 5.63%, 03/15/23 (Call 03/15/19)(c)	120	121,356
Norbord Inc.
5.38%, 12/01/20(c)	40	40,358
6.25%, 04/15/23 (Call 01/15/23)(c)	50	50,692
Omnimax International Inc., 12.00%, 08/15/20 (Call 08/15/19)(c)	100	100,910
Standard Industries Inc./NJ, 5.50%, 02/15/23 (Call 02/15/19)(c)	150	152,107
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/19)	150	151,017
8.50%, 04/15/22 (Call 04/15/19)	50	52,419
		1,332,518

Chemicals — 0.8%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(c)	300	289,854
Air Products & Chemicals Inc.
2.75%, 02/03/23	50	49,404
3.00%, 11/03/21	325	325,426
Alpek SAB de CV, 5.38%, 08/08/23(e)	400	410,160
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	250	251,807
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	46	51,239
Bluestar Finance Holdings Ltd., 4.38%, 06/11/20(e)	200	201,322
Braskem Finance Ltd., 5.75%, 04/15/21(e)	400	415,068
Braskem Netherlands Finance BV, 3.50%, 01/10/23(e)	200	193,882
Celanese U.S. Holdings LLC
4.63%, 11/15/22	66	67,453
5.88%, 06/15/21	140	147,176
CF Industries Inc.
3.40%, 12/01/21(c)	50	49,019
3.45%, 06/01/23	162	156,490
7.13%, 05/01/20	99	102,889
Chemours Co. (The), 6.63%, 05/15/23 (Call 05/15/19)	225	232,805
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.30%, 05/01/23 (Call 04/01/23)(c)	160	159,166
CNAC HK Finbridge Co. Ltd.
3.00%, 07/19/20(e)	200	198,154
3.50%, 07/19/22(e)	1,200	1,182,228
4.63%, 03/14/23(e)	700	717,633
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(c)	150	157,590

100

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	$215	$214,159
4.13%, 11/15/21 (Call 08/15/21)	670	687,239
4.25%, 11/15/20 (Call 08/15/20)	315	321,124
DowDuPont Inc.
3.77%, 11/15/20	115	116,549
4.21%, 11/15/23 (Call 10/15/23)	525	544,388
Eastman Chemical Co.
3.50%, 12/01/21	85	85,414
3.60%, 08/15/22 (Call 05/15/22)	150	150,863
EI du Pont de Nemours & Co., 2.20%, 05/01/20	454	450,981
Equate Petrochemical BV, 3.00%, 03/03/22(e)	400	390,804
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd., 3.80%, 04/12/20(e)	200	197,810
GC Treasury Center Co. Ltd., 4.25%, 09/19/22(e)	200	202,908
Hexion Inc.
6.63%, 04/15/20 (Call 03/04/19)	325	259,347
10.00%, 04/15/20 (Call 04/15/19)	58	48,012
10.38%, 02/01/22 (Call 02/01/19)(c)	165	132,120
13.75%, 02/01/22 (Call 02/01/19)(c)	75	34,686
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 03/04/19)(d)	150	67,991
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	150	152,622
5.13%, 11/15/22 (Call 08/15/22)	100	103,500
International Flavors & Fragrances Inc., 3.40%, 09/25/20	130	130,294
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/19)(c)	100	101,957
LYB International Finance BV, 4.00%, 07/15/23	425	429,679
Mexichem SAB de CV, 4.88%, 09/19/22(e)	200	204,252
Momentive Performance Materials Inc., 3.88%, 10/24/21 (Call 03/25/19)	100	107,223
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	500	493,120
MPM Escrow LLC, 8.88%, 10/15/20(i)(j)	100	—
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	515	505,364
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(c)	200	206,164
Olin Corp., 5.50%, 08/15/22	75	76,653
Perstorp Holding AB, 8.50%, 06/30/21 (Call 11/18/19)(c)(d)	200	207,798
Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(e)	200	196,282
Phosagro OAO Via Phosagro Bond Funding DAC, 3.95%, 04/24/23(e)	200	192,358
Platform Specialty Products Corp., 6.50%, 02/01/22 (Call 02/01/19)(c)	300	304,875
PolyOne Corp., 5.25%, 03/15/23	164	165,117
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	45	44,760
PQ Corp., 6.75%, 11/15/22 (Call 05/15/19)(c)	135	141,313
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	170	167,549
2.70%, 02/21/23 (Call 11/21/22)	200	196,814
Sasol Financing International Ltd., 4.50%, 11/14/22	200	198,472
Sherwin-Williams Co. (The)
2.25%, 05/15/20	1,000	988,790
2.75%, 06/01/22 (Call 05/01/22)	469	460,230
Solvay Finance America LLC, 3.40%, 12/03/20 (Call 11/03/20)(c)	50	49,996
Syngenta Finance NV
3.13%, 03/28/22	613	599,257
3.70%, 04/24/20(c)	350	350,276

Security	Par (000)	Value

Chemicals (continued)
3.93%, 04/23/21(c)	$250	$248,030
4.44%, 04/24/23 (Call 03/24/23)(c)	400	395,752
TPC Group Inc., 8.75%, 12/15/20 (Call 03/04/19)(c)	175	173,306
WR Grace & Co.-Conn, 5.13%, 10/01/21(c)	175	180,191
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(e)	200	192,982

		17,228,136

Coal — 0.0%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00%, 11/01/21 (Call 11/01/19)	71	28,370
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(c)	75	64,217
Korea Resources Corp.
2.25%, 04/19/21(e)	200	195,038
3.00%, 04/24/22(e)	200	196,604
Natural Resource Partners LP/NRP Finance Corp., 10.50%, 03/15/22 (Call 03/15/19)(d)	100	104,459
Peabody Energy Corp., 6.00%, 03/31/22 (Call 03/31/19)(c)	100	100,169
Yancoal International Resources Development Co. Ltd., 5.75%, (Call 04/13/20)(a)(b)(e)(g)	200	200,290

		889,147

Commercial Services — 0.4%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(c)	67	60,635
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(c)	200	177,518
ADT Security Corp. (The)
3.50%, 07/15/22	225	216,722
4.13%, 06/15/23	175	168,644
5.25%, 03/15/20	50	50,745
6.25%, 10/15/21	225	236,747
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/19)(c)	150	130,467
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(d)	75	62,149
7.88%, 12/01/22 (Call 12/01/19)	242	234,740
8.75%, 12/01/20 (Call 03/04/19)	190	185,332
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	290	288,100
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 04/01/19)(d)	150	150,165
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	310	313,156
5.50%, 11/01/22 (Call 05/01/22)	50	52,005
DP World Crescent Ltd., 3.91%, 05/31/23(e)	200	200,192
DP World Ltd., 3.25%, 05/18/20(e)	200	199,410
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	110	107,260
3.25%, 01/14/23 (Call 11/19/22)	240	241,262
4.35%, 12/08/21	108	112,102
Emeco Pty Ltd., Series B, 9.25%, 03/31/22 (Call 03/31/20)(d)	100	104,157
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	130	126,066
3.60%, 08/15/21	50	49,875
3.95%, 06/15/23 (Call 05/15/23)	25	25,127
ERAC USA Finance LLC, 4.50%, 08/16/21(c)	45	45,921
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/15/20)(c)	75	62,420
Herc Rentals Inc., 7.50%, 06/01/22 (Call 06/01/19)(c)	100	104,661

101

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Hertz Corp. (The)
5.88%, 10/15/20 (Call 03/04/19)	$145	$144,326
6.25%, 10/15/22 (Call 10/15/19)	125	114,127
7.38%, 01/15/21 (Call 01/15/20)	125	124,644
7.63%, 06/01/22 (Call 06/01/19)(c)	275	274,623
HPHT Finance 17 Ltd., 2.75%, 09/11/22(e)	400	385,832
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	175	174,932
5.00%, 11/01/22 (Call 08/01/22)(c)	154	157,337
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/19)(c)	250	249,625
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(c)	100	104,200
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 10/01/19)(c)	70	65,214
Monitronics International Inc., 9.13%, 04/01/20 (Call 03/04/19)	75	20,828
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	50	48,479
2.75%, 12/15/21 (Call 11/15/21)	100	98,530
4.50%, 09/01/22 (Call 06/01/22)	250	258,815
5.50%, 09/01/20	175	181,351
Nielsen Co Luxembourg Sarl/The, 5.50%, 10/01/21 (Call 10/01/19)(c)	150	151,852
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/04/19)	145	144,925
5.00%, 04/15/22 (Call 04/15/19)(c)	525	524,790
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(c)	568	600,864
Quad/Graphics Inc., 7.00%, 05/01/22	70	69,285
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	45	44,377
3.50%, 03/16/23 (Call 02/16/23)	300	298,497
Rent-A-Center Inc./TX
4.75%, 05/01/21 (Call 05/01/19)	75	72,521
6.63%, 11/15/20 (Call 03/04/19)(d)	25	24,820
RR Donnelley & Sons Co.
6.50%, 11/15/23	50	49,048
7.88%, 03/15/21	39	39,453
S&P Global Inc., 3.30%, 08/14/20 (Call 07/14/20)	60	60,307
Service Corp. International/U.S
4.50%, 11/15/20 (Call 03/25/19)	15	15,006
5.38%, 01/15/22 (Call 07/15/19)	106	107,113
8.00%, 11/15/21	75	81,419
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21 (Call 06/01/19)	20	17,938
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	175	173,402
3.80%, 04/01/21 (Call 03/01/21)	160	161,155
4.00%, 06/01/23 (Call 05/01/23)	150	150,340
United Rentals North America Inc., 4.63%, 07/15/23 (Call 07/15/19)	225	227,875
WEX Inc., 4.75%, 02/01/23 (Call 02/01/19)(c)	75	73,942

		9,197,370

Computers — 0.7%
Apple Inc.
1.55%, 02/07/20	225	222,750
1.55%, 08/04/21 (Call 07/04/21)	425	413,784

Security	Par (000)	Value

Computers (continued)
1.90%, 02/07/20	$390	$387,703
2.00%, 05/06/20	385	382,413
2.00%, 11/13/20	350	346,521
2.10%, 09/12/22 (Call 08/12/22)	320	313,680
2.15%, 02/09/22	50	49,245
2.25%, 02/23/21 (Call 01/23/21)	945	937,544
2.30%, 05/11/22 (Call 04/11/22)	350	345,370
2.40%, 01/13/23 (Call 12/13/22)	730	721,130
2.40%, 05/03/23	375	369,116
2.50%, 02/09/22 (Call 01/09/22)	310	308,239
2.70%, 05/13/22	25	24,980
2.85%, 05/06/21	930	934,269
2.85%, 02/23/23 (Call 12/23/22)	25	25,085
Dell Inc., 4.63%, 04/01/21(d)	75	75,873
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(c)	1,015	1,031,341
5.45%, 06/15/23 (Call 04/15/23)(c)	870	910,716
5.88%, 06/15/21 (Call 06/15/19)(c)	375	382,552
DynCorp International Inc. (11.88% PIK), 11.88%, 11/30/20 (Call 07/01/19)(f)	0	357
EMC Corp.
2.65%, 06/01/20	425	417,550
3.38%, 06/01/23 (Call 03/01/23)	225	212,996
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(c)	225	225,216
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/19)(c)	50	49,652
8.38%, 08/15/22 (Call 02/15/19)(c)	200	187,570
9.25%, 03/01/21 (Call 03/01/19)(c)(d)	150	145,244
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	479	481,936
4.40%, 10/15/22 (Call 08/15/22)	745	767,350
HP Inc.
3.75%, 12/01/20	40	40,412
4.05%, 09/15/22	195	198,970
4.65%, 12/09/21	100	103,491
IBM Credit LLC
1.80%, 01/20/21	200	195,414
2.20%, 09/08/22	100	96,475
2.65%, 02/05/21	450	447,628
3.00%, 02/06/23	600	594,360
3.45%, 11/30/20	215	217,015
3.60%, 11/30/21	200	202,668
International Business Machines Corp.
1.63%, 05/15/20	235	231,508
1.88%, 08/01/22	350	335,199
2.25%, 02/19/21	100	98,486
2.50%, 01/27/22	200	196,836
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)	100	101,818
Lenovo Group Ltd., 3.88%, 03/16/22(e)	400	379,272
Lenovo Perpetual Securities Ltd., 5.38%, (Call 03/16/22), (5 year CMT + 6.257%)(b)(e)(g)	200	177,670
NCR Corp.
4.63%, 02/15/21 (Call 02/15/19)	100	99,076
5.00%, 07/15/22 (Call 07/15/19)	150	147,591
5.88%, 12/15/21 (Call 12/15/19)	100	101,117
6.38%, 12/15/23 (Call 12/15/19)	150	150,626
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	450	446,611
4.75%, 06/01/23	25	24,762

102

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Sungard Availability Services Capital Inc., 8.75%, 04/01/22 (Call 04/01/19)(c)	$50	$7,377

		15,264,564

Cosmetics & Personal Care — 0.2%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(c)	125	127,208
Avon Products Inc.
6.60%, 03/15/20	75	75,449
7.00%, 03/15/23	125	113,616
Colgate-Palmolive Co.
2.10%, 05/01/23	250	242,612
2.25%, 11/15/22	75	73,606
Edgewell Personal Care Co.
4.70%, 05/19/21	125	126,406
4.70%, 05/24/22	125	125,168
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	190	184,773
1.80%, 02/07/20	215	212,945
First Quality Finance Co. Inc., 4.63%, 05/15/21 (Call 05/15/19)(c)	150	150,126
Procter & Gamble Co. (The)
1.70%, 11/03/21	140	136,675
1.85%, 02/02/21	250	246,347
2.15%, 08/11/22	395	388,960
2.30%, 02/06/22	440	435,697
Revlon Consumer Products Corp., 5.75%, 02/15/21 (Call 02/15/19)(d)	125	100,185
Unilever Capital Corp.
1.38%, 07/28/21	150	144,721
1.80%, 05/05/20	140	138,319
2.10%, 07/30/20	100	98,980
2.20%, 05/05/22 (Call 04/05/22)	650	633,945
3.00%, 03/07/22	100	100,229
4.25%, 02/10/21	100	103,026

		3,958,993

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 5.75%, 12/15/23 (Call 12/15/19)(c)	100	102,909
Global Partners LP/GLP Finance Corp., 6.25%, 07/15/22 (Call 07/15/19)	75	72,698
LKQ Corp., 4.75%, 05/15/23 (Call 05/15/19)	125	125,614
Sinochem International Development Pte Ltd., 3.13%, 07/25/22(e)	200	195,086
Tewoo Group No. 4 Ltd., 3.15%, 12/01/20(e)	400	394,400
Univar USA Inc., 6.75%, 07/15/23 (Call 07/15/19)(c)(d)	100	102,824

		993,531

Diversified Financial Services — 1.8%
ABCL Glory Capital Ltd., 2.50%, 06/21/21(e)	750	734,685
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	300	293,076
4.25%, 07/01/20	250	251,162
4.50%, 05/15/21	300	303,069
4.63%, 10/30/20	175	177,326
4.63%, 07/01/22	150	151,239
AIG Global Funding, 2.70%, 12/15/21(c)	25	24,494
Air Lease Corp.
2.50%, 03/01/21	335	327,650
2.63%, 07/01/22 (Call 06/01/22)	710	681,848
2.75%, 01/15/23 (Call 12/15/22)	133	126,826

Security	Par (000)	Value

Diversified Financial Services (continued)
3.38%, 06/01/21 (Call 05/01/21)	$29	$28,795
3.50%, 01/15/22	25	24,813
3.75%, 02/01/22 (Call 12/01/21)	50	49,945
3.88%, 04/01/21 (Call 03/01/21)	50	50,220
3.88%, 07/03/23 (Call 06/03/23)	500	495,225
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	120	118,928
5.00%, 04/01/23	125	126,901
5.13%, 03/15/21	200	204,612
5.50%, 02/15/22	370	382,510
7.63%, 04/15/20	50	52,177
Airvessel Finance Holding Ltd., 3.25%, 08/11/19(e)	200	199,868
Alliance Data Systems Corp.
5.38%, 08/01/22 (Call 08/01/19)(c)	175	175,000
5.88%, 11/01/21 (Call 11/01/19)(c)	75	75,564
Ally Financial Inc.
4.13%, 03/30/20	150	150,600
4.13%, 02/13/22	175	175,784
4.25%, 04/15/21	150	151,117
4.63%, 05/19/22	100	101,918
7.50%, 09/15/20	100	105,750
8.00%, 03/15/20	208	217,851
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	1,672	1,652,337
2.50%, 08/01/22 (Call 07/01/22)	150	146,724
2.65%, 12/02/22	175	171,341
3.38%, 05/17/21 (Call 04/17/21)	25	25,195
3.40%, 02/27/23 (Call 01/27/23)	640	641,952
3.70%, 11/05/21 (Call 10/05/21)	150	152,427
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	100	99,365
2.25%, 05/05/21 (Call 04/05/21)	760	751,252
2.38%, 05/26/20 (Call 04/25/20)	544	540,790
2.70%, 03/03/22 (Call 01/31/22)	510	508,128
Series F, 2.60%, 09/14/20 (Call 08/14/20)	385	383,402
Ameriprise Financial Inc., 5.30%, 03/15/20	205	210,059
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(c)	200	199,814
Azure Nova International Finance Ltd.
2.63%, 11/01/21(e)	400	387,612
3.50%, 03/21/22(e)	200	198,034
Azure Orbit III International Finance Ltd., 2.63%, 03/21/21(e)	200	196,400
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(e)	200	197,330
BGC Partners Inc., 5.38%, 07/24/23	275	279,746
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(e)	200	193,554
3.00%, 03/30/20(e)	200	199,214
3.95%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(b)(e)	200	199,942
4.38%, 05/02/23(e)	200	204,492
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	667	658,749
2.50%, 05/12/20 (Call 04/12/20)	658	653,190
3.05%, 03/09/22 (Call 02/09/22)	635	626,497
3.20%, 01/30/23 (Call 12/30/22)	550	541,431
3.45%, 04/30/21 (Call 03/30/21)	250	251,212
4.75%, 07/15/21	330	340,923
CCBL Cayman 1 Corp. Ltd., 2.75%, 05/31/21(e)	200	195,328

103

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
CDBL Funding 2, 3.93%, 07/18/21, (3 mo. LIBOR US + 1.150%)(b)(e)	$200	$200,014
Charles Schwab Corp. (The)
3.25%, 05/21/21 (Call 04/21/21)	345	347,674
4.45%, 07/22/20	300	307,125
Charming Light Investments Ltd., 2.38%, 08/30/21(e)	400	384,216
China Cinda Finance 2015 I Ltd., 3.13%, 04/23/20(d)(e)	200	198,614
China Cinda Finance 2017 I Ltd., 3.65%, 03/09/22(e)	500	498,430
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(e)	200	193,428
3.13%, 08/31/22(e)	800	778,552
CITIC Securities Finance MTN Co. Ltd., 3.50%, 10/30/19(e)	200	199,832
CME Group Inc., 3.00%, 09/15/22	135	136,380
CPPIB Capital Inc., 2.25%, 01/25/22(c)	1,000	986,480
Credito Real SAB de, 7.25%, 07/20/23(e)	200	196,750
Daiwa Securities Group Inc., 3.13%, 04/19/22(c)	40	39,505
Discover Financial Services, 5.20%, 04/27/22	50	52,150
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	226	220,009
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	1,700	1,659,999
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	325	311,883
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(c)	185	193,804
Haitong International Finance Holdings 2015 Ltd., 3.50%, 04/21/20(e)	200	198,970
Huarong Finance 2017 Co. Ltd.
3.75%, 04/27/22(e)	1,200	1,176,444
4.00%, (Call 11/07/22)(a)(b)(e)(g)	400	375,824
4.13%, 07/03/23, (3 mo. LIBOR US + 1.325%)(b)(e)	200	195,606
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 02/01/19)	325	327,402
6.00%, 08/01/20 (Call 08/01/19)	370	372,879
6.25%, 02/01/22 (Call 02/01/19)	275	282,271
ICBCIL Finance Co. Ltd.
2.13%, 09/29/19(e)	400	396,768
3.00%, 04/05/20(e)	200	198,904
3.20%, 11/10/20(e)	200	198,812
3.38%, 04/05/22(e)	550	543,548
3.78%, 05/15/23, (3 mo. LIBOR US + 1.1%)(b)(e)	200	198,956
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	175	170,802
2.75%, 12/01/20 (Call 11/01/20)	603	601,263
4.00%, 10/15/23	250	258,932
International Lease Finance Corp.
4.63%, 04/15/21	585	593,073
5.88%, 08/15/22	655	684,115
8.25%, 12/15/20	235	253,494
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(c)	90	90,763
Inventive Global Investments Ltd., 2.50%, 09/19/20(e)	400	394,680
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 04/01/19)(c)	200	200,648
7.50%, 04/15/21 (Call 10/15/19)(c)	200	201,948
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	25	26,137
Jefferies Group LLC
5.13%, 01/20/23	370	384,230
6.88%, 04/15/21	220	233,752

Security	Par (000)	Value

Diversified Financial Services (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(c)	$140	$140,283
5.88%, 08/01/21 (Call 08/01/19)(c)	50	50,172
Lions Gate Capital Holdings LLC, 6.38%, 02/01/24 (Call 02/01/21)(c)	50	50,476
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)	195	191,607
Mitsubishi UFJ Lease & Finance Co. Ltd., 3.96%, 09/19/23 (Call 08/19/23)(c)	300	303,861
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	100	99,017
2.30%, 09/15/22 (Call 08/15/22)	315	306,404
2.90%, 03/15/21	50	49,926
3.05%, 02/15/22 (Call 11/15/21)	225	224,847
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(c)	255	258,045
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 03/04/19)	112	111,728
6.50%, 06/01/22 (Call 12/01/19)(d)	100	98,365
Navient Corp.
5.00%, 10/26/20	125	125,541
5.50%, 01/25/23	250	241,357
5.88%, 03/25/21	160	163,370
6.50%, 06/15/22	200	204,534
6.63%, 07/26/21	200	205,544
7.25%, 01/25/22	200	207,632
7.25%, 09/25/23	100	101,752
Nomura Holdings Inc., 6.70%, 03/04/20	300	311,394
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/19)(c)	25	23,048
Oppenheimer Holdings Inc., 6.75%, 07/01/22 (Call 07/01/19)	25	25,109
Orient HuiZhi Ltd., 3.63%, 11/30/22(e)	250	236,757
ORIX Corp.
2.90%, 07/18/22	155	152,314
3.20%, 01/19/22(e)	200	198,704
4.05%, 01/16/24	200	203,346
REC Ltd., 5.25%, 11/13/23(e)	200	201,288
SIHC International Capital Ltd., 4.35%, 09/26/23(e)	200	202,124
Springleaf Finance Corp.
5.63%, 03/15/23	225	222,635
6.00%, 06/01/20	100	101,730
6.13%, 05/15/22	275	283,035
7.75%, 10/01/21	150	158,190
8.25%, 12/15/20	225	240,118
Stearns Holdings LLC, 9.38%, 08/15/20 (Call 08/15/19)(c)	45	42,207
Stifel Financial Corp., 3.50%, 12/01/20	40	40,018
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	75	74,243
3.75%, 08/15/21 (Call 06/15/21)	336	336,060
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	260	259,275
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(c)	85	76,075
USAA Capital Corp., 2.00%, 06/01/21(c)	150	146,504
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(c)	125	128,208

104

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	$100	$97,971
2.20%, 12/14/20 (Call 11/14/20)	800	794,568
2.80%, 12/14/22 (Call 10/14/22)	400	401,144
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	285	287,075
4.25%, 06/09/23 (Call 05/09/23)	110	112,494
Westwood Group Holdings Ltd., 4.88%, 04/19/21(e)	200	201,044

		40,921,598

Electric — 1.6%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(e)	200	201,156
3.63%, 01/12/23(c)	730	727,744
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	300	291,717
AES Corp./VA
4.00%, 03/15/21	125	124,668
4.50%, 03/15/23 (Call 03/15/20)	100	100,469
4.88%, 05/15/23 (Call 05/15/19)	150	151,664
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	25	24,530
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(c)	65	65,511
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	330	326,898
American Electric Power Co. Inc.
2.15%, 11/13/20	325	321,435
Series I, 3.65%, 12/01/21	45	45,599
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23 (Call 02/01/23)(c)	250	251,467
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (Call 04/01/23)	35	35,214
3.50%, 11/15/21 (Call 08/15/21)	8	8,072
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	175	173,840
2.40%, 02/01/20 (Call 01/01/20)	115	114,470
2.80%, 01/15/23 (Call 12/15/22)	218	215,037
3.75%, 11/15/23 (Call 08/15/23)	70	71,725
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	100	102,497
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/19)	300	292,392
5.88%, 01/15/24 (Call 11/01/19)(c)	100	100,310
6.00%, 01/15/22 (Call 11/01/19)(c)	175	176,886
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)	390	379,766
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	125	120,330
3.60%, 11/01/21	55	55,416
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(e)	600	612,870
CGNPC International Ltd., 3.88%, 09/11/23(e)	200	202,084
China Southern Power Grid International Finance BVI Co. Ltd., 2.75%, 05/08/22(e)	400	390,876
CLP Power HK Finance Ltd., 4.25%, (Call 11/07/19)(a)(b)(e)(g)	200	200,102
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(e)	200	196,620
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	165	172,752
Comision Federal de Electricidad, 4.88%, 05/26/21(e)	200	203,012
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	600	585,222
Consumers Energy Co., 5.65%, 04/15/20	2	2,067
Dominion Energy Inc.
2.58%, 07/01/20	650	644,754
Series B, 2.75%, 01/15/22 (Call 12/15/21)	250	245,495

Security	Par (000)	Value

Electric (continued)
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	$460	$491,220
DTE Energy Co.
Series B, 3.30%, 06/15/22 (Call 04/15/22)	85	84,338
Series D, 3.70%, 08/01/23 (Call 07/01/23)	120	120,683
Dubai Electricity & Water Authority, 7.38%, 10/21/20(c)	200	212,852
Duke Energy Carolinas LLC
3.05%, 03/15/23 (Call 03/15/23)	155	155,589
3.35%, 05/15/22	100	101,263
3.90%, 06/15/21 (Call 03/15/21)	200	204,578
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	977	944,124
2.40%, 08/15/22 (Call 07/15/22)	35	33,988
3.05%, 08/15/22 (Call 05/15/22)	75	74,578
3.55%, 09/15/21 (Call 06/15/21)	555	559,257
3.95%, 10/15/23 (Call 07/15/23)	40	41,077
Duquesne Light Holdings Inc., 6.40%, 09/15/20(c)	500	521,175
Edison International
2.13%, 04/15/20	50	48,393
2.40%, 09/15/22 (Call 08/15/22)	465	422,611
2.95%, 03/15/23 (Call 01/15/23)	127	117,014
Electricite de France SA, 2.35%, 10/13/20 (Call 09/13/20)(c)	2,540	2,509,901
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	175	171,645
EnBW Energie Baden-Wuerttemberg AG, 5.13%, 04/05/77 (Call 04/05/22)(a)(b)(e)	500	502,905
Enel Finance International NV
2.75%, 04/06/23(c)	300	283,044
2.88%, 05/25/22(c)	550	529,694
4.25%, 09/14/23(c)	800	796,304
Engie SA, 2.88%, 10/10/22(c)	160	158,357
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	254	255,979
Eskom Holdings SOC Ltd., 5.75%, 01/26/21(e)	600	589,194
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	140	143,695
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	275	271,040
2.80%, 05/01/23 (Call 02/01/23)	100	98,041
Series K, 2.75%, 03/15/22 (Call 02/15/22)	250	246,745
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	100	98,036
2.85%, 06/15/20 (Call 05/15/20)	400	397,592
3.50%, 06/01/22 (Call 05/01/22)	263	261,130
5.15%, 12/01/20 (Call 09/01/20)	250	256,820
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	145	143,888
4.25%, 06/15/22 (Call 03/15/22)	245	250,223
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	345	336,792
Series B, 4.25%, 03/15/23 (Call 12/15/22)	300	307,425
Fortis Inc./Canada, 2.10%, 10/04/21 (Call 09/04/21)	365	351,469
Georgia Power Co.
2.00%, 03/30/20	50	49,383
Series C, 2.00%, 09/08/20	205	201,917
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	125	124,440
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	115	112,086
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	75	75,395
Korea East-West Power Co. Ltd., 3.88%, 07/19/23(e)	400	407,344
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(c)	600	592,686
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	33	32,191
4.50%, 06/01/21 (Call 03/01/21)	350	358,624

105

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	$65	$63,138
2.20%, 08/15/20 (Call 07/15/20)	30	29,699
NTPC Ltd., 4.75%, 10/03/22(e)	200	204,694
NV Energy Inc., 6.25%, 11/15/20	255	268,798
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22	225	254,164
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	100	96,565
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(e)	500	522,540
PNM Resources Inc., 3.25%, 03/09/21	100	99,254
Power Grid Corp. of India Ltd., 3.88%, 01/17/23(e)	200	199,176
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	500	496,695
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	95	94,722
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	370	366,304
3.85%, 06/01/23 (Call 05/01/23)	165	166,030
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	25	24,322
Public Service Electric & Gas Co., 3.25%, 09/01/23 (Call 08/01/23)	200	200,702
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	175	168,546
2.65%, 11/15/22 (Call 10/15/22)	108	105,057
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	125	132,095
6.00%, 09/01/21	105	111,030
6.50%, 12/15/20	37	39,045
San Diego Gas & Electric Co., 3.00%, 08/15/21	140	139,929
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(e)	450	445,063
SCANA Corp., 4.75%, 05/15/21 (Call 02/15/21)(d)	150	152,028
Sempra Energy
2.40%, 02/01/20	625	619,031
2.40%, 03/15/20 (Call 02/15/20)	100	99,016
2.88%, 10/01/22 (Call 07/01/22)	125	121,241
2.90%, 02/01/23 (Call 01/01/23)	200	193,910
Shanghai Electric Power Finance Ltd., 3.63%, 08/11/20(e)	200	199,308
South Carolina Electric & Gas Co., 3.50%, 08/15/21	100	100,604
Southern California Edison Co.
Series A, 2.90%, 03/01/21	150	147,296
Series D, 3.40%, 06/01/23 (Call 05/01/23)	100	98,416
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	700	685,804
2.75%, 06/15/20 (Call 05/15/20)	350	348,785
2.95%, 07/01/23 (Call 05/01/23)	175	172,029
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(b)	75	74,573
Southern Power Co.
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	445	440,639
Series E, 2.50%, 12/15/21 (Call 11/15/21)	250	244,607
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(e)	300	295,074
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(e)	800	792,312
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(e)	400	392,936
3.75%, 05/02/23(e)	700	710,472
Talen Energy Supply LLC, 9.50%, 07/15/22 (Call 07/15/20)(c)(d)	110	112,475
TECO Finance Inc., 5.15%, 03/15/20	70	71,435
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 06/02/21(e)	200	195,318
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	104	103,164

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	$127	$125,223
Vistra Energy Corp.
5.88%, 06/01/23 (Call 06/01/19)	50	51,169
7.38%, 11/01/22 (Call 11/01/19)	400	415,832
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	44,658
3.38%, 06/15/21	125	125,540
Wisconsin Public Service Corp., 3.35%, 11/21/21	255	257,736
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	260	256,113
2.60%, 03/15/22 (Call 02/15/22)	50	49,083
4.70%, 05/15/20 (Call 11/15/19)	250	253,167

		35,157,954

Electrical Components & Equipment — 0.0%
Artesyn Embedded Technologies Inc., 9.75%, 10/15/20 (Call 10/15/19)(c)	45	42,009
Schneider Electric SE, 2.95%, 09/27/22(c)	25	24,602
WESCO Distribution Inc., 5.38%, 12/15/21 (Call 12/15/19)	160	161,762

		228,373

Electronics — 0.1%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	25	24,766
Amphenol Corp.
2.20%, 04/01/20	175	172,937
3.13%, 09/15/21 (Call 08/15/21)	75	74,630
Avnet Inc., 4.88%, 12/01/22	85	86,943
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	50	49,516
Flex Ltd.
4.63%, 02/15/20	75	75,814
5.00%, 02/15/23	343	347,438
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	246	239,717
Honeywell International Inc., 1.85%, 11/01/21 (Call 10/01/21)	550	537,213
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)	85	83,284
Jabil Inc., 4.70%, 09/15/22	155	155,882
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	70	72,211
Sensata Technologies BV, 4.88%, 10/15/23(c)	100	100,814
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	220	216,077
Tsinghua Unic Ltd., 5.38%, 01/31/23(e)	400	371,164

		2,608,406

Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 11/01/19)	118	123,011
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(c)	125	123,409

		246,420

Engineering & Construction — 0.1%
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	75	75,039
China State Construction Finance Cayman Ltd., 6.00%, 12/31/99(a)(b)(e)(g)	400	410,048
CRCC Yuxiang Ltd., 3.50%, 05/16/23(e)	200	198,388
CSCEC Finance Cayman II Ltd.
2.70%, 06/14/21(e)	200	196,044
2.90%, 07/05/22(e)	600	585,756
Dianjian Haiyu Ltd., 3.50%, (Call 06/12/22)(a)(b)(e)(g)	400	380,044
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	75	77,256

106

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Hongkong International Qingdao Co. Ltd., 4.25%, 12/04/22(e)	$200	$183,022
MasTec Inc., 4.88%, 03/15/23 (Call 03/15/19)	100	100,099
New Enterprise Stone & Lime Co. Inc., 10.13%, 04/01/22 (Call 04/01/19)(c)	100	100,492
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(c)	50	50,467
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23 (Call 02/01/19)	50	46,505
Zachry Holdings Inc., 7.50%, 02/01/20 (Call 02/01/19)(c)(d)	51	50,632

		2,453,792

Entertainment — 0.1%
Amber Treasure Ventures Ltd., 3.00%, 05/25/20 (Call 05/25/19)(e)	200	197,348
AMC Entertainment Holdings Inc., 5.88%, 02/15/22 (Call 02/15/19)(d)	125	125,025
CCM Merger Inc., 6.00%, 03/15/22 (Call 03/15/19)(c)	33	33,341
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/19)	175	173,194
5.13%, 12/15/22 (Call 12/15/19)	125	125,380
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(c)	200	203,066
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/20)(c)	50	49,295
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(c)	400	413,968
Live Nation Entertainment Inc., 5.38%, 06/15/22 (Call 06/15/19)(c)	75	75,604
National CineMedia LLC, 6.00%, 04/15/22 (Call 04/15/19)	100	100,751
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 08/15/19)(c)	175	174,120
Scientific Games International Inc.
6.25%, 09/01/20 (Call 03/25/19)	84	83,256
6.63%, 05/15/21 (Call 05/15/19)	125	123,375
10.00%, 12/01/22 (Call 12/01/19)	475	499,937
WMG Acquisition Corp., 5.63%, 04/15/22 (Call 04/15/19)(c)	90	90,889

		2,468,549

Environmental Control — 0.1%
Clean Harbors Inc., 5.13%, 06/01/21 (Call 03/04/19)	150	150,229
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(c)	110	102,792
5.63%, 05/01/22 (Call 05/01/19)(c)	100	96,258
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	225	228,411
5.25%, 11/15/21	25	26,437
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 12/01/19)(c)	50	49,153
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	50	48,567
4.75%, 06/30/20	425	434,830

		1,136,677

Food — 0.5%
B&G Foods Inc., 4.63%, 06/01/21 (Call 06/01/19)	170	171,151
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 07/15/19)(c)(d)	50	49,506
Campbell Soup Co.
2.50%, 08/02/22	100	96,278
3.30%, 03/15/21	75	75,038
3.65%, 03/15/23 (Call 02/15/23)	410	407,023
4.25%, 04/15/21	25	25,442
Cencosud SA, 4.88%, 01/20/23(c)	200	200,310

Security	Par (000)	Value

Food (continued)
Conagra Brands Inc., 3.80%, 10/22/21	$300	$301,353
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(c)	250	242,022
2.59%, 11/02/23 (Call 09/02/23)(c)	500	481,505
Darling Ingredients Inc., 5.38%, 01/15/22 (Call 01/15/20)	150	151,247
Dean Foods Co., 6.50%, 03/15/23 (Call 03/15/19)(c)	175	136,420
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/19)(c)	175	131,199
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	150	145,800
3.15%, 12/15/21 (Call 09/15/21)	185	184,343
3.70%, 10/17/23 (Call 09/17/23)(d)	250	252,825
Grupo Bimbo SAB de CV, 4.50%, 01/25/22(e)	400	409,752
Hershey Co. (The)
3.10%, 05/15/21	50	50,292
3.38%, 05/15/23 (Call 04/15/23)	100	101,509
4.13%, 12/01/20	25	25,622
JGSH Philippines Ltd., 4.38%, 01/23/23(e)	200	199,682
JM Smucker Co. (The), 2.50%, 03/15/20	100	99,365
KeHE Distributors LLC/KeHE Finance Corp., 7.63%, 08/15/21 (Call 08/15/19)(c)	30	28,345
Kellogg Co.
3.25%, 05/14/21	159	159,841
4.00%, 12/15/20	195	198,485
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	475	473,518
3.38%, 06/15/21	275	275,429
3.50%, 06/06/22	591	592,525
3.50%, 07/15/22 (Call 05/15/22)	385	385,685
4.00%, 06/15/23 (Call 05/15/23)	250	254,467
5.38%, 02/10/20	220	225,067
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	400	394,980
3.30%, 01/15/21 (Call 12/15/20)	135	135,150
3.40%, 04/15/22 (Call 01/15/22)	50	50,095
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (Call 06/08/19)(d)(e)	200	206,340
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	327	318,802
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21 (Call 09/28/21)(c)	250	242,057
Mondelez International Inc.
3.00%, 05/07/20	50	49,984
3.63%, 05/07/23 (Call 04/07/23)	250	253,422
Nestle Holdings Inc.
1.38%, 07/13/21(e)	150	145,322
2.38%, 11/17/22(e)	40	39,496
3.10%, 09/24/21 (Call 08/24/21)(c)	250	252,435
3.35%, 09/24/23 (Call 08/24/23)(c)	700	713,741
Smithfield Foods Inc., 2.65%, 10/03/21 (Call 09/03/21)(c)	200	189,336
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	30	29,435
2.60%, 10/01/20 (Call 09/01/20)	300	299,601
2.60%, 06/12/22	75	73,121
TreeHouse Foods Inc., 4.88%, 03/15/22 (Call 03/15/19)	100	99,868
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	95	92,615
3.90%, 09/28/23 (Call 08/28/23)	300	304,068
4.50%, 06/15/22 (Call 03/15/22)	150	155,319
Wm Wrigley Jr Co., 3.38%, 10/21/20 (Call 09/21/20)(c)	200	201,318
Woolworths Group Ltd., 4.00%, 09/22/20(c)	175	176,354

		10,953,905

107

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.0%
Cascades Inc.
5.50%, 07/15/22 (Call 07/15/19)(c)	$131	$130,466
5.75%, 07/15/23 (Call 07/15/19)(c)	25	24,459
Clearwater Paper Corp., 4.50%, 02/01/23 (Call 02/01/19)	75	70,359
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	100,964
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(c)	100	99,530
3.73%, 07/15/23 (Call 04/15/23)(c)	200	202,708
5.40%, 11/01/20(c)	75	77,791
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)	18	18,780
PH Glatfelter Co., 5.38%, 10/15/20 (Call 02/28/19)	30	30,027
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/15/19)	150	148,558

		903,642

Gas — 0.1%
Beijing Gas Singapore Capital Corp., 2.75%, 05/31/22(e)	300	289,803
British Transco International Finance BV, 0.00% 11/04/21(e)(k)	250	227,122
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	100	100,695
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	245	243,523
Korea Gas Corp.
1.88%, 07/18/21(e)	200	193,594
2.75%, 07/20/22(e)	200	196,322
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/19)(c)	200	185,686
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)	25	25,576
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	150	152,192
NiSource Inc., Series WI, 3.65%, 06/15/23 (Call 05/15/23)	125	125,813
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(c)	100	97,483
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/19)(c)	100	97,760
Talent Yield Investments Ltd., 4.50%, 04/25/22(c)	200	203,142

		2,138,711

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/19)(c)(d)	150	135,375
CFX Escrow Corp., 6.00%, 02/15/24(c)	60	60,000
Stanley Black & Decker Inc., 2.90%, 11/01/22	50	49,381

		244,756

Health Care - Products — 0.4%
Abbott Laboratories
2.55%, 03/15/22	114	112,585
2.80%, 09/15/20 (Call 08/15/20)	100	100,101
2.90%, 11/30/21 (Call 10/30/21)	975	974,122
Agiliti Health Inc., 7.63%, 08/15/20 (Call 02/04/19)	150	150,000
Avanos Medical Inc., 6.25%, 10/15/22 (Call 10/15/19)	25	25,439
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	125	120,757
Becton Dickinson and Co.
2.40%, 06/05/20	175	172,828
2.89%, 06/06/22 (Call 05/06/22)	525	514,946
3.13%, 11/08/21	680	674,254
3.25%, 11/12/20	100	99,825
Boston Scientific Corp.
2.85%, 05/15/20	175	174,407
3.38%, 05/15/22	10	9,988

Security	Par (000)	Value

Health Care - Products (continued)
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	$50	$50,272
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/19)(c)	200	207,770
10.75%, 04/15/20 (Call 02/15/19)	90	90,225
Hill-Rom Holdings Inc., 5.75%, 09/01/23 (Call 09/01/19)(c)	100	102,940
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/19)(c)	70	71,341
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/19)(c)	161	164,521
12.50%, 11/01/21 (Call 05/01/19)(c)	100	108,272
Life Technologies Corp., 6.00%, 03/01/20	320	328,557
Mallinckrodt International Finance SA, 4.75%, 04/15/23(d)	150	115,112
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/19)(c)	185	183,265
5.63%, 10/15/23 (Call 10/15/19)(c)(d)	175	147,885
5.75%, 08/01/22 (Call 08/01/19)(c)(d)	175	159,715
Medtronic Inc.
2.50%, 03/15/20	1,135	1,132,435
2.75%, 04/01/23 (Call 01/01/23)	25	24,737
3.15%, 03/15/22	1,075	1,084,116
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/15/19)(c)	275	266,280
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 05/15/19)(c)	100	101,186
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	350	346,087
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	350	345,583
3.15%, 01/15/23 (Call 10/15/22)	295	293,628
3.60%, 08/15/21 (Call 05/15/21)	130	131,391
4.50%, 03/01/21	275	284,570
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	500	497,605
3.70%, 03/19/23 (Call 02/19/23)	95	94,381

		9,461,126

Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.13%, 07/01/22 (Call 07/01/19)	75	73,940
5.63%, 02/15/23 (Call 02/15/19)	150	148,244
6.13%, 03/15/21 (Call 03/15/19)	100	100,308
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	312	305,024
2.80%, 06/15/23 (Call 04/15/23)	275	267,715
4.13%, 06/01/21 (Call 03/01/21)	235	239,016
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/15/19)(c)(d)	100	87,119
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	233	231,059
3.13%, 05/15/22	300	300,342
3.30%, 01/15/23	75	75,335
4.35%, 08/15/20	700	713,818
Catholic Health Initiatives, 2.95%, 11/01/22	75	73,080
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	225	229,223
5.63%, 02/15/21 (Call 02/15/19)	320	324,765
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/19)(d)	225	216,853
6.25%, 03/31/23 (Call 03/31/20)	675	645,388
6.88%, 02/01/22 (Call 02/01/19)(d)	575	326,606
8.63%, 01/15/24 (Call 01/15/21)(c)	225	231,444
11.00%, 06/30/23 (Call 06/30/20)(c)(d)(h)	400	346,224

108

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Cigna Holding Co.
4.00%, 02/15/22 (Call 11/15/21)	$357	$362,894
5.13%, 06/15/20	25	25,629
DaVita Inc., 5.75%, 08/15/22 (Call 08/15/19)	275	279,977
Eagle Holding Co. II LLC (8.38% PIK), 7.63%, 05/15/22 (Call 05/03/19)(c)(f)	75	75,257
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)(c)	385	387,395
5.88%, 01/31/22(c)	100	104,747
Fresenius Medical Care U.S. Finance Inc., 5.75%, 02/15/21(c)	125	129,139
HCA Healthcare Inc., 6.25%, 02/15/21	250	261,022
HCA Inc.
4.75%, 05/01/23	300	308,184
5.88%, 03/15/22	425	450,474
5.88%, 05/01/23	275	291,280
7.50%, 02/15/22	525	575,006
Humana Inc.
2.50%, 12/15/20	155	153,185
3.15%, 12/01/22 (Call 09/01/22)	120	118,250
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	99,480
3.20%, 02/01/22	100	99,779
3.75%, 08/23/22 (Call 05/23/22)	50	50,351
MEDNAX Inc., 5.25%, 12/01/23 (Call 12/01/19)(c)	175	175,964
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	175	178,495
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/19)(c)(f)	210	203,162
Quest Diagnostics Inc., 2.50%, 03/30/20 (Call 02/29/20)	100	99,146
Quorum Health Corp., 11.63%, 04/15/23 (Call 04/15/19)(d)	100	92,040
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 05/01/19)(c)	225	237,555
Roche Holdings Inc., 3.25%, 09/17/23 (Call 08/17/23)(c)	500	506,585
Select Medical Corp., 6.38%, 06/01/21 (Call 06/01/19)	145	145,673
Surgery Center Holdings Inc., 8.88%, 04/15/21 (Call 04/15/19)(c)(d)	100	102,000
Tenet Healthcare Corp.
4.38%, 10/01/21	225	225,029
4.50%, 04/01/21	200	200,602
4.75%, 06/01/20	100	101,144
6.00%, 10/01/20	400	413,312
6.75%, 06/15/23(d)	425	418,510
7.50%, 01/01/22 (Call 01/01/20)(c)	100	103,896
8.13%, 04/01/22	625	654,706
UnitedHealth Group Inc.
1.95%, 10/15/20	120	118,412
2.13%, 03/15/21	166	164,061
2.38%, 10/15/22	105	103,402
2.70%, 07/15/20	560	559,602
2.75%, 02/15/23 (Call 11/15/22)	250	247,965
2.88%, 12/15/21	125	124,953
2.88%, 03/15/22 (Call 12/15/21)	555	555,483
3.15%, 06/15/21	50	50,420
3.35%, 07/15/22	400	407,852
3.38%, 11/15/21 (Call 08/15/21)	50	50,585
3.50%, 06/15/23	250	255,575
3.88%, 10/15/20 (Call 07/15/20)	100	101,538

		15,305,219

Holding Companies - Diversified — 0.3%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(b)(e)(g)	400	423,432

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	$100	$95,172
3.63%, 01/19/22 (Call 12/19/21)	185	181,226
3.88%, 01/15/20 (Call 12/15/19)	275	275,927
Bright Galaxy International Ltd., 3.38%, 11/03/21(e)	200	191,204
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(c)	200	194,780
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(c)	1,050	1,033,830
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(e)	400	406,556
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(c)	100	99,358
Huarong Finance II Co. Ltd.
3.63%, 11/22/21(e)	200	196,182
3.75%, 11/19/20(e)	200	198,250
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(c)	200	199,110
IPIC GMTN Ltd.
5.00%, 11/15/20(c)	250	257,225
5.50%, 03/01/22(c)	200	212,144
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(e)	400	390,556
Mumtalakat Sukuk Holding Co., 4.00%, 11/25/21(e)	200	193,670
Rongshi International Finance Ltd., 2.88%, 05/04/22(e)	200	195,838
State Elite Global Ltd.
2.25%, 10/20/21(e)	800	773,128
2.75%, 06/13/22(e)	200	195,768
Swire Pacific MTN Financing Ltd., 4.50%, 02/28/22(e)	600	619,170
Temasek Financial I Ltd., 2.38%, 01/23/23(c)	500	489,070
Yieldking Investment Ltd., 4.80%, 10/18/21(e)	200	200,542

		7,022,138

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 02/15/21 (Call 02/15/19)(c)	50	48,401
Beazer Homes USA Inc., 8.75%, 03/15/22 (Call 03/15/19)	90	94,072
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 03/04/19)(c)	75	75,307
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 07/01/19)(c)	125	123,934
Century Communities Inc., 6.88%, 05/15/22 (Call 05/15/19)	100	100,647
DR Horton Inc.
2.55%, 12/01/20	103	101,227
4.00%, 02/15/20	75	75,399
K Hovnanian Enterprises Inc., 10.00%, 07/15/22 (Call 07/15/19)(c)	50	43,374
KB Home
7.00%, 12/15/21 (Call 09/15/21)	125	132,021
7.50%, 09/15/22	100	105,954
8.00%, 03/15/20	75	78,202
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	75	73,610
4.13%, 01/15/22 (Call 10/15/21)	160	159,245
4.75%, 04/01/21 (Call 02/01/21)	120	121,404
4.75%, 11/15/22 (Call 08/15/22)	125	125,665
4.88%, 12/15/23 (Call 09/15/23)	100	100,067
5.38%, 10/01/22	75	76,500
6.25%, 12/15/21 (Call 06/15/21)	50	52,118
6.63%, 05/01/20	35	36,072
8.38%, 01/15/21	75	80,625
M/I Homes Inc., 6.75%, 01/15/21 (Call 01/15/20)	50	50,483
Mattamy Group Corp., 6.88%, 12/15/23 (Call 12/15/19)(c)	75	72,994

109

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Meritage Homes Corp.
7.00%, 04/01/22	$50	$52,579
7.15%, 04/15/20	75	76,971
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/19)	75	68,627
PulteGroup Inc., 4.25%, 03/01/21 (Call 02/01/21)	175	177,243
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 04/01/19)(c)	100	94,578
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/19)	100	101,584
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 04/15/19)(c)	125	125,156
5.88%, 04/15/23 (Call 01/15/23)(c)	75	73,828
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	108	106,250
5.88%, 02/15/22 (Call 11/15/21)	100	104,432
TRI Pointe Group Inc., 4.88%, 07/01/21 (Call 06/01/21)	75	73,804
William Lyon Homes Inc., 6.00%, 09/01/23 (Call 09/01/20)	100	91,252
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(c)	75	73,317
7.88%, 12/15/22 (Call 12/15/19)(c)	50	50,451

		3,197,393

Home Furnishings — 0.0%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 10/15/19)	100	99,500
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(a)(b)(e)(g)	400	372,764

		472,264

Household Products & Wares — 0.1%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 11/15/19)	100	102,752
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	370	359,536
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/19)(c)	200	169,478
Prestige Brands Inc., 5.38%, 12/15/21 (Call 12/15/19)(c)	100	99,951
Reckitt Benckiser Treasury Services PLC, 2.38%, 06/24/22 (Call 04/24/22)(c)	1,000	970,130
Spectrum Brands Inc., 6.63%, 11/15/22 (Call 11/15/19)	75	76,879

		1,778,726

Housewares — 0.0%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	475	467,604
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23 (Call 10/15/19)	100	102,131
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	185	190,278

		760,013

Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 8.13%, 02/15/24 (Call 02/15/21)(c)	20	20,351
AEGON Funding Co. LLC, 5.75%, 12/15/20	25	26,059
Aflac Inc., 3.63%, 06/15/23	250	254,317
Alleghany Corp., 4.95%, 06/27/22	125	131,363
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 08/01/19)(c)	150	151,983
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	915	921,277
3.38%, 08/15/20	310	311,748
4.88%, 06/01/22	450	473,854
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	100	98,997
4.00%, 11/27/23 (Call 08/27/23)	75	76,544

Security	Par (000)	Value

Insurance (continued)
Ardonagh Midco 3 PLC, 8.63%, 07/15/23 (Call 07/15/20)(c)	$200	$172,112
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	250	253,725
Assurant Inc.
4.00%, 03/15/23	145	145,655
4.20%, 09/27/23 (Call 08/27/23)	250	251,430
Athene Global Funding, 3.00%, 07/01/22(c)	460	451,338
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	195	194,871
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	275	277,016
3.00%, 05/15/22	209	211,182
4.25%, 01/15/21	235	242,308
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	329	326,187
2.75%, 03/15/23 (Call 01/15/23)	300	297,948
3.00%, 02/11/23	50	50,255
3.40%, 01/31/22	100	101,998
3.75%, 08/15/21	125	128,555
China Life Insurance Co. Ltd., 4.00%, 07/03/75 (Call 07/03/20)(b)(e)	200	194,408
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22(e)	200	193,678
CNA Financial Corp., 5.88%, 08/15/20	350	362,869
CNO Financial Group Inc., 4.50%, 05/30/20	100	100,068
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	150	151,168
Fidelity National Financial Inc., 5.50%, 09/01/22	100	106,186
Five Corners Funding Trust, 4.42%, 11/15/23(c)	750	779,662
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(e)	800	759,616
Genworth Holdings Inc.
4.90%, 08/15/23	75	65,442
7.20%, 02/15/21	100	100,235
7.63%, 09/24/21	175	176,267
7.70%, 06/15/20	95	96,891
Guardian Life Global Funding
1.95%, 10/27/21(c)	250	241,957
3.40%, 04/25/23(c)	50	50,092
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(b)(e)(g)	250	240,645
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	300	315,840
5.50%, 03/30/20	125	128,530
Jackson National Life Global Funding
2.60%, 12/09/20(c)(d)	225	222,988
3.30%, 06/11/21(c)	250	250,735
Liberty Mutual Group Inc.
4.25%, 06/15/23(c)	491	498,984
5.00%, 06/01/21(c)	540	557,982
Lincoln National Corp.
4.00%, 09/01/23	250	255,625
4.20%, 03/15/22	160	164,053
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	100	97,470
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	245	243,087
2.75%, 01/30/22 (Call 12/30/21)	190	187,652
4.80%, 07/15/21 (Call 04/15/21)	103	106,643
MassMutual Global Funding II
1.95%, 09/22/20(c)	250	245,887
2.45%, 11/23/20(c)	500	494,895
2.50%, 04/13/22(c)	500	491,230
MetLife Inc., Series N, 3.05%, 12/15/22	75	75,046

110

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Metropolitan Life Global Funding I
1.95%, 09/15/21(c)	$250	$242,465
2.40%, 01/08/21(c)	500	494,910
2.50%, 12/03/20(c)	150	148,620
2.65%, 04/08/22(c)	360	354,683
3.45%, 10/09/21(c)	150	151,055
3.88%, 04/11/22(c)	600	611,502
MGIC Investment Corp., 5.75%, 08/15/23	100	103,003
New York Life Global Funding
1.95%, 09/28/20(c)	550	542,179
2.00%, 04/13/21(c)	650	637,117
2.30%, 06/10/22(c)	290	281,349
3.25%, 08/06/21(c)	95	95,503
Pricoa Global Funding I
2.45%, 09/21/22(c)	150	145,854
2.55%, 11/24/20(c)	250	247,120
3.45%, 09/01/23(c)	150	150,927
Primerica Inc., 4.75%, 07/15/22	157	162,374
Principal Financial Group Inc., 3.13%, 05/15/23	10	9,895
Principal Life Global Funding II, 2.63%, 11/19/20(c)	100	99,361
Progressive Corp. (The), 3.75%, 08/23/21	50	50,815
Protective Life Global Funding
2.00%, 09/14/21(c)	250	242,410
2.16%, 09/25/20(c)	300	295,470
2.62%, 08/22/22(c)	500	488,205
Prudential Financial Inc.
4.50%, 11/16/21	385	399,056
5.38%, 06/21/20	200	206,336
5.63%, 06/15/43 (Call 06/15/23)(a)(b)	300	307,827
5.88%, 09/15/42 (Call 09/15/22)(a)(b)	110	114,458
Radian Group Inc.
5.25%, 06/15/20	109	110,570
7.00%, 03/15/21	75	79,225
Reinsurance Group of America Inc., 5.00%, 06/01/21	250	259,207
Reliance Standard Life Global Funding II
2.38%, 05/04/20(c)	100	98,941
3.85%, 09/19/23(c)	300	303,642
Sunshine Life Insurance Corp. Ltd., 3.15%, 04/20/21(e)	200	189,942
Travelers Companies Inc. (The), 3.90%, 11/01/20	150	153,046
Vigorous Champion International Ltd., 4.38%, 09/10/23(e)	200	202,684
York Risk Services Holding Corp., 8.50%, 10/01/22 (Call 10/01/19)(c)	50	36,365

		21,543,020

Internet — 0.3%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)	850	847,832
Alphabet Inc., 3.63%, 05/19/21	285	293,946
Amazon.com Inc.
1.90%, 08/21/20	225	222,694
2.40%, 02/22/23 (Call 01/22/23)	270	266,004
2.50%, 11/29/22 (Call 08/29/22)	182	180,653
3.30%, 12/05/21 (Call 10/05/21)	135	137,550
Baidu Inc.
2.88%, 07/06/22	200	195,300
3.00%, 06/30/20	200	199,376
3.50%, 11/28/22	200	199,538
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(c)	75	76,154

Security	Par (000)	Value

Internet (continued)
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	$250	$242,700
2.75%, 01/30/23 (Call 12/30/22)	345	333,994
2.88%, 08/01/21 (Call 06/01/21)	390	386,669
3.25%, 10/15/20 (Call 07/15/20)	50	50,094
3.80%, 03/09/22 (Call 02/09/22)	35	35,300
Expedia Group Inc., 5.95%, 08/15/20	245	254,303
Netflix Inc.
5.38%, 02/01/21	125	128,065
5.50%, 02/15/22	200	207,492
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	100	98,542
4.20%, 09/15/20	170	171,311
Tencent Holdings Ltd.
2.88%, 02/11/20(e)	760	758,070
2.99%, 01/19/23 (Call 12/19/22)(e)	200	196,088
VeriSign Inc., 4.63%, 05/01/23 (Call 05/01/19)	175	176,881
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 04/01/19)	325	326,508

		5,985,064

Iron & Steel — 0.2%
AK Steel Corp.
7.50%, 07/15/23 (Call 07/15/19)	100	101,801
7.63%, 10/01/21 (Call 10/01/19)	125	120,825
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	125	126,686
7.88%, 08/15/23 (Call 05/15/23)	100	106,715
ArcelorMittal
5.13%, 06/01/20(d)	100	102,145
5.25%, 08/05/20	150	153,561
5.50%, 03/01/21	225	232,839
6.25%, 02/25/22	275	292,881
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)	50	48,561
5.20%, 07/15/21 (Call 04/15/21)	50	50,639
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	50	48,272
CSN Resources SA, 6.50%, 07/21/20(d)(e)	300	297,075
Evraz Group SA
5.38%, 03/20/23(e)	200	199,730
6.50%, 04/22/20(e)	200	204,054
6.75%, 01/31/22(e)	400	417,480
JSW Steel Ltd., 5.25%, 04/13/22(e)	400	398,964
Metinvest BV, 7.75%, 04/23/23 (Call 01/23/23)(e)	200	190,794
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	230	236,323
POSCO, 4.00%, 08/01/23(e)	200	202,954
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	129	130,700
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/19)	200	202,432
5.25%, 04/15/23 (Call 04/15/19)	94	95,452
Vale Overseas Ltd., 4.38%, 01/11/22(d)	354	355,016

		4,315,899

Leisure Time — 0.0%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 06/01/19)(c)(d)	135	132,612
Carnival Corp., 3.95%, 10/15/20	250	253,882
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 12/15/19)(c)	121	122,427

111

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	$125	$123,126
5.25%, 11/15/22	50	52,572
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/19)(c)	100	101,703
5.38%, 04/15/23 (Call 04/15/19)(c)	150	151,713
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/19)	100	92,847

		1,030,882

Lodging — 0.2%
Boyd Gaming Corp., 6.88%, 05/15/23 (Call 05/15/19)	225	233,806
Choice Hotels International Inc., 5.75%, 07/01/22	150	154,926
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 09/01/19)(c)(d)	150	148,184
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/19)(c)	125	129,115
10.25%, 11/15/22 (Call 11/15/19)(c)	110	118,944
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	329	318,719
2.88%, 03/01/21 (Call 02/01/21)	100	99,021
MGM Resorts International
5.25%, 03/31/20	100	101,457
6.00%, 03/15/23	275	285,211
6.63%, 12/15/21	275	291,211
6.75%, 10/01/20	225	235,087
7.75%, 03/15/22	220	239,109
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	400	401,408
Seminole Hard Rock Entertainment Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21 (Call 05/15/19)(c)	92	93,351
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/19)(c)	200	206,438
Wyndham Destinations Inc.
4.25%, 03/01/22 (Call 12/01/21)	185	184,915
5.63%, 03/01/21	77	78,759
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(c)	125	121,980

		3,441,641

Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22	400	399,040
3.38%, 04/03/23 (Call 03/03/23)	250	252,352
Briggs & Stratton Corp., 6.88%, 12/15/20	44	44,925
Caterpillar Financial Services Corp.
1.70%, 08/09/21	315	305,667
1.85%, 09/04/20	115	113,446
2.00%, 03/05/20	125	124,070
2.40%, 06/06/22	100	98,103
2.55%, 11/29/22	33	32,364
2.85%, 06/01/22	100	99,315
2.95%, 05/15/20	150	150,252
3.15%, 09/07/21	190	191,729
3.45%, 05/15/23	150	152,350
3.65%, 12/07/23	250	256,095
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	150	147,452
3.90%, 05/27/21	295	303,422
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(c)	85	84,159
CNH Industrial Capital LLC
3.88%, 10/15/21	225	224,656
4.38%, 11/06/20	148	149,692

Security	Par (000)	Value

Machinery (continued)
4.38%, 04/05/22	$226	$228,685
4.88%, 04/01/21	150	153,430
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	140	139,572
John Deere Capital Corp.
1.95%, 06/22/20	150	148,400
2.05%, 03/10/20	100	99,113
2.15%, 09/08/22	285	277,898
2.20%, 03/13/20	255	253,266
2.35%, 01/08/21	210	208,538
2.38%, 07/14/20	90	89,566
2.55%, 01/08/21	100	99,738
2.65%, 01/06/22	80	79,483
2.70%, 01/06/23	50	49,443
2.80%, 03/04/21	150	149,541
2.80%, 03/06/23	355	352,661
2.88%, 03/12/21	100	99,709
3.13%, 09/10/21	140	140,364
3.15%, 10/15/21	115	115,498
3.45%, 06/07/23	105	106,537
3.65%, 10/12/23	110	112,842
3.90%, 07/12/21(d)	50	51,338
Series 0014, 2.45%, 09/11/20	150	148,820
Manitowoc Co. Inc. (The), 12.75%, 08/15/21 (Call 02/15/19)(c)	50	53,319
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	75	74,301
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	155	152,625
3.00%, 12/15/20 (Call 11/15/20)	150	149,557
3.13%, 11/15/22 (Call 08/15/22)	50	49,324
3.65%, 09/15/23 (Call 08/15/23)	475	476,520
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 02/15/19)(c)(f)	165	157,827
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22(c)	200	191,318

		7,538,322

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	50	48,547
2.00%, 08/07/20	100	99,037
2.00%, 06/26/22	200	195,336
3.00%, 09/14/21 (Call 08/14/21)	190	192,257
Amsted Industries Inc., 5.00%, 03/15/22 (Call 03/15/19)(c)	150	149,151
Eaton Corp., 2.75%, 11/02/22	300	295,344
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 07/15/19)(c)	121	121,766
General Electric Co.
2.70%, 10/09/22	1,000	958,890
3.10%, 01/09/23	75	72,987
4.38%, 09/16/20	250	252,205
4.63%, 01/07/21	300	306,387
4.65%, 10/17/21	700	714,903
5.30%, 02/11/21	385	394,683
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	75	75,800
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	100	99,086
4.25%, 06/15/23	80	82,581
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(c)(d)	95	96,631
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(c)	250	241,752
2.00%, 09/15/23(c)	250	237,408
2.15%, 05/27/20(c)	250	247,695

112

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.20%, 03/16/20(c)	$500	$496,330
2.90%, 05/27/22(c)	500	496,200
Sunny Optical Technology Group Co. Ltd., 3.75%, 01/23/23(e)	200	192,940
Techniplas LLC, 10.00%, 05/01/20 (Call 05/01/19)(c)	41	38,278

		6,106,194

Media — 0.9%
21st Century Fox America Inc.
3.00%, 09/15/22	75	74,925
4.50%, 02/15/21	125	128,805
Altice Financing SA, 6.63%, 02/15/23 (Call 02/15/19)(c)	350	352,068
Altice Finco SA, 8.13%, 01/15/24 (Call 12/15/19)(c)	200	197,010
Altice Luxembourg SA, 7.75%, 05/15/22 (Call 05/15/19)(c)(d)	690	668,520
AMC Networks Inc., 4.75%, 12/15/22 (Call 12/15/19)	175	175,959
Cable One Inc., 5.75%, 06/15/22 (Call 06/15/19)(c)	100	101,818
Cablevision Systems Corp.
5.88%, 09/15/22	150	151,450
8.00%, 04/15/20	50	52,078
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	75	71,714
2.90%, 06/01/23 (Call 05/01/23)	25	24,078
3.38%, 03/01/22 (Call 12/01/21)	275	274,530
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(c)	150	146,533
5.13%, 02/15/23 (Call 02/15/19)	250	252,427
5.13%, 05/01/23 (Call 05/01/19)(c)	250	253,295
5.25%, 03/15/21 (Call 03/15/19)	100	100,281
5.25%, 09/30/22 (Call 09/30/19)	275	277,967
5.75%, 09/01/23 (Call 03/01/19)	100	101,849
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	745	746,661
4.46%, 07/23/22 (Call 05/23/22)	755	771,942
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/19)	450	460,241
Series B, 7.63%, 03/15/20 (Call 03/04/19)	275	275,269
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	122,563
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	40	38,545
2.75%, 03/01/23 (Call 02/01/23)	350	345,933
2.85%, 01/15/23	350	347,340
3.13%, 07/15/22	505	506,934
3.30%, 10/01/20	235	236,452
3.45%, 10/01/21	150	151,791
5.15%, 03/01/20	289	295,829
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(c)	25	24,336
3.25%, 12/15/22(c)	550	543,059
CSC Holdings LLC
5.38%, 07/15/23 (Call 07/15/19)(c)	200	202,492
6.75%, 11/15/21	275	289,149
10.13%, 01/15/23 (Call 01/15/20)(c)	400	431,200
Series 144S, 5.13%, 12/15/21 (Call 06/15/19)(c)	200	199,744
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(c)	25	24,787
2.95%, 03/20/23 (Call 02/20/23)	325	314,948
3.25%, 04/01/23	100	97,517
3.50%, 06/15/22 (Call 04/15/22)(c)	500	495,615

Security	Par (000)	Value

Media (continued)
DISH DBS Corp.
5.00%, 03/15/23(d)	$350	$304,780
5.13%, 05/01/20	225	225,670
5.88%, 07/15/22	435	413,206
6.75%, 06/01/21	450	458,059
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(c)	85	86,678
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/15/19)(c)	100	101,452
Mediacom Broadband LLC/Mediacom Broadband Corp.,
5.50%, 04/15/21 (Call 04/15/19)	25	24,990
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 08/15/19)(c)	100	103,681
Myriad International Holdings BV, 6.00%, 07/18/20(e)	200	206,342
NBCUniversal Media LLC
2.88%, 01/15/23	350	347,991
4.38%, 04/01/21	474	488,116
5.15%, 04/30/20	635	652,310
Nexstar Broadcasting Inc.
5.88%, 11/15/22 (Call 11/15/19)	100	101,293
6.13%, 02/15/22 (Call 02/15/19)(c)	100	100,829
Quebecor Media Inc., 5.75%, 01/15/23	175	181,155
Radiate Holdco LLC/Radiate Finance Inc., 6.88%, 02/15/23 (Call 02/15/20)(c)	60	57,665
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/19)	125	125,318
6.13%, 10/01/22 (Call 10/01/19)	100	101,856
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(c)	210	208,860
4.63%, 05/15/23 (Call 05/15/19)(c)	125	125,033
TEGNA Inc.
4.88%, 09/15/21 (Call 09/15/19)(c)	75	74,613
5.13%, 07/15/20 (Call 07/15/19)	150	150,567
6.38%, 10/15/23 (Call 10/15/19)	150	152,656
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	460	463,160
4.13%, 02/15/21 (Call 11/15/20)	50	50,380
5.00%, 02/01/20	475	482,472
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	200	230,422
Tribune Media Co., 5.88%, 07/15/22 (Call 07/15/19)	250	254,332
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/19)(c)	250	233,345
6.75%, 09/15/22 (Call 09/15/19)(c)	174	175,058
Urban One Inc., 7.38%, 04/15/22 (Call 04/15/19)(c)	75	72,188
Viacom Inc.
3.88%, 12/15/21	120	120,964
5.88%, 02/28/57 (Call 02/28/22)(a)(b)	150	144,335
Videotron Ltd., 5.00%, 07/15/22	200	205,574
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	200	201,690
Walt Disney Co. (The)
2.15%, 09/17/20	300	297,282
2.30%, 02/12/21	393	390,941
2.35%, 12/01/22	451	443,130
2.45%, 03/04/22	125	123,689
2.55%, 02/15/22	8	7,936
3.75%, 06/01/21(d)	75	76,649
Warner Media LLC
3.40%, 06/15/22	50	50,103
4.00%, 01/15/22	275	280,228
4.70%, 01/15/21	335	344,909
4.75%, 03/29/21	235	242,616

		20,012,177

113

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Metal Fabricate & Hardware — 0.0%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(c)	$200	$202,500
MCC Holding Hong Kong Corp. Ltd., 2.95%, 05/31/20(e)	200	197,720
Precision Castparts Corp., 2.25%, 06/15/20 (Call 05/15/20)	300	297,129
TMK OAO Via TMK Capital SA, 6.75%, 04/03/20(e)	200	203,032

		900,381

Mining — 0.5%
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(c)	100	103,801
ALROSA Finance SA, 7.75%, 11/03/20(e)	200	211,376
Anglo American Capital PLC, 3.75%, 04/10/22(c)	230	227,962
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	240	245,647
5.38%, 04/15/20	341	346,166
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/19)(c)	125	122,423
Barrick Gold Corp., 3.85%, 04/01/22	75	75,917
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	435	433,264
6.25%, 10/19/75 (Call 10/19/20)(a)(b)(c)	250	259,087
Century Aluminum Co., 7.50%, 06/01/21 (Call 06/01/19)(c)	50	49,907
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(b)(e)(g)	300	282,066
Chinalco Capital Holdings Ltd.
4.00%, 08/25/21(e)	200	194,862
4.25%, 04/21/22(e)	200	192,756
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22(c)	600	595,374
3.88%, 11/03/21(c)	200	204,534
Eldorado Gold Corp., 6.13%, 12/15/20 (Call 03/04/19)(c)	150	142,877
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/19)(c)(d)	150	128,222
First Quantum Minerals Ltd., 7.25%, 05/15/22 (Call 05/15/19)(e)	400	394,356
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(c)	150	149,755
5.13%, 03/15/23 (Call 12/15/22)(c)	135	134,259
Freeport-McMoRan Inc.
3.10%, 03/15/20	100	99,179
3.55%, 03/01/22 (Call 12/01/21)	400	387,976
3.88%, 03/15/23 (Call 12/15/22)	450	429,466
4.00%, 11/14/21	150	148,881
6.88%, 02/15/23 (Call 02/15/20)	200	209,984
Fresnillo PLC, 5.50%, 11/13/23(e)	400	414,416
Glencore Finance Canada Ltd.
4.25%, 10/25/22(c)	387	393,900
4.95%, 11/15/21(c)	50	51,496
Glencore Funding LLC
2.88%, 04/16/20(c)	100	98,995
3.00%, 10/27/22 (Call 09/27/22)(c)	180	174,793
4.13%, 05/30/23(c)	400	403,432
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	325	326,046
Hecla Mining Co., 6.88%, 05/01/21 (Call 05/01/19)	150	150,054
Hudbay Minerals Inc., 7.25%, 01/15/23 (Call 07/15/19)(c)	100	102,575
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23(e)	300	318,264
International Wire Group Inc., 10.75%, 08/01/21 (Call 08/01/19)(c)	25	22,434
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/19)(c)	100	103,265
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	150	154,495
Minmetals Bounteous Finance BVI Ltd., 3.13%, 07/27/21(e)	400	393,624

Security	Par (000)	Value

Mining (continued)
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(e)	$400	$389,816
4.10%, 04/11/23(e)	200	194,480
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 5.55%, 10/28/20(e)	200	204,038
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/19)(c)	50	49,889
New Gold Inc., 6.25%, 11/15/22 (Call 11/15/19)(c)	100	92,259
Newcrest Finance Pty Ltd., 4.20%, 10/01/22(c)	250	252,175
Newmont Mining Corp., 3.50%, 03/15/22 (Call 12/15/21)	325	326,033
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(c)	150	149,498
Petra Diamonds U.S. Treasury PLC, 7.25%, 05/01/22 (Call 05/01/19)(e)	200	188,250
Petropavlovsk 2016 Ltd., 8.13%, 11/14/22 (Call 08/14/22)(e)	400	353,140
Polyus Finance PLC, 5.25%, 02/07/23(e)	200	198,330
Southern Copper Corp., 3.50%, 11/08/22	50	49,713
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/19)(c)	35	31,028
Teck Resources Ltd., 3.75%, 02/01/23 (Call 01/11/22)	50	48,989
Vedanta Resources PLC
7.13%, 05/31/23(e)	200	195,044
8.25%, 06/07/21(e)	300	310,557

		11,911,125

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 03/01/19)	200	201,360
Pitney Bowes Inc.
3.88%, 09/15/20	50	49,225
3.88%, 10/01/21 (Call 09/01/21)	125	122,256
4.38%, 05/15/22 (Call 04/15/22)	175	163,910
4.70%, 04/01/23 (Call 03/01/23)	50	46,075
Xerox Corp.
2.75%, 09/01/20	83	80,803
3.63%, 03/15/23 (Call 02/15/23)	500	475,500

		1,139,129

Oil & Gas — 2.3%
Aker BP ASA, 6.00%, 07/01/22 (Call 07/01/19)(c)	150	153,514
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	375	385,357
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/19)	250	250,527
5.38%, 11/01/21 (Call 11/01/19)	200	201,268
5.63%, 06/01/23 (Call 06/01/19)	200	202,292
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)(d)	40	38,297
3.25%, 04/15/22 (Call 01/15/22)	117	115,908
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(c)	209	223,354
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 02/24/19)(c)	75	71,480
Baytex Energy Corp., 5.13%, 06/01/21 (Call 06/01/19)(c)	100	98,500
BG Energy Capital PLC, 4.00%, 10/15/21(c)	200	203,712
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	236	230,751
2.52%, 09/19/22 (Call 08/19/22)	66	64,697
2.75%, 05/10/23	425	418,748
3.25%, 05/06/22	466	468,992
4.50%, 10/01/20	190	195,022
4.74%, 03/11/21	500	519,190

114

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.32%, 02/13/20	$685	$681,404
2.50%, 11/06/22	250	245,900
3.06%, 03/17/22	58	58,086
3.56%, 11/01/21	365	371,030
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(c)	175	166,852
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/19)(c)(d)	475	383,862
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/19)(d)	175	163,914
7.63%, 01/15/22 (Call 01/15/20)	125	114,933
7.75%, 04/15/23 (Call 04/15/19)(d)	50	43,816
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	250	244,185
3.45%, 11/15/21 (Call 08/15/21)	190	190,011
Canadian Oil Sands Ltd., 4.50%, 04/01/22(c)	100	101,800
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 04/15/19)(d)	125	123,513
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/19)(d)	100	94,903
5.38%, 06/15/21 (Call 06/15/19)	50	48,487
5.75%, 03/15/23	50	46,930
6.13%, 02/15/21	125	125,360
6.63%, 08/15/20(d)	150	151,267
6.88%, 11/15/20	36	36,705
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	1,010	1,002,758
1.99%, 03/03/20	350	347,483
2.10%, 05/16/21 (Call 04/15/21)	675	666,198
2.36%, 12/05/22 (Call 09/05/22)	90	88,671
2.42%, 11/17/20 (Call 10/17/20)	575	572,562
2.50%, 03/03/22 (Call 02/03/22)	50	49,632
2.57%, 05/16/23 (Call 03/16/23)	25	24,693
3.19%, 06/24/23 (Call 03/24/23)	550	556,941
Citgo Holding Inc., 10.75%, 02/15/20(e)	100	101,759
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 08/15/19)(c)	50	49,266
CNOOC Finance 2011 Ltd., 4.25%, 01/26/21(c)	400	406,660
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(c)	500	506,140
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,200	1,172,712
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	200	198,640
CNPC General Capital Ltd., 3.40%, 04/16/23(e)	200	199,026
CNPC HK Overseas Capital Ltd., 4.50%, 04/28/21(c)	346	354,294
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/15/19)	350	348,379
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	350	356,440
5.00%, 09/15/22 (Call 03/15/19)	360	361,804
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 11/01/19)	150	150,636
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/20)	150	101,778
5.50%, 05/01/22 (Call 05/01/19)(d)	50	36,490
9.00%, 05/15/21 (Call 12/15/19)(c)	125	123,828
9.25%, 03/31/22 (Call 03/31/19)(c)	89	87,443
Devon Energy Corp., 3.25%, 05/15/22 (Call 02/15/22)	804	794,223
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(c)	200	209,658
Eclipse Resources Corp., 8.88%, 07/15/23 (Call 07/15/19)	150	137,250
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	100	100,282
Eni SpA, Series X-R, 4.00%, 09/12/23(c)	200	201,022

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	$100	$99,388
2.63%, 03/15/23 (Call 12/15/22)	160	157,061
4.10%, 02/01/21	322	328,717
EP Energy LLC/Everest Acquisition Finance Inc., 9.38%, 05/01/24 (Call 05/01/20)(c)	150	79,964
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	193	188,584
3.00%, 10/01/22 (Call 09/01/22)	255	244,841
4.88%, 11/15/21	52	53,019
Equinor ASA
2.45%, 01/17/23	370	365,268
2.75%, 11/10/21	405	404,895
2.90%, 11/08/20	690	691,884
3.15%, 01/23/22	450	456,660
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	700	694,743
2.22%, 03/01/21 (Call 02/01/21)	1,510	1,498,917
2.40%, 03/06/22 (Call 01/06/22)	235	233,428
2.73%, 03/01/23 (Call 01/01/23)	50	50,104
Gazprom OAO Via Gaz Capital SA
3.85%, 02/06/20(e)	200	200,396
4.95%, 07/19/22(e)	400	408,288
6.00%, 01/23/21(e)	200	207,740
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 03/31/19)(c)	70	62,686
Gulfport Energy Corp., 6.63%, 05/01/23 (Call 05/01/19)	100	98,685
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(e)	200	206,076
HighPoint Operating Corp., 7.00%, 10/15/22 (Call 10/15/19)(d)	75	71,582
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 04/01/19)	50	5,875
9.25%, 03/15/23 (Call 03/15/20)(c)	100	77,930
KazMunayGas National Co. JSC
3.88%, 04/19/22(e)	200	199,674
4.40%, 04/30/23(e)	210	212,161
Korea National Oil Corp., 2.00%, 10/24/21(c)	200	193,386
Kosmos Energy Ltd., 7.88%, 08/01/21(c)	200	200,116
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/20)(d)	125	120,646
6.25%, 03/15/23 (Call 03/15/19)	75	71,681
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(c)	75	70,894
Lukoil International Finance BV
4.56%, 04/24/23(e)	400	399,832
6.13%, 11/09/20(e)	500	516,620
6.66%, 06/07/22(e)	200	213,530
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	246	238,615
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	190	190,790
5.13%, 03/01/21	131	135,898
5.38%, 10/01/22 (Call 10/01/19)(c)	225	227,677
MEG Energy Corp., 6.38%, 01/30/23 (Call 07/30/19)(c)	175	154,905
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	150	147,078
4.45%, 12/01/22 (Call 09/01/22)	125	122,649
Nabors Industries Inc.
4.63%, 09/15/21	150	143,017
5.00%, 09/15/20	150	148,503

115

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.10%, 09/15/23 (Call 06/15/23)	$75	$65,168
5.50%, 01/15/23 (Call 11/15/22)(d)	150	136,670
Newfield Exploration Co., 5.75%, 01/30/22	150	155,974
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	585	592,675
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/19)(e)	200	131,626
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/19)	167	166,098
6.88%, 01/15/23 (Call 07/15/19)	150	148,321
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	135	133,335
2.70%, 02/15/23 (Call 08/15/22)	50	49,364
3.13%, 02/15/22 (Call 11/15/21)	365	366,989
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	400	408,840
ONGC Videsh Vankorneft Pte Ltd., 2.88%, 01/27/22(e)	400	387,504
Pacific Drilling SA, 8.38%, 10/01/23(c)	165	163,749
Pan American Energy LLC/Argentina, 7.88%, 05/07/21(d)(e)	100	102,255
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 11/15/19)	100	100,376
Pertamina Persero PT
4.30%, 05/20/23(e)	400	406,660
4.88%, 05/03/22(e)	400	413,240
Petrobras Global Finance BV
4.38%, 05/20/23	1,050	1,047,196
5.38%, 01/27/21	402	413,634
6.13%, 01/17/22	603	633,234
8.38%, 05/23/21	316	347,246
Petroleos Mexicanos
3.50%, 01/30/23	1,200	1,099,440
4.88%, 01/24/22	1,000	975,100
5.38%, 03/13/22	300	296,385
5.50%, 01/21/21	1,120	1,126,115
6.00%, 03/05/20	108	110,068
6.42%, 03/11/22, (3 mo. LIBOR US + 3.650%)(b)	15	15,142
Petronas Capital Ltd., 3.13%, 03/18/22(e)	900	897,174
Petronas Global Sukuk Ltd., 2.71%, 03/18/20(e)	1,100	1,093,917
Phillips 66, 4.30%, 04/01/22	425	440,606
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	90	90,228
3.95%, 07/15/22 (Call 04/15/22)	165	167,534
Precision Drilling Corp.
6.50%, 12/15/21 (Call 12/15/19)	43	41,213
7.75%, 12/15/23 (Call 12/15/19)	75	72,636
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	150	144,874
5.38%, 10/01/22 (Call 07/01/22)	100	98,434
6.88%, 03/01/21	75	77,659
Range Resources Corp.
5.00%, 08/15/22 (Call 05/15/22)	150	145,908
5.00%, 03/15/23 (Call 12/15/22)(d)	150	142,596
5.75%, 06/01/21 (Call 03/01/21)	100	100,597
5.88%, 07/01/22 (Call 04/01/22)	50	50,074
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 09/30/19(c)	250	255,647
Reliance Holdings USA Inc., 5.40%, 02/14/22(e)	250	260,402
Resolute Energy Corp., 8.50%, 05/01/20 (Call 03/04/19)	111	111,311
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)	150	132,912
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 07/31/19)(c)(d)	125	43,026
7.38%, 11/01/21 (Call 07/31/19)(c)(d)	140	48,201

Security	Par (000)	Value

Oil & Gas (continued)
8.00%, 06/15/20 (Call 06/15/19)(c)	$50	$44,500
13.00%, 11/30/20 (Call 11/30/19)(c)	111	114,592
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/19)	225	40,028
7.25%, 02/15/23 (Call 02/15/20)(c)(d)	150	126,876
7.75%, 06/15/21 (Call 06/15/19)	145	28,275
Seven Generations Energy Ltd., 6.75%, 05/01/23 (Call 05/01/19)(c)	85	86,608
Shell International Finance BV
1.75%, 09/12/21	600	585,252
1.88%, 05/10/21	875	858,594
2.13%, 05/11/20	450	447,061
2.25%, 11/10/20	230	228,328
2.38%, 08/21/22	115	113,583
3.50%, 11/13/23 (Call 10/13/23)	300	307,695
4.38%, 03/25/20	150	152,853
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(e)	200	206,738
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20(e)	1,000	991,900
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(e)	200	192,952
2.75%, 05/03/21(e)	200	197,452
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(e)	800	774,160
3.00%, 04/12/22(e)	700	690,270
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/19)	125	118,440
6.13%, 11/15/22 (Call 11/15/19)	100	100,203
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/20)	225	224,269
Tapstone Energy LLC/Tapstone Energy Finance Corp., 9.75%, 06/01/22 (Call 05/02/20)(c)	50	41,872
Teine Energy Ltd., 6.88%, 09/30/22 (Call 09/30/19)(c)	100	99,448
Total Capital Canada Ltd., 2.75%, 07/15/23	200	198,386
Total Capital International SA
2.70%, 01/25/23	300	297,903
2.75%, 06/19/21	300	300,243
2.88%, 02/17/22	275	276,163
Total Capital SA
4.13%, 01/28/21	115	118,110
4.45%, 06/24/20	100	102,367
Transocean Inc.
8.38%, 12/15/21	100	103,753
9.00%, 07/15/23 (Call 07/15/20)(c)	275	286,679
Tullow Oil PLC, 6.25%, 04/15/22 (Call 04/15/19)(c)	200	197,162
Ultra Resources Inc., 6.88%, 04/15/22 (Call 04/15/19)(c)(d)	175	69,843
Unit Corp., 6.63%, 05/15/21 (Call 05/15/19)	150	141,876
Valero Energy Corp., 6.13%, 02/01/20	175	179,926
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(c)	100	101,177
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(c)	150	124,412
9.75%, 04/15/23 (Call 10/15/20)(c)	75	62,596
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(c)	170	165,075
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	200	200,770
6.25%, 04/01/23 (Call 01/01/23)(d)	100	98,983

116

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	$151	$153,839
8.25%, 08/01/23 (Call 06/01/23)	100	111,385
YPF SA, 8.50%, 03/23/21(d)(e)	150	152,629

		51,758,217

Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 04/01/21 (Call 04/01/19)	100	98,829
6.00%, 10/01/22 (Call 04/01/19)	50	48,912
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	50	49,966
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	130	126,950
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(c)	125	107,120
Bristow Group Inc.
6.25%, 10/15/22 (Call 10/15/19)(d)	75	34,792
8.75%, 03/01/23 (Call 03/01/20)(c)	100	83,629
COSL Finance BVI Ltd., 3.25%, 09/06/22(c)	200	195,702
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 10/01/19)	100	88,460
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	225	227,090
KCA Deutag UK Finance PLC
7.25%, 05/15/21 (Call 05/15/19)(c)	200	158,000
9.88%, 04/01/22 (Call 04/01/20)(c)	200	157,950
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	160	153,885
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(c)	100	100,250
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20(c)	426	418,796
2.65%, 11/20/22 (Call 10/20/22)(c)	250	245,512
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)(c)	545	543,201
3.63%, 12/21/22 (Call 10/21/22)(c)	216	217,290
Schlumberger Investment SA, 3.30%, 09/14/21 (Call 06/14/21)(c)	150	150,391
Schlumberger Oilfield UK PLC, 4.20%, 01/15/21 (Call 10/15/20)(c)	500	507,160
SESI LLC, 7.13%, 12/15/21 (Call 12/15/19)	148	131,551
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	24,736
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(d)	125	79,375
5.13%, 09/15/20(d)	75	57,581
7.75%, 06/15/21 (Call 05/15/21)(d)	220	187,614
8.25%, 06/15/23 (Call 03/15/23)	150	96,050

		4,290,792

Packaging & Containers — 0.2%
ARD Finance SA (7.88% PIK), 7.13%, 09/15/23 (Call 09/15/19)(f)	200	192,844
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(c)	200	198,012
4.63%, 05/15/23 (Call 05/15/19)(c)	200	200,702
Ball Corp.
4.00%, 11/15/23	225	225,711
4.38%, 12/15/20	127	128,754
5.00%, 03/15/22	150	154,926
Berry Global Inc.
5.13%, 07/15/23 (Call 07/15/19)	150	150,406
5.50%, 05/15/22 (Call 05/15/19)	175	176,015

Security	Par (000)	Value

Packaging & Containers (continued)
6.00%, 10/15/22 (Call 10/15/19)	$91	$93,085
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	220	220,640
Graphic Packaging International LLC
4.75%, 04/15/21 (Call 01/15/21)	100	101,162
4.88%, 11/15/22 (Call 08/15/22)	100	101,111
Multi-Color Corp., 6.13%, 12/01/22 (Call 12/01/19)(c)	50	50,428
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(c)	50	48,340
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(c)	125	126,342
5.88%, 08/15/23(c)	150	155,565
Packaging Corp. of America
2.45%, 12/15/20	200	197,258
3.90%, 06/15/22 (Call 03/15/22)	100	101,386
4.50%, 11/01/23 (Call 08/01/23)	75	77,513
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(c)	400	401,048
5.75%, 10/15/20 (Call 10/15/19)	678	680,872
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(c)	125	126,419
5.25%, 04/01/23 (Call 01/01/23)(c)	100	102,015
6.50%, 12/01/20 (Call 09/01/20)(c)	75	78,136
Silgan Holdings Inc., 5.50%, 02/01/22 (Call 08/01/19)	100	100,509
W/S Packaging Holdings Inc., 9.00%, 04/15/23 (Call 04/15/20)(c)	50	50,373
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	300	301,692

		4,541,264

Pharmaceuticals — 1.5%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	640	628,691
2.50%, 05/14/20 (Call 04/14/20)	1,187	1,179,035
2.85%, 05/14/23 (Call 03/14/23)	450	440,086
2.90%, 11/06/22	340	335,662
3.20%, 11/06/22 (Call 09/06/22)	125	124,729
3.38%, 11/14/21	195	196,336
3.75%, 11/14/23 (Call 10/14/23)	250	252,932
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	193	190,970
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,220	1,219,061
3.45%, 03/15/22 (Call 01/15/22)	1,445	1,441,532
Allergan Inc./U.S., 3.38%, 09/15/20	150	150,266
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(c)	250	259,460
AstraZeneca PLC
2.38%, 11/16/20	175	173,135
2.38%, 06/12/22 (Call 05/12/22)	560	545,546
3.50%, 08/17/23 (Call 07/17/23)	150	151,130
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/01/19)(c)	250	243,092
5.63%, 12/01/21 (Call 03/04/19)(c)	175	175,044
5.88%, 05/15/23 (Call 05/15/19)(c)	700	685,034
6.50%, 03/15/22 (Call 03/15/19)(c)	270	279,015
Bayer U.S. Finance II LLC
3.50%, 06/25/21 (Call 05/25/21)(c)	500	499,205
3.88%, 12/15/23 (Call 11/15/23)(c)	600	599,226
BioScrip Inc., 8.88%, 02/15/21 (Call 02/15/19)	27	26,046
Bristol-Myers Squibb Co., 2.00%, 08/01/22	118	114,250
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	621	601,395
3.20%, 03/15/23	25	24,439

117

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp.
3.20%, 09/17/20(c)	$260	$260,208
3.40%, 09/17/21(c)	555	557,264
3.75%, 07/15/23 (Call 06/15/23)(c)	665	673,698
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	1,155	1,126,841
2.75%, 12/01/22 (Call 09/01/22)	265	259,273
2.80%, 07/20/20 (Call 06/20/20)	1,125	1,120,410
3.13%, 03/09/20	200	200,178
3.35%, 03/09/21	50	50,212
3.50%, 07/20/22 (Call 05/20/22)	684	690,505
3.70%, 03/09/23 (Call 02/09/23)	1,150	1,159,947
Elanco Animal Health Inc.
3.91%, 08/27/21(c)	75	75,321
4.27%, 08/28/23 (Call 07/28/23)(c)	210	212,814
Eli Lilly & Co., 2.35%, 05/15/22	223	219,793
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)(c)	100	99,077
2.95%, 03/19/22 (Call 01/19/22)(c)	175	173,052
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 07/15/19)(c)	325	265,869
Endo Finance LLC, 5.75%, 01/15/22 (Call 01/15/20)(c)	175	159,854
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/19)(c)	200	163,220
7.25%, 01/15/22 (Call 07/15/19)(c)	125	117,724
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	100	97,931
3.05%, 11/30/22 (Call 10/30/22)	372	366,885
3.30%, 02/25/21 (Call 01/25/21)	35	35,040
3.90%, 02/15/22	6	6,086
4.75%, 11/15/21	300	311,547
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	250	247,742
3.38%, 05/15/23	275	278,960
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	283	283,108
3.13%, 05/14/21	250	251,880
Horizon Pharma USA Inc., 6.63%, 05/01/23 (Call 05/01/19)	200	198,944
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	766	752,932
1.95%, 11/10/20	103	101,887
2.05%, 03/01/23 (Call 01/01/23)	115	112,172
2.25%, 03/03/22 (Call 02/03/22)	78	77,199
2.45%, 12/05/21	10	9,988
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	200	193,928
3.65%, 11/30/20	250	251,617
Mead Johnson Nutrition Co., 3.00%, 11/15/20	255	254,977
Merck & Co. Inc.
1.85%, 02/10/20	150	148,805
2.35%, 02/10/22	200	198,128
2.40%, 09/15/22 (Call 03/15/22)	150	148,703
2.80%, 05/18/23	380	379,886
3.88%, 01/15/21 (Call 10/15/20)	245	250,089
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	710	697,113
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	1,030	1,016,116
2.40%, 09/21/22	150	147,831
Owens & Minor Inc., 3.88%, 09/15/21	75	65,005

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
1.95%, 06/03/21	$250	$246,845
2.20%, 12/15/21	279	275,504
3.00%, 09/15/21	250	252,417
3.20%, 09/15/23 (Call 08/15/23)	300	304,830
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	250	253,630
4.00%, 03/29/21	637	653,785
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	1,825	1,778,973
Takeda Pharmaceutical Co. Ltd.
3.80%, 11/26/20(c)	500	505,180
4.40%, 11/26/23 (Call 10/26/23)(c)	1,000	1,030,810
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	108	100,995
Series 2, 3.65%, 11/10/21	250	243,327
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	250	241,560
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	855	807,693
2.80%, 07/21/23	336	302,313
Zoetis Inc.
3.25%, 08/20/21	95	95,018
3.25%, 02/01/23 (Call 11/01/22)	325	323,329
3.45%, 11/13/20 (Call 10/13/20)	160	160,862

		32,582,147

Pipelines — 0.7%
American Midstream Partners LP/American Midstream
Finance Corp., 9.50%, 12/15/21 (Call 12/15/19)(c)	150	139,500
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/01/22 (Call 11/01/22)	16	15,810
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/19)(c)	200	202,006
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	54	51,979
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	200	197,950
4.88%, 02/01/21 (Call 11/01/20)	50	50,876
6.38%, 01/22/78 (Call 01/22/23)(a)(b)	100	84,896
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	400	400,060
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 04/01/19)	150	151,265
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	100	97,876
4.75%, 09/30/21 (Call 06/30/21)(c)	125	125,886
4.95%, 04/01/22 (Call 01/01/22)	100	101,034
5.35%, 03/15/20(c)	115	116,804
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	58	48,723
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	185	188,106
5.20%, 03/15/20	50	51,168
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	205	200,849
Energy Transfer LP
4.25%, 03/15/23 (Call 12/15/22)	300	303,045
5.88%, 01/15/24 (Call 10/15/23)	75	79,736
7.50%, 10/15/20	150	159,186
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	200	198,446
4.15%, 10/01/20 (Call 08/01/20)	445	449,646
4.65%, 06/01/21 (Call 03/01/21)	175	178,692

118

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 02/01/22 (Call 11/01/21)	$125	$129,784
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	500	505,495
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	250	257,270
5.88%, 03/01/22 (Call 01/01/22)	410	434,604
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	460	458,174
3.35%, 03/15/23 (Call 12/15/22)	50	50,158
3.50%, 02/01/22	200	201,990
4.05%, 02/15/22	125	128,148
5.20%, 09/01/20	110	113,660
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)(b)	250	222,767
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	275	278,308
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/19)	100	96,263
6.75%, 08/01/22 (Call 08/01/19)	225	226,181
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	99,530
3.50%, 03/01/21 (Call 01/01/21)	550	551,765
3.50%, 09/01/23 (Call 06/01/23)	50	49,788
3.95%, 09/01/22 (Call 06/01/22)	100	101,384
5.00%, 10/01/21 (Call 07/01/21)	315	326,217
5.30%, 09/15/20	75	77,375
6.85%, 02/15/20	150	155,352
Kinder Morgan Inc./DE, 3.15%, 01/15/23 (Call 12/15/22)	550	542,795
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 02/15/19)	95	92,134
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	175	173,575
4.50%, 07/15/23 (Call 04/15/23)	360	370,847
NGPL PipeCo LLC, 4.38%, 08/15/22 (Call 05/15/22)(c)	165	166,251
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	50	48,846
4.80%, 09/01/20	100	100,626
6.75%, 02/01/21	75	77,128
ONEOK Inc., 4.25%, 02/01/22 (Call 11/02/21)	267	271,240
ONEOK Partners LP, 3.38%, 10/01/22 (Call 04/01/22)	560	559,401
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/19)	135	137,786
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	75	74,509
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	58	57,572
3.85%, 10/15/23 (Call 07/15/23)	200	197,612
5.00%, 02/01/21 (Call 11/01/20)	155	158,405
Rockies Express Pipeline LLC, 5.63%, 04/15/20(c)	150	152,604
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	500	517,580
5.63%, 04/15/23 (Call 01/15/23)	325	344,851
6.25%, 03/15/22 (Call 12/15/21)	300	319,578
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 07/15/19)	100	94,946
5.63%, 11/15/23 (Call 05/15/19)	100	92,964
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	175	179,084
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22 (Call 08/15/19)	75	72,558
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	260	264,225

Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(c)	$100	$99,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/19)	125	120,653
5.25%, 05/01/23 (Call 11/01/19)	150	150,515
TransCanada PipeLines Ltd.
2.50%, 08/01/22	142	138,355
3.75%, 10/16/23 (Call 07/16/23)	50	50,928
3.80%, 10/01/20	250	252,982
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	350	350,934
5.38%, 06/01/21 (Call 03/01/21)	25	25,816
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	200	198,270
3.60%, 03/15/22 (Call 01/15/22)	499	499,304
3.70%, 01/15/23 (Call 10/15/22)	150	149,963
4.00%, 11/15/21 (Call 08/15/21)	110	111,640
5.25%, 03/15/20	325	332,546
7.88%, 09/01/21	850	935,501

		16,542,026

Real Estate — 0.7%
Agile Group Holdings Ltd.
8.50%, 07/18/21 (Call 07/18/20)(e)	400	417,632
9.00%, 05/21/20 (Call 05/21/19)(e)	200	207,508
Alpha Star Holding III Ltd., 6.25%, 04/20/22(e)	400	354,860
Central Plaza Development Ltd., 3.88%, 01/30/21(e)	400	390,408
CFLD Cayman Investment Ltd., 6.50%, 12/21/20(e)	200	187,958
China Aoyuan Group Ltd., 7.95%, 09/07/21 (Call 09/07/20)(e)	200	203,832
China Evergrande Group
6.25%, 06/28/21(e)	211	197,669
7.50%, 06/28/23 (Call 06/28/20)(e)	420	377,803
8.25%, 03/23/22 (Call 03/23/20)(e)	400	379,220
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20(e)	100	103,009
China Overseas Finance Cayman V Ltd., Series A, 3.95%, 11/15/22(e)	800	802,672
China SCE Group Holdings Ltd., 5.88%, 03/10/22 (Call 03/10/20)(e)	200	189,424
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22 (Call 01/23/20)(e)	400	380,664
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(e)	300	283,884
4.75%, 01/17/23 (Call 01/17/21)(e)	200	185,412
4.75%, 09/28/23 (Call 09/28/20)(e)	200	182,000
7.25%, 04/04/21 (Call 10/04/19)(e)	200	202,576
7.50%, 03/09/20 (Call 03/09/19)(e)	200	204,240
8.00%, 01/27/24 (Call 09/27/21)(e)	200	202,572
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/22(e)	200	189,712
Easy Tactic Ltd.
5.75%, 01/13/22 (Call 01/13/20)(e)	200	188,812
5.88%, 02/13/23 (Call 11/17/20)(e)	200	182,898
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(e)	700	576,093
Fantasia Holdings Group Co. Ltd., 7.38%, 10/04/21 (Call 10/04/19)(e)	200	163,076
Franshion Brilliant Ltd., 5.75%, (Call 01/17/22), (5 year USD Swap + 3.859%)(b)(e)(g)	200	180,004
Greentown China Holdings Ltd., 5.88%, 08/11/20 (Call 08/11/19)(e)	200	200,570

119

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(e)	$400	$413,728
Kaisa Group Holdings Ltd., 8.50%, 06/30/22 (Call 06/30/20)(e)	450	370,030
KWG Group Holdings Ltd., 6.00%, 09/15/22 (Call 03/15/20)(e)	200	189,604
Leading Affluence Ltd., 4.50%, 01/24/23(e)	200	192,574
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(c)	200	196,572
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(c)	125	124,649
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(c)	750	744,847
Poly Real Estate Finance Ltd., 3.95%, 02/05/23(e)	400	390,484
Qatari Diar Finance Co., 5.00%, 07/21/20(c)	300	306,558
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(c)(d)	125	113,759
5.25%, 12/01/21 (Call 12/01/19)(c)(d)	110	110,110
Ronshine China Holdings Ltd., 8.25%, 02/01/21(e)	200	198,084
Scenery Journey Ltd.
13.00%, 11/06/22 (Call 11/06/20)(e)	200	212,128
13.75%, 11/06/23 (Call 11/06/21)(e)	200	212,468
Shimao Property Holdings Ltd.
6.38%, 10/15/21 (Call 10/15/20)(e)	400	407,908
8.38%, 02/10/22 (Call 02/10/19)(e)	600	626,958
Shui On Development Holding Ltd., 6.40%, (Call 06/15/22), (5 year CMT + 7.627%)(b)(e)(g)	200	189,854
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(e)	250	245,260
Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20(c)	500	508,355
Sino-Ocean Land Treasure Finance II Ltd., 4.45%, 02/04/20(e)	200	199,658
Sino-Ocean Land Treasure IV Ltd., 5.04%, 07/31/21, (3 mo. LIBOR US + 2.3%)(b)(e)	400	400,232
Sun Hung Kai Properties Capital Market Ltd.
3.38%, 02/25/24 (Call 02/25/19)(a)(b)(e)	200	200,854
3.63%, 01/16/23(e)	400	403,848
Sunac China Holdings Ltd.
7.35%, 07/19/21 (Call 07/19/20)(e)	200	199,498
7.95%, 08/08/22 (Call 08/08/20)(e)	200	198,864
Times China Holdings Ltd., 6.25%, 01/17/21 (Call 01/31/20)(e)	200	197,298
Vanke Real Estate Hong Kong Co. Ltd., 4.15%, 04/18/23(e)	400	397,336
Yuzhou Properties Co. Ltd., 7.90%, 05/11/21 (Call 05/11/20)(e)	200	202,970

		15,288,996

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	42	42,393
4.00%, 01/15/24 (Call 12/15/23)	250	253,140
4.60%, 04/01/22 (Call 01/01/22)	100	103,248
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20 (Call 09/01/20)	25	24,928
American Tower Corp.
2.25%, 01/15/22	387	374,125
2.80%, 06/01/20 (Call 05/01/20)	300	298,860
3.00%, 06/15/23	200	195,488
3.30%, 02/15/21 (Call 01/15/21)	210	209,979
3.45%, 09/15/21	25	25,047
3.50%, 01/31/23	300	298,992
4.70%, 03/15/22	200	206,722
5.90%, 11/01/21	50	53,082

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	$450	$455,733
4.13%, 05/15/21 (Call 02/15/21)	190	192,783
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)	250	242,315
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(d)	100	84,003
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	290	291,157
CoreCivic Inc.
4.13%, 04/01/20 (Call 01/01/20)	100	99,812
4.63%, 05/01/23 (Call 02/01/23)	75	70,349
5.00%, 10/15/22 (Call 07/15/22)	45	43,440
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)	200	198,602
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	325	315,809
3.15%, 07/15/23 (Call 06/15/23)	250	244,542
3.40%, 02/15/21 (Call 01/15/21)	225	225,115
4.88%, 04/15/22	250	259,622
5.25%, 01/15/23	315	332,372
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	190	190,294
3.63%, 10/01/22 (Call 07/01/22)	225	223,940
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	75	77,513
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	285	299,381
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/20)	205	208,885
5.38%, 04/01/23 (Call 04/01/19)	219	222,688
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	402	417,252
4.75%, 07/15/20 (Call 04/15/20)	233	237,530
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	250	245,842
GEO Group Inc. (The), 5.88%, 01/15/22 (Call 01/15/20)	73	71,259
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	50	50,286
4.88%, 11/01/20 (Call 08/01/20)	295	299,511
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	258	256,777
4.00%, 12/01/22 (Call 10/01/22)	575	576,524
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)	25	24,376
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	50	50,093
5.00%, 08/15/22 (Call 02/15/22)	325	330,970
Host Hotels & Resorts LP
5.25%, 03/15/22 (Call 12/15/21)	100	103,403
Series C, 4.75%, 03/01/23 (Call 12/01/22)	250	255,890
Series D, 3.75%, 10/15/23 (Call 07/15/22)	44	43,048
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/19)(c)	100	99,762
6.00%, 08/15/23 (Call 08/15/19)	150	154,176
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	95	94,588
5.25%, 09/15/22 (Call 09/15/19)	100	98,599
6.00%, 04/01/22 (Call 04/01/19)	100	99,400
6.50%, 07/01/21 (Call 07/01/19)	100	101,414
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	20	20,038
Kimco Realty Corp., 3.20%, 05/01/21 (Call 03/01/21)	325	322,790

120

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	$50	$43,170
4.50%, 04/18/22 (Call 01/18/22)	75	68,709
Office Properties Income Trust
3.60%, 02/01/20 (Call 01/01/20)	75	74,454
4.00%, 07/15/22 (Call 06/15/22)	100	98,264
4.15%, 02/01/22 (Call 12/01/21)	75	74,273
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	50	50,185
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	385	374,035
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	500	501,355
4.65%, 08/01/23 (Call 05/01/23)	70	73,583
RHP Hotel Properties LP/RHP Finance Corp.
5.00%, 04/15/21 (Call 04/15/19)	100	100,129
5.00%, 04/15/23 (Call 04/15/19)	100	100,500
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 02/01/19)	530	535,793
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	175	173,341
4.88%, 07/15/22 (Call 07/15/19)	150	152,095
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	50	48,798
2.50%, 07/15/21 (Call 04/15/21)	350	345,495
2.63%, 06/15/22 (Call 03/15/22)	450	439,326
2.75%, 02/01/23 (Call 12/01/22)	70	68,592
2.75%, 06/01/23 (Call 03/01/23)	25	24,453
3.38%, 03/15/22 (Call 12/15/21)	75	75,341
4.13%, 12/01/21 (Call 09/01/21)	410	420,262
4.38%, 03/01/21 (Call 12/01/20)	452	462,437
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	83	80,484
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	130	128,021
5.00%, 12/15/21 (Call 09/15/21)	200	202,124
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/19)(c)	125	119,194
8.25%, 10/15/23 (Call 04/15/19)	250	231,892
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	200	195,844
3.13%, 06/15/23 (Call 03/15/23)	125	122,248
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	100	99,293
3.25%, 08/15/22 (Call 05/15/22)	40	39,476
4.25%, 03/01/22 (Call 12/01/21)	25	25,405
VEREIT Operating Partnership LP, 4.13%, 06/01/21 (Call 05/01/21)	135	136,177
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	300	310,038
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	25	24,833
Welltower Inc.
3.95%, 09/01/23 (Call 08/01/23)	250	252,032
5.25%, 01/15/22 (Call 10/15/21)	25	25,996
6.13%, 04/15/20	25	25,754
Yuexiu REIT MTN Co. Ltd., 4.75%, 04/27/21(e)	200	201,598

		16,842,886

Retail — 0.7%
1011778 BC ULC/New Red Finance Inc., 4.63%, 01/15/22 (Call 10/01/19)(c)	325	325,520

Security	Par (000)	Value

Retail (continued)
Alimentation Couche-Tard Inc., 2.70%, 07/26/22 (Call 06/26/22)(c)	$100	$97,363
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	45	44,697
AutoZone Inc., 2.88%, 01/15/23 (Call 10/15/22)	175	170,992
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26(b)(e)	200	193,724
Beacon Roofing Supply Inc., 6.38%, 10/01/23 (Call 10/01/19)	50	51,500
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	30	31,222
Brinker International Inc., 3.88%, 05/15/23	23	21,690
Carrols Restaurant Group Inc., 8.00%, 05/01/22 (Call 05/01/19)	82	83,980
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(c)	85	81,393
CEC Entertainment Inc., 8.00%, 02/15/22 (Call 02/15/19)	50	44,172
Conn's Inc., 7.25%, 07/15/22 (Call 07/15/19)	75	71,375
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	89	87,961
2.30%, 05/18/22 (Call 04/18/22)	318	313,077
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	250	246,610
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	225	222,543
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/19)(c)(d)	100	100,096
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/19)(d)	100	87,718
6.75%, 01/15/22 (Call 11/15/19)(d)	125	109,371
6.75%, 06/15/23 (Call 06/15/19)(d)	100	87,313
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.63%, 06/15/20 (Call 03/25/19)	105	77,688
GameStop Corp., 6.75%, 03/15/21 (Call 03/15/19)(c)	125	125,300
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	280	290,206
Group 1 Automotive Inc.
5.00%, 06/01/22 (Call 06/01/19)	150	148,462
5.25%, 12/15/23 (Call 12/15/19)(c)	25	24,254
Guitar Center Escrow Issuer Inc., 9.50%, 10/15/21 (Call 03/15/19)(c)(d)	125	117,486
Home Depot Inc. (The)
1.80%, 06/05/20	50	49,454
2.00%, 04/01/21 (Call 03/01/21)	670	661,813
2.63%, 06/01/22 (Call 05/01/22)	500	498,565
2.70%, 04/01/23 (Call 01/01/23)	25	24,961
3.25%, 03/01/22	85	86,440
4.40%, 04/01/21 (Call 01/01/21)	60	61,853
Hot Topic Inc., 9.25%, 06/15/21 (Call 06/15/19)(c)	39	39,005
J Crew Brand LLC/J Crew Brand Corp., 13.00%, 09/15/21(c)	50	55,210
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 07/01/19)(c)	100	83,113
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(c)	75	75,643
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	140	135,983
L Brands Inc.
5.63%, 02/15/22	250	254,485
5.63%, 10/15/23	100	99,251
6.63%, 04/01/21	250	261,805
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	225	224,165
4.63%, 04/15/20 (Call 10/15/19)	175	177,340
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(d)	148	135,303
3.45%, 01/15/21 (Call 12/15/20)	50	49,753
3.88%, 01/15/22 (Call 10/15/21)	485	484,088

121

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
McDonald's Corp.
2.20%, 05/26/20 (Call 04/26/20)	$150	$149,055
2.63%, 01/15/22	522	519,025
2.75%, 12/09/20 (Call 11/09/20)	503	503,086
3.35%, 04/01/23 (Call 03/01/23)	240	242,136
3.50%, 07/15/20	10	10,103
3.63%, 05/20/21	100	101,740
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22 (Call 07/01/19)	95	95,245
Michaels Stores Inc., 5.88%, 12/15/20 (Call 03/25/19)(c)	125	125,299
Minor International PCL, 4.66%, (Call 12/04/21)(a)(b)(e)(g)	200	201,028
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 10/15/19)(c)	125	56,543
Nordstrom Inc., 4.75%, 05/01/20	165	167,462
Party City Holdings Inc., 6.13%, 08/15/23 (Call 08/15/19)(c)(d)	100	101,379
Penske Automotive Group Inc.
3.75%, 08/15/20	75	74,501
5.75%, 10/01/22 (Call 10/01/19)	125	127,006
PetSmart Inc., 7.13%, 03/15/23 (Call 03/15/19)(c)	425	266,607
PF Chang’s China Bistro Inc., 10.25%, 06/30/20 (Call 03/01/19)(c)	15	15,006
QVC Inc.
4.38%, 03/15/23	185	184,365
5.13%, 07/02/22	350	361,655
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 01/01/20)(c)	19	19,571
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/19)(c)	400	337,672
Sally Holdings LLC/Sally Capital Inc., 5.50%, 11/01/23 (Call 11/01/19)	50	49,788
Sonic Automotive Inc., 5.00%, 05/15/23 (Call 05/15/19)	50	47,607
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	600	590,904
2.20%, 11/22/20	155	153,334
3.10%, 03/01/23 (Call 02/01/23)	325	324,031
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	170	164,735
Target Corp.
2.90%, 01/15/22	310	312,015
3.88%, 07/15/20	186	189,257
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	32	31,382
2.75%, 06/15/21 (Call 04/15/21)	100	99,616
Walgreen Co., 3.10%, 09/15/22	100	98,353
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	400	399,156
Walmart Inc.
1.90%, 12/15/20	300	296,190
2.35%, 12/15/22 (Call 11/15/22)	80	78,897
2.55%, 04/11/23 (Call 01/11/23)	45	44,487
3.13%, 06/23/21	370	374,532
3.40%, 06/26/23 (Call 05/26/23)	1,185	1,212,717
3.63%, 07/08/20	310	314,424
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	75	74,215
3.88%, 11/01/20 (Call 08/01/20)	100	99,633
3.88%, 11/01/23 (Call 08/01/23)	100	97,288

		15,424,988

Security	Par (000)	Value

Savings & Loans — 0.0%
Nationwide Building Society
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)	$300	$293,931
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(c)	200	199,808
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	75	74,884

		568,623

Semiconductors — 0.4%
Advanced Micro Devices Inc., 7.50%, 08/15/22	147	160,236
Amkor Technology Inc., 6.38%, 10/01/22 (Call 10/01/19)	95	96,018
Analog Devices Inc.
2.85%, 03/12/20	25	24,955
2.95%, 01/12/21	205	204,114
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	175	174,304
4.30%, 06/15/21	210	216,697
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	235	229,221
2.65%, 01/15/23 (Call 12/15/22)	325	308,734
3.00%, 01/15/22 (Call 12/15/21)	945	925,259
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	170	166,352
1.85%, 05/11/20	200	198,084
2.35%, 05/11/22 (Call 04/11/22)	104	102,710
2.45%, 07/29/20	925	922,632
2.70%, 12/15/22	150	149,519
3.10%, 07/29/22	10	10,143
3.30%, 10/01/21	570	579,912
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	40	40,699
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	49,867
2.80%, 06/15/21 (Call 05/15/21)	75	74,591
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	50	49,949
Microchip Technology Inc.
3.92%, 06/01/21(c)	235	232,462
4.33%, 06/01/23 (Call 05/01/23)(c)	475	467,424
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	412	403,636
NXP BV/NXP Funding LLC
3.88%, 09/01/22(c)	200	199,488
4.13%, 06/01/21(c)	200	201,072
4.63%, 06/15/22(c)	200	203,454
4.63%, 06/01/23(c)	200	203,582
QUALCOMM Inc.
2.25%, 05/20/20	450	446,891
2.60%, 01/30/23 (Call 12/30/22)	50	48,770
3.00%, 05/20/22	1,000	997,790
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)	15	14,994

		8,103,559

Software — 0.6%
Activision Blizzard Inc., 2.60%, 06/15/22 (Call 05/15/22)	25	24,460
Blackboard Inc., 9.75%, 10/15/21 (Call 10/15/19)(c)(d)	25	17,842
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	100	99,900
3.60%, 08/15/22 (Call 07/15/22)	181	178,625
Dun & Bradstreet Corp. (The), 4.63%, 12/01/22 (Call 09/01/22)	100	104,249
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	125	126,560

122

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	$175	$170,249
3.63%, 10/15/20 (Call 09/15/20)	450	453,010
4.50%, 10/15/22 (Call 08/15/22)	25	25,789
First Data Corp., 5.38%, 08/15/23 (Call 08/15/19)(c)	275	280,349
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	225	223,328
3.50%, 10/01/22 (Call 07/01/22)	200	199,358
3.80%, 10/01/23 (Call 09/01/23)	250	251,170
Infor Software Parent LLC/Infor Software Parent Inc. (7.88% PIK), 7.13%, 05/01/21 (Call 05/01/19)(c)(f)	200	201,766
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/19)(c)	125	126,836
6.50%, 05/15/22 (Call 05/15/19)	370	376,468
Informatica LLC, 7.13%, 07/15/23 (Call 07/15/19)(c)	150	151,143
IQVIA Inc., 4.88%, 05/15/23 (Call 05/15/19)(c)	200	202,706
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,279	1,247,063
1.85%, 02/12/20 (Call 01/12/20)	355	352,181
2.00%, 11/03/20 (Call 10/03/20)	690	683,466
2.00%, 08/08/23 (Call 06/08/23)	450	437,197
2.13%, 11/15/22	235	230,887
2.38%, 02/12/22 (Call 01/12/22)	265	263,352
2.40%, 02/06/22 (Call 01/06/22)	330	328,528
2.65%, 11/03/22 (Call 09/03/22)	155	155,195
3.00%, 10/01/20	125	126,099
4.00%, 02/08/21	20	20,632
Nuance Communications Inc., 5.38%, 08/15/20 (Call 03/04/19)(c)	44	44,127
Open Text Corp., 5.63%, 01/15/23 (Call 01/15/20)(c)	200	205,330
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	820	802,116
2.50%, 05/15/22 (Call 03/15/22)	1,675	1,655,252
2.50%, 10/15/22	580	571,770
2.63%, 02/15/23 (Call 01/15/23)	400	395,860
2.80%, 07/08/21	260	260,463
3.88%, 07/15/20	200	203,316
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/01/19)(c)(d)	100	72,771
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	25	25,386
TIBCO Software Inc., 11.38%, 12/01/21 (Call 12/01/19)(c)	125	132,182
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23 (Call 02/01/19)(c)	200	175,686
VMware Inc.
2.30%, 08/21/20	115	113,203
2.95%, 08/21/22 (Call 07/21/22)	700	684,145

		12,400,015

Storage & Warehousing — 0.0%
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 02/15/20)(c)	200	195,146

Telecommunications — 1.3%
America Movil SAB de CV
3.13%, 07/16/22	450	444,514
5.00%, 03/30/20	700	713,650
Anixter Inc.
5.13%, 10/01/21	100	101,964
5.50%, 03/01/23	100	102,263

Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	$555	$552,075
2.80%, 02/17/21 (Call 01/17/21)	275	273,446
3.00%, 02/15/22	420	417,598
3.00%, 06/30/22 (Call 04/30/22)	300	297,603
3.20%, 03/01/22 (Call 02/01/22)	550	549,681
3.60%, 02/17/23 (Call 12/17/22)	420	423,284
3.80%, 03/15/22	735	746,833
3.88%, 08/15/21	877	892,663
4.45%, 05/15/21	131	134,740
4.60%, 02/15/21 (Call 11/15/20)	50	51,307
5.00%, 03/01/21	200	207,418
5.20%, 03/15/20	400	409,708
Bharti Airtel International Netherlands BV, 5.13%, 03/11/23(e)	200	202,124
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	205,754
CenturyLink Inc.
Series S, 6.45%, 06/15/21	260	264,826
Series T, 5.80%, 03/15/22	325	325,985
Series V, 5.63%, 04/01/20	200	201,998
Series W, 6.75%, 12/01/23(d)	150	150,783
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	790	773,133
2.20%, 02/28/21	1,035	1,024,764
2.45%, 06/15/20	535	533,700
2.90%, 03/04/21	85	85,311
3.00%, 06/15/22	150	151,251
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/19)(d)(e)	200	202,114
8.50%, (Call 03/30/20)(a)(b)(e)(g)	100	103,785
CommScope Inc., 5.00%, 06/15/21 (Call 06/15/19)(c)	210	209,305
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/19)	150	137,168
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)(c)	250	241,240
2.49%, 09/19/23 (Call 07/19/23)(c)	200	191,032
2.82%, 01/19/22 (Call 12/19/21)(c)	150	147,603
Digicel Group One Ltd., 8.25%, 12/30/22(c)	205	169,172
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(c)	195	105,678
Digicel Ltd., 6.75%, 03/01/23 (Call 03/01/19)(e)	800	655,080
DKT Finance ApS, 9.38%, 06/17/23 (Call 06/17/20)(c)	200	211,352
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	25	17,241
7.13%, 01/15/23	225	134,102
8.75%, 04/15/22	125	83,750
10.50%, 09/15/22 (Call 06/15/22)	500	357,695
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 12.50%, 07/01/22 (Call 07/01/19)(c)(d)	166	180,396
GTH Finance BV
6.25%, 04/26/20 (Call 01/26/20)(e)	200	203,854
7.25%, 04/26/23 (Call 01/26/23)(e)	200	210,554
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(c)	100	94,965
Hughes Satellite Systems Corp., 7.63%, 06/15/21	225	239,051
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 05/15/19)(c)	200	193,724
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(c)	125	116,345
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/19)	415	377,330
9.50%, 09/30/22(c)	100	116,234

123

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 06/01/19)	$250	$239,843
8.13%, 06/01/23 (Call 06/01/19)	200	166,446
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(c)	85	91,826
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	25	24,967
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	200	207,330
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/19)	150	148,974
5.38%, 08/15/22 (Call 08/15/19)	220	221,650
5.38%, 01/15/24 (Call 01/15/20)	75	75,146
5.63%, 02/01/23 (Call 02/01/19)	121	121,914
6.13%, 01/15/21 (Call 03/04/19)	150	150,651
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 12/01/19)	125	125,616
Motorola Solutions Inc.
3.50%, 09/01/21	50	49,818
3.50%, 03/01/23	70	68,318
3.75%, 05/15/22	188	188,479
Nokia OYJ, 3.38%, 06/12/22	125	122,964
Ooredoo International Finance Ltd., 3.25%, 02/21/23(c)	400	391,236
Orange SA, 4.13%, 09/14/21	160	164,296
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(e)	200	199,406
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/19)(c)	100	96,162
Proven Glory Capital Ltd., 3.25%, 02/21/22(e)	200	193,036
Qwest Corp., 6.75%, 12/01/21	225	239,639
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	200	197,466
Sable International Finance Ltd., 6.88%, 08/01/22 (Call 08/01/19)(c)	200	206,000
Sprint Communications Inc.
6.00%, 11/15/22	525	530,701
7.00%, 03/01/20(c)	150	154,592
7.00%, 08/15/20	350	363,139
11.50%, 11/15/21	225	260,644
Sprint Corp.
7.25%, 09/15/21	485	509,104
7.88%, 09/15/23	950	1,009,622
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(c)	172	170,813
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250	250,775
Telefonica Emisiones SAU
5.13%, 04/27/20	795	812,164
5.46%, 02/16/21	405	421,390
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	275	273,113
6.00%, 03/01/23 (Call 09/01/19)	75	76,898
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/19)(c)	75	72,359
VEON Holdings BV, 3.95%, 06/16/21 (Call 03/16/21)(e)	250	245,033
Verizon Communications Inc.
1.75%, 08/15/21	225	218,493
2.45%, 11/01/22 (Call 08/01/22)	140	137,348
2.95%, 03/15/22	1,863	1,858,100
3.00%, 11/01/21 (Call 09/01/21)	464	464,227
3.13%, 03/16/22	303	303,667
3.45%, 03/15/21	177	179,018
3.50%, 11/01/21	324	328,815
Vodafone Group PLC
2.50%, 09/26/22	140	136,158
2.95%, 02/19/23	400	390,424

Security	Par (000)	Value

Telecommunications (continued)
Windstream Services LLC/Windstream Finance Corp., 10.50%, 06/30/24 (Call 06/30/20)(c)	$75	$62,045
WTT Investment Ltd./Hong Kong, 5.50%, 11/21/22 (Call 11/21/20)(c)	200	198,932
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 05/25/19)(c)(f)	35	35,121

		28,091,024

Textiles — 0.0%
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	325	322,244

Toys, Games & Hobbies — 0.0%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	100	92,882
3.15%, 03/15/23 (Call 12/15/22)	56	49,184
4.35%, 10/01/20	100	98,815

		240,881

Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	50	50,037
3.05%, 03/15/22 (Call 12/15/21)	100	100,245
3.05%, 09/01/22 (Call 06/01/22)	420	422,138
Canadian National Railway Co., 2.40%, 02/03/20	50	49,802
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(e)	200	201,638
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	250	252,110
4.25%, 06/01/21 (Call 03/01/21)	375	383,531
FedEx Corp.
2.30%, 02/01/20	340	337,481
2.63%, 08/01/22	171	167,395
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 11/15/19)(c)	200	194,198
Hornbeck Offshore Services Inc., 5.00%, 03/01/21 (Call 03/01/19)	50	24,777
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 07/31/19)(c)(d)	100	96,102
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 11/15/19)(c)	135	100,308
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/20)(c)	160	95,750
Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, 08/01/20 (Call 03/04/19)(c)	100	87,680
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	62	61,317
3.00%, 04/01/22 (Call 01/01/22)	37	36,881
3.25%, 12/01/21 (Call 09/01/21)	1,104	1,107,654
Norfolk Southern Railway Co., 9.75%, 06/15/20	125	136,404
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(e)	200	201,480
Russian Railways via RZD Capital PLC, 5.70%, 04/05/22(e)	400	413,392
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	190	184,800
2.50%, 09/01/22 (Call 08/01/22)	25	24,124
3.40%, 03/01/23 (Call 02/01/23)	200	198,204
3.50%, 06/01/21	250	250,792
3.75%, 06/09/23 (Call 05/09/23)	50	50,166
3.88%, 12/01/23 (Call 11/01/23)	250	251,225
SCF Capital Designated Activity Co., 5.38%, 06/16/23(e)	400	394,300
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(c)(d)	175	168,259
Transnet SOC Ltd., 4.00%, 07/26/22(c)	200	192,512

124

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	$100	$99,189
2.95%, 01/15/23 (Call 10/15/22)	25	24,836
3.20%, 06/08/21	100	100,920
3.50%, 06/08/23 (Call 05/08/23)	290	294,011
4.16%, 07/15/22 (Call 04/15/22)	317	328,437
United Parcel Service Inc.
2.05%, 04/01/21	200	196,806
2.35%, 05/16/22 (Call 04/16/22)	275	270,328
2.45%, 10/01/22	565	557,265
3.13%, 01/15/21	470	472,646
United Parcel Service of America Inc., 8.38%, 04/01/20	50	53,131
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 04/01/19)(c)	77	77,169
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(c)	150	152,536
6.50%, 06/15/22 (Call 06/15/19)(c)	269	275,617

		9,137,593

Trucking & Leasing — 0.2%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(c)	45	43,775
3.88%, 05/01/23 (Call 04/01/23)(c)	150	147,695
4.38%, 01/30/24 (Call 12/30/23)(c)	200	200,376
6.75%, 04/06/21(c)	250	264,060
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (Call 09/01/23)(c)	225	227,914
5.50%, 01/15/23 (Call 12/15/22)(c)	125	127,651
CMBLEMTN 1 Ltd., 2.63%, 11/29/19(e)	200	198,168
DAE Funding LLC, 4.50%, 08/01/22 (Call 08/01/19)(d)(e)	150	148,047
Fly Leasing Ltd., 6.38%, 10/15/21 (Call 10/15/19)	200	200,386
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 03/15/22 (Call 03/15/20)(c)	125	125,230
GATX Corp., 2.60%, 03/30/20 (Call 02/28/20)	100	99,311
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(c)	75	74,214
4.50%, 03/15/23 (Call 02/15/23)(c)	225	221,490
5.25%, 08/15/22(c)	400	406,068
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(c)	300	285,924
3.38%, 02/01/22 (Call 12/01/21)(c)	325	322,120
4.13%, 08/01/23 (Call 07/01/23)(c)	320	321,104
SMBC Aviation Capital Finance DAC
3.00%, 07/15/22 (Call 06/15/22)(c)	300	292,806
4.13%, 07/15/23 (Call 06/15/23)(c)	250	253,402

		3,959,741

Total Corporate Bonds & Notes — 36.0% (Cost: $809,345,608)		803,550,453

Foreign Government Obligations(l)

Argentina — 0.1%
Argentine Republic Government International Bond
4.63%, 01/11/23	550	473,170
5.63%, 01/26/22	858	780,960
6.88%, 04/22/21	1,200	1,147,668
Autonomous City of Buenos Aires Argentina, 8.95%, 02/19/21(e)	200	200,938

Security	Par (000)	Value

Argentina (continued)
Provincia de Buenos Aires/Argentina
6.50%, 02/15/23(e)	$200	$173,022
9.95%, 06/09/21(e)	150	146,288
10.88%, 01/26/21(e)	133	135,608

		3,057,654

Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(e)	200	201,650

Bahrain — 0.1%
Bahrain Government International Bond
5.50%, 03/31/20(c)	200	201,772
5.88%, 01/26/21(e)	200	204,370
6.13%, 07/05/22(c)	400	416,088
6.13%, 08/01/23(e)	400	418,604

		1,240,834

Belarus — 0.0%
Republic of Belarus International Bond, 6.88%, 02/28/23(e)	200	206,614

Bolivia — 0.0%
Bolivian Government International Bond, 4.88%, 10/29/22(e)	200	197,266

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/20(e)	200	205,242
Brazilian Government International Bond
2.63%, 01/05/23	1,000	961,130
4.88%, 01/22/21	400	411,836

		1,578,208

Canada — 0.6%
Canada Government International Bond, 2.00%, 11/15/22	350	343,420
Export Development Canada
1.38%, 10/21/21	300	290,652
1.50%, 05/26/21	300	292,905
1.75%, 07/21/20(d)	570	563,228
2.00%, 11/30/20(d)	470	465,121
2.00%, 05/17/22	325	318,981
2.50%, 01/24/23	400	398,584
Ontario Teachers’ Finance Trust
2.13%, 09/19/22(c)	500	488,085
2.75%, 04/16/21(c)	600	600,282
Province of Alberta Canada
2.20%, 07/26/22	364	356,352
3.35%, 11/01/23	500	510,865
Province of British Columbia Canada
2.00%, 10/23/22	720	702,662
2.65%, 09/22/21	265	265,077
Province of Manitoba Canada
2.05%, 11/30/20	400	395,228
2.10%, 09/06/22	320	311,840
2.13%, 05/04/22	175	171,183
Province of Ontario Canada
1.88%, 05/21/20	645	638,234
2.20%, 10/03/22	139	135,910
2.25%, 05/18/22	705	692,521
2.40%, 02/08/22	325	321,295
2.45%, 06/29/22	125	123,523
2.50%, 09/10/21	505	501,723
2.55%, 02/12/21	1,800	1,793,412

125

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
3.40%, 10/17/23(d)	$400	$409,548
4.40%, 04/14/20	380	387,600
Province of Quebec Canada
2.38%, 01/31/22	760	752,400
2.63%, 02/13/23	250	248,563
2.75%, 08/25/21	250	250,370
3.50%, 07/29/20	1,059	1,071,793

		13,801,357

Chile — 0.0%
Chile Government International Bond
3.25%, 09/14/21	500	503,430
3.88%, 08/05/20	300	304,278

		807,708

China — 0.1%
China Government International Bond, 2.13%, 11/02/22(e)	800	779,968
Export-Import Bank of China (The)
2.00%, 04/26/21(e)	200	195,054
2.63%, 03/14/22(e)	600	589,560
2.75%, 11/28/22(e)	1,000	981,380

		2,545,962

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	500	481,555
4.38%, 07/12/21	650	666,426
11.75%, 02/25/20	510	556,012

		1,703,993

Costa Rica — 0.0%
Costa Rica Government International Bond, 4.25%, 01/26/23(e)	400	370,444

Croatia — 0.1%
Croatia Government International Bond
5.50%, 04/04/23(e)	400	428,000
6.38%, 03/24/21(e)	700	739,291
6.63%, 07/14/20(e)	200	208,740

		1,376,031

Denmark — 0.1%
Kommunekredit
1.63%, 06/12/20(e)	500	493,315
2.25%, 01/08/21(e)	600	596,034
2.25%, 11/16/22(e)	500	493,125

		1,582,474

Dominican Republic — 0.0%
Dominican Republic International Bond, 7.50%, 05/06/21(e)	600	624,492

Ecuador — 0.1%
Ecuador Government International Bond
8.75%, 06/02/23(e)	600	594,006
10.50%, 03/24/20(e)	200	208,084
10.75%, 03/28/22(e)	650	686,589

		1,488,679

Egypt — 0.0%
Egypt Government International Bond
5.75%, 04/29/20(e)	200	202,046
6.13%, 01/31/22(e)	800	798,512

		1,000,558

El Salvador — 0.0%
El Salvador Government International Bond, 7.75%, 01/24/23(e)	400	421,848

Security	Par (000)	Value

Finland — 0.0%
Municipality Finance PLC, 2.88%, 03/07/23(c)	$400	$403,152

France — 0.2%
Agence Francaise de Developpement, 1.88%, 09/14/20(e)	800	789,104
Caisse d’Amortissement de la Dette Sociale
1.88%, 02/12/22(c)	500	488,590
2.00%, 03/22/21(c)	1,250	1,233,225
SFIL SA, 2.00%, 06/30/20(e)	800	791,312
SNCF Reseau EPIC, 2.00%, 10/13/20(e)	700	690,900

		3,993,131

Germany — 0.1%
FMS Wertmanagement
1.38%, 06/08/21	500	486,330
1.75%, 03/17/20	240	237,749
1.75%, 05/15/20(e)	600	593,430
2.00%, 08/01/22	740	724,904
2.75%, 03/06/23	700	704,284
2.75%, 01/30/24	500	503,570

		3,250,267

Ghana — 0.0%
Ghana Government International Bond, 7.88%, 08/07/23(e)	200	207,812

Guatemala — 0.0%
Guatemala Government Bond, 5.75%, 06/06/22(e)	200	210,228

Honduras — 0.0%
Honduras Government International Bond, 8.75%, 12/16/20(e)	200	215,688

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	450	481,050
6.38%, 03/29/21	820	870,389

		1,351,439

India — 0.1%
Export-Import Bank of India
2.75%, 04/01/20(e)	600	594,516
3.13%, 07/20/21(e)	200	197,450
4.00%, 01/14/23(e)	600	603,708

		1,395,674

Indonesia — 0.2%
Indonesia Government International Bond
2.95%, 01/11/23	540	527,893
3.38%, 04/15/23(e)	646	639,107
3.75%, 04/25/22(e)	450	453,141
4.88%, 05/05/21(e)	400	412,296
5.88%, 03/13/20(e)	350	360,402
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22(e)	1,100	1,093,928
3.75%, 03/01/23(e)	400	400,064

		3,886,831

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(e)	300	299,295

Israel — 0.0%
Israel Government International Bond, 4.00%, 06/30/22	700	724,584

Italy — 0.0%
Republic of Italy Government International Bond, 6.88%, 09/27/23	525	577,983

126

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan — 0.3%
Development Bank of Japan Inc.
1.63%, 09/01/21(c)	$250	$242,462
2.50%, 10/18/22(e)	700	690,270
Japan Bank for International Cooperation
1.50%, 07/21/21	500	485,350
1.88%, 04/20/21	300	294,330
2.13%, 07/21/20	500	495,665
2.13%, 11/16/20	400	395,692
2.38%, 07/21/22	500	492,135
2.38%, 11/16/22	500	491,230
2.50%, 06/01/22	940	929,463
3.25%, 07/20/23	500	508,185
Japan Finance Organization for Municipalities
3.38%, 09/27/23(c)	500	509,000
4.00%, 01/13/21	100	102,136

		5,635,918

Jersey — 0.1%
IDB Trust Services Ltd.
1.78%, 03/10/21(e)	500	486,540
1.83%, 03/12/20(e)	250	246,560
2.26%, 12/07/21(e)	400	391,956
3.39%, 09/26/23(e)	500	506,230

		1,631,286

Kazakhstan — 0.0%
KazAgro National Management Holding JSC, 4.63%, 05/24/23(e)	250	253,425

Kuwait — 0.1%
Kuwait International Government Bond, 2.75%, 03/20/22(e)	1,100	1,086,250

Lebanon — 0.1%
Lebanon Government International Bond
5.80%, 04/14/20(e)	350	329,497
6.00%, 01/27/23(e)	200	177,028
6.25%, 05/27/22	560	487,816
6.38%, 03/09/20	200	192,280
8.25%, 04/12/21(e)	400	382,744

		1,569,365

Lithuania — 0.1%
Lithuania Government International Bond
6.13%, 03/09/21(e)	600	635,868
6.63%, 02/01/22(e)	200	218,994
7.38%, 02/11/20(e)	350	364,672

		1,219,534

Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/21(e)	200	194,362
Wakala Global Sukuk Bhd, 4.65%, 07/06/21(c)	250	259,205

		453,567

Mexico — 0.1%
Mexico Government International Bond
3.50%, 01/21/21	545	546,117
3.63%, 03/15/22	900	899,163
4.00%, 10/02/23	200	202,208

		1,647,488

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 12/05/22(e)	850	827,305

Security	Par (000)	Value

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(e)	$420	$423,919

Nigeria — 0.0%
Nigeria Government International Bond
6.38%, 07/12/23(e)	200	202,578
6.75%, 01/28/21(e)	690	711,542

		914,120

Norway — 0.1%
Kommunalbanken AS
1.63%, 02/10/21(c)	500	490,305
2.50%, 01/11/23(c)	450	447,529
2.88%, 06/14/21(c)	500	502,975
3.13%, 10/18/21(c)	500	506,375

		1,947,184

Oman — 0.1%
Oman Government International Bond
3.63%, 06/15/21(e)	200	193,048
3.88%, 03/08/22(e)	400	382,664
4.13%, 01/17/23(e)	500	471,905

		1,047,617

Pakistan — 0.0%
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/22(e)	400	392,124

Paraguay — 0.0%
Paraguay Government International Bond, 4.63%, 01/25/23(e)	200	204,542

Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 02/08/22(e)	500	513,855
Fondo MIVIVIENDA SA, 3.50%, 01/31/23(e)	400	394,208

		908,063

Philippines — 0.1%
Philippine Government International Bond, 4.00%, 01/15/21	1,320	1,339,972

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	500	497,845
5.00%, 03/23/22	725	767,500
5.13%, 04/21/21	400	419,052

		1,684,397

Qatar — 0.1%
Qatar Government International Bond
2.38%, 06/02/21(e)	600	588,984
4.50%, 01/20/22(c)	914	945,460
SoQ Sukuk A QSC, 3.24%, 01/18/23(e)	750	748,582

		2,283,026

Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(e)	100	101,427
6.75%, 02/07/22(e)	700	757,449

		858,876

127

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Russia — 0.2%
Russian Foreign Bond-Eurobond
4.50%, 04/04/22(e)	$2,200	$2,255,154
4.88%, 09/16/23(e)	400	415,120
5.00%, 04/29/20(e)	1,400	1,429,806

		4,100,080

Saudi Arabia — 0.2%
KSA Sukuk Ltd., 2.89%, 04/20/22(e)	2,000	1,967,700
Saudi Government International Bond
2.38%, 10/26/21(e)	1,600	1,556,336
2.88%, 03/04/23(e)	250	243,602

		3,767,638

Serbia — 0.0%
Serbia International Bond
4.88%, 02/25/20(e)	200	202,544
7.25%, 09/28/21(e)	400	434,996

		637,540

South Africa — 0.1%
Republic of South Africa Government International Bond
5.50%, 03/09/20	300	305,295
5.88%, 05/30/22	800	840,824
ZAR Sovereign Capital Fund Pty Ltd., 3.90%, 06/24/20(e)	200	199,096

		1,345,215

South Korea — 0.2%
Export-Import Bank of Korea
1.88%, 10/21/21	200	193,584
2.38%, 08/12/19	200	199,556
2.50%, 05/10/21	200	197,438
2.75%, 01/25/22	800	790,120
3.00%, 11/01/22	200	198,626
3.66%, 11/01/22, (3 mo. LIBOR US + 0.925%)(b)(d)	600	603,930
4.38%, 09/15/21	400	412,664
5.00%, 04/11/22	700	738,234

		3,334,152

Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 01/18/22(e)	200	197,556
5.75%, 04/18/23(e)	400	387,408
6.25%, 10/04/20(e)	400	401,204

		986,168

Supranational — 2.6%
African Development Bank
1.25%, 07/26/21	705	682,821
1.88%, 03/16/20	375	371,981
2.13%, 11/16/22	575	565,219
2.38%, 09/23/21	290	288,524
2.63%, 03/22/21	500	500,450
3.00%, 09/20/23	500	508,465
African Export-Import Bank (The)
4.00%, 05/24/21(e)	250	250,175
5.25%, 10/11/23(e)	250	255,735
Asian Development Bank
1.38%, 03/23/20(d)	310	305,843
1.63%, 05/05/20	1,125	1,111,939
1.63%, 08/26/20(d)	600	591,282
1.63%, 03/16/21(d)	200	196,118
1.75%, 06/08/21(d)	550	539,880
1.75%, 09/13/22	1,360	1,321,444
1.88%, 02/18/22	375	367,504

Security	Par (000)	Value

Supranational (continued)
2.00%, 02/16/22	$595	$585,301
2.25%, 01/20/21	615	611,365
2.75%, 03/17/23	1,500	1,510,110
Banque Ouest Africaine de Developpement, 5.50%, 05/06/21(c)	200	204,818
Corp. Andina de Fomento
2.13%, 09/27/21	310	302,256
4.38%, 06/15/22	750	779,025
Council of Europe Development Bank
1.63%, 03/10/20	50	49,465
1.63%, 03/16/21(d)	550	539,281
2.63%, 02/13/23	1,025	1,025,102
European Bank for Reconstruction & Development
1.13%, 08/24/20	1,205	1,178,454
1.63%, 05/05/20	480	474,360
1.88%, 02/23/22	400	391,660
2.13%, 03/07/22	250	246,623
2.75%, 04/26/21	450	451,647
2.75%, 03/07/23	400	402,048
European Investment Bank
1.38%, 06/15/20	955	939,835
1.38%, 09/15/21	325	315,413
1.63%, 03/16/20	2,100	2,078,034
1.63%, 08/14/20	29	28,591
1.63%, 12/15/20	1,600	1,572,784
1.63%, 06/15/21	65	63,595
1.75%, 05/15/20	625	618,631
2.00%, 03/15/21	1,200	1,186,080
2.00%, 12/15/22	1,175	1,150,583
2.13%, 10/15/21	540	534,130
2.25%, 03/15/22	1,250	1,238,450
2.25%, 08/15/22	470	465,018
2.38%, 05/13/21	850	846,183
2.38%, 06/15/22(d)	2,280	2,266,092
2.50%, 04/15/21	1,750	1,747,287
2.50%, 03/15/23	925	922,687
2.88%, 09/15/20	50	50,246
2.88%, 08/15/23	750	759,337
4.00%, 02/16/21	150	154,235
European Stability Mechanism, 3.00%, 10/23/20(c)	500	503,180
Inter-American Development Bank
1.25%, 09/14/21	405	391,740
1.38%, 07/15/20	100	98,304
1.63%, 05/12/20	945	933,745
1.75%, 04/14/22	780	760,562
1.75%, 09/14/22	750	728,437
1.88%, 06/16/20	1,000	990,630
1.88%, 03/15/21	935	921,816
2.13%, 11/09/20	550	545,694
2.13%, 01/18/22	1,050	1,037,064
2.50%, 01/18/23	1,129	1,125,602
2.63%, 04/19/21	700	700,826
3.88%, 02/14/20	500	506,405
International Bank for Reconstruction & Development
1.13%, 08/10/20	1,000	978,740
1.38%, 03/30/20	1,350	1,331,707
1.38%, 05/24/21	1,040	1,012,617
1.38%, 09/20/21	700	679,273
1.63%, 09/04/20(d)	345	339,963
1.63%, 03/09/21(d)	335	328,752

128

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.63%, 02/10/22	$225	$218,903
1.88%, 04/21/20	1,625	1,611,594
2.00%, 01/26/22	1,735	1,707,986
2.13%, 11/01/20(d)	250	248,110
2.13%, 02/13/23(d)	150	147,350
2.25%, 06/24/21	850	844,033
2.75%, 07/23/21	500	502,380
3.00%, 09/27/23	750	763,950
7.63%, 01/19/23	1,200	1,424,460
International Development Association, 2.75%, 04/24/23(c)	250	251,480
International Finance Corp.
1.13%, 07/20/21	300	289,902
1.63%, 07/16/20	490	483,483
1.75%, 03/30/20	450	445,784
2.00%, 10/24/22	665	651,520
2.25%, 01/25/21	175	173,929
2.88%, 07/31/23	500	506,245
Nordic Investment Bank
1.25%, 08/02/21	650	629,349
1.50%, 09/29/20	200	196,478
2.13%, 02/01/22	40	39,469
2.25%, 02/01/21	250	248,428
North American Development Bank, 2.40%, 10/26/22	150	146,832

		58,992,828

Sweden — 0.2%
Kommuninvest I Sverige AB, 2.75%, 10/22/20(c)	800	801,680
Svensk Exportkredit AB
1.75%, 05/18/20	200	197,730
1.75%, 08/28/20	650	641,082
1.75%, 03/10/21	700	687,484
2.00%, 08/30/22	500	488,170
2.38%, 03/09/22	450	445,972
Sweden Government International Bond
1.63%, 04/06/20(c)	500	494,475
2.38%, 02/15/21(c)(d)	600	597,732

		4,354,325

Turkey — 0.2%
Export Credit Bank of Turkey
4.25%, 09/18/22(e)	600	555,942
5.38%, 02/08/21(e)	200	196,052
Hazine Mustesarligi Varlik Kiralama AS, 4.25%, 06/08/21(e)	200	196,608
Turkey Government International Bond
3.25%, 03/23/23	1,000	912,860
5.63%, 03/30/21	200	202,270
6.25%, 09/26/22	580	589,785
7.00%, 06/05/20	800	821,184
7.25%, 12/23/23	400	419,380

		3,894,081

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/20(e)	350	346,682
7.75%, 09/01/21(e)	400	393,064
7.75%, 09/01/22(e)	200	193,028
7.75%, 09/01/23(e)	230	219,691

		1,152,465

Security	Par (000)	Value

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 05/03/21(e)	$800	$784,592
2.50%, 10/11/22(e)	600	588,474
6.75%, 04/08/19(c)	200	201,400
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23(e)	400	401,624
6.45%, 05/02/22(e)	600	650,352
Emirate of Dubai Government International Bonds, 7.75%, 10/05/20(e)	100	107,340
Sharjah Sukuk 2 Ltd., 3.84%, 01/27/21(e)	200	200,854

		2,934,636

United Kingdom — 0.0%
Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/22(e)	150	149,967

Uruguay — 0.0%
Uruguay Government International Bond, 8.00%, 11/18/22	230	260,979

Venezuela — 0.0%
Venezuela Government International Bond
6.00%, 12/09/20(e)(m)	200	62,510
7.75%, 10/13/19(e)(m)	325	100,321
9.00%, 05/07/23(e)(m)	100	32,036
12.75%, 08/23/22(e)(m)	300	99,630

		294,497

Zambia — 0.0%
Zambia Government International Bond, 5.38%, 09/20/22(e)	567	444,755

Total Foreign Government Obligations — 7.3% (Cost: $162,912,099)		161,699,160

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 5.70%, 11/01/21	100	107,414

Florida — 0.0%
State Board of Administration Finance Corp. RB
Series A, 2.64%, 07/01/21	100	99,498
Series A, 3.00%, 07/01/20	250	250,098

		349,596

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/20 (AGM)(k)	40	38,573

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	245	241,653

Total Municipal Debt Obligations — 0.0% (Cost: $735,787)		737,236

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 6.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	993	981,554
2.50%, 08/01/31	615	604,849
2.50%, 10/01/31	1,720	1,692,247
2.50%, 12/01/31	889	874,800
2.50%, 02/01/32	998	982,016

129

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/33	$2,833	$2,788,570
2.50%, 02/01/34(n)	16,729	16,452,714
2.51%, 02/01/45, (12 mo. LIBOR US + 1.622%)(b)	83	84,414
3.00%, 05/01/29	409	410,543
3.00%, 05/01/30	887	890,346
3.00%, 06/01/30	73	73,433
3.00%, 07/01/30	527	528,185
3.00%, 12/01/30	923	925,558
3.00%, 05/01/31	370	371,248
3.00%, 06/01/31	241	241,755
3.00%, 02/01/34(n)	16,871	16,897,361
3.50%, 05/01/32	168	171,355
3.50%, 09/01/32	162	164,923
3.50%, 07/01/33	710	723,588
3.50%, 02/01/34(n)	6,149	6,261,325
4.00%, 05/01/33	577	594,387
4.00%, 02/01/34(n)	569	585,614
4.50%, 02/01/34(n)	355	361,004
Federal National Mortgage Association
2.50%, 07/01/28	1,225	1,213,958
2.50%, 12/01/29	323	320,413
2.50%, 03/01/30	171	168,875
2.50%, 07/01/30	203	200,697
2.50%, 08/01/30	585	577,201
2.50%, 12/01/30	98	96,212
2.50%, 01/01/31	89	88,095
2.50%, 08/01/31	1,810	1,785,081
2.50%, 09/01/31	1,701	1,674,953
2.50%, 10/01/31	8,333	8,224,448
2.50%, 12/01/31	2,432	2,394,603
2.50%, 02/01/32	1,730	1,703,510
2.50%, 03/01/32	1,723	1,696,278
2.50%, 04/01/32	2,263	2,228,240
2.50%, 10/01/32	254	250,966
2.50%, 01/01/33	2,192	2,158,141
2.50%, 02/01/34(n)	8,243	8,112,189
2.52%, 04/01/44, (12 mo. LIBOR US + 1.590%)(b)	198	205,308
2.56%, 12/01/44, (12 mo. LIBOR US + 1.576%)(b)	77	78,688
3.00%, 10/01/27	98	98,431
3.00%, 10/01/28	462	464,807
3.00%, 11/01/28	432	434,670
3.00%, 04/01/30	191	191,843
3.00%, 07/01/30	129	128,894
3.00%, 08/01/30	450	451,423
3.00%, 09/01/30	890	893,405
3.00%, 10/01/30	424	425,417
3.00%, 11/01/30	106	106,421
3.00%, 12/01/30	365	365,711
3.00%, 02/01/31	2,227	2,234,465
3.00%, 03/01/31	451	452,106
3.00%, 04/01/31	248	248,998
3.00%, 06/01/31	1,190	1,193,864
3.00%, 07/01/31	1,433	1,437,416
3.00%, 09/01/31	373	374,407
3.00%, 10/01/31	127	127,281
3.00%, 01/01/32	1,340	1,343,538
3.00%, 02/01/32	4,490	4,503,695
3.00%, 03/01/32	393	393,581
3.00%, 06/01/32	1,427	1,431,255
3.00%, 08/01/32	788	790,427

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/32	$1,192	$1,194,974
3.00%, 12/01/32	2,571	2,575,200
3.00%, 02/01/33	1,409	1,412,589
3.00%, 02/01/34(n)	5,548	5,555,585
3.50%, 01/01/27	25	25,444
3.50%, 12/01/29	39	40,154
3.50%, 07/01/30	436	445,508
3.50%, 10/01/30	238	243,295
3.50%, 11/01/30	29	29,581
3.50%, 03/01/31	313	318,159
3.50%, 06/01/31	384	392,243
3.50%, 01/01/32	184	187,964
3.50%, 05/01/32	346	352,758
3.50%, 06/01/32	311	316,954
3.50%, 07/01/32	109	111,787
3.50%, 08/01/32	132	134,740
3.50%, 10/01/32	132	134,830
3.50%, 11/01/32	88	89,372
3.50%, 03/01/33	929	947,797
3.50%, 04/01/33	1,670	1,704,019
3.50%, 05/01/33	835	852,264
3.50%, 02/01/34(n)	5,049	5,143,274
4.00%, 05/01/33	1,342	1,383,068
4.00%, 06/01/33	695	716,628
4.00%, 07/01/33	513	529,113
4.00%, 02/01/34(n)	1,883	1,936,916
4.50%, 02/01/34(n)	507	515,595
5.00%, 02/01/34(n)	178	180,740
Series 2012-M13, Class A2, 2.38%, 05/25/22	1,000	985,650
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)(b)	100	100,278
FHLMC Multifamily Structured Pass Through Certificates
Series K010, Class A2, 4.33%, 10/25/20(a)(b)	1,000	1,015,271
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)(b)	50	50,709
Series K017, Class A2, 2.87%, 12/25/21	747	747,957
Series K020, Class A2, 2.37%, 05/25/22	100	98,650
Series K022, Class A2, 2.36%, 07/25/22	3,000	2,955,954
Series K027, Class A2, 2.64%, 01/25/23	2,358	2,340,540
Series K028, Class A2, 3.11%, 02/25/23	500	504,835
Series K030, Class A2, 3.25%, 04/25/23(a)(b)	2,500	2,536,896
Series K033, Class A2, 3.06%, 07/25/23(a)(b)	2,000	2,014,574
Series K034, Class A2, 3.53%, 07/25/23(a)(b)	1,250	1,282,694
Series K036, Class A2, 3.53%, 10/25/23(a)(b)	500	513,368
Series K038, Class A1, 2.60%, 10/25/23	63	62,208
Series K722, Class A2, 2.41%, 03/25/23	1,700	1,671,569
Series K725, Class A1, 2.67%, 05/25/23	659	655,418
Series K729, Class A1, 2.95%, 02/25/24	2,918	2,924,300

		152,863,122

U.S. Government Agency Obligations — 1.7%
Federal Farm Credit Banks, 2.85%, 09/20/21	645	648,154
Federal Home Loan Banks
1.13%, 07/14/21	970	939,852
1.38%, 03/18/19	1,000	998,710
1.38%, 09/28/20	250	245,378
1.50%, 10/21/19	900	894,204
1.88%, 03/08/19	100	99,932
1.88%, 03/13/20	400	397,032
1.88%, 12/11/20	180	177,746
2.13%, 02/11/20	2,500	2,490,375
2.38%, 12/13/19	675	673,623

130

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.38%, 03/30/20	$400	$399,248
2.38%, 09/10/21	600	598,014
2.63%, 12/10/21	650	651,482
3.00%, 12/09/22	2,345	2,378,674
3.63%, 06/11/21(d)	6,915	7,077,433
4.13%, 03/13/20	1,400	1,424,556
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	1,150	1,112,671
1.25%, 10/02/19	675	669,269
1.38%, 04/20/20	1,000	986,060
1.63%, 09/29/20	2,000	1,971,040
1.75%, 05/30/19	150	149,639
2.38%, 02/16/21	900	897,822
2.38%, 01/13/22	1,930	1,925,001
2.75%, 06/19/23	3,800	3,835,112
Federal National Mortgage Association
1.25%, 05/06/21	1,500	1,460,355
1.38%, 02/26/21	150	146,606
1.38%, 10/07/21	175	169,841
1.88%, 02/19/19	350	349,878
2.00%, 01/05/22	150	147,873
2.00%, 10/05/22	1,000	981,930
2.38%, 01/19/23	750	746,977
2.63%, 01/11/22	410	411,382
2.88%, 10/30/20	2,300	2,314,260

		38,370,129

U.S. Government Obligations — 45.6%
U.S. Treasury Note/Bond
1.13%, 12/31/19	1,200	1,184,427
1.13%, 03/31/20	4,000	3,935,530
1.13%, 04/30/20	5,000	4,915,265
1.13%, 02/28/21	11,750	11,432,805
1.13%, 06/30/21	10,500	10,181,530
1.13%, 08/31/21	8,000	7,735,600
1.13%, 09/30/21	3,500	3,383,321
1.25%, 03/31/19	3,320	3,313,424
1.25%, 02/29/20	3,500	3,451,361
1.25%, 03/31/21	2,000	1,950,370
1.25%, 10/31/21	8,900	8,618,632
1.25%, 07/31/23	3,500	3,323,020
1.38%, 02/28/19	4,730	4,726,193
1.38%, 12/15/19	9,800	9,700,898
1.38%, 02/29/20	3,400	3,357,468
1.38%, 03/31/20	6,300	6,216,038
1.38%, 04/30/20	6,800	6,705,883
1.38%, 05/31/20	1,841	1,813,947
1.38%, 08/31/20	13,100	12,874,316
1.38%, 09/30/20	11,250	11,046,052
1.38%, 01/31/21	4,200	4,110,570
1.38%, 04/30/21	4,000	3,905,873
1.38%, 05/31/21	8,000	7,804,753
1.38%, 06/30/23	7,000	6,688,100
1.38%, 08/31/23	39,000	37,202,781
1.38%, 09/30/23	50,800	48,419,119
1.50%, 04/15/20	7,500	7,410,298
1.50%, 05/15/20	10,400	10,267,568
1.50%, 05/31/20	7,500	7,401,733
1.50%, 06/15/20	1,500	1,479,769
1.50%, 01/31/22	1,700	1,654,190
1.50%, 02/28/23	30,000	28,911,654

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.50%, 03/31/23	$2,000	$1,925,706
1.63%, 03/31/19	1,500	1,497,944
1.63%, 04/30/19	2,090	2,085,918
1.63%, 12/31/19	7,060	7,000,366
1.63%, 03/15/20	1,500	1,484,738
1.63%, 06/30/20	6,000	5,926,822
1.63%, 07/31/20	20,000	19,741,892
1.63%, 11/30/20	2,100	2,067,893
1.63%, 08/15/22	3,500	3,404,264
1.63%, 08/31/22	2,500	2,430,968
1.63%, 11/15/22	10,000	9,706,668
1.63%, 04/30/23	25,000	24,180,202
1.63%, 05/31/23	6,000	5,798,722
1.75%, 10/31/20	18,300	18,068,056
1.75%, 11/15/20	2,000	1,974,538
1.75%, 12/31/20	13,700	13,521,057
1.75%, 11/30/21	3,300	3,237,924
1.75%, 02/28/22	2,400	2,351,521
1.75%, 03/31/22	6,000	5,875,670
1.75%, 04/30/22	6,700	6,557,600
1.75%, 05/15/22	6,750	6,603,923
1.75%, 05/31/22	2,500	2,445,648
1.75%, 06/30/22	500	488,971
1.75%, 09/30/22	6,000	5,856,657
1.75%, 01/31/23	18,000	17,529,268
1.75%, 05/15/23	16,000	15,547,585
1.88%, 12/31/19	6,800	6,758,508
1.88%, 06/30/20	13,250	13,134,255
1.88%, 12/15/20	4,000	3,957,007
1.88%, 11/30/21	5,000	4,922,465
1.88%, 01/31/22	7,500	7,378,262
1.88%, 02/28/22	6,500	6,392,216
1.88%, 03/31/22	7,200	7,080,120
1.88%, 04/30/22	5,250	5,158,206
1.88%, 05/31/22	2,800	2,749,983
1.88%, 07/31/22	1,000	981,419
1.88%, 08/31/22	10,500	10,299,094
1.88%, 09/30/22	5,500	5,394,013
2.00%, 07/31/20	23,500	23,325,279
2.00%, 09/30/20	11,000	10,911,783
2.00%, 11/30/20	28,100	27,854,950
2.00%, 02/28/21	15,000	14,858,192
2.00%, 05/31/21	12,800	12,665,482
2.00%, 08/31/21	10,500	10,380,957
2.00%, 10/31/21	6,500	6,423,279
2.00%, 11/15/21	8,700	8,597,011
2.00%, 12/31/21	7,746	7,653,699
2.00%, 07/31/22	3,200	3,153,709
2.00%, 10/31/22	14,200	13,978,192
2.00%, 11/30/22	5,500	5,412,984
2.00%, 02/15/23	8,000	7,864,724
2.13%, 08/31/20	25,000	24,855,814
2.13%, 01/31/21	6,500	6,456,239
2.13%, 06/30/21	4,000	3,969,577
2.13%, 08/15/21	20,300	20,132,696
2.13%, 09/30/21	3,000	2,975,152
2.13%, 12/31/21	5,000	4,957,344
2.13%, 06/30/22	7,400	7,325,704
2.13%, 12/31/22	23,300	23,029,707
2.25%, 03/31/20	5,000	4,983,167

131

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
2.25%, 03/31/21	$22,900		$22,797,250
2.25%, 04/30/21	3,500		3,483,763
2.38%, 12/31/20	4,000		3,992,445
2.38%, 01/31/23	6,000		5,986,592
2.50%, 03/31/23	8,000		8,018,856
2.63%, 07/31/20	4,500		4,508,087
2.63%, 08/15/20	6,190		6,200,878
2.63%, 11/15/20	16,000		16,035,941
2.63%, 05/15/21	12,000		12,042,757
2.63%, 07/15/21	3,000		3,012,220
2.63%, 02/28/23	5,500		5,540,086
2.75%, 02/15/19	3,500		3,500,274
2.75%, 09/15/21	5,000		5,039,025
2.75%, 04/30/23	13,800		13,971,477
2.75%, 07/31/23	16,500		16,716,485
2.75%, 08/31/23	12,000		12,164,251
3.13%, 05/15/21	24,000		24,351,949
3.50%, 05/15/20	10,000		10,121,769
3.63%, 02/15/20	12,300		12,430,628
3.63%, 02/15/21	2,000		2,045,819
7.13%, 02/15/23	6,500		7,657,602
7.25%, 08/15/22	1,000		1,160,915
7.88%, 02/15/21	4,600		5,089,083
8.00%, 11/15/21	1,000		1,147,855
8.75%, 08/15/20	10,000		10,932,992
8.88%, 02/15/19	1,000		1,002,412

			1,017,355,609

Total U.S. Government & Agency Obligations — 54.2% (Cost: $1,210,150,910)			1,208,588,860

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(i)(j)	16		15,264

Total Common Stocks — 0.0% (Cost $15,264)			15,264

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(i)(j)	0	(o)	97

Total Preferred Stocks — 0.0% (Cost $98)			97

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 11/20/22)(i)(j)	0	(o)	—

Total Warrants — 0.0% (Cost $0)			—

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(p)(q)	54,572	$54,588,653
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(p)(q)(r)	26,880	26,879,784

		81,468,437

Total Short-Term Investments — 3.6% (Cost: $81,455,263)		81,468,437

Total Investments in Securities — 102.8% (Cost: $2,301,859,998)		2,293,367,198

Other Assets, Less Liabilities — (2.8)%		(63,542,034)

Net Assets — 100.0%		$2,229,825,164

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(g)	Perpetual security with no stated maturity date.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Non-income producing security.
(k)	Zero-coupon bond.
(l)	Investments are denominated in U.S. dollars.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	TBA transaction.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period-end.
(r)	All or a portion of this security was purchased with cash collateral received from loaned securities.

132

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core 1-5 Year USD Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	83,978	—	(29,406	)(a)	54,572	$54,588,653	$367,148		$(1,095)	$1,778
BlackRock Cash Funds: Treasury, SL Agency Shares	28,616	—	(1,736	)(a)	26,880	26,879,784	59,851	(b)	—	—
PNC Bank N.A.
2.15%, 04/29/21(c)	250	—	—		250	N/A	1,285		—	3,102
2.40%, 10/18/19(c)	—	—	—		—	N/A	37		—	(3)
2.50%, 01/22/21(c)	250	—	—		250	N/A	1,713		—	2,199
2.63%, 02/17/22(c)	850	—	—		850	N/A	5,977		—	12,411
2.70%, 11/01/22(c)	350	—	—		350	N/A	2,777		—	6,029
3.50%, 06/08/23(c)	500	—	—		500	N/A	4,472		—	10,019
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20(c)	100	50	—		150	N/A	815		—	1,131
5.13%, 02/08/20(c)	400	—	—		400	N/A	2,252		—	2,249

						$81,468,437	$446,327		$(1,095)	$38,915

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Asset-Backed Securities	$—	$22,129,899	$—		$22,129,899
Collaterized Mortgage Obligations	—	15,177,792	—		15,177,792
Corporate Bonds & Notes	—	803,550,453	—		803,550,453
Foreign Government Obligations	—	161,699,160	—		161,699,160
Municipal Debt Obligations	—	737,236	—		737,236
U.S. Government & Agency Obligations	—	1,208,588,860	—		1,208,588,860
Common Stocks	—	—	15,264		15,264
Preferred Stocks	—	—	97		97
Warrants	—	—	0	(a)	0	(a)
Money Market Funds	81,468,437	—	—		81,468,437

	$81,468,437	$2,211,883,400	$15,361		$2,293,367,198

(a)	Rounds to less than $1.

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
RB	Revenue Bond

133

Schedule of Investments (unaudited) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.6%
APT Pipelines Ltd.
2.00%, 03/22/27(a)	EUR	100	$114,351
3.50%, 03/22/30(a)	GBP	100	136,475
Aurizon Network Pty Ltd., 2.00%, 09/18/24(a)	EUR	100	118,470
Ausgrid Finance Pty Ltd., 3.75%, 10/30/24 (Call 07/30/24)(a)	AUD	200	147,781
AusNet Services Holdings Pty Ltd.
1.50%, 02/26/27(a)	EUR	100	116,798
3.00%, 02/13/24(a)	EUR	200	254,644
Australia & New Zealand Banking Group Ltd.
0.38%, 11/19/19(a)	EUR	100	115,279
0.45%, 11/22/23(a)	EUR	200	230,601
0.75%, 09/29/26(a)	EUR	200	224,978
BHP Billiton Finance Ltd.
5.63%, 10/22/79 (Call 10/22/24)(a)(b)(c)	EUR	100	133,973
Series 09, 2.25%, 09/25/20(a)	EUR	100	119,023
Series 11, 3.25%, 09/25/24(a)	GBP	150	213,904
Series 12, 4.30%, 09/25/42	GBP	100	168,749
Commonwealth Bank of Australia
0.50%, 07/11/22(a)	EUR	200	230,422
0.50%, 07/27/26(a)	EUR	100	113,202
0.75%, 11/04/21(a)	EUR	300	350,930
1.94%, 10/03/29 (Call 10/03/24)(a)(b)(c)	EUR	100	111,049
2.75%, 11/17/21(a)	AUD	200	146,666
3.00%, 09/04/26(a)	GBP	100	143,003
3.75%, 10/18/19	AUD	200	147,116
Macquarie Bank Ltd., Series GDIP, 1.13%, 01/20/22(a)	EUR	100	117,052
National Australia Bank Ltd.
0.25%, 03/28/22(a)	EUR	100	115,306
0.30%, 10/31/25(a)	CHF	150	150,674
0.35%, 09/07/22(a)	EUR	100	114,411
0.63%, 08/30/23(a)	EUR	150	172,291
0.88%, 11/16/22(a)	EUR	200	235,399
1.38%, 06/27/22(a)	GBP	200	259,862
2.25%, 06/06/25(a)	EUR	100	127,132
4.25%, 05/20/19(a)	AUD	100	73,298
Origin Energy Finance Ltd., 2.88%, 10/11/19(a)	EUR	100	116,834
Pacific National Finance Pty Ltd., 5.25%, 05/19/25	AUD	50	38,526
Scentre Group Trust 1/Scentre Group Trust 2, 1.38%, 03/22/23 (Call 12/22/22)(a)	EUR	150	176,821
Telstra Corp. Ltd.
3.50%, 09/21/22(a)	EUR	250	318,019
4.00%, 09/16/22(a)	AUD	50	37,727
Transurban Finance Co. Pty Ltd., 2.00%, 08/28/25 (Call 05/28/25)(a)	EUR	100	119,601
Wesfarmers Ltd., 3.66%, 11/18/20(a)	AUD	100	74,285
Westpac Banking Corp.
0.38%, 03/05/23(a)	EUR	200	227,929
0.50%, 05/17/24(a)	EUR	200	230,527
0.50%, 01/16/25(a)	EUR	200	229,492
1.13%, 09/05/27(a)	EUR	200	231,654
1.50%, 03/24/21(a)	EUR	100	118,504
3.25%, 01/22/20	AUD	100	73,450
Series ., 3.25%, 11/16/23	AUD	100	73,620

			6,769,828

Austria — 0.3%
Autobahnen- und Schnellstrassen-Finanzierungs-AG, 1.38%, 04/09/21(a)	EUR	300	357,350

Security	Par (000)		Value

Austria (continued)
Erste Group Bank AG
0.63%, 04/17/26(a)	EUR	200	$231,900
3.50%, 02/08/22	EUR	100	127,046
HYPO NOE Gruppe Bank AG, 0.38%, 04/04/23(a)	EUR	200	231,844
Hypo Tirol Bank AG, 0.50%, 02/11/21(a)	EUR	100	115,995
Hypo Vorarlberg Bank AG, 0.63%, 07/17/26(a)	EUR	100	115,441
Novomatic AG, 1.63%, 09/20/23	EUR	25	28,738
OeBB Infrastruktur AG
1.00%, 11/18/24(a)	EUR	50	60,305
3.38%, 05/18/32(a)	EUR	50	74,412
3.50%, 10/19/20(a)	EUR	600	734,060
OeBB-Infrastruktur AG, 3.00%, 10/24/33	EUR	100	144,849
Oesterreichische Kontrollbank AG
0.25%, 09/26/24(a)	EUR	200	230,924
0.75%, 03/07/22(a)	GBP	100	129,678
OMV AG
2.88%, (Call 06/19/24)(a)(b)(c)(d)	EUR	100	114,332
4.25%, 10/12/21(a)	EUR	130	165,461
5.25%, (Call 12/09/21)(a)(b)(c)(d)	EUR	150	189,250
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.38%, 09/13/24(a)	EUR	200	231,101
0.63%, 08/28/26	EUR	100	115,583
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR	100	117,768
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26 (Call 09/07/26)(a)	EUR	100	116,552
UniCredit Bank Austria AG, 4.13%, 02/24/21(a)	EUR	100	124,753

			3,757,342

Belgium — 0.4%
Anheuser-Busch InBev Finance Inc., Series MPLE, 2.60%, 05/15/24 (Call 03/15/24)	CAD	150	110,592
Anheuser-Busch InBev SA/NV
0.63%, 03/17/20(a)	EUR	100	115,482
0.80%, 04/20/23(a)	EUR	50	58,263
0.88%, 03/17/22(a)	EUR	100	116,696
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR	300	339,660
2.00%, 03/17/28(a)	EUR	150	178,672
2.25%, 05/24/29(a)	GBP	100	123,527
2.75%, 03/17/36(a)	EUR	200	237,793
2.85%, 05/25/37(a)	GBP	100	121,413
4.00%, 06/02/21(a)	EUR	200	249,873
ASR Nederland NV, 5.00%, (Call 09/30/24)(a)(b)(c)(d)	EUR	100	121,257
Belfius Bank SA/NV
0.13%, 09/14/26(a)	EUR	200	221,882
1.38%, 06/05/20(a)	EUR	100	117,174
BNP Paribas Fortis SA, 0.63%, 10/04/25	EUR	100	115,930
Dexia Credit Local SA, 0.63%, 01/21/22(a)	EUR	600	700,910
Elia System Operator SA/NV, 1.50%, 09/05/28 (Call 06/05/28)(a)	EUR	100	115,109
Euroclear Investments SA, 1.50%, 04/11/30(a)	EUR	100	116,231
FBG Finance Pty Ltd., 3.75%, 09/06/24(a)	AUD	100	73,588
Flemish Community (The), 0.38%, 10/13/26(a)	EUR	100	113,272
FLUVIUS System Operator CVBA, 1.75%, 12/04/26(a)	EUR	100	122,159
ING Belgium SA, 0.75%, 09/28/26(a)	EUR	200	232,712
KBC Bank NV
0.45%, 01/22/22(a)	EUR	100	116,476
2.00%, 01/31/23(a)	EUR	100	123,598

134

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Belgium (continued)
KBC Group NV
0.75%, 03/01/22(a)	EUR	200	$230,100
0.75%, 10/18/23(a)	EUR	100	114,004

			4,286,373

Canada — 1.6%
407 International Inc.
2.43%, 05/04/27 (Call 02/04/27)	CAD	200	147,011
2.47%, 09/08/22 (Call 08/08/22)	CAD	300	225,917
3.83%, 05/11/46 (Call 11/11/45)	CAD	100	78,642
3.98%, 09/11/52 (Call 06/11/52)	CAD	25	20,073
Alimentation Couche-Tard Inc., 3.06%, 07/26/24 (Call 05/26/24)	CAD	150	112,354
AltaGas Ltd., 3.98%, 10/04/27 (Call 07/04/27)	CAD	150	112,482
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD	50	38,639
3.99%, 06/30/42	CAD	200	160,985
Bank of Montreal
0.20%, 01/26/23(a)	EUR	150	172,517
0.75%, 09/21/22(a)	EUR	150	176,212
2.27%, 07/11/22	CAD	200	150,653
2.57%, 06/01/27 (Call 06/01/22)(a)(b)(c)	CAD	200	149,937
2.70%, 09/11/24	CAD	200	152,016
2.70%, 12/09/26	CAD	50	37,615
2.84%, 06/04/20	CAD	100	76,640
2.89%, 06/20/23	CAD	200	153,653
3.19%, 03/01/28	CAD	200	155,235
3.40%, 04/23/21	CAD	200	155,375
Bank of Nova Scotia (The)
0.25%, 09/28/22(a)	EUR	300	346,262
0.38%, 04/06/22(a)	EUR	200	230,504
0.38%, 03/10/23(a)	EUR	150	173,720
1.83%, 04/27/22	CAD	300	223,014
1.90%, 12/02/21	CAD	100	74,806
2.09%, 09/09/20	CAD	200	151,542
2.27%, 01/13/20	CAD	100	76,155
2.29%, 06/28/24	CAD	200	148,735
3.10%, 02/02/28	CAD	200	153,936
3.37%, 12/08/25 (Call 12/08/20)(a)(b)(c)	CAD	100	76,920
bcIMC Realty Corp., 3.00%, 03/31/27 (Call 12/31/26)	CAD	100	76,073
Bell Canada Inc.
2.70%, 02/27/24 (Call 12/27/23)	CAD	100	74,717
3.00%, 10/03/22 (Call 09/03/22)	CAD	50	38,215
3.55%, 03/02/26 (Call 12/02/25)	CAD	100	77,157
3.60%, 09/29/27 (Call 06/29/27)	CAD	200	152,849
3.80%, 08/21/28 (Call 05/21/28)	CAD	100	77,501
4.35%, 12/18/45 (Call 06/18/45)(a)	CAD	200	149,381
Series M-26, 3.35%, 03/22/23 (Call 12/22/22)	CAD	100	77,239
Brookfield Asset Management Inc., 4.54%, 03/31/23	CAD	150	119,057
Brookfield Renewable Partners ULC, 3.75%, 06/02/25 (Call 03/02/25)	CAD	200	153,121
Bruce Power LP, 4.13%, 06/21/33 (Call 03/21/33)	CAD	100	75,246
Canadian Imperial Bank of Commerce
0.25%, 01/28/20(a)	EUR	200	230,392
0.75%, 03/22/23(a)	EUR	200	232,767
2.04%, 03/21/22	CAD	100	74,919
2.47%, 12/05/22	CAD	200	151,249
2.97%, 07/11/23	CAD	200	153,965
3.45%, 04/04/28 (Call 04/04/23)(b)(c)	CAD	500	382,849
Canadian National Railway Co., 3.20%, 07/31/28 (Call 04/30/28)	CAD	500	388,685

Security	Par (000)		Value

Canada (continued)
Canadian Natural Resources Ltd., 3.42%, 12/01/26 (Call 09/01/26)	CAD	100	$75,290
Canadian Tire Corp. Ltd., 3.17%, 07/06/23 (Call 06/06/23)	CAD	200	152,290
Choice Properties Real Estate Investment Trust, 3.55%, 01/10/25 (Call 11/10/24)	CAD	600	456,983
CI Financial Corp., 3.52%, 07/20/23 (Call 06/20/23)	CAD	200	152,469
CPPIB Capital Inc., 0.38%, 06/20/24(a)	EUR	250	288,853
CU Inc.
3.55%, 11/22/47 (Call 05/22/47)	CAD	200	149,547
3.96%, 07/27/45 (Call 01/27/45)	CAD	25	20,040
4.72%, 09/09/43 (Call 03/09/43)	CAD	100	89,280
Enbridge Gas Distribution Inc., 4.00%, 08/22/44 (Call 02/22/44)(a)	CAD	50	39,923
Enbridge Inc., 4.24%, 08/27/42	CAD	100	73,069
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD	150	116,480
5.33%, 04/06/40	CAD	50	43,485
EPCOR Utilities Inc., 3.55%, 11/27/47 (Call 05/27/47)	CAD	100	74,802
Fairfax Financial Holdings Ltd., 4.50%, 03/22/23	CAD	100	79,389
Federation des Caisses Desjardins du Quebec
0.38%, 05/30/23(a)	EUR	100	115,516
2.09%, 01/17/22	CAD	200	150,226
First Capital Realty Inc., Series R, 4.79%, 08/30/24	CAD	200	161,974
Fortis Inc./Canada, 2.85%, 12/12/23 (Call 10/12/23)	CAD	50	37,879
FortisBC Energy Inc., 3.67%, 04/09/46 (Call 10/08/45)	CAD	200	153,639
Granite REIT Holdings LP, Series 3, 3.87%, 11/30/23 (Call 09/30/23)	CAD	50	38,750
Greater Toronto Airports Authority
1.51%, 02/16/21	CAD	100	74,834
3.26%, 06/01/37 (Call 12/01/36)	CAD	150	112,785
Great-West Lifeco Inc.
2.50%, 04/18/23(a)	EUR	100	123,468
3.34%, 02/28/28 (Call 11/28/27)	CAD	200	155,134
Honda Canada Finance Inc., 3.18%, 08/28/23	CAD	200	153,788
HSBC Bank Canada
2.17%, 06/29/22	CAD	150	112,027
2.54%, 01/31/23	CAD	200	150,686
2.91%, 09/29/21	CAD	100	76,621
Husky Energy Inc., 3.60%, 03/10/27 (Call 12/10/26)	CAD	200	151,994
Hydro One Inc.
2.77%, 02/24/26 (Call 11/26/25)	CAD	150	112,795
2.97%, 06/26/25 (Call 04/26/25)	CAD	150	114,800
3.72%, 11/18/47 (Call 05/18/47)	CAD	50	38,074
4.59%, 10/09/43 (Call 04/09/43)	CAD	200	173,662
6.93%, 06/01/32	CAD	130	133,498
IGM Financial Inc., 4.12%, 12/09/47 (Call 06/09/47)	CAD	200	147,391
Inter Pipeline Ltd., 3.48%, 12/16/26 (Call 09/16/26)	CAD	100	75,034
Keyera Corp., 3.93%, 06/21/28 (Call 03/21/28)	CAD	200	153,712
Laurentian Bank of Canada, 3.45%, 06/27/23	CAD	200	152,439
Loblaw Companies Ltd., 4.49%, 12/11/28 (Call 09/11/28)	CAD	150	120,853
Lower Mattagami Energy LP, 3.42%, 06/20/24	CAD	300	236,414
Manufacturers life Insurance Co. (The), 3.18%, 11/22/27 (Call 11/22/22)(a)(b)(c)	CAD	50	38,493
Manulife Financial Corp.
3.05%, 08/20/29 (Call 08/20/24)(b)(c)	CAD	50	37,601
3.32%, 05/09/28 (Call 05/09/23)(b)(c)	CAD	500	382,883
Metro Inc., 3.39%, 12/06/27 (Call 09/06/27)	CAD	150	112,435
National Bank of Canada
0.00%, 09/29/23(a)(e)	EUR	100	113,685
2.11%, 03/18/22	CAD	100	75,077

135

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Canada (continued)
North West Redwater Partnership/NWR Financing Co. Ltd.
4.05%, 07/22/44 (Call 01/24/44)(a)	CAD	150	$116,744
Series G, 4.75%, 06/01/37 (Call 12/01/36)(a)	CAD	50	42,450
Series J, 2.80%, 06/01/27 (Call 03/01/27)	CAD	200	146,995
Nouvelle Autoroute 30 Financement Inc., 3.75%, 03/31/33	CAD	150	118,934
OMERS Realty Corp., 3.63%, 06/05/30 (Call 03/05/30)	CAD	200	158,555
Ontario Power Generation Inc., 4.25%, 01/18/49 (Call 07/18/48)	CAD	100	79,787
Pembina Pipeline Corp.
2.99%, 01/22/24 (Call 11/22/23)	CAD	200	150,365
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD	25	19,314
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD	150	114,895
Rogers Communications Inc.
6.11%, 08/25/40 (Call 02/25/40)	CAD	25	23,373
6.56%, 03/22/41 (Call 09/22/40)	CAD	200	197,041
Royal Bank of Canada
0.63%, 09/10/25(a)	EUR	200	232,157
1.40%, 04/26/19(a)	CAD	300	228,121
1.58%, 09/13/21	CAD	150	111,585
1.63%, 08/04/20(a)	EUR	150	176,778
1.92%, 07/17/20	CAD	200	151,365
2.33%, 12/05/23	CAD	150	112,478
3.30%, 09/26/23	CAD	200	155,137
3.45%, 09/29/26 (Call 09/29/21)(b)(c)	CAD	400	309,124
Saputo Inc., 2.83%, 11/21/23 (Call 09/21/23)	CAD	100	75,228
Shaw Communications Inc.
4.40%, 11/02/28 (Call 08/02/28)	CAD	150	118,125
6.75%, 11/09/39	CAD	50	47,006
Sun Life Financial Inc., 3.05%, 09/19/28 (Call 09/19/23)(b)(c)	CAD	50	38,114
Suncor Energy Inc., 3.00%, 09/14/26 (Call 06/14/26)	CAD	150	112,156
TELUS Corp.
2.35%, 03/28/22 (Call 02/28/22)	CAD	100	75,140
3.35%, 04/01/24 (Call 01/02/24)	CAD	100	77,050
3.75%, 01/17/25 (Call 10/17/24)	CAD	200	156,712
3.75%, 03/10/26 (Call 12/10/25)	CAD	150	117,182
4.75%, 01/17/45 (Call 07/17/44)	CAD	100	78,208
Toronto Hydro Corp., 2.52%, 08/25/26 (Call 05/25/26)	CAD	200	149,710
Toronto-Dominion Bank (The)
0.25%, 04/27/22(a)	EUR	100	115,540
0.50%, 04/03/24(a)	EUR	200	232,044
0.63%, 07/29/19(a)	EUR	100	115,236
0.63%, 07/20/23(a)	EUR	150	173,679
0.63%, 06/06/25(a)	EUR	200	232,381
1.91%, 07/18/23	CAD	100	73,803
1.99%, 03/23/22	CAD	250	187,236
2.05%, 03/08/21	CAD	300	226,678
2.98%, 09/30/25 (Call 09/30/20)(b)(c)	CAD	25	19,126
3.01%, 05/30/23	CAD	200	154,528
3.23%, 07/24/24	CAD	200	156,345
3.59%, 09/14/28 (Call 09/14/23)(b)(c)	CAD	200	154,604
4.86%, 03/04/31 (Call 03/04/26)(b)(c)	CAD	200	165,848
Toyota Credit Canada Inc., 3.04%, 07/12/23	CAD	200	153,331
TransCanada PipeLines Ltd.
3.39%, 03/15/28 (Call 12/15/27)	CAD	150	113,773
4.35%, 06/06/46 (Call 12/06/45)	CAD	250	190,398
Union Gas Ltd., 4.88%, 06/21/41 (Call 12/21/40)	CAD	150	134,751
Wells Fargo Canada Corp., 3.04%, 01/29/21	CAD	50	38,434

			18,744,563

Security	Par (000)		Value

China — 0.0%
State Grid Overseas Investment 2016 Ltd., 1.38%, 05/02/25(a)	EUR	200	$227,179

Czech Republic — 0.1%
CEZ AS
0.88%, 11/21/22 (Call 08/21/22)(a)	EUR	300	344,927
4.50%, 06/29/20(a)	EUR	200	242,984

			587,911

Denmark — 0.3%
AP Moller - Maersk A/S, 1.50%, 11/24/22(a)	EUR	100	117,799
AP Moller - Maersk AS, 1.75%, 03/16/26 (Call 12/16/25)(a)	EUR	100	110,296
Carlsberg Breweries A/S, 0.50%, 09/06/23 (Call 06/06/23)(a)	EUR	150	171,302
Danske Bank A/S
0.13%, 02/14/22(a)	EUR	100	115,079
0.38%, 09/08/20(a)	EUR	150	173,598
0.75%, 05/04/20(a)	EUR	100	115,340
0.88%, 05/22/23(a)	EUR	100	110,784
3.75%, 06/23/22(a)	EUR	200	258,075
4.13%, 11/26/19	EUR	50	59,400
DLR Kredit AS, Series B, 1.00%, 10/01/22(a)	DKK	1,500	238,941
ISS Global AS, 2.13%, 12/02/24 (Call 09/02/24)(a)	EUR	200	242,422
Jyske Realkredit AS
0.25%, 07/01/23(a)	EUR	300	345,216
0.50%, 10/01/26(a)	EUR	100	113,814
Nordea Kredit Realkreditaktieselskab
Series C2, 3.00%, 10/01/44	DKK	292	48,400
Series CT2, 1.00%, 10/01/22(f)	DKK	1,500	239,287
Nykredit Realkredit A/S
0.38%, 06/16/20(a)	EUR	200	229,455
Series 13H, 1.00%, 07/01/21(a)	DKK	1,000	158,246
Orsted A/S
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR	100	116,393
5.75%, 04/09/40(a)	GBP	50	94,072

			3,057,919

Finland — 0.2%
Citycon Treasury BV, 2.38%, 09/16/22 (Call 06/16/22)(a)	EUR	100	118,619
Nordea Bank AB
0.88%, 06/26/23(a)	EUR	250	286,403
4.00%, 07/11/19(a)	EUR	100	116,854
4.00%, 03/29/21(a)	EUR	150	184,644
Nordea Mortgage Bank PLC
0.25%, 02/28/23(a)	EUR	200	231,218
0.25%, 11/21/23(a)	EUR	200	230,738
1.38%, 02/28/33(a)	EUR	100	118,607
4.00%, 02/10/21(a)	EUR	200	248,864
Series FI43, 1.00%, 11/05/24(a)	EUR	150	179,641
OP Corporate Bank PLC
0.38%, 10/11/22(a)	EUR	100	114,546
0.38%, 08/29/23(a)	EUR	150	170,827
0.88%, 06/21/21(a)	EUR	200	232,930
OP Mortgage Bank
0.25%, 11/23/20(a)	EUR	100	115,756
0.25%, 03/13/24(a)	EUR	100	115,233
0.63%, 09/01/25(a)	EUR	200	233,242
Sampo OYJ, 1.00%, 09/18/23(a)	EUR	200	231,897

			2,930,019

France — 3.8%
Accor SA, 1.25%, 01/25/24(a)	EUR	200	230,869

136

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

France (continued)
Aeroports de Paris
2.13%, 10/11/38 (Call 07/11/38)(a)	EUR 100	$121,264
4.00%, 07/08/21	EUR 200	251,535
Air Liquide Finance SA, 1.88%, 06/05/24(a)	EUR 200	246,642
Airbus Group Finance BV, 0.88%, 05/13/26 (Call 02/13/26)(a)	EUR 200	229,813
APRR SA
1.25%, 01/06/27 (Call 10/06/26)(a)	EUR 100	117,906
1.88%, 01/15/25 (Call 10/15/24)(a)	EUR 200	245,176
Arkea Home Loans SFH, 2.38%, 07/11/23(a)	EUR 100	125,820
Arkea Home Loans SFH SA, 0.75%, 10/05/27(a)	EUR 200	229,949
Arkema SA, 1.50%, 04/20/27 (Call 01/20/27)(a)	EUR 200	230,435
Auchan Holding SA, 1.75%, 04/23/21(a)	EUR 200	233,299
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)(a)	EUR 200	231,578
1.38%, 06/27/28 (Call 03/27/28)(a)	EUR 100	115,277
5.63%, 07/04/22	EUR 200	271,858
AXA Bank Europe SCF
0.13%, 03/14/22(a)	EUR 100	115,211
0.50%, 04/18/25(a)	EUR 200	230,839
AXA SA
3.25%, 05/28/49 (Call 05/28/29)(a)(b)(c)	EUR 150	172,140
3.94%, (Call 11/07/24)(a)(b)(c)(d)	EUR 100	122,233
5.25%, 04/16/40 (Call 04/16/20)(a)(b)(c)	EUR 50	60,547
5.45%, (Call 03/04/26)(a)(b)(c)(d)	GBP 200	274,940
6.69%, (Call 07/06/26)(b)(c)(d)	GBP 50	73,856
Banque Federative du Credit Mutuel SA
0.50%, 11/16/22(a)	EUR 400	459,806
1.25%, 01/14/25(a)	EUR 300	352,214
1.63%, 01/19/26(a)	EUR 100	119,888
1.63%, 11/15/27(a)	EUR 100	108,512
2.38%, 03/24/26(a)	EUR 100	117,187
4.00%, 10/22/20(a)	EUR 100	122,017
4.13%, 07/20/20(a)	EUR 200	243,356
BNP Paribas Cardif SA, 1.00%, 11/29/24(a)	EUR 300	326,868
BNP Paribas Home Loan SFH SA
0.38%, 07/22/24(a)	EUR 200	231,402
1.38%, 06/17/20(a)	EUR 200	234,536
3.75%, 01/11/21(a)	EUR 100	123,525
BNP Paribas SA
0.75%, 11/11/22(a)	EUR 350	407,419
1.13%, 10/10/23(a)	EUR 350	401,676
1.13%, 11/22/23(a)	EUR 200	228,992
1.50%, 11/17/25(a)	EUR 200	229,095
2.38%, 05/20/24(a)	EUR 50	62,741
2.63%, 10/14/27 (Call 10/14/22)(a)(b)(c)	EUR 100	118,623
2.88%, 03/20/26 (Call 03/20/21)(a)(b)(c)	EUR 100	118,371
2.88%, 10/01/26(a)	EUR 100	120,077
Bouygues SA, 4.50%, 02/09/22(a)	EUR 200	257,912
BPCE SA
0.38%, 10/05/23(a)	EUR 300	339,846
0.63%, 09/26/23(a)	EUR 100	114,829
1.13%, 12/14/22(a)	EUR 200	235,406
1.13%, 01/18/23(a)	EUR 300	345,963
2.75%, 11/30/27 (Call 11/30/22)(a)(b)(c)	EUR 100	119,717
5.25%, 04/16/29(a)	GBP 100	152,755
BPCE SFH SA
0.38%, 02/10/23(a)	EUR 200	232,017
1.00%, 06/08/29(a)	EUR 200	231,425
1.75%, 06/27/24(a)	EUR 200	247,744

Security	Par (000)	Value

France (continued)
Caisse Centrale du Credit Immobilier de France SA
0.13%, 03/01/21(a)	EUR 100	$115,448
1.13%, 04/22/19(a)	EUR 100	115,097
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.00%, 01/23/27	EUR 100	135,126
Capgemini SA, 0.50%, 11/09/21 (Call 08/09/21)(a)	EUR 100	115,290
Carmila SA, 2.38%, 09/18/23 (Call 06/18/23)(a)	EUR 100	118,536
Carrefour SA
1.75%, 07/15/22 (Call 04/15/22)(a)	EUR 400	475,613
4.00%, 04/09/20(a)	EUR 50	60,014
Cie de Financement Foncier SA, Series DOM, 0.88%, Series DOM, 09/11/28(a)	EUR 700	806,154
Cie. de Financement Foncier SA
0.23%, 09/14/26(a)	EUR 100	111,592
0.38%, 09/17/19	EUR 100	115,218
0.38%, 12/11/24(a)	EUR 200	229,765
0.63%, 02/10/23(a)	EUR 300	350,958
0.75%, 05/29/26(a)	EUR 300	348,555
2.25%, 10/13/21(a)	CHF 400	432,594
4.00%, 10/24/25(a)	EUR 100	141,573
4.25%, 01/19/22(a)	EUR 300	387,667
4.38%, 04/15/21(a)	EUR 100	126,096
Cie. de Saint-Gobain
4.50%, 09/30/19(a)	EUR 100	118,178
4.63%, 10/09/29(a)	GBP 100	151,227
Cie. Generale des Etablissements Michelin SCA, 2.50%, 09/03/38 (Call 06/03/38)(a)	EUR 100	123,641
CIF Euromortgage SA, 4.13%, 01/19/22(a)	EUR 200	257,591
CNP Assurances
2.75%, 02/05/29	EUR 200	230,484
4.00%, (Call 11/18/24)(a)(b)(c)(d)	EUR 100	120,931
Coentreprise de Transport d'Electricite SA, 0.88%, 09/29/24 (Call 06/29/24)(a)	EUR 200	230,442
Covivio, 1.50%, 06/21/27 (Call 03/21/27)(a)	EUR 300	325,932
Credit Agricole Assurances SA
4.25%, (Call 01/13/25)(a)(b)(c)(d)	EUR 100	117,920
4.75%, 09/27/48 (Call 09/27/28)(a)(b)(c)	EUR 100	123,925
Credit Agricole Home Loan SFH SA
0.13%, 08/28/20(a)	EUR 200	230,809
0.38%, 10/21/21(a)	EUR 150	174,463
0.38%, 09/30/24(a)	EUR 300	345,846
0.50%, 04/03/25(a)	EUR 100	115,688
0.63%, 11/28/22(a)	EUR 400	469,110
0.75%, 05/05/27(a)	EUR 100	115,664
1.38%, 02/03/32(a)	EUR 200	236,847
1.50%, 09/28/38(a)	EUR 100	116,334
Credit Agricole Public Sector SCF SA, 1.88%, 06/07/23(a)	EUR 200	247,025
Credit Agricole SA
2.63%, 03/17/27(a)	EUR 200	240,014
3.90%, 04/19/21(a)	EUR 50	61,892
Series 2, 0.84%, 06/09/27(a)	JPY 100,000	889,764
Credit Agricole SA/London
0.75%, 12/01/22(a)	EUR 300	348,727
0.88%, 01/19/22(a)	EUR 200	233,573
1.38%, 03/13/25(a)	EUR 300	343,839
2.38%, 11/27/20(a)	EUR 100	119,712
Credit Mutuel - CIC Home Loan SFH SA
1.00%, 04/30/28(a)	EUR 200	234,192
3.13%, 09/09/20(a)	EUR 200	241,701

137

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

France (continued)
Credit Mutuel Arkea SA, 1.88%, 10/25/29
(Call 10/25/24)(a)(b)(c)	EUR 200	$213,745
Credit Mutuel-CIC Home Loan SFH SA
0.38%, 09/12/22(a)	EUR 400	464,612
1.13%, 02/06/19(a)	EUR 100	114,754
1.75%, 06/19/24(a)	EUR 100	123,793
Danone SA
0.71%, 11/03/24 (Call 08/03/24)(a)	EUR 500	574,017
1.25%, 05/30/24 (Call 02/29/24)(a)	EUR 100	118,553
3.60%, 11/23/20(a)	EUR 250	305,078
Dexia Credit Local SA
0.04%, 12/11/19(a)	EUR 50	57,523
0.25%, 03/19/20(a)	EUR 50	57,691
0.25%, 06/02/22(a)	EUR 150	173,222
0.25%, 06/01/23(a)	EUR 400	459,655
0.50%, 01/17/25(a)	EUR 300	345,505
0.63%, 02/03/24(a)	EUR 100	116,590
1.63%, 12/08/23(a)	GBP 100	131,969
2.00%, 01/22/21(a)	EUR 300	358,920
2.13%, 02/12/25(a)	GBP 100	134,484
Edenred, 1.38%, 03/10/25 (Call 12/10/24)(a)	EUR 100	115,331
Electricite de France SA
1.88%, 10/13/36 (Call 07/13/36)(a)	EUR 100	107,357
2.75%, 03/10/23(a)	EUR 100	125,229
4.50%, 11/12/40(a)	EUR 350	527,527
5.38%, (Call 01/29/25)(a)(b)(c)(d)	EUR 100	121,763
5.50%, 10/17/41(a)	GBP 100	170,015
6.00%, (Call 01/29/26)(a)(b)(c)(d)	GBP 100	132,367
6.13%, 06/02/34(a)	GBP 400	709,701
6.25%, 05/30/28(a)	GBP 100	170,402
Engie SA
0.88%, 03/27/24 (Call 12/27/23)(a)	EUR 400	466,172
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR 200	231,108
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR 100	112,922
4.75%, (Call 07/10/21)(a)(b)(c)(d)	EUR 200	247,310
5.00%, 10/01/60(a)	GBP 50	97,154
7.00%, 10/30/28	GBP 50	92,712
ENGIE SA SR UNSECURED REGS 09/25 0.875, 0.88%, 09/19/25 (Call 06/19/25)(a)	EUR 200	230,447
Gecina SA, 1.38%, 01/26/28 (Call 10/26/27)(a)	EUR 200	225,818
Holding d'Infrastructures de Transport SAS, 0.63%, 03/27/23 (Call 12/27/22)(a)	EUR 300	334,545
HSBC France SA, 0.20%, 09/04/21(a)	EUR 200	229,600
HSBC SFH France SA, 0.50%, 04/17/25(a)	EUR 200	231,291
ICADE, 1.13%, 11/17/25 (Call 08/17/25)(a)	EUR 200	221,926
Imerys SA, 1.50%, 01/15/27 (Call 10/15/26)(a)	EUR 100	110,658
Indigo Group SAS, 1.63%, 04/19/28 (Call 01/19/28)(a)	EUR 100	112,263
Inmobiliaria Colonial Socimi SA, 2.00%, 04/17/26(a)	EUR 300	338,803
Kering, 2.50%, 07/15/20(a)	EUR 100	118,685
Klepierre, 1.00%, 04/17/23 (Call 01/17/23)(a)	EUR 500	584,356
La Banque Postale Home Loan SFH
0.50%, 01/18/23(a)	EUR 50	58,306
1.00%, 10/04/28(a)	EUR 200	233,671
La Banque Postale SA
2.00%, 07/13/28(a)	EUR 100	117,871
4.38%, 11/30/20(a)	EUR 100	123,158
La Poste SA, 1.13%, 06/04/25(a)	EUR 100	118,195
LVMH Moet Hennessy Louis Vuitton SE, 0.75%, 05/26/24 (Call 02/26/24)(a)	EUR 250	289,935

Security	Par (000)	Value

France (continued)
Orange SA
0.88%, 02/03/27 (Call 11/03/26)(a)	EUR 300	$333,543
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR 400	454,340
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR 100	116,078
3.25%, 01/15/32 (Call 10/15/31)(a)	GBP 100	135,011
3.88%, 01/14/21(a)	EUR 100	123,070
4.00%, (Call 10/01/21)(a)(b)(c)(d)	EUR 200	243,280
5.00%, (Call 10/01/26)(a)(b)(c)(d)	EUR 100	125,121
5.38%, 11/22/50(a)	GBP 50	90,546
8.13%, 11/20/28(a)	GBP 50	95,878
Pernod Ricard SA, 1.88%, 09/28/23 (Call 06/28/23)(a)	EUR 100	121,762
Peugeot SA, 2.00%, 03/20/25 (Call 12/20/24)(a)	EUR 200	226,270
RCI Banque SA
0.50%, 09/15/23 (Call 06/15/23)(a)	EUR 313	345,705
0.75%, 09/26/22 (Call 06/26/22)(a)	EUR 150	169,883
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR 100	113,810
Renault SA, 3.13%, 03/05/21(a)	EUR 75	90,480
RTE Reseau de Transport d'Electricite SA, 1.63%, 11/27/25 (Call 08/27/25)(a)	EUR 400	482,897
RTE Reseau de Transport d'Electricite SADIR, 2.13%, 09/27/38 (Call 06/27/38)(a)	EUR 100	120,528
Sanofi
1.75%, 09/10/26 (Call 06/10/26)(a)	EUR 100	122,968
1.88%, 09/04/20 (Call 06/04/20)(a)	EUR 200	235,434
Series 12FX, 1.38%, 03/21/30 (Call 12/21/29)(a)	EUR 200	236,285
Series 5, 0.50%, 03/21/23 (Call 12/21/22)(a)	EUR 400	465,236
Series 8, 1.00%, 03/21/26 (Call 12/21/25)(a)	EUR 200	235,174
Schneider Electric SE, 1.50%, 09/08/23 (Call 06/08/23)(a)	EUR 300	359,877
SNCF Mobilites, 1.50%, 02/02/29(a)	EUR 100	121,657
SNCF Mobilites Group, 4.63%, 02/02/24(a)	EUR 50	70,056
SNCF Reseau
2.25%, 12/20/47(a)	EUR 100	124,800
4.25%, 10/07/26(a)	EUR 100	147,108
4.50%, 01/30/24(a)	EUR 150	209,482
SNCF Reseau EPIC
1.00%, 11/09/31(a)	EUR 100	113,555
1.13%, 05/19/27(a)	EUR 200	237,976
1.13%, 05/25/30(a)	EUR 600	700,084
5.25%, 12/07/28(a)	GBP 150	255,483
Societe Generale SA
0.25%, 01/18/22(a)	EUR 500	572,663
0.75%, 02/19/21(a)	EUR 200	232,613
1.00%, 04/01/22(a)	EUR 100	115,514
1.38%, 02/23/28 (Call 02/23/23)(a)(b)(c)	EUR 200	221,958
2.50%, 09/16/26 (Call 09/16/21)(a)(b)(c)	EUR 100	117,489
Series ETMN, 2.13%, 09/27/28(a)	EUR 100	116,879
Societe Generale SCF SA, 4.13%, 02/15/22(a)	EUR 100	129,190
Societe Generale SFH SA
0.25%, 01/23/24(a)	EUR 100	114,964
0.75%, 10/18/27(a)	EUR 200	230,894
2.88%, 03/14/19(a)	EUR 100	115,133
Sodexo SA, 2.50%, 06/24/26 (Call 03/24/26)(a)	EUR 150	189,980
Suez
1.25%, 05/19/28 (Call 02/19/28)(a)	EUR 300	349,946
2.88%, (Call 04/19/24)(a)(b)(c)(d)	EUR 100	113,453
Teleperformance, 1.88%, 07/02/25 (Call 04/02/25)(a)	EUR 100	114,502
Total Capital Canada Ltd., 1.13%, 03/18/22(a)	EUR 200	236,609

138

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

France (continued)
Total Capital International SA
0.25%, 07/12/23(a)	EUR	300	$343,939
0.75%, 07/12/28(a)	EUR	200	224,161
2.50%, 03/25/26(a)	EUR	400	514,796
TOTAL SA
2.25%, (Call 02/26/21)(a)(b)(c)(d)	EUR	300	350,827
2.71%, (Call 05/05/23)(a)(b)(c)(d)	EUR	100	118,769
3.37%, (Call 10/06/26)(a)(b)(c)(d)	EUR	100	119,452
Unibail-Rodamco SE
1.50%, 02/22/28(a)	EUR	100	115,404
3.88%, 11/05/20(a)	EUR	100	122,557
Valeo SA, 0.63%, 01/11/23 (Call 10/11/22)(a)	EUR	200	224,508
Veolia Environnement SA
1.50%, 11/30/26 (Call 08/30/26)(a)	EUR	100	118,802
4.38%, 12/11/20(a)	EUR	100	123,806
6.13%, 11/25/33	EUR	125	221,963
Vinci SA, 1.63%, 01/18/29 (Call 10/18/28)(a)	EUR	200	232,737
Vivendi SA, 1.13%, 11/24/23 (Call 08/24/23)(a)	EUR	100	116,608
Wendel SA, 1.00%, 04/20/23 (Call 01/20/23)(a)	EUR	200	227,792

			45,113,867

Germany — 3.9%
Aareal Bank AG, 0.13%, 02/01/23(a)	EUR	400	460,568
Allianz Finance II BV, 5.75%, 07/08/41 (Call 07/08/21)(b)(c)	EUR	100	127,595
Allianz Finance II BV Co., 1.38%, 04/21/31 (Call 01/21/31)(a)	EUR	100	114,297
Allianz SE
2.24%, 07/07/45 (Call 07/07/25)(a)(b)(c)	EUR	300	348,827
3.10%, 07/06/47 (Call 07/06/27)(a)(b)(c)	EUR	100	120,952
3.38%, (Call 09/18/24)(a)(b)(c)(d)	EUR	100	121,486
alstria office REIT-AG, 2.13%, 04/12/23 (Call 01/12/23)(a)	EUR	200	237,428
Aroundtown SA, 1.63%, 01/31/28 (Call 10/31/27)(a)	EUR	300	317,305
BASF SE
0.88%, 05/22/25(a)	EUR	300	350,851
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR	100	108,518
Series 10Y, 2.00%, 12/05/22(a)	EUR	200	245,864
Bayer AG, 2.38%, 04/02/75 (Call 10/02/22)(a)(b)(c)	EUR	300	333,488
Bayer Capital Corp. BV, 1.25%, 11/13/23 (Call 08/13/23)(a)	EUR	400	473,084
Bayerische Landesbank
0.75%, 01/20/26(a)	EUR	100	117,754
1.75%, 04/08/24(a)	EUR	300	372,734
Bayerische Landesbodenkreditanstalt, 0.63%, 11/23/26	EUR	100	116,956
Berlin Hyp AG
0.63%, 10/22/25(a)	EUR	200	233,791
1.25%, 04/23/21	EUR	200	236,776
Bertelsmann SE & Co. KGaA
1.75%, 10/14/24 (Call 07/14/24)(a)	EUR	100	121,098
3.00%, 04/23/75 (Call 04/23/23)(a)(b)(c)	EUR	100	113,914
BMW Finance NV
0.13%, 04/15/20(a)	EUR	200	229,786
0.38%, 07/10/23(a)	EUR	588	665,531
0.88%, 11/17/20(a)	EUR	150	174,441
0.88%, 04/03/25(a)	EUR	200	227,578
1.00%, 01/21/25(a)	EUR	50	57,521
Commerzbank AG
0.05%, 07/11/24(a)	EUR	100	113,769
0.13%, 02/23/23(a)	EUR	250	287,826
0.50%, 08/28/23(a)	EUR	150	170,272
0.88%, 04/18/28(a)	EUR	200	233,834
1.00%, 02/05/19(a)	EUR	50	57,373
1.13%, 09/19/25(a)	EUR	200	222,910

Security	Par (000)		Value

Germany (continued)
4.00%, 03/23/26(a)	EUR	75	$90,625
4.00%, 03/30/27(a)	EUR	110	133,160
Continental Rubber of America Corp., 0.50%, 02/19/19	EUR	100	114,760
Daimler AG
0.63%, 03/05/20(a)	EUR	200	230,995
0.85%, 02/28/25(a)	EUR	100	112,625
1.00%, 11/15/27(a)	EUR	400	435,563
1.50%, 07/03/29(a)	EUR	150	166,104
Daimler Canada Finance Inc.
1.78%, 08/19/19(a)	CAD	50	37,932
3.30%, 08/16/22	CAD	150	115,467
Daimler International Finance BV
0.25%, 05/11/22(a)	EUR	400	454,367
2.75%, 12/04/20(a)	GBP	100	133,802
Deutsche Apotheker-und Aerztebank eG, 0.50%, 02/14/25	EUR	400	465,860
Deutsche Bahn Finance BV
0.63%, 09/26/28(a)	EUR	150	168,782
0.88%, 07/11/31(a)	EUR	20	22,070
Deutsche Bahn Finance BV Co. AG, 4.38%, 09/23/21(a)	EUR	200	254,975
Deutsche Bahn Finance GMBH
1.00%, 12/17/27 (Call 09/17/27)	EUR	150	175,715
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP	100	129,543
1.63%, 08/16/33 (Call 05/16/33)(a)	EUR	200	237,079
3.50%, 09/27/24(a)	AUD	100	75,010
Deutsche Bank AG
0.25%, 05/15/23(a)	EUR	250	288,782
0.25%, 08/31/28(a)	EUR	150	164,019
0.63%, 12/19/23(a)	CHF	100	95,218
0.75%, 03/21/22(a)	CHF	150	147,808
1.13%, 08/30/23(a)	EUR	150	173,648
1.13%, 03/17/25(a)	EUR	200	216,581
1.75%, 01/17/28(a)	EUR	100	108,758
Deutsche Hypothekenbank AG
0.25%, 02/22/23	EUR	300	347,378
0.25%, 05/17/24	EUR	100	115,109
Deutsche Kreditbank AG, 0.88%, 10/02/28(a)	EUR	100	116,594
Deutsche Pfandbriefbank AG
0.05%, 08/09/21	EUR	100	115,269
0.05%, 09/05/22(a)	EUR	200	229,999
0.50%, 01/19/23(a)	EUR	100	116,867
0.63%, 08/30/27	EUR	100	114,739
Deutsche Post AG
0.38%, 04/01/21 (Call 01/01/21)(a)	EUR	25	28,850
1.63%, 12/05/28 (Call 09/05/28)(a)	EUR	100	117,787
2.88%, 12/11/24(a)	EUR	75	96,613
Deutsche Telekom International Finance BV
0.38%, 10/30/21(a)	EUR	150	172,649
0.63%, 04/03/23(a)	EUR	100	114,950
0.63%, 12/13/24(a)	EUR	200	226,307
1.50%, 04/03/28(a)	EUR	75	85,938
2.00%, 10/30/19(a)	EUR	50	58,273
2.00%, 12/01/29(a)	EUR	300	351,777
2.25%, 04/13/29(a)	GBP	100	125,148
DVB Bank SE, 0.88%, 04/09/21(a)	EUR	100	115,152
DZ HYP AG
0.05%, 12/06/24	EUR	100	113,492
0.13%, 03/01/24(a)	EUR	400	458,631
0.50%, 07/29/22(a)	EUR	100	116,938
0.75%, 02/02/26(a)	EUR	100	117,663
0.75%, 06/30/27(a)	EUR	200	233,366

139

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
E.ON International Finance BV
5.53%, 02/21/23	EUR	100	$138,660
5.88%, 10/30/37(a)	GBP	50	89,186
6.38%, 06/07/32	GBP	50	89,495
E.ON SE, 1.63%, 05/22/29 (Call 02/22/29)(a)	EUR	150	171,346
EnBW International Finance BV
1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	100	119,217
6.13%, 07/07/39	EUR	30	56,296
Erste Abwicklungsanstalt, 0.00%, 02/25/21(a)(e)	EUR	100	115,475
Eurogrid GmbH, 3.88%, 10/22/20(a)	EUR	150	183,167
Evonik Finance BV, 0.00%, 03/08/21 (Call 12/08/20)(a)(e)	EUR	350	399,411
FMS Wertmanagement
0.13%, 04/16/20(a)	EUR	100	115,453
1.00%, 09/07/22(a)	GBP	300	391,707
1.88%, 05/09/19(a)	EUR	100	115,445
FMS Wertmanagement AoeR
0.00%, 10/20/20(a)(e)	EUR	200	230,991
0.05%, 07/06/21(a)	EUR	300	347,340
1.25%, 03/08/19(a)	GBP	100	131,587
Fresenius Finance Ireland PLC
0.88%, 01/31/22 (Call 10/31/21)(a)	EUR	100	114,952
1.50%, 01/30/24 (Call 10/30/23)(a)	EUR	200	231,964
Fresenius SE & Co. KGaA, 2.88%, 02/15/29 (Call 11/15/28)(a)	EUR	100	118,505
Grand City Properties SA, 1.38%, 08/03/26 (Call 05/03/26)(a)	EUR	100	109,140
Hannover Rueck SE, 1.13%, 04/18/28 (Call 01/18/28)(a)	EUR	400	456,754
HeidelbergCement AG, 1.50%, 02/07/25 (Call 11/07/24)(a)	EUR	345	393,677
HSH Nordbank AG, 0.38%, 04/27/23(a)	EUR	75	86,635
ING-DiBa AG, 1.25%, 10/09/33(a)	EUR	100	116,808
Innogy Finance BV
0.75%, 11/30/22 (Call 08/30/22)(a)	EUR	500	579,433
1.50%, 07/31/29 (Call 04/30/29)(a)	EUR	100	111,468
6.13%, 07/06/39(a)	GBP	50	92,729
6.25%, 06/03/30(a)	GBP	50	86,380
6.50%, 08/10/21(a)	EUR	100	132,778
KfW
0.00%, 04/28/22(e)	EUR	300	347,264
0.00%, 09/15/23(e)	EUR	200	230,587
0.05%, 05/30/24	EUR	50	57,695
0.13%, 06/01/20	EUR	710	821,036
0.13%, 01/15/24	EUR	400	463,423
0.25%, 06/30/25	EUR	1,000	1,159,968
0.38%, 03/15/23	EUR	300	351,849
0.38%, 03/09/26	EUR	370	429,035
0.63%, 07/04/22	EUR	200	236,382
0.63%, 02/22/27	EUR	120	140,866
0.63%, 01/07/28	EUR	300	350,269
0.88%, 03/15/22(a)	GBP	500	652,029
1.00%, 12/15/22(a)	GBP	300	391,486
1.13%, 01/15/20	EUR	240	279,634
1.13%, 09/15/32(a)	EUR	120	142,746
1.13%, 05/09/33(a)	EUR	500	592,595
1.13%, 06/15/37(a)	EUR	100	116,415
1.25%, 10/17/19	EUR	50	58,079
1.25%, 07/04/36(a)	EUR	110	130,951
1.38%, 02/01/21(a)	GBP	120	158,912
1.75%, 10/29/19	CAD	50	38,028
2.13%, 08/15/23	EUR	50	63,229
2.75%, 04/16/20(a)	AUD	600	440,496

Security	Par (000)		Value

Germany (continued)
3.38%, 01/18/21	EUR	50	$61,655
5.00%, 03/19/24	AUD	70	57,541
6.00%, 08/20/20	AUD	50	38,563
6.00%, 12/07/28	GBP	150	276,452
Kreditanstalt fuer Wiederaufbau
0.00%, 05/25/21(a)(e)	EUR	760	879,858
0.13%, 02/24/23	EUR	1,000	1,161,426
0.13%, 11/07/23	EUR	1,100	1,274,728
0.75%, 06/28/28	EUR	380	447,254
1.13%, 12/07/21(a)	GBP	500	657,791
2.90%, 06/06/22(a)	AUD	500	372,362
Landesbank Baden-Wuerttemberg
0.05%, 11/11/21(a)	EUR	100	115,337
0.13%, 02/21/22(a)	EUR	200	231,096
0.20%, 12/13/21(a)	EUR	300	343,157
0.50%, 06/07/22(a)	EUR	200	230,027
Landesbank Hessen-Thueringen Girozentrale
0.00%, 11/23/20(a)(e)	EUR	200	230,410
0.88%, 03/20/28(a)	EUR	300	351,409
1.00%, 02/25/19(a)	EUR	100	114,830
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR	130	150,475
0.88%, 03/07/22(a)	GBP	100	130,094
Landwirtschaftliche Rentenbank
0.25%, 07/15/24(a)	EUR	200	231,810
0.25%, 08/29/25(a)	EUR	600	690,886
0.38%, 01/22/24(a)	EUR	100	116,965
0.63%, 05/18/27(a)	EUR	200	233,476
1.25%, 05/20/22(a)	EUR	50	60,157
1.38%, 09/08/25(a)	GBP	200	262,503
2.60%, 03/23/27(a)	AUD	100	72,401
2.70%, 01/20/20	AUD	50	36,634
2.70%, 09/05/22(a)	AUD	70	51,793
Linde AG, Series 10, 2.00%, 04/18/23(a)	EUR	50	61,731
Linde Finance BV, 0.25%, 01/18/22	EUR	394	454,672
Merck KGaA
2.63%, 12/12/74 (Call 06/12/21)(a)(b)(c)	EUR	25	29,468
3.38%, 12/12/74 (Call 12/12/24)(a)(b)(c)	EUR	200	241,157
Muenchener Hypothekenbank eG
0.63%, 10/23/26(a)	EUR	200	232,386
2.50%, 07/04/28(a)	EUR	100	134,015
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 05/26/49 (Call 05/26/29)(a)(b)(c)	EUR	100	120,334
6.63%, 05/26/42 (Call 05/26/22)(a)(b)(c)	GBP	100	149,534
Norddeutsche Landesbank Girozentrale, 0.25%, 10/28/26	EUR	150	168,966
NRW Bank
0.13%, 07/07/23	EUR	300	346,648
0.25%, 05/16/24(a)	EUR	150	173,804
0.38%, 11/17/26(a)	EUR	100	114,871
0.50%, 05/26/25(a)	EUR	300	350,421
0.50%, 05/11/26(a)	EUR	50	58,142
O2 Telefonica Deutschland Finanzierungs GmbH, 1.75%, 07/05/25 (Call 04/05/25)(a)	EUR	100	115,517
SAP SE
1.25%, 03/10/28 (Call 12/10/27)(a)	EUR	400	467,600
2.13%, 11/13/19(a)	EUR	100	116,608
Siemens Financieringsmaatschappij NV
1.75%, 03/12/21(a)	EUR	150	178,434
2.75%, 09/10/25(a)	GBP	200	280,220

140

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
2.88%, 03/10/28(a)	EUR	200	$267,000
Talanx Finanz Luxembourg SA, 8.37%, 06/15/42 (Call 06/15/22)(a)(b)(c)	EUR	200	280,446
UniCredit Bank AG
0.13%, 03/01/22(a)	EUR	250	288,632
0.13%, 10/26/23(a)	EUR	300	344,455
Volkswagen Financial Services NV, 1.75%, 04/17/20(a)	GBP	25	32,832
Volkswagen International Finance NV
2.00%, 03/26/21(a)	EUR	100	117,922
2.50%, (Call 03/20/22)(a)(b)(c)(d)	EUR	25	28,256
2.70%, (Call 12/14/22)(a)(b)(c)(d)	EUR	200	223,172
3.38%, (Call 06/27/24)(a)(b)(c)(d)	EUR	200	220,980
3.38%, 11/16/26(a)	GBP	100	132,493
3.88%, (Call 06/14/27)(a)(b)(c)(d)	EUR	100	107,085
4.13%, 11/16/38(a)	EUR	200	244,225
4.63%, (Call 03/24/26)(a)(b)(c)(d)	EUR	50	58,516
4.63%, (Call 06/27/28)(a)(b)(c)(d)	EUR	100	111,674
Series 10Y, 1.88%, 03/30/27(a)	EUR	200	219,303
Series 4Y, 0.50%, 03/30/21(a)	EUR	600	685,220
Volkswagen Leasing GmbH
1.13%, 04/04/24(a)	EUR	384	428,935
2.38%, 09/06/22(a)	EUR	300	357,343
Vonovia Finance BV
0.75%, 01/25/22(a)	EUR	200	230,399
1.50%, 06/10/26(a)	EUR	100	113,297
1.63%, 12/15/20(a)	EUR	400	470,610
1.75%, 01/25/27(a)	EUR	200	229,290
VW Credit Canada Inc., 3.25%, 03/29/23	CAD	250	190,278
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR	200	234,628

			46,824,446

Hong Kong — 0.1%
CK Hutchison Finance 16 II Ltd., 0.88%, 10/03/24(a)	EUR	300	338,403
Hutchison Whampoa Finance 14 Ltd., 1.38%, 10/31/21(a)	EUR	234	275,423

			613,826

India — 0.0%
Bharti Airtel International Netherlands BV, 3.38%, 05/20/21(a)	EUR	300	355,533

Ireland — 0.1%
AIB Mortgage Bank, 0.88%, 02/04/23(a)	EUR	100	118,502
Bank of Ireland Group PLC, 1.38%, 08/29/23(a)	EUR	150	169,740
Bank of Ireland Mortgage Bank, 0.63%, 03/14/25(a)	EUR	100	116,611
CRH Finance DAC, 1.38%, 10/18/28 (Call 07/18/28)(a)	EUR	100	110,859
CRH Finance Germany GmbH, 1.75%, 07/16/21 (Call 04/16/21)(a)	EUR	100	118,510
ESB Finance DAC
1.75%, 02/07/29 (Call 11/07/28)(a)	EUR	100	117,374
3.49%, 01/12/24(a)	EUR	100	130,048
Freshwater Finance PLC, 5.18%, 04/20/35(a)	GBP	100	172,095
Ryanair DAC, 1.13%, 08/15/23(a)	EUR	100	113,726

			1,167,465

Italy — 0.9%
2i Rete Gas SpA, 2.20%, 09/11/25 (Call 06/11/25)(a)	EUR	150	174,472
A2A SpA, 1.63%, 10/19/27 (Call 07/19/27)(a)	EUR	100	113,679
ACEA SpA, 1.50%, 06/08/27 (Call 03/08/27)(a)	EUR	100	107,165
Aeroporti di Roma SpA, 1.63%, 06/08/27 (Call 03/08/27)(a)	EUR	150	164,878

Security	Par (000)		Value

Italy (continued)
Assicurazioni Generali SpA
4.13%, 05/04/26(a)	EUR	100	$121,906
5.13%, 09/16/24(a)	EUR	100	137,015
5.50%, 10/27/47 (Call 10/27/27)(a)(b)(c)	EUR	100	123,351
7.75%, 12/12/42 (Call 12/12/22)(a)(b)(c)	EUR	100	135,748
Autostrade per l'Italia SpA
1.13%, 11/04/21(a)	EUR	400	457,038
1.88%, 11/04/25(a)	EUR	100	109,165
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR	100	102,398
Banca Monte dei Paschi di Siena SpA
2.88%, 04/16/21(a)	EUR	100	119,508
Series 16, 2.88%, 07/16/24(a)	EUR	200	240,990
Banca Popolare di Milano Scarl, 0.63%, 06/08/23(a)	EUR	100	112,155
Banco BPM SpA, 0.75%, 03/31/22(a)	EUR	150	171,097
Credit Agricole Cariparma SpA
0.25%, 09/30/24(a)	EUR	100	110,750
1.13%, 03/21/25(a)	EUR	300	346,149
Enel Finance International NV
1.38%, 06/01/26(a)	EUR	429	483,346
5.00%, 09/14/22(a)	EUR	300	400,452
5.63%, 08/14/24(a)	GBP	200	300,515
5.75%, 09/14/40(a)	GBP	50	80,985
Enel SpA, 6.63%, 09/15/76 (Call 09/15/21)(a)(b)(c)	GBP	225	314,490
Eni SpA
0.75%, 05/17/22(a)	EUR	450	522,926
1.13%, 09/19/28(a)	EUR	150	165,083
1.75%, 01/18/24(a)	EUR	200	239,835
2.63%, 11/22/21(a)	EUR	100	122,577
FCA Bank SpA/Ireland
0.25%, 10/12/20(a)	EUR	200	226,628
1.25%, 09/23/20(a)	EUR	100	115,471
Ferrovie dello Stato Italiane SpA, 1.50%, 06/27/25(a)	EUR	400	441,070
Hera SpA, 0.88%, 10/14/26(a)	EUR	100	107,315
Intesa Sanpaolo SpA
0.63%, 01/20/22(a)	EUR	100	115,575
0.63%, 03/23/23(a)	EUR	300	345,254
1.13%, 01/14/20(a)	EUR	300	347,230
1.38%, 01/18/24(a)	EUR	300	334,311
1.38%, 12/18/25(a)	EUR	100	117,140
2.13%, 08/30/23(a)	EUR	150	174,204
3.25%, 02/10/26(a)	EUR	100	131,415
4.38%, 10/15/19(a)	EUR	100	118,140
Iren SpA, 1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	113,254
Italgas SpA, 0.50%, 01/19/22(a)	EUR	200	227,805
Mediobanca SpA, Series 4, 1.38%, 11/10/25(a)	EUR	300	348,011
Snam SpA, 0.88%, 10/25/26(a)	EUR	261	282,072
Societa Iniziative Autostradali e Servizi SpA, 3.38%, 02/13/24(a)	EUR	100	123,090
Terna Rete Elettrica Nazionale SpA
0.88%, 02/02/22(a)	EUR	100	115,626
1.38%, 07/26/27(a)	EUR	200	221,251
UniCredit SpA
0.38%, 10/31/26(a)	EUR	200	214,931
2.00%, 03/04/23(a)	EUR	150	175,178
3.25%, 01/14/21(a)	EUR	150	180,391
5.00%, 10/31/21(a)	EUR	200	258,569
Unione di Banche Italiane SpA
1.00%, 01/27/23(a)	EUR	250	289,777
1.13%, 10/04/27(a)	EUR	200	225,042

			10,826,423

141

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Japan — 0.2%
American Honda Finance Corp., 1.38%, 11/10/22	EUR	100	$118,778
Asahi Group Holdings Ltd., 1.15%, 09/19/25 (Call 06/19/25)(a)	EUR	200	227,824
East Japan Railway Co., 4.50%, 01/25/36(a)	GBP	50	84,457
Honda Canada Finance Inc., Series 16-4, 1.82%, 12/07/21	CAD	50	37,165
Mitsubishi UFJ Financial Group Inc., 0.87%, 09/07/24(a)	EUR	200	228,544
Mizuho Financial Group Inc., 1.02%, 10/11/23(a)	EUR	150	174,097
MUFG Bank Ltd., 0.88%, 03/11/22(a)	EUR	100	116,206
Nomura Europe Finance NV, 1.50%, 05/12/21(a)	EUR	100	117,709
Sumitomo Mitsui Financial Group Inc.
0.93%, 10/11/24(a)	EUR	200	229,387
1.55%, 06/15/26(a)	EUR	100	117,932
Takeda Pharmaceutical Co. Ltd., 3.00%, 11/21/30 (Call 08/21/30)(a)	EUR	200	244,117
Toyota Motor Credit Corp., 0.75%, 07/21/22(a)	EUR	150	174,947

			1,871,163

Liechtenstein — 0.0%
LGT Bank AG, 1.88%, 02/08/23(a)	CHF	100	108,387

Luxembourg — 0.1%
ArcelorMittal, 2.25%, 01/17/24 (Call 10/17/23)(a)	EUR	100	116,441
CPI Property Group SA, 1.45%, 04/14/22 (Call 03/14/22)(a)	EUR	100	113,865
JAB Holdings BV, 1.25%, 05/22/24(a)	EUR	200	228,983
Logicor Financing Sarl, 3.25%, 11/13/28 (Call 08/13/28)(a)	EUR	100	115,931
NORD/LB Luxembourg SA Covered Bond Bank, 0.25%, 03/10/20(a)	EUR	300	345,619

			920,839

Mexico — 0.1%
America Movil SAB de CV
3.00%, 07/12/21	EUR	100	122,141
4.75%, 06/28/22	EUR	290	378,552
5.00%, 10/27/26	GBP	100	156,235
5.75%, 06/28/30	GBP	50	84,850
Petroleos Mexicanos
2.50%, 08/21/21(a)	EUR	150	171,105
2.75%, 04/21/27(a)	EUR	100	98,271
3.63%, 11/24/25(a)	EUR	300	324,538
3.75%, 02/21/24(a)	EUR	100	112,814
3.75%, 11/16/25(a)	GBP	100	118,314

			1,566,820

Netherlands — 1.6%
ABN AMRO Bank NV
0.63%, 05/31/22(a)	EUR	200	232,136
0.88%, 01/14/26(a)	EUR	100	118,641
1.00%, 04/13/31(a)	EUR	200	229,506
1.13%, 01/12/32(a)	EUR	200	230,977
1.38%, 01/12/37(a)	EUR	100	115,951
1.45%, 04/12/38(a)	EUR	100	116,910
1.88%, 07/31/19(a)	EUR	100	115,965
2.50%, 09/05/23(a)	EUR	200	254,773
2.88%, 06/30/25 (Call 06/30/20)(a)(b)(c)	EUR	100	117,875
3.38%, 08/15/31(a)	CHF	200	274,414
4.13%, 03/28/22(a)	EUR	300	385,123
Achmea Bank NV, 0.38%, 11/22/24(a)	EUR	300	344,679
Achmea BV, 4.25%, (Call 02/04/25)(a)(b)(c)(d)	EUR	100	115,744
Aegon Bank NV, 0.25%, 05/25/23(a)	EUR	100	115,135
Aegon NV, 6.13%, 12/15/31	GBP	50	90,669
Akzo Nobel NV, 1.13%, 04/08/26 (Call 01/08/26)(a)	EUR	200	229,935
ASML Holding NV, 1.38%, 07/07/26 (Call 04/07/26)(a)	EUR	200	233,478

Security	Par (000)		Value

Netherlands (continued)
BNG Bank NV
0.20%, 11/09/24(a)	EUR	150	$172,334
0.25%, 06/07/24(a)	EUR	300	346,941
0.38%, 01/14/22(a)	EUR	50	58,335
0.63%, 06/19/27(a)	EUR	250	289,097
0.75%, 01/11/28(a)	EUR	250	290,959
0.75%, 01/24/29(a)	EUR	200	230,660
1.00%, 03/15/22(a)	GBP	200	261,041
1.00%, 06/17/22(a)	GBP	100	130,376
1.00%, 01/12/26(a)	EUR	200	239,303
1.38%, 10/21/30(a)	EUR	50	60,675
1.50%, 07/15/39(a)	EUR	100	118,501
1.88%, 06/06/19(a)	EUR	50	57,820
2.25%, 07/17/23(a)	EUR	80	101,085
3.25%, 07/15/25(a)	AUD	200	150,889
Cooperatieve Rabobank UA
0.25%, 05/31/24(a)	EUR	200	230,080
0.50%, 12/06/22(a)	EUR	400	464,763
0.75%, 08/29/23(a)	EUR	200	229,827
1.13%, 04/08/21(a)	CHF	100	103,940
1.25%, 03/23/26(a)	EUR	100	119,050
1.38%, 02/03/27(a)	EUR	50	59,937
1.50%, 04/26/38(a)	EUR	100	117,766
2.25%, 03/23/22(a)	GBP	100	134,181
3.88%, 07/25/23(a)	EUR	400	516,407
4.13%, 01/14/20	EUR	150	179,030
4.38%, 06/07/21(a)	EUR	150	189,310
5.25%, 09/14/27(a)	GBP	100	150,681
5.38%, 08/03/60(a)	GBP	50	103,581
Series 2541, 4.00%, 09/19/22	GBP	50	71,172
de Volksbank NV
0.13%, 09/28/20(a)	EUR	200	229,428
1.00%, 03/08/28(a)	EUR	200	235,145
EXOR NV, 1.75%, 01/18/28 (Call 10/18/27)(a)	EUR	100	109,899
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)(a)	EUR	350	401,109
2.13%, 08/04/20(a)	EUR	100	118,389
ING Bank NV
0.70%, 04/16/20(a)	EUR	100	115,743
0.75%, 02/22/21(a)	EUR	100	116,291
3.38%, 01/10/22(a)	EUR	100	126,403
4.00%, 01/17/20(a)	EUR	200	238,766
ING Groep NV
1.13%, 02/14/25(a)	EUR	300	340,676
1.63%, 09/26/29 (Call 09/26/24)(a)(b)(c)	EUR	200	222,791
2.00%, 09/20/28(a)	EUR	200	235,441
2.50%, 11/15/30(a)	EUR	100	121,152
JAB Holdings BV, 1.75%, 06/25/26(a)	EUR	200	229,687
Koninklijke KPN NV
3.75%, 09/21/20(a)	EUR	150	181,605
5.63%, 09/30/24(a)	EUR	50	67,159
5.75%, 09/17/29(a)	GBP	100	152,549
LeasePlan Corp. NV, 0.75%, 10/03/22(a)	EUR	200	224,510
Nationale-Nederlanden Bank NV Netherlands (The),
1.00%, 09/25/28(a)	EUR	500	577,506
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 0.13%, 06/01/23(a)	EUR	100	115,850
Nederlandse Gasunie NV, 0.00%, 11/18/19 (Call 10/18/19)(a)(e)	EUR	100	114,798

142

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
Nederlandse Waterschapsbank NV
0.13%, 01/17/24(a)	EUR	300	$345,364
0.50%, 01/19/23(a)	EUR	100	117,308
0.50%, 04/29/30(a)	EUR	100	110,785
1.00%, 03/01/28(a)	EUR	300	356,569
1.25%, 06/07/32(a)	EUR	100	118,597
1.63%, 01/29/48(a)	EUR	100	121,960
3.00%, 03/28/22(a)	EUR	600	756,683
3.45%, 07/17/28(a)	AUD	300	228,674
NIBC Bank NV, 1.00%, 09/11/28(a)	EUR	200	231,257
NN Group NV
1.00%, 03/18/22(a)	EUR	100	115,914
4.63%, 04/08/44 (Call 04/08/24)(a)(b)(c)	EUR	100	124,133
4.63%, 01/13/48 (Call 01/13/28)(a)(b)(c)	EUR	100	121,733
Royal Schiphol Group NV, 1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	118,786
Shell International Finance BV
0.75%, 08/15/28(a)	EUR	150	168,236
0.88%, 08/21/28(a)	CHF	75	78,620
1.25%, 03/15/22(a)	EUR	400	475,085
1.88%, 09/15/25(a)	EUR	100	123,975
Stedin Holding NV, 1.38%, 09/19/28 (Call 06/19/28)(a)	EUR	100	115,168
TenneT Holding BV
0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	100	114,731
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR	400	460,811
Unibail-Rodamco SE
1.88%, 01/15/31 (Call 10/15/30)(a)	EUR	200	232,320
2.13%, (Call 10/25/23)(a)(b)(c)(d)	EUR	300	332,617
Unilever NV
0.50%, 08/12/23(a)	EUR	405	468,546
1.00%, 02/14/27(a)	EUR	100	115,538
1.63%, 02/12/33(a)	EUR	100	117,213

			18,445,172

New Zealand — 0.1%
ANZ New Zealand Int'l Ltd./London, 0.13%, 09/22/23(a)	EUR	100	113,587
ASB Finance Ltd./London, 0.63%, 10/18/24(a)	EUR	200	230,901
BNZ International Funding Ltd./London, 0.13%, 06/17/21(a)	EUR	150	172,483
Westpac Securities NZ Ltd./London
0.13%, 06/16/21(a)	EUR	100	114,957
0.38%, 02/05/24(a)	CHF	150	152,637

			784,565

Norway — 0.4%
DNB Bank ASA
1.13%, 03/01/23(a)	EUR	200	236,040
4.38%, 02/24/21(a)	EUR	100	124,776
DNB Boligkreditt AS
0.05%, 01/11/22(a)	EUR	300	344,793
0.25%, 01/23/23(a)	EUR	400	461,692
0.25%, 09/07/26(a)	EUR	200	223,748
0.38%, 01/14/21(a)	EUR	100	115,905
0.38%, 11/20/24(a)	EUR	100	114,973
1.88%, 06/18/19(a)	EUR	100	115,670
Eika Boligkreditt AS
0.50%, 08/28/25(a)	EUR	100	114,926
1.50%, 03/12/21(a)	EUR	100	118,649
Equinor ASA
1.25%, 02/17/27 (Call 11/17/26)(a)	EUR	200	234,736
2.88%, 09/10/25(a)	EUR	200	260,880
4.25%, 04/10/41(a)	GBP	100	169,759

Security	Par (000)		Value

Norway (continued)
5.63%, 03/11/21(a)	EUR	280	$358,725
NRW Bank, 0.38%, 01/25/23	EUR	500	584,298
SpareBank 1 Boligkreditt AS
0.05%, 01/25/22(a)	EUR	200	229,891
0.50%, 01/30/25(a)	EUR	200	231,248
1.50%, 01/20/20(a)	EUR	100	116,631
1.75%, 12/18/23(a)	GBP	200	263,950
SpareBank 1 SR-Bank ASA, 0.38%, 02/10/22(a)	EUR	100	114,480
SR-Boligkreditt AS, 0.75%, 10/17/25(a)(g)	EUR	100	116,925
Statkraft AS, 1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	100	117,266
Telenor ASA, 2.63%, 12/06/24(a)	EUR	100	126,065

			4,896,026

Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA, 0.75%, 07/25/21(a)	EUR	150	172,926

Portugal — 0.1%
Banco Santander Totta SA, 0.88%, 04/25/24(a)	EUR	200	234,741
Caixa Geral de Depositos SA, 1.00%, 01/27/22(a)	EUR	100	117,363
EDP Finance BV, 1.13%, 02/12/24(a)	EUR	404	463,027

			815,131

Qatar — 0.0%
CBQ Finance Ltd., 0.70%, 03/22/21(a)	CHF	300	303,529

Russia — 0.0%
Gazprom OAO Via Gaz Capital SA, 4.36%, 03/21/25(a)	EUR	200	250,378

Singapore — 0.0%
DBS Bank Ltd., 0.38%, 11/21/24(a)	EUR	200	228,556

Spain — 1.0%
Abertis Infraestructuras SA, 1.00%, 02/27/27(a)	EUR	100	103,633
AyT Cedulas Cajas Global, Series 10, 4.25%, 10/25/23	EUR	100	135,390
AyT Cedulas Cajas VIII FTA, Series VIII, 4.25%, 11/18/19	EUR	300	356,018
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, Series X, 3.75%, 06/30/25	EUR	300	411,874
Banco Bilbao Vizcaya Argentaria SA
0.63%, 05/17/21(a)	EUR	300	349,433
0.63%, 01/17/22(a)	EUR	400	462,004
0.63%, 03/18/23	EUR	200	233,451
0.88%, 11/22/26(a)	EUR	200	233,019
Banco de Sabadell SA
0.13%, 10/20/23(a)	EUR	100	113,404
0.63%, 11/03/20(a)	EUR	200	232,239
1.00%, 04/26/27(a)	EUR	100	115,353
Banco Popular Espanol SA
0.75%, 09/29/20(a)	EUR	200	232,682
2.13%, 10/08/19(a)	EUR	100	116,527
Banco Santander SA
0.75%, 09/09/22(a)	EUR	100	117,469
0.75%, 06/12/23(a)	CHF	200	202,607
1.13%, 11/27/24(a)	EUR	100	119,880
1.13%, 10/25/28(a)	EUR	200	232,464
1.38%, 02/09/22(a)	EUR	200	234,500
2.00%, 11/27/34(a)	EUR	100	125,221
2.50%, 03/18/25(a)	EUR	300	352,125
Bankia SA
1.00%, 03/14/23(a)	EUR	300	353,626
1.00%, 09/25/25(a)	EUR	100	116,023
4.00%, 02/03/25	EUR	100	136,744
4.13%, 03/24/36	EUR	100	153,523

143

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Spain (continued)
Bankinter SA, 0.88%, 08/03/22(a)	EUR 100	$117,295
CaixaBank SA
0.63%, 11/12/20(a)	EUR 200	232,269
0.75%, 04/18/23(a)	EUR 100	113,794
1.00%, 01/17/28(a)	EUR 400	458,383
1.13%, 01/12/23(a)	EUR 200	225,951
1.25%, 01/11/27(a)	EUR 100	118,102
2.75%, 07/14/28 (Call 07/14/23)(a)(b)(c)	EUR 200	231,057
Series 29, 3.63%, 01/18/21	EUR 100	122,911
Cedulas TDA 6 Fond de Titulizacion de Activos, 3.88%, 05/23/25	EUR 300	415,533
Criteria Caixa SAU, 1.50%, 05/10/23(a)	EUR 100	114,053
Deutsche Bank SA Espanola 0.63%, 12/15/21(a)	EUR 200	232,746
1.13%, 01/20/23(a)	EUR 100	118,035
Enagas Financiaciones SAU, 1.00%, 03/25/23(a)	EUR 100	117,682
FCC Aqualia SA, 2.63%, 06/08/27 (Call 03/08/27)(a)	EUR 150	172,654
Ferrovial Emisiones SA, 2.50%, 07/15/24(a)	EUR 100	123,469
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR 100	116,744
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR 200	231,138
1.62%, 11/29/29(a)	EUR 200	232,182
4.13%, 03/23/20	EUR 50	60,058
Iberdrola International BV, 1.13%, 01/27/23(a)	EUR 100	117,806
Mapfre SA, 4.38%, 03/31/47 (Call 03/31/27)(a)(b)(c)	EUR 100	121,612
Merlin Properties Socimi SA, 1.75%, 05/26/25 (Call 02/26/25)(a)	EUR 100	112,960
Merlin Properties SOCIMI SA, 1.88%, 11/02/26 (Call 08/02/26)(a)	EUR 100	111,751
Naturgy Finance BV, 1.25%, 04/19/26 (Call 01/19/26)(a)	EUR 300	342,665
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27 (Call 06/28/27)(a)	EUR 100	112,199
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR 200	288,595
Series A4, 4.13%, 04/10/21	EUR 100	124,814
Series A6, 4.25%, 04/10/31	EUR 100	151,360
Red Electrica Financiaciones SAU, 1.00%, 04/21/26(a)	EUR 400	460,315
Repsol International Finance BV, 4.88%, 02/19/19(a)	EUR 100	114,985
Santander Consumer Finance SA, 1.00%, 05/26/21(a)	EUR 300	349,512
Telefonica Emisiones SAU
1.46%, 04/13/26(a)	EUR 100	114,922
1.48%, 09/14/21(a)	EUR 100	118,404
1.53%, 01/17/25(a)	EUR 200	234,463
1.72%, 01/12/28(a)	EUR 200	226,734
2.32%, 10/17/28(a)	EUR 100	118,153
4.69%, 11/11/19(a)	EUR 100	118,919
5.29%, 12/09/22(a)	GBP 150	220,429

		12,353,863

Supranational — 0.7%
Asian Development Bank, 2.65%, 01/11/23	AUD 500	369,610
Council of Europe Development Bank, 0.38%, 03/27/25(a)	EUR 300	349,236
Council Of Europe Development Bank, 1.13%, 12/15/21(a)	GBP 200	262,885
European Financial Stability Facility, 0.50%, 07/11/25(a)	EUR 1,000	1,167,599
European Investment Bank
0.38%, 07/16/25	EUR 1,000	1,163,514
0.38%, 05/15/26(a)	EUR 510	592,965
1.38%, 03/07/25(a)	GBP 600	788,781
1.50%, 04/15/21	EUR 2,000	2,391,101
European Union, 1.38%, 10/04/29(a)	EUR 350	432,639

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development, 0.63%, 11/22/27	EUR 200	$233,091
Nordic Investment Bank, 1.13%, 03/16/22(a)	GBP 200	262,843

		8,014,264

Sweden — 1.1%
Akelius Residential Property AB, 2.38%, 08/15/25 (Call 05/15/25)(a)	GBP 100	125,468
Atlas Copco AB, 0.63%, 08/30/26 (Call 05/30/26)(a)	EUR 100	112,046
Danske Hypotek AB, Series 2112, 1.00%, 12/15/21(a)	SEK 2,000	225,607
Essity AB, 0.63%, 03/28/22 (Call 12/28/21)(a)	EUR 100	115,538
Investor AB, 1.50%, 09/12/30 (Call 06/12/30)(a)	EUR 200	235,071
Lansforsakringar Hypotek AB
0.25%, 04/12/23(a)	EUR 100	115,290
0.63%, 03/27/25(a)	EUR 400	464,272
Series 516, 1.25%, 09/20/23(a)	SEK 2,500	283,763
Nordea Hypotek AB, Series 5531, 1.00%, 04/08/22(a)	SEK 7,500	847,086
Securitas AB, 1.25%, 03/15/22(a)	EUR 200	234,516
Skandinaviska Enskilda Banken AB
0.15%, 02/11/21(a)	EUR 100	115,463
0.25%, 06/20/24(a)	EUR 250	286,768
0.30%, 02/17/22(a)	EUR 150	172,314
1.25%, 08/05/22(a)	GBP 200	259,654
1.88%, 11/14/19(a)	EUR 100	116,575
3.00%, 06/19/19(a)	SEK 2,000	223,756
Series 576, 1.00%, 12/20/23(a)	SEK 4,000	448,123
Stadshypotek AB
0.38%, 02/22/23(a)	EUR 200	232,090
0.38%, 02/21/24(a)	EUR 150	173,381
0.38%, 12/06/24(a)	EUR 200	230,270
1.50%, 12/15/21(a)	SEK 2,000	228,965
1.50%, 03/01/24(a)	SEK 6,000	687,802
1.63%, 10/30/20(a)	EUR 100	118,401
Series 1587, 1.50%, 06/01/23(a)	SEK 5,000	574,467
Svenska Handelsbanken AB
0.50%, 03/21/23(a)	EUR 500	575,693
2.25%, 08/27/20(a)	EUR 300	356,411
Sveriges Sakerstallda Obligationer AB
0.38%, 10/05/20(a)	EUR 100	115,868
0.50%, 01/29/25(a)	EUR 500	578,883
0.88%, 03/29/27(a)	EUR 100	117,040
1.00%, 03/17/21(a)	SEK 4,000	450,687
Swedbank AB
0.25%, 11/07/22(a)	EUR 200	228,666
1.25%, 12/29/21(a)	GBP 200	259,859
Swedbank Hypotek AB
0.13%, 07/18/22(a)	EUR 150	172,694
0.38%, 03/11/22(a)	EUR 100	116,190
1.13%, 12/07/21(a)	GBP 400	521,823
Series 180, 5.70%, 05/12/20(a)	SEK 1,000	118,678
Series 189, 1.00%, 12/16/20(a)	SEK 2,000	225,083
Series 191, 1.00%, 06/15/22(a)	SEK 9,000	1,016,304
Telia Co. AB
3.00%, 04/04/78 (Call 04/04/23)(a)(b)(c)	EUR 100	114,458
4.00%, 03/22/22(a)	EUR 100	127,611
TeliaSonera AB, 4.75%, 11/16/21	EUR 150	192,723
Vattenfall AB
6.25%, 03/17/21(a)	EUR 490	634,578
6.88%, 04/15/39(a)	GBP 50	104,376

144

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Sweden (continued)
Volvo Treasury AB, 4.85%, 03/10/78 (Call 03/10/23)(a)(b)(c)	EUR	100	$124,567

			12,778,878

Switzerland — 0.6%
ABB Finance BV, 0.75%, 05/16/24 (Call 02/16/24)(a)	EUR	200	232,498
Argentum Netherlands BV for Givaudan SA, 1.13%, 09/17/25 (Call 06/17/25)(a)	EUR	100	116,965
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.50%, 10/01/46 (Call 10/01/26)(a)(b)(c)	EUR	200	247,608
Credit Suisse AG/Guernsey, 1.75%, 01/15/21(a)	EUR	200	237,752
Credit Suisse AG/London
1.38%, 11/29/19(a)	EUR	200	232,377
4.75%, 08/05/19(a)	EUR	50	58,786
Credit Suisse Group AG, 2.13%, 09/12/25 (Call 09/12/24)(a)(b)(c)	GBP	200	252,427
Credit Suisse Group Funding Guernsey Ltd.
1.00%, 04/14/23(a)	CHF	100	102,793
1.25%, 04/14/22(a)	EUR	500	580,650
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (Call 05/19/27)(a)(b)(c)(d)	EUR	100	121,897
Glencore Canada Financial Corp., 7.38%, 05/27/20(a)	GBP	50	70,290
Glencore Finance Europe Ltd., 1.25%, 03/17/21 (Call 12/17/20)(a)	EUR	200	231,945
Glencore Finance Europe SA, 3.75%, 04/01/26 (Call 01/01/26)(a)	EUR	100	125,500
Holcim Finance Luxembourg SA
1.38%, 05/26/23 (Call 02/26/23)(a)	EUR	100	117,280
2.25%, 05/26/28 (Call 02/26/28)(a)	EUR	200	229,247
LafargeHolcim Ltd., 3.00%, 11/22/22(a)	CHF	100	110,130
Nestle Finance International Ltd., 0.75%, 11/08/21(a)	EUR	100	117,307
Nestle Holdings Inc., 0.25%, 10/04/27(a)	CHF	900	907,811
Novartis Finance SA
0.63%, 09/20/28(a)	EUR	100	110,439
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR	200	233,040
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, Series 482, 0.00%, Series 482, 06/14/24(a)(e)	CHF	1,100	1,120,468
Richemont International Holding SA, 1.50%, 03/26/30 (Call 12/26/29)(a)	EUR	250	292,866
Roche Kapitalmarkt AG, Series 2024, 0.10%, 09/23/24 (Call 06/23/24)(a)	CHF	200	203,137
Swiss Re ReAssure Ltd., 1.38%, 05/27/23(a)	EUR	250	292,838
UBS AG/London
0.13%, 11/05/21 (Call 10/05/21)(a)	EUR	200	228,379
1.25%, 09/03/21(a)	EUR	200	235,466
1.38%, 04/16/21(a)	EUR	150	177,723
UBS Group Funding Switzerland AG, 1.50%, 11/30/24 (Call 11/30/23)(a)	EUR	400	465,566

			7,453,185

United Arab Emirates — 0.0%
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26(a)	EUR	200	252,558
IPIC GMTN Ltd., 6.88%, 03/14/26(a)	GBP	100	170,997

			423,555

United Kingdom — 2.8%
AA Bond Co. Ltd., 2.88%, 07/31/43 (Call 10/31/21)(a)	GBP	100	121,588
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP	100	157,805
Affordable Housing Finance PLC, 3.80%, 05/20/42(a)	GBP	100	171,047
Anglian Water Services Financing PLC, 4.50%, 02/22/26(a)	GBP	100	141,641
Anglo American Capital PLC, 1.63%, 09/18/25(a)	EUR	200	224,267

Security	Par (000)		Value

United Kingdom (continued)
Annington Funding PLC
2.65%, 07/12/25 (Call 06/12/25)(a)	GBP	100	$129,497
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP	100	130,347
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP	137	221,806
AstraZeneca PLC, 0.25%, 05/12/21 (Call 02/12/21)(a)	EUR	200	229,288
Aviva PLC
1.88%, 11/13/27(a)	EUR	100	116,186
3.88%, 07/03/44 (Call 07/03/24)(a)(b)(c)	EUR	100	119,187
5.90%, (Call 07/27/20)(a)(b)(c)(d)	GBP	25	33,952
6.13%, (Call 09/29/22)(b)(c)(d)	GBP	200	278,431
6.88%, 05/20/58 (Call 05/20/38)(b)(c)	GBP	50	79,886
Bank of Scotland PLC
4.50%, 07/13/21(a)	EUR	200	254,396
4.88%, 12/20/24	GBP	125	192,707
Barclays Bank PLC
4.25%, 01/12/22(a)	GBP	100	142,169
10.00%, 05/21/21(a)	GBP	100	151,749
Barclays PLC
1.38%, 01/24/26 (Call 01/24/25)(a)(b)(c)	EUR	400	437,027
1.88%, 03/23/21(a)	EUR	100	117,271
3.13%, 01/17/24(a)	GBP	100	131,942
3.25%, 01/17/33	GBP	100	121,424
BAT International Finance PLC
0.88%, 10/13/23 (Call 07/13/23)(a)	EUR	100	113,197
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR	200	215,741
4.00%, 11/23/55 (Call 08/23/55)(a)	GBP	100	126,592
6.00%, 11/24/34(a)	GBP	50	82,195
7.25%, 03/12/24	GBP	150	238,922
BG Energy Capital PLC
1.25%, 11/21/22 (Call 08/21/22)(a)	EUR	100	118,705
5.13%, 12/01/25(a)	GBP	150	239,474
BP Capital Markets PLC
1.12%, 01/25/24 (Call 10/25/23)(a)	EUR	400	469,504
1.95%, 03/03/25(a)	EUR	150	182,842
3.47%, 05/15/25(a)	CAD	500	388,571
4.15%, 06/01/20(a)	EUR	150	181,629
British Telecommunications PLC
1.13%, 03/10/23(a)	EUR	100	115,630
1.75%, 03/10/26(a)	EUR	100	115,393
2.13%, 09/26/28(a)	EUR	100	114,890
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP	200	258,746
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP	117	176,579
BUPA Finance PLC, 2.00%, 04/05/24(a)	GBP	200	260,706
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP	100	126,167
3.13%, 03/21/40(a)	GBP	100	131,189
Centrica PLC, 7.00%, 09/19/33(a)	GBP	150	281,335
Channel Link Enterprises Finance PLC, Series A5, 3.04%, 06/30/50 (Call 06/20/29)(a)(b)(c)	GBP	150	194,731
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP	50	106,967
Clarion Funding PLC, 2.63%, 01/18/29(a)	GBP	100	131,706
CNH Industrial Finance Europe SA, 1.38%, 05/23/22 (Call 02/23/22)(a)	EUR	200	230,777
Compass Group International BV, 0.63%, 07/03/24 (Call 04/03/24)(a)	EUR	275	315,404
Coventry Building Society, 5.88%, 09/28/22(a)	GBP	200	298,026
CPUK FINANCE Ltd. SR SECURED REGS 02/47 3.69, 3.69%, 08/28/28 (Call 05/28/28)(a)	GBP	100	135,581
CYBG PLC, 3.13%, 06/22/25 (Call 06/22/24)(a)(b)(c)	GBP	150	184,385
Diageo Finance PLC, 2.38%, 05/20/26 (Call 02/20/26)(a)	EUR	100	126,437

145

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
DS Smith PLC, Series EMT7, 1.38%, 07/26/24
(Call 04/26/24)(a)	EUR	200	$223,480
Eastern Power Networks PLC, 5.75%, 03/08/24(a)	GBP	50	76,905
Eversholt Funding PLC, 3.53%, 08/07/42(a)	GBP	100	126,423
FCE Bank PLC
1.88%, 06/24/21(a)	EUR	100	114,155
2.73%, 06/03/22(a)	GBP	100	128,872
G4S International Finance PLC, 1.50%, 06/02/24 (Call 03/02/24)(a)	EUR	100	112,712
Gatwick Funding Ltd.
3.13%, 09/28/39(a)	GBP	100	129,585
6.13%, 03/02/26(a)	GBP	100	162,050
GlaxoSmithKline Capital PLC
0.00%, 09/12/20 (Call 08/12/20)(a)(e)	EUR	200	229,244
1.00%, 09/12/26 (Call 06/12/26)(a)	EUR	400	459,797
5.25%, 12/19/33	GBP	100	173,895
6.38%, 03/09/39	GBP	100	201,134
Great Rolling Stock Co. Ltd. (The), 6.88%, 07/27/35(a)	GBP	76	124,468
Hammerson PLC
1.75%, 03/15/23 (Call 12/15/22)(a)	EUR	100	115,215
7.25%, 04/21/28	GBP	25	41,247
HBOS PLC, 4.50%, 03/18/30 (Call 03/18/25)(b)(c)	EUR	200	245,625
Heathrow Funding Ltd.
1.50%, 02/11/30(a)	EUR	150	168,844
5.23%, 02/15/23(a)	GBP	50	74,387
6.45%, 12/10/31(a)	GBP	200	367,079
Series MPLE, 3.78%, 09/04/32 (Call 06/04/30)(a)	CAD	200	150,939
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (Call 11/05/31)(a)(b)(c)(d)	GBP	150	244,585
HSBC Bank PLC
5.38%, 08/22/33(a)	GBP	50	79,453
6.50%, 07/07/23(a)	GBP	50	77,495
HSBC Holdings PLC
0.88%, 09/06/24(a)	EUR	337	381,273
2.26%, 11/13/26 (Call 11/13/25)(a)(b)(c)	GBP	200	254,861
3.13%, 06/07/28	EUR	200	250,295
3.20%, 12/05/23	CAD	50	38,056
6.50%, 05/20/24(a)	GBP	50	79,003
6.75%, 09/11/28(a)	GBP	150	250,430
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR	100	112,440
4.88%, 06/07/32 (Call 03/07/32)(a)	GBP	100	145,701
5.00%, 12/02/19(a)	EUR	100	119,392
8.13%, 03/15/24(a)	GBP	50	82,074
Informa PLC, 1.50%, 07/05/23 (Call 06/05/23)(a)	EUR	100	114,078
Land Securities Capital Markets PLC, 2.63%, 09/22/37(a)	GBP	100	129,521
Leeds Building Society, 4.88%, 11/16/20(a)	GBP	100	139,951
Legal & General Finance PLC, 5.88%, 04/05/33(a)	GBP	25	44,778
Legal & General Group PLC, 5.38%, 10/27/45 (Call 10/27/25)(a)(b)(c)	GBP	100	140,753
Lloyds Bank PLC
0.38%, 01/18/21(a)	EUR	100	115,649
0.50%, 07/22/20(a)	EUR	200	231,477
0.63%, 03/26/25(a)	EUR	300	346,362
1.38%, 04/16/21(a)	EUR	200	236,361
5.13%, 03/07/25(a)	GBP	200	313,322
6.50%, 03/24/20(a)	EUR	150	182,909
7.50%, 04/15/24(a)	GBP	100	164,944
7.63%, 04/22/25(a)	GBP	100	166,257

Security	Par (000)		Value

United Kingdom (continued)
Lloyds Banking Group PLC
0.75%, 11/09/21(a)	EUR	100	$115,195
2.25%, 10/16/24(a)	GBP	200	255,568
4.00%, 03/07/25	AUD	250	181,930
London & Quadrant Housing Trust, 5.50%, 01/27/40(a)	GBP	50	89,105
London & Quadrant Housing Trust Ltd, 2.63%, 02/28/28 (Call 11/28/27)(a)	GBP	200	263,716
London Stock Exchange Group PLC, 1.75%, 12/06/27 (Call 09/06/27)(a)	EUR	100	115,509
Manchester Airport Group Funding PLC, 4.13%, 04/02/24(a)	GBP	100	144,815
Marks & Spencer PLC, 3.00%, 12/08/23(a)	GBP	100	130,138
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP	100	125,308
Motability Operations Group PLC, 2.38%, 03/14/32(a)	GBP	100	129,992
National Westminster Bank PLC, 0.50%, 05/15/24(a)	EUR	150	173,221
Nationwide Building Society
0.13%, 01/25/21(a)	EUR	200	230,245
0.50%, 02/23/24(a)	EUR	200	231,250
0.75%, 06/25/19(a)	EUR	100	115,184
1.13%, 06/03/22(a)	EUR	100	116,419
2.00%, 07/25/29 (Call 07/25/24)(a)(b)(c)	EUR	150	163,885
2.25%, 06/25/29(a)	EUR	300	386,734
3.25%, 01/20/28(a)	GBP	100	139,742
Natwest Markets PLC
0.63%, 03/02/22(a)	EUR	500	562,044
5.50%, 03/23/20(a)	EUR	50	60,641
Network Rail Infrastructure Finance PLC
4.63%, 07/21/20(a)	GBP	200	277,029
4.75%, 01/22/24(a)	GBP	50	76,879
4.75%, 11/29/35	GBP	50	93,156
NGG Finance PLC
4.25%, 06/18/76 (Call 06/18/20)(a)(b)(c)	EUR	100	118,913
5.63%, 06/18/73 (Call 06/18/25)(a)(b)(c)	GBP	200	282,206
NIE Finance PLC, 2.50%, 10/27/25 (Call 07/27/25)(a)	GBP	100	133,330
Northumbrian Water Finance PLC, 1.63%, 10/11/26(a)	GBP	100	123,614
Notting Hill Housing Trust, 3.75%, 12/20/32(a)	GBP	100	141,504
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP	100	136,612
Peabody Capital No. 2 PLC, 3.25%, 09/14/48(a)	GBP	100	131,392
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP	100	130,343
Phoenix Group Holdings, 4.13%, 07/20/22(a)	GBP	250	333,227
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP	100	132,934
Prudential PLC
5.63%, 10/20/51 (Call 10/20/31)(a)	GBP	100	137,516
6.13%, 12/19/31(a)	GBP	150	255,406
RELX Capital Inc., 1.30%, 05/12/25 (Call 02/12/25)	EUR	250	288,506
RL Finance Bonds No. 2 PLC, 6.13%, 11/30/43 (Call 11/30/23)(a)(b)(c)	GBP	100	145,744
Rolls-Royce PLC, 0.88%, 05/09/24 (Call 02/09/24)(a)	EUR	200	225,664
Royal Bank of Scotland Group PLC, 2.50%, 03/22/23(a)	EUR	100	118,981
Sanctuary Capital PLC, 6.70%, 03/23/39	GBP	50	102,002
Santander UK Group Holdings PLC
1.13%, 09/08/23(a)	EUR	100	112,887
2.92%, 05/08/26 (Call 05/08/25)(a)(b)(c)	GBP	100	128,914
Santander UK PLC
0.25%, 08/09/21(a)	EUR	100	115,290
1.13%, 03/10/25(a)	EUR	300	343,219
1.25%, 09/18/24(a)	EUR	100	120,037
1.63%, 11/26/20(a)	EUR	200	236,434
5.25%, 02/16/29(a)	GBP	150	251,781
Scottish Widows Ltd., 5.50%, 06/16/23(a)	GBP	200	290,415

146

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Segro PLC, 2.38%, 10/11/29(a)	GBP	100	$126,602
Severn Trent Utilities Finance PLC
2.75%, 12/05/31(a)	GBP	100	130,864
3.63%, 01/16/26(a)	GBP	100	141,421
Sky PLC
1.50%, 09/15/21(a)	EUR	300	353,096
2.25%, 11/17/25(a)	EUR	200	243,939
Smiths Group PLC, 2.00%, 02/23/27 (Call 11/23/26)(a)	EUR	100	113,845
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP	100	167,859
Southern Electric Power Co. Ltd., 5.50%, 06/07/32(a)	GBP	50	83,477
Southern Gas Networks PLC
3.10%, 09/15/36 (Call 06/15/36)(a)	GBP	100	132,238
Series A7, 4.88%, 03/21/29(a)	GBP	50	78,888
Southern Water Services Finance Ltd.
6.19%, 03/31/29(a)	GBP	25	43,833
Series A4, 6.64%, 03/31/26(a)	GBP	100	168,955
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	300	334,452
3.88%, (Call 09/10/20)(a)(b)(c)(d)	GBP	100	131,702
Standard Chartered PLC
1.63%, 10/03/27 (Call 10/03/26)(a)(b)(c)	EUR	150	169,759
3.63%, 11/23/22(a)	EUR	100	122,781
4.00%, 10/21/25 (Call 10/21/20)(a)(b)(c)	EUR	100	119,922
Student Finance PLC, 2.67%, 09/30/24(a)	GBP	100	128,809
Thames Water Utilities Cayman Finance Ltd.
2.63%, 01/24/32(a)	GBP	100	124,334
2.88%, 05/03/27(a)	GBP	250	316,297
5.75%, 09/13/30 (Call 09/13/22)	GBP	50	71,889
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP	50	96,361
UNITE USAF II PLC, 3.37%, 06/30/28(a)	GBP	100	139,519
United Utilities Water Finance PLC, 2.00%, 02/14/25 (Call 11/14/24)(a)	GBP	100	130,249
United Utilities Water Ltd., 4.25%, 01/24/20(a)	EUR	150	179,043
University of Oxford, 2.54%, 12/08/17(a)	GBP	100	125,731
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF	100	99,543
0.50%, 01/30/24(a)	EUR	100	111,974
1.13%, 11/20/25(a)	EUR	200	225,451
1.25%, 08/25/21(a)	EUR	100	117,339
1.75%, 08/25/23(a)	EUR	600	717,069
3.00%, 08/12/56(a)	GBP	100	109,511
4.20%, 12/13/27(a)	AUD	400	297,158
4.20%, 10/03/78 (Call 10/03/28)(a)	EUR	100	107,851
5.63%, 12/04/25	GBP	50	79,731
5.90%, 11/26/32(a)	GBP	50	87,176
Wellcome Trust Ltd. (The)
1.13%, 01/21/27 (Call 10/21/26)(a)	EUR	100	117,121
4.00%, 05/09/59(a)	GBP	100	188,432
Western Power Distribution South West PLC, 2.38%, 05/16/29(a)	GBP	100	127,880
Western Power Distribution West Midlands PLC, 3.88%, 10/17/24 (Call 07/17/24)(a)	GBP	100	142,699
WPP Finance SA, 2.25%, 09/22/26(a)	EUR	100	116,359
Yorkshire Building Society, 1.25%, 03/17/22(a)	EUR	100	115,098
Yorkshire Water Finance PLC, 3.63%, 08/01/29	GBP	100	144,532

			32,828,475

United States — 2.6%
3M Co., 0.38%, 02/15/22 (Call 11/15/21)	EUR	100	115,433
Abbott Ireland Financing DAC, 1.50%, 09/27/26 (Call 06/27/26)(a)	EUR	200	232,753

Security	Par (000)		Value

United States (continued)
AbbVie Inc.
0.38%, 11/18/19 (Call 10/18/19)	EUR	100	$115,083
1.38%, 05/17/24 (Call 02/17/24)	EUR	200	234,961
Allergan Funding SCS
1.25%, 06/01/24 (Call 03/01/24)	EUR	100	113,004
1.50%, 11/15/23 (Call 10/15/23)	EUR	100	115,950
American Honda Finance Corp., 0.55%, 03/17/23	EUR	300	345,268
American International Group Inc., 1.88%, 06/21/27 (Call 03/21/27)	EUR	150	171,050
American Tower Corp., 1.95%, 05/22/26 (Call 02/22/26)	EUR	125	145,019
Amgen Inc.
0.41%, 03/08/23(a)	CHF	100	102,135
4.00%, 09/13/29(a)	GBP	100	145,440
Apple Inc.
0.38%, 11/25/24(a)	CHF	400	412,987
0.75%, 02/25/30(a)	CHF	150	153,945
3.05%, 07/31/29	GBP	200	283,022
3.35%, 01/10/24(a)	AUD	150	112,083
Series MPLE, 2.51%, 08/19/24 (Call 06/19/24)	CAD	200	150,240
Archer-Daniels-Midland Co., 1.00%, 09/12/25
(Call 06/12/25)	EUR	150	172,097
AT&T Inc.
1.30%, 09/05/23 (Call 06/05/23)	EUR	100	116,342
1.45%, 06/01/22 (Call 03/01/22)	EUR	300	352,152
3.15%, 09/04/36 (Call 06/04/36)	EUR	200	227,957
3.55%, 12/17/32 (Call 09/17/32)	EUR	200	247,395
4.38%, 09/14/29	GBP	100	142,751
5.50%, 03/15/27(a)	GBP	150	230,086
7.00%, 04/30/40	GBP	50	94,714
Series MPLE, 2.85%, 05/25/24 (Call 03/25/24)	CAD	200	147,508
Series MPLE, 4.00%, 11/25/25 (Call 09/25/25)	CAD	150	115,613
Series MPLE, 4.85%, 05/25/47 (Call 11/25/46)	CAD	150	109,032
Bank of America Corp.
0.74%, 02/07/22 (Call 02/07/21)(a)(b)(c)	EUR	200	231,053
1.66%, 04/25/28 (Call 04/25/27)(a)(b)(c)	EUR	100	115,975
2.30%, 07/25/25(a)	GBP	200	261,769
2.38%, 06/19/24(a)	EUR	300	370,999
2.50%, 07/27/20(a)	EUR	150	178,300
6.13%, 09/15/21(a)	GBP	100	145,849
Series MPLE, 3.41%, 09/20/25 (Call 09/20/24)(b)(c)	CAD	200	153,257
Berkshire Hathaway Inc.
0.75%, 03/16/23 (Call 12/16/22)	EUR	200	232,671
1.13%, 03/16/27 (Call 12/16/26)	EUR	300	343,195
Booking Holdings Inc., 2.15%, 11/25/22 (Call 08/25/22)	EUR	383	463,684
Celanese U.S. Holdings LLC, 1.13%, 09/26/23 (Call 06/26/23)	EUR	381	433,082
Citigroup Inc.
0.75%, 10/26/23 (Call 07/26/23)(a)	EUR	100	114,055
1.38%, 10/27/21(a)	EUR	400	472,474
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR	150	169,601
5.15%, 05/21/26(a)	GBP	100	153,980
7.38%, 09/01/39(a)	GBP	100	215,639
Coca-Cola Co. (The)
0.25%, 12/22/22(a)	CHF	50	51,234
0.75%, 03/09/23 (Call 12/09/22)	EUR	350	409,443
1.63%, 03/09/35 (Call 12/09/34)	EUR	100	116,310
Coca-Cola European Partners PLC, 1.88%, 03/18/30 (Call 12/18/29)(a)	EUR	200	235,647
DH Europe Finance SA, 2.50%, 07/08/25 (Call 04/08/25)	EUR	100	125,796

147

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Digital Stout Holding LLC, 4.25%, 01/17/25 (Call 10/19/24)(a)	GBP	200	$280,412
Ecolab Inc., 1.00%, 01/15/24 (Call 10/15/23)	EUR	250	290,399
Eli Lilly & Co., 1.63%, 06/02/26 (Call 03/02/26)	EUR	250	301,880
FedEx Corp., 1.63%, 01/11/27 (Call 10/11/26)	EUR	100	114,831
Fidelity National Information Services Inc., 1.10%, 07/15/24 (Call 04/15/24)	EUR	200	229,235
Ford Credit Canada Co., 3.35%, 09/19/22	CAD	200	144,690
GE Capital European Funding Un Ltd. Co., 4.63%, 02/22/27	EUR	100	130,862
GE Capital European Funding Unlimited Co.
2.63%, 03/15/23(a)	EUR	300	357,299
5.38%, 01/23/20	EUR	150	180,555
GE Capital UK Funding, 6.25%, 05/05/38	GBP	50	81,976
GE Capital UK Funding Un Ltd. Co., 4.13%, 09/13/23(a)	GBP	100	136,720
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR	200	214,185
1.25%, 05/26/23 (Call 02/26/23)	EUR	100	112,389
1.50%, 05/17/29 (Call 02/17/29)	EUR	100	103,132
2.13%, 05/17/37 (Call 02/17/37)	EUR	200	191,805
4.13%, 09/19/35(a)	EUR	100	122,412
General Motors Financial Co. Inc, 2.20%, 04/01/24 (Call 03/01/24)(a)	EUR	200	229,956
Goldman Sachs Group Inc. (The)
0.50%, 12/04/24(a)	CHF	250	247,077
1.63%, 07/27/26(a)	EUR	100	113,836
2.00%, 07/27/23(a)	EUR	200	238,731
2.00%, 03/22/28(a)	EUR	300	346,961
2.63%, 08/19/20(a)	EUR	100	119,063
2.88%, 06/03/26(a)	EUR	50	61,846
5.50%, 10/12/21	GBP	100	143,041
7.25%, 04/10/28	GBP	100	175,974
HCN Canadian Holdings-1 LP, 3.35%, 11/25/20	CAD	100	76,933
Honeywell International Inc., 0.65%, 02/21/20	EUR	200	230,894
International Business Machines Corp.
0.30%, 11/02/26	JPY	100,000	906,772
1.13%, 09/06/24	EUR	100	117,571
1.25%, 05/26/23	EUR	400	475,650
2.75%, 12/21/20	GBP	100	134,752
International Flavors & Fragrances Inc, 1.80%, 09/25/26 (Call 06/25/26)	EUR	100	115,943
John Deere Canada Funding Inc., 3.02%, 07/13/23	CAD	200	153,491
Johnson & Johnson
0.65%, 05/20/24 (Call 02/20/24)	EUR	100	116,690
1.65%, 05/20/35 (Call 02/20/35)	EUR	200	237,217
JPMorgan Chase & Co.
0.50%, 12/04/23(a)	CHF	50	51,150
0.63%, 01/25/24 (Call 11/25/23)(a)	EUR	267	305,085
1.50%, 10/26/22(a)	EUR	400	476,926
1.50%, 01/27/25(a)	EUR	150	177,835
1.81%, 06/12/29 (Call 06/12/28)(a)(b)(c)	EUR	200	235,197
2.63%, 04/23/21(a)	EUR	200	242,077
3.50%, 12/18/26(a)	GBP	100	143,843
Kraft Heinz Foods Co.
1.50%, 05/24/24 (Call 02/24/24)(a)	EUR	100	116,156
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR	100	114,544
Liberty Mutual Finance Europe DAC, 1.75%, 03/27/24(a)	EUR	100	116,405
MasterCard Inc., 1.10%, 12/01/22 (Call 09/01/22)	EUR	100	118,139

Security	Par (000)		Value

United States (continued)
McDonald's Corp.
0.17%, 10/04/24(a)	CHF	100	$100,197
0.63%, 01/29/24(a)	EUR	500	568,320
5.88%, 04/23/32	GBP	25	43,893
McKesson Corp., 1.50%, 11/17/25 (Call 08/17/25)	EUR	250	289,306
Merck & Co. Inc., 0.50%, 11/02/24 (Call 08/02/24)	EUR	100	114,478
Metropolitan Life Global Funding I
0.88%, 01/20/22(a)	EUR	150	174,660
2.63%, 12/05/22(a)	GBP	450	613,239
Microsoft Corp., 2.13%, 12/06/21 (Call 09/06/21)	EUR	200	242,445
Mondelez International Inc.
0.63%, 12/30/21 (Call 11/30/21)(a)	CHF	50	51,178
1.63%, 01/20/23 (Call 10/20/22)	EUR	200	238,603
Morgan Stanley
1.00%, 12/02/22	EUR	350	406,443
1.34%, 10/23/26 (Call 10/23/25)(b)(c)	EUR	200	227,227
1.75%, 03/11/24	EUR	200	238,176
2.38%, 03/31/21	EUR	188	225,810
5.38%, 08/10/20	EUR	50	62,005
Series MPLE, 3.00%, 02/07/24	CAD	200	150,800
Mylan NV, 2.25%, 11/22/24 (Call 09/22/24)(a)	EUR	200	229,520
National Grid North America Inc., 0.75%, 08/08/23(a)	EUR	100	114,587
Oracle Corp., 3.13%, 07/10/25	EUR	100	132,434
PepsiCo Inc., 2.15%, 05/06/24 (Call 03/06/24)	CAD	200	148,021
Pfizer Inc.
0.25%, 03/06/22 (Call 02/06/22)	EUR	550	632,019
6.50%, 06/03/38(a)	GBP	50	104,612
Philip Morris International Inc.
1.88%, 03/03/21	EUR	100	118,576
2.88%, 03/03/26	EUR	300	379,856
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR	200	230,020
2.00%, 08/16/22(a)	EUR	200	244,870
Procter & Gamble Co.(The), 1.88%, 10/30/38	EUR	100	122,177
Prologis Euro Finance LLC, 1.88%, 01/05/29 (Call 10/05/28)	EUR	100	116,096
Prologis LP, 1.38%, 05/13/21 (Call 02/13/21)	EUR	100	117,218
Simon International Finance SCA, 1.25%, 05/13/25 (Call 02/13/25)(a)	EUR	100	116,245
Southern Power Co., Series 2016, 1.00%, 06/20/22	EUR	100	116,307
Stryker Corp., 2.63%, 11/30/30 (Call 08/30/30)	EUR	100	123,316
Tele2 AB, 2.13%, 05/15/28 (Call 02/15/28)(a)	EUR	125	143,806
Thermo Fisher Scientific Inc.
1.40%, 01/23/26 (Call 11/23/25)	EUR	200	229,894
1.45%, 03/16/27 (Call 12/16/26)	EUR	100	114,070
Time Warner Cable LLC, 5.75%, 06/02/31	GBP	150	228,705
Toyota Motor Credit Corp.
0.63%, 11/21/24(a)	EUR	200	229,614
1.00%, 03/09/21(a)	EUR	50	58,471
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR	100	120,708
5.13%, 02/12/50(a)	GBP	50	96,357
United Technologies Corp., 1.15%, 05/18/24 (Call 02/18/24)	EUR	300	343,223
Verizon Communications Inc.
1.00%, 11/30/27(a)	CHF	200	202,304
1.38%, 11/02/28	EUR	200	225,543
3.38%, 10/27/36	GBP	100	133,952
4.05%, 02/17/25(a)	AUD	200	149,980
Series 20Y, 2.88%, 01/15/38	EUR	200	238,318

148

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Walgreens Boots Alliance Inc., 2.13%, 11/20/26 (Call 08/20/26)	EUR 200	$238,991
Walmart Inc.
5.63%, 03/27/34	GBP 100	188,928
5.75%, 12/19/30	GBP 25	45,765
Wal-Mart Stores Inc., 4.88%, 09/21/29	EUR 150	235,887
Wells Fargo & Co.
1.00%, 02/02/27(a)	EUR 200	222,672
1.38%, 06/30/22(a)	GBP 250	322,072
1.38%, 10/26/26(a)	EUR 450	518,965
1.50%, 05/24/27(a)	EUR 150	173,014
2.25%, 09/03/20(a)	EUR 100	118,717
3.50%, 09/12/29(a)	GBP 100	143,087
3.87%, 05/21/25	CAD 25	19,379
Series MPLE, 2.09%, 04/25/22	CAD 200	148,907
Welltower Inc., 4.80%, 11/20/28 (Call 08/20/28)	GBP 100	148,706
Whirlpool Finance Luxembourg Sarl, 1.25%, 11/02/26 (Call 08/02/26)	EUR 100	111,226
WPC Eurobond BV, 2.25%, 07/19/24 (Call 05/19/24)	EUR 100	116,758

		31,291,243

Total Corporate Bonds & Notes — 23.7% (Cost: $280,290,205)		280,769,649

Foreign Government Obligations

Australia — 2.6%
Australia Government Bond
1.75%, 11/21/20(a)	AUD 1,700	1,237,634
2.00%, 12/21/21(a)	AUD 2,650	1,945,812
2.25%, 05/21/28(a)	AUD 900	658,702
2.50%, 05/21/30(a)	AUD 420	313,936
2.75%, 10/21/19(a)	AUD 1,750	1,283,822
2.75%, 04/21/24(a)	AUD 2,390	1,818,178
2.75%, 11/21/27(a)	AUD 1,920	1,464,100
2.75%, 11/21/28(a)	AUD 1,030	786,157
2.75%, 11/21/29(a)	AUD 1,100	841,871
2.75%, 06/21/35(a)	AUD 320	241,431
2.75%, 05/21/41(a)	AUD 510	375,217
3.00%, 03/21/47(a)	AUD 580	442,830
3.25%, 04/21/25(a)	AUD 1,350	1,057,726
3.25%, 04/21/29(a)	AUD 1,480	1,180,376
3.25%, 06/21/39(a)	AUD 330	264,210
3.75%, 04/21/37(a)	AUD 320	273,803
4.25%, 04/21/26(a)	AUD 1,700	1,420,815
4.50%, 04/21/33(a)	AUD 1,050	962,437
4.75%, 04/21/27(a)	AUD 1,000	872,479
5.50%, 04/21/23(a)	AUD 1,600	1,342,243
5.75%, 05/15/21(a)	AUD 3,330	2,641,812
5.75%, 07/15/22(a)	AUD 1,200	991,973
Australian Capital Territory, 2.50%, 05/21/26(a)	AUD 60	43,633
New South Wales Treasury Corp.
3.00%, 05/20/27(a)	AUD 100	75,270
3.00%, 03/20/28	AUD 540	404,880
3.00%, 11/15/28(a)	AUD 200	149,966
3.00%, 04/20/29(a)	AUD 100	74,502
4.00%, 04/20/23	AUD 500	392,848
4.00%, 05/20/26(a)	AUD 700	564,146
5.00%, 08/20/24	AUD 150	125,250
6.00%, 05/01/20(a)	AUD 50	38,228

Security	Par (000)	Value

Australia (continued)
6.00%, 03/01/22	AUD 300	$244,822
Northern Territory Treasury Corp., 2.50%, 11/21/22	AUD 300	220,451
Queensland Treasury Corp.
2.75%, 08/20/27(f)	AUD 950	697,264
3.00%, 03/22/24(f)	AUD 150	113,313
3.25%, 07/21/28(f)	AUD 200	151,971
3.25%, 08/21/29(f)	AUD 200	151,179
3.50%, 08/21/30(f)	AUD 600	461,954
4.00%, 06/21/19(f)	AUD 200	146,886
4.25%, 07/21/23(f)	AUD 150	119,002
4.75%, 07/21/25(f)	AUD 680	566,006
5.75%, 07/22/24(a)	AUD 400	343,631
6.00%, 07/21/22(a)	AUD 170	140,128
6.25%, 02/21/20(a)	AUD 50	38,032
South Australian Government Financing Authority
1.50%, 09/22/22(a)	AUD 100	71,290
3.00%, 09/20/27(a)	AUD 350	261,182
5.00%, 05/20/21	AUD 80	62,212
Tasmanian Public Finance Corp., 4.00%, 06/11/24(a)	AUD 40	31,564
Treasury Corp. of Victoria
1.75%, 07/27/21(a)	AUD 200	144,777
3.00%, 10/20/28(a)	AUD 500	374,954
5.50%, 12/17/24	AUD 490	421,066
6.00%, 10/17/22	AUD 380	315,810
Western Australian Treasury Corp.
2.50%, 07/22/20(a)	AUD 150	110,066
2.50%, 07/23/24	AUD 100	73,616
2.75%, 10/20/22	AUD 800	595,873
3.00%, 10/21/26	AUD 150	112,618
3.00%, 10/21/27	AUD 40	29,862
3.25%, 07/20/28	AUD 500	379,388
5.00%, 07/23/25(a)	AUD 50	42,137

		30,707,341

Austria — 1.2%
Autobahnen- und Schnell- strassen-Finanzierungs AG, 0.25%, 10/18/24(a)	EUR 400	463,134
Autobahnen- und Schnellstrassen-Finanzierungs-AG
0.63%, 09/15/22(a)	EUR 100	118,125
4.38%, 07/08/19(a)	EUR 50	58,551
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(e)	EUR 150	151,604
Republic of Austria Government Bond
0.00%, 07/15/23(e)(f)	EUR 700	811,512
0.50%, 04/20/27(f)	EUR 1,270	1,485,270
0.75%, 02/20/28(f)	EUR 600	712,215
1.20%, 10/20/25(f)	EUR 1,687	2,086,503
1.50%, 02/20/47(f)	EUR 190	233,311
1.50%, 11/02/86(f)	EUR 370	418,086
1.65%, 10/21/24(f)	EUR 650	820,173
2.40%, 05/23/34(f)	EUR 500	701,746
3.15%, 06/20/44(f)	EUR 470	781,955
3.40%, 11/22/22(f)	EUR 763	1,000,867
3.50%, 09/15/21(f)	EUR 650	824,074
3.65%, 04/20/22(f)	EUR 350	453,812
3.80%, 01/26/62(f)	EUR 295	611,973
3.90%, 07/15/20(f)	EUR 539	657,959
4.15%, 03/15/37(f)	EUR 690	1,219,351

149

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Austria (continued)
4.85%, 03/15/26(f)	EUR 250	$383,825
6.25%, 07/15/27	EUR 200	345,128

		14,339,174

Belgium — 2.0%
Flemish Community (The), 1.50%, 07/12/38(a)	EUR 100	114,345
Kingdom of Belgium Government Bond
0.20%, 10/22/23(f)	EUR 860	1,001,796
0.50%, 10/22/24(f)	EUR 1,000	1,176,503
0.80%, 06/22/27(f)	EUR 400	471,831
0.80%, 06/22/28(f)	EUR 1,054	1,231,435
1.00%, 06/22/26(f)	EUR 1,310	1,579,790
1.00%, 06/22/31(f)	EUR 900	1,045,345
1.25%, 04/22/33(a)	EUR 690	814,344
1.45%, 06/22/37(f)	EUR 310	364,695
1.60%, 06/22/47(f)	EUR 695	797,820
1.70%, 06/22/50(f)	EUR 300	345,701
1.90%, 06/22/38(f)	EUR 420	527,809
2.15%, 06/22/66(f)	EUR 260	320,065
2.25%, 06/22/23(a)	EUR 1,001	1,273,353
2.25%, 06/22/57(f)	EUR 140	178,953
2.60%, 06/22/24(f)	EUR 1,030	1,348,115
3.00%, 09/28/19(a)	EUR 180	211,306
3.00%, 06/22/34(f)	EUR 740	1,076,225
3.75%, 09/28/20(f)	EUR 850	1,044,357
3.75%, 06/22/45(a)	EUR 435	740,869
4.00%, 03/28/22	EUR 200	261,417
4.00%, 03/28/32(a)	EUR 400	634,397
4.25%, 09/28/21(f)	EUR 1,500	1,936,786
4.25%, 09/28/22(f)	EUR 500	670,294
4.25%, 03/28/41(f)	EUR 960	1,696,114
4.50%, 03/28/26(f)	EUR 850	1,268,975
5.00%, 03/28/35(f)	EUR 510	918,219
5.50%, 03/28/28	EUR 475	787,259

		23,838,118

Bulgaria — 0.1%
Bulgaria Government International Bond
2.95%, 09/03/24(a)	EUR 400	524,775
3.00%, 03/21/28(a)	EUR 100	131,230

		656,005

Canada — 4.6%
Canada Housing Trust, 2.00%, 12/15/19(f)	CAD 100	76,260
Canada Housing Trust No. 1
1.15%, 12/15/21(f)	CAD 200	148,875
1.20%, 06/15/20(f)	CAD 100	75,486
1.25%, 06/15/21(f)	CAD 880	659,715
1.50%, 12/15/21(f)	CAD 200	150,353
1.75%, 06/15/22(f)	CAD 1,250	943,891
1.90%, 09/15/26(f)	CAD 160	118,498
1.95%, 12/15/25(f)	CAD 210	156,823
2.25%, 12/15/25(f)	CAD 100	76,127
2.35%, 06/15/23(f)	CAD 600	461,579
2.35%, 06/15/27(f)	CAD 700	534,037
2.35%, 03/15/28(f)	CAD 350	266,486
2.55%, 12/15/23(f)	CAD 500	387,924
2.55%, 03/15/25(f)	CAD 120	93,107
2.65%, 03/15/28(f)	CAD 200	156,018
2.65%, 12/15/28(f)	CAD 920	717,709
2.90%, 06/15/24(f)	CAD 350	276,272

Security	Par (000)	Value

Canada (continued)
Canadian Government Bond
0.50%, 03/01/22	CAD 1,000	$732,369
0.75%, 03/01/21	CAD 6,000	4,473,525
1.00%, 09/01/22	CAD 730	540,755
1.50%, 03/01/20	CAD 2,850	2,164,008
1.75%, 03/01/23	CAD 400	304,086
2.00%, 09/01/23	CAD 1,850	1,421,639
2.00%, 06/01/28	CAD 1,040	799,255
2.00%, 12/01/51	CAD 440	323,328
2.25%, 02/01/21	CAD 3,090	2,374,404
2.50%, 06/01/24	CAD 750	591,297
2.75%, 06/01/22	CAD 1,000	785,061
2.75%, 12/01/48	CAD 340	292,921
2.75%, 12/01/64	CAD 330	297,638
3.50%, 06/01/20	CAD 2,062	1,605,355
3.50%, 12/01/45	CAD 470	454,840
4.00%, 06/01/41	CAD 1,145	1,155,122
5.00%, 06/01/37	CAD 1,270	1,389,535
5.75%, 06/01/33	CAD 1,590	1,771,337
City of Montreal Canada
3.15%, 12/01/36	CAD 250	185,917
3.50%, 09/01/23	CAD 60	47,681
City of Ottawa Ontario, 3.10%, 07/27/48	CAD 100	72,351
City of Toronto Canada
2.40%, 06/07/27	CAD 250	183,500
2.95%, 04/28/35	CAD 50	36,427
3.50%, 12/06/21	CAD 400	315,285
Financement-Quebec, 2.45%, 12/01/19	CAD 200	152,969
Hydro-Quebec
4.00%, 02/15/55	CAD 100	92,336
5.00%, 02/15/45	CAD 400	410,008
5.00%, 02/15/50	CAD 620	657,125
6.50%, 02/15/35	CAD 100	110,030
9.63%, 07/15/22	CAD 320	303,753
Labrador-Island Link Funding Trust, 3.76%, 06/01/33(f)	CAD 300	254,204
Municipal Finance Authority of British Columbia
2.15%, 12/01/22	CAD 300	227,313
4.88%, 06/03/19	CAD 130	99,958
Muskrat Falls/Labrador Transmission Assets Funding Trust, 3.63%, 06/01/29(f)	CAD 300	248,877
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD 300	313,247
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR 200	230,775
1.60%, 09/01/22	CAD 250	186,542
2.20%, 06/01/26	CAD 100	74,190
2.35%, 06/01/25	CAD 50	37,760
2.55%, 12/15/22	CAD 200	154,126
2.55%, 06/01/27	CAD 580	437,921
3.05%, 12/01/48	CAD 450	337,255
3.10%, 06/01/50	CAD 200	151,618
3.30%, 12/01/46	CAD 190	148,696
3.45%, 12/01/43	CAD 25	20,022
3.90%, 12/01/33	CAD 200	168,485
Province of British Columbia Canada
2.55%, 06/18/27	CAD 100	76,188
2.80%, 06/18/48	CAD 580	426,545
2.85%, 06/18/25	CAD 50	39,132
3.20%, 06/18/44	CAD 480	378,901
3.25%, 12/18/21	CAD 650	511,581
4.95%, 06/18/40	CAD 170	169,683

150

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
5.00%, 06/18/31	CAD 120	$112,876
6.35%, 06/18/31	CAD 40	41,974
Province of Manitoba Canada
0.75%, 12/15/21(a)	GBP 100	129,394
1.15%, 11/21/19	CAD 150	113,533
2.45%, 06/02/25	CAD 50	37,957
2.60%, 06/02/27	CAD 200	151,152
2.85%, 09/05/46	CAD 190	134,060
3.20%, 03/05/50	CAD 130	98,478
3.40%, 09/05/48	CAD 280	219,866
4.10%, 03/05/41	CAD 100	86,398
4.15%, 06/03/20	CAD 50	39,172
4.60%, 03/05/38	CAD 70	63,941
Province of New Brunswick Canada
2.35%, 08/14/27	CAD 150	110,794
2.60%, 08/14/26	CAD 200	151,618
2.85%, 06/02/23	CAD 50	38,897
3.10%, 08/14/48	CAD 100	73,353
3.55%, 06/03/43	CAD 210	166,198
4.50%, 06/02/20	CAD 40	31,472
4.55%, 03/26/37	CAD 60	53,744
Province of Newfoundland and Labrador Canada
3.00%, 06/02/26	CAD 130	100,921
3.30%, 10/17/46	CAD 250	187,318
3.70%, 10/17/48	CAD 120	96,873
Province of Nova Scotia Canada
2.10%, 06/01/27	CAD 300	219,341
3.50%, 06/02/62	CAD 30	24,944
4.40%, 06/01/42	CAD 20	18,432
4.70%, 06/01/41	CAD 200	190,704
Province of Ontario Canada
0.38%, 06/14/24(a)	EUR 200	230,697
0.63%, 04/17/25(a)	EUR 200	232,719
1.35%, 03/08/22	CAD 1,090	811,097
1.95%, 01/27/23	CAD 150	113,134
2.40%, 06/02/26	CAD 200	150,749
2.60%, 09/08/23	CAD 1,000	771,614
2.60%, 06/02/25	CAD 250	191,887
2.60%, 06/02/27	CAD 1,700	1,292,041
2.65%, 02/05/25	CAD 1,000	771,834
2.80%, 06/02/48	CAD 690	497,538
2.85%, 06/02/23	CAD 50	38,968
2.90%, 06/02/28	CAD 500	387,836
2.90%, 12/02/46	CAD 430	315,704
2.90%, 06/02/49	CAD 800	589,446
3.00%, 09/28/20(a)	EUR 50	60,472
3.45%, 06/02/45	CAD 340	275,479
3.50%, 06/02/24	CAD 470	378,094
3.50%, 06/02/43	CAD 900	732,815
4.00%, 06/02/21	CAD 200	159,077
4.20%, 06/02/20	CAD 50	39,203
4.60%, 06/02/39	CAD 400	374,805
4.65%, 06/02/41	CAD 1,300	1,239,054
4.70%, 06/02/37	CAD 500	469,413
5.60%, 06/02/35	CAD 500	508,037
5.85%, 03/08/33	CAD 60	61,039
6.20%, 06/02/31	CAD 80	82,340
6.50%, 03/08/29	CAD 50	50,581

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada
0.88%, 01/15/25(a)	EUR 100	$118,423
0.88%, 05/04/27(a)	EUR 550	642,981
1.65%, 03/03/22	CAD 400	301,013
2.45%, 03/01/23	CAD 1,000	769,931
2.50%, 09/01/26	CAD 300	228,181
2.75%, 09/01/25	CAD 250	193,893
2.75%, 09/01/27	CAD 500	385,651
3.00%, 09/01/23	CAD 50	39,293
3.50%, 12/01/45	CAD 860	708,974
3.50%, 12/01/48	CAD 450	374,347
3.75%, 09/01/24	CAD 100	81,690
4.25%, 12/01/21	CAD 200	161,413
4.25%, 12/01/43	CAD 450	414,053
4.50%, 12/01/20	CAD 50	39,808
5.00%, 12/01/38	CAD 720	709,671
5.00%, 12/01/41	CAD 500	502,970
5.75%, 12/01/36	CAD 50	52,574
6.25%, 06/01/32	CAD 110	115,557
Province of Saskatchewan Canada
2.65%, 06/02/27	CAD 250	190,364
2.75%, 12/02/46	CAD 300	212,079
3.10%, 06/02/50	CAD 100	76,012
3.20%, 06/03/24	CAD 20	15,850
3.40%, 02/03/42	CAD 100	79,394
4.75%, 06/01/40	CAD 100	95,355
PSP Capital Inc., 1.73%, 06/21/22(a)	CAD 300	225,236
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD 100	82,041
Regional Municipality of York, 2.60%, 12/15/25	CAD 50	37,847
South Coast British Columbia Transportation Authority, 3.25%, 11/23/28	CAD 250	195,193

		54,604,913

Chile — 0.0%
Chile Government International Bond, 1.75%, 01/20/26	EUR 300	360,851

China — 0.0%
China Development Bank, 0.38%, 11/16/21(a)	EUR 150	171,784
Export-Import Bank of China (The)
0.25%, 03/14/20(a)	EUR 100	114,667
0.75%, 05/28/23(a)	EUR 100	114,856

		401,307

Colombia — 0.0%
Colombia Government International Bond, 3.88%, 03/22/26(Call 12/22/25)	EUR 100	130,236

Cyprus — 0.0%
Cyprus Government International Bond, 4.25%, 11/04/25(a)	EUR 300	407,378

Czech Republic — 0.2%
Czech Republic Government Bond
0.45%, 10/25/23(a)	CZK 3,500	148,007
0.95%, 05/15/30(a)	CZK 10,500	421,318
1.00%, 06/26/26(a)	CZK 7,000	296,448
2.50%, 08/25/28(a)	CZK 7,000	333,830
3.63%, 04/14/21(a)	EUR 50	62,136
3.85%, 09/29/21(a)	CZK 2,600	122,276
4.20%, 12/04/36(a)	CZK 2,200	123,807
4.70%, 09/12/22(a)	CZK 4,000	197,329
5.70%, 05/25/24(a)	CZK 6,750	365,551

151

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Czech Republic (continued)
Czech Republic International, 3.88%, 05/24/22(a)	EUR 200	$259,232

		2,329,934

Denmark — 0.5%
Denmark Government Bond
0.50%, 11/15/27	DKK 6,050	963,803
1.50%, 11/15/23	DKK 2,650	442,904
1.75%, 11/15/25	DKK 4,600	797,261
3.00%, 11/15/21	DKK 6,400	1,080,512
4.50%, 11/15/39	DKK 6,050	1,644,989
7.00%, 11/10/24	DKK 500	109,194
Kommunekredit
0.50%, 01/24/25(a)	EUR 300	349,522
0.75%, 05/18/27(a)	EUR 120	140,285

		5,528,470

Finland — 0.6%
Finland Government Bond
0.00%, 04/15/22(e)(f)	EUR 600	696,676
0.38%, 09/15/20(f)	EUR 700	814,540
0.50%, 04/15/26(f)	EUR 581	685,142
0.50%, 09/15/27(f)	EUR 530	619,332
0.50%, 09/15/28(f)	EUR 530	613,695
0.88%, 09/15/25(f)	EUR 470	569,464
1.13%, 04/15/34(f)	EUR 200	241,093
1.38%, 04/15/47(f)	EUR 50	62,341
1.50%, 04/15/23(f)	EUR 600	740,057
1.63%, 09/15/22(f)	EUR 50	61,503
2.00%, 04/15/24(f)	EUR 340	433,789
2.63%, 07/04/42(f)	EUR 280	438,346
3.38%, 04/15/20(f)	EUR 50	60,062
3.50%, 04/15/21(f)	EUR 400	499,205
Finnvera OYJ
0.75%, 08/07/28(a)	EUR 200	232,588
1.13%, 05/17/32(a)	EUR 100	118,042
Municipality Finance PLC, 0.75%, 09/07/27(a)	EUR 150	176,169

		7,062,044

France — 8.9%
Agence Francaise de Developpement
0.25%, 07/21/26(a)	EUR 200	224,668
0.50%, 10/25/22(a)	EUR 200	233,653
1.00%, 01/31/28(a)	EUR 200	234,103
1.38%, 07/05/32(a)	EUR 100	117,241
1.50%, 10/31/34(a)	EUR 100	116,696
3.63%, 04/21/20(a)	EUR 50	60,054
Agence France Locale, 0.50%, 06/20/24(a)	EUR 100	116,156
Bpifrance Financement SA
0.13%, 11/25/20(a)	EUR 100	115,462
0.25%, 02/14/23(a)	EUR 300	346,397
0.75%, 10/25/21(a)	EUR 100	117,381
0.75%, 11/25/24(a)	EUR 100	117,607
0.88%, 09/26/28(a)	EUR 200	230,181
1.00%, 05/25/27(a)	EUR 100	117,762
Caisse d'Amortissement de la Dette Sociale
0.05%, 11/25/20(a)	EUR 700	808,556
0.13%, 11/25/22(a)	EUR 400	463,455
0.13%, 10/25/23(a)	EUR 500	576,616
1.13%, 05/25/19(a)	EUR 100	115,265
1.38%, 11/25/24(a)	EUR 550	676,745
2.50%, 10/25/22	EUR 50	63,062
4.00%, 12/15/25(a)	EUR 300	432,307

Security	Par (000)	Value

France (continued)
Caisse de Refinancement de l'Habitat SA
2.38%, 03/05/24(a)	CHF 150	$171,070
2.50%, 03/29/21(a)	CHF 500	536,503
3.50%, 06/22/20	EUR 150	181,006
3.90%, 01/18/21	EUR 150	185,961
4.00%, 06/17/22	EUR 150	195,553
4.30%, 02/24/23	EUR 300	403,856
Caisse des Depots et Consignations
0.20%, 03/01/22(a)	EUR 100	116,392
4.13%, 02/20/19(a)	EUR 50	57,486
Caisse Francaise de Financement Local
0.38%, 05/11/24(a)	EUR 100	115,479
0.63%, 04/13/26(a)	EUR 200	230,761
0.75%, 01/11/27(a)	EUR 100	115,967
0.75%, 09/27/27(a)	EUR 100	115,113
1.00%, 04/25/28(a)	EUR 500	585,675
3.50%, 09/24/20(a)	EUR 200	243,415
5.38%, 07/08/24(a)	EUR 100	146,132
Caisse Francaise de Financement Local SADIR, 0.20%, 04/27/23(a)	EUR 400	460,609
City of Paris France, 1.38%, 11/20/34(a)	EUR 100	117,584
French Republic Government Bond OAT
0.00%, 02/25/20(a)(e)	EUR 3,500	4,038,162
0.00%, 02/25/21(a)(e)	EUR 3,320	3,845,228
0.00%, 05/25/21(a)(e)	EUR 4,070	4,718,269
0.00%, 05/25/22(a)(e)	EUR 816	947,058
0.00%, 03/25/24(a)(e)	EUR 700	806,508
0.25%, 11/25/26(a)	EUR 1,600	1,833,569
0.50%, 05/25/25(a)	EUR 1,800	2,122,621
0.50%, 05/25/26(a)	EUR 2,460	2,884,685
0.75%, 05/25/28(a)	EUR 800	940,009
1.00%, 11/25/25(a)	EUR 1,800	2,188,446
1.00%, 05/25/27(a)	EUR 2,700	3,264,018
1.25%, 05/25/34(a)	EUR 2,210	2,625,253
1.25%, 05/25/36(f)	EUR 1,020	1,193,877
1.50%, 05/25/31(a)	EUR 2,910	3,615,854
1.75%, 05/25/23(a)	EUR 3,130	3,899,346
1.75%, 11/25/24(a)	EUR 2,950	3,733,256
1.75%, 06/25/39(f)	EUR 750	939,692
1.75%, 05/25/66(f)	EUR 575	663,181
2.00%, 05/25/48(f)	EUR 1,320	1,687,165
2.25%, 10/25/22(a)	EUR 2,060	2,589,649
2.25%, 05/25/24(a)	EUR 1,120	1,445,157
2.50%, 10/25/20(a)	EUR 3,520	4,249,617
2.50%, 05/25/30(a)	EUR 2,610	3,584,288
2.75%, 10/25/27(a)	EUR 1,400	1,935,940
3.00%, 04/25/22(a)	EUR 3,230	4,111,245
3.25%, 10/25/21(a)	EUR 1,850	2,336,970
3.25%, 05/25/45(a)	EUR 1,242	2,001,499
3.50%, 04/25/20(a)	EUR 1,030	1,240,222
3.50%, 04/25/26(a)	EUR 1,050	1,495,642
3.75%, 04/25/21(a)	EUR 2,130	2,673,834
4.00%, 10/25/38(a)	EUR 1,446	2,492,037
4.00%, 04/25/55(a)	EUR 740	1,403,838
4.00%, 04/25/60(a)	EUR 1,080	2,103,322
4.25%, 10/25/23(a)	EUR 2,000	2,778,870
4.50%, 04/25/41(a)	EUR 2,040	3,811,309
4.75%, 04/25/35(a)	EUR 984	1,768,630
5.50%, 04/25/29(a)	EUR 1,450	2,484,955

152

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

France (continued)
5.75%, 10/25/32(a)	EUR 1,500	$2,819,077
6.00%, 10/25/25(a)	EUR 150	240,398
Regie Autonome des Transports Parisiens
0.88%, 05/25/27(a)	EUR 100	117,086
2.88%, 09/09/22(a)	EUR 50	63,488
Region of Ile de France, 0.50%, 06/14/25(a)	EUR 100	116,151
SA de Gestion de Stocks de Securite, 0.63%, 10/20/28(a)	EUR 200	226,578
SFIL SA, 0.10%, 10/18/22(a)	EUR 100	115,063
SNCF Reseau EPIC, 1.88%, 03/30/34(a)	EUR 200	247,622
UNEDIC ASSEO
0.13%, 11/25/24	EUR 200	227,321
0.30%, 11/04/21(a)	EUR 100	116,315
0.63%, 02/17/25(a)	EUR 100	117,627
0.63%, 03/03/26(a)	EUR 600	702,088
0.88%, 10/25/22(a)	EUR 300	356,435
1.50%, 04/20/32(a)	EUR 300	365,529

		105,545,928

Germany — 7.1%
Bundesobligation
0.00%, 04/17/20(a)(e)	EUR 2,265	2,617,192
0.00%, 04/09/21(a)(e)	EUR 1,821	2,115,604
0.00%, 10/08/21(a)(e)	EUR 3,134	3,648,646
0.00%, 10/07/22(a)(e)	EUR 821	958,561
0.00%, 10/13/23(a)(e)	EUR 738	862,035
0.25%, 10/16/20(a)	EUR 2,428	2,826,070
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(e)	EUR 1,693	1,959,106
0.25%, 02/15/27(a)	EUR 881	1,036,550
0.25%, 08/15/28(a)	EUR 350	407,527
0.25%, 02/15/29(a)	EUR 1,040	1,205,365
0.50%, 02/15/25(a)	EUR 2,200	2,640,132
0.50%, 02/15/26(a)	EUR 2,000	2,402,209
1.00%, 08/15/24(a)	EUR 568	699,121
1.00%, 08/15/25(a)	EUR 1,980	2,453,161
1.25%, 08/15/48(a)	EUR 1,281	1,665,451
1.50%, 09/04/22(a)	EUR 654	804,493
1.50%, 02/15/23(a)	EUR 1,902	2,356,085
1.50%, 05/15/23(a)	EUR 2,235	2,778,484
1.50%, 05/15/24(a)	EUR 1,500	1,888,748
1.75%, 07/04/22(a)	EUR 1,112	1,374,915
1.75%, 02/15/24(a)	EUR 1,515	1,924,046
2.00%, 01/04/22(a)	EUR 1,360	1,677,103
2.25%, 09/04/20(a)	EUR 1,140	1,367,297
2.25%, 09/04/21(a)	EUR 5,621	6,920,844
2.50%, 01/04/21(a)	EUR 2,050	2,493,361
2.50%, 07/04/44(a)	EUR 1,348	2,202,481
2.50%, 08/15/46(a)	EUR 1,003	1,664,523
3.00%, 07/04/20(a)	EUR 900	1,085,383
3.25%, 07/04/21(a)	EUR 602	754,681
3.25%, 07/04/42(a)	EUR 1,300	2,348,776
4.00%, 01/04/37(a)	EUR 1,269	2,336,101
4.25%, 07/04/39(a)	EUR 769	1,513,341
4.75%, 07/04/28(a)	EUR 1,100	1,820,173
4.75%, 07/04/34(a)	EUR 1,665	3,159,896
4.75%, 07/04/40(a)	EUR 1,348	2,856,452
5.50%, 01/04/31(a)	EUR 970	1,809,012
6.25%, 01/04/30(a)	EUR 353	673,602
Free and Hanseatic City of Hamburg
0.50%, 04/27/26(a)	EUR 150	174,381
1.45%, 11/05/38(a)	EUR 100	119,229

Security	Par (000)	Value

Germany (continued)
Gemeinsame Deutsche Bundeslaender
0.25%, 10/01/20(a)	EUR 175	$202,826
0.25%, 03/18/24	EUR 500	579,755
0.63%, 10/25/27(a)	EUR 100	116,144
HSH Finanzfonds AoeR, 0.13%, 09/20/24	EUR 100	114,178
Land Baden-Wuerttemberg, 0.63%, 01/16/25(a)	EUR 300	354,118
Land Berlin
0.63%, 03/20/26(a)	EUR 100	117,397
0.75%, 11/11/22(a)	EUR 50	59,269
1.38%, 06/05/37(a)	EUR 420	497,090
1.50%, 08/28/20(a)	EUR 150	177,148
3.13%, 08/17/21(a)	EUR 30	37,395
Land Hessen, 0.38%, 07/04/22(a)	EUR 50	58,454
Land Niedersachsen
0.40%, 07/10/20	EUR 50	57,997
0.75%, 02/15/28(a)	EUR 300	351,161
Land Thueringen
0.20%, 10/26/26(a)	EUR 60	67,998
0.50%, 03/02/27(a)	EUR 100	115,571
State of Baden-Wurttemberg, 0.63%, 01/27/26(a)	EUR 100	117,609
State of Brandenburg, 1.13%, 07/04/33(a)	EUR 100	116,186
State of Bremen
0.00%, 06/06/19(a)(e)	EUR 200	229,781
0.50%, 10/07/22(a)	EUR 100	117,452
1.20%, 01/30/34(a)	EUR 200	232,180
State of Hesse
0.00%, 09/15/21(a)(e)	EUR 200	230,979
0.38%, 07/06/26	EUR 200	230,169
0.63%, 08/02/28(a)	EUR 250	288,727
0.75%, 08/04/36(a)	EUR 200	214,933
1.75%, 01/20/23(a)	EUR 50	61,620
State of Lower Saxony
0.00%, 08/02/24(a)(e)	EUR 100	114,110
0.38%, 01/09/26(a)	EUR 200	231,030
0.50%, 06/08/26(a)	EUR 450	523,044
State of North Rhine-Westphalia Germany
0.00%, 02/16/21(a)(e)	EUR 150	173,231
0.00%, 12/05/22(a)(e)	EUR 400	460,898
0.20%, 02/16/24(a)	EUR 310	358,605
0.50%, 02/16/27(a)	EUR 500	577,391
0.63%, 11/17/23(a)	EUR 500	590,782
0.63%, 07/21/31(a)	EUR 160	176,999
0.75%, 08/16/41(a)	EUR 50	50,717
1.45%, 02/16/43(a)	EUR 250	290,907
1.55%, 06/16/48(a)	EUR 50	58,636
1.63%, 10/24/30(a)	EUR 50	62,284
1.65%, 05/16/47(a)	EUR 70	84,571
1.75%, 05/17/19(a)	EUR 200	230,890
1.75%, 10/26/57(a)	EUR 180	217,752
1.88%, 09/15/22(a)	EUR 50	61,588
1.95%, 09/26/78(a)	EUR 200	240,896
State of Rhineland-Palatinate, 0.75%, 01/19/26(a)	EUR 500	592,893
State of Schleswig-Holstein Germany, 0.38%, 10/30/24	EUR 300	348,744

		83,792,242

Hungary — 0.2%
Hungary Government Bond
1.00%, 09/23/20	HUF 55,000	201,310
1.75%, 10/26/22	HUF 178,130	651,560
2.50%, 10/27/21	HUF 50,000	187,901
2.75%, 12/22/26	HUF 40,000	145,607

153

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary (continued)
3.00%, 10/27/27	HUF 50,000	$185,054
5.50%, 06/24/25	HUF 75,000	322,658
6.75%, 10/22/28	HUF 70,000	338,370
Hungary Government International Bond, 1.25%, 10/22/25(a)	EUR 250	289,677

		2,322,137

Indonesia — 0.7%
Indonesia Government International Bond
2.63%, 06/14/23(a)	EUR 150	181,799
3.75%, 06/14/28(a)	EUR 200	258,750
Indonesia Treasury Bond
7.00%, 05/15/27	IDR 25,000,000	1,672,929
7.50%, 08/15/32	IDR 6,000,000	396,870
8.25%, 05/15/29	IDR 6,750,000	493,029
8.25%, 05/15/36	IDR 18,000,000	1,272,283
8.38%, 03/15/24	IDR 15,790,000	1,152,678
8.38%, 09/15/26	IDR 9,000,000	653,784
12.80%, 06/15/21	IDR 18,000,000	1,434,461
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR 7,600,000	539,036

		8,055,619

Ireland — 0.6%
Ireland Government Bond
0.80%, 03/15/22(a)	EUR 500	592,566
0.90%, 05/15/28(a)	EUR 470	548,378
1.00%, 05/15/26(a)	EUR 780	932,914
1.30%, 05/15/33(a)	EUR 140	162,073
1.35%, 03/18/31(a)	EUR 320	379,169
1.70%, 05/15/37(a)	EUR 410	491,771
2.00%, 02/18/45(a)	EUR 410	511,421
2.40%, 05/15/30(a)	EUR 600	794,776
3.40%, 03/18/24(a)	EUR 110	147,774
3.90%, 03/20/23(a)	EUR 750	1,003,427
5.00%, 10/18/20	EUR 785	984,716
5.40%, 03/13/25	EUR 300	451,701

		7,000,686

Israel — 0.3%
Israel Government Bond - Fixed
1.00%, 04/30/21	ILS 1,270	355,596
1.25%, 11/30/22	ILS 1,000	278,951
1.75%, 08/31/25	ILS 2,980	833,900
2.00%, 03/31/27	ILS 900	254,896
2.25%, 09/28/28	ILS 760	213,844
3.75%, 03/31/24	ILS 1,050	333,937
5.00%, 01/31/20	ILS 100	28,803
5.50%, 01/31/22	ILS 500	157,008
5.50%, 01/31/42	ILS 750	292,837
6.00%, 02/28/19	ILS 100	29,169
6.25%, 10/30/26	ILS 350	129,413
Israel Government International Bond
1.50%, 01/18/27(a)	EUR 100	118,794
1.50%, 01/16/29(a)	EUR 200	234,110
2.38%, 01/18/37(a)	EUR 100	124,036

		3,385,294

Italy — 7.3%
Cassa Depositi e Prestiti SpA
0.75%, 11/21/22(a)	EUR 200	223,342
1.50%, 06/21/24(a)	EUR 100	111,259

Security	Par (000)	Value

Italy (continued)
Italy Buoni Poliennali Del Tesoro
0.05%, 10/15/19	EUR 300	$344,300
0.20%, 10/15/20	EUR 1,800	2,062,993
0.35%, 11/01/21	EUR 2,420	2,750,559
0.45%, 06/01/21(a)	EUR 2,456	2,812,951
0.65%, 11/01/20	EUR 3,694	4,263,899
0.65%, 10/15/23	EUR 3,410	3,778,594
0.70%, 05/01/20	EUR 3,100	3,579,432
0.90%, 08/01/22(a)	EUR 1,735	1,976,929
0.95%, 03/15/23	EUR 1,450	1,641,224
1.05%, 12/01/19	EUR 700	809,954
1.20%, 04/01/22	EUR 2,731	3,157,532
1.25%, 12/01/26(a)	EUR 1,100	1,182,929
1.35%, 04/15/22	EUR 200	232,182
1.45%, 11/15/24(a)	EUR 1,586	1,783,403
1.45%, 05/15/25	EUR 1,270	1,413,645
1.50%, 06/01/25	EUR 300	335,182
1.60%, 06/01/26	EUR 2,500	2,774,791
1.65%, 03/01/32(f)	EUR 250	251,874
1.85%, 05/15/24	EUR 480	555,744
2.00%, 12/01/25	EUR 1,300	1,489,820
2.00%, 02/01/28(a)	EUR 3,033	3,373,128
2.05%, 08/01/27	EUR 1,853	2,078,873
2.15%, 12/15/21	EUR 150	178,624
2.20%, 06/01/27	EUR 2,060	2,344,127
2.25%, 09/01/36(f)	EUR 2,505	2,585,028
2.45%, 10/01/23(a)	EUR 620	741,277
2.45%, 09/01/33(f)	EUR 1,040	1,127,403
2.50%, 12/01/24	EUR 600	713,978
2.70%, 03/01/47(f)	EUR 790	811,676
2.80%, 12/01/28(a)	EUR 1,500	1,755,082
2.80%, 03/01/67(f)	EUR 290	285,485
2.95%, 09/01/38(f)	EUR 1,150	1,272,749
3.25%, 09/01/46(f)	EUR 825	932,796
3.35%, 03/01/35(f)	EUR 300	356,066
3.45%, 03/01/48(f)	EUR 700	804,620
3.50%, 03/01/30(f)	EUR 1,970	2,426,078
3.75%, 03/01/21	EUR 850	1,041,274
3.75%, 05/01/21(f)	EUR 470	577,392
3.75%, 08/01/21(f)	EUR 350	431,672
4.00%, 09/01/20	EUR 80	97,167
4.00%, 02/01/37(f)	EUR 656	844,183
4.25%, 03/01/20(a)	EUR 500	598,951
4.50%, 02/01/20(f)	EUR 500	598,670
4.50%, 05/01/23	EUR 1,460	1,891,404
4.50%, 03/01/24	EUR 1,880	2,452,872
4.50%, 03/01/26(f)	EUR 100	132,706
4.75%, 09/01/21	EUR 600	758,363
4.75%, 08/01/23(f)	EUR 1,100	1,445,427
4.75%, 09/01/28(f)	EUR 600	820,869
4.75%, 09/01/44(f)	EUR 1,200	1,681,890
5.00%, 03/01/25(f)	EUR 350	472,355
5.00%, 08/01/34(f)	EUR 1,618	2,302,522
5.00%, 08/01/39(f)	EUR 311	446,157
5.00%, 09/01/40(f)	EUR 1,434	2,049,432
5.25%, 11/01/29	EUR 100	142,115
5.50%, 11/01/22(a)	EUR 2,700	3,578,972
5.75%, 02/01/33	EUR 640	964,864

154

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Italy (continued)
6.00%, 05/01/31(a)	EUR 1,898	$2,887,471
6.50%, 11/01/27	EUR 500	759,158

		86,295,414

Japan — 12.2%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR 100	117,078
Japan Government Five Year Bond
0.10%, 03/20/20	JPY 130,000	1,198,250
0.10%, 06/20/20	JPY 300,000	2,767,068
0.10%, 09/20/20	JPY 205,000	1,892,129
0.10%, 12/20/20	JPY 140,000	1,293,099
0.10%, 03/20/21	JPY 484,450	4,477,568
0.10%, 06/20/21	JPY 400,000	3,699,164
0.10%, 09/20/21	JPY 350,000	3,238,955
0.10%, 12/20/21	JPY 90,000	833,453
0.10%, 03/20/22	JPY 350,000	3,243,297
0.10%, 06/20/22	JPY 120,000	1,112,748
0.10%, 09/20/22	JPY 85,000	788,736
0.10%, 12/20/22	JPY 492,000	4,568,507
0.20%, 03/20/19	JPY 28,000	257,403
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY 56,000	459,876
0.80%, 03/20/58	JPY 20,000	187,548
0.90%, 03/20/57	JPY 33,500	325,116
1.40%, 03/20/55	JPY 65,000	727,758
1.70%, 03/20/54	JPY 30,000	361,271
1.90%, 03/20/53	JPY 35,000	438,643
2.00%, 03/20/52	JPY 48,000	613,926
2.20%, 03/20/49	JPY 52,000	680,071
2.20%, 03/20/50	JPY 45,000	592,120
2.20%, 03/20/51	JPY 49,000	649,251
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY 100,000	935,836
0.10%, 06/20/26	JPY 230,000	2,153,183
0.10%, 09/20/26	JPY 290,000	2,714,297
0.10%, 12/20/26	JPY 137,000	1,282,007
0.10%, 03/20/27	JPY 195,000	1,824,288
0.10%, 06/20/27	JPY 230,000	2,150,203
0.10%, 09/20/27	JPY 345,000	3,223,181
0.10%, 12/20/27	JPY 75,000	700,071
0.10%, 03/20/28	JPY 60,000	559,274
0.10%, 09/20/28	JPY 120,000	1,115,670
0.30%, 12/20/24	JPY 110,000	1,038,385
0.30%, 12/20/25	JPY 80,000	758,394
0.40%, 03/20/25	JPY 100,000	950,822
0.40%, 06/20/25	JPY 35,000	333,251
0.40%, 09/20/25	JPY 57,500	548,023
0.50%, 09/20/24	JPY 555,000	5,290,068
0.50%, 12/20/24	JPY 150,000	1,432,353
0.60%, 03/20/23	JPY 200,000	1,896,150
0.60%, 12/20/23	JPY 329,000	3,137,003
0.60%, 03/20/24	JPY 210,000	2,005,526
0.60%, 06/20/24	JPY 70,000	669,763
0.70%, 12/20/22	JPY 200,000	1,899,862
0.80%, 09/20/22	JPY 70,000	665,897
0.80%, 12/20/22	JPY 130,000	1,239,557
0.80%, 06/20/23	JPY 130,000	1,245,410
0.80%, 09/20/23	JPY 190,000	1,824,475
0.90%, 03/20/22	JPY 160,000	1,519,419
0.90%, 06/20/22	JPY 130,000	1,237,574
1.00%, 09/20/21	JPY 110,000	1,041,892

Security	Par (000)	Value

Japan (continued)
1.00%, 12/20/21	JPY 165,000	$1,567,083
1.00%, 03/20/22	JPY 20,000	190,508
1.20%, 12/20/20	JPY 200,000	1,885,032
1.20%, 06/20/21	JPY 20,000	189,791
1.30%, 12/20/19	JPY 20,000	186,164
1.30%, 03/20/20	JPY 150,000	1,401,355
1.40%, 03/20/20	JPY 130,000	1,215,870
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY 73,000	618,967
0.50%, 09/20/46	JPY 69,000	616,511
0.60%, 12/20/46	JPY 42,000	384,812
0.80%, 03/20/46	JPY 36,000	347,334
0.80%, 03/20/47	JPY 81,000	779,708
0.80%, 06/20/47	JPY 47,000	452,255
0.80%, 03/20/48	JPY 20,000	191,837
0.90%, 09/20/48	JPY 35,000	343,980
1.40%, 09/20/45	JPY 55,000	605,425
1.40%, 12/20/45	JPY 25,000	275,639
1.50%, 12/20/44	JPY 54,500	611,193
1.60%, 06/20/45	JPY 33,000	378,616
1.70%, 12/20/43	JPY 25,000	290,595
1.70%, 03/20/44	JPY 10,000	116,450
1.70%, 06/20/44	JPY 45,000	524,465
1.70%, 09/20/44	JPY 19,000	221,581
1.80%, 03/20/43	JPY 50,000	588,459
1.80%, 09/20/43	JPY 36,000	425,844
1.90%, 09/20/42	JPY 64,000	766,647
1.90%, 06/20/43	JPY 20,000	240,371
2.00%, 09/20/40	JPY 90,000	1,082,440
2.00%, 09/20/41	JPY 58,000	702,294
2.00%, 03/20/42	JPY 71,000	862,014
2.20%, 09/20/39	JPY 40,000	492,177
2.20%, 03/20/41	JPY 62,000	771,374
2.30%, 03/20/35	JPY 29,000	350,430
2.30%, 06/20/35	JPY 15,000	181,622
2.30%, 12/20/35	JPY 155,000	1,887,146
2.30%, 03/20/39	JPY 34,500	429,270
2.30%, 03/20/40	JPY 75,000	940,777
2.40%, 09/20/38	JPY 70,500	886,403
2.50%, 09/20/37	JPY 49,000	620,215
2.50%, 03/20/38	JPY 5,000	63,516
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY 170,000	1,524,267
0.40%, 03/20/36	JPY 140,000	1,300,522
0.50%, 09/20/36	JPY 134,000	1,262,159
0.60%, 12/20/36	JPY 70,000	669,422
0.60%, 09/20/37	JPY 77,000	733,435
0.70%, 03/20/37	JPY 82,300	799,406
0.80%, 06/20/23	JPY 100,000	957,990
1.00%, 12/20/35	JPY 65,000	663,659
1.20%, 12/20/34	JPY 60,000	629,970
1.20%, 03/20/35	JPY 30,000	314,872
1.20%, 09/20/35	JPY 85,000	893,730
1.30%, 06/20/35	JPY 62,500	665,792
1.40%, 09/20/34	JPY 75,000	808,681
1.50%, 03/20/34	JPY 25,000	272,590
1.50%, 06/20/34	JPY 50,000	545,796
1.60%, 03/20/32	JPY 40,000	436,758
1.60%, 03/20/33	JPY 97,000	1,065,057
1.60%, 12/20/33	JPY 45,000	496,253

155

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
1.70%, 12/20/22	JPY 100,000	$985,574
1.70%, 12/20/31	JPY 10,000	110,164
1.70%, 03/20/32	JPY 56,000	618,094
1.70%, 06/20/32	JPY 55,000	608,174
1.70%, 09/20/32	JPY 46,000	509,428
1.70%, 12/20/32	JPY 25,000	277,316
1.70%, 06/20/33	JPY 31,000	344,934
1.70%, 09/20/33	JPY 150,000	1,670,936
1.80%, 06/20/31	JPY 11,000	121,958
1.80%, 09/20/31	JPY 80,000	888,858
1.80%, 12/20/31	JPY 10,000	111,336
1.80%, 12/20/32	JPY 17,600	197,491
1.90%, 12/20/28	JPY 286,150	3,124,670
1.90%, 09/20/30	JPY 45,000	500,685
1.90%, 06/20/31	JPY 80,000	896,106
2.00%, 03/20/27	JPY 35,000	377,298
2.00%, 06/20/30	JPY 20,000	224,036
2.10%, 09/20/25	JPY 70,000	740,181
2.10%, 12/20/26	JPY 107,000	1,157,150
2.10%, 09/20/27	JPY 60,000	656,295
2.10%, 12/20/27	JPY 50,000	548,691
2.10%, 06/20/29	JPY 100,000	1,116,981
2.10%, 09/20/29	JPY 25,000	280,235
2.10%, 03/20/30	JPY 90,000	1,014,429
2.10%, 12/20/30	JPY 100,000	1,137,039
2.20%, 09/21/20	JPY 130,000	1,241,110
2.20%, 03/20/26	JPY 74,300	798,191
2.20%, 03/20/28	JPY 75,000	831,512
2.20%, 12/20/29	JPY 18,000	204,141
2.20%, 03/20/30	JPY 15,000	170,560
2.30%, 06/20/27	JPY 25,000	276,378
2.40%, 03/20/20	JPY 30,000	283,686
Series 49, 2.10%, 03/22/21	JPY 120,000	1,156,369
Japan Government Two Year Bond
0.10%, 02/15/20	JPY 100,000	921,584
0.10%, 06/01/20	JPY 200,000	1,844,694

		144,587,682

Latvia — 0.0%
Latvia Government International Bond
1.38%, 09/23/25(a)	EUR 100	119,776
2.63%, 01/21/21(a)	EUR 350	422,190

		541,966

Lithuania — 0.0%
Lithuania Government International Bond
0.95%, 05/26/27(a)	EUR 220	254,496
2.13%, 10/22/35(a)	EUR 60	74,980

		329,476

Luxembourg — 0.1%
Luxembourg Government Bond
0.63%, 02/01/27(a)	EUR 70	82,444
2.13%, 07/10/23(a)	EUR 217	275,654
2.25%, 03/19/28(a)	EUR 190	253,877

		611,975

Malaysia — 0.7%
Malaysia Government Bond
3.48%, 03/15/23	MYR 2,200	530,600
3.62%, 11/30/21	MYR 2,000	488,662
3.66%, 10/15/20	MYR 600	146,848
3.80%, 08/17/23	MYR 2,500	606,323

Security	Par (000)	Value

Malaysia (continued)
3.89%, 07/31/20	MYR 1,000	$245,532
3.90%, 11/30/26	MYR 1,900	459,321
3.90%, 11/16/27	MYR 6,000	1,445,273
3.96%, 09/15/25	MYR 1,500	365,691
4.06%, 09/30/24	MYR 4,500	1,106,774
4.25%, 05/31/35	MYR 800	189,650
4.38%, 11/29/19	MYR 600	147,627
4.50%, 04/15/30	MYR 850	212,019
4.74%, 03/15/46	MYR 1,000	241,680
4.76%, 04/07/37	MYR 1,800	451,679
4.94%, 09/30/43	MYR 450	112,774
Malaysia Government Investment Issue
3.23%, 04/15/20	MYR 2,500	608,325
3.99%, 10/15/25	MYR 150	36,504
4.58%, 08/30/33	MYR 1,600	394,121

		7,789,403

Mexico — 0.7%
Mexican Bonos
5.75%, 03/05/26	MXN 20,000	906,946
6.50%, 06/10/21	MXN 33,500	1,698,129
6.50%, 06/09/22	MXN 3,000	149,962
7.50%, 06/03/27	MXN 21,000	1,045,009
7.75%, 05/29/31	MXN 13,000	641,288
7.75%, 11/23/34	MXN 6,000	291,000
7.75%, 11/13/42	MXN 9,000	426,671
8.00%, 06/11/20	MXN 16,000	838,686
8.00%, 12/07/23	MXN 8,000	417,375
8.00%, 11/07/47	MXN 5,000	242,363
8.50%, 05/31/29	MXN 2,000	105,270
8.50%, 11/18/38	MXN 5,500	283,012
10.00%, 12/05/24	MXN 4,000	227,424
10.00%, 11/20/36	MXN 3,000	176,329
Mexico Government International Bond
1.38%, 01/15/25	EUR 250	283,824
1.75%, 04/17/28	EUR 200	223,220
2.38%, 04/09/21	EUR 300	360,524
3.00%, 03/06/45	EUR 100	108,704
3.38%, 02/23/31	EUR 200	252,101
6.75%, 02/06/24	GBP 100	155,198

		8,833,035

Netherlands — 1.6%
Netherlands Government Bond
0.00%, 01/15/22(e)(f)	EUR 1,301	1,514,538
0.00%, 01/15/24(e)(f)	EUR 1,373	1,593,771
0.25%, 01/15/20(f)	EUR 600	694,143
0.25%, 07/15/25(f)	EUR 1,070	1,254,622
0.75%, 07/15/27(f)	EUR 1,400	1,687,763
1.75%, 07/15/23(f)	EUR 807	1,012,211
2.25%, 07/15/22(f)	EUR 1,300	1,632,126
2.50%, 01/15/33(f)	EUR 500	726,209
2.75%, 01/15/47(f)	EUR 681	1,164,180
3.25%, 07/15/21(f)	EUR 2,020	2,535,564
3.50%, 07/15/20(f)	EUR 1,100	1,337,245
3.75%, 01/15/42(f)	EUR 1,090	2,060,874
4.00%, 01/15/37(f)	EUR 1,000	1,807,382

		19,020,628

156

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Zealand — 0.2%
New Zealand Government Bond
2.75%, 04/15/25(a)	NZD 200	$145,553
2.75%, 04/15/37(a)	NZD 110	78,094
3.00%, 04/15/20	NZD 300	210,454
3.00%, 04/20/29	NZD 300	222,565
3.50%, 04/14/33(a)	NZD 330	258,735
3.50%, 04/14/33	NZD 200	136,851
4.50%, 04/15/27(a)	NZD 300	246,379
5.00%, 03/15/19(a)	NZD 200	139,204
5.50%, 04/15/23(a)	NZD 1,220	974,103
6.00%, 05/15/21(a)	NZD 600	455,862

		2,867,800

Norway — 0.3%
Kommunalbanken AS
0.88%, 05/24/27(a)	EUR 100	117,793
1.50%, 12/15/23(a)	GBP 200	264,763
4.25%, 07/16/25	AUD 150	119,850
Norway Government Bond
1.50%, 02/19/26(f)	NOK 4,400	520,222
1.75%, 03/13/25(f)	NOK 550	66,312
1.75%, 02/17/27(f)	NOK 3,540	423,804
2.00%, 05/24/23(f)	NOK 3,000	365,998
3.00%, 03/14/24(f)	NOK 4,517	578,671
3.75%, 05/25/21(f)	NOK 5,700	715,993
4.50%, 05/22/19(f)	NOK 3,790	454,485

		3,627,891

Peru — 0.0%
Peruvian Government International Bond, 2.75%, 01/30/26	EUR 100	126,046

Poland — 0.7%
Bank Gospodarstwa Krajowego
1.38%, 06/01/25(a)	EUR 200	233,382
1.63%, 04/30/28(a)	EUR 100	114,607
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR 1,000	1,166,532
0.88%, 10/14/21(a)	EUR 940	1,106,366
0.88%, 05/10/27(a)	EUR 100	114,623
1.00%, 10/25/28(a)	EUR 300	344,641
1.13%, 08/07/26(a)	EUR 400	471,941
1.38%, 10/22/27(a)	EUR 570	679,423
1.50%, 09/09/25(a)	EUR 100	121,358
1.50%, 01/19/26(a)	EUR 170	205,696
2.38%, 01/18/36(a)	EUR 150	186,541
3.00%, 01/15/24(a)	EUR 400	519,147
3.38%, 07/09/24(a)	EUR 720	957,929
4.00%, 03/23/21	EUR 1,000	1,250,915
4.50%, 01/18/22(a)	EUR 160	208,491
5.25%, 01/20/25	EUR 600	878,033

		8,559,625

Portugal — 0.8%
Portugal Obrigacoes do Tesouro OT
1.95%, 06/15/29(f)	EUR 500	591,992
2.13%, 10/17/28(f)	EUR 700	849,873
2.25%, 04/18/34(f)	EUR 300	352,775
2.88%, 07/21/26(f)	EUR 730	942,452
3.85%, 04/15/21(f)	EUR 1,400	1,749,884
4.10%, 04/15/37(f)	EUR 400	578,553
4.10%, 02/15/45(f)	EUR 150	218,441
4.13%, 04/14/27(f)	EUR 800	1,118,919

Security	Par (000)	Value

Portugal (continued)
4.80%, 06/15/20(f)	EUR 400	$490,792
4.95%, 10/25/23(f)	EUR 1,500	2,098,525

		8,992,206

Romania — 0.1%
Romanian Government International Bond
2.75%, 10/29/25(a)	EUR 60	73,744
2.88%, 05/26/28(a)	EUR 150	171,596
2.88%, 03/11/29(a)	EUR 200	222,722
3.38%, 02/08/38(a)	EUR 200	207,689
3.63%, 04/24/24(a)	EUR 50	64,721
4.88%, 11/07/19(a)	EUR 200	238,018

		978,490

Russia — 0.3%
Russian Federal Bond - OFZ
6.90%, 05/23/29	RUB 20,000	281,691
7.00%, 08/16/23	RUB 34,000	502,870
7.05%, 01/19/28	RUB 11,455	164,974
7.10%, 10/16/24	RUB 15,000	221,075
7.40%, 12/07/22	RUB 20,000	301,523
7.60%, 04/14/21	RUB 15,000	228,789
7.70%, 03/23/33	RUB 25,000	370,307
7.75%, 09/16/26	RUB 60,000	907,274
8.50%, 09/17/31	RUB 11,500	181,934
Russian Foreign Bond - Eurobond, 2.88%, 12/04/25(a)	EUR 200	236,375

		3,396,812

Singapore — 0.4%
Singapore Government Bond
1.25%, 10/01/21	SGD 150	109,460
1.75%, 04/01/22	SGD 500	369,286
2.13%, 06/01/26	SGD 300	223,553
2.25%, 06/01/21	SGD 400	299,266
2.25%, 08/01/36	SGD 300	216,433
2.38%, 06/01/25	SGD 150	113,569
2.63%, 05/01/28	SGD 450	348,267
2.75%, 07/01/23	SGD 450	345,583
2.75%, 04/01/42	SGD 100	76,823
2.75%, 03/01/46	SGD 400	307,143
2.88%, 09/01/30	SGD 400	315,972
3.00%, 09/01/24	SGD 1,150	898,020
3.25%, 09/01/20	SGD 1,350	1,023,687
3.38%, 09/01/33	SGD 430	357,856
3.50%, 03/01/27	SGD 280	229,485

		5,234,403

Slovakia — 0.2%
Slovakia Government Bond
0.63%, 05/22/26	EUR 350	407,840
1.38%, 01/21/27(a)	EUR 400	490,066
1.63%, 01/21/31(a)	EUR 330	399,276
1.88%, 03/09/37(a)	EUR 224	276,085
3.00%, 02/28/23(a)	EUR 150	193,732
4.00%, 04/27/20(a)	EUR 300	362,841
4.35%, 10/14/25(a)	EUR 50	75,206

		2,205,046

Slovenia — 0.1%
Slovenia Government Bond
1.25%, 03/22/27(a)	EUR 230	275,225
1.75%, 11/03/40(a)	EUR 80	92,727
2.13%, 07/28/25(a)	EUR 398	509,263
2.25%, 03/03/32(a)	EUR 160	206,036

157

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Slovenia (continued)
3.00%, 04/08/21(a)	EUR 50	$61,419
3.13%, 08/07/45(a)	EUR 150	215,119

		1,359,789

South Korea — 2.9%
Export-Import Bank of Korea, 0.63%, 07/11/23(a)	EUR 200	231,505
Korea Treasury Bond
1.25%, 12/10/19	KRW 1,000,000	896,553
1.38%, 09/10/21	KRW 1,050,000	937,880
1.50%, 12/10/26	KRW 1,750,000	1,517,175
1.50%, 09/10/36	KRW 943,500	781,732
1.75%, 06/10/20	KRW 1,000,000	900,481
1.75%, 12/10/20	KRW 2,200,000	1,980,643
1.88%, 03/10/22	KRW 860,000	778,997
1.88%, 06/10/26	KRW 300,000	267,461
2.00%, 03/10/20	KRW 400,000	363,205
2.00%, 09/10/20	KRW 200,000	181,759
2.00%, 03/10/21	KRW 1,970,000	1,791,476
2.00%, 09/10/22	KRW 1,250,000	1,137,195
2.00%, 03/10/46	KRW 700,000	627,990
2.13%, 06/10/27	KRW 800,000	726,856
2.13%, 03/10/47	KRW 1,380,000	1,267,965
2.25%, 09/10/23	KRW 1,800,000	1,658,721
2.25%, 06/10/25	KRW 1,050,000	962,246
2.25%, 12/10/25	KRW 730,000	669,469
2.25%, 09/10/37	KRW 300,000	278,217
2.38%, 03/10/23	KRW 2,600,000	2,403,642
2.38%, 12/10/27	KRW 2,300,000	2,133,141
2.38%, 12/10/28	KRW 800,000	744,967
2.63%, 06/10/28	KRW 600,000	568,723
2.63%, 09/10/35	KRW 740,000	723,087
2.63%, 03/10/48	KRW 850,000	865,989
2.75%, 09/10/19	KRW 80,000	73,105
2.75%, 12/10/44	KRW 750,000	765,443
3.00%, 03/10/23	KRW 750,000	711,228
3.00%, 09/10/24	KRW 120,000	115,128
3.00%, 12/10/42	KRW 1,280,000	1,355,800
3.38%, 09/10/23	KRW 1,200,000	1,162,241
3.50%, 03/10/24	KRW 225,000	220,385
3.75%, 12/10/33	KRW 1,030,000	1,130,709
4.00%, 12/10/31	KRW 750,000	824,242
4.25%, 06/10/21	KRW 900,000	858,788
4.75%, 12/10/30	KRW 160,000	185,141
5.00%, 06/10/20	KRW 1,150,000	1,085,309
5.25%, 03/10/27	KRW 100,000	113,596
5.50%, 12/10/29	KRW 150,000	181,362

		34,179,552

Spain — 4.9%
Adif - Alta Velocidad, 1.88%, 09/22/22(a)	EUR 100	121,268
Autonomous Community of Andalusia Spain, 1.88%, 10/31/28(a)	EUR 200	238,229
Autonomous Community of Madrid Spain
0.75%, 04/30/22(a)	EUR 100	117,086
1.00%, 09/30/24(a)	EUR 50	58,527
1.19%, 05/08/22(a)	EUR 170	201,675
1.77%, 04/30/28(a)	EUR 150	178,661
1.83%, 04/30/25(a)	EUR 50	61,062
4.30%, 09/15/26	EUR 200	283,780

Security	Par (000)	Value

Spain (continued)
FADE - Fondo de Amortizacion del Deficit Electrico
0.03%, 06/17/20(a)	EUR 200	$229,942
0.50%, 03/17/23(a)	EUR 400	463,092
0.85%, 09/17/19(a)	EUR 100	115,532
Instituto de Credito Oficial
0.25%, 04/30/22(a)	EUR 200	231,227
4.38%, 05/20/19(a)	EUR 50	58,142
Spain Government Bond
0.05%, 10/31/21	EUR 1,400	1,612,148
0.35%, 07/30/23	EUR 500	577,592
0.40%, 04/30/22	EUR 648	754,797
0.45%, 10/31/22	EUR 1,670	1,947,495
0.75%, 07/30/21	EUR 4,386	5,148,617
1.15%, 07/30/20	EUR 1,750	2,050,627
1.30%, 10/31/26(f)	EUR 1,816	2,149,261
1.40%, 01/31/20	EUR 600	700,298
1.40%, 04/30/28(f)	EUR 800	939,238
1.40%, 07/30/28(f)	EUR 1,500	1,752,603
1.45%, 10/31/27(f)	EUR 898	1,063,568
1.50%, 04/30/27(f)	EUR 1,300	1,551,128
1.60%, 04/30/25(f)	EUR 2,240	2,732,883
1.95%, 04/30/26(f)	EUR 600	743,396
1.95%, 07/30/30(f)	EUR 1,650	1,995,662
2.15%, 10/31/25(f)	EUR 1,100	1,382,583
2.35%, 07/30/33(f)	EUR 1,105	1,368,618
2.70%, 10/31/48(f)	EUR 550	673,412
2.75%, 10/31/24(f)	EUR 3,173	4,108,380
2.90%, 10/31/46(f)	EUR 560	719,089
3.45%, 07/30/66(f)	EUR 550	762,732
3.80%, 04/30/24(f)	EUR 1,000	1,349,894
4.20%, 01/31/37(f)	EUR 1,620	2,513,971
4.40%, 10/31/23(f)	EUR 1,100	1,507,313
4.65%, 07/30/25(f)	EUR 700	1,007,962
4.70%, 07/30/41(f)	EUR 350	586,596
4.80%, 01/31/24(f)	EUR 250	350,222
4.85%, 10/31/20(f)	EUR 1,450	1,812,097
4.90%, 07/30/40(f)	EUR 1,036	1,772,973
5.15%, 10/31/28(f)	EUR 950	1,484,053
5.15%, 10/31/44(f)	EUR 1,320	2,373,839
5.40%, 01/31/23(f)	EUR 1,500	2,085,840
5.50%, 04/30/21(f)	EUR 1,000	1,293,543
5.75%, 07/30/32	EUR 506	875,849
6.00%, 01/31/29	EUR 930	1,545,554

		57,652,056

Supranational — 2.7%
African Development Bank, 0.13%, 10/07/26	EUR 150	168,517
Asian Development Bank
0.35%, 07/16/25	EUR 200	231,716
2.60%, 01/16/20(a)	AUD 50	36,596
Council of Europe Development Bank
0.13%, 04/10/24(a)	EUR 150	173,241
0.75%, 06/09/25(a)	EUR 50	59,490
EUROFIMA, 0.25%, 04/25/23(a)	EUR 150	173,553
European Bank for Reconstruction & Development, 1.25%, 12/15/22	GBP 200	263,406
European Financial Stability Facility
0.00%, 03/29/21(a)(e)	EUR 1,100	1,271,295
0.00%, 11/17/22(a)(e)	EUR 710	819,585
0.10%, 01/19/21(a)	EUR 200	231,482
0.38%, 10/11/24(a)	EUR 350	407,447

158

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.40%, 02/17/25(a)	EUR 925	$1,075,783
0.50%, 01/20/23(a)	EUR 100	117,715
0.75%, 05/03/27(a)	EUR 540	634,841
0.95%, 02/14/28(a)	EUR 400	476,081
1.25%, 05/24/33(a)	EUR 350	415,443
1.38%, 05/31/47(a)	EUR 520	593,690
1.45%, 09/05/40(a)	EUR 450	532,793
1.50%, 01/22/20(a)	EUR 100	116,892
1.70%, 02/13/43(a)	EUR 250	308,047
1.75%, 06/27/24(a)	EUR 100	125,109
1.80%, 07/10/48(a)	EUR 200	247,585
2.00%, 02/28/56(a)	EUR 150	194,035
2.13%, 02/19/24(a)	EUR 50	63,405
2.35%, 07/29/44(a)	EUR 50	70,000
2.75%, 12/03/29(a)	EUR 80	111,287
3.00%, 09/04/34(a)	EUR 200	292,065
3.38%, 07/05/21(a)	EUR 50	62,567
3.38%, 04/03/37(a)	EUR 280	433,505
European Investment Bank
0.00%, 10/16/23(e)	EUR 200	230,449
0.00%, 03/15/24(e)	EUR 250	286,871
0.00%, 03/13/26(a)(e)	EUR 60	67,712
0.13%, 04/15/25	EUR 50	57,442
0.25%, 10/14/24(a)	EUR 630	732,334
0.38%, 03/15/22(a)	EUR 1,000	1,170,158
0.38%, 04/14/26(a)	EUR 350	405,322
0.50%, 01/15/27	EUR 891	1,034,636
0.50%, 11/13/37	EUR 200	206,100
0.63%, 01/17/20(a)	GBP 200	262,519
0.88%, 12/15/23(a)	GBP 200	258,260
1.00%, 09/21/26(a)	GBP 40	50,825
1.00%, 03/14/31(a)	EUR 400	470,546
1.00%, 04/14/32(a)	EUR 90	105,103
1.13%, 02/18/20	CAD 50	37,762
1.13%, 09/07/21(a)	GBP 270	355,573
1.13%, 04/13/33(a)	EUR 400	471,492
1.13%, 09/15/36(a)	EUR 350	403,166
1.50%, 10/16/48	EUR 450	535,566
1.75%, 09/15/45(a)	EUR 200	252,404
2.13%, 02/04/19(a)	CAD 180	137,059
2.13%, 01/15/24	EUR 1,140	1,450,400
2.25%, 03/07/20(a)	GBP 50	66,764
2.25%, 10/14/22(a)	EUR 200	250,722
2.70%, 01/12/23(a)	AUD 500	370,193
2.75%, 09/15/21	EUR 300	372,338
3.50%, 04/15/27(a)	EUR 50	71,967
3.88%, 06/08/37(a)	GBP 150	257,632
4.00%, 04/15/30	EUR 300	465,984
4.00%, 10/15/37	EUR 150	254,737
4.25%, 04/15/19	EUR 50	57,901
4.63%, 04/15/20	EUR 50	60,882
5.00%, 04/15/39	GBP 40	79,848
5.38%, 06/07/21	GBP 1,000	1,445,653
5.63%, 06/07/32	GBP 100	190,665
6.00%, 08/06/20	AUD 50	38,513
6.50%, 08/07/19	AUD 100	74,500
Series 2000, 1.50%, 07/15/20	EUR 100	117,998
European Stability Mechanism
0.00%, 10/18/22(a)(e)	EUR 350	403,892
0.10%, 07/31/23(a)	EUR 1,000	1,155,562

Security	Par (000)	Value

Supranational (continued)
0.13%, 04/22/24(a)	EUR 300	$346,063
0.50%, 03/02/26(a)	EUR 200	233,524
0.75%, 03/15/27(a)	EUR 600	707,286
0.88%, 07/18/42(a)	EUR 150	158,959
1.00%, 09/23/25(a)	EUR 100	120,668
1.13%, 05/03/32(a)	EUR 150	177,821
1.20%, 05/23/33(a)	EUR 400	475,558
1.38%, 03/04/21(a)	EUR 50	59,480
1.63%, 11/17/36(a)	EUR 50	62,130
1.75%, 10/20/45(a)	EUR 110	138,713
1.80%, 11/02/46(a)	EUR 250	316,596
1.85%, 12/01/55(a)	EUR 100	125,992
Series 43, 0.88%, 10/15/19(a)	EUR 20	23,164
European Union
0.50%, 04/04/25(a)	EUR 1,480	1,736,928
0.75%, 04/04/31(a)	EUR 160	183,401
1.13%, 04/04/36(a)	EUR 100	115,797
1.50%, 10/04/35(a)	EUR 60	73,840
1.88%, 04/04/24(a)	EUR 270	340,111
2.50%, 11/04/27(a)	EUR 250	337,362
2.75%, 09/21/21(a)	EUR 50	62,021
3.38%, 04/04/32(a)	EUR 50	75,352
3.75%, 04/04/42(a)	EUR 130	224,222
Inter-American Development Bank
1.38%, 12/15/24	GBP 100	131,848
2.50%, 04/14/27(a)	AUD 100	71,721
3.25%, 02/07/20	AUD 50	36,838
International Bank for Reconstruction & Development
0.63%, 12/15/23	GBP 200	255,797
0.63%, 01/12/33(a)	EUR 60	66,501
1.13%, 03/11/20	CAD 50	37,742
1.38%, 12/15/20	GBP 100	132,407
2.50%, 03/12/20	AUD 50	36,578
2.60%, 09/20/22	AUD 350	258,321
2.90%, 11/26/25	AUD 510	380,758
3.75%, 02/10/20	NZD 50	35,259
International Finance Corp.
2.70%, 02/05/21	AUD 100	73,670
2.80%, 08/15/22	AUD 250	185,862

		32,222,911

Sweden — 0.5%
Kommuninvest I Sverige AB
0.75%, 02/22/23(a)	SEK 2,000	224,053
1.00%, 09/15/21(a)	SEK 700	79,163
1.00%, 11/13/23(a)	SEK 5,000	563,895
Sweden Government Bond
0.75%, 05/12/28	SEK 3,700	422,685
1.00%, 11/12/26(a)	SEK 3,415	399,910
1.50%, 11/13/23(f)	SEK 4,450	529,308
2.25%, 06/01/32(a)	SEK 2,500	328,796
2.50%, 05/12/25	SEK 5,350	681,247
3.50%, 06/01/22	SEK 3,500	435,409
3.50%, 03/30/39	SEK 2,650	422,333
5.00%, 12/01/20	SEK 13,800	1,677,461
Sweden Government International Bond, 0.13%, 04/24/23(a)	EUR 300	348,235

		6,112,495

159

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Switzerland — 0.3%
Swiss Confederation Government Bond, 0.00%, 06/22/29(a)(e)	CHF 3,165	$3,278,603

Thailand — 0.7%
Thailand Government Bond
2.40%, 12/17/23	THB 30,000	973,991
2.55%, 06/26/20	THB 5,000	161,735
2.88%, 12/17/28	THB 12,000	400,447
2.88%, 06/17/46	THB 12,300	368,085
3.40%, 06/17/36	THB 5,900	199,447
3.58%, 12/17/27	THB 14,000	488,374
3.60%, 06/17/67	THB 3,000	92,053
3.63%, 06/16/23	THB 19,500	665,106
3.65%, 12/17/21	THB 46,000	1,546,869
3.80%, 06/14/41	THB 2,000	69,414
3.85%, 12/12/25	THB 20,500	721,977
4.00%, 06/17/66	THB 3,000	103,687
4.26%, 12/12/37(a)	THB 35,800	1,293,028
4.68%, 06/29/44	THB 5,500	218,277
4.85%, 06/17/61	THB 4,500	182,211
4.88%, 06/22/29	THB 29,000	1,122,769

		8,607,470

United Kingdom — 7.5%
LCR Finance PLC, 4.50%, 12/07/28(a)	GBP 150	249,853
Transport for London
2.13%, 04/24/25(a)	GBP 100	134,690
2.25%, 08/09/22(a)	GBP 100	135,088
3.88%, 07/23/42(a)	GBP 100	161,001
United Kingdom Gilt
0.50%, 07/22/22(a)	GBP 1,480	1,927,339
0.75%, 07/22/23(a)	GBP 1,810	2,368,489
1.25%, 07/22/27(a)	GBP 960	1,275,713
1.50%, 01/22/21(a)	GBP 3,140	4,190,778
1.50%, 07/22/26(a)	GBP 2,490	3,387,361
1.50%, 07/22/47(a)	GBP 1,660	2,076,430
1.63%, 10/22/28(a)	GBP 1,980	2,701,586
1.63%, 10/22/71(a)	GBP 600	795,561
1.75%, 09/07/22(a)	GBP 983	1,335,979
1.75%, 09/07/37(a)	GBP 2,200	2,942,291
1.75%, 01/22/49(a)	GBP 350	463,801
1.75%, 07/22/57(a)	GBP 910	1,236,012
2.00%, 07/22/20(a)	GBP 2,430	3,255,041
2.00%, 09/07/25(a)	GBP 1,415	1,984,826
2.25%, 09/07/23(a)	GBP 1,400	1,956,585
2.50%, 07/22/65(a)	GBP 1,090	1,846,988
2.75%, 09/07/24(a)	GBP 1,330	1,923,804
3.25%, 01/22/44(a)	GBP 1,740	2,996,698
3.50%, 01/22/45(a)	GBP 1,736	3,131,645
3.50%, 07/22/68(a)	GBP 1,150	2,476,582
3.75%, 09/07/21(a)	GBP 1,400	1,982,902

Security	Par/ Shares (000)	Value

United Kingdom (continued)
3.75%, 07/22/52(a)	GBP 1,125	$2,270,508
4.00%, 03/07/22(a)	GBP 2,060	2,977,396
4.00%, 01/22/60(a)	GBP 1,240	2,788,824
4.25%, 12/07/27(a)	GBP 590	980,917
4.25%, 06/07/32(a)	GBP 1,910	3,370,457
4.25%, 03/07/36(a)	GBP 1,225	2,255,030
4.25%, 09/07/39(a)	GBP 1,380	2,636,373
4.25%, 12/07/40(a)	GBP 1,525	2,950,736
4.25%, 12/07/46(a)	GBP 1,417	2,904,623
4.25%, 12/07/49(a)	GBP 900	1,906,596
4.25%, 12/07/55(a)	GBP 1,565	3,537,059
4.50%, 09/07/34(a)	GBP 1,600	2,971,423
4.50%, 12/07/42(a)	GBP 1,245	2,537,851
4.75%, 03/07/20(a)	GBP 1,400	1,921,483
4.75%, 12/07/30(a)	GBP 1,795	3,246,719
4.75%, 12/07/38(a)	GBP 830	1,669,704
5.00%, 03/07/25(a)	GBP 410	668,753
6.00%, 12/07/28(a)	GBP 430	817,491
8.00%, 06/07/21(a)	GBP 100	153,767

		89,502,753

Total Foreign Government Obligations — 74.8% (Cost: $873,427,983)		887,381,204

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(h)(i)	12,236	12,235,932

Total Short-Term Investments — 1.0% (Cost: $12,235,932)		12,235,932

Total Investments in Securities — 99.5% (Cost: $1,165,954,120)		1,180,386,785

Other Assets, Less Liabilities — 0.5%		5,990,561

Net Assets — 100.0%		$1,186,377,346

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)	Zero-coupon bond.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Maturity date represents next reset date.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.

160

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	3,592	8,644	12,236	$12,235,932	$38,425	$—	$—

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	49,580,000	USD	36,084,324	SSB	02/04/19	$66,931
CAD	18,600,000	USD	14,150,001	CITI	02/04/19	13,765
CAD	18,600,000	USD	14,149,878	JPM	02/04/19	13,889
CAD	18,590,000	USD	14,140,538	MS	02/04/19	15,613
CAD	18,600,000	USD	14,146,638	SSB	02/04/19	17,128
CAD	18,600,000	USD	14,146,316	UBS	02/04/19	17,451
CHF	10,130,000	USD	10,206,241	UBS	02/04/19	4,424
GBP	100,840,000	USD	132,649,978	JPM	02/04/19	23
ILS	10,440,000	USD	2,871,840	JPM	02/04/19	1,620
NZD	4,310,000	USD	2,986,313	SSB	02/04/19	3,104
SGD	7,120,000	USD	5,292,460	MS	02/04/19	2,598
USD	551,482	CHF	540,000	CITI	02/04/19	7,182
USD	8,690,501	CHF	8,530,000	SSB	02/04/19	92,578
USD	116,841,341	EUR	101,760,000	CITI	02/04/19	76,873
USD	116,815,392	EUR	101,760,000	JPM	02/04/19	50,924
USD	131,044,740	EUR	114,150,000	MS	02/04/19	63,372
USD	116,852,534	EUR	101,760,000	SSB	02/04/19	88,067
USD	116,833,995	EUR	101,770,000	UBS	02/04/19	58,053
USD	3,041,938	JPY	329,200,000	MS	02/04/19	17,037
USD	10,685,868	SEK	95,470,000	JPM	02/04/19	133,490
USD	593,176	MXN	11,280,000	MS	02/05/19	373
USD	2,189,341	CZK	49,040,000	CITI	03/04/19	2,701
USD	5,986,042	DKK	38,800,000	JPM	03/04/19	7,982
USD	136,757,528	EUR	118,730,000	CITI	03/04/19	199,083
USD	134,364,788	EUR	116,660,000	JPM	03/04/19	187,174
USD	134,359,305	EUR	116,660,000	MS	03/04/19	181,691
USD	134,370,738	EUR	116,660,000	SSB	03/04/19	193,123
USD	134,356,739	EUR	116,660,000	UBS	03/04/19	179,124
USD	132,881,406	GBP	100,840,000	JPM	03/04/19	41,826
USD	2,071,350	HUF	568,430,000	SSB	03/04/19	4,117
USD	29,454,952	JPY	3,193,500,000	CITI	03/04/19	47,304
USD	29,452,426	JPY	3,193,500,000	JPM	03/04/19	44,778
USD	29,450,239	JPY	3,193,500,000	MS	03/04/19	42,591
USD	29,461,637	JPY	3,193,500,000	SSB	03/04/19	53,989
USD	29,458,702	JPY	3,193,500,000	UBS	03/04/19	51,054
USD	7,436,084	MXN	142,030,000	JPM	03/04/19	3,002
USD	2,934,129	NOK	24,660,000	JPM	03/04/19	2,742
USD	11,310,488	SEK	101,850,000	MS	03/04/19	28,082
USD	1,594,780	KRW	1,772,120,000	MS	03/20/19	132

						2,014,990

161

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CZK	49,040,000	USD	2,187,625	CITI	02/04/19	$(2,685)
DKK	38,800,000	USD	5,970,866	JPM	02/04/19	(7,965)
EUR	116,660,000	USD	134,059,839	CITI	02/04/19	(198,373)
EUR	116,660,000	USD	134,048,173	JPM	02/04/19	(186,707)
EUR	116,660,000	USD	134,043,507	MS	02/04/19	(182,040)
EUR	116,660,000	USD	134,054,006	SSB	02/04/19	(192,540)
EUR	116,660,000	USD	134,040,007	UBS	02/04/19	(178,541)
GBP	100,840,000	USD	132,689,709	JPM	02/04/19	(39,708)
HUF	568,430,000	USD	2,067,093	SSB	02/04/19	(4,137)
JPY	3,193,500,000	USD	29,391,192	CITI	02/04/19	(47,261)
JPY	3,193,500,000	USD	29,388,488	JPM	02/04/19	(44,557)
JPY	3,193,500,000	USD	29,386,595	MS	02/04/19	(42,664)
JPY	3,193,500,000	USD	29,397,956	SSB	02/04/19	(54,025)
JPY	3,193,500,000	USD	29,395,250	UBS	02/04/19	(51,319)
NOK	24,660,000	USD	2,930,255	JPM	02/04/19	(2,731)
SEK	101,850,000	USD	11,285,569	MS	02/04/19	(28,004)
THB	269,070,000	USD	8,617,134	DB	02/04/19	(4,827)
USD	502,864	AUD	710,000	CITI	02/04/19	(14,833)
USD	436,750	AUD	620,000	JPM	02/04/19	(15,323)
USD	4,820,733	AUD	6,790,000	MS	02/04/19	(130,195)
USD	29,273,455	AUD	41,460,000	SSB	02/04/19	(957,102)
USD	12,054,076	CAD	16,415,000	CITI	02/04/19	(445,829)
USD	12,763,975	CAD	17,385,000	JPM	02/04/19	(474,578)
USD	19,453,679	CAD	26,355,000	MS	02/04/19	(615,465)
USD	12,062,979	CAD	16,415,000	SSB	02/04/19	(436,926)
USD	12,059,519	CAD	16,420,000	UBS	02/04/19	(444,193)
USD	1,066,121	CHF	1,060,000	MS	02/04/19	(2,320)
USD	2,183,855	CZK	49,040,000	JPM	02/04/19	(1,085)
USD	5,961,627	DKK	38,800,000	JPM	02/04/19	(1,274)
USD	6,981,410	EUR	6,090,000	CITI	02/04/19	(6,558)
USD	63,820,971	EUR	56,010,000	MS	02/04/19	(447,679)
USD	260,922,602	GBP	201,680,000	JPM	02/04/19	(4,377,399)
USD	1,701,843	HUF	476,630,000	JPM	02/04/19	(27,951)
USD	328,158	HUF	91,800,000	MS	02/04/19	(5,004)
USD	2,152,450	ILS	8,050,000	CITI	02/04/19	(63,197)
USD	641,135	ILS	2,390,000	MS	02/04/19	(16,678)
USD	26,067,190	JPY	2,857,720,000	CITI	02/04/19	(191,378)
USD	26,069,806	JPY	2,857,720,000	JPM	02/04/19	(188,762)
USD	38,384,799	JPY	4,207,410,000	MS	02/04/19	(275,589)
USD	26,071,709	JPY	2,857,720,000	SSB	02/04/19	(186,860)
USD	26,064,072	JPY	2,857,730,000	UBS	02/04/19	(194,588)
USD	2,844,018	NOK	24,660,000	JPM	02/04/19	(83,506)
USD	2,136,000	NZD	3,180,000	CITI	02/04/19	(69,649)
USD	764,224	NZD	1,130,000	MS	02/04/19	(19,545)
USD	704,817	SEK	6,380,000	MS	02/04/19	(370)
USD	4,291,476	SGD	5,840,000	JPM	02/04/19	(51,661)
USD	941,755	SGD	1,280,000	MS	02/04/19	(10,166)
USD	8,337,344	THB	269,070,000	JPM	02/04/19	(274,963)
MXN	142,030,000	USD	7,466,814	JPM	02/05/19	(2,649)

162

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	6,626,376	MXN	130,750,000	UBS	02/05/19	$(244,986)
USD	36,100,933	AUD	49,580,000	SSB	03/04/19	(67,675)
USD	14,159,142	CAD	18,600,000	CITI	03/04/19	(13,913)
USD	14,159,109	CAD	18,600,000	JPM	03/04/19	(13,946)
USD	14,866,051	CAD	19,530,000	MS	03/04/19	(15,657)
USD	14,155,736	CAD	18,600,000	SSB	03/04/19	(17,319)
USD	14,155,467	CAD	18,600,000	UBS	03/04/19	(17,589)
USD	10,233,512	CHF	10,130,000	UBS	03/04/19	(4,292)
USD	4,393,548	EUR	3,820,000	MS	03/04/19	(61)
USD	2,876,766	ILS	10,440,000	JPM	03/04/19	(1,614)
USD	476,537	JPY	51,750,000	MS	03/04/19	(8)
USD	2,988,256	NZD	4,310,000	SSB	03/04/19	(3,100)
USD	5,295,570	SGD	7,120,000	MS	03/04/19	(2,601)
USD	8,617,934	THB	269,070,000	DB	03/04/19	(28)
USD	488,239	IDR	6,920,300,000	CITI	03/20/19	(4,448)
USD	5,631,827	IDR	83,520,000,000	DB	03/20/19	(314,329)
USD	819,086	IDR	12,093,800,000	JPM	03/20/19	(41,925)
USD	659,418	IDR	9,400,000,000	MS	03/20/19	(9,810)
USD	25,821,079	KRW	28,847,310,000	CITI	03/20/19	(137,269)
USD	1,262,642	KRW	1,412,990,000	DB	03/20/19	(8,842)
USD	5,569,317	KRW	6,270,000,000	MS	03/20/19	(72,764)
USD	7,742,462	MYR	32,210,000	MS	03/20/19	(114,807)
USD	3,339,692	RUB	224,490,000	CITI	03/20/19	(68,378)

						(12,476,720)

	Net unrealized depreciation					$(10,461,730)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$280,769,649	$—	$280,769,649
Foreign Government Obligations	—	887,381,204	—	887,381,204
Money Market Funds	12,235,932	—	—	12,235,932

	$12,235,932	$1,168,150,853	$—	$1,180,386,785

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,014,990	$—	$2,014,990
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12,476,720)	—	(12,476,720)

	$—	$(10,461,730)	$—	$(10,461,730)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

163

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core International Aggregate Bond ETF

Counterparty Abbreviations

CITI	Citibank N.A
DB	Deutsche Bank AG London
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank N.A
MS	Morgan Stanley & Co. International PLC
SSB	State Street Bank and Trust Co.
UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	New Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

164

Schedule of Investments (unaudited) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust 2.35%, 05/15/25	$1,050	$1,033,526
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1, 2.88%, 01/23/23	500	501,092
Series 2017-A3, Class A3, 1.92%, 04/07/22	800	791,864
Series 2017-A8, Class A8, 1.86%, 08/08/22	1,500	1,479,945
Discover Card Execution Note Trust Series 2017-A2, Class A2, 2.39%, 07/15/24	2,000	1,974,919
Drive Auto Receivables Trust Series 2018-13.81%, 05/15/24 (Call 11/15/20)	2,000	2,011,827
Santander Drive Auto Receivables Trust 3.56%, 07/15/24 (Call 04/15/21)	1,605	1,612,560
Synchrony Credit Card Master Note Trust 2.21%, 05/15/24	2,000	1,970,266
Toyota Auto Receivables Owner Trust Series 2017-D, Class A4, 2.12%, 02/15/23 (Call 09/15/21)	550	539,843

Total Asset-Backed Securities — 0.4% (Cost: $11,934,972)		11,915,842

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51	464	483,888
Series 2018-B5, Class A4, 4.21%, 07/15/51	750	789,339
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50	1,000	996,632
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	1,000	995,031
Series 2017-P7, Class A4, 3.71%, 04/14/50	750	762,823
COMM Mortgage Trust
Series 2012-CR1, Class A3, 3.39%, 05/15/45	937	943,195
Series 2013-CR09, Class A4, 4.23%, 07/10/45(a)	450	470,260
Series 2013-CR12, Class A4, 4.05%, 10/10/46	200	207,063
Series 2014-UBS4, Class AM, 3.97%, 08/10/47	750	757,323
Series 2015-CR25, Class A4, 3.76%, 08/10/48	650	664,409
Series 2017-COR2, Class A3, 3.51%, 09/10/50	1,000	993,155
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,750	1,806,834
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.93%, 09/10/47	1,250	1,285,256
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	1,020	1,059,062
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/11/24)	1,000	1,039,534
Series 2015-C29, Class A2, 2.92%, 05/15/48 (Call 06/15/20)	432	431,077
Series 2015-C32, Class A5, 3.60%, 11/15/48	2,500	2,532,899
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	1,000	995,424
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	2,499	2,527,874
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5, 4.06%, 02/15/47	2,000	2,075,984
Series 2014-C17, Class A5, 3.74%, 08/15/47 (Call 07/11/24)	2,500	2,563,862
Series 2014-C18, Class ASB, 3.62%, 10/15/47	930	943,411
Series 2015-C22, Class A4, 3.31%, 04/15/48	500	499,444
Series 2015-C23, Class A4, 3.72%, 07/15/50	500	510,691

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust, 4.18%, 07/15/51	$1,000	$1,040,522
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4, 3.98%, 02/15/51	875	899,707
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	2,000	1,998,573
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class ASB, 3.24%, 12/15/47	750	753,235
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45	200	201,628
Series 2012-C10, Class A3, 2.88%, 12/15/45	3,325	3,292,101
Series 2014-C21, Class A2, 2.92%, 08/15/47	368	367,985

		34,888,221

Total Collaterized Mortgage Obligations — 1.2% (Cost: $35,386,395)		34,888,221

Corporate Bonds & Notes

Advertising — 0.1%
Acosta Inc., 7.75%, 10/01/22 (Call 10/01/19)(b)(c)	75	10,336
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	225	223,553
4.20%, 04/15/24	100	101,304
5.40%, 10/01/48 (Call 04/01/48)	85	83,824
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/19)	75	75,775
5.38%, 01/15/24 (Call 01/15/20)	50	51,177
5.75%, 02/01/26 (Call 02/01/21)	50	51,741
5.75%, 02/01/26 (Call 02/01/21)(b)	40	41,195
MDC Partners Inc., 6.50%, 05/01/24 (Call 05/01/19)(b)	100	91,444
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	250	242,805
3.63%, 05/01/22	275	276,188
3.65%, 11/01/24 (Call 08/01/24)	5	4,937
4.45%, 08/15/20	100	102,059
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/19)	15	15,147
5.63%, 02/15/24 (Call 02/15/19)	50	50,787
5.88%, 03/15/25 (Call 09/15/19)	75	75,907
WPP Finance 2010
3.75%, 09/19/24	100	95,310
4.75%, 11/21/21	30	30,636
5.13%, 09/07/42	50	43,710
5.63%, 11/15/43	160	149,642

		1,817,477

Aerospace & Defense — 0.5%
Airbus Finance BV, 2.70%, 04/17/23(b)	150	147,436
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	155	155,890
5.40%, 04/15/21 (Call 01/15/21)	115	117,929
5.87%, 02/23/22	100	103,869
5.90%, 02/01/27	75	75,241
5.95%, 02/01/37	75	72,064
6.15%, 08/15/20	104	107,452
6.75%, 01/15/28	50	50,744
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	125	125,732
3.85%, 12/15/25 (Call 09/15/25)(b)	100	99,837
BBA U.S. Holdings Inc., 5.38%, 05/01/26
(Call 05/01/21)(b)	65	64,754

165

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	$100	$95,697
2.25%, 06/15/26 (Call 03/15/26)	35	32,534
2.35%, 10/30/21	15	14,833
2.80%, 03/01/23 (Call 02/01/23)	55	54,787
2.80%, 03/01/27 (Call 12/01/26)	200	192,386
2.85%, 10/30/24 (Call 07/30/24)	50	49,423
3.25%, 03/01/28 (Call 12/01/27)	70	69,543
3.38%, 06/15/46 (Call 12/15/45)	25	22,723
3.55%, 03/01/38 (Call 09/01/37)	55	52,818
3.65%, 03/01/47 (Call 09/01/46)	100	95,088
4.88%, 02/15/20	65	66,414
5.88%, 02/15/40	100	125,142
6.13%, 02/15/33	45	56,992
6.88%, 03/15/39	150	204,931
Bombardier Inc.
5.75%, 03/15/22(b)	100	96,064
6.00%, 10/15/22 (Call 04/15/19)(b)(c)	175	168,647
6.13%, 01/15/23(b)	175	169,235
7.50%, 12/01/24 (Call 12/01/20)(b)	100	96,973
7.50%, 03/15/25 (Call 03/15/20)(b)	200	192,706
7.75%, 03/15/20(b)	100	102,994
8.75%, 12/01/21(b)	175	185,822
Embraer Netherlands Finance BV
5.05%, 06/15/25	225	232,589
5.40%, 02/01/27	125	132,072
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	25	26,414
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	225	214,963
2.13%, 08/15/26 (Call 05/15/26)	155	143,572
2.25%, 11/15/22 (Call 08/15/22)	75	73,475
2.38%, 11/15/24 (Call 09/15/24)	75	72,113
2.63%, 11/15/27 (Call 08/15/27)	125	118,713
3.00%, 05/11/21	265	266,632
3.38%, 05/15/23 (Call 04/15/23)	50	50,887
3.50%, 05/15/25 (Call 03/15/25)	200	203,898
3.60%, 11/15/42 (Call 05/14/42)	10	9,719
3.75%, 05/15/28 (Call 02/15/28)	50	51,580
3.88%, 07/15/21 (Call 04/15/21)	5	5,114
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	100	99,900
4.40%, 06/15/28 (Call 03/15/28)	125	129,239
4.85%, 04/27/35 (Call 10/27/34)	60	62,131
5.05%, 04/27/45 (Call 10/27/44)	160	170,192
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(b)	25	25,762
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	250	248,945
3.95%, 05/28/24 (Call 02/28/24)	100	100,485
4.40%, 06/15/28 (Call 03/15/28)	25	25,763
4.95%, 02/15/21 (Call 11/15/20)	25	25,744
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(b)	100	93,569
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	215	214,349
2.90%, 03/01/25 (Call 12/01/24)	357	350,324
3.35%, 09/15/21	300	304,485
3.55%, 01/15/26 (Call 10/15/25)	100	101,342
3.60%, 03/01/35 (Call 09/01/34)	125	119,271
3.80%, 03/01/45 (Call 09/01/44)	200	190,510
4.09%, 09/15/52 (Call 03/15/52)	57	56,045

Security	Par (000)	Value

Aerospace & Defense (continued)
4.50%, 05/15/36 (Call 11/15/35)	$25	$26,396
4.70%, 05/15/46 (Call 11/15/45)	350	382,140
5.72%, 06/01/40	25	30,003
Series B, 6.15%, 09/01/36	100	123,989
Northrop Grumman Corp.
2.08%, 10/15/20	64	63,261
2.55%, 10/15/22 (Call 09/15/22)	125	122,700
2.93%, 01/15/25 (Call 11/15/24)	370	359,070
3.20%, 02/01/27 (Call 11/01/26)	65	62,831
3.25%, 08/01/23	140	140,032
3.25%, 01/15/28 (Call 10/15/27)	186	179,881
3.85%, 04/15/45 (Call 10/15/44)	135	125,858
4.03%, 10/15/47 (Call 04/15/47)	140	134,247
4.75%, 06/01/43	105	110,957
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22 (Call 11/01/19)(b)	25	25,325
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	125	122,898
3.13%, 10/15/20	175	176,143
4.88%, 10/15/40	15	16,949
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	15	14,697
3.50%, 03/15/27 (Call 12/15/26)	500	482,320
3.70%, 12/15/23 (Call 09/15/23)	50	49,997
4.35%, 04/15/47 (Call 10/15/46)	125	119,761
4.80%, 12/15/43 (Call 06/15/43)	90	90,293
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	75	73,739
TransDigm Inc.
5.50%, 10/15/20 (Call 03/04/19)	65	65,150
6.00%, 07/15/22 (Call 07/15/19)	125	125,931
6.25%, 03/15/26 (Call 03/15/22)(b)	275	279,287
6.38%, 06/15/26 (Call 06/15/21)	175	168,723
6.50%, 07/15/24 (Call 07/15/19)	150	148,135
6.50%, 05/15/25 (Call 05/15/20)	50	48,554
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/19)	75	69,991
7.75%, 08/15/25 (Call 08/15/20)	50	42,794
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	180	174,510
2.65%, 11/01/26 (Call 08/01/26)	25	23,221
3.10%, 06/01/22	470	468,458
3.13%, 05/04/27 (Call 01/04/27)	290	277,069
3.65%, 08/16/23 (Call 07/16/23)	220	223,291
3.75%, 11/01/46 (Call 05/01/46)	95	85,417
3.95%, 08/16/25 (Call 06/16/25)	125	128,097
4.05%, 05/04/47 (Call 11/04/46)	100	94,217
4.13%, 11/16/28 (Call 08/16/28)	365	375,461
4.15%, 05/15/45 (Call 11/16/44)	50	47,764
4.45%, 11/16/38 (Call 05/16/38)	50	50,441
4.50%, 04/15/20	300	305,454
4.50%, 06/01/42	480	484,205
4.63%, 11/16/48 (Call 05/16/48)	250	256,030
5.40%, 05/01/35	65	71,044
5.70%, 04/15/40	175	200,294
6.05%, 06/01/36	100	116,576
6.13%, 07/15/38	50	59,193
7.50%, 09/15/29	50	64,558

		14,673,849

Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27(d)	150	132,016

166

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Altria Group Inc.
2.85%, 08/09/22	$234	$229,006
3.88%, 09/16/46 (Call 03/16/46)	150	116,336
4.00%, 01/31/24	195	195,679
4.25%, 08/09/42	150	123,570
4.50%, 05/02/43	25	21,122
4.75%, 05/05/21	435	448,985
5.38%, 01/31/44	305	289,070
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	235	220,848
3.38%, 03/15/22 (Call 02/15/22)	70	70,755
3.75%, 09/15/47 (Call 03/15/47)	80	74,770
4.02%, 04/16/43	75	72,866
4.50%, 03/15/49 (Call 09/15/48)	50	52,932
4.54%, 03/26/42	125	130,757
5.38%, 09/15/35	25	28,505
BAT Capital Corp.
2.30%, 08/14/20	160	157,814
2.76%, 08/15/22 (Call 07/15/22)	185	179,914
3.22%, 08/15/24 (Call 06/15/24)	420	401,801
3.56%, 08/15/27 (Call 05/15/27)	480	439,498
4.39%, 08/15/37 (Call 02/15/37)	270	229,697
4.54%, 08/15/47 (Call 02/15/47)	240	196,968
BAT International Finance PLC
2.75%, 06/15/20(b)	100	99,251
3.50%, 06/15/22(b)	150	149,242
3.95%, 06/15/25(b)	200	196,246
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	57	55,587
3.25%, 08/15/26 (Call 05/15/26)	50	44,063
3.50%, 11/24/20(c)	240	240,041
3.75%, 09/25/27 (Call 06/25/27)	115	102,827
4.35%, 03/15/24 (Call 02/15/24)	250	245,820
Cargill Inc.
3.05%, 04/19/21(b)	300	300,018
3.25%, 03/01/23(b)	95	95,179
Cooke Omega Investments Inc./Alpha VesselCo
Holdings Inc., 8.50%, 12/15/22 (Call 06/15/20)(b)	50	49,104
Imperial Brands Finance PLC
3.50%, 02/11/23 (Call 11/11/22)(b)	200	196,694
3.75%, 07/21/22 (Call 05/21/22)(b)	200	198,980
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(b)	250	253,720
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	180	176,240
2.00%, 02/21/20	125	123,898
2.38%, 08/17/22 (Call 07/17/22)	135	131,549
2.75%, 02/25/26 (Call 11/25/25)	175	164,780
2.90%, 11/15/21	50	49,725
3.13%, 08/17/27 (Call 05/17/27)	25	23,810
3.25%, 11/10/24	250	248,682
3.38%, 08/11/25 (Call 05/11/25)	75	74,435
3.88%, 08/21/42	50	43,977
4.13%, 05/17/21	15	15,364
4.13%, 03/04/43	185	169,003
4.25%, 11/10/44	300	280,455
4.38%, 11/15/41	50	47,207
4.50%, 03/26/20	345	351,541
4.88%, 11/15/43	195	195,998
6.38%, 05/16/38	135	160,900

Security	Par (000)	Value

Agriculture (continued)
Pyxus International Inc.
8.50%, 04/15/21 (Call 10/15/19)(b)	$55	$54,776
9.88%, 07/15/21 (Call 07/15/19)	60	49,562
Reynolds American Inc.
3.25%, 06/12/20	30	30,005
4.00%, 06/12/22	335	339,077
4.45%, 06/12/25 (Call 03/12/25)	285	286,491
5.70%, 08/15/35 (Call 02/15/35)	140	140,979
5.85%, 08/15/45 (Call 02/12/45)	260	251,987
6.15%, 09/15/43	50	49,557
6.88%, 05/01/20	115	119,954
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)(b)	60	52,544
10.50%, 11/01/26 (Call 11/01/21)(b)(c)	50	47,744

		9,719,921

Airlines — 0.1%
Air Canada, 7.75%, 04/15/21(b)	50	53,395
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 03/15/27(b)	86	83,903
Series 2017-1, Class AA, 3.30%, 01/15/30(b)	98	92,112
American Airlines Group Inc., 4.63%, 03/01/20(b)	50	50,077
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23	204	209,334
Series 2015-1, Class A, 3.38%, 05/01/27	124	119,607
Series 2016-3, Class AA, 3.00%, 10/15/28	237	223,428
Delta Air Lines Inc.
2.60%, 12/04/20	125	123,356
3.63%, 03/15/22 (Call 02/15/22)	125	124,181
3.80%, 04/19/23 (Call 03/19/23)	450	442,210
4.38%, 04/19/28 (Call 01/19/28)	50	47,881
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	205	203,657
2.75%, 11/16/22 (Call 10/16/22)	20	19,706
3.00%, 11/15/26 (Call 08/15/26)	110	103,588
3.45%, 11/16/27 (Call 08/16/27)	25	24,067
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	166	166,034
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	18	17,876
United Airlines 2016-1 Class A Pass Through Trust, Series A, 3.45%, 07/07/28(c)	138	132,683
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	40	40,688
Series 2014-2, Class A, 3.75%, 09/03/26	104	102,433
Series 2015-1, Class AA, 3.45%, 12/01/27	198	192,758
Series 2016-1, Class AA, 3.10%, 07/07/28	97	92,125
Series 2016-2, Class AA, 2.88%, 10/07/28	47	44,253
Series 2018-1, Class AA, 3.50%, 03/01/30	100	96,719
United Continental Holdings Inc.
4.25%, 10/01/22	75	74,698
5.00%, 02/01/24	100	99,631
6.00%, 12/01/20	25	25,730
Virgin Australia Holdings Ltd., 7.88%, 10/15/21(b)	50	49,277

		3,055,407

Apparel — 0.0%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	100	98,130
4.88%, 05/15/26 (Call 02/15/26)(b)	125	119,966
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/20)	140	140,861

167

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
Michael Kors USA Inc., 4.00%, 11/01/24 (Call 09/01/24)(b)	$50	$46,834
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	115	112,909
2.38%, 11/01/26 (Call 08/01/26)	200	189,846
3.63%, 05/01/43 (Call 11/01/42)	10	9,588
3.88%, 11/01/45 (Call 05/01/45)	155	155,040
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	182	180,728
3.75%, 09/15/25 (Call 07/15/25)	150	150,030
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	90	79,467
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	100	101,288
William Carter Co. (The), 5.25%, 08/15/21 (Call 08/15/19)	50	50,286
Wolverine World Wide Inc., 5.00%, 09/01/26 (Call 09/01/21)(b)	25	23,688

		1,458,661

Auto Manufacturers — 0.7%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	100	93,351
5.00%, 10/01/24 (Call 10/01/19)(b)	50	49,237
American Honda Finance Corp.
1.70%, 09/09/21	100	96,743
1.95%, 07/20/20	210	207,142
2.30%, 09/09/26	75	69,309
2.45%, 09/24/20	165	163,977
2.60%, 11/16/22	320	313,581
2.65%, 02/12/21	300	298,464
2.90%, 02/16/24	25	24,646
3.38%, 12/10/21	125	126,078
3.45%, 07/14/23	215	218,375
3.50%, 02/15/28	100	99,441
3.55%, 01/12/24	250	253,585
3.63%, 10/10/23	25	25,463
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(b)	75	79,512
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	400	386,184
2.15%, 04/06/20(b)	56	55,459
2.25%, 09/15/23 (Call 07/15/23)(b)	25	23,913
2.80%, 04/11/26 (Call 01/11/26)(b)	150	140,718
3.10%, 04/12/21(b)	250	249,515
3.40%, 08/13/21(b)	55	55,273
3.45%, 04/12/23 (Call 03/12/23)(b)	250	251,797
3.75%, 04/12/28 (Call 01/12/28)(b)	375	371,122
Daimler Finance North America LLC
2.00%, 07/06/21(b)	200	193,736
2.45%, 05/18/20(b)	150	148,677
3.00%, 02/22/21(b)	250	248,467
3.10%, 05/04/20(b)	200	199,712
3.25%, 08/01/24(b)	150	146,505
3.35%, 05/04/21(b)	250	249,890
3.35%, 02/22/23(b)	150	149,043
3.70%, 05/04/23(b)	150	150,634
3.75%, 11/05/21(b)	250	252,300
3.75%, 02/22/28(b)	200	191,964
8.50%, 01/18/31	250	347,450
Deck Chassis Acquisition Inc., 10.00%, 06/15/23
(Call 06/15/19)(b)	50	48,000
Fiat Chrysler Automobiles NV
4.50%, 04/15/20	200	201,180
5.25%, 04/15/23	200	202,446

Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	$155	$138,344
4.75%, 01/15/43	236	179,624
5.29%, 12/08/46 (Call 06/08/46)	200	159,862
7.45%, 07/16/31	133	135,274
Ford Motor Credit Co. LLC
2.34%, 11/02/20	400	386,704
3.10%, 05/04/23	615	555,197
3.20%, 01/15/21	300	293,220
3.81%, 10/12/21	325	317,044
3.81%, 01/09/24 (Call 11/09/23)	200	182,898
3.82%, 11/02/27 (Call 08/02/27)(c)	300	252,033
5.75%, 02/01/21	400	407,888
5.88%, 08/02/21	200	204,902
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	175	161,621
4.88%, 10/02/23	75	76,191
5.00%, 10/01/28 (Call 07/01/28)	250	242,847
5.00%, 04/01/35	155	135,933
5.15%, 04/01/38 (Call 10/01/37)	40	35,334
5.20%, 04/01/45	146	126,716
5.40%, 04/01/48 (Call 10/01/47)	95	84,007
5.95%, 04/01/49 (Call 10/01/48)	200	187,612
6.25%, 10/02/43	185	179,737
6.60%, 04/01/36 (Call 10/01/35)	105	105,613
6.75%, 04/01/46 (Call 10/01/45)	40	41,215
General Motors Financial Co. Inc.
2.45%, 11/06/20	30	29,358
2.65%, 04/13/20	200	198,130
3.15%, 06/30/22 (Call 05/30/22)	275	266,552
3.20%, 07/13/20 (Call 06/13/20)	310	309,972
3.20%, 07/06/21 (Call 06/06/21)	88	86,576
3.25%, 01/05/23 (Call 12/05/22)	50	47,966
3.45%, 01/14/22 (Call 12/14/21)	200	196,602
3.45%, 04/10/22 (Call 02/10/22)	285	279,391
3.55%, 04/09/21	100	99,643
3.70%, 11/24/20 (Call 10/24/20)	135	135,003
3.70%, 05/09/23 (Call 03/09/23)	35	33,956
3.85%, 01/05/28 (Call 10/05/27)	65	58,007
3.95%, 04/13/24 (Call 02/13/24)	25	24,129
4.00%, 01/15/25 (Call 10/15/24)	300	285,501
4.15%, 06/19/23 (Call 05/19/23)	80	78,890
4.20%, 03/01/21 (Call 12/01/20)	100	100,740
4.20%, 11/06/21	140	140,840
4.25%, 05/15/23	150	148,635
4.30%, 07/13/25 (Call 04/13/25)	150	144,231
4.35%, 04/09/25 (Call 02/09/25)	190	183,791
4.35%, 01/17/27 (Call 10/17/26)	110	103,386
4.38%, 09/25/21	40	40,470
5.10%, 01/17/24 (Call 12/17/23)	95	96,493
5.25%, 03/01/26 (Call 12/01/25)	92	91,856
5.65%, 01/17/29 (Call 10/17/28)	70	70,793
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	75	71,742
3.55%, 05/21/21(b)	400	398,116
4.05%, 02/04/22(b)	100	99,913
Hyundai Capital America
2.60%, 03/19/20(d)	100	98,991
2.75%, 09/27/26(d)	50	44,282
3.00%, 10/30/20(d)	375	371,010

168

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.45%, 03/12/21(d)	$200	$198,776
3.75%, 07/08/21(d)	100	100,007
3.95%, 02/01/22(b)	45	45,221
4.13%, 06/08/23(c)(d)	300	301,527
4.30%, 02/01/24(b)	50	50,262
Hyundai Capital Services Inc.
3.00%, 03/06/22(d)	200	195,534
3.75%, 03/05/23(d)	250	248,675
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(b)(c)	200	148,516
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(b)	50	48,547
Navistar International Corp., 6.63%, 11/01/25
(Call 11/01/20)(b)	130	130,286
Nissan Motor Acceptance Corp.
2.15%, 07/13/20(b)	100	98,012
2.60%, 09/28/22(b)	150	143,183
2.65%, 07/13/22(b)	100	95,912
2.80%, 01/13/22(b)	200	194,068
3.88%, 09/21/23(b)	50	49,363
PACCAR Financial Corp.
2.05%, 11/13/20	190	187,287
2.30%, 08/10/22	155	150,454
2.80%, 03/01/21	50	49,835
3.40%, 08/09/23	25	25,136
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)	225	200,025
Toyota Motor Corp.
3.18%, 07/20/21	400	403,216
3.42%, 07/20/23	100	101,692
3.67%, 07/20/28	45	46,190
Toyota Motor Credit Corp.
1.90%, 04/08/21	25	24,544
1.95%, 04/17/20	150	148,815
2.15%, 09/08/22	75	72,875
2.60%, 01/11/22	50	49,631
2.63%, 01/10/23	150	147,980
2.70%, 01/11/23	25	24,691
2.75%, 05/17/21	45	44,937
2.80%, 07/13/22	90	89,658
2.90%, 04/17/24	150	148,488
2.95%, 04/13/21	250	250,795
3.20%, 01/11/27	110	109,589
3.30%, 01/12/22	275	278,635
3.40%, 09/15/21	25	25,383
3.40%, 04/14/25	250	252,640
3.45%, 09/20/23	100	101,671
Volkswagen Group of America Finance LLC
4.25%, 11/13/23(b)	200	202,290
4.63%, 11/13/25(b)	200	201,346
4.75%, 11/13/28(b)	200	197,788

		20,891,150

Auto Parts & Equiptment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(b)	200	149,168
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)	85	82,503
6.25%, 03/15/26 (Call 03/15/21)	55	52,788
6.50%, 04/01/27 (Call 04/01/22)	50	48,123
6.63%, 10/15/22 (Call 10/15/19)(c)	50	50,825
7.75%, 11/15/19	14	14,350

Security	Par (000)	Value

Auto Parts & Equiptment (continued)
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	$175	$173,327
4.40%, 10/01/46 (Call 04/01/46)	50	44,153
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	30	29,197
Cooper-Standard Automotive Inc., 5.63%, 11/15/26 (Call 11/15/21)(b)	45	40,356
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(b)	75	73,498
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	100	98,246
Delphi Technologies PLC, 5.00%, 10/01/25(b)	75	64,303
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	100	89,794
5.00%, 05/31/26 (Call 05/31/21)	100	91,971
5.13%, 11/15/23 (Call 11/15/19)(c)	150	150,462
IHO Verwaltungs GmbH (5.25% PIK), 4.50%, 09/15/23 (Call 09/15/19)(b)(e)	200	190,650
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	155	144,429
5.25%, 01/15/25 (Call 01/15/20)	100	102,327
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	20	20,209
4.15%, 10/01/25 (Call 07/01/25)	105	108,116
Meritor Inc., 6.25%, 02/15/24 (Call 02/15/19)	50	50,253
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	75	63,689
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	75	69,016
Toyota Industries Corp.
3.24%, 03/16/23 (Call 02/16/23)(b)	250	249,092
3.57%, 03/16/28 (Call 12/16/27)(b)	250	249,315
ZF North America Capital Inc., 4.75%, 04/29/25(b)	360	346,198

		2,846,358

Banks — 6.8%
ABN AMRO Bank NV
2.45%, 06/04/20(b)	200	198,336
2.65%, 01/19/21(b)	750	742,972
3.40%, 08/27/21(b)	200	201,138
4.40%, 03/27/28 (Call 03/27/23)(a)(d)(f)	200	198,772
4.75%, 07/28/25(b)	200	204,454
ADCB Finance Cayman Ltd.
2.63%, 03/10/20(d)	250	247,102
3.00%, 03/04/19(d)	200	199,918
Agricultural Bank of China Ltd./New York, 2.75%, 05/21/20(c)	250	248,420
Akbank Turk AS
5.13%, 03/31/25(d)	200	178,584
7.20%, 03/16/27 (Call 03/16/22)(a)(d)(f)	400	364,676
Alfa Bank AO Via Alfa Bond Issuance PLC, 7.50%, 09/26/19(d)	200	204,052
Amber Circle Funding Ltd., 3.25%, 12/04/22(d)	600	594,330
ANZ New Zealand Int'l Ltd./London
2.75%, 01/22/21(b)	450	446,422
3.45%, 01/21/28(b)	250	241,240
ASB Bank Ltd., 3.75%, 06/14/23(b)	300	301,917
Australia & New Zealand Banking Group Ltd.
3.30%, 05/17/21	500	501,830
4.88%, 01/12/21(b)	210	216,980
Australia & New Zealand Banking Group Ltd./New York NY, 2.63%, 05/19/22	250	245,400
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(d)	200	195,172

169

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22(d)	$200	$207,580
5.90%, 01/16/21(d)	100	103,241
Banco Davivienda SA, 5.88%, 07/09/22(d)	200	210,868
Banco de Credito del Peru, 4.25%, 04/01/23(d)	200	202,486
Banco de Credito del Peru/Panama, 6.88%, 09/16/26(a)(d)(f)	200	214,118
Banco do Brasil SA/Cayman
4.63%, 01/15/25(d)	200	196,868
5.38%, 01/15/21(d)	200	204,802
5.88%, 01/26/22(c)(d)	200	207,492
5.88%, 01/19/23(c)(d)	400	417,024
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(c)(d)	150	145,154
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.13%, 11/09/22(c)(d)	400	397,140
Banco Santander SA
3.13%, 02/23/23	215	208,537
3.50%, 04/11/22	400	398,660
3.80%, 02/23/28	400	374,144
3.85%, 04/12/23	200	199,016
4.25%, 04/11/27	200	194,966
5.18%, 11/19/25	50	51,418
Bancolombia SA, 5.13%, 09/11/22(c)	87	89,474
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(d)	300	308,349
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	75	73,989
2.33%, 10/01/21 (Call 10/01/20)(a)(f)	289	285,064
2.37%, 07/21/21 (Call 07/21/20)(a)(f)	360	356,368
2.50%, 10/21/22 (Call 10/21/21)	345	337,068
2.63%, 10/19/20	200	199,120
2.63%, 04/19/21	330	327,320
2.74%, 01/23/22 (Call 01/23/21)(a)(f)	304	300,899
2.82%, 07/21/23 (Call 07/21/22)(a)(f)	35	34,388
2.88%, 04/24/23 (Call 04/24/22)(a)(f)	315	311,034
3.00%, 12/20/23 (Call 12/20/22)(a)(f)	530	523,205
3.09%, 10/01/25 (Call 10/01/24)(a)(f)	110	106,897
3.25%, 10/21/27 (Call 10/21/26)	150	143,504
3.30%, 01/11/23	310	311,510
3.37%, 01/23/26 (Call 01/23/25)(a)(f)	336	329,072
3.42%, 12/20/28 (Call 12/20/27)(a)(f)	737	710,859
3.50%, 05/17/22 (Call 05/17/21)(a)(f)	250	251,875
3.50%, 04/19/26	250	247,515
3.55%, 03/05/24 (Call 03/05/23)(a)(f)	100	100,515
3.59%, 07/21/28 (Call 07/21/27)(a)(f)	49	47,929
3.71%, 04/24/28 (Call 04/24/27)(a)(f)	394	389,028
3.82%, 01/20/28 (Call 01/20/27)(a)(f)	288	286,520
3.86%, 07/23/24 (Call 07/23/23)(a)(f)	750	762,637
3.88%, 08/01/25	420	428,001
3.95%, 01/23/49 (Call 01/23/48)(a)(f)	275	258,167
3.97%, 03/05/29 (Call 03/05/28)(a)(f)	325	326,748
4.00%, 04/01/24	75	77,369
4.00%, 01/22/25	350	352,786
4.10%, 07/24/23	85	87,943
4.13%, 01/22/24	600	622,338
4.20%, 08/26/24	600	614,064
4.24%, 04/24/38 (Call 04/24/37)(a)(f)	410	411,263
4.25%, 10/22/26	75	75,829
4.27%, 07/23/29 (Call 07/23/28)(a)(f)	675	689,870
4.44%, 01/20/48 (Call 01/20/47)(a)(f)	255	260,707

Security	Par (000)	Value

Banks (continued)
4.45%, 03/03/26	$150	$153,818
4.88%, 04/01/44	5	5,399
5.00%, 01/21/44	222	243,949
5.63%, 07/01/20	40	41,498
5.88%, 02/07/42	66	80,299
6.11%, 01/29/37	100	117,247
7.75%, 05/14/38	150	204,725
Series L, 2.25%, 04/21/20	135	134,143
Series L, 4.18%, 11/25/27 (Call 11/25/26)	320	320,477
Series L, 4.75%, 04/21/45	150	154,314
Bank of America NA, 3.34%, 01/25/23 (Call 01/25/22)(a)(f)	250	251,335
Bank of China Ltd., 5.00%, 11/13/24(d)	300	313,560
Bank of China Ltd./Hong Kong, 3.46%, 02/14/20, (3 mo. LIBOR US + 0.770%)(a)(d)	800	800,600
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(d)	200	194,484
Bank of China Ltd/Hong Kong
3.62%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(d)	250	249,502
3.68%, 07/11/22, (3 mo. LIBOR US + 0.880%)(a)(d)	400	400,104
Bank of China Ltd/Singapore, 3.52%, 04/17/21,
(3 mo. LIBOR US + 0.750%)(a)(d)	200	199,838
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	200	198,652
Bank of Montreal
1.90%, 08/27/21	385	376,438
2.10%, 06/15/20	83	82,209
2.55%, 11/06/22 (Call 10/06/22)	165	162,063
3.80%, 12/15/32 (Call 12/15/27)(a)(f)	85	81,041
Series E, 3.30%, 02/05/24	500	499,565
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	226	222,192
2.20%, 08/16/23 (Call 06/16/23)	5	4,823
2.45%, 11/27/20 (Call 10/27/20)	14	13,921
2.45%, 08/17/26 (Call 05/17/26)	250	234,553
2.50%, 04/15/21 (Call 03/15/21)	280	278,093
2.60%, 08/17/20 (Call 07/17/20)	180	179,584
2.60%, 02/07/22 (Call 01/07/22)	185	183,283
2.66%, 05/16/23 (Call 05/16/22)(a)(f)	10	9,864
2.80%, 05/04/26 (Call 02/04/26)	75	72,131
2.95%, 01/29/23 (Call 12/29/22)	215	214,518
3.00%, 10/30/28 (Call 07/30/28)	85	80,267
3.25%, 05/16/27 (Call 02/16/27)	320	315,862
3.30%, 08/23/29 (Call 05/23/29)	181	175,825
3.40%, 05/15/24 (Call 04/15/24)	175	176,890
3.44%, 02/07/28 (Call 02/07/27)(a)(f)	220	219,930
3.45%, 08/11/23	150	152,508
3.50%, 04/28/23	100	101,517
3.65%, 02/04/24 (Call 01/05/24)	75	76,541
Series G, 2.15%, 02/24/20 (Call 01/24/20)	190	188,685
Series G, 3.00%, 02/24/25 (Call 01/24/25)	75	74,249
Bank of Nova Scotia (The)
1.88%, 04/26/21	50	48,967
2.15%, 07/14/20	35	34,649
2.35%, 10/21/20	650	644,176
2.45%, 03/22/21	75	74,363
2.45%, 09/19/22	150	146,775
2.70%, 03/07/22	195	192,389
2.80%, 07/21/21	150	149,460
3.13%, 04/20/21	100	100,456
4.50%, 12/16/25	300	306,621
4.65%, (Call 10/12/22)(a)(f)(g)	100	89,421
Bank One Corp., 7.63%, 10/15/26	50	60,949

170

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	$50	$51,161
Banque Federative du Credit Mutuel SA, 3.75%, 07/20/23(b)	250	251,697
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	490	484,546
5.14%, 10/14/20	360	368,104
6.86%, (Call 06/15/32)(a)(b)(f)(g)	25	25,194
Barclays PLC
2.88%, 06/08/20	400	397,364
3.20%, 08/10/21	200	197,310
3.25%, 01/12/21	200	198,152
4.34%, 05/16/24 (Call 05/16/23)(a)(f)	200	197,812
4.34%, 01/10/28 (Call 01/10/27)	250	240,500
4.38%, 09/11/24	200	195,930
4.38%, 01/12/26	450	444,010
4.84%, 05/09/28 (Call 05/07/27)	200	192,082
4.95%, 01/10/47	200	191,348
4.97%, 05/16/29 (Call 05/16/28)(a)(f)	250	250,780
5.20%, 05/12/26	200	200,156
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	100	98,072
2.15%, 02/01/21 (Call 01/01/21)	100	98,554
2.63%, 06/29/20 (Call 05/29/20)	450	448,407
2.75%, 04/01/22 (Call 03/01/22)	50	49,734
2.85%, 10/26/24 (Call 09/26/24)	200	196,554
3.75%, 12/06/23 (Call 11/06/23)	385	395,025
BBVA Bancomer SA/Texas
6.50%, 03/10/21(d)	150	155,589
6.75%, 09/30/22(d)	420	447,854
7.25%, 04/22/20(d)	100	103,645
BNG Bank NV
2.38%, 03/16/26(b)	250	243,013
2.50%, 02/16/21(b)	350	349,058
3.13%, 11/08/21(b)	250	253,180
BNP Paribas SA
2.95%, 05/23/22(b)	250	244,778
3.25%, 03/03/23	130	130,926
3.38%, 01/09/25(b)	700	672,917
3.80%, 01/10/24(b)	225	223,250
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(f)	200	189,802
4.40%, 08/14/28(b)	250	250,165
4.63%, 03/13/27(b)	200	197,982
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(f)	250	254,992
5.00%, 01/15/21	290	301,127
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(f)	250	260,052
7.20%, (Call 06/25/37)(a)(b)(f)(g)	100	104,403
BNZ International Funding Ltd./London
2.40%, 02/21/20(b)	250	248,432
2.75%, 03/02/21(b)	250	247,387
3.38%, 03/01/23(b)	500	497,565
BPCE SA
2.75%, 12/02/21	500	491,970
3.38%, 12/02/26	250	241,315
3.50%, 10/23/27(b)	250	234,030
4.00%, 04/15/24	250	254,930
4.50%, 03/15/25(b)	500	495,375
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	250	247,792
3.63%, 09/16/25 (Call 08/16/25)	50	50,098
Caixa Economica Federal, 3.50%, 11/07/22(d)	250	241,955

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	$108	$106,512
2.55%, 06/16/22	275	269,965
2.70%, 02/02/21	214	212,990
3.50%, 09/13/23	150	151,877
Capital One N.A., 2.25%, 09/13/21 (Call 08/13/21)	67	65,067
CBQ Finance Ltd., 3.25%, 06/13/21(d)	200	196,048
China CITIC Bank Corp. Ltd., 3.78%, 12/14/22, (3 mo. LIBOR US + 1.000%)(a)(d)	300	300,405
China Construction Bank Corp./Hong Kong
3.50%, 06/08/21, (3 mo. LIBOR US + 0.730%)(a)(d)	300	299,709
3.60%, 06/08/23, (3 mo. LIBOR US + 0.830%)(a)(d)	200	199,590
China Construction Bank Corp/Hong Kong, 3.57%, 09/24/21, (3 mo. LIBOR US + 0.750%)(a)(d)	200	199,818
China Development Bank
2.50%, 10/09/20(d)	200	198,036
2.63%, 01/24/22(d)	200	197,068
3.38%, 01/24/27(d)	200	195,760
4.00%, 01/24/37(d)	200	194,534
China Development Bank Corp./Hong Kong 1.88%, 11/03/21(d)	200	192,974
3.44%, 03/06/22, (3 mo. LIBOR US + 0.700%)(a)(d)	200	200,146
China Everbright Bank Co. Ltd., 2.50%, 03/08/20(d)	200	197,668
China Minsheng Banking Corp. Ltd./Hong Kong, 3.82%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(d)	200	199,916
CIT Group Inc.
4.75%, 02/16/24 (Call 11/16/23)	75	75,886
5.00%, 08/15/22	95	97,397
5.00%, 08/01/23	100	102,294
5.25%, 03/07/25 (Call 12/07/24)	50	51,631
6.13%, 03/09/28	50	53,068
Citibank N.A., 2.10%, 06/12/20 (Call 05/12/20)	1,050	1,038,061
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	405	410,577
CITIC Ltd.
3.70%, 06/14/26(d)	200	192,094
3.88%, 02/28/27(d)	200	193,950
6.80%, 01/17/23(d)	200	221,250
Citigroup Inc.
2.40%, 02/18/20	190	189,071
2.65%, 10/26/20	251	249,569
2.70%, 03/30/21	235	233,031
2.70%, 10/27/22 (Call 09/27/22)	225	220,579
2.75%, 04/25/22 (Call 03/25/22)	885	874,867
2.88%, 07/24/23 (Call 07/24/22)(a)(f)	554	543,889
2.90%, 12/08/21 (Call 11/08/21)	350	347,697
3.14%, 01/24/23 (Call 01/24/22)(a)(f)	25	24,896
3.20%, 10/21/26 (Call 07/21/26)	605	581,405
3.30%, 04/27/25	35	34,433
3.40%, 05/01/26	230	224,469
3.50%, 05/15/23	65	64,989
3.52%, 10/27/28 (Call 10/27/27)(a)(f)	28	27,019
3.67%, 07/24/28 (Call 07/24/27)(a)(f)	386	378,257
3.75%, 06/16/24	100	101,559
3.88%, 10/25/23	25	25,472
3.88%, 03/26/25	457	454,884
3.88%, 01/24/39 (Call 01/22/38)(a)(f)	25	23,662
3.89%, 01/10/28 (Call 01/10/27)(a)(f)	15	14,920
4.00%, 08/05/24	325	328,770
4.05%, 07/30/22	100	101,859
4.08%, 04/23/29 (Call 04/23/28)(a)(f)	200	201,804

171

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.13%, 07/25/28	$348	$344,844
4.28%, 04/24/48 (Call 10/24/47)(a)(f)	250	243,933
4.30%, 11/20/26	108	108,760
4.40%, 06/10/25	131	133,489
4.45%, 09/29/27	500	507,900
4.50%, 01/14/22	38	39,511
4.60%, 03/09/26	276	283,532
4.65%, 07/30/45	250	257,572
4.65%, 07/23/48 (Call 06/23/48)	200	208,530
4.75%, 05/18/46	195	196,268
5.30%, 05/06/44	300	319,902
5.50%, 09/13/25	124	134,427
5.88%, 01/30/42	119	142,190
6.63%, 06/15/32	400	478,436
6.68%, 09/13/43	50	62,778
8.13%, 07/15/39	210	306,203
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	500	496,030
2.25%, 10/30/20 (Call 09/30/20)	250	245,822
3.70%, 03/29/23 (Call 02/28/23)	250	252,595
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	215	215,520
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	225	226,683
4.00%, 02/01/29 (Call 10/31/28)	300	302,163
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	125	121,481
2.50%, 09/18/22(b)	325	317,070
2.75%, 03/10/22(b)	55	54,315
3.15%, 09/19/27(b)	275	264,242
3.45%, 03/16/23(b)(c)	300	301,842
3.90%, 03/16/28(b)	150	152,190
3.90%, 07/12/47(b)	150	142,319
4.32%, 01/10/48(b)	250	229,158
Commonwealth Bank of Australia/New York NY, 2.30%, 03/12/20	250	248,457
Cooperatieve Rabobank UA
3.75%, 07/21/26	130	124,623
3.88%, 02/08/22	500	510,640
3.95%, 11/09/22	250	252,182
4.38%, 08/04/25	250	252,057
4.50%, 01/11/21	1	1,028
5.25%, 05/24/41	67	77,175
5.25%, 08/04/45	250	269,395
5.75%, 12/01/43	275	311,583
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	350	346,815
2.75%, 01/10/23	250	245,338
Credit Agricole SA
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(f)	250	234,385
4.38%, 03/17/25(b)	100	99,613
Credit Agricole SA/London
3.25%, 10/04/24(b)	275	263,673
3.38%, 01/10/22(b)	500	496,455
3.75%, 04/24/23(b)	400	397,076
4.13%, 01/10/27(b)	25	24,628
Credit Suisse AG/New York NY
3.00%, 10/29/21	250	249,385
3.63%, 09/09/24	350	350,917

Security	Par (000)	Value

Banks (continued)
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(a)(b)(f)	$250	$240,480
3.57%, 01/09/23 (Call 01/09/22)(b)	300	296,097
3.87%, 01/12/29 (Call 01/12/28)(a)(b)(f)	250	238,723
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(f)	250	251,087
4.28%, 01/09/28 (Call 01/09/27)(b)	350	345,257
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	500	498,540
3.80%, 09/15/22	505	506,126
4.55%, 04/17/26	250	254,095
Danske Bank A/S
3.88%, 09/12/23(b)	250	239,393
4.38%, 06/12/28(b)	300	279,210
Deutsche Bank AG
2.95%, 08/20/20	13	12,781
3.13%, 01/13/21	100	97,281
3.38%, 05/12/21	75	73,007
4.30%, 05/24/28 (Call 05/24/23)(a)(f)	200	177,240
4.50%, 04/01/25	200	184,404
Deutsche Bank AG/London, 3.70%, 05/30/24	205	191,095
Deutsche Bank AG/New York NY
2.70%, 07/13/20	265	259,114
2.95%, 08/20/20	300	293,298
3.13%, 01/13/21	100	97,518
3.15%, 01/22/21	325	316,400
3.30%, 11/16/22	325	305,061
3.38%, 05/12/21	100	97,317
3.70%, 05/30/24	245	225,341
4.10%, 01/13/26	140	129,039
4.25%, 10/14/21	100	99,011
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(d)	200	198,912
Dexia Credit Local SA, 2.38%, 09/20/22(b)	1,000	983,390
DIB Sukuk Ltd., 3.66%, 02/14/22(d)	600	593,148
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	249,285
4.65%, 09/13/28 (Call 06/13/28)	100	101,554
DNB Bank ASA, 2.13%, 10/02/20(b)	200	196,706
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	200	242,196
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	150	146,613
3.50%, 03/15/22 (Call 02/15/22)	100	100,589
3.95%, 03/14/28 (Call 02/14/28)	295	296,207
4.30%, 01/16/24 (Call 12/16/23)	135	138,240
8.25%, 03/01/38	200	270,274
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	200	197,242
3.35%, 07/26/21 (Call 06/26/21)	200	200,528
3.85%, 03/15/26 (Call 02/15/26)	200	198,624
3.95%, 07/28/25 (Call 06/28/25)	200	205,662
First Abu Dhabi Bank PJSC, 3.00%, 03/30/22(d)	200	196,018
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	100	100,265
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	50	45,922
8.25%, 04/15/25 (Call 04/15/21)(b)	80	72,822
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	70	70,246
Goldman Sachs Capital I, 6.35%, 02/15/34	750	877,462

172

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	$525	$512,862
2.60%, 04/23/20 (Call 03/23/20)	100	99,601
2.63%, 04/25/21 (Call 03/25/21)	90	88,985
2.75%, 09/15/20 (Call 08/15/20)	230	228,937
2.88%, 02/25/21 (Call 01/25/21)	125	124,585
2.88%, 10/31/22 (Call 10/31/21)(a)(f)	90	88,568
2.91%, 06/05/23 (Call 06/05/22)(a)(f)	325	318,155
2.91%, 07/24/23 (Call 07/24/22)(a)(f)	250	244,590
3.00%, 04/26/22 (Call 04/26/21)	426	421,425
3.20%, 02/23/23 (Call 01/23/23)	195	193,875
3.27%, 09/29/25 (Call 09/29/24)(a)(f)	300	291,105
3.50%, 01/23/25 (Call 10/23/24)	815	803,305
3.63%, 01/22/23	255	258,096
3.69%, 06/05/28 (Call 06/05/27)(a)(f)	157	152,243
3.75%, 05/22/25 (Call 02/22/25)	132	131,494
3.75%, 02/25/26 (Call 11/25/25)	455	451,647
3.81%, 04/23/29 (Call 04/23/28)(a)(f)	165	160,068
3.85%, 07/08/24 (Call 04/08/24)	430	435,384
3.85%, 01/26/27 (Call 01/26/26)	585	577,606
4.00%, 03/03/24	200	204,050
4.02%, 10/31/38 (Call 10/31/37)(a)(f)	91	85,389
4.22%, 05/01/29 (Call 05/01/28)(a)(f)	300	301,590
4.25%, 10/21/25	390	392,921
4.75%, 10/21/45 (Call 04/21/45)	260	269,108
4.80%, 07/08/44 (Call 01/08/44)	300	308,904
5.15%, 05/22/45	255	261,745
5.25%, 07/27/21	320	335,661
5.38%, 03/15/20	50	51,289
5.75%, 01/24/22	150	160,836
5.95%, 01/15/27	22	24,260
6.25%, 02/01/41	120	145,648
6.45%, 05/01/36	210	245,698
6.75%, 10/01/37	625	761,319
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 03/26/19)(d)	100	99,668
HSBC Bank PLC, 4.13%, 08/12/20(b)	100	101,423
HSBC Holdings PLC
2.65%, 01/05/22	200	196,992
2.95%, 05/25/21	205	204,094
3.26%, 03/13/23 (Call 03/13/22)(a)(f)	500	495,770
3.40%, 03/08/21	200	201,242
4.00%, 03/30/22	80	82,102
4.25%, 03/14/24	200	203,094
4.25%, 08/18/25	200	201,638
4.29%, 09/12/26 (Call 09/15/25)(a)(f)	200	202,262
4.30%, 03/08/26	900	917,199
4.38%, 11/23/26	200	200,958
4.58%, 06/19/29 (Call 06/19/28)(a)(f)	200	204,016
5.10%, 04/05/21	375	390,937
5.25%, 03/14/44	255	269,989
6.10%, 01/14/42	225	276,669
6.50%, 05/02/36	360	431,399
6.50%, 09/15/37	200	240,306
6.80%, 06/01/38	262	325,873
HSBC USA Inc.
2.35%, 03/05/20	250	248,467
2.75%, 08/07/20	500	498,255
3.50%, 06/23/24	200	200,064

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	$25	$24,333
3.15%, 03/14/21 (Call 02/14/21)	61	61,090
4.00%, 05/15/25 (Call 04/15/25)	250	254,587
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	250	244,098
2.88%, 08/20/20 (Call 07/20/20)	250	249,540
3.25%, 05/14/21 (Call 04/14/21)	250	250,417
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(d)	600	585,516
3.50%, 03/18/20(d)	200	199,736
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	200	208,158
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 2.63%, 05/26/20(d)	200	197,990
Industrial & Commercial Bank of China Ltd./Hong Kong
2.88%, 02/21/22(d)	200	196,652
3.61%, 02/21/22, (3 mo. LIBOR US + 0.965%)(a)(d)	1,000	1,002,610
Industrial & Commercial Bank of China Ltd./London, 3.62%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(d)	400	398,944
Industrial & Commercial Bank of China Ltd/London, 3.51%, 06/14/21, (3 mo. LIBOR US + 0.730%)(a)(d)	400	399,328
Industrial Bank Co. Ltd/Hong Kong, 3.80%, 03/05/23, (3 mo. LIBOR US + 1.050%)(a)(d)	200	200,272
Industrial Bank of Korea, 3.34%, 08/02/21, (3 mo. LIBOR US + 0.6%)(a)(d)	200	200,168
ING Bank NV
2.05%, 08/15/21(b)	250	243,083
5.80%, 09/25/23(b)	250	264,950
ING Groep NV
3.15%, 03/29/22	250	248,122
3.95%, 03/29/27	200	195,414
4.10%, 10/02/23	200	202,366
4.55%, 10/02/28	200	202,818
Intesa Sanpaolo SpA
3.38%, 01/12/23(b)	200	186,528
3.88%, 01/12/28(b)	350	300,174
5.02%, 06/26/24(b)	200	184,108
5.71%, 01/15/26(b)	200	186,782
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(c)(d)	200	204,612
6.20%, 12/21/21(d)	600	630,690
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	80	78,562
2.55%, 03/01/21 (Call 02/01/21)	425	421,821
2.70%, 05/18/23 (Call 03/18/23)	425	416,368
2.75%, 06/23/20 (Call 05/23/20)	190	189,453
2.95%, 10/01/26 (Call 07/01/26)	423	403,940
2.97%, 01/15/23 (Call 01/15/22)	445	442,018
3.13%, 01/23/25 (Call 10/23/24)	775	763,731
3.20%, 06/15/26 (Call 03/15/26)	382	370,781
3.22%, 03/01/25 (Call 03/01/24)(a)(f)	46	45,422
3.25%, 09/23/22	225	226,607
3.30%, 04/01/26 (Call 01/01/26)	415	406,638
3.38%, 05/01/23	301	300,780
3.51%, 06/18/22 (Call 06/18/21)(a)(f)	575	580,347
3.51%, 01/23/29 (Call 01/23/28)(a)(f)	500	481,795
3.54%, 05/01/28 (Call 05/01/27)(a)(f)	160	156,144
3.56%, 04/23/24 (Call 04/23/23)(a)(f)	250	251,450
3.63%, 05/13/24	25	25,310

173

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 12/01/27 (Call 12/01/26)	$275	$264,382
3.78%, 02/01/28 (Call 02/01/27)(a)(f)	36	35,924
3.80%, 07/23/24 (Call 07/23/23)(a)(f)	500	507,660
3.88%, 02/01/24	100	103,043
3.88%, 09/10/24	200	202,182
3.88%, 07/24/38 (Call 07/24/37)(a)(f)	350	334,299
3.90%, 07/15/25 (Call 04/15/25)	459	468,497
3.90%, 01/23/49 (Call 01/23/48)(a)(f)	25	23,280
3.96%, 01/29/27 (Call 01/29/26)(a)(f)	800	813,400
3.96%, 11/15/48 (Call 11/15/47)(a)(f)	285	267,179
4.01%, 04/23/29 (Call 04/23/28)(a)(f)	250	252,207
4.02%, 12/05/24 (Call 12/05/23)(a)(f)	300	307,311
4.03%, 07/24/48 (Call 07/24/47)(a)(f)	52	49,590
4.13%, 12/15/26	220	223,890
4.20%, 07/23/29 (Call 07/23/28)(a)(f)	345	352,562
4.25%, 10/15/20	460	469,149
4.25%, 10/01/27	50	50,779
4.26%, 02/22/48 (Call 02/22/47)(a)(f)	240	235,358
4.40%, 07/22/20	120	122,401
4.45%, 12/05/29 (Call 12/05/28)(a)(f)	50	52,321
4.63%, 05/10/21	125	129,265
4.85%, 02/01/44	115	124,516
4.95%, 06/01/45	155	166,264
5.50%, 10/15/40	57	66,366
5.60%, 07/15/41	65	76,662
5.63%, 08/16/43	600	693,870
6.40%, 05/15/38	425	536,643
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)(a)(f)	250	248,862
3.09%, 04/26/21 (Call 04/26/20)(a)(f)	400	399,516
Kasikornbank PCL/Hong Kong, 2.38%, 04/06/22(d)	200	192,946
KEB Hana Bank, 2.50%, 01/27/21(d)	200	197,166
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	275	265,669
KeyCorp.
2.90%, 09/15/20	259	258,270
4.10%, 04/30/28	200	203,992
4.15%, 10/29/25	310	319,477
5.10%, 03/24/21	165	171,900
KfW
0.00%, 04/18/36(h)	150	86,124
0.00%, 06/29/37(h)	100	54,914
1.50%, 04/20/20	1,185	1,169,666
1.50%, 06/15/21	900	877,824
1.63%, 05/29/20	650	641,992
1.63%, 03/15/21	280	274,532
1.75%, 03/31/20	50	49,527
1.88%, 06/30/20	2,085	2,064,650
1.88%, 12/15/20	100	98,719
2.00%, 11/30/21	250	246,160
2.00%, 09/29/22	100	97,947
2.00%, 10/04/22	100	97,946
2.00%, 05/02/25	1,180	1,136,045
2.13%, 03/07/22	395	389,893
2.13%, 06/15/22	470	463,354
2.13%, 01/17/23	635	624,110
2.13%, 08/07/23(d)	25	24,530
2.38%, 12/29/22	310	307,672
2.50%, 11/20/24	900	893,403
2.63%, 04/12/21	250	250,250
2.63%, 01/25/22	215	215,363

Security	Par (000)	Value

Banks (continued)
2.75%, 09/08/20	$65	$65,181
2.75%, 10/01/20	275	275,751
2.88%, 04/03/28	60	60,453
Korea Development Bank (The)
2.00%, 09/12/26	200	178,820
2.50%, 03/11/20	200	199,026
2.50%, 01/13/21	200	197,866
3.00%, 09/14/22	400	396,984
3.00%, 01/13/26	200	192,862
3.38%, 09/16/25	200	198,842
Kreditanstalt fuer Wiederaufbau, 3.13%, 12/15/21	750	761,722
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	350	326,935
1.88%, 04/17/23(d)	200	194,176
2.00%, 01/13/25	550	530,189
2.38%, 03/24/21(d)	220	219,065
2.38%, 06/10/25	235	230,765
Series 36, 2.00%, 12/06/21	200	196,884
Series 37, 2.50%, 11/15/27	25	24,406
Lloyds Bank PLC
2.70%, 08/17/20	250	247,912
3.30%, 05/07/21	200	200,512
3.50%, 05/14/25	150	146,934
6.38%, 01/21/21	9	9,520
Lloyds Banking Group PLC
3.00%, 01/11/22	200	196,528
3.10%, 07/06/21	200	197,850
3.57%, 11/07/28 (Call 11/07/27)(a)(f)	200	186,284
3.75%, 01/11/27	400	384,460
4.05%, 08/16/23	400	402,692
4.34%, 01/09/48	325	278,915
4.45%, 05/08/25	295	299,558
4.50%, 11/04/24	200	196,070
4.55%, 08/16/28	200	201,048
4.58%, 12/10/25	200	195,804
4.65%, 03/24/26	25	24,397
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	125	127,006
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(a)(b)(f)	25	24,330
3.76%, 11/28/28 (Call 11/28/27)(a)(b)(f)	150	140,229
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(f)	200	201,026
4.65%, 03/27/29 (Call 03/27/28)(a)(b)(f)	115	114,178
5.03%, 01/15/30 (Call 01/15/29)(a)(b)(f)	275	279,315
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	250	244,928
2.63%, 01/25/21 (Call 12/25/20)	250	248,020
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	420	411,125
2.95%, 03/01/21	200	198,916
3.29%, 07/25/27	125	121,614
3.46%, 03/02/23	515	516,828
3.68%, 02/22/27	175	175,236
3.76%, 07/26/23	100	101,578
3.78%, 03/02/25	290	294,472
3.85%, 03/01/26	400	405,508
3.96%, 03/02/28	100	102,189
4.05%, 09/11/28	125	129,023
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(b)	250	247,922

174

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
2.63%, 04/12/21(b)	$230	$226,780
3.17%, 09/11/27	250	240,423
3.48%, 04/12/26(b)	250	246,732
3.55%, 03/05/23	500	502,675
3.66%, 02/28/27	200	199,608
3.92%, 09/11/24 (Call 09/11/23)(a)(f)	200	203,420
4.35%, 10/20/25(b)	250	247,577
Morgan Stanley
2.50%, 04/21/21	210	207,533
2.63%, 11/17/21	225	221,825
2.75%, 05/19/22	364	359,101
2.80%, 06/16/20	145	144,762
3.13%, 01/23/23	285	283,153
3.13%, 07/27/26	725	695,079
3.59%, 07/22/28 (Call 07/22/27)(a)(f)	81	78,871
3.63%, 01/20/27	173	170,120
3.70%, 10/23/24	36	36,278
3.74%, 04/24/24 (Call 04/24/23)(a)(f)	275	277,676
3.75%, 02/25/23	230	233,790
3.77%, 01/24/29 (Call 01/24/28)(a)(c)(f)	550	542,542
3.88%, 01/27/26	228	229,489
3.95%, 04/23/27	160	156,085
4.00%, 07/23/25	205	209,551
4.10%, 05/22/23	54	55,085
4.30%, 01/27/45	465	462,001
4.35%, 09/08/26	300	303,195
4.38%, 01/22/47	149	149,134
4.43%, 01/23/30 (Call 01/23/29)(a)(f)	280	290,786
4.46%, 04/22/39 (Call 04/22/38)(a)(f)	200	203,186
4.88%, 11/01/22	620	649,376
5.00%, 11/24/25	150	158,522
5.50%, 07/28/21	205	216,638
6.38%, 07/24/42	302	385,684
7.25%, 04/01/32	200	259,690
Series F, 3.88%, 04/29/24	389	396,126
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	100	96,511
MUFG Bank Ltd., 2.30%, 03/05/20(b)	250	247,832
National Australia Bank Ltd./New York
2.50%, 05/22/22	350	342,370
2.50%, 07/12/26	250	230,883
2.63%, 07/23/20	650	646,412
2.88%, 04/12/23	500	492,010
3.63%, 06/20/23	500	507,225
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	200	194,324
NongHyup Bank, 2.88%, 07/17/22(d)	200	196,944
Nordea Bank AB
2.13%, 05/29/20(b)	200	197,652
2.25%, 05/27/21(b)	200	195,710
4.63%, 09/13/33 (Call 09/13/28)(a)(b)(f)	200	200,368
Northern Trust Corp.
2.38%, 08/02/22	50	48,908
3.38%, 08/23/21	245	248,102
3.65%, 08/03/28 (Call 05/03/28)	100	102,718
3.95%, 10/30/25	25	25,931
Oesterreichische Kontrollbank AG
1.50%, 10/21/20	305	299,376
1.88%, 01/20/21	300	295,872
2.38%, 10/01/21	265	263,492

Security	Par (000)	Value

Banks (continued)
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	$600	$588,930
2.45%, 11/05/20 (Call 10/05/20)	300	297,294
2.63%, 02/17/22 (Call 01/17/22)	250	246,535
2.95%, 02/23/25 (Call 01/23/25)	250	245,218
3.25%, 01/22/28 (Call 12/23/27)	450	443,520
3.30%, 10/30/24 (Call 09/30/24)	200	200,016
4.05%, 07/26/28	85	87,241
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(i)	35	34,444
3.15%, 05/19/27 (Call 04/19/27)	60	58,742
3.90%, 04/29/24 (Call 03/29/24)	50	50,685
5.13%, 02/08/20	19	19,408
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/24/20)(b)	25	22,061
QNB Finance Ltd., 4.06%, 05/31/21, (3 mo. LIBOR US + 1.350%)(a)(d)	400	402,876
RBC USA Holdco Corp., 5.25%, 09/15/20	25	25,698
RBS Capital Trust II, 6.43%, (Call 01/03/34)(a)(f)(g)	50	59,721
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	175	170,716
3.20%, 02/08/21 (Call 01/08/21)	20	20,035
3.80%, 08/14/23 (Call 07/14/23)	450	453,883
Royal Bank of Canada
2.15%, 10/26/20	240	237,038
2.35%, 10/30/20	400	396,472
2.50%, 01/19/21	275	272,981
2.75%, 02/01/22	115	114,363
3.20%, 04/30/21	275	276,763
3.70%, 10/05/23	220	223,777
4.65%, 01/27/26	180	188,825
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	200	196,500
4.80%, 04/05/26	250	250,775
4.89%, 05/18/29 (Call 05/18/28)(a)(f)	250	248,357
5.13%, 05/28/24	525	527,709
6.00%, 12/19/23	250	261,037
6.10%, 06/10/23	287	299,935
6.13%, 12/15/22	250	262,620
7.65%, (Call 09/30/31)(a)(f)(g)	65	79,939
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	275	273,127
3.40%, 01/18/23 (Call 12/19/22)	20	19,664
3.70%, 03/28/22 (Call 02/28/22)	40	39,935
4.40%, 07/13/27 (Call 04/14/27)	100	98,217
4.45%, 12/03/21 (Call 11/03/21)	100	101,693
4.50%, 07/17/25 (Call 04/17/25)	175	179,468
Santander UK Group Holdings PLC
2.88%, 10/16/20	394	390,970
2.88%, 08/05/21	200	196,564
3.13%, 01/08/21	8	7,952
3.57%, 01/10/23 (Call 01/10/22)	200	195,900
4.75%, 09/15/25(b)	50	48,258
Santander UK PLC
2.38%, 03/16/20	38	37,666
3.40%, 06/01/21	250	250,232
3.75%, 11/15/21	200	201,860
4.00%, 03/13/24	300	306,456
5.00%, 11/07/23(b)	200	201,532

175

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sberbank of Russia Via SB Capital SA, 5.13%, 10/29/22(d)	$200	$200,500
Shinhan Bank Co. Ltd.
2.88%, 03/28/22(d)	200	197,440
3.88%, 03/24/26(d)	200	195,130
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	250	248,265
2.63%, 11/17/20(b)	250	247,935
2.80%, 03/11/22	250	246,982
3.25%, 05/17/21(b)	500	500,980
Societe Generale SA
2.63%, 09/16/20(b)	250	248,065
4.25%, 09/14/23(b)	500	504,010
4.75%, 11/24/25(b)	200	201,808
4.75%, 09/14/28(b)	200	205,808
5.20%, 04/15/21(b)	200	208,536
Standard Chartered PLC
2.25%, 04/17/20(b)	200	197,052
3.05%, 01/15/21(b)	400	395,724
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(f)	200	196,466
4.05%, 04/12/26(b)	400	389,972
4.25%, 01/20/23 (Call 01/20/22)(a)(b)(f)	775	775,395
4.30%, 02/19/27(b)	200	194,966
7.01%, (Call 07/30/37)(a)(b)(f)(g)	100	103,162
State Bank of India/London, 3.25%, 01/24/22(d)	200	196,994
State Street Corp.
1.95%, 05/19/21	35	34,329
2.55%, 08/18/20	244	243,202
2.65%, 05/15/23 (Call 05/15/22)(a)(f)	300	295,155
2.65%, 05/19/26	175	167,491
3.10%, 05/15/23	135	134,487
3.30%, 12/16/24	100	101,045
3.55%, 08/18/25	85	86,728
3.70%, 11/20/23	297	304,271
3.78%, 12/03/24 (Call 12/03/23)(a)(f)	30	30,758
4.14%, 12/03/29 (Call 12/03/28)(a)(f)	50	52,648
4.38%, 03/07/21	75	77,234
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	251,597
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	250	243,590
2.63%, 07/14/26	45	42,012
2.78%, 10/18/22	375	367,646
2.85%, 01/11/22	350	345,677
2.93%, 03/09/21	475	472,691
3.01%, 10/19/26	100	95,537
3.10%, 01/17/23	275	272,341
3.35%, 10/18/27(c)	260	253,651
3.36%, 07/12/27	40	39,095
3.45%, 01/11/27	125	123,014
3.54%, 01/17/28	400	395,680
3.75%, 07/19/23	400	405,708
3.94%, 10/16/23	50	51,097
3.94%, 07/19/28	200	204,044
4.31%, 10/16/28(c)	50	52,530
Suncorp-Metway Ltd., 2.38%, 11/09/20(b)	250	246,265
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	175	170,690
3.00%, 02/02/23 (Call 01/02/23)	150	148,292
3.30%, 05/15/26 (Call 04/15/26)	200	192,306
3.50%, 08/02/22 (Call 08/02/21)(a)(f)	50	50,113

Security	Par (000)	Value

Banks (continued)
3.53%, 10/26/21 (Call 10/26/20)(a)(f)	$200	$200,842
3.69%, 08/02/24 (Call 08/02/23)(a)(f)	40	40,209
4.05%, 11/03/25 (Call 09/03/25)	250	256,482
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	200	196,728
2.90%, 03/03/21 (Call 02/03/21)	190	189,502
4.00%, 05/01/25 (Call 03/01/25)	200	203,530
SVB Financial Group, 3.50%, 01/29/25	35	33,891
Svenska Handelsbanken AB
2.40%, 10/01/20	500	494,815
2.45%, 03/30/21	250	247,012
3.35%, 05/24/21	280	281,190
3.90%, 11/20/23	500	511,555
Swedbank AB, 2.20%, 03/04/20(b)	200	198,014
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	150	144,548
TC Ziraat Bankasi AS, 5.13%, 09/29/23(d)	200	181,276
Toronto-Dominion Bank (The)
1.80%, 07/13/21	259	252,346
1.85%, 09/11/20	100	98,456
2.13%, 04/07/21	60	59,058
2.50%, 12/14/20	225	223,416
2.55%, 01/25/21	275	273,270
3.00%, 06/11/20	250	250,492
3.15%, 09/17/20	200	200,754
3.25%, 06/11/21	100	100,750
3.50%, 07/19/23	150	152,828
3.63%, 09/15/31 (Call 09/15/26)(a)(f)	230	221,646
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(d)	200	192,172
5.88%, 03/16/23(d)	200	192,886
Turkiye Is Bankasi AS
5.00%, 04/30/20(d)	400	394,772
5.38%, 10/06/21(d)	400	381,140
6.00%, 10/24/22(d)	200	179,202
Turkiye Vakiflar Bankasi TAO, 6.88%, 02/03/25 (Call 02/03/20)(a)(d)(f)	200	180,000
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	153	151,892
2.95%, 07/15/22 (Call 06/15/22)	245	243,986
3.00%, 03/15/22 (Call 02/15/22)	250	250,275
3.10%, 04/27/26 (Call 03/27/26)	50	48,867
3.60%, 09/11/24 (Call 08/11/24)	75	76,214
3.70%, 01/30/24 (Call 12/29/23)	150	154,529
3.90%, 04/26/28 (Call 03/26/28)	100	103,799
3.95%, 11/17/25 (Call 10/17/24)	200	208,754
4.13%, 05/24/21 (Call 04/24/21)	27	27,722
Series V, 2.38%, 07/22/26 (Call 06/22/26)	375	350,790
Series V, 2.63%, 01/24/22 (Call 12/23/21)	119	118,212
Series X, 3.15%, 04/27/27 (Call 03/27/27)	115	113,076
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	244,278
3.10%, 05/21/21 (Call 05/21/20)(a)(f)	250	250,270
UBS AG/London
2.20%, 06/08/20 (Call 05/08/20)(b)	400	395,200
2.45%, 12/01/20 (Call 11/01/20)(b)	200	197,546
UBS Group Funding Switzerland AG
2.86%, 08/15/23 (Call 08/15/22)(a)(b)(f)	250	243,250
2.95%, 09/24/20(b)	220	218,953
3.00%, 04/15/21(b)	250	248,465
3.49%, 05/23/23 (Call 05/23/22)(b)	548	543,090

176

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.13%, 09/24/25(b)	$200	$202,518
4.13%, 04/15/26(b)	300	301,695
4.25%, 03/23/28 (Call 03/23/27)(b)	200	201,330
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(f)	200	179,256
6.57%, 01/14/22(b)	350	357,273
Union National Bank PJSC, 2.75%, 10/05/21(d)	200	195,068
United Bank for Africa PLC, 7.75%, 06/08/22(d)	400	405,764
Wachovia Corp.
5.50%, 08/01/35	100	110,747
6.55%, 10/15/35	200	239,176
Wells Fargo & Co.
2.10%, 07/26/21	200	195,350
2.50%, 03/04/21	207	204,860
2.55%, 12/07/20	1,575	1,562,668
2.63%, 07/22/22	13	12,746
3.00%, 02/19/25	533	516,882
3.00%, 04/22/26	250	239,695
3.00%, 10/23/26	140	133,755
3.07%, 01/24/23 (Call 01/24/22)	81	80,549
3.30%, 09/09/24	980	975,766
3.50%, 03/08/22	300	303,294
3.55%, 09/29/25	325	326,729
3.58%, 05/22/28 (Call 05/22/27)(a)(f)	520	514,873
3.75%, 01/24/24 (Call 12/24/23)	75	76,308
3.90%, 05/01/45	159	154,502
4.10%, 06/03/26	425	428,655
4.13%, 08/15/23	175	179,060
4.15%, 01/24/29 (Call 10/25/28)	60	61,607
4.30%, 07/22/27	250	254,900
4.40%, 06/14/46	100	97,671
4.60%, 04/01/21	275	283,728
4.65%, 11/04/44	115	115,405
4.75%, 12/07/46	526	539,003
4.90%, 11/17/45	445	464,393
5.38%, 02/07/35	100	114,253
5.38%, 11/02/43	158	174,547
5.61%, 01/15/44	480	548,270
Series M, 3.45%, 02/13/23	225	224,116
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	250	252,892
3.63%, 10/22/21 (Call 09/21/21)	250	253,552
Westpac Banking Corp.
2.10%, 05/13/21	25	24,478
2.30%, 05/26/20	450	446,494
2.50%, 06/28/22	105	102,728
2.60%, 11/23/20	450	447,156
2.65%, 01/25/21	125	124,140
2.70%, 08/19/26	310	290,913
2.75%, 01/11/23	115	112,963
2.80%, 01/11/22	105	104,237
2.85%, 05/13/26	110	104,678
3.35%, 03/08/27	200	195,584
3.40%, 01/25/28(c)	200	196,294
3.65%, 05/15/23	250	253,642
4.32%, 11/23/31 (Call 11/23/26)(a)(f)	50	48,657
Woori Bank
2.63%, 07/20/21(d)	200	196,412
5.13%, 08/06/28(d)	200	206,672

Security	Par (000)	Value

Banks (continued)
Yapi ve Kredi Bankasi AS, 5.50%, 12/06/22(d)	$200	$178,050

		198,188,242

Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(b)	1,160	1,139,955
4.70%, 02/01/36 (Call 08/01/35)(b)	565	543,581
4.90%, 02/01/46 (Call 08/01/45)(b)	620	590,767
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	200	194,176
2.65%, 02/01/21 (Call 01/01/21)	514	511,281
3.30%, 02/01/23 (Call 12/01/22)	340	339,334
3.70%, 02/01/24	325	328,344
4.00%, 01/17/43	400	336,292
4.63%, 02/01/44	250	228,015
4.90%, 02/01/46 (Call 08/01/45)	250	236,932
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	170	165,986
3.50%, 01/12/24 (Call 12/12/23)	155	155,425
3.75%, 01/15/22	350	356,352
3.75%, 07/15/42	75	61,424
4.00%, 04/13/28 (Call 01/13/28)	325	322,325
4.38%, 04/15/38 (Call 10/15/37)	365	334,705
4.44%, 10/06/48 (Call 04/06/48)	225	199,035
4.60%, 04/15/48 (Call 10/15/47)	470	427,441
4.75%, 04/15/58 (Call 10/15/57)	100	90,859
4.90%, 01/23/31 (Call 10/23/30)	250	260,285
4.95%, 01/15/42	75	71,855
5.55%, 01/23/49 (Call 07/23/48)	250	260,687
8.20%, 01/15/39	310	411,103
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	100	86,178
4.70%, 05/15/28 (Call 02/15/28)(b)	100	96,930
5.15%, 05/15/38 (Call 11/15/37)(b)	100	92,144
5.30%, 05/15/48 (Call 11/15/47)(b)	100	90,325
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	120	118,501
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	50	50,464
Coca-Cola Co. (The)
1.55%, 09/01/21	400	388,984
1.88%, 10/27/20	1,625	1,603,745
2.25%, 09/01/26	150	140,179
2.88%, 10/27/25	200	197,852
2.90%, 05/25/27	175	170,509
3.20%, 11/01/23	350	357,318
Constellation Brands Inc.
2.25%, 11/06/20	11	10,823
2.70%, 05/09/22 (Call 04/09/22)	29	28,348
3.50%, 05/09/27 (Call 02/09/27)	42	40,159
3.60%, 02/15/28 (Call 11/15/27)	25	23,904
3.70%, 12/06/26 (Call 09/06/26)	25	24,296
3.75%, 05/01/21	25	25,238
4.25%, 05/01/23	200	205,840
4.40%, 11/15/25 (Call 09/15/25)	50	51,555
4.50%, 05/09/47 (Call 11/09/46)	225	210,359
4.75%, 11/15/24	150	158,049
4.75%, 12/01/25	50	52,368
5.25%, 11/15/48 (Call 05/15/48)	50	52,253
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(b)	100	99,272

177

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	$260	$255,796
3.50%, 09/18/23 (Call 08/18/23)	200	203,264
3.88%, 05/18/28 (Call 02/18/28)	200	205,564
5.88%, 09/30/36	150	182,025
Diageo Investment Corp.
2.88%, 05/11/22	125	124,830
4.25%, 05/11/42	190	197,334
Fomento Economico Mexicano SAB de CV 2.88%, 05/10/23	150	144,631
4.38%, 05/10/43	250	242,970
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	275	267,066
4.35%, 03/29/47 (Call 09/29/46)(b)	100	95,031
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	10	8,910
3.40%, 11/15/25 (Call 08/15/25)	35	33,466
3.43%, 06/15/27 (Call 03/15/27)	110	103,092
3.55%, 05/25/21(b)	65	65,285
4.06%, 05/25/23 (Call 04/25/23)(b)	555	561,083
4.42%, 05/25/25 (Call 03/25/25)(b)	265	269,611
4.50%, 11/15/45 (Call 08/15/45)	145	129,194
4.60%, 05/25/28 (Call 02/25/28)(b)	60	61,484
4.99%, 05/25/38 (Call 11/25/37)(b)	40	39,855
5.09%, 05/25/48 (Call 11/25/47)(b)(c)	55	54,726
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	220	214,276
2.25%, 03/15/20 (Call 02/15/20)	50	49,469
3.00%, 07/15/26 (Call 04/15/26)	155	144,161
4.20%, 07/15/46 (Call 01/15/46)	310	273,346
5.00%, 05/01/42	70	69,488
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	100	97,387
2.00%, 04/15/21 (Call 03/15/21)	50	49,255
2.15%, 10/14/20 (Call 09/14/20)	725	718,576
2.25%, 05/02/22 (Call 04/02/22)	110	108,522
2.38%, 10/06/26 (Call 07/06/26)	315	297,127
2.75%, 03/05/22	70	70,027
2.75%, 03/01/23	15	15,006
3.00%, 08/25/21	25	25,261
3.00%, 10/15/27 (Call 07/15/27)	50	49,103
3.10%, 07/17/22 (Call 05/17/22)	50	50,702
3.45%, 10/06/46 (Call 04/06/46)	260	241,501
3.60%, 03/01/24 (Call 12/01/23)	75	77,575
4.00%, 05/02/47 (Call 11/02/46)	200	202,554
4.45%, 04/14/46 (Call 10/14/45)	375	406,282
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	150	145,317
4.45%, 01/15/22(b)	150	154,084

		18,645,988

Biotechnology — 0.3%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	100	99,077
2.20%, 05/11/20	75	74,362
2.25%, 08/19/23 (Call 06/19/23)	100	95,829
2.60%, 08/19/26 (Call 05/19/26)	330	308,458
2.65%, 05/11/22 (Call 04/11/22)	115	113,355
3.13%, 05/01/25 (Call 02/01/25)	100	98,021
3.63%, 05/15/22 (Call 02/15/22)	50	50,708
3.63%, 05/22/24 (Call 02/22/24)	275	279,546

Security	Par (000)	Value

Biotechnology (continued)
3.88%, 11/15/21 (Call 08/15/21)	$125	$127,405
4.10%, 06/15/21 (Call 03/15/21)	110	112,369
4.40%, 05/01/45 (Call 11/01/44)	350	334,470
4.56%, 06/15/48 (Call 12/15/47)	249	242,865
4.66%, 06/15/51 (Call 12/15/50)	417	411,454
4.95%, 10/01/41	150	152,449
5.15%, 11/15/41 (Call 05/15/41)	70	73,674
5.65%, 06/15/42 (Call 12/15/41)	25	28,035
5.75%, 03/15/40	50	56,184
6.38%, 06/01/37	29	34,376
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	15	14,910
4.00%, 06/23/25 (Call 03/23/25)	184	183,542
5.25%, 06/23/45 (Call 12/23/44)	132	137,254
Biogen Inc.
2.90%, 09/15/20	175	174,905
4.05%, 09/15/25 (Call 06/15/25)	300	305,664
5.20%, 09/15/45 (Call 03/15/45)	280	302,826
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	35	35,767
Celgene Corp.
2.88%, 08/15/20	200	199,676
3.25%, 08/15/22	165	164,375
3.25%, 02/20/23 (Call 01/20/23)	250	248,962
3.45%, 11/15/27 (Call 08/15/27)	25	23,899
3.55%, 08/15/22	198	199,348
3.88%, 08/15/25 (Call 05/15/25)	325	326,547
3.90%, 02/20/28 (Call 11/20/27)	300	297,372
4.00%, 08/15/23	125	128,574
4.55%, 02/20/48 (Call 08/20/47)	250	238,650
4.63%, 05/15/44 (Call 11/15/43)	216	206,023
5.00%, 08/15/45 (Call 02/15/45)	245	246,882
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	25	24,215
2.50%, 09/01/23 (Call 07/01/23)	25	24,274
2.55%, 09/01/20	420	417,963
2.95%, 03/01/27 (Call 12/01/26)	35	33,419
3.25%, 09/01/22 (Call 07/01/22)	55	55,376
3.50%, 02/01/25 (Call 11/01/24)	100	100,472
3.65%, 03/01/26 (Call 12/01/25)	450	451,188
3.70%, 04/01/24 (Call 01/01/24)	100	101,961
4.15%, 03/01/47 (Call 09/01/46)	520	492,133
4.40%, 12/01/21 (Call 09/01/21)	50	51,714
4.50%, 02/01/45 (Call 08/01/44)	275	272,935
4.60%, 09/01/35 (Call 03/01/35)	75	76,795
4.75%, 03/01/46 (Call 09/01/45)	255	263,813
5.65%, 12/01/41 (Call 06/01/41)	50	57,118
Sotera Health Topco Inc. (8.88% PIK), 8.13%, 11/01/21 (Call 10/27/19)(b)(e)	25	24,986

		8,576,175

Building Materials — 0.2%
BMC East LLC, 5.50%, 10/01/24 (Call 10/01/19)(b)	25	23,793
Boise Cascade Co., 5.63%, 09/01/24 (Call 09/01/19)(b)	25	24,223
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(b)	125	119,219
Cemex SAB de CV, 5.70%, 01/11/25 (Call 01/11/20)(d)	450	455,413
CRH America Finance Inc. 3.40%, 05/09/27 (Call 02/09/27)(b)	25	23,191
3.95%, 04/04/28 (Call 01/04/28)(b)	250	239,790
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	125	126,807

178

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Griffon Corp., 5.25%, 03/01/22 (Call 03/01/19)	$100	$98,008
Holcim U.S. Finance Sarl & Cie. SCS, 6.00%, 12/30/19(b)	100	102,307
James Hardie International Finance DAC, 4.75%, 01/15/25 (Call 01/15/21)(b)	250	238,150
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(b)	50	45,004
4.88%, 12/15/27 (Call 12/15/22)(b)	50	44,427
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(i)	50	49,315
3.90%, 02/14/26 (Call 11/14/25)	115	113,226
4.25%, 03/01/21	25	25,510
4.50%, 02/15/47 (Call 08/15/46)	200	182,756
5.13%, 09/14/45 (Call 03/14/45)	85	84,544
6.00%, 01/15/36	50	55,615
Lafarge SA, 7.13%, 07/15/36	100	114,658
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	75	71,482
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/19)	40	39,213
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 12/01/26)	50	46,425
3.50%, 12/15/27 (Call 09/15/27)	75	69,633
4.25%, 12/15/47 (Call 06/15/47)	75	61,181
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,088
3.50%, 11/15/27 (Call 08/15/27)	100	92,211
4.38%, 04/01/26 (Call 01/01/26)	75	75,036
4.45%, 04/01/25 (Call 01/01/25)	175	176,606
Masonite International Corp.
5.63%, 03/15/23 (Call 03/15/19)(b)	50	50,565
5.75%, 09/15/26 (Call 09/15/21)(b)	25	24,379
NCI Building Systems Inc., 8.00%, 04/15/26 (Call 04/15/21)(b)	65	61,592
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	50	45,056
4.20%, 12/15/22 (Call 09/15/22)	300	300,804
4.30%, 07/15/47 (Call 01/15/47)	60	45,061
4.40%, 01/30/48 (Call 07/30/47)	75	56,890
7.00%, 12/01/36	43	47,850
PGT Escrow Issuer Inc., 6.75%, 08/01/26 (Call 08/01/21)(b)	40	40,588
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(b)	130	117,738
5.00%, 02/15/27 (Call 02/15/22)(b)	50	46,754
5.38%, 11/15/24 (Call 11/15/19)(b)	200	199,246
5.50%, 02/15/23 (Call 02/15/19)(b)	50	50,702
6.00%, 10/15/25 (Call 10/15/20)(b)	120	120,767
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 06/01/20)(b)	25	23,488
6.13%, 07/15/23 (Call 07/15/19)	75	75,508
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 06/01/19)	80	77,641
USG Corp., 4.88%, 06/01/27 (Call 06/01/22)(b)	100	101,636
Votorantim Cimentos SA, 7.25%, 04/05/41(d)	200	210,800
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	50,337
4.50%, 06/15/47 (Call 12/15/46)	125	106,366
4.70%, 03/01/48 (Call 09/01/47)	75	66,642

		4,768,241

Chemicals — 0.7%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	400	383,684
2.50%, 09/27/26 (Call 06/27/26)(b)	200	187,242

Security	Par (000)	Value

Chemicals (continued)
Alpek SAB de CV, 4.50%, 11/20/22(d)	$400	$400,196
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)	125	125,904
6.88%, 05/15/43 (Call 02/15/43)	50	49,977
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	100	111,390
10.00%, 10/15/25 (Call 10/15/20)	25	28,620
Bluestar Finance Holdings Ltd., 4.38%, 06/11/20(d)	200	201,322
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(d)	200	225,964
Braskem Finance Ltd., 5.75%, 04/15/21(d)	200	207,534
Braskem Netherlands Finance BV, 3.50%, 01/10/23(d)	200	193,882
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)	25	23,563
Celanese U.S. Holdings LLC
4.63%, 11/15/22	50	51,100
5.88%, 06/15/21	50	52,563
CF Industries Inc.
3.45%, 06/01/23	100	96,599
4.50%, 12/01/26(b)	175	172,891
4.95%, 06/01/43	125	103,680
5.15%, 03/15/34	70	65,117
5.38%, 03/15/44	100	86,900
7.13%, 05/01/20	50	51,964
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	75	72,075
6.63%, 05/15/23 (Call 05/15/19)	52	53,804
7.00%, 05/15/25 (Call 05/15/20)	75	78,281
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.70%, 06/01/28 (Call 03/01/28)(b)	100	100,086
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(d)	600	591,114
4.13%, 07/19/27(d)	200	197,148
5.13%, 03/14/28(d)	500	525,650
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 06/15/20)(b)	150	148,129
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/20)(b)	80	75,312
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(b)	56	58,834
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	100	99,609
3.50%, 10/01/24 (Call 07/01/24)	525	518,374
4.13%, 11/15/21 (Call 08/15/21)	300	307,719
4.25%, 11/15/20 (Call 08/15/20)	50	50,972
4.25%, 10/01/34 (Call 04/01/34)	75	70,267
4.38%, 11/15/42 (Call 05/15/42)	200	182,898
4.63%, 10/01/44 (Call 04/01/44)	225	211,063
4.80%, 11/30/28 (Call 08/30/28)(b)	225	235,215
5.25%, 11/15/41 (Call 08/15/41)	65	65,851
7.38%, 11/01/29	100	124,133
9.40%, 05/15/39	100	148,126
DowDuPont Inc.
4.21%, 11/15/23 (Call 10/15/23)	100	103,693
4.49%, 11/15/25 (Call 09/25/25)	100	104,956
4.73%, 11/15/28 (Call 08/15/28)	100	106,012
5.32%, 11/15/38 (Call 05/15/38)	50	53,925
5.42%, 11/15/48 (Call 05/15/48)	375	409,279
Eastman Chemical Co.
3.50%, 12/01/21	450	452,191
3.60%, 08/15/22 (Call 05/15/22)	13	13,075

179

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.80%, 03/15/25 (Call 12/15/24)	$126	$124,926
4.50%, 12/01/28 (Call 09/01/28)	100	102,124
4.65%, 10/15/44 (Call 04/15/44)	115	107,551
4.80%, 09/01/42 (Call 03/01/42)	100	95,233
EI du Pont de Nemours & Co., 2.20%, 05/01/20	100	99,335
Equate Petrochemical BV, 4.25%, 11/03/26(d)	200	199,218
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)	190	190,722
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(b)	25	24,944
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	50	43,108
Hexion Inc.
6.63%, 04/15/20 (Call 03/04/19)	200	159,598
10.00%, 04/15/20 (Call 04/15/19)	25	20,695
10.38%, 02/01/22 (Call 02/01/19)(b)	105	84,077
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 03/04/19)(c)	50	22,664
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	100	101,748
5.13%, 11/15/22 (Call 08/15/22)	50	51,750
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/01/19)(b)	200	191,992
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(b)	25	22,711
International Flavors & Fragrances Inc.
3.40%, 09/25/20	200	200,452
4.38%, 06/01/47 (Call 12/01/46)	250	232,720
4.45%, 09/26/28 (Call 06/26/28)	50	51,556
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding Inc./Kissner USA, 8.38%, 12/01/22 (Call 06/01/19)(b)	25	25,489
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(b)	100	97,491
Lubrizol Corp. (The), 6.50%, 10/01/34	25	32,328
LYB International Finance BV
4.00%, 07/15/23	175	176,927
4.88%, 03/15/44 (Call 09/15/43)	175	167,666
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	195	185,527
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	100	87,703
5.75%, 04/15/24 (Call 01/15/24)	200	216,050
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	50	45,027
Mexichem SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(c)(d)	200	179,824
5.88%, 09/17/44(d)	200	186,504
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	125	123,280
4.05%, 11/15/27 (Call 08/15/27)	100	97,277
4.25%, 11/15/23 (Call 08/15/23)	295	303,490
5.63%, 11/15/43 (Call 05/15/43)	135	138,513
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(b)	80	73,464
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	125	116,991
3.15%, 10/01/22 (Call 07/01/22)	200	196,258
3.38%, 03/15/25 (Call 12/15/24)	10	9,585
3.63%, 03/15/24 (Call 12/15/23)	35	34,671
4.00%, 12/15/26 (Call 09/15/26)	50	48,889
4.88%, 03/30/20	25	25,428
4.90%, 06/01/43 (Call 12/01/42)	75	71,491
5.25%, 01/15/45 (Call 07/15/44)	90	90,676

Security	Par (000)	Value

Chemicals (continued)
5.63%, 12/01/40	$30	$31,355
5.88%, 12/01/36	30	32,468
6.13%, 01/15/41 (Call 07/15/40)	80	87,741
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	50	46,132
5.13%, 09/15/27 (Call 03/15/22)	125	123,016
Perstorp Holding AB, 8.50%, 06/30/21 (Call 11/18/19)(b)(c)	200	207,798
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)(b)	100	99,917
6.50%, 02/01/22 (Call 02/01/19)(b)	100	101,625
PolyOne Corp., 5.25%, 03/15/23	75	75,511
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	60	59,680
3.60%, 11/15/20	25	25,240
3.75%, 03/15/28 (Call 12/15/27)	65	63,596
PQ Corp.
5.75%, 12/15/25 (Call 12/15/20)(b)	50	47,307
6.75%, 11/15/22 (Call 05/15/19)(b)	75	78,507
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	325	313,345
3.55%, 11/07/42 (Call 05/07/42)	35	32,291
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 04/01/20)(b)	100	88,502
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 06/01/19)(b)	50	45,206
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	35	34,585
3.75%, 03/15/27 (Call 12/15/26)	25	23,866
4.25%, 01/15/48 (Call 07/15/47)	25	21,452
5.25%, 06/01/45 (Call 12/01/44)	50	49,570
SABIC Capital II BV
4.00%, 10/10/23(d)	200	202,462
4.50%, 10/10/28(d)	200	204,410
Sasol Financing International Ltd., 4.50%, 11/14/22	200	198,472
Sherwin-Williams Co. (The)
2.25%, 05/15/20	536	529,991
2.75%, 06/01/22 (Call 05/01/22)	100	98,130
3.13%, 06/01/24 (Call 04/01/24)	100	97,160
3.45%, 08/01/25 (Call 05/01/25)	100	97,447
3.45%, 06/01/27 (Call 03/01/27)	150	143,466
4.50%, 06/01/47 (Call 12/01/46)	127	119,709
4.55%, 08/01/45 (Call 02/01/45)	100	92,912
Solvay Finance America LLC, 3.40%, 12/03/20 (Call 11/03/20)(b)	500	499,955
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 8.00%, 10/01/26 (Call 10/01/21)(b)(c)	150	149,778
Syngenta Finance NV
3.13%, 03/28/22	555	542,557
4.89%, 04/24/25 (Call 02/24/25)(b)	250	244,450
5.18%, 04/24/28 (Call 01/24/28)(b)	250	240,625
TPC Group Inc., 8.75%, 12/15/20 (Call 03/04/19)(b)	100	99,032
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(b)	75	67,927
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(b)	75	64,908
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)(c)	100	87,563
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)	100	95,872
Versum Materials Inc., 5.50%, 09/30/24 (Call 09/30/21)(b)	25	25,363

180

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	$100	$93,977
4.38%, 11/15/47 (Call 05/15/47)	105	89,776
5.00%, 08/15/46 (Call 02/15/46)	100	94,738
WR Grace & Co.-Conn
5.13%, 10/01/21(b)	100	102,966
5.63%, 10/01/24(b)	25	25,897
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	250	250,847

		19,084,656

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/01/20)(b)	45	46,718
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	200	199,556
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00%, 11/01/21 (Call 11/01/19)	21	8,391
Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 04/01/23 (Call 04/01/20)(b)	50	42,812
Korea Resources Corp., 3.00%, 04/24/22(d)	200	196,604
Murray Energy Corp. (12.00% PIK), 12.00%, 04/15/24 (Call 04/15/20)(b)(e)	37	19,036
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(b)	25	25,042
6.38%, 03/31/25 (Call 03/31/20)(b)	50	48,446
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(b)	90	87,296
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(b)	50	50,108

		724,009

Commercial Services — 0.4%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 12/15/19)(b)	54	48,870
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27 (Call 06/30/27)(d)	200	182,646
ADT Security Corp. (The)
3.50%, 07/15/22	150	144,481
4.13%, 06/15/23	125	120,460
4.88%, 07/15/32(b)	100	80,997
5.25%, 03/15/20	25	25,373
6.25%, 10/15/21	25	26,305
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 05/15/19)(b)	50	43,489
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(b)(c)	100	78,876
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)	44	36,461
7.88%, 12/01/22 (Call 12/01/19)	150	145,500
8.75%, 12/01/20 (Call 03/04/19)	50	48,772
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)(b)	200	191,172
5.63%, 10/01/24 (Call 10/01/19)(b)	200	205,166
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	546	542,424
3.38%, 09/15/25 (Call 06/15/25)	160	164,109
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/15/20)(b)	50	45,005
5.50%, 04/01/23 (Call 04/01/19)(c)	125	125,137
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	254	256,586
5.25%, 10/01/25 (Call 07/01/25)	125	126,022
5.50%, 11/01/22 (Call 05/01/22)	55	57,205

Security	Par (000)	Value

Commercial Services (continued)
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	$25	$24,717
Brink's Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	75	71,288
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 05/01/20)(b)	60	57,208
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(b)	50	50,120
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(b)	150	147,007
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	105	109,405
DP World Crescent Ltd., 4.85%, 09/26/28(d)	200	202,112
DP World Ltd.
5.63%, 09/25/48(d)	200	198,286
6.85%, 07/02/37(b)	320	374,614
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	100	97,509
2.70%, 11/01/26 (Call 08/01/26)	75	71,430
3.25%, 01/14/23 (Call 11/19/22)	215	216,131
3.25%, 12/01/27 (Call 09/01/27)	50	49,080
3.95%, 12/01/47 (Call 06/01/47)	180	174,301
4.35%, 12/08/21	65	67,469
5.50%, 12/08/41	39	45,497
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	100	96,974
3.30%, 12/15/22 (Call 09/15/22)	25	24,576
3.95%, 06/15/23 (Call 05/15/23)	25	25,127
ERAC USA Finance LLC
3.80%, 11/01/25 (Call 08/01/25)(b)	200	198,730
3.85%, 11/15/24 (Call 08/15/24)(b)	100	100,058
4.20%, 11/01/46 (Call 05/01/46)(b)	140	126,189
5.63%, 03/15/42(b)	200	217,556
7.00%, 10/15/37(b)	100	123,316
Experian Finance PLC, 4.25%, 02/01/29 (Call 11/01/28)(b)	200	201,836
Flexi-Van Leasing Inc., 10.00%, 02/15/23 (Call 02/15/20)(b)	25	20,807
Garda World Security Corp., 8.75%, 05/15/25 (Call 05/15/20)(b)	115	106,858
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(b)	75	74,653
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	25,217
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(b)	35	36,226
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)(b)	60	62,797
7.75%, 06/01/24 (Call 06/01/19)(b)(c)	44	47,062
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(b)	100	81,955
5.88%, 10/15/20 (Call 03/04/19)	100	99,535
6.25%, 10/15/22 (Call 10/15/19)	75	68,476
7.38%, 01/15/21 (Call 01/15/20)	75	74,786
7.63%, 06/01/22 (Call 06/01/19)(b)	150	149,794
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(b)	125	118,752
4.13%, 08/01/23 (Call 07/01/23)	225	224,912
4.75%, 02/15/25 (Call 11/15/24)(b)	80	80,082
4.75%, 08/01/28 (Call 05/01/28)	110	109,553
5.00%, 11/01/22 (Call 08/01/22)(b)	75	76,625
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/19)(b)	125	124,812
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	25	24,988
Laureate Education Inc., 8.25%, 05/01/25
(Call 04/26/20)(b)	100	108,529

181

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(b)	$25	$26,050
Massachusetts Institute of Technology
4.68%, 07/01/14	170	186,900
5.60%, 07/01/11	175	229,344
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(b)	16	15,074
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 10/01/19)(b)	50	46,582
Monitronics International Inc., 9.13%, 04/01/20 (Call 03/04/19)	75	20,828
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	95	92,110
3.25%, 01/15/28 (Call 10/15/27)	126	120,484
4.50%, 09/01/22 (Call 06/01/22)	44	45,551
5.25%, 07/15/44	150	159,211
Nielsen Co Luxembourg Sarl/The
5.00%, 02/01/25 (Call 02/01/20)(b)(c)	75	74,432
5.50%, 10/01/21 (Call 10/01/19)(b)	50	50,618
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 03/04/19)	50	49,974
5.00%, 04/15/22 (Call 04/15/19)(b)	275	274,890
Northwestern University
4.64%, 12/01/44	50	54,642
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	40	38,357
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	110	101,280
3.30%, 07/15/56 (Call 01/15/56)	200	177,250
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(b)	296	313,127
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	155	152,446
8.25%, 11/15/26 (Call 11/15/21)(b)	190	178,114
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(b)	75	75,441
RR Donnelley & Sons Co.
6.00%, 04/01/24	50	48,767
7.88%, 03/15/21	16	16,186
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	50	47,400
4.00%, 06/15/25 (Call 03/15/25)	95	97,866
4.40%, 02/15/26 (Call 11/15/25)	100	104,852
4.50%, 05/15/48 (Call 11/15/47)	50	50,825
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	75	73,445
5.38%, 01/15/22 (Call 07/15/19)	75	75,787
5.38%, 05/15/24 (Call 05/15/19)	75	76,613
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(b)	50	48,900
Sotheby's, 4.88%, 12/15/25 (Call 12/15/20)(b)	50	47,803
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 02/01/20)(b)(c)	90	73,321
TMS International Corp., 7.25%, 08/15/25
(Call 08/15/20)(b)	40	37,621
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	30	30,217
4.00%, 06/01/23 (Call 05/01/23)	75	75,170
4.80%, 04/01/26 (Call 01/01/26)	100	102,486

Security	Par (000)	Value

Commercial Services (continued)
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/19)	$150	$151,917
4.63%, 10/15/25 (Call 10/15/20)	105	100,822
4.88%, 01/15/28 (Call 01/15/23)	200	189,324
5.50%, 07/15/25 (Call 07/15/20)	100	100,898
5.50%, 05/15/27 (Call 05/15/22)	105	104,916
5.75%, 11/15/24 (Call 05/15/19)	100	102,611
5.88%, 09/15/26 (Call 09/15/21)	150	152,172
6.50%, 12/15/26 (Call 12/15/21)	100	103,830
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	20	18,774
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	90	83,814
University of Southern California, 3.03%, 10/01/39	315	289,494
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	65	65,453
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	145	145,940
Weight Watchers International Inc., 8.63%, 12/01/25 (Call 12/01/20)(b)	25	24,682
WEX Inc., 4.75%, 02/01/23 (Call 02/01/19)(b)	50	49,295

		12,655,917

Computers — 0.6%
Apple Inc.
1.55%, 02/07/20	200	198,000
1.90%, 02/07/20	32	31,812
2.00%, 05/06/20	265	263,219
2.00%, 11/13/20	110	108,907
2.10%, 09/12/22 (Call 08/12/22)	25	24,506
2.25%, 02/23/21 (Call 01/23/21)	890	882,978
2.40%, 05/03/23	720	708,703
2.45%, 08/04/26 (Call 05/04/26)	135	127,979
2.50%, 02/09/22 (Call 01/09/22)	900	894,888
2.50%, 02/09/25	150	145,417
2.70%, 05/13/22	100	99,921
2.75%, 01/13/25 (Call 11/13/24)	150	147,970
2.85%, 05/06/21	390	391,790
2.85%, 02/23/23 (Call 12/23/22)	250	250,847
2.85%, 05/11/24 (Call 03/11/24)	205	204,196
2.90%, 09/12/27 (Call 06/12/27)	280	270,774
3.00%, 02/09/24 (Call 12/09/23)	375	376,927
3.00%, 06/20/27 (Call 03/20/27)	125	122,020
3.00%, 11/13/27 (Call 08/13/27)	25	24,358
3.20%, 05/13/25	160	161,138
3.20%, 05/11/27 (Call 02/11/27)	326	322,913
3.25%, 02/23/26 (Call 11/23/25)	295	295,472
3.35%, 02/09/27 (Call 11/09/26)	180	180,529
3.45%, 05/06/24	135	138,411
3.45%, 02/09/45	325	297,297
3.75%, 11/13/47 (Call 05/13/47)	200	191,376
3.85%, 05/04/43	150	146,677
3.85%, 08/04/46 (Call 02/04/46)	147	142,915
4.25%, 02/09/47 (Call 08/09/46)	210	217,001
4.38%, 05/13/45	255	268,344
4.45%, 05/06/44	50	53,268
4.50%, 02/23/36 (Call 08/23/35)	155	167,214
4.65%, 02/23/46 (Call 08/23/45)	275	301,397
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	180	171,362
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(b)	25	24,565

182

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell Inc.
5.40%, 09/10/40	$50	$41,632
6.50%, 04/15/38	50	46,994
7.10%, 04/15/28(c)	50	53,037
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	1,519	1,543,456
5.45%, 06/15/23 (Call 04/15/23)(b)	110	115,148
5.88%, 06/15/21 (Call 06/15/19)(b)	175	178,524
6.02%, 06/15/26 (Call 03/15/26)(b)	300	313,635
7.13%, 06/15/24 (Call 06/06/19)(b)	250	264,065
8.10%, 07/15/36 (Call 01/15/36)(b)	130	149,227
8.35%, 07/15/46 (Call 01/15/46)(b)	260	307,635
Diebold Nixdorf Inc., 8.50%, 04/15/24 (Call 04/15/19)	45	28,789
DXC Technology Co.
2.88%, 03/27/20	4	3,976
4.25%, 04/15/24 (Call 02/15/24)	165	161,504
4.75%, 04/15/27 (Call 01/15/27)	130	125,692
EMC Corp.
2.65%, 06/01/20	100	98,247
3.38%, 06/01/23 (Call 03/01/23)	100	94,665
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(b)	50	49,352
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)	150	150,144
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	50	50,002
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/19)(b)	25	24,826
8.38%, 08/15/22 (Call 02/15/19)(b)	100	93,785
9.25%, 03/01/21 (Call 03/01/19)(b)(c)	75	72,622
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	235	236,441
4.40%, 10/15/22 (Call 08/15/22)	210	216,300
4.90%, 10/15/25 (Call 07/15/25)	280	291,522
6.20%, 10/15/35 (Call 04/15/35)	130	133,687
6.35%, 10/15/45 (Call 04/15/45)	225	229,714
HP Inc.
4.05%, 09/15/22	100	102,036
4.30%, 06/01/21	25	25,607
6.00%, 09/15/41	170	178,202
IBM Credit LLC
1.80%, 01/20/21	110	107,478
3.00%, 02/06/23	100	99,060
3.45%, 11/30/20	100	100,937
3.60%, 11/30/21	575	582,670
International Business Machines Corp.
1.63%, 05/15/20	200	197,028
2.25%, 02/19/21	100	98,486
3.30%, 01/27/27	100	98,177
3.38%, 08/01/23	200	200,700
3.45%, 02/19/26	300	298,929
3.63%, 02/12/24	599	606,565
4.00%, 06/20/42	155	145,006
4.70%, 02/19/46(c)	200	205,490
5.60%, 11/30/39	50	56,515
Leidos Holdings Inc., Series 1, 5.95%, 12/01/40 (Call 06/01/40)	25	23,590
Leidos Inc.
5.50%, 07/01/33(c)	25	20,875
7.13%, 07/01/32	50	51,014

Security	Par (000)	Value

Computers (continued)
Lenovo Group Ltd.
3.88%, 03/16/22(d)	$200	$189,636
4.75%, 03/29/23(d)	200	190,950
NCR Corp.
4.63%, 02/15/21 (Call 02/15/19)	50	49,538
5.00%, 07/15/22 (Call 07/15/19)	90	88,555
5.88%, 12/15/21 (Call 12/15/19)	25	25,279
6.38%, 12/15/23 (Call 12/15/19)	75	75,313
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	275	262,905
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	75	74,435
4.75%, 06/01/23	100	99,046
4.75%, 01/01/25	150	140,988
4.88%, 06/01/27 (Call 03/01/27)	155	140,690
5.75%, 12/01/34 (Call 06/01/34)	95	79,828
Sungard Availability Services Capital Inc., 8.75%, 04/01/22 (Call 04/01/19)(b)	50	7,377
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	150	125,014
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	255	237,209

		18,414,840

Cosmetics & Personal Care — 0.1%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(b)	75	76,324
Avon Products Inc.
6.60%, 03/15/20	25	25,150
7.00%, 03/15/23	75	68,170
8.95%, 03/15/43	25	20,705
Colgate-Palmolive Co.
2.25%, 11/15/22	255	250,260
3.70%, 08/01/47 (Call 02/01/47)(c)	150	146,422
4.00%, 08/15/45	220	225,487
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)(c)	85	76,509
Edgewell Personal Care Co.
4.70%, 05/19/21	65	65,731
4.70%, 05/24/22	75	75,100
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	56	55,465
3.15%, 03/15/27 (Call 12/15/26)	50	49,065
4.38%, 06/15/45 (Call 12/15/44)	110	114,930
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/19)(b)	50	50,042
5.00%, 07/01/25 (Call 07/01/20)(b)	95	91,582
High Ridge Brands Co., 8.88%, 03/15/25
(Call 03/15/20)(b)	6	2,494
Procter & Gamble Co. (The)
1.90%, 10/23/20	262	258,992
2.15%, 08/11/22	55	54,159
2.30%, 02/06/22	180	178,240
2.45%, 11/03/26	170	162,537
3.10%, 08/15/23	85	86,230
3.50%, 10/25/47	205	199,178
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 02/15/19)(c)	75	60,111
6.25%, 08/01/24 (Call 08/01/19)	50	27,377
Unilever Capital Corp.
1.38%, 07/28/21	100	96,481
1.80%, 05/05/20	120	118,559
2.00%, 07/28/26	100	91,593
2.60%, 05/05/24 (Call 03/05/24)	200	194,926
3.00%, 03/07/22	100	100,229

183

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.25%, 03/07/24 (Call 02/07/24)	$100	$100,477
3.50%, 03/22/28 (Call 12/22/27)(c)	100	101,120
5.90%, 11/15/32	312	388,365

		3,612,010

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc.
5.75%, 12/15/23 (Call 12/15/19)(b)	25	25,727
5.88%, 05/15/26 (Call 05/15/21)(b)	75	75,121
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(b)	125	119,136
Ferguson Finance PLC, 4.50%, 10/24/28
(Call 07/24/28)(b)	400	397,804
Global Partners LP/GLP Finance Corp.
6.25%, 07/15/22 (Call 07/15/19)	50	48,466
7.00%, 06/15/23 (Call 06/15/19)	25	24,371
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)	100	97,744
HD Supply Inc., 5.38%, 10/15/26 (Call 10/04/21)(b)	25	25,079
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(b)	125	119,597
LKQ Corp., 4.75%, 05/15/23 (Call 05/15/19)	50	50,246
Performance Food Group Inc., 5.50%, 06/01/24 (Call 06/01/19)(b)	50	49,591
Univar USA Inc., 6.75%, 07/15/23 (Call 07/15/19)(b)(c)	25	25,706
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	22,599
4.20%, 05/15/47 (Call 11/15/46)	125	121,235
4.60%, 06/15/45 (Call 12/15/44)	125	129,357

		1,331,779

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	100	89,755
3.88%, 01/23/28 (Call 10/23/27)	150	136,851
3.95%, 02/01/22 (Call 01/01/22)(c)	250	248,275
4.25%, 07/01/20	200	200,930
4.45%, 10/01/25 (Call 08/01/25)	150	146,008
4.50%, 05/15/21	200	202,046
4.63%, 10/30/20	340	344,519
4.63%, 07/01/22	175	176,445
5.00%, 10/01/21	400	408,932
Air Lease Corp.
2.50%, 03/01/21	380	371,663
2.63%, 07/01/22 (Call 06/01/22)	115	110,440
2.75%, 01/15/23 (Call 12/15/22)	150	143,037
3.00%, 09/15/23 (Call 07/15/23)	210	200,285
3.25%, 03/01/25 (Call 01/01/25)	50	46,774
3.38%, 06/01/21 (Call 05/01/21)	90	89,364
3.50%, 01/15/22	25	24,813
3.63%, 04/01/27 (Call 01/01/27)	100	91,956
3.63%, 12/01/27 (Call 09/01/27)	105	95,689
3.88%, 04/01/21 (Call 03/01/21)	100	100,439
4.25%, 09/15/24 (Call 06/15/24)	105	104,576
4.63%, 10/01/28 (Call 06/01/28)	50	49,051
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	100	96,619
4.40%, 09/25/23 (Call 08/25/23)	135	133,794
5.00%, 04/01/23	125	126,901
5.13%, 03/15/21	40	40,922
5.50%, 02/15/22	25	25,845
7.63%, 04/15/20	10	10,435

Security	Par (000)	Value

Diversified Financial Services (continued)
Alliance Data Systems Corp.
5.38%, 08/01/22 (Call 08/01/19)(b)	$75	$75,000
5.88%, 11/01/21 (Call 11/01/19)(b)	100	100,752
Ally Financial Inc.
4.13%, 03/30/20	50	50,200
4.13%, 02/13/22	75	75,336
4.25%, 04/15/21	67	67,499
4.63%, 05/19/22	50	50,959
4.63%, 03/30/25	50	50,979
5.13%, 09/30/24	150	156,027
5.75%, 11/20/25 (Call 10/20/25)(c)	150	158,040
8.00%, 03/15/20	150	157,104
8.00%, 11/01/31	313	375,729
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	5	4,941
2.50%, 08/01/22 (Call 07/01/22)	32	31,301
2.65%, 12/02/22	25	24,477
3.38%, 05/17/21 (Call 04/17/21)	100	100,779
3.40%, 02/27/23 (Call 01/27/23)	25	25,076
3.63%, 12/05/24 (Call 11/04/24)	125	125,484
3.70%, 11/05/21 (Call 10/05/21)	100	101,618
4.05%, 12/03/42	241	237,238
4.20%, 11/06/25 (Call 10/06/25)	50	51,790
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	50	49,683
2.25%, 05/05/21 (Call 04/05/21)	515	509,072
2.38%, 05/26/20 (Call 04/25/20)	545	541,784
2.70%, 03/03/22 (Call 01/31/22)	35	34,872
3.30%, 05/03/27 (Call 04/03/27)	180	179,557
Series F, 2.60%, 09/14/20 (Call 08/14/20)	50	49,793
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 02/02/26)	105	99,141
3.70%, 10/15/24	165	166,299
4.00%, 10/15/23	275	282,980
ASP AMC Merger Sub Inc., 8.00%, 05/15/25 (Call 05/15/20)(b)	75	39,750
Avation Capital SA, 6.50%, 05/15/21 (Call 05/15/20)(b)	200	199,814
Azure Nova International Finance Ltd.
2.63%, 11/01/21(d)	200	193,806
3.50%, 03/21/22(d)	200	198,034
Azure Orbit International Finance Ltd., 3.75%, 03/06/23(d)	200	201,274
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23(d)	200	197,330
BGC Partners Inc., 5.38%, 07/24/23	50	50,863
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45(b)	40	37,535
5.00%, 06/15/44(b)	50	50,933
BOC Aviation Ltd.
3.50%, 09/18/27 (Call 06/18/27)(d)	200	189,802
3.88%, 04/27/26 (Call 01/27/26)(d)	400	390,940
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	150	141,234
4.25%, 06/02/26 (Call 03/02/26)	50	49,314
4.70%, 09/20/47 (Call 03/20/47)	25	23,055
4.85%, 03/29/29 (Call 12/29/28)	50	49,799
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	125	124,154
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	85	83,949
2.50%, 05/12/20 (Call 04/12/20)	25	24,817
3.05%, 03/09/22 (Call 02/09/22)	74	73,009

184

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.20%, 01/30/23 (Call 12/30/22)	$200	$196,884
3.20%, 02/05/25 (Call 01/05/25)	150	144,757
3.30%, 10/30/24 (Call 09/30/24)	125	121,634
3.45%, 04/30/21 (Call 03/30/21)	50	50,243
3.50%, 06/15/23	330	327,409
3.75%, 04/24/24 (Call 03/24/24)	175	175,595
3.75%, 07/28/26 (Call 06/28/26)	200	190,716
3.75%, 03/09/27 (Call 02/09/27)	300	290,289
3.80%, 01/31/28 (Call 12/31/27)	50	48,370
3.90%, 01/29/24 (Call 12/29/23)	150	151,293
4.20%, 10/29/25 (Call 09/29/25)	100	99,989
4.25%, 04/30/25 (Call 03/31/25)	50	50,925
4.75%, 07/15/21	75	77,482
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	190	187,691
CCBL Cayman 1 Corp. Ltd., 2.75%, 05/31/21(d)	200	195,328
CDBL Funding 2, 3.93%, 07/18/21, (3 mo. LIBOR US + 1.150%)(a)(d)	200	200,014
CDP Financial Inc., 3.15%, 07/24/24(b)	250	252,970
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	115	113,383
3.00%, 03/10/25 (Call 12/10/24)	25	24,537
3.20%, 03/02/27 (Call 12/02/26)	115	112,379
3.20%, 01/25/28 (Call 10/25/27)	165	160,388
3.25%, 05/21/21 (Call 04/21/21)	250	251,937
3.45%, 02/13/26 (Call 11/13/25)	40	39,998
3.55%, 02/01/24 (Call 01/01/24)	225	228,613
4.45%, 07/22/20	50	51,188
Charming Light Investments Ltd.
4.38%, 12/21/27(d)	200	193,742
5.00%, 09/03/24(d)	250	258,472
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(d)	200	211,172
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	400	393,888
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(d)	600	592,344
4.40%, 03/09/27(d)	200	195,104
China Great Wall International Holdings III Ltd.
2.63%, 10/27/21(d)	200	193,428
3.13%, 08/31/22(d)	250	243,297
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(b)	35	35,173
CITIC Securities Finance MTN Co. Ltd., 3.25%, 04/20/22(d)	200	196,660
CME Group Inc.
3.00%, 09/15/22	175	176,788
3.00%, 03/15/25 (Call 12/15/24)	135	133,365
3.75%, 06/15/28 (Call 03/15/28)	200	205,536
4.15%, 06/15/48 (Call 12/15/47)	30	30,726
5.30%, 09/15/43 (Call 03/15/43)	205	244,811
CPPIB Capital Inc., 2.25%, 01/25/22(b)	500	493,240
Credit Acceptance Corp., 7.38%, 03/15/23 (Call 03/15/19)	50	51,462
Credit Suisse USA Inc., 7.13%, 07/15/32	235	305,152
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(b)	75	63,610
Daiwa Securities Group Inc., 3.13%, 04/19/22(b)	75	74,072
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	50	48,803
3.85%, 11/21/22	20	20,014
3.95%, 11/06/24 (Call 08/06/24)	298	296,200
4.10%, 02/09/27 (Call 11/09/26)	299	290,804

Security	Par (000)	Value

Diversified Financial Services (continued)
4.50%, 01/30/26 (Call 11/30/25)	$200	$202,202
5.20%, 04/27/22	25	26,075
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	65	63,277
3.80%, 08/24/27 (Call 05/24/27)	30	28,435
4.50%, 06/20/28 (Call 03/20/28)	100	99,014
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	125	121,582
Enova International Inc., 8.50%, 09/01/24 (Call 09/01/20)(b)	50	45,337
Fab Sukuk Co. Ltd., 3.63%, 03/05/23(d)	200	199,582
Franklin Resources Inc., 2.85%, 03/30/25	100	96,187
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	831	811,447
3.37%, 11/15/25	500	477,075
4.42%, 11/15/35	900	802,971
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	150	143,946
goeasy Ltd., 7.88%, 11/01/22 (Call 11/01/19)(b)	85	89,045
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	150	149,317
HSBC Finance Corp., 6.68%, 01/15/21	55	57,394
Huarong Finance 2017 Co. Ltd.
3.75%, 04/27/22(d)	400	392,148
4.25%, 11/07/27(d)	230	217,037
4.75%, 04/27/27(d)	400	392,176
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 02/01/19)	150	151,108
6.00%, 08/01/20 (Call 08/01/19)	212	213,649
6.25%, 02/01/22 (Call 02/01/19)	125	128,305
6.38%, 12/15/25 (Call 12/15/20)	125	128,365
6.75%, 02/01/24 (Call 02/01/20)	75	77,319
ICBCIL Finance Co. Ltd.
2.75%, 05/19/21(d)	200	195,410
3.38%, 04/05/22(d)	200	197,654
3.63%, 05/15/21, (3 mo. LIBOR US + 0.950%)(a)(d)	400	398,012
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	90	87,841
2.75%, 12/01/20 (Call 11/01/20)	45	44,870
3.10%, 09/15/27 (Call 06/15/27)	175	169,885
3.45%, 09/21/23 (Call 08/21/23)	100	101,046
3.75%, 12/01/25 (Call 09/01/25)	280	286,238
4.00%, 10/15/23	195	201,967
4.25%, 09/21/48 (Call 03/21/48)	100	101,778
International Lease Finance Corp.
4.63%, 04/15/21	150	152,070
5.88%, 08/15/22	200	208,890
8.25%, 12/15/20	260	280,462
8.63%, 01/15/22	50	56,022
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(b)	65	65,551
Inventive Global Investments Ltd.
3.65%, 09/19/21, (3 mo. LIBOR US + 0.850%)(a)(d)	200	200,038
3.88%, 09/19/21(d)	200	202,366
Invesco Finance PLC
3.13%, 11/30/22	125	123,541
3.75%, 01/15/26	100	98,599
4.00%, 01/30/24	100	100,868
5.38%, 11/30/43	135	140,577
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	100	100,809

185

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/19)(b)	$200	$197,738
7.38%, 04/01/20 (Call 04/01/19)(b)	200	200,648
Jefferies Financial Group Inc., 5.50%, 10/18/23
(Call 01/18/23)	155	162,048
Jefferies Group LLC
5.13%, 01/20/23	150	155,769
6.25%, 01/15/36	195	191,480
6.88%, 04/15/21	50	53,126
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	140	122,744
4.85%, 01/15/27	150	144,087
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(d)	200	202,682
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(b)	65	65,131
5.25%, 10/01/25 (Call 10/01/20)(b)	70	63,937
5.88%, 08/01/21 (Call 08/01/19)(b)	18	18,062
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	75	71,612
3.75%, 02/13/25	100	98,209
4.50%, 09/19/28 (Call 06/19/28)	100	101,172
Legg Mason Inc., 5.63%, 01/15/44	115	113,240
Lincoln Finance Ltd., 7.38%, 04/15/21 (Call 04/15/19)(b)	200	202,562
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/19)(b)	64	62,839
6.38%, 02/01/24 (Call 02/01/21)(b)	60	60,571
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(b)	125	122,795
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	100	98,274
3.38%, 04/01/24	25	25,562
3.50%, 02/26/28 (Call 11/26/27)	100	101,943
3.80%, 11/21/46 (Call 05/21/46)	66	65,893
Mitsubishi UFJ Lease & Finance Co. Ltd., 3.96%, 09/19/23 (Call 08/19/23)(b)	200	202,574
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	200	196,104
4.25%, 06/01/24 (Call 03/01/24)	190	194,758
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	185	179,951
2.40%, 04/25/22 (Call 03/25/22)	200	195,260
2.85%, 01/27/25 (Call 10/27/24)	30	29,244
3.05%, 02/15/22 (Call 11/15/21)	50	49,966
3.05%, 04/25/27 (Call 01/25/27)	100	96,662
3.25%, 11/01/25 (Call 08/01/25)	125	124,060
3.40%, 02/07/28 (Call 11/07/27)	50	49,534
3.70%, 03/15/29 (Call 12/15/28)	50	50,580
3.90%, 11/01/28 (Call 08/01/28)	50	51,374
4.02%, 11/01/32 (Call 05/01/32)	75	77,642
4.30%, 03/15/49 (Call 09/15/48)	50	51,173
4.40%, 11/01/48 (Call 05/01/48)	50	51,672
5.25%, 04/20/46 (Call 04/20/26)(a)(f)	50	48,563
Nationstar Mortgage Holdings Inc.
8.13%, 07/15/23 (Call 07/15/20)(b)	115	116,373
9.13%, 07/15/26 (Call 07/15/21)(b)	90	91,076
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 03/04/19)	75	74,818
Navient Corp.
5.00%, 10/26/20	50	50,217
5.50%, 01/25/23	125	120,679

Security	Par (000)	Value

Diversified Financial Services (continued)
5.63%, 08/01/33	$100	$76,250
5.88%, 03/25/21	75	76,579
5.88%, 10/25/24	50	47,002
6.13%, 03/25/24	100	95,650
6.50%, 06/15/22	100	102,267
6.63%, 07/26/21	75	77,079
6.75%, 06/25/25	75	72,325
6.75%, 06/15/26	50	47,010
7.25%, 01/25/22	75	77,862
7.25%, 09/25/23	50	50,876
8.00%, 03/25/20	200	208,282
NFP Corp., 6.88%, 07/15/25 (Call 03/15/20)(b)	95	90,298
Nomura Holdings Inc., 6.70%, 03/04/20	62	64,355
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	170	177,371
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/19)(b)	50	46,097
ORIX Corp.
2.90%, 07/18/22	25	24,567
3.25%, 12/04/24	345	336,216
3.70%, 07/18/27	75	73,528
4.05%, 01/16/24	250	254,182
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/19)(b)	25	25,356
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(d)	405	483,768
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(b)	150	136,603
5.75%, 05/01/25 (Call 05/01/20)(b)	150	144,765
Raymond James Financial Inc.
3.63%, 09/15/26	150	142,816
4.95%, 07/15/46	100	99,137
REC Ltd., 3.07%, 12/18/20(d)	200	197,280
SIHC International Capital Ltd.
3.95%, 09/26/21(d)	200	199,976
4.35%, 09/26/23(d)	200	202,124
Springleaf Finance Corp.
5.63%, 03/15/23	135	133,581
6.00%, 06/01/20	60	61,038
6.13%, 05/15/22	100	102,922
6.88%, 03/15/25	140	133,840
7.13%, 03/15/26	185	176,677
7.75%, 10/01/21	100	105,460
8.25%, 12/15/20	161	171,818
Stearns Holdings LLC, 9.38%, 08/15/20 (Call 08/15/19)(b)	25	23,449
Stifel Financial Corp., 4.25%, 07/18/24	240	243,754
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	800	791,928
3.70%, 08/04/26 (Call 05/04/26)	121	110,296
3.75%, 08/15/21 (Call 06/15/21)	25	25,005
3.95%, 12/01/27 (Call 09/01/27)	65	59,387
4.25%, 08/15/24 (Call 05/15/24)	294	285,706
4.50%, 07/23/25 (Call 04/24/25)	200	194,648
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	60	59,833
3.30%, 04/01/27 (Call 01/01/27)	85	83,084
3.75%, 04/01/24 (Call 03/01/24)	50	51,087
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/20)(b)	75	74,040
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(b)	45	40,275

186

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Travelport Corporate Finance PLC, 6.00%, 03/15/26 (Call 03/15/21)(b)	$90	$93,004
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(b)	50	51,283
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	195	193,676
2.75%, 09/15/27 (Call 06/15/27)	50	48,214
2.80%, 12/14/22 (Call 10/14/22)	250	250,715
3.15%, 12/14/25 (Call 09/14/25)	550	553,437
4.15%, 12/14/35 (Call 06/14/35)	305	324,008
4.30%, 12/14/45 (Call 06/14/45)	405	436,051
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	75	75,546
4.25%, 06/09/23 (Call 05/09/23)	50	51,134

		40,827,569

Electric — 2.0%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(d)	200	199,792
4.38%, 06/22/26(d)	200	202,990
5.88%, 12/13/21(b)	200	212,542
6.25%, 09/16/19(b)	100	101,758
6.50%, 10/27/36(b)	100	121,870
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	80	77,791
3.80%, 10/01/47 (Call 04/01/47)	150	136,783
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	100	97,375
3.75%, 12/01/47 (Call 06/01/47)	50	46,825
AES Corp./VA
4.00%, 03/15/21	25	24,934
4.50%, 03/15/23 (Call 03/15/20)	50	50,235
4.88%, 05/15/23 (Call 05/15/19)	140	141,553
5.13%, 09/01/27 (Call 09/01/22)	70	72,169
5.50%, 04/15/25 (Call 04/15/20)	49	51,089
6.00%, 05/15/26 (Call 05/15/21)	25	26,478
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	75	70,150
4.15%, 08/15/44 (Call 02/15/44)	35	34,767
4.30%, 01/02/46 (Call 07/02/45)	50	50,594
Series A, 4.30%, 07/15/48 (Call 01/15/48)	100	101,363
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	65	65,511
4.25%, 06/15/28 (Call 03/15/28)(b)	225	226,867
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	131	129,769
3.65%, 02/15/26 (Call 11/15/25)	260	257,210
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	49,740
3.70%, 12/01/47 (Call 06/01/47)	125	117,879
American Electric Power Co. Inc.
2.15%, 11/13/20	30	29,671
3.20%, 11/13/27 (Call 08/13/27)	125	119,647
Series F, 2.95%, 12/15/22 (Call 09/15/22)	150	148,299
Series I, 3.65%, 12/01/21	25	25,333
Series J, 4.30%, 12/01/28 (Call 09/01/28)	100	103,287
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	100	98,907
4.60%, 03/30/21 (Call 12/30/20)	150	154,099
7.00%, 04/01/38	25	31,759

Security	Par (000)	Value

Electric (continued)
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	$100	$95,887
3.15%, 05/15/25 (Call 02/15/25)	150	147,784
4.20%, 08/15/48 (Call 02/15/48)	50	49,354
4.35%, 11/15/45 (Call 05/15/45)	100	100,669
4.50%, 04/01/42 (Call 10/01/41)	25	25,683
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	100	103,018
Ausgrid Finance Pty Ltd.
3.85%, 05/01/23 (Call 02/01/23)(b)	250	251,467
4.35%, 08/01/28 (Call 05/01/28)(b)	250	252,275
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	125	121,639
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	125	111,837
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	150	153,496
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	115	114,238
2.80%, 01/15/23 (Call 12/15/22)	215	212,078
3.25%, 04/15/28 (Call 01/15/28)	260	252,977
3.50%, 02/01/25 (Call 11/01/24)	250	252,362
3.75%, 11/15/23 (Call 08/15/23)	80	81,971
3.80%, 07/15/48 (Call 01/15/48)	275	251,936
4.50%, 02/01/45 (Call 08/01/44)	235	239,803
5.15%, 11/15/43 (Call 05/15/43)	200	217,658
6.13%, 04/01/36	200	242,660
Black Hills Corp., 4.35%, 05/01/33 (Call 02/01/33)	260	260,403
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(b)	135	128,363
5.38%, 01/15/23 (Call 10/15/19)	150	146,196
5.50%, 02/01/24 (Call 02/01/19)	75	71,089
5.75%, 01/15/25 (Call 10/15/19)	175	164,930
5.88%, 01/15/24 (Call 11/01/19)(b)	125	125,387
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)(d)	200	218,184
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	140	137,873
4.25%, 02/01/49 (Call 08/01/48)	35	36,004
4.50%, 04/01/44 (Call 10/01/43)	150	159,220
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	25	24,066
3.85%, 02/01/24 (Call 01/01/24)	200	201,400
4.25%, 11/01/28 (Call 08/01/28)	120	121,696
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(d)	200	204,290
China Clean Energy Development Ltd., 4.00%, 11/05/25(d)	200	197,786
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	390,496
Clearway Energy Operating LLC
5.00%, 09/15/26 (Call 09/15/21)	100	87,214
5.38%, 08/15/24 (Call 08/15/19)	50	46,894
5.75%, 10/15/25 (Call 10/15/21)(b)	30	27,761
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	235	225,161
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	100	94,399
4.55%, 11/15/30 (Call 08/15/30)(b)	50	50,965
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(d)	200	193,960
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	150	148,143
4.88%, 03/01/44 (Call 09/01/43)	25	26,502

187

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Comision Federal de Electricidad
4.88%, 01/15/24(d)	$200	$200,510
5.75%, 02/14/42(d)	200	192,090
6.13%, 06/16/45(d)	200	201,278
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	165	155,750
3.70%, 08/15/28 (Call 05/15/28)	75	76,063
3.70%, 03/01/45 (Call 09/01/44)	125	116,840
4.00%, 03/01/48 (Call 09/01/47)	135	133,767
4.35%, 11/15/45 (Call 05/15/45)	75	77,196
4.60%, 08/15/43 (Call 02/15/43)	25	26,735
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	167,730
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	60	56,737
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	50	48,897
4.30%, 04/15/44 (Call 10/15/43)	35	36,376
6.35%, 06/01/36	15	18,823
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	40	41,021
3.85%, 06/15/46 (Call 12/15/45)	110	102,874
3.95%, 03/01/43 (Call 09/01/42)	360	342,281
4.45%, 03/15/44 (Call 09/15/43)	182	185,336
4.50%, 12/01/45 (Call 06/01/45)	25	25,737
4.50%, 05/15/58 (Call 11/15/57)	100	98,478
4.63%, 12/01/54 (Call 06/01/54)	50	50,306
5.70%, 06/15/40	25	29,226
Series 06-B, 6.20%, 06/15/36	50	60,389
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	100	93,879
Series C, 4.30%, 12/01/56 (Call 06/01/56)	100	95,355
Series D, 4.00%, 12/01/28 (Call 09/01/28)	50	52,210
Series E, 4.65%, 12/01/48 (Call 06/01/48)	50	53,240
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	20	19,507
Consumers Energy Co.
3.95%, 07/15/47 (Call 01/15/47)	75	74,432
4.05%, 05/15/48 (Call 11/15/47)	75	75,551
5.65%, 04/15/20	116	119,881
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	25	25,412
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	100	100,499
4.25%, 06/01/28 (Call 03/01/28)	100	102,166
4.70%, 12/01/44 (Call 06/01/44)	45	45,538
7.00%, 06/15/38	30	37,807
Series B, 2.75%, 01/15/22 (Call 12/15/21)	100	98,198
Series B, 2.75%, 09/15/22 (Call 06/15/22)	125	122,139
Series B, 5.95%, 06/15/35	80	91,153
Series C, 4.05%, 09/15/42 (Call 03/15/42)	50	45,923
Series C, 4.90%, 08/01/41 (Call 02/01/41)	125	129,421
Series D, 2.85%, 08/15/26 (Call 05/15/26)	200	186,812
Series E, 6.30%, 03/15/33	75	90,369
Series F, 5.25%, 08/01/33	70	76,804
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	178	190,081
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	100	102,220
3.70%, 03/15/45 (Call 09/15/44)	50	47,569
3.70%, 06/01/46 (Call 12/01/45)	25	23,644
3.75%, 08/15/47 (Call 02/15/47)	55	52,494
4.30%, 07/01/44 (Call 01/01/44)	50	51,858
5.70%, 10/01/37	40	46,989

Security	Par (000)	Value

Electric (continued)
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	$295	$273,940
3.80%, 03/15/27 (Call 12/15/26)	60	59,180
6.38%, 04/15/33	50	60,021
Series B, 3.30%, 06/15/22 (Call 04/15/22)	20	19,844
Series C, 3.50%, 06/01/24 (Call 03/01/24)	50	49,568
Series D, 3.70%, 08/01/23 (Call 07/01/23)	90	90,512
Dubai Electricity & Water Authority, 7.38%, 10/21/20(b)	200	212,852
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	50	49,089
2.95%, 12/01/26 (Call 09/01/26)	25	24,289
3.05%, 03/15/23 (Call 03/15/23)	205	205,779
3.35%, 05/15/22	100	101,263
3.70%, 12/01/47 (Call 06/01/47)	25	23,579
3.88%, 03/15/46 (Call 09/15/45)	115	111,218
3.90%, 06/15/21 (Call 03/15/21)	150	153,433
3.95%, 11/15/28 (Call 08/15/28)	55	57,119
3.95%, 03/15/48 (Call 09/15/47)	100	98,065
4.00%, 09/30/42 (Call 03/30/42)	375	368,865
5.30%, 02/15/40	25	28,888
6.00%, 01/15/38	100	122,311
Series A, 6.00%, 12/01/28	50	59,130
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	400	386,540
2.65%, 09/01/26 (Call 06/01/26)	275	256,426
3.05%, 08/15/22 (Call 05/15/22)	25	24,859
3.15%, 08/15/27 (Call 05/15/27)	25	23,915
3.75%, 04/15/24 (Call 01/15/24)	350	356,492
3.75%, 09/01/46 (Call 03/01/46)	460	412,174
3.95%, 08/15/47 (Call 02/15/47)	55	50,431
4.80%, 12/15/45 (Call 06/15/45)	105	109,422
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	150	146,947
3.80%, 07/15/28 (Call 04/15/28)	295	302,109
6.35%, 09/15/37	85	107,448
6.40%, 06/15/38	209	270,095
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	90	90,975
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	65	59,697
3.70%, 09/01/28 (Call 06/01/28)	40	40,679
4.10%, 03/15/43 (Call 09/15/42)	25	24,789
4.20%, 08/15/45 (Call 02/15/45)	50	50,372
E.ON International Finance BV, 6.65%, 04/30/38(b)	190	226,993
Edison International
2.40%, 09/15/22 (Call 08/15/22)	125	113,605
2.95%, 03/15/23 (Call 01/15/23)	150	138,205
4.13%, 03/15/28 (Call 12/15/27)	100	87,169
EDP Finance BV, 3.63%, 07/15/24(b)	300	288,042
Electricite de France SA
2.35%, 10/13/20 (Call 09/13/20)(b)	925	914,039
3.63%, 10/13/25 (Call 07/13/25)(b)	225	221,893
4.75%, 10/13/35 (Call 04/13/35)(b)	500	470,815
4.88%, 01/22/44(b)	185	174,773
4.95%, 10/13/45 (Call 04/13/45)(b)	175	166,014
5.00%, 09/21/48 (Call 03/21/48)(b)	200	188,806
5.25%, (Call 01/29/23)(a)(b)(f)(g)	100	98,601
5.25%, 10/13/55 (Call 04/13/55)(b)	100	94,661
6.00%, 01/22/14(b)	71	70,022
6.95%, 01/26/39(b)	100	119,848

188

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	$80	$78,466
3.55%, 06/15/26 (Call 03/15/26)	200	190,242
4.75%, 06/15/46 (Call 12/15/45)	165	160,743
Empresa Electrica Guacolda SA, 4.56%, 04/30/25
(Call 01/30/25)(d)	200	180,672
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	75	72,938
Enel Finance International NV
3.50%, 04/06/28(b)	200	175,410
3.63%, 05/25/27(b)	200	180,054
4.25%, 09/14/23(b)	595	592,251
4.63%, 09/14/25(b)	250	246,972
4.88%, 06/14/29(b)	400	391,352
6.00%, 10/07/39(b)	350	357,483
Engie SA, 2.88%, 10/10/22(b)	75	74,230
Entergy Arkansas Inc., 3.50%, 04/01/26 (Call 01/01/26)	150	149,037
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	230	214,381
4.00%, 07/15/22 (Call 05/15/22)	75	75,584
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	175	161,061
3.05%, 06/01/31 (Call 03/01/31)	50	46,184
4.20%, 09/01/48 (Call 03/01/48)	35	35,049
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	25	23,377
Entergy Texas Inc., 4.50%, 03/30/39 (Call 09/30/38)	200	201,328
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(d)	600	590,490
7.13%, 02/11/25(d)	400	395,428
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	30	29,568
3.35%, 03/15/26 (Call 12/15/25)	100	96,669
Series K, 2.75%, 03/15/22 (Call 02/15/22)	55	54,284
Series L, 2.90%, 10/01/24 (Call 08/01/24)	130	125,962
Series M, 3.30%, 01/15/28 (Call 10/15/27)	100	96,766
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	75	73,527
2.85%, 06/15/20 (Call 05/15/20)	25	24,850
3.40%, 04/15/26 (Call 01/15/26)	160	154,234
3.50%, 06/01/22 (Call 05/01/22)	145	143,969
3.95%, 06/15/25 (Call 03/15/25)	600	603,996
4.45%, 04/15/46 (Call 10/15/45)	90	87,312
4.95%, 06/15/35 (Call 12/15/34)	100	101,719
5.10%, 06/15/45 (Call 12/15/44)	30	31,646
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	10	10,213
5.60%, 06/15/42 (Call 12/15/41)	90	88,514
5.75%, 10/01/41 (Call 04/01/41)	25	24,761
6.25%, 10/01/39	110	116,536
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	100	97,621
Series B, 3.90%, 07/15/27 (Call 04/15/27)	200	196,120
Series B, 4.25%, 03/15/23 (Call 12/15/22)	400	409,900
Series C, 4.85%, 07/15/47 (Call 01/15/47)	315	320,097
Series C, 7.38%, 11/15/31	213	272,299
FirstEnergy Transmission LLC, 4.35%, 01/15/25
(Call 10/15/24)(b)	25	25,529
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	75	71,925
3.95%, 03/01/48 (Call 09/01/47)	125	125,412
4.05%, 06/01/42 (Call 12/01/41)	55	55,987

Security	Par (000)	Value

Electric (continued)
4.05%, 10/01/44 (Call 04/01/44)	$55	$55,598
4.13%, 02/01/42 (Call 08/01/41)	25	25,719
4.13%, 06/01/48 (Call 12/01/47)	165	169,584
5.69%, 03/01/40	65	80,330
5.95%, 02/01/38	175	218,424
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	89	85,701
3.06%, 10/04/26 (Call 07/04/26)	275	255,882
Georgia Power Co.
4.30%, 03/15/42	216	201,392
4.30%, 03/15/43	100	92,684
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	200	188,274
Hydro-Quebec, Series HK, 9.38%, 04/15/30	75	115,874
Iberdrola International BV, 6.75%, 07/15/36	50	59,767
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	75	74,667
Series K, 4.55%, 03/15/46 (Call 09/15/45)	130	134,066
Series L, 3.75%, 07/01/47 (Call 01/01/47)	25	23,045
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	100	89,650
4.10%, 09/26/28 (Call 06/26/28)	50	50,885
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)	25	24,888
3.70%, 09/01/24 (Call 07/01/24)	130	127,665
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	450	473,512
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	70	68,226
3.25%, 06/30/26 (Call 03/30/26)	50	48,090
3.35%, 11/15/27 (Call 08/15/27)(c)	400	385,492
5.30%, 07/01/43 (Call 01/01/43)	100	110,866
Kallpa Generacion SA/old, 4.88%, 05/24/26 (Call 02/24/26)(c)(d)	200	198,654
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	100	99,704
4.20%, 06/15/47 (Call 12/15/46)	75	72,290
4.20%, 03/15/48 (Call 09/15/47)	50	48,739
5.30%, 10/01/41 (Call 04/01/41)	25	28,054
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	80	91,096
Korea East-West Power Company Ltd., 2.63%, 06/19/22(d)	600	586,134
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	200	197,562
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	5	5,029
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	25,139
Series 25, 3.30%, 10/01/25 (Call 04/01/25)	25	24,860
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(d)	344	335,969
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	65	66,357
3.65%, 04/15/29 (Call 01/15/29)	190	193,048
3.65%, 08/01/48 (Call 02/01/48)	115	107,066
3.95%, 08/01/47 (Call 02/01/47)	50	48,923
4.25%, 05/01/46 (Call 11/01/45)	175	179,070
4.40%, 10/15/44 (Call 04/15/44)	100	104,244
5.75%, 11/01/35	25	29,329
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	150	150,913
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(b)	45	52,503

189

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Narragansett Electric Co. (The), 3.92%, 08/01/28 (Call 05/01/28)(b)	$50	$50,747
National Grid USA
5.80%, 04/01/35	50	55,663
8.00%, 11/15/30	10	13,165
Nevada Power Co.
3.70%, 05/01/29 (Call 02/01/29)	50	50,525
Series BB, 2.75%, 04/15/20	50	49,858
Series R, 6.75%, 07/01/37	150	193,989
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(b)	250	231,222
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	15	14,632
3.55%, 05/01/27 (Call 02/01/27)	375	363,397
3.63%, 06/15/23 (Call 02/15/23)	75	74,435
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(b)	50	47,706
4.50%, 09/15/27 (Call 06/15/27)(b)	75	68,315
Niagara Mohawk Power Corp., 4.28%, 10/01/34 (Call 04/01/34)(b)	100	101,914
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	25	24,284
3.40%, 08/15/42 (Call 02/15/42)	150	136,788
4.13%, 05/15/44 (Call 11/15/43)	50	50,469
5.35%, 11/01/39	10	11,639
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	150	148,120
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	50	50,637
6.25%, 05/01/24 (Call 05/01/19)	125	129,319
6.63%, 01/15/27 (Call 07/15/21)	125	132,347
7.25%, 05/15/26 (Call 05/15/21)	150	162,345
NTPC Ltd., 4.38%, 11/26/24(d)	200	199,130
NV Energy Inc., 6.25%, 11/15/20	5	5,271
Oglethorpe Power Corp.
4.25%, 04/01/46 (Call 10/01/45)	100	89,296
5.38%, 11/01/40	25	27,401
Ohio Edison Co., 6.88%, 07/15/36	50	62,599
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (Call 02/15/28)	150	150,703
4.15%, 04/01/47 (Call 10/01/46)	75	72,267
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	200	175,954
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (Call 08/15/28)	40	40,690
3.80%, 09/30/47 (Call 03/30/47)	85	80,961
4.10%, 11/15/48 (Call 05/15/48)	50	50,463
4.55%, 12/01/41 (Call 06/01/41)	25	26,667
5.30%, 06/01/42 (Call 12/01/41)	175	203,560
7.00%, 05/01/32	40	52,545
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	25	24,705
5.75%, 04/01/37	45	53,402
6.00%, 01/15/39	50	60,686
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/22)(d)	400	358,492
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	250	242,122
5.95%, 10/01/36	25	29,976
Perusahaan Listrik Negara PT
4.13%, 05/15/27(d)	600	576,840
5.25%, 05/15/47(d)	200	191,866
5.50%, 11/22/21(d)	200	209,016

Security	Par (000)	Value

Electric (continued)
Pinnacle West Capital Corp., 2.25%, 11/30/20	$52	$51,112
PNM Resources Inc., 3.25%, 03/09/21	100	99,254
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	200	199,562
6.50%, 11/15/37	100	126,194
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	8	7,518
3.40%, 06/01/23 (Call 03/01/23)	25	24,696
3.95%, 03/15/24 (Call 12/15/23)	130	130,920
4.70%, 06/01/43 (Call 12/01/42)	25	24,772
5.00%, 03/15/44 (Call 09/15/43)	75	77,822
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	50	49,957
3.95%, 06/01/47 (Call 12/01/46)	250	245,165
4.15%, 10/01/45 (Call 04/01/45)	25	25,053
4.15%, 06/15/48 (Call 12/15/47)	100	101,596
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 05/01/21 (Call 02/01/21)(b)	125	128,779
Progress Energy Inc.
6.00%, 12/01/39	100	119,338
7.75%, 03/01/31	75	100,129
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	10	9,900
3.85%, 06/01/23 (Call 05/01/23)	150	150,936
8.63%, 04/15/31	220	287,520
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	100	97,289
3.55%, 06/15/46 (Call 12/15/45)	100	89,180
3.70%, 06/15/28 (Call 12/15/27)	100	101,917
3.80%, 06/15/47 (Call 12/15/46)	110	105,560
4.10%, 06/15/48 (Call 12/15/47)	75	75,461
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	58,655
2.25%, 09/15/26 (Call 06/15/26)	100	92,215
3.00%, 05/15/27 (Call 02/15/27)	15	14,506
3.60%, 12/01/47 (Call 06/01/47)	60	55,751
3.70%, 05/01/28 (Call 02/01/28)	150	152,692
3.95%, 05/01/42 (Call 11/01/41)	40	39,823
4.15%, 11/01/45 (Call 05/01/45)	50	49,582
Series K, 4.05%, 05/01/45 (Call 11/01/44)	50	48,740
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	50	48,638
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	215	210,661
6.50%, 12/15/20	15	15,829
Puget Sound Energy Inc.
4.22%, 06/15/48 (Call 12/15/47)	80	80,797
4.43%, 11/15/41 (Call 05/15/41)	25	25,988
5.76%, 10/01/39	81	98,579
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	150	138,297
3.00%, 08/15/21	100	99,949
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	51	45,436
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(d)	400	399,936
5.50%, 04/08/44(d)	400	411,692
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)(c)	100	101,352
6.25%, 04/01/20	25	25,584

190

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.40%, 02/01/20	$100	$99,045
2.88%, 10/01/22 (Call 07/01/22)	25	24,248
2.90%, 02/01/23 (Call 01/01/23)	60	58,173
3.25%, 06/15/27 (Call 03/15/27)	125	115,715
3.40%, 02/01/28 (Call 10/01/27)	110	102,587
3.55%, 06/15/24 (Call 03/15/24)	65	63,527
3.75%, 11/15/25 (Call 08/15/25)	100	97,445
3.80%, 02/01/38 (Call 08/01/37)	40	35,047
4.00%, 02/01/48 (Call 08/01/47)	35	30,228
6.00%, 10/15/39	345	391,102
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	25	23,557
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	100	97,376
4.35%, 02/01/42 (Call 08/01/41)	50	50,286
4.60%, 06/15/43 (Call 12/15/42)	25	25,963
5.45%, 02/01/41 (Call 08/01/40)	100	113,828
6.05%, 01/15/38	50	60,374
Southern California Edison Co.
1.85%, 02/01/22	3	2,445
3.88%, 06/01/21 (Call 03/01/21)	135	134,399
4.00%, 04/01/47 (Call 10/01/46)	75	65,842
4.05%, 03/15/42 (Call 09/15/41)	50	44,232
4.65%, 10/01/43 (Call 04/01/43)	230	220,264
5.50%, 03/15/40	125	128,692
6.00%, 01/15/34	42	46,011
6.65%, 04/01/29	25	26,343
Series 05-E, 5.35%, 07/15/35	95	95,929
Series 06-E, 5.55%, 01/15/37	100	104,101
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	25	21,687
Series B, 3.65%, 03/01/28 (Call 12/01/27)	125	118,740
Series C, 3.60%, 02/01/45 (Call 08/01/44)	50	41,502
Series C, 4.13%, 03/01/48 (Call 09/01/47)	50	45,042
Series E, 3.70%, 08/01/25 (Call 06/01/25)	25	24,506
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	365	357,598
2.75%, 06/15/20 (Call 05/15/20)	50	49,827
2.95%, 07/01/23 (Call 05/01/23)	221	217,247
3.25%, 07/01/26 (Call 04/01/26)	700	669,403
4.25%, 07/01/36 (Call 01/01/36)	140	134,641
4.40%, 07/01/46 (Call 01/01/46)	195	189,606
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(f)	50	49,715
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	35	34,913
5.15%, 09/15/41	285	280,828
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	60	59,412
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	25	22,293
Series K, 2.75%, 10/01/26 (Call 07/01/26)	300	278,742
Series L, 3.85%, 02/01/48 (Call 08/01/47)	140	126,434
Series M, 4.10%, 09/15/28 (Call 06/15/28)	100	101,460
Southwestern Public Service Co., 3.70%, 08/15/47 (Call 02/15/47)	280	257,718
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	200	198,516
SPIC 2016 U.S. dollar Bond Co. Ltd., 3.00%, 12/06/21(d)	200	196,716
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(d)	400	396,156
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(d)	400	412,620
4.85%, 05/07/44(d)	200	219,372

Security	Par (000)	Value

Electric (continued)
State Grid Overseas Investment 2016 Ltd.
2.88%, 05/18/26(d)	$200	$188,132
3.50%, 05/04/27(d)	850	831,512
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)(c)	75	58,877
9.50%, 07/15/22 (Call 07/15/20)(b)	70	71,575
10.50%, 01/15/26 (Call 01/15/22)(b)	75	69,656
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	50	48,614
4.30%, 06/15/48 (Call 12/15/47)	75	73,546
4.35%, 05/15/44 (Call 11/15/43)	35	33,592
6.55%, 05/15/36	90	110,836
TECO Finance Inc., 5.15%, 03/15/20	278	283,699
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(b)	50	47,677
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(d)	200	190,822
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	25	24,799
6.50%, 03/15/40	111	105,645
Tri-State Generation & Transmission Association Inc., 4.25%, 06/01/46 (Call 12/01/45)	100	95,961
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	50	52,751
Union Electric Co., 3.90%, 09/15/42 (Call 03/15/42)	120	117,392
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	15	14,383
4.45%, 02/15/44 (Call 08/15/43)	210	215,596
4.60%, 12/01/48 (Call 06/01/48)	75	78,836
6.35%, 11/30/37	140	175,185
8.88%, 11/15/38	85	130,569
Series A, 3.15%, 01/15/26 (Call 10/15/25)	100	97,994
Series A, 3.80%, 04/01/28 (Call 01/01/28)	175	177,487
Series A, 6.00%, 05/15/37	51	61,204
Series B, 3.80%, 09/15/47 (Call 03/15/47)	50	46,783
Series B, 4.20%, 05/15/45 (Call 11/15/44)	80	79,036
Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	44,370
Series C, 4.00%, 11/15/46 (Call 05/15/46)	25	24,012
Vistra Energy Corp.
5.88%, 06/01/23 (Call 06/01/19)	107	109,502
7.38%, 11/01/22 (Call 11/01/19)	175	181,926
7.63%, 11/01/24 (Call 11/01/19)	123	130,763
8.13%, 01/30/26 (Call 07/30/20)(b)	50	54,114
Vistra Operations Co. LLC
5.50%, 09/01/26 (Call 09/01/21)(b)	100	101,309
5.63%, 02/15/27 (Call 02/15/22)(b)	150	150,784
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	3	2,977
3.55%, 06/15/25 (Call 03/15/25)	100	100,056
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	35	33,903
3.25%, 12/01/25 (Call 09/01/25)	50	49,609
4.25%, 12/01/45 (Call 06/01/45)	120	120,809
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	40	39,955
4.30%, 10/15/48 (Call 04/15/48)	50	51,456
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	120	115,261

191

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	$260	$256,113
3.30%, 06/01/25 (Call 12/01/24)	125	123,641
3.35%, 12/01/26 (Call 06/01/26)	100	97,662
4.00%, 06/15/28 (Call 12/15/27)	150	153,798
4.70%, 05/15/20 (Call 11/15/19)	200	202,534

		59,113,340

Electrical Components & Equipment — 0.0%
Artesyn Embedded Technologies Inc., 9.75%, 10/15/20 (Call 10/15/19)(b)	32	29,873
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	25	24,609
3.15%, 06/01/25 (Call 03/01/25)	100	99,056
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(b)	50	47,625
6.38%, 07/15/26 (Call 07/15/21)(b)	60	58,352
7.75%, 01/15/27 (Call 01/15/22)(b)	35	35,812
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	95	89,363
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 12/15/19)	50	50,550
5.38%, 06/15/24 (Call 06/15/19)	50	49,170

		484,410

Electronics — 0.2%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	175	173,362
3.88%, 07/15/23 (Call 04/15/23)	10	10,151
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	50	47,646
3.55%, 10/01/27 (Call 07/01/27)	50	46,034
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	25	24,877
3.20%, 04/01/24 (Call 02/01/24)	200	195,158
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	200	187,938
3.88%, 01/12/28 (Call 10/12/27)	100	92,091
4.00%, 04/01/25 (Call 01/01/25)	10	9,706
4.50%, 03/01/23 (Call 12/01/22)	150	151,603
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	35	35,153
4.63%, 04/15/26 (Call 01/15/26)	25	24,566
4.88%, 12/01/22	175	179,000
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	143,595
4.38%, 11/15/57 (Call 05/15/57)	25	21,776
4.75%, 03/15/42	65	62,800
5.35%, 11/15/48 (Call 05/15/48)	50	52,624
5.75%, 08/15/40	210	223,476
5.85%, 11/15/68 (Call 05/15/68)	125	127,869
Flex Ltd.
4.63%, 02/15/20	3	3,033
4.75%, 06/15/25 (Call 03/15/25)	50	50,113
5.00%, 02/15/23	253	256,274
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	220	209,838
4.30%, 06/15/46 (Call 12/15/45)	115	108,420
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	460	449,305
2.50%, 11/01/26 (Call 08/01/26)	380	364,352

Security	Par (000)	Value

Electronics (continued)
3.81%, 11/21/47 (Call 05/21/47)	$150	$147,063
4.25%, 03/01/21	200	206,220
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	50	48,990
5.45%, 12/15/24 (Call 09/15/24)	75	73,110
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(b)(c)	150	142,789
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	175	156,408
4.70%, 09/15/22	50	50,284
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	150	151,410
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	55	56,737
Sensata Technologies BV
4.88%, 10/15/23(b)	75	75,610
5.00%, 10/01/25(b)	100	100,961
5.63%, 11/01/24(b)	100	103,661
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	35	34,376
4.95%, 02/15/27 (Call 11/16/26)	85	83,782
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	100	100,877
4.90%, 06/15/28 (Call 03/15/28)	50	49,269
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(b)	40	37,035
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	25	24,706
7.13%, 10/01/37	150	192,105

		5,086,153

Energy - Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., 8.50%, 11/01/21 (Call 11/01/19)	50	52,123
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 02/01/20)(b)	65	64,126
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(b)	40	39,491
5.00%, 01/31/28 (Call 07/31/27)(b)	105	97,481
6.63%, 06/15/25 (Call 06/15/20)(b)(i)	25	26,269

		279,490

Engineering & Construction — 0.1%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	125	118,574
5.88%, 10/15/24 (Call 07/15/24)	75	78,052
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	25	25,013
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (Call 05/18/35)(d)	200	203,962
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(b)	150	134,326
China Railway Xunjie Co. Ltd., 2.88%, 07/25/22(d)	200	195,046
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 3.63%, 07/19/21(d)	250	237,045
CSCEC Finance Cayman II Ltd., 2.70%, 06/14/21(d)	200	196,044
Dianjian International Finance Ltd., 4.60%, (Call 03/13/23)(a)(d)(f)(g)	200	193,096
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	325	318,809
4.25%, 09/15/28 (Call 06/15/28)	250	242,130
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(b)	35	34,743
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/20)	50	51,504

192

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Heathrow Funding Ltd., 4.88%, 07/15/21(b)	$100	$103,139
Hongkong International Qingdao Co. Ltd., 3.75%, 12/04/20(d)	200	192,634
MasTec Inc., 4.88%, 03/15/23 (Call 03/15/19)	50	50,049
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(d)	200	176,604
5.50%, 10/31/46(d)	200	177,604
5.50%, 07/31/47 (Call 01/31/47)(d)	200	177,696
New Enterprise Stone & Lime Co. Inc.
6.25%, 03/15/26 (Call 03/15/21)(b)	40	37,893
10.13%, 04/01/22 (Call 04/01/19)(b)	25	25,123
Odebrecht Finance Ltd., 4.38%, 04/25/25(d)	250	32,168
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	350	353,269
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(b)	50	49,412
Weekley Homes LLC/Weekley Finance Corp.
6.00%, 02/01/23 (Call 02/01/19)	25	23,253
6.63%, 08/15/25 (Call 08/15/20)	50	46,144
Zachry Holdings Inc., 7.50%, 02/01/20 (Call 02/01/19)(b)(c)	50	49,640

		3,522,972

Entertainment — 0.1%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)	75	69,210
5.88%, 02/15/22 (Call 02/15/19)(c)	50	50,010
5.88%, 11/15/26 (Call 11/15/21)(c)	60	54,029
6.13%, 05/15/27 (Call 05/15/22)	125	111,440
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(b)	50	52,373
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(b)	185	173,104
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	50	50,166
5.38%, 04/15/27 (Call 04/15/22)	50	49,875
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(b)	50	47,902
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/19)	75	74,226
5.13%, 12/15/22 (Call 12/15/19)	100	100,304
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 06/20/20)(b)	200	203,066
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	90	90,504
6.00%, 09/15/26 (Call 09/15/21)(b)	75	74,869
7.00%, 08/01/23 (Call 08/01/19)	50	52,268
EMI Music Publishing Group North America Holdings Inc., 7.63%, 06/15/24 (Call 06/15/19)(b)	50	52,968
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(b)	75	70,716
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 03/01/20)(b)	25	25,816
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(b)	200	206,984
6.25%, 01/15/27 (Call 07/15/26)(b)	200	202,714
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 02/01/20)(b)	30	31,353
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 11/01/19)(b)	75	74,545
5.63%, 03/15/26 (Call 03/15/21)(b)	25	25,278
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 10/15/19)(b)(c)	50	48,279
National CineMedia LLC, 5.75%, 08/15/26 (Call 08/15/21)	50	45,058

Security	Par (000)	Value

Entertainment (continued)
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(b)	$50	$47,087
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21 (Call 08/15/19)(b)	50	49,749
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(b)	155	146,821
6.63%, 05/15/21 (Call 05/15/19)	25	24,675
10.00%, 12/01/22 (Call 12/01/19)	250	263,125
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(b)	110	108,857
5.50%, 04/15/27 (Call 04/15/22)(b)	50	49,444
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(b)	125	127,041
WMG Acquisition Corp.
4.88%, 11/01/24 (Call 11/01/19)(b)	25	24,513
5.00%, 08/01/23 (Call 08/01/19)(b)	25	24,841

		2,903,210

Environmental Control — 0.1%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 11/15/19)(b)	25	24,990
Clean Harbors Inc., 5.13%, 06/01/21 (Call 03/04/19)	50	50,077
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	115	114,450
5.88%, 07/01/25 (Call 07/01/20)	50	48,843
6.00%, 01/01/27 (Call 01/01/22)	85	81,796
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)(b)	135	126,153
5.63%, 05/01/22 (Call 05/01/19)(b)	40	38,503
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(b)	50	46,255
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	75	71,629
3.20%, 03/15/25 (Call 12/15/24)	225	220,819
3.38%, 11/15/27 (Call 08/15/27)	50	48,849
3.95%, 05/15/28 (Call 02/15/28)	115	117,134
4.75%, 05/15/23 (Call 02/15/23)	30	31,638
5.00%, 03/01/20	20	20,426
5.25%, 11/15/21	50	52,874
5.70%, 05/15/41 (Call 11/15/40)	25	29,397
Tervita Escrow Corp., 7.63%, 12/01/21 (Call 12/01/19)(b)	30	29,492
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	200	206,680
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	25	24,890
3.15%, 11/15/27 (Call 08/15/27)	25	24,351
4.10%, 03/01/45 (Call 09/01/44)	155	155,219
4.60%, 03/01/21 (Call 12/01/20)	200	205,626
4.75%, 06/30/20	140	143,238
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(b)	55	53,568

		1,966,897

Food — 0.6%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)	100	93,587
6.63%, 06/15/24 (Call 06/15/19)	115	113,590
7.50%, 03/15/26 (Call 03/15/22)(b)	10	10,038
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/19)	50	50,339
5.25%, 04/01/25 (Call 04/01/20)	150	147,029
BRF SA, 4.75%, 05/22/24(c)(d)	200	186,456

193

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
C&S Group Enterprises LLC, 5.38%, 07/15/22 (Call 07/15/19)(b)(c)	$50	$49,506
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	94,323
3.65%, 03/15/23 (Call 02/15/23)	100	99,274
3.95%, 03/15/25 (Call 01/15/25)	50	48,941
4.15%, 03/15/28 (Call 12/15/27)	165	158,666
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(d)	400	364,160
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 04/15/20)(b)(c)	70	59,904
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	325	317,947
4.30%, 05/01/24 (Call 04/01/24)	100	100,796
4.85%, 11/01/28 (Call 08/01/28)	30	30,367
5.40%, 11/01/48 (Call 05/01/48)	200	189,228
7.00%, 10/01/28	25	28,734
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	250	234,097
Dean Foods Co., 6.50%, 03/15/23 (Call 03/15/19)(b)	125	97,443
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 06/15/20)(b)	75	68,656
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 05/01/19)(b)	100	74,971
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	150	145,800
3.15%, 12/15/21 (Call 09/15/21)	50	49,823
3.20%, 02/10/27 (Call 11/10/26)	100	94,244
3.65%, 02/15/24 (Call 11/15/23)	100	100,884
4.00%, 04/17/25 (Call 02/17/25)	50	50,453
4.55%, 04/17/38 (Call 10/17/37)	230	219,178
4.70%, 04/17/48 (Call 10/17/47)(c)	125	117,141
Grupo Bimbo SAB de CV
3.88%, 06/27/24(d)	200	197,672
5.95%, (Call 04/17/23)(a)(d)(f)(g)	200	198,634
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	385	358,196
3.20%, 08/21/25 (Call 05/21/25)	10	9,999
4.13%, 12/01/20	150	153,733
Ingles Markets Inc., 5.75%, 06/15/23 (Call 06/15/19)	75	76,148
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	150	139,976
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	125	124,665
5.88%, 07/15/24 (Call 07/15/19)(b)	25	25,263
6.75%, 02/15/28 (Call 02/15/23)(b)	300	306,648
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	200	188,842
3.50%, 03/15/25	280	274,994
4.25%, 03/15/35	50	46,090
Kellogg Co.
2.65%, 12/01/23	200	192,578
3.25%, 05/14/21	40	40,212
3.40%, 11/15/27 (Call 08/15/27)	50	47,390
4.00%, 12/15/20	415	422,416
4.30%, 05/15/28 (Call 02/15/28)	100	100,992
4.50%, 04/01/46	75	69,683
Series B, 7.45%, 04/01/31	131	165,972
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	15	16,206
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	275	274,142
3.00%, 06/01/26 (Call 03/01/26)	300	278,175
3.38%, 06/15/21	150	150,234
3.50%, 06/06/22	450	451,161

Security	Par (000)	Value

Food (continued)
3.50%, 07/15/22 (Call 05/15/22)	$100	$100,178
3.95%, 07/15/25 (Call 04/15/25)	250	249,657
4.00%, 06/15/23 (Call 05/15/23)	150	152,680
4.38%, 06/01/46 (Call 12/01/45)	400	344,452
4.63%, 01/30/29 (Call 10/30/28)	150	152,353
4.88%, 02/15/25 (Call 02/15/20)(b)	185	187,808
5.00%, 07/15/35 (Call 01/15/35)	50	48,254
5.00%, 06/04/42	280	261,142
5.20%, 07/15/45 (Call 01/15/45)	235	223,384
5.38%, 02/10/20	50	51,152
6.88%, 01/26/39	75	84,764
7.13%, 08/01/39(b)	185	213,545
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	115	113,557
2.65%, 10/15/26 (Call 07/15/26)(c)	150	135,089
3.30%, 01/15/21 (Call 12/15/20)	18	18,020
3.70%, 08/01/27 (Call 05/01/27)	45	43,232
3.85%, 08/01/23 (Call 05/01/23)	100	101,471
4.45%, 02/01/47 (Call 08/01/46)(c)	120	106,217
4.50%, 01/15/29 (Call 10/15/28)	250	251,975
4.65%, 01/15/48 (Call 07/15/47)(c)	145	132,012
5.15%, 08/01/43 (Call 02/01/43)	225	216,958
5.40%, 07/15/40 (Call 01/15/40)	25	24,904
5.40%, 01/15/49 (Call 07/15/48)	250	251,997
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(b)	100	99,509
4.88%, 11/01/26 (Call 11/01/21)(b)	100	99,962
MARB BondCo PLC, 6.88%, 01/19/25 (Call 01/19/21)(d)	200	191,028
Matterhorn Merger Sub LLC/Matterhorn Finance Sub Inc., 8.50%, 06/01/26 (Call 06/01/21)(b)	50	44,343
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	14	13,649
3.15%, 08/15/24 (Call 06/15/24)	100	97,522
3.40%, 08/15/27 (Call 05/15/27)	350	334,470
4.20%, 08/15/47 (Call 02/15/47)	100	91,781
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(d)	200	191,688
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21 (Call 09/28/21)(b)	200	193,646
Mondelez International Inc.
3.00%, 05/07/20	50	49,984
3.63%, 05/07/23 (Call 04/07/23)	50	50,685
4.13%, 05/07/28 (Call 02/07/28)	80	80,923
4.63%, 05/07/48 (Call 11/07/47)	65	62,686
5.38%, 02/10/20	436	446,115
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(b)	200	201,948
3.35%, 09/24/23 (Call 08/24/23)(b)	250	254,907
3.63%, 09/24/28 (Call 06/24/28)(b)	50	51,283
3.90%, 09/24/38 (Call 03/24/38)(b)	150	150,838
4.00%, 09/24/48 (Call 03/24/48)(b)	325	326,878
New Albertsons LP
7.45%, 08/01/29	100	87,680
7.75%, 06/15/26	25	22,745
8.00%, 05/01/31	50	44,898
8.70%, 05/01/30	25	23,138
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(b)	125	122,484
5.88%, 09/30/27 (Call 09/30/22)(b)	135	130,743

194

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(b)	$200	$189,466
5.50%, 03/01/25 (Call 03/01/20)(b)	135	134,804
5.63%, 01/15/28 (Call 12/01/22)(b)	100	95,994
5.75%, 03/01/27 (Call 03/01/22)(b)	175	171,608
Safeway Inc., 7.25%, 02/01/31	75	67,924
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(b)	55	44,954
7.75%, 01/15/24 (Call 01/15/21)(b)	50	51,625
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	220	199,175
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	50	49,059
2.60%, 10/01/20 (Call 09/01/20)	120	119,840
2.60%, 06/12/22	25	24,374
3.25%, 07/15/27 (Call 04/15/27)	50	47,885
3.30%, 07/15/26 (Call 04/15/26)	200	193,196
3.55%, 03/15/25 (Call 01/15/25)	75	75,025
3.75%, 10/01/25 (Call 07/01/25)	50	50,156
4.45%, 03/15/48 (Call 09/15/47)	115	111,782
4.50%, 04/01/46 (Call 10/01/45)	125	121,815
5.38%, 09/21/35	75	81,527
Tesco PLC, 6.15%, 11/15/37(b)	100	103,981
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/19)	25	24,967
6.00%, 02/15/24 (Call 02/15/19)(b)(c)	100	102,972
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	190	183,301
3.90%, 09/28/23 (Call 08/28/23)	100	101,356
3.95%, 08/15/24 (Call 05/15/24)	200	202,000
4.50%, 06/15/22 (Call 03/15/22)	175	181,205
4.88%, 08/15/34 (Call 02/15/34)	200	197,188
5.10%, 09/28/48 (Call 03/28/48)	110	108,494
5.15%, 08/15/44 (Call 02/15/44)	50	49,494
U.S. Foods Inc., 5.88%, 06/15/24 (Call 06/15/19)(b)	50	50,837

		17,771,934

Food Service — 0.0%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	50	49,142
5.00%, 04/01/25 (Call 04/01/20)(b)	100	100,773
5.00%, 02/01/28 (Call 02/01/23)(b)	150	146,449
5.13%, 01/15/24 (Call 01/15/20)	75	75,881

		372,245

Forest Products & Paper — 0.1%
Cascades Inc., 5.75%, 07/15/23 (Call 07/15/19)(b)	26	25,437
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	200	189,954
5.50%, 11/02/47 (Call 05/02/47)	50	48,291
Clearwater Paper Corp., 5.38%, 02/01/25(b)	50	46,687
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	5	4,863
5.50%, 01/17/27	95	97,632
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)(b)	200	202,708
8.00%, 01/15/24	25	30,205
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	150	140,824
3.65%, 06/15/24 (Call 03/15/24)	100	101,425
3.80%, 01/15/26 (Call 10/15/25)	25	24,954
4.35%, 08/15/48 (Call 02/15/48)	200	178,714

Security	Par (000)	Value

Forest Products & Paper (continued)
4.40%, 08/15/47 (Call 02/15/47)	$200	$179,662
4.80%, 06/15/44 (Call 12/15/43)	100	94,852
5.00%, 09/15/35 (Call 03/15/35)	75	74,920
5.15%, 05/15/46 (Call 11/15/45)	80	78,462
7.30%, 11/15/39	100	122,207
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(d)	200	202,562
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)	50	46,585
7.38%, 01/15/25 (Call 01/15/21)(b)	50	51,327
PH Glatfelter Co., 5.38%, 10/15/20 (Call 02/28/19)	26	26,023
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 05/15/19)	75	74,279
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	50	57,250
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(d)	200	216,620

		2,316,443

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	75	73,706
5.63%, 05/20/24 (Call 03/20/24)	75	74,466
5.75%, 05/20/27 (Call 02/20/27)	75	72,079
5.88%, 08/20/26 (Call 05/20/26)	75	73,978
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	25	24,195
4.13%, 10/15/44 (Call 04/15/44)	50	49,474
4.15%, 01/15/43 (Call 07/15/42)	75	74,427
4.30%, 10/01/48 (Call 04/01/48)	30	30,533
5.50%, 06/15/41 (Call 12/15/40)	15	17,445
Boston Gas Co.
3.15%, 08/01/27 (Call 05/01/27)(b)	25	23,865
4.49%, 02/15/42(b)	100	101,006
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	165	166,147
4.00%, 04/01/28 (Call 01/01/28)	150	151,896
4.10%, 09/01/47 (Call 03/01/47)	75	70,209
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	24,849
4.60%, 12/15/44 (Call 06/15/44)	85	85,013
4.80%, 11/01/43 (Call 05/01/43)	100	102,159
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	75	70,161
Korea Gas Corp., 3.88%, 02/12/24(d)	400	408,448
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 05/15/19)(b)	200	185,686
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	50	49,413
3.95%, 09/15/27 (Call 06/15/27)	90	84,569
4.75%, 09/01/28 (Call 06/01/28)	90	89,769
5.20%, 07/15/25 (Call 04/15/25)	50	51,453
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)	50	45,290
7.50%, 11/01/23 (Call 11/01/19)	75	76,096
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	195	188,518
3.95%, 03/30/48 (Call 12/30/47)	78	70,268
4.38%, 05/15/47 (Call 11/15/46)	26	25,116
4.80%, 02/15/44 (Call 08/15/43)	275	274,554
5.25%, 02/15/43 (Call 08/15/42)	15	15,797
5.65%, 02/01/45 (Call 08/01/44)	205	227,259
5.95%, 06/15/41 (Call 12/15/40)	25	28,112

195

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series WI, 3.65%, 06/15/23 (Call 05/15/23)	$30	$30,195
ONE Gas Inc., 4.50%, 11/01/48 (Call 05/01/48)	100	104,630
Perusahaan Gas Negara Persero Tbk, 5.13%, 05/16/24(d)	400	412,828
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	10	9,835
3.20%, 06/15/25 (Call 03/15/25)	100	97,525
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	505	473,841
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	100	98,280
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	25	23,818
3.50%, 09/15/21 (Call 06/15/21)	25	24,974
5.88%, 03/15/41 (Call 09/15/40)	50	56,811
Southern Star Central Corp., 5.13%, 07/15/22 (Call 07/15/19)(b)	50	48,880
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	200	197,488
3.80%, 09/29/46 (Call 03/29/46)	50	44,912
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(b)	45	43,979
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	200	198,584

		4,972,536

Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 02/15/19)(b)	75	67,687
CFX Escrow Corp.
6.00%, 02/15/24(b)	30	30,000
6.38%, 02/15/26(b)	15	15,000
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	100	97,674
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	50	49,577
Stanley Black & Decker Inc.
4.25%, 11/15/28 (Call 08/15/28)	100	104,090
4.85%, 11/15/48 (Call 05/15/48)	50	52,682

		416,710

Health Care - Products — 0.4%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)	50	50,051
2.90%, 11/30/21 (Call 10/30/21)	275	274,752
2.95%, 03/15/25 (Call 12/15/24)	50	49,089
3.40%, 11/30/23 (Call 09/30/23)	175	177,098
3.75%, 11/30/26 (Call 08/30/26)	276	281,901
3.88%, 09/15/25 (Call 06/15/25)	150	154,369
4.75%, 11/30/36 (Call 05/30/36)	291	314,425
4.75%, 04/15/43 (Call 10/15/42)	75	80,315
4.90%, 11/30/46 (Call 05/30/46)	400	444,836
5.30%, 05/27/40	110	122,464
6.00%, 04/01/39	25	30,165
Agiliti Health Inc., 7.63%, 08/15/20 (Call 02/04/19)	65	65,000
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(b)	185	188,781
9.00%, 10/01/25 (Call 10/01/20)(b)	225	231,786
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	95	88,490
3.50%, 08/15/46 (Call 02/15/46)	85	72,017
Becton Dickinson and Co.
2.40%, 06/05/20	23	22,715
2.89%, 06/06/22 (Call 05/06/22)	60	58,851
3.13%, 11/08/21	331	328,203
3.25%, 11/12/20	40	39,930
3.36%, 06/06/24 (Call 04/06/24)	50	49,076

Security	Par (000)	Value

Health Care - Products (continued)
3.70%, 06/06/27 (Call 03/06/27)	$505	$492,355
3.73%, 12/15/24 (Call 09/15/24)	100	99,849
4.67%, 06/06/47 (Call 12/06/46)	284	284,054
4.69%, 12/15/44 (Call 06/15/44)	200	196,902
Boston Scientific Corp.
3.85%, 05/15/25	203	205,801
4.00%, 03/01/28 (Call 12/01/27)	100	100,453
7.00%, 11/15/35	50	63,008
7.38%, 01/15/40	75	99,112
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	100	99,223
3.20%, 06/15/22 (Call 03/15/22)	100	100,543
4.20%, 06/15/20	45	45,826
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	50	52,699
DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/19)(b)	125	129,856
10.75%, 04/15/20 (Call 02/15/19)	25	25,063
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	170	173,101
Fresenius U.S. Finance II Inc., 4.25%, 02/01/21(b)	25	25,058
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (Call 02/15/20)(b)	25	24,875
5.75%, 09/01/23 (Call 09/01/19)(b)	25	25,735
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(b)	100	98,317
4.63%, 02/01/28 (Call 02/01/23)(b)	50	48,462
Immucor Inc., 11.13%, 02/15/22 (Call 08/15/19)(b)	50	50,958
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/19)(b)	25	25,547
12.50%, 11/01/21 (Call 05/01/19)(b)	100	108,272
Life Technologies Corp., 6.00%, 03/01/20	80	82,139
Mallinckrodt International Finance SA, 4.75%, 04/15/23(c)	50	38,371
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/19)(b)	65	64,390
5.50%, 04/15/25 (Call 04/15/20)(b)(c)	75	58,126
5.63%, 10/15/23 (Call 10/15/19)(b)(c)	75	63,379
5.75%, 08/01/22 (Call 08/01/19)(b)(c)	125	114,082
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	50	49,934
Medtronic Inc.
2.50%, 03/15/20	200	199,548
3.15%, 03/15/22	235	236,993
3.50%, 03/15/25	325	331,643
3.63%, 03/15/24 (Call 12/15/23)	75	76,970
4.38%, 03/15/35	635	667,182
4.50%, 03/15/42 (Call 09/15/41)	50	52,458
4.63%, 03/15/45	435	474,576
5.55%, 03/15/40	75	89,445
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 05/15/19)(b)	125	121,036
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 05/15/19)(b)	100	101,186
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	100	98,882
3.38%, 05/15/24 (Call 02/15/24)	175	175,245
3.38%, 11/01/25 (Call 08/01/25)	85	84,232
3.65%, 03/07/28 (Call 12/07/27)	25	24,760
4.63%, 03/15/46 (Call 09/15/45)	455	470,165

196

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	$75	$73,149
4.88%, 06/01/26 (Call 06/01/21)	50	50,203
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	205	194,190
3.00%, 04/15/23 (Call 02/15/23)	355	350,520
3.15%, 01/15/23 (Call 10/15/22)	100	99,535
3.30%, 02/15/22	20	20,070
3.65%, 12/15/25 (Call 09/09/25)	35	35,213
4.15%, 02/01/24 (Call 11/01/23)	100	103,139
4.50%, 03/01/21	120	124,176
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	550	547,365
3.15%, 04/01/22 (Call 02/01/22)	94	92,814
3.55%, 04/01/25 (Call 01/01/25)	200	194,064
3.70%, 03/19/23 (Call 02/19/23)	40	39,739
4.25%, 08/15/35 (Call 02/15/35)	12	10,987
4.45%, 08/15/45 (Call 07/15/45)	75	69,155
5.75%, 11/30/39	65	68,056

		11,446,500

Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/19)	103	101,794
6.50%, 03/01/24 (Call 03/01/19)	25	24,627
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	200	195,528
2.80%, 06/15/23 (Call 04/15/23)	350	340,728
3.50%, 11/15/24 (Call 08/15/24)	275	272,500
3.88%, 08/15/47 (Call 02/15/47)	164	140,466
4.13%, 11/15/42 (Call 05/15/42)	50	45,052
4.50%, 05/15/42 (Call 11/15/41)	125	117,350
4.75%, 03/15/44 (Call 09/15/43)	100	97,252
6.63%, 06/15/36	90	107,546
6.75%, 12/15/37	75	90,675
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(b)	75	77,969
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 05/15/19)(b)	25	21,780
Anthem Inc.
2.50%, 11/21/20	75	74,266
3.30%, 01/15/23	616	618,747
3.50%, 08/15/24 (Call 05/15/24)	75	74,930
3.65%, 12/01/27 (Call 09/01/27)	63	61,998
4.10%, 03/01/28 (Call 12/01/27)	75	75,581
4.35%, 08/15/20	10	10,197
4.38%, 12/01/47 (Call 06/01/47)	59	57,038
4.55%, 03/01/48 (Call 09/01/47)	175	172,774
4.63%, 05/15/42	210	209,248
4.65%, 01/15/43	150	151,017
4.65%, 08/15/44 (Call 02/15/44)	105	104,891
5.10%, 01/15/44	75	79,253
6.38%, 06/15/37	75	87,643
Ascension Health
3.95%, 11/15/46	250	246,085
4.85%, 11/15/53	25	28,205
Catalent Pharma Solutions Inc., 4.88%, 01/15/26 (Call 10/15/20)(b)	25	24,091
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	100	101,877
4.75%, 01/15/25 (Call 01/15/20)	145	146,856

Security	Par (000)	Value

Health Care - Services (continued)
5.38%, 06/01/26 (Call 06/01/21)(b)	$225	$233,316
5.63%, 02/15/21 (Call 02/15/19)	180	182,680
6.13%, 02/15/24 (Call 02/15/19)	125	131,070
Charles River Laboratories International Inc., 5.50%, 04/01/26 (Call 04/01/21)(b)	75	76,711
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/01/19)(c)	175	168,663
6.25%, 03/31/23 (Call 03/31/20)	365	348,987
6.88%, 02/01/22 (Call 02/01/19)(c)	275	156,203
8.13%, 06/30/24 (Call 06/30/21)(b)(c)	150	119,127
8.63%, 01/15/24 (Call 01/15/21)(b)	125	128,580
11.00%, 06/30/23 (Call 06/30/20)(b)(i)	200	173,112
Cigna Holding Co.
3.05%, 10/15/27 (Call 07/15/27)	450	419,323
3.25%, 04/15/25 (Call 01/15/25)	355	346,785
3.88%, 10/15/47 (Call 04/15/47)	342	300,950
4.00%, 02/15/22 (Call 11/15/21)	25	25,413
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	25	23,992
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	180	173,230
5.13%, 07/15/24 (Call 07/15/19)	175	173,079
5.75%, 08/15/22 (Call 08/15/19)	125	127,263
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	70	68,453
Encompass Health Corp.
5.75%, 11/01/24 (Call 11/01/19)	125	127,046
5.75%, 09/15/25 (Call 09/15/20)	75	75,763
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(b)(c)	145	132,326
Fresenius Medical Care U.S. Finance II Inc., 4.13%, 10/15/20 (Call 07/17/20)(b)	55	55,342
Fresenius Medical Care U.S. Finance Inc., 5.75%, 02/15/21(b)	100	103,311
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(b)	80	74,563
HCA Healthcare Inc., 6.25%, 02/15/21	100	104,409
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	175	176,320
4.75%, 05/01/23	275	282,502
5.00%, 03/15/24	250	260,072
5.25%, 04/15/25	200	211,676
5.25%, 06/15/26 (Call 12/15/25)	200	210,250
5.38%, 02/01/25	300	310,230
5.38%, 09/01/26 (Call 03/01/26)	95	97,484
5.50%, 06/15/47 (Call 12/15/46)	175	181,751
5.63%, 09/01/28 (Call 03/01/28)	225	232,940
5.88%, 03/15/22	56	59,357
5.88%, 05/01/23	175	185,360
5.88%, 02/15/26 (Call 08/15/25)	250	263,755
5.88%, 02/01/29 (Call 08/01/28)	120	125,731
6.50%, 02/15/20	360	370,631
7.50%, 02/15/22	300	328,575
7.69%, 06/15/25	75	82,733
Humana Inc.
2.50%, 12/15/20	35	34,590
2.90%, 12/15/22 (Call 11/15/22)	55	53,719
3.85%, 10/01/24 (Call 07/01/24)	195	195,314
3.95%, 03/15/27 (Call 12/15/26)	120	119,051
4.63%, 12/01/42 (Call 06/01/42)	100	98,750

197

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.80%, 03/15/47 (Call 09/14/46)	$50	$51,347
4.95%, 10/01/44 (Call 04/01/44)	275	290,452
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	50	50,745
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)	360	368,518
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	300	296,508
3.60%, 09/01/27 (Call 06/01/27)	125	118,685
3.75%, 08/23/22 (Call 05/23/22)	25	25,175
4.70%, 02/01/45 (Call 08/01/44)	145	135,756
Magellan Health Inc., 4.40%, 09/22/24 (Call 07/22/24)	100	93,988
Mayo Clinic, Series 2013, 4.00%, 11/15/47	25	24,827
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/19)(b)	50	50,276
6.25%, 01/15/27 (Call 01/13/22)(b)(c)	75	75,289
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	100	98,943
Molina Healthcare Inc.
4.88%, 06/15/25 (Call 06/15/20)(b)	40	39,200
5.38%, 11/15/22 (Call 08/15/22)	75	76,498
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	23	21,316
MPH Acquisition Holdings LLC, 7.13%, 06/01/24
(Call 06/01/19)(b)	155	153,776
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	150	147,065
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	130	118,682
4.26%, 11/01/47 (Call 11/01/46)	15	14,350
One Call Corp., 10.00%, 10/01/24 (Call 07/01/19)(b)	31	23,944
Partners Healthcare System Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	30	27,477
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 06/01/19)(b)(e)	135	130,604
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	200	184,446
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	4,760
3.50%, 03/30/25 (Call 12/30/24)	75	73,809
Quorum Health Corp., 11.63%, 04/15/23 (Call 04/15/19)(c)	50	46,020
RegionalCare Hospital Partners Holdings Inc.
8.25%, 05/01/23 (Call 05/01/19)(b)	100	105,580
11.50%, 05/01/24 (Call 05/01/19)(b)	50	53,158
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	175	174,389
Roche Holdings Inc.
2.63%, 05/15/26 (Call 02/15/26)(b)	525	506,809
3.00%, 11/10/25 (Call 08/10/25)(b)	150	149,289
3.25%, 09/17/23 (Call 08/17/23)(b)	400	405,268
3.63%, 09/17/28 (Call 06/17/28)(b)	200	205,256
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	75	70,175
Select Medical Corp., 6.38%, 06/01/21 (Call 06/01/19)	75	75,348
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	20	19,324
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 07/01/20)(b)	25	23,111

Security	Par (000)	Value

Health Care - Services (continued)
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	$29	$29,397
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	34,776
Syneos Health Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., 7.50%, 10/01/24 (Call 10/01/19)(b)	30	31,628
Tenet Healthcare Corp.
4.38%, 10/01/21	100	100,013
4.50%, 04/01/21	100	100,301
4.63%, 07/15/24 (Call 07/15/20)	205	200,994
4.75%, 06/01/20	100	101,144
5.13%, 05/01/25 (Call 05/01/20)	200	195,524
6.00%, 10/01/20	250	258,320
6.25%, 02/01/27 (Call 02/01/22)(b)	60	60,949
6.75%, 06/15/23(c)	250	246,182
6.88%, 11/15/31	50	44,354
7.00%, 08/01/25 (Call 08/01/20)(c)	100	96,695
7.50%, 01/01/22 (Call 01/01/20)(b)	100	103,896
8.13%, 04/01/22	350	366,635
UnitedHealth Group Inc.
1.95%, 10/15/20	155	152,949
2.38%, 10/15/22	45	44,315
2.70%, 07/15/20	250	249,822
2.75%, 02/15/23 (Call 11/15/22)	115	114,064
2.88%, 12/15/21	310	309,882
2.88%, 03/15/22 (Call 12/15/21)	125	125,109
2.88%, 03/15/23	75	74,664
2.95%, 10/15/27	40	38,743
3.15%, 06/15/21	200	201,678
3.35%, 07/15/22	165	168,239
3.38%, 04/15/27	50	50,086
3.45%, 01/15/27	130	131,057
3.50%, 06/15/23	50	51,115
3.75%, 07/15/25	475	491,948
3.75%, 10/15/47 (Call 04/15/47)	128	123,387
3.85%, 06/15/28	135	140,227
4.20%, 01/15/47 (Call 07/15/46)	44	45,243
4.25%, 03/15/43 (Call 09/15/42)	169	175,067
4.25%, 04/15/47 (Call 10/15/46)	302	313,201
4.25%, 06/15/48 (Call 12/15/47)	25	26,013
4.38%, 03/15/42 (Call 09/15/41)	75	78,779
4.45%, 12/15/48 (Call 06/15/48)	100	107,326
4.63%, 07/15/35	309	337,558
4.63%, 11/15/41 (Call 05/15/41)	25	26,840
4.75%, 07/15/45	219	243,329
5.80%, 03/15/36	25	30,211
5.95%, 02/15/41 (Call 08/15/40)	60	74,888
6.88%, 02/15/38	130	175,466
Universal Health Services Inc., 5.00%, 06/01/26 (Call 06/01/21)(b)	25	25,053
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	115	117,010
5.38%, 08/15/26 (Call 08/15/21)(b)	70	71,467
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(b)	90	81,570
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	34	35,873

		22,821,602

Holding Companies - Diversified — 0.2%
Apollo Investment Corp., 5.25%, 03/03/25	25	24,521

198

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	$215	$210,614
3.88%, 01/15/20 (Call 12/15/19)	25	25,084
4.25%, 03/01/25 (Call 01/01/25)	200	191,662
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	400	392,132
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(d)	250	254,098
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(b)	75	75,842
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	50	49,679
Huarong Finance II Co. Ltd.
3.63%, 11/22/21(d)	400	392,364
4.88%, 11/22/26(d)	200	196,868
5.50%, 01/16/25(d)	400	411,768
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	300	310,221
Hutchison Whampoa International 12 II Ltd., 3.25%, 11/08/22(b)	200	199,110
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	200	198,838
IPIC GMTN Ltd., 5.50%, 03/01/22(b)	200	212,144
KOC Holding AS, 5.25%, 03/15/23 (Call 12/15/22)(d)	200	195,278
MDC-GMTN BV
2.75%, 05/11/23(d)	200	194,438
3.00%, 04/19/24(d)	200	195,516
3.25%, 04/28/22(d)	200	198,852
4.50%, 11/07/28(d)	200	211,786
Nan Fung Treasury Ltd., 5.00%, 09/05/28(d)	200	196,006
Rongshi International Finance Ltd., 3.63%, 05/04/27(d)	400	390,656
State Elite Global Ltd., 2.75%, 06/13/22(d)	200	195,768
Swire Pacific MTN Financing Ltd.
3.00%, 07/05/24(d)	600	581,136
4.50%, 10/09/23(d)	250	260,097
Temasek Financial I Ltd., 2.38%, 01/23/23(b)	250	244,535

		6,009,013

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 08/01/20)(b)	35	31,222
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)	50	42,794
6.75%, 03/15/25 (Call 03/15/20)	12	10,792
8.75%, 03/15/22 (Call 03/15/19)	60	62,715
Brookfield Residential Properties Inc.
6.38%, 05/15/25 (Call 05/15/20)(b)	75	70,252
6.50%, 12/15/20 (Call 03/04/19)(b)	25	25,102
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 07/01/19)(b)	50	49,573
Century Communities Inc.
5.88%, 07/15/25 (Call 07/15/20)	55	50,560
6.88%, 05/15/22 (Call 05/15/19)	100	100,647
DR Horton Inc.
2.55%, 12/01/20	190	186,730
4.00%, 02/15/20	62	62,330
5.75%, 08/15/23 (Call 05/15/23)	30	31,762
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(b)	50	43,374
10.50%, 07/15/24 (Call 07/15/20)(b)	50	40,395

Security	Par (000)	Value

Home Builders (continued)
KB Home
7.00%, 12/15/21 (Call 09/15/21)	$50	$52,808
7.50%, 09/15/22	50	52,977
7.63%, 05/15/23 (Call 11/15/22)	50	52,584
8.00%, 03/15/20	25	26,067
Lennar Corp.
2.95%, 11/29/20 (Call 09/29/20)	50	49,074
4.13%, 01/15/22 (Call 10/15/21)	85	84,599
4.50%, 04/30/24 (Call 01/30/24)	50	49,147
4.75%, 04/01/21 (Call 02/01/21)	100	101,170
4.75%, 11/15/22 (Call 08/15/22)	50	50,266
4.75%, 05/30/25 (Call 02/28/25)	50	49,043
4.75%, 11/29/27 (Call 05/29/27)	75	71,168
4.88%, 12/15/23 (Call 09/15/23)	100	100,067
5.00%, 06/15/27 (Call 12/15/26)	25	23,840
5.25%, 06/01/26 (Call 12/01/25)	105	102,339
5.88%, 11/15/24 (Call 05/15/24)	75	77,152
8.38%, 01/15/21	50	53,750
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(b)	50	48,152
M/I Homes Inc., 6.75%, 01/15/21 (Call 01/15/20)	50	50,482
Mattamy Group Corp.
6.50%, 10/01/25 (Call 10/01/20)(b)	25	23,148
6.88%, 12/15/23 (Call 12/15/19)(b)	100	97,325
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)	100	99,862
5.63%, 02/01/20	25	25,542
6.00%, 01/15/43 (Call 10/15/42)	75	62,818
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)	25	22,423
6.00%, 06/01/25 (Call 03/01/25)	25	24,620
7.00%, 04/01/22	50	52,579
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 10/01/19)	50	45,752
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	80	81,026
5.00%, 01/15/27 (Call 10/15/26)	100	96,319
5.50%, 03/01/26 (Call 12/01/25)	100	100,059
6.00%, 02/15/35	25	21,998
6.38%, 05/15/33	50	46,548
7.88%, 06/15/32	50	53,209
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (Call 04/01/19)(b)	45	42,560
Taylor Morrison Communities Inc., 6.63%, 05/15/22 (Call 05/15/19)	50	50,792
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 04/15/19)(b)	25	25,031
5.63%, 03/01/24 (Call 12/01/23)(b)	50	48,921
5.88%, 04/15/23 (Call 01/15/23)(b)	50	49,219
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	50	45,792
4.38%, 04/15/23 (Call 01/15/23)	35	34,433
4.88%, 03/15/27 (Call 12/15/26)	100	96,454
5.88%, 02/15/22 (Call 11/15/21)	50	52,216
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	25	21,659
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	95	91,608
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	64	56,413
6.00%, 09/01/23 (Call 09/01/20)	70	63,876

199

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Williams Scotsman International Inc.
6.88%, 08/15/23 (Call 08/15/20)(b)	$15	$14,663
7.88%, 12/15/22 (Call 12/15/19)(b)	25	25,226

		3,475,024

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	115	108,082
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	50	47,810
5.63%, 10/15/23 (Call 10/15/19)	100	99,500
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	125	104,689

		360,081

Household Products & Wares — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 12/15/19)(b)	80	79,000
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	100	102,996
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	125	119,002
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	100	96,384
3.90%, 05/15/28 (Call 02/15/28)	60	61,367
Kimberly-Clark Corp.
2.65%, 03/01/25	225	217,388
3.05%, 08/15/25	200	197,680
3.20%, 07/30/46 (Call 01/30/46)	75	65,453
3.95%, 11/01/28 (Call 08/01/28)	200	208,972
6.63%, 08/01/37	25	32,976
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/19)(b)	100	84,739
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/19)(b)	50	49,976
6.38%, 03/01/24 (Call 03/01/19)(b)(c)	75	74,692
Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (Call 04/26/24)(b)	250	241,322
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	100	98,602
6.13%, 12/15/24 (Call 12/15/19)	25	24,875
6.63%, 11/15/22 (Call 11/15/19)	50	51,253

		1,806,677

Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(b)	25	22,830
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	190	187,042
4.00%, 12/01/24 (Call 09/01/24)	135	129,474
4.20%, 04/01/26 (Call 01/01/26)	230	220,586
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23 (Call 10/15/19)	100	102,131
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	85	87,425

		749,488

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(b)	120	104,604
8.13%, 02/15/24 (Call 02/15/21)(b)	90	91,578
Aflac Inc.
3.63%, 06/15/23	25	25,432
3.63%, 11/15/24	300	304,215
4.00%, 10/15/46 (Call 04/15/46)	100	94,563
AIA Group Ltd., 3.90%, 04/06/28 (Call 01/06/28)(b)	250	251,205
Alleghany Corp., 4.95%, 06/27/22	150	157,635

Security	Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 08/01/19)(b)	$50	$50,661
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	50	48,766
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	275	274,169
4.50%, 06/15/43	180	186,975
5.55%, 05/09/35	32	36,862
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	75	74,798
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	210	188,779
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	260	261,784
3.75%, 07/10/25 (Call 04/10/25)	225	222,910
3.88%, 01/15/35 (Call 07/15/34)	119	106,788
3.90%, 04/01/26 (Call 01/01/26)	750	743,340
4.13%, 02/15/24	340	349,296
4.38%, 01/15/55 (Call 07/15/54)	155	135,932
4.50%, 07/16/44 (Call 01/16/44)	300	283,284
4.70%, 07/10/35 (Call 01/10/35)	175	171,635
4.80%, 07/10/45 (Call 01/10/45)	125	123,262
4.88%, 06/01/22	450	473,854
6.25%, 05/01/36	100	112,832
8.18%, 05/15/58 (Call 05/15/38)(a)(f)	100	116,956
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(b)	50	50,059
Aon Corp.
4.50%, 12/15/28 (Call 09/15/28)	150	154,618
5.00%, 09/30/20	200	205,846
8.21%, 01/01/27	100	116,490
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	180	177,961
3.88%, 12/15/25 (Call 09/15/25)	70	70,706
4.60%, 06/14/44 (Call 03/14/44)	75	73,956
4.75%, 05/15/45 (Call 11/15/44)	200	201,880
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	150	159,597
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	90	95,733
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(c)	75	78,038
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(b)	80	76,540
Athene Global Funding, 3.00%, 07/01/22(b)	115	112,835
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	40	37,412
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	35	34,977
4.35%, 04/20/28 (Call 01/20/28)	325	318,006
5.00%, 04/20/48 (Call 10/20/47)	200	185,170
AXA SA, 8.60%, 12/15/30	350	446,159
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	350	339,276
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	40	40,293
3.00%, 05/15/22	175	176,827
4.25%, 01/15/21	155	159,820
4.40%, 05/15/42	200	210,176
5.75%, 01/15/40	100	121,610
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	102	101,128
2.75%, 03/15/23 (Call 01/15/23)	452	448,908
3.13%, 03/15/26 (Call 12/15/25)	560	555,895

200

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.75%, 08/15/21(c)	$215	$221,115
4.50%, 02/11/43(c)	265	282,718
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	175	152,952
4.70%, 06/22/47 (Call 12/22/46)	300	232,305
China Life Insurance Co. Ltd., 4.00%, 07/03/75 (Call 07/03/20)(a)(d)(f)	200	194,408
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	25	25,076
3.15%, 03/15/25	825	818,359
3.35%, 05/15/24	100	100,625
3.35%, 05/03/26 (Call 02/03/26)	125	124,670
4.35%, 11/03/45 (Call 05/03/45)	110	116,267
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26)(a)(d)(f)	200	208,442
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	225	212,776
3.95%, 05/15/24 (Call 02/15/24)	75	74,575
4.50%, 03/01/26 (Call 12/01/25)	75	76,358
5.88%, 08/15/20	75	77,758
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	75	75,317
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	150	151,168
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	250	246,127
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33)(a)(b)(f)	100	101,055
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	85	81,979
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(b)	50	49,864
Five Corners Funding Trust, 4.42%, 11/15/23(b)	100	103,955
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(d)	200	189,904
Genworth Holdings Inc.
4.80%, 02/15/24	75	64,963
4.90%, 08/15/23	50	43,628
6.50%, 06/15/34	50	41,570
7.20%, 02/15/21	50	50,118
7.63%, 09/24/21	75	75,543
7.70%, 06/15/20	50	50,995
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(b)	50	51,147
Guardian Life Global Funding, 3.40%, 04/25/23(b)	50	50,092
Guardian Life Insurance Co. of America (The), 4.88%, 06/19/64(b)	150	150,396
Hartford Financial Services Group Inc. (The) 4.40%, 03/15/48 (Call 09/15/47)	35	33,509
5.13%, 04/15/22	100	105,280
5.50%, 03/30/20	160	164,518
6.10%, 10/01/41	280	324,750
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	160	155,157
Jackson National Life Global Funding 2.60%, 12/09/20(b)	100	99,106
3.30%, 06/11/21(b)	250	250,735
3.88%, 06/11/25(b)	375	381,982
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	25	24,963
Liberty Mutual Group Inc.
4.25%, 06/15/23(b)	45	45,732
4.57%, 02/01/29(b)	675	688,669

Security	Par (000)	Value

Insurance (continued)
4.85%, 08/01/44(b)	$200	$197,064
7.80%, 03/15/37(b)	75	84,640
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	25	24,491
3.80%, 03/01/28 (Call 12/01/27)(c)	200	196,500
4.35%, 03/01/48 (Call 09/01/47)	25	23,503
6.15%, 04/07/36	200	229,170
7.00%, 06/15/40	125	156,804
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	10	9,747
3.75%, 04/01/26 (Call 01/01/26)	125	126,260
4.13%, 05/15/43 (Call 11/15/42)	75	70,078
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)(f)	150	142,575
4.15%, 03/04/26	395	409,323
4.90%, 09/17/20	195	200,267
5.38%, 03/04/46	175	193,032
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	50	46,908
4.30%, 11/01/47 (Call 05/01/47)	110	97,721
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	15	14,815
3.30%, 03/14/23 (Call 01/14/23)	250	248,605
3.50%, 03/10/25 (Call 12/10/24)	100	99,348
3.75%, 03/14/26 (Call 12/14/25)	150	150,055
3.88%, 03/15/24 (Call 02/15/24)	30	30,620
4.20%, 03/01/48 (Call 09/01/47)	125	118,075
4.35%, 01/30/47 (Call 07/30/46)	75	72,517
4.38%, 03/15/29 (Call 12/15/28)	50	51,717
4.75%, 03/15/39 (Call 09/15/38)	75	77,863
5.88%, 08/01/33	25	29,042
Massachusetts Mutual Life Insurance Co., 8.88%, 06/01/39(b)	23	34,359
MassMutual Global Funding II
1.95%, 09/22/20(b)	250	245,887
2.75%, 06/22/24(b)	500	483,290
2.95%, 01/11/25(b)	200	195,632
MBIA Inc.
5.70%, 12/01/34	50	34,403
6.40%, 08/15/22 (Call 03/25/19)	25	24,158
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	260	254,446
MetLife Capital Trust IV, 7.88%, 12/15/37 (Call 12/15/32)(b)	150	179,778
MetLife Inc.
3.00%, 03/01/25	150	146,877
3.60%, 04/10/24	100	102,254
3.60%, 11/13/25 (Call 08/13/25)	65	65,553
4.05%, 03/01/45	8	7,696
4.13%, 08/13/42	125	121,951
4.60%, 05/13/46 (Call 12/13/45)	209	218,079
4.75%, 02/08/21	178	184,063
4.88%, 11/13/43	75	81,166
5.70%, 06/15/35	50	58,658
5.88%, 02/06/41	100	119,929
6.40%, 12/15/36 (Call 12/15/31)	140	148,105
6.50%, 12/15/32	65	82,122
9.25%, 04/08/38 (Call 04/08/33)(b)	150	194,065
10.75%, 08/01/39 (Call 08/01/34)	50	74,823
Series D, 4.37%, 09/15/23	105	110,545

201

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Series N, 3.05%, 12/15/22	$215	$215,131
Series N, 4.72%, 12/15/44	200	210,830
Metropolitan Life Global Funding I
2.40%, 01/08/21(b)	500	494,910
2.65%, 04/08/22(b)	60	59,114
3.45%, 12/18/26(b)	200	198,414
MGIC Investment Corp., 5.75%, 08/15/23	50	51,502
Nationwide Financial Services Inc., 5.30%, 11/18/44(b)	50	52,906
Nationwide Mutual Insurance Co., 9.38%, 08/15/39(b)	100	151,381
New York Life Global Funding
2.00%, 04/13/21(b)	50	49,009
2.35%, 07/14/26(b)	100	93,373
2.95%, 01/28/21(b)	435	435,700
3.00%, 01/10/28(b)	150	145,380
3.25%, 08/06/21(b)	70	70,370
New York Life Insurance Co.
5.88%, 05/15/33(b)	25	30,138
6.75%, 11/15/39(b)	110	145,985
Nippon Life Insurance Co., 5.00%, 10/18/42 (Call 10/18/22)(a)(b)(f)	200	205,266
Northwestern Mutual Life Insurance Co. (The) 3.85%, 09/30/47 (Call 03/30/47)(b)	30	27,666
6.06%, 03/30/40(b)	200	246,564
Nuveen Finance LLC, 4.13%, 11/01/24(b)	175	180,462
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	7	6,707
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(f)	100	87,914
Pacific LifeCorp, 5.13%, 01/30/43(b)	50	51,732
Pricoa Global Funding I, 3.45%, 09/01/23(b)	150	150,927
Primerica Inc., 4.75%, 07/15/22	210	217,188
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	100	98,645
4.63%, 09/15/42	100	98,755
4.70%, 05/15/55 (Call 05/15/20)(a)(f)	275	268,818
Principal Life Global Funding II, 3.00%, 04/18/26(b)	60	58,007
Progressive Corp. (The)
2.45%, 01/15/27	90	83,717
3.70%, 01/26/45	100	92,687
4.13%, 04/15/47 (Call 10/15/46)	250	249,460
6.63%, 03/01/29	55	66,973
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	150	151,135
Protective Life Global Funding, 2.00%, 09/14/21(b)	250	242,410
Prudential Financial Inc.
3.50%, 05/15/24	25	25,340
3.88%, 03/27/28 (Call 12/27/27)	50	51,177
3.91%, 12/07/47 (Call 06/07/47)	150	138,897
3.94%, 12/07/49 (Call 06/07/49)	295	274,247
4.50%, 11/16/21	95	98,468
4.50%, 09/15/47 (Call 09/15/27)(a)(f)	50	46,015
4.60%, 05/15/44	119	122,338
5.20%, 03/15/44 (Call 03/15/24)(a)(f)	125	122,649
5.38%, 06/21/20	375	386,880
5.38%, 05/15/45 (Call 05/15/25)(a)(f)	260	254,636
5.63%, 06/15/43 (Call 06/15/23)(a)(f)	375	384,784
5.70%, 12/14/36	225	259,011
5.70%, 09/15/48 (Call 09/15/28)(a)(f)	200	192,276
5.88%, 09/15/42 (Call 09/15/22)(a)(f)	25	26,013

Security	Par (000)	Value

Insurance (continued)
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	$125	$121,690
5.25%, 06/15/20	15	15,216
Reliance Standard Life Global Funding II, 3.85%, 09/19/23(b)	300	303,642
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	25	24,130
Sunshine Life Insurance Corp. Ltd., 3.15%, 04/20/21(d)	200	189,942
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	125	121,934
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(b)	375	367,012
4.90%, 09/15/44(b)	200	212,350
6.85%, 12/16/39(b)	135	177,544
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)	50	51,376
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	75	70,503
4.00%, 05/30/47 (Call 11/30/46)	40	39,206
4.30%, 08/25/45 (Call 02/25/45)	200	204,642
4.60%, 08/01/43	60	63,859
5.35%, 11/01/40	100	116,629
6.25%, 06/15/37	51	64,382
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	5	4,990
4.40%, 03/15/26 (Call 12/15/25)	125	126,095
Unum Group, 5.75%, 08/15/42	75	77,480
USIS Merger Sub Inc., 6.88%, 05/01/25 (Call 05/01/20)(b)	100	95,993
Voya Financial Inc.
3.65%, 06/15/26	100	95,863
4.70%, 01/23/48 (Call 01/23/28)(a)(f)	25	20,985
5.65%, 05/15/53 (Call 05/15/23)(a)(f)	100	96,346
5.70%, 07/15/43	85	92,858
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(b)	100	105,807
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	175	173,124
4.50%, 09/15/28 (Call 06/15/28)	100	100,785
XLIT Ltd., 5.50%, 03/31/45	95	99,948
York Risk Services Holding Corp., 8.50%, 10/01/22 (Call 10/01/19)(b)	50	36,365

		33,423,839

Internet — 0.4%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (Call 08/28/24)(c)	585	588,650
4.00%, 12/06/37 (Call 06/06/37)	200	187,664
4.20%, 12/06/47 (Call 06/06/47)	200	187,154
4.40%, 12/06/57 (Call 06/06/57)	200	189,136
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	300	277,962
3.38%, 02/25/24	265	273,642
3.63%, 05/19/21	360	371,300
Amazon.com Inc.
1.90%, 08/21/20	225	222,694
2.40%, 02/22/23 (Call 01/22/23)	285	280,782
2.50%, 11/29/22 (Call 08/29/22)	240	238,224
2.80%, 08/22/24 (Call 06/22/24)	150	148,980
3.15%, 08/22/27 (Call 05/22/27)	395	392,116
3.30%, 12/05/21 (Call 10/05/21)	105	106,983
3.80%, 12/05/24 (Call 09/05/24)	90	93,988
3.88%, 08/22/37 (Call 02/22/37)	65	65,216
4.05%, 08/22/47 (Call 02/22/47)	275	280,076

202

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.25%, 08/22/57 (Call 02/22/57)	$170	$175,590
4.80%, 12/05/34 (Call 06/05/34)	260	293,101
4.95%, 12/05/44 (Call 06/05/44)	85	98,398
5.20%, 12/03/25 (Call 09/03/25)	430	483,969
Baidu Inc.
3.63%, 07/06/27	200	191,438
3.88%, 09/29/23 (Call 08/29/23)	250	251,560
4.38%, 05/14/24 (Call 04/14/24)	275	281,869
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	110	107,594
3.55%, 03/15/28 (Call 12/15/27)	100	96,063
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(b)	55	55,846
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	45	43,686
2.75%, 01/30/23 (Call 12/30/22)	75	72,608
2.88%, 08/01/21 (Call 06/01/21)	125	123,933
3.45%, 08/01/24 (Call 05/01/24)	50	49,141
3.60%, 06/05/27 (Call 03/05/27)	375	360,799
3.80%, 03/09/22 (Call 02/09/22)	50	50,429
4.00%, 07/15/42 (Call 01/15/42)	75	58,142
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	135	126,299
4.50%, 08/15/24 (Call 05/15/24)	25	25,285
5.00%, 02/15/26 (Call 11/15/25)	120	123,122
5.95%, 08/15/20	225	233,543
JD.com Inc., 3.13%, 04/29/21	350	342,268
Match Group Inc., 5.00%, 12/15/27 (Call 12/15/22)(b)	50	48,997
Netflix Inc.
4.38%, 11/15/26	115	108,953
4.88%, 04/15/28	190	180,496
5.50%, 02/15/22	150	155,619
5.75%, 03/01/24	125	129,773
5.88%, 02/15/25	95	98,694
5.88%, 11/15/28(b)	225	228,451
6.38%, 05/15/29(b)	90	92,377
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	75	73,907
4.20%, 09/15/20	75	75,578
5.00%, 04/15/25 (Call 04/15/20)(b)	100	100,171
Tencent Holdings Ltd.
2.88%, 02/11/20(d)	200	199,492
3.60%, 01/19/28 (Call 10/19/27)(d)	200	194,752
3.80%, 02/11/25(d)	200	201,516
3.93%, 01/19/38 (Call 07/19/37)(d)	400	372,436
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/19)	75	75,806
4.75%, 07/15/27 (Call 07/15/22)	90	89,510
5.25%, 04/01/25 (Call 01/01/25)	75	77,405
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(b)	220	212,681
6.00%, 04/01/23 (Call 04/01/19)	185	185,858
6.38%, 05/15/25 (Call 05/15/20)	150	146,641

		10,598,363

Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(d)	400	403,972
AK Steel Corp.
6.38%, 10/15/25 (Call 10/15/20)	25	20,366
7.00%, 03/15/27 (Call 03/15/22)(c)	50	40,103
7.50%, 07/15/23 (Call 07/15/19)	65	66,171

Security	Par (000)	Value

Iron & Steel (continued)
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	$50	$50,675
7.88%, 08/15/23 (Call 05/15/23)	85	90,708
ArcelorMittal
5.13%, 06/01/20(c)	50	51,072
5.25%, 08/05/20	143	146,395
5.50%, 03/01/21	75	77,613
6.13%, 06/01/25(c)	90	98,391
6.25%, 02/25/22	150	159,753
6.75%, 03/01/41	100	105,064
7.00%, 10/15/39	25	27,347
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 07/15/21)(b)	75	74,890
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(b)	85	89,482
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	50	48,075
5.75%, 03/01/25 (Call 03/01/20)	150	145,072
6.25%, 10/01/40	50	41,116
Commercial Metals Co.
5.38%, 07/15/27 (Call 06/15/22)	50	45,578
5.75%, 04/15/26 (Call 04/15/21)	70	66,858
CSN Resources SA, 6.50%, 07/21/20(c)(d)	100	99,025
Evraz Group SA, 6.75%, 01/31/22(d)	200	208,740
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(d)	200	215,000
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(d)	150	157,810
Novolipetsk Steel via Steel Funding DAC, 4.00%, 09/21/24(d)	400	379,752
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	200	201,546
4.00%, 08/01/23 (Call 05/01/23)	160	164,398
4.40%, 05/01/48 (Call 11/01/47)	25	24,546
5.20%, 08/01/43 (Call 02/01/43)	75	81,247
6.40%, 12/01/37	35	42,935
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22(d)	200	207,842
Steel Dynamics Inc.
4.13%, 09/15/25 (Call 09/15/20)	100	94,853
5.00%, 12/15/26 (Call 12/15/21)	50	49,737
5.25%, 04/15/23 (Call 04/15/19)	100	101,545
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	60	54,440
6.65%, 06/01/37	50	41,793
6.88%, 08/15/25 (Call 08/15/20)	100	95,321
Vale Overseas Ltd.
4.38%, 01/11/22(c)	262	262,752
6.25%, 08/10/26	150	159,867
6.88%, 11/21/36	225	249,455
6.88%, 11/10/39	200	221,670
8.25%, 01/17/34	125	151,785

		5,114,760

Leisure Time — 0.1%
24 Hour Fitness Worldwide Inc., 8.00%, 06/01/22 (Call 06/01/19)(b)(c)	50	49,115
Carnival Corp., 3.95%, 10/15/20	335	340,203
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(b)	50	48,090

203

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$75	$72,216
4.63%, 07/28/45 (Call 01/28/45)	40	36,523
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 06/15/19)(b)	50	51,052
NCL Corp. Ltd., 4.75%, 12/15/21 (Call 12/15/19)(b)	40	40,472
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	6	5,910
3.70%, 03/15/28 (Call 12/15/27)	225	211,610
5.25%, 11/15/22	200	210,286
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/19)(b)	50	50,851
5.38%, 04/15/23 (Call 04/15/19)(b)	50	50,571
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/01/20)(b)	50	53,738
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(b)	100	97,803
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 10/01/19)	50	46,424
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	100	97,455

		1,462,319

Lodging — 0.2%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)	65	65,224
6.38%, 04/01/26 (Call 04/01/21)	75	76,523
6.88%, 05/15/23 (Call 05/15/19)	100	103,914
Choice Hotels International Inc., 5.75%, 07/01/22	50	51,642
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(b)(c)	100	98,789
10.75%, 09/01/24 (Call 09/01/19)(b)	50	45,781
Gohl Capital Ltd., 4.25%, 01/24/27(d)	1,000	958,640
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)	75	73,554
5.13%, 05/01/26 (Call 05/01/21)(b)	125	126,052
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	55	55,684
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	145	143,804
4.88%, 04/01/27 (Call 04/01/22)	50	49,378
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	25	24,659
4.38%, 09/15/28 (Call 06/15/28)	335	330,561
4.85%, 03/15/26 (Call 12/15/25)	50	51,372
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/19)(b)	50	51,646
10.25%, 11/15/22 (Call 11/15/19)(b)	50	54,065
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	20	19,375
3.75%, 10/01/25 (Call 07/01/25)	25	24,699
Series R, 3.13%, 06/15/26 (Call 03/15/26)	140	130,889
Series X, 4.00%, 04/15/28 (Call 01/15/28)	75	73,816
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b)	90	91,267
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	100	93,869
5.25%, 03/31/20	50	50,729
5.75%, 06/15/25 (Call 03/15/25)	100	100,627
6.00%, 03/15/23	200	207,426
6.63%, 12/15/21	175	185,316
6.75%, 10/01/20	125	130,604
7.75%, 03/15/22	100	108,686

Security	Par (000)	Value

Lodging (continued)
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	$200	$200,704
5.13%, 08/08/25 (Call 06/08/25)	200	203,086
Station Casinos LLC, 5.00%, 10/01/25 (Call 10/01/20)(b)	50	47,755
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 11/30/19)(b)	200	206,438
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/15/20)(b)	16	15,346
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	25	23,645
4.25%, 03/01/22 (Call 12/01/21)	145	144,933
5.40%, 04/01/24 (Call 02/01/24)	50	48,362
5.75%, 04/01/27 (Call 01/01/27)	50	47,811
6.35%, 10/01/25 (Call 07/01/25)	85	84,794
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(b)	60	60,530
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	50	48,792
5.25%, 05/15/27 (Call 02/15/27)(b)	125	116,611
5.50%, 03/01/25 (Call 12/01/24)(b)	225	218,774
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(b)	200	184,970

		5,231,142

Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22	75	74,820
3.38%, 04/03/23 (Call 03/03/23)	100	100,941
3.80%, 04/03/28 (Call 01/03/28)	90	92,243
4.38%, 05/08/42	25	26,040
Briggs & Stratton Corp., 6.88%, 12/15/20	30	30,631
BWX Technologies Inc., 5.38%, 07/15/26 (Call 07/15/21)(b)	50	50,523
Caterpillar Financial Services Corp.
1.70%, 08/09/21	50	48,519
1.85%, 09/04/20	53	52,284
2.55%, 11/29/22	75	73,554
2.95%, 05/15/20	100	100,168
3.15%, 09/07/21	235	237,138
3.25%, 12/01/24	140	140,490
3.30%, 06/09/24	15	15,106
3.45%, 05/15/23(c)	100	101,567
3.65%, 12/07/23	250	256,095
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	442	449,448
3.80%, 08/15/42	240	228,398
3.90%, 05/27/21	70	71,998
4.75%, 05/15/64 (Call 11/15/63)	120	125,028
5.20%, 05/27/41	100	113,499
6.05%, 08/15/36	30	36,560
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(b)	50	49,505
Cloud Crane LLC, 10.13%, 08/01/24 (Call 08/01/19)(b)	75	79,927
CNH Industrial Capital LLC
3.88%, 10/15/21	75	74,885
4.20%, 01/15/24	100	99,821
4.38%, 11/06/20	190	192,172
4.38%, 04/05/22	145	146,723
4.88%, 04/01/21	315	322,204
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	30	27,801
4.50%, 08/15/23	145	147,169

204

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	$20	$20,578
4.88%, 10/01/43 (Call 04/01/43)	50	55,017
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	20	19,939
3.90%, 06/09/42 (Call 12/09/41)	230	230,046
5.38%, 10/16/29	35	40,553
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	96,012
5.38%, 03/01/41 (Call 12/01/40)	75	82,660
John Deere Capital Corp.
1.95%, 06/22/20	10	9,893
2.15%, 09/08/22	50	48,754
2.35%, 01/08/21	35	34,756
2.55%, 01/08/21	25	24,935
2.65%, 01/06/22	207	205,663
2.65%, 06/24/24	185	180,247
2.65%, 06/10/26	90	85,693
2.70%, 01/06/23	25	24,722
2.80%, 03/04/21	75	74,770
2.80%, 01/27/23	50	49,663
2.80%, 03/06/23	310	307,957
2.80%, 09/08/27	200	191,060
3.13%, 09/10/21	230	230,598
3.15%, 10/15/21	25	25,108
3.35%, 06/12/24	10	10,101
3.45%, 06/07/23	105	106,537
3.45%, 03/13/25	125	126,804
3.90%, 07/12/21(c)	50	51,338
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 10/01/20)(b)	50	49,795
Manitowoc Co. Inc. (The), 12.75%, 08/15/21 (Call 02/15/19)(b)	25	26,659
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(b)	15	15,094
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	100	99,068
4.55%, 04/15/28 (Call 01/15/28)	100	98,351
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	75	75,469
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(b)	50	48,330
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	500	492,340
3.00%, 12/15/20 (Call 11/15/20)	100	99,705
3.80%, 12/15/26 (Call 09/15/26)	15	14,796
3.85%, 12/15/25 (Call 09/15/25)	60	59,887
4.20%, 09/15/28 (Call 06/15/28)	200	201,580
SPX FLOW Inc., 5.88%, 08/15/26 (Call 08/15/21)(b)	75	73,616
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	48	48,588
Tennant Co., 5.63%, 05/01/25 (Call 05/01/20)	50	49,491
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(b)	100	96,326
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(b)	75	65,588
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(b)	85	79,377
Vertiv Intermediate Holding Corp. (13.00% PIK), 12.00%, 02/15/22 (Call 02/15/19)(b)(e)	50	47,827
Wabtec Corp.
3.45%, 11/15/26 (Call 08/15/26)	175	155,190
4.15%, 03/15/24 (Call 02/15/24)	80	77,794

Security	Par (000)	Value

Machinery (continued)
4.70%, 09/15/28 (Call 06/15/28)	$125	$118,885
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	120	115,595

		8,108,012

Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	30	29,128
2.00%, 06/26/22	245	239,287
2.25%, 03/15/23 (Call 02/15/23)	100	97,591
2.25%, 09/19/26 (Call 06/19/26)	85	79,340
2.88%, 10/15/27 (Call 07/15/27)	175	170,072
3.00%, 09/14/21 (Call 08/14/21)	65	65,772
3.63%, 09/14/28 (Call 06/14/28)	100	102,825
3.63%, 10/15/47 (Call 04/15/47)	105	99,883
3.88%, 06/15/44	125	124,152
4.00%, 09/14/48 (Call 03/14/48)	50	51,111
5.70%, 03/15/37	25	30,655
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/19)(b)	50	49,717
5.38%, 09/15/24 (Call 09/15/19)(b)	24	22,960
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	30	29,090
3.75%, 11/15/22 (Call 08/15/22)	50	49,498
CTP Transportation Products LLC/CTP Finance Inc.,
8.25%, 12/15/19 (Call 03/25/19)(b)	27	26,749
Eaton Corp.
2.75%, 11/02/22	225	221,508
3.10%, 09/15/27 (Call 06/15/27)	50	47,997
4.00%, 11/02/32	105	105,020
4.15%, 11/02/42	200	192,258
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)(b)	50	49,766
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(b)	80	75,614
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 07/15/19)(b)	86	86,544
General Electric Co.
2.70%, 10/09/22	750	719,167
3.10%, 01/09/23	35	34,061
3.15%, 09/07/22	25	24,401
3.38%, 03/11/24	75	72,734
3.45%, 05/15/24 (Call 02/13/24)	101	97,582
4.13%, 10/09/42	280	231,767
4.38%, 09/16/20	25	25,221
4.50%, 03/11/44	300	258,822
4.63%, 01/07/21	50	51,065
4.65%, 10/17/21	285	291,068
5.55%, 05/04/20	201	205,458
5.88%, 01/14/38	530	534,828
6.15%, 08/07/37	25	25,944
6.88%, 01/10/39	170	188,940
Series A, 6.75%, 03/15/32	287	314,873
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	5	5,188
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	85	81,595
3.50%, 03/01/24 (Call 12/01/23)	21	21,456
3.90%, 09/01/42 (Call 03/01/42)	314	318,264
4.88%, 09/15/41 (Call 03/15/41)	10	11,290
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	100	99,086
3.75%, 08/21/28 (Call 05/21/28)	148	147,898
4.25%, 06/15/23	100	103,226
5.75%, 06/15/43	50	57,652

205

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	$75	$74,756
Koppers Inc., 6.00%, 02/15/25 (Call 02/15/20)(b)	75	67,500
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(b)(c)	50	50,859
Pall Corp., 5.00%, 06/15/20	100	102,687
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	100	97,339
3.50%, 09/15/22	5	5,026
4.20%, 11/21/34 (Call 05/21/34)	75	76,540
4.45%, 11/21/44 (Call 05/21/44)	80	81,987
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(b)	250	230,507
2.90%, 05/27/22(b)	250	248,100
3.25%, 05/27/25(b)	250	249,312
3.30%, 09/15/46(b)	250	220,425
4.20%, 03/16/47(b)	260	266,773
6.13%, 08/17/26(b)	100	115,634
Techniplas LLC, 10.00%, 05/01/20 (Call 05/01/19)(b)	15	14,004
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	50	46,779
3.65%, 03/15/27 (Call 12/15/26)	125	120,181
4.00%, 03/15/26 (Call 12/15/25)	50	49,476
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	200	185,194

		8,271,202

Media — 1.3%
21st Century Fox America Inc.
3.00%, 09/15/22	100	99,900
3.38%, 11/15/26 (Call 08/15/26)	105	104,327
3.70%, 10/15/25 (Call 07/15/25)	175	177,816
4.00%, 10/01/23	125	129,622
4.50%, 02/15/21	65	66,979
4.75%, 09/15/44 (Call 03/15/44)	100	108,709
4.75%, 11/15/46 (Call 05/15/46)	100	109,936
4.95%, 10/15/45 (Call 04/15/45)	75	83,978
5.40%, 10/01/43	50	58,690
5.65%, 08/15/20	3	3,114
6.15%, 03/01/37	175	217,717
6.15%, 02/15/41	265	334,494
6.20%, 12/15/34	100	124,710
6.55%, 03/15/33	90	115,345
6.65%, 11/15/37	40	52,563
7.75%, 12/01/45	85	125,637
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/19)(b)	200	201,182
7.50%, 05/15/26 (Call 05/15/21)(b)	400	379,372
Altice France SA/France
6.25%, 05/15/24 (Call 05/15/19)(b)	200	196,214
7.38%, 05/01/26 (Call 05/01/21)(b)	600	578,958
8.13%, 02/01/27 (Call 02/01/22)(b)	200	196,346
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(b)(c)	200	169,972
7.75%, 05/15/22 (Call 05/15/19)(b)(c)	400	387,548
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/19)	75	75,411
4.75%, 08/01/25 (Call 08/01/21)	155	150,747
5.00%, 04/01/24 (Call 04/01/20)	75	74,515
Block Communications Inc., 6.88%, 02/15/25 (Call 02/15/20)(b)	46	47,237

Security	Par (000)	Value

Media (continued)
Cablevision Systems Corp.
5.88%, 09/15/22	$29	$29,280
8.00%, 04/15/20	50	52,078
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	347	331,794
2.90%, 06/01/23 (Call 05/01/23)	250	240,777
2.90%, 01/15/27 (Call 10/15/26)	325	294,645
3.38%, 03/01/22 (Call 12/01/21)	250	249,572
3.38%, 02/15/28 (Call 12/15/27)	104	96,676
3.50%, 01/15/25 (Call 10/15/24)	175	170,200
3.70%, 06/01/28 (Call 03/01/28)	125	118,725
4.00%, 01/15/26 (Call 10/15/25)	105	104,304
4.85%, 07/01/42 (Call 01/01/42)	149	140,912
4.90%, 08/15/44 (Call 02/15/44)	200	189,746
7.88%, 07/30/30	50	64,583
CBS Radio Inc., 7.25%, 11/01/24 (Call 11/01/19)(b)(c)	100	94,321
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(b)	75	73,267
5.00%, 02/01/28 (Call 08/01/22)(b)	300	285,339
5.13%, 02/15/23 (Call 02/15/19)	105	106,020
5.13%, 05/01/23 (Call 05/01/19)(b)	125	126,648
5.13%, 05/01/27 (Call 05/01/22)(b)	400	387,072
5.25%, 09/30/22 (Call 09/30/19)	225	227,428
5.38%, 05/01/25 (Call 05/01/20)(b)	75	75,498
5.50%, 05/01/26 (Call 05/01/21)(b)	165	164,716
5.75%, 09/01/23 (Call 03/01/19)	100	101,849
5.75%, 01/15/24 (Call 07/15/19)	125	127,605
5.75%, 02/15/26 (Call 02/15/21)(b)	300	304,806
5.88%, 04/01/24 (Call 04/01/19)(b)	225	230,598
5.88%, 05/01/27 (Call 05/01/21)(b)	115	115,193
Cengage Learning Inc., 9.50%, 06/15/24 (Call 06/15/19)(b)	75	51,002
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	240	240,535
3.75%, 02/15/28 (Call 11/15/27)	31	28,993
4.20%, 03/15/28 (Call 12/15/27)	304	293,585
4.46%, 07/23/22 (Call 05/23/22)	220	224,937
4.91%, 07/23/25 (Call 04/23/25)	575	591,508
5.38%, 04/01/38 (Call 10/01/37)	100	96,556
5.38%, 05/01/47 (Call 11/01/46)	70	66,682
5.75%, 04/01/48 (Call 10/01/47)	250	249,417
6.38%, 10/23/35 (Call 04/23/35)	275	293,582
6.48%, 10/23/45 (Call 04/23/45)	405	436,266
6.83%, 10/23/55 (Call 04/23/55)	150	159,001
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/19)	300	306,835
Series B, 7.63%, 03/15/20 (Call 03/04/19)	75	75,074
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	50	48,181
2.35%, 01/15/27 (Call 10/15/26)	255	233,121
2.75%, 03/01/23 (Call 02/01/23)	25	24,710
2.85%, 01/15/23	125	124,050
3.00%, 02/01/24 (Call 01/01/24)	175	173,323
3.13%, 07/15/22	53	53,203
3.15%, 03/01/26 (Call 12/01/25)	125	122,224
3.15%, 02/15/28 (Call 11/15/27)	94	90,330
3.20%, 07/15/36 (Call 01/15/36)	35	30,733
3.30%, 02/01/27 (Call 11/01/26)	232	227,223
3.38%, 02/15/25 (Call 11/15/24)	150	150,628
3.38%, 08/15/25 (Call 05/15/25)	225	225,558

206

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.40%, 07/15/46 (Call 01/15/46)	$120	$102,708
3.45%, 10/01/21	30	30,358
3.55%, 05/01/28 (Call 02/01/28)	205	203,147
3.60%, 03/01/24	168	171,214
3.70%, 04/15/24 (Call 03/15/24)	260	265,715
3.90%, 03/01/38 (Call 09/01/37)	115	109,226
3.95%, 10/15/25 (Call 08/15/25)	400	413,812
3.97%, 11/01/47 (Call 05/01/47)	154	143,610
4.00%, 08/15/47 (Call 02/15/47)	110	102,764
4.00%, 03/01/48 (Call 09/01/47)	50	46,806
4.00%, 11/01/49 (Call 05/01/49)	370	344,866
4.05%, 11/01/52 (Call 05/01/52)	55	51,052
4.15%, 10/15/28 (Call 07/15/28)	455	470,798
4.20%, 08/15/34 (Call 02/15/34)	140	141,063
4.25%, 10/15/30 (Call 07/15/30)	400	415,016
4.25%, 01/15/33	370	378,817
4.40%, 08/15/35 (Call 02/25/35)	250	252,765
4.50%, 01/15/43	170	170,359
4.60%, 10/15/38 (Call 04/15/38)	100	103,446
4.60%, 08/15/45 (Call 02/15/45)	175	178,381
4.65%, 07/15/42	55	56,668
4.70%, 10/15/48 (Call 04/15/48)	425	443,037
4.75%, 03/01/44	175	182,325
4.95%, 10/15/58 (Call 04/15/58)	425	448,239
5.15%, 03/01/20	225	230,317
6.45%, 03/15/37	51	63,032
6.50%, 11/15/35	240	294,533
6.95%, 08/15/37	50	64,461
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	100	97,344
3.15%, 08/15/24 (Call 06/15/24)(b)	150	145,813
3.25%, 12/15/22(b)	250	246,845
3.35%, 09/15/26 (Call 06/15/26)(b)	115	108,396
3.50%, 08/15/27 (Call 05/15/27)(b)	275	261,739
3.85%, 02/01/25 (Call 11/01/24)(b)	125	124,100
4.60%, 08/15/47 (Call 02/15/47)(b)	250	225,662
4.70%, 12/15/42(b)	100	85,812
CSC Holdings LLC
5.13%, 12/15/21 (Call 06/15/19)(b)	200	199,532
5.25%, 06/01/24	100	96,060
5.38%, 07/15/23 (Call 07/15/19)(b)	200	202,492
5.38%, 02/01/28 (Call 02/01/23)(b)	200	192,514
5.50%, 05/15/26 (Call 05/15/21)(b)	200	198,338
5.50%, 04/15/27 (Call 04/15/22)(b)	200	195,660
6.63%, 10/15/25 (Call 10/15/20)(b)	200	209,516
6.75%, 11/15/21	125	131,431
7.50%, 04/01/28 (Call 04/01/23)(b)	200	205,228
10.13%, 01/15/23 (Call 01/15/20)(b)	200	215,600
10.88%, 10/15/25 (Call 10/15/20)(b)	350	403,357
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(b)	55	54,530
2.95%, 03/20/23 (Call 02/20/23)	40	38,763
3.30%, 05/15/22	150	148,267
3.90%, 11/15/24 (Call 08/15/24)(b)	30	29,730
3.95%, 06/15/25 (Call 05/15/25)(b)	35	34,384
3.95%, 03/20/28 (Call 12/20/27)	208	197,810
4.88%, 04/01/43	150	135,927
4.90%, 03/11/26 (Call 12/11/25)	40	41,023
4.95%, 05/15/42	35	32,145
5.00%, 09/20/37 (Call 03/20/37)	150	140,235

Security	Par (000)	Value

Media (continued)
5.20%, 09/20/47 (Call 03/20/47)	$124	$117,168
6.35%, 06/01/40	50	53,527
DISH DBS Corp.
5.00%, 03/15/23(c)	164	142,811
5.13%, 05/01/20	100	100,298
5.88%, 07/15/22	250	237,475
5.88%, 11/15/24	250	207,552
6.75%, 06/01/21	300	305,373
7.75%, 07/01/26	243	209,199
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(b)	35	35,691
4.71%, 01/25/29 (Call 10/25/28)(b)	55	57,388
5.48%, 01/25/39 (Call 07/25/38)(b)	50	52,571
5.58%, 01/25/49 (Call 07/25/48)(b)	45	47,719
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(b)	50	48,596
5.88%, 07/15/26 (Call 07/15/21)(b)	125	122,660
7.00%, 05/15/27 (Call 05/15/22)(b)	60	62,119
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	250	227,937
6.63%, 03/18/25	310	344,298
6.63%, 01/15/40	25	27,588
Lee Enterprises Inc., 9.50%, 03/15/22 (Call 03/15/19)(b)	50	50,726
Liberty Interactive LLC, 8.25%, 02/01/30	125	126,486
McClatchy Co. (The), 9.00%, 07/15/26 (Call 07/15/22)(b)	49	48,619
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 05/15/19)(b)	50	37,641
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	150	154,417
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 08/15/19)(b)	35	36,288
Myriad International Holdings BV, 4.85%, 07/06/27 (Call 04/06/27)(d)	200	199,610
NBCUniversal Media LLC
2.88%, 01/15/23	250	248,565
4.38%, 04/01/21	310	319,232
4.45%, 01/15/43	175	174,197
5.15%, 04/30/20	470	482,812
5.95%, 04/01/41	160	189,853
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)(b)	80	77,471
5.88%, 11/15/22 (Call 11/15/19)	150	151,939
6.13%, 02/15/22 (Call 02/15/19)(b)	53	53,439
Quebecor Media Inc., 5.75%, 01/15/23	75	77,638
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 02/15/20)(b)	40	37,192
6.88%, 02/15/23 (Call 02/15/20)(b)	35	33,638
Salem Media Group Inc., 6.75%, 06/01/24 (Call 06/01/20)(b)	14	12,710
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(b)	125	113,859
5.63%, 08/01/24 (Call 08/01/19)(b)	50	48,373
6.13%, 10/01/22 (Call 10/01/19)	75	76,392
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	135	134,267
4.63%, 05/15/23 (Call 05/15/19)(b)	65	65,017
5.00%, 08/01/27 (Call 08/01/22)(b)	170	164,278
5.38%, 04/15/25 (Call 04/15/20)(b)	125	126,590
5.38%, 07/15/26 (Call 07/15/21)(b)	125	123,930
6.00%, 07/15/24 (Call 07/15/19)(b)	198	205,892

207

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Sky PLC, 3.75%, 09/16/24(b)	$350	$356,807
TEGNA Inc.
5.13%, 07/15/20 (Call 07/15/19)	50	50,189
5.50%, 09/15/24 (Call 09/15/19)(b)	110	108,350
6.38%, 10/15/23 (Call 10/15/19)	125	127,214
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	200	189,614
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	85	79,815
4.30%, 11/23/23 (Call 08/23/23)	180	185,922
5.65%, 11/23/43 (Call 05/23/43)	125	134,656
5.85%, 04/15/40	50	54,324
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	75	75,515
4.50%, 09/15/42 (Call 03/15/42)	208	174,697
5.00%, 02/01/20	585	594,202
5.50%, 09/01/41 (Call 03/01/41)	150	141,454
5.88%, 11/15/40 (Call 05/15/40)	121	119,575
6.55%, 05/01/37	190	202,561
6.75%, 06/15/39	200	215,450
7.30%, 07/01/38	123	139,459
Time Warner Entertainment Co. LP
8.38%, 03/15/23	190	218,901
8.38%, 07/15/33	26	32,712
Tribune Media Co., 5.88%, 07/15/22 (Call 07/15/19)	90	91,560
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(b)	200	205,976
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/19)(b)	175	163,341
5.13%, 02/15/25 (Call 02/15/20)(b)	200	182,178
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	200	184,422
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(b)	200	192,714
Urban One Inc., 7.38%, 04/15/22 (Call 04/15/19)(b)	25	24,063
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)	40	39,585
4.25%, 09/01/23 (Call 06/01/23)	40	40,568
4.38%, 03/15/43	125	106,576
5.25%, 04/01/44 (Call 10/01/43)	100	95,249
5.85%, 09/01/43 (Call 03/01/43)	27	27,724
5.88%, 02/28/57 (Call 02/28/22)(a)(f)	100	96,223
6.25%, 02/28/57 (Call 02/28/27)(a)(f)	75	72,610
6.88%, 04/30/36	324	366,515
Videotron Ltd.
5.00%, 07/15/22	75	77,090
5.13%, 04/15/27 (Call 04/15/22)(b)	85	85,188
5.38%, 06/15/24 (Call 03/15/24)(b)	50	52,206
VTR Finance BV, 6.88%, 01/15/24 (Call 01/15/20)(d)	200	205,804
Walt Disney Co. (The)
1.80%, 06/05/20	200	197,616
1.85%, 07/30/26	135	122,568
2.15%, 09/17/20	100	99,094
2.35%, 12/01/22	25	24,564
2.75%, 08/16/21	50	50,021
2.95%, 06/15/27(c)	55	53,811
3.00%, 02/13/26	50	49,425
3.00%, 07/30/46	45	38,030
3.15%, 09/17/25	165	165,761
4.13%, 06/01/44(c)	400	406,548
4.38%, 08/16/41	50	52,233
7.00%, 03/01/32	25	33,587
Series E, 4.13%, 12/01/41	50	50,915

Security	Par (000)	Value

Media (continued)
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	$50	$46,544
3.40%, 06/15/22	275	275,566
3.55%, 06/01/24 (Call 03/01/24)	250	249,050
3.60%, 07/15/25 (Call 04/15/25)	215	212,132
3.80%, 02/15/27 (Call 11/15/26)	400	390,836
3.88%, 01/15/26 (Call 10/15/25)	160	157,998
4.65%, 06/01/44 (Call 12/01/43)	225	209,311
4.70%, 01/15/21	105	108,106
4.75%, 03/29/21	200	206,482
4.85%, 07/15/45 (Call 01/15/45)	165	157,992
4.90%, 06/15/42	95	91,133
5.38%, 10/15/41	50	50,685
6.25%, 03/29/41	125	138,834
7.70%, 05/01/32	75	97,333
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(b)	150	138,118
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(b)	300	282,843

		39,407,922

Metal Fabricate & Hardware — 0.0%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(b)	75	75,937
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/19)(b)	45	36,766
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(b)	150	144,777
6.25%, 08/15/24 (Call 08/15/19)(b)	150	150,883
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	50	48,580
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	95	94,091
2.50%, 01/15/23 (Call 10/15/22)	100	98,580
3.25%, 06/15/25 (Call 03/15/25)	210	211,527
4.38%, 06/15/45 (Call 12/15/44)	50	52,202
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	100	97,526
Valmont Industries Inc., 5.25%, 10/01/54 (Call 04/01/54)	50	44,896

		1,055,765

Mining — 0.5%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)(b)	200	209,126
7.00%, 09/30/26 (Call 09/30/21)(b)	200	210,640
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(b)	50	51,901
Anglo American Capital PLC
4.13%, 09/27/22(b)	200	200,180
4.50%, 03/15/28(b)	300	293,529
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	250	255,882
5.38%, 04/15/20	50	50,758
Barminco Finance Pty Ltd., 6.63%, 05/15/22 (Call 05/15/19)(b)	100	97,938
Barrick Gold Corp.
3.85%, 04/01/22	50	50,611
5.25%, 04/01/42	125	132,105
6.45%, 10/15/35	25	28,883
Barrick North America Finance LLC
5.70%, 05/30/41	180	199,492
5.75%, 05/01/43	194	218,029
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	171	170,318
5.00%, 09/30/43	431	495,055

208

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
6.42%, 03/01/26	$100	$116,602
Chinalco Capital Holdings Ltd., 4.00%, 08/25/21(d)	200	194,862
Coeur Mining Inc., 5.88%, 06/01/24 (Call 06/01/20)	50	46,241
Constellium NV, 5.88%, 02/15/26 (Call 11/15/20)(b)	250	239,615
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(d)	200	194,896
4.50%, 08/13/23(d)	200	210,500
4.50%, 09/16/25(d)	400	417,828
4.50%, 08/01/47 (Call 02/01/47)(d)	250	247,382
5.63%, 10/18/43(d)	200	227,868
Eldorado Gold Corp., 6.13%, 12/15/20 (Call 03/04/19)(b)	50	47,626
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(d)	200	182,544
7.50%, 04/01/25 (Call 04/01/20)(d)	400	373,348
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(b)	150	149,755
5.13%, 03/15/23 (Call 12/15/22)(b)	65	64,643
5.13%, 05/15/24 (Call 02/15/24)(b)	50	49,153
Freeport-McMoRan Inc.
3.10%, 03/15/20	50	49,590
3.55%, 03/01/22 (Call 12/01/21)	225	218,236
3.88%, 03/15/23 (Call 12/15/22)	230	219,505
4.00%, 11/14/21	100	99,254
4.55%, 11/14/24 (Call 08/14/24)	75	71,895
5.40%, 11/14/34 (Call 05/14/34)	100	88,710
5.45%, 03/15/43 (Call 09/15/42)	225	193,592
6.88%, 02/15/23 (Call 02/15/20)	110	115,491
Fresnillo PLC, 5.50%, 11/13/23(c)(d)	200	207,208
Glencore Finance Canada Ltd.
4.25%, 10/25/22(b)	315	320,616
5.55%, 10/25/42(b)	50	48,862
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(b)	160	155,371
3.88%, 10/27/27 (Call 07/27/27)(b)	150	142,318
4.00%, 04/16/25(b)	100	98,254
4.13%, 05/30/23(b)	300	302,574
4.63%, 04/29/24(b)	165	168,600
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	490	491,578
Hecla Mining Co., 6.88%, 05/01/21 (Call 05/01/19)	25	25,009
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 01/15/20)(b)(c)	105	107,881
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(b)	50	48,895
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/23(d)	200	212,176
6.53%, 11/15/28(d)	200	221,822
International Wire Group Inc., 10.75%, 08/01/21 (Call 08/01/19)(b)	25	22,434
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/19)(b)	75	77,449
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(b)	25	24,877
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	155	139,515
5.95%, 03/15/24 (Call 12/15/23)	125	128,680
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(d)	400	393,992
MMC Norilsk Nickel OJSC via MMC Finance DAC
3.85%, 04/08/22(d)	250	243,635
4.10%, 04/11/23(d)	250	243,100

Security	Par (000)	Value

Mining (continued)
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 5.55%, 10/28/20(d)	$200	$204,038
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/19)(b)	50	49,889
New Gold Inc.
6.25%, 11/15/22 (Call 11/15/19)(b)	50	46,130
6.38%, 05/15/25 (Call 05/15/20)(b)	50	42,131
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)	70	63,931
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	191	191,607
4.88%, 03/15/42 (Call 09/15/41)	170	169,774
6.25%, 10/01/39	205	234,190
Northwest Acquisitions ULC/Dominion Finco Inc., 7.13%, 11/01/22 (Call 11/01/19)(b)	125	124,581
Polyus Finance PLC, 5.25%, 02/07/23(d)	200	198,330
Rio Tinto Alcan Inc., 5.75%, 06/01/35	50	58,712
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	620	636,790
5.20%, 11/02/40	230	267,520
7.13%, 07/15/28	90	114,557
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	130	133,113
Southern Copper Corp.
3.50%, 11/08/22	30	29,828
3.88%, 04/23/25	65	64,328
5.25%, 11/08/42	155	154,233
5.38%, 04/16/20	2	2,054
5.88%, 04/23/45	160	168,987
6.75%, 04/16/40	75	86,061
7.50%, 07/27/35	50	60,547
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	50	46,217
5.40%, 02/01/43 (Call 08/01/42)	50	47,487
6.00%, 08/15/40 (Call 02/15/40)	75	76,102
6.13%, 10/01/35	75	78,364
6.25%, 07/15/41 (Call 01/15/41)	95	99,019
8.50%, 06/01/24 (Call 06/01/19)(b)	100	107,836
Vedanta Resources PLC
6.38%, 07/30/22(d)	200	193,438
7.13%, 05/31/23(d)	200	195,044
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	75	70,317

		14,323,584

Multi-National — 0.0%
Asian Development Bank, 2.63%, 01/30/24	250	250,483

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/19)	75	75,510
5.00%, 09/01/25 (Call 03/01/20)	105	104,523
5.50%, 12/01/24 (Call 06/01/24)	50	51,709
Lexmark International Inc., 7.13%, 03/15/20	50	41,686
Pitney Bowes Inc.
3.88%, 09/15/20	50	49,225
3.88%, 10/01/21 (Call 09/01/21)	75	73,354
4.38%, 05/15/22 (Call 04/15/22)	50	46,832
4.63%, 03/15/24 (Call 12/15/23)(c)	70	63,199
4.70%, 04/01/23 (Call 03/01/23)	50	46,075

209

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	$86	$81,786
3.80%, 05/15/24	25	22,347
4.07%, 03/17/22	25	24,259
4.50%, 05/15/21	100	100,261
6.75%, 12/15/39(c)	75	66,574

		847,340

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	100	101,384

Oil & Gas — 2.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (Call 12/15/19)(c)	55	38,133
Anadarko Finance Co., 7.50%, 05/01/31	203	246,397
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	100	90,820
4.85%, 03/15/21 (Call 02/15/21)	128	131,535
5.55%, 03/15/26 (Call 12/15/25)	125	133,930
6.20%, 03/15/40	45	50,057
6.45%, 09/15/36	325	369,626
6.60%, 03/15/46 (Call 09/15/45)	90	107,325
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(c)	75	72,380
5.13%, 12/01/22 (Call 06/01/19)	109	109,230
5.38%, 11/01/21 (Call 11/01/19)	75	75,475
5.63%, 06/01/23 (Call 06/01/19)	100	101,146
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	213	211,013
4.25%, 01/15/44 (Call 07/15/43)	70	59,562
4.38%, 10/15/28 (Call 07/15/28)	25	24,558
4.75%, 04/15/43 (Call 10/15/42)	108	97,100
5.10%, 09/01/40 (Call 03/01/40)	505	472,640
6.00%, 01/15/37	56	59,028
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(b)	75	72,447
10.00%, 04/01/22 (Call 04/01/20)(b)	106	113,280
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/19)(b)	50	49,250
5.63%, 06/01/24 (Call 06/01/19)(b)	50	44,903
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(b)	50	48,625
BG Energy Capital PLC, 4.00%, 10/15/21(b)	200	203,712
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	377	368,616
2.52%, 09/19/22 (Call 08/19/22)	50	49,013
2.75%, 05/10/23	150	147,793
3.02%, 01/16/27 (Call 10/16/26)	100	96,243
3.12%, 05/04/26 (Call 02/04/26)	75	73,019
3.22%, 11/28/23 (Call 09/28/23)	25	25,008
3.22%, 04/14/24 (Call 02/14/24)	100	99,751
3.25%, 05/06/22	140	140,899
3.59%, 04/14/27 (Call 01/14/27)	150	149,979
3.79%, 02/06/24 (Call 01/06/24)	25	25,721
3.80%, 09/21/25 (Call 07/21/25)	50	51,443
4.23%, 11/06/28 (Call 08/06/28)	50	52,909
4.50%, 10/01/20	152	156,017
4.74%, 03/11/21	50	51,919
BP Capital Markets PLC
2.32%, 02/13/20	400	397,900
2.50%, 11/06/22	75	73,770

Security	Par (000)	Value

Oil & Gas (continued)
3.06%, 03/17/22	$110	$110,164
3.28%, 09/19/27 (Call 06/19/27)	300	293,784
3.51%, 03/17/25	350	353,325
3.54%, 11/04/24	150	153,460
3.56%, 11/01/21	150	152,478
3.72%, 11/28/28 (Call 08/28/28)	150	152,251
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	195,454
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(b)	75	71,508
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/19)(b)(c)	236	190,719
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/19)	75	75,369
6.38%, 07/01/26 (Call 07/01/21)	50	50,168
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/19)(c)	100	93,665
7.63%, 01/15/22 (Call 01/15/20)	75	68,959
7.75%, 04/15/23 (Call 04/15/19)(c)	50	43,816
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	240	234,418
3.45%, 11/15/21 (Call 08/15/21)	105	105,006
3.85%, 06/01/27 (Call 03/01/27)	145	142,220
4.95%, 06/01/47 (Call 12/01/46)	90	93,845
6.25%, 03/15/38	55	63,362
6.75%, 02/01/39	250	301,320
7.20%, 01/15/32	85	102,472
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 04/15/19)(c)	100	98,810
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	175	168,478
4.25%, 04/15/27 (Call 01/15/27)	100	95,749
4.45%, 09/15/42 (Call 03/15/42)	75	62,396
6.75%, 11/15/39	335	354,624
Centennial Resource Production LLC, 5.38%, 01/15/26 (Call 01/15/21)(b)	25	24,071
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 07/15/20)(b)	80	62,421
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/19)	50	47,452
5.38%, 06/15/21 (Call 06/15/19)	25	24,243
5.75%, 03/15/23	50	46,930
6.13%, 02/15/21	100	100,288
7.00%, 10/01/24 (Call 04/01/21)(c)	105	102,547
7.50%, 10/01/26 (Call 10/01/21)	60	57,823
8.00%, 01/15/25 (Call 01/15/20)(c)	185	186,301
8.00%, 06/15/27 (Call 06/15/22)(c)	160	153,600
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	290	287,921
2.10%, 05/16/21 (Call 04/15/21)	225	222,066
2.36%, 12/05/22 (Call 09/05/22)	550	541,876
2.42%, 11/17/20 (Call 10/17/20)	125	124,470
2.43%, 06/24/20 (Call 05/24/20)	110	109,688
2.50%, 03/03/22 (Call 02/03/22)	150	148,896
2.57%, 05/16/23 (Call 03/16/23)	25	24,693
2.90%, 03/03/24 (Call 01/03/24)	200	199,080
2.95%, 05/16/26 (Call 02/16/26)	60	59,170
3.19%, 06/24/23 (Call 03/24/23)	50	50,631
3.33%, 11/17/25 (Call 08/17/25)	175	177,623
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)	450	434,241
Citgo Holding Inc., 10.75%, 02/15/20(d)	100	101,759

210

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CITGO Petroleum Corp., 6.25%, 08/15/22 (Call 08/15/19)(b)	$25	$24,633
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	400	415,576
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	400	390,904
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	195,250
CNOOC Finance 2015 USA LLC
4.38%, 05/02/28	200	208,172
3.50%, 05/05/25	200	198,264
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	205,900
4.88%, 04/30/44	200	216,796
CNPC General Capital Ltd., 3.95%, 04/19/22(b)	200	203,130
CNX Resources Corp., 5.88%, 04/15/22 (Call 04/15/19)	150	149,305
Comstock Resources Inc., 9.75%, 08/15/26
(Call 08/15/21)(b)	100	92,496
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	75	72,952
4.38%, 01/15/25 (Call 01/15/20)	220	221,584
4.85%, 08/15/48 (Call 02/15/48)	70	71,002
4.88%, 10/01/47 (Call 04/01/47)	117	118,960
ConocoPhillips
5.90%, 10/15/32	80	96,166
6.50%, 02/01/39	245	321,369
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	260	268,931
4.95%, 03/15/26 (Call 12/15/25)	230	252,206
5.95%, 03/15/46 (Call 09/15/45)	75	95,671
ConocoPhillips Holding Co., 6.95%, 04/15/29	223	283,025
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	275	271,656
4.38%, 01/15/28 (Call 10/15/27)	110	109,453
4.50%, 04/15/23 (Call 01/15/23)	100	101,840
4.90%, 06/01/44 (Call 12/01/43)	100	95,441
5.00%, 09/15/22 (Call 03/15/19)	385	386,929
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(b)	65	60,039
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(b)	125	120,222
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 11/01/19)	50	50,212
Denbury Resources Inc.
5.50%, 05/01/22 (Call 05/01/19)(c)	25	18,245
7.50%, 02/15/24 (Call 08/15/20)(b)	90	78,826
9.00%, 05/15/21 (Call 12/15/19)(b)	75	74,296
9.25%, 03/31/22 (Call 03/31/19)(b)	52	51,090
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	365	360,562
4.75%, 05/15/42 (Call 11/15/41)	163	151,359
5.00%, 06/15/45 (Call 12/15/44)	89	85,858
5.60%, 07/15/41 (Call 01/15/41)	83	85,230
5.85%, 12/15/25 (Call 09/15/25)	75	81,698
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	85	53,848
5.70%, 10/15/39	50	34,252
7.88%, 08/15/25 (Call 05/15/25)	80	75,600
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)(b)	100	100,262
4.75%, 11/01/24 (Call 11/01/19)	75	75,196
5.38%, 05/31/25 (Call 05/31/20)	35	35,906
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	200	209,658

Security	Par (000)	Value

Oil & Gas (continued)
Eclipse Resources Corp., 8.88%, 07/15/23 (Call 07/15/19)	$65	$59,475
Ecopetrol SA
4.13%, 01/16/25	350	341,740
5.38%, 06/26/26 (Call 03/26/26)	250	259,475
5.88%, 09/18/23	250	265,197
5.88%, 05/28/45	375	369,705
7.38%, 09/18/43	300	347,358
Empresa Nacional del Petroleo
3.75%, 08/05/26(d)	400	387,128
4.50%, 09/14/47 (Call 03/14/47)(d)	250	225,850
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	100	100,847
6.50%, 08/15/34	160	184,062
6.63%, 08/15/37	125	140,037
7.20%, 11/01/31	100	117,058
8.13%, 09/15/30	10	12,299
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	75	78,280
5.75%, 01/30/28 (Call 01/30/23)(b)	50	53,175
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	50	50,141
Eni SpA
Series 0000, 5.70%, 10/01/40(b)	100	102,730
Series X-R, 4.00%, 09/12/23(b)	225	226,150
Series X-R, 4.75%, 09/12/28(b)	200	201,762
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	150	111,325
5.20%, 03/15/25 (Call 12/15/24)	75	55,845
5.75%, 10/01/44 (Call 04/01/44)	125	81,889
7.75%, 02/01/26 (Call 11/01/25)	150	120,690
8.00%, 01/31/24 (Call 10/31/23)	37	32,551
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	99,388
3.15%, 04/01/25 (Call 01/01/25)	50	49,182
3.90%, 04/01/35 (Call 10/01/34)	150	147,273
4.10%, 02/01/21	125	127,607
4.15%, 01/15/26 (Call 10/15/25)	50	52,240
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/19)	50	19,769
7.75%, 05/15/26 (Call 05/15/21)(b)	160	147,392
8.00%, 11/29/24 (Call 11/30/19)(b)(c)	50	39,751
8.00%, 02/15/25 (Call 02/15/20)(b)(c)	80	39,617
9.38%, 05/01/20 (Call 03/25/19)	50	39,869
9.38%, 05/01/24 (Call 05/01/20)(b)	125	66,636
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	27	26,382
3.00%, 10/01/22 (Call 09/01/22)	120	115,219
3.90%, 10/01/27 (Call 07/01/27)	190	172,024
4.88%, 11/15/21	145	147,842
Equinor ASA
2.45%, 01/17/23	407	401,794
2.65%, 01/15/24	485	479,893
2.75%, 11/10/21	300	299,922
3.15%, 01/23/22	390	395,772
3.25%, 11/10/24	150	152,788
3.63%, 09/10/28 (Call 06/10/28)	294	300,794
3.70%, 03/01/24	400	413,504
3.95%, 05/15/43	130	128,322
4.25%, 11/23/41	25	25,669
4.80%, 11/08/43	115	127,827
5.10%, 08/17/40	234	267,731

211

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(b)	$100	$83,307
7.38%, 05/15/24 (Call 05/15/20)(b)	50	46,323
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	50	49,625
2.22%, 03/01/21 (Call 02/01/21)	295	292,835
2.40%, 03/06/22 (Call 01/06/22)	225	223,495
2.71%, 03/06/25 (Call 12/06/24)	375	368,670
2.73%, 03/01/23 (Call 01/01/23)	175	175,364
3.04%, 03/01/26 (Call 12/01/25)	300	297,780
3.57%, 03/06/45 (Call 09/06/44)	125	120,730
4.11%, 03/01/46 (Call 09/01/45)	255	267,735
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(d)	200	204,144
6.00%, 01/23/21(d)	200	207,740
7.29%, 08/16/37(d)	400	459,628
8.63%, 04/28/34(d)	100	126,508
Global Marine Inc., 7.00%, 06/01/28(c)	50	43,860
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 03/31/19)(b)	25	22,388
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)	50	46,985
6.38%, 05/15/25 (Call 05/15/20)	60	56,787
6.38%, 01/15/26 (Call 01/15/21)	75	69,745
6.63%, 05/01/23 (Call 05/01/19)	50	49,343
Halcon Resources Corp., 6.75%, 02/15/25 (Call 02/15/20)	65	49,970
Harvest Operations Corp.
3.00%, 09/21/22(d)	200	197,368
4.20%, 06/01/23 (Call 05/01/23)(d)	200	206,076
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	75	72,328
5.60%, 02/15/41	258	248,973
5.80%, 04/01/47 (Call 10/01/46)	50	48,995
7.13%, 03/15/33	50	55,563
7.30%, 08/15/31	125	140,291
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26 (Call 02/15/21)(b)	95	94,196
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 10/15/19)	50	47,722
8.75%, 06/15/25 (Call 06/15/20)	25	24,252
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(b)	75	71,250
5.75%, 10/01/25 (Call 04/01/20)(b)	50	48,861
6.25%, 11/01/28 (Call 11/01/23)(b)	45	44,076
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	240	249,118
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	50	50,279
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(b)	85	74,368
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)(b)	70	68,354
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(b)	75	55,711
Jones Energy Holdings LLC/Jones Energy Finance Corp., 9.25%, 03/15/23 (Call 03/15/20)(b)	50	38,965
KazMunayGas National Co. JSC
3.88%, 04/19/22(d)	600	599,022
5.38%, 04/24/30(d)	200	207,068
6.38%, 10/24/48(d)	200	213,836

Security	Par (000)	Value

Oil & Gas (continued)
Kerr-McGee Corp.
6.95%, 07/01/24	$25	$28,245
7.88%, 09/15/31	110	136,583
Korea National Oil Corp., 4.00%, 01/23/24(d)	200	205,332
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/20)(c)	75	72,388
6.25%, 03/15/23 (Call 03/15/19)	50	47,787
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(b)	25	23,631
Lukoil International Finance BV
4.56%, 04/24/23(d)	400	399,832
4.75%, 11/02/26(d)	400	397,952
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(b)	50	49,378
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	25	24,718
2.80%, 11/01/22 (Call 08/01/22)	277	268,684
4.40%, 07/15/27 (Call 04/15/27)	125	125,456
5.20%, 06/01/45 (Call 12/01/44)	180	181,035
6.60%, 10/01/37	95	108,077
6.80%, 03/15/32	50	57,481
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	55	55,229
3.63%, 09/15/24 (Call 06/15/24)	135	133,061
3.80%, 04/01/28 (Call 01/01/28)(b)	100	95,539
4.50%, 04/01/48 (Call 10/01/47)(b)	60	53,606
4.75%, 12/15/23 (Call 10/15/23)(b)	60	62,237
4.75%, 09/15/44 (Call 03/15/44)	150	139,065
5.13%, 03/01/21	135	140,048
5.13%, 12/15/26 (Call 09/15/26)(b)	80	82,960
5.38%, 10/01/22 (Call 10/01/19)(b)	600	607,140
5.85%, 12/15/45 (Call 06/15/45)	100	100,202
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	105	105,220
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/19)(b)	100	88,517
6.50%, 01/15/25 (Call 01/15/20)(b)	75	73,681
7.00%, 03/31/24 (Call 09/30/19)(b)	100	88,275
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/21)(b)	425	380,532
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	110	116,536
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	75	73,589
5.75%, 08/15/25 (Call 08/18/20)	75	75,352
5.88%, 12/01/42 (Call 06/01/42)	50	40,528
6.88%, 08/15/24 (Call 08/15/19)	50	52,475
7.05%, 05/01/29	50	51,186
Murphy Oil USA Inc.
5.63%, 05/01/27 (Call 05/01/22)	50	49,251
6.00%, 08/15/23 (Call 08/15/19)	50	51,260
Nabors Industries Inc.
4.63%, 09/15/21	100	95,345
5.00%, 09/15/20	50	49,501
5.10%, 09/15/23 (Call 06/15/23)	50	43,446
5.50%, 01/15/23 (Call 11/15/22)	100	91,113
5.75%, 02/01/25 (Call 11/01/24)	100	87,009
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	75	77,084
5.63%, 07/01/24	175	183,216
5.75%, 01/30/22	75	77,987
Nexen Energy ULC, 7.88%, 03/15/32	30	41,016

212

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Nexen Inc.
6.40%, 05/15/37	$300	$374,460
7.50%, 07/30/39	150	211,042
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	125	118,505
3.90%, 11/15/24 (Call 08/15/24)	150	147,240
4.15%, 12/15/21 (Call 09/15/21)	375	379,920
4.95%, 08/15/47 (Call 02/15/47)	75	69,691
5.25%, 11/15/43 (Call 05/15/43)	125	118,601
6.00%, 03/01/41 (Call 09/01/40)	81	83,727
Noble Holding International Ltd.
5.25%, 03/15/42	50	29,583
6.05%, 03/01/41	50	30,791
6.20%, 08/01/40	75	46,509
7.75%, 01/15/24 (Call 10/15/23)(c)	80	67,228
7.88%, 02/01/26 (Call 02/01/21)(b)	50	46,794
7.95%, 04/01/25 (Call 01/01/25)	75	60,445
8.95%, 04/01/45 (Call 10/01/44)	50	39,593
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 07/25/19)(d)	200	131,626
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(b)(c)	15	14,224
6.88%, 03/15/22 (Call 09/15/19)	119	118,357
6.88%, 01/15/23 (Call 07/15/19)	75	74,161
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	350	345,544
3.13%, 02/15/22 (Call 11/15/21)	100	100,545
3.40%, 04/15/26 (Call 01/15/26)	325	325,530
4.20%, 03/15/48 (Call 09/15/47)	65	65,181
4.40%, 04/15/46 (Call 10/15/45)	410	422,226
4.63%, 06/15/45 (Call 12/15/44)	75	79,169
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	225	229,972
Oil and Gas Holding Co. BSCC (The), 8.38%, 11/07/28(d)	200	214,174
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	189,716
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	800	759,760
Pacific Drilling SA, 8.38%, 10/01/23(b)	85	84,356
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(b)	25	23,182
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(b)	50	47,866
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	50	49,498
5.38%, 01/15/25 (Call 01/15/20)(b)	50	49,636
5.63%, 10/15/27 (Call 10/15/22)(b)	100	99,235
6.25%, 06/01/24 (Call 06/01/19)(b)	125	128,066
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	145	130,952
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/19)	75	75,282
7.25%, 06/15/25 (Call 06/15/20)	100	99,859
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	55	51,707
6.13%, 09/15/24 (Call 09/15/19)	75	73,288
Pertamina Persero PT
4.88%, 05/03/22(d)	200	206,620
6.00%, 05/03/42(d)	200	211,192
6.45%, 05/30/44(d)	200	222,486
6.50%, 05/27/41(d)	200	222,816
6.50%, 11/07/48(d)	200	223,926

Security	Par (000)	Value

Oil & Gas (continued)
Petrobras Global Finance BV
4.38%, 05/20/23	$345	$344,079
5.30%, 01/27/25	353	353,265
5.38%, 01/27/21	80	82,315
5.75%, 02/01/29	350	343,024
6.00%, 01/27/28	1,000	998,330
6.25%, 03/17/24	300	316,518
6.85%, 06/05/15	200	193,988
7.25%, 03/17/44	200	210,500
7.38%, 01/17/27	279	303,145
8.38%, 05/23/21	190	208,787
8.75%, 05/23/26	853	1,001,166
Petro-Canada, 6.80%, 05/15/38	250	310,010
Petroleos del Peru SA, 5.63%, 06/19/47(d)	400	406,408
Petroleos Mexicanos
3.50%, 01/30/23	270	247,374
4.25%, 01/15/25	15	13,308
4.50%, 01/23/26	190	166,628
4.88%, 01/18/24	400	378,752
5.38%, 03/13/22	400	395,180
5.50%, 01/21/21	399	401,179
5.50%, 06/27/44	200	158,312
5.63%, 01/23/46	700	555,037
6.00%, 03/05/20	223	227,270
6.35%, 02/12/48	200	167,220
6.38%, 02/04/21	429	434,624
6.38%, 01/23/45	250	213,750
6.42%, 03/11/22, (3 mo. LIBOR US + 3.650%)(a)	400	403,788
6.50%, 03/13/27	370	355,226
6.50%, 01/23/29	200	188,466
6.50%, 06/02/41	845	734,347
6.63%, 06/15/35	255	230,706
6.63%, 06/15/38	350	312,144
6.75%, 09/21/47	230	200,263
6.88%, 08/04/26	300	297,345
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	115	146,433
Petronas Capital Ltd.
3.50%, 03/18/25(d)	600	606,558
4.50%, 03/18/45(d)	300	315,552
Petronas Global Sukuk Ltd., 2.71%, 03/18/20(d)	200	198,894
Phillips 66
3.90%, 03/15/28 (Call 03/15/28)	90	90,095
4.30%, 04/01/22	300	311,016
4.65%, 11/15/34 (Call 05/15/34)	154	159,783
4.88%, 11/15/44 (Call 05/15/44)	500	517,300
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	25	25,063
3.95%, 07/15/22 (Call 04/15/22)	100	101,536
4.45%, 01/15/26 (Call 10/15/25)	100	104,430
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	50	42,495
6.50%, 12/15/21 (Call 12/15/19)	23	22,242
7.13%, 01/15/26 (Call 11/15/20)(b)	100	91,546
7.75%, 12/15/23 (Call 12/15/19)	25	24,212
PTT PCL, 4.50%, 10/25/42(d)	400	378,804
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	450	380,434
5.13%, 10/06/24 (Call 10/06/20)(b)	400	352,316

213

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	$75	$72,437
5.38%, 10/01/22 (Call 07/01/22)	50	49,217
5.63%, 03/01/26 (Call 12/01/25)	75	72,016
6.88%, 03/01/21	50	51,772
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	100	90,547
5.00%, 08/15/22 (Call 05/15/22)	50	48,636
5.00%, 03/15/23 (Call 12/15/22)(c)	75	71,298
5.75%, 06/01/21 (Call 03/01/21)	50	50,299
5.88%, 07/01/22 (Call 04/01/22)	47	47,069
Reliance Holdings USA Inc., 5.40%, 02/14/22(d)	500	520,805
Reliance Industries Ltd., 4.88%, 02/10/45(d)	250	248,137
Resolute Energy Corp., 8.50%, 05/01/20 (Call 03/04/19)	55	55,154
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	50	40,046
4.88%, 06/01/22 (Call 03/01/22)	75	66,456
5.40%, 12/01/42 (Call 06/01/42)	50	31,500
5.85%, 01/15/44 (Call 07/15/43)	50	32,686
7.38%, 06/15/25 (Call 03/15/25)	75	64,639
Sable Permian Resources Land LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 07/31/19)(b)(c)	100	34,421
8.00%, 06/15/20 (Call 06/15/19)(b)	25	22,250
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/19)	150	26,685
7.25%, 02/15/23 (Call 02/15/20)(b)(c)	50	42,292
7.75%, 06/15/21 (Call 06/15/19)	40	7,800
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(b)	75	72,408
6.75%, 05/01/23 (Call 05/01/19)(b)	50	50,946
6.88%, 06/30/23 (Call 06/30/19)(b)	100	101,153
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(d)	105	95,260
Shell International Finance BV
1.75%, 09/12/21	280	273,118
1.88%, 05/10/21	75	73,594
2.13%, 05/11/20	555	551,376
2.25%, 11/10/20	125	124,091
2.25%, 01/06/23	59	57,637
2.38%, 08/21/22	25	24,692
2.50%, 09/12/26	125	118,900
2.88%, 05/10/26	50	48,804
3.25%, 05/11/25	325	327,831
3.40%, 08/12/23	142	145,265
3.50%, 11/13/23 (Call 10/13/23)	50	51,282
3.63%, 08/21/42	25	23,766
3.75%, 09/12/46	110	106,208
3.88%, 11/13/28 (Call 08/23/28)	230	240,962
4.00%, 05/10/46	130	130,979
4.13%, 05/11/35	55	56,889
4.38%, 03/25/20	280	285,326
4.38%, 05/11/45	561	597,078
4.55%, 08/12/43	50	54,083
5.50%, 03/25/40	107	128,446
6.38%, 12/15/38	175	230,407
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(d)	200	196,206
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(b)	200	202,810
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(d)	200	206,738

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(d)	$400	$413,580
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 04/28/20(d)	200	198,380
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(d)	200	192,952
2.75%, 09/29/26(d)	200	184,916
3.50%, 05/03/26(d)	200	195,110
Sinopec Group Overseas Development 2017 Ltd.
2.38%, 04/12/20(d)	200	198,066
2.50%, 09/13/22(d)	250	241,925
3.00%, 04/12/22(d)	200	197,220
3.63%, 04/12/27(d)	200	196,158
4.25%, 04/12/47(d)	400	393,372
Sinopec Group Overseas Development 2018 Ltd., 3.75%, 09/12/23(d)	200	201,730
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/19)(c)	75	71,064
5.63%, 06/01/25 (Call 06/01/20)(c)	50	47,772
6.13%, 11/15/22 (Call 11/15/19)	175	175,355
6.63%, 01/15/27 (Call 01/15/22)	55	53,685
6.75%, 09/15/26 (Call 09/15/21)(c)	50	49,240
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	100	97,327
7.50%, 04/01/26 (Call 04/01/21)	75	77,068
7.75%, 10/01/27 (Call 10/01/22)	50	51,421
SRC Energy Inc., 6.25%, 12/01/25 (Call 12/01/20)	75	66,557
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	150	150,564
4.00%, 11/15/47 (Call 05/15/47)	85	78,684
5.95%, 12/01/34	125	142,507
6.50%, 06/15/38	65	79,028
6.85%, 06/01/39	75	93,641
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26 (Call 02/15/21)	100	98,705
Series WI, 5.88%, 03/15/28 (Call 03/15/23)	75	73,471
Tosco Corp., 8.13%, 02/15/30	50	67,599
Total Capital International SA
2.70%, 01/25/23	50	49,651
2.75%, 06/19/21	50	50,041
2.88%, 02/17/22	175	175,740
3.70%, 01/15/24	15	15,478
3.75%, 04/10/24	155	160,175
Total Capital SA
3.88%, 10/11/28	250	260,747
4.45%, 06/24/20	120	122,840
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	76	75,955
Transocean Inc.
6.80%, 03/15/38	125	94,019
7.25%, 11/01/25 (Call 11/01/21)(b)	100	94,358
7.50%, 01/15/26 (Call 01/15/21)(b)	75	71,286
7.50%, 04/15/31	125	102,975
8.38%, 12/15/21	150	155,629
9.00%, 07/15/23 (Call 07/15/20)(b)	100	104,247
9.35%, 12/15/41	25	23,680
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(b)	10	10,037
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	30	30,525

214

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Trinidad Drilling Ltd., 6.63%, 02/15/25 (Call 02/15/20)(b)	$30	$30,324
Tullow Oil PLC, 6.25%, 04/15/22 (Call 04/15/19)(b)	200	197,162
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)(b)	25	9,978
7.13%, 04/15/25 (Call 04/15/20)(b)	50	15,000
Unit Corp., 6.63%, 05/15/21 (Call 05/15/19)	100	94,584
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	520	495,206
4.90%, 03/15/45	225	227,650
6.13%, 02/01/20	35	35,985
6.63%, 06/15/37	105	122,685
7.50%, 04/15/32	142	177,315
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(b)	100	82,941
9.75%, 04/15/23 (Call 10/15/20)(b)	50	41,731
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(b)	85	82,538
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	119	119,458
6.25%, 04/01/23 (Call 01/01/23)(c)	50	49,492
6.63%, 01/15/26 (Call 10/15/25)	130	127,347
WildHorse Resource Development Corp., 6.88%, 02/01/25 (Call 02/01/20)	70	70,939
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	155	150,125
3.70%, 09/15/26 (Call 06/15/26)(b)	140	133,214
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	100	98,572
5.75%, 06/01/26 (Call 06/01/21)	40	39,822
6.00%, 01/15/22 (Call 10/15/21)	69	70,297
8.25%, 08/01/23 (Call 06/01/23)	25	27,846
YPF SA
6.95%, 07/21/27(c)(d)	98	87,916
8.50%, 03/23/21(c)(d)	200	203,506
8.50%, 07/28/25(d)	201	196,900
8.75%, 04/04/24(d)	200	201,464

		75,956,485

Oil & Gas Services — 0.2%
Apergy Corp., 6.38%, 05/01/26 (Call 05/01/21)	40	39,391
Archrock Partners LP/Archrock Partners Finance Corp., 6.00%, 10/01/22 (Call 04/01/19)	50	48,911
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	115	115,961
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	25	24,414
3.34%, 12/15/27 (Call 09/15/27)	75	70,727
4.08%, 12/15/47 (Call 06/15/47)	60	52,910
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(b)	50	42,848
Bristow Group Inc.
6.25%, 10/15/22 (Call 10/15/19)	50	23,195
8.75%, 03/01/23 (Call 03/01/20)(b)	50	41,815
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(b)	85	63,975
COSL Singapore Capital Ltd., 4.50%, 07/30/25(d)	200	203,322
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(b)	65	61,906
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 05/01/20)	100	98,250
Forum Energy Technologies Inc., 6.25%, 10/01/21 (Call 10/01/19)	75	66,345
FTS International Inc., 6.25%, 05/01/22 (Call 05/01/19)	50	46,845

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	$325	$328,019
3.80%, 11/15/25 (Call 08/15/25)	225	226,379
4.75%, 08/01/43 (Call 02/01/43)	35	35,203
4.85%, 11/15/35 (Call 05/15/35)	100	102,868
5.00%, 11/15/45 (Call 05/15/45)	470	488,429
6.70%, 09/15/38	125	154,755
Hi-Crush Partners LP, 9.50%, 08/01/26 (Call 08/01/21)(b)(c)	65	51,356
KCA Deutag UK Finance PLC, 9.88%, 04/01/22 (Call 04/01/20)(b)	200	157,950
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(b)	25	25,396
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(b)	145	129,717
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	436	419,336
3.95%, 12/01/42 (Call 06/01/42)	65	53,032
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(b)	45	45,113
Oceaneering International Inc.
4.65%, 11/15/24 (Call 09/30/24)	50	42,600
6.00%, 02/01/28 (Call 11/01/27)	50	42,983
Schlumberger Finance Canada Ltd.
2.20%, 11/20/20(b)	500	491,545
2.65%, 11/20/22 (Call 10/20/22)(b)	250	245,512
Schlumberger Holdings Corp.
3.00%, 12/21/20 (Call 11/21/20)(b)	195	194,356
3.75%, 05/01/24 (Call 04/01/24)(b)	70	70,444
4.00%, 12/21/25 (Call 09/21/25)(b)	180	182,691
4.30%, 05/01/29 (Call 02/01/29)(b)	100	101,696
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)(b)	125	125,326
3.65%, 12/01/23 (Call 09/01/23)	13	13,344
SESI LLC
7.13%, 12/15/21 (Call 12/15/19)	25	22,222
7.75%, 09/15/24 (Call 09/15/20)	100	79,035
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(b)	60	62,489
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(b)	100	100,600
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 04/01/21)	90	89,930
Weatherford International LLC
6.80%, 06/15/37	25	14,392
9.88%, 03/01/25(c)	75	48,307
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(c)	200	127,000
5.95%, 04/15/42 (Call 10/17/41)(c)	25	14,182
6.75%, 09/15/40	25	14,284
7.00%, 03/15/38	100	57,490
7.75%, 06/15/21 (Call 05/15/21)(c)	100	85,279
8.25%, 06/15/23 (Call 03/15/23)	45	28,815
9.88%, 02/15/24 (Call 11/15/23)(c)	125	81,266
9.88%, 03/01/39	25	15,158

		5,569,314

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(b)	100	101,123

215

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
ARD Finance SA (7.88% PIK), 7.13%, 09/15/23 (Call 09/15/19)(e)	$200	$192,844
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)(b)	200	200,702
6.00%, 02/15/25 (Call 02/15/20)(b)	200	194,472
7.25%, 05/15/24 (Call 05/15/19)(b)	200	206,934
Ball Corp.
4.00%, 11/15/23	125	125,395
4.38%, 12/15/20	100	101,381
4.88%, 03/15/26 (Call 12/15/25)	100	101,672
5.00%, 03/15/22	100	103,284
5.25%, 07/01/25	100	104,697
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	25	22,834
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(b)	65	61,363
5.13%, 07/15/23 (Call 07/15/19)	50	50,136
5.50%, 05/15/22 (Call 05/15/19)	75	75,435
6.00%, 10/15/22 (Call 10/15/19)	50	51,145
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(b)	100	97,658
7.25%, 04/15/25 (Call 04/15/20)(b)	200	184,582
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	150	150,436
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	100	95,069
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	100	97,800
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/20)(b)	50	46,803
7.88%, 07/15/26 (Call 07/15/21)(b)	55	52,241
Graphic Packaging International LLC
4.13%, 08/15/24 (Call 05/15/24)(c)	51	49,029
4.88%, 11/15/22 (Call 08/15/22)	50	50,555
Greif Inc., 6.50%, 03/01/27(b)	40	40,206
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(b)	50	50,048
Multi-Color Corp.
4.88%, 11/01/25 (Call 11/01/20)(b)	75	71,244
6.13%, 12/01/22 (Call 12/01/19)(b)	50	50,429
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(b)	75	75,805
5.88%, 08/15/23(b)	150	155,565
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)	75	71,194
3.65%, 09/15/24 (Call 06/15/24)	100	99,084
4.50%, 11/01/23 (Call 08/01/23)	100	103,351
Pactiv LLC, 7.95%, 12/15/25	50	49,128
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(b)	100	90,432
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(b)	215	215,563
5.75%, 10/15/20 (Call 10/15/19)	388	389,070
7.00%, 07/15/24 (Call 07/15/19)(b)	150	153,430
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(b)	100	101,135
5.13%, 12/01/24 (Call 09/01/24)(b)	75	75,910
5.25%, 04/01/23 (Call 01/01/23)(b)	75	76,511
5.50%, 09/15/25 (Call 06/15/25)(b)	75	76,721
6.88%, 07/15/33(b)	25	25,304
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	75	81,000

Security	Par (000)	Value

Packaging & Containers (continued)
W/S Packaging Holdings Inc., 9.00%, 04/15/23 (Call 04/15/20)(b)	$25	$25,187
WestRock MWV LLC
7.95%, 02/15/31	60	76,140
8.20%, 01/15/30	75	96,086
WestRock RKT LLC, 4.90%, 03/01/22	50	51,503
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(b)	175	165,982
4.00%, 03/15/28 (Call 12/15/27)(b)	150	146,502
4.65%, 03/15/26 (Call 01/15/26)(b)	105	108,081
4.90%, 03/15/29 (Call 12/15/28)(b)	125	130,046

		5,368,247

Pharmaceuticals — 1.4%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	75	73,675
2.50%, 05/14/20 (Call 04/14/20)	435	432,081
2.90%, 11/06/22	225	222,129
3.20%, 11/06/22 (Call 09/06/22)	145	144,685
3.20%, 05/14/26 (Call 02/14/26)	275	260,411
3.38%, 11/14/21	150	151,027
3.60%, 05/14/25 (Call 02/14/25)	300	296,358
4.25%, 11/14/28 (Call 08/14/28)	230	228,723
4.30%, 05/14/36 (Call 11/14/35)	165	151,863
4.40%, 11/06/42	325	293,231
4.45%, 05/14/46 (Call 11/14/45)	235	211,025
4.50%, 05/14/35 (Call 11/14/34)	135	127,545
4.70%, 05/14/45 (Call 11/14/44)	300	279,207
4.88%, 11/14/48 (Call 05/14/48)	125	119,599
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	70	69,264
4.63%, 10/01/42 (Call 04/01/42)	50	47,719
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	810	809,376
3.45%, 03/15/22 (Call 01/15/22)	690	688,344
3.80%, 03/15/25 (Call 12/15/24)	500	497,815
4.55%, 03/15/35 (Call 09/15/34)	300	288,465
4.75%, 03/15/45 (Call 09/15/44)	50	48,481
4.85%, 06/15/44 (Call 12/15/43)	350	337,876
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	175	168,950
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	100	103,784
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	96,408
3.40%, 05/15/24 (Call 02/15/24)	50	49,023
3.45%, 12/15/27 (Call 09/15/27)	125	118,449
4.25%, 03/01/45 (Call 09/01/44)	20	17,279
4.30%, 12/15/47 (Call 06/15/47)	150	130,209
AstraZeneca PLC
2.38%, 11/16/20	345	341,322
2.38%, 06/12/22 (Call 05/12/22)	25	24,355
3.38%, 11/16/25	425	416,785
3.50%, 08/17/23 (Call 07/17/23)	50	50,377
4.00%, 01/17/29 (Call 10/17/28)	75	75,788
4.00%, 09/18/42	200	185,092
4.38%, 11/16/45	200	194,530
6.45%, 09/15/37	300	367,680
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/01/19)(b)	125	121,546
5.50%, 11/01/25 (Call 11/01/20)(b)	180	179,042
5.63%, 12/01/21 (Call 03/04/19)(b)	117	117,029
5.88%, 05/15/23 (Call 05/15/19)(b)	405	396,341

216

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.13%, 04/15/25 (Call 04/15/20)(b)	$400	$377,572
6.50%, 03/15/22 (Call 03/15/19)(b)	205	211,845
7.00%, 03/15/24 (Call 03/15/20)(b)	250	262,972
9.00%, 12/15/25 (Call 12/15/21)(b)	190	202,838
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	564	543,262
3.50%, 06/25/21 (Call 05/25/21)(b)	250	249,602
3.88%, 12/15/23 (Call 11/15/23)(b)	250	249,677
4.20%, 07/15/34 (Call 01/15/34)(b)	200	177,584
4.25%, 12/15/25 (Call 10/15/25)(b)	100	99,608
4.38%, 12/15/28 (Call 09/15/28)(b)	250	245,467
4.40%, 07/15/44 (Call 01/15/44)(b)	179	155,005
4.70%, 07/15/64 (Call 01/15/64)(b)	75	61,458
4.88%, 06/25/48 (Call 12/25/47)(b)	200	187,950
Bristol-Myers Squibb Co.
2.00%, 08/01/22	132	127,805
3.25%, 02/27/27	275	264,575
3.25%, 08/01/42	50	41,063
4.50%, 03/01/44 (Call 09/01/43)	100	99,603
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	260	251,792
3.08%, 06/15/24 (Call 04/15/24)	125	119,237
3.41%, 06/15/27 (Call 03/15/27)	145	134,457
3.75%, 09/15/25 (Call 06/15/25)	177	173,786
4.37%, 06/15/47 (Call 12/15/46)	300	256,335
4.60%, 03/15/43	55	47,988
Cigna Corp.
3.40%, 09/17/21(b)	100	100,408
4.13%, 11/15/25 (Call 09/15/25)(b)	500	510,675
4.38%, 10/15/28 (Call 07/16/28)(b)	25	25,670
4.80%, 08/15/38 (Call 02/15/38)(b)	200	204,194
Cigna Crop., 4.90%, 12/15/48 (Call 06/15/48)(b)	400	409,100
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	375	365,857
2.75%, 12/01/22 (Call 09/01/22)	250	244,597
2.80%, 07/20/20 (Call 06/20/20)	325	323,674
2.88%, 06/01/26 (Call 03/01/26)	255	238,185
3.13%, 03/09/20	100	100,089
3.35%, 03/09/21	335	336,417
3.38%, 08/12/24 (Call 05/12/24)	100	98,355
3.50%, 07/20/22 (Call 05/20/22)	225	227,140
3.70%, 03/09/23 (Call 02/09/23)	375	378,244
3.88%, 07/20/25 (Call 04/20/25)	615	618,235
4.00%, 12/05/23 (Call 09/05/23)	185	188,976
4.10%, 03/25/25 (Call 01/25/25)	500	508,945
4.30%, 03/25/28 (Call 12/25/27)	800	810,808
4.78%, 03/25/38 (Call 09/25/37)	750	751,395
4.88%, 07/20/35 (Call 01/20/35)	235	237,834
5.05%, 03/25/48 (Call 09/25/47)	799	821,148
5.13%, 07/20/45 (Call 01/20/45)	205	211,539
5.30%, 12/05/43 (Call 06/05/43)	50	52,249
6.25%, 06/01/27	45	51,147
Elanco Animal Health Inc.
3.91%, 08/27/21(b)	65	65,278
4.27%, 08/28/23 (Call 07/28/23)(b)	95	96,273
4.90%, 08/28/28 (Call 05/28/28)(b)	85	88,090
Eli Lilly & Co.
2.35%, 05/15/22	15	14,784
2.75%, 06/01/25 (Call 03/01/25)	250	244,977
3.10%, 05/15/27 (Call 02/15/27)	140	137,633

Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/01/45 (Call 09/01/44)	$130	$125,016
3.95%, 05/15/47 (Call 11/15/46)	75	75,253
5.55%, 03/15/37	20	23,592
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	200	193,292
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 02/01/25 (Call 02/01/20)(b)	200	154,764
Endo Finance LLC, 5.75%, 01/15/22 (Call 01/15/20)(b)	75	68,509
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/19)(b)	200	163,220
7.25%, 01/15/22 (Call 07/15/19)(b)	75	70,634
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	225	220,345
3.40%, 03/01/27 (Call 12/01/26)	160	153,917
3.50%, 06/15/24 (Call 03/15/24)	50	49,679
3.90%, 02/15/22	275	278,927
4.50%, 02/25/26 (Call 11/27/25)	260	268,835
4.75%, 11/15/21	160	166,158
4.80%, 07/15/46 (Call 01/15/46)	350	351,683
6.13%, 11/15/41	105	121,174
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	35	34,684
3.38%, 05/15/23	250	253,600
3.63%, 05/15/25	210	214,870
3.88%, 05/15/28	400	415,188
4.20%, 03/18/43	25	25,425
5.38%, 04/15/34	25	28,984
6.38%, 05/15/38	259	329,495
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	175	175,066
3.13%, 05/14/21	250	251,880
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(b)	50	50,733
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	200	196,588
1.95%, 11/10/20	3	2,968
2.05%, 03/01/23 (Call 01/01/23)	50	48,771
2.45%, 03/01/26 (Call 12/01/25)	255	244,219
2.63%, 01/15/25 (Call 11/15/24)	50	49,553
2.90%, 01/15/28 (Call 10/15/27)	307	299,571
2.95%, 03/03/27 (Call 12/03/26)	85	83,712
3.38%, 12/05/23	150	154,525
3.50%, 01/15/48 (Call 07/15/47)	10	9,574
3.55%, 03/01/36 (Call 09/01/35)	150	147,697
3.63%, 03/03/37 (Call 09/03/36)	140	139,219
3.70%, 03/01/46 (Call 09/01/45)	455	451,251
3.75%, 03/03/47 (Call 09/03/46)	200	199,982
4.38%, 12/05/33 (Call 06/05/33)	45	49,243
4.95%, 05/15/33	25	28,899
5.95%, 08/15/37	85	108,623
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	150	150,402
3.95%, 02/16/28 (Call 11/16/27)(c)	85	83,403
4.75%, 05/30/29 (Call 02/28/29)	150	154,845
Mead Johnson Nutrition Co.
3.00%, 11/15/20	167	166,985
4.13%, 11/15/25 (Call 08/15/25)	225	234,538
Merck & Co. Inc.
2.35%, 02/10/22	140	138,690
2.40%, 09/15/22 (Call 03/15/22)	145	143,746
2.75%, 02/10/25 (Call 11/10/24)	425	416,700

217

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.80%, 05/18/23	$170	$169,949
3.70%, 02/10/45 (Call 08/10/44)	165	162,073
3.88%, 01/15/21 (Call 10/15/20)	30	30,623
4.15%, 05/18/43	400	417,612
6.55%, 09/15/37	100	135,425
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	300	287,562
5.40%, 11/29/43 (Call 05/29/43)	73	65,009
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	340	333,829
3.95%, 06/15/26 (Call 03/15/26)	205	193,666
5.25%, 06/15/46 (Call 12/15/45)	245	217,570
Novartis Capital Corp.
1.80%, 02/14/20	55	54,531
2.40%, 05/17/22 (Call 04/17/22)	380	374,878
2.40%, 09/21/22	100	98,554
3.00%, 11/20/25 (Call 08/20/25)	150	149,007
3.10%, 05/17/27 (Call 02/17/27)	200	198,188
3.40%, 05/06/24	60	61,288
4.00%, 11/20/45 (Call 05/20/45)	50	51,614
4.40%, 05/06/44	335	367,120
NVA Holdings Inc./United States, 6.88%, 04/01/26 (Call 04/01/21)(b)	25	23,850
Owens & Minor Inc.
3.88%, 09/15/21	50	43,337
4.38%, 12/15/24 (Call 09/15/24)	50	38,190
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	185,442
4.38%, 03/15/26 (Call 12/15/25)	225	208,667
Pfizer Inc.
2.20%, 12/15/21	100	98,747
2.75%, 06/03/26	275	268,471
3.00%, 09/15/21	50	50,484
3.00%, 06/15/23	173	175,014
3.00%, 12/15/26	259	255,079
3.20%, 09/15/23 (Call 08/15/23)	50	50,805
3.40%, 05/15/24	50	50,897
3.60%, 09/15/28 (Call 06/15/28)	50	50,994
4.00%, 12/15/36	20	20,526
4.13%, 12/15/46	150	156,289
4.30%, 06/15/43	70	74,038
4.40%, 05/15/44	135	144,871
5.60%, 09/15/40	25	30,218
5.80%, 08/12/23	350	391,345
7.20%, 03/15/39	240	342,670
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	100	101,452
3.63%, 06/19/28 (Call 03/19/28)	100	102,496
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	457	445,474
2.88%, 09/23/23 (Call 07/23/23)	335	322,236
3.20%, 09/23/26 (Call 06/23/26)	348	326,497
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)(b)	300	309,243
5.00%, 11/26/28 (Call 08/26/28)(b)	250	262,487
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	200	187,028
Series 2, 3.65%, 11/10/21	50	48,666
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	130	125,384
Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/20	125	122,340

Security	Par (000)	Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	$275	$259,784
2.80%, 07/21/23	295	265,423
3.15%, 10/01/26	250	207,930
4.10%, 10/01/46	370	270,196
6.75%, 03/01/28 (Call 12/01/27)	400	414,432
Valeant Pharmaceuticals International
8.50%, 01/31/27 (Call 01/17/22)(b)	110	114,980
9.25%, 04/01/26 (Call 04/01/22)(b)	175	187,904
Wyeth LLC, 5.95%, 04/01/37	340	421,634
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	205	192,423
3.25%, 08/20/21	50	50,010
3.25%, 02/01/23 (Call 11/01/22)	50	49,743
3.45%, 11/13/20 (Call 10/13/20)	130	130,701
3.90%, 08/20/28 (Call 05/20/28)	110	109,943
3.95%, 09/12/47 (Call 03/12/47)	75	68,645
4.45%, 08/20/48 (Call 02/20/48)	50	49,671
4.50%, 11/13/25 (Call 08/13/25)	205	213,540
4.70%, 02/01/43 (Call 08/01/42)	75	76,892

		41,370,498

Pipelines — 1.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(d)	200	202,640
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 12/15/19)(b)	95	88,350
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	63	62,252
5.20%, 12/01/47 (Call 06/01/47)	25	23,997
5.25%, 01/15/25 (Call 01/15/21)	310	316,491
6.25%, 10/15/22 (Call 10/15/19)	37	37,952
6.38%, 05/01/24 (Call 05/01/19)	125	130,551
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24 (Call 09/15/19)	75	73,682
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	325	326,358
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 11/15/19)(b)	25	25,251
6.63%, 07/15/26 (Call 07/15/21)(b)	50	49,180
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	25	23,558
5.95%, 06/01/26 (Call 03/01/26)	135	139,513
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	150	135,123
4.13%, 12/01/27 (Call 09/01/27)	100	90,417
4.15%, 07/01/23 (Call 04/01/23)	75	74,231
5.60%, 10/15/44 (Call 04/15/44)	75	67,214
5.85%, 11/15/43 (Call 05/15/43)	50	45,843
6.38%, 01/22/78 (Call 01/22/23)(a)(f)	50	42,448
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	135	136,207
5.88%, 03/31/25 (Call 10/02/24)	170	179,001
7.00%, 06/30/24 (Call 01/01/24)	200	220,218
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)	180	180,959
5.63%, 10/01/26 (Call 10/01/21)(b)	205	205,482
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(b)	50	50,581
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	100	98,142
6.25%, 04/01/23 (Call 04/01/19)	100	100,843

218

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	$75	$73,407
4.75%, 09/30/21 (Call 06/30/21)(b)	75	75,532
4.95%, 04/01/22 (Call 01/01/22)	25	25,259
5.35%, 03/15/20(b)	75	76,177
5.38%, 07/15/25 (Call 04/15/25)	95	96,888
5.60%, 04/01/44 (Call 10/01/43)	50	45,068
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(f)	75	63,004
6.45%, 11/03/36(b)	50	50,410
6.75%, 09/15/37(b)	50	51,263
8.13%, 08/16/30	50	57,499
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	215	209,057
4.40%, 03/15/27 (Call 12/15/26)	50	47,917
4.95%, 05/15/28 (Call 02/15/28)	130	129,576
5.00%, 05/15/44 (Call 11/15/43)	25	21,406
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	80	81,343
5.50%, 09/15/40 (Call 03/15/40)	55	59,390
5.88%, 10/15/25 (Call 07/15/25)	105	116,824
7.38%, 10/15/45 (Call 04/15/45)	75	100,162
Series B, 7.50%, 04/15/38	10	12,969
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	130	128,483
3.70%, 07/15/27 (Call 04/15/27)	115	113,366
4.25%, 12/01/26 (Call 09/01/26)	130	133,345
5.50%, 12/01/46 (Call 05/29/46)	135	153,974
Energy Transfer LP
4.25%, 03/15/23 (Call 12/15/22)	110	111,116
5.50%, 06/01/27 (Call 03/01/27)	100	103,459
5.88%, 01/15/24 (Call 10/15/23)	150	159,472
7.50%, 10/15/20	150	159,186
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	275	272,863
4.05%, 03/15/25 (Call 12/15/24)	215	212,072
4.20%, 04/15/27 (Call 01/15/27)	25	24,034
4.50%, 04/15/24 (Call 03/15/24)	220	224,624
4.75%, 01/15/26 (Call 10/15/25)	135	135,497
4.90%, 03/15/35 (Call 09/15/34)	390	359,849
5.15%, 02/01/43 (Call 08/01/42)	70	63,575
5.15%, 03/15/45 (Call 09/15/44)	100	92,708
5.20%, 02/01/22 (Call 11/01/21)	400	415,308
5.25%, 04/15/29 (Call 01/15/29)	175	181,265
5.30%, 04/15/47 (Call 10/15/46)	40	37,423
6.05%, 06/01/41 (Call 12/01/40)	50	50,674
6.13%, 12/15/45 (Call 06/15/45)	190	196,614
6.50%, 02/01/42 (Call 08/01/41)	315	336,341
7.50%, 07/01/38	50	58,303
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	100	102,801
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	25	25,889
5.88%, 03/01/22 (Call 01/01/22)	260	275,603
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	38	35,586
4.40%, 04/01/24 (Call 01/01/24)	75	71,854
4.85%, 07/15/26 (Call 04/15/26)	75	70,585
5.05%, 04/01/45 (Call 10/01/44)	100	80,726
5.45%, 06/01/47 (Call 12/01/46)	25	21,386
5.60%, 04/01/44 (Call 10/01/43)	50	42,629

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	$40	$39,841
3.35%, 03/15/23 (Call 12/15/22)	525	526,659
3.50%, 02/01/22	100	100,995
3.70%, 02/15/26 (Call 11/15/25)	50	50,059
3.75%, 02/15/25 (Call 11/15/24)	300	304,170
3.95%, 02/15/27 (Call 11/15/26)	130	131,013
4.15%, 10/16/28 (Call 07/16/28)	100	101,955
4.25%, 02/15/48 (Call 08/15/47)	300	282,960
4.45%, 02/15/43 (Call 08/15/42)	110	106,818
4.80%, 02/01/49 (Call 08/01/48)	175	178,383
4.85%, 08/15/42 (Call 02/15/42)	126	127,804
4.85%, 03/15/44 (Call 09/15/43)	240	246,602
4.90%, 05/15/46 (Call 11/15/45)	205	210,621
4.95%, 10/15/54 (Call 04/15/54)	50	50,189
5.10%, 02/15/45 (Call 08/15/44)	70	73,349
5.20%, 09/01/20	40	41,331
5.70%, 02/15/42	170	189,557
6.13%, 10/15/39	50	57,893
6.45%, 09/01/40	25	29,978
7.55%, 04/15/38	65	84,549
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)(f)	50	44,503
Series H, 6.65%, 10/15/34	25	30,353
Series J, 5.75%, 03/01/35	100	106,694
EQM Midstream Partners LP
4.75%, 07/15/23 (Call 06/15/23)	175	177,105
5.50%, 07/15/28 (Call 04/15/28)	100	100,625
EQT Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	100	101,312
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/19)	75	72,197
6.25%, 05/15/26 (Call 02/15/21)	100	91,802
6.50%, 10/01/25 (Call 10/01/20)	75	71,047
6.75%, 08/01/22 (Call 08/01/19)	100	100,525
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	50	51,802
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24 (Call 08/01/19)(b)	75	76,077
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	248,825
3.50%, 09/01/23 (Call 06/01/23)	25	24,894
3.95%, 09/01/22 (Call 06/01/22)	50	50,692
4.15%, 02/01/24 (Call 11/01/23)	50	50,872
5.00%, 10/01/21 (Call 07/01/21)	25	25,890
5.00%, 08/15/42 (Call 02/15/42)	60	58,309
5.00%, 03/01/43 (Call 09/01/42)	35	33,959
5.30%, 09/15/20	100	103,167
5.40%, 09/01/44 (Call 03/01/44)	75	76,961
5.50%, 03/01/44 (Call 09/01/43)	60	62,182
6.85%, 02/15/20	25	25,892
6.95%, 01/15/38	175	206,358
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	124	122,376
4.30%, 06/01/25 (Call 03/01/25)	650	666,159
4.30%, 03/01/28 (Call 12/01/27)	150	151,399
5.05%, 02/15/46 (Call 08/15/45)	96	94,500
5.20%, 03/01/48 (Call 09/01/47)	200	203,334
5.30%, 12/01/34 (Call 06/01/34)	175	181,377
5.55%, 06/01/45 (Call 12/01/44)	490	515,353

219

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
7.75%, 01/15/32	$32	$39,944
7.80%, 08/01/31	75	93,191
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	47,688
4.20%, 12/01/42 (Call 06/01/42)	25	22,537
4.20%, 10/03/47 (Call 04/03/47)	130	119,713
4.85%, 02/01/49 (Call 08/01/48)	100	101,699
5.00%, 03/01/26 (Call 12/01/25)	50	53,114
5.15%, 10/15/43 (Call 04/15/43)	75	77,648
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.25%, 02/15/21 (Call 02/15/19)	15	14,547
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	250	247,965
4.00%, 02/15/25 (Call 11/15/24)	30	29,821
4.00%, 03/15/28 (Call 12/15/27)	50	48,186
4.13%, 03/01/27 (Call 12/01/26)	325	317,876
4.50%, 04/15/38 (Call 10/15/37)	155	143,421
4.70%, 04/15/48 (Call 10/15/47)	130	118,791
4.88%, 12/01/24 (Call 09/01/24)	540	563,117
4.88%, 06/01/25 (Call 03/01/25)	35	36,401
4.90%, 04/15/58 (Call 10/15/57)	50	44,400
5.20%, 03/01/47 (Call 09/01/46)	145	141,501
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(b)	40	40,303
4.88%, 08/15/27 (Call 02/15/27)(b)	100	99,200
7.77%, 12/15/37(b)	75	89,342
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	90	88,980
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	30	29,307
5.63%, 04/28/27 (Call 01/28/27)	50	48,540
6.75%, 02/01/21	50	51,418
Oleoducto Central SA, 4.00%, 05/07/21(d)	400	398,604
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	115	112,471
4.25%, 02/01/22 (Call 11/02/21)	25	25,397
4.55%, 07/15/28 (Call 04/15/28)	160	162,402
4.95%, 07/13/47 (Call 01/06/47)	25	24,170
5.20%, 07/15/48 (Call 01/15/48)	125	124,970
7.50%, 09/01/23 (Call 06/01/23)	60	68,029
ONEOK Partners LP
3.38%, 10/01/22 (Call 04/01/22)	210	209,775
4.90%, 03/15/25 (Call 12/15/24)	50	52,016
5.00%, 09/15/23 (Call 06/15/23)	100	103,944
6.13%, 02/01/41 (Call 08/01/40)	100	107,439
6.20%, 09/15/43 (Call 03/15/43)	100	109,119
6.65%, 10/01/36	50	56,735
6.85%, 10/15/37	50	57,670
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 05/15/19)	25	25,516
Phillips 66 Partners LP
3.55%, 10/01/26 (Call 07/01/26)	100	95,278
3.75%, 03/01/28 (Call 01/01/27)	300	286,329
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	250	241,475
3.65%, 06/01/22 (Call 03/01/22)	89	88,343
4.30%, 01/31/43 (Call 07/31/42)	25	20,790
4.50%, 12/15/26 (Call 09/15/26)	500	496,575
4.65%, 10/15/25 (Call 07/15/25)	210	213,299
4.70%, 06/15/44 (Call 12/15/43)	50	44,638
4.90%, 02/15/45 (Call 08/15/44)	50	45,899

Security	Par (000)	Value

Pipelines (continued)
5.00%, 02/01/21 (Call 11/01/20)	$45	$45,989
5.15%, 06/01/42 (Call 12/01/41)	150	138,126
Rockies Express Pipeline LLC
5.63%, 04/15/20(b)	50	50,868
6.88%, 04/15/40(b)	50	54,182
7.50%, 07/15/38(b)	25	28,507
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	161	158,139
5.00%, 03/15/27 (Call 09/15/26)	190	196,371
5.63%, 02/01/21 (Call 11/01/20)	125	129,395
5.63%, 04/15/23 (Call 01/15/23)	250	265,270
5.63%, 03/01/25 (Call 12/01/24)	411	442,454
5.75%, 05/15/24 (Call 02/15/24)	100	107,658
5.88%, 06/30/26 (Call 12/31/25)	220	238,775
SemGroup Corp.
6.38%, 03/15/25 (Call 03/15/20)	51	47,813
7.25%, 03/15/26 (Call 03/15/21)	50	48,060
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 07/15/19)	50	47,473
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	450	501,034
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	100	95,480
3.50%, 03/15/25 (Call 12/15/24)	100	97,710
4.50%, 03/15/45 (Call 09/15/44)	40	38,445
5.95%, 09/25/43 (Call 03/25/43)	25	28,207
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/15/19)	50	48,372
5.75%, 04/15/25 (Call 04/15/20)	70	65,598
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	25	23,825
4.00%, 10/01/27 (Call 07/01/27)	65	61,611
4.25%, 04/01/24 (Call 01/01/24)	50	50,386
5.35%, 05/15/45 (Call 11/15/44)	200	186,980
5.40%, 10/01/47 (Call 04/01/47)	100	94,817
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(b)	50	49,875
5.50%, 09/15/24 (Call 09/15/19)(b)	50	50,216
5.50%, 01/15/28 (Call 01/15/23)(b)	130	126,903
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/19)	75	72,391
5.00%, 01/15/28 (Call 01/15/23)	100	94,073
5.13%, 02/01/25 (Call 02/01/20)	95	93,577
5.25%, 05/01/23 (Call 11/01/19)	25	25,086
5.38%, 02/01/27 (Call 02/01/22)	25	24,227
5.88%, 04/15/26 (Call 04/15/21)(b)	95	96,007
6.50%, 07/15/27 (Call 07/15/22)(b)	30	30,929
6.75%, 03/15/24 (Call 09/15/19)	75	78,220
6.88%, 01/15/29 (Call 01/15/24)(b)	25	26,002
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	25	24,199
4.38%, 03/13/25 (Call 12/13/24)	25	25,157
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(b)	230	209,721
TransCanada PipeLines Ltd.
2.50%, 08/01/22	185	180,251
4.25%, 05/15/28 (Call 02/15/28)	200	205,060
4.63%, 03/01/34 (Call 12/01/33)	50	51,262

220

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.75%, 05/15/38 (Call 11/15/37)	$100	$101,506
4.88%, 01/15/26 (Call 10/15/25)	105	111,137
4.88%, 05/15/48 (Call 11/15/47)	50	50,888
5.00%, 10/16/43 (Call 04/16/43)	15	15,377
5.10%, 03/15/49 (Call 09/15/48)	150	157,441
5.85%, 03/15/36	150	165,528
6.20%, 10/15/37	15	17,335
7.25%, 08/15/38	50	64,661
7.63%, 01/15/39	415	555,357
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	50	49,537
4.45%, 08/01/42 (Call 02/01/42)	100	94,195
4.60%, 03/15/48 (Call 09/15/47)	25	24,152
5.40%, 08/15/41 (Call 02/15/41)	15	15,595
7.85%, 02/01/26 (Call 11/01/25)	87	106,261
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	65	65,551
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	325	313,076
4.65%, 07/01/26 (Call 04/01/26)	75	73,992
5.30%, 03/01/48 (Call 09/01/47)	150	133,563
5.38%, 06/01/21 (Call 03/01/21)	65	67,121
5.50%, 08/15/48 (Call 02/15/48)	100	93,561
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	95	94,178
3.60%, 03/15/22 (Call 01/15/22)	280	280,171
3.70%, 01/15/23 (Call 10/15/22)	75	74,981
3.75%, 06/15/27 (Call 03/15/27)	300	291,723
3.90%, 01/15/25 (Call 10/15/24)	100	99,970
4.00%, 09/15/25 (Call 06/15/25)	150	150,151
4.30%, 03/04/24 (Call 12/04/23)	150	153,481
4.55%, 06/24/24 (Call 03/24/24)	160	165,270
4.90%, 01/15/45 (Call 07/15/44)	145	141,530
5.10%, 09/15/45 (Call 03/15/45)	75	74,978
5.25%, 03/15/20	25	25,581
5.40%, 03/04/44 (Call 09/04/43)	65	66,471
5.75%, 06/24/44 (Call 12/24/43)	100	105,331
5.80%, 11/15/43 (Call 05/15/43)	25	26,642
6.30%, 04/15/40	300	342,270
7.88%, 09/01/21	50	55,029
Series A, 7.50%, 01/15/31	25	30,342

		30,919,679

Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(b)	155	156,831
5.00%, 03/15/48 (Call 09/15/47)(b)	75	72,536
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	100	99,351
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	85	84,959

		413,677

Real Estate — 0.4%
Agile Group Holdings Ltd., 8.50%, 07/18/21 (Call 07/18/20)(d)	200	208,816
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	25	24,572
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	210	215,336
5.25%, 03/15/25 (Call 12/15/24)	10	10,466

Security	Par (000)	Value

Real Estate (continued)
China Evergrande Group
7.50%, 06/28/23 (Call 06/28/20)(d)	$400	$359,812
8.75%, 06/28/25 (Call 06/28/21)(d)	411	364,980
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20(d)	150	154,514
China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23(d)	600	635,874
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(d)	200	218,036
Country Garden Holdings Co. Ltd.
4.75%, 01/17/23 (Call 01/17/21)(d)	250	231,765
4.75%, 09/28/23 (Call 09/28/20)(d)	400	364,000
7.25%, 04/04/21 (Call 10/04/19)(d)	200	202,576
7.50%, 03/09/20 (Call 03/09/19)(d)	200	204,240
Easy Tactic Ltd., 5.75%, 01/13/22 (Call 01/13/20)(d)	250	236,015
Ezdan Sukuk Co. Ltd., 4.38%, 05/18/21(d)	400	334,756
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(b)	50	48,268
Franshion Development Ltd., 6.75%, 04/15/21(b)	200	210,330
GLP Pte Ltd., 3.88%, 06/04/25(d)	200	184,462
Greenland Global Investment Ltd., 5.88%, 07/03/24(d)	450	389,416
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(b)	60	59,770
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(b)	100	99,327
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(b)	135	122,392
Kaisa Group Holdings Ltd., 9.38%, 06/30/24 (Call 06/30/21)(d)	200	154,460
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)	132	129,190
Leading Affluence Ltd., 4.50%, 01/24/23(d)	250	240,717
MAF Global Securities Ltd., 4.75%, 05/07/24(d)	200	201,728
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	200,622
Mitsui Fudosan Co. Ltd., 2.95%, 01/23/23 (Call 12/23/22)(b)	200	196,572
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	100	99,719
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.13%, 03/20/22 (Call 02/20/22)(b)	250	248,282
Poly Real Estate Finance Ltd.
3.95%, 02/05/23(d)	200	195,242
4.75%, 09/17/23(d)	200	200,966
Qatari Diar Finance Co., 5.00%, 07/21/20(b)	100	102,186
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)(c)	50	45,504
5.25%, 12/01/21 (Call 12/01/19)(b)	75	75,075
Scenery Journey Ltd., 13.00%, 11/06/22 (Call 11/06/20)(d)	200	212,128
Shimao Property Holdings Ltd., 8.38%, 02/10/22 (Call 02/10/19)(d)	575	600,835
Shui On Development Holding Ltd., 5.70%, 02/06/21(d)	200	199,122
Sinochem Offshore Capital Co. Ltd., 3.12%, 05/24/22(d)	200	196,208
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20(b)	100	101,671
6.30%, 11/12/40(b)	200	243,612
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	200	201,044
Sino-Ocean Land Treasure IV Ltd., 5.04%, 07/31/21, (3 mo. LIBOR US + 2.3%)(a)(d)	200	200,116
Sun Hung Kai Properties Capital Market Ltd., 3.63%, 01/16/23(d)	200	201,924
Sunac China Holdings Ltd., 7.95%, 08/08/22 (Call 08/08/20)(d)	200	198,864

221

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	$600	$593,988
Vanke Real Estate Hong Kong Co. Ltd., 4.21%, 05/25/23, (3 mo. LIBOR US + 1.550%)(a)(d)	400	395,116
WEA Finance LLC, 4.13%, 09/20/28 (Call 06/20/28)(b)	100	100,801
WeWork Companies Inc., 7.88%, 05/01/25(b)	75	67,931

		10,483,346

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	100	97,679
4.00%, 01/15/24 (Call 12/15/23)	125	126,570
4.50%, 07/30/29 (Call 04/30/29)	200	201,920
4.60%, 04/01/22 (Call 01/01/22)	190	196,171
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	75	74,785
3.63%, 11/15/27 (Call 08/15/27)	100	95,083
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	130	125,211
American Tower Corp.
2.25%, 01/15/22	50	48,337
3.00%, 06/15/23	90	87,970
3.13%, 01/15/27 (Call 10/15/26)	130	121,677
3.30%, 02/15/21 (Call 01/15/21)	175	174,982
3.38%, 10/15/26 (Call 07/15/26)	75	71,980
3.45%, 09/15/21	150	150,282
3.50%, 01/31/23	230	229,227
3.55%, 07/15/27 (Call 04/15/27)	105	100,796
3.60%, 01/15/28 (Call 10/15/27)	100	96,368
4.00%, 06/01/25 (Call 03/01/25)	350	351,774
4.40%, 02/15/26 (Call 11/15/25)	25	25,589
4.70%, 03/15/22	25	25,840
5.00%, 02/15/24	75	79,151
5.90%, 11/01/21	25	26,541
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	25	23,743
2.95%, 05/11/26 (Call 02/11/26)	75	71,855
3.35%, 05/15/27 (Call 02/15/27)	50	48,885
3.45%, 06/01/25 (Call 03/03/25)	80	79,557
3.90%, 10/15/46 (Call 04/15/46)	225	210,937
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	180	166,109
3.13%, 09/01/23 (Call 06/01/23)	150	147,135
3.20%, 01/15/25 (Call 10/15/24)	100	96,629
3.65%, 02/01/26 (Call 11/03/25)	330	324,199
3.80%, 02/01/24 (Call 11/01/23)	100	100,232
3.85%, 02/01/23 (Call 11/01/22)	200	202,548
4.13%, 05/15/21 (Call 02/15/21)	23	23,337
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	125	118,456
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	25	24,232
3.65%, 06/15/24 (Call 04/15/24)	100	97,444
3.85%, 02/01/25 (Call 11/01/24)	40	38,912
3.88%, 08/15/22 (Call 06/15/22)	175	175,329
3.90%, 03/15/27 (Call 12/15/26)	155	147,971
4.13%, 06/15/26 (Call 03/15/26)	100	97,314
Camden Property Trust, 3.50%, 09/15/24 (Call 06/15/24)	100	99,092
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)(c)	60	46,257
5.25%, 12/01/23 (Call 09/01/23)(c)	75	63,002
5.95%, 12/15/26 (Call 09/15/26)(c)	75	60,498

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	$360	$361,436
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	100	93,041
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)	50	46,900
4.75%, 10/15/27 (Call 07/15/27)	50	42,661
5.00%, 10/15/22 (Call 07/15/22)	50	48,267
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	180	184,531
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	175	170,051
3.15%, 07/15/23 (Call 06/15/23)	100	97,817
3.40%, 02/15/21 (Call 01/15/21)	60	60,031
3.65%, 09/01/27 (Call 06/01/27)	190	183,654
3.70%, 06/15/26 (Call 03/15/26)	150	146,337
3.80%, 02/15/28 (Call 11/15/27)	25	24,302
4.00%, 03/01/27 (Call 12/01/26)	40	39,558
4.45%, 02/15/26 (Call 11/15/25)	50	51,169
4.75%, 05/15/47 (Call 11/15/46)	85	80,371
4.88%, 04/15/22	199	206,660
5.25%, 01/15/23	90	94,963
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 06/01/20)	75	73,160
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	225	209,281
4.38%, 02/15/29 (Call 11/15/28)	50	50,209
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	100	100,733
5.38%, 03/15/27 (Call 03/15/22)	50	50,215
Digital Realty Trust LP
3.70%, 08/15/27 (Call 06/15/27)	175	168,002
3.95%, 07/01/22 (Call 05/01/22)	270	272,846
4.45%, 07/15/28 (Call 04/15/28)	125	126,146
4.75%, 10/01/25 (Call 07/01/25)	50	51,609
Duke Realty LP
4.00%, 09/15/28 (Call 06/15/28)	50	50,233
4.38%, 06/15/22 (Call 03/15/22)	225	232,537
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	75	73,136
4.75%, 12/15/26 (Call 09/15/26)	25	24,938
5.75%, 08/15/22 (Call 05/15/22)	40	42,018
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/20)	75	76,421
5.38%, 04/01/23 (Call 04/01/19)	125	127,105
5.38%, 05/15/27 (Call 05/15/22)	150	150,541
5.75%, 01/01/25 (Call 01/01/20)	50	51,620
5.88%, 01/15/26 (Call 01/15/21)	125	129,079
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	54	51,276
3.25%, 08/01/27 (Call 05/01/27)	50	48,523
4.15%, 12/01/28 (Call 09/01/28)	300	310,119
4.50%, 07/01/44 (Call 01/01/44)	60	61,810
4.50%, 06/01/45 (Call 12/01/44)	40	41,158
4.63%, 12/15/21 (Call 09/15/21)	75	77,845
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(b)	150	148,428
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	100	98,337
3.50%, 04/01/25 (Call 01/01/25)	37	36,421

222

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 05/01/24 (Call 02/01/24)	$350	$352,243
4.50%, 03/15/48 (Call 09/15/47)	65	63,032
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	100	95,641
4.50%, 12/01/44 (Call 06/01/44)	120	121,277
Felcor Lodging LP, 6.00%, 06/01/25 (Call 06/01/20)	75	77,128
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 04/01/19)	50	45,792
5.88%, 01/15/22 (Call 01/15/20)	59	57,593
6.00%, 04/15/26 (Call 04/15/21)	100	89,363
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	25	25,143
4.88%, 11/01/20 (Call 08/01/20)	61	61,933
5.25%, 06/01/25 (Call 03/01/25)	35	36,038
5.38%, 11/01/23 (Call 08/01/23)	50	51,639
5.38%, 04/15/26	350	358,645
5.75%, 06/01/28 (Call 03/03/28)	60	62,509
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	65	61,902
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	65	64,692
3.40%, 02/01/25 (Call 11/01/24)	125	120,574
3.88%, 08/15/24 (Call 05/15/24)	100	99,335
4.00%, 12/01/22 (Call 10/01/22)	185	185,490
4.00%, 06/01/25 (Call 03/01/25)	100	99,240
4.20%, 03/01/24 (Call 12/01/23)	25	25,268
4.25%, 11/15/23 (Call 08/15/23)	200	202,822
6.75%, 02/01/41 (Call 08/01/40)	125	154,790
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	50	47,384
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	120	117,005
3.75%, 07/01/27 (Call 04/01/27)	115	110,616
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	25	24,568
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	50	44,620
4.50%, 06/15/23 (Call 12/15/22)	50	49,934
4.50%, 03/15/25 (Call 09/15/24)	60	57,477
5.00%, 08/15/22 (Call 02/15/22)	275	280,052
5.25%, 02/15/26 (Call 08/15/25)	10	9,956
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	200	195,718
Series E, 4.00%, 06/15/25 (Call 03/15/25)	155	151,350
Series F, 4.50%, 02/01/26 (Call 11/01/25)	75	74,654
Hudson Pacific Properties LP, 3.95%, 11/01/27	24	22,349
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(b)	125	115,374
5.25%, 03/15/28 (Call 12/27/22)(b)	100	93,000
5.75%, 08/15/24 (Call 08/15/19)	126	125,301
6.00%, 08/15/23 (Call 08/15/19)	100	102,784
Iron Mountain U.S. Holdings Inc., 5.38%, 06/01/26 (Call 06/01/21)(b)	50	47,648
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)	50	49,783
5.25%, 09/15/22 (Call 09/15/19)	25	24,650
6.00%, 04/01/22 (Call 04/01/19)	75	74,550
6.50%, 07/01/21 (Call 07/01/19)	42	42,594
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	25	24,263
3.80%, 01/15/23 (Call 10/15/22)	100	100,191

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 08/15/29 (Call 05/15/29)	$115	$113,790
4.75%, 12/15/28 (Call 09/15/28)	135	139,676
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	125	114,469
3.20%, 05/01/21 (Call 03/01/21)	75	74,490
3.30%, 02/01/25 (Call 12/01/24)	150	145,143
3.80%, 04/01/27 (Call 01/01/27)	150	147,120
4.25%, 04/01/45 (Call 10/01/44)	100	90,632
4.45%, 09/01/47 (Call 03/01/47)	100	93,418
Liberty Property LP
4.38%, 02/01/29 (Call 11/01/28)	300	304,926
4.75%, 10/01/20 (Call 07/01/20)	25	25,489
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	190	182,487
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	86,339
4.50%, 04/18/22 (Call 01/18/22)	25	22,903
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	28,429
4.50%, 01/15/28 (Call 10/15/27)	50	46,232
5.63%, 05/01/24 (Call 02/01/24)	98	100,660
5.75%, 02/01/27 (Call 11/01/26)(b)	90	90,879
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	5	4,835
3.75%, 06/15/24 (Call 03/13/24)	25	24,920
4.20%, 06/15/28 (Call 03/15/28)	50	50,338
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 09/07/22)	170	165,442
5.25%, 08/01/26 (Call 08/01/21)	25	25,116
6.38%, 03/01/24 (Call 03/01/19)	100	104,719
Office Properties Income Trust
3.60%, 02/01/20 (Call 01/01/20)	100	99,272
4.25%, 05/15/24 (Call 02/15/24)	200	189,534
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	53	53,196
4.50%, 04/01/27 (Call 01/01/27)	150	145,954
4.75%, 01/15/28 (Call 10/15/27)(c)	170	168,781
4.95%, 04/01/24 (Call 01/01/24)	100	102,226
5.25%, 01/15/26 (Call 10/15/25)	100	102,487
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	25	25,590
4.25%, 08/15/23 (Call 05/15/23)	125	130,122
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	55	53,434
3.09%, 09/15/27 (Call 06/15/27)	215	203,620
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	15	14,835
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	61	57,388
3.25%, 10/15/22 (Call 07/15/22)	100	100,271
3.65%, 01/15/28 (Call 10/15/27)	105	103,012
3.88%, 07/15/24 (Call 04/15/24)	50	50,497
3.88%, 04/15/25 (Call 02/15/25)	25	25,233
4.13%, 10/15/26 (Call 07/15/26)	200	203,370
4.65%, 03/15/47 (Call 09/15/46)	15	15,629
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	150	144,511
4.40%, 02/01/47 (Call 08/01/46)	25	23,657
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 04/15/19)	50	50,250
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	50	46,967

223

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 02/01/19)	$129	$130,410
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)	75	74,289
4.88%, 07/15/22 (Call 07/15/19)	50	50,698
4.88%, 09/01/24 (Call 09/01/19)	100	100,118
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%, 02/12/25 (Call 11/12/24)(b)	175	171,815
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	70	62,785
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	40	39,038
2.50%, 09/01/20 (Call 06/01/20)	240	238,579
2.50%, 07/15/21 (Call 04/15/21)	75	74,035
2.63%, 06/15/22 (Call 03/15/22)	350	341,698
2.75%, 02/01/23 (Call 12/01/22)	220	215,574
3.30%, 01/15/26 (Call 10/15/25)	310	304,504
3.38%, 10/01/24 (Call 07/01/24)	205	204,992
3.38%, 06/15/27 (Call 03/15/27)	100	97,889
3.50%, 09/01/25 (Call 06/01/25)	30	30,014
3.75%, 02/01/24 (Call 11/01/23)	225	228,310
4.13%, 12/01/21 (Call 09/01/21)	110	112,753
4.25%, 11/30/46 (Call 05/30/46)	25	24,899
6.75%, 02/01/40 (Call 11/01/39)	155	201,869
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	255	246,327
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	100	96,969
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	240	242,642
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	75	72,970
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	85	83,706
4.75%, 03/15/25 (Call 09/15/24)	60	57,670
5.00%, 12/15/21 (Call 09/15/21)	60	60,637
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	50	47,326
Trust F/1401, 5.25%, 01/30/26 (Call 10/30/25)(d)	200	198,686
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	50	46,458
3.50%, 07/01/27 (Call 04/01/27)	35	33,438
3.50%, 01/15/28 (Call 10/15/27)	40	38,300
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/19)(b)	100	95,355
7.13%, 12/15/24 (Call 12/15/19)(b)	75	66,378
8.25%, 10/15/23 (Call 04/15/19)	100	92,757
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	50	48,961
3.25%, 10/15/26 (Call 07/15/26)	135	126,992
3.50%, 02/01/25 (Call 11/01/24)	200	194,782
3.85%, 04/01/27 (Call 01/01/27)	125	122,167
4.00%, 03/01/28 (Call 12/01/27)	50	49,222
4.13%, 01/15/26 (Call 10/15/25)	130	130,312
5.70%, 09/30/43 (Call 03/30/43)	5	5,498
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	25	24,673
4.25%, 03/01/22 (Call 12/01/21)	160	162,589
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	165	156,466
4.13%, 06/01/21 (Call 05/01/21)	265	267,311
4.60%, 02/06/24 (Call 11/06/23)	125	126,559
4.88%, 06/01/26 (Call 03/01/26)	75	76,238
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	5	4,826

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	$100	$100,378
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	39	39,069
4.00%, 06/01/25 (Call 03/01/25)	200	200,368
4.25%, 04/01/26 (Call 01/01/26)	25	25,219
4.25%, 04/15/28 (Call 01/15/28)	200	201,276
4.95%, 09/01/48 (Call 03/01/48)	100	100,893
6.50%, 03/15/41 (Call 09/15/40)	75	88,570
Weyerhaeuser Co., 7.38%, 03/15/32	300	370,581
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	250	255,640

		25,689,777

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(b)	150	145,852
4.63%, 01/15/22 (Call 10/01/19)(b)	200	200,320
5.00%, 10/15/25 (Call 10/15/20)(b)	315	304,303
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 06/26/22)(b)	100	97,363
3.55%, 07/26/27 (Call 04/26/27)(b)	225	214,420
Asbury Automotive Group Inc., 6.00%, 12/15/24 (Call 12/15/19)	25	25,259
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	45	44,697
3.50%, 11/15/24 (Call 09/15/24)	80	74,396
3.80%, 11/15/27 (Call 08/15/27)	50	44,619
4.50%, 10/01/25 (Call 07/01/25)	125	120,897
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	25	24,605
3.25%, 04/15/25 (Call 01/15/25)	35	33,793
3.75%, 06/01/27 (Call 03/01/27)	195	192,087
Banco Nacional de Comercio Exterior SNC, 3.80%, 08/11/26(a)(d)(f)	200	193,724
Beacon Roofing Supply Inc.
4.88%, 11/01/25 (Call 11/01/20)(b)(c)	150	140,265
6.38%, 10/01/23 (Call 10/01/19)	18	18,540
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	50	44,329
4.92%, 08/01/34 (Call 02/01/34)	35	25,946
5.17%, 08/01/44 (Call 02/01/44)	100	74,125
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	75	71,314
Brinker International Inc.
3.88%, 05/15/23	100	94,303
5.00%, 10/01/24 (Call 07/01/24)(b)	50	47,747
Carrols Restaurant Group Inc., 8.00%, 05/01/22 (Call 05/01/19)	25	25,604
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(b)	35	33,515
Costco Wholesale Corp.
1.75%, 02/15/20	127	125,772
2.15%, 05/18/21 (Call 04/18/21)	375	370,624
2.30%, 05/18/22 (Call 04/18/22)	30	29,536
2.75%, 05/18/24 (Call 03/18/24)	47	46,327
3.00%, 05/18/27 (Call 02/18/27)	25	24,499
Cumberland Farms Inc., 6.75%, 05/01/25 (Call 05/01/20)(b)	25	25,375
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	155	150,427
4.55%, 02/15/48 (Call 08/15/47)	50	46,174

224

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	$150	$147,966
3.88%, 04/15/27 (Call 01/15/27)	130	128,695
4.13%, 05/01/28 (Call 02/01/28)	50	49,787
4.15%, 11/01/25 (Call 08/01/25)	75	76,238
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 06/01/19)(b)(c)	50	50,048
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/19)(c)	75	65,788
6.75%, 01/15/22 (Call 11/15/19)(c)	45	39,374
6.75%, 06/15/23 (Call 06/15/19)(c)	68	59,373
FirstCash Inc., 5.38%, 06/01/24 (Call 06/01/20)(b)	70	70,199
GameStop Corp., 6.75%, 03/15/21 (Call 03/15/19)(b)	50	50,120
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	100	103,645
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(b)	150	150,474
8.75%, 10/01/25 (Call 10/01/20)(b)	100	102,481
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 06/01/19)	50	49,488
Guitar Center Escrow Issuer Inc., 9.50%, 10/15/21
(Call 03/15/19)(b)(c)	75	70,492
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	230	227,189
2.63%, 06/01/22 (Call 05/01/22)	340	339,024
2.70%, 04/01/23 (Call 01/01/23)	400	399,372
2.80%, 09/14/27 (Call 06/14/27)	275	265,702
3.00%, 04/01/26 (Call 01/01/26)	210	206,800
3.25%, 03/01/22	25	25,424
3.35%, 09/15/25 (Call 06/15/25)	190	193,120
3.50%, 09/15/56 (Call 03/15/56)	35	30,932
3.75%, 02/15/24 (Call 11/15/23)	60	62,330
3.90%, 12/06/28 (Call 09/06/28)	25	26,169
3.90%, 06/15/47 (Call 12/15/46)	85	83,073
4.20%, 04/01/43 (Call 10/01/42)	145	147,410
4.25%, 04/01/46 (Call 10/01/45)	235	241,152
4.40%, 04/01/21 (Call 01/01/21)	25	25,772
4.40%, 03/15/45 (Call 09/15/44)	300	314,643
4.50%, 12/06/48 (Call 06/06/48)	100	107,394
4.88%, 02/15/44 (Call 08/15/43)	25	27,769
5.40%, 09/15/40 (Call 03/15/40)	25	29,307
5.88%, 12/16/36	275	336,985
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(b)	70	65,455
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(b)	100	83,113
6.38%, 10/15/36	25	8,500
7.40%, 04/01/37(c)	25	9,022
7.63%, 03/01/97	25	8,896
8.63%, 03/15/25 (Call 03/15/21)(b)	25	13,961
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(b)	50	48,444
5.00%, 06/01/24 (Call 06/01/19)(b)	120	120,365
5.25%, 06/01/26 (Call 06/01/21)(b)	175	176,692
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(b)	50	50,429
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	225	222,667
5.55%, 07/17/45 (Call 01/17/45)	75	69,603
L Brands Inc.
5.25%, 02/01/28	100	87,850
5.63%, 02/15/22	75	76,345
5.63%, 10/15/23	100	99,251

Security	Par (000)	Value

Retail (continued)
6.63%, 04/01/21	$150	$157,083
6.69%, 01/15/27	75	71,611
6.75%, 07/01/36	75	63,597
6.88%, 11/01/35	100	86,250
7.60%, 07/15/37	25	19,714
Lithia Motors Inc., 5.25%, 08/01/25 (Call 08/01/20)(b)	25	24,218
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	75	68,840
3.10%, 05/03/27 (Call 02/03/27)	400	378,004
3.13%, 09/15/24 (Call 06/15/24)	75	73,292
3.38%, 09/15/25 (Call 06/15/25)	200	196,040
3.70%, 04/15/46 (Call 10/15/45)	200	169,952
4.05%, 05/03/47 (Call 11/03/46)	225	201,616
4.38%, 09/15/45 (Call 03/15/45)	75	70,208
4.65%, 04/15/42 (Call 10/15/41)	125	122,157
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(c)	250	228,552
3.63%, 06/01/24 (Call 03/01/24)	50	46,082
3.88%, 01/15/22 (Call 10/15/21)	75	74,859
4.50%, 12/15/34 (Call 06/15/34)	15	11,994
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	50	49,685
2.63%, 01/15/22	50	49,715
2.75%, 12/09/20 (Call 11/09/20)	110	110,019
3.35%, 04/01/23 (Call 03/01/23)	250	252,225
3.38%, 05/26/25 (Call 02/26/25)	136	135,865
3.63%, 05/01/43	50	43,505
3.70%, 01/30/26 (Call 10/30/25)	405	408,868
3.70%, 02/15/42	35	31,000
3.80%, 04/01/28 (Call 01/01/28)	220	221,082
4.45%, 09/01/48 (Call 03/01/48)	50	49,183
4.60%, 05/26/45 (Call 11/26/44)	50	49,884
4.70%, 12/09/35 (Call 06/09/35)	105	108,288
4.88%, 07/15/40	50	51,748
4.88%, 12/09/45 (Call 06/09/45)	511	532,723
5.70%, 02/01/39	25	28,167
6.30%, 10/15/37	25	29,930
6.30%, 03/01/38	125	149,919
Men’s Wearhouse Inc. (The), 7.00%, 07/01/22
(Call 07/01/19)	3	3,008
Michaels Stores Inc., 5.88%, 12/15/20 (Call 03/25/19)(b)	50	50,119
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21
(Call 10/15/19)(b)	50	22,617
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	235	205,827
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	25	24,289
3.60%, 09/01/27 (Call 06/01/27)	171	165,449
Party City Holdings Inc., 6.63%, 08/01/26
(Call 08/01/21)(b)(c)	45	43,603
Penske Automotive Group Inc.
3.75%, 08/15/20	25	24,834
5.38%, 12/01/24 (Call 12/01/19)	25	24,710
5.50%, 05/15/26 (Call 05/15/21)	50	48,859
5.75%, 10/01/22 (Call 10/01/19)	65	66,043
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(b)	150	117,927
7.13%, 03/15/23 (Call 03/15/19)(b)	200	125,462
8.88%, 06/01/25 (Call 06/01/20)(b)	100	63,376
PriSo Acquisition Corp., 9.00%, 05/15/23
(Call 05/15/19)(b)	25	25,010

225

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
QVC Inc.
4.38%, 03/15/23	$75	$74,743
4.45%, 02/15/25 (Call 11/15/24)	160	154,171
4.85%, 04/01/24	160	160,277
5.13%, 07/02/22	155	160,161
Rite Aid Corp., 6.13%, 04/01/23 (Call 04/01/19)(b)	200	168,836
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 12/01/20)	125	121,754
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)	75	64,036
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)	25	22,022
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(b)(c)	40	38,606
Staples Inc., 8.50%, 09/15/25 (Call 09/15/20)(b)	110	105,570
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	130	128,029
2.45%, 06/15/26 (Call 03/15/26)	235	216,207
3.10%, 03/01/23 (Call 02/01/23)	115	114,657
3.50%, 03/01/28 (Call 12/01/27)	50	48,765
3.75%, 12/01/47 (Call 06/01/47)	130	111,637
3.80%, 08/15/25 (Call 06/15/25)	350	352,852
3.85%, 10/01/23 (Call 07/01/23)	166	169,884
4.00%, 11/15/28 (Call 08/15/28)	125	126,504
4.50%, 11/15/48 (Call 05/15/48)	100	97,187
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,736
5.88%, 03/01/27 (Call 03/01/22)	100	94,529
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	100	96,903
4.25%, 04/01/25 (Call 01/01/25)	75	72,710
Target Corp.
2.50%, 04/15/26	180	172,654
2.90%, 01/15/22	100	100,650
3.50%, 07/01/24	420	432,487
3.63%, 04/15/46	400	366,156
3.90%, 11/15/47 (Call 05/15/47)	65	62,386
4.00%, 07/01/42	75	73,504
TJX Companies Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)	215	199,875
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	500	498,945
3.45%, 06/01/26 (Call 03/01/26)	275	264,135
3.80%, 11/18/24 (Call 08/18/24)	425	425,450
4.50%, 11/18/34 (Call 05/18/34)	25	24,551
4.65%, 06/01/46 (Call 12/01/45)	75	70,232
4.80%, 11/18/44 (Call 05/18/44)	300	285,474
Walmart Inc.
1.90%, 12/15/20	228	225,104
2.35%, 12/15/22 (Call 11/15/22)	25	24,655
2.55%, 04/11/23 (Call 01/11/23)	250	247,147
2.65%, 12/15/24 (Call 10/15/24)	125	123,055
2.85%, 06/23/20	250	251,295
3.13%, 06/23/21	185	187,266
3.30%, 04/22/24 (Call 01/22/24)	390	398,299
3.40%, 06/26/23 (Call 05/26/23)	245	250,731
3.55%, 06/26/25 (Call 04/26/25)	190	195,485
3.63%, 12/15/47 (Call 06/15/47)	130	124,822
3.70%, 06/26/28 (Call 03/26/28)	420	433,814
3.95%, 06/28/38 (Call 12/28/37)	285	291,102
4.05%, 06/29/48 (Call 12/29/47)	350	360,066
4.30%, 04/22/44 (Call 10/22/43)	125	132,422

Security	Par (000)	Value

Retail (continued)
5.25%, 09/01/35	$115	$135,833
5.88%, 04/05/27	12	14,180
6.20%, 04/15/38	75	97,451
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	25	24,739
3.88%, 11/01/20 (Call 08/01/20)	25	24,908
3.88%, 11/01/23 (Call 08/01/23)	25	24,322
5.35%, 11/01/43 (Call 05/01/43)	50	42,119
6.88%, 11/15/37	50	49,880

		23,292,063
Savings & Loans — 0.0%
Nationwide Building Society
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(f)	200	195,954
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(f)	250	227,157
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(f)	225	218,291
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(f)	200	199,808

		841,210
Semiconductors — 0.4%
Advanced Micro Devices Inc.
7.00%, 07/01/24 (Call 07/01/19)	24	25,080
7.50%, 08/15/22	41	44,692
Amkor Technology Inc., 6.38%, 10/01/22 (Call 10/01/19)	50	50,535
Analog Devices Inc.
2.95%, 01/12/21	300	298,704
3.13%, 12/05/23 (Call 10/05/23)	170	165,872
3.50%, 12/05/26 (Call 09/05/26)	115	110,830
3.90%, 12/15/25 (Call 09/15/25)	150	149,721
5.30%, 12/15/45 (Call 06/15/45)	115	121,932
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	35	34,861
3.30%, 04/01/27 (Call 01/01/27)	140	137,803
3.90%, 10/01/25 (Call 07/01/25)	155	159,862
4.35%, 04/01/47 (Call 10/01/46)	85	86,077
5.10%, 10/01/35 (Call 04/01/35)	40	44,100
5.85%, 06/15/41	50	60,039
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	170	165,820
2.65%, 01/15/23 (Call 12/15/22)	125	118,744
3.00%, 01/15/22 (Call 12/15/21)	400	391,644
3.13%, 01/15/25 (Call 11/15/24)	200	185,060
3.50%, 01/15/28 (Call 10/15/27)	133	118,053
3.63%, 01/15/24 (Call 11/15/23)	375	364,511
3.88%, 01/15/27 (Call 10/15/26)	565	520,015
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(b)	50	48,404
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	100	97,854
1.85%, 05/11/20	97	96,071
2.45%, 07/29/20	185	184,526
2.60%, 05/19/26 (Call 02/19/26)	25	24,046
2.70%, 12/15/22	50	49,840
2.88%, 05/11/24 (Call 03/11/24)	165	163,584
3.10%, 07/29/22	200	202,866
3.15%, 05/11/27 (Call 02/11/27)	350	348,089
3.30%, 10/01/21	40	40,696
3.70%, 07/29/25 (Call 04/29/25)	355	366,683
3.73%, 12/08/47 (Call 06/08/47)	803	770,976
4.00%, 12/15/32	82	86,845
4.10%, 05/19/46 (Call 11/19/45)	55	56,097
4.10%, 05/11/47 (Call 11/11/46)	30	30,673

226

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	$120	$122,098
4.65%, 11/01/24 (Call 08/01/24)	190	197,383
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	305	305,479
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	45	42,094
Microchip Technology Inc.
3.92%, 06/01/21(b)	750	741,900
4.33%, 06/01/23 (Call 05/01/23)(b)	250	246,012
Micron Technology Inc., 5.50%, 02/01/25 (Call 08/01/19)	50	50,754
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	115	112,665
3.20%, 09/16/26 (Call 06/16/26)	200	193,600
NXP BV/NXP Funding LLC
4.13%, 06/01/21(b)	400	402,144
4.63%, 06/01/23(b)	200	203,582
5.35%, 03/01/26 (Call 01/01/26)(b)	200	211,166
5.55%, 12/01/28 (Call 09/01/28)(b)	155	166,433
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)(b)	70	69,662
QUALCOMM Inc.
2.25%, 05/20/20	210	208,549
2.60%, 01/30/23 (Call 12/30/22)	500	487,700
2.90%, 05/20/24 (Call 03/20/24)	150	145,288
3.00%, 05/20/22	50	49,890
3.25%, 05/20/27 (Call 02/20/27)	195	185,248
3.45%, 05/20/25 (Call 02/20/25)	240	235,858
4.30%, 05/20/47 (Call 11/20/46)	25	22,776
4.65%, 05/20/35 (Call 11/20/34)	110	109,085
4.80%, 05/20/45 (Call 11/20/44)	325	318,207
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	5	4,833
2.75%, 03/12/21 (Call 02/12/21)	40	39,985
2.90%, 11/03/27 (Call 08/03/27)	50	48,524
4.15%, 05/15/48 (Call 11/15/47)	25	25,771
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	25	24,568

		10,892,459
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	25	23,960
5.00%, 11/15/25 (Call 11/02/20)(b)	305	311,765

		335,725
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(b)	35	35,757
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	170	166,585
3.40%, 09/15/26 (Call 06/15/26)	335	320,783
4.50%, 06/15/47 (Call 12/15/46)	50	45,801
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	140	141,366
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	135	127,806
3.60%, 12/15/22 (Call 09/15/22)	25	24,910
4.38%, 06/15/25 (Call 03/15/25)	115	116,991
Blackboard Inc., 9.75%, 10/15/21 (Call 10/15/19)(b)(c)	25	17,842
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	30	28,698
CA Inc.
3.60%, 08/01/20 (Call 07/01/20)	295	294,705
3.60%, 08/15/22 (Call 07/15/22)	235	231,917
4.70%, 03/15/27 (Call 12/15/26)	75	71,734

Security	Par (000)	Value

Software (continued)
Camelot Finance SA, 7.88%, 10/15/24 (Call 10/15/19)(b)	$75	$77,245
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	50	48,328
5.00%, 10/15/24 (Call 07/15/24)	50	50,044
5.88%, 06/15/26 (Call 06/15/21)	70	71,550
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(b)	140	133,643
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	125	119,654
Donnelley Financial Solutions Inc., 8.25%, 10/15/24
(Call 10/15/21)	60	59,542
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	45	45,562
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(b)	55	54,730
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	55	53,507
3.00%, 08/15/26 (Call 05/15/26)	200	185,968
3.50%, 04/15/23 (Call 01/15/23)	50	49,779
3.63%, 10/15/20 (Call 09/15/20)	55	55,368
4.50%, 08/15/46 (Call 02/15/46)	75	68,895
5.00%, 10/15/25 (Call 07/15/25)	290	307,214
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	85	80,134
First Data Corp.
5.00%, 01/15/24 (Call 01/15/20)(b)	234	239,623
5.38%, 08/15/23 (Call 08/15/19)(b)	150	152,917
5.75%, 01/15/24 (Call 01/15/20)(b)	275	283,412
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	25	24,814
3.80%, 10/01/23 (Call 09/01/23)	400	401,872
3.85%, 06/01/25 (Call 03/01/25)	100	99,839
4.20%, 10/01/28 (Call 07/01/28)	50	49,918
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 11/30/19)(b)	80	85,834
Infor Software Parent LLC/Infor Software Parent Inc.
(7.88% PIK), 7.13%, 05/01/21 (Call 05/01/19)(b)(e)	100	100,883
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/19)(b)	50	50,735
6.50%, 05/15/22 (Call 05/15/19)	200	203,496
Informatica LLC, 7.13%, 07/15/23 (Call 07/15/19)(b)	125	125,952
IQVIA Inc.
4.88%, 05/15/23 (Call 05/15/19)(b)	75	76,015
5.00%, 10/15/26 (Call 10/15/21)(b)	200	201,382
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(b)	90	90,229
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	215	209,631
1.85%, 02/06/20	150	148,912
1.85%, 02/12/20 (Call 01/12/20)	250	248,015
2.00%, 11/03/20 (Call 10/03/20)	220	217,917
2.00%, 08/08/23 (Call 06/08/23)	25	24,289
2.38%, 02/12/22 (Call 01/12/22)	75	74,533
2.38%, 05/01/23 (Call 02/01/23)	500	494,650
2.40%, 02/06/22 (Call 01/06/22)	125	124,442
2.40%, 08/08/26 (Call 05/08/26)	415	396,176
2.65%, 11/03/22 (Call 09/03/22)	110	110,139
2.70%, 02/12/25 (Call 11/12/24)	75	74,351
2.88%, 02/06/24 (Call 12/06/23)	510	512,968
3.13%, 11/03/25 (Call 08/03/25)	140	141,978
3.30%, 02/06/27 (Call 11/06/26)	235	237,883
3.45%, 08/08/36 (Call 02/08/36)	50	48,968
3.50%, 02/12/35 (Call 08/12/34)	125	123,390

227

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.50%, 11/15/42	$75	$72,048
3.63%, 12/15/23 (Call 09/15/23)	185	192,587
3.70%, 08/08/46 (Call 02/08/46)	325	323,141
3.75%, 05/01/43 (Call 11/01/42)	150	149,266
3.75%, 02/12/45 (Call 08/12/44)	275	274,054
3.95%, 08/08/56 (Call 02/08/56)	40	40,364
4.00%, 02/12/55 (Call 08/12/54)	625	637,869
4.10%, 02/06/37 (Call 08/06/36)	235	247,793
4.20%, 11/03/35 (Call 05/03/35)	100	106,766
4.45%, 11/03/45 (Call 05/03/45)	300	333,078
4.50%, 10/01/40	51	56,514
4.50%, 02/06/57 (Call 08/06/56)	202	224,955
4.75%, 11/03/55 (Call 05/03/55)	430	498,009
4.88%, 12/15/43 (Call 06/15/43)	125	144,870
5.30%, 02/08/41	25	30,421
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	162	175,052
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(b)	75	74,734
5.25%, 11/15/24 (Call 11/15/19)(b)	50	51,133
5.38%, 05/15/27 (Call 05/15/22)(b)	50	51,245
5.75%, 08/15/25 (Call 08/15/20)(b)	100	103,626
Nuance Communications Inc.
5.38%, 08/15/20 (Call 03/04/19)(b)	14	14,040
5.63%, 12/15/26 (Call 12/15/21)	100	98,000
6.00%, 07/01/24 (Call 07/01/19)	25	25,250
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/20)(b)	100	102,665
5.88%, 06/01/26 (Call 06/01/21)(b)	95	98,385
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	345	337,476
2.40%, 09/15/23 (Call 07/15/23)	125	121,896
2.50%, 05/15/22 (Call 03/15/22)	720	711,511
2.50%, 10/15/22	282	277,998
2.63%, 02/15/23 (Call 01/15/23)	160	158,344
2.65%, 07/15/26 (Call 04/15/26)	550	523,292
2.80%, 07/08/21	25	25,045
2.95%, 11/15/24 (Call 09/15/24)	125	123,901
2.95%, 05/15/25 (Call 02/15/25)	135	132,928
3.25%, 11/15/27 (Call 08/15/27)	15	14,783
3.63%, 07/15/23	200	205,544
3.80%, 11/15/37 (Call 05/15/37)	250	241,155
3.85%, 07/15/36 (Call 01/15/36)	100	97,396
3.90%, 05/15/35 (Call 11/15/34)	225	222,356
4.00%, 07/15/46 (Call 01/15/46)	365	352,539
4.00%, 11/15/47 (Call 05/15/47)	250	242,225
4.13%, 05/15/45 (Call 11/15/44)	50	49,263
4.30%, 07/08/34 (Call 01/08/34)	200	209,204
4.38%, 05/15/55 (Call 11/15/54)	25	25,288
4.50%, 07/08/44 (Call 01/08/44)	175	182,205
5.38%, 07/15/40	85	98,817
6.13%, 07/08/39	150	186,924
6.50%, 04/15/38	22	28,226
Rackspace Hosting Inc., 8.63%, 11/15/24
(Call 11/15/19)(b)	125	105,000
Riverbed Technology Inc., 8.88%, 03/01/23
(Call 03/01/19)(b)	75	54,578
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	100	101,542
3.70%, 04/11/28 (Call 01/11/28)	150	153,582

Security	Par (000)	Value

Software (continued)
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24
(Call 03/01/19)(b)	$230	$249,874
TIBCO Software Inc., 11.38%, 12/01/21 (Call 12/01/19)(b)	75	79,309
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 02/01/19)(b)(c)	200	145,826
VMware Inc.
2.30%, 08/21/20	30	29,531
2.95%, 08/21/22 (Call 07/21/22)	175	171,036
3.90%, 08/21/27 (Call 05/21/27)	30	28,276

		18,273,956
Telecommunications — 1.6%
America Movil SAB de CV
6.13%, 11/15/37	325	386,805
6.38%, 03/01/35	130	156,762
Anixter Inc.
5.13%, 10/01/21	75	76,473
5.50%, 03/01/23	25	25,566
6.00%, 12/01/25 (Call 09/01/25)(b)	25	25,660
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	460	457,576
2.80%, 02/17/21 (Call 01/17/21)	100	99,435
3.00%, 02/15/22	108	107,382
3.00%, 06/30/22 (Call 04/30/22)	990	982,090
3.20%, 03/01/22 (Call 02/01/22)	60	59,965
3.40%, 05/15/25 (Call 02/15/25)	610	596,440
3.60%, 02/17/23 (Call 12/17/22)	160	161,251
3.80%, 03/15/22	50	50,805
3.80%, 03/01/24 (Call 01/01/24)	80	81,062
3.88%, 08/15/21	81	82,447
3.90%, 03/11/24 (Call 12/11/23)	175	177,877
3.95%, 01/15/25 (Call 10/15/24)	200	201,884
4.10%, 02/15/28 (Call 11/15/27)(c)	286	283,789
4.13%, 02/17/26 (Call 11/17/25)	290	292,645
4.25%, 03/01/27 (Call 12/01/26)	230	232,466
4.30%, 02/15/30 (Call 11/15/29)	207	204,947
4.30%, 12/15/42 (Call 06/15/42)	200	177,046
4.35%, 06/15/45 (Call 12/15/44)	480	424,003
4.45%, 05/15/21	75	77,141
4.45%, 04/01/24 (Call 01/01/24)	200	207,728
4.50%, 05/15/35 (Call 11/15/34)	1,310	1,234,544
4.50%, 03/09/48 (Call 09/09/47)	480	431,088
4.55%, 03/09/49 (Call 09/09/48)	225	201,512
4.75%, 05/15/46 (Call 11/15/45)	300	280,239
4.80%, 06/15/44 (Call 12/15/43)	150	140,192
5.00%, 03/01/21	270	280,014
5.15%, 03/15/42	130	128,285
5.15%, 11/15/46 (Call 05/15/46)	407	398,038
5.15%, 02/15/50 (Call 08/14/49)	100	97,026
5.25%, 03/01/37 (Call 09/01/36)	200	203,578
5.30%, 08/15/58 (Call 02/14/58)	150	143,402
5.35%, 09/01/40	228	230,950
5.45%, 03/01/47 (Call 09/01/46)	200	204,668
5.55%, 08/15/41	35	36,169
5.65%, 02/15/47 (Call 08/15/46)	265	276,944
5.70%, 03/01/57 (Call 09/01/56)	80	82,098
6.00%, 08/15/40 (Call 05/15/40)	35	37,715
6.35%, 03/15/40	100	109,809
6.38%, 03/01/41	100	111,742
Batelco International Finance No. 1 Ltd., 4.25%, 05/01/20(d)	200	198,386

228

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	$80	$79,033
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	300	282,099
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	200	205,754
9.63%, 12/15/30	450	628,771
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 09/15/22)(b)	200	190,520
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(c)	69	62,816
Series G, 6.88%, 01/15/28	50	45,444
Series P, 7.60%, 09/15/39	100	82,607
Series S, 6.45%, 06/15/21	150	152,784
Series T, 5.80%, 03/15/22	175	175,530
Series U, 7.65%, 03/15/42	75	62,135
Series V, 5.63%, 04/01/20	75	75,749
Series W, 6.75%, 12/01/23(c)	100	100,522
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	125	126,868
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 09/15/19)(b)(c)	75	64,639
8.00%, 10/15/25 (Call 10/15/20)(b)	50	43,305
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	50	48,933
2.20%, 02/28/21	715	707,929
2.20%, 09/20/23 (Call 07/20/23)	230	224,397
2.45%, 06/15/20	465	463,870
2.50%, 09/20/26 (Call 06/20/26)	200	189,948
2.60%, 02/28/23	100	99,332
2.95%, 02/28/26	275	272,167
3.63%, 03/04/24	65	67,534
5.50%, 01/15/40	150	182,869
5.90%, 02/15/39	100	126,592
Cogent Communications Finance Inc., 5.63%, 04/15/21 (Call 04/15/19)(b)	25	25,074
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (Call 09/27/19)(c)(d)	200	202,114
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/19)(b)	100	99,669
5.50%, 06/15/24 (Call 06/15/19)(b)	150	140,097
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(b)	100	85,361
6.00%, 06/15/25 (Call 06/15/20)(b)	100	94,189
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 10/01/19)	100	91,445
Deutsche Telekom International Finance BV
8.75%, 06/15/30	896	1,204,161
9.25%, 06/01/32	125	178,335
Digicel Group One Ltd., 8.25%, 12/30/22(b)	102	84,173
Digicel Group Two Ltd., 8.25%, 09/30/22 (Call 09/30/20)(b) .	98	53,110
Digicel Ltd., 6.00%, 04/15/21 (Call 04/15/19)(c)(d)	450	416,155
Embarq Corp., 8.00%, 06/01/36	170	160,001
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24(d)	200	199,210
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	50	34,482
6.88%, 01/15/25 (Call 10/15/24)(c)	100	52,939
7.13%, 01/15/23	125	74,501
7.63%, 04/15/24(c)	100	53,915
8.50%, 04/01/26 (Call 04/01/21)(b)	185	167,739
8.75%, 04/15/22	75	50,250
9.00%, 08/15/31	125	68,514

Security	Par (000)	Value

Telecommunications (continued)
10.50%, 09/15/22 (Call 06/15/22)	$275	$196,732
11.00%, 09/15/25 (Call 06/15/25)	425	275,217
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 12.50%, 07/01/22 (Call 07/01/19)(b)(c)	50	54,336
GTT Communications Inc., 7.88%, 12/31/24
(Call 12/31/19)(b)(c)	75	65,909
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 06/01/20)(b)	50	47,483
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	185,814
Hughes Satellite Systems Corp.
5.25%, 08/01/26	97	92,975
6.63%, 08/01/26	100	96,694
7.63%, 06/15/21	75	79,684
IHS Netherlands Holdco BV, 9.50%, 10/27/21
(Call 10/27/19)(d)	200	206,188
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 05/15/19)(b)	100	96,862
Intelsat Connect Finance SA, 9.50%, 02/15/23
(Call 08/15/20)(b)	115	107,037
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/19)	265	240,946
8.00%, 02/15/24 (Call 02/15/19)(b)	150	156,330
8.50%, 10/15/24 (Call 10/15/20)(b)	365	369,176
9.50%, 09/30/22(b)	50	58,117
9.75%, 07/15/25 (Call 07/15/21)(b)	200	208,242
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/19)	125	104,029
Iridium Communications Inc., 10.25%, 04/15/23
(Call 04/15/20)(b)	50	54,015
Juniper Networks Inc.
4.50%, 03/15/24	225	227,356
5.95%, 03/15/41	144	140,570
Koninklijke KPN NV, 8.38%, 10/01/30	200	263,328
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/19)	50	49,658
5.25%, 03/15/26 (Call 03/15/21)	80	77,495
5.38%, 08/15/22 (Call 08/15/19)	125	125,938
5.38%, 01/15/24 (Call 01/15/20)	94	94,182
5.38%, 05/01/25 (Call 05/01/20)	127	125,616
5.63%, 02/01/23 (Call 02/01/19)	70	70,529
Level 3 Parent LLC, 5.75%, 12/01/22 (Call 12/01/19)	150	150,739
Millicom International Cellular SA, 5.13%, 01/15/28
(Call 09/15/22)(b)	200	189,034
Motorola Solutions Inc.
3.50%, 09/01/21	100	99,635
3.50%, 03/01/23	5	4,880
3.75%, 05/15/22	132	132,337
4.00%, 09/01/24	75	74,019
4.60%, 02/23/28 (Call 11/23/27)	190	184,748
5.50%, 09/01/44	85	78,061
MTN Mauritius Investment Ltd., 4.76%, 11/11/24(d)	600	568,104
New Cingular Wireless Services Inc., 8.75%, 03/01/31	75	97,823
Nokia of America Corp., 6.45%, 03/15/29	25	24,426
Nokia OYJ
3.38%, 06/12/22	50	49,186
4.38%, 06/12/27	75	72,662
6.63%, 05/15/39	75	78,020
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	400	391,236
4.75%, 02/16/21(b)	200	205,072

229

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Orange SA
5.38%, 01/13/42	$110	$119,293
5.50%, 02/06/44 (Call 08/06/43)	125	137,559
9.00%, 03/01/31	197	278,901
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(d)	200	194,748
6.63%, 04/24/28(d)	250	235,700
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(d)	200	199,406
Plantronics Inc., 5.50%, 05/31/23 (Call 05/15/19)(b)	75	72,122
Proven Glory Capital Ltd., 4.00%, 02/21/27(d)	400	363,088
Proven Honour Capital Ltd., 4.13%, 05/06/26(d)	200	184,484
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(b)	25	23,375
Qwest Capital Funding Inc.
6.88%, 07/15/28	50	41,591
7.75%, 02/15/31	50	42,155
Qwest Corp.
6.75%, 12/01/21	125	133,133
6.88%, 09/15/33 (Call 09/15/19)	100	94,153
7.13%, 11/15/43 (Call 11/15/19)	25	23,007
7.25%, 09/15/25	25	26,245
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	25	23,525
3.00%, 03/15/23 (Call 12/15/22)	25	24,683
3.63%, 12/15/25 (Call 09/15/25)	175	175,035
4.10%, 10/01/23 (Call 07/01/23)	225	232,045
4.30%, 02/15/48 (Call 08/15/47)	300	292,149
4.50%, 03/15/43 (Call 09/15/42)	25	24,899
5.00%, 03/15/44 (Call 09/15/43)	350	369,806
Sprint Capital Corp.
6.88%, 11/15/28	300	298,212
8.75%, 03/15/32	235	258,143
Sprint Communications Inc.
6.00%, 11/15/22	275	277,986
7.00%, 03/01/20(b)	150	154,591
7.00%, 08/15/20	175	181,569
11.50%, 11/15/21	125	144,803
Sprint Corp.
7.13%, 06/15/24	300	307,902
7.25%, 09/15/21	300	314,910
7.63%, 02/15/25 (Call 11/15/24)	175	183,169
7.63%, 03/01/26 (Call 11/01/25)	180	186,968
7.88%, 09/15/23	525	557,949
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 09/20/21(b)	309	307,463
4.74%, 03/20/25(b)	450	449,073
Telecom Italia Capital SA
6.00%, 09/30/34	125	108,719
6.38%, 11/15/33	115	104,304
7.20%, 07/18/36	200	194,432
7.72%, 06/04/38	125	125,040
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	125	125,388
Telefonica Emisiones SAU
4.10%, 03/08/27	300	298,206
4.57%, 04/27/23	150	156,103
4.67%, 03/06/38	150	139,359
4.90%, 03/06/48	150	139,608
5.13%, 04/27/20	425	434,176
5.21%, 03/08/47	150	145,467

Security	Par (000)	Value

Telecommunications (continued)
5.46%, 02/16/21	$425	$442,200
7.05%, 06/20/36	250	296,160
Telefonica Europe BV, 8.25%, 09/15/30	97	126,634
Telesat Canada/Telesat LLC, 8.88%, 11/15/24
(Call 11/15/19)(b)	75	78,627
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	150	148,261
4.60%, 11/16/48 (Call 05/16/48)	115	115,207
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	75	74,486
4.50%, 02/01/26 (Call 02/01/21)	150	146,417
4.75%, 02/01/28 (Call 02/01/23)	210	201,316
5.38%, 04/15/27 (Call 04/15/22)	80	81,069
6.00%, 03/01/23 (Call 09/01/19)	175	179,429
6.00%, 04/15/24 (Call 04/15/19)	150	154,008
6.38%, 03/01/25 (Call 09/01/19)	250	259,480
6.50%, 01/15/24 (Call 01/15/20)	150	155,287
6.50%, 01/15/26 (Call 01/15/21)	250	265,392
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/19)(b)	50	48,239
Turk Telekomunikasyon AS, 4.88%, 06/19/24(d)	200	184,444
U.S. Cellular Corp., 6.70%, 12/15/33	78	80,573
VEON Holdings BV, 4.95%, 06/16/24 (Call 03/16/24)(d)	200	195,956
Verizon Communications Inc.
2.63%, 08/15/26	255	238,009
2.95%, 03/15/22	50	49,869
3.13%, 03/16/22	150	150,330
3.38%, 02/15/25	950	948,005
3.50%, 11/01/24 (Call 08/01/24)	490	494,047
3.85%, 11/01/42 (Call 05/01/42)	155	139,161
4.13%, 03/16/27	165	168,991
4.13%, 08/15/46	55	50,800
4.27%, 01/15/36	380	369,398
4.33%, 09/21/28	1,068	1,104,397
4.40%, 11/01/34 (Call 05/01/34)	150	150,292
4.52%, 09/15/48	325	318,230
4.60%, 04/01/21	100	103,458
4.67%, 03/15/55	550	534,913
4.75%, 11/01/41	150	151,216
4.81%, 03/15/39	308	315,201
4.86%, 08/21/46	425	434,001
5.01%, 04/15/49	316	331,149
5.01%, 08/21/54	590	603,222
5.25%, 03/16/37	125	134,995
5.50%, 03/16/47	144	160,340
6.40%, 09/15/33	41	48,960
6.55%, 09/15/43	505	622,690
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(b)	100	94,407
Vodafone Group PLC
2.50%, 09/26/22	190	184,786
2.95%, 02/19/23	300	292,818
3.75%, 01/16/24	60	59,948
4.13%, 05/30/25	203	203,773
4.38%, 03/16/21	100	102,371
4.38%, 05/30/28	200	199,158
4.38%, 02/19/43	115	101,337
5.00%, 05/30/38	65	62,884
5.25%, 05/30/48	200	194,480
6.15%, 02/27/37	300	328,167
6.25%, 11/30/32	75	84,935

230

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
6.25%, 10/03/78, (5 year USD Swap + 3.051%)(a)(d)	$200	$190,964
7.88%, 02/15/30	100	126,024
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(b)	200	165,300
Windstream Services LLC/Windstream Finance Corp.
8.63%, 10/31/25 (Call 10/31/20)(b)	100	94,410
9.00%, 06/30/25 (Call 06/30/21)(b)	93	69,309
10.50%, 06/30/24 (Call 06/30/20)(b)	50	41,363
Xplornet Communications Inc. (10.63% PIK), 9.63%, 06/01/22 (Call 05/25/19)(b)(e)	35	35,121

		47,414,721
Textiles — 0.0%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	635	629,615
3.25%, 06/01/22 (Call 03/01/22)	375	376,151
3.70%, 04/01/27 (Call 01/01/27)	125	124,018
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	50	50,616

		1,180,400
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	25	24,878
3.50%, 09/15/27 (Call 06/15/27)	180	166,271
5.10%, 05/15/44 (Call 11/15/43)	50	44,124
6.35%, 03/15/40	90	92,861
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	50	46,441
3.15%, 03/15/23 (Call 12/15/22)	25	21,957
5.45%, 11/01/41 (Call 05/01/41)	75	56,054
6.20%, 10/01/40	25	19,414
6.75%, 12/31/25 (Call 12/31/20)(b)	130	122,797

		594,797
Transportation — 0.6%
AP Moller - Maersk A/S, 3.88%, 09/28/25
(Call 06/28/25)(b)	125	119,771
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	10	10,007
3.00%, 04/01/25 (Call 01/01/25)	80	79,394
3.05%, 09/01/22 (Call 06/01/22)	75	75,382
3.25%, 06/15/27 (Call 03/15/27)(c)	100	100,330
3.40%, 09/01/24 (Call 12/01/23)	25	25,393
3.65%, 09/01/25 (Call 06/01/25)	50	51,148
3.75%, 04/01/24 (Call 01/01/24)	125	129,020
3.90%, 08/01/46 (Call 02/01/46)	25	24,312
4.05%, 06/15/48 (Call 12/15/47)	25	24,862
4.13%, 06/15/47 (Call 12/15/46)	210	212,394
4.15%, 04/01/45 (Call 10/01/44)	175	176,734
4.15%, 12/15/48 (Call 06/15/48)	25	25,473
4.40%, 03/15/42 (Call 09/15/41)	15	15,617
4.45%, 03/15/43 (Call 09/15/42)	140	147,557
4.55%, 09/01/44 (Call 03/01/44)	200	212,428
4.90%, 04/01/44 (Call 10/01/43)	125	139,452
5.15%, 09/01/43 (Call 03/01/43)	50	57,105
5.40%, 06/01/41 (Call 12/01/40)	75	87,307
5.75%, 05/01/40 (Call 11/01/39)	175	211,774
6.15%, 05/01/37	25	31,066
6.20%, 08/15/36	150	187,066
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	115	110,954
2.95%, 11/21/24 (Call 08/21/24)	110	108,480
3.20%, 08/02/46 (Call 02/02/46)	175	154,402

Security	Par (000)	Value

Transportation (continued)
3.65%, 02/03/48 (Call 08/03/47)	$115	$110,548
6.20%, 06/01/36	175	219,548
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	48,225
4.00%, 06/01/28 (Call 03/01/28)	25	25,700
4.45%, 03/15/23 (Call 12/15/22)	50	51,661
4.80%, 08/01/45 (Call 02/01/45)	175	188,450
5.75%, 01/15/42	75	86,755
5.95%, 05/15/37	60	70,419
6.13%, 09/15/15 (Call 03/15/15)	49	57,055
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	65	65,564
COSCO Finance 2011 Ltd., 4.00%, 12/03/22(d)	400	403,276
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	125	115,624
3.25%, 06/01/27 (Call 03/01/27)	190	183,701
3.35%, 11/01/25 (Call 08/01/25)	200	197,500
3.40%, 08/01/24 (Call 05/01/24)	145	145,957
3.70%, 11/01/23 (Call 08/01/23)	115	117,207
3.80%, 03/01/28 (Call 12/01/27)	135	135,404
3.80%, 11/01/46 (Call 05/01/46)	125	113,752
3.95%, 05/01/50 (Call 11/01/49)	140	127,389
4.10%, 03/15/44 (Call 09/15/43)	175	166,668
4.25%, 06/01/21 (Call 03/01/21)	25	25,569
4.25%, 03/15/29 (Call 12/15/28)	25	25,877
4.75%, 05/30/42 (Call 11/30/41)	150	154,131
5.50%, 04/15/41 (Call 10/15/40)	25	28,151
6.00%, 10/01/36	85	99,161
6.22%, 04/30/40	150	181,479
FedEx Corp.
2.63%, 08/01/22	115	112,576
3.20%, 02/01/25	125	122,566
3.25%, 04/01/26 (Call 01/01/26)	75	72,607
3.30%, 03/15/27 (Call 12/15/26)	95	90,666
3.40%, 02/15/28 (Call 11/15/27)	145	138,458
3.88%, 08/01/42	35	29,957
3.90%, 02/01/35	50	46,131
4.00%, 01/15/24	170	175,391
4.05%, 02/15/48 (Call 08/15/47)	50	43,585
4.10%, 04/15/43	25	22,239
4.10%, 02/01/45	90	79,446
4.40%, 01/15/47 (Call 07/15/46)	50	45,787
4.55%, 04/01/46 (Call 10/01/45)	100	94,059
4.75%, 11/15/45 (Call 05/15/45)	200	193,870
4.90%, 01/15/34	50	52,323
5.10%, 01/15/44	250	254,087
Hornbeck Offshore Services Inc., 5.00%, 03/01/21
(Call 03/01/19)	25	12,388
JB Hunt Transport Services Inc., 3.30%, 08/15/22
(Call 06/15/22)	50	49,918
Kansas City Southern
3.13%, 06/01/26 (Call 03/01/26)	100	94,571
4.70%, 05/01/48 (Call 11/01/47)	25	24,752
4.95%, 08/15/45 (Call 02/15/45)	120	122,338
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(d)	200	223,560
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23
(Call 07/31/19)(b)	50	48,051
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	24,531
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(d)	200	203,646

231

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 11/15/19)(b)	$50	$37,151
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/20)(b)	50	29,922
11.25%, 08/15/22 (Call 11/16/19)(b)	25	17,835
Neovia Logistics Services LLC/SPL Logistics Finance Corp., 8.88%, 08/01/20 (Call 03/04/19)(b)	50	43,840
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	200	192,038
3.00%, 04/01/22 (Call 01/01/22)	275	274,114
3.15%, 06/01/27 (Call 03/01/27)	100	96,850
3.80%, 08/01/28 (Call 05/01/28)	50	50,692
3.94%, 11/01/47 (Call 05/01/47)	218	204,307
3.95%, 10/01/42 (Call 04/01/42)	100	94,014
4.45%, 06/15/45 (Call 12/15/44)	25	25,221
4.65%, 01/15/46 (Call 07/15/45)	95	98,055
4.84%, 10/01/41	295	312,275
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(d)	200	198,662
Pelabuhan Indonesia III Persero PT, 4.50%, 05/02/23(d)	400	402,960
Rumo Luxembourg Sarl, 5.88%, 01/18/25
(Call 01/18/22)(d)	200	198,304
Russian Railways via RZD Capital PLC
4.38%, 03/01/24(d)	400	398,028
5.70%, 04/05/22(d)	200	206,696
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	250	243,157
2.50%, 05/11/20 (Call 04/11/20)	35	34,693
2.50%, 09/01/22 (Call 08/01/22)	5	4,825
2.88%, 09/01/20 (Call 08/01/20)	85	84,484
3.75%, 06/09/23 (Call 05/09/23)	400	401,332
3.88%, 12/01/23 (Call 11/01/23)	50	50,245
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(b)(c)	50	48,074
TTX Co., 4.60%, 02/01/49 (Call 08/01/48)(b)	250	257,077
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	250	247,972
2.75%, 03/01/26 (Call 12/01/25)	273	260,297
3.00%, 04/15/27 (Call 01/15/27)(c)	50	48,063
3.20%, 06/08/21	50	50,460
3.25%, 08/15/25 (Call 05/15/25)	390	388,030
3.60%, 09/15/37 (Call 03/15/37)	200	182,582
3.75%, 07/15/25 (Call 05/15/25)	45	45,977
3.80%, 10/01/51 (Call 04/01/51)	50	44,036
3.88%, 02/01/55 (Call 08/01/54)	125	109,981
3.95%, 09/10/28 (Call 06/10/28)	310	317,666
4.00%, 04/15/47 (Call 10/15/46)(c)	200	189,166
4.05%, 11/15/45 (Call 05/15/45)	75	70,366
4.05%, 03/01/46 (Call 09/01/45)	25	23,516
4.16%, 07/15/22 (Call 04/15/22)	162	167,845
4.38%, 09/10/38 (Call 03/10/38)	50	50,747
4.38%, 11/15/65 (Call 05/15/65)	25	22,830
4.50%, 09/10/48 (Call 03/10/48)	400	408,068
United Parcel Service Inc.
2.05%, 04/01/21	50	49,202
2.40%, 11/15/26 (Call 08/15/26)	75	70,133
2.45%, 10/01/22	410	404,387
2.50%, 04/01/23 (Call 03/01/23)	35	34,434
2.80%, 11/15/24 (Call 09/15/24)	235	232,201
3.05%, 11/15/27 (Call 08/15/27)	250	243,305

Security	Par (000)	Value

Transportation (continued)
3.13%, 01/15/21	$44	$44,248
3.40%, 11/15/46 (Call 05/15/46)	120	104,706
3.63%, 10/01/42	40	36,665
3.75%, 11/15/47 (Call 05/15/47)	55	51,480
6.20%, 01/15/38	77	96,650
XPO CNW Inc., 6.70%, 05/01/34	75	68,819
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(b)	70	71,184
6.50%, 06/15/22 (Call 06/15/19)(b)	113	115,780

		16,295,349
Trucking & Leasing — 0.1%
Aviation Capital Group LLC
3.88%, 05/01/23 (Call 04/01/23)(b)	500	492,315
4.38%, 01/30/24 (Call 12/30/23)(b)	200	200,376
4.88%, 10/01/25 (Call 07/01/25)(b)	50	51,019
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (Call 09/01/23)(b)	100	101,295
5.50%, 01/15/23 (Call 12/15/22)(b)	50	51,060
CMBLEMTN 1 Ltd., 3.25%, 11/29/21(d)	200	196,274
DAE Funding LLC, 5.00%, 08/01/24 (Call 08/01/20)(d)	600	590,526
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(b)	65	62,886
6.75%, 03/15/22 (Call 03/15/20)(b)	65	65,120
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	70	66,023
3.25%, 09/15/26 (Call 06/15/26)	55	50,940
3.85%, 03/30/27 (Call 12/30/26)	200	191,146
4.55%, 11/07/28 (Call 08/07/28)	100	100,110
4.70%, 04/01/29 (Call 01/01/29)	50	50,463
5.20%, 03/15/44 (Call 09/15/43)	75	75,451
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(b)	50	49,476
4.50%, 03/15/23 (Call 02/15/23)(b)	140	137,816
5.25%, 08/15/22(b)	185	187,806
5.50%, 02/15/24(b)	160	162,498
Penske Truck Leasing Co. Lp/PTL Finance Corp., 3.65%, 07/29/21 (Call 06/29/21)(b)	70	70,402
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.30%, 04/01/21 (Call 03/01/21)(b)	100	99,798
3.38%, 02/01/22 (Call 12/01/21)(b)	25	24,779
3.40%, 11/15/26 (Call 08/15/26)(b)	172	160,927
3.90%, 02/01/24 (Call 01/01/24)(b)	200	197,868
4.20%, 04/01/27 (Call 01/01/27)(b)	200	196,002
4.45%, 01/29/26 (Call 11/29/25)(b)	150	151,372
SMBC Aviation Capital Finance DAC, 4.13%, 07/15/23 (Call 06/15/23)(b)	250	253,402

		4,037,150
Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/28 (Call 06/01/28)	75	75,913
2.95%, 09/01/27 (Call 06/01/27)	55	52,394
3.40%, 03/01/25 (Call 12/01/24)	55	54,903
3.75%, 09/01/47 (Call 03/01/47)	109	100,379
3.85%, 03/01/24 (Call 12/01/23)	25	25,602
4.20%, 09/01/48 (Call 03/01/48)	50	49,740
4.30%, 09/01/45 (Call 03/01/45)	100	100,531
6.59%, 10/15/37	25	32,074

232

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
Veolia Environnement SA, 6.75%, 06/01/38	$50	$60,906

		552,442

Total Corporate Bonds & Notes — 33.2% (Cost: $990,167,245)		974,844,384

Foreign Government Obligations(j)

Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(d)	200	206,298
9.38%, 05/08/48(d)	200	211,052
9.50%, 11/12/25(d)	250	279,390

		696,740
Argentina — 0.3%
Argentina Bonar Bonds, 8.75%, 05/07/24	2,125	2,106,066
Argentine Republic Government International Bond
2.50%, 12/31/38(i)	25	13,802
4.63%, 01/11/23	112	96,355
5.63%, 01/26/22	500	455,105
5.88%, 01/11/28	150	119,450
6.63%, 07/06/28	300	247,500
6.88%, 04/22/21	700	669,473
6.88%, 01/26/27	300	254,160
6.88%, 01/11/48	150	114,792
7.13%, 07/06/36	450	356,855
7.13%, 06/28/17	350	272,479
7.50%, 04/22/26	500	443,385
7.63%, 04/22/46	150	121,659
8.28%, 12/31/33	561	488,178
Series NY, 2.50%, 12/31/38(i)	1,072	638,590
Series NY, 8.28%, 12/31/33	540	477,137
Autonomous City of Buenos Aires Argentina, 7.50%, 06/01/27(d)	250	230,565
Provincia de Buenos Aires/Argentina
7.88%, 06/15/27(d)	200	164,142
9.13%, 03/16/24(d)	150	135,990
10.88%, 01/26/21(d)	66	67,804
Provincia de Cordoba, 7.45%, 09/01/24(d)	150	126,342

		7,599,829
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(d)	200	203,780

Bahrain — 0.1%
Bahrain Government International Bond
5.50%, 03/31/20(b)	100	100,886
6.13%, 08/01/23(d)	400	418,604
6.75%, 09/20/29(d)	200	202,832
7.00%, 10/12/28(d)	200	207,294
7.50%, 09/20/47(d)	200	199,618
CBB International Sukuk Co. 6 Spc, 5.25%, 03/20/25(d)	600	586,926

		1,716,160
Belarus — 0.0%
Republic of Belarus International Bond, 7.63%, 06/29/27(d)	200	209,956

Belgium — 0.0%
Belgium Government International Bond, 2.88%, 09/18/24(d)	200	201,452

Security	Par (000)	Value

Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(d)	$400	$364,928

Brazil — 0.2%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20(d)	200	205,242
5.75%, 09/26/23(d)	200	213,080
Brazilian Government International Bond
4.25%, 01/07/25	550	555,681
4.63%, 01/13/28 (Call 10/13/27)	250	249,093
4.88%, 01/22/21	100	102,959
5.00%, 01/27/45	400	369,324
5.63%, 01/07/41	100	100,951
6.00%, 04/07/26	1,000	1,095,390
7.13%, 01/20/37	125	146,911
8.25%, 01/20/34	187	238,560
8.75%, 02/04/25	100	124,789
8.88%, 04/15/24	130	161,352
10.13%, 05/15/27	908	1,251,923

		4,815,255
Canada — 0.4%
Canada Government International Bond, 2.00%, 11/15/22	700	686,840
CPPIB Capital Inc., 2.75%, 11/02/27(b)	250	244,935
Export Development Canada
1.50%, 05/26/21	350	341,723
1.75%, 07/21/20(c)	225	222,327
2.00%, 11/30/20	200	197,924
2.00%, 05/17/22	190	186,481
Ontario Teachers’ Finance Trust, 2.75%, 04/16/21(b)	400	400,188
Province of Alberta Canada
2.05%, 08/17/26(b)	250	234,578
2.20%, 07/26/22	555	543,339
3.30%, 03/15/28	250	253,540
Province of British Columbia Canada
2.00%, 10/23/22	575	561,154
2.25%, 06/02/26	785	754,942
2.65%, 09/22/21(c)	25	25,007
Province of Manitoba Canada
2.05%, 11/30/20	100	98,807
2.10%, 09/06/22	395	384,927
2.13%, 05/04/22	95	92,928
2.13%, 06/22/26	225	212,254
3.05%, 05/14/24(c)	150	151,188
Province of Ontario Canada
1.88%, 05/21/20	480	474,965
2.20%, 10/03/22	260	254,220
2.25%, 05/18/22	465	456,769
2.40%, 02/08/22	300	296,580
2.45%, 06/29/22	325	321,159
2.50%, 09/10/21(c)	325	322,891
2.50%, 04/27/26	470	455,726
3.20%, 05/16/24	250	253,775
4.40%, 04/14/20	100	102,000
Province of Quebec Canada
2.38%, 01/31/22	350	346,500
2.50%, 04/20/26	300	291,789
2.63%, 02/13/23	295	293,304
2.75%, 04/12/27	275	270,097
3.50%, 07/29/20	470	475,678
Series NN, 7.13%, 02/09/24	50	59,513

233

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Series PD, 7.50%, 09/15/29	$275	$382,918
Series QO, 2.88%, 10/16/24	755	756,193

		11,407,159
Cayman Islands — 0.0%
KSA Sukuk Ltd., 4.30%, 01/19/29(d)	200	203,382

Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	405	394,745
3.13%, 03/27/25	600	595,752
3.13%, 01/21/26	200	197,530
3.24%, 02/06/28 (Call 11/06/27)	200	197,166
3.86%, 06/21/47	250	243,718

		1,628,911
China — 0.1%
Avi Funding Co. Ltd., 2.85%, 09/16/20(d)	200	198,554
China Government International Bond
2.63%, 11/02/27(d)	200	190,988
3.25%, 10/19/23(d)	200	203,206
4.00%, 10/19/48(d)	400	405,776
Export-Import Bank of China (The)
2.00%, 04/26/21(d)	200	195,054
2.75%, 11/28/22(d)	200	196,276
2.88%, 04/26/26(d)	200	188,774
3.25%, 11/28/27(d)	200	191,636
3.63%, 07/31/24(d)	200	201,674

		1,971,938
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	400	394,872
4.00%, 02/26/24 (Call 11/26/23)	205	207,659
4.38%, 07/12/21	500	512,635
4.50%, 01/28/26 (Call 10/28/25)	400	413,044
5.00%, 06/15/45 (Call 12/15/44)	200	202,086
5.63%, 02/26/44 (Call 08/26/43)	400	435,784
6.13%, 01/18/41	400	455,284
8.13%, 05/21/24	400	477,228
10.38%, 01/28/33	85	129,754

		3,228,346
Costa Rica — 0.0%
Costa Rica Government International Bond
4.25%, 01/26/23(d)	450	416,749
7.00%, 04/04/44(d)	200	178,762
Instituto Costarricense de Electricidad, 6.95%, 11/10/21(d)	200	192,732

		788,243
Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(d)	200	214,000
6.00%, 01/26/24(d)	200	220,100
6.38%, 03/24/21(d)	200	211,226
6.63%, 07/14/20(d)	200	208,740

		854,066
Denmark — 0.0%
Kommunekredit, 2.25%, 11/16/22(d)	500	493,125

Dominican Republic — 0.1%
Dominican Republic International Bond
5.88%, 04/18/24(d)	300	311,025
5.95%, 01/25/27(d)	600	618,822

Security	Par (000)	Value

Dominican Republic (continued)
6.50%, 02/15/48(d)	$150	$149,562
6.60%, 01/28/24(d)	100	106,696
6.85%, 01/27/45(d)	300	310,458
7.45%, 04/30/44(d)	100	109,582

		1,606,145
Ecuador — 0.1%
Ecuador Government International Bond
7.88%, 01/23/28(d)	200	177,378
7.95%, 06/20/24(d)	450	426,721
8.75%, 06/02/23(d)	400	396,004
9.63%, 06/02/27(d)	200	194,704
9.65%, 12/13/26(d)	400	391,360
10.75%, 03/28/22(d)	400	422,516

		2,008,683
Egypt — 0.1%
Egypt Government International Bond
5.75%, 04/29/20(d)	100	101,023
5.88%, 06/11/25(d)	410	386,630
6.88%, 04/30/40(d)	100	86,289
7.50%, 01/31/27(d)	800	793,776
8.50%, 01/31/47(d)	400	385,132

		1,752,850
El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(d)	200	193,434
7.63%, 02/01/41(d)	150	148,481
7.65%, 06/15/35(d)	100	100,226
8.25%, 04/10/32(d)	100	105,984
8.63%, 02/28/29(d)	200	217,380

		765,505
France — 0.0%
Agence Francaise de Developpement, 1.88%, 09/14/20(d)	200	197,276
Caisse d’Amortissement de la Dette Sociale, 3.00%, 10/26/20	350	351,859

		549,135
Gabon — 0.0%
Gabon Government International Bond, 6.38%, 12/12/24(d)	400	382,908

Germany — 0.1%
FMS Wertmanagement
1.38%, 06/08/21	750	729,495
1.75%, 05/15/20(d)	200	197,810
2.75%, 01/30/24	500	503,570

		1,430,875
Ghana — 0.0%
Ghana Government International Bond
7.63%, 05/16/29(d)	200	190,816
8.13%, 01/18/26(d)	200	203,324
8.63%, 06/16/49(d)	200	186,344

		580,484
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	192,102
5.75%, 06/06/22(d)	200	210,228

		402,330
Hong Kong — 0.0%
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	196,062

234

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary — 0.1%
Hungary Government International Bond
5.75%, 11/22/23	$150	$163,780
6.38%, 03/29/21	900	955,305
7.63%, 03/29/41	160	230,914

		1,349,999

India — 0.0%
Export-Import Bank of India
3.13%, 07/20/21(d)	200	197,450
3.88%, 02/01/28(d)	400	383,268

		580,718

Indonesia — 0.3%
Indonesia Government International Bond
3.38%, 04/15/23(d)	200	197,866
3.85%, 07/18/27(d)	600	588,666
4.10%, 04/24/28	200	200,284
4.13%, 01/15/25(d)	200	202,256
4.35%, 01/08/27(d)	200	203,194
4.35%, 01/11/48(c)	400	384,488
4.75%, 01/08/26(d)	200	208,736
4.88%, 05/05/21(d)	200	206,148
5.25%, 01/08/47(d)	600	636,408
5.38%, 10/17/23(d)	400	428,528
5.88%, 03/13/20(d)	100	102,972
5.95%, 01/08/46(d)	300	345,870
6.75%, 01/15/44(d)	200	251,476
7.75%, 01/17/38(d)	420	563,699
8.50%, 10/12/35(d)	300	422,679
11.63%, 03/04/19(d)	200	201,500
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/22(d)	400	397,792
4.15%, 03/29/27(d)	800	794,632
4.35%, 09/10/24(d)	200	203,468
4.40%, 03/01/28(d)	400	401,600
4.55%, 03/29/26(d)	200	203,990
6.13%, 03/15/19(d)	200	200,698

		7,346,950

Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(d)	200	199,530

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	200	196,064
4.00%, 06/30/22	200	207,024
4.50%, 01/30/43	300	313,110

		716,198

Italy — 0.0%
Republic of Italy Government International Bond
5.38%, 06/15/33	260	273,564
6.88%, 09/27/23	250	275,230

		548,794

Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/19)(d)(i)	181	167,009
6.13%, 06/15/33(d)	400	357,608
6.38%, 03/03/28(d)	200	191,656

		716,273

Security	Par (000)	Value

Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28	$550	$605,957
8.00%, 03/15/39	100	118,858

		724,815

Japan — 0.2%
Development Bank of Japan Inc.
1.63%, 09/01/21(b)	200	193,970
2.13%, 09/01/22(b)	250	243,940
2.50%, 10/18/22(d)	200	197,220
3.13%, 09/06/23(b)	200	202,242
Japan Bank for International Cooperation
1.50%, 07/21/21	450	436,815
1.88%, 04/20/21	100	98,110
1.88%, 07/21/26	200	184,976
2.13%, 11/16/20	750	741,922
2.13%, 02/10/25	200	190,988
2.25%, 11/04/26	600	568,446
2.38%, 04/20/26	250	240,058
2.75%, 11/16/27	200	194,132
2.88%, 06/01/27	500	492,200
3.00%, 05/29/24	250	251,195
3.25%, 07/20/23	250	254,092
3.38%, 10/31/23	500	511,175
3.50%, 10/31/28	200	205,942
Japan Finance Organization for Municipalities, 3.38%, 09/27/23(b)	200	203,600

		5,411,023

Jersey — 0.0%
IDB Trust Services Ltd.
2.26%, 09/26/22(d)	400	388,620
3.10%, 03/15/23(d)	300	299,229
3.39%, 09/26/23(d)	200	202,492

		890,341

Jordan — 0.0%
Jordan Government International Bond
5.75%, 01/31/27(d)	600	579,312
6.13%, 01/29/26(d)	200	199,108

		778,420

Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	200	203,928
4.88%, 10/14/44(d)	200	208,362
5.13%, 07/21/25(d)	600	647,316
6.50%, 07/21/45(d)	200	249,704

		1,309,310

Kenya — 0.0%
Kenya Government International Bond
6.88%, 06/24/24(d)	200	200,044
8.25%, 02/28/48(d)	200	192,572

		392,616

Kuwait — 0.0%
Kuwait International Government Bond
2.75%, 03/20/22(d)	200	197,500
3.50%, 03/20/27(d)	600	601,926

		799,426

235

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(d)	$250	$221,285
6.20%, 02/26/25(d)	1,000	849,710
6.38%, 03/09/20	100	96,140
6.40%, 05/26/23	50	44,328
6.60%, 11/27/26(d)	50	41,886
6.65%, 04/22/24(d)	300	264,789
6.65%, 11/03/28(d)	50	41,511
6.65%, 02/26/30(d)	200	164,292
6.75%, 11/29/27(d)	25	21,019
6.85%, 05/25/29	50	41,144
7.00%, 03/23/32(d)	100	81,880
7.25%, 03/23/37(d)	315	257,449
8.25%, 04/12/21(d)	300	287,058

		2,412,491

Lithuania — 0.0%
Lithuania Government International Bond
6.13%, 03/09/21(d)	200	211,956
6.63%, 02/01/22(d)	200	218,994
7.38%, 02/11/20(d)	100	104,192

		535,142

Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	200	196,702
Malaysia Sukuk Global Bhd, 4.08%, 04/27/46(d)	250	252,818

		449,520

Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	620	621,271
3.60%, 01/30/25	200	194,984
3.63%, 03/15/22	380	379,647
3.75%, 01/11/28	200	190,808
4.00%, 10/02/23	770	778,501
4.13%, 01/21/26	400	398,104
4.15%, 03/28/27	850	837,420
4.35%, 01/15/47	800	712,056
4.75%, 03/08/44	570	538,148
5.55%, 01/21/45	650	683,780
5.75%, 10/12/10	200	196,762
6.05%, 01/11/40	180	197,134
6.75%, 09/27/34	100	117,236
7.50%, 04/08/33	65	80,907
8.30%, 08/15/31	100	131,878

		6,058,636

Mongolia — 0.0%
Mongolia Government International Bond, 5.63%, 05/01/23(d)	300	294,966

Morocco — 0.0%
Morocco Government International Bond, 4.25%, 12/11/22(d)	400	403,732

Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27(d)	200	191,164
7.63%, 11/28/47(d)	400	376,272
7.70%, 02/23/38(d)	200	192,484
7.88%, 02/16/32(d)	200	199,452

		959,372

Security	Par (000)	Value

Norway — 0.0%
Kommunalbanken AS
2.50%, 04/17/20(b)	$250	$249,633
3.13%, 10/18/21(b)	500	506,375

		756,008

Oman — 0.1%
Oman Government International Bond
3.63%, 06/15/21(d)	200	193,048
3.88%, 03/08/22(d)	200	191,332
4.13%, 01/17/23(d)	200	188,762
4.75%, 06/15/26(d)	200	178,242
5.63%, 01/17/28(d)	200	182,136
6.50%, 03/08/47(d)	850	713,303
Oman Sovereign Sukuk SAOC, 4.40%, 06/01/24(d)	200	185,500

		1,832,323

Pakistan — 0.0%
Pakistan Government International Bond, 8.25%, 09/30/25(d)	600	638,508

Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	200	203,064
3.88%, 03/17/28 (Call 12/17/27)	200	203,824
4.00%, 09/22/24 (Call 06/24/24)	200	205,704
6.70%, 01/26/36	685	869,875
7.13%, 01/29/26	100	120,565
8.88%, 09/30/27	50	67,965
9.38%, 04/01/29	300	431,139

		2,102,136

Paraguay — 0.0%
Paraguay Government International Bond
5.60%, 03/13/48(d)	200	207,028
6.10%, 08/11/44(d)	200	217,948

		424,976

Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	876	927,456
5.63%, 11/18/50(c)	300	365,742
6.55%, 03/14/37	140	181,895
7.35%, 07/21/25	500	617,575
8.75%, 11/21/33	80	121,109

		2,213,777

Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41(c)	200	195,448
3.70%, 02/02/42	500	489,120
3.95%, 01/20/40	200	203,466
4.00%, 01/15/21	600	609,078
5.00%, 01/13/37	400	458,096
6.38%, 01/15/32	200	251,600
6.38%, 10/23/34	225	290,495
7.50%, 09/25/24	200	233,236
7.75%, 01/14/31	138	190,312
9.50%, 02/02/30	100	150,905
10.63%, 03/16/25	80	112,037

		3,183,793

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	50	49,784
3.25%, 04/06/26	635	632,149

236

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Poland (continued)
4.00%, 01/22/24	$566	$586,444
5.00%, 03/23/22	200	211,724

		1,480,101

Qatar — 0.1%
Qatar Government International Bond
2.38%, 06/02/21(d)	400	392,656
3.25%, 06/02/26(d)	200	196,056
3.88%, 04/23/23(d)	400	407,920
4.50%, 01/20/22(b)	200	206,884
4.50%, 04/23/28(d)	450	476,212
4.63%, 06/02/46(d)	1,100	1,136,322
5.10%, 04/23/48(d)	250	268,818
6.40%, 01/20/40(b)	100	125,432
SoQ Sukuk A QSC, 3.24%, 01/18/23(d)	800	798,488

		4,008,788

Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(d)	100	101,427
4.88%, 01/22/24(d)	400	415,520
6.13%, 01/22/44(d)	250	279,022
6.75%, 02/07/22(d)	300	324,621

		1,120,590

Russia — 0.2%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(d)	200	195,820
4.50%, 04/04/22(d)	200	205,014
4.75%, 05/27/26(d)	1,000	1,019,000
4.88%, 09/16/23(d)	1,200	1,245,360
5.00%, 04/29/20(d)	200	204,258
5.25%, 06/23/47(d)	400	395,812
5.63%, 04/04/42(d)	400	428,220
5.88%, 09/16/43(d)	200	221,470
7.50%, 03/31/30(d)(i)	131	144,952
12.75%, 06/24/28(d)	600	964,776

		5,024,682

Saudi Arabia — 0.2%
KSA Sukuk Ltd.
2.89%, 04/20/22(d)	400	393,540
3.63%, 04/20/27(d)	1,200	1,179,264
Saudi Government International Bond
2.38%, 10/26/21(d)	400	389,084
2.88%, 03/04/23(d)	400	389,764
3.25%, 10/26/26(d)	600	573,708
3.63%, 03/04/28(d)	650	629,044
4.00%, 04/17/25(d)	450	455,364
4.50%, 04/17/30(d)	250	255,113
4.50%, 10/26/46(d)	1,150	1,072,708
4.63%, 10/04/47(d)	310	291,967
5.00%, 04/17/49(d)	200	198,336

		5,827,892

Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)	200	185,892

Serbia — 0.0%
Serbia International Bond, 4.88%, 02/25/20(d)	200	202,544

Security	Par (000)	Value

Slovenia — 0.0%
Slovenia Government International Bond, 4.13%, 02/18/19(b)	$200	$199,920

South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	600	561,324
4.85%, 09/27/27	200	195,282
5.50%, 03/09/20	100	101,765
5.65%, 09/27/47	200	191,370
5.88%, 06/22/30	200	206,152
6.25%, 03/08/41	153	158,311

		1,414,204

South Korea — 0.1%
Export-Import Bank of Korea
2.63%, 12/30/20	400	397,180
2.88%, 01/21/25	200	193,696
3.25%, 11/10/25	400	394,724
3.25%, 08/12/26	400	391,180
4.00%, 01/29/21	250	254,353
4.38%, 09/15/21	200	206,332
5.13%, 06/29/20	500	514,595
Korea International Bond
2.75%, 01/19/27	200	193,544
3.88%, 09/11/23	200	207,846
4.13%, 06/10/44(c)	450	478,003
Korea National Oil Corp., 3.25%, 07/10/24(d)	200	198,090

		3,429,543

Sri Lanka — 0.1%
Sri Lanka Government International Bond
5.13%, 04/11/19(d)	200	199,764
6.13%, 06/03/25(d)	200	191,040
6.20%, 05/11/27(d)	200	186,866
6.25%, 07/27/21(d)	400	401,720
6.83%, 07/18/26(d)	200	195,694
6.85%, 11/03/25(d)	200	197,526

		1,372,610

Supranational — 1.3%
African Development Bank
1.25%, 07/26/21	380	368,045
1.88%, 03/16/20	495	491,015
2.13%, 11/16/22	275	270,322
2.38%, 09/23/21	235	233,804
2.63%, 03/22/21	250	250,225
African Export-Import Bank (The), 4.13%, 06/20/24(d)	250	240,775
Asian Development Bank
1.38%, 03/23/20	200	197,318
1.63%, 05/05/20	1,025	1,013,100
1.63%, 03/16/21(c)	275	269,662
1.75%, 09/13/22	685	665,580
1.88%, 02/18/22(c)	350	343,003
2.00%, 02/16/22	660	649,242
2.00%, 01/22/25(c)	405	391,052
2.00%, 04/24/26	125	119,263
2.25%, 01/20/21	515	511,956
2.38%, 08/10/27	150	145,532
2.50%, 11/02/27	650	636,207
2.63%, 01/12/27(c)	419	415,447
2.75%, 03/17/23	250	251,685

237

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	$200	$195,708
Corp. Andina de Fomento
2.13%, 09/27/21	75	73,127
4.38%, 06/15/22	100	103,870
Council of Europe Development Bank
1.63%, 03/10/20	420	415,502
2.63%, 02/13/23	200	200,020
European Bank for Reconstruction & Development
1.13%, 08/24/20	2,180	2,131,975
1.88%, 02/23/22	185	181,143
2.75%, 04/26/21	210	210,769
European Investment Bank
0.00%, 11/06/26(h)	150	120,017
1.38%, 06/15/20	1,075	1,057,929
1.38%, 09/15/21	100	97,050
1.63%, 03/16/20	100	98,954
1.63%, 08/14/20	575	566,887
1.63%, 12/15/20	250	245,747
1.63%, 06/15/21	50	48,919
1.75%, 05/15/20	2,000	1,979,620
1.88%, 02/10/25	625	598,587
2.00%, 03/15/21	375	370,650
2.00%, 12/15/22	200	195,844
2.13%, 10/15/21	20	19,783
2.13%, 04/13/26	100	96,183
2.25%, 03/15/22	150	148,614
2.25%, 08/15/22	755	746,997
2.38%, 05/13/21	500	497,755
2.38%, 06/15/22	375	372,712
2.38%, 05/24/27	120	116,744
2.50%, 04/15/21	285	284,558
2.88%, 09/15/20	250	251,227
2.88%, 12/15/21	43	43,390
2.88%, 08/15/23	500	506,225
3.25%, 01/29/24	1,035	1,066,764
4.88%, 02/15/36	225	276,552
Inter-American Development Bank
1.63%, 05/12/20	525	518,747
1.75%, 04/14/22	500	487,540
1.75%, 09/14/22	530	514,762
1.88%, 06/16/20	100	99,063
1.88%, 03/15/21	360	354,924
2.00%, 06/02/26	255	243,568
2.13%, 11/09/20	255	253,003
2.13%, 01/15/25	725	704,562
2.38%, 07/07/27	415	402,787
2.50%, 01/18/23	850	847,441
2.63%, 04/19/21	753	753,889
3.00%, 10/04/23(c)	800	814,424
3.00%, 02/21/24	480	489,278
3.20%, 08/07/42	105	103,656
3.88%, 02/14/20	75	75,961
3.88%, 10/28/41	50	55,038
4.38%, 01/24/44	200	237,004
International Bank for Reconstruction & Development
1.13%, 08/10/20	100	97,874
1.38%, 05/24/21	305	296,969
1.38%, 09/20/21	50	48,520
1.63%, 09/04/20(c)	395	389,233

Security	Par (000)	Value

Supranational (continued)
1.63%, 03/09/21(c)	$130	$127,576
1.63%, 02/10/22	250	243,225
1.75%, 04/19/23(c)	100	96,659
1.88%, 04/21/20	540	535,545
1.88%, 10/27/26	1,850	1,746,400
2.00%, 01/26/22	200	196,886
2.13%, 11/01/20	200	198,488
2.13%, 02/13/23(c)	275	270,141
2.13%, 03/03/25	230	223,841
2.25%, 06/24/21	50	49,649
2.50%, 11/25/24	977	970,737
2.50%, 07/29/25	375	371,509
2.50%, 11/22/27	165	161,728
2.75%, 07/23/21	500	502,380
7.63%, 01/19/23	600	712,230
International Finance Corp.
1.63%, 07/16/20(c)	330	325,611
2.00%, 10/24/22	175	171,453
2.13%, 04/07/26	410	395,916
2.25%, 01/25/21	420	417,430
Nordic Investment Bank
1.50%, 09/29/20	250	245,598
2.13%, 02/01/22	200	197,344

		36,731,644

Sweden — 0.0%
Svensk Exportkredit AB
1.75%, 08/28/20	200	197,256
2.38%, 03/09/22	200	198,210
2.88%, 05/22/21	250	251,350
2.88%, 03/14/23	400	402,532
Sweden Government International Bond, 1.63%, 04/06/20(b)	250	247,237

		1,296,585

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(d)	400	374,468

Turkey — 0.2%
Export Credit Bank of Turkey, 5.38%, 10/24/23(d)	200	187,100
Hazine Mustesarligi Varlik Kiralama AS, 4.49%, 11/25/24(d)	200	184,672
Turkey Government International Bond
4.25%, 04/14/26	200	176,424
4.88%, 10/09/26	400	363,072
4.88%, 04/16/43	650	509,840
5.13%, 02/17/28	200	180,758
5.63%, 03/30/21	200	202,270
5.75%, 03/22/24	800	788,272
6.00%, 03/25/27	600	578,568
6.00%, 01/14/41	650	576,309
6.13%, 10/24/28	200	191,934
6.25%, 09/26/22	200	203,374
6.63%, 02/17/45	450	426,528
6.75%, 05/30/40	100	96,703
6.88%, 03/17/36	231	226,657
7.25%, 12/23/23	600	629,070
7.25%, 03/05/38	150	152,537
7.38%, 02/05/25	20	20,900

238

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
8.00%, 02/14/34	$150	$162,617
11.88%, 01/15/30	100	136,814

		5,994,419

Ukraine — 0.1%
Ukraine Government International Bond
7.38%, 09/25/32(d)	400	341,308
7.75%, 09/01/20(d)	512	507,146
7.75%, 09/01/23(d)	300	286,554
7.75%, 09/01/25(d)	400	368,068
7.75%, 09/01/26(d)	300	272,934
7.75%, 09/01/27(d)	200	180,500
8.99%, 02/01/24(d)	200	197,056
Ukreximbank Via Biz Finance PLC, 9.75%, 01/22/25(d)	200	193,856

		2,347,422

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.13%, 05/03/21(d)	400	392,296
3.13%, 05/03/26(d)	1,400	1,383,592
3.13%, 10/11/27(d)	200	195,480
4.13%, 10/11/47(d)	200	197,676
Dubai DOF Sukuk Ltd., 3.88%, 01/30/23(d)	200	200,812
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(d)	200	206,148
RAK Capital, 3.09%, 03/31/25(d)	200	191,806
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	200	198,552

		2,966,362

United Kingdom — 0.0%
Bank of England Euro Note, 2.50%, 03/05/21(b)	250	249,698

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	250	233,418
4.38%, 10/27/27(c)	450	463,765
4.50%, 08/14/24	480	498,062
5.10%, 06/18/50	320	329,325
7.63%, 03/21/36	100	134,543
8.00%, 11/18/22	75	85,102

		1,744,215

Venezuela — 0.0%
Venezuela Government International Bond
7.00%, 03/31/38(d)(k)	75	23,182
7.65%, 04/21/25(d)(k)	350	111,181
7.75%, 10/13/19(d)(k)	200	61,736
8.25%, 10/13/24(d)(k)	250	80,015
9.00%, 05/07/23(d)(k)	100	32,036
9.25%, 09/15/27(k)	365	121,512
9.25%, 05/07/28(d)(k)	150	47,577
9.38%, 01/13/34(k)	100	35,002
11.75%, 10/21/26(d)(k)	200	66,586
11.95%, 08/05/31(d)(k)	200	66,506
12.75%, 08/23/22(d)(k)	75	24,907

		670,240

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	400	418,044

Security	Par (000)	Value

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(d)	$200	$165,844
8.97%, 07/30/27(d)	200	165,436

		331,280

Total Foreign Government Obligations — 5.7% (Cost: $170,471,113)		167,479,183

Municipal Debt Obligations

California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	290	396,871
Series S-1, 7.04%, 04/01/50	50	71,512
Series S-3, 6.91%, 10/01/50	100	142,394
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	70,628
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	71,803
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 6.60%, 07/01/50	115	162,451
Series D, 6.57%, 07/01/45	100	138,796
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	175	210,956
Series RY, 6.76%, 07/01/34	100	129,063
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series H, 6.55%, 05/15/48	50	66,375
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	60	77,483
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	80	78,087
State of California GO
3.38%, 04/01/25	200	202,916
3.50%, 04/01/28	315	317,816
4.60%, 04/01/38 (Call 04/01/28)	125	131,230
Series A, 2.37%, 04/01/22	100	98,676
State of California GO BAB
7.30%, 10/01/39	420	588,861
7.50%, 04/01/34	100	139,722
7.55%, 04/01/39	355	519,688
7.60%, 11/01/40	100	148,430
7.63%, 03/01/40	535	781,287
University of California RB
Series AQ, 4.77%, 05/15/15	500	506,810
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	49,821
University of California RB BAB, 5.77%, 05/15/43	100	122,432

		5,224,108

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	90	104,746
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	50	53,621

		158,367

Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	60,753
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	150	150,058

		210,811

239

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	$100	$106,695
Project M, Series 2010-A, 6.66%, 04/01/57	100	113,355
Project P, Series 2010-A, 7.06%, 04/01/57	25	27,861

		247,911

Illinois — 0.1%
Chicago O’Hare International Airport RB, 4.47%, 01/01/49	80	82,335
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	250	319,772
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	224,921
State of Illinois GO
4.95%, 06/01/23	50	50,621
5.10%, 06/01/33	1,350	1,292,787
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	54,886

		2,025,322

Massachusetts — 0.0%
Commonwealth of Massachusetts, Series E, 5.46%, 12/01/39	145	177,118

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	200	189,580

New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	200	241,650
Series B, 0.00%, 02/15/22(h)	100	90,022
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	135	189,270
Series F, 7.41%, 01/01/40	305	440,725
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	200	245,926
Series C, 5.75%, 12/15/28	50	54,803

		1,262,396

New York — 0.1%
City of New York NY GO BAB
Series A-2, 5.21%, 10/01/31	135	153,396
Series F1, 6.27%, 12/01/37	250	315,820
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	150	194,263
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	200	237,816
Series C-2, 5.77%, 08/01/36	40	47,418
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	122,160
5.72%, 06/15/42	250	319,550
5.88%, 06/15/44	115	149,377
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	40	48,372
Series F, 5.63%, 03/15/39	50	58,572
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	200	226,078
5.65%, 11/01/40	255	309,409
Series 174, 4.46%, 10/01/62	400	424,340
Series 181, 4.96%, 08/01/46	100	113,017

		2,719,588

Ohio — 0.0%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	100	157,546

Security	Par (000)	Value

Ohio (continued)
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	$75	$86,121
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	50	54,794

		298,461

Oregon — 0.0%
Oregon School Boards Association GOL, Series B, 5.68%, 06/30/28 (NPFGC)	100	115,998
State of Oregon GO, 5.89%, 06/01/27	340	396,399

		512,397

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	256,475

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	253,882
Dallas Area Rapid Transit RB BAB, 6.00%, 12/01/44	50	64,294
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	60,902
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	200	279,908
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	96,765
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	120	110,174
State of Texas GO BAB, 5.52%, 04/01/39	100	123,896
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	265	301,967

		1,291,788

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	30	36,250
State of Washington GO BAB, Series F, 5.14%, 08/01/40	100	117,645

		153,895

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	22,199
Series C, 3.15%, 05/01/27	250	246,313

		268,512

Total Municipal Debt Obligations — 0.5% (Cost: $15,320,749)		14,996,729

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 24.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	50	49,078
2.50%, 08/01/31	425	418,030
2.50%, 10/01/31	874	860,083
2.50%, 12/01/31	491	483,098
2.50%, 02/01/32	929	914,245
2.50%, 01/01/33	1,724	1,697,306
2.50%, 02/01/34(l)	8,401	8,262,254
2.50%, 02/01/49(l)	750	716,309
3.00%, 05/01/29	45	45,160
3.00%, 05/01/30	104	104,747
3.00%, 06/01/30	53	53,175

240

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/30	$117	$117,540
3.00%, 12/01/30	1,319	1,323,899
3.00%, 02/01/31	40	40,100
3.00%, 05/01/31	43	43,312
3.00%, 06/01/31	29	28,743
3.00%, 02/01/34(l)	13,463	13,484,036
3.00%, 07/01/46	397	390,109
3.00%, 08/01/46	2,879	2,829,927
3.00%, 09/01/46	1,808	1,782,931
3.00%, 10/01/46	3,018	2,969,658
3.00%, 11/01/46	2,636	2,590,097
3.00%, 12/01/46	4,071	4,005,252
3.00%, 01/01/47	1,804	1,773,561
3.00%, 02/01/47	3,976	3,908,776
3.00%, 05/01/47	837	823,921
3.00%, 06/01/47	1,936	1,902,752
3.00%, 08/01/47	347	340,753
3.00%, 09/01/47	1,464	1,444,281
3.00%, 10/01/47	932	915,917
3.00%, 02/01/49(l)	12,301	12,090,137
3.50%, 05/01/32	139	141,615
3.50%, 09/01/32	118	120,003
3.50%, 07/01/33	682	694,266
3.50%, 02/01/34(l)	5,914	6,022,032
3.50%, 09/01/38	24	24,773
3.50%, 10/01/42	1,806	1,827,462
3.50%, 04/01/43	39	39,450
3.50%, 07/01/43	52	52,818
3.50%, 01/01/44	131	132,210
3.50%, 09/01/44	280	282,970
3.50%, 12/01/45	282	284,132
3.50%, 01/01/46	30	30,603
3.50%, 03/01/46	201	202,627
3.50%, 05/01/46	247	248,543
3.50%, 07/01/46	364	366,904
3.50%, 08/01/46	465	469,276
3.50%, 09/01/46	187	188,233
3.50%, 11/01/46	104	105,044
3.50%, 12/01/46	3,129	3,153,641
3.50%, 02/01/47	1,392	1,402,963
3.50%, 03/01/47	272	273,909
3.50%, 04/01/47	288	289,666
3.50%, 05/01/47	270	271,695
3.50%, 07/01/47	1,130	1,136,742
3.50%, 08/01/47	110	111,325
3.50%, 09/01/47	1,095	1,103,597
3.50%, 12/01/47	116	116,792
3.50%, 01/01/48	1,451	1,466,275
3.50%, 02/01/48	4,168	4,183,317
3.50%, 03/01/48	831	835,320
3.50%, 05/01/48	2,007	2,019,414
3.50%, 02/01/49(l)	32,254	32,432,279
4.00%, 05/01/33	465	479,344
4.00%, 02/01/34(l)	1,331	1,369,863
4.00%, 07/01/44	64	66,325
4.00%, 02/01/45	251	259,928
4.00%, 06/01/45	22	22,400
4.00%, 08/01/45	191	196,134
4.00%, 09/01/45	1,934	1,985,718
4.00%, 01/01/46	308	316,110

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/01/46	$19	$19,502
4.00%, 05/01/46	35	36,338
4.00%, 07/01/46	630	648,161
4.00%, 10/01/46	450	462,117
4.00%, 11/01/46	1,027	1,053,763
4.00%, 02/01/47	421	432,265
4.00%, 10/01/47	212	217,719
4.00%, 11/01/47	22	23,057
4.00%, 01/01/48	1,363	1,398,053
4.00%, 02/01/48	2,144	2,200,438
4.00%, 06/01/48	1,006	1,038,696
4.00%, 07/01/48	3,502	3,586,573
4.00%, 08/01/48	1,633	1,675,207
4.00%, 09/01/48	982	1,006,287
4.00%, 12/01/48	6,672	6,839,588
4.00%, 01/01/49	3,325	3,407,484
4.00%, 02/01/49(l)	18,079	18,516,541
4.50%, 02/01/34(l)	175	177,960
4.50%, 02/01/41	196	206,080
4.50%, 05/01/42	201	211,522
4.50%, 01/01/45	144	151,609
4.50%, 01/01/46	191	199,722
4.50%, 04/01/46	29	30,250
4.50%, 05/01/46	23	23,604
4.50%, 07/01/46	14	14,867
4.50%, 09/01/46	1,971	2,058,797
4.50%, 03/01/47	35	36,158
4.50%, 05/01/47	212	220,519
4.50%, 06/01/47	76	79,005
4.50%, 05/01/48	2,238	2,329,003
4.50%, 06/01/48	973	1,013,961
4.50%, 07/01/48	760	792,462
4.50%, 10/01/48	117	121,702
4.50%, 12/01/48	2,243	2,335,553
4.50%, 02/01/49(l)	6,737	7,006,085
5.00%, 04/01/33	750	802,717
5.00%, 09/01/47	70	73,518
5.00%, 03/01/48	396	416,916
5.00%, 04/01/48	2,505	2,636,636
5.00%, 05/01/48	418	439,710
5.00%, 07/01/48	687	723,412
5.00%, 02/01/49(l)	1,797	1,889,974
5.50%, 02/01/49(l)	1,225	1,298,309
Federal National Mortgage Association
2.50%, 12/01/29	189	187,486
2.50%, 03/01/30	258	255,036
2.50%, 07/01/30	242	238,407
2.50%, 08/01/30	69	67,906
2.50%, 12/01/30	87	86,167
2.50%, 01/01/31	74	73,236
2.50%, 09/01/31	739	727,807
2.50%, 10/01/31	4,892	4,827,004
2.50%, 12/01/31	1,125	1,107,465
2.50%, 02/01/32	849	836,393
2.50%, 03/01/32	876	863,034
2.50%, 04/01/32	808	795,510
2.50%, 10/01/32	138	135,681
2.50%, 01/01/33	1,061	1,044,875
2.50%, 02/01/34(l)	7,786	7,662,441
2.50%, 02/01/49(l)	1,005	959,696

241

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/27	$135	$135,236
3.00%, 04/01/30	179	179,466
3.00%, 07/01/30	156	156,297
3.00%, 08/01/30	573	574,538
3.00%, 09/01/30	992	995,026
3.00%, 10/01/30	396	396,817
3.00%, 11/01/30	99	98,820
3.00%, 12/01/30	219	219,335
3.00%, 02/01/31	1,153	1,156,770
3.00%, 03/01/31	357	358,234
3.00%, 04/01/31	140	140,062
3.00%, 06/01/31	693	694,708
3.00%, 09/01/31	263	263,796
3.00%, 10/01/31	118	118,725
3.00%, 01/01/32	828	830,506
3.00%, 02/01/32	2,763	2,772,452
3.00%, 03/01/32	107	107,114
3.00%, 06/01/32	974	977,089
3.00%, 08/01/32	533	534,674
3.00%, 11/01/32	802	804,275
3.00%, 12/01/32	1,703	1,705,581
3.00%, 02/01/33	977	979,346
3.00%, 02/01/34(l)	7,172	7,181,805
3.00%, 01/01/37	604	600,983
3.00%, 12/01/42	656	649,084
3.00%, 03/01/45	2,002	1,977,709
3.00%, 05/01/45	852	841,864
3.00%, 11/01/45	101	99,725
3.00%, 08/01/46	1,829	1,797,561
3.00%, 10/01/46	100	98,799
3.00%, 11/01/46	2,128	2,090,164
3.00%, 12/01/46	5,775	5,675,381
3.00%, 01/01/47	6,625	6,511,016
3.00%, 02/01/47	9,076	8,922,558
3.00%, 03/01/47	5,387	5,293,734
3.00%, 05/01/47	128	125,963
3.00%, 07/01/47	2,394	2,352,891
3.00%, 08/01/47	795	781,169
3.00%, 12/01/47	823	809,884
3.00%, 02/01/49(l)	15,464	15,191,568
3.50%, 01/01/27	11	11,483
3.50%, 12/01/29	29	29,203
3.50%, 07/01/30	501	511,673
3.50%, 10/01/30	55	55,795
3.50%, 03/01/31	386	394,667
3.50%, 06/01/31	332	338,310
3.50%, 01/01/32	159	162,118
3.50%, 05/01/32	277	282,207
3.50%, 06/01/32	258	263,315
3.50%, 07/01/32	161	163,574
3.50%, 08/01/32	110	111,938
3.50%, 10/01/32	339	346,373
3.50%, 11/01/32	225	229,594
3.50%, 03/01/33	624	636,497
3.50%, 04/01/33	1,110	1,131,982
3.50%, 05/01/33	442	450,856
3.50%, 02/01/34(l)	5,032	5,125,957
3.50%, 10/01/44	1,570	1,588,681
3.50%, 02/01/45	868	878,585

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/45	$268	$270,771
3.50%, 05/01/45	136	137,356
3.50%, 07/01/45	323	325,667
3.50%, 10/01/45	416	420,387
3.50%, 11/01/45	344	346,990
3.50%, 12/01/45	4,249	4,279,912
3.50%, 01/01/46	287	290,204
3.50%, 02/01/46	992	999,315
3.50%, 03/01/46	4,330	4,369,850
3.50%, 04/01/46	78	78,197
3.50%, 05/01/46	119	120,533
3.50%, 06/01/46	282	284,465
3.50%, 07/01/46	326	328,539
3.50%, 08/01/46	378	380,032
3.50%, 09/01/46	759	763,818
3.50%, 10/01/46	1,217	1,226,969
3.50%, 11/01/46	218	219,693
3.50%, 12/01/46	6,673	6,727,795
3.50%, 01/01/47	4,485	4,528,702
3.50%, 02/01/47	577	581,496
3.50%, 04/01/47	1,539	1,550,119
3.50%, 05/01/47	652	656,443
3.50%, 06/01/47	1,521	1,530,216
3.50%, 07/01/47	1,539	1,554,156
3.50%, 08/01/47	1,293	1,300,233
3.50%, 09/01/47	2,667	2,680,522
3.50%, 10/01/47	1,910	1,929,149
3.50%, 11/01/47	5,285	5,318,729
3.50%, 12/01/47	1,501	1,508,583
3.50%, 01/01/48	1,770	1,788,159
3.50%, 02/01/48	18,908	19,032,065
3.50%, 04/01/48	521	525,944
3.50%, 05/01/48	212	214,328
3.50%, 02/01/49(l)	1,575	1,582,783
3.50%, 11/01/51	3,026	3,068,296
4.00%, 05/01/33	1,516	1,561,913
4.00%, 06/01/33	706	728,094
4.00%, 07/01/33	538	554,900
4.00%, 02/01/34(l)	1,926	1,981,147
4.00%, 06/01/38	459	473,073
4.00%, 06/01/42	4,588	4,740,980
4.00%, 10/01/44	24	24,434
4.00%, 12/01/44	222	229,413
4.00%, 01/01/45	2,100	2,166,343
4.00%, 02/01/45	497	514,541
4.00%, 03/01/45	639	657,199
4.00%, 05/01/45	272	281,684
4.00%, 09/01/45	155	159,311
4.00%, 01/01/46	182	186,603
4.00%, 04/01/46	62	63,609
4.00%, 06/01/46	2,529	2,618,423
4.00%, 07/01/46	562	576,595
4.00%, 08/01/46	47	47,967
4.00%, 02/01/47	587	602,604
4.00%, 03/01/47	570	585,262
4.00%, 04/01/47	1,989	2,043,548
4.00%, 05/01/47	647	666,361
4.00%, 06/01/47	790	814,500
4.00%, 07/01/47	1,580	1,619,354
4.00%, 08/01/47	1,478	1,516,693

242

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/47	$2,864	$2,947,695
4.00%, 10/01/47	4,759	4,896,125
4.00%, 11/01/47	2,645	2,711,496
4.00%, 12/01/47	1,294	1,333,735
4.00%, 01/01/48	6,440	6,605,563
4.00%, 04/01/48	1,972	2,020,277
4.00%, 07/01/48	243	248,493
4.00%, 09/01/48	1,172	1,200,507
4.00%, 02/01/49(l)	17,645	18,061,823
4.00%, 01/01/57	1,135	1,167,325
4.00%, 02/01/57	1,259	1,294,856
4.50%, 02/01/34(l)	785	798,308
4.50%, 06/01/41	30	31,559
4.50%, 01/01/42	28	28,976
4.50%, 09/01/42	123	128,471
4.50%, 08/01/43	300	313,604
4.50%, 04/01/44	432	451,672
4.50%, 02/01/45	138	145,635
4.50%, 08/01/45	170	179,959
4.50%, 12/01/45	154	161,672
4.50%, 02/01/46	1,186	1,249,235
4.50%, 08/01/46	24	24,905
4.50%, 10/01/46	67	69,967
4.50%, 01/01/47	35	36,305
4.50%, 03/01/47	343	360,334
4.50%, 04/01/47	1,168	1,226,763
4.50%, 06/01/47	379	396,689
4.50%, 10/01/47	292	303,778
4.50%, 12/01/47	339	353,577
4.50%, 01/01/48	4,509	4,695,938
4.50%, 02/01/48	1,719	1,799,686
4.50%, 03/01/48	350	365,594
4.50%, 04/01/48	114	119,187
4.50%, 05/01/48	1,173	1,219,422
4.50%, 06/01/48	633	667,163
4.50%, 07/01/48	506	526,610
4.50%, 10/01/48	568	596,671
4.50%, 12/01/48	3,821	3,998,224
4.50%, 02/01/49(l)	5,467	5,682,050
5.00%, 02/01/34(l)	293	297,509
5.00%, 06/01/39	19	20,217
5.00%, 02/01/41	76	81,534
5.00%, 04/01/41	863	921,608
5.00%, 10/01/41	36	37,904
5.00%, 01/01/42	109	116,758
5.00%, 05/01/42	83	88,413
5.00%, 09/01/47	103	108,402
5.00%, 03/01/48	884	931,244
5.00%, 04/01/48	3,573	3,761,707
5.00%, 05/01/48	436	462,016
5.00%, 09/01/48	839	883,721
5.00%, 02/01/49(l)	3,353	3,527,225
5.50%, 09/01/41	1,492	1,613,493
5.50%, 01/01/47	1,257	1,361,551
5.50%, 02/01/49(l)	1,537	1,631,862
6.00%, 07/01/41	207	230,417
Series 2014-M02, Class ASV2, 2.78%, 06/25/21(a)	304	303,128
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	10	10,028

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass Through Certificates
3.86%, 11/25/28(a)	$1,000	$1,048,940
Series K017, Class A2, 2.87%, 12/25/21	1,244	1,246,595
Series K020, Class A2, 2.37%, 05/25/22	50	49,325
Series K022, Class A2, 2.36%, 07/25/22	3,000	2,955,954
Series K028, Class A2, 3.11%, 02/25/23	2,700	2,726,108
Series K034, Class A2, 3.53%, 07/25/23(a)	1,000	1,026,155
Series K036, Class A2, 3.53%, 10/25/23(a)	750	770,053
Series K053, Class A2, 3.00%, 12/25/25	3,000	2,989,681
Series K064, Class A2, 3.22%, 03/25/27	3,000	3,010,117
Series K078, Class A2, 3.85%, 06/25/28	600	628,933
Series K730, Class A2, 3.59%, 01/25/25	2,000	2,063,938
Government National Mortgage Association
2.50%, 05/20/45	176	170,204
2.50%, 01/20/47	901	869,662
2.50%, 02/01/49(l)	174	167,911
3.00%, 01/20/43	1,698	1,698,569
3.00%, 03/15/43	24	23,647
3.00%, 11/20/43	54	53,568
3.00%, 12/20/43	68	68,029
3.00%, 05/20/45	4,003	3,987,114
3.00%, 06/20/45	319	317,477
3.00%, 10/20/45	860	856,608
3.00%, 11/20/45	89	88,621
3.00%, 12/20/45	181	179,938
3.00%, 02/20/46	2,988	2,975,644
3.00%, 04/20/46	299	296,769
3.00%, 05/20/46	2,548	2,532,098
3.00%, 06/20/46	2,917	2,898,994
3.00%, 07/20/46	4,245	4,218,253
3.00%, 08/20/46	6,811	6,767,699
3.00%, 09/20/46	5,127	5,094,769
3.00%, 12/20/46	5,231	5,197,494
3.00%, 02/20/47	2,210	2,195,906
3.00%, 07/20/47	174	172,602
3.00%, 11/20/47	4,023	3,991,388
3.00%, 12/20/47	1,774	1,760,368
3.00%, 02/01/49(l)	547	542,983
3.50%, 06/15/43	647	658,706
3.50%, 10/20/44	190	193,200
3.50%, 04/20/45	1,980	2,011,333
3.50%, 05/20/45	639	648,852
3.50%, 09/20/45	1,270	1,289,800
3.50%, 10/20/45	224	227,580
3.50%, 11/20/45	1,790	1,817,838
3.50%, 12/20/45	1,732	1,759,148
3.50%, 03/20/46	4,335	4,396,279
3.50%, 04/20/46	1,780	1,805,272
3.50%, 06/20/46	7,976	8,089,049
3.50%, 10/20/46	2,531	2,566,429
3.50%, 11/20/46	228	231,533
3.50%, 12/20/46	2,404	2,438,438
3.50%, 01/20/47	737	747,447
3.50%, 02/20/47	3,593	3,643,567
3.50%, 03/20/47	8,527	8,633,937
3.50%, 04/20/47	526	532,183
3.50%, 08/20/47	4,410	4,467,130
3.50%, 10/20/47	374	379,890
3.50%, 11/20/47	64	65,239
3.50%, 12/15/47	2,137	2,167,692

243

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/20/47	$882	$894,829
3.50%, 01/20/48	2,511	2,542,693
3.50%, 04/20/48	4,959	5,023,728
3.50%, 02/01/49(l)	17,600	17,823,094
4.00%, 09/20/45	487	503,016
4.00%, 10/20/45	20	21,115
4.00%, 01/20/46	79	81,222
4.00%, 03/20/46	1,000	1,032,699
4.00%, 07/20/46	94	96,748
4.00%, 09/20/46	23	23,645
4.00%, 11/20/46	256	263,907
4.00%, 12/15/46	166	171,134
4.00%, 07/20/47	1,323	1,362,281
4.00%, 08/20/47	490	504,725
4.00%, 11/20/47	1,086	1,118,173
4.00%, 03/20/48	8,039	8,279,699
4.00%, 04/20/48	3,415	3,515,571
4.00%, 05/20/48	1,264	1,301,475
4.00%, 11/20/48	599	616,856
4.00%, 02/01/49(l)	23,798	24,484,981
4.50%, 04/15/40	33	34,317
4.50%, 11/20/45	178	186,548
4.50%, 08/20/46	179	187,313
4.50%, 09/20/46	29	30,017
4.50%, 10/20/46	157	164,848
4.50%, 11/20/46	80	83,383
4.50%, 02/20/47	99	103,444
4.50%, 04/20/47	148	154,958
4.50%, 06/20/47	323	336,981
4.50%, 10/20/47	185	192,646
4.50%, 04/20/48	3,870	4,025,520
4.50%, 06/20/48	4,171	4,334,876
4.50%, 07/20/48	4,446	4,620,302
4.50%, 08/20/48	3,263	3,391,274
4.50%, 10/20/48	1,417	1,473,197
4.50%, 12/20/48	2,635	2,737,375
4.50%, 01/20/49	989	1,028,321
4.50%, 02/01/49(l)	1,113	1,155,607
5.00%, 07/20/46	43	45,532
5.00%, 03/20/48	731	766,814
5.00%, 04/20/48	2,138	2,242,836
5.00%, 05/20/48	1,134	1,189,903
5.00%, 11/20/48	1,827	1,913,706
5.00%, 02/01/49(l)	3,591	3,749,958
5.50%, 04/20/48	114	123,224

		706,259,122

U.S. Government Agency Obligations — 1.0%
Federal Farm Credit Banks
1.68%, 10/13/20	250	246,153
2.85%, 09/20/21	570	572,787
Federal Home Loan Banks
1.13%, 07/14/21	700	678,244
1.38%, 11/15/19	200	198,114
1.75%, 06/12/20	225	222,543
1.88%, 03/13/20	150	148,887
2.00%, 09/09/22	250	244,750
2.50%, 12/08/23	550	547,861
2.50%, 12/10/27	250	239,400
2.75%, 12/13/24	1,140	1,143,545
2.88%, 09/11/20	500	502,780

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
2.88%, 09/13/24	$250	$251,693
3.00%, 12/09/22	1,520	1,541,827
3.13%, 06/13/25	2,470	2,520,067
3.25%, 11/16/28	640	657,466
3.63%, 06/11/21	500	511,745
5.50%, 07/15/36	25	32,267
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(h)	200	141,120
2.38%, 02/16/21	1,600	1,596,128
2.38%, 01/13/22	2,000	1,994,820
2.75%, 06/19/23	700	706,468
6.25%, 07/15/32	815	1,091,130
6.75%, 09/15/29	1,500	1,996,605
Federal National Mortgage Association
1.25%, 05/06/21	300	292,071
1.38%, 02/26/21	620	605,969
1.88%, 04/05/22	620	608,139
1.88%, 09/24/26	1,025	960,343
2.00%, 01/05/22	850	837,947
2.38%, 01/19/23	490	488,025
2.63%, 01/11/22	425	426,432
2.63%, 09/06/24	3,295	3,299,778
2.88%, 10/30/20	1,395	1,403,649
6.25%, 05/15/29	650	831,877
6.63%, 11/15/30	640	861,024

		28,401,654

U.S. Government Obligations — 32.7%
U.S. Treasury Note/Bond
0.88%, 04/15/19	500	498,557
1.00%, 11/15/19	4,200	4,149,801
1.13%, 03/31/20	2,500	2,459,706
1.13%, 04/30/20	500	491,526
1.13%, 02/28/21	2,000	1,946,009
1.13%, 07/31/21	18,500	17,906,785
1.13%, 08/31/21	3,650	3,529,368
1.13%, 09/30/21	2,000	1,933,326
1.25%, 02/29/20	5,200	5,127,737
1.25%, 03/31/21	4,600	4,485,852
1.25%, 10/31/21	1,400	1,355,740
1.25%, 07/31/23	15,000	14,241,515
1.38%, 02/29/20	7,000	6,912,434
1.38%, 03/31/20	2,000	1,973,346
1.38%, 04/30/20	5,000	4,930,796
1.38%, 05/31/20	1,700	1,674,928
1.38%, 08/31/20	3,200	3,144,871
1.38%, 04/30/21	21,750	21,238,182
1.38%, 06/30/23	2,750	2,627,468
1.38%, 08/31/23	1,200	1,144,701
1.38%, 09/30/23	4,900	4,670,348
1.50%, 02/28/19	5,000	4,996,484
1.50%, 05/15/20	3,800	3,751,611
1.50%, 05/31/20	6,700	6,612,215
1.50%, 06/15/20	2,250	2,219,654
1.50%, 08/15/20	5,300	5,220,725
1.50%, 01/31/22	4,900	4,767,960
1.50%, 02/28/23	4,000	3,854,887
1.50%, 03/31/23	15,250	14,683,509
1.50%, 08/15/26	700	649,651
1.63%, 04/30/19	1,950	1,946,191
1.63%, 03/15/20	1,500	1,484,738

244

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 06/30/20	$28,500	$28,152,406
1.63%, 07/31/20	24,500	24,183,818
1.63%, 11/30/20	18,550	18,266,389
1.63%, 08/15/22	1,300	1,264,441
1.63%, 04/30/23	19,300	18,667,116
1.63%, 05/31/23	2,500	2,416,134
1.63%, 02/15/26	3,550	3,342,929
1.63%, 05/15/26	6,300	5,918,658
1.75%, 12/31/20	3,900	3,849,060
1.75%, 11/30/21	11,950	11,725,211
1.75%, 02/28/22	7,900	7,740,422
1.75%, 03/31/22	1,000	979,278
1.75%, 04/30/22	1,300	1,272,370
1.75%, 05/31/22	500	489,130
1.75%, 09/30/22	9,700	9,468,261
1.75%, 01/31/23	2,600	2,532,005
1.75%, 05/15/23	13,000	12,632,413
1.88%, 06/30/20	1,400	1,387,770
1.88%, 11/30/21	2,000	1,968,986
1.88%, 01/31/22	2,200	2,164,290
1.88%, 02/28/22	3,000	2,950,254
1.88%, 05/31/22	6,600	6,482,103
1.88%, 07/31/22	3,200	3,140,541
1.88%, 08/31/22	7,368	7,226,924
1.88%, 09/30/22	28,000	27,460,430
1.88%, 10/31/22	3,000	2,939,962
2.00%, 09/30/20	4,500	4,463,911
2.00%, 11/30/20	18,250	18,090,849
2.00%, 01/15/21	2,000	1,982,119
2.00%, 02/28/21	4,500	4,457,458
2.00%, 05/31/21	10,000	9,894,907
2.00%, 08/31/21	13,105	12,955,928
2.00%, 12/31/21	4,000	3,952,336
2.00%, 10/31/22	1,200	1,181,256
2.00%, 11/30/22	6,500	6,397,163
2.00%, 02/15/23	6,000	5,898,543
2.00%, 05/31/24	2,250	2,198,449
2.00%, 06/30/24	4,000	3,906,261
2.00%, 02/15/25	13,561	13,184,636
2.00%, 08/15/25	12,700	12,306,754
2.00%, 11/15/26	7,750	7,441,215
2.13%, 01/31/21	4,050	4,022,733
2.13%, 06/30/21	7,833	7,773,523
2.13%, 08/15/21	16,450	16,314,426
2.13%, 09/30/21	3,500	3,471,010
2.13%, 12/31/21	5,500	5,453,078
2.13%, 06/30/22	5,950	5,890,262
2.13%, 12/31/22	9,000	8,895,595
2.13%, 11/30/23	2,000	1,971,097
2.13%, 02/29/24	2,000	1,968,924
2.13%, 03/31/24	5,800	5,707,131
2.13%, 11/30/24	5,000	4,904,279
2.13%, 05/15/25	1,900	1,857,949
2.25%, 03/31/21	3,200	3,185,642
2.25%, 04/30/21	5,500	5,474,485
2.25%, 07/31/21	1,000	995,037
2.25%, 12/31/23	12,000	11,891,531
2.25%, 01/31/24	5,100	5,052,592
2.25%, 11/15/24	3,340	3,298,160
2.25%, 12/31/24	750	740,482

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 11/15/25	$6,850	$6,733,436
2.25%, 02/15/27	11,050	10,786,581
2.25%, 08/15/27	7,250	7,057,129
2.25%, 11/15/27	13,500	13,119,917
2.25%, 08/15/46	11,000	9,439,760
2.38%, 12/31/20	1,550	1,547,073
2.38%, 01/31/23	6,500	6,485,474
2.38%, 08/15/24	14,200	14,131,282
2.38%, 05/15/27	3,000	2,954,716
2.50%, 08/15/23	2,950	2,956,552
2.50%, 05/15/24	25,300	25,346,124
2.50%, 02/15/45	7,900	7,186,874
2.50%, 02/15/46	3,920	3,553,239
2.50%, 05/15/46	11,663	10,564,621
2.63%, 08/31/20	350	350,699
2.63%, 11/15/20	30,350	30,418,176
2.75%, 04/30/23	5,000	5,062,130
2.75%, 08/31/25	7,000	7,098,897
2.75%, 02/15/28	10,000	10,107,477
2.75%, 08/15/42	7,250	6,973,083
2.75%, 11/15/42	7,800	7,493,862
2.75%, 08/15/47	4,800	4,561,781
2.75%, 11/15/47	7,300	6,933,074
2.88%, 04/30/25	2,000	2,043,212
2.88%, 08/15/28	8,150	8,318,582
2.88%, 05/15/43	600	588,344
2.88%, 08/15/45	13,450	13,152,983
2.88%, 11/15/46	6,050	5,907,859
3.00%, 05/15/42	6,450	6,484,216
3.00%, 11/15/44	1,660	1,663,303
3.00%, 05/15/45	700	701,421
3.00%, 11/15/45	4,300	4,306,534
3.00%, 02/15/47	3,050	3,052,638
3.00%, 05/15/47	3,850	3,847,709
3.00%, 02/15/48	2,000	1,995,897
3.00%, 08/15/48	4,000	3,993,327
3.13%, 05/15/21	4,800	4,870,390
3.13%, 11/15/41	6,010	6,180,773
3.13%, 02/15/42	2,250	2,312,859
3.13%, 02/15/43	500	512,350
3.13%, 08/15/44	580	594,193
3.13%, 05/15/48	1,000	1,022,720
3.38%, 05/15/44	1,120	1,196,611
3.50%, 05/15/20	21,638	21,901,179
3.50%, 02/15/39	1,750	1,923,200
3.63%, 02/15/20	1,750	1,768,585
3.63%, 02/15/44	3,700	4,115,183
3.75%, 08/15/41	3,000	3,397,967
3.75%, 11/15/43	3,000	3,400,876
3.88%, 08/15/40	1,700	1,961,096
4.25%, 11/15/40	2,500	3,036,039
4.38%, 02/15/38	1,000	1,231,495
4.38%, 11/15/39	3,000	3,697,721
4.38%, 05/15/40	2,150	2,652,592
4.38%, 05/15/41	6,300	7,785,217
4.50%, 02/15/36	3,400	4,210,227
4.50%, 05/15/38	4,300	5,382,630
4.63%, 02/15/40	800	1,018,883
4.75%, 02/15/41	2,050	2,659,293
5.00%, 05/15/37	500	659,641

245

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
5.25%, 02/15/29	$1,700	$2,086,760
5.38%, 02/15/31	6,600	8,414,622
5.50%, 08/15/28	5,500	6,820,129
6.00%, 02/15/26	1,700	2,077,754
6.38%, 08/15/27	3,000	3,863,595
6.50%, 11/15/26	1,000	1,277,176
6.63%, 02/15/27	2,000	2,586,987
7.25%, 08/15/22	500	580,458
7.63%, 11/15/22	5,000	5,925,630
8.00%, 11/15/21	4,400	5,050,564
8.13%, 05/15/21	600	674,589
8.75%, 05/15/20	2,500	2,695,722

		958,895,331

Total U.S. Government & Agency Obligations — 57.7% (Cost: $1,693,961,637)		1,693,556,107

Short-Term Investments

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(m)(n)	261,947	262,025,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(m)(n)(o)	23,720	23,720,311

		285,745,629

Total Short-Term Investments — 9.8% (Cost: $285,685,822)		285,745,629

Total Investments in Securities — 108.5% (Cost: $3,202,927,933)		3,183,426,095

Other Assets, Less Liabilities — (8.5)%		(248,314,656)

Net Assets — 100.0%		$2,935,111,439

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Investments are denominated in U.S. dollars.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	TBA transaction.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period-end.
(o)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	133,235	128,712	(a)	—		261,947	$262,025,318	$1,259,881		$(61)	$38,977
BlackRock Cash Funds: Treasury, SL Agency Shares	27,569	—		(3,849	)(a)	23,720	23,720,311	55,050	(b)	—	—
PNC Bank N.A.
2.15%, 04/29/21(c)	350	250		—		600	N/A	3,827		—	6,592
2.45%, 11/05/20(c)	300	—		—		300	N/A	1,809		—	2,698
2.63%, 02/17/22(c)	250	—		—		250	N/A	1,991		—	3,417
2.95%, 02/23/25(c)	—	250		—		250	N/A	875		—	5,802
3.25%, 01/22/28(c)	—	450		—		450	N/A	2,679		—	14,425
3.30%, 10/30/24(c)	—	200		—		200	N/A	974		—	2,551
4.05%, 07/26/28(c)	—	85		—		85	N/A	315		—	2,173
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(c)	35	—		—		35	N/A	266		—	572
3.15%, 05/19/27(c)	60	—		—		60	N/A	498		—	2,372
3.90%, 04/29/24(c)	50	—		—		50	N/A	394		—	1,220

246

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Core Total USD Bond Market ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19		Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
5.13%, 02/08/20(c)	19	—	—	19	$	N/A	$140	$—	$74

						$285,745,629	$1,328,699	$(61)	$80,873

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$11,915,842	$—	$11,915,842
Collaterized Mortgage Obligations	—	34,888,221	—	34,888,221
Corporate Bonds & Notes	—	974,844,384	—	974,844,384
Foreign Government Obligations	—	167,479,183	—	167,479,183
Municipal Debt Obligations	—	14,996,729	—	14,996,729
U.S. Government & Agency Obligations	—	1,693,556,107	—	1,693,556,107
Money Market Funds	285,745,629	—	—	285,745,629

	$285,745,629	$2,897,680,466	$—	$3,183,426,095

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PIK	Payment-in-kind
RB	Revenue Bond

247

Schedule of Investments (unaudited) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$25	$25,260
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	100	100,432

		125,692
Aerospace & Defense — 1.0%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	200	201,148
BBA U.S. Holdings Inc., 5.38%, 05/01/26 (Call 05/01/21)(a)	25	24,906
Bombardier Inc.
6.00%, 10/15/22 (Call 03/04/19)(a)(b)	200	192,740
6.13%, 01/15/23(a)	50	48,353
8.75%, 12/01/21(a)	50	53,092
L3 Technologies Inc., 4.95%, 02/15/21 (Call 11/15/20)	200	205,954
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	125	124,886
4.60%, 06/15/28 (Call 03/15/28)	150	147,477
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	50	50,779
6.50%, 05/15/25 (Call 05/15/20)	150	145,662
United Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	65	66,611

		1,261,608
Agriculture — 1.0%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(b)	100	88,720
2.85%, 08/09/22	350	342,531
BAT Capital Corp.
2.30%, 08/14/20	190	187,405
2.76%, 08/15/22 (Call 07/15/22)	255	247,990
Philip Morris International Inc., 2.13%, 05/10/23
(Call 03/10/23)	70	66,804
Pyxus International Inc., 9.88%, 07/15/21 (Call 03/04/19)	50	41,301
Reynolds American Inc.
4.00%, 06/12/22	100	101,217
8.13%, 06/23/19	100	101,902
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	70	61,301

		1,239,171
Airlines — 0.4%
Delta Air Lines Inc.
2.60%, 12/04/20	145	143,093
3.40%, 04/19/21	225	224,323
United Continental Holdings Inc., 5.00%, 02/01/24	100	99,631

		467,047
Auto Manufacturers — 2.5%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(a)	100	98,473
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	200	178,508
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	196,350
3.34%, 03/28/22 (Call 02/28/22)	600	569,106
General Motors Financial Co. Inc.
2.45%, 11/06/20	300	293,583
3.15%, 06/30/22 (Call 05/30/22)	300	290,784
3.20%, 07/06/21 (Call 06/06/21)	55	54,110
3.25%, 01/05/23 (Call 12/05/22)	300	287,796
3.45%, 04/10/22 (Call 02/10/22)	100	98,032
3.50%, 07/10/19	300	300,357
4.00%, 01/15/25 (Call 10/15/24)	100	95,167
4.15%, 06/19/23 (Call 05/19/23)	80	78,890
4.20%, 03/01/21 (Call 02/01/21)	200	201,480
4.20%, 11/06/21	140	140,840

Security	Par (000)	Value

Auto Manufacturers (continued)
Navistar International Corp., 6.63%, 11/01/25
(Call 11/01/20)(a)(b)	$70	$70,154
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	50	44,450

		2,998,080
Auto Parts & Equiptment — 0.3%
IHO Verwaltungs GmbH (5.25% PIK), 4.50%, 09/15/23
(Call 09/15/19)(a)(c)	200	190,650
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	67	68,559
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	50	42,460
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	100	92,021

		393,690
Banks — 18.4%
Banco Santander SA, 3.80%, 02/23/28	200	187,072
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(d)(e)	155	152,889
2.37%, 07/21/21 (Call 07/21/20)(d)(e)	390	386,065
2.82%, 07/21/23 (Call 07/21/22)(d)(e)	450	442,129
2.88%, 04/24/23 (Call 04/24/22)(d)(e)	200	197,482
3.00%, 12/20/23 (Call 12/20/22)(d)(e)	706	696,949
3.12%, 01/20/23 (Call 01/20/22)(d)(e)	300	298,806
3.30%, 01/11/23	200	200,974
3.82%, 01/20/28 (Call 01/20/27)(d)(e)	200	198,972
4.25%, 10/22/26	100	101,105
4.27%, 07/23/29 (Call 07/23/28)(d)(e)	180	183,965
Bank of Montreal, 3.10%, 07/13/20(b)	400	402,156
Bank of Nova Scotia (The), 2.45%, 03/22/21	100	99,151
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	200	197,774
Barclays PLC
4.38%, 01/12/26	300	296,007
4.61%, 02/15/23 (Call 02/15/22)(d)(e)	200	200,630
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21(b)	400	398,112
Capital One N.A.
2.35%, 01/31/20 (Call 12/31/19)	250	248,353
2.65%, 08/08/22 (Call 07/08/22)	250	242,920
CIT Group Inc., 5.00%, 08/15/22	100	102,523
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	200	197,710
2.88%, 07/24/23 (Call 07/24/22)(d)(e)	600	589,050
2.90%, 12/08/21 (Call 11/08/21)	800	794,736
4.50%, 01/14/22	350	363,916
Compass Bank, 3.50%, 06/11/21 (Call 05/11/21)	250	249,500
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/22	250	247,725
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21(b)	250	250,655
3.75%, 03/26/25	250	245,080
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(d)(e)	200	177,240
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)	40	36,411
Goldman Sachs Group Inc. (The)
2.75%, 09/15/20 (Call 08/15/20)	130	129,399
3.20%, 02/23/23 (Call 01/23/23)(b)	200	198,846
3.27%, 09/29/25 (Call 09/29/24)(d)(e)	200	194,070
3.50%, 01/23/25 (Call 10/23/24)	200	197,130
3.50%, 11/16/26 (Call 11/16/25)	75	72,473
3.75%, 02/25/26 (Call 11/25/25)	300	297,789
3.85%, 01/26/27 (Call 01/26/26)	400	394,944
5.25%, 07/27/21	700	734,258
HSBC Holdings PLC
2.65%, 01/05/22	700	689,472
3.40%, 03/08/21	500	503,105

248

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.04%, 03/13/28 (Call 03/13/27)(d)(e)	$400	$395,928
4.25%, 03/14/24	400	406,188
4.29%, 09/12/26 (Call 09/12/25)(d)(e)	200	202,262
ING Groep NV, 4.10%, 10/02/23	200	202,366
JPMorgan Chase & Co.
2.55%, 03/01/21 (Call 02/01/21)	800	794,016
2.78%, 04/25/23 (Call 04/25/22)(d)(e)	150	147,720
2.97%, 01/15/23 (Call 01/15/22)	300	297,990
3.13%, 01/23/25 (Call 10/23/24)	850	837,641
3.22%, 03/01/25 (Call 03/01/24)(d)(e)	200	197,488
3.78%, 02/01/28 (Call 02/01/27)(d)(e)	300	299,370
3.88%, 09/10/24	100	101,091
4.02%, 12/05/24 (Call 12/05/23)(d)(e)	200	204,874
4.20%, 07/23/29 (Call 07/23/28)(b)(d)(e)	70	71,534
4.63%, 05/10/21	100	103,412
Lloyds Banking Group PLC, 4.58%, 12/10/25	300	293,706
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	200	194,638
3.00%, 02/22/22	50	49,627
3.46%, 03/02/23	200	200,710
3.54%, 07/26/21	45	45,303
Mizuho Financial Group Inc., 2.95%, 02/28/22	200	197,788
Morgan Stanley
2.63%, 11/17/21	100	98,589
2.75%, 05/19/22	300	295,962
3.13%, 07/27/26	485	464,984
3.63%, 01/20/27	100	98,335
3.88%, 01/27/26	400	402,612
National Australia Bank Ltd./New York, 2.88%, 04/12/23	250	246,005
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	200	196,500
Santander UK PLC, 3.75%, 11/15/21	200	201,860
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20(b)	400	397,224
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	400	391,604
2.78%, 10/18/22	400	392,156
SunTrust Bank/Atlanta GA, 2.59%, 01/29/21
(Call 01/29/20)(d)(e)	400	398,176
Svenska Handelsbanken AB, 1.88%, 09/07/21	250	242,070
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	249,048
Wells Fargo & Co.
2.50%, 03/04/21	400	395,864
3.00%, 01/22/21	100	99,889
3.75%, 01/24/24 (Call 12/24/23)	100	101,744
4.48%, 01/16/24	100	103,215
Wells Fargo Bank N.A., 2.60%, 01/15/21	300	297,759
Westpac Banking Corp.
2.15%, 03/06/20	200	198,346
2.80%, 01/11/22	200	198,546

		22,511,683
Beverages — 0.7%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)	300	299,412
Anheuser-Busch InBev Worldwide Inc., 3.50%, 01/12/24 (Call 12/12/23)	65	65,178
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)(a)	105	106,151
4.42%, 05/25/25 (Call 03/25/25)(a)	75	76,305
4.60%, 05/25/28 (Call 02/25/28)(a)	300	307,419

		854,465

Security	Par (000)	Value

Biotechnology — 0.2%
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	$14	$13,916
Biogen Inc., 2.90%, 09/15/20	30	29,984
Celgene Corp., 2.88%, 08/15/20	200	199,676

		243,576
Building Materials — 0.3%
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 09/15/19)(b)	100	98,032
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	40	40,071
NCI Building Systems Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)	55	52,116
Standard Industries Inc./NJ, 5.38%, 11/15/24
(Call 11/15/19)(a)	100	99,623
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 02/15/19)	15	15,102

		304,944
Chemicals — 1.4%
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	25	24,025
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(a)	100	105,060
DowDuPont Inc., 3.77%, 11/15/20(b)	95	96,280
Hexion Inc., 10.38%, 02/01/22 (Call 03/04/19)(a)	100	80,073
International Flavors & Fragrances Inc., 3.40%, 09/25/20	150	150,339
Olin Corp., 5.13%, 09/15/27 (Call 03/15/22)(b)	100	98,413
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(b)	300	293,520
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	500	494,065
6.13%, 10/15/19	100	101,633
Sherwin-Williams Co. (The)
2.25%, 05/15/20	65	64,271
2.75%, 06/01/22 (Call 05/01/22)	25	24,532
3.13%, 06/01/24 (Call 04/01/24)	50	48,580
Valvoline Inc., 4.38%, 08/15/25 (Call 08/15/20)	140	134,221

		1,715,012
Commercial Services — 2.0%
ADT Security Corp. (The), 5.25%, 03/15/20	100	101,490
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)	50	40,977
7.63%, 06/01/22 (Call 06/01/19)(a)	50	49,931
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25)(a)(b)	150	142,503
4.13%, 08/01/23 (Call 07/01/23)	56	55,978
4.75%, 02/15/25 (Call 11/15/24)(a)	25	25,026
4.75%, 08/01/28 (Call 05/01/28)	45	44,817
Jaguar Holding Co. II/Pharmaceutical Product
Development LLC, 6.38%, 08/01/23 (Call 03/04/19)(a)	100	99,850
Moody’s Corp., 2.75%, 12/15/21 (Call 11/15/21)	25	24,633
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 03/04/19)(a)	50	49,980
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	15	14,753
8.25%, 11/15/26 (Call 11/15/21)(a)	70	65,621
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	25	23,700
4.40%, 02/15/26 (Call 11/15/25)	400	419,408
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(b)	100	97,927
5.38%, 05/15/24 (Call 05/15/19)	135	137,904
ServiceMaster Co. LLC (The), 5.13%, 11/15/24
(Call 11/15/19)(a)	150	146,700
Sotheby’s, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	50	47,803

249

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	$25	$25,181
4.80%, 04/01/26 (Call 01/01/26)	300	307,458
United Rentals North America Inc.
4.63%, 10/15/25 (Call 10/15/20)	130	124,827
4.88%, 01/15/28 (Call 01/15/23)(b)	200	189,324
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	200	201,394
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	15,097

		2,452,282
Computers — 1.5%
Apple Inc.
3.00%, 02/09/24 (Call 12/09/23)	60	60,308
3.35%, 02/09/27 (Call 11/09/26)	145	145,426
Dell International LLC/EMC Corp.
3.48%, 06/01/19(a)	50	50,018
6.02%, 06/15/26 (Call 03/15/26)(a)	125	130,681
7.13%, 06/15/24 (Call 06/15/19)(a)	150	158,439
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	131	128,224
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	200	200,192
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	900	905,517
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	50	41,672

		1,820,477
Cosmetics & Personal Care — 0.0%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)	50	50,883

Distribution & Wholesale — 0.2%
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)	130	130,411
KAR Auction Services Inc., 5.13%, 06/01/25
(Call 06/01/20)(a)	84	80,369

		210,780
Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	150	143,814
3.95%, 02/01/22 (Call 01/01/22)(b)	200	198,620
4.13%, 07/03/23 (Call 06/03/23)	300	296,301
5.00%, 10/01/21	150	153,349
Ally Financial Inc.
4.13%, 03/30/20	100	100,400
5.13%, 09/30/24	150	156,027
8.00%, 11/01/31	100	120,057
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(b)	150	146,724
3.40%, 02/27/23 (Call 01/27/23)	200	200,610
3.70%, 11/05/21 (Call 10/05/21)(b)	300	304,854
3.70%, 08/03/23 (Call 07/03/23)	180	182,855
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	230	227,155
2.50%, 05/12/20 (Call 04/12/20)	85	84,379
3.45%, 04/30/21 (Call 03/30/21)	106	106,514
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200	195,294
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 03/04/19)	125	128,305
6.38%, 12/15/25 (Call 12/15/20)	200	205,384
6.75%, 02/01/24 (Call 02/01/20)	100	103,092

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	$35	$35,780
3.75%, 09/21/28 (Call 06/21/28)	30	30,367
4.00%, 10/15/23	150	155,359
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 8.50%, 08/15/21 (Call 08/15/19)(a)(b)	45	45,382
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	45	41,103
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	585	574,903
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	190	186,299
4.25%, 06/01/24 (Call 03/01/24)	200	205,008
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 03/04/19)	100	99,757
6.50%, 06/01/22 (Call 12/01/19)	50	49,182
Navient Corp.
5.00%, 10/26/20	100	100,433
5.50%, 01/25/23	100	96,543
6.13%, 03/25/24(b)	200	191,300
6.75%, 06/15/26	50	47,009
NFP Corp., 6.88%, 07/15/25 (Call 07/15/20)(a)	45	42,773
ORIX Corp.
2.90%, 07/18/22	55	54,047
3.25%, 12/04/24	185	180,290
Quicken Loans Inc., 5.75%, 05/01/25 (Call 05/01/20)(a)	40	38,604
Springleaf Finance Corp.
6.88%, 03/15/25	55	52,580
7.13%, 03/15/26	80	76,401
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	650	643,441
TD Ameritrade Holding Corp., 2.95%, 04/01/22
(Call 02/01/22)	200	199,442
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	105	105,656

		6,305,393
Electric — 4.0%
AES Corp./VA
5.50%, 04/15/25 (Call 04/15/20)	47	49,004
6.00%, 05/15/26 (Call 05/15/21)	100	105,912
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	200	199,554
Baltimore Gas & Electric Co., 2.80%, 08/15/22
(Call 05/15/22)	100	98,251
Berkshire Hathaway Energy Co., 3.75%, 11/15/23
(Call 08/15/23)	250	256,160
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	50,000
Calpine Corp., 5.25%, 06/01/26 (Call 06/01/21)(a)	310	294,760
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	400	385,056
Clearway Energy Operating LLC, 5.75%, 10/15/25
(Call 10/15/21)(a)	100	92,536
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)(b)	100	97,537
Dominion Energy Inc.
2.58%, 07/01/20	30	29,758
Series D, 2.85%, 08/15/26 (Call 05/15/26)	100	93,406
Duke Energy Carolinas LLC, 2.95%, 12/01/26
(Call 09/01/26)(b)	300	291,465
Duke Energy Corp., 3.55%, 09/15/21 (Call 06/15/21)	100	100,767
Entergy Louisiana LLC, 5.40%, 11/01/24	200	221,290
Eversource Energy, Series N, 3.80%, 12/01/23
(Call 11/01/23)	100	101,391
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	100	96,396
Exelon Generation Co. LLC, 2.95%, 01/15/20 (Call 12/15/19)	100	99,754

250

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27
(Call 02/01/27)	$200	$193,812
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)	35	33,394
4.50%, 09/15/27 (Call 06/15/27)(a)	100	91,087
NRG Energy Inc., 6.63%, 01/15/27 (Call 07/15/21)	300	317,634
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	150	148,501
3.85%, 06/01/23 (Call 05/01/23)	300	301,872
4.15%, 09/15/21 (Call 06/15/21)	300	304,905
Public Service Electric & Gas Co., 2.00%, 08/15/19
(Call 07/15/19)	150	149,349
San Diego Gas & Electric Co., 2.50%, 05/15/26
(Call 02/15/26)	200	184,396
Sempra Energy, 2.90%, 02/01/23 (Call 01/01/23)	45	43,630
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	149,628
Virginia Electric & Power Co.
Series A, 3.80%, 04/01/28 (Call 01/01/28)	200	202,842
Series C, 2.75%, 03/15/23 (Call 12/15/22)	60	59,161
Vistra Energy Corp., 7.38%, 11/01/22 (Call 03/04/19)	100	103,958

		4,947,166
Electrical Components & Equipment — 0.2%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	200	190,502
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	5	4,863

		195,365
Electronics — 0.3%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)	250	238,227
Amphenol Corp., 2.20%, 04/01/20	60	59,293
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	85	79,874
Fortive Corp., 1.80%, 06/15/19	5	4,962
Tyco Electronics Group SA, 3.13%, 08/15/27
(Call 05/15/27)(b)	40	37,661

		420,017
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC, 5.00%, 01/31/28
(Call 07/31/27)(a)(b)	200	185,678

Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	150	142,288
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 07/15/20)(a)	75	67,163
StandardAero Aviation Holdings Inc., 10.00%, 07/15/23 (Call 03/04/19)(a)	35	37,747

		247,198
Entertainment — 0.5%
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	150	143,706
Eldorado Resorts Inc., 6.00%, 09/15/26 (Call 09/15/21)(a)(b)	15	14,974
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)(b)	200	208,242
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	100	94,723
10.00%, 12/01/22 (Call 03/04/19)	75	78,938
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	25	25,408

		565,991
Environmental Control — 0.0%
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	35	34,089

Security	Par (000)	Value

Food — 1.1%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC, 7.50%, 03/15/26 (Call 03/15/22)(a)	$5	$5,019
Kellogg Co., 2.65%, 12/01/23	100	96,289
Kraft Heinz Foods Co., 2.80%, 07/02/20 (Call 06/02/20)	250	249,220
Lamb Weston Holdings Inc., 4.88%, 11/01/26
(Call 11/01/21)(a)	200	199,924
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	135	131,616
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	250	253,422
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	100	96,847
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(a)	225	224,674
5.63%, 01/15/28 (Call 12/01/22)(a)	50	47,997
Simmons Foods Inc., 5.75%, 11/01/24 (Call 11/01/20)(a)(b)	45	36,780
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)	55	55,171

		1,396,959
Food Service — 0.0%
Aramark Services Inc., 5.13%, 01/15/24 (Call 03/04/19)	35	35,411

Forest Products & Paper — 0.2%
Cascades Inc., 5.50%, 07/15/22 (Call 03/04/19)(a)	49	48,800
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	100	93,373
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)	79	82,424

		224,597
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	100	98,275
5.63%, 05/20/24 (Call 03/20/24)	45	44,680
5.75%, 05/20/27 (Call 02/20/27)	175	168,184
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	77	72,354
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	50	50,730
NiSource Inc., Series WI, 3.65%, 06/15/23 (Call 05/15/23)	290	291,886
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)	15	14,660

		740,769
Hand & Machine Tools — 0.0%
CFX Escrow Corp., 6.00%, 02/15/24(a)	60	59,948

Health Care - Products — 1.9%
Abbott Laboratories
2.55%, 03/15/22	90	88,883
3.75%, 11/30/26 (Call 08/30/26)	57	58,219
Agiliti Health Inc., 7.63%, 08/15/20 (Call 02/04/19)	50	50,000
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	100	102,044
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	300	279,441
Becton Dickinson and Co.
2.40%, 06/05/20	75	74,069
2.89%, 06/06/22 (Call 05/06/22)	105	102,989
3.70%, 06/06/27 (Call 03/06/27)	300	292,488
Boston Scientific Corp.
2.85%, 05/15/20	25	24,915
3.38%, 05/15/22	150	149,822
4.00%, 03/01/28 (Call 12/01/27)(b)	100	100,453
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21
(Call 03/04/19)(a)	150	155,827
Hill-Rom Holdings Inc., 5.75%, 09/01/23 (Call 03/04/19)(a)	85	87,499
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(a)	50	38,751
5.63%, 10/15/23 (Call 03/04/19)(a)(b)	50	42,253
5.75%, 08/01/22 (Call 03/04/19)(a)(b)	50	45,633

251

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/04/19)(a)	$50	$48,415
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	200	200,280
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)	50	48,766
4.88%, 06/01/26 (Call 06/01/21)	100	100,406
Zimmer Biomet Holdings Inc., 2.70%, 04/01/20
(Call 03/01/20)	230	228,898

		2,320,051
Health Care - Services — 2.3%
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	100	99,167
4.10%, 03/01/28 (Call 12/01/27)	120	120,929
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	25,320
5.38%, 06/01/26 (Call 06/01/21)(a)	90	93,326
5.63%, 02/15/21 (Call 03/04/19)	30	30,447
CHS/Community Health Systems Inc., 6.25%, 03/31/23 (Call 03/31/20)	350	334,645
DaVita Inc., 5.13%, 07/15/24 (Call 07/15/19)	125	123,628
Envision Healthcare Corp., 8.75%, 10/15/26
(Call 10/15/21)(a)(b)	95	86,696
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	100	100,754
5.00%, 03/15/24	200	208,058
5.38%, 02/01/25	100	103,410
5.38%, 09/01/26 (Call 03/01/26)	70	71,831
5.50%, 06/15/47 (Call 12/15/46)	50	51,929
5.63%, 09/01/28 (Call 03/01/28)	20	20,706
5.88%, 02/15/26 (Call 08/15/25)	200	211,004
Humana Inc.
2.50%, 12/15/20	125	123,536
2.63%, 10/01/19	50	49,875
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	100	99,480
MPH Acquisition Holdings LLC, 7.13%, 06/01/24
(Call 06/01/19)(a)	50	49,605
Quest Diagnostics Inc., 2.50%, 03/30/20 (Call 02/29/20)	145	143,762
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	50	49,023
6.00%, 10/01/20	150	154,992
6.75%, 06/15/23(b)	150	147,709
UnitedHealth Group Inc., 3.10%, 03/15/26	225	222,280
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)(b)	80	81,398
5.38%, 08/15/26 (Call 08/15/21)(a)	50	51,048

		2,854,558

Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	350	333,102

Home Builders — 0.8%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)(b)	50	42,794
Brookfield Residential Properties Inc., 6.38%, 05/15/25 (Call 05/15/20)(a)	100	93,670
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	150	149,292
4.50%, 04/30/24 (Call 01/31/24)(b)	50	49,146
4.75%, 11/29/27 (Call 05/29/27)	100	94,891
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	100	96,319
5.50%, 03/01/26 (Call 12/01/25)	150	150,088

Security	Par (000)	Value

Home Builders (continued)
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 03/04/19)(a)	$45	$42,560
6.13%, 04/01/25 (Call 04/01/20)(a)(b)	25	23,156
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	100	91,583
TRI Pointe Group Inc., 5.25%, 06/01/27 (Call 12/01/26)	100	86,636

		920,135
Insurance — 1.6%
American International Group Inc., 3.30%, 03/01/21
(Call 02/01/21)	30	30,206
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)	100	98,997
Chubb INA Holdings Inc., 3.35%, 05/15/24	75	75,469
CNO Financial Group Inc.
4.50%, 05/30/20	25	25,017
5.25%, 05/30/25 (Call 02/28/25)(b)	150	150,635
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25
(Call 02/01/25)(a)	50	48,223
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	100	99,851
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	200	198,438
3.75%, 03/14/26 (Call 12/14/25)	850	850,314
MetLife Inc., 4.75%, 02/08/21	116	119,951
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	25	23,955
Radian Group Inc., 5.25%, 06/15/20	117	118,685
Unum Group, 3.00%, 05/15/21 (Call 04/15/21)	40	39,558
Willis Towers Watson PLC, 5.75%, 03/15/21	100	104,559

		1,983,858
Internet — 1.3%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	400	402,496
Baidu Inc., 2.75%, 06/09/19	250	249,780
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	200	187,110
Match Group Inc., 5.00%, 12/15/27 (Call 12/15/22)(a)	40	39,197
Netflix Inc., 4.88%, 04/15/28	300	284,994
VeriSign Inc.
4.63%, 05/01/23 (Call 03/04/19)	100	101,075
4.75%, 07/15/27 (Call 07/15/22)	100	99,455
5.25%, 04/01/25 (Call 01/01/25)	100	103,207
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	100	96,673
6.38%, 05/15/25 (Call 05/15/20)(b)	55	53,769

		1,617,756
Iron & Steel — 1.1%
Allegheny Technologies Inc., 7.88%, 08/15/23
(Call 05/15/23)(b)	150	160,072
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	60	63,164
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	200	192,300
5.75%, 03/01/25 (Call 03/01/20)(b)	75	72,536
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	100	95,511
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	90	81,660
6.88%, 08/15/25 (Call 08/15/20)(b)	150	142,981
Vale Overseas Ltd.
4.38%, 01/11/22	79	79,227
6.25%, 08/10/26	450	479,601

		1,367,052

252

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	$65	$64,025
3.70%, 03/15/28 (Call 12/15/27)	100	94,049
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	55	53,792

		211,866

Lodging — 0.6%
Boyd Gaming Corp., 6.00%, 08/15/26 (Call 08/15/21)	40	40,138
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)(a)(b)	25	25,210
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	100	101,244
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	100	99,175
4.88%, 04/01/27 (Call 04/01/22)	100	98,756
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	35	32,854
6.63%, 12/15/21	100	105,895
7.75%, 03/15/22	100	108,686
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)(b)	65	65,575
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	100	93,289

		770,822

Machinery — 0.1%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)	35	34,653
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	15	15,094
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)	100	96,659
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	34,934

		181,340

Manufacturing — 0.2%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)	100	93,341
General Electric Co., 4.38%, 09/16/20	200	201,764

		295,105

Media — 3.5%
Altice Financing SA, 7.50%, 05/15/26 (Call 05/15/21)(a)	200	189,686
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	200	192,986
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)	100	97,256
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	150	142,669
5.13%, 05/01/27 (Call 05/01/22)(a)	100	96,768
5.75%, 02/15/26 (Call 02/15/21)(a)	100	101,602
5.88%, 04/01/24 (Call 04/01/19)(a)	100	102,488
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	745	746,661
4.50%, 02/01/24 (Call 01/01/24)	200	203,650
4.91%, 07/23/25 (Call 04/23/25)	50	51,435
Clear Channel Worldwide Holdings Inc., Series B, 6.50%, 11/15/22 (Call 03/04/19)	50	51,138
Comcast Corp.
3.70%, 04/15/24 (Call 03/15/24)	150	153,297
3.95%, 10/15/25 (Call 08/15/25)	70	72,417
CSC Holdings LLC
5.25%, 06/01/24	200	192,120
5.38%, 02/01/28 (Call 02/01/23)(a)	200	192,514
5.50%, 05/15/26 (Call 05/15/21)(a)	200	198,338

Security	Par (000)	Value

Media (continued)
DISH DBS Corp.
5.00%, 03/15/23(b)	$100	$87,080
5.88%, 11/15/24	100	83,021
6.75%, 06/01/21	100	101,791
7.75%, 07/01/26	100	86,090
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(a)	100	101,974
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	14	13,738
7.00%, 05/15/27 (Call 05/15/22)(a)	135	139,768
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 03/04/19)(a)	70	72,577
Sirius XM Radio Inc.
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	100	96,634
5.38%, 07/15/26 (Call 07/15/21)(a)	150	148,716
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	50	51,993
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	150	140,850
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	50	50,344
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(a)	100	91,089
Virgin Media Secured Finance PLC, 5.50%, 01/15/25 (Call 02/15/19)(a)	200	201,948

		4,252,638

Metal Fabricate & Hardware — 0.0%
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(a)	50	48,259

Mining — 0.5%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(a)	200	210,640
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	200	193,988
3.88%, 03/15/23 (Call 12/15/22)	100	95,437
5.45%, 03/15/43 (Call 09/15/42)	50	43,020
Hudbay Minerals Inc., 7.63%, 01/15/25 (Call 01/15/20)(a)(b)	50	51,372
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	50	52,115

		646,572

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/25 (Call 03/01/20)(b)	100	99,546
5.50%, 12/01/24 (Call 06/01/24)(b)	100	103,418

		202,964

Oil & Gas — 2.6%
Antero Resources Corp., 5.13%, 12/01/22 (Call 03/04/19)(b)	100	100,211
BP Capital Markets America Inc., 3.79%, 02/06/24 (Call 01/06/24)	100	102,882
California Resources Corp., 8.00%, 12/15/22 (Call 03/04/19)(a)(b)	250	202,032
Chesapeake Energy Corp.
7.50%, 10/01/26 (Call 10/01/21)(b)	115	110,827
8.00%, 01/15/25 (Call 01/15/20)(b)	100	100,703
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)(a)	50	46,248
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25 (Call 05/15/20)(a)	40	36,947
Denbury Resources Inc., 9.00%, 05/15/21 (Call 03/04/19)(a)	50	49,531
Diamondback Energy Inc., 5.38%, 05/31/25 (Call 05/31/20)	50	51,294
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	100	74,217
7.75%, 02/01/26 (Call 11/01/25)	50	40,230

253

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EP Energy LLC/Everest Acquisition Finance Inc.
7.75%, 05/15/26 (Call 05/15/21)(a)	$85	$78,302
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	50	39,751
Gulfport Energy Corp., 6.00%, 10/15/24 (Call 10/15/19)	25	23,492
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)	45	44,076
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)(a)	20	19,530
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)	95	95,395
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	30	30,063
MEG Energy Corp., 6.50%, 01/15/25 (Call 01/15/20)(a)	50	49,121
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/15/20)	200	200,938
Nabors Industries Inc., 5.50%, 01/15/23 (Call 11/15/22)(b)	100	91,113
Newfield Exploration Co.
5.63%, 07/01/24(b)	50	52,347
5.75%, 01/30/22	50	51,992
Noble Holding International Ltd., 7.88%, 02/01/26 (Call 02/01/21)(a)	50	46,794
Oasis Petroleum Inc., 6.25%, 05/01/26 (Call 05/01/21)(a)(b)	30	28,448
Occidental Petroleum Corp., 3.50%, 06/15/25 (Call 03/15/25)	60	60,821
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	25	23,933
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)(b)	100	99,859
Precision Drilling Corp.
7.13%, 01/15/26 (Call 11/15/20)(a)	100	91,546
7.75%, 12/15/23 (Call 12/15/19)	50	48,424
QEP Resources Inc., 5.25%, 05/01/23 (Call 02/01/23)	100	96,583
Resolute Energy Corp., 8.50%, 05/01/20 (Call 03/04/19)	45	45,126
Rowan Companies Inc., 7.38%, 06/15/25 (Call 03/15/25)(b)	50	43,093
Sanchez Energy Corp., 7.25%, 02/15/23 (Call 02/15/20)(a)(b)	100	84,584
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	85	89,051
SM Energy Co., 6.63%, 01/15/27 (Call 01/15/22)(b)	10	9,761
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)(b)	150	145,990
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)	100	99,675
5.50%, 02/15/26 (Call 02/15/21)	100	98,705
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	161	161,403
Transocean Inc., 7.25%, 11/01/25 (Call 11/01/21)(a)	50	47,179
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	45	43,696
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)	100	97,959

		3,153,872

Oil & Gas Services — 0.2%
Bristow Group Inc., 8.75%, 03/01/23 (Call 03/01/20)(a)	40	33,452
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(a)	50	44,730
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 04/01/21)	105	104,918

		183,100

Packaging & Containers — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 7.25%, 05/15/24 (Call 05/15/19)(a)(b)	200	206,934
Ball Corp.
4.00%, 11/15/23(b)	50	50,158
5.25%, 07/01/25	100	104,697
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)	75	73,244
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	30	27,687
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	30	30,154

Security	Par (000)	Value

Packaging & Containers (continued)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)	$125	$125,327
6.88%, 02/15/21 (Call 03/04/19)(b)	52	52,176
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	100	102,295
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/15/20)	100	96,215

		868,887

Pharmaceuticals — 3.2%
AbbVie Inc., 2.30%, 05/14/21 (Call 04/14/21)	55	54,028
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	185	184,858
AstraZeneca PLC
3.38%, 11/16/25	600	588,402
3.50%, 08/17/23 (Call 07/17/23)	200	201,506
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 11/01/20)(a)	130	129,308
6.13%, 04/15/25 (Call 04/15/20)(a)	200	188,786
7.00%, 03/15/24 (Call 03/15/20)(a)	100	105,189
CVS Health Corp.
3.35%, 03/09/21	160	160,677
4.13%, 05/15/21 (Call 02/15/21)	200	203,422
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 04/15/20)(a)(b)	200	196,398
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 03/04/19)(a)	250	204,025
Express Scripts Holding Co., 3.30%, 02/25/21 (Call 01/25/21)	25	25,029
Mead Johnson Nutrition Co., 3.00%, 11/15/20	55	54,995
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)(b)	100	99,338
3.40%, 05/06/24	150	153,220
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	200	198,438
2.40%, 09/23/21 (Call 08/23/21)	95	92,604
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)(a)	200	203,464
Valeant Pharmaceuticals International, 8.50%, 01/31/27 (Call 07/31/22)(a)	200	209,054
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	300	281,595
3.45%, 11/13/20 (Call 10/13/20)(b)	330	331,779
3.90%, 08/20/28 (Call 05/20/28)	65	64,966

		3,931,081

Pipelines — 2.7%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	100	105,295
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/20)	225	226,199
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)	100	98,142
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	80	81,590
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	40	39,190
Energy Transfer LP, 5.50%, 06/01/27 (Call 03/01/27)	50	51,730
Energy Transfer Operating LP
4.15%, 10/01/20 (Call 08/01/20)	100	101,044
9.00%, 04/15/19	100	101,112
Enterprise Products Operating LLC, 5.25%, 01/31/20	200	204,198
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 08/01/22 (Call 03/04/19)	50	50,263
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	100	99,997

254

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	$100	$97,801
4.25%, 02/01/22 (Call 11/01/21)	400	406,352
4.55%, 07/15/28 (Call 04/15/28)	200	203,002
7.50%, 09/01/23 (Call 06/01/23)	100	113,382
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/04/19)	35	35,722
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	150	147,335
5.63%, 02/01/21 (Call 11/01/20)	100	103,516
5.63%, 03/01/25 (Call 12/01/24)	250	269,132
5.75%, 05/15/24 (Call 02/15/24)	200	215,316
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 03/04/19)	150	144,783
5.13%, 02/01/25 (Call 02/01/20)(b)	100	98,502
5.88%, 04/15/26 (Call 04/15/21)(a)	35	35,371
Williams Companies Inc. (The), 3.60%, 03/15/22 (Call 01/15/22)	250	250,152

		3,279,126

Real Estate — 0.1%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	65	64,563
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)	100	97,871

		162,434

Real Estate Investment Trusts — 4.4%
American Tower Corp.
2.25%, 01/15/22	200	193,346
2.80%, 06/01/20 (Call 05/01/20)	100	99,620
3.00%, 06/15/23	260	254,134
3.40%, 02/15/19	100	100,000
3.55%, 07/15/27 (Call 04/15/27)	340	326,386
4.00%, 06/01/25 (Call 03/01/25)	100	100,507
5.90%, 11/01/21	100	106,164
CBL & Associates LP, 5.95%, 12/15/26 (Call 09/15/26)(b)	50	40,332
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	100	100,399
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)	100	93,799
Crown Castle International Corp.
3.20%, 09/01/24 (Call 07/01/24)	245	236,290
3.40%, 02/15/21 (Call 01/15/21)	100	100,051
4.88%, 04/15/22	100	103,849
Digital Realty Trust LP, 3.40%, 10/01/20 (Call 09/01/20)	200	200,310
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	100	98,952
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)	100	101,529
5.25%, 06/01/25 (Call 03/01/25)	165	169,892
5.38%, 11/01/23 (Call 08/01/23)	100	103,278
5.38%, 04/15/26	170	174,199
5.75%, 06/01/28 (Call 03/03/28)	200	208,364
HCP Inc., 2.63%, 02/01/20 (Call 11/01/19)	250	248,815
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	100	89,239
4.50%, 06/15/23 (Call 12/15/22)	400	399,468
5.00%, 08/15/22 (Call 02/15/22)	200	203,674
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)	150	138,449
5.25%, 03/15/28 (Call 12/27/22)(a)	50	46,500

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	$50	$51,357
5.75%, 02/01/27 (Call 11/01/26)(a)	30	30,293
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	185	180,040
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	500	511,130
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	100	100,118
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	100	99,408
4.38%, 03/01/21 (Call 12/01/20)	150	153,464
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/04/19)(a)	45	42,910
8.25%, 10/15/23 (Call 04/15/19)	50	46,379
Welltower Inc., 5.25%, 01/15/22 (Call 10/15/21)	150	155,976

		5,408,621

Retail — 2.8%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	35	34,032
5.00%, 10/15/25 (Call 10/15/20)(a)	150	144,906
Advance Auto Parts Inc., 5.75%, 05/01/20	200	206,684
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(b)	145	140,723
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	300	296,724
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(a)	100	100,316
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	35	35,575
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	50	48,444
5.00%, 06/01/24 (Call 06/01/19)(a)	200	200,608
L Brands Inc.
6.63%, 04/01/21	150	157,083
6.69%, 01/15/27	100	95,481
6.88%, 11/01/35	50	43,125
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)(b)	300	299,703
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	200	193,508
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(a)	100	78,618
QVC Inc., 3.13%, 04/01/19(b)	250	249,800
Rite Aid Corp., 6.13%, 04/01/23 (Call 03/04/19)(a)	50	42,209
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	100	97,403
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	100	98,944
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	600	581,418
4.13%, 07/15/27 (Call 04/15/27)	76	71,242
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	200	192,098
3.80%, 11/18/24 (Call 08/18/24)	20	20,021

		3,428,665

Semiconductors — 2.2%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	60	58,717
2.95%, 01/12/21	370	368,402
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	300	292,623
3.00%, 01/15/22 (Call 12/15/21)	750	734,332
3.88%, 01/15/27 (Call 10/15/26)	400	368,152
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(a)	100	96,807

255

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	$600	$580,800
Qorvo Inc., 5.50%, 07/15/26 (Call 07/15/21)(a)	30	29,855
QUALCOMM Inc.
3.00%, 05/20/22	85	84,812
3.45%, 05/20/25 (Call 02/20/25)	100	98,274

		2,712,774

Software — 2.3%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	25	24,498
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	30	29,927
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	400	382,640
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	80	78,950
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	100	96,655
5.88%, 06/15/26 (Call 06/15/21)(b)	20	20,443
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	100	95,723
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	30	30,374
First Data Corp.
5.00%, 01/15/24 (Call 02/11/19)(a)	95	97,283
5.75%, 01/15/24 (Call 02/11/19)(a)(b)	100	103,059
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	50	49,920
Infor U.S. Inc., 6.50%, 05/15/22 (Call 02/15/19)	100	101,748
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 07/15/20)(a)	27	27,069
MSCI Inc.
5.38%, 05/15/27 (Call 05/15/22)(a)	75	76,867
5.75%, 08/15/25 (Call 08/15/20)(a)	200	207,252
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)	100	98,000
Open Text Corp., 5.63%, 01/15/23 (Call 03/04/19)(a)	150	153,997
PTC Inc., 6.00%, 05/15/24 (Call 05/15/19)	100	103,592
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	50	42,000
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 03/04/19)(a)	100	72,771
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/04/19)(a)	50	54,321
VMware Inc.
2.30%, 08/21/20	280	275,624
2.95%, 08/21/22 (Call 07/21/22)	415	405,600
3.90%, 08/21/27 (Call 05/21/27)	200	188,504

		2,816,817

Telecommunications — 2.9%
AT&T Inc.
3.00%, 06/30/22 (Call 04/30/22)	50	49,601
3.20%, 03/01/22 (Call 02/01/22)	165	164,904
3.80%, 03/01/24 (Call 01/01/24)	225	227,988
3.90%, 03/11/24 (Call 12/11/23)(b)	150	152,466
CenturyLink Inc.
Series P, 7.60%, 09/15/39	50	41,304
Series S, 6.45%, 06/15/21	50	50,928
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	150	152,241
CommScope Inc., 5.50%, 06/15/24 (Call 06/15/19)(a)	100	93,398
Embarq Corp., 8.00%, 06/01/36	50	47,059
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(b)	50	26,470
8.50%, 04/01/26 (Call 04/01/21)(a)	125	113,337
10.50%, 09/15/22 (Call 06/15/22)	100	71,539
11.00%, 09/15/25 (Call 06/15/25)	100	64,757

Security	Par (000)	Value

Telecommunications (continued)
Hughes Satellite Systems Corp.
5.25%, 08/01/26	$85	$81,473
6.63%, 08/01/26(b)	80	77,355
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 03/04/19)	225	204,577
8.00%, 02/15/24 (Call 03/04/19)(a)(b)	50	52,110
9.75%, 07/15/25 (Call 07/15/21)(a)	50	52,061
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	30	29,960
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 03/04/19)	100	100,194
5.38%, 05/01/25 (Call 05/01/20)	50	49,455
Motorola Solutions Inc.
3.50%, 03/01/23	150	146,395
4.60%, 02/23/28 (Call 11/23/27)	150	145,854
Qwest Corp., 7.25%, 09/15/25	100	104,980
Sprint Corp.
7.25%, 09/15/21	75	78,728
7.63%, 02/15/25 (Call 11/15/24)(b)	100	104,668
7.63%, 03/01/26 (Call 11/01/25)(b)	100	103,871
7.88%, 09/15/23	175	185,983
Telecom Italia Capital SA, 7.20%, 07/18/36(b)	100	97,216
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	150	143,797
6.50%, 01/15/26 (Call 01/15/21)	145	153,928
Verizon Communications Inc., 3.38%, 02/15/25	268	267,437
Windstream Services LLC/Windstream Finance Corp.
8.63%, 10/31/25 (Call 10/31/20)(a)	100	94,410
9.00%, 06/30/25 (Call 06/30/21)(a)	36	26,829

		3,557,273

Transportation — 0.1%
FedEx Corp., 3.40%, 01/14/22	55	55,471
XPO Logistics Inc., 6.50%, 06/15/22 (Call 03/04/19)(a)	11	11,270

		66,741

Trucking & Leasing — 0.3%
Avolon Holdings Funding Ltd., 5.13%, 10/01/23 (Call 09/01/23)(a)(b)	25	25,324
Park Aerospace Holdings Ltd.
5.25%, 08/15/22(a)	100	101,517
5.50%, 02/15/24(a)	185	187,888

		314,729

Total Corporate Bonds & Notes — 81.6% (Cost: $100,973,758)		99,898,169

U.S. Government Agency Obligations

Mortgage-Backed Securities — 40.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	93	91,457
2.50%, 02/01/34(f)	924	908,740
2.50%, 02/01/49(f)	25	23,877
3.00%, 02/01/34(f)	1,150	1,151,797
3.00%, 07/01/46	53	52,533
3.00%, 08/01/46	395	388,251
3.00%, 10/01/46	76	75,095
3.00%, 12/01/46	129	126,155
3.00%, 01/01/47	200	196,181
3.00%, 06/01/47	304	298,545
3.00%, 10/01/47	131	129,205
3.00%, 02/01/49(f)	1,558	1,531,293

256

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 07/01/33	$70	$70,940
3.50%, 02/01/34(f)	425	432,764
3.50%, 07/01/43	26	26,409
3.50%, 09/01/44	26	26,367
3.50%, 01/01/46	24	23,802
3.50%, 03/01/46	27	27,347
3.50%, 09/01/46	22	22,449
3.50%, 12/01/46	214	215,241
3.50%, 08/01/47	22	22,209
3.50%, 02/01/49(f)	2,873	2,888,880
4.00%, 02/01/34(f)	100	102,920
4.00%, 04/01/46	229	235,924
4.00%, 07/01/46	76	78,190
4.00%, 10/01/47	27	27,215
4.00%, 06/01/48	71	73,943
4.00%, 01/01/49	328	336,137
4.00%, 02/01/49(f)	1,806	1,849,704
4.50%, 07/01/48	27	28,264
4.50%, 02/01/49(f)	1,372	1,426,800
5.00%, 07/01/48	36	37,668
5.00%, 02/01/49(f)	317	333,401
Federal National Mortgage Association
2.50%, 10/01/32	23	23,057
2.50%, 02/01/34(f)	1,244	1,224,259
2.50%, 02/01/49(f)	75	71,619
3.00%, 02/01/31	700	702,614
3.00%, 02/01/32	145	145,788
3.00%, 02/01/33	113	113,772
3.00%, 02/01/34(f)	507	507,693
3.00%, 12/01/46	29	28,540
3.00%, 02/01/49(f)	3,811	3,743,861
3.50%, 03/01/33	115	117,664
3.50%, 04/01/33	185	188,819
3.50%, 05/01/33	74	75,627
3.50%, 02/01/34(f)	346	352,460
3.50%, 11/01/45	131	132,319
3.50%, 01/01/46	77	77,455
3.50%, 02/01/46	359	361,821
3.50%, 07/01/46	38	38,737
3.50%, 01/01/47	138	138,566
3.50%, 02/01/47	155	156,662
3.50%, 05/01/47	87	87,816
3.50%, 04/01/48	65	65,730
3.50%, 05/01/48	99	100,466
3.50%, 02/01/49(f)	3,268	3,284,148
3.50%, 11/01/51	1,787	1,811,821
4.00%, 06/01/33	141	145,237
4.00%, 07/01/33	66	67,810
4.00%, 02/01/34(f)	227	233,500
4.00%, 03/01/45	52	53,481
4.00%, 01/01/46	84	86,559
4.00%, 02/01/46	61	62,345
4.00%, 03/01/46	23	23,275
4.00%, 04/01/46	140	143,121
4.00%, 02/01/47	52	53,382
4.00%, 03/01/47	51	52,395
4.00%, 06/01/47	21	21,701
4.00%, 11/01/47	41	41,851
4.00%, 01/01/48	588	603,330
4.00%, 04/01/48	96	98,550

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/48	$97	$99,397
4.00%, 09/01/48	128	130,599
4.00%, 02/01/49(f)	3,614	3,699,268
4.00%, 01/01/57	126	129,589
4.00%, 02/01/57	126	129,588
4.50%, 02/01/34(f)	50	50,848
4.50%, 10/01/47	26	27,527
4.50%, 03/01/48	53	55,719
4.50%, 06/01/48	93	98,500
4.50%, 07/01/48	26	26,867
4.50%, 12/01/48	142	147,772
4.50%, 02/01/49(f)	1,324	1,376,081
5.00%, 09/01/48	61	64,303
5.00%, 02/01/49(f)	457	480,746
5.50%, 02/01/49(f)	925	982,090
Government National Mortgage Association
2.50%, 02/01/49(f)	100	96,639
3.00%, 05/20/45	477	474,847
3.00%, 09/20/46	260	257,978
3.00%, 02/15/47	151	149,730
3.00%, 02/01/49(f)	2,294	2,277,147
3.50%, 03/15/43	96	97,256
3.50%, 06/15/43	81	81,972
3.50%, 04/20/45	103	104,506
3.50%, 04/20/46	155	157,618
3.50%, 12/20/46	174	176,825
3.50%, 03/20/47	601	608,964
3.50%, 08/20/47	410	415,124
3.50%, 04/20/48	1,272	1,288,538
3.50%, 02/01/49(f)	1,875	1,898,767
4.00%, 09/20/45	50	51,328
4.00%, 09/20/46	17	17,286
4.00%, 07/20/47	168	173,489
4.00%, 02/01/49(f)	2,483	2,554,736
4.50%, 10/20/46	20	20,474
4.50%, 06/20/48	195	202,662
4.50%, 07/20/48	144	149,633
4.50%, 08/20/48	639	664,226
4.50%, 02/01/49(f)	480	498,781
5.00%, 11/20/48	174	182,497
5.00%, 02/01/49(f)	321	335,209

		48,932,680

Total U.S. Government Agency Obligations — 40.0% (Cost: $48,629,161)		48,932,680

Short-Term Investments

Money Market Funds — 14.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)	17,567	17,572,310

257

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(g)(h)	100	$100,000

		17,672,310

Total Short-Term Investments — 14.5% (Cost: $17,668,141)		17,672,310

Total Investments in Securities — 136.1% (Cost: $167,271,060)		166,503,159

Other Assets, Less Liabilities — (36.1)%		(44,129,693)

Net Assets — 100.0%		$122,373,466

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	TBA transaction.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	10,642	6,925	17,567	$17,572,310	$37,084	(a)	$230	$2,298
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	563		—	—

				$17,672,310	$37,647		$230	$2,298

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year Ultra Long U.S. Treasury Bond	8	03/20/19	$1,046	$38,487
2-Year U.S. Treasury Note	6	03/29/19	1,274	8,804
5-Year U.S. Treasury Note	13	03/29/19	1,493	4,905

				52,196

Short Contracts
10-Year U.S. Treasury Note	(12)	03/20/19	1,470	(4,219)
Ultra Long U.S. Bond	(17)	03/20/19	2,739	(12)

				(4,231)

				$47,965

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

258

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Edge U.S. Fixed Income Balanced Risk ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$99,898,169	$—	$99,898,169
U.S. Government Agency Obligations	—	48,932,680	—	48,932,680
Money Market Funds	17,672,310	—	—	17,672,310

	$17,672,310	$148,830,849	$—	$166,503,159

Derivative financial instruments(a)
Assets
Futures Contracts	$52,196	$—	$—	$52,196
Liabilities
Futures Contracts	(4,231)	—	—	(4,231)

	$47,965	$—	$—	$47,965

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

259

Schedule of Investments (unaudited) January 31, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.4%
Arconic Inc.
5.40%, 04/15/21 (Call 01/15/21)	$475	$487,098
5.87%, 02/23/22	250	259,672
5.90%, 02/01/27(a)	333	334,069
5.95%, 02/01/37	255	245,017
6.15%, 08/15/20	415	428,774
6.75%, 01/15/28	110	111,636
Bombardier Inc., 7.45%, 05/01/34(b)	100	90,160
Leonardo U.S. Holdings Inc.
6.25%, 01/15/40(b)	100	93,569
7.38%, 07/15/39(b)	150	154,826

		2,204,821

Airlines — 0.2%
UAL Pass Through Trust, Series 2007-1A, 6.64%, 07/02/22	121	125,428

Apparel — 0.5%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	368	324,933

Auto Parts & Equiptment — 0.1%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	75	75,785

Banks — 9.7%
Barclays Bank PLC, 6.86%, (Call 06/15/32)(b)(c)(d)(e)	75	75,581
Barclays PLC
4.38%, 09/11/24	400	391,860
4.84%, 05/09/28 (Call 05/07/27)	600	576,246
5.20%, 05/12/26	850	850,663
Citigroup Capital III, 7.63%, 12/01/36(a)	100	124,243
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(d)(e)	725	642,495
4.50%, 04/01/25	775	714,566
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	500	605,490
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	1,100	1,012,594
RBS Capital Trust II, 6.43%, (Call 01/03/34)(c)(d)(e)	225	268,742
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(c)(d)(e)	425	522,678
Standard Chartered PLC, 7.01%, (Call 07/30/37)(b)(c)(d)(e)	400	412,648

		6,197,806

Chemicals — 2.9%
CF Industries Inc.
3.45%, 06/01/23	350	338,096
4.95%, 06/01/43	452	374,907
5.15%, 03/15/34(a)	400	372,096
5.38%, 03/15/44	375	325,875
7.13%, 05/01/20	250	259,820
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	200	172,432

		1,843,226

Commercial Services — 1.3%
ADT Security Corp. (The)
3.50%, 07/15/22	512	493,163
4.13%, 06/15/23	342	329,579

		822,742

Computers — 3.7%
Dell Inc.
4.63%, 04/01/21	150	151,746
5.40%, 09/10/40	125	104,079
6.50%, 04/15/38	175	164,477
7.10%, 04/15/28(a)	150	159,111

Security	Par (000)	Value

Computers (continued)
EMC Corp.
2.65%, 06/01/20	$850	$835,100
3.38%, 06/01/23 (Call 03/01/23)	416	393,806
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)(a)	225	229,091
Series 1, 5.95%, 12/01/40 (Call 06/01/40)	125	117,951
Leidos Inc.
5.50%, 07/01/33(a)	100	83,500
7.13%, 07/01/32(a)	135	137,736

		2,376,597

Cosmetics & Personal Care — 1.9%
Avon Products Inc.
6.60%, 03/15/20	225	226,346
7.00%, 03/15/23	250	227,232
8.95%, 03/15/43	150	124,227
Edgewell Personal Care Co.
4.70%, 05/19/21	345	348,881
4.70%, 05/24/22(a)	265	265,355

		1,192,041

Diversified Financial Services — 3.8%
Ally Financial Inc., 8.00%, 11/01/31	300	360,018
HSBC Finance Corp., 6.68%, 01/15/21(a)	100	104,352
Navient Corp.
5.50%, 01/25/23	450	434,443
5.63%, 08/01/33	345	263,063
7.25%, 01/25/22	375	389,310
8.00%, 03/25/20	825	859,163

		2,410,349

Electric — 0.3%
Lea Power Partners LLC, 6.60%, 06/15/33(b)	107	108,354
Panoche Energy Center LLC, 6.89%, 07/31/29(b)	107	95,399

		203,753

Electronics — 0.7%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	150	146,972
5.45%, 12/15/24 (Call 09/15/24)	300	292,440

		439,412

Engineering & Construction — 0.2%
AECOM Global II LLC/URS Fox US LP, 5.00%, 04/01/22 (Call 01/01/22)	150	150,078

Food — 1.6%
New Albertsons LP
7.45%, 08/01/29	325	284,960
7.75%, 06/15/26	75	68,236
8.00%, 05/01/31	225	202,039
8.70%, 05/01/30	100	92,552
Safeway Inc., 7.25%, 02/01/31	136	123,168
Tesco PLC, 6.15%, 11/15/37(b)	275	285,948

		1,056,903

Forest Products & Paper — 0.3%
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	175	200,375

Health Care - Services — 1.4%
HCA Inc.
7.05%, 12/01/27	50	52,894
7.50%, 11/15/95(a)	100	99,579
7.69%, 06/15/25(a)	255	281,293
8.36%, 04/15/24	70	80,717

260

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Magellan Health Inc., 4.40%, 09/22/24 (Call 07/22/24)	$225	$211,473
Tenet Healthcare Corp., 6.88%, 11/15/31(a)	195	172,979

		898,935

Home Builders — 1.4%
MDC Holdings Inc.
5.50%, 01/15/24 (Call 10/15/23)(a)	130	129,821
6.00%, 01/15/43 (Call 10/15/42)	285	238,710
PulteGroup Inc.
6.00%, 02/15/35	198	174,224
6.38%, 05/15/33	191	177,812
7.88%, 06/15/32(a)	160	170,270

		890,837

Insurance — 2.8%
Genworth Holdings Inc.
6.50%, 06/15/34	160	133,024
7.20%, 02/15/21	200	200,470
7.63%, 09/24/21	375	377,715
7.70%, 06/15/20	255	260,074
Liberty Mutual Group Inc., 7.80%, 03/15/37(b)	385	434,488
MBIA Inc.
5.70%, 12/01/34	75	51,604
6.40%, 08/15/22 (Call 03/25/19)	200	193,262
Provident Financing Trust I, 7.41%, 03/15/38(a)	115	119,133

		1,769,770

Internet — 0.9%
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	230	226,647
4.20%, 09/15/20	375	377,891

		604,538

Iron & Steel — 2.0%
Allegheny Ludlum LLC, 6.95%, 12/15/25(a)	75	76,132
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	250	253,372
7.88%, 08/15/23 (Call 05/15/23)(a)	305	325,481
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(a)	200	194,244
5.20%, 07/15/21 (Call 04/15/21)	185	187,364
Cleveland-Cliffs Inc., 6.25%, 10/01/40	155	127,460
U.S. Steel Corp., 6.65%, 06/01/37	175	146,275

		1,310,328

Lodging — 1.9%
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	200	189,156
4.25%, 03/01/22 (Call 12/01/21)	300	299,862
5.40%, 04/01/24 (Call 02/01/24)	228	220,528
5.63%, 03/01/21	125	127,855
5.75%, 04/01/27 (Call 01/01/27)	175	167,339
6.35%, 10/01/25 (Call 07/01/25)	225	224,455

		1,229,195

Manufacturing — 0.4%
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	250	231,493

Media — 1.4%
Belo Corp.
7.25%, 09/15/27	135	140,327
7.75%, 06/01/27(a)	100	106,500
Liberty Interactive LLC
8.25%, 02/01/30	310	313,686
8.50%, 07/15/29(a)	125	126,930

Security	Par (000)	Value

Media (continued)
Virgin Media Secured Finance PLC, 5.25%, 01/15/21	$200	$201,690

		889,133

Mining — 5.5%
Freeport-McMoRan Inc.
3.10%, 03/15/20	350	347,127
3.55%, 03/01/22 (Call 12/01/21)	560	543,166
3.88%, 03/15/23 (Call 12/15/22)	430	410,379
4.00%, 11/14/21	100	99,254
4.55%, 11/14/24 (Call 08/14/24)	175	167,755
5.40%, 11/14/34 (Call 05/14/34)	150	133,065
5.45%, 03/15/43 (Call 09/15/42)	450	387,184
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	270	249,572
5.40%, 02/01/43 (Call 08/01/42)	125	118,718
6.00%, 08/15/40 (Call 02/15/40)	250	253,673
6.13%, 10/01/35	350	365,697
6.25%, 07/15/41 (Call 01/15/41)	450	469,035

		3,544,625

Office & Business Equipment — 4.8%
Lexmark International Inc., 7.13%, 03/15/20	150	125,058
Pitney Bowes Inc.
3.88%, 09/15/20	187	184,102
3.88%, 10/01/21 (Call 09/01/21)	450	440,122
4.38%, 05/15/22 (Call 04/15/22)	200	187,326
4.63%, 03/15/24 (Call 12/15/23)(a)	225	203,139
4.70%, 04/01/23 (Call 03/01/23)	200	184,300
Xerox Corp.
2.75%, 09/01/20	150	146,030
2.80%, 05/15/20	150	147,237
3.50%, 08/20/20	150	148,041
3.63%, 03/15/23 (Call 02/15/23)	600	570,600
3.80%, 05/15/24	125	111,736
4.50%, 05/15/21	450	451,174
6.75%, 12/15/39	200	177,532

		3,076,397

Oil & Gas — 11.3%
Canadian Oil Sands Ltd.
4.50%, 04/01/22(b)	225	229,050
6.00%, 04/01/42(b)	75	75,609
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)	142	119,638
4.88%, 11/01/43 (Call 05/01/43)	400	253,404
5.70%, 10/15/39	275	188,383
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	325	241,205
5.20%, 03/15/25 (Call 12/15/24)	375	279,225
5.75%, 10/01/44 (Call 04/01/44)	525	343,933
Global Marine Inc., 7.00%, 06/01/28(a)	175	153,510
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	250	245,130
4.45%, 12/01/22 (Call 09/01/22)	275	269,827
5.88%, 12/01/42 (Call 06/01/42)	200	162,110
7.05%, 05/01/29	125	127,966
Nabors Industries Inc.
4.63%, 09/15/21	330	314,638
5.00%, 09/15/20(a)	325	321,756
5.10%, 09/15/23 (Call 06/15/23)	250	217,227
5.50%, 01/15/23 (Call 11/15/22)(a)	275	250,561

261

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Noble Holding International Ltd.
5.25%, 03/15/42	$275	$162,706
6.05%, 03/01/41	250	153,955
6.20%, 08/01/40	225	139,527
7.95%, 04/01/25 (Call 01/01/25)(a)	205	165,216
8.95%, 04/01/45 (Call 10/01/44)	200	158,372
Pride International LLC, 7.88%, 08/15/40	150	118,506
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	275	220,253
4.88%, 06/01/22 (Call 03/01/22)	300	265,824
5.40%, 12/01/42 (Call 06/01/42)	195	122,850
5.85%, 01/15/44 (Call 07/15/43)	225	147,085
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	150	144,233
6.20%, 01/23/25 (Call 10/23/24)	495	481,769
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(a)	200	192,186
6.80%, 03/15/38	555	417,443
7.50%, 04/15/31	325	267,735
8.38%, 12/15/21	150	155,630
9.35%, 12/15/41	125	118,398

		7,224,860

Oil & Gas Services — 2.6%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	300	255,600
SESI LLC, 7.13%, 12/15/21 (Call 12/15/19)	415	368,877
Weatherford International LLC, 6.80%, 06/15/37	143	82,322
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(a)	315	200,025
5.13%, 09/15/20(a)	200	153,548
5.95%, 04/15/42 (Call 10/17/41)	175	99,276
6.50%, 08/01/36	325	185,955
6.75%, 09/15/40(a)	235	134,265
7.00%, 03/15/38	200	114,980
9.88%, 03/01/39	125	75,788

		1,670,636

Packaging & Containers — 1.1%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	175	190,971
Pactiv LLC
7.95%, 12/15/25	160	157,208
8.38%, 04/15/27	110	109,710
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	250	253,042

		710,931

Pharmaceuticals — 0.4%
Owens & Minor Inc.
3.88%, 09/15/21	150	130,010
4.38%, 12/15/24 (Call 09/15/24)(a)	175	133,663

		263,673

Pipelines — 6.5%
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	250	244,690
4.75%, 09/30/21 (Call 06/30/21)(b)	280	281,985
4.95%, 04/01/22 (Call 01/01/22)	150	151,551
5.35%, 03/15/20(b)	250	253,922
5.60%, 04/01/44 (Call 10/01/43)	230	207,310
6.45%, 11/03/36(b)	150	151,229
6.75%, 09/15/37(b)	250	256,315
8.13%, 08/16/30	150	172,497

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	$350	$327,768
4.40%, 04/01/24 (Call 01/01/24)	300	287,415
4.85%, 07/15/26 (Call 04/15/26)	300	282,339
5.05%, 04/01/45 (Call 10/01/44)	275	221,996
5.45%, 06/01/47 (Call 12/01/46)	250	213,855
5.60%, 04/01/44 (Call 10/01/43)	175	149,200
IFM U.S. Colonial Pipeline 2 LLC, 6.45%, 05/01/21 (Call 02/01/21)(b)	200	207,898
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	285	339,501
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	137	133,837
4.80%, 09/01/20	250	251,565

		4,134,873

Real Estate Investment Trusts — 1.4%
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)(a)	150	115,643
5.25%, 12/01/23 (Call 09/01/23)(a)	250	210,007
5.95%, 12/15/26 (Call 09/15/26)(a)	350	282,324
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	150	129,509
4.50%, 04/18/22 (Call 01/18/22)	150	137,418

		874,901

Retail — 5.4%
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	150	132,987
4.92%, 08/01/34 (Call 02/01/34)	175	129,729
5.17%, 08/01/44 (Call 02/01/44)	475	352,094
Brinker International Inc.
3.88%, 05/15/23	168	158,429
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	175	167,115
Gap Inc. (The), 5.95%, 04/12/21 (Call 01/12/21)	725	751,426
JC Penney Corp. Inc.
6.38%, 10/15/36(a)	200	68,002
7.40%, 04/01/37	160	57,742
7.63%, 03/01/97	200	71,166
L Brands Inc.
6.95%, 03/01/33	175	141,085
7.60%, 07/15/37	175	137,998
Rite Aid Corp., 7.70%, 02/15/27	150	102,726
Signet UK Finance PLC, 4.70%, 06/15/24 (Call 03/15/24)(a)	250	213,453
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	300	296,862
3.88%, 11/01/20 (Call 08/01/20)	180	179,339
3.88%, 11/01/23 (Call 08/01/23)	250	243,220
5.35%, 11/01/43 (Call 05/01/43)	125	105,296
6.88%, 11/15/37	175	174,580

		3,483,249

Software — 1.0%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(a)	280	280,244
Dun & Bradstreet Corp. (The)
4.25%, 06/15/20 (Call 05/15/20)	231	233,596
4.63%, 12/01/22 (Call 09/01/22)(a)	125	130,311

		644,151

Telecommunications — 13.0%
CenturyLink Inc.
Series G, 6.88%, 01/15/28	150	136,331
Series P, 7.60%, 09/15/39	250	206,517
Series S, 6.45%, 06/15/21	325	331,032

262

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Fallen Angels USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Series T, 5.80%, 03/15/22	$375	$376,136
Series U, 7.65%, 03/15/42	195	161,550
Embarq Corp., 8.00%, 06/01/36	805	757,650
Frontier Communications Corp., 9.00%, 08/15/31	475	260,352
Frontier Florida LLC, Series E, 6.86%, 02/01/28	150	131,058
Frontier North Inc., Series G, 6.73%, 02/15/28(a)	125	109,093
Nokia of America Corp., 6.45%, 03/15/29	125	122,130
Nokia OYJ, 6.63%, 05/15/39	250	260,065
Qwest Capital Funding Inc.
6.88%, 07/15/28	110	91,500
7.75%, 02/15/31	225	189,697
Qwest Corp.
6.75%, 12/01/21	250	266,265
6.88%, 09/15/33 (Call 09/15/19)	225	211,844
7.13%, 11/15/43 (Call 11/15/19)	75	69,020
7.25%, 09/15/25	20	20,996
Sprint Capital Corp.
6.88%, 11/15/28	900	894,636
8.75%, 03/15/32	825	906,246
Sprint Communications Inc., 9.25%, 04/15/22	75	86,876
Telecom Italia Capital SA
6.00%, 09/30/34	538	467,925
6.38%, 11/15/33(a)	475	430,820
7.20%, 07/18/36(a)	522	507,468
7.72%, 06/04/38(a)	450	450,144
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	555	556,720
U.S. Cellular Corp., 6.70%, 12/15/33(a)	300	309,897

		8,311,968

Toys, Games & Hobbies — 1.3%
Mattel Inc.
2.35%, 08/15/21 (Call 07/15/21)	287	266,571
3.15%, 03/15/23 (Call 12/15/22)(a)	125	109,786
4.35%, 10/01/20	283	279,647
5.45%, 11/01/41 (Call 05/01/41)	125	93,423
6.20%, 10/01/40	125	97,070

		846,497

Security	Par/ Shares (000)	Value

Transportation — 0.3%
XPO CNW Inc., 6.70%, 05/01/34	$175	$160,578

Total Corporate Bonds & Notes — 97.4% (Cost: $65,894,394)		62,395,817

Short-Term Investments

Money Market Funds — 13.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	7,898	7,900,660
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(f)(g)	648	648,393

		8,549,053

Total Short-Term Investments — 13.3% (Cost: $8,547,102)		8,549,053

Total Investments in Securities — 110.7% (Cost: $74,441,496)		70,944,870

Other Assets, Less Liabilities — (10.7)%		(6,868,604)

Net Assets — 100.0%		$64,076,266

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,771	(1,873)	7,898	$7,900,660	$19,871	(a)	$(335)	$796
BlackRock Cash Funds: Treasury, SL Agency Shares	663	(15)	648	648,393	3,041		—	—

				$8,549,053	$22,912		$(335)	$796

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

263

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Fallen Angels USD Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$62,395,817	$—	$62,395,817
Money Market Funds	8,549,053	—	—	8,549,053

	$8,549,053	$62,395,817	$—	$70,944,870

264

Schedule of Investments (unaudited) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
General Dynamics Corp.
2.91%, 05/11/20, (3 mo. LIBOR US + 0.290%)(a)(b)	$12,990	$13,006,757
3.00%, 05/11/21, (3 mo. LIBOR US + 0.380%)(b)	15,570	15,584,792
Spirit AeroSystems Inc., 3.59%, 06/15/21 (Call 05/31/19), (3 mo. LIBOR US + 0.800%)(a)(b)	13,980	13,889,689
United Technologies Corp.
2.89%, 11/01/19, (3 mo. LIBOR US + 0.350%)(b)	21,175	21,198,716
3.28%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.650%)(a)(b)	8,595	8,593,453

		72,273,407

Agriculture — 0.3%
BAT Capital Corp.
3.20%, 08/14/20, (3 mo. LIBOR US + 0.59%)(b)	9,629	9,584,225
3.50%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.88%)(b)	16,625	16,297,488
Philip Morris International Inc., 3.07%, 02/21/20, (3 mo. LIBOR US + 0.420%)(a)(b)	7,291	7,300,405

		33,182,118

Auto Manufacturers — 7.6%
American Honda Finance Corp.
2.77%, 11/13/19, (3 mo. LIBOR US + 0.150%)(b)	2,560	2,558,208
2.83%, 02/12/21, (3 mo. LIBOR US + 0.210%)(b)	5,006	4,980,069
2.93%, 11/05/21, (3 mo. LIBOR US + 0.350%)(b)	22,165	22,026,690
2.95%, 02/14/20, (3 mo. LIBOR US + 0.340%)(b)	24,231	24,247,962
3.03%, 07/20/20, (3 mo. LIBOR US + 0.270%)(a)(b)	10,200	10,200,918
3.05%, 06/16/20, (3 mo. LIBOR US + 0.260%)(b)	3,915	3,913,434
3.06%, 12/10/21, (3 mo. LIBOR US + 0.290%)(b)	18,655	18,505,387
3.10%, 11/16/22, (3 mo. LIBOR US + 0.470%)(b)	4,155	4,116,732
3.26%, 01/08/21, (3 mo. LIBOR US + 0.47%)(b)	2,585	2,591,282
3.50%, 02/22/19, (3 mo. LIBOR US + 0.825%)(b)	5,389	5,391,209
BMW U.S. Capital LLC
2.98%, 08/14/20, (3 mo. LIBOR US + 0.37%)(b)(c)	1,718	1,712,674
3.12%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	23,647	23,529,474
3.21%, 04/12/21, (3 mo. LIBOR US + 0.410%)(b)(c)	16,507	16,429,252
Daimler Finance North America LLC
2.97%, 05/04/20, (3 mo. LIBOR US + 0.390%)(a)(b)(c)	6,685	6,655,987
3.05%, 02/12/21, (3 mo. LIBOR US + 0.430%)(b)(c)	7,230	7,164,496
3.11%, 05/05/20, (3 mo. LIBOR US + 0.530%)(a)(b)(c)	16,515	16,469,088
3.13%, 02/22/21, (3 mo. LIBOR US + 0.450%)(b)(c)	40,240	39,870,194
3.13%, 05/04/21, (3 mo. LIBOR US + 0.550%)(b)(c)	20,380	20,217,775
3.25%, 11/05/21, (3 mo. LIBOR US + 0.670%)(b)(c)	2,530	2,520,740
3.37%, 10/30/19, (3 mo. LIBOR US + 0.620%)(b)(c)	3,947	3,949,052
3.42%, 05/04/23, (3 mo. LIBOR US + 0.840%)(a)(b)(c)	13,760	13,599,696
3.43%, 01/06/20, (3 mo. LIBOR US + 0.630%)(a)(b)(c)	5,026	5,024,693
Ford Motor Credit Co. LLC
2.99%, 11/02/20, (3 mo. LIBOR US + 0.430%)(b)	5,500	5,357,770
3.45%, 08/12/19, (3 mo. LIBOR US + 0.830%)(b)	11,140	11,113,264
3.51%, 11/04/19, (3 mo. LIBOR US + 0.930%)(b)	9,660	9,622,712
3.57%, 06/12/20, (3 mo. LIBOR US + 0.790%)(b)	16,250	16,017,788
3.61%, 04/05/21, (3 mo. LIBOR US + 0.810%)(b)	7,443	7,200,656
3.66%, 08/03/22, (3 mo. LIBOR US + 1.080%)(a)(b)	17,337	16,260,026
3.68%, 10/12/21, (3 mo. LIBOR US + 0.880%)(b)	5,270	5,038,594
3.80%, 01/09/20, (3 mo. LIBOR US + 1.000%)(a)(b)	13,755	13,689,389
3.85%, 02/15/23, (3 mo. LIBOR US + 1.235%)(b)	20,230	18,665,816
4.08%, 03/28/22, (3 mo. LIBOR US + 1.270%)(b)	9,055	8,609,222
5.35%, 01/07/21, (3 mo. LIBOR US + 2.550%)(b)	5,020	5,047,861

Security	Par (000)	Value

Auto Manufacturers (continued)
5.94%, 01/07/22, (3 mo. LIBOR US + 3.140%)(b)	$5,020	$5,076,626
Series 1, 3.61%, 03/12/19, (3 mo. LIBOR US + 0.830%)(a)(b)	21,690	21,683,493
General Motors Co.
3.39%, 08/07/20, (3 mo. LIBOR US + 0.800%)(a)(b)	18,461	18,302,789
3.67%, 09/10/21, (3 mo. LIBOR US + 0.900%)(b)	4,675	4,577,386
General Motors Financial Co. Inc.
3.13%, 11/06/20, (3 mo. LIBOR US + 0.540%)(a)(b)	8,090	7,964,929
3.65%, 04/09/21, (3 mo. LIBOR US + 0.850%)(b)	19,940	19,671,807
3.69%, 11/06/21, (3 mo. LIBOR US + 1.100%)(b)	345	338,135
3.73%, 04/13/20, (3 mo. LIBOR US + 0.930%)(a)(b)	20,011	19,976,181
3.79%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(b)	10,722	10,159,953
4.05%, 05/09/19, (3 mo. LIBOR US + 1.450%)(b)	8,965	8,981,316
4.06%, 10/04/19, (3 mo. LIBOR US + 1.270%)(a)(b)	2,000	2,002,680
4.11%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)(b)	18,439	18,019,144
4.35%, 01/14/22, (3 mo. LIBOR US + 1.550%)(b)	16,999	16,800,962
Harley-Davidson Financial Services Inc.
3.15%, 05/21/20, (3 mo. LIBOR US + 0.500%)(b)(c)	780	780,055
3.65%, 03/02/21, (3 mo. LIBOR US + 0.940%)(b)(c)	12,875	12,833,929
Hyundai Capital America, 3.74%, 07/08/21, (3 mo. LIBOR US + 0.940%)(b)(c)	17,000	16,945,940
Nissan Motor Acceptance Corp.
3.19%, 07/13/20, (3 mo. LIBOR US + 0.390%)(b)(c)	10,385	10,324,352
3.20%, 09/28/20, (3 mo. LIBOR US + 0.390%)(b)(c)	3,710	3,681,841
3.30%, 09/13/19, (3 mo. LIBOR US + 0.520%)(a)(b)(c)	7,680	7,674,317
3.42%, 09/21/21, (3 mo. LIBOR US + 0.630%)(b)(c)	10,480	10,335,900
3.45%, 07/13/22, (3 mo. LIBOR US + 0.650%)(b)(c)	13,165	12,797,697
3.50%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(b)(c)	13,908	13,540,968
3.69%, 01/13/22, (3 mo. LIBOR US + 0.890%)(b)(c)	11,327	11,197,193
3.78%, 03/08/19, (3 mo. LIBOR US + 1.010%)(b)(c)	4,635	4,638,105
Toyota Motor Credit Corp.
2.75%, 11/14/19, (3 mo. LIBOR US + 0.140%)(a)(b)	4,085	4,083,856
2.88%, 01/10/20, (3 mo. LIBOR US + 0.100%)(b)	5,870	5,868,767
2.97%, 09/18/20, (3 mo. LIBOR US + 0.170%)(a)(b)	18,680	18,678,506
3.03%, 04/17/20, (3 mo. LIBOR US + 0.260%)(a)(b)	16,721	16,738,223
3.04%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	740	737,218
3.08%, 04/13/21, (3 mo. LIBOR US + 0.280%)(b)	20,558	20,535,386
3.15%, 03/12/20, (3 mo. LIBOR US + 0.370%)(a)(b)	14,756	14,791,857
3.19%, 01/11/23, (3 mo. LIBOR US + 0.390%)(b)	5,000	4,954,000
3.22%, 10/18/19, (3 mo. LIBOR US + 0.440%)(b)	13,640	13,674,509
3.25%, 09/08/22, (3 mo. LIBOR US + 0.480%)(b)	21,846	21,804,930
3.34%, 01/08/21, (3 mo. LIBOR US + 0.540%)(b)	10,020	10,045,250
3.46%, 02/19/19, (3 mo. LIBOR US + 0.820%)(b)	13,756	13,761,502
3.49%, 01/11/22, (3 mo. LIBOR US + 0.690%)(a)(b)	18,736	18,832,490
Volkswagen Group of America Finance LLC
3.39%, 11/13/20, (3 mo. LIBOR US + 0.770%)(b)(c)	830	829,162
3.56%, 11/12/21, (3 mo. LIBOR US + 0.940%)(b)(c)	23,240	23,204,908

		819,144,372

Banks — 51.5%
ABN AMRO Bank NV
3.17%, 01/19/21, (3 mo. LIBOR US + 0.410%)(b)(c)	21,010	20,956,425
3.26%, 08/27/21, (3 mo. LIBOR US + 0.570%)(b)(c)	25,624	25,581,208
ANZ New Zealand Int’l Ltd./London, 3.77%, 01/25/22, (3 mo. LIBOR US + 1.000%)(b)(c)	1,010	1,017,494
ASB Bank Ltd., 3.75%, 06/14/23, (3 mo. LIBOR US + 0.970%)(b)(c)	18,740	18,757,053
Australia & New Zealand Banking Group Ltd.
2.92%, 11/09/20, (3 mo. LIBOR US + 0.320%)(b)(c)	10,295	10,289,955
3.10%, 05/17/21, (3 mo. LIBOR US + 0.460%)(b)(c)	14,995	14,985,253
3.14%, 08/19/20, (3 mo. LIBOR US + 0.500%)(b)(c)	18,370	18,426,580

265

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.18%, 11/09/22, (3 mo. LIBOR US + 0.580%)(b)(c)	$4,250	$4,230,663
3.35%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	13,580	13,611,913
3.48%, 09/23/19, (3 mo. LIBOR US + 0.660%)(b)(c)	14,450	14,497,685
3.55%, 11/23/21, (3 mo. LIBOR US + 0.870%)(b)(c)	8,460	8,529,626
3.73%, 06/01/21, (3 mo. LIBOR US + 0.990%)(a)(b)(c)	10,485	10,596,036
Banco Santander SA
3.77%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)(b)	11,210	11,020,887
3.92%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	11,840	11,724,915
4.36%, 04/11/22, (3 mo. LIBOR US + 1.560%)(b)	15,499	15,566,550
Bank of America Corp.
3.15%, 01/23/22 (Call 01/23/21), (3 mo. LIBOR US + 0.380%)(a)(b)	17,420	17,318,790
3.42%, 07/21/21 (Call 07/21/20), (3 mo. LIBOR US + 0.660%)(a)(b)	19,137	19,199,004
3.45%, 10/01/21 (Call 10/01/20), (3 mo. LIBOR US + 0.650%)(a)(b)	20,047	20,100,926
3.47%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(b)	24,274	24,271,330
3.54%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.790%)(b)	7,000	6,923,910
3.67%, 04/01/19, (3 mo. LIBOR US + 0.870%)(b)	17,879	17,901,349
3.78%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(b)	26,224	26,273,563
3.92%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)(b)	22,947	23,120,709
3.94%, 10/21/22 (Call 10/21/21), (3 mo. LIBOR US + 1.180%)(a)(b)	9,287	9,376,341
4.18%, 04/19/21, (3 mo. LIBOR US + 1.420%)(a)(b)	21,455	21,930,443
Bank of America N.A., 2.96%, 08/28/20 (Call 08/28/19), (3 mo. LIBOR US + 0.250%)(a)(b)	30,995	30,991,281
Bank of Montreal
3.02%, 09/11/19, (3 mo. LIBOR US + 0.250%)(b)	6,562	6,566,134
3.14%, 07/13/20, (3 mo. LIBOR US + 0.340%)(b)	6,880	6,889,838
3.23%, 06/15/20, (3 mo. LIBOR US + 0.440%)(a)(b)	25,138	25,208,135
3.38%, 12/12/19, (3 mo. LIBOR US + 0.600%)(b)	6,230	6,254,484
3.40%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	7,293	7,281,258
3.43%, 07/18/19, (3 mo. LIBOR US + 0.650%)(a)(b)	18,050	18,097,652
3.48%, 08/27/21, (3 mo. LIBOR US + 0.790%)(b)	13,009	13,125,300
Series D, 3.26%, 04/13/21, (3 mo. LIBOR US + 0.460%)(a)(b)	19,234	19,262,659
Bank of New York Mellon (The), 3.04%, 12/04/20 (Call 12/04/19), (3 mo. LIBOR US + 0.30%)(b)	20,100	20,107,638
Bank of New York Mellon Corp. (The)
3.25%, 09/11/19, (3 mo. LIBOR US + 0.480%)(a)(b)	8,840	8,857,326
3.51%, 08/17/20, (3 mo. LIBOR US + 0.870%)(a)(b)	9,285	9,368,101
3.80%, 10/30/23 (Call 10/30/22), (3 mo. LIBOR US + 1.050%)(a)(b)	1,735	1,748,516
Bank of Nova Scotia (The)
3.09%, 01/08/21, (3 mo. LIBOR US + 0.290%)(b)	13,933	13,909,314
3.19%, 07/14/20, (3 mo. LIBOR US + 0.390%)(b)	10,525	10,539,525
3.20%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)(b)	16,120	16,120,645
3.37%, 12/05/19, (3 mo. LIBOR US + 0.620%)(b)	14,182	14,235,608
3.41%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	15,799	15,808,795
3.42%, 09/19/22, (3 mo. LIBOR US + 0.620%)(b)	7,556	7,545,951
Banque Federative du Credit Mutuel SA
3.25%, 07/20/20, (3 mo. LIBOR US + 0.490%)(b)(c)	5,285	5,286,638
3.49%, 07/20/22, (3 mo. LIBOR US + 0.730%)(b)(c)	8,230	8,210,824
3.72%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(b)(c)	11,815	11,797,159

Security	Par (000)	Value

Banks (continued)
Barclays Bank PLC
3.14%, 08/07/19, (3 mo. LIBOR US + 0.550%)(b)	$5,200	$5,201,092
3.24%, 08/07/20, (3 mo. LIBOR US + 0.650%)(b)	9,615	9,600,193
3.26%, 01/11/21 (Call 12/11/20), (3 mo. LIBOR US + 0.460%)(a)(b)	23,083	22,861,634
Barclays PLC
4.01%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.380%)(a)(b)	10,500	10,189,935
4.05%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(b)	15,840	15,486,768
4.41%, 01/10/23 (Call 01/10/22), (3 mo. LIBOR US + 1.625%)(b)	15,620	15,455,053
4.73%, 08/10/21, (3 mo. LIBOR US + 2.110%)(a)(b)	25,611	26,018,215
BB&T Corp.
2.96%, 02/01/21 (Call 01/01/21), (3 mo. LIBOR US + 0.220%)(a)(b)	13,567	13,494,824
3.36%, 06/15/20, (3 mo. LIBOR US + 0.570%)(b)	20,810	20,857,239
3.45%, 04/01/22 (Call 03/01/22), (3 mo. LIBOR US + 0.650%)(b)	1,010	1,012,778
BNG Bank NV
2.84%, 03/11/22, (3 mo. LIBOR US + 0.070%)(b)(c)	7,000	7,004,270
2.90%, 07/14/20, (3 mo. LIBOR US + 0.100%)(a)(b)(c)	46,875	46,942,969
BPCE SA
3.59%, 05/31/22, (3 mo. LIBOR US + 0.880%)(b)	1,290	1,284,156
3.90%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(b)(c)	26,177	26,190,350
4.02%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	16,180	16,037,292
Branch Banking & Trust Co.
2.96%, 06/01/20 (Call 05/01/20), (3 mo. LIBOR US + 0.220%)(b)	11,305	11,289,964
3.24%, 01/15/20 (Call 12/14/19), (3 mo. LIBOR US + 0.450%)(a)(b)	14,887	14,910,819
Canadian Imperial Bank of Commerce
2.87%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)(b)	13,375	13,334,741
3.11%, 10/05/20, (3 mo. LIBOR US + 0.310%)(b)	12,011	12,006,316
3.26%, 09/06/19, (3 mo. LIBOR US + 0.520%)(a)(b)	12,140	12,169,986
3.44%, 09/13/23, (3 mo. LIBOR US + 0.660%)(b)	2,385	2,375,365
3.51%, 06/16/22, (3 mo. LIBOR US + 0.720%)(b)	23,096	23,134,801
Capital One N.A.
3.41%, 08/08/22 (Call 07/08/22), (3 mo. LIBOR US + 0.820%)(b)	7,860	7,769,453
3.54%, 09/13/19 (Call 08/13/19), (3 mo. LIBOR US + 0.765%)(a)(b)	13,730	13,759,931
3.90%, 01/30/23 (Call 01/30/22), (3 mo. LIBOR US + 1.150%)(a)(b)	6,675	6,652,572
Citibank N.A.
2.86%, 05/01/20 (Call 04/01/20), (3 mo. LIBOR US + 0.320%)(a)(b)	33,307	33,303,669
2.97%, 02/12/21 (Call 01/12/21), (3 mo. LIBOR US + 0.350%)(b)	30,050	30,026,561
3.06%, 09/18/19, (3 mo. LIBOR US + 0.260%)(b)	9,640	9,652,146
3.06%, 10/20/20, (3 mo. LIBOR US + 0.300%)(a)(b)	13,935	13,922,877
3.13%, 03/20/19, (3 mo. LIBOR US + 0.340%)(a)(b)	19,070	19,078,391
3.28%, 06/12/20, (3 mo. LIBOR US + 0.500%)(b)	14,735	14,780,973
3.34%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(b)	18,380	18,438,081
Citigroup Inc.
3.75%, 08/02/21, (3 mo. LIBOR US + 1.190%)(a)(b)	25,057	25,406,796
3.45%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(a)(b)	21,969	21,809,066
3.57%, 04/08/19, (3 mo. LIBOR US + 0.770%)(b)	1,850	1,852,387

266

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.57%, 01/10/20 (Call 12/10/19), (3 mo. LIBOR US + 0.790%)(a)(b)	$28,009	$28,129,159
3.70%, 06/07/19, (3 mo. LIBOR US + 0.930%)(b)	32,190	32,275,625
3.73%, 04/25/22 (Call 03/25/22),
(3 mo. LIBOR US + 0.960%)(a)(b)	31,858	31,956,441
3.73%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(a)(b)	13,265	13,226,134
3.76%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(b)	10,000	9,961,300
3.84%, 12/08/21 (Call 11/08/21),
(3 mo. LIBOR US + 1.070%)(a)(b)	24,584	24,849,261
4.07%, 10/26/20, (3 mo. LIBOR US + 1.310%)(a)(b)	10,565	10,718,298
4.17%, 09/01/23 (Call 09/01/22),
(3 mo. LIBOR US + 1.430%)(a)(b)	14,510	14,702,112
4.18%, 03/30/21, (3 mo. LIBOR US + 1.380%)(a)(b)	22,882	23,289,071
Citizens Bank N.A./Providence RI
3.28%, 03/02/20 (Call 02/03/20),
(3 mo. LIBOR US + 0.540%)(b)	11,715	11,716,289
3.50%, 05/26/22, (3 mo. LIBOR US + 0.810%)(b)	4,040	3,983,682
Commonwealth Bank of Australia
3.20%, 09/18/20, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	2,510	2,512,887
3.22%, 03/10/20, (3 mo. LIBOR US + 0.450%)(a)(b)(c)	16,010	16,043,141
3.23%, 11/07/19, (3 mo. LIBOR US + 0.640%)(b)(c)	15,410	15,455,460
3.47%, 03/10/22, (3 mo. LIBOR US + 0.700%)(b)(c)	8,850	8,868,762
3.48%, 09/18/22, (3 mo. LIBOR US + 0.680%)(b)(c)	11,805	11,809,132
3.49%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	18,515	18,489,820
3.57%, 09/06/21, (3 mo. LIBOR US + 0.830%)(b)(c)	19,958	20,114,670
3.85%, 03/15/19, (3 mo. LIBOR US + 1.060%)(b)(c)	10,335	10,347,609
Compass Bank, 3.50%, 06/11/21 (Call 05/11/21), (3 mo. LIBOR US + 0.730%)(b)	20,580	20,383,667
Cooperatieve Rabobank UA, 3.68%, 09/26/23, (3 mo. LIBOR US + 0.860%)(b)(c)	1,750	1,733,690
Cooperatieve Rabobank UA/NY
3.11%, 08/09/19, (3 mo. LIBOR US + 0.510%)(a)(b)	15,480	15,503,375
3.19%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)(b)	11,190	11,197,162
3.26%, 01/10/23, (3 mo. LIBOR US + 0.480%)(b)	10,130	10,023,635
3.61%, 01/10/22, (3 mo. LIBOR US + 0.830%)(b)	11,700	11,764,350
Credit Agricole SA/London
3.59%, 04/15/19, (3 mo. LIBOR US + 0.800%)(a)(b)(c)	24,330	24,362,602
3.74%, 06/10/20, (3 mo. LIBOR US + 0.970%)(b)(c)	5,495	5,534,234
3.80%, 04/24/23, (3 mo. LIBOR US + 1.020%)(a)(b)(c)	15,015	14,811,096
3.98%, 07/01/21, (3 mo. LIBOR US + 1.180%)(b)(c)	1,720	1,739,212
4.21%, 01/10/22, (3 mo. LIBOR US + 1.430%)(b)(c)	14,180	14,281,671
Credit Suisse Group AG
3.98%, 12/14/23 (Call 12/14/22),
(3 mo. LIBOR US + 1.200%)(b)(c)	5,040	4,990,759
4.02%, 06/12/24 (Call 06/12/23),
(3 mo. LIBOR US + 1.240%)(a)(b)(c)	10,590	10,485,159
Credit Suisse Group Funding Guernsey Ltd., 5.07%, 04/16/21, (3 mo. LIBOR US + 2.290%)(a)(b)	14,200	14,624,580
Danske Bank A/S
3.25%, 03/02/20, (3 mo. LIBOR US + 0.510%)(b)(c)	9,420	9,336,350
3.32%, 09/06/19, (3 mo. LIBOR US + 0.580%)(b)(c)	12,460	12,448,038
3.84%, 09/12/23, (3 mo. LIBOR US + 1.060%)(a)(b)(c)	5,230	4,951,346
DBS Group Holdings Ltd.
3.26%, 06/08/20, (3 mo. LIBOR US + 0.490%)(b)(c)	19,250	19,273,870
3.28%, 07/16/19, (3 mo. LIBOR US + 0.500%)(a)(b)(c)	4,625	4,630,273
3.39%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(b)(c)	2,520	2,528,366

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG
3.95%, 08/20/20, (3 mo. LIBOR US + 1.310%)(b)	$6,225	$6,119,237
4.53%, 05/10/19, (3 mo. LIBOR US + 1.910%)(b)	23,362	23,386,764
Deutsche Bank AG/New York NY
3.58%, 01/22/21, (3 mo. LIBOR US + 0.815%)(b)	15,930	15,457,994
3.77%, 07/13/20, (3 mo. LIBOR US + 0.970%)(b)	15,215	14,947,672
3.77%, 02/04/21, (3 mo. LIBOR US + 1.290%)(a)(b)	9,820	9,646,186
3.82%, 11/16/22, (3 mo. LIBOR US + 1.190%)(b)	16,383	15,444,254
3.92%, 02/27/23, (3 mo. LIBOR US + 1.230%)(b)	14,405	13,550,351
Dexia Credit Local SA
3.06%, 09/04/20, (3 mo. LIBOR US + 0.320%)(b)(c)	2,000	2,006,320
3.12%, 02/15/19, (3 mo. LIBOR US + 0.500%)(b)(c)	1,580	1,580,142
DNB Bank ASA, 3.17%, 10/02/20,
(3 mo. LIBOR US + 0.370%)(b)(c)	13,565	13,531,223
Fifth Third Bank/Cincinnati OH
3.00%, 10/30/20 (Call 09/30/20),
(3 mo. LIBOR US + 0.250%)(b)	7,780	7,743,979
3.20%, 07/26/21 (Call 06/26/21),
(3 mo. LIBOR US + 0.440%)(b)	10,270	10,229,125
Goldman Sachs Group Inc. (The)
3.43%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)(b)	61,879	61,155,634
3.52%, 10/31/22 (Call 10/31/21),
(3 mo. LIBOR US + 0.780%)(b)	38,030	37,693,054
3.55%, 12/27/20 (Call 12/27/19),
(3 mo. LIBOR US + 0.730%)(a)(b)	28,778	28,821,167
3.58%, 12/13/19, (3 mo. LIBOR US + 0.800%)(a)(b)	19,486	19,548,160
3.78%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	8,240	8,174,904
3.79%, 10/23/19, (3 mo. LIBOR US + 1.020%)(b)	13,504	13,565,848
3.79%, 11/15/21 (Call 11/15/20),
(3 mo. LIBOR US + 1.170%)(a)(b)	31,165	31,360,093
3.80%, 06/05/23 (Call 06/05/22),
(3 mo. LIBOR US + 1.050%)(a)(b)	4,525	4,499,660
3.81%, 04/25/19, (3 mo. LIBOR US + 1.040%)(b)	16,500	16,526,400
3.87%, 04/26/22 (Call 04/26/21),
(3 mo. LIBOR US + 1.110%)(b)	57,273	57,447,683
3.93%, 04/23/20 (Call 03/23/20),
(3 mo. LIBOR US + 1.160%)(a)(b)	30,478	30,684,336
3.99%, 09/15/20 (Call 08/15/20),
(3 mo. LIBOR US + 1.200%)(b)	24,399	24,622,251
4.13%, 04/23/21 (Call 03/23/21),
(3 mo. LIBOR US + 1.360%)(b)	21,220	21,489,282
4.31%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	22,550	22,884,642
4.46%, 02/25/21, (3 mo. LIBOR US + 1.770%)(a)(b)	15,575	15,943,037
HSBC Holdings PLC
3.24%, 05/18/21 (Call 05/18/20),
(3 mo. LIBOR US + 0.600%)(b)	35,425	35,350,253
3.43%, 09/11/21 (Call 09/11/20),
(3 mo. LIBOR US + 0.650%)(b)	30,815	30,787,575
3.64%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 1.000%)(a)(b)	4,115	4,080,146
4.30%, 01/05/22, (3 mo. LIBOR US + 1.500%)(a)(b)	34,290	35,008,033
4.35%, 05/25/21, (3 mo. LIBOR US + 1.660%)(a)(b)	30,965	31,610,311
5.01%, 03/08/21, (3 mo. LIBOR US + 2.240%)(a)(b)	25,237	26,042,313
HSBC USA Inc., 3.23%, 11/13/19,
(3 mo. LIBOR US + 0.610%)(b)	3,690	3,703,727
Huntington National Bank (The), 3.28%, 03/10/20, (3 mo. LIBOR US + 0.510%)(b)	960	961,546
Industrial & Commercial Bank of China Ltd./New York NY, 3.34%, 11/08/20, (3 mo. LIBOR US + 0.750%)(b)	2,005	2,005,241

267

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
ING Bank NV
3.49%, 10/01/19, (3 mo. LIBOR US + 0.690%)(a)(b)(c)	$17,690	$17,746,077
3.95%, 03/22/19, (3 mo. LIBOR US + 1.130%)(b)(c)	9,480	9,494,599
ING Groep NV
3.80%, 10/02/23, (3 mo. LIBOR US + 1.000%)(b)	14,276	14,078,991
3.95%, 03/29/22, (3 mo. LIBOR US + 1.150%)(b)	23,756	23,804,462
JPMorgan Chase & Co.
3.32%, 03/09/21 (Call 03/09/20),
(3 mo. LIBOR US + 0.550%)(a)(b)	41,109	41,172,308
3.41%, 06/18/22 (Call 05/18/22),
(3 mo. LIBOR US + 0.610%)(b)	37,376	37,195,474
3.42%, 06/01/21 (Call 06/01/20),
(3 mo. LIBOR US + 0.680%)(b)	26,443	26,489,804
3.50%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(a)(b)	10,000	9,851,700
3.66%, 03/22/19 (Call 02/22/19),
(3 mo. LIBOR US + 0.840%)(b)	19,465	19,476,290
3.67%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.900%)(b)	31,033	31,036,414
3.73%, 01/23/20, (3 mo. LIBOR US + 0.955%)(a)(b)	31,665	31,888,555
3.79%, 01/15/23 (Call 01/15/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	27,370	27,463,879
3.87%, 06/07/21 (Call 05/07/21),
(3 mo. LIBOR US + 1.100%)(b)	22,206	22,489,126
3.96%, 10/29/20 (Call 09/29/20),
(3 mo. LIBOR US + 1.205%)(a)(b)	20,195	20,461,978
4.01%, 10/24/23 (Call 10/24/22),
(3 mo. LIBOR US + 1.230%)(a)(b)	2,910	2,940,642
4.22%, 03/01/21 (Call 02/01/21),
(3 mo. LIBOR US + 1.480%)(a)(b)	16,323	16,655,989
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/01/20)(b)(d)	9,100	9,058,595
2.83%, 02/01/21 (Call 02/01/20),
(3 mo. LIBOR US + 0.290%)(a)(b)	36,832	36,821,687
2.87%, 02/13/20 (Call 02/13/19),
(3 mo. LIBOR US + 0.250%)(b)	12,875	12,874,614
2.97%, 09/01/20 (Call 09/01/19),
(3 mo. LIBOR US + 0.230%)(b)	7,225	7,224,711
3.10%, 04/26/21 (Call 04/26/20),
(3 mo. LIBOR US + 0.340%)(b)	22,750	22,728,387
3.41%, 09/23/19 (Call 08/23/19),
(3 mo. LIBOR US + 0.590%)(b)	12,630	12,661,070
KeyBank NA/Cleveland OH, 1.00%, 02/01/22, (3 mo. LIBOR US + 0.660%)(b)	10,000	10,013,000
Korea Development Bank (The)
3.14%, 02/27/20, (3 mo. LIBOR US + 0.450%)(b)	6,120	6,120,734
3.40%, 02/27/22, (3 mo. LIBOR US + 0.705%)(b)	13,605	13,600,510
3.48%, 09/19/20, (3 mo. LIBOR US + 0.675%)(b)	18,540	18,584,311
3.52%, 07/06/22, (3 mo. LIBOR US + 0.725%)(b)	5,655	5,658,845
Landwirtschaftliche Rentenbank
2.99%, 02/19/21, (3 mo. LIBOR US + 0.350%)(a)(b)(c)	14,620	14,723,802
2.99%, 06/03/21, (3 mo. LIBOR US + 0.250%)(b)(c)	20,090	20,204,915
Lloyds Bank PLC, 3.08%, 05/07/21,
(3 mo. LIBOR US + 0.490%)(a)(b)	28,270	28,099,532
Lloyds Banking Group PLC, 3.59%, 06/21/21, (3 mo. LIBOR US + 0.800%)(a)(b)	3,720	3,694,592
M&T Bank Corp., 3.44%, 07/26/23 (Call 06/26/23), (3 mo. LIBOR US + 0.680%)(b)	1,500	1,484,595

Security	Par (000)	Value

Banks (continued)
Macquarie Bank Ltd.
3.14%, 04/04/19, (3 mo. LIBOR US + 0.350%)(b)(c)	$610	$610,445
3.87%, 07/29/20, (3 mo. LIBOR US + 1.120%)(b)(c)	8,350	8,429,409
Macquarie Group Ltd.
3.73%, 11/28/23 (Call 11/28/22), (3 mo. LIBOR US + 1.020%)(b)(c)	40	39,380
4.17%, 03/27/24 (Call 03/27/23), (3 mo. LIBOR US + 1.350%)(b)(c)	7,000	6,943,860
Manufacturers & Traders Trust Co., 3.04%, 01/25/21, (3 mo. LIBOR US + 0.270%)(b)	12,770	12,688,783
Mitsubishi UFJ Financial Group Inc.
3.41%, 07/26/21, (3 mo. LIBOR US + 0.650%)(b)	10,205	10,176,222
3.48%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	23,830	23,687,020
3.56%, 07/25/22, (3 mo. LIBOR US + 0.790%)(b)	27,621	27,586,474
3.61%, 02/22/22, (3 mo. LIBOR US + 0.920%)(a)(b)	18,129	18,177,586
3.62%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	35,800	35,736,276
3.84%, 09/13/21, (3 mo. LIBOR US + 1.060%)(a)(b)	16,591	16,739,324
4.62%, 03/01/21, (3 mo. LIBOR US + 1.880%)(b)	8,345	8,535,767
Mizuho Financial Group Inc.
3.54%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)	16,010	15,923,706
3.65%, 02/28/22, (3 mo. LIBOR US + 0.940%)(a)(b)	37,243	37,368,136
3.65%, 09/11/22, (3 mo. LIBOR US + 0.880%)(b)	27,015	27,003,384
3.92%, 09/13/21, (3 mo. LIBOR US + 1.140%)(b)	18,831	19,008,576
4.27%, 04/12/21, (3 mo. LIBOR US + 1.480%)(b)(c)	7,790	7,906,383
Morgan Stanley
3.17%, 02/10/21 (Call 02/10/20), (3 mo. LIBOR US + 0.550%)(a)(b)	51,276	51,252,413
3.51%, 07/23/19, (3 mo. LIBOR US + 0.740%)(b)	24,647	24,712,068
3.69%, 07/22/22 (Call 07/22/21), (3 mo. LIBOR US + 0.930%)(b)	61,320	61,437,121
3.77%, 06/16/20, (3 mo. LIBOR US + 0.980%)(b)	16,440	16,552,285
3.90%, 01/27/20, (3 mo. LIBOR US + 1.140%)(a)(b)	21,646	21,801,418
3.92%, 02/01/19, (3 mo. LIBOR US + 1.375%)(b)	19,065	19,065,000
3.94%, 01/20/22 (Call 01/20/21), (3 mo. LIBOR US + 1.180%)(a)(b)	77,280	77,981,702
4.16%, 04/21/21, (3 mo. LIBOR US + 1.400%)(b)	32,278	32,841,897
4.18%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)	23,410	23,710,584
Series 3NC2, 3.41%, 02/14/20 (Call 02/14/19), (3 mo. LIBOR US + 0.800%)(b)	81,910	81,915,734
National Australia Bank Ltd.
3.15%, 01/12/21, (3 mo. LIBOR US + 0.350%)(b)(c)	14,265	14,252,019
3.19%, 05/22/20, (3 mo. LIBOR US + 0.510%)(b)(c)	30,643	30,752,702
3.37%, 09/20/21, (3 mo. LIBOR US + 0.580%)(a)(b)(c)	12,280	12,292,526
3.40%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(b)(c)	11,835	11,869,677
3.40%, 04/12/23, (3 mo. LIBOR US + 0.600%)(b)(c)	12,610	12,534,214
3.45%, 11/04/21, (3 mo. LIBOR US + 0.710%)(b)(c)	15,770	15,825,037
3.67%, 01/10/22, (3 mo. LIBOR US + 0.890%)(b)(c)	15,515	15,647,033
3.80%, 07/12/21, (3 mo. LIBOR US + 1.000%)(a)(b)(c)	9,655	9,776,750
National Bank of Canada
2.89%, 11/02/20, (3 mo. LIBOR US + 0.330%)(b)	3,500	3,496,990
3.34%, 06/12/20 (Call 05/12/20), (3 mo. LIBOR US + 0.560%)(a)(b)	15,790	15,841,475
3.37%, 01/17/20, (3 mo. LIBOR US + 0.600%)(b)	5,825	5,845,621
Nederlandse Waterschapsbank NV
2.60%, 02/08/19, (3 mo. LIBOR US + 0.010%)(b)(c)	10	10,000
2.62%, 08/09/19, (3 mo. LIBOR US + 0.020%)(a)(b)(c)	42,750	42,752,565
2.72%, 02/24/20, (3 mo. LIBOR US + 0.030%)(a)(b)(c)	10,340	10,342,068
2.81%, 03/15/19, (3 mo. LIBOR US + 0.020%)(b)(c)	20	20,005

268

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Nordea Bank ABP
3.18%, 05/29/20, (3 mo. LIBOR US + 0.470%)(b)(c)	$18,995	$18,998,419
3.68%, 05/27/21, (3 mo. LIBOR US + 0.990%)(b)(c)	4,450	4,494,055
Oesterreichische Kontrollbank AG, 2.74%, 11/04/19, (3 mo. LIBOR US + 0.160%)(b)	19,985	20,011,380
PNC Bank N.A.
3.00%, 05/19/20, (3 mo. LIBOR US + 0.360%)(a)(b)	9,145	9,149,938
3.01%, 01/22/21, (3 mo. LIBOR US + 0.250%)(a)(b)	8,600	8,554,850
3.26%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)(b)	16,850	16,714,358
Regions Bank/Birmingham AL
3.12%, 08/13/21 (Call 08/13/20), (3 mo. LIBOR US + 0.500%)(b)	17,140	16,974,428
3.18%, 04/01/21 (Call 03/01/21), (3 mo. LIBOR US + 0.380%)(b)	14,935	14,769,222
Royal Bank of Canada
2.95%, 08/29/19, (3 mo. LIBOR US + 0.240%)(a)(b)	9,160	9,167,969
3.00%, 10/26/20, (3 mo. LIBOR US + 0.240%)(a)(b)	20,549	20,525,780
3.06%, 07/22/20, (3 mo. LIBOR US + 0.300%)(b)	3,367	3,368,616
3.12%, 03/02/20, (3 mo. LIBOR US + 0.380%)(b)	14,832	14,854,990
3.14%, 04/30/21, (3 mo. LIBOR US + 0.390%)(b)	27,618	27,617,724
3.23%, 07/29/19, (3 mo. LIBOR US + 0.480%)(b)	7,403	7,416,399
3.26%, 03/06/20, (3 mo. LIBOR US + 0.520%)(b)	19,299	19,364,617
3.27%, 02/01/22, (3 mo. LIBOR US + 0.730%)(b)	28,702	28,865,888
3.32%, 03/15/19, (3 mo. LIBOR US + 0.530%)(b)	15,263	15,273,684
3.46%, 10/05/23, (3 mo. LIBOR US + 0.660%)(b)	8,987	8,888,413
3.50%, 04/15/19, (3 mo. LIBOR US + 0.710%)(b)	6,800	6,809,520
Royal Bank of Scotland Group PLC
4.09%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(b)	26,185	25,707,909
4.37%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	8,000	7,798,720
Santander UK PLC
2.88%, 11/03/20, (3 mo. LIBOR US + 0.300%)(a)(b)	9,115	9,058,578
3.28%, 11/15/21, (3 mo. LIBOR US + 0.660%)(a)(b)	15,580	15,545,568
3.36%, 06/01/21, (3 mo. LIBOR US + 0.620%)(a)(b)	15,110	15,042,156
4.26%, 03/14/19, (3 mo. LIBOR US + 1.480%)(b)	11,237	11,253,968
Skandinaviska Enskilda Banken AB
3.07%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)(c)	18,010	17,952,728
3.35%, 09/13/19, (3 mo. LIBOR US + 0.570%)(b)(c)	15,070	15,094,564
Societe Generale SA, 4.13%, 04/08/21, (3 mo. LIBOR US + 1.330%)(b)(c)	830	841,628
Standard Chartered PLC
3.77%, 08/19/19, (3 mo. LIBOR US + 1.130%)(a)(b)(c)	17,530	17,611,865
3.91%, 01/20/23 (Call 01/04/22), (3 mo. LIBOR US + 1.150%)(b)(c)	2,785	2,743,949
State Street Corp., 3.54%, 08/18/20, (3 mo. LIBOR US + 0.900%)(a)(b)	11,283	11,388,496
Sumitomo Mitsui Banking Corp.
3.09%, 10/18/19, (3 mo. LIBOR US + 0.310%)(b)	16,408	16,403,406
3.12%, 01/17/20, (3 mo. LIBOR US + 0.350%)(a)(b)	37,715	37,767,801
3.15%, 10/16/20, (3 mo. LIBOR US + 0.370%)(b)	1,195	1,193,817
Sumitomo Mitsui Financial Group Inc.
3.51%, 01/17/23, (3 mo. LIBOR US + 0.740%)(b)	11,975	11,906,264
3.52%, 10/18/22, (3 mo. LIBOR US + 0.740%)(b)	20,849	20,752,469
3.57%, 07/12/22, (3 mo. LIBOR US + 0.780%)(b)	21,780	21,739,925
3.58%, 10/16/23, (3 mo. LIBOR US + 0.800%)(b)	7,215	7,178,131
3.62%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	6,190	6,175,392
3.90%, 07/14/21, (3 mo. LIBOR US + 1.110%)(b)	16,769	16,930,989
3.90%, 10/19/21, (3 mo. LIBOR US + 1.140%)(a)(b)	16,465	16,640,682
4.45%, 03/09/21, (3 mo. LIBOR US + 1.680%)(a)(b)	17,495	17,843,500

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Trust Bank Ltd.
3.24%, 09/19/19, (3 mo. LIBOR US + 0.440%)(b)(c)	$2,805	$2,809,236
3.25%, 03/06/19, (3 mo. LIBOR US + 0.510%)(a)(b)(c)	19,661	19,670,831
3.69%, 10/18/19, (3 mo. LIBOR US + 0.910%)(b)(c)	760	763,625
SunTrust Bank/Atlanta GA
3.15%, 08/02/22 (Call 08/02/21), (3 mo. LIBOR US + 0.590%)(b)	2,770	2,746,400
3.26%, 10/26/21 (Call 10/26/20), (3 mo. LIBOR US + 0.500%)(b)	5,640	5,615,804
3.27%, 01/31/20 (Call 12/31/19), (3 mo. LIBOR US + 0.530%)(a)(b)	22,065	22,105,379
Svenska Handelsbanken AB
2.21%, 02/12/19	1,510	1,510,125
3.13%, 09/08/20, (3 mo. LIBOR US + 0.360%)(a)(b)	18,104	18,105,267
3.16%, 05/24/21, (3 mo. LIBOR US + 0.470%)(a)(b)	25,355	25,369,959
3.23%, 09/06/19, (3 mo. LIBOR US + 0.490%)(a)(b)	24,210	24,259,873
3.28%, 06/17/19, (3 mo. LIBOR US + 0.490%)(b)	6,090	6,094,263
Swedbank AB, 3.48%, 03/14/22, (3 mo. LIBOR US + 0.700%)(b)(c)	12,330	12,336,658
Synchrony Bank, 3.43%, 03/30/20, (3 mo. LIBOR US + 0.625%)(b)	19,483	19,259,335
Toronto-Dominion Bank (The)
2.93%, 10/24/19, (3 mo. LIBOR US + 0.150%)(b)	17,676	17,678,121
3.01%, 01/25/21, (3 mo. LIBOR US + 0.240%)(b)	13,068	13,034,154
3.05%, 06/11/20, (3 mo. LIBOR US + 0.280%)(b)	1,965	1,966,611
3.05%, 09/17/20, (3 mo. LIBOR US + 0.260%)(b)	22,410	22,424,342
3.14%, 11/05/19, (3 mo. LIBOR US + 0.560%)(a)(b)	13,642	13,673,786
3.20%, 06/11/21, (3 mo. LIBOR US + 0.430%)(b)	10,405	10,417,382
3.24%, 07/02/19, (3 mo. LIBOR US + 0.440%)(a)(b)	17,040	17,066,923
3.40%, 07/19/23, (3 mo. LIBOR US + 0.640%)(b)	13,065	13,057,030
3.71%, 12/14/20, (3 mo. LIBOR US + 0.930%)(b)	2,440	2,467,182
3.80%, 04/07/21, (3 mo. LIBOR US + 1.000%)(a)(b)	18,218	18,463,579
U.S. Bank N.A./Cincinnati OH
2.73%, 03/14/19 (Call 02/14/19), (3 mo. LIBOR US + 0.120%)(b)	595	595,024
2.84%, 05/24/19 (Call 04/24/19), (3 mo. LIBOR US + 0.150%)(b)	7,813	7,815,266
2.90%, 01/17/20 (Call 12/17/19), (3 mo. LIBOR US + 0.125%)(b)	1,000	1,000,280
2.91%, 10/23/20 (Call 09/23/20), (3 mo. LIBOR US + 0.140%)(b)	6,205	6,190,356
2.94%, 05/21/21 (Call 05/21/20), (3 mo. LIBOR US + 0.290%)(b)	16,630	16,606,385
3.03%, 07/24/20 (Call 06/24/20), (3 mo. LIBOR US + 0.250%)(b)	12,805	12,806,921
3.08%, 04/26/21 (Call 03/26/21), (3 mo. LIBOR US + 0.320%)(a)(b)	29,955	29,936,128
3.10%, 01/24/20 (Call 12/24/19), (3 mo. LIBOR US + 0.320%)(a)(b)	20,265	20,301,882
3.24%, 10/28/19 (Call 09/28/19), (3 mo. LIBOR US + 0.480%)(b)	17,860	17,902,864
U.S. Bank NA/Cincinnati OH, 3.01%, 11/16/21 (Call 10/15/21), (3 mo. LIBOR US + 0.380%)(b)	1,445	1,441,286
UBS AG/London
3.22%, 12/01/20 (Call 11/01/20), (3 mo. LIBOR US + 0.480%)(b)(c)	22,494	22,483,878
3.35%, 06/08/20 (Call 05/08/20), (3 mo. LIBOR US + 0.580%)(a)(b)(c)	21,350	21,410,207
UBS AG/Stamford CT, 3.25%, 08/14/19, (3 mo. LIBOR US + 0.640%)(a)(b)	12,405	12,429,686

269

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
UBS Group Funding Switzerland AG
3.57%, 08/15/23 (Call 08/15/22), (3 mo. LIBOR US + 0.950%)(a)(b)(c)	$24,120	$23,788,832
3.87%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(b)(c)	17,660	17,664,592
4.07%, 02/01/22, (3 mo. LIBOR US + 1.530%)(b)(c)	24,490	24,862,738
4.26%, 09/24/20, (3 mo. LIBOR US + 1.440%)(b)(c)	2,790	2,829,283
4.58%, 04/14/21, (3 mo. LIBOR US + 1.780%)(b)(c)	28,920	29,564,048
UniCredit SpA, 6.68%, 01/14/22, (3 mo. LIBOR US + 3.900%)(b)(c)	20,040	20,288,296
United Overseas Bank Ltd., 3.25%, 04/23/21, (3 mo. LIBOR US + 0.480%)(b)(c)	480	480,485
Wells Fargo & Co.
3.22%, 04/22/19, (3 mo. LIBOR US + 0.460%)(b)	26,673	26,698,873
3.55%, 02/11/22 (Call 02/11/21), (3 mo. LIBOR US + 0.930%)(b)	51,197	51,362,878
3.64%, 07/22/20, (3 mo. LIBOR US + 0.880%)(b)	22,713	22,881,076
3.78%, 12/07/20, (3 mo. LIBOR US + 1.010%)(a)(b)	11,858	11,979,426
3.79%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)(b)	42,691	43,190,058
3.89%, 01/24/23 (Call 01/24/22), (3 mo. LIBOR US + 1.110%)(a)(b)	15,100	15,173,235
3.97%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(a)(b)	6,332	6,394,560
4.08%, 03/04/21, (3 mo. LIBOR US + 1.340%)(b)	52,803	53,690,618
Series N, 3.43%, 01/30/20, (3 mo. LIBOR US + 0.680%)(a)(b)	22,000	22,102,300
Wells Fargo Bank N.A.
3.02%, 01/15/20, (3 mo. LIBOR US + 0.230%)(b)	14,430	14,433,752
3.10%, 01/15/21, (3 mo. LIBOR US + 0.310%)(b)	18,635	18,596,798
3.27%, 07/23/21 (Call 07/23/20), (3 mo. LIBOR US + 0.500%)(b)	31,235	31,219,695
3.27%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.500%)(b)	11,965	11,935,566
3.29%, 05/24/19, (3 mo. LIBOR US + 0.600%)(b)	25,410	25,448,623
3.39%, 12/06/19, (3 mo. LIBOR US + 0.650%)(a)(b)	21,704	21,797,978
Westpac Banking Corp.
2.90%, 05/15/20, (3 mo. LIBOR US + 0.280%)(b)	3,115	3,116,682
3.11%, 01/25/21, (3 mo. LIBOR US + 0.340%)(b)	13,193	13,180,862
3.17%, 03/06/20, (3 mo. LIBOR US + 0.430%)(b)	13,545	13,580,894
3.20%, 08/19/19, (3 mo. LIBOR US + 0.560%)(b)	14,100	14,128,623
3.33%, 05/13/19, (3 mo. LIBOR US + 0.710%)(a)(b)	3,550	3,555,183
3.34%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	19,960	19,941,038
3.37%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	12,467	12,394,193
3.49%, 08/19/21, (3 mo. LIBOR US + 0.850%)(b)	8,783	8,859,851
3.52%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)(b)	12,365	12,397,767
3.65%, 01/11/22, (3 mo. LIBOR US + 0.850%)(b)	14,981	15,099,050

		5,563,130,342

Beverages — 0.6%
Anheuser-Busch InBev Finance Inc.
2.94%, 02/01/19, (3 mo. LIBOR US + 0.400%)(b)	1,675	1,675,000
4.00%, 02/01/21, (3 mo. LIBOR US + 1.260%)(a)(b)	6,355	6,421,156
Anheuser-Busch InBev Worldwide Inc., Series 5, 3.54%, 01/12/24, (3 mo. LIBOR US + 0.740%)(b)	5,000	4,903,150
Constellation Brands Inc., 3.21%, 11/15/21 (Call 10/30/19), (3 mo. LIBOR US + 0.700%)(a)(b)	9,218	9,183,248
Diageo Capital PLC, 2.88%, 05/18/20, (3 mo. LIBOR US + 0.240%)(b)	16,455	16,445,950

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
2.60%, 05/02/19, (3 mo. LIBOR US + 0.040%)(b)	$15,998	$15,996,560
2.92%, 05/02/22, (3 mo. LIBOR US + 0.365%)(a)(b)	3,867	3,853,233
3.27%, 02/22/19, (3 mo. LIBOR US + 0.590%)(b)	2,420	2,420,847

		60,899,144

Biotechnology — 0.4%
Amgen Inc.
2.93%, 05/10/19, (3 mo. LIBOR US + 0.320%)(a)(b)	8,058	8,055,583
3.06%, 05/11/20, (3 mo. LIBOR US + 0.450%)(b)	12,170	12,202,859
3.25%, 05/22/19, (3 mo. LIBOR US + 0.600%)(b)	1,505	1,506,249
Gilead Sciences Inc., 3.04%, 09/20/19, (3 mo. LIBOR US + 0.250%)(b)	17,270	17,274,317

		39,039,008

Building Materials — 0.2%
Martin Marietta Materials Inc.
3.29%, 12/20/19, (3 mo. LIBOR US + 0.500%)(b)	9,680	9,664,512
3.33%, 05/22/20, (3 mo. LIBOR US + 0.650%)(b)	2,817	2,811,338
Vulcan Materials Co., 3.39%, 03/01/21, (3 mo. LIBOR US + 0.650%)(b)	14,679	14,578,449

		27,054,299

Chemicals — 0.3%
DowDuPont Inc.
3.42%, 11/15/20, (3 mo. LIBOR US + 0.710%)(a)(b)	4,420	4,442,984
3.82%, 11/15/23, (3 mo. LIBOR US + 1.110%)(b)	15,305	15,227,556
EI du Pont de Nemours & Co., 3.07%, 05/01/20, (3 mo. LIBOR US + 0.530%)(b)	14,545	14,584,999

		34,255,539

Commercial Services — 0.0%
Equifax Inc., 3.49%, 08/15/21, (3 mo. LIBOR US + 0.870%)(b)	3,745	3,725,339
Korea Expressway Corp., 3.46%, 04/20/20, (3 mo. LIBOR US + 0.700%)(a)(b)(e)	700	701,050

		4,426,389

Computers — 2.6%
Apple Inc.
2.67%, 02/08/19, (3 mo. LIBOR US + 0.080%)(b)	6,005	6,005,120
2.68%, 05/11/20, (3 mo. LIBOR US + 0.070%)(a)(b)	11,830	11,821,364
2.72%, 08/02/19, (3 mo. LIBOR US + 0.140%)(b)	13,200	13,204,356
2.79%, 02/07/20, (3 mo. LIBOR US + 0.200%)(a)(b)	10,150	10,163,398
2.85%, 02/07/20, (3 mo. LIBOR US + 0.250%)(b)	13,555	13,575,468
2.89%, 05/06/19, (3 mo. LIBOR US + 0.300%)(b)	18,059	18,070,738
2.92%, 05/06/20, (3 mo. LIBOR US + 0.300%)(a)(b)	7,462	7,477,521
2.96%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	19,655	19,673,279
3.10%, 02/09/22, (3 mo. LIBOR US + 0.500%)(a)(b)	24,183	24,318,425
3.50%, 02/22/19, (3 mo. LIBOR US + 0.820%)(b)	15,100	15,107,399
3.81%, 02/23/21, (3 mo. LIBOR US + 1.130%)(a)(b)	13,130	13,364,502
DXC Technology Co., 3.69%, 03/01/21 (Call 02/11/19), (3 mo. LIBOR US + 0.950%)(b)	6,595	6,580,359
Hewlett Packard Enterprise Co., 3.52%, 10/05/21 (Call 09/20/19), (3 mo. LIBOR US + 0.720%)(b)	10,827	10,742,657
IBM Credit LLC
2.74%, 02/05/21, (3 mo. LIBOR US + 0.160%)(a)(b)	26,695	26,535,898
2.89%, 09/06/19, (3 mo. LIBOR US + 0.150%)(b)	7,195	7,196,799
3.02%, 01/20/21, (3 mo. LIBOR US + 0.260%)(b)	21,933	21,890,011
3.18%, 11/30/20, (3 mo. LIBOR US + 0.470%)(b)	10,530	10,563,275

270

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
International Business Machines Corp.
2.99%, 02/12/19, (3 mo. LIBOR US + 0.370%)(a)(b)	$17,638	$17,639,764
2.99%, 01/27/20, (3 mo. LIBOR US + 0.230%)(b)	24,495	24,510,922
3.17%, 11/06/21, (3 mo. LIBOR US + 0.580%)(a)(b)	4,100	4,099,672

		282,540,927

Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The), 2.81%, 11/01/19, (3 mo. LIBOR US + 0.270%)(a)(b)	3,641	3,641,328

Diversified Financial Services — 2.7%
American Express Co.
3.08%, 10/30/20 (Call 09/29/20), (3 mo. LIBOR US + 0.330%)(a)(b)	13,039	13,020,615
3.17%, 05/17/21 (Call 04/17/21), (3 mo. LIBOR US + 0.525%)(b)	20,725	20,706,140
3.19%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.60%)(a)(b)	1,053	1,054,358
3.33%, 08/03/23 (Call 07/03/23), (3 mo. LIBOR US + 0.750%)(b)	4,109	4,058,542
3.34%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	17,710	17,506,689
3.35%, 08/01/22 (Call 07/01/22), (3 mo. LIBOR US + 0.610%)(a)(b)	11,745	11,691,560
American Express Credit Corp.
2.91%, 05/03/19 (Call 04/03/19), (3 mo. LIBOR US + 0.330%)(b)	18,800	18,805,076
3.11%, 08/15/19, (3 mo. LIBOR US + 0.490%)(b)	12,715	12,731,911
3.17%, 03/03/20 (Call 02/03/20), (3 mo. LIBOR US + 0.430%)(b)	15,670	15,690,214
3.32%, 10/30/19 (Call 09/30/19), (3 mo. LIBOR US + 0.570%)(a)(b)	2,500	2,504,725
3.35%, 03/18/19, (3 mo. LIBOR US + 0.550%)(a)(b)	27,643	27,663,732
3.42%, 05/26/20 (Call 04/25/20), (3 mo. LIBOR US + 0.730%)(b)	7,857	7,896,207
3.44%, 03/03/22 (Call 02/03/22), (3 mo. LIBOR US + 0.700%)(b)	8,641	8,637,717
Series F, 3.83%, 09/14/20 (Call 09/14/20), (3 mo. LIBOR US + 1.050%)(a)(b)	10,669	10,776,117
BOC Aviation Ltd.
3.79%, 05/02/21, (3 mo. LIBOR US + 1.050%)(b)(e)	1,245	1,252,034
3.95%, 09/26/23 (Call 08/27/23), (3 mo. LIBOR US + 1.125%)(b)(e)	10,500	10,496,955
Capital One Financial Corp.
3.20%, 10/30/20 (Call 09/30/20), (3 mo. LIBOR US + 0.450%)(a)(b)	9,520	9,515,716
3.38%, 05/12/20 (Call 04/12/20), (3 mo. LIBOR US + 0.760%)(a)(b)	13,285	13,324,191
3.47%, 01/30/23 (Call 12/30/22), (3 mo. LIBOR US + 0.720%)(b)	14,385	14,082,771
3.72%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(b)	6,503	6,455,593
Charles Schwab Corp. (The), 2.97%, 05/21/21 (Call 04/21/21), (3 mo. LIBOR US + 0.320%)(a)(b)	20,115	20,079,195
CPPIB Capital Inc., 2.83%, 12/27/19, (3 mo. LIBOR US + 0.010%)(b)(c)	30	30,007
Federation des Caisses Desjardins du Quebec, 3.08%, 10/30/20, (3 mo. LIBOR US + 0.330%)(a)(b)(c)	13,695	13,634,057
Nasdaq Inc., 3.21%, 03/22/19, (3 mo. LIBOR US + 0.390%)(b)	5,140	5,141,337

Security	Par (000)	Value

Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp.
3.00%, 04/05/19, (3 mo. LIBOR US + 0.200%)(b)	$4,310	$4,310,173
3.18%, 06/30/21, (3 mo. LIBOR US + 0.375%)(a)(b)	780	777,761
TD Ameritrade Holding Corp., 2.97%, 11/01/21 (Call 10/01/21), (3 mo. LIBOR US + 0.430%)(b)	15,720	15,714,341
USAA Capital Corp., 2.77%, 02/01/19,
(3 mo. LIBOR US + 0.230%)(b)(c)	4,870	4,870,000

		292,427,734

Electric — 1.5%
Consolidated Edison Co. of New York Inc., Series C, 3.22%, 06/25/21, (3 mo. LIBOR US + 0.400%)(a)(b)	25,887	25,817,882
Dominion Energy Inc.
3.14%, 12/01/20, (3 mo. LIBOR US + 0.400%)(b)(c)	1,000	998,870
3.29%, 06/01/19, (3 mo. LIBOR US + 0.550%)(b)(c)	15,235	15,238,352
Duke Energy Corp., 3.11%, 05/14/21,
(3 mo. LIBOR US + 0.500%)(b)(c)	40	39,938
Duke Energy Progress LLC, 2.95%, 09/08/20, (3 mo. LIBOR US + 0.180%)(b)	12,310	12,282,179
Mississippi Power Co., 3.47%, 03/27/20 (Call 03/04/19), (3 mo. LIBOR US + 0.650%)(b)	1,090	1,088,103
NextEra Energy Capital Holdings Inc.
3.11%, 08/21/20 (Call 08/28/19), (3 mo. LIBOR US + 0.400%)(b)	60	59,629
3.26%, 08/28/21 (Call 08/28/19), (3 mo. LIBOR US + 0.550%)(b)	1,000	988,480
Sempra Energy
3.04%, 07/15/19, (3 mo. LIBOR US + 0.250%)(b)	19,892	19,828,743
3.24%, 03/15/21, (3 mo. LIBOR US + 0.450%)(b)	18,711	18,426,219
3.29%, 01/15/21 (Call 03/04/19), (3 mo. LIBOR US + 0.500%)(b)	19,343	19,084,384
Southern Co. (The), 3.50%, 09/30/20 (Call 09/30/19), (3 mo. LIBOR US + 0.700%)(a)(b)(c)	7,995	7,982,768
Southern Power Co., 3.34%, 12/20/20 (Call 03/04/19), (3 mo. LIBOR US + 0.550%)(b)(c)	41,395	41,124,691

		162,960,238

Electronics — 0.1%
Honeywell International Inc., 2.79%, 10/30/19, (3 mo. LIBOR US + 0.040%)(a)(b)	7,955	7,957,307
Tyco Electronics Group SA, 3.20%, 06/05/20, (3 mo. LIBOR US + 0.450%)(b)	1,030	1,028,846

		8,986,153

Food — 1.5%
Campbell Soup Co.
3.29%, 03/16/20, (3 mo. LIBOR US + 0.500%)(b)	13,679	13,617,445
3.42%, 03/15/21, (3 mo. LIBOR US + 0.630%)(b)	12,380	12,254,343
Conagra Brands Inc.
3.30%, 10/09/20, (3 mo. LIBOR US + 0.500%)(b)	13,175	13,049,442
3.51%, 10/22/20 (Call 10/22/19), (3 mo. LIBOR US + 0.750%)(b)	370	367,499
General Mills Inc.
3.32%, 04/16/21, (3 mo. LIBOR US + 0.540%)(a)(b)	21,315	21,143,414
3.78%, 10/17/23, (3 mo. LIBOR US + 1.010%)(a)(b)	6,840	6,782,134
Kraft Heinz Foods Co.
3.02%, 08/09/19, (3 mo. LIBOR US + 0.420%)(b)	10,589	10,582,117
3.19%, 02/10/21, (3 mo. LIBOR US + 0.570%)(b)	15,381	15,249,646
3.44%, 08/10/22, (3 mo. LIBOR US + 0.820%)(a)(b)	13,890	13,687,345
Mondelez International Holdings Netherlands BV, 3.37%, 10/28/19, (3 mo. LIBOR US + 0.610%)(b)(c)	12,910	12,926,008

271

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc., 3.06%, 02/01/19, (3 mo. LIBOR US + 0.520%)(a)(b)	$12,164	$12,164,000
Tyson Foods Inc.
3.10%, 08/21/20, (3 mo. LIBOR US + 0.450%)(b)	9,990	9,980,909
3.16%, 05/30/19, (3 mo. LIBOR US + 0.450%)(b)	10,250	10,259,430
3.29%, 06/02/20, (3 mo. LIBOR US + 0.550%)(b)	8,650	8,626,299

		160,690,031

Gas — 0.0%
Dominion Energy Gas Holdings LLC, Series A, 3.39%, 06/15/21, (3 mo. LIBOR US + 0.600%)(a)(b)	260	258,009
WGL Holdings Inc., 3.11%, 11/29/19,
(3 mo. LIBOR US + 0.400%)(b)	3,295	3,278,294

		3,536,303

Health Care - Products — 0.6%
Becton Dickinson and Co.
3.68%, 12/29/20 (Call 03/04/19), (3 mo. LIBOR US + 0.875%)(b)	18,027	17,968,052
3.77%, 06/06/22, (3 mo. LIBOR US + 1.030%)(a)(b)	15,850	15,647,120
Medtronic Inc., 3.59%, 03/15/20,
(3 mo. LIBOR US + 0.800%)(a)(b)	15,186	15,294,884
Zimmer Biomet Holdings Inc., 3.55%, 03/19/21 (Call 03/19/19), (3 mo. LIBOR US + 0.750%)(b)	13,450	13,396,603

		62,306,659

Health Care - Services — 0.4%
Roche Holdings Inc., 3.14%, 09/30/19, (3 mo. LIBOR US + 0.340%)(b)(c)	17,480	17,494,333
UnitedHealth Group Inc.
2.86%, 10/15/20, (3 mo. LIBOR US + 0.070%)(a)(b)	13,810	13,780,861
3.05%, 06/15/21, (3 mo. LIBOR US + 0.260%)(b)	11,280	11,236,008

		42,511,202

Household Products & Wares — 0.1%
Reckitt Benckiser Treasury Services PLC, 3.38%, 06/24/22, (3 mo. LIBOR US + 0.560%)(b)(c)	8,495	8,392,380

Insurance — 2.3%
AIA Group Ltd., 3.31%, 09/20/21 (Call 08/20/21), (3 mo. LIBOR US + 0.520%)(b)(c)	10,790	10,797,337
Assurant Inc., 4.07%, 03/26/21 (Call 03/26/19), (3 mo. LIBOR US + 1.250%)(b)	6,218	6,236,219
Athene Global Funding
3.90%, 04/20/20, (3 mo. LIBOR US + 1.140%)(a)(b)(c)	5,575	5,606,722
4.04%, 07/01/22, (3 mo. LIBOR US + 1.230%)(b)(c)	10,876	10,887,311
Berkshire Hathaway Finance Corp.
3.10%, 01/10/20, (3 mo. LIBOR US + 0.320%)(b)	10,924	10,938,638
3.48%, 03/15/19, (3 mo. LIBOR US + 0.690%)(a)(b)	18,117	18,134,573
Jackson National Life Global Funding
3.06%, 04/27/20, (3 mo. LIBOR US + 0.300%)(b)(c)	5,150	5,133,675
3.09%, 10/15/20, (3 mo. LIBOR US + 0.300%)(b)(c)	7,530	7,505,302
3.25%, 06/11/21, (3 mo. LIBOR US + 0.480%)(b)(c)	3,290	3,279,505
3.55%, 06/27/22, (3 mo. LIBOR US + 0.730%)(b)(c)	24,215	24,196,112
Marsh & McLennan Companies Inc., 3.91%, 12/29/21 (Call 12/29/19), (3 mo. LIBOR US + 1.200%)(b)	6,720	6,733,171
Metropolitan Life Global Funding I
2.97%, 09/07/20, (3 mo. LIBOR US + 0.570%)(b)(c)	13,500	13,451,805
3.02%, 09/19/19, (3 mo. LIBOR US + 0.220%)(b)(c)	13,440	13,453,978
3.03%, 01/08/21, (3 mo. LIBOR US + 0.230%)(b)(c)	8,745	8,723,837
3.18%, 06/12/20, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	14,150	14,176,602

Security	Par (000)	Value

Insurance (continued)
New York Life Global Funding
1.00%, 01/28/21, (3 mo. LIBOR US + 0.280%)(b)(c)	$5,000	$4,999,900
2.86%, 01/21/20, (3 mo. LIBOR US + 0.100%)(b)(c)	11,885	11,888,090
2.91%, 08/06/21, (3 mo. LIBOR US + 0.320%)(b)(c)	8,730	8,718,738
2.92%, 04/12/19, (3 mo. LIBOR US + 0.120%)(b)(c)	3,490	3,491,396
2.96%, 10/01/20, (3 mo. LIBOR US + 0.160%)(a)(b)(c)	11,270	11,261,886
3.07%, 04/09/20, (3 mo. LIBOR US + 0.270%)(b)(c)	14,115	14,153,957
3.17%, 10/24/19, (3 mo. LIBOR US + 0.390%)(b)(c)	2,720	2,724,216
3.29%, 06/10/22, (3 mo. LIBOR US + 0.520%)(b)(c)	12,395	12,350,998
Principal Life Global Funding II
2.98%, 02/22/19, (3 mo. LIBOR US + 0.300%)(a)(b)(c)	9,270	9,271,761
3.12%, 06/26/20, (3 mo. LIBOR US + 0.300%)(b)(c)	6,220	6,215,148
Protective Life Global Funding
3.17%, 07/13/20, (3 mo. LIBOR US + 0.370%)(b)(c)	1,510	1,509,049
3.33%, 06/28/21, (3 mo. LIBOR US + 0.520%)(b)(c)	20	19,988

		245,859,914

Internet — 0.3%
eBay Inc.
3.02%, 08/01/19, (3 mo. LIBOR US + 0.480%)(b)	11,735	11,721,740
3.62%, 01/30/23, (3 mo. LIBOR US + 0.870%)(a)(b)	11,189	11,092,103
Tencent Holdings Ltd., 3.37%, 01/19/23,
(3 mo. LIBOR US + 0.605%)(b)(e)	5,660	5,605,098

		28,418,941

Lodging — 0.0%
Marriott International Inc./MD, Series Y, 3.23%, 12/01/20, (3 mo. LIBOR US + 0.600%)(b)	420	421,785

Machinery — 1.6%
Caterpillar Financial Services Corp.
2.80%, 05/15/20, (3 mo. LIBOR US + 0.180%)(a)(b)	13,725	13,721,706
2.84%, 11/29/19, (3 mo. LIBOR US + 0.130%)(b)	22,126	22,118,256
3.02%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)(b)	11,234	11,196,928
3.03%, 09/04/20, (3 mo. LIBOR US + 0.290%)(a)(b)	13,370	13,366,791
3.05%, 09/07/21, (3 mo. LIBOR US + 0.280%)(a)(b)	3,950	3,925,234
3.12%, 12/07/20, (3 mo. LIBOR US + 0.350%)(b)	30	30,009
3.29%, 01/10/20, (3 mo. LIBOR US + 0.510%)(a)(b)	18,823	18,884,363
John Deere Capital Corp.
2.92%, 07/05/19, (3 mo. LIBOR US + 0.120%)(b)	3,455	3,455,829
2.96%, 01/08/21, (3 mo. LIBOR US + 0.160%)(b)	5,000	4,976,600
2.97%, 10/09/20, (3 mo. LIBOR US + 0.170%)(b)	7,880	7,858,566
2.98%, 01/07/20, (3 mo. LIBOR US + 0.180%)(b)	6,430	6,432,636
3.02%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)(b)	11,780	11,715,092
3.03%, 09/10/21, (3 mo. LIBOR US + 0.260%)(b)	330	328,693
3.08%, 03/13/20, (3 mo. LIBOR US + 0.300%)(b)	5,467	5,470,444
3.11%, 06/22/20, (3 mo. LIBOR US + 0.290%)(b)	11,280	11,297,033
3.25%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	17,210	17,132,555
3.32%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	12,055	12,012,687
Wabtec Corp., 3.84%, 09/15/21 (Call 09/15/19),
(3 mo. LIBOR US + 1.050%)(a)(b)	4,345	4,335,137

		168,258,559

Manufacturing — 0.7%
General Electric Co.
3.42%, 01/09/20 (Call 12/09/19), (3 mo. LIBOR US + 0.620%)(b)	6,746	6,702,826
3.79%, 03/15/23, (3 mo. LIBOR US + 1.000%)(b)	7,072	6,674,341
3.79%, 04/15/23, (3 mo. LIBOR US + 1.000%)(b)	4,345	4,111,587
Siemens Financieringsmaatschappij NV
3.10%, 09/13/19, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	19,795	19,811,034
3.13%, 03/16/20, (3 mo. LIBOR US + 0.340%)(b)(c)	17,715	17,736,612

272

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.40%, 03/16/22, (3 mo. LIBOR US + 0.610%)(a)(b)(c)	$18,920	$18,936,839
Textron Inc., 3.16%, 11/10/20 (Call 02/11/19), (3 mo. LIBOR US + 0.550%)(a)(b)	2,433	2,411,808

		76,385,047

Media — 1.1%
Comcast Corp.
3.13%, 10/01/20, (3 mo. LIBOR US + 0.330%)(a)(b)	26,005	26,032,305
3.24%, 10/01/21, (3 mo. LIBOR US + 0.440%)(b)	22,000	22,012,760
3.42%, 04/15/24, (3 mo. LIBOR US + 0.630%)(b)	20	19,712
Discovery Communications LLC, 3.50%, 09/20/19, (3 mo. LIBOR US + 0.710%)(b)	14,618	14,626,186
NBCUniversal Enterprise Inc., 3.20%, 04/01/21, (3 mo. LIBOR US + 0.400%)(a)(b)(c)	22,460	22,470,107
Walt Disney Co. (The)
2.87%, 03/04/20, (3 mo. LIBOR US + 0.130%)(a)(b)	13,148	13,134,063
2.94%, 06/05/20, (3 mo. LIBOR US + 0.190%)(a)(b)	10,674	10,674,107
3.13%, 03/04/22, (3 mo. LIBOR US + 0.390%)(b)	14,489	14,471,758

		123,440,998

Oil & Gas — 2.1%
BP Capital Markets America Inc., 3.45%, 09/19/22, (3 mo. LIBOR US + 0.650%)(b)	17,820	17,788,637
Chevron Corp.
2.80%, 02/28/19, (3 mo. LIBOR US + 0.090%)(a)(b)	4,480	4,480,582
2.95%, 03/03/20, (3 mo. LIBOR US + 0.210%)(b)	13,574	13,586,217
3.03%, 11/15/19, (3 mo. LIBOR US + 0.410%)(b)	12,962	12,997,386
3.15%, 11/15/21, (3 mo. LIBOR US + 0.530%)(b)	466	468,218
3.22%, 03/03/22, (3 mo. LIBOR US + 0.480%)(b)	7,973	7,989,584
3.27%, 03/03/22, (3 mo. LIBOR US + 0.530%)(b)	11,050	11,088,565
ConocoPhillips Co., 3.52%, 05/15/22, (3 mo. LIBOR US + 0.900%)(b)	14,806	14,963,240
EQT Corp., 3.57%, 10/01/20 (Call 02/15/19), (3 mo. LIBOR US + 0.770%)(b)	13,905	13,669,727
Exxon Mobil Corp.
2.94%, 03/15/19, (3 mo. LIBOR US + 0.150%)(b)	10,714	10,717,536
3.11%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)(b)	7,670	7,699,453
Petroleos Mexicanos, 6.42%, 03/11/22, (3 mo. LIBOR US + 3.650%)(b)	27,054	27,310,201
Phillips 66
3.29%, 02/26/21 (Call 03/01/19), (3 mo. LIBOR US + 0.600%)(b)	17,996	17,951,550
3.54%, 04/15/20 (Call 03/04/19), (3 mo. LIBOR US + 0.750%)(b)(c)	6,130	6,131,226
Shell International Finance BV
3.02%, 11/13/23, (3 mo. LIBOR US + 0.400%)(a)(b)	11,060	10,959,796
3.07%, 05/11/20, (3 mo. LIBOR US + 0.450%)(a)(b)	18,768	18,857,523
3.13%, 09/12/19, (3 mo. LIBOR US + 0.350%)(a)(b)	14,431	14,458,563
Sinopec Group Overseas Development 2014 Ltd.
3.70%, 04/10/19, (3 mo. LIBOR US + 0.920%)(b)(c)	10,930	10,939,400
3.70%, 04/10/19, (3 mo. LIBOR US + 0.920%)(b)(e)	1,000	1,000,860

		223,058,264

Pharmaceuticals — 2.5%
Allergan Funding SCS, 4.03%, 03/12/20, (3 mo. LIBOR US + 1.255%)(a)(b)	15,395	15,511,848
AstraZeneca PLC
3.31%, 08/17/23, (3 mo. LIBOR US + 0.665%)(a)(b)	10,330	10,101,500
3.39%, 06/10/22, (3 mo. LIBOR US + 0.620%)(b)	5,120	5,056,256

Security	Par (000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance II LLC
3.45%, 06/25/21 (Call 05/25/21), (3 mo. LIBOR US + 0.630%)(b)(c)	$25,415	$25,143,060
3.80%, 12/15/23 (Call 11/15/23), (3 mo. LIBOR US + 1.010%)(b)(c)	22,210	21,632,762
Cardinal Health Inc., 3.56%, 06/15/22, (3 mo. LIBOR US + 0.770%)(a)(b)	7,504	7,438,190
Cigna Crop.
3.14%, 03/17/20, (3 mo. LIBOR US + 0.350%)(b)(c)	20,225	20,188,797
3.44%, 09/17/21 (Call 09/17/19), (3 mo. LIBOR US + 0.650%)(b)(c)	22,270	22,153,528
3.68%, 07/15/23 (Call 06/15/23), (3 mo. LIBOR US + 0.890%)(b)(c)	19,520	19,268,582
CVS Health Corp.
3.40%, 03/09/20, (3 mo. LIBOR US + 0.630%)(a)(b)	19,280	19,320,103
3.49%, 03/09/21, (3 mo. LIBOR US + 0.720%)(b)	25,533	25,561,086
Express Scripts Holding Co., 3.46%, 11/30/20 (Call 02/15/19), (3 mo. LIBOR US + 0.750%)(b)	11,825	11,825,473
GlaxoSmithKline Capital PLC, 2.96%, 05/14/21, (3 mo. LIBOR US + 0.350%)(a)(b)	19,950	19,873,991
Johnson & Johnson, 3.01%, 03/01/19, (3 mo. LIBOR US + 0.270%)(b)	3,370	3,370,775
Merck & Co. Inc., 2.99%, 02/10/20, (3 mo. LIBOR US + 0.375%)(b)	21,295	21,362,292
Pfizer Inc., 3.12%, 09/15/23, (3 mo. LIBOR US + 0.330%)(a)(b)	10,995	10,860,091
Zoetis Inc., 3.08%, 08/20/21, (3 mo. LIBOR US + 0.440%)(a)(b)	9,870	9,741,197

		268,409,531

Pipelines — 0.5%
Enbridge Inc.
3.18%, 01/10/20, (3 mo. LIBOR US + 0.400%)(b)	15,255	15,216,405
3.49%, 06/15/20, (3 mo. LIBOR US + 0.700%)(b)	16,858	16,824,115
Spectra Energy Partners LP, 3.45%, 06/05/20, (3 mo. LIBOR US + 0.700%)(b)	15,515	15,378,778
TransCanada PipeLines Ltd., 2.89%, 11/15/19, (3 mo. LIBOR US + 0.275%)(b)	6,501	6,499,310

		53,918,608

Real Estate Investment Trusts — 0.1%
AvalonBay Communities Inc., 3.22%, 01/15/21 (Call 02/15/19), (3 mo. LIBOR US + 0.430%)(b)	11,665	11,529,220
SL Green Operating Partnership LP, 3.61%, 08/16/21 (Call 08/16/19), (3 mo. LIBOR US + 0.980%)(b)	680	675,709

		12,204,929

Retail — 1.0%
Alimentation Couche-Tard Inc., 3.28%, 12/13/19 (Call 03/04/19), (3 mo. LIBOR US + 0.500%)(b)(c)	2,270	2,270,931
Dollar Tree Inc., 3.47%, 04/17/20 (Call 04/17/19), (3 mo. LIBOR US + 0.700%)(b)	22,216	22,124,915
Home Depot Inc. (The)
2.90%, 06/05/20, (3 mo. LIBOR US + 0.150%)(b)	13,049	13,041,040
3.05%, 03/01/22, (3 mo. LIBOR US + 0.310%)(b)	10,355	10,333,772
Lowe’s Companies Inc., 3.19%, 09/10/19, (3 mo. LIBOR US + 0.420%)(b)	15,900	15,905,565
McDonald’s Corp., 3.19%, 10/28/21, (3 mo. LIBOR US + 0.430%)(a)(b)	4,479	4,464,712

273

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.77%, 10/09/19, (3 mo. LIBOR US - 0.030%)(b)	$8,305	$8,301,844
2.86%, 06/23/20, (3 mo. LIBOR US + 0.040%)(a)(b)	17,435	17,417,739
3.05%, 06/23/21, (3 mo. LIBOR US + 0.230%)(a)(b)	19,045	19,076,043

		112,936,561

Semiconductors — 0.5%
Intel Corp.
2.70%, 05/11/20, (3 mo. LIBOR US + 0.080%)(a)(b)	18,671	18,674,547
2.97%, 05/11/22, (3 mo. LIBOR US + 0.350%)(a)(b)	20,883	20,889,683
QUALCOMM Inc., 3.48%, 01/30/23, (3 mo. LIBOR US + 0.730%)(b)	16,009	15,823,296

		55,387,526

Software — 0.1%
Oracle Corp., 3.31%, 10/08/19, (3 mo. LIBOR US + 0.510%)(a)(b)	12,561	12,602,200

Telecommunications — 2.1%
AT&T Inc.
3.44%, 03/11/19, (3 mo. LIBOR US + 0.670%)(b)	19,138	19,150,631
3.44%, 01/15/20, (3 mo. LIBOR US + 0.650%)(a)(b)	27,881	27,979,699
3.49%, 06/01/21, (3 mo. LIBOR US + 0.750%)(a)(b)	6,215	6,212,514
3.73%, 06/30/20, (3 mo. LIBOR US + 0.930%)(a)(b)	24,842	25,041,730
3.74%, 07/15/21, (3 mo. LIBOR US + 0.950%)(b)	27,432	27,546,117
Cisco Systems Inc.
3.13%, 09/20/19, (3 mo. LIBOR US + 0.340%)(b)	14,025	14,049,123
3.24%, 03/01/19, (3 mo. LIBOR US + 0.500%)(a)(b)	11,790	11,795,541
Deutsche Telekom International Finance BV, 3.35%, 01/17/20, (3 mo. LIBOR US + 0.580%)(b)(c)	10,970	10,988,210
Verizon Communications Inc.
2.99%, 08/15/19, (3 mo. LIBOR US + 0.370%)(b)	8,290	8,297,710
3.20%, 05/22/20, (3 mo. LIBOR US + 0.550%)(b)	25,946	26,024,876
3.79%, 03/16/22, (3 mo. LIBOR US + 1.000%)(b)	29,159	29,447,966
Vodafone Group PLC, 3.77%, 01/16/24, (3 mo. LIBOR US + 0.990%)(b)	19,150	18,888,602

		225,422,719

Transportation — 0.3%
United Parcel Service Inc.
2.95%, 04/01/21, (3 mo. LIBOR US + 0.150%)(b)	11,295	11,259,647
3.01%, 05/16/22, (3 mo. LIBOR US + 0.380%)(b)	14,007	14,001,817
3.25%, 04/01/23, (3 mo. LIBOR US + 0.450%)(b)	4,435	4,434,202

		29,695,666

Trucking & Leasing — 0.0%
Aviation Capital Group LLC
3.42%, 07/30/21, (3 mo. LIBOR US + 0.670%)(b)(c)	510	503,952
3.69%, 06/01/21, (3 mo. LIBOR US + 0.95%)(b)(c)	40	39,801
GATX Corp., 3.30%, 11/05/21, (3 mo. LIBOR US + 0.720%)(b)	2,510	2,490,246

		3,033,999

Total Corporate Bonds & Notes — 86.3% (Cost: $9,352,519,375)		9,320,852,820

Foreign Government Obligations(f)

Canada — 0.9%
CPPIB Capital Inc., 2.81%, 10/16/20, (3 mo. LIBOR US + 0.030%)(b)(c)	50	50,008
Export Development Canada
2.63%, 08/13/19, (3 mo. LIBOR US + 0.010%)(b)(c)	24,945	24,947,993
2.74%, 10/18/19, (3 mo. LIBOR US - 0.040%)(a)(b)(c)	14,000	13,999,160

Security	Par (000)	Value

Canada (continued)
2.81%, 11/23/20, (3 mo. LIBOR US + 0.130%)(b)(c)	$18,880	$18,925,501
3.06%, 03/02/20, (3 mo. LIBOR US + 0.320%)(b)(c)	20	20,072
Province of Quebec Canada
2.92%, 09/21/20, (3 mo. LIBOR US + 0.130%)(b)	3,200	3,206,752
3.04%, 07/21/19, (3 mo. LIBOR US + 0.280%)(b)	32,335	32,378,976

		93,528,462

Finland — 0.3%
Municipality Finance PLC
2.69%, 02/17/21, (3 mo. LIBOR US + 0.050%)(b)(c)	20	20,015
2.76%, 02/07/20, (3 mo. LIBOR US + 0.170%)(b)(c)	32,245	32,296,914
2.77%, 10/26/20, (3 mo. LIBOR US + 0.010%)(b)(c)	60	59,995

		32,376,924

Japan — 0.2%
Japan Bank for International Cooperation
3.15%, 07/21/20, (3 mo. LIBOR US + 0.390%)(b)	7,250	7,283,350
3.22%, 06/01/20, (3 mo. LIBOR US + 0.480%)(b)	12,085	12,144,942
3.26%, 02/24/20, (3 mo. LIBOR US + 0.570%)(b)	7,210	7,246,338

		26,674,630

Norway — 1.0%
Kommunalbanken AS
2.69%, 05/02/19, (3 mo. LIBOR US + 0.130%)(b)(c)	9,740	9,742,922
2.82%, 03/12/21, (3 mo. LIBOR US + 0.040%)(a)(b)(c)	33,520	33,537,431
2.86%, 03/17/20, (3 mo. LIBOR US + 0.070%)(b)(c)	24,400	24,420,496
2.90%, 09/08/21, (3 mo. LIBOR US + 0.130%)(b)(c)	27,200	27,270,720
3.12%, 06/16/20, (3 mo. LIBOR US + 0.330%)(b)(c)	15,396	15,464,050

		110,435,619

South Korea — 0.6%
Export-Import Bank of Korea
3.22%, 10/21/19, (3 mo. LIBOR US + 0.460%)(b)	22,750	22,767,062
3.31%, 06/01/21, (3 mo. LIBOR US + 0.575%)(b)	2,830	2,830,764
3.39%, 05/26/19, (3 mo. LIBOR US + 0.700%)(b)	10,150	10,162,992
3.51%, 06/01/23, (3 mo. LIBOR US + 0.775%)(b)	1,550	1,550,589
3.66%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)(b)	7,960	8,012,138
Series 5, 3.65%, 01/25/22, (3 mo. LIBOR US + 0.875%)(b)	18,940	19,027,882
Korea Development Bank (The), 3.33%, 03/12/21, (3 mo. LIBOR US + 0.550%)(b)	1,020	1,020,245

		65,371,672

Supranational — 7.9%
African Development Bank, 2.98%, 06/15/20, (3 mo. LIBOR US + 0.190%)(a)(b)	15,740	15,784,702
Asian Development Bank
2.79%, 07/10/19, (3 mo. LIBOR US + 0.010%)(b)	16,315	16,320,547
2.80%, 12/15/21, (3 mo. LIBOR US + 0.010%)(b)	45,824	45,833,623
2.82%, 06/25/19, (3 mo. LIBOR US)(b)	10,430	10,433,442
2.84%, 03/16/21, (3 mo. LIBOR US + 0.050%)(a)(b)	27,645	27,683,427
2.98%, 06/16/21, (3 mo. LIBOR US + 0.190%)(a)(b)	64,280	64,568,617
3.01%, 02/26/20, (3 mo. LIBOR US + 0.320%)(b)	24,444	24,531,998
European Bank for Reconstruction & Development
2.63%, 05/11/22, (3 mo. LIBOR US + 0.010%)(b)	70	69,999
2.65%, 11/19/20, (3 mo. LIBOR US + 0.010%)(b)	4,120	4,121,030
2.82%, 03/23/20, (3 mo. LIBOR US)(a)(b)	19,995	20,000,999
2.89%, 01/10/20, (3 mo. LIBOR US + 0.110%)(b)	12,958	12,974,068
European Investment Bank
2.86%, 01/27/20, (3 mo. LIBOR US + 0.100%)(b)(c)	12,270	12,286,442
2.86%, 01/19/23, (3 mo. LIBOR US + 0.100%)(b)(c)	21,100	21,157,392
2.93%, 03/24/21, (3 mo. LIBOR US + 0.110%)(b)(c)	26,850	26,925,180

274

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank
2.79%, 01/15/22, (3 mo. LIBOR US)(b)	$4,390	$4,389,561
2.51%, 10/09/20, (3 mo. LIBOR US)(b)	61,314	61,261,883
2.75%, 10/25/21, (3 mo. LIBOR US - 0.020%)(b)	7,860	7,858,664
2.79%, 10/15/19, (3 mo. LIBOR US)(b)	29,260	29,267,900
2.80%, 07/15/20, (3 mo. LIBOR US + 0.010%)(a)(b)	37,255	37,272,510
2.86%, 07/15/22, (3 mo. LIBOR US + 0.070%)(b)	50,180	50,267,313
2.99%, 07/15/21, (3 mo. LIBOR US + 0.200%)(b)	56,296	56,575,228
3.01%, 10/15/20, (3 mo. LIBOR US + 0.220%)(b)	24,795	24,890,461
3.11%, 04/15/20, (3 mo. LIBOR US + 0.320%)(b)(e)	24,650	24,747,614
International Bank for Reconstruction & Development
2.70%, 08/19/19, (1 mo. LIBOR US + 0.195%)(b)	7,000	7,007,350
2.64%, 07/19/19, (3 mo. LIBOR US - 0.120%)(b)	10,068	10,064,476
2.90%, 10/13/20, (3 mo. LIBOR US + 0.100%)(b)	32,347	32,413,635
2.90%, 02/11/21, (3 mo. LIBOR US + 0.280%)(b)	40,070	40,296,395
Series GDIF, 2.64%, 07/19/19, (3 mo. LIBOR US - 0.120%)(b)	40	39,987
International Finance Corp.
2.80%, 12/15/20, (3 mo. LIBOR US + 0.010%)(a)(b)	56,340	56,372,114
2.86%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	63,570	63,716,211
2.97%, 12/15/21, (3 mo. LIBOR US + 0.180%)(b)	39,537	39,745,360

		848,878,128

Sweden — 0.0%
Kommuninvest I Sverige AB, 2.74%, 05/28/19, (3 mo. LIBOR US + 0.030%)(b)(c)	10	10,002

Total Foreign Government Obligations — 10.9% (Cost: $1,176,315,768)		1,177,275,437

U.S. Government Obligations

U.S. Government Obligations — 0.3%
U.S. Treasury Floating Rate Note, 2.45%, 10/31/20, (3 mo. LIBOR US + 0.045%)(b)	40,000	39,962,701

Total U.S. Government Obligations — 0.3% (Cost: $39,964,746)		39,962,701

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)	272,261	$272,343,135
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(g)(h)	285,302	285,302,364

		557,645,499

Total Short-Term Investments — 5.2% (Cost: $557,575,390)		557,645,499

Total Investments in Securities — 102.7% (Cost: $11,126,375,279)		11,095,736,457

Other Assets, Less Liabilities — (2.7)%		(294,101,822)

Net Assets — 100.0%		$ 10,801,634,635

(a)	All or a portion of this security is on loan.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Investments are denominated in U.S. dollars.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

275

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Floating Rate Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	270,591	1,670	(a)	—	272,261	$272,343,135	$254,900	(b)	$(4,117)	$38,796
BlackRock Cash Funds: Treasury, SL Agency Shares	160,265	125,037	(a)	—	285,302	285,302,364	919,826		—	—
PNC Bank N.A.
2.70%, 12/07/18(c)	8,713	—		(8,713)	—	N/A	21,259		2	43
3.00%, 05/19/20(c)	9,395	500		(750)	9,145	N/A	67,228		(1,509)	(3,906)
3.01%, 01/22/21(c)	8,600	—		—	8,600	N/A	60,441		—	(29,225)
3.26%, 07/27/22(c)	17,600	—		(750)	16,850	N/A	129,615		(8,925)	(60,825)

						$557,645,499	$1,453,269		$(14,549)	$(55,117)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,320,852,820	$—	$9,320,852,820
Foreign Government Obligations	—	1,177,275,437	—	1,177,275,437
U.S. Government Obligations	—	39,962,701	—	39,962,701
Money Market Funds	557,645,499	—	—	557,645,499

	$557,645,499	$10,538,090,958	$—	$11,095,736,457

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

276

Schedule of Investments (unaudited) January 31, 2019	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 1.3%
Australia & New Zealand Banking Group Ltd., Series TCD, 3.25%, 06/03/20(a)	AUD	100	$73,596
National Australia Bank Ltd.
0.63%, 08/30/23(a)	EUR	100	114,861
4.00%, 12/16/21	AUD	50	37,762
Westpac Banking Corp., 0.63%, 11/22/24(a)	EUR	100	113,634

			339,853

Austria — 0.9%
Raiffeisen Bank International AG, 0.25%, 07/05/21(a)	EUR	100	114,393
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	120,824

			235,217

Brazil — 0.4%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	USD	100	102,771

Canada — 0.7%
Brookfield Renewable Partners ULC, 4.25%, 01/15/29 (Call 10/15/28)	CAD	75	57,439
Ontario Power Generation Inc., 4.25%, 01/18/49 (Call 07/18/48)	CAD	35	27,926
Toronto-Dominion Bank (The), 1.85%, 09/11/20(b)	USD	100	98,456

			183,821

China — 1.7%
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(a)	USD	200	194,484
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	100	115,404
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	100	113,524

			423,412

Denmark — 0.4%
Orsted AS, 2.25%, 12/31/99 (Call 11/24/24)(a)(c)(d)	EUR	100	110,450

Finland — 0.5%
Nordea Bank Abp, 0.30%, 06/30/22(a)	EUR	100	114,870

France — 8.0%
ALD SA, 1.25%, 10/11/22(a)	EUR	100	114,935
BNP Paribas SA, 1.00%, 04/17/24(a)	EUR	100	113,326
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	200	226,155
2.25%, 04/27/21(a)	EUR	100	119,997
3.63%, 10/13/25 (Call 07/13/25)(e)	USD	150	147,929
Engie SA
0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	100	114,799
1.00%, (Call 11/28/24)(a)(c)(d)(f)	EUR	100	116,191
1.38%, (Call 04/16/23)(a)(c)(d)(f)	EUR	100	108,001
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	100	115,554
1.50%, 03/27/28 (Call 12/27/27)(a)	EUR	100	119,083
HSBC France SA, 0.63%, 12/03/20	EUR	100	116,129
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	100	110,816
SNCF Reseau, 2.25%, 12/20/47(a)	EUR	100	124,800
SNCF Reseau EPIC, 1.00%, 11/09/31(a)	EUR	100	113,555
Societe Du Grand Paris EPIC, 0.13%, 10/05/21(a)	EUR	100	114,610
Unibail-Rodamco SE, 2.50%, 02/26/24(a)	EUR	150	188,339

			2,064,219

Germany — 11.5%
Berlin Hyp AG
0.13%, 05/05/22(a)	EUR	50	57,760
0.13%, 10/23/23	EUR	100	114,845
0.50%, 09/26/23(a)	EUR	100	113,385

Security	Par (000)		Value

Germany (continued)
1.13%, 10/25/27(a)	EUR	100	$113,789
Deutsche Hypothekenbank AG, 0.25%, 12/10/24(a)	EUR	100	114,787
Deutsche Kreditbank AG, 0.75%, 09/26/24(a)	EUR	100	114,194
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	50	59,608
Innogy Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	100	112,867
KfW
0.05%, 05/30/24	EUR	150	173,085
0.13%, 10/27/20(a)	EUR	150	173,846
0.25%, 06/30/25	EUR	200	231,994
0.50%, 09/28/26(a)	EUR	100	117,075
1.88%, 11/30/20	USD	150	148,119
2.00%, 11/30/21(b)	USD	200	196,928
2.00%, 09/29/22	USD	200	195,894
Kreditanstalt fuer Wiederaufbau
0.38%, 07/22/19(a)	EUR	150	172,825
1.63%, 06/05/20(a)	GBP	100	132,667
2.40%, 07/02/20(a)	AUD	150	109,763
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	115,100
0.20%, 12/13/21(a)	EUR	100	114,386
NRW Bank
0.38%, 11/17/26(a)	EUR	50	57,436
0.50%, 09/13/27(a)	EUR	50	57,496
0.75%, 06/30/28(a)	EUR	50	58,366
0.88%, 11/10/25(a)	EUR	75	89,685

			2,945,900

Hong Kong — 0.4%
Rail Transit International Development Co., Ltd., 1.63%, 06/22/22(a)	EUR	100	112,396

India — 0.8%
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(a)	USD	200	195,172

Italy — 2.5%
Enel Finance International NV
1.00%, 09/16/24(a)	EUR	125	142,574
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	150	165,331
Ferrovie dello Stato Italiane SpA, 0.88%, 12/07/23(a)	EUR	100	111,044
Intesa Sanpaolo SpA, 0.88%, 06/27/22(a)	EUR	100	112,506
Iren SpA, 1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	113,254

			644,709

Japan — 1.7%
Mitsubishi UFJ Financial Group Inc.
0.98%, 10/09/23(a)	EUR	100	115,688
2.53%, 09/13/23	USD	200	192,542
Sumitomo Mitsui Financial Group Inc., 0.93%, 10/11/24(a)	EUR	100	114,693

			422,923

Lithuania — 0.5%
Lietuvos Energija UAB, 2.00%, 07/14/27(a)	EUR	100	116,435

Netherlands — 8.0%
ABN AMRO Bank NV
0.63%, 05/31/22(a)	EUR	50	58,034
0.75%, 06/09/20(a)	EUR	50	57,932
0.88%, 04/22/25(a)	EUR	100	115,375
Cooperatieve Rabobank UA, 0.13%, 10/11/21(a)	EUR	100	114,853
ING Groep NV
2.50%, 11/15/30(a)	EUR	100	121,152
4.63%, 01/06/26(e)	USD	200	205,076

277

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
Nederlandse Waterschapsbank NV
0.63%, 07/03/19(a)	EUR	100	$115,257
0.70%, 01/25/23(a)	SEK	550	61,271
1.00%, 09/03/25(a)	EUR	100	120,355
2.13%, 11/15/21(e)	USD	200	197,196
2.38%, 03/24/26(e)	USD	200	194,324
Royal Schiphol Group NV, 1.50%, 11/05/30 (Call 08/05/30)(a)	EUR	100	118,786
TenneT Holding BV
0.75%, 06/26/25 (Call 03/26/25)(a)	EUR	150	172,097
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	165,983
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	100	121,161
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	100	120,766

			2,059,618

Norway — 1.2%
DNB Boligkreditt AS, 0.63%, 06/19/25(a)	EUR	175	203,340
SpareBank 1 Boligkreditt AS, 0.50%, 01/30/25(a)	EUR	100	115,624

			318,964

Portugal — 0.5%
EDP Finance BV, 1.88%, 10/13/25(a)	EUR	100	117,056

South Korea — 0.8%
Hyundai Capital Services Inc., 2.88%, 03/16/21(a)	USD	200	196,914

Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA, 1.38%, 05/14/25(a)	EUR	100	113,843
Iberdrola Finanzas SA
1.00%, 03/07/24 (Call 12/07/23)(a)	EUR	100	116,744
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	100	115,186
1.25%, 09/13/27(a)	EUR	100	114,182
Iberdrola International BV
0.38%, 09/15/25(a)	EUR	100	110,401
1.13%, 04/21/26(a)	EUR	100	115,090
1.88%, (Call 05/22/23)(a)(c)(d)(f)	EUR	100	109,356
2.63%, (Call 03/26/24)(a)(c)(d)(f)	EUR	100	111,949
Naturgy Finance BV Co., 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	100	112,475

			1,019,226

Supranational — 6.9%
European Investment Bank
0.50%, 07/19/22(a)	SEK	400	44,563
0.50%, 11/15/23(a)	EUR	400	472,735
1.13%, 09/16/21(a)	CAD	200	148,795
1.13%, 11/15/32	EUR	50	59,133
1.25%, 11/13/26(a)	EUR	200	247,470
1.50%, 03/02/27	SEK	1,900	220,352
3.00%, 04/23/19(a)	SEK	400	44,509
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	100	116,545
1.38%, 06/23/19	SEK	400	44,447
International Finance Corp., 1.25%, 12/15/23	GBP	50	65,664
Nordea Bank Abp
0.13%, 06/10/24(a)	EUR	50	57,859
0.16%, 04/23/20	SEK	500	55,399
0.38%, 09/19/22(a)	EUR	75	88,035
0.50%, 11/03/25(a)	EUR	100	117,265

			1,782,771

Sweden — 0.9%
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	100	114,876
Svensk Exportkredit AB, 0.38%, 07/03/23(a)	EUR	100	114,498

			229,374

Security	Par (000)		Value

United Kingdom — 2.0%
Barclays PLC, 0.63%, 11/14/23 (Call 11/14/22)(a)(c)(d)	EUR	100	$110,695
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	88	119,197
HSBC Holdings PLC, 1.00%, 12/04/24 (Call 12/04/23)(a)(c)(d)	EUR	100	116,363
SSE PLC, 0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	150	167,226

			513,481

United States — 8.6%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)(b)	USD	50	50,628
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	USD	150	150,508
3.00%, 06/20/27 (Call 03/20/27)	USD	125	122,020
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	USD	100	97,311
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	USD	150	147,978
3.50%, 05/17/22 (Call 05/17/21)(c)(d)	USD	250	251,875
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	USD	150	155,313
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	100	117,095
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	USD	75	75,790
DTE Electric Co., Series A, 4.05%, 05/15/48 (Call 11/15/47)	USD	75	75,338
ERP Operating LP, 4.15%, 12/01/28 (Call 09/01/28)	USD	50	51,686
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	USD	50	50,885
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	USD	50	48,895
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	USD	50	48,889
3.65%, 08/01/48 (Call 02/01/48)	USD	50	46,551
3.95%, 08/01/47 (Call 02/01/47)	USD	200	195,692
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	USD	50	50,958
4.10%, 06/15/48 (Call 12/15/47)	USD	50	50,308
Southern Power Co.
1.85%, 06/20/26	EUR	100	118,310
4.15%, 12/01/25 (Call 09/01/25)	USD	150	149,628
Toyota Motor Credit Corp., 0.01%, 07/21/21(a)	EUR	100	114,564
Westar Energy Inc., 2.55%, 07/01/26 (Call 04/01/26)	USD	50	46,895

			2,217,117

Total Corporate Bonds & Notes — 64.2% (Cost: $16,124,238)			16,466,669

Foreign Government Obligations

Australia — 0.7%
New South Wales Treasury Corp., 3.00%, 11/15/28(a)	AUD	150	112,474
Queensland Treasury Corp., 3.00%, 03/22/24(e)	AUD	100	75,542

			188,016

Belgium — 2.1%
Kingdom of Belgium Government Bond, 1.25%, 04/22/33(a)	EUR	450	531,094

Canada — 2.4%
CPPIB Capital Inc., 3.00%, 06/15/28(a)	CAD	250	195,193
Export Development Canada, 1.80%, 09/01/22	CAD	150	113,474
Province of Ontario Canada
1.95%, 01/27/23	CAD	150	113,135
2.65%, 02/05/25	CAD	100	77,183
Province of Quebec Canada, 2.45%, 03/01/23	CAD	150	115,490

			614,475

China — 0.4%
China Development Bank, 0.38%, 11/16/21(a)	EUR	100	114,522

278

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Denmark — 0.7%
Kommunekredit, 0.75%, 05/18/27(a)	EUR	150	$175,357

Finland — 0.5%
Municipality Finance PLC, 0.75%, 09/07/27(a)	EUR	100	117,446

France — 11.8%
Agence Francaise de Developpement
0.50%, 10/31/25(a)	EUR	100	115,306
1.38%, 09/17/24(a)	EUR	100	121,767
Caisse des Depots et Consignations, 0.20%, 03/01/22(a)	EUR	100	116,392
French Republic Government Bond OAT, 1.75%, 06/25/39(e)	EUR	1,550	1,942,031
Region of Ile de France
0.63%, 04/23/27(a)	EUR	100	115,126
1.38%, 06/20/33(a)	EUR	100	118,431
2.38%, 04/24/26(a)	EUR	100	130,920
SNCF Reseau EPIC, 1.88%, 03/30/34(a)	EUR	100	123,811
Societe Du Grand Paris EPIC, 1.13%, 10/22/28(a)	EUR	200	236,599

			3,020,383

Indonesia — 0.8%
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 03/01/23(a)	USD	200	200,032

Ireland — 1.4%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	300	355,471

Mexico — 0.8%
Nacional Financiera SNC, 3.38%, 11/05/20(a)	USD	200	200,006

Norway — 0.9%
Kommunalbanken AS
1.38%, 10/26/20	USD	200	195,776
2.70%, 09/05/23	AUD	50	36,953

			232,729

Poland — 0.9%
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	100	116,653
1.13%, 08/07/26(a)	EUR	100	117,986

			234,639

Spain — 0.4%
Adif - Alta Velocidad, 1.25%, 05/04/26(a)	EUR	100	116,047

Supranational — 9.8%
Asian Development Bank
0.35%, 07/16/25	EUR	75	86,893
2.45%, 01/17/24	AUD	100	73,219
3.13%, 09/26/28	USD	200	205,440
Series 5Y, 1.88%, 08/10/22	USD	225	219,658
European Bank for Reconstruction & Development, 1.88%, 07/15/21	USD	150	147,540
European Investment Bank
0.50%, 11/13/37	EUR	150	154,575
1.50%, 11/15/47	EUR	100	119,695
2.13%, 04/13/26	USD	200	192,366
2.25%, 03/07/20(a)	GBP	200	267,055
2.38%, 05/24/27	USD	200	194,574
2.70%, 01/12/23(a)	AUD	150	111,058
2.88%, 06/13/25	USD	200	202,668
3.30%, 02/03/28	AUD	100	75,996

Security	Par/ Shares (000)		Value

Supranational (continued)
International Bank for Reconstruction & Development
1.75%, 11/22/21 (Call 05/22/19)	USD	75	$73,198
2.13%, 03/03/25	USD	150	145,983
International Finance Corp.
2.00%, 10/24/22	USD	100	97,973
2.13%, 04/07/26	USD	150	144,848

			2,512,739

Sweden — 1.5%
Kommuninvest I Sverige AB, 1.88%, 06/01/21	USD	200	196,616
Svensk Exportkredit AB, 1.88%, 06/23/20	USD	200	197,906

			394,522

Total Foreign Government Obligations — 35.1% (Cost: $8,721,379)			9,007,478

Municipal Debt Obligations

United States — 0.2%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14		$50	54,506

Total Municipal Debt Obligations — 0.2% (Cost: $51,426)			54,506

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)		354	354,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(g)(h)		363	363,087

			717,263

Total Short-Term Investments — 2.8% (Cost: $717,212)			717,263

Total Investments in Securities — 102.3% (Cost: $25,614,255)			26,245,916

Other Assets, Less Liabilities — (2.3)%			(582,662)

Net Assets — 100.0%			$25,663,254

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Perpetual security with no stated maturity date.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

279

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Global Green Bond ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 11/13/18(a) (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	354	354	$354,176	$38	(b)	$—	$51
BlackRock Cash Funds: Treasury, SL Agency Shares	—	363	363	363,087	1,759		—	—

				$717,263	$1,797		$—	$51

(a)	The Fund commenced operations on November 13, 2018.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	870,000	USD	633,169	JPM	02/04/19	$1,227
CAD	1,105,000	USD	840,330	UBS	02/04/19	1,119
GBP	460,000	USD	603,883	CITI	02/04/19	1,347
USD	3,134,600	EUR	2,730,000	CITI	02/04/19	1,002
USD	3,134,886	EUR	2,730,000	GS	02/04/19	1,289
USD	3,133,849	EUR	2,730,000	MS	02/04/19	251
USD	3,133,917	EUR	2,730,000	TDB	02/04/19	319
USD	3,134,094	EUR	2,730,000	UBS	02/04/19	497
USD	487,002	SEK	4,350,000	TDB	02/04/19	6,193
USD	3,151,032	EUR	2,735,000	BOA	03/04/19	4,185
USD	3,161,872	EUR	2,745,000	CITI	03/04/19	3,519
USD	3,161,592	EUR	2,745,000	JPM	03/04/19	3,240
USD	3,160,889	EUR	2,745,000	TDB	03/04/19	2,537
USD	3,161,403	EUR	2,745,000	UBS	03/04/19	3,050
USD	482,999	SEK	4,350,000	TDB	03/04/19	963

						30,738

EUR	2,735,000	USD	3,143,609	BOA	02/04/19	(4,272)
EUR	2,995,000	USD	3,441,279	CITI	02/04/19	(3,601)
EUR	2,745,000	USD	3,154,142	JPM	02/04/19	(3,327)
EUR	2,745,000	USD	3,153,456	TDB	02/04/19	(2,641)
EUR	2,745,000	USD	3,153,950	UBS	02/04/19	(3,135)
SEK	4,350,000	USD	481,933	TDB	02/04/19	(1,123)
USD	614,551	AUD	870,000	UBS	02/04/19	(19,845)
USD	812,403	CAD	1,105,000	TDB	02/04/19	(29,047)
USD	34,141	EUR	30,000	CITI	02/04/19	(294)
USD	40,116	EUR	35,000	JPM	02/04/19	(58)
USD	588,073	GBP	460,000	JPM	02/04/19	(17,158)
USD	62,004	AUD	85,000	CITI	03/04/19	(7)
USD	633,449	AUD	870,000	JPM	03/04/19	(1,246)
USD	15,239	CAD	20,000	JPM	03/04/19	(1)
USD	840,883	CAD	1,105,000	UBS	03/04/19	(1,143)
USD	287,540	EUR	250,000	CITI	03/04/19	(106)
USD	120,766	EUR	105,000	JPM	03/04/19	(46)

280

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Global Green Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	604,748	GBP	460,000	CITI	03/04/19	$(1,356)

						(88,406)

	Net unrealized depreciation					$(57,668)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$16,466,669	$—	$16,466,669
Foreign Government Obligations	—	9,007,478	—	9,007,478
Municipal Debt Obligations	—	54,506	—	54,506
Money Market Funds	717,263	—	—	717,263

	$717,263	$25,528,653	$—	$26,245,916

Derivative financial instruments
Assets
Forward Foreign Currency Exchange Contracts	$—	$30,738	$—	$30,738
Liabilities
Forward Foreign Currency Exchange Contracts	—	(88,406)	—	(88,406)

	$—	$(57,668)	$—	$(57,668)

Portfolio Abbreviations - Fixed Income

RB	Revenue Bond

Counterparty Abbreviations

BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
GS	Goldman Sachs & Co.
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

281

Schedule of Investments (unaudited) January 31, 2019	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.4%
Government National Mortgage Association
2.50%, 01/15/28	$9	$9,148
2.50%, 02/20/28	19	18,467
2.50%, 01/20/31	290	286,662
2.50%, 04/20/43	33	32,372
2.50%, 01/20/47	421	406,547
2.50%, 02/01/49(a)	267	258,028
3.00%, 07/15/27	14	14,290
3.00%, 09/15/27	17	17,437
3.00%, 01/20/31	398	399,170
3.00%, 07/20/31	626	628,705
3.00%, 02/20/32	525	526,975
3.00%, 09/15/42	9	8,497
3.00%, 10/15/42	77	76,136
3.00%, 01/20/43	914	914,539
3.00%, 07/15/43	144	143,562
3.00%, 09/20/43	1,888	1,886,770
3.00%, 08/20/44	1,070	1,067,277
3.00%, 05/20/45	1,111	1,107,020
3.00%, 10/20/45	462	460,242
3.00%, 02/20/46	1,592	1,585,368
3.00%, 04/20/46	216	215,090
3.00%, 05/20/46	1,355	1,346,261
3.00%, 06/20/46	1,560	1,550,364
3.00%, 07/20/46	2,410	2,394,880
3.00%, 08/20/46	1,529	1,519,395
3.00%, 09/20/46	1,968	1,955,797
3.00%, 12/15/46	455	452,594
3.00%, 12/20/46	1,690	1,679,611
3.00%, 02/15/47	324	322,060
3.00%, 02/20/47	1,060	1,053,517
3.00%, 07/20/47	4,329	4,295,586
3.00%, 02/01/49(a)	1,339	1,329,011
3.50%, 02/15/26	9	9,092
3.50%, 11/15/26	6	6,293
3.50%, 02/20/27	17	17,573
3.50%, 01/20/31	111	113,132
3.50%, 07/20/32	399	407,565
3.50%, 09/15/41	12	12,350
3.50%, 09/15/42	37	37,866
3.50%, 10/15/42	14	14,258
3.50%, 11/15/42	79	80,711
3.50%, 03/15/43	805	818,619
3.50%, 05/15/43	69	69,887
3.50%, 06/15/43	183	186,389
3.50%, 04/20/45	1,113	1,130,949
3.50%, 11/20/45	41	42,037
3.50%, 12/20/45	281	285,417
3.50%, 03/20/46	1,539	1,560,337
3.50%, 04/20/46	242	245,591
3.50%, 06/20/46	2,460	2,494,395
3.50%, 07/20/46	14,708	14,915,836
3.50%, 10/20/46	585	593,429
3.50%, 11/20/46	42	42,547
3.50%, 12/20/46	539	546,752
3.50%, 01/20/47	215	218,247
3.50%, 02/20/47	560	567,766
3.50%, 03/20/47	1,995	2,020,096

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/20/47	$285	$289,046
3.50%, 08/20/47	1,211	1,227,286
3.50%, 10/20/47	536	544,765
3.50%, 12/15/47	699	708,955
3.50%, 12/20/47	825	836,585
3.50%, 01/20/48	4,185	4,237,505
3.50%, 04/20/48	239	242,926
3.50%, 02/01/49(a)	5,657	5,728,689
4.00%, 03/20/26	6	6,287
4.00%, 07/20/26	5	4,880
4.00%, 02/15/41	18	18,923
4.00%, 03/15/41	21	21,763
4.00%, 04/15/41	69	71,248
4.00%, 05/15/41	15	15,238
4.00%, 12/15/41	20	20,604
4.00%, 01/15/42	13	13,454
4.00%, 02/15/42	46	46,873
4.00%, 03/15/42	88	91,947
4.00%, 05/15/42	17	17,916
4.00%, 08/15/42	23	23,428
4.00%, 09/20/42	432	447,756
4.00%, 04/15/44	133	138,109
4.00%, 05/15/44	92	95,300
4.00%, 08/20/44	78	80,408
4.00%, 10/20/44	838	866,925
4.00%, 08/15/45	6,314	6,527,510
4.00%, 09/20/45	2,335	2,412,425
4.00%, 10/20/45	20	21,115
4.00%, 01/20/46	34	34,809
4.00%, 03/20/46	391	403,583
4.00%, 07/20/46	40	41,463
4.00%, 09/20/46	1,158	1,195,361
4.00%, 11/20/46	481	496,766
4.00%, 12/15/46	74	76,060
4.00%, 08/20/47	35	35,932
4.00%, 11/20/47	569	585,710
4.00%, 03/20/48	1,640	1,688,851
4.00%, 04/20/48	1,316	1,358,205
4.00%, 05/20/48	4,384	4,526,313
4.00%, 11/20/48	1,824	1,883,633
4.00%, 02/01/49(a)	624	642,013
4.50%, 04/15/24	8	8,485
4.50%, 07/20/24	5	5,296
4.50%, 08/15/39	248	260,403
4.50%, 07/15/40	68	71,929
4.50%, 08/15/40	111	116,341
4.50%, 11/20/45	645	675,431
4.50%, 08/20/46	1,131	1,185,523
4.50%, 09/20/46	175	184,014
4.50%, 10/20/46	189	198,084
4.50%, 11/20/46	210	219,921
4.50%, 04/20/47	28	28,992
4.50%, 06/20/47	34	35,102
4.50%, 02/20/48	2,338	2,432,397
4.50%, 06/20/48	200	207,858
4.50%, 07/20/48	1,254	1,302,927
4.50%, 08/20/48	802	833,270
4.50%, 10/20/48	153	158,509

282

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® GNMA Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 12/20/48	$2,791	$2,899,573
4.50%, 01/20/49	1,224	1,272,323
4.50%, 02/01/49(a)	5	5,191
5.00%, 07/15/39	51	54,451
5.00%, 07/20/42	274	291,118
5.00%, 07/20/46	128	136,595
5.00%, 04/20/48	320	335,759
5.00%, 05/20/48	2,034	2,133,925
5.00%, 11/20/48	630	659,417
5.00%, 02/01/49(a)	793	828,066
5.50%, 10/15/38	36	39,808
5.50%, 07/20/40	438	476,897
5.50%, 02/01/49(a)	280	298,823
6.00%, 09/20/38	43	48,398
6.00%, 02/01/49(a)	200	214,764

		109,744,667

Total U.S. Government Agency Obligations — 99.4% (Cost: $109,473,130)		109,744,667

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 13.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	14,492	$14,491,977

Total Short-Term Investments — 13.1% (Cost: $14,491,977)		14,491,977

Total Investments in Securities — 112.5% (Cost: $123,965,107)		124,236,644

Other Assets, Less Liabilities — (12.5)%		(13,799,190)

Net Assets — 100.0%		$110,437,454

(a)	TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	16,495	(2,003)	14,492	$14,491,977	$130,795	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$109,744,667	$—	$109,744,667
Money Market Funds	14,491,977	—	—	14,491,977

	$14,491,977	$109,744,667	$—	$124,236,644

283

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc., 6.25%, 07/15/19	$856	$867,436

Aerospace & Defense — 1.1%
Boeing Capital Corp., 4.70%, 10/27/19	855	867,380
Boeing Co. (The), 6.00%, 03/15/19(a)	1,028	1,031,639
Lockheed Martin Corp., 4.25%, 11/15/19	2,531	2,558,537
Northrop Grumman Corp., 5.05%, 08/01/19(a)	1,125	1,136,846
Rockwell Collins Inc.
1.95%, 07/15/19(a)	752	748,857
5.25%, 07/15/19(a)	407	410,435
United Technologies Corp., 1.50%, 11/01/19(a)	1,826	1,806,645

		8,560,339

Agriculture — 1.0%
Altria Group Inc., 9.25%, 08/06/19	2,268	2,338,603
Philip Morris International Inc.
1.38%, 02/25/19	1,469	1,467,575
1.63%, 02/21/19(a)	1,630	1,628,924
1.88%, 11/01/19	1,150	1,141,548
Reynolds American Inc., 8.13%, 06/23/19(a)	968	986,411

		7,563,061

Airlines — 0.1%
Continental Airlines Inc. Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	313	321,449
Southwest Airlines Co., 2.75%, 11/06/19 (Call 10/06/19)	814	812,893

		1,134,342

Auto Manufacturers — 3.9%
American Honda Finance Corp.
1.20%, 07/12/19	2,470	2,453,303
1.70%, 02/22/19	1,150	1,149,299
2.00%, 11/13/19(a)	546	542,588
2.25%, 08/15/19(a)	1,780	1,774,713
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,520	1,507,566
2.02%, 05/03/19	1,600	1,594,432
2.26%, 03/28/19	950	948,366
2.38%, 03/12/19(a)	2,950	2,947,404
2.60%, 11/04/19	2,485	2,466,661
General Motors Financial Co. Inc.
2.35%, 10/04/19	1,741	1,730,606
2.40%, 05/09/19(a)	2,183	2,179,878
3.50%, 07/10/19(a)	1,502	1,503,787
PACCAR Financial Corp., 1.30%, 05/10/19	1,127	1,122,909
Toyota Motor Credit Corp.
1.40%, 05/20/19	1,993	1,985,586
1.55%, 10/18/19(a)	2,359	2,340,057
1.70%, 02/19/19(a)	2,462	2,461,040
2.13%, 07/18/19(a)	2,304	2,298,286

		31,006,481

Banks — 30.6%
Australia & New Zealand Banking Group Ltd./ New York NY
1.60%, 07/15/19(a)	1,075	1,069,668
2.05%, 09/23/19(a)	2,115	2,104,975
2.25%, 06/13/19(a)	2,325	2,321,048
Bank of America Corp.
7.63%, 06/01/19	3,135	3,182,244
Series L, 2.65%, 04/01/19	3,500	3,499,545

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
1.50%, 07/18/19(a)	$2,876	$2,860,125
1.75%, 09/11/19(a)	1,723	1,713,058
2.10%, 12/12/19	2,399	2,386,597
Bank of New York Mellon Corp. (The)
2.20%, 03/04/19 (Call 02/04/19)(a)	524	523,832
2.30%, 09/11/19 (Call 08/11/19)(a)	2,427	2,419,962
5.45%, 05/15/19(a)	1,156	1,164,728
Series G, 2.20%, 05/15/19 (Call 04/15/19)(a)	1,887	1,884,358
Bank of Nova Scotia (The)
1.65%, 06/14/19(a)	2,830	2,817,661
2.05%, 06/05/19(a)	2,362	2,356,756
Barclays Bank PLC
2.50%, 02/20/19	325	324,916
6.75%, 05/22/19(a)	640	647,040
Barclays PLC, 2.75%, 11/08/19(a)	4,400	4,388,516
BB&T Corp.
2.25%, 02/01/19(a)	2,230	2,230,000
5.25%, 11/01/19	215	218,541
6.85%, 04/30/19(a)	1,363	1,376,139
BNP Paribas SA, 2.45%, 03/17/19	1,741	1,740,495
BPCE SA, 2.50%, 07/15/19(a)	2,600	2,596,594
Branch Banking & Trust Co., 1.45%, 05/10/19 (Call 04/10/19)(a)	2,575	2,566,425
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19(a)	2,381	2,364,333
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)(a)	2,865	2,845,862
2.40%, 09/05/19 (Call 08/15/19)	1,070	1,066,597
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)(a)	2,475	2,459,259
2.00%, 03/20/19 (Call 02/20/19)(a)	225	224,777
Citigroup Inc.
2.05%, 06/07/19	1,594	1,589,537
2.50%, 07/29/19	4,760	4,751,718
2.55%, 04/08/19	4,465	4,463,437
8.50%, 05/22/19(a)	1,976	2,009,414
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	1,225	1,220,076
2.50%, 03/14/19 (Call 02/14/19)(a)	2,040	2,039,633
Comerica Inc., 2.13%, 05/23/19 (Call 04/23/19)(a)	1,169	1,166,592
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19(a)	1,265	1,263,975
2.25%, 03/13/19	2,725	2,723,692
2.30%, 09/06/19(a)	2,350	2,342,950
Compass Bank, 2.75%, 09/29/19 (Call 08/29/19)	1,100	1,095,996
Cooperatieve Rabobank UA/NY, 1.38%, 08/09/19(a)	1,905	1,891,570
Credit Suisse AG/New York NY
2.30%, 05/28/19	5,385	5,377,299
5.30%, 08/13/19(a)	2,630	2,663,664
Deutsche Bank AG, 2.85%, 05/10/19(a)	3,459	3,453,224
Deutsche Bank AG/London, 2.50%, 02/13/19	2,940	2,938,324
Fifth Third Bancorp., 2.30%, 03/01/19(a)	2,028	2,027,534
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)(a)	1,385	1,374,197
2.30%, 03/15/19 (Call 02/15/19)(a)	1,045	1,044,624
2.38%, 04/25/19 (Call 03/25/19)(a)	1,115	1,114,186
First Republic Bank/CA, 2.38%, 06/17/19 (Call 05/17/19)(a)	695	693,075
First Tennessee Bank N.A., 2.95%, 12/01/19 (Call 11/01/19)	1,250	1,247,763

284

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19(a)	$880	$876,348
2.00%, 04/25/19 (Call 03/25/19)(a)	1,180	1,177,959
2.30%, 12/13/19 (Call 11/13/19)	4,909	4,883,571
2.55%, 10/23/19(a)	4,074	4,061,778
7.50%, 02/15/19(a)	4,932	4,938,954
HSBC USA Inc.
2.25%, 06/23/19(a)	875	873,119
2.38%, 11/13/19(a)	2,020	2,012,243
Huntington National Bank (The), 2.20%, 04/01/19 (Call 03/01/19)	690	689,345
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)(a)	2,116	2,113,990
2.20%, 10/22/19	3,684	3,668,048
6.30%, 04/23/19(a)	5,212	5,253,018
JPMorgan Chase Bank N.A., 1.65%, 09/23/19 (Call 08/23/19)	2,485	2,467,555
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	785	780,266
2.35%, 03/08/19(a)	1,900	1,899,715
2.50%, 12/15/19(a)	1,495	1,490,485
Manufacturers & Traders Trust Co., 2.25%, 07/25/19 (Call 06/25/19)	1,385	1,382,452
Morgan Stanley
2.38%, 07/23/19(a)	5,503	5,491,829
2.45%, 02/01/19(a)	3,385	3,385,000
5.63%, 09/23/19	5,170	5,255,874
7.30%, 05/13/19(a)	5,290	5,356,442
MUFG Union Bank N.A., 2.25%, 05/06/19 (Call 04/06/19)(a)	500	498,980
National Australia Bank Ltd./New York, 1.38%, 07/12/19(a)	2,888	2,870,730
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)(a)	1,670	1,660,264
1.95%, 03/04/19 (Call 02/02/19)(a)	1,805	1,804,043
2.25%, 07/02/19 (Call 06/02/19)(a)	2,055	2,050,849
2.40%, 10/18/19 (Call 09/18/19)(a)	2,405	2,398,218
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19	1,270	1,287,234
6.88%, 05/15/19(a)	1,006	1,017,237
Royal Bank of Canada
1.50%, 07/29/19(a)	2,837	2,821,595
1.63%, 04/15/19(a)	2,208	2,203,672
2.15%, 03/15/19	1,719	1,718,123
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19(a)	1,320	1,347,377
Santander UK PLC
2.35%, 09/10/19	1,715	1,708,517
2.50%, 03/14/19(a)	2,955	2,954,202
Skandinaviska Enskilda Banken AB, 1.50%, 09/13/19(a)	1,150	1,140,133
Sumitomo Mitsui Banking Corp.
2.09%, 10/18/19(a)	1,425	1,416,707
2.25%, 07/11/19	2,005	2,000,288
SunTrust Banks Inc., 2.50%, 05/01/19 (Call 04/01/19)(a)	1,775	1,773,829
Svenska Handelsbanken AB
1.50%, 09/06/19	1,500	1,488,090
2.25%, 06/17/19	2,495	2,490,659
Toronto-Dominion Bank (The)
1.45%, 08/13/19	3,495	3,471,618
1.90%, 10/24/19	1,809	1,798,200
2.13%, 07/02/19(a)	3,148	3,141,389
2.25%, 11/05/19(a)	2,696	2,686,726
U.S. Bancorp., 2.20%, 04/25/19 (Call 03/25/19)	2,996	2,993,034

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)(a)	$1,475	$1,470,973
2.13%, 10/28/19 (Call 09/28/19)(a)	3,344	3,328,350
UBS AG/Stamford CT, 2.38%, 08/14/19(a)	4,235	4,228,393
Wells Fargo & Co., 2.13%, 04/22/19(a)	3,654	3,649,725
Wells Fargo Bank N.A.
1.75%, 05/24/19(a)	2,510	2,502,771
2.15%, 12/06/19	6,425	6,388,956
Westpac Banking Corp.
1.60%, 08/19/19	2,770	2,752,937
1.65%, 05/13/19	1,843	1,837,305
4.88%, 11/19/19	3,817	3,878,110

		242,683,756

Beverages — 1.6%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19(a)	1,936	1,993,480
Coca-Cola Co. (The), 1.38%, 05/30/19(a)	2,044	2,035,742
Constellation Brands Inc., 3.88%, 11/15/19	2,260	2,272,091
Molson Coors Brewing Co.
1.45%, 07/15/19	1,854	1,838,074
1.90%, 03/15/19	589	588,281
PepsiCo Inc.
1.35%, 10/04/19	1,658	1,643,924
1.50%, 02/22/19	1,262	1,261,256
1.55%, 05/02/19(a)	1,302	1,298,823

		12,931,671

Biotechnology — 1.3%
Amgen Inc.
1.90%, 05/10/19	1,219	1,215,940
2.20%, 05/22/19 (Call 04/22/19)	3,289	3,283,080
5.70%, 02/01/19	1,590	1,590,000
Celgene Corp., 2.25%, 05/15/19	1,466	1,463,332
Gilead Sciences Inc.
1.85%, 09/20/19(a)	2,153	2,140,426
2.05%, 04/01/19	618	617,444

		10,310,222

Chemicals — 0.6%
Air Products & Chemicals Inc., 4.38%, 08/21/19	150	151,036
FMC Corp., 5.20%, 12/15/19	50	50,654
LyondellBasell Industries NV, 5.00%, 04/15/19 (Call 02/09/19)	1,518	1,518,091
Methanex Corp., 3.25%, 12/15/19	1,580	1,574,707
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	700	696,493
RPM International Inc., 6.13%, 10/15/19	497	505,116

		4,496,097

Computers — 3.5%
Apple Inc.
1.10%, 08/02/19(a)	1,904	1,889,263
1.50%, 09/12/19(a)	300	297,966
1.55%, 02/08/19(a)	1,030	1,029,897
1.70%, 02/22/19(a)	1,572	1,571,246
1.80%, 11/13/19	4,459	4,429,482
2.10%, 05/06/19	3,857	3,853,027
Dell International LLC/EMC Corp., 3.48%, 06/01/19(b)	7,311	7,313,559
IBM Credit LLC, 1.63%, 09/06/19(a)	1,895	1,882,758
International Business Machines Corp.
1.80%, 05/17/19	1,930	1,925,291
1.88%, 05/15/19	955	952,918

285

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
1.95%, 02/12/19	$1,225	$1,224,816
8.38%, 11/01/19(a)	1,237	1,287,890

		27,658,113

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co., 1.75%, 03/15/19	401	400,655
Procter & Gamble Co. (The)
1.75%, 10/25/19	819	813,382
1.90%, 11/01/19	1,523	1,513,207
Unilever Capital Corp.
2.20%, 03/06/19	1,095	1,094,726
4.80%, 02/15/19(a)	1,400	1,400,854

		5,222,824

Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.75%, 05/15/19	1,565	1,566,158
Aircastle Ltd., 6.25%, 12/01/19(a)	838	855,724
American Express Co., 8.13%, 05/20/19(a)	1,333	1,353,568
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)(a)	1,836	1,821,037
1.88%, 05/03/19 (Call 04/03/19)(a)	2,586	2,580,699
2.13%, 03/18/19(a)	2,320	2,318,840
2.25%, 08/15/19(a)	2,979	2,971,612
Ameriprise Financial Inc., 7.30%, 06/28/19(a)	1,231	1,251,841
Capital One Bank USA N.A., 2.30%, 06/05/19 (Call 05/05/19)(a)	1,570	1,567,064
Capital One Financial Corp., 2.45%, 04/24/19 (Call 03/24/19)	2,407	2,405,050
Cboe Global Markets Inc., 1.95%, 06/28/19	494	491,920
International Lease Finance Corp.
5.88%, 04/01/19	1,657	1,663,396
6.25%, 05/15/19	2,415	2,434,175
Jefferies Group LLC, 8.50%, 07/15/19	1,361	1,392,480
Mastercard Inc., 2.00%, 04/01/19(a)	971	970,029
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	925	915,944
1.65%, 02/08/19	635	634,924
2.15%, 02/01/19	515	515,000
2.30%, 11/15/19 (Call 10/15/19)	1,063	1,059,492
Nomura Holdings Inc., 2.75%, 03/19/19(a)	1,544	1,543,753
Synchrony Financial, 3.00%, 08/15/19 (Call 07/15/19)	2,362	2,357,228
TD Ameritrade Holding Corp., 5.60%, 12/01/19(a)	13	13,289

		32,683,223

Electric — 3.2%
Arizona Public Service Co., 8.75%, 03/01/19	350	351,533
Consolidated Edison Co. of New York Inc., 6.65%, 04/01/19(a)	535	538,082
Dominion Energy Inc.
2.96%, 07/01/19(c)	642	641,730
5.20%, 08/15/19	834	842,674
Series B, 1.60%, 08/15/19	1,904	1,888,692
DTE Energy Co.
1.50%, 10/01/19	1,129	1,116,626
2.40%, 12/01/19 (Call 11/01/19)	575	570,118
Duke Energy Corp., 5.05%, 09/15/19	732	741,165
Duke Energy Ohio Inc., 5.45%, 04/01/19	955	959,126
Emera U.S. Finance LP, 2.15%, 06/15/19(a)	1,446	1,439,782
Entergy Texas Inc., 7.13%, 02/01/19	398	398,000
Eversource Energy, 4.50%, 11/15/19	557	562,654
Exelon Generation Co. LLC, 5.20%, 10/01/19	1,299	1,314,731

Security	Par (000)	Value

Electric (continued)
Georgia Power Co., 4.25%, 12/01/19	$658	$664,896
Jersey Central Power & Light Co., 7.35%, 02/01/19	310	310,000
Kansas City Power & Light Co., 7.15%, 04/01/19	125	125,816
MidAmerican Energy Co., 2.40%, 03/15/19 (Call 02/15/19)	1,682	1,681,613
Nevada Power Co., 7.13%, 03/15/19(a)	488	490,308
NextEra Energy Capital Holdings Inc. 2.30%, 04/01/19	875	874,186
2.40%, 09/15/19 (Call 08/15/19)	805	800,371
2.70%, 09/15/19 (Call 08/14/19)	940	937,697
Oglethorpe Power Corp., 6.10%, 03/15/19(a)	449	450,482
Portland General Electric Co., 6.10%, 04/15/19	50	50,307
Progress Energy Inc. 4.88%, 12/01/19	932	945,644
7.05%, 03/15/19	665	668,012
Public Service Co. of Colorado, 5.13%, 06/01/19(a)	865	871,271
Public Service Enterprise Group Inc., 1.60%, 11/15/19(a)	802	791,823
Sempra Energy 1.63%, 10/07/19	1,095	1,083,820
9.80%, 02/15/19	895	896,808
Southern Power Co., Series D, 1.95%, 12/15/19	1,470	1,456,167
Union Electric Co., 6.70%, 02/01/19	620	620,000

		25,084,134

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 6.00%, 12/15/19(a)	250	255,573
Emerson Electric Co., 4.88%, 10/15/19	674	683,591

		939,164

Electronics — 0.5%
Honeywell International Inc. 1.40%, 10/30/19	2,786	2,758,920
1.80%, 10/30/19(a)	1,023	1,015,880
Keysight Technologies Inc., 3.30%, 10/30/19 (Call 09/30/19)(a)	425	424,350

		4,199,150

Environmental Control — 0.1%
Republic Services Inc., 5.50%, 09/15/19	1,010	1,025,110

Food — 1.0%
Campbell Soup Co., 4.50%, 02/15/19(a)	487	487,170
General Mills Inc. 2.20%, 10/21/19	1,263	1,255,435
5.65%, 02/15/19	1,677	1,678,258
Kellogg Co., 4.15%, 11/15/19	668	673,644
Sysco Corp., 1.90%, 04/01/19(a)	1,456	1,453,365
Tyson Foods Inc., 2.65%, 08/15/19 (Call 07/15/19)	2,248	2,243,864

		7,791,736

Gas — 0.2%
Atmos Energy Corp., 8.50%, 03/15/19	405	407,608
Dominion Energy Gas Holdings LLC, 2.50%,12/15/19 (Call 11/15/19)	1,111	1,106,578
Southern Co. Gas Capital Corp., 5.25%, 08/15/19	235	237,726

		1,751,912

Health Care - Products — 0.9%
Becton Dickinson and Co.
2.13%, 06/06/19	880	877,193
2.68%, 12/15/19	2,738	2,723,133
Medtronic Global Holdings SCA, 1.70%, 03/28/19(a)	1,775	1,772,657
Stryker Corp., 2.00%, 03/08/19	1,672	1,671,013
Zimmer Biomet Holdings Inc., 4.63%, 11/30/19(a)	454	459,393

		7,503,389

286

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 1.1%
Aetna Inc., 2.20%, 03/15/19 (Call 02/15/19)(a)	$946	$945,073
Anthem Inc., 2.25%, 08/15/19	1,639	1,634,460
Dignity Health, 2.64%, 11/01/19	307	306,312
Humana Inc., 2.63%, 10/01/19	1,020	1,017,450
Quest Diagnostics Inc., 2.70%, 04/01/19(a)	774	773,149
UnitedHealth Group Inc.
1.63%, 03/15/19(a)	1,047	1,045,911
1.70%, 02/15/19(a)	1,791	1,790,499
2.30%, 12/15/19	1,268	1,263,029

		8,775,883

Holding Companies - Diversified — 0.1%
FS KKR Capital Corp., 4.00%, 07/15/19	600	601,080

Home Builders — 0.1%
DR Horton Inc., 3.75%, 03/01/19	1,007	1,006,909

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 2.45%, 12/15/19 (Call 11/15/19)	640	636,953
Kimberly-Clark Corp.
1.40%, 02/15/19	506	505,798
1.90%, 05/22/19(a)	725	723,028

		1,865,779

Insurance — 1.9%
Allstate Corp. (The), 7.45%, 05/16/19	611	618,821
American International Group Inc., 2.30%, 07/16/19 (Call 06/16/19)	2,415	2,408,962
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19(a)	1,640	1,628,225
1.70%, 03/15/19	2,432	2,429,957
Berkshire Hathaway Inc., 2.10%, 08/14/19	1,747	1,740,571
Chubb INA Holdings Inc., 5.90%, 06/15/19	332	335,596
Marsh & McLennan Companies Inc., 2.35%, 09/10/19 (Call 08/10/19)	995	991,567
Protective Life Corp., 7.38%, 10/15/19(a)	822	845,739
Prudential Financial Inc.
2.35%, 08/15/19	863	860,609
7.38%, 06/15/19(a)	1,576	1,601,027
Reinsurance Group of America Inc., 6.45%, 11/15/19(a)	345	353,777
Travelers Companies Inc. (The), 5.90%, 06/02/19	801	808,722
WR Berkley Corp., 7.38%, 09/15/19(a)	305	312,393

		14,935,966

Internet — 1.4%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	4,700	4,684,208
Amazon.com Inc., 2.60%, 12/05/19 (Call 11/05/19)	2,842	2,839,812
Baidu Inc., 2.75%, 06/09/19(a)	950	949,164
eBay Inc., 2.20%, 08/01/19 (Call 07/01/19)(a)	2,382	2,372,972

		10,846,156

Lodging — 0.1%
Marriott International Inc./MD, 3.00%, 03/01/19	948	948,275

Machinery — 1.7%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	1,446	1,440,187
1.90%, 03/22/19	1,070	1,069,090
2.00%, 11/29/19(a)	994	987,291
2.10%, 06/09/19(a)	1,482	1,478,591
2.25%, 12/01/19	1,105	1,100,105
7.15%, 02/15/19(a)	2,291	2,294,024
CNH Industrial Capital LLC, 3.38%, 07/15/19	700	700,217
Deere & Co., 4.38%, 10/16/19(a)	787	795,500

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
1.25%, 10/09/19(a)	$906	$896,650
1.95%, 03/04/19(a)	875	874,501
2.25%, 04/17/19	494	493,590
2.30%, 09/16/19	1,289	1,285,520

		13,415,266

Manufacturing — 1.0%
3M Co., 1.63%, 06/15/19	1,085	1,080,595
Eaton Corp., 6.95%, 03/20/19	608	611,101
General Electric Co.
2.10%, 12/11/19	1,607	1,591,010
6.00%, 08/07/19	2,119	2,146,738
Illinois Tool Works Inc.
1.95%, 03/01/19	740	739,674
6.25%, 04/01/19(a)	1,381	1,388,706

		7,557,824

Media — 2.2%
21st Century Fox America Inc., 6.90%, 03/01/19	724	726,179
CBS Corp., 2.30%, 08/15/19 (Call 07/15/19)	1,327	1,320,896
Comcast Corp., 5.70%, 07/01/19(a)	1,927	1,949,122
Discovery Communications LLC
2.20%, 09/20/19	1,431	1,421,684
2.75%, 11/15/19 (Call 10/15/19)(a)(b)	1,019	1,013,620
5.63%, 08/15/19(a)	575	582,216
Time Warner Cable LLC
8.25%, 04/01/19	3,502	3,530,787
8.75%, 02/14/19	2,460	2,464,158
Walt Disney Co. (The)
0.88%, 07/12/19(a)	845	838,510
1.85%, 05/30/19(a)	1,483	1,479,248
5.50%, 03/15/19(a)	659	661,076
Warner Media LLC, 2.10%, 06/01/19	1,636	1,631,108

		17,618,604

Mining — 0.3%
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19	1,507	1,515,982
Newmont Mining Corp., 5.13%, 10/01/19	686	693,717

		2,209,699

Oil & Gas — 4.6%
Anadarko Petroleum Corp.
6.95%, 06/15/19	728	737,581
8.70%, 03/15/19	1,026	1,032,587
BP Capital Markets PLC
1.68%, 05/03/19(a)	1,674	1,669,698
1.77%, 09/19/19	1,268	1,259,631
2.24%, 05/10/19	1,609	1,606,989
4.75%, 03/10/19(a)	1,464	1,466,928
Cenovus Energy Inc., 5.70%, 10/15/19	842	853,670
Chevron Corp.
1.56%, 05/16/19	2,270	2,263,349
1.69%, 02/28/19(a)	876	875,413
2.19%, 11/15/19 (Call 10/15/19)	2,118	2,110,163
4.95%, 03/03/19	1,707	1,710,277
Encana Corp., 6.50%, 05/15/19	747	753,574
EOG Resources Inc., 5.63%, 06/01/19(a)	1,595	1,608,302
EQT Corp., 8.13%, 06/01/19	670	679,132
Exxon Mobil Corp.
1.71%, 03/01/19	2,076	2,075,024
1.82%, 03/15/19 (Call 02/15/19)	2,543	2,541,195
Husky Energy Inc., 7.25%, 12/15/19(a)	2,317	2,393,183

287

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
1.38%, 05/10/19	$3,058	$3,048,306
1.38%, 09/12/19	2,190	2,172,502
4.30%, 09/22/19	3,437	3,470,339
Total Capital International SA, 2.10%, 06/19/19(a)	1,852	1,848,389

		36,176,232

Packaging & Containers — 0.3%
Bemis Co. Inc., 6.80%, 08/01/19(a)	991	1,007,787
WestRock RKT Co., 4.45%, 03/01/19(a)	1,314	1,315,393

		2,323,180

Pharmaceuticals — 4.5%
AstraZeneca PLC, 1.95%, 09/18/19	1,953	1,941,790
Bristol-Myers Squibb Co.
1.60%, 02/27/19	1,601	1,599,463
1.75%, 03/01/19	749	748,491
Cardinal Health Inc.
1.95%, 06/14/19(a)	1,850	1,844,024
2.40%, 11/15/19(a)	1,222	1,216,953
CVS Health Corp., 2.25%, 08/12/19 (Call 07/12/19)(a)	2,183	2,175,490
Eli Lilly & Co., 1.95%, 03/15/19(a)	995	994,294
Express Scripts Holding Co., 2.25%, 06/15/19	1,774	1,769,902
Express Scripts Inc., 7.25%, 06/15/19	282	285,838
Johnson & Johnson
1.13%, 03/01/19(a)	1,034	1,033,007
1.88%, 12/05/19(a)	1,562	1,551,035
McKesson Corp., 2.28%, 03/15/19(a)	1,893	1,891,921
Mead Johnson Nutrition Co., 4.90%, 11/01/19(a)	1,287	1,304,902
Mylan NV, 2.50%, 06/07/19(a)	997	993,999
Novartis Securities Investment Ltd., 5.13%, 02/10/19	4,310	4,311,552
Pfizer Inc.
1.45%, 06/03/19	1,366	1,360,577
1.70%, 12/15/19(a)	2,588	2,565,070
2.10%, 05/15/19	2,519	2,515,473
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	5,887	5,841,023

		35,944,804

Pipelines — 2.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19 (Call 09/15/19)	1,053	1,065,078
Boardwalk Pipelines LP, 5.75%, 09/15/19	725	736,035
Enable Midstream Partners LP, 2.40%, 05/15/19 (Call 04/15/19)	742	739,321
Enbridge Energy Partners LP, 9.88%, 03/01/19	837	841,093
Energy Transfer Operating LP
9.00%, 04/15/19	695	702,728
9.70%, 03/15/19	662	666,707
Enterprise Products Operating LLC, 2.55%, 10/15/19 (Call 09/15/19)	1,626	1,621,480
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,432	1,432,000
9.00%, 02/01/19	785	785,000
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)(a)	3,203	3,202,904
Magellan Midstream Partners LP, 6.55%, 07/15/19	408	414,202
ONEOK Partners LP, 8.63%, 03/01/19	628	630,386
Plains All American Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19 (Call 11/15/19)	1,311	1,301,849
TransCanada PipeLines Ltd., 2.13%, 11/15/19	1,568	1,558,153

		15,696,936

Security	Par (000)	Value

Real Estate Investment Trusts — 1.3%
American Tower Corp., 3.40%, 02/15/19	$1,672	$1,672,000
ERP Operating LP, 2.38%, 07/01/19 (Call 06/01/19)(a)	1,251	1,248,335
Office Properties Income Trust, 3.75%, 08/15/19 (Call 07/15/19)	1,375	1,374,505
Senior Housing Properties Trust, 3.25%, 05/01/19 (Call 02/01/19)	767	764,860
Simon Property Group LP, 2.20%, 02/01/19	1,751	1,751,000
VEREIT Operating Partnership LP, 3.00%, 02/06/19	1,302	1,301,961
Welltower Inc., 4.13%, 04/01/19 (Call 03/18/19)(a)	770	770,547
Weyerhaeuser Co., 7.38%, 10/01/19(a)	1,054	1,083,438

		9,966,646

Retail — 1.8%
Costco Wholesale Corp., 1.70%, 12/15/19(a)	2,839	2,813,506
Home Depot Inc. (The), 2.00%, 06/15/19 (Call 05/15/19)(a)	2,264	2,258,114
Lowe’s Companies Inc., 1.15%, 04/15/19	542	540,233
McDonald’s Corp.
1.88%, 05/29/19	655	653,225
5.00%, 02/01/19	635	635,000
QVC Inc., 3.13%, 04/01/19	375	374,700
Target Corp., 2.30%, 06/26/19(a)	1,690	1,686,924
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	2,562	2,557,568
Walmart Inc.
1.75%, 10/09/19(a)	2,039	2,026,684
4.13%, 02/01/19	813	813,000

		14,358,954

Semiconductors — 0.3%
Texas Instruments Inc., 1.65%, 08/03/19	1,400	1,392,860
Xilinx Inc., 2.13%, 03/15/19	873	872,197

		2,265,057

Software — 2.0%
CA Inc., 5.38%, 12/01/19	1,620	1,642,194
Microsoft Corp.
1.10%, 08/08/19(a)	4,612	4,577,917
4.20%, 06/01/19(a)	2,260	2,272,046
Oracle Corp.
2.25%, 10/08/19(a)	4,136	4,129,507
5.00%, 07/08/19	3,383	3,415,443

		16,037,107

Telecommunications — 3.6%
America Movil SAB de CV, 5.00%, 10/16/19	1,100	1,114,069
AT&T Inc., 2.30%, 03/11/19	2,156	2,155,396
British Telecommunications PLC, 2.35%, 02/14/19(a)	1,237	1,236,728
Cisco Systems Inc.
1.40%, 09/20/19(a)	3,367	3,341,748
1.60%, 02/28/19	1,752	1,750,809
2.13%, 03/01/19	3,082	3,081,414
4.95%, 02/15/19(a)	4,130	4,132,850
Deutsche Telekom International Finance BV, 6.00%, 07/08/19	1,665	1,686,079
Juniper Networks Inc., 3.13%, 02/26/19	1,155	1,155,266
Orange SA
1.63%, 11/03/19(a)	2,424	2,398,087
2.75%, 02/06/19(a)	2,058	2,057,918
5.38%, 07/08/19(a)	2,220	2,242,799
Telefonica Emisiones SAU, 5.88%, 07/15/19(a)	2,316	2,344,093

		28,697,256

Transportation — 0.9%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19(a)	1,324	1,340,153

288

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Canadian Pacific Railway Co., 7.25%, 05/15/19(a)	$440	$444,884
Norfolk Southern Corp., 5.90%, 06/15/19(a)	776	784,319
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	1,023	1,019,563
2.55%, 06/01/19 (Call 05/01/19)	892	890,573
Union Pacific Corp., 2.25%, 02/15/19	695	694,819
United Parcel Service Inc., 5.13%, 04/01/19	1,749	1,755,716

		6,930,027

Water — 0.1%
United Utilities PLC, 5.38%, 02/01/19	525	525,000

Total Corporate Bonds & Notes — 86.1% (Cost: $683,298,775)		682,114,800

Short-Term Investments

Money Market Funds — 21.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	64,807	64,826,419
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	103,866	103,865,912

		168,692,331

Total Short-Term Investments — 21.3% (Cost: $168,677,119)		168,692,331

Total Investments in Securities — 107.4% (Cost: $851,975,894)		850,807,131

Other Assets, Less Liabilities — (7.4)%		(58,600,353)

Net Assets — 100.0%		$792,206,778

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	70,676	—		(5,869	)(a)	64,807	$64,826,419	$57,147	(b)	$(1,622)	$8,975
BlackRock Cash Funds: Treasury, SL Agency Shares	17,668	86,198	(a)	—		103,866	103,865,912	228,466		—	—
PNC Bank N.A.
1.45%, 07/29/19(c)	1,545	125		—		1,670	N/A	7,941		—	6,320
1.95%, 03/04/19(c)	1,480	325		—		1,805	N/A	8,927		—	2,810
2.20%, 01/28/19(c)	1,050	250		(1,300)		—	N/A	6,197		—	1,526
2.25%, 07/02/19(c)	1,955	100		—		2,055	N/A	10,424		—	5,871
2.40%, 10/18/19(c)	2,105	300		—		2,405	N/A	12,779		—	8,696
PNC Financial Services Group Inc. (The)
6.70%, 06/10/19(c)	1,120	150		—		1,270	N/A	7,741		—	2,217
6.88%, 05/15/19(c)	681	325		—		1,006	N/A	4,414		—	1,555

							$168,692,331	$344,036		$(1,622)	$37,970

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

289

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2019 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$682,114,800	$—	$682,114,800
Money Market Funds	168,692,331	—	—	168,692,331

	$168,692,331	$682,114,800	$—	$850,807,131

290

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 3.50%, 10/01/20	$670	$672,137
Omnicom Group Inc./Omnicom Capital Inc., 4.45%, 08/15/20	1,762	1,798,280

		2,470,417

Aerospace & Defense — 2.0%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	975	956,417
4.88%, 02/15/20	1,845	1,885,147
General Dynamics Corp., 2.88%, 05/11/20	3,124	3,130,810
Harris Corp., 2.70%, 04/27/20 (Call 03/27/20)(a)	1,842	1,830,874
Lockheed Martin Corp., 2.50%, 11/23/20 (Call 10/23/20)	3,213	3,203,265
Northrop Grumman Corp., 2.08%, 10/15/20	1,357	1,341,327
Raytheon Co.
3.13%, 10/15/20	2,085	2,098,615
4.40%, 02/15/20(a)	567	576,310
United Technologies Corp.
1.90%, 05/04/20	2,279	2,249,373
4.50%, 04/15/20	2,525	2,570,904

		19,843,042

Agriculture — 1.4%
Altria Group Inc., 2.63%, 01/14/20 (Call 12/14/19)	2,271	2,262,257
BAT Capital Corp., 2.30%, 08/14/20	3,217	3,173,056
Bunge Ltd. Finance Corp., 3.50%, 11/24/20(a)	340	340,058
Philip Morris International Inc.
2.00%, 02/21/20	1,941	1,923,880
4.50%, 03/26/20	1,967	2,004,294
Reynolds American Inc.
3.25%, 06/12/20	2,907	2,907,465
6.88%, 05/01/20	1,532	1,597,999

		14,209,009

Airlines — 0.3%
Delta Air Lines Inc.
2.60%, 12/04/20	667	658,229
2.88%, 03/13/20	1,798	1,786,493
Southwest Airlines Co., 2.65%, 11/05/20 (Call 10/05/20)	833	827,544

		3,272,266

Apparel — 0.1%
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	680	675,247

Auto Manufacturers — 3.6%
American Honda Finance Corp.
1.95%, 07/20/20	1,619	1,596,965
2.00%, 02/14/20	1,783	1,767,541
2.45%, 09/24/20	1,482	1,472,812
3.00%, 06/16/20	250	250,355
Series A, 2.15%, 03/13/20	880	872,388
Ford Motor Credit Co. LLC
2.34%, 11/02/20(a)	1,775	1,715,999
2.43%, 06/12/20	1,440	1,406,318
2.46%, 03/27/20	1,943	1,907,540
2.68%, 01/09/20(a)	1,450	1,435,935
3.16%, 08/04/20	3,245	3,192,204
8.13%, 01/15/20	1,380	1,434,303
General Motors Financial Co. Inc.
2.45%, 11/06/20	500	489,305
2.65%, 04/13/20	1,499	1,484,984
3.15%, 01/15/20 (Call 12/15/19)	3,230	3,227,610

Security	Par (000)	Value

Auto Manufacturers (continued)
3.20%, 07/13/20 (Call 06/13/20)(a)	$3,862	$3,861,653
3.70%, 11/24/20 (Call 10/24/20)	2,355	2,355,047
PACCAR Financial Corp., 1.95%, 02/27/20	684	677,653
Toyota Motor Credit Corp.
1.95%, 04/17/20	2,010	1,994,121
2.15%, 03/12/20(a)	2,198	2,183,911
2.20%, 01/10/20(a)	1,550	1,542,033
4.50%, 06/17/20	447	457,303

		35,325,980

Auto Parts & Equiptment — 0.1%
Aptiv PLC, 3.15%, 11/19/20 (Call 10/19/20)	1,360	1,354,723

Banks — 32.1%
Australia & New Zealand Banking Group Ltd., 2.13%, 08/19/20	961	948,372
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	810	799,308
2.70%, 11/16/20	3,885	3,862,078
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	1,390	1,385,371
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	2,475	2,441,637
2.63%, 10/19/20(a)	4,280	4,261,168
5.63%, 07/01/20	3,100	3,216,064
Series L, 2.25%, 04/21/20	3,718	3,694,391
Bank of Montreal
2.10%, 06/15/20(a)	2,926	2,898,115
3.10%, 07/13/20(a)	1,233	1,239,646
Bank of New York Mellon Corp. (The)
2.45%, 11/27/20 (Call 10/27/20)	2,600	2,585,388
2.60%, 08/17/20 (Call 07/17/20)	2,627	2,620,932
4.60%, 01/15/20	640	650,746
Series G, 2.15%, 02/24/20 (Call 01/24/20)	2,698	2,679,330
Bank of Nova Scotia (The)
2.15%, 07/14/20	1,979	1,959,131
2.35%, 10/21/20	3,136	3,107,901
Barclays Bank PLC
5.13%, 01/08/20	200	203,844
5.14%, 10/14/20(a)	2,360	2,413,124
Barclays PLC, 2.88%, 06/08/20	2,070	2,056,359
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	3,995	3,980,858
2.63%, 06/29/20 (Call 05/29/20)(a)	3,866	3,852,314
BNP Paribas SA, 2.38%, 05/21/20	1,865	1,851,609
BPCE SA, 2.25%, 01/27/20	870	864,676
Branch Banking & Trust Co., 2.25%, 06/01/20 (Call 05/01/20)	600	594,702
Canadian Imperial Bank of Commerce, 2.10%, 10/05/20(a)	1,681	1,657,836
Capital One N.A., 2.35%, 01/31/20 (Call 12/31/19)	2,465	2,448,756
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	3,030	2,995,549
2.13%, 10/20/20 (Call 09/20/20)	3,700	3,648,681
3.05%, 05/01/20 (Call 04/01/20)	3,185	3,190,542
Citigroup Inc.
2.40%, 02/18/20	4,790	4,766,577
2.45%, 01/10/20 (Call 12/10/19)	3,590	3,575,173
2.65%, 10/26/20	5,912	5,878,302
5.38%, 08/09/20(a)	2,110	2,189,252
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	955	943,349
2.25%, 03/02/20 (Call 02/03/20)	1,445	1,433,527

291

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.25%, 10/30/20 (Call 09/30/20)(a)	$1,715	$1,686,342
Comerica Bank, 2.50%, 06/02/20	475	471,290
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	1,480	1,470,868
2.40%, 11/02/20	1,295	1,279,991
Cooperatieve Rabobank UA/NY, 2.25%, 01/14/20	2,200	2,189,396
Credit Suisse AG/New York NY
4.38%, 08/05/20	2,895	2,950,468
5.40%, 01/14/20	3,672	3,746,909
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	2,740	2,723,944
3.13%, 12/10/20	3,108	3,098,925
Deutsche Bank AG, 2.95%, 08/20/20	1,602	1,575,022
Deutsche Bank AG/New York NY, 2.70%, 07/13/20	3,669	3,587,511
Discover Bank, 3.10%, 06/04/20 (Call 05/04/20)	3,545	3,534,861
Fifth Third Bancorp., 2.88%, 07/27/20 (Call 06/27/20)	3,645	3,636,033
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	1,176	1,179,116
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	1,382	1,386,865
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	4,577	4,558,738
2.75%, 09/15/20 (Call 08/15/20)	5,242	5,217,782
5.38%, 03/15/20(a)	5,198	5,331,952
Series D, 6.00%, 06/15/20(a)	2,163	2,247,681
HSBC Bank USA N.A., 4.88%, 08/24/20	2,470	2,525,575
HSBC USA Inc.
2.35%, 03/05/20	3,655	3,632,595
2.75%, 08/07/20	3,185	3,173,884
5.00%, 09/27/20	1,325	1,359,635
Huntington Bancshares Inc./OH, 7.00%, 12/15/20	700	746,298
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	1,375	1,366,489
2.40%, 04/01/20 (Call 03/01/20)	1,265	1,256,879
2.88%, 08/20/20 (Call 07/20/20)	805	803,519
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	6,731	6,688,595
2.55%, 10/29/20 (Call 09/29/20)	4,162	4,136,445
2.75%, 06/23/20 (Call 05/23/20)	4,213	4,200,867
4.25%, 10/15/20	5,281	5,386,039
4.40%, 07/22/20	5,222	5,326,492
4.95%, 03/25/20	3,066	3,137,959
KeyBank N.A./Cleveland OH, 2.25%, 03/16/20	925	918,432
KeyCorp., 2.90%, 09/15/20	3,412	3,402,378
Lloyds Bank PLC
2.40%, 03/17/20	545	540,155
2.70%, 08/17/20	1,935	1,918,843
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,475	1,454,851
2.10%, 02/06/20 (Call 01/06/20)	1,550	1,537,786
Morgan Stanley
2.65%, 01/27/20	5,637	5,618,003
2.80%, 06/16/20(a)	5,263	5,254,369
5.50%, 01/26/20	4,195	4,296,855
5.50%, 07/24/20(a)	4,195	4,342,580
National Australia Bank Ltd./New York
2.13%, 05/22/20	2,195	2,172,282
2.25%, 01/10/20(a)	1,295	1,288,331
2.63%, 07/23/20	2,060	2,048,629

Security	Par (000)	Value

Banks (continued)
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)(a)	$2,095	$2,067,933
2.20%, 11/02/20 (Call 10/02/20)	1,325	1,303,561
Natwest Markets PLC, 5.63%, 08/24/20	428	441,884
Northern Trust Corp., 3.45%, 11/04/20(a)	1,409	1,425,725
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)	2,195	2,171,031
2.30%, 06/01/20 (Call 05/02/20)(a)	2,140	2,122,687
2.45%, 11/05/20 (Call 10/06/20)	2,556	2,532,945
2.60%, 07/21/20 (Call 06/21/20)	1,105	1,099,486
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	1,114	1,138,430
5.13%, 02/08/20(a)	1,399	1,429,036
RBC USA Holdco Corp., 5.25%, 09/15/20	1,020	1,048,468
Royal Bank of Canada
2.13%, 03/02/20	3,441	3,421,524
2.15%, 03/06/20	1,939	1,924,942
2.15%, 10/26/20	3,148	3,109,154
2.35%, 10/30/20(a)	2,931	2,905,149
Santander Holdings USA Inc., 2.65%, 04/17/20 (Call 03/17/20)	2,548	2,530,648
Santander UK Group Holdings PLC, 2.88%, 10/16/20	3,717	3,688,416
Santander UK PLC, 2.38%, 03/16/20	3,015	2,988,498
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20	1,443	1,432,986
State Street Corp., 2.55%, 08/18/20	3,770	3,757,672
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	4,136	4,119,456
2.45%, 10/20/20	385	380,430
2.51%, 01/17/20	2,102	2,094,832
2.65%, 07/23/20	1,426	1,417,116
SunTrust Bank/Atlanta GA, 2.25%, 01/31/20 (Call 12/31/19)	1,622	1,611,133
Svenska Handelsbanken AB
1.95%, 09/08/20	943	927,318
2.40%, 10/01/20	2,570	2,543,349
Toronto-Dominion Bank (The)
1.85%, 09/11/20	1,718	1,691,474
2.50%, 12/14/20	6,073	6,030,246
3.00%, 06/11/20	300	300,591
3.15%, 09/17/20	50	50,188
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	2,370	2,351,230
2.05%, 10/23/20 (Call 09/23/20)(a)	3,100	3,059,483
2.35%, 01/23/20 (Call 12/23/19)	1,145	1,140,191
UBS AG/Stamford CT
2.35%, 03/26/20	2,888	2,866,542
4.88%, 08/04/20	860	882,128
Wells Fargo & Co.
2.55%, 12/07/20(a)	4,582	4,546,123
2.60%, 07/22/20	6,217	6,192,567
Series N, 2.15%, 01/30/20	4,564	4,532,508
Wells Fargo Bank N.A., 2.40%, 01/15/20(a)	495	492,876
Westpac Banking Corp.
2.15%, 03/06/20	3,272	3,244,941
2.30%, 05/26/20	1,889	1,874,285
2.60%, 11/23/20	3,657	3,633,888
3.05%, 05/15/20	825	826,543

		316,652,680

292

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 2.1%
Coca-Cola Co. (The)
1.88%, 10/27/20	$4,135	$4,080,914
2.45%, 11/01/20	1,987	1,982,450
3.15%, 11/15/20(a)	2,974	3,005,495
Coca-Cola European Partners PLC, 3.50%, 09/15/20(a)	300	301,308
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	475	482,505
Constellation Brands Inc., 2.25%, 11/06/20	115	113,151
Diageo Capital PLC
3.00%, 05/18/20	425	425,995
4.83%, 07/15/20	1,296	1,332,145
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)	820	811,283
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)(a)	1,639	1,622,708
2.15%, 10/14/20 (Call 09/14/20)(a)	3,092	3,064,605
3.13%, 11/01/20	2,070	2,087,492
4.50%, 01/15/20	1,268	1,288,427

		20,598,478

Biotechnology — 2.3%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	1,787	1,770,506
2.20%, 05/11/20	2,475	2,453,938
3.45%, 10/01/20	1,592	1,604,672
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	795	790,238
Biogen Inc., 2.90%, 09/15/20	3,502	3,500,109
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	948	968,771
Celgene Corp.
2.88%, 08/15/20(a)	3,787	3,780,865
3.95%, 10/15/20(a)	655	664,681
Genzyme Corp., 5.00%, 06/15/20	647	666,087
Gilead Sciences Inc.
2.35%, 02/01/20	1,805	1,793,881
2.55%, 09/01/20	4,482	4,460,262

		22,454,010

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.00%, 06/15/20 (Call 05/15/20)	275	273,248
Johnson Controls International PLC, 5.00%, 03/30/20	805	821,020

		1,094,268

Chemicals — 1.9%
Dow Chemical Co. (The), 4.25%, 11/15/20 (Call 08/15/20)	3,238	3,300,947
DowDuPont Inc., 3.77%, 11/15/20(a)	2,710	2,746,504
Eastman Chemical Co., 2.70%, 01/15/20 (Call 12/15/19)	666	663,689
EI du Pont de Nemours & Co., 2.20%, 05/01/20	4,212	4,183,990
International Flavors & Fragrances Inc., 3.40%, 09/25/20	1,178	1,180,662
Nutrien Ltd., 4.88%, 03/30/20	907	922,528
PPG Industries Inc., 3.60%, 11/15/20(a)	397	400,803
Praxair Inc., 2.25%, 09/24/20	785	779,050
Sherwin-Williams Co. (The), 2.25%, 05/15/20	4,319	4,270,584

		18,448,757

Commercial Services — 0.7%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)	2,770	2,751,856
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)(a)	1,543	1,558,708
Ecolab Inc., 2.25%, 01/12/20	448	445,276
Moody’s Corp., 5.50%, 09/01/20	975	1,010,383
S&P Global Inc., 3.30%, 08/14/20 (Call 07/14/20)	967	971,941

		6,738,164

Security	Par (000)	Value

Computers — 2.5%
Apple Inc.
1.55%, 02/07/20	$2,625	$2,598,750
1.80%, 05/11/20	1,735	1,718,431
1.90%, 02/07/20	2,310	2,296,394
2.00%, 05/06/20	2,907	2,887,465
2.00%, 11/13/20(a)	1,800	1,782,108
DXC Technology Co., 2.88%, 03/27/20	395	392,662
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	5,892	5,928,118
HP Inc., 3.75%, 12/01/20	1,403	1,417,451
IBM Credit LLC, 3.45%, 11/30/20	2,390	2,412,394
International Business Machines Corp.
1.63%, 05/15/20	1,880	1,852,063
1.90%, 01/27/20	1,345	1,333,957

		24,619,793

Cosmetics & Personal Care — 0.4%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	1,301	1,288,562
Unilever Capital Corp.
1.80%, 05/05/20	1,900	1,877,181
2.10%, 07/30/20	615	608,727

		3,774,470

Diversified Financial Services — 5.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.25%, 07/01/20(a)	865	869,022
4.63%, 10/30/20	1,190	1,205,815
Air Lease Corp.
2.13%, 01/15/20	1,168	1,157,208
4.75%, 03/01/20	534	541,823
American Express Co., 2.20%, 10/30/20 (Call 09/29/20)	955	943,769
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	3,935	3,910,013
2.38%, 05/26/20 (Call 04/25/20)	5,319	5,287,618
Series F, 2.60%, 09/14/20 (Call 08/14/20)	3,722	3,706,554
Ameriprise Financial Inc., 5.30%, 03/15/20	949	972,421
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	600	592,578
2.50%, 05/12/20 (Call 04/12/20)	4,178	4,147,459
Charles Schwab Corp. (The), 4.45%, 07/22/20	1,342	1,373,872
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	10,404	10,159,194
Intercontinental Exchange Inc., 2.75%, 12/01/20 (Call 11/01/20)(a)	3,176	3,166,853
International Lease Finance Corp., 8.25%, 12/15/20	2,763	2,980,448
Nasdaq Inc., 5.55%, 01/15/20	1,206	1,234,052
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	939	931,291
2.30%, 11/01/20 (Call 10/01/20)	892	883,232
2.35%, 06/15/20 (Call 05/15/20)	590	586,324
Nomura Holdings Inc., 6.70%, 03/04/20(a)	1,193	1,238,310
Stifel Financial Corp., 3.50%, 12/01/20(a)	311	311,140
Synchrony Financial, 2.70%, 02/03/20 (Call 01/03/20)	1,916	1,896,668
Visa Inc., 2.20%, 12/14/20 (Call 11/14/20)	6,173	6,131,085
Western Union Co. (The), 5.25%, 04/01/20(a)	327	333,242

		54,559,991

Electric — 3.8%
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	1,314	1,301,648
American Electric Power Co. Inc., 2.15%, 11/13/20	1,014	1,002,876
Berkshire Hathaway Energy Co., 2.40%, 02/01/20 (Call 01/01/20)	633	630,082

293

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/01/20)	$95	$96,283
Consolidated Edison Co. of New York Inc., 4.45%, 06/15/20	450	459,612
Consolidated Edison Inc., Series A, 2.00%, 03/15/20	1,584	1,565,499
Dominion Energy Inc., 2.58%, 07/01/20	2,999	2,974,798
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	485	487,498
Duke Energy Carolinas LLC, 4.30%, 06/15/20	25	25,507
Duke Energy Indiana LLC, 3.75%, 07/15/20	1,102	1,115,158
Edison International, 2.13%, 04/15/20	1,155	1,117,867
Entergy Corp., 5.13%, 09/15/20 (Call 06/15/20)	973	993,248
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	2,376	2,361,696
5.15%, 12/01/20 (Call 09/01/20)	1,516	1,557,356
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	2,345	2,339,231
4.00%, 10/01/20 (Call 07/01/20)	1,471	1,484,651
Georgia Power Co.
2.00%, 03/30/20	697	688,392
Series C, 2.00%, 09/08/20	1,418	1,396,673
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	40	39,821
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)(a)	540	542,846
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	1,029	1,034,906
Nevada Power Co., Series BB, 2.75%, 04/15/20	1,045	1,042,032
NextEra Energy Capital Holdings Inc., Series H, 3.34%, 09/01/20	225	226,064
Northern States Power Co./MN, 2.20%, 08/15/20 (Call 07/15/20)	465	460,336
NV Energy Inc., 6.25%, 11/15/20	1,298	1,368,235
Pinnacle West Capital Corp., 2.25%, 11/30/20	90	88,464
PSEG Power LLC, 5.13%, 04/15/20	400	409,852
Public Service Co. of Colorado, 3.20%, 11/15/20 (Call 05/15/20)(a)	1,190	1,193,629
Puget Energy Inc., 6.50%, 12/15/20	675	712,314
Sempra Energy
2.40%, 02/01/20	757	749,771
2.40%, 03/15/20 (Call 02/15/20)	1,333	1,319,883
2.85%, 11/15/20 (Call 10/15/20)	843	833,365
Southern Co. (The), 2.75%, 06/15/20 (Call 05/15/20)	2,570	2,561,082
Southern Power Co., Series 158, 2.38%, 06/01/20 (Call 05/01/20)	733	725,817
TECO Finance Inc., 5.15%, 03/15/20	957	976,619
UIL Holdings Corp., 4.63%, 10/01/20	118	120,369
WEC Energy Group Inc., 2.45%, 06/15/20 (Call 05/15/20)	947	939,812

		36,943,292

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20(a)	175	178,530

Electronics — 0.4%
Agilent Technologies Inc., 5.00%, 07/15/20	558	572,458
Amphenol Corp., 2.20%, 04/01/20	1,226	1,211,545
Avnet Inc., 5.88%, 06/15/20	375	386,040
Corning Inc., 4.25%, 08/15/20	250	254,555
Flex Ltd., 4.63%, 02/15/20	833	842,038
Jabil Inc., 5.63%, 12/15/20	650	665,893

		3,932,529

Environmental Control — 0.3%
Republic Services Inc., 5.00%, 03/01/20	1,076	1,098,940
Waste Management Inc., 4.75%, 06/30/20	1,589	1,625,754

		2,724,694

Security	Par (000)	Value

Food — 1.8%
Hershey Co. (The)
2.90%, 05/15/20(a)	$1,210	$1,212,868
4.13%, 12/01/20	430	440,703
Ingredion Inc., 4.63%, 11/01/20	895	915,209
JM Smucker Co. (The), 2.50%, 03/15/20	1,132	1,124,812
Kellogg Co., 4.00%, 12/15/20	2,208	2,247,457
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	3,407	3,396,370
5.38%, 02/10/20	2,304	2,357,061
Kroger Co. (The), 6.15%, 01/15/20	1,266	1,302,562
Mondelez International Inc.
3.00%, 05/07/20	1,395	1,394,553
5.38%, 02/10/20	345	353,004
Sysco Corp., 2.60%, 10/01/20 (Call 09/01/20)	2,698	2,694,412

		17,439,011

Gas — 0.2%
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/20 (Call 10/15/20)	1,694	1,683,785

Health Care - Products — 2.3%
Abbott Laboratories, 2.80%, 09/15/20 (Call 02/24/19)	1,515	1,516,530
Becton Dickinson and Co.
2.40%, 06/05/20	1,589	1,569,281
3.25%, 11/12/20(a)	1,869	1,865,729
Boston Scientific Corp.
2.85%, 05/15/20	1,868	1,861,668
6.00%, 01/15/20	1,191	1,223,014
Covidien International Finance SA, 4.20%, 06/15/20(a)	1,205	1,227,112
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)	1,845	1,827,030
Life Technologies Corp., 6.00%, 03/01/20	1,930	1,981,608
Medtronic Inc., 2.50%, 03/15/20	5,830	5,816,824
Stryker Corp., 4.38%, 01/15/20(a)	345	349,602
Thermo Fisher Scientific Inc., 4.70%, 05/01/20	205	209,114
Zimmer Biomet Holdings Inc., 2.70%, 04/01/20 (Call 03/01/20)	3,309	3,293,150

		22,740,662

Health Care - Services — 1.9%
Anthem Inc.
2.50%, 11/21/20	2,200	2,178,462
4.35%, 08/15/20	1,638	1,670,334
Cigna Holding Co., 5.13%, 06/15/20	455	466,443
HCA Inc., 6.50%, 02/15/20(a)	2,474	2,547,057
Humana Inc., 2.50%, 12/15/20	1,931	1,908,388
Laboratory Corp. of America Holdings
2.63%, 02/01/20	1,366	1,358,897
4.63%, 11/15/20 (Call 08/15/20)(a)	585	597,776
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	1,066	1,056,896
4.75%, 01/30/20	150	152,387
UnitedHealth Group Inc.
2.70%, 07/15/20	5,652	5,647,987
3.88%, 10/15/20 (Call 07/15/20)	941	955,473

		18,540,100

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.88%, 01/15/20 (Call 12/15/19)	537	538,810
FS KKR Capital Corp., 4.25%, 01/15/20 (Call 12/15/19)	173	173,534

		712,344

Home Builders — 0.1%
DR Horton Inc., 4.00%, 02/15/20	1,156	1,162,150

294

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 2.2%
AEGON Funding Co. LLC, 5.75%, 12/15/20	$276	$287,686
Alterra Finance LLC, 6.25%, 09/30/20	355	370,272
American International Group Inc.
3.38%, 08/15/20(a)	2,777	2,792,662
6.40%, 12/15/20	1,410	1,492,118
Aon Corp., 5.00%, 09/30/20	959	987,032
AXIS Specialty Finance LLC, 5.88%, 06/01/20	1,401	1,445,398
Berkshire Hathaway Finance Corp., 2.90%, 10/15/20	1,816	1,829,311
Chubb INA Holdings Inc., 2.30%, 11/03/20 (Call 10/03/20)	2,200	2,180,706
CNA Financial Corp., 5.88%, 08/15/20	927	961,086
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	2,398	2,465,720
Lincoln National Corp., 6.25%, 02/15/20	160	165,342
Manulife Financial Corp., 4.90%, 09/17/20(a)	235	241,347
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	1,182	1,172,769
3.50%, 12/29/20	160	161,541
PartnerRe Finance B LLC, 5.50%, 06/01/20	453	464,787
Prudential Financial Inc.
4.50%, 11/15/20(a)	875	896,280
5.38%, 06/21/20	2,190	2,259,379
Travelers Companies Inc. (The), 3.90%, 11/01/20	1,260	1,285,591
Unum Group, 5.63%, 09/15/20(a)	460	476,003
WR Berkley Corp., 5.38%, 09/15/20	150	154,960

		22,089,990

Internet — 0.9%
Amazon.com Inc., 1.90%, 08/21/20	3,309	3,275,083
Baidu Inc., 3.00%, 06/30/20	705	702,800
eBay Inc.
2.15%, 06/05/20	1,911	1,888,163
3.25%, 10/15/20 (Call 07/15/20)(a)	1,180	1,182,207
Expedia Group Inc., 5.95%, 08/15/20	2,043	2,120,573

		9,168,826

Iron & Steel — 0.2%
ArcelorMittal
5.13%, 06/01/20(a)	920	939,734
5.25%, 08/05/20	1,000	1,023,740

		1,963,474

Leisure Time — 0.3%
Carnival Corp., 3.95%, 10/15/20	2,117	2,149,877
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	637	627,451

		2,777,328

Lodging — 0.0%
Marriott International Inc./MD, 3.38%, 10/15/20 (Call 07/15/20)	320	320,410

Machinery — 1.7%
ABB Finance USA Inc., 2.80%, 04/03/20	718	716,736
Caterpillar Financial Services Corp.
1.85%, 09/04/20	120	118,379
2.00%, 03/05/20	1,370	1,359,807
2.10%, 01/10/20(a)	2,021	2,008,692
2.95%, 05/15/20(a)	1,620	1,622,722
3.35%, 12/07/20	1,200	1,210,032
CNH Industrial Capital LLC, 4.38%, 11/06/20(a)	1,149	1,162,133
IDEX Corp., 4.50%, 12/15/20 (Call 09/15/20)	310	314,573
John Deere Capital Corp.
1.70%, 01/15/20	1,365	1,351,527
1.95%, 06/22/20	1,454	1,438,486

Security	Par (000)	Value

Machinery (continued)
2.05%, 03/10/20	$702	$695,773
2.20%, 03/13/20	528	524,410
2.38%, 07/14/20	1,197	1,191,230
Series 0014, 2.45%, 09/11/20(a)	705	699,452
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)	225	223,103
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	2,465	2,457,728

		17,094,783

Manufacturing — 1.0%
3M Co., 2.00%, 08/07/20	772	764,566
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	2,527	2,507,087
4.38%, 09/16/20	2,245	2,264,801
5.50%, 01/08/20	2,244	2,290,159
5.55%, 05/04/20	1,297	1,325,767
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	610	604,486
Pall Corp., 5.00%, 06/15/20	300	308,061

		10,064,927

Media — 2.5%
21st Century Fox America Inc., 5.65%, 08/15/20	506	525,213
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20 (Call 06/23/20)	4,453	4,462,930
Comcast Corp.
3.30%, 10/01/20	1,855	1,866,464
5.15%, 03/01/20(a)	3,689	3,776,171
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(b)	972	963,699
5.05%, 06/01/20(a)	1,180	1,204,202
NBCUniversal Media LLC, 5.15%, 04/30/20	4,300	4,417,218
Time Warner Cable LLC, 5.00%, 02/01/20	3,585	3,641,392
Walt Disney Co. (The)
1.80%, 06/05/20	1,757	1,736,056
2.15%, 09/17/20	2,222	2,201,869

		24,795,214

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 2.25%, 06/15/20 (Call 05/15/20)	1,326	1,313,310

Mining — 0.0%
Southern Copper Corp., 5.38%, 04/16/20	147	150,978

Oil & Gas — 4.1%
BP Capital Markets America Inc., 4.50%, 10/01/20	3,223	3,308,184
BP Capital Markets PLC
2.32%, 02/13/20	3,628	3,608,953
2.52%, 01/15/20	2,552	2,543,629
4.50%, 10/01/20	30	30,765
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	3,711	3,684,392
1.99%, 03/03/20	1,250	1,241,013
2.42%, 11/17/20 (Call 10/17/20)(a)	2,251	2,241,456
2.43%, 06/24/20 (Call 05/24/20)(a)	1,591	1,586,482
EOG Resources Inc., 2.45%, 04/01/20 (Call 03/01/20)	1,183	1,175,760
EQT Corp., 2.50%, 10/01/20 (Call 09/01/20)	345	337,106
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	3,220	3,195,818
Marathon Oil Corp., 2.70%, 06/01/20 (Call 05/01/20)	1,766	1,746,062
Marathon Petroleum Corp., 3.40%, 12/15/20 (Call 11/15/20)(a)	1,000	1,004,160
Pioneer Natural Resources Co., 7.50%, 01/15/20	310	322,412

295

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Shell International Finance BV
2.13%, 05/11/20	$3,838	$3,812,938
2.25%, 11/10/20	2,597	2,578,120
4.38%, 03/25/20	2,896	2,951,082
Total Capital SA, 4.45%, 06/24/20	3,175	3,250,152
Valero Energy Corp., 6.13%, 02/01/20	1,740	1,788,981

		40,407,465
Packaging & Containers — 0.1%
WestRock RKT LLC, 3.50%, 03/01/20	707	707,848

Pharmaceuticals — 4.6%
AbbVie Inc., 2.50%, 05/14/20 (Call 04/14/20)	5,961	5,921,002
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	6,899	6,893,688
Allergan Inc./U.S., 3.38%, 09/15/20(a)	1,251	1,253,214
AstraZeneca PLC, 2.38%, 11/16/20	3,474	3,436,967
Cardinal Health Inc., 4.63%, 12/15/20	848	870,676
Cigna Corp., 3.20%, 09/17/20(a)(b)	3,604	3,606,883
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	7,020	6,991,359
3.13%, 03/09/20	1,835	1,836,633
Express Scripts Holding Co., 2.60%, 11/30/20	1,074	1,061,746
Johnson & Johnson, 2.95%, 09/01/20(a)	885	892,186
McKesson Corp., 3.65%, 11/30/20	775	780,014
Mead Johnson Nutrition Co., 3.00%, 11/15/20	1,721	1,720,845
Medco Health Solutions Inc., 4.13%, 09/15/20	765	775,779
Merck & Co. Inc., 1.85%, 02/10/20	2,078	2,061,438
Mylan NV, 3.75%, 12/15/20 (Call 11/15/20)	1,019	1,019,102
Novartis Capital Corp.
1.80%, 02/14/20	1,779	1,763,825
4.40%, 04/24/20(a)	1,959	1,997,984
Pfizer Inc., 5.20%, 08/12/20	245	253,992
Takeda Pharmaceutical Co. Ltd., 3.80%, 11/26/20(b)	945	954,790
Zoetis Inc., 3.45%, 11/13/20 (Call 10/13/20)	1,362	1,369,341

		45,461,464
Pipelines — 2.3%
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	1,119	1,119,168
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	1,376	1,399,103
5.20%, 03/15/20	1,076	1,101,125
Energy Transfer Operating LP, 4.15%, 10/01/20 (Call 08/01/20)	2,146	2,168,404
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20 (Call 06/01/20)	880	905,590
Enterprise Products Operating LLC
5.20%, 09/01/20	1,917	1,980,779
5.25%, 01/31/20	1,353	1,381,399
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	1,368	1,411,325
6.50%, 04/01/20	1,155	1,197,365
6.85%, 02/15/20	1,258	1,302,885
Kinder Morgan Inc./DE, 6.50%, 09/15/20	250	262,260
ONEOK Partners LP, 3.80%, 03/15/20 (Call 02/15/20)	215	215,935
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	1,080	1,072,926
Plains All American Pipeline LP/PAA Finance Corp., 5.75%, 01/15/20	530	540,955
TransCanada PipeLines Ltd., 3.80%, 10/01/20(a)	2,391	2,419,525

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
4.13%, 11/15/20 (Call 08/15/20)	$1,221	$1,235,176
5.25%, 03/15/20	2,585	2,645,024

		22,358,944
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20 (Call 12/15/19)	546	543,974
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20 (Call 09/01/20)	973	970,207
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	2,914	2,902,927
5.05%, 09/01/20	1,991	2,051,945
AvalonBay Communities Inc., 3.63%, 10/01/20 (Call 07/01/20)	785	790,487
Boston Properties LP, 5.63%, 11/15/20 (Call 08/15/20)	1,637	1,697,160
Digital Realty Trust LP, 3.40%, 10/01/20 (Call 09/01/20)	625	625,969
ERP Operating LP, 4.75%, 07/15/20 (Call 04/15/20)	1,409	1,436,391
GLP Capital LP/GLP Financing II Inc., 4.88%, 11/01/20 (Call 08/01/20)	2,050	2,081,344
HCP Inc., 2.63%, 02/01/20 (Call 11/01/19)(a)	2,454	2,442,368
Liberty Property LP, 4.75%, 10/01/20 (Call 07/01/20)(a)	328	334,409
Office Properties Income Trust, 3.60%, 02/01/20 (Call 01/01/20)	431	427,862
Simon Property Group LP, 2.50%, 09/01/20 (Call 06/01/20)	2,330	2,316,206
UDR Inc., 3.70%, 10/01/20 (Call 07/01/20)	635	637,737
Ventas Realty LP/Ventas Capital Corp., 2.70%, 04/01/20 (Call 01/01/20)	1,289	1,279,887
Welltower Inc., 6.13%, 04/15/20	544	560,402

		21,099,275
Retail — 2.2%
Advance Auto Parts Inc., 5.75%, 05/01/20	140	144,679
AutoNation Inc., 5.50%, 02/01/20	652	665,764
AutoZone Inc., 4.00%, 11/15/20 (Call 08/15/20)	631	637,865
Costco Wholesale Corp., 1.75%, 02/15/20	783	775,428
Home Depot Inc. (The)
1.80%, 06/05/20	1,254	1,240,294
3.95%, 09/15/20 (Call 06/15/20)	783	797,212
Lowe’s Companies Inc., 4.63%, 04/15/20 (Call 10/15/19)	459	465,137
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	2,283	2,268,617
2.75%, 12/09/20 (Call 11/09/20)	3,253	3,253,553
3.50%, 07/15/20(a)	720	727,402
Nordstrom Inc., 4.75%, 05/01/20	872	885,010
Starbucks Corp., 2.20%, 11/22/20	988	977,379
Target Corp., 3.88%, 07/15/20	2,200	2,238,522
Walmart Inc.
1.90%, 12/15/20	2,341	2,311,269
2.85%, 06/23/20(a)	1,975	1,985,231
3.25%, 10/25/20(a)	380	384,343
3.63%, 07/08/20	2,005	2,033,611

		21,791,316
Savings & Loans — 0.0%
First Niagara Financial Group Inc., 6.75%, 03/19/20	415	431,538

Semiconductors — 1.8%
Analog Devices Inc., 2.85%, 03/12/20	1,021	1,019,172
Applied Materials Inc., 2.63%, 10/01/20 (Call 09/01/20)	953	949,207
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	5,065	5,025,139

296

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Intel Corp.
1.85%, 05/11/20	$1,553	$1,538,122
2.45%, 07/29/20	3,423	3,414,237
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	805	802,859
QUALCOMM Inc., 2.25%, 05/20/20	3,532	3,507,594
Texas Instruments Inc., 1.75%, 05/01/20 (Call 04/01/20)	1,351	1,333,667

		17,589,997
Software — 2.7%
Adobe Inc., 4.75%, 02/01/20	1,522	1,551,466
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	1,240	1,236,987
Broadridge Financial Solutions Inc., 3.95%, 09/01/20	852	861,261
CA Inc., 3.60%, 08/01/20 (Call 07/01/20)	1,020	1,018,980
Fidelity National Information Services Inc., 3.63%, 10/15/20 (Call 09/15/20)	3,294	3,316,037
Fiserv Inc., 2.70%, 06/01/20 (Call 05/01/20)	1,820	1,806,477
Microsoft Corp.
1.85%, 02/06/20	2,523	2,504,708
1.85%, 02/12/20 (Call 01/12/20)	2,414	2,394,833
2.00%, 11/03/20 (Call 10/03/20)	3,729	3,693,686
3.00%, 10/01/20	2,493	2,514,914
Oracle Corp., 3.88%, 07/15/20(a)	2,582	2,624,810
VMware Inc., 2.30%, 08/21/20	2,662	2,620,393

		26,144,552
Telecommunications — 2.5%
America Movil SAB de CV, 5.00%, 03/30/20	1,700	1,733,150
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	4,911	4,885,119
5.20%, 03/15/20	2,768	2,835,180
Cisco Systems Inc.
2.45%, 06/15/20	3,316	3,307,942
4.45%, 01/15/20	4,382	4,453,251
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	115	114,848
Telefonica Emisiones SAU, 5.13%, 04/27/20	4,105	4,193,627
Verizon Communications Inc., 2.63%, 02/21/20	3,411	3,409,124

		24,932,241
Transportation — 0.7%
Canadian National Railway Co., 2.40%, 02/03/20	540	537,856
CSX Corp., 3.70%, 10/30/20 (Call 07/30/20)	1,129	1,138,529

Security	Par/ Shares (000)	Value

Transportation (continued)
FedEx Corp., 2.30%, 02/01/20	$1,791	$1,777,729
Norfolk Southern Railway Co., 9.75%, 06/15/20	623	679,836
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)(a)	605	599,700
2.65%, 03/02/20 (Call 02/02/20)	792	787,660
2.88%, 09/01/20 (Call 08/01/20)	100	99,393
Union Pacific Corp., 2.25%, 06/19/20 (Call 05/19/20)	920	912,539
United Parcel Service of America Inc., 8.38%, 04/01/20	632	671,576

		7,204,818

Trucking & Leasing — 0.1%
GATX Corp., 2.60%, 03/30/20 (Call 02/28/20)	551	547,204

Total Corporate Bonds & Notes — 98.4% (Cost: $973,971,958)		970,564,294

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	44,972	44,985,149
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	14,707	14,707,030

		59,692,179

Total Short-Term Investments — 6.1% (Cost: $59,681,911)		59,692,179

Total Investments in Securities — 104.5% (Cost: $1,033,653,869)		1,030,256,473

Other Assets, Less Liabilities — (4.5)%		(44,204,129)

Net Assets — 100.0%		$986,052,344

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,651	9,321	(a)	—		44,972	$44,985,149	$30,992	(b)	$354	$6,248
BlackRock Cash Funds: Treasury, SL Agency Shares	16,505	—		(1,798	)(a)	14,707	14,707,030	90,675		—	—
PNC Bank N.A.
2.00%, 05/19/20(c)	1,850	345		—		2,195	N/A	11,782		—	16,820
2.30%, 06/01/20(c)	1,720	420		—		2,140	N/A	11,618		—	14,308
2.45%, 11/05/20(c)	2,060	496		—		2,556	N/A	14,094		—	18,013
2.60%, 07/21/20(c)	550	555		—		1,105	N/A	6,018		—	6,762
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20(c)	1,114	—		—		1,114	N/A	7,958		—	9,819

297

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2020 Term Corporate ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19		Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
5.13%, 02/08/20(c)	1,399	—	—	1,399	$	N/A	$9,708	$—	$6,034

						$59,692,179	$182,845	$354	$78,004

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$970,564,294	$—	$970,564,294
Money Market Funds	59,692,179	—	—	59,692,179

	$59,692,179	$970,564,294	$—	$1,030,256,473

298

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$881	$890,180
WPP Finance 2010, 4.75%, 11/21/21	1,347	1,375,570

		2,265,750
Aerospace & Defense — 1.3%
Boeing Co. (The), 2.35%, 10/30/21	1,560	1,542,590
General Dynamics Corp.
3.00%, 05/11/21(a)	2,465	2,480,184
3.88%, 07/15/21 (Call 04/15/21)	756	773,191
L3 Technologies Inc., 4.95%, 02/15/21 (Call 11/15/20)	1,260	1,297,510
Lockheed Martin Corp., 3.35%, 09/15/21	2,404	2,439,940
Northrop Grumman Corp., 3.50%, 03/15/21	1,209	1,220,099
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)(a)	2,350	2,278,325
3.35%, 08/16/21(a)	850	857,710

		12,889,549
Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	3,254	3,358,616
Archer-Daniels-Midland Co., 4.48%, 03/01/21(a)	641	662,224
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)(a)	2,121	2,076,692
2.90%, 11/15/21(a)	1,751	1,741,370
4.13%, 05/17/21	280	286,798

		8,125,700
Airlines — 0.1%
Delta Air Lines Inc., 3.40%, 04/19/21	665	662,998

Apparel — 0.1%
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)(a)	495	501,376

Auto Manufacturers — 4.9%
American Honda Finance Corp.
1.65%, 07/12/21	1,166	1,129,679
1.70%, 09/09/21(a)	2,146	2,076,105
2.65%, 02/12/21	1,854	1,844,508
3.38%, 12/10/21	771	777,646
Ford Motor Credit Co. LLC
3.20%, 01/15/21	2,425	2,370,195
3.34%, 03/18/21	3,020	2,934,051
3.47%, 04/05/21	1,640	1,595,097
3.81%, 10/12/21(a)	1,291	1,259,396
5.09%, 01/07/21	345	349,416
5.75%, 02/01/21(a)	2,430	2,477,920
5.88%, 08/02/21(a)	3,525	3,611,398
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	3,638	3,579,137
3.55%, 04/09/21	660	657,644
4.20%, 03/01/21 (Call 02/01/21)	3,394	3,419,116
4.20%, 11/06/21	2,560	2,575,360
4.38%, 09/25/21	2,623	2,653,846
PACCAR Financial Corp.
2.80%, 03/01/21	1,532	1,526,929
3.10%, 05/10/21(a)	1,163	1,163,442
3.15%, 08/09/21	587	588,573
Toyota Motor Corp., 3.18%, 07/20/21	1,325	1,335,653
Toyota Motor Credit Corp.
1.90%, 04/08/21	1,478	1,451,012
2.75%, 05/17/21(a)	1,772	1,769,519

Security	Par (000)	Value

Auto Manufacturers (continued)
2.95%, 04/13/21(a)	$1,050	$1,053,339
3.05%, 01/08/21(a)	1,110	1,116,704
3.40%, 09/15/21	2,262	2,296,676
4.25%, 01/11/21	1,193	1,226,213

		46,838,574
Banks — 35.0%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	955	954,914
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	1,955	1,962,155
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	2,080	2,042,997
2.55%, 11/23/21	1,450	1,426,438
Bancolombia SA, 5.95%, 06/03/21	1,195	1,249,934
Bank of America Corp.
2.63%, 04/19/21	3,719	3,688,802
5.00%, 05/13/21(a)	2,240	2,333,050
5.88%, 01/05/21	1,880	1,983,005
Bank of Montreal
1.90%, 08/27/21	5,060	4,947,466
Series D, 3.10%, 04/13/21	340	341,387
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	3,364	3,307,317
2.50%, 04/15/21 (Call 03/15/21)	2,860	2,840,523
3.55%, 09/23/21 (Call 08/23/21)(a)	2,234	2,276,982
4.15%, 02/01/21(a)	105	107,770
Bank of Nova Scotia (The)
2.45%, 03/22/21	3,913	3,879,779
2.50%, 01/08/21(a)	2,379	2,363,703
2.80%, 07/21/21	1,890	1,883,196
3.13%, 04/20/21(a)	1,124	1,129,125
4.38%, 01/13/21(a)	1,274	1,307,086
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	2,765	2,734,226
Barclays PLC
3.20%, 08/10/21(a)	2,970	2,930,054
3.25%, 01/12/21	1,870	1,852,721
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,413	3,347,197
2.15%, 02/01/21 (Call 01/01/21)	1,596	1,572,922
3.20%, 09/03/21 (Call 08/03/21)(a)	487	490,662
BNP Paribas SA, 5.00%, 01/15/21	5,757	5,977,896
BPCE SA
2.65%, 02/03/21(a)	1,190	1,175,387
2.75%, 12/02/21(a)	2,195	2,159,748
Branch Banking & Trust Co., 2.85%, 04/01/21 (Call 03/01/21)	695	693,673
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21(a)	1,936	1,926,862
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)(a)	1,956	1,899,569
2.95%, 07/23/21 (Call 06/23/21)	2,160	2,139,350
Citibank N.A.
2.85%, 02/12/21 (Call 01/12/21)	1,545	1,541,029
3.40%, 07/23/21 (Call 06/23/21)	1,120	1,129,722
Citigroup Inc.
2.35%, 08/02/21	3,398	3,343,564
2.70%, 03/30/21	5,826	5,777,178
2.90%, 12/08/21 (Call 11/08/21)(a)	5,247	5,212,475
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	1,534	1,513,521

299

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	$1,505	$1,471,890
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21(a)	1,580	1,563,442
Compass Bank, 3.50%, 06/11/21 (Call 05/11/21)	1,559	1,555,882
Cooperatieve Rabobank UA, 4.50%, 01/11/21(a)	4,383	4,507,521
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	3,510	3,474,724
3.13%, 04/26/21	500	500,650
Credit Suisse AG/New York NY, 3.00%, 10/29/21(a)	3,585	3,576,181
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21(a)	2,915	2,922,637
Deutsche Bank AG
3.13%, 01/13/21(a)	1,952	1,898,925
3.38%, 05/12/21	2,779	2,705,134
Deutsche Bank AG/New York NY
3.13%, 01/13/21(a)	15	14,628
3.15%, 01/22/21	6,743	6,564,580
3.38%, 05/12/21	1,585	1,542,474
4.25%, 02/04/21(a)	965	957,512
4.25%, 10/14/21	795	787,137
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)	1,995	1,985,703
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	2,610	2,561,689
2.88%, 10/01/21 (Call 09/01/21)	2,085	2,068,758
3.35%, 07/26/21 (Call 06/26/21)	400	401,056
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	3,950	3,858,676
2.63%, 04/25/21 (Call 03/25/21)(a)	3,706	3,664,196
2.88%, 02/25/21 (Call 01/25/21)	3,195	3,184,393
5.25%, 07/27/21	5,837	6,122,663
HSBC Holdings PLC
2.95%, 05/25/21	5,485	5,460,756
3.40%, 03/08/21	4,595	4,623,535
5.10%, 04/05/21(a)	3,931	4,098,067
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)(a)	2,173	2,176,216
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)	580	580,969
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	5,103	5,011,248
2.40%, 06/07/21 (Call 05/07/21)	2,343	2,311,510
2.55%, 03/01/21 (Call 02/01/21)	5,912	5,867,778
4.35%, 08/15/21	5,018	5,171,902
4.63%, 05/10/21	3,238	3,348,481
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	1,280	1,260,685
3.35%, 06/15/21	700	704,683
KeyCorp., 5.10%, 03/24/21	3,179	3,311,946
Lloyds Bank PLC
3.30%, 05/07/21	1,405	1,408,597
6.38%, 01/21/21(a)	1,192	1,260,850
Lloyds Banking Group PLC, 3.10%, 07/06/21	2,780	2,750,115
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	1,420	1,408,754
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,285	2,223,739
2.95%, 03/01/21	3,900	3,878,862
3.54%, 07/26/21	827	832,574
Mizuho Financial Group Inc., 2.27%, 09/13/21	2,265	2,202,826

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.50%, 04/21/21(a)	$4,776	$4,719,882
2.63%, 11/17/21	5,106	5,033,954
5.50%, 07/28/21	6,312	6,670,332
5.75%, 01/25/21	3,183	3,342,055
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,065	1,033,614
2.50%, 01/12/21	2,665	2,636,884
2.63%, 01/14/21(a)	2,075	2,057,217
3.38%, 09/20/21	40	40,214
National Australia Bank Ltd/New York, 3.70%, 11/04/21	1,520	1,540,338
Northern Trust Corp., 3.38%, 08/23/21	905	916,457
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	3,028	2,972,133
2.50%, 01/22/21 (Call 12/23/20)(a)	1,315	1,302,166
2.55%, 12/09/21 (Call 11/09/21)	1,160	1,142,055
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	1,135	1,121,902
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	2,414	2,418,249
Royal Bank of Canada
2.50%, 01/19/21	2,380	2,362,531
3.20%, 04/30/21(a)	3,434	3,456,012
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	1,250	1,271,163
Santander UK Group Holdings PLC
2.88%, 08/05/21	2,905	2,855,092
3.13%, 01/08/21	2,991	2,973,054
Santander UK PLC
2.50%, 01/05/21	615	605,228
3.40%, 06/01/21	1,059	1,059,985
3.75%, 11/15/21	810	817,533
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	785	758,655
2.63%, 03/15/21	3,125	3,092,625
State Street Corp.
1.95%, 05/19/21	2,048	2,008,719
4.38%, 03/07/21(a)	1,855	1,910,260
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	3,416	3,328,414
2.44%, 10/19/21	664	650,063
2.93%, 03/09/21	4,238	4,217,403
SunTrust Banks Inc., 2.90%, 03/03/21 (Call 02/03/21)(a)	2,917	2,909,357
Svenska Handelsbanken AB
1.88%, 09/07/21	1,100	1,065,108
2.45%, 03/30/21	3,205	3,166,700
3.35%, 05/24/21	1,445	1,451,141
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	1,379	1,373,746
Toronto-Dominion Bank (The)
1.80%, 07/13/21	3,149	3,068,102
2.13%, 04/07/21	4,089	4,024,803
2.55%, 01/25/21	2,340	2,325,281
3.25%, 06/11/21	917	923,878
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)(a)	2,942	2,920,700
4.13%, 05/24/21 (Call 04/23/21)(a)	1,533	1,573,977
U.S. Bank N.A./Cincinnati OH, 3.15%, 04/26/21 (Call 03/26/21)	665	667,886
U.S. Bank NA/Cincinnati OH, 3.45%, 11/16/21 (Call 10/15/21)	2,740	2,772,688

300

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
2.10%, 07/26/21	$5,829	$5,693,476
2.50%, 03/04/21	5,204	5,150,191
3.00%, 01/22/21(a)	2,457	2,454,273
4.60%, 04/01/21	4,038	4,166,166
Wells Fargo Bank N.A.
2.60%, 01/15/21	3,160	3,136,395
3.33%, 07/23/21 (Call 07/23/20)(b)(c)	1,000	1,002,740
3.63%, 10/22/21 (Call 09/21/21)	3,940	3,995,987
Westpac Banking Corp.
2.00%, 08/19/21	3,195	3,110,748
2.10%, 05/13/21	2,935	2,873,659
2.65%, 01/25/21(a)	1,820	1,807,478
Zions Bancorp. N.A., 3.50%, 08/27/21	400	400,236

		335,576,834

Beverages — 2.6%
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21 (Call 01/01/21)	8,972	8,924,538
Anheuser-Busch InBev Worldwide Inc., 4.38%, 02/15/21	802	823,317
Coca-Cola Co. (The)
1.55%, 09/01/21	1,195	1,162,090
3.30%, 09/01/21	2,540	2,578,557
Constellation Brands Inc., 3.75%, 05/01/21	1,262	1,274,014
Keurig Dr Pepper Inc., 3.55%, 05/25/21(a)(d)	2,385	2,395,470
Molson Coors Brewing Co., 2.10%, 07/15/21 (Call 06/15/21)	2,767	2,695,003
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	1,449	1,411,138
2.00%, 04/15/21 (Call 03/15/21)(a)	1,610	1,586,011
3.00%, 08/25/21	1,677	1,694,491

		24,544,629

Biotechnology — 1.3%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	1,462	1,419,426
3.88%, 11/15/21 (Call 08/15/21)	3,052	3,110,720
4.10%, 06/15/21 (Call 03/15/21)	2,240	2,288,250
Celgene Corp.
2.25%, 08/15/21	725	709,144
2.88%, 02/19/21(a)	915	910,407
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	2,588	2,676,691
4.50%, 04/01/21 (Call 01/01/21)(a)	1,353	1,393,793

		12,508,431

Building Materials — 0.2%
CRH America Inc., 5.75%, 01/15/21	115	118,665
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	322	325,587
4.25%, 03/01/21	889	907,127
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	654	655,157

		2,006,536

Chemicals — 0.9%
Air Products & Chemicals Inc., 3.00%, 11/03/21(a)	479	479,627
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	774	813,675
Dow Chemical Co. (The), 4.13%, 11/15/21 (Call 08/15/21)(a)	3,378	3,464,916
Eastman Chemical Co., 3.50%, 12/01/21	740	743,604
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 08/17/21)	1,150	1,221,220
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	520	522,418

Security	Par (000)	Value

Chemicals (continued)
Praxair Inc.
3.00%, 09/01/21	$535	$536,236
4.05%, 03/15/21	647	661,946

		8,443,642

Commercial Services — 0.8%
Ecolab Inc., 4.35%, 12/08/21	2,090	2,169,378
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	795	770,943
3.60%, 08/15/21	590	588,525
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	1,326	1,306,508
3.25%, 06/07/21 (Call 05/07/21)	448	447,879
Total System Services Inc., 3.80%, 04/01/21 (Call 03/01/21)	1,648	1,659,899
Verisk Analytics Inc., 5.80%, 05/01/21	924	973,480

		7,916,612

Computers — 3.1%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)(a)	2,765	2,692,032
2.25%, 02/23/21 (Call 01/23/21)	4,636	4,599,422
2.85%, 05/06/21	5,480	5,505,153
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (Call 05/15/21)(d)	7,708	7,832,099
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	622	627,262
HP Inc.
4.30%, 06/01/21	874	895,203
4.38%, 09/15/21	350	361,371
4.65%, 12/09/21	825	853,801
IBM Credit LLC
1.80%, 01/20/21(a)	1,353	1,321,976
2.65%, 02/05/21	875	870,389
3.60%, 11/30/21	1,000	1,013,340
International Business Machines Corp.
2.25%, 02/19/21(a)	2,005	1,974,644
2.90%, 11/01/21(a)	590	586,784
NetApp Inc., 3.38%, 06/15/21 (Call 04/15/21)	885	885,248

		30,018,724

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 2.45%, 11/15/21	145	144,191
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	435	423,033
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,576	1,538,570
1.85%, 02/02/21	1,275	1,256,372
Unilever Capital Corp.
1.38%, 07/28/21(a)	1,245	1,201,189
2.75%, 03/22/21	955	952,889
4.25%, 02/10/21	1,800	1,854,468

		7,370,712

Diversified Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 12/16/21 (Call 11/16/21)	500	505,415
4.50%, 05/15/21	1,955	1,975,000
5.00%, 10/01/21	1,445	1,477,267
Air Lease Corp.
2.50%, 03/01/21	1,137	1,112,054
3.38%, 06/01/21 (Call 05/01/21)	1,182	1,173,643
3.88%, 04/01/21 (Call 03/01/21)	1,050	1,054,609

301

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd., 5.13%, 03/15/21	$152	$155,505
American Express Co.
3.38%, 05/17/21 (Call 04/17/21)	1,585	1,597,347
3.70%, 11/05/21 (Call 10/05/21)	53	53,858
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/04/21)(a)	4,517	4,465,009
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	1,190	1,195,771
4.75%, 07/15/21	3,800	3,925,780
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 04/21/21)(a)	1,046	1,054,107
International Lease Finance Corp., 4.63%, 04/15/21(a)	940	952,972
Jefferies Group LLC, 6.88%, 04/15/21	1,243	1,320,700
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)(a)	1,455	1,429,683
National Rural Utilities Cooperative Finance Corp., 2.90%, 03/15/21	1,233	1,231,163
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)(a)	1,938	1,938,349

		26,618,232

Electric — 3.9%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21(a)	156	158,078
Appalachian Power Co., 4.60%, 03/30/21 (Call 12/30/20)	300	308,199
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	210	211,884
Berkshire Hathaway Energy Co., 2.38%, 01/15/21	973	966,549
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)	998	971,812
CenterPoint Energy Inc., 3.60%, 11/01/21(a)	345	347,612
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	710	717,064
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	1,905	1,858,080
Dominion Energy Inc.
4.10%, 04/01/21(e)	470	474,296
Series C, 2.00%, 08/15/21 (Call 07/15/21)	1,335	1,289,343
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(a)	475	507,238
Duke Energy Carolinas LLC, 3.90%, 06/15/21 (Call 03/15/21)(a)	887	907,303
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	2,260	2,183,951
3.55%, 09/15/21 (Call 06/15/21)	1,852	1,866,205
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)	345	344,389
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 06/15/21)	493	494,898
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	1,971	1,933,216
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	440	445,742
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	410	420,820
Eversource Energy, 2.50%, 03/15/21 (Call 02/15/21)	945	931,392
Exelon Corp., 2.45%, 04/15/21 (Call 03/15/21)	1,358	1,331,329
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)(d)	100	96,293
2.10%, 10/04/21 (Call 09/04/21)	1,365	1,314,399
Georgia Power Co., 2.40%, 04/01/21 (Call 03/01/21)(a)	325	320,268
NextEra Energy Capital Holdings Inc., 4.50%, 06/01/21 (Call 03/01/21)	545	558,429
Ohio Power Co., Series M, 5.38%, 10/01/21	423	447,978
PacifiCorp, 3.85%, 06/15/21 (Call 03/15/21)	762	776,234
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	100	96,565
PNM Resources Inc., 3.25%, 03/09/21	581	576,666
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)(a)	380	379,669

Security	Par (000)	Value

Electric (continued)
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	$505	$515,393
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	1,157	1,145,442
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 02/15/21)(a)	375	366,596
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	620	597,134
Puget Energy Inc., 6.00%, 09/01/21	655	692,617
San Diego Gas & Electric Co., 3.00%, 08/15/21	917	916,532
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	678	674,983
Series A, 2.90%, 03/01/21	1,172	1,150,869
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)(a)	4,798	4,700,697
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	300	293,529
WEC Energy Group Inc., 3.38%, 06/15/21	893	896,858
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	210	209,465
Wisconsin Public Service Corp., 3.35%, 11/21/21	795	803,530
Xcel Energy Inc., 2.40%, 03/15/21 (Call 02/15/21)	1,035	1,019,527

		37,219,073

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	1,178	1,177,906

Electronics — 0.8%
Amphenol Corp., 3.13%, 09/15/21 (Call 08/15/21)	480	477,634
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21)	740	743,241
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	325	321,574
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	1,019	992,975
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	3,645	3,560,254
4.25%, 03/01/21	919	947,581
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	897	925,336

		7,968,595

Environmental Control — 0.2%
Republic Services Inc., 5.25%, 11/15/21	859	908,384
Waste Management Inc., 4.60%, 03/01/21 (Call 12/01/20)	705	724,832

		1,633,216

Food — 1.5%
Campbell Soup Co.
3.30%, 03/15/21	1,695	1,695,865
4.25%, 04/15/21	700	712,376
Conagra Brands Inc., 3.80%, 10/22/21	589	591,656
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	1,707	1,700,940
3.20%, 04/16/21	1,030	1,034,501
Hershey Co. (The), 3.10%, 05/15/21	1,055	1,061,151
JM Smucker Co. (The), 3.50%, 10/15/21(a)	1,119	1,127,460
Kellogg Co., 3.25%, 05/14/21	749	752,962
Kraft Heinz Foods Co., 3.38%, 06/15/21	859	860,340
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	423	417,691
2.95%, 11/01/21 (Call 10/01/21)	1,500	1,483,995
3.30%, 01/15/21 (Call 12/15/20)	1,154	1,155,281
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	1,284	1,259,822
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)	757	737,992

		14,592,032

Forest Products & Paper — 0.0%
International Paper Co., 7.50%, 08/15/21(a)	219	241,572

302

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	$675	$690,174
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)	451	461,391
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)	130	129,864

		1,281,429

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)	670	675,816

Health Care - Products — 1.7%
Abbott Laboratories, 2.90%, 11/30/21 (Call 10/30/21)	5,467	5,462,080
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	955	922,587
Becton Dickinson and Co., 3.13%, 11/08/21	2,602	2,580,013
Life Technologies Corp., 5.00%, 01/15/21 (Call 10/15/20)	375	383,588
Medtronic Inc., 4.13%, 03/15/21 (Call 12/15/20)(a)	441	450,115
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	2,111	2,087,399
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	2,097	2,119,438
4.50%, 03/01/21	1,605	1,660,854
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)	355	354,063

		16,020,137

Health Care - Services — 1.1%
Aetna Inc., 4.13%, 06/01/21 (Call 03/01/21)	490	498,374
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	1,096	1,108,681
Cigna Holding Co., 4.50%, 03/15/21 (Call 12/15/20)(a)	470	480,091
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	1,572	1,637,930
Quest Diagnostics Inc., 4.70%, 04/01/21	802	824,600
UnitedHealth Group Inc.
2.13%, 03/15/21(a)	2,830	2,796,946
2.88%, 12/15/21	1,303	1,302,505
3.15%, 06/15/21(a)	1,098	1,107,212
3.38%, 11/15/21 (Call 08/15/21)	590	596,903
4.70%, 02/15/21 (Call 11/15/20)	475	489,872

		10,843,114

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21(a)	647	666,869

Household Products & Wares — 0.0%
Clorox Co. (The), 3.80%, 11/15/21	195	198,416

Housewares — 0.1%
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	1,390	1,429,657

Insurance — 1.7%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)	3,800	3,826,068
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)	633	626,651
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21	2,138	2,204,492
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	2,450	2,429,052
3.75%, 08/15/21(a)	808	830,980
CNA Financial Corp., 5.75%, 08/15/21	350	368,946
Lincoln National Corp., 4.85%, 06/24/21	250	257,875
Marsh & McLennan Companies Inc., 4.80%, 07/15/21 (Call 04/15/21)	1,250	1,294,213
MetLife Inc., 4.75%, 02/08/21(a)	420	434,305
Progressive Corp. (The), 3.75%, 08/23/21	732	743,924
Prudential Financial Inc., 4.50%, 11/16/21	887	919,384
Reinsurance Group of America Inc., 5.00%, 06/01/21	645	668,755

Security	Par (000)	Value

Insurance (continued)
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)(a)	$1,036	$1,033,855
Unum Group, 3.00%, 05/15/21 (Call 04/15/21)	445	440,083
Willis Towers Watson PLC, 5.75%, 03/15/21	335	350,273

		16,428,856

Internet — 1.0%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)	2,385	2,378,918
Alphabet Inc., 3.63%, 05/19/21	1,941	2,001,928
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)	2,185	2,226,275
eBay Inc., 2.88%, 08/01/21 (Call 06/01/21)	2,052	2,034,476
JD.com Inc., 3.13%, 04/29/21	1,275	1,246,835

		9,888,432

Iron & Steel — 0.0%
ArcelorMittal, 5.50%, 03/01/21	370	382,891

Lodging — 0.2%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	970	960,504
Series N, 3.13%, 10/15/21 (Call 07/15/21)(a)	520	516,495

		1,476,999

Machinery — 1.9%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	3,046	2,955,747
2.90%, 03/15/21	600	599,700
3.15%, 09/07/21	100	100,910
Caterpillar Inc., 3.90%, 05/27/21	2,854	2,935,482
CNH Industrial Capital LLC
3.88%, 10/15/21	465	464,289
4.88%, 04/01/21	1,740	1,779,794
Dover Corp., 4.30%, 03/01/21 (Call 12/01/20)	335	341,971
John Deere Capital Corp.
2.35%, 01/08/21(a)	1,218	1,209,523
2.55%, 01/08/21	1,156	1,152,971
2.80%, 03/04/21	736	733,748
2.88%, 03/12/21	72	71,790
3.13%, 09/10/21(a)	870	872,262
3.15%, 10/15/21	1,498	1,504,486
3.90%, 07/12/21(a)	852	874,800
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	1,118	1,100,872
Xylem Inc./NY, 4.88%, 10/01/21	1,135	1,174,203

		17,872,548

Manufacturing — 1.2%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,543	1,498,145
3.00%, 09/14/21 (Call 08/14/21)(a)	492	497,845
General Electric Co.
4.63%, 01/07/21	2,128	2,173,305
4.65%, 10/17/21	3,206	3,274,256
5.30%, 02/11/21	2,414	2,474,712
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)(a)	340	343,628
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	884	875,920

		11,137,811

Media — 2.3%
21st Century Fox America Inc., 4.50%, 02/15/21	1,666	1,716,713
CBS Corp., 4.30%, 02/15/21 (Call 11/15/20)	250	254,538
Comcast Corp., 3.45%, 10/01/21(a)	1,522	1,540,173
Discovery Communications LLC, 4.38%, 06/15/21(a)	745	760,287
NBCUniversal Media LLC, 4.38%, 04/01/21(a)	4,489	4,622,682

303

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	$2,909	$2,928,985
4.13%, 02/15/21 (Call 11/15/20)(a)	1,117	1,125,489
Viacom Inc., 3.88%, 12/15/21(a)	1,175	1,184,435
Walt Disney Co. (The)
2.30%, 02/12/21	1,623	1,614,496
2.75%, 08/16/21	1,215	1,215,510
3.75%, 06/01/21	895	914,672
Warner Media LLC
4.70%, 01/15/21	2,222	2,287,727
4.75%, 03/29/21	1,729	1,785,037

		21,950,744

Mining — 0.4%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21(a)	1,920	1,935,898
Goldcorp Inc., 3.63%, 06/09/21 (Call 04/09/21)	1,241	1,244,921
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	355	365,639

		3,546,458

Oil & Gas — 4.2%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	1,804	1,853,826
Apache Corp., 3.63%, 02/01/21 (Call 11/01/20)	799	804,409
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	1,530	1,495,973
4.74%, 03/11/21	2,098	2,178,521
BP Capital Markets PLC, 3.56%, 11/01/21	2,417	2,456,929
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	1,313	1,313,079
Chevron Corp., 2.10%, 05/16/21 (Call 04/15/21)	3,380	3,335,925
Devon Energy Corp., 4.00%, 07/15/21 (Call 04/15/21)	1,293	1,306,654
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)(a)	1,180	1,189,995
EOG Resources Inc., 4.10%, 02/01/21	1,346	1,374,078
EQT Corp., 4.88%, 11/15/21	1,769	1,803,672
Exxon Mobil Corp., 2.22%, 03/01/21 (Call 02/01/21)	5,571	5,530,109
Marathon Petroleum Corp., 5.13%, 03/01/21(a)	1,451	1,505,253
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	2,136	2,164,024
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/21 (Call 11/01/20)	2,377	2,429,532
Pioneer Natural Resources Co., 3.45%, 01/15/21 (Call 12/15/20)	1,210	1,213,061
Shell International Finance BV
1.75%, 09/12/21	2,357	2,299,065
1.88%, 05/10/21	3,023	2,966,319
Total Capital International SA, 2.75%, 06/19/21	1,992	1,993,613
Total Capital SA
4.13%, 01/28/21	855	878,119
4.25%, 12/15/21(a)	553	574,794

		40,666,950

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21
(Call 05/15/21)(a)	728	727,498
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	794	796,596

		1,524,094

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	845	861,562

Pharmaceuticals — 5.3%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	3,553	3,490,218
3.38%, 11/14/21	1,748	1,759,974

Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp., 3.50%, 11/15/21 (Call 08/15/21)	$846	$851,228
Cigna Corp., 3.40%, 09/17/21(a)(d)	2,408	2,417,825
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)(a)	4,143	4,041,994
3.35%, 03/09/21(a)	3,972	3,988,801
4.13%, 05/15/21 (Call 02/15/21)(a)	1,146	1,165,608
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	1,105	1,106,260
4.75%, 11/15/21	2,942	3,055,237
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21(a)	1,890	1,904,213
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	2,664	2,618,552
2.45%, 12/05/21	650	649,207
3.55%, 05/15/21(a)	345	353,294
Merck & Co. Inc., 3.88%, 01/15/21 (Call 10/15/20)(a)	2,153	2,197,718
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	4,224	4,147,334
Perrigo Finance Unlimited Co., 3.50%, 12/15/21 (Call 10/15/21)	250	240,100
Pfizer Inc.
1.95%, 06/03/21	2,060	2,034,003
2.20%, 12/15/21	2,205	2,177,371
3.00%, 09/15/21(a)	930	938,993
Sanofi, 4.00%, 03/29/21	2,676	2,746,513
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	5,999	5,847,705
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)(d)	1,800	1,831,176
Zoetis Inc., 3.25%, 08/20/21	1,009	1,009,192

		50,572,516

Pipelines — 2.0%
Buckeye Partners LP, 4.88%, 02/01/21 (Call 11/01/20)	852	866,919
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	723	734,749
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	1,980	2,021,778
Enterprise Products Operating LLC
2.80%, 02/15/21(a)	1,557	1,550,445
2.85%, 04/15/21 (Call 03/15/21)	1,448	1,442,251
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	2,101	2,107,744
5.00%, 10/01/21 (Call 07/01/21)	870	900,981
5.80%, 03/01/21	418	437,742
Magellan Midstream Partners LP, 4.25%, 02/01/21	570	581,189
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	563	575,369
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (Call 11/01/20)	3,660	3,788,686
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	525	537,253
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	737	748,976
TransCanada PipeLines Ltd., 9.88%, 01/01/21	5	5,577
Western Gas Partners LP, 5.38%, 06/01/21 (Call 03/01/21)	1,183	1,221,601
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	1,595	1,618,781
7.88%, 09/01/21	250	275,148

		19,415,189

304

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 2.4%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	$1,779	$1,778,822
3.45%, 09/15/21	1,158	1,160,177
5.90%, 11/01/21	928	985,202
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)(a)	1,335	1,354,558
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)	385	382,309
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,653	1,606,253
3.40%, 02/15/21 (Call 01/15/21)	2,041	2,042,041
Digital Realty Trust LP, 5.25%, 03/15/21 (Call 12/15/20)	980	1,010,968
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)	1,831	1,900,468
GLP Capital LP/GLP Financing II Inc., 4.38%, 04/15/21	855	859,882
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21 (Call 05/15/21)	322	320,165
Highwoods Realty LP, 3.20%, 06/15/21 (Call 04/15/21)	250	247,325
Hospitality Properties Trust, 4.25%, 02/15/21 (Call 11/15/20)(a)	645	646,200
Host Hotels & Resorts LP, 6.00%, 10/01/21 (Call 07/01/21)(a)	455	478,360
Kimco Realty Corp., 3.20%, 05/01/21 (Call 03/01/21)	888	881,961
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 03/04/19)(a)	660	667,214
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	1,949	1,923,916
4.13%, 12/01/21 (Call 09/01/21)	1,394	1,428,892
4.38%, 03/01/21 (Call 12/01/20)	1,635	1,672,752
VEREIT Operating Partnership LP, 4.13%, 06/01/21 (Call 05/01/21)	1,100	1,109,592
Welltower Inc., 4.95%, 01/15/21 (Call 10/15/20)(a)	295	302,552
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)	719	734,739

		23,494,348

Retail — 2.3%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	853	847,251
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	1,527	1,589,210
Costco Wholesale Corp., 2.15%, 05/18/21 (Call 04/18/21)(a)	2,249	2,222,754
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)(a)	3,510	3,467,108
4.40%, 04/01/21 (Call 01/01/21)	2,133	2,198,888
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	400	405,200
3.80%, 11/15/21 (Call 08/15/21)	1,150	1,169,354
Macy’s Retail Holdings Inc., 3.45%, 01/15/21 (Call 12/15/20)	881	876,639
McDonald’s Corp., 3.63%, 05/20/21	1,042	1,060,131
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	518	525,356
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	937	962,880
4.88%, 01/14/21 (Call 10/14/20)	575	591,882
Starbucks Corp., 2.10%, 02/04/21 (Call 01/04/21)	2,120	2,087,861
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)(a)	1,135	1,130,642
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	2,753	2,747,191
Walmart Inc., 3.13%, 06/23/21	605	612,411

		22,494,758

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	80	87,826

Security	Par (000)	Value

Semiconductors — 1.8%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	$1,185	$1,159,653
2.95%, 01/12/21(a)	1,811	1,803,176
Applied Materials Inc., 4.30%, 06/15/21	1,185	1,222,790
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 01/15/21(a)	1,111	1,083,680
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	1,270	1,242,746
3.30%, 10/01/21(a)	2,920	2,970,779
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	1,074	1,092,774
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	1,977	1,966,225
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	2,580	2,527,626
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)	1,534	1,533,417
Xilinx Inc., 3.00%, 03/15/21	637	632,490

		17,235,356

Software — 2.3%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	1,852	1,814,793
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	885	896,045
Fidelity National Information Services Inc., 2.25%, 08/15/21 (Call 07/15/21)	1,958	1,904,840
Fiserv Inc., 4.75%, 06/15/21	300	308,286
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	5,929	5,780,953
4.00%, 02/08/21	984	1,015,104
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	6,975	6,822,875
2.80%, 07/08/21	3,474	3,480,184

		22,023,080

Telecommunications — 3.6%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	2,939	2,922,395
3.88%, 08/15/21	1,943	1,977,702
4.45%, 05/15/21(a)	1,784	1,834,933
4.60%, 02/15/21 (Call 11/15/20)(a)	1,092	1,120,545
5.00%, 03/01/21	1,851	1,919,653
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	3,908	3,824,564
2.20%, 02/28/21	4,434	4,390,148
2.90%, 03/04/21	874	877,199
Juniper Networks Inc., 4.60%, 03/15/21	375	385,140
Motorola Solutions Inc., 3.50%, 09/01/21	680	677,518
Orange SA, 4.13%, 09/14/21	1,813	1,861,679
Telefonica Emisiones SAU, 5.46%, 02/16/21	2,980	3,100,600
Verizon Communications Inc.
1.75%, 08/15/21	1,401	1,360,483
3.00%, 11/01/21 (Call 09/01/21)	2,087	2,088,023
3.45%, 03/15/21(a)	1,367	1,382,584
3.50%, 11/01/21	2,210	2,242,841
4.60%, 04/01/21(a)	1,981	2,049,503
Vodafone Group PLC, 4.38%, 03/16/21	796	814,873

		34,830,383

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.15%, 05/15/21 (Call 03/15/21)	922	917,510

Transportation — 1.1%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21 (Call 06/15/21)(a)	915	926,904
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	775	771,334

305

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
CSX Corp., 4.25%, 06/01/21 (Call 03/01/21)(a)	$890	$910,248
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)	691	693,287
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	780	758,652
3.45%, 11/15/21 (Call 10/15/21)(a)	315	315,917
3.50%, 06/01/21	435	436,379
Union Pacific Corp.
3.20%, 06/08/21	345	348,174
4.00%, 02/01/21 (Call 11/01/20)(a)	1,420	1,449,394
United Parcel Service Inc.
2.05%, 04/01/21(a)	1,341	1,319,584
3.13%, 01/15/21(a)	2,426	2,439,658

		10,369,531

Trucking & Leasing — 0.1%
GATX Corp., 4.85%, 06/01/21	550	564,173

Unknown BI — 0.0%
Family Dollar Stores Inc., 5.00%, 02/01/21(a)	180	184,500

Total Corporate Bonds & Notes — 98.8% (Cost: $953,256,959)		948,162,646

Short-Term Investments

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	63,448	63,467,421

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(f)(g)	12,086	$12,085,553

		75,552,974

Total Short-Term Investments — 7.9% (Cost: $75,536,851)		75,552,974

Total Investments in Securities — 106.7% (Cost: $1,028,793,810)		1,023,715,620

Other Assets, Less Liabilities — (6.7)%		(63,989,390)

Net Assets — 100.0%		$959,726,230

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)

Variable or floating rate security. Rate shown is the rate in effect as of period-end. (d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	52,042	11,406	(a)	—	63,448	$63,467,421	$48,451	(b)	$3,313	$8,889
BlackRock Cash Funds: Treasury, SL Agency Shares	2,993	9,093	(a)	—	12,086	12,085,553	38,299		—	—
PNC Bank N.A
2.15%, 04/29/21(c)	2,725	303		—	3,028	N/A	18,889		—	33,308
2.50%, 01/22/21(c)	1,090	225		—	1,315	N/A	8,255		—	10,565
2.55%, 12/09/21(c)	910	250		—	1,160	N/A	6,759		—	12,325

						$75,552,974	$120,653		$3,313	$65,087

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

306

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$948,162,646	$—	$948,162,646
Money Market Funds	75,552,974	—	—	75,552,974

	$75,552,974	$948,162,646	$—	$1,023,715,620

307

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority GO, 5.00%, 09/01/21	$330	$356,103
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	90	94,796
5.00%, 09/01/21	100	108,331
Alabama Public School & College Authority RB
5.00%, 03/01/21	130	138,814
5.00%, 05/01/21	35	37,557
Series A, 5.00%, 02/01/21	95	101,171
Series A, 5.00%, 05/01/21	100	107,307
Series B, 5.00%, 01/01/21	195	207,069
Series B, 5.00%, 05/01/21	110	118,038
Auburn University RB, 5.00%, 06/01/21	100	107,499
City of Huntsville AL GO
5.00%, 03/01/22 (PR 09/01/21)	115	124,429
Series A, 5.00%, 08/01/21	90	97,150
State of Alabama GO
5.00%, 08/01/21	650	702,630
Series A, 5.00%, 11/01/21	100	108,904
University of Alabama (The) RB, Series A, 5.00%, 07/01/21	345	371,517

		2,781,315

Alaska — 0.3%
Alaska Municipal Bond Bank Authority RB
Series 3, 5.00%, 07/01/21	65	69,740
Series 3, 5.00%, 10/01/21	50	54,010
Borough of North Slope AK GO, Series B, 5.00%, 10/30/21	50	54,196
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	36,987
City of Valdez AK RB
Series B, 5.00%, 01/01/21	220	232,124
Series C, 5.00%, 01/01/21	95	100,236
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21	25	27,043
State of Alaska GO, 4.00%, 08/01/21	100	105,412
University of Alaska RB, Series S, 4.00%, 10/01/21	20	21,131

		700,879

Arizona — 2.7%
Arizona Board of Regents COP
5.00%, 06/01/21	320	343,235
Series B, 5.00%, 06/01/21	125	134,076
Series C, 5.00%, 06/01/21	105	112,624
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/21	255	274,834
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	270,497
Arizona State University RB, Series A, 5.00%, 07/01/21	170	183,107
Arizona Transportation Board RB, 5.00%, 07/01/21	750	808,575
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/21	595	646,622
Series A, 5.00%, 10/01/21 (ETM)	50	54,161
City of Phoenix AZ GO
4.00%, 07/01/21	215	226,670
Series C, 4.00%, 07/01/21	25	26,357
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	42,142
5.00%, 07/01/21	575	619,590
Series A, 5.00%, 07/01/21	130	140,015
City of Scottsdale AZ GOL, 5.00%, 07/01/21	195	210,275

Security	Par (000)	Value

Arizona (continued)
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	$170	$182,898
Series B, 5.00%, 07/01/21	135	145,309
Maricopa County Community College District GO
5.00%, 07/01/21	395	425,648
Series D, 4.00%, 07/01/21	205	216,091
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/21	100	107,704
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/21	150	158,042
5.00%, 07/01/21	300	323,130
Pima County Regional Transportation Authority RB, 5.00%, 06/01/21	275	295,424
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 12/01/21	315	343,637
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/21	50	53,855
State of Arizona COP
5.00%, 09/01/21	80	86,559
5.00%, 10/01/21	180	195,224
University of Arizona RB
4.00%, 08/01/21	115	121,170
5.00%, 06/01/21	70	75,199

		6,822,670

Arkansas — 0.5%
Arkansas Development Finance Authority RB, Series C, 5.00%, 06/01/21	190	204,292
State of Arkansas GO
5.00%, 04/01/21	200	213,924
5.00%, 06/15/21	585	629,390
5.00%, 10/01/21	195	211,546
University of Arkansas RB
5.00%, 09/15/21	75	81,200
5.00%, 11/01/21	30	32,598

		1,372,950

California — 7.5%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	50	54,265
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	55,815
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	104,616
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21(a)	25	23,915
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/21	110	118,242
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	27,139
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	107,926
Series A-1, 5.00%, 10/01/21	35	38,228
California Municipal Finance Authority RB, Series A, 4.00%, 10/01/21	35	37,328
California State Public Works Board RB
5.00%, 11/01/21	500	544,005
5.00%, 06/01/21	365	392,423
Series A, 5.00%, 04/01/21	70	74,904
Series A, 5.00%, 09/01/21	70	75,795
Series C, 5.00%, 10/01/21	180	195,372
Series D, 5.00%, 12/01/21	150	163,593
Series E, 5.00%, 09/01/21	195	211,142
Series F, 5.00%, 10/01/21 (ETM)	50	54,612

308

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 05/01/21	$75	$80,453
Series G, 5.00%, 11/01/21	140	152,321
Series G, 5.25%, 12/01/26 (PR 12/01/21)	250	276,197
Series I, 4.00%, 11/01/21	160	169,814
Series I, 5.00%, 11/01/21	40	43,520
California State University RB
Series A, 4.00%, 11/01/21	105	112,228
Series A, 5.00%, 11/01/21	290	317,732
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	53,107
Series A, 5.00%, 08/15/21	60	64,961
City & County of San Francisco CA GO, Series A, 5.00%, 06/15/21	25	27,091
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	234,221
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/21	50	54,019
Series C, 5.00%, 06/01/21	115	124,243
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/21	50	53,896
Series C, 5.00%, 05/15/21	30	32,338
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	175	191,635
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	95,198
County of Los Angeles CA COP, 5.00%, 09/01/21	45	49,046
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	33,514
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	71,727
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21(a)	60	57,176
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	426,309
0.00%, 08/01/34 (PR 08/01/21)(a)	1,770	682,512
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	33,448
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	267,971
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	106,370
Los Angeles Community College District/CA GO, Series I, 4.00%, 08/01/21	140	148,705
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 07/01/21	160	173,354
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/21	80	86,946
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	970	1,029,277
Series A, 4.50%, 07/01/21	290	311,141
Series A, 5.00%, 07/01/21	145	157,245
Series B, 5.00%, 07/01/21	15	16,267
Los Angeles Department of Water RB, 5.00%, 07/01/21	50	54,235
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/21	205	221,400
Series A-1, 5.00%, 07/01/21	170	183,600
Series A-2, 5.00%, 07/01/21	155	167,400
Series C, 5.00%, 07/01/21	240	259,200
Series D, 5.00%, 07/01/21	215	232,200
Metropolitan Water District of Southern California RB, Series E, 5.00%, 07/01/21	160	173,632

Security	Par (000)	Value

California (continued)
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21(a)	$50	$47,759
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/21	225	245,880
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21(a)	75	71,762
Orange County Sanitation District RB, Series A, 5.00%, 02/01/21	15	16,051
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	19,179
Rancho Cucamonga Redevelopment Agency Successor Agency RB, 5.00%, 09/01/21	90	97,616
Regents of the University of California Medical Center Pooled Revenue RB, Series J, 5.00%, 05/15/21	60	64,816
Rocklin Unified School District GO, 0.00%, 08/01/21(a)	75	71,674
Sacramento City Financing Authority RB, Series A, 5.00%, 05/01/21	75	80,635
Sacramento Municipal Utility District RB, 5.00%, 08/15/21	105	114,338
San Diego Community College District GO
0.00%, 08/01/21(a)	100	95,870
5.00%, 08/01/21	100	108,811
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	200	210,446
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	49,232
San Diego Unified School District/CA GO, Series R-3, 4.00%, 07/01/21	40	42,425
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/21	100	107,662
Second Series A, 5.00%, 05/01/21	100	107,662
San Mateo County Community College District GO, 0.00%, 09/01/21 (NPFGC)(a)	250	239,517
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	109,073
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	95,376
Santa Clara Valley Transportation Authority RB, 5.00%, 06/01/21	500	540,595
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	25	23,939
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	54,226
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/21	25	27,099
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	565	608,290
Series O, 5.00%, 05/01/21	265	285,304
State of California Department of Water Resources RB
5.00%, 12/01/21	100	109,848
5.00%, 12/01/21	215	236,173
Series AK, 5.00%, 12/01/21	465	510,793
State of California GO
4.00%, 09/01/21	140	148,187
4.00%, 10/01/21	65	68,921
5.00%, 02/01/21	405	431,803
5.00%, 08/01/21	750	810,892
5.00%, 09/01/21	1,860	2,015,458
5.00%, 10/01/21	280	304,139

309

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/21	$530	$577,090
5.00%, 12/01/21	265	289,245
Series B, 5.00%, 09/01/21	340	368,417
University of California RB
Series AB, 5.00%, 05/15/21	195	210,653
Series AO, 5.00%, 05/15/21	110	118,830
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	114,791

		19,155,446

Colorado — 0.6%
Board of Governors of Colorado State University System RB
Series B, 5.00%, 03/01/21	60	63,992
Series E, 5.00%, 03/01/21	175	186,643
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	136,061
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	21,266
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/21	50	54,441
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 03/01/21	100	106,716
Denver City & County School District No. 1 GO
5.00%, 12/01/21 (SAW)	100	109,091
Series A, 5.25%, 12/01/21	50	54,838
Series B, 4.00%, 12/01/21	125	132,879
Series C, 5.00%, 12/01/21	115	125,455
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	32,982
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	275	295,727
Series A, 5.00%, 06/01/21	40	43,024
Series B, 4.25%, 06/01/21	100	105,843

		1,468,958

Connecticut — 1.5%
City of Stamford CT GO
4.00%, 07/01/21	100	105,628
5.00%, 08/01/21	75	81,188
Connecticut State Health & Educational Facilities Authority RB
Series E, 5.00%, 07/01/21	25	26,877
Series O, 4.00%, 11/01/21	35	36,810
Series X-2, 1.80%, 07/01/37(b)(c)	400	399,844
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 03/01/21	100	106,890
State of Connecticut GO
5.00%, 03/15/21	100	106,134
5.00%, 04/15/21	130	138,281
Series A, 5.00%, 10/15/21	255	274,704
Series B, 5.00%, 05/15/21	65	69,294
Series C, 5.00%, 07/15/21	100	107,055
Series D, 5.00%, 11/01/21	240	258,842
Series E, 4.00%, 09/15/21	40	41,859
Series E, 5.00%, 10/15/21	250	269,318
Series G, 5.00%, 11/01/21	500	539,255
State of Connecticut Special Tax Revenue RB
5.00%, 12/01/21	250	270,062
Series A, 5.00%, 01/01/21	100	105,588
Series A, 5.00%, 08/01/21	240	257,052
Series A, 5.00%, 09/01/21	80	85,847
Series A, 5.00%, 10/01/21	195	209,699

Security	Par (000)	Value

Connecticut (continued)
Series B, 5.00%, 08/01/21	$25	$26,776
University of Connecticut RB, Series A, 5.00%, 08/15/21	240	257,558

		3,774,561

Delaware — 0.9%
City of Wilmington DE GO, Series A, 4.00%, 10/01/21	15	15,876
County of New Castle DE GO, Series A, 5.00%, 07/15/21	110	118,752
Delaware River & Bay Authority RB, 5.00%, 01/01/21	100	106,072
Delaware Transportation Authority RB
5.00%, 06/01/21	125	134,076
5.00%, 07/01/21	775	834,373
State of Delaware GO
5.00%, 03/01/21	580	619,469
5.00%, 10/01/21	125	135,736
Series B, 5.00%, 07/01/21	35	37,733
Series D, 5.00%, 07/01/21	250	269,630
University of Delaware RB, Series A, 5.00%, 11/01/21	160	174,022

		2,445,739

District of Columbia — 1.1%
District of Columbia GO
Series A, 5.00%, 06/01/21	500	537,685
Series A, 5.00%, 12/01/21	100	109,062
Series E, 5.00%, 06/01/21	200	215,074
District of Columbia RB
4.00%, 12/01/21	100	106,316
5.00%, 07/15/21	80	85,862
Series A, 5.00%, 12/01/21	150	163,593
Series C, 4.00%, 12/01/21	200	212,632
Series C, 5.00%, 12/01/21	310	338,092
Series F, 5.00%, 12/01/21	80	87,250
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21	55	58,197
Series A, 5.00%, 10/01/21	25	27,100
Series C, 5.00%, 10/01/21	410	444,436
Metropolitan Washington Airports Authority RB
Series C, 5.00%, 10/01/21	75	81,384
Series F-1, 5.00%, 10/01/21	415	450,325

		2,917,008

Florida — 5.6%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/21	240	259,022
Broward County FL Water & Sewer Utility Revenue RB, 5.00%, 10/01/21	160	173,750
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 03/01/21	140	149,467
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/21	50	54,229
City of Jacksonville FL RB
5.00%, 10/01/21	400	431,586
Series B, 5.00%, 10/01/21	435	470,401
Series C, 5.00%, 10/01/21	180	194,346
City of Miami Beach FL RB, 5.00%, 09/01/21	35	37,759
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	97,845
City of Tallahassee GO, 5.00%, 10/01/21	140	151,803
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	100	108,594
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	100	108,213
County of Hillsborough FL Community Investment Tax Revenue RB, Series A, 5.00%, 11/01/21	40	43,453

310

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21	$40	$43,264
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	115	124,914
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	58,200
County of Miami-Dade FL GO, 5.00%, 07/01/21	245	263,995
County of Miami-Dade FL RB, Series B, 5.00%, 04/01/21	110	117,537
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/21	140	150,682
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	435	470,848
Series A, 5.00%, 10/01/21	90	97,490
County of Orange FL RB, 5.00%, 10/01/21	55	59,667
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/21	155	164,683
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	97,759
County of Palm Beach FL GO, 5.00%, 07/01/21	110	118,664
County of Palm Beach FL RB, 4.00%, 06/01/21	160	168,464
Escambia County School Board COP, 5.00%, 02/01/21	120	127,528
Florida Department of Environmental Protection RB
5.00%, 07/01/21	225	242,444
Series A, 5.00%, 07/01/21	300	323,259
Series B, 5.00%, 07/01/21	310	334,034
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	318,275
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	43,285
Series A, 5.00%, 10/01/21	410	443,656
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/21	125	134,032
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/21	100	107,753
Series B, 5.00%, 07/01/21	120	129,304
Series C, 5.00%, 07/01/21	170	183,180
Florida’s Turnpike RB, Series A, 5.00%, 07/01/21	310	334,034
Hillsborough County School Board COP, 5.00%, 07/01/21	300	322,449
Hillsborough County School Board RB, 5.00%, 10/01/21	60	64,879
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	134,419
JEA Electric System Revenue RB
Series A, 5.00%, 10/01/21	100	107,189
Series B, 5.00%, 10/01/21	50	53,595
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	225	241,458
Lee County School Board (The) COP
5.00%, 08/01/21	200	215,474
Series B, 3.00%, 08/01/21	50	51,369
Series B, 5.00%, 08/01/21	50	53,869
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/21	80	85,986
Series B, 5.00%, 07/01/21	155	166,599
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	235	254,940
Orange County School Board COP, Series A, 5.00%, 08/01/21	60	64,703
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/21	65	70,586
Series C, 4.00%, 10/01/21	75	79,504
Series C, 5.25%, 10/01/21	115	125,627

Security	Par (000)	Value

Florida (continued)
Palm Beach County School District COP
Series B, 5.00%, 08/01/21	$50	$53,933
Series D, 5.00%, 08/01/21	290	312,808
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	81,242
Pasco County School Board COP, 5.00%, 08/01/21	75	80,632
Reedy Creek Improvement District GOL, 5.00%, 06/01/21	250	268,485
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	205	221,837
Series A, 5.00%, 05/01/21	210	224,215
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/21	240	256,320
School District of Broward County/FL COP
5.00%, 07/01/21	70	75,307
Series A, 5.00%, 07/01/21	135	145,234
School District of Broward County/FL GO, Series B, 5.00%, 07/01/21	565	607,691
South Broward Hospital District RB, 5.00%, 05/01/21	50	53,430
St. Johns County School Board COP, 5.00%, 07/01/21	75	80,557
State of Florida GO
5.00%, 06/01/21	525	564,694
5.00%, 07/01/21	340	366,779
Series A, 4.00%, 06/01/21	105	110,555
Series A, 5.00%, 06/01/21	290	311,927
Series A, 5.00%, 07/01/21	120	129,451
Series B, 4.00%, 07/01/21	45	47,486
Series B, 5.00%, 06/01/21	270	290,414
Series C, 5.00%, 06/01/21	110	118,317
Series D, 5.00%, 06/01/21	95	102,183
Series E, 5.00%, 06/01/21	100	107,561
State of Florida Lottery Revenue RB
5.00%, 07/01/21	135	145,400
Series A, 5.00%, 07/01/21	435	468,513
Tampa Bay Water RB, 5.00%, 10/01/21	65	70,321
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	37,699

		14,363,056

Georgia — 2.5%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/21	180	191,104
City of Atlanta Department of Aviation Revenue RB
5.25%, 01/01/21	70	74,645
Series A, 4.00%, 01/01/21	75	78,225
Series B, 5.00%, 01/01/21	160	169,870
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	160	174,037
Series B, 5.00%, 11/01/21	100	108,773
Columbia County School District GO, 5.00%, 04/01/21	160	171,304
County of Carroll GA GO, 5.00%, 06/01/21	280	300,997
Forsyth County School District, 5.00%, 02/01/21	75	79,902
Georgia State Road & Tollway Authority RB
5.00%, 06/01/21	150	161,212
Series A, 5.00%, 03/01/21 (GTD)	170	181,633
Series B, 5.00%, 06/01/21	275	295,556
Gwinnett County Development Authority COP, 5.25%, 01/01/21	25	26,654
Gwinnett County School District GO
5.00%, 02/01/21	440	468,675
5.00%, 08/01/21 (SAW)	200	216,238
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 5.00%, 07/01/21	215	231,723

311

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia RB
Series A, 4.00%, 01/01/21	$10	$10,325
Series A, 5.00%, 11/01/21	50	53,865
Series B, 5.00%, 01/01/21	340	357,364
State of Georgia GO
4.00%, 09/01/21	225	238,273
5.00%, 02/01/21	390	415,494
Series A, 5.00%, 07/01/21	80	86,301
Series A-1, 5.00%, 02/01/21	110	117,191
Series C, 5.00%, 07/01/21	330	355,991
Series C, 5.00%, 10/01/21	275	298,782
Series C, 5.00%, 07/01/22 (PR 07/01/21)	150	161,703
Series E-2, 5.00%, 09/01/21	15	16,258
Series I, 5.00%, 07/01/21	470	507,017
Series I, 5.00%, 11/01/21	130	141,587
Series J-1, 4.00%, 07/01/21	450	474,862
Washington Wilkes Payroll Development Authority RB, 0.00%, 12/01/21, (ETM)(a)	220	207,799

		6,373,360

Hawaii — 2.3%
City & County Honolulu HI Wastewater System Revenue RB
4.00%, 07/01/21	55	57,949
5.00%, 07/01/21	210	226,088
Series A, 4.00%, 07/01/21	245	258,134
Series A, 5.25%, 07/01/36 (PR 07/01/21)	900	975,510
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/21	100	108,540
Series B, 4.00%, 10/01/21	150	158,928
Series B, 5.00%, 10/01/21	60	65,124
Series B, 5.00%, 11/01/21	560	609,286
Series C, 4.00%, 11/01/21	100	106,134
Series C, 5.00%, 10/01/21	165	179,091
County of Hawaii HI GO, 5.00%, 09/01/21	200	216,450
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/21	165	177,721
State of Hawaii GO
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	540	589,248
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	395	431,024
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21)	150	163,680
Series DZ-2017, 5.00%, 12/01/21	70	76,384
Series DZ-2017, 5.00%, 12/01/21 (ETM)	25	27,244
Series EA, 4.00%, 12/01/21	30	31,912
Series EE, 5.00%, 11/01/21	60	65,314
Series EF, 5.00%, 11/01/21	325	353,785
Series EH-2017, 5.00%, 08/01/21	195	210,783
Series EP, 5.00%, 08/01/21	75	81,071
Series EZ, 5.00%, 10/01/21	50	54,297
Series FB, 5.00%, 04/01/21	100	107,050
Series FE, 5.00%, 10/01/21	355	385,509
Series FH, 5.00%, 10/01/21	150	162,891
Series FN, 5.00%, 10/01/21	10	10,859
State of Hawaii State Highway Fund, Series B, 5.00%, 01/01/21	95	100,861

		5,990,867

Illinois — 1.7%
Chicago Midway International Airport RB, Series B, 5.00%, 01/01/21	70	74,061

Security	Par (000)	Value

Illinois (continued)
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	$100	$107,630
Series 2015-B, 5.00%, 01/01/21	50	52,997
Series A, 5.00%, 01/01/21	65	68,896
Series B, 5.00%, 01/01/21	15	15,899
Series C, 5.00%, 01/01/21	100	105,994
Chicago Transit Authority RB, 5.00%, 06/01/21	200	212,216
DuPage County Forest Preserve District GO, 5.00%, 01/01/21	40	42,429
Illinois Finance Authority RB
5.00%, 01/01/21	110	116,700
5.00%, 07/01/21	275	295,841
Illinois State Toll Highway Authority RB, Series D, 5.00%, 01/01/21	160	169,498
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	40	43,422
Series A, 6.00%, 07/01/21	25	27,366
State of Illinois GO
4.00%, 02/01/21	75	76,512
4.00%, 09/01/21	75	76,862
5.00%, 02/01/21	110	114,331
5.00%, 06/01/21	45	47,025
5.00%, 07/01/21	200	209,316
5.00%, 08/01/21	390	408,782
Series A, 5.00%, 06/01/21	425	444,129
Series A, 5.00%, 12/01/21	300	316,206
Series B, 5.00%, 10/01/21	200	210,192
Series B, 5.25%, 01/01/21	215	224,105
Series D, 5.00%, 11/01/21	720	757,793
State of Illinois RB, 5.00%, 06/15/21	190	199,447

		4,417,649

Indiana — 0.6%
Ball State University RB, 5.00%, 07/01/21	175	188,363
Indiana Finance Authority RB
4.00%, 02/01/21	100	104,586
4.00%, 10/01/21	100	105,545
Series A, 5.00%, 05/01/21	45	47,995
Series A, 5.00%, 10/01/21	150	162,435
Series A, 5.00%, 12/01/21	315	342,909
Series C, 5.00%, 12/01/21	35	38,182
Indiana University RB
5.00%, 08/01/21	120	129,685
Series A, 5.00%, 06/01/21	45	48,385
Series W-2, 5.00%, 08/01/21	320	345,827
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/21	50	53,630
Purdue University RB, Series CC, 5.00%, 07/01/21	45	48,525

		1,616,067

Iowa — 0.5%
City of Cedar Rapids IA GO
5.00%, 06/01/21	110	118,186
Series A, 5.00%, 06/01/21	155	166,535
City of Des Moines IA GO, Series E, 5.00%, 06/01/21	180	193,439
Iowa Finance Authority RB, 5.00%, 08/01/21	355	383,823
Iowa State Board of Regents RB, 4.00%, 09/01/21	135	142,684
State of Iowa RB, Series A, 5.00%, 06/01/21	150	161,106

		1,165,773

Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/21	150	161,213

312

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
Kansas Development Finance Authority RB, Series C, 5.00%, 05/01/21	$40	$42,822
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21	435	471,009
Series B, 5.00%, 09/01/21	450	487,251

		1,162,295

Louisiana — 0.2%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	27,135
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/21	10	10,710
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 4.00%, 05/01/21	20	20,964
State of Louisiana GO
Series A, 4.00%, 09/01/21	100	105,536
Series A, 5.00%, 02/01/21	15	15,944
Series C, 5.00%, 07/15/21	300	323,028

		503,317

Maine — 0.6%
City of Portland ME GOL, 4.00%, 04/01/21	310	325,109
Maine Municipal Bond Bank RB
5.00%, 11/01/21	75	81,559
Series B, 5.00%, 11/01/21	215	233,802
Series C, 5.00%, 11/01/21	305	331,672
Maine Turnpike Authority RB, 5.00%, 07/01/21	110	118,420
State of Maine GO, Series B, 5.00%, 06/01/21	340	365,205

		1,455,767

Maryland — 4.4%
City of Baltimore MD GO, 5.00%, 10/15/21	310	336,657
City of Baltimore MD RB
5.00%, 07/01/21	150	161,565
Series A, 5.00%, 07/01/21	325	349,695
County of Anne Arundel MD GOL
4.00%, 04/01/21	40	41,921
5.00%, 04/01/21	50	53,514
County of Baltimore MD COP, 5.00%, 10/01/21	125	135,464
County of Baltimore MD GO
5.00%, 08/01/21	300	324,282
Series B, 4.50%, 09/01/21	60	64,245
County of Carroll MD GO, 5.00%, 11/01/21	100	108,857
County of Harford MD GO, 5.00%, 09/15/21	240	260,290
County of Montgomery MD GO, 5.00%, 11/01/21	545	593,271
County of Prince George’s MD GO, 5.00%, 09/15/21	500	542,270
County of Prince George’s MD GOL
5.00%, 09/01/21	180	194,996
Series B, 4.00%, 07/15/21	500	527,715
Maryland Health & Higher Educational Facilities Authority RB
Series A, 5.00%, 07/01/21	25	26,828
Series B, 5.00%, 07/01/21	90	96,983
Maryland State Transportation Authority RB, 5.00%, 07/01/21	170	183,149
Maryland Water Quality Financing Administration Revolving Loan Fund RB, 5.00%, 03/01/21	125	133,369
State of Maryland Department of Transportation RB
5.00%, 02/01/21	150	159,775
5.00%, 06/01/21	55	59,158
5.00%, 09/01/21	730	790,816
5.00%, 10/01/21	50	54,297
5.00%, 12/01/21	105	114,606
5.00%, 02/15/24 (PR 02/15/21)	2,500	2,665,525

Security	Par (000)	Value

Maryland (continued)
State of Maryland GO
First Series, 5.00%, 06/01/21	$400	$430,244
First Series C, 4.00%, 08/15/21	250	264,117
First Series C, 5.00%, 08/01/21	620	670,183
Series A, 5.00%, 03/01/21	120	128,141
Series A, 5.00%, 03/01/24 (PR 03/01/21)	70	74,733
Series B, 5.00%, 08/01/21	105	113,499
Series C, 5.00%, 08/01/21	1,130	1,221,462
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/21	460	494,781

		11,376,408

Massachusetts — 3.3%
Commonwealth of Massachusetts GOL
5.00%, 03/01/21	125	133,452
5.00%, 04/01/22 (PR 04/01/21)	200	214,056
Series A, 4.00%, 07/01/21	200	210,758
Series A, 5.00%, 04/01/27 (PR 04/01/21)	550	588,654
Series A, 5.25%, 08/01/21	585	635,755
Series B, 5.00%, 08/01/21	445	480,903
Series B, 5.25%, 08/01/21	275	298,859
Series B, 5.25%, 08/01/21 (AGM)	200	217,352
Series B, 5.25%, 09/01/21	240	261,437
Series C, 5.00%, 10/01/21	80	86,854
Series D, 5.00%, 10/01/26 (PR 10/01/21)	1,435	1,558,324
Series E, 4.00%, 09/01/21	125	132,148
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21	200	217,458
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25 (PR 06/01/21)	450	483,916
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/21	150	161,740
Series A, 0.00%, 07/01/21(a)	200	190,870
Series C, 5.25%, 07/01/21	40	43,366
Series C, 5.50%, 07/01/21	200	218,004
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	38,046
Series 2014, 5.00%, 08/01/21	525	567,509
Massachusetts Development Finance Agency RB, Series B-3, 5.00%, 01/01/21	100	106,422
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 02/15/21	35	37,461
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/21 (ETM)	40	42,958
Series A, 5.00%, 08/15/21	370	400,307
Series B, 4.00%, 10/15/21	75	79,527
Series B, 5.00%, 10/15/21	315	342,282
Series C, 5.00%, 08/15/21 (ETM)	105	113,601
Massachusetts Turnpike Authority RB, Series C, 0.00%, 01/01/21 (NPFGC)(a)	95	91,547
Massachusetts Water Resources Authority RB
5.00%, 08/01/21	110	118,903
Series J, 5.50%, 08/01/21 (AGM)	285	311,531
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	38,087
Series 1, 4.00%, 11/01/21	50	53,076

		8,475,163

Michigan — 1.1%
Michigan Finance Authority RB 5.00%, 08/01/21	70	75,203

313

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
5.00%, 10/01/21	$475	$515,926
Michigan State Building Authority RB
Series I, 5.00%, 04/15/21	125	133,678
Series I, 5.00%, 10/15/21	465	504,506
Series I-A, 5.00%, 10/15/21	90	97,739
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	264,230
Michigan Strategic Fund RB
1.45%, 09/01/30(b)(c)	100	96,619
5.00%, 10/15/21	55	59,141
Royal Oak School District GO, 5.00%, 05/01/21	100	106,895
State of Michigan GO
Series A, 5.00%, 12/01/21	170	185,481
Series B, 5.00%, 11/01/21	235	255,859
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	340	370,300
5.25%, 11/01/21	125	136,823
5.50%, 11/01/21 (AGM)	130	143,163

		2,945,563

Minnesota — 1.3%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	250	272,800
Metropolitan Council GO
Series B, 5.00%, 09/01/21	75	81,307
Series C, 5.00%, 03/01/21	120	128,161
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,563
South Washington County Independent School District No. 833/MN GO, Series B, 5.00%, 02/01/21	150	159,867
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/21 (NPFGC)(a)	40	38,495
State of Minnesota COP, 5.00%, 06/01/21	55	59,093
State of Minnesota GO
5.00%, 10/01/21	590	640,705
Series A, 5.00%, 08/01/21	305	329,687
Series B, 5.00%, 08/01/21	125	135,117
Series D, 5.00%, 08/01/21	50	54,047
Series D, 5.00%, 10/01/21	175	190,039
Series F, 5.00%, 10/01/21	395	428,946
University of Minnesota RB
Series B, 5.00%, 12/01/21	300	327,321
Series D, 5.00%, 12/01/36 (PR 12/01/21)	500	545,600

		3,401,748

Mississippi — 0.8%
Mississippi Development Bank RB, 5.00%, 01/01/21	55	58,084
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21)	500	542,970
Series A, 5.00%, 10/01/36 (PR 10/01/21)	395	428,946
Series A, 5.25%, 11/01/21	340	371,776
Series C, 5.00%, 10/01/21	135	146,375
Series F, 5.00%, 11/01/21	205	222,792
Series F, 5.25%, 10/01/21	50	54,536
Series H, 4.00%, 12/01/21	165	175,024

		2,000,503

Missouri — 0.3%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	25	26,835
Series B, 5.00%, 05/01/21	120	128,808
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 07/01/21	525	565,997

Security	Par (000)	Value

Missouri (continued)
University of Missouri RB, Series A, 5.00%, 11/01/21	$120	$130,662

		852,302

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	21,614

Nebraska — 0.8%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	255	276,042
City of Omaha NE GO
5.00%, 04/15/21	100	107,085
5.00%, 11/15/21	280	304,744
5.25%, 04/01/21	130	139,737
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	48,977
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	200	217,808
Nebraska Public Power District RB
5.00%, 07/01/21	50	53,815
Series A, 5.00%, 01/01/21	420	445,666
Series B, 5.00%, 01/01/21	90	95,500
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 4.00%, 02/01/21	50	52,013
Omaha Public Power District RB, Series B, 5.00%, 02/01/21	45	47,905
University of Nebraska RB, 5.00%, 07/01/21	135	145,434

		1,934,726

Nevada — 2.0%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/21	130	139,582
Clark County School District GOL
Series A, 5.00%, 06/15/21	330	353,371
Series B, 5.00%, 06/15/21	175	187,393
Series D, 5.00%, 06/15/21	65	69,603
County of Clark Department of Aviation RB
5.00%, 07/01/21	100	107,434
5.00%, 07/01/21	145	155,779
County of Clark NV GOL
5.00%, 11/01/21	840	912,904
5.00%, 06/01/21	120	128,970
5.00%, 11/01/21	320	348,045
County of Clark NV RB
5.00%, 07/01/21	655	704,695
Series A, 5.00%, 07/01/21	500	537,935
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	109,049
Nevada System of Higher Education RB
4.00%, 07/01/21	75	78,930
Series A, 4.00%, 07/01/21	50	52,620
Series A, 5.00%, 07/01/21	100	107,587
State of Nevada GOL
5.00%, 04/01/21	205	219,227
5.00%, 06/01/21	135	145,047
5.00%, 08/01/21	100	107,966
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	735	801,179

		5,267,316

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21	70	75,426
Series D, 5.00%, 08/15/21	70	75,716
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	81,657

		232,799

314

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 1.1%
County of Monmouth NJ GO, 4.00%, 03/01/21	$200	$209,456
New Jersey Building Authority RB
Series A, 5.00%, 06/15/21	100	105,795
Series A, 5.00%, 06/15/21 (ETM)	5	5,372
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/21	150	159,995
Series DDD, 5.00%, 06/15/21	200	211,590
Series II, 5.00%, 03/01/21	25	26,282
Series KK, 5.00%, 03/01/21	20	21,025
Series NN, 5.00%, 03/01/21 (SAP)	180	189,229
Series UU, 5.00%, 06/15/21	230	243,329
Series XX, 5.00%, 06/15/21 (SAP)	335	354,413
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	37,186
New Jersey State Turnpike Authority RB, Series B, 5.00%, 01/01/21	125	132,614
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21 (SAP)	65	68,767
Series A-1, 5.00%, 06/15/21	100	106,222
Series AA, 5.00%, 06/15/21 (SAP)	115	121,664
Series B, 5.00%, 06/15/21	135	142,823
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/21	370	392,537
State of New Jersey GO
5.00%, 06/01/21	145	154,844
5.25%, 08/01/21	160	172,622

		2,855,765

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	107,941
New Mexico Finance Authority RB
5.00%, 06/15/21	585	629,781
Series A, 5.00%, 06/15/21	50	53,794
Series C, 5.00%, 06/01/21	100	107,537
State of New Mexico GO, 5.00%, 03/01/21, (ETM)	260	277,308
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/21	600	645,816
Series B, 5.00%, 07/01/21	80	85,971
University of New Mexico (The) RB, Series A, 5.00%, 06/01/21	100	107,323

		2,015,471

New York — 7.9%
City of New York NY GO
4.00%, 10/01/21	625	662,200
5.00%, 08/01/21	930	1,004,799
Series 1, 5.00%, 08/01/21	50	54,022
Series A, 5.00%, 08/01/21	50	54,022
Series A-1, 4.00%, 08/01/21	200	211,226
Series A-1, 5.00%, 08/01/21	35	37,815
Series B, 5.00%, 08/01/21	230	248,499
Series C, 5.00%, 08/01/21	180	194,477
Series E, 4.00%, 08/01/21	25	26,403
Series E, 5.00%, 08/01/21	285	307,923
Series F, 5.00%, 08/01/21	200	216,086
Series H, 5.00%, 08/01/21	345	372,748
Series I, 5.00%, 03/01/21	60	64,045
Series I, 5.00%, 08/01/21	315	340,335
Series J, 5.00%, 08/01/21	715	772,507

Security	Par (000)	Value

New York (continued)
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	$35	$37,064
Series A, 5.00%, 04/01/21	50	53,316
Series C, 5.00%, 10/01/21	150	162,117
Long Island Power Authority RB
5.00%, 09/01/21	100	108,226
Series A, 0.00%, 06/01/21(a)	90	85,733
Series B, 5.00%, 09/01/21	205	221,863
Metropolitan Transportation Authority RB
5.25%, 11/15/21	250	272,075
Series A, 5.00%, 11/15/21	30	32,745
Series A-1, 4.00%, 11/15/21 (ETM)	50	53,264
Series A-1, 5.00%, 11/15/21	110	118,972
Series B, 5.00%, 11/15/21	290	313,653
Series B-2, 5.00%, 11/15/21	210	227,128
Series B-4, 5.00%, 11/15/21	195	212,844
Series C, 5.00%, 11/15/21	280	302,837
Series C-1, 5.00%, 11/15/21	120	129,787
Series D, 5.00%, 11/15/21	255	275,798
Series E, 5.00%, 11/15/21	180	194,681
Series F, 4.00%, 11/15/21	25	26,366
Series F, 5.00%, 11/15/21	335	362,323
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	54,633
Nassau County Sewer & Storm Water Finance Authority RB,
Series A, 5.00%, 10/01/21	40	43,514
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/21 (SAW)	15	16,189
5.00%, 07/15/21 (ETM) (SAW)	125	135,190
Series S-1, 5.00%, 07/15/21 (ETM SAW)	355	383,496
Series S-1, 5.00%, 07/15/21 (ETM)	225	243,342
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A, 5.00%, 08/01/21	500	540,470
Series A, 5.00%, 11/01/21	110	119,743
Series A-1, 5.00%, 11/01/21	325	353,785
Series B, 5.00%, 11/01/21	100	108,857
Series B-1, 5.00%, 11/01/21	75	81,643
Series C, 5.00%, 11/01/21	540	587,827
Series E, 5.00%, 11/01/21	150	163,285
Series F-1, 5.00%, 05/01/21	165	177,073
Series I, 5.00%, 05/01/21	95	101,951
New York City Water & Sewer System RB, Series EE, 4.00%, 06/15/21	80	84,416
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	217,596
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/21 (SAW)	110	119,986
New York State Dormitory Authority RB
0.00%, 08/01/21(a)	80	76,280
4.00%, 05/15/21	90	94,619
4.00%, 10/01/21	225	237,958
5.00%, 08/15/21 (SAP)	150	161,628
5.50%, 05/15/21 (AMBAC)	100	108,403
Series A, 4.00%, 03/15/21	100	104,861
Series A, 5.00%, 02/15/21	205	218,700
Series A, 5.00%, 03/15/21	565	604,056

315

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/21	$260	$279,692
Series A, 5.00%, 10/01/21	215	232,940
Series A, 5.00%, 10/01/21 (AGM)	75	81,320
Series B, 5.00%, 03/15/21	800	854,920
Series B, 5.00%, 07/01/21	55	59,227
Series C, 5.00%, 03/15/21	200	213,730
Series D, 5.00%, 02/15/21	325	346,720
Series D, 5.00%, 08/15/21	70	75,716
Series D, 5.00%, 10/01/21 (BAM SAW)	225	243,835
Series E, 4.00%, 03/15/21	100	104,797
Series E, 5.00%, 03/15/21	100	106,865
Series E, 5.00%, 08/15/21	210	227,146
Series F, 5.00%, 10/01/21 (BAM SAW)	45	48,828
New York State Environmental Facilities Corp. RB
5.00%, 02/15/21	25	26,671
5.00%, 06/15/21	210	226,240
5.00%, 11/15/21	25	27,259
Series A, 5.00%, 06/15/21	200	215,466
Series B, 5.00%, 06/15/21	100	107,733
Series E, 5.00%, 05/15/21	95	102,092
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	190	203,395
Series A-1, 5.00%, 04/01/21	130	139,165
New York State Thruway Authority RB
5.00%, 01/01/21	130	138,020
Series A, 5.00%, 03/15/21	180	192,434
Series I, 5.00%, 01/01/21	200	212,338
Series K, 4.00%, 01/01/21	70	73,010
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/21	375	400,744
Series A-1, 5.00%, 03/15/21	170	181,670
Series A-2, 5.50%, 03/15/21	135	145,664
Series D, 5.00%, 03/15/21	350	374,027
Series E, 5.00%, 03/15/21	70	74,806
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	130	141,511
Series 173, 4.00%, 12/01/21	30	31,946
Series 175, 5.00%, 12/01/21	55	60,112
Series 189, 5.00%, 05/01/21	110	118,150
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	179,657
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	100	110,246
Series A, 4.00%, 11/15/21	65	69,006
Series A, 5.00%, 01/01/21	145	154,142
Series A, 5.00%, 11/15/21	80	87,184
Series B, 4.00%, 11/15/21	210	223,177
Series B, 5.00%, 11/15/21	320	348,736
Series C, 5.00%, 11/15/21	175	190,715

		20,328,452

North Carolina — 3.2%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	50	52,758
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	255	278,001
City of Charlotte NC GO, 5.00%, 12/01/21	285	311,120
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	355	382,985
5.00%, 12/01/21	50	54,597
City of Durham NC GO, Series C, 5.00%, 07/01/21	50	53,941

Security	Par (000)	Value

North Carolina (continued)
City of Raleigh NC Combined Enterprise System Revenue RB, 5.00%, 03/01/21	$40	$42,704
City of Raleigh NC GO
Series A, 4.00%, 09/01/21	50	52,898
Series B, 5.00%, 04/01/21	50	53,533
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	43,403
County of Buncombe NC RB
5.00%, 06/01/21	65	69,874
Series A, 5.00%, 06/01/21	85	91,374
County of Cabarrus NC GO, 5.00%, 03/01/21	75	80,053
County of Durham NC GO, 5.00%, 10/01/21	160	173,874
County of Forsyth NC GO
4.00%, 12/01/21	10	10,642
5.00%, 07/01/21	50	53,929
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	270,235
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/21	200	216,818
Series A, 5.00%, 12/01/21	550	600,567
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	270	293,117
County of New Hanover NC GO
5.00%, 02/01/21	200	212,992
5.00%, 08/01/21	300	324,291
County of Wake NC GO, Series C, 5.00%, 03/01/21	380	406,019
County of Wake NC RB, Series A, 5.00%, 12/01/21	75	81,808
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	745	789,946
Series B, 5.00%, 01/01/21 (ETM)	435	462,087
North Carolina State University at Raleigh RB, Series A,
5.00%, 10/01/21	100	108,567
State of North Carolina GO
5.00%, 06/01/21	380	408,732
Series C, 4.00%, 05/01/21	350	367,825
State of North Carolina GOL, Series B, 5.00%, 06/01/21	400	430,088
State of North Carolina RB
5.00%, 03/01/21	390	415,615
5.00%, 05/01/29 (PR 05/01/21)	750	804,532
University of North Carolina at Chapel Hill RB, 0.00%, 08/01/21(a)	55	52,507
University of North Carolina at Greensboro RB, 5.00%, 04/01/21	80	85,552

		8,136,984

Ohio — 5.0%
City of Columbus OH GO
Series 1, 5.00%, 07/01/21	460	495,890
Series 2012-3, 5.00%, 08/15/21	225	243,430
Series A, 5.00%, 02/15/21	110	117,328
Series A, 5.00%, 08/15/21	305	329,983
City of Columbus OH GOL
5.00%, 08/15/21	20	21,638
Series 2012-4, 4.00%, 08/15/21	20	21,145
Cleveland Department of Public Utilities Division of Water RB, Series Y, 5.00%, 01/01/21	70	74,373
Cleveland State University RB, 5.00%, 06/01/21	55	58,760
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	114,319
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/21	250	268,782
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	505	550,036
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/21	150	159,108
Miami University/Oxford OH RB, 5.00%, 09/01/21	185	200,118

316

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21	$70	$76,146
Ohio Higher Educational Facility Commission RB, 5.00%, 01/01/21	100	105,975
Ohio State Building Authority RB, 5.00%, 10/01/21	205	221,828
Ohio State University (The) RB
Series A, 5.00%, 06/01/21	50	53,726
Series D, 5.00%, 12/01/21	75	81,743
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.50%, 02/15/21 (NPFGC)	105	112,818
Ohio Water Development Authority RB
5.00%, 06/01/21	200	215,140
Series A, 5.00%, 06/01/21	185	199,005
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	26,893
5.00%, 12/01/21	440	480,128
5.50%, 06/01/21	250	271,762
Series B, 5.00%, 12/01/21	150	163,680
State of Ohio GO
5.00%, 08/01/21	125	135,085
5.00%, 09/01/21	150	162,458
5.00%, 02/01/29 (PR 08/01/21)	4,680	5,057,582
Series A, 5.00%, 03/01/21	100	106,762
Series A, 5.00%, 05/01/21	130	139,482
Series A, 5.00%, 08/01/21	85	91,858
Series A, 5.00%, 09/01/21	50	54,153
Series A, 5.00%, 09/15/21	760	824,044
Series B, 5.00%, 08/01/21	400	432,272
Series C, 5.00%, 09/15/21	165	178,905
Series R, 5.00%, 05/01/21	20	21,463
Series T, 5.00%, 11/01/21	200	217,714
State of Ohio RB
5.00%, 04/01/21	80	85,511
5.00%, 10/01/21	270	292,677
Series A, 5.00%, 04/01/21	250	267,222
Series B, 5.00%, 04/01/21	100	106,889

		12,837,831

Oklahoma — 0.9%
City of Oklahoma City OK GO, 5.00%, 03/01/21	515	549,608
Grand River Dam Authority RB, Series A, 5.00%, 06/01/21	350	375,798
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	173,358
Series B, 5.00%, 07/01/21	245	263,635
Series C, 5.00%, 07/01/21	70	75,341
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/21	160	172,533
Oklahoma Development Finance Authority RB, Series A, 5.00%, 08/15/21	45	48,338
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/21	320	333,450
Oklahoma Water Resources Board RB, Series A, 5.00%, 04/01/21	145	155,063
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/21	150	161,160

		2,308,284

Oregon — 1.9%
City of Portland OR Sewer System Revenue RB
5.00%, 05/01/21	150	160,788
Series A, 5.00%, 06/01/21	290	311,678
Series A, 5.00%, 08/01/21	245	264,524
Series A, 5.00%, 10/01/21	60	65,121
Series B, 5.00%, 10/01/21	100	108,507

Security	Par (000)	Value

Oregon (continued)
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	$100	$105,947
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/21	150	161,358
County of Multnomah OR GO, 5.00%, 06/01/21	500	537,805
County of Washington OR GOL, 5.00%, 03/01/21	300	320,223
Lane Community College GO, 4.00%, 06/15/21	65	68,422
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO, 4.00%, 06/15/21 (GTD)	75	79,021
Metro/OR GO, Series A, 5.00%, 06/01/21	200	215,092
Oregon Health & Science University RB, Series A, 5.00%, 07/01/21	320	344,102
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	65	70,559
Oregon State Lottery RB
4.00%, 04/01/21	160	167,834
Series B, 5.00%, 04/01/21	190	203,311
Series D, 5.00%, 04/01/21 (MORAL OBLG)	95	101,656
Portland Community College District GO, 5.00%, 06/15/21	20	21,527
Salem-Keizer School District No. 24J GO, 0.00%, 06/15/21 (GTD)(a)	100	95,628
State of Oregon Department of Transportation RB
5.00%, 11/15/21	65	70,837
Series A, 5.00%, 11/15/21	105	114,447
Series C, 5.00%, 11/15/21	200	217,994
State of Oregon GO
Series C, 5.00%, 06/01/21	200	215,122
Series H, 5.00%, 05/01/21	80	85,854
Series J, 5.00%, 05/01/21	80	85,854
Series N, 5.00%, 12/01/21	415	452,848
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	162,077
Washington & Multnomah Counties School District No. 48J Beaverton GO, Series B, 4.00%, 06/15/21	125	131,721
Washington County Clean Water Services RB, 5.00%, 10/01/21	55	59,634

		4,999,491

Pennsylvania — 1.7%
Commonwealth of Pennsylvania GO
5.00%, 04/01/21	40	42,670
5.00%, 07/01/21	230	247,041
First Series, 5.00%, 06/01/21	225	241,103
First Series, 5.00%, 06/15/21	200	214,550
First Series, 5.00%, 07/01/21	15	16,111
First Series, 5.00%, 08/15/21	25	26,945
First Series, 5.00%, 11/15/21	425	461,108
First Series, 5.00%, 11/15/24 (PR 11/15/21)	100	108,980
Second Series, 5.00%, 01/15/21	400	424,224
Second Series, 5.00%, 07/01/21	75	80,557
Second Series, 5.00%, 10/15/21	60	64,949
Series T, 5.00%, 07/01/21	180	193,336
County of Chester PA GO, 5.00%, 11/15/21	30	32,639
Delaware County Authority RB, 5.00%, 08/01/21	40	43,085
Pennsylvania Higher Educational Facilities Authority RB
5.25%, 05/01/41 (PR 05/01/21)	1,000	1,077,040
Series A, 5.00%, 05/01/21 (ETM)	15	16,074
Series AN, 5.00%, 06/15/21	25	26,809
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a)	20	18,785

317

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series A, 5.00%, 12/01/21	$320	$347,846
Series A, 5.25%, 07/15/21	80	86,542
Series B, 5.00%, 12/01/23 (PR 12/01/21)	450	491,040

		4,261,434

Rhode Island — 0.5%
Rhode Island Commerce Corp RB, 5.00%, 06/15/21	30	32,161
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	340	368,322
Rhode Island Infrastructure Bank RB, 5.00%, 10/01/21	90	97,682
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 4.00%, 10/01/21	145	153,468
Series C, 5.00%, 10/01/21	180	195,264
State of Rhode Island GO
5.00%, 05/01/21	100	107,111
Series D, 5.00%, 08/01/21	230	248,089

		1,202,097

South Carolina — 1.0%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	130	141,388
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.50%, 02/01/21	75	79,140
County of Charleston SC GO, 5.00%, 11/01/21	155	168,801
Horry County School District/SC GO, 5.00%, 03/01/21 (SCSDE)	230	245,447
SCAGO Educational Facilities Corp. for Picknes School District RB, 5.00%, 12/01/21	65	70,544
South Carolina Public Service Authority RB
5.00%, 12/01/21	165	177,159
5.00%, 12/01/21 (ETM)	40	43,532
Series B, 4.00%, 12/01/21	55	58,426
Series C, 5.00%, 12/01/21	85	91,264
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21	440	475,878
Series B, 5.00%, 10/01/21	275	297,423
State of South Carolina GO
Series A, 4.00%, 06/01/21	260	273,718
Series A, 5.00%, 07/01/21 (SAW)	300	323,649

		2,446,369

Tennessee — 2.2%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/21	25	26,604
City of Memphis TN GO, 5.00%, 06/01/21	500	537,495
County of Montgomery TN GO, 5.00%, 04/01/21	175	187,287
County of Shelby TN GO
5.00%, 03/01/21	200	213,602
Series A, 4.00%, 03/01/21	45	47,147
Series A, 5.00%, 04/01/21	250	267,662
County of Sumner TN GO
5.00%, 06/01/21	125	134,433
5.00%, 12/01/21	70	76,395
County of Williamson TN GO, Series A, 5.00%, 04/01/21	500	535,215
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series D, 4.00%, 10/01/21	340	360,036
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/21	350	377,307
Series A, 5.00%, 01/01/21	100	106,150

Security	Par (000)	Value

Tennessee (continued)
Series C, 5.00%, 07/01/21	$240	$258,725
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series A, 5.25%, 01/01/21, (ETM)	50	53,299
State of Tennessee GO
5.00%, 08/01/21	500	540,740
Series A, 5.00%, 08/01/21	305	329,851
Series A, 5.00%, 09/01/21	50	54,205
Series A, 5.00%, 10/01/21	595	646,592
Series B, 5.00%, 08/01/21	250	270,370
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21	555	604,106

		5,627,221

Texas — 11.5%
Allen Independent School District GO, 5.00%, 02/15/21	100	106,538
Austin Independent School District GO
5.00%, 08/01/21 (PSF)	125	134,834
Series B, 5.00%, 08/01/21	50	53,908
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/21	220	233,877
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/21 (PSF)	100	106,474
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/21	50	52,592
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	100	94,803
0.00%, 08/15/21 (ETM) (AMBAC)(a)	375	357,656
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	130,558
City of Austin TX GOL
5.00%, 09/01/21	580	627,548
Series A, 4.00%, 09/01/21	30	31,715
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	190	203,785
5.00%, 11/15/21	210	228,438
5.00%, 11/15/21 (ETM)	25	27,209
Series A, 5.00%, 05/15/21	125	134,069
Series A, 5.00%, 11/15/21	25	27,195
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	166,789
Series C, 5.00%, 07/15/21	50	53,803
City of Dallas TX GOL, 5.00%, 02/15/21	160	170,263
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	70,444
Series A, 5.00%, 10/01/21	110	119,214
City of Denton TX GO, 5.00%, 02/15/21	55	58,515
City of Denton TX GOL, 5.00%, 02/15/21	125	132,989
City of El Paso TX GOL, 4.00%, 08/15/21	110	115,905
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/21	75	79,942
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/21	80	85,313
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/21	65	69,077
City of Garland TX GOL, 5.00%, 02/15/21	115	122,495
City of Grand Prairie TX GOL, 5.00%, 02/15/21	150	159,993
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/21	375	403,612
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/21	110	119,721
Series C, 5.00%, 05/15/21	160	171,683

318

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series D, 5.00%, 11/15/21	$245	$266,650
City of Houston TX GOL, Series A, 5.00%, 03/01/21	300	319,726
City of Lubbock TX GOL
4.00%, 02/15/21	420	438,333
5.00%, 02/15/21	190	202,066
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21	300	313,515
5.00%, 02/01/21	295	314,005
City of San Marcos TX GOL, 5.00%, 08/15/21	40	43,101
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/21	100	106,412
Clifton Higher Education Finance Corp. RB, 5.00%, 03/01/21	80	85,136
Conroe Independent School District GO, 5.00%, 02/15/21 (PSF)	40	42,615
County of Denton TX GOL, 5.00%, 07/15/21	125	134,695
County of Fort Bend TX GO, 5.00%, 03/01/21	15	15,985
County of Harris TX GOL
Series A, 5.00%, 08/15/21	55	59,406
Series A, 5.00%, 10/01/21	75	81,282
Series B, 5.00%, 10/01/21	100	108,376
County of Harris TX RB
5.00%, 08/15/21	145	156,577
Series A, 5.00%, 08/15/21	125	134,980
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF)	120	125,461
5.00%, 02/15/21	175	186,442
Series A, 5.00%, 02/15/21	280	298,306
Series C, 5.00%, 02/15/21	100	106,538
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21	225	245,065
Series B, 5.00%, 12/01/21	55	59,968
Dallas Independent School District GO, 4.00%, 08/15/21	70	73,900
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21	150	162,780
Series F, 5.00%, 11/01/21	180	195,336
Series G, 5.00%, 11/01/21	85	92,242
Denton Independent School District GO, Series A, 5.00%, 08/15/21	100	107,959
DeSoto Independent School District GO, 0.00%, 08/15/21(a)	250	237,840
Edinburg Consolidated Independent School District/TX GO, 4.00%, 02/15/21	100	104,385
Fort Bend Independent School District GO, 5.00%, 08/15/21	45	48,640
Fort Worth Independent School District GO, 5.00%, 02/15/21	175	186,365
Frisco Independent School District GO
5.00%, 08/15/21 (PSF)	100	107,933
Series A, 4.50%, 08/15/21	20	21,340
Garland Independent School District GO, 5.00%, 02/15/21 (PSF)	100	106,474
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21	55	59,392
Series A, 5.00%, 08/15/21	45	48,501
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	32,423
Series A, 5.00%, 11/15/21	105	113,671
Harris County Flood Control District GOL, Series A, 5.25%, 10/01/21	230	250,803
Harris County Hospital District RB, 5.00%, 02/15/21	100	106,249
Houston Community College System GOL, 5.00%, 02/15/21	230	244,794
Houston Community College System RB, 5.00%, 04/15/21	100	106,807

Security	Par (000)	Value

Texas (continued)
Houston Independent School District GOL, 5.00%, 02/15/21 (PSF)	$250	$266,292
Katy Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	275	292,979
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21	285	307,831
Laredo Community College District GOL, 5.00%, 08/01/21	65	69,817
Leander Independent School District GO
0.00%, 08/15/21(a)	675	643,140
Series B, 0.00%, 08/15/21(a)	150	142,634
Series D, 0.00%, 08/15/21(a)	50	47,640
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF)	150	162,170
Series B, 4.00%, 08/15/21	285	300,444
Lone Star College System GOL
5.00%, 02/15/21	190	202,264
Series A, 5.00%, 08/15/21	145	156,503
Longview Independent School District GO, 5.00%, 02/15/21	70	74,502
Lower Colorado River Authority RB
5.00%, 05/15/21	215	230,074
Series A, 5.00%, 05/15/21	170	181,919
Series B, 5.00%, 05/15/21	150	160,517
Magnolia Independent School District/TX GO, 5.00%, 08/15/21	60	64,760
Manor Independent School District GO, 5.00%, 08/01/21	15	16,161
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	145	157,748
Series B, 5.00%, 11/01/21	220	239,342
Midland Independent School District GO, 5.00%, 02/15/21	50	53,227
North East Independent School District/TX GO, 5.25%, 02/01/21	115	122,774
North Texas Municipal Water District RB, 5.00%, 06/01/21	900	966,248
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/21	210	227,107
North Texas Tollway Authority RB
6.00%, 01/01/43 (PR 01/01/21)	550	593,455
Series A, 5.00%, 01/01/21	395	418,755
Series A, 5.00%, 09/01/21 (ETM)	20	21,614
Series A, 5.50%, 09/01/36 (PR 09/01/21)	690	754,315
Series D, 5.00%, 09/01/28 (PR 09/01/21)	800	864,544
Series D, 5.00%, 09/01/29 (PR 09/01/21)	155	167,505
Series D, 5.00%, 09/01/32 (PR 09/01/21)	120	129,682
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,500	1,630,410
Northside Independent School District GO
5.00%, 08/15/21	265	286,367
Series A, 4.00%, 08/15/21 (PSF)	40	42,239
Northwest Independent School District GO, 5.00%, 02/15/21	40	42,615
Pasadena Independent School District GO, 5.00%, 02/15/21 (PSF)	110	117,075
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/21	130	140,015
Permanent University Fund - University of Texas System RB, Series A, 5.00%, 07/01/21	160	172,248
Pflugerville Independent School District GO, 5.00%, 02/15/21	50	53,216
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	135,430
Richardson Independent School District GO, 4.00%, 02/15/21	300	313,155

319

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Water System RB
5.00%, 05/15/21	$175	$187,773
Series A, 5.00%, 05/15/21	55	59,042
Series B, 5.00%, 05/15/21	50	53,616
South Texas College GOL, 5.00%, 08/15/21	70	75,571
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	151,575
Spring Branch Independent School District GO, Series B, 5.00%, 02/01/21	115	122,377
State of Texas GO
5.00%, 04/01/21	750	801,885
5.00%, 08/01/21	35	37,779
5.00%, 10/01/21	435	471,675
Series C, 5.00%, 08/01/21	20	21,588
Series D, 5.00%, 05/15/21	200	214,604
Series G, 5.00%, 08/01/21	100	107,941
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	90	97,896
Tarrant Regional Water District RB
5.00%, 03/01/21	120	127,962
6.00%, 09/01/21	250	276,567
Series A, 5.00%, 03/01/21	65	69,299
Texas State University System RB
4.50%, 03/15/21	15	15,845
5.00%, 03/15/21	125	133,365
Series A, 5.00%, 03/15/21	1,000	1,067,350
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	585	634,959
Series A, 5.00%, 04/01/21	680	727,641
Texas Water Development Board RB, Series A, 5.00%, 10/15/21	275	298,818
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	210,391
Tyler Independent School District GO, 5.00%, 02/15/21 (PSF)	150	159,711
University of Houston RB, Series A, 5.00%, 02/15/21	150	159,869
University of North Texas System RB
5.00%, 04/15/21	225	240,790
Series A, 5.00%, 04/15/21	40	42,807
University of Texas System (The) RB
Series A, 4.00%, 08/15/21	90	95,152
Series B, 5.00%, 08/15/21	155	167,656
Series C, 5.00%, 08/15/21	280	302,862
Series D, 5.00%, 08/15/21	150	162,248
Series I, 5.00%, 08/15/21	260	281,229

		29,450,007

Utah — 0.9%
Central Utah Water Conservancy District GOL, Series C, 5.00%, 04/01/21	80	85,511
County of Salt Lake UT RB, Series A, 5.00%, 02/01/21	75	79,856
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/21	100	105,361
State of Utah GO
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	635	684,543
Series A, 4.00%, 07/01/21	35	36,934
Series A, 5.00%, 07/01/22 (PR 07/01/21)	95	102,412
Series A, 5.00%, 07/01/26 (PR 07/01/21)	400	431,208
University of Utah (The) RB, Series A, 5.00%, 08/01/21	175	188,940
Utah State Building Ownership Authority RB, 5.00%, 05/15/21	380	407,133

Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB, Series A, 5.00%, 06/15/21	$105	$112,824

		2,234,722

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	616,528

Virginia — 6.2%
City of Alexandria VA, 5.00%, 07/15/21	35	37,836
City of Norfolk VA GO, 5.00%, 08/01/21	40	43,217
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	163,244
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	81,380
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21)	2,000	2,110,760
Series A, 5.00%, 08/01/21	155	167,704
Series A, 5.00%, 08/15/21	210	227,474
Series C, 5.00%, 08/15/22 (PR 02/15/21) (SAW)	1,100	1,173,051
County of Chesterfield VA GO, Series B, 5.00%, 01/01/21 (SAW)	200	212,572
County of Fairfax VA GO
Series A, 5.00%, 10/01/21	100	108,621
Series A, 5.00%, 10/01/25 (PR 10/01/21)	1,250	1,356,063
Series B, 5.00%, 04/01/21	115	123,133
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/24 (PR 07/15/21)	580	626,122
County of Henrico VA GO, 5.00%, 07/15/21	190	205,251
County of Loudoun VA GO
5.00%, 12/01/21	515	563,013
5.00%, 12/01/21 (SAW)	170	185,849
Fairfax County Economic Development Authority RB, Series A, 5.00%, 10/01/21	80	86,897
University of Virginia RB, Series B, 5.00%, 08/01/21	285	308,575
Virginia College Building Authority RB
5.00%, 02/01/21	505	537,911
5.00%, 09/01/21	155	167,955
Series 2, 5.00%, 09/01/21	35	37,925
Series A, 5.00%, 09/01/21	345	373,835
Series E -1, 5.00%, 02/01/21	170	181,079
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	205	219,073
5.00%, 05/15/21	325	348,959
5.00%, 09/15/21	470	509,480
5.00%, 05/15/25 (PR 05/15/21)	1,175	1,262,173
5.00%, 05/15/32 (PR 05/15/21)	1,600	1,718,704
Series B, 5.00%, 09/15/21	75	81,300
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/21	320	346,227
Series B, 5.00%, 08/01/21	195	210,982
Virginia Public School Authority RB
5.00%, 01/15/21	125	132,966
5.00%, 08/01/21	75	81,089
5.00%, 08/01/21 (NPFGC)	185	199,880
5.00%, 11/01/21	405	441,555
Series A, 5.00%, 08/01/21	35	37,815
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC)	525	554,075
Series IV, 5.00%, 04/15/21	105	112,487
Virginia Resources Authority RB
5.00%, 10/01/21	200	217,460
5.00%, 11/01/21	130	141,734
Series B, 5.00%, 11/01/21	140	152,636

		15,848,062

320

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 6.6%
Auburn School District No. 408 of King & Pierce Counties GO, 4.00%, 12/01/21	$20	$21,249
Central Puget Sound Regional Transit Authority RB
5.00%, 02/01/21	165	175,651
Series S-1, 5.00%, 11/01/21	300	326,292
City of Bellevue WA GOL, 5.00%, 12/01/21	500	544,991
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/21	115	123,024
City of Seattle WA GO
5.00%, 09/01/21	110	119,163
5.00%, 12/01/21	460	502,026
City of Seattle WA GOL
4.50%, 03/01/21	50	52,861
5.00%, 11/01/21	425	462,723
City of Seattle WA Municipal Drainage & Wastewater Revenue RB, 5.00%, 09/01/21	70	75,813
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	370	400,528
Series A, 5.00%, 02/01/21	100	106,414
Series B, 5.00%, 04/01/21	300	320,865
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	75	80,428
5.00%, 09/01/21	700	758,128
City of Tacoma WA Electric System Revenue RB, Series A, 5.00%, 01/01/21	250	265,472
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	266,886
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/21	205	217,448
County of King WA GO, 5.00%, 12/01/21	125	136,364
County of King WA GOL
5.00%, 01/01/21	50	53,143
5.00%, 06/01/21	80	86,010
5.00%, 07/01/21	160	172,445
5.00%, 12/01/21	175	190,910
Series E, 4.00%, 06/01/21	100	105,243
County of King WA Sewer Revenue RB
5.00%, 07/01/21	100	107,778
5.00%, 01/01/31 (PR 01/01/21)	1,560	1,654,115
5.00%, 01/01/35 (PR 01/01/21)	210	223,077
Series A, 5.00%, 01/01/21	80	85,013
Series B, 4.00%, 01/01/21	150	156,594
Series B, 5.00%, 07/01/21	225	242,500
County of Pierce WA GOL, 5.00%, 08/01/21	115	123,988
Energy Northwest RB
5.00%, 07/01/21	75	80,797
Series A, 5.00%, 07/01/21	1,045	1,125,768
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21	130	138,120
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	54,415
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21	175	190,909
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21	20	21,669
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	54,524
Port of Seattle WA RB
Series A, 4.00%, 08/01/21	140	147,476
Series A, 5.00%, 08/01/21	100	107,766
Series A, 5.25%, 07/01/21	150	162,003
Series B, 5.00%, 03/01/21	165	175,699

Security	Par (000)	Value

Washington (continued)
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	$25	$26,938
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	206,957
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21	130	141,764
Snohomish County School District No. 15 Edmonds RB, 5.00%, 12/01/21	25	27,262
Snohomish County School District No. 2 Everett GO, 5.00%, 12/01/21	210	228,881
State of Washington COP
5.00%, 07/01/21	525	564,913
Series B, 4.00%, 07/01/21	225	236,790
State of Washington GO
5.00%, 07/01/21	260	280,285
5.00%, 08/01/21	100	108,068
Series 03-C, 0.00%, 06/01/21(a)	115	110,029
Series 2016-A, 5.00%, 07/01/21	215	231,774
Series A, 5.00%, 08/01/29 (PR 08/01/21)	1,200	1,296,816
Series B, 5.00%, 08/01/21	270	291,784
Series C, 0.00%, 06/01/21(a)	200	191,354
Series C, 5.00%, 06/01/21	100	107,537
Series R, 5.00%, 07/01/21	255	274,895
Series R-2013A, 5.00%, 07/01/21	105	113,192
Series R-2015, 5.00%, 07/01/21	115	123,972
Series R-2015E, 5.00%, 07/01/21	500	539,010
State of Washington RB, 5.00%, 09/01/21	540	583,761
University of Washington RB
5.00%, 07/01/21	465	501,052
Series A, 5.00%, 04/01/21	220	235,365
Series B, 5.00%, 06/01/21	25	26,872
Series C, 5.00%, 07/01/21	35	37,714
Washington State University RB, 5.00%, 04/01/21	95	101,440

		17,004,713

West Virginia — 0.3%
State of West Virginia GO
5.00%, 11/01/21	200	217,770
Series A, 5.00%, 11/01/21	340	370,209
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/21	150	161,409
West Virginia University RB, Series B, 5.00%, 10/01/21	25	27,074
West Virginia Water Development Authority RB, 5.00%, 07/01/21	100	107,876

		884,338

Wisconsin — 2.1%
City of Milwaukee WI GO
5.00%, 05/01/21	25	26,770
Series N-3, 5.00%, 05/15/21	95	101,837
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	163,854
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/21 (ETM)	55	57,896
Series 1, 5.00%, 06/01/21 (ETM)	100	107,418
Series 2, 5.00%, 06/01/21 (ETM)	30	32,261
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/21	425	456,871
State of Wisconsin GO 5.00%, 05/01/21	255	273,658

321

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 05/01/21	$560	$600,975
Series 1, 5.00%, 11/01/21	345	375,557
Series 2, 4.00%, 11/01/21	335	355,797
Series 2, 5.00%, 05/01/21	45	48,293
Series 2, 5.00%, 11/01/21	155	168,728
Series 3, 5.00%, 11/01/21	605	658,585
Wisconsin Department of Transportation RB
5.00%, 07/01/21	300	323,499
Series 1, 5.00%, 07/01/21	535	576,907
Series 2, 5.00%, 07/01/21	495	533,773
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	50	52,913
WPPI Energy RB, Series A, 5.00%, 07/01/21	385	414,591

		5,330,183

Total Municipal Debt Obligations — 98.7% (Cost: $253,946,847)		253,383,771

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.24%(d)(e)	142	$142,412

Total Short-Term Investments — 0.1% (Cost: $142,412)		142,412

Total Investments in Securities — 98.8% (Cost: $254,089,259)		253,526,183

Other Assets, Less Liabilities — 1.2%		3,137,567

Net Assets — 100.0%		$256,663,750

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	98	44	142	$142,412	$1,859	$(27)	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$253,383,771	$—	$253,383,771
Money Market Funds	142,412	—	—	142,412

	$142,412	$253,383,771	$—	$253,526,183

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

322

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$2,049	$2,057,852
WPP Finance 2010, 3.63%, 09/07/22	1,048	1,018,457

		3,076,309

Aerospace & Defense — 1.9%
Embraer SA, 5.15%, 06/15/22	350	362,628
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)(a)	1,407	1,378,396
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	2,278	2,236,085
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	1,608	1,580,954
Rockwell Collins Inc., 2.80%, 03/15/22 (Call 02/15/22)(a)	2,277	2,231,027
United Technologies Corp.
2.30%, 05/04/22 (Call 04/04/22)(a)	900	876,294
3.10%, 06/01/22	3,510	3,498,487

		12,163,871

Agriculture — 1.9%
Altria Group Inc., 2.85%, 08/09/22(a)	2,870	2,808,754
Archer-Daniels-Midland Co., 3.38%, 03/15/22 (Call 02/15/22)	875	884,441
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	2,509	2,440,028
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)(a)	1,945	1,895,286
2.50%, 08/22/22(a)	1,546	1,512,266
2.63%, 02/18/22 (Call 01/18/22)	550	541,107
Reynolds American Inc., 4.00%, 06/12/22	2,317	2,345,198

		12,427,080

Airlines — 0.4%
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22(a)	267	278,917
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	1,760	1,748,472
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	410	403,977

		2,431,366

Auto Manufacturers — 2.7%
American Honda Finance Corp., 2.60%, 11/16/22	472	462,532
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	960	890,755
3.22%, 01/09/22(a)	1,525	1,444,282
3.34%, 03/28/22 (Call 02/28/22)	1,380	1,308,944
4.25%, 09/20/22	1,355	1,310,502
5.60%, 01/07/22	1,700	1,722,423
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)(a)	1,419	1,375,408
3.45%, 01/14/22 (Call 12/14/21)	1,412	1,388,010
3.45%, 04/10/22 (Call 02/10/22)	2,891	2,834,105
PACCAR Financial Corp., 2.30%, 08/10/22	553	536,781
Toyota Motor Credit Corp.
2.15%, 09/08/22(a)	628	610,202
2.60%, 01/11/22	1,055	1,047,214
2.80%, 07/13/22(a)	427	425,377
3.30%, 01/12/22	2,284	2,314,195

		17,670,730

Banks — 23.0%
Australia & New Zealand Banking Group Ltd./New York NY
2.63%, 05/19/22	565	554,604
2.63%, 11/09/22	875	855,330
Banco Santander SA, 3.50%, 04/11/22	1,277	1,272,722
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)(a)	2,204	2,153,330
5.70%, 01/24/22(a)	2,398	2,576,867

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
2.35%, 09/11/22	$1,701	$1,660,006
2.55%, 11/06/22 (Call 10/06/22)	1,959	1,924,130
Bank of New York Mellon Corp. (The), 2.60%, 02/07/22 (Call 01/07/22)	1,315	1,302,797
Bank of Nova Scotia (The)
2.45%, 09/19/22	1,297	1,269,114
2.70%, 03/07/22	3,224	3,180,831
BB&T Corp.
2.75%, 04/01/22 (Call 03/01/22)(a)	1,568	1,559,643
3.95%, 03/22/22 (Call 02/22/22)	545	555,884
Branch Banking & Trust Co., 2.63%, 01/15/22 (Call 12/15/21)	1,115	1,103,783
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	1,918	1,882,881
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)(a)	859	834,673
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	1,516	1,486,211
2.75%, 04/25/22 (Call 03/25/22)(a)	3,792	3,748,582
4.05%, 07/30/22(a)	1,734	1,766,235
4.50%, 01/14/22	4,412	4,587,421
Citizens Bank N.A./Providence RI, 2.65%, 05/26/22 (Call 04/26/22)	1,040	1,015,352
Compass Bank, 2.88%, 06/29/22 (Call 05/29/22)	1,085	1,046,927
Cooperatieve Rabobank UA
3.88%, 02/08/22	4,737	4,837,803
3.95%, 11/09/22	2,395	2,415,908
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	2,835	2,841,322
Deutsche Bank AG/New York NY, 3.30%, 11/16/22	1,733	1,626,680
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	1,052	1,028,246
3.50%, 03/15/22 (Call 02/15/22)	998	1,003,878
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)(a)	950	925,129
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	5,161	5,105,571
5.75%, 01/24/22	5,228	5,605,671
HSBC Holdings PLC
2.65%, 01/05/22	2,960	2,915,482
4.00%, 03/30/22(a)	2,768	2,840,715
4.88%, 01/14/22	861	900,477
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)	1,869	1,819,135
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)(a)	595	580,952
ING Groep NV, 3.15%, 03/29/22(a)	2,115	2,099,116
JPMorgan Chase & Co.
3.25%, 09/23/22	4,192	4,221,931
4.50%, 01/24/22	4,207	4,380,413
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	1,210	1,173,966
2.40%, 06/09/22	1,135	1,106,750
3.18%, 05/22/22(a)	500	495,790
KeyBank NA/Cleveland OH, 3.30%, 02/01/22	500	502,560
Lloyds Banking Group PLC, 3.00%, 01/11/22(a)	1,955	1,921,061
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	1,255	1,229,536
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	2,550	2,496,118
3.00%, 02/22/22(a)	1,244	1,234,707

323

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
2.60%, 09/11/22	$1,330	$1,294,476
2.95%, 02/28/22	2,480	2,452,571
Morgan Stanley
2.75%, 05/19/22	4,907	4,840,952
4.88%, 11/01/22(a)	2,783	2,914,859
MUFG Americas Holdings Corp., 3.50%, 06/18/22	175	175,861
National Australia Bank Ltd./New York
2.50%, 05/22/22	1,790	1,750,978
2.80%, 01/10/22	1,140	1,128,988
Northern Trust Corp., 2.38%, 08/02/22	1,191	1,164,989
PNC Bank N.A.
2.45%, 07/28/22 (Call 06/28/22)(a)	800	781,728
2.63%, 02/17/22 (Call 01/18/22)	1,500	1,479,210
2.70%, 11/01/22 (Call 10/01/22)	736	720,360
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(b)	887	872,914
3.30%, 03/08/22 (Call 02/06/22)	1,490	1,498,448
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	2,245	2,190,042
Royal Bank of Canada, 2.75%, 02/01/22(a)	1,426	1,418,100
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	2,630	2,762,762
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)	2,115	2,111,553
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22(a)	565	558,180
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	1,675	1,669,908
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	2,145	2,112,525
2.78%, 10/18/22(a)	1,516	1,486,271
2.85%, 01/11/22	1,714	1,692,832
SunTrust Bank/Atlanta GA, 2.45%, 08/01/22 (Call 07/01/22)(a)	1,715	1,672,760
SunTrust Banks Inc., 2.70%, 01/27/22 (Call 12/27/21)	1,581	1,555,135
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	1,825	1,744,627
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,225	1,180,471
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	2,107	2,098,277
3.00%, 03/15/22 (Call 02/15/22)(a)	952	953,047
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,410	1,400,666
Wells Fargo & Co.
2.63%, 07/22/22(a)	4,325	4,240,619
3.50%, 03/08/22(a)	3,723	3,763,879
Westpac Banking Corp.
2.50%, 06/28/22	1,552	1,518,415
2.80%, 01/11/22	2,037	2,022,191

		150,874,834

Beverages — 2.4%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22(a)	3,302	3,224,040
3.75%, 01/15/22(a)	2,605	2,652,281
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	605	597,444
Coca-Cola Co. (The), 2.20%, 05/25/22(a)	765	752,469
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)(a)	892	865,097
2.70%, 05/09/22 (Call 04/09/22)	1,571	1,535,684
Diageo Investment Corp., 2.88%, 05/11/22(a)	1,541	1,538,904
Molson Coors Brewing Co., 3.50%, 05/01/22	502	502,597

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	$1,283	$1,265,757
2.75%, 03/05/22	1,961	1,961,745
3.10%, 07/17/22 (Call 05/17/22)	1,147	1,163,104

		16,059,122

Biotechnology — 1.8%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)(a)	2,283	2,250,353
2.70%, 05/01/22 (Call 03/01/22)(a)	1,047	1,033,180
3.63%, 05/15/22 (Call 02/15/22)	1,090	1,105,434
Biogen Inc., 3.63%, 09/15/22	1,476	1,501,520
Celgene Corp.
3.25%, 08/15/22	1,617	1,610,872
3.55%, 08/15/22	1,314	1,322,948
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	950	920,179
3.25%, 09/01/22 (Call 07/01/22)	1,755	1,766,987

		11,511,473

Building Materials — 0.2%
Masco Corp., 5.95%, 03/15/22	517	546,836
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	1,037	1,039,779

		1,586,615

Chemicals — 1.9%
Cabot Corp., 3.70%, 07/15/22	465	465,484
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	723	738,913
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	2,261	2,252,159
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	1,080	1,086,210
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	1,175	1,158,832
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	1,290	1,265,864
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	873	851,760
2.45%, 02/15/22 (Call 11/15/21)	1,216	1,198,465
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	305	301,380
Sasol Financing International Ltd., 4.50%, 11/14/22(a)	450	446,562
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)(a)	2,470	2,423,811

		12,189,440

Commercial Services — 0.8%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	779	810,230
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	1,452	1,415,831
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	524	515,113
Moody’s Corp., 4.50%, 09/01/22 (Call 06/01/22)	689	713,294
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	604	595,641
Verisk Analytics Inc., 4.13%, 09/12/22	955	977,929

		5,028,038

Computers — 2.5%
Apple Inc.
2.10%, 09/12/22 (Call 08/12/22)	1,745	1,710,536
2.15%, 02/09/22(a)	2,043	2,012,151
2.50%, 02/09/22 (Call 01/09/22)	2,558	2,543,470
2.70%, 05/13/22	1,994	1,992,425
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	1,696	1,746,880
HP Inc., 4.05%, 09/15/22	653	666,295
IBM Credit LLC, 2.20%, 09/08/22	821	792,060
International Business Machines Corp.
1.88%, 08/01/22(a)	2,675	2,561,874
2.50%, 01/27/22(a)	790	777,502
2.88%, 11/09/22	878	866,718

324

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman, 4.25%, 03/01/22 (Call 02/01/22)	$730	$724,503

		16,394,414

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.
2.25%, 11/15/22	545	534,868
2.30%, 05/03/22	999	986,193
Procter & Gamble Co. (The)
2.15%, 08/11/22	2,197	2,163,408
2.30%, 02/06/22	1,516	1,501,173
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	1,320	1,287,396
3.00%, 03/07/22(a)	775	776,775

		7,249,813

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	2,210	2,194,751
4.63%, 07/01/22	675	680,575
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	1,225	1,176,429
3.50%, 01/15/22	125	124,063
3.75%, 02/01/22 (Call 12/01/21)	692	691,232
Aircastle Ltd., 5.50%, 02/15/22	475	491,060
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	2,030	1,985,665
2.65%, 12/02/22	1,966	1,924,891
American Express Credit Corp., 2.70%, 03/03/22 (Call 01/31/22)	2,086	2,078,344
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)	1,795	1,770,965
CME Group Inc., 3.00%, 09/15/22	1,177	1,189,029
Discover Financial Services
3.85%, 11/21/22	944	944,661
5.20%, 04/27/22	225	234,675
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	745	725,250
Franklin Resources Inc., 2.80%, 09/15/22	305	300,401
Genpact Luxembourg Sarl, 3.70%, 04/01/22
(Call 03/01/22)(a)	372	356,986
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	700	683,207
International Lease Finance Corp.
5.88%, 08/15/22(a)	1,205	1,258,562
8.63%, 01/15/22	563	630,802
Invesco Finance PLC, 3.13%, 11/30/22	424	419,052
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	735	714,942
2.40%, 04/25/22 (Call 03/25/22)	475	463,742
3.05%, 02/15/22 (Call 11/15/21)	1,014	1,013,310
ORIX Corp., 2.90%, 07/18/22(a)	727	714,401
TD Ameritrade Holding Corp., 2.95%, 04/01/22
(Call 02/01/22)	1,357	1,353,214
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,262	1,236,394
2.80%, 12/14/22 (Call 10/14/22)	3,186	3,195,112
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)(a)	805	810,860

		29,362,575

Electric — 4.0%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	580	563,986
Alabama Power Co., Series 17-A, 2.45%, 03/30/22
(Call 02/28/22)	765	750,618
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	450	444,465

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	$347	$343,065
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	1,280	1,232,179
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	620	649,128
Dominion Energy Inc.
Series B, 2.75%, 01/15/22 (Call 12/15/21)	455	446,801
Series B, 2.75%, 09/15/22 (Call 06/15/22)	590	576,495
DTE Energy Co., Series B, 3.30%, 06/15/22
(Call 04/15/22)(a)	510	506,027
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	705	684,611
3.05%, 08/15/22 (Call 05/15/22)(a)	1,092	1,085,852
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	575	571,734
Edison International, 2.40%, 09/15/22 (Call 08/15/22)	1,310	1,190,580
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	1,209	1,218,418
Eversource Energy, Series K, 2.75%, 03/15/22
(Call 02/15/22)	577	569,488
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)(a)	2,269	2,252,867
Exelon Generation Co. LLC, 4.25%, 06/15/22
(Call 03/15/22)(a)	1,050	1,072,386
FirstEnergy Corp., Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,080	1,054,307
Georgia Power Co., 2.85%, 05/15/22	365	359,021
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	465	453,217
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	675	655,661
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	190	185,279
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	605	623,253
7.00%, 09/01/22(a)	696	786,216
PacifiCorp, 2.95%, 02/01/22 (Call 11/01/21)	495	495,045
PECO Energy Co., 2.38%, 09/15/22 (Call 06/15/22)	320	312,045
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	270	268,215
4.20%, 06/15/22 (Call 03/15/22)	1,537	1,569,938
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	1,190	1,186,513
Public Service Co. of Colorado, 2.25%, 09/15/22
(Call 03/15/22)	445	432,936
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	655	637,151
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	180	190,217
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	857	831,230
Southern California Edison Co., Series B, 2.40%, 02/01/22 (Call 12/01/21)	385	367,294
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	777	770,753
Virginia Electric & Power Co., 2.95%, 01/15/22
(Call 10/15/21)	680	677,865
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	85	83,440

		26,098,296

Electronics — 0.8%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	545	539,899
Amphenol Corp., 4.00%, 02/01/22 (Call 11/01/21)	267	272,223
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	510	503,151
Avnet Inc., 4.88%, 12/01/22	945	966,603
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	414	409,988
Jabil Inc., 4.70%, 09/15/22	1,070	1,076,088
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	1,090	1,070,565
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	212	212,640

		5,051,157

325

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	$1,233	$1,251,692
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)(a)	853	849,256

		2,100,948

Food — 1.8%
Campbell Soup Co., 2.50%, 08/02/22(a)	640	616,179
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	200	202,726
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	1,659	1,612,548
JM Smucker Co. (The), 3.00%, 03/15/22	570	564,317
Kellogg Co., 3.13%, 05/17/22	250	247,765
Kraft Heinz Foods Co.
3.50%, 06/06/22	2,234	2,239,764
3.50%, 07/15/22 (Call 05/15/22)	1,907	1,910,394
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	535	524,359
3.40%, 04/15/22 (Call 01/15/22)	745	746,416
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	895	872,562
Sysco Corp., 2.60%, 06/12/22	440	428,974
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	1,690	1,749,927

		11,715,931

Forest Products & Paper — 0.2%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	665	671,411
International Paper Co., 4.75%, 02/15/22 (Call 11/15/21)	739	771,028

		1,442,439

Hand & Machine Tools — 0.2%
Kennametal Inc., 3.88%, 02/15/22 (Call 11/15/21)	97	97,288
Stanley Black & Decker Inc., 2.90%, 11/01/22(a)	973	960,945

		1,058,233

Health Care - Products — 1.9%
Abbott Laboratories, 2.55%, 03/15/22(a)	1,558	1,538,665
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	2,552	2,503,129
Boston Scientific Corp., 3.38%, 05/15/22	577	576,313
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	881	885,784
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	973	979,295
3.15%, 03/15/22	3,272	3,299,747
Thermo Fisher Scientific Inc., 3.30%, 02/15/22(a)	1,363	1,367,757
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	1,160	1,145,361

		12,296,051

Health Care - Services — 2.4%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	2,056	2,010,028
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	683	677,311
3.13%, 05/15/22	2,457	2,459,801
Catholic Health Initiatives, 2.95%, 11/01/22	415	404,376
Cigna Holding Co., 4.00%, 02/15/22 (Call 11/15/21)(a)	1,079	1,096,814
HCA Inc., 5.88%, 03/15/22	2,000	2,119,880
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	740	722,758
3.15%, 12/01/22 (Call 09/01/22)	963	948,959
Laboratory Corp. of America Holdings
3.20%, 02/01/22	687	685,482
3.75%, 08/23/22 (Call 05/23/22)(a)	756	761,300
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	1,757	1,758,529
3.35%, 07/15/22(a)	2,361	2,407,346

		16,052,584

Security	Par (000)	Value

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.63%, 01/19/22 (Call 12/19/21)	$777	$761,149

Home Builders — 0.3%
DR Horton Inc., 4.38%, 09/15/22 (Call 06/15/22)	585	592,833
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,158	1,172,707

		1,765,540

Home Furnishings — 0.0%
Whirlpool Corp., 4.70%, 06/01/22	250	255,388

Household Products & Wares — 0.4%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	795	772,517
2.88%, 10/01/22	357	352,024
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	1,325	1,325,265
Kimberly-Clark Corp., 2.40%, 03/01/22(a)	290	284,684

		2,734,490

Insurance — 2.2%
Alleghany Corp., 4.95%, 06/27/22	699	734,579
American International Group Inc., 4.88%, 06/01/22(a)	2,903	3,056,888
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	1,496	1,511,618
Berkshire Hathaway Inc., 3.40%, 01/31/22(a)	710	724,186
Chubb INA Holdings Inc., 2.88%, 11/03/22 (Call 09/03/22)	845	847,560
Enstar Group Ltd., 4.50%, 03/10/22 (Call 02/10/22)	75	75,584
Fidelity National Financial Inc., 5.50%, 09/01/22	275	292,012
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	1,631	1,717,117
Lincoln National Corp., 4.20%, 03/15/22	710	727,984
Markel Corp., 4.90%, 07/01/22	140	145,733
Marsh & McLennan Companies Inc., 2.75%, 01/30/22 (Call 12/30/21)	1,246	1,230,600
MetLife Inc., Series N, 3.05%, 12/15/22	847	847,517
Primerica Inc., 4.75%, 07/15/22	1,290	1,334,157
Principal Financial Group Inc., 3.30%, 09/15/22	560	558,034
Sompo International Holdings Ltd., 4.70%, 10/15/22	485	496,252
WR Berkley Corp., 4.63%, 03/15/22	365	375,461

		14,675,282

Internet — 1.0%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)(a)	1,542	1,530,589
Baidu Inc.
2.88%, 07/06/22	1,525	1,489,163
3.50%, 11/28/22	900	897,921
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	1,578	1,531,922
3.80%, 03/09/22 (Call 02/09/22)	997	1,005,544

		6,455,139

Iron & Steel — 0.5%
ArcelorMittal, 6.25%, 02/25/22	1,020	1,086,320
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	850	877,285
Vale Overseas Ltd., 4.38%, 01/11/22	1,139	1,142,269

		3,105,874

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22(a)	1,265	1,330,059

Lodging — 0.3%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	1,493	1,446,344
3.25%, 09/15/22 (Call 06/15/22)	485	480,974

		1,927,318

326

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 1.9%
ABB Finance USA Inc., 2.88%, 05/08/22	$2,006	$2,001,186
Caterpillar Financial Services Corp.
2.40%, 06/06/22	885	868,212
2.55%, 11/29/22	320	313,830
2.85%, 06/01/22(a)	872	866,027
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	1,384	1,360,486
CNH Industrial Capital LLC, 4.38%, 04/05/22	1,197	1,211,220
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	1,662	1,656,914
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	678	671,769
John Deere Capital Corp.
2.15%, 09/08/22	815	794,690
2.65%, 01/06/22	1,535	1,525,084
2.75%, 03/15/22	840	835,422
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	279	275,228

		12,380,068

Manufacturing — 1.4%
3M Co., 2.00%, 06/26/22	1,209	1,180,806
Eaton Corp., 2.75%, 11/02/22	2,407	2,369,643
General Electric Co.
2.70%, 10/09/22	3,924	3,762,685
3.15%, 09/07/22	1,825	1,781,273
Parker-Hannifin Corp., 3.50%, 09/15/22	318	319,631

		9,414,038

Media — 2.6%
21st Century Fox America Inc., 3.00%, 09/15/22	1,158	1,156,842
CBS Corp., 3.38%, 03/01/22 (Call 12/01/21)	1,468	1,465,490
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	3,984	4,073,401
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,132	1,387,413
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)(a)	1,242	1,196,816
3.13%, 07/15/22	1,814	1,820,948
Discovery Communications LLC
3.30%, 05/15/22	661	653,365
3.50%, 06/15/22 (Call 04/15/22)(a)(c)	550	545,176
Fox Corp., 3.67%, 01/25/22(c)	310	313,376
Walt Disney Co. (The)
2.35%, 12/01/22	1,781	1,749,922
2.45%, 03/04/22	790	781,713
Warner Media LLC
3.40%, 06/15/22	898	899,850
4.00%, 01/15/22	985	1,003,725

		17,048,037

Mining — 0.6%
Barrick Gold Corp., 3.85%, 04/01/22	729	737,908
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	1,178	1,173,300
Newmont Mining Corp., 3.50%, 03/15/22 (Call 12/15/21)	1,489	1,493,735
Southern Copper Corp., 3.50%, 11/08/22	505	502,101

		3,907,044

Oil & Gas — 4.5%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	942	933,211
BP Capital Markets America Inc., 3.25%, 05/06/22	2,183	2,197,015
BP Capital Markets PLC
2.50%, 11/06/22	1,755	1,726,218
3.06%, 03/17/22	1,133	1,134,688
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	760	731,675

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	$2,452	$2,415,784
2.41%, 03/03/22 (Call 01/03/22)	2,027	2,009,649
2.50%, 03/03/22 (Call 02/03/22)	225	223,344
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 03/04/19)	1,500	1,507,515
Devon Energy Corp., 3.25%, 05/15/22 (Call 02/15/22)	1,808	1,786,015
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	1,224	1,175,236
Exxon Mobil Corp., 2.40%, 03/06/22 (Call 01/06/22)	1,725	1,713,460
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	509	514,787
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	1,929	1,871,091
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	1,532	1,513,110
3.13%, 02/15/22 (Call 11/15/21)(a)	1,072	1,077,842
Phillips 66, 4.30%, 04/01/22	2,584	2,678,885
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	1,193	1,211,325
Shell International Finance BV, 2.38%, 08/21/22	1,143	1,128,918
Total Capital International SA, 2.88%, 02/17/22	1,853	1,860,838

		29,410,606

Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,525	1,489,224
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	1,989	1,912,980
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	422	417,548

		3,819,752

Packaging & Containers — 0.1%
Packaging Corp. of America, 3.90%, 06/15/22 (Call 03/15/22)	395	400,475
WestRock RKT LLC, 4.90%, 03/01/22	445	458,376

		858,851

Pharmaceuticals — 5.6%
AbbVie Inc.
2.90%, 11/06/22	3,295	3,252,956
3.20%, 11/06/22 (Call 09/06/22)(a)	1,624	1,620,476
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	2,623	2,595,406
Allergan Funding SCS, 3.45%, 03/15/22 (Call 01/15/22)	4,413	4,402,409
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	1,618	1,576,239
Bristol-Myers Squibb Co., 2.00%, 08/01/22(a)	1,324	1,281,923
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	2,611	2,528,571
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	1,631	1,595,754
3.50%, 07/20/22 (Call 05/20/22)(a)	2,290	2,311,778
4.75%, 12/01/22 (Call 09/01/22)	290	302,714
Eli Lilly & Co., 2.35%, 05/15/22	771	759,913
Express Scripts Holding Co.
3.05%, 11/30/22 (Call 10/31/22)	1,050	1,035,562
3.90%, 02/15/22	1,630	1,653,276
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	3,258	3,259,238
Johnson & Johnson, 2.25%, 03/03/22 (Call 02/03/22)(a)	1,445	1,430,160
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)	255	247,210
Merck & Co. Inc.
2.35%, 02/10/22	1,973	1,954,533
2.40%, 09/15/22 (Call 06/15/22)(a)	1,345	1,333,366
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	2,080	2,051,961
2.40%, 09/21/22	1,415	1,394,539

		36,587,984

327

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 3.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/01/22 (Call 11/01/22)	$805	$795,437
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	655	641,736
Energy Transfer Operating LP, 5.20%, 02/01/22 (Call 11/01/21)	1,401	1,454,616
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	768	795,318
5.88%, 03/01/22 (Call 12/01/21)	2,356	2,497,384
Enterprise Products Operating LLC
3.50%, 02/01/22	600	605,970
4.05%, 02/15/22	942	965,720
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	1,772	1,796,524
4.15%, 03/01/22	115	117,203
ONEOK Inc., 4.25%, 02/01/22 (Call 11/01/21)	469	476,448
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	1,445	1,443,454
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	1,050	1,042,251
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	1,520	1,619,195
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	205	210,158
TransCanada PipeLines Ltd., 2.50%, 08/01/22(a)	1,630	1,588,158
Western Gas Partners LP, 4.00%, 07/01/22 (Call 04/01/22)	854	856,280
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	1,203	1,192,594
3.60%, 03/15/22 (Call 01/15/22)	2,555	2,556,558

		20,655,004

Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities Inc., 4.60%, 04/01/22 (Call 01/01/22)	1,188	1,226,586
American Tower Corp.
2.25%, 01/15/22	1,377	1,331,187
4.70%, 03/15/22	1,292	1,335,424
AvalonBay Communities Inc., 2.95%, 09/15/22 (Call 06/15/22)	520	514,675
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)(a)	808	809,519
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)(a)	240	235,826
Crown Castle International Corp., 4.88%, 04/15/22	1,532	1,590,967
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/03/22)(a)	1,035	1,030,125
3.95%, 07/01/22 (Call 05/01/22)	559	564,892
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	275	278,363
4.38%, 06/15/22 (Call 03/15/22)	310	320,385
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	678	712,212
Essex Portfolio LP, 3.63%, 08/15/22 (Call 05/15/22)	230	231,270
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	155	151,458
4.00%, 12/01/22 (Call 10/01/22)	1,717	1,721,550
Healthcare Trust of America Holdings LP, 2.95%, 07/01/22 (Call 06/01/22)	910	887,286
Hospitality Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	1,113	1,133,446
Host Hotels & Resorts LP, 5.25%, 03/15/22 (Call 12/15/21)	485	501,505
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	902	894,234
National Retail Properties Inc., 3.80%, 10/15/22 (Call 07/15/22)	465	468,771
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	520	510,973
4.15%, 02/01/22 (Call 12/01/21)	440	435,736

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	$815	$791,789
Realty Income Corp., 3.25%, 10/15/22 (Call 07/15/22)(a)	795	797,155
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	300	299,853
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)(a)	1,005	980,830
2.63%, 06/15/22 (Call 03/15/22)	1,075	1,049,501
3.38%, 03/15/22 (Call 12/15/21)	1,000	1,004,550
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,110	1,076,356
UDR Inc., 4.63%, 01/10/22 (Call 10/10/21)(a)	195	200,130
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)(a)	570	562,539
4.25%, 03/01/22 (Call 12/01/21)	912	926,756
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	775	800,932
Washington Real Estate Investment Trust, 3.95%, 10/15/22 (Call 07/15/22)	525	532,938
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	175	173,829
Welltower Inc., 5.25%, 01/15/22 (Call 10/15/21)	776	806,916

		26,890,464

Retail — 2.5%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)	125	127,071
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	567	572,250
Costco Wholesale Corp.
2.25%, 02/15/22	905	891,434
2.30%, 05/18/22 (Call 04/18/22)(a)	1,015	999,288
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	2,086	2,080,013
3.25%, 03/01/22	230	233,896
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	1,230	1,225,437
Macy’s Retail Holdings Inc., 3.88%, 01/15/22 (Call 10/15/21)(a)	1,115	1,112,904
McDonald’s Corp., 2.63%, 01/15/22	1,887	1,876,244
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 06/01/22)	75	75,616
QVC Inc., 5.13%, 07/02/22(a)	700	723,310
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	852	840,771
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	954	924,455
Target Corp., 2.90%, 01/15/22	2,212	2,226,378
Walgreen Co., 3.10%, 09/15/22	1,626	1,599,220
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	715	705,140

		16,213,427

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	1,017	1,015,434

Semiconductors — 2.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22 (Call 12/15/21)	4,841	4,739,871
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)(a)	887	876,001
2.70%, 12/15/22	2,396	2,388,309
3.10%, 07/29/22	1,337	1,356,159
QUALCOMM Inc., 3.00%, 05/20/22	2,672	2,666,095
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	995	961,837

		12,988,272

Software — 2.9%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	250	249,100
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	1,305	1,287,878

328

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc., 4.50%, 10/15/22 (Call 08/15/22)	$533	$549,827
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	670	667,849
Microsoft Corp.
2.13%, 11/15/22(a)	583	572,798
2.38%, 02/12/22 (Call 01/12/22)	2,439	2,423,829
2.40%, 02/06/22 (Call 01/06/22)	2,017	2,008,004
2.65%, 11/03/22 (Call 09/03/22)	1,961	1,963,471
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	3,007	2,971,547
2.50%, 10/15/22	4,271	4,210,395
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)(a)	2,120	2,071,982

		18,976,680

Telecommunications — 3.2%
America Movil SAB de CV, 3.13%, 07/16/22	1,390	1,373,056
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	1,476	1,440,871
3.00%, 02/15/22	1,782	1,771,807
3.00%, 06/30/22 (Call 04/30/22)(a)	3,118	3,093,087
3.20%, 03/01/22 (Call 02/01/22)	2,429	2,427,591
3.80%, 03/15/22(a)	1,156	1,174,612
Cisco Systems Inc., 3.00%, 06/15/22	893	900,448
Motorola Solutions Inc., 3.75%, 05/15/22(a)	1,087	1,089,772
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	1,383	1,356,806
2.95%, 03/15/22(a)	3,068	3,059,931
3.13%, 03/16/22(a)	1,703	1,706,746
Vodafone Group PLC, 2.50%, 09/26/22(a)	1,496	1,454,950

		20,849,677

Textiles — 0.2%
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	1,040	1,031,181

Transportation — 1.3%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)(a)	1,201	1,203,942
3.05%, 09/01/22 (Call 06/01/22)	528	530,688
FedEx Corp.
2.63%, 08/01/22	1,021	999,477
3.40%, 01/14/22	270	272,311
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	100	99,836

Security	Par/ Shares (000)	Value

Transportation (continued)
Norfolk Southern Corp., 3.00%, 04/01/22 (Call 01/01/22)(a)	$986	$982,825
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	635	612,756
2.80%, 03/01/22 (Call 02/01/22)	285	279,847
Union Pacific Corp., 4.16%, 07/15/22 (Call 04/15/22)	913	945,941
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)(a)	755	742,173
2.45%, 10/01/22	1,597	1,575,137

		8,244,933

Total Corporate Bonds & Notes — 98.9% (Cost: $650,551,586)		647,143,010

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	50,318	50,332,957
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	8,108	8,108,433

		58,441,390

Total Short-Term Investments — 8.9% (Cost: $58,429,498)		58,441,390

Total Investments in Securities — 107.8% (Cost: $708,981,084)		705,584,400

Other Assets, Less Liabilities — (7.8)%		(51,108,119)

Net Assets — 100.0%		$654,476,281

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of

Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	30,603	19,715	(a)	—	50,318	$50,332,957	$31,639	(b)	$(587)	$8,045
BlackRock Cash Funds: Treasury, SL Agency Shares	4,727	3,381	(a)	—	8,108	8,108,433	32,585		—	—
PNC Bank N.A.
2.45%, 07/28/22(c)	800	—		—	800	N/A	5,621		—	12,463
2.63%, 02/17/22(c)	1,300	200		—	1,500	N/A	9,765		—	20,951
2.70%, 11/01/22(c)	500	236		—	736	N/A	5,150		—	11,795
PNC Financial Services Group Inc. (The) 2.85%, 11/09/22(c)	810	77		—	887	N/A	6,295		—	15,096

329

Schedule of Investments (unaudited) (continued) January 31, 2019 Affiliates (continued)	iShares® iBonds® Dec 2022 Term Corporate ETF

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19		Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
3.30%, 03/08/22(c)	1,490	—	—	1,490	$	N/A	$9,319	$—	$25,726

						$58,441,390	$100,374	$(587)	$94,076

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$647,143,010	$—	$647,143,010
Money Market Funds	58,441,390	—	—	58,441,390

	$58,441,390	$647,143,010	$—	$705,584,400

330

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$305	$326,487
5.00%, 09/01/22	25	27,675
5.00%, 09/01/23 (PR 09/01/22)	150	167,097
Series A, 5.00%, 09/01/22	250	278,403
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/22	70	76,715
Series B, 5.00%, 01/01/22	570	623,215
Series B, 5.00%, 05/01/22	360	397,192
Series C, 5.00%, 09/01/22	170	189,127
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	200,934
State of Alabama GO, Series A, 5.00%, 08/01/22	665	739,300

		3,026,145

Alaska — 0.1%
Alaska Municipal Bond Bank Authority RB
Series 1, 4.00%, 02/01/22	150	158,949
Series 3, 5.00%, 07/01/22	20	21,996
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	155	172,495

		353,440

Arizona — 3.1%
Arizona Board of Regents COP
5.00%, 06/01/22	140	154,281
Series A, 5.00%, 06/01/22	115	126,731
Series B, 5.00%, 06/01/22	75	82,651
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/22	455	504,349
Series A, 5.00%, 07/01/27 (PR 07/01/22)	415	458,704
Arizona State University RB, Series A, 5.00%, 07/01/22	230	254,727
Arizona Transportation Board RB, 5.00%, 07/01/22	440	487,872
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	195	217,727
Series A, 5.00%, 10/01/22 (ETM)	125	139,521
City of Chandler AZ GOL, 4.00%, 07/01/22	120	129,018
City of Chandler AZ RB, 5.00%, 07/01/22	100	110,751
City of Mesa AZ RB, 5.00%, 07/01/22	250	276,003
City of Phoenix AZ GO, 4.00%, 07/01/22	170	182,833
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/22	265	285,005
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/22	595	658,909
Series A, 5.00%, 07/01/22	265	293,464
Series B, 5.00%, 07/01/22	605	670,255
City of Scottsdale AZ GO, Series B, 5.00%, 07/01/22	215	238,416
City of Tempe AZ GOL
Series B, 4.50%, 07/01/22	55	60,026
Series C, 4.00%, 07/01/22	55	59,120
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/22	140	155,051
Series A, 5.00%, 07/01/22	45	49,833
County of Pima AZ GOL, 4.00%, 07/01/22	95	102,018
County of Pima AZ RB, 5.00%, 07/01/22	110	121,364
Gilbert Water Resource Municipal Property Corp. RB, 5.00%, 07/01/22	105	116,399
Maricopa County Community College District GO, 5.00%, 07/01/22	400	443,004
Maricopa County High School District GOL, 5.00%, 07/01/22	225	249,167

Security	Par (000)	Value

Arizona (continued)
Salt River Project Agricultural Improvement & Power District RB
Series A, 5.00%, 01/01/22	$35	$38,274
Series A, 5.00%, 12/01/22	200	224,100
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/22	310	343,328
State of Arizona COP, 5.00%, 09/01/22	325	360,847
University of Arizona RB
5.00%, 06/01/22	200	221,084
Series A, 5.00%, 06/01/22	80	88,434

		7,903,266

Arkansas — 0.2%
State of Arkansas GO, 5.00%, 10/01/22	285	317,356
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	150,664

		468,020

California — 8.2%
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	90	100,696
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	243,461
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	23,297
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	56,419
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	83,984
California Health Facilities Financing Authority RB
Series A, 5.00%, 03/01/22	175	192,062
Series A, 5.00%, 10/01/22	165	185,166
Series C, 5.00%, 08/01/31 (Put 11/01/22)(b)(c)	355	395,374
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/22	100	111,092
Series A, 5.00%, 10/01/22	290	326,325
California State Public Works Board RB
Series A, 4.00%, 04/01/22	20	21,396
Series A, 5.00%, 04/01/22	105	115,541
Series B, 5.00%, 10/01/22	310	345,662
Series C, 5.00%, 11/01/22	135	150,872
Series D, 5.00%, 09/01/22	210	233,627
Series D, 5.00%, 09/01/37 (PR 09/01/22)	200	224,572
Series F, 5.00%, 05/01/22	260	286,770
Series G, 5.00%, 11/01/22	95	106,169
Series H, 5.00%, 12/01/22	335	375,103
California State University RB
5.00%, 11/01/22	225	253,982
Series A, 5.00%, 11/01/22	100	112,881
Series C, 5.00%, 11/01/22 (AGM)	30	33,864
California Statewide Communities Development Authority RB
5.00%, 05/15/22	50	54,307
Series A, 5.00%, 05/15/22	100	108,613
Carlsbad Unified School District GO, 0.00%, 05/01/22 (NPFGC)(a)	100	94,056
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	120	134,192
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	45	50,479
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/22	25	27,929
City of Los Angeles CA Wastewater System Revenue RB, Series C, 5.00%, 06/01/22	60	66,827

331

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/22	$30	$33,308
Series C, 5.00%, 05/15/22	20	22,205
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	89,799
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	25	27,294
5.00%, 11/01/22	255	287,648
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/22	95	106,141
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	93,542
County of Los Angeles CA COP, 5.00%, 09/01/22	80	89,843
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	44,861
East Bay Municipal Utility District Water System Revenue RB, Series B, 5.00%, 06/01/22	80	89,102
East Side Union High School District GO, 5.00%, 08/01/22	115	128,893
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	56,186
Evergreen School District GO, 5.00%, 09/01/22	100	112,118
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	20	22,431
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	74,810
Las Virgenes Unified School District GO 0.00%, 11/01/22 (AGM)(a)	55	51,275
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	93,413
Los Altos Elementary School District GO, 4.00%, 08/01/22	25	27,190
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	145,327
Series G, 4.00%, 08/01/22	100	108,402
Series G, 5.00%, 08/01/22	125	139,737
Los Angeles County Metropolitan Transportation Authority RB, Series B, 5.00%, 07/01/22	45	50,245
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	56,521
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	28,194
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/22	50	54,242
Series B, 5.00%, 07/01/22	180	201,046
Series C, 4.00%, 07/01/22	45	48,818
Los Angeles Unified School District/CA GO
5.00%, 07/01/22	175	194,533
Series A, 5.00%, 07/01/22	620	689,204
Series B, 5.00%, 07/01/22	220	244,556
Series C, 5.00%, 07/01/22	205	227,882
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	23,370
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	173,496
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	102,776
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	55,967
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	160	149,563
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	130	146,089

Security	Par (000)	Value

California (continued)
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	$50	$46,690
Novato Unified School District/CA GO, 4.00%, 02/01/22	80	86,030
Oxnard Financing Authority RB, 5.00%, 06/01/22	20	22,088
Poway Redevelopment Agency Successor Agency TA, Series A, 5.00%, 06/15/22	25	27,838
Poway Unified School District GO, 5.00%, 08/01/22	15	16,812
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	37,275
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/22 (AMBAC)	330	373,501
Sacramento Municipal Utility District RB, 5.00%, 07/01/22	30	33,617
San Diego County Water Authority Financing Corp. RB, 5.00%, 05/01/22	290	323,164
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	292,994
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	480	449,582
Series H-2, 5.00%, 07/01/22	75	83,822
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 5.00%, 07/01/22	75	83,848
San Francisco City & County Airport Commission San Francisco International Airport RB
Series A, 5.00%, 05/01/22	60	66,539
Series D, 5.00%, 05/01/22	100	110,898
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	50	56,041
San Jose Financing Authority RB, Series A, 5.00%, 06/01/22	50	55,758
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	117,215
San Mateo County Community College District GO 4.00%, 09/01/22	30	32,645
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	164,285
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	93,607
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	69,590
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/22	110	119,709
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	37,288
Santa Monica Community College District GO, Series E, 0.00%, 08/01/22(a)	50	46,868
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	51,626
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	70	65,575
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	50	46,739
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	128,679
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/22	40	44,691
State of California Department of Water Resources Power Supply Revenue RB
Series O, 4.00%, 05/01/22	105	113,135
Series O, 5.00%, 05/01/22	505	560,035
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	150	169,801
Series AS, 5.00%, 12/01/22	75	84,901

332

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AW, 5.00%, 12/01/22	$15	$16,980
Series AX, 5.00%, 12/01/22	100	113,201
State of California GO
4.00%, 02/01/22	30	32,032
5.00%, 02/01/22	150	164,518
5.00%, 03/01/22	30	32,972
5.00%, 04/01/22	125	137,711
5.00%, 05/01/22	365	403,066
5.00%, 08/01/22	280	311,296
5.00%, 09/01/22	2,595	2,890,778
5.00%, 10/01/22	425	474,533
5.00%, 11/01/22	290	324,542
5.00%, 12/01/22	50	56,065
5.25%, 09/01/22	115	129,100
5.25%, 10/01/22	495	557,063
Series A, 5.00%, 09/01/22	105	116,968
Series B, 5.00%, 08/01/22	200	222,354
Series B, 5.00%, 09/01/22	1,000	1,113,980
Torrance Unified School District GO, 5.00%, 08/01/22	40	44,760
University of California RB
Series AO, 4.00%, 05/15/22	20	21,628
Series AO, 5.00%, 05/15/22	170	189,263
Series AR, 4.00%, 05/15/22	50	54,070
Series G, 5.00%, 05/15/22	40	44,478
Ventura County Community College District GO, Series C, 0.00%, 08/01/22(a)	250	233,935
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	23,320

		20,626,244

Colorado — 1.2%
Board of Governors of Colorado State University System RB
Series A, 5.00%, 03/01/22	105	115,166
Series B, 5.00%, 03/01/22	175	191,943
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	185	207,113
City & County of Denver CO GO, 0.00%, 01/29/22(a)	20	18,863
City & County of Denver CO RB, Series A, 5.00%, 08/01/22	120	133,196
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	20	22,387
Denver City & County School District No. 1 GO
Series B, 4.00%, 12/01/22 (SAW)	150	162,565
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,000	1,083,650
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	251,669
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	190	212,521
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	145	162,187
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	82,672
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	75	84,008
University of Colorado RB
Series A-1, 4.00%, 06/01/22	120	128,951
Series B, 5.00%, 06/01/22	145	160,501

		3,017,392

Connecticut — 1.7%
Connecticut State Health & Educational Facilities Authority RB
5.00%, 07/01/42 (Put 07/01/22)(b)(c)	350	386,894
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	345	381,366
Series E, 5.00%, 07/01/22	150	165,483

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut GO
5.00%, 08/15/22	$190	$208,179
Series A, 4.00%, 03/01/22	50	52,720
Series A, 5.00%, 10/15/22	255	280,403
Series C, 5.00%, 06/01/22	70	76,320
Series C, 5.00%, 06/15/22	90	98,217
Series D, 5.00%, 06/15/22	20	21,826
Series E, 5.00%, 08/15/22	175	191,744
Series E, 5.00%, 10/15/22	565	621,285
Series F, 4.00%, 11/15/22	675	719,206
Series F, 5.00%, 11/15/22	90	99,159
State of Connecticut Special Tax Revenue RB series A, 5.00%, 01/01/22	100	108,109
Series A, 5.00%, 08/01/22	50	54,804
Series A, 5.00%, 09/01/22	320	351,331
Series A, 5.00%, 10/01/22	165	181,515
Series B, 5.00%, 08/01/22	135	147,971
University of Connecticut RB
Series A, 5.00%, 02/15/22	105	113,991
Series A, 5.00%, 08/15/22	125	137,348

		4,397,871

Delaware — 0.4%
Delaware Transportation Authority RB
5.00%, 06/01/22	170	187,284
5.00%, 07/01/22	445	492,375
State of Delaware GO, Series B, 5.00%, 07/01/22	175	194,166
University of Delaware RB, Series A, 5.00%, 11/01/22	105	117,292

		991,117

District of Columbia — 1.1%
District of Columbia GO
Series A, 5.00%, 06/01/22	685	757,528
Series B, 5.00%, 06/01/22	100	110,588
Series D, 5.00%, 06/01/22	200	221,176
Series E, 5.00%, 06/01/22	115	127,176
District of Columbia RB
5.00%, 07/15/22	75	82,458
Series A, 4.00%, 12/01/22	95	102,874
Series A, 5.00%, 12/01/22	300	336,032
Series C, 4.00%, 12/01/22	150	162,432
Series C, 5.00%, 12/01/22	140	156,815
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	100	111,428
Series C, 5.00%, 10/01/22	140	155,742
Metropolitan Washington Airports Authority RB, Series C, 5.00%, 10/01/22	355	395,570
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/22	75	82,958

		2,802,777

Florida — 5.2%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/22	30	33,159
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/22	245	273,185
Central Florida Expressway Authority RB, Series B, 4.00%, 07/01/22	55	59,001
City of Jacksonville FL RB
5.00%, 10/01/22	330	363,996
Series A, 4.00%, 10/01/22	50	53,711
Series A, 5.00%, 10/01/22	100	110,791

333

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series C, 5.00%, 10/01/22	$100	$110,791
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	45	50,160
City of Tampa FL RB
5.00%, 10/01/22	165	183,671
Series A, 5.00%, 10/01/22	140	156,106
Series B, 5.00%, 10/01/22	50	55,752
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	245	271,805
Series P-2, 5.00%, 10/01/22	100	110,941
Series Q-1, 5.00%, 10/01/22	50	55,471
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	178,134
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	111,053
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	310	344,962
County of Miami-Dade FL GO, 5.00%, 07/01/22	40	44,324
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	45	50,008
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/22	200	221,132
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	261,151
Series B, 5.25%, 10/01/22 (AGM)	125	140,199
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/22	105	114,759
County of Palm Beach FL RB
5.00%, 05/01/22	60	66,218
5.00%, 06/01/22	100	110,622
5.00%, 11/01/22	45	50,308
Series A, 5.00%, 11/01/22	50	55,898
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	32,381
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	89,082
County of Sarasota FL RB, 5.00%, 10/01/22	55	61,285
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/22	600	664,656
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	165	182,909
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	250	277,445
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/22	250	274,910
Florida’s Turnpike Enterprise RB
5.00%, 07/01/22	100	110,706
Series A, 5.00%, 07/01/22	520	575,739
Series B, 5.00%, 07/01/22	190	210,342
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	253,895
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	87,978
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	154,095
Miami-Dade County Educational Facilities Authority Revenue RB, Series B, 5.25%, 04/01/22 (AMBAC)	65	71,642
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/22	45	49,613
Series B, 5.00%, 07/01/22	265	292,168
Orange County School Board COP, Series D, 5.00%, 08/01/22	140	154,895

Security	Par (000)	Value

Florida (continued)
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	$340	$379,498
Series C, 4.00%, 10/01/22	85	91,873
Series C, 5.00%, 10/01/22	190	212,072
Series C, 5.25%, 10/01/22	130	146,250
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	250	278,760
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/22	275	303,674
Series B, 5.00%, 07/01/22 (AGM)	185	204,482
Palm Beach County School District COP
Series B, 5.00%, 08/01/22	165	182,850
Series D, 5.00%, 08/01/22	130	144,063
Reedy Creek Improvement District GOL
5.00%, 06/01/22	70	77,244
Series A, 5.00%, 06/01/22	65	71,727
Series B, 4.00%, 06/01/22	160	171,416
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/22	315	345,029
Series D, 5.00%, 02/01/22	35	38,098
Series D, 5.00%, 11/01/22	85	94,244
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/22	130	142,789
School District of Broward County/FL COP
Series A, 5.00%, 07/01/22	215	237,268
Series B, 5.00%, 07/01/22	20	22,071
Series C, 5.00%, 07/01/22	250	275,893
State of Florida GO
Series A, 5.00%, 06/01/22	455	503,330
Series A, 5.00%, 07/01/22	95	105,404
Series B, 5.00%, 06/01/22	450	497,799
Series C, 5.00%, 06/01/22	315	348,459
Series E, 5.00%, 06/01/22	30	33,187
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/22	790	874,578
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	127,030

		13,090,137

Georgia — 1.5%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/22	700	781,760
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/22	150	165,557
Series B, 5.00%, 10/01/22 (GTD)	50	55,924
Gwinnett County Development Authority COP, 5.25%, 01/01/22 (NPFGC)	45	49,425
Gwinnett County School District GO, 5.00%, 02/01/22	345	378,389
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	148,639
State of Georgia GO
5.00%, 02/01/22	115	126,165
5.00%, 12/01/22	250	280,420
Series A, 5.00%, 02/01/22	100	109,709
Series C, 4.00%, 09/01/22	180	194,461
Series C, 4.00%, 10/01/22	1,075	1,162,720
Series D, 5.00%, 02/01/22	190	208,447

		3,661,616

334

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii — 3.6%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/22	$150	$166,025
Series A, 5.00%, 07/01/25 (PR 07/01/22)	1,155	1,280,676
Series A, 5.00%, 07/01/30 (PR 07/01/22)	125	138,601
Series B, 5.00%, 07/01/22	120	132,859
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/22	615	685,977
Series A, 5.00%, 11/01/22 (ETM)	25	27,959
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,236,680
Series A, 5.00%, 11/01/33 (PR 11/01/22)	1,175	1,314,050
Series B, 5.00%, 10/01/22 (ETM)	100	111,541
Series B, 5.00%, 11/01/22	90	100,616
Series C, 5.00%, 10/01/22	170	189,620
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	161,127
Series B, 5.00%, 09/01/22	170	188,907
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/22	20	22,143
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	37,879
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	648,637
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	128,609
Series EF, 5.00%, 11/01/22	220	245,866
Series EP, 5.00%, 08/01/22	140	155,446
Series EZ, 5.00%, 10/01/22	175	195,132
Series FE, 5.00%, 10/01/22	200	223,008
Series FH, 5.00%, 10/01/22	455	507,343
Series FN, 5.00%, 10/01/22	25	27,876
Series FT, 5.00%, 01/01/22	225	245,912

		9,172,489

Idaho — 0.2%
Idaho Housing & Finance Association RB, 5.00%, 07/15/22	355	391,309

Illinois — 1.9%
Chicago O’Hare International Airport RB
Series 2015-B, 5.00%, 01/01/22	100	108,759
Series B, 5.00%, 01/01/22	145	157,700
Series C, 5.00%, 01/01/22	130	141,387
Series D, 5.00%, 01/01/22	120	130,511
Illinois Finance Authority RB
5.00%, 07/01/22	55	60,797
5.00%, 10/01/22	25	27,615
Series A, 5.00%, 10/01/22	65	72,331
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/22	230	256,358
Series D, 5.00%, 01/01/22	125	136,134
Metropolitan Pier & Exposition Authority RB, 5.65%, 06/15/22 (ETM NPFGC)	5	5,625
Regional Transportation Authority RB, Series A, 5.50%, 07/01/22 (NPFGC)	55	61,355
State of Illinois GO
0.00%, 08/01/22(a)	100	88,590
4.00%, 02/01/22	25	25,595
4.00%, 09/01/22	100	102,714
5.00%, 02/01/22	545	573,411
5.00%, 05/01/22	275	290,375
Series A, 4.00%, 01/01/22	235	240,438
Series A, 5.00%, 10/01/22	440	467,276
Series A, 5.00%, 12/01/22	500	532,140

Security	Par (000)	Value

Illinois (continued)
Series B, 5.00%, 10/01/22	$170	$180,538
Series D, 5.00%, 11/01/22	700	744,317
State of Illinois RB
5.00%, 06/15/22	195	207,447
Series C, 5.00%, 06/15/22	100	106,383
University of Illinois RB, Series A, 5.00%, 04/01/22	105	114,625

		4,832,421

Indiana — 0.5%
Ball State University RB
5.00%, 07/01/22	45	49,791
Series R, 5.00%, 07/01/22	100	110,646
Indiana Finance Authority RB
Series A, 5.00%, 02/01/22	125	137,059
Series A, 5.00%, 10/01/22	155	171,726
Series A, 5.00%, 12/01/22	210	234,396
Series B, 5.00%, 02/01/22	120	131,576
Indiana University RB, Series A, 5.00%, 06/01/22	225	249,028
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.50%, 01/01/22 (NPFGC)	25	27,587
Series E, 0.00%, 02/01/22 (AMBAC)(a)	50	46,957
Purdue University RB, Series A, 5.00%, 07/01/22	140	155,296

		1,314,062

Iowa — 0.8%
Ankeny Community School District GO, Series A, 4.00%, 06/01/22	25	26,722
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/22	125	138,021
City of Des Moines IA GO
Series B, 5.00%, 06/01/22	205	226,494
Series E, 5.00%, 06/01/22	195	215,446
Des Moines Independent Community School District RB, 5.00%, 06/01/22 (BAM)	25	27,542
Iowa City Community School District RB, 5.00%, 06/01/22	120	131,887
Iowa Finance Authority RB, 5.00%, 08/01/22	275	305,638
Iowa State Board of Regents RB, 4.00%, 09/01/22	215	231,458
State of Iowa RB, Series A, 5.00%, 06/01/22	550	607,794

		1,911,002
Kansas — 0.5%
City of Overland Park KS GO, Series A, 5.00%, 09/01/22	100	111,305
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	800	890,592
Series B, 5.00%, 09/01/22	50	55,662
Series C, 5.00%, 09/01/22	100	111,324
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	138,421

		1,307,304

Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	110,001

Louisiana — 0.8%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/22	50	54,536
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	50	55,565
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/22	20	21,976
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 4.00%, 05/01/22	70	74,781
Series A-1, 5.00%, 05/01/22	70	77,139

335

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana GO
Series A, 5.00%, 08/01/22	$100	$110,747
Series A, 5.00%, 09/01/22	100	110,957
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	205,611
Series B, 5.00%, 08/01/22	50	55,407
Series B, 5.00%, 10/01/22	90	100,083
Series C, 4.00%, 07/15/22	125	133,977
Series C, 5.00%, 07/15/22	75	82,960
Series C, 5.00%, 07/15/25 (PR 07/15/22)	295	327,459
Series C, 5.00%, 07/15/26 (PR 07/15/22)	500	555,015
State of Louisiana RB, Series A, 5.00%, 06/15/22	25	27,526

		1,993,739

Maine — 0.5%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	410	455,145
Series A, 5.00%, 11/01/22	100	111,707
Series B, 5.00%, 11/01/22	55	61,333
Series C, 5.00%, 11/01/22	270	301,091
Maine Turnpike Authority RB, 5.00%, 07/01/22	155	171,540
State of Maine GO, Series B, 5.00%, 06/01/22	110	121,609

		1,222,425

Maryland — 4.0%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	251,226
City of Baltimore MD RB
Series A, 5.00%, 07/01/22	135	149,325
Series D, 5.00%, 07/01/22	50	55,393
County of Anne Arundel MD GOL, 5.00%, 04/01/22	130	143,092
County of Baltimore MD COP, 5.00%, 10/01/22	60	66,769
County of Baltimore MD GO
5.00%, 02/01/22	150	164,471
Series B, 5.00%, 08/01/22	150	166,712
Series C, 4.00%, 09/01/22	165	177,898
County of Baltimore MD RB, Series B, 5.00%, 07/01/22	40	44,244
County of Charles MD GO, 5.00%, 10/01/22	500	558,085
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	222,282
County of Montgomery MD GO
Series A, 5.00%, 12/01/22	180	201,762
Series C, 5.00%, 10/01/22	500	558,085
County of Prince George’s MD COP, 5.00%, 10/15/22	50	55,716
Maryland Health & Higher Educational Facilities Authority RB, Series A, 5.00%, 07/01/22	195	214,584
Maryland State Transportation Authority RB, 5.00%, 07/01/22	140	155,051
State of Maryland Department of Transportation RB
5.00%, 09/01/22	375	417,742
5.00%, 10/01/22	250	279,137
State of Maryland GO
First Series C, 4.00%, 08/15/22	210	226,183
Series A, 5.00%, 03/01/22	150	164,814
Series A, 5.00%, 08/01/22	750	833,557
Series A, 5.00%, 03/01/24 (PR 03/01/22)	1,300	1,427,985
Series B, 5.00%, 08/01/22	1,605	1,783,813
Series C, 5.00%, 08/01/22	660	733,531
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/22	1,030	1,139,407

		10,190,864

Massachusetts — 4.0%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	480,999
City of Boston MA GO, Series B, 5.00%, 04/01/22	250	275,703

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts GO, Series C, 5.50%, 12/01/22 (AMBAC)	$280	$318,900
Commonwealth of Massachusetts GOL
Series A, 5.00%, 05/01/22	50	55,182
Series A, 5.00%, 07/01/22	275	304,826
Series B, 5.00%, 08/01/22	270	299,984
Series B, 5.25%, 08/01/22	210	235,093
Series B, 5.25%, 09/01/22 (AGM)	485	544,107
Series C, 5.00%, 04/01/22	190	209,198
Series C, 5.00%, 08/01/22	215	238,876
Series C, 5.00%, 10/01/22	275	306,842
Series C, 5.00%, 07/01/24 (PR 07/01/22)	260	288,291
Series E, 5.00%, 09/01/22	85	94,625
Series E, 5.00%, 09/01/25 (PR 09/01/22)	390	434,452
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,431,464
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	637,454
Series F, 5.00%, 11/01/25 (PR 11/01/22)	100	111,834
Series F, 5.00%, 11/01/26 (PR 11/01/22)	200	223,668
Series H, 5.00%, 12/01/22	1,000	1,120,500
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/22	40	44,262
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/22(a)	100	93,604
Series A, 5.00%, 07/01/22	585	648,864
Series A, 5.25%, 07/01/22	40	44,696
Series B, 5.25%, 07/01/22	290	324,049
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/22	135	150,132
Massachusetts Department of Transportation RB, Series C, 0.00%, 01/01/22 (NPFGC)(a)	25	23,567
Massachusetts Development Finance Agency RB
5.00%, 07/01/22	100	110,427
Series A, 5.00%, 07/15/22	200	222,646
Massachusetts Port Authority RB, Series B, 4.00%, 07/01/22	20	21,470
Massachusetts School Building Authority RB, Series A, 5.00%, 08/15/22	605	673,129
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	55,912
Series 2, 5.00%, 11/01/22	120	134,188

		10,158,944

Michigan — 1.5%
Michigan Finance Authority RB
4.00%, 10/01/22	200	216,252
5.00%, 08/01/22	80	88,141
Series B, 5.00%, 10/01/22	235	262,396
Michigan State Building Authority RB
Series A, 5.00%, 10/15/22	585	652,965
Series I, 5.00%, 04/15/22	145	159,587
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	268,870
Michigan State University RB, Series A, 5.00%, 08/15/22	270	299,298
State of Michigan Comprehensive Transportation Revenue RB, 5.25%, 05/15/22 (AGM)	90	99,994
State of Michigan GO
Series A, 5.00%, 12/01/22	420	470,992
Series B, 5.00%, 11/01/22	315	352,362
State of Michigan RB, 5.00%, 03/15/22	95	104,245
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	520	581,448
University of Michigan RB, Series A, 5.00%, 04/01/22	130	143,304

		3,699,854

336

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.4%
County of Hennepin MN GO, Series B, 5.00%, 12/01/22	$25	$28,023
Metropolitan Council GO
Series B, 5.00%, 09/01/22	125	139,316
Series I, 4.00%, 03/01/22	375	400,598
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/22	255	278,093
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	44,376
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/22	50	54,999
Southern Minnesota Municipal Power Agency RB
Series A, 0.00%, 01/01/22 (NPFGC)(a)	50	47,080
Series A, 5.00%, 01/01/22	45	49,080
State of Minnesota GO
5.00%, 08/01/22	750	833,558
Series A, 5.00%, 08/01/22	275	305,638
Series B, 5.00%, 08/01/22	790	878,013
Series F, 5.00%, 10/01/22	290	323,689
State of Minnesota RB, Series A, 5.00%, 06/01/22	115	127,137
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/22	115	125,496

		3,635,096

Mississippi — 0.2%
Mississippi Development Bank SO, 5.00%, 01/01/22	45	48,787
State of Mississippi GO
Series C, 5.00%, 10/01/22	70	77,923
Series F, 4.00%, 11/01/22	190	204,890
Series F, 5.25%, 10/01/22	100	112,201
Series H, 5.00%, 12/01/22	100	111,787

		555,588

Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	82,805
Metropolitan St. Louis Sewer District RB, Series B, 5.00%, 05/01/22	80	88,370
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/22	180	198,893
Series B, 5.00%, 05/01/22	295	325,963
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/22	175	187,100
Series A, 5.00%, 10/01/22	300	334,173
Missouri State Environmental Improvement & Energy Resources Authority RB
4.00%, 01/01/22	40	42,628
Series A, 5.00%, 07/01/22	265	293,556
University of Missouri RB, Series A, 5.00%, 11/01/22	365	407,913

		1,961,401

Montana — 0.0%
Montana Department of Transportation RB, 5.00%, 06/01/22	100	109,726

Nebraska — 0.8%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	100	111,214
City of Omaha NE GO, Series B, 5.00%, 11/15/22	360	402,610
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	128,388
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	260	290,849

Security	Par (000)	Value

Nebraska (continued)
Nebraska Public Power District RB
Series A, 5.00%, 01/01/22	$355	$387,464
Series C, 5.00%, 01/01/22	110	120,060
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/22	135	147,444
Omaha Public Power District RB
Series A, 5.00%, 02/01/23 (PR 02/01/22)	255	279,052
Series AA, 5.00%, 02/01/22	55	60,188

		1,927,269

Nevada — 2.0%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	105	116,544
Clark County School District GOL
Series A, 5.00%, 06/15/22	165	180,853
Series B, 5.00%, 06/15/22	230	252,098
Series C, 5.00%, 06/15/22	100	109,608
Clark County Water Reclamation District GOL, 5.00%, 07/01/22	365	404,242
County of Clark Department of Aviation RB
Series B, 5.00%, 07/01/22	120	132,302
Series C, 5.00%, 07/01/22	115	126,790
County of Clark NV GOL
5.00%, 11/01/22	265	296,024
Series A, 5.00%, 07/01/22	85	94,138
Series A, 5.00%, 11/01/22	190	212,243
Series B, 5.00%, 11/01/22	170	189,902
County of Clark NV RB
5.00%, 07/01/22	305	336,723
Series A, 5.00%, 07/01/22	400	441,604
Nevada System of Higher Education RB
4.00%, 07/01/22	50	53,556
Series A, 4.00%, 07/01/22	25	26,778
Series B, 5.00%, 07/01/22	485	535,445
State of Nevada GOL
Series B, 4.00%, 08/01/22	135	145,387
Series C, 5.00%, 08/01/22	130	144,251
Series D1, 5.00%, 03/01/22	585	641,856
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	350	378,872
5.00%, 12/01/22	120	134,318
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/22 (PSF)	140	154,281

		5,107,815

New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	100	110,645
Series D, 4.00%, 08/15/22	100	107,599

		218,244

New Jersey — 2.8%
Monmouth County Improvement Authority RB, 5.00%, 12/01/22 (GTD)	100	112,260
New Jersey Economic Development Authority RB
5.00%, 06/15/22	150	162,174
Series A, 4.00%, 07/01/22	150	157,455
Series B, 5.00%, 11/01/22	455	494,185
Series DDD, 5.00%, 06/15/22	100	107,746
Series II, 5.00%, 03/01/22	65	69,640
Series NN, 5.00%, 03/01/22	860	921,395
Series XX, 4.00%, 06/15/22	40	41,818
Series XX, 5.00%, 06/15/22 (SAP)	120	129,295

337

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Educational Facilities Authority RB
5.00%, 06/15/22	$100	$107,746
Series A, 5.00%, 07/01/22	350	388,455
New Jersey Health Care Facilities Financing Authority RB, Series A, 5.00%, 07/01/22	180	198,266
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/22	375	406,822
Series AA, 5.00%, 06/15/22	215	231,798
Series AA, 5.00%, 06/15/22 (SAP)	130	140,157
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	2,325	2,579,634
Series B, 5.00%, 01/01/22	205	223,259
Series C, 5.00%, 01/01/22	255	277,713
State of New Jersey GO
5.25%, 08/01/22	175	193,769
Series T, 5.00%, 06/01/22	110	120,401

		7,063,988

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	110,926
County of Santa Fe NM GO, 5.00%, 07/01/22	140	155,051
New Mexico Finance Authority RB
5.00%, 06/15/22	290	320,955
Series D, 5.00%, 06/15/22	100	110,586
State of New Mexico GO, 5.00%, 03/01/22, (ETM)	90	98,718
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/22	465	514,178
Series B, 4.00%, 07/01/22	175	187,747
Series B, 5.00%, 07/01/22	225	248,011
University of New Mexico (The) RB
Series A, 5.00%, 06/01/22	200	220,698
Series C, 5.00%, 06/01/22	105	115,867

		2,082,737

New York — 9.3%
City of New York NY GO
5.00%, 08/01/22	215	238,798
Series 1, 5.00%, 08/01/22	295	327,654
Series A, 5.00%, 08/01/22	900	999,621
Series B-1, 5.00%, 12/01/22	225	252,025
Series C, 5.00%, 08/01/22	885	982,961
Series D, 5.00%, 08/01/22	145	161,050
Series E, 5.00%, 08/01/22	240	266,566
Series E, 5.25%, 08/01/22	290	324,548
Series G, 5.00%, 08/01/22	100	111,069
Series H, 5.00%, 08/01/22	285	316,547
Series I, 5.00%, 03/01/22	75	82,360
Series I, 5.00%, 08/01/22	210	233,244
Series J, 5.00%, 08/01/22	580	644,201
County of Nassau NY GOL, Series B, 5.00%, 04/01/22	120	131,232
Long Island Power Authority RB
5.00%, 09/01/22	100	111,067
Series B, 5.00%, 09/01/22	170	188,814
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	123,535
Series A-1, 5.00%, 11/15/22	125	138,442
Series A-2, 5.00%, 11/15/22	300	332,259
Series B, 5.00%, 11/15/22	700	775,271
Series B, 5.25%, 11/15/22 (AMBAC)	35	39,080
Series B-2, 5.00%, 11/15/22	555	614,679

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/15/22	$230	$254,732
Series C, 5.00%, 11/15/22 (ETM)	20	22,469
Series D, 5.00%, 11/15/22	45	49,839
Series D-1, 5.00%, 11/01/22	380	420,455
Series E, 5.00%, 11/15/22	25	27,688
Series F, 5.00%, 11/15/22	245	271,345
Series H, 4.00%, 11/15/22	35	37,496
Series H, 4.00%, 11/15/22 (ETM)	40	43,477
Nassau County Interim Finance Authority RB, Series A, 4.00%, 11/15/22	125	135,816
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/22 (ETM SAW)	115	127,857
Series S-2, 5.00%, 07/15/22 (ETM SAW)	25	27,795
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/22	100	111,911
Series A-1, 5.00%, 08/01/22	200	222,354
Series A-1, 5.00%, 11/01/22	130	145,484
Series B, 5.00%, 11/01/22	275	307,755
Series B-1, 4.00%, 08/01/22	70	75,460
Series B-1, 5.00%, 08/01/22	110	122,295
Series B-1, 5.00%, 11/01/22	110	123,102
Series C, 5.00%, 11/01/22	545	609,915
Series D, 5.00%, 11/01/22	155	173,462
Series E-1, 5.00%, 02/01/22	185	202,904
Series F-1, 5.00%, 02/01/22	200	219,356
New York City Water & Sewer System RB
Series DD, 4.00%, 06/15/22	60	64,656
Series DD, 5.00%, 06/15/22	215	238,843
Series EE, 4.00%, 06/15/22	80	86,208
Series FF, 5.00%, 06/15/23 (PR 06/15/22)	50	55,545
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	229,065
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	72,764
New York Power Authority (The) RB, Series A, 5.00%, 11/15/22	25	28,120
New York State Dormitory Authority RB
Series A, 0.00%, 05/15/22 (NPFGC)(a)	25	23,451
Series A, 5.00%, 02/15/22	255	279,753
Series A, 5.00%, 03/15/22	405	445,463
Series A, 5.00%, 04/01/22 (SAW)	130	142,986
Series A, 5.00%, 07/01/22	770	851,178
Series A, 5.00%, 10/01/22	50	56,016
Series A, 5.00%, 10/01/22 (SAW)	240	267,437
Series A, 5.50%, 05/15/22 (AMBAC)	100	111,898
Series B, 4.00%, 10/01/22	75	81,370
Series B, 4.00%, 10/01/22 (SAW)	125	134,557
Series C, 5.00%, 03/15/22	930	1,023,106
Series D, 5.00%, 02/15/22	1,310	1,437,162
Series E, 5.00%, 02/15/22	100	109,707
Series E, 5.00%, 03/15/22	245	269,338
Series F, 5.00%, 10/01/22 (AGM)	240	266,714
Series H, 5.00%, 10/01/22 (SAW)	100	111,207
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/22	935	1,037,392
Series B, 4.00%, 11/15/22	80	86,708
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	135	148,771

338

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB
Series A, 5.00%, 03/15/22	$145	$159,404
Series I, 5.00%, 01/01/22	90	98,472
Series J, 5.00%, 01/01/22	145	158,649
Series K, 4.00%, 01/01/22	180	191,644
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/22	1,195	1,313,711
Series A-2, 5.50%, 03/15/22 (NPFGC)	45	50,149
Series C, 5.00%, 03/15/22	125	137,417
Series D, 5.00%, 03/15/22	295	324,305
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/22	275	308,789
Series 189, 5.00%, 05/01/22	60	66,338
Series 194, 5.00%, 10/15/22	175	195,872
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	450	504,531
State of New York GO, Series A, 5.00%, 03/01/22	100	110,383
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	216,924
Series A, 5.00%, 11/15/22	330	368,676
Series B, 5.00%, 11/15/22	245	274,667
Series B-1, 5.00%, 11/15/22	185	207,402

		23,474,738

North Carolina — 4.0%
City of Charlotte NC COP, Series C, 4.00%, 06/01/22	30	32,177
City of Charlotte NC GO, Series A, 5.00%, 07/01/22	200	221,923
City of Fayetteville NC Public Works Commission Revenue RB, 5.00%, 03/01/22	50	54,904
City of Raleigh NC GO
4.00%, 04/01/27 (PR 04/01/22)	1,000	1,069,140
Series A, 5.00%, 09/01/22	250	278,632
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	20	21,551
County of Boncombe NC RB, 5.00%, 06/01/22	20	22,115
County of Buncombe NC RB, 5.00%, 06/01/22	100	110,576
County of Durham NC GO, 5.00%, 10/01/22	300	335,313
County of Forsyth NC GO, 5.00%, 12/01/22	275	308,605
County of Guilford NC GO
Series A, 5.00%, 02/01/22	200	219,294
Series A, 5.00%, 03/01/28 (PR 03/01/22)	3,460	3,801,710
Series D, 5.00%, 08/01/22	115	127,812
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/22	135	150,512
Series B, 5.00%, 12/01/22	100	112,260
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	189,754
County of New Hanover NC GO, 5.00%, 08/01/22	400	444,692
County of Wake NC GO, Series 2010C, 5.00%, 03/01/22	100	109,971
County of Wake NC RB, Series A, 5.00%, 12/01/22	305	341,911
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	238,843
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/22	75	81,756
Series E, 5.00%, 01/01/22	120	130,810
State of North Carolina GO
Series A, 5.00%, 06/01/22	500	553,280
Series D, 4.00%, 06/01/22	605	649,722
State of North Carolina RB
5.00%, 03/01/22	155	169,666
Series C, 5.00%, 05/01/22	345	380,752

		10,157,681

Security	Par (000)	Value

Ohio — 3.3%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	$50	$54,092
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	100,963
City of Columbus OH GO
Series 1, 5.00%, 07/01/22	205	227,306
Series A, 5.00%, 08/15/22	95	105,698
Series A, 5.00%, 02/15/23 (PR 08/15/22)	500	556,305
City of Columbus OH GOL, 4.00%, 07/01/22	65	69,930
County of Franklin OH GOL, 5.00%, 06/01/22	160	176,922
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/22	200	221,108
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	160	178,544
Kent State University RB, Series A, 4.00%, 05/01/22	50	53,286
Ohio Higher Educational Facility Commission RB
5.00%, 01/01/22	115	125,482
5.00%, 12/01/22	115	128,373
Series A, 5.00%, 12/01/22	60	66,977
Ohio State University (The) RB, Series D, 5.00%, 12/01/22	505	565,120
Ohio Water Development Authority RB
5.00%, 06/01/22	135	149,248
5.50%, 12/01/22	175	199,243
Series A, 5.00%, 06/01/22	215	237,691
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	380	425,642
Series 2015-A, 5.00%, 06/01/22	110	121,609
Series 2015-A, 5.00%, 12/01/22	200	224,022
Series B, 5.00%, 12/01/22	50	56,006
State of Ohio GO
4.00%, 11/01/22	100	108,139
Series A, 5.00%, 08/01/22	130	144,338
Series A, 5.00%, 09/01/22	225	250,355
Series A, 5.00%, 09/15/22	200	222,760
Series B, 5.00%, 08/01/22	315	349,742
Series B, 5.00%, 09/01/22	270	300,426
Series C, 4.25%, 09/15/22	180	195,775
Series C, 5.00%, 08/01/22	90	99,926
Series C, 5.00%, 09/15/22	100	111,380
Series Q, 5.00%, 05/01/22	85	93,781
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	1,225	1,349,901
Series S, 5.00%, 04/01/22	50	55,027
Series T, 5.00%, 11/01/22	135	150,908
Series U, 5.00%, 10/01/22	200	223,014
State of Ohio RB
Series A, 5.00%, 04/01/22	215	236,128
Series B, 5.00%, 10/01/22	250	278,110

		8,213,277

Oklahoma — 0.6%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/22	75	80,175
Series A, 5.00%, 06/01/22	155	171,094
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/22	245	270,887
Series A, 5.00%, 07/01/22	95	105,038
Series C, 4.00%, 07/01/22	70	74,924
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/22	120	132,943
Oklahoma Municipal Power Authority RB, Series B, 5.00%, 01/01/22	105	114,365
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/22	270	294,932

339

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Water Resources Board RB, 5.00%, 04/01/22	$185	$203,511
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/22	110	121,402

		1,569,271

Oregon — 1.5%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	72,148
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	55,792
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/22 (NPFGC, GTD)(a)	55	51,525
Clackamas Community College District GO, Series B, 0.00%, 06/15/22 (GTD)(a)	25	23,459
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/22 (GTD)	100	110,655
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	83,987
County of Clackamas OR GO, Series B, 5.00%, 06/01/22	100	110,679
County of Washington OR GOL, 5.00%, 06/01/22	50	55,311
Lane County School District No. 4J Eugene GO, 5.00%, 06/15/22 (GTD)	400	442,620
Oregon State Lottery RB
Series B, 5.00%, 04/01/22	85	93,616
Series C, 5.00%, 04/01/29	360	396,490
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/22	125	138,076
Portland Community College District GO, 5.00%, 06/15/22	120	132,892
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/22 (GTD)(a)	330	309,147
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	495	554,652
State of Oregon GO
Series A, 5.00%, 05/01/22	105	115,950
Series A, 5.00%, 08/01/22	50	55,589
Series D, 5.00%, 05/01/22	150	165,643
Series F, 5.00%, 05/01/22	25	27,607
Series I, 5.00%, 08/01/22	255	283,501
Series L, 5.00%, 08/01/22	100	111,177
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	334,083
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/22 (GTD)	50	55,320

		3,779,919

Pennsylvania — 1.8%
Bucks County Water & Sewer Authority RB, 4.00%, 06/01/22 (BAM)	100	106,700
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/22	200	220,226
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/22	200	220,662
Commonwealth of Pennsylvania GO
5.00%, 07/01/22	100	110,182
5.00%, 08/15/22	100	110,537
First Series, 5.00%, 03/15/22	200	218,720
First Series, 5.00%, 04/01/22	135	147,810
First Series, 5.00%, 06/01/22	360	395,784
First Series, 5.00%, 06/15/22	100	110,053
First Series, 5.00%, 07/01/22	345	380,128
First Series, 5.00%, 09/15/22	100	110,739
Second Series, 5.00%, 01/15/22	320	348,490
Second Series, 5.00%, 10/15/22	100	110,977

Security	Par (000)	Value

Pennsylvania (continued)
Series T, 5.00%, 07/01/22	$175	$192,818
County of Montgomery GO, 5.00%, 05/01/22	175	193,254
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/22	50	55,027
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	200	222,982
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	50	54,015
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	200	222,006
Series A-1, 5.00%, 12/01/22	325	362,006
Series B, 5.00%, 06/01/22	150	164,031
Series B, 5.00%, 12/01/22	120	133,673
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	109,923
West Chester Area School District/PA GO, Series AA, 4.00%, 05/15/22 (SAW)	110	117,923

		4,418,666

Rhode Island — 1.1%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/22	485	533,592
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	865	963,428
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series A, 5.00%, 10/01/22	250	279,050
Series B, 5.00%, 10/01/22	550	613,910
Series C, 5.00%, 10/01/22	175	195,006
State of Rhode Island COP, Series A, 5.00%, 10/01/22	50	55,360
State of Rhode Island GO, Series A, 5.00%, 05/01/22	75	82,598

		2,722,944

South Carolina — 0.8%
Beaufort County School District/SC GO, Series A, 5.00%, 03/01/22	35	38,444
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	335,007
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/22	50	54,743
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.00%, 02/01/22	110	117,357
Greenville County School District RB, 5.00%, 12/01/22	75	83,692
Piedmont Municipal Power Agency RB, Series A-2, 0.00%, 01/01/22 (NPFGC)(a)	25	23,385
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	77,894
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	270	295,812
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	515	571,938
State of South Carolina GO
Series A, 4.00%, 04/01/22 (SAW)	20	21,430
Series B, 5.00%, 04/01/22 (SAW)	400	440,992
University of South Carolina RB, 5.00%, 05/01/22	35	38,534

		2,099,228

Tennessee — 1.2%
County of Hamilton TN GO, Series A, 5.00%, 05/01/22	65	71,737
County of Knox TN GO, Series B, 5.00%, 06/01/22	210	232,497
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	75	83,433

340

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/22	$215	$235,111
5.00%, 07/01/22	665	736,893
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/22	320	353,677
State of Tennessee GO
Series A, 5.00%, 08/01/22	360	400,482
Series A, 5.00%, 09/01/22	140	156,086
Tennessee Energy Acquisition Corp. RB, Series C, 5.00%, 02/01/22	30	32,131
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	195,757
Series A, 5.00%, 11/01/22	100	111,861
Series B, 5.00%, 11/01/22	140	156,605
Town of Collierville TN GO, Series A, 5.00%, 01/01/22	135	147,805

		2,914,075

Texas — 11.0%
Aldine Independent School District GO, 5.00%, 02/15/22 (PSF)	25	27,396
Austin Community College District GOL, 5.00%, 08/01/22	35	38,760
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	95	104,562
Austin Independent School District GO
5.00%, 08/01/22	160	177,424
5.00%, 08/01/22 (PSF)	120	133,105
Series B, 5.00%, 08/01/22	75	83,137
Series B, 5.00%, 08/01/22 (PSF)	50	55,461
Birdville Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	95	104,133
Series B, 5.00%, 02/15/22 (PSF)	35	38,365
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/22	125	136,630
Central Texas Regional Mobility Authority RB
5.00%, 01/01/22	50	53,849
Series A, 5.00%, 01/01/22	10	10,770
Central Texas Turnpike System RB, Series A, 0.00%, 08/15/22 (AMBAC)(a)	180	166,910
City of Arlington TX GOL, 5.00%, 08/15/22	105	116,595
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	255	284,934
City of Austin TX GOL
4.50%, 09/01/22	75	82,076
5.00%, 09/01/22	290	322,358
Series A, 5.00%, 09/01/22	115	127,832
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/22	730	815,556
Series A, 5.00%, 05/15/22	75	82,711
Series A, 5.00%, 11/15/22	105	117,306
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/22	40	44,083
City of Carrollton TX GOL, 5.00%, 08/15/22	175	193,926
City of Corpus Christi TX Utility System Revenue RB, Series C, 5.00%, 07/15/22	45	49,714
City of Dallas TX GOL, 5.00%, 02/15/22	190	207,793
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	310	345,194
City of El Paso TX GOL, 5.00%, 08/15/22	105	116,280
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/22	30	32,876

Security	Par (000)	Value

Texas (continued)
City of Fort Worth TX GOL, 5.00%, 03/01/22	$85	$92,802
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/22	415	454,765
City of Garland TX Water & Sewer System Revenue RB, Series A, 5.00%, 03/01/22	95	104,138
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/22	125	138,164
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/22	85	94,995
Series B, 5.00%, 11/15/22	370	413,508
Series C, 5.00%, 05/15/22	300	330,945
City of Houston TX GOL, Series A, 5.00%, 03/01/22	290	317,576
City of Houston TX RB, 5.00%, 09/01/22	80	88,166
City of Lubbock TX GOL, 5.00%, 02/15/22	55	60,134
City of Plano TX GOL, 5.00%, 09/01/22	365	405,059
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/22	1,165	1,275,757
City of San Antonio Texas GOL, 5.00%, 02/01/22	40	43,837
City of San Antonio Texas RB, 5.00%, 02/01/22	125	136,646
Clear Creek Independent School District GO, Series D, 5.00%, 02/15/22 (PSF)	190	208,090
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	110,706
Comal Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	100	109,379
County of Fort Bend TX GO, 5.00%, 03/01/22	175	191,779
County of Harris TX GOL, Series B, 5.00%, 10/01/22	85	94,586
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	216,251
Series B, 5.00%, 08/15/22	135	149,712
County of Tarrant TX GOL, 5.00%, 07/15/22	405	448,566
Cypress-Fairbanks Independent School District GO, Series C, 5.00%, 02/15/22 (PSF)	200	219,352
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	150	167,779
Series B, 4.00%, 12/01/22	125	135,215
Series B, 5.00%, 12/01/22	45	50,334
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/22	130	144,634
Series F, 5.00%, 11/01/22	100	111,257
Series G, 5.00%, 11/01/22	25	27,814
Deer Park Independent School District GOL, 5.00%, 02/15/22 (PSF)	60	65,620
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	105,343
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	30	33,313
Fort Worth Independent School District GO, 5.00%, 02/15/22 (PSF)	140	153,460
Grand Prairie Independent School District GO, 5.00%, 02/15/22 (PSF)	150	164,281
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	116,488
5.00%, 11/15/22	25	27,741
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	377,053
Houston Community College System GOL, 5.00%, 02/15/22	75	82,141
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	245	268,554
Series A, 5.00%, 02/15/22 (PSF)	50	54,807

341

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Katy Independent School District GO, Series A, 4.00%, 02/15/22 (PSF)	$20	$21,341
Keller Independent School District/TX GO 5.00%, 08/15/22 (PSF)	30	33,299
Series A, 5.00%, 08/15/22 (PSF)	45	49,948
Klein Independent School District GO, Series A, 5.00%, 02/01/22 (PSF)	150	164,103
Lamar Consolidated Independent School District GO, 5.00%, 02/15/22 (PSF)	315	345,284
Leander Independent School District GO, Series A, 0.00%, 08/15/22 (PSF)(a)	135	126,060
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	500	466,075
Series A, 4.00%, 08/15/22 (PSF)	100	107,670
Series A, 5.00%, 08/15/22 (PSF)	45	49,986
Lone Star College System GOL
5.00%, 09/15/22	215	238,667
Series B, 5.00%, 02/15/22	135	147,811
Lower Colorado River Authority RB
5.00%, 05/15/22	480	526,911
Series B, 5.00%, 05/15/22	130	142,705
Series D, 5.00%, 05/15/22	50	54,887
Metropolitan Transit Authority of Harris County RB, Series B, 5.00%, 11/01/22	120	134,095
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	125	138,562
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	22,165
North East Independent School District/TX GO
5.00%, 08/01/22 (PSF)	55	60,948
5.25%, 02/01/22 (PSF)	165	181,672
North Texas Municipal Water District RB
5.00%, 06/01/22	295	325,898
6.25%, 06/01/22	85	97,320
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	180	199,953
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/22	590	643,779
Series B, 5.00%, 01/01/22	125	136,394
Northside Independent School District GO
5.00%, 06/01/22 (PSF)	75	82,778
5.00%, 06/15/22 (PSF)	360	397,739
Northwest Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	200	219,228
Permanent University Fund - Texas A&M University System RB, Series A, 5.00%, 07/01/22	100	110,706
Permanent University Fund RB - Texas A&M University System, 5.00%, 07/01/22	330	365,330
Pflugerville Independent School District GO, 5.00%, 02/15/22 (PSF)	150	164,281
Plano Independent School District GO, Series A, 5.00%, 02/15/22 (PSF)	60	65,787
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	90	100,154
San Antonio Independent School District/TX GO
5.00%, 02/15/22 (PSF)	610	668,261
5.00%, 08/15/22 (PSF)	100	111,007
San Antonio Water System RB
5.00%, 05/15/22	170	187,649
Series A, 5.00%, 05/15/22	405	446,893

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 05/15/22	$200	$220,496
San Jacinto College District GOL, 5.00%, 02/15/22	100	109,211
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/22	55	61,120
Spring Branch Independent School District GOL, Series B, 5.00%, 02/01/22 (PSF)	240	262,786
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	110,634
5.00%, 08/15/22 (PSF)	250	277,880
State of Texas GO
5.00%, 04/01/22	115	126,470
5.00%, 10/01/22	715	796,711
Series A, 5.00%, 10/01/22	865	963,852
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	116,369
5.00%, 12/01/22	45	50,246
Tarrant Regional Water District RB
5.00%, 03/01/22	265	290,588
5.00%, 09/01/22	125	138,834
Texas A&M University RB
Series A, 5.00%, 05/15/22	75	82,762
Series B, 5.00%, 05/15/22	20	22,070
Series D, 5.00%, 05/15/22	215	237,250
Texas State University System RB
5.00%, 03/15/22	215	235,808
Series A, 5.00%, 03/15/22	455	499,279
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/22	815	908,758
Series A, 5.00%, 04/01/22	335	368,631
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	90	99,700
Trinity River Authority LLC RB, 5.00%, 02/01/22	135	147,527
University of Houston RB, Series A, 5.00%, 02/15/22	105	114,964
University of North Texas System RB
5.00%, 04/15/22	135	148,536
5.00%, 04/15/22 (ETM)	60	65,938
Series A, 5.00%, 04/15/22	150	165,040
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	460	511,465
Series B, 5.00%, 08/15/22	125	138,985
Series C, 5.00%, 08/15/22	410	455,871
Series E, 5.00%, 08/15/22	130	144,544
Series I, 5.00%, 08/15/22	460	511,465
Weatherford Independent School District GO, 0.00%, 02/15/22 (PSF)(a)	100	94,063
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	85	91,420

		27,765,102
Utah — 0.8%
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	40	44,588
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/22	240	257,894
Provo School District GO, 5.00%, 06/15/22 (GTD)	20	22,124
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	75,610
State of Utah GO, 5.00%, 07/01/22	275	305,118
University of Utah (The) RB
5.00%, 08/01/22	300	332,886
Series B, 5.00%, 08/01/22	280	310,792
Utah State Building Ownership Authority RB, 5.00%, 05/15/22	25	27,552

342

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	$405	$447,108
Series A, 5.00%, 06/15/22	105	115,935
Series A, 5.25%, 06/15/22	115	128,230

		2,067,837

Vermont — 0.2%
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	364,458
Series 5, 5.00%, 12/01/22	60	67,285

		431,743

Virginia — 3.9%
City of Alexandria VA GO
Series A, 5.00%, 07/15/22 (SAW)	125	138,975
Series B, 4.00%, 06/15/25 (PR 06/15/22) (SAW)	1,245	1,338,636
Series B, 5.00%, 06/15/22 (SAW)	270	299,662
City of Hampton VA GO, Series B, 5.00%, 09/01/22 (SAW)	15	16,704
City of Norfolk VA GO, Series A, 5.00%, 09/01/22 (SAW)	165	183,685
City of Richmond VA GO
Series A, 5.00%, 03/01/22 (SAW)	150	164,910
Series B, 5.00%, 07/15/22	100	111,038
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/22	125	138,578
County of Fairfax VA GO, Series A, 5.00%, 10/01/22 (SAW)	310	346,131
County of Henrico VA Water & Sewer Revenue RB, 5.00%, 05/01/22	30	33,189
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	84,245
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	50,352
Virginia College Building Authority RB
5.00%, 02/01/22	75	82,304
5.00%, 02/01/23 (PR 02/01/22)	1,000	1,096,170
5.00%, 02/01/25 (PR 02/01/22)	110	120,579
Series 2, 5.00%, 09/01/22	235	261,959
Series A, 5.00%, 09/01/22	240	267,533
Series B, 5.00%, 09/01/22	450	501,624
Series D, 5.00%, 02/01/22	90	98,765
Series E-2, 5.00%, 02/01/22	50	54,870
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	330	364,706
Series A, 4.50%, 03/15/22	250	271,297
Series A, 5.00%, 09/15/25 (PR 03/15/22)	510	560,990
Series B, 5.00%, 05/15/22	75	82,888
Series C, 5.00%, 05/15/22	175	193,405
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	230	255,956
Series B, 5.00%, 08/01/22	320	356,112
Series C, 5.00%, 08/01/22	265	294,810
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	385	427,477
Series A, 5.00%, 08/01/22 (SAW)	55	61,068
Series B, 5.00%, 08/01/22	360	399,719
Series B, 5.00%, 08/01/22 (SAW)	65	72,171
Series B, 5.00%, 08/01/22 (ETM)	5	5,532
Virginia Resources Authority RB
5.00%, 10/01/22	40	44,752
5.00%, 11/01/22	480	537,547
5.00%, 11/01/22 (ETM)	10	11,187
Series A, 5.00%, 11/01/22	435	487,152

		9,816,678

Security	Par (000)	Value

Washington — 5.3%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/22	$70	$78,195
Central Washington University RB, 5.00%, 05/01/22	50	54,801
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/22	200	220,236
5.00%, 05/01/22	360	397,192
City of Seattle WA GOL
Series A, 5.00%, 04/01/22	355	391,036
Series A, 5.00%, 06/01/22	65	71,941
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 01/01/22	115	125,702
5.00%, 09/01/22	145	161,446
Series A, 5.00%, 05/01/22	75	82,723
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	280	311,654
City of Tacoma WA Electric System Revenue, Series B, 5.00%, 01/01/22	60	65,405
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/22	100	109,157
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	280	313,004
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/22	135	147,111
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	167,744
County of King WA GOL
4.00%, 12/01/22	20	21,673
5.00%, 01/01/22	100	109,354
5.00%, 07/01/22	180	199,523
5.25%, 01/01/22	80	88,048
Series C, 5.00%, 12/01/22	65	72,833
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/22	25	27,316
Series B, 5.00%, 07/01/22	610	675,520
Series C, 4.00%, 01/01/22	100	106,440
County of Snohomish WA GOL, 5.00%, 12/01/22	140	156,502
Energy Northwest RB, Series A, 5.00%, 07/01/22	810	897,285
Grant County Public Utility District No. 2 RB, Series A, 5.00%, 01/01/22	125	136,186
King County Rural Library District GO, 4.00%, 12/01/22	250	270,267
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	400	448,360
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	155	173,574
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	320	358,346
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	125	139,930
Port of Seattle WA RB
Series A, 5.00%, 08/01/22	335	370,748
Series B, 5.00%, 03/01/22	110	120,442
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	75	83,692
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/22	190	212,395
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	100	111,983
State of Washington COP
Series A, 5.00%, 07/01/22	125	138,132
Series B, 4.00%, 07/01/22	295	316,284
State of Washington GO
5.00%, 07/01/22	20	22,162
Series 2013A, 5.00%, 08/01/22	245	272,119

343

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 08/01/22	$100	$111,069
Series B, 5.00%, 02/01/22	250	273,965
Series B, 5.00%, 07/01/22	355	393,379
Series C, 0.00%, 06/01/22 (AMBAC)(a)	135	126,481
Series C, 5.00%, 06/01/22	40	44,222
Series C, 5.00%, 07/01/22	10	11,081
Series D, 5.00%, 02/01/22	120	131,504
Series D, 5.00%, 07/01/22	25	27,703
Series D, 5.25%, 02/01/22	100	110,312
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	60,259
Series F, 5.00%, 07/01/22	10	11,081
Series R-2012C, 4.00%, 07/01/22	165	177,400
Series R-2012D, 5.00%, 07/01/22	45	49,865
Series R-2015, 5.00%, 07/01/22	425	470,947
Series R-2015E, 5.00%, 07/01/22	150	166,216
Series R-2017A, 5.00%, 08/01/22	190	211,031
Series R-D, 5.00%, 08/01/22	250	277,672
State of Washington RB
Series C, 5.00%, 09/01/22	185	205,439
Series F, 5.00%, 09/01/22	405	449,671
University of Washington RB
5.00%, 04/01/22	165	181,642
Series A, 5.00%, 12/01/22	75	84,017
Series B, 5.00%, 06/01/22	100	110,576
Series C, 5.00%, 12/01/22	595	666,537
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	138,875
Washington State University RB
5.00%, 04/01/22	215	236,128
5.00%, 10/01/22	165	183,492
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	175	195,970
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	145,578

		13,478,573

West Virginia — 0.3%
State of West Virginia GO, Series A, 5.00%, 11/01/22	550	614,454
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/22	90	99,385
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/22	100	110,427

		824,266

Wisconsin — 2.5%
City of Milwaukee WI GO
Series N2, 5.00%, 05/01/22	30	33,020
Series N2, 5.00%, 05/15/22	75	82,632
City of Milwaukee WI Sewerage System Revenue RB, Series S5, 5.00%, 06/01/22	110	121,596

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Madison Metropolitan School District/WI GO, 4.00%, 03/01/22	$95	$101,249
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	45	48,623
Series A, 5.25%, 10/01/22	105	118,088
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/22 (ETM)	75	80,552
Series 1, 5.00%, 06/01/22 (ETM)	125	138,064
State of Wisconsin GO
5.00%, 11/01/22	55	61,530
Series 1, 5.00%, 11/01/22	125	139,841
Series 2, 5.00%, 05/01/22	175	193,193
Series 2, 5.00%, 11/01/22	825	922,952
Series 3, 4.00%, 11/01/22	95	102,876
Series 3, 5.00%, 11/01/22	360	402,743
Series D, 5.00%, 05/01/22	105	115,916
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	590	654,463
Series 1, 5.00%, 07/01/27 (PR 07/01/22)	1,550	1,718,655
Series 2, 5.00%, 07/01/22	365	404,880
Wisconsin Health & Educational Facilities Authority RB
4.00%, 11/15/22	100	107,661
5.00%, 08/15/22	165	182,624
Series C, 5.00%, 08/15/22 (ETM)	40	44,359
WPPI Energy RB, Series A, 5.00%, 07/01/22	460	508,489

		6,284,006

Total Municipal Debt Obligations — 98.7% (Cost: $249,256,544)		249,322,307

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.24%(d)(e)	188	188,116

Total Short-Term Investments — 0.1% (Cost: $188,103)		188,116

Total Investments in Securities — 98.8% (Cost: $249,444,647)		249,510,423

Other Assets, Less Liabilities — 1.2%		3,006,627

Net Assets — 100.0%		$252,517,050

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	105	83	188	$188,116	$1,516	$(85)	$13

344

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2022 Term Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$249,322,307	$—	$249,322,307
Money Market Funds	188,116	—	—	188,116

	$188,116	$249,322,307	$—	$249,510,423

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
TA	Tax Allocation

345

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23(a)	$1,070	$1,063,120

Aerospace & Defense — 1.9%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	545	521,549
2.80%, 03/01/23 (Call 02/01/23)	915	911,450
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	770	813,543
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	1,084	1,035,643
3.38%, 05/15/23 (Call 04/15/23)	1,092	1,111,372
L3 Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	225	228,175
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	1,259	1,262,852
Northrop Grumman Corp., 3.25%, 08/01/23	2,046	2,046,471
Rockwell Collins Inc., 3.70%, 12/15/23 (Call 09/15/23)	700	699,958
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	290	289,736
United Technologies Corp., 3.65%, 08/16/23 (Call 07/16/23)	1,898	1,926,394

		10,847,143

Agriculture — 0.7%
Altria Group Inc., 2.95%, 05/02/23(a)	639	614,283
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	805	768,244
2.63%, 03/06/23	1,087	1,059,684
3.60%, 11/15/23(a)	763	770,393
Reynolds American Inc., 4.85%, 09/15/23	905	942,820

		4,155,424

Airlines — 0.3%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	600	614,919
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)(a)	935	918,815

		1,533,734

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	1,120	1,099,638

Auto Manufacturers — 3.0%
American Honda Finance Corp.
3.45%, 07/14/23	680	690,676
3.63%, 10/10/23	550	560,186
Ford Motor Credit Co. LLC
3.10%, 05/04/23	1,535	1,385,737
4.14%, 02/15/23 (Call 01/15/23)	775	734,847
4.38%, 08/06/23	1,300	1,233,531
General Motors Co., 4.88%, 10/02/23	2,197	2,231,889
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	1,715	1,645,234
3.70%, 05/09/23 (Call 03/09/23)	2,018	1,957,823
4.15%, 06/19/23 (Call 05/19/23)	735	724,798
4.25%, 05/15/23(a)	1,028	1,018,645
Toyota Motor Corp., 3.42%, 07/20/23	709	720,996
Toyota Motor Credit Corp.
2.25%, 10/18/23(a)	1,703	1,648,215
2.63%, 01/10/23(a)	1,427	1,407,778
2.70%, 01/11/23	200	197,524
3.45%, 09/20/23	500	508,355

		16,666,234

Security	Par (000)	Value

Banks — 22.1%
Banco Santander SA
3.13%, 02/23/23(a)	$1,545	$1,498,557
3.85%, 04/12/23	1,000	995,080
Bank of America Corp.
3.30%, 01/11/23	5,994	6,023,191
4.10%, 07/24/23(a)	2,874	2,973,498
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	1,977	1,907,172
2.95%, 01/29/23 (Call 12/29/22)(a)	2,040	2,035,430
3.45%, 08/11/23(a)	470	477,858
3.50%, 04/28/23	1,420	1,441,541
Barclays PLC
3.68%, 01/10/23 (Call 01/10/22)(a)	1,535	1,502,980
4.61%, 02/15/23 (Call 02/15/22)(c)(d)	500	501,575
BB&T Corp., 3.75%, 12/06/23 (Call 11/06/23)	865	887,525
BNP Paribas SA, 3.25%, 03/03/23(a)	1,995	2,009,204
Canadian Imperial Bank of Commerce, 3.50%, 09/13/23	499	505,242
Citigroup Inc.
3.38%, 03/01/23(a)	663	660,474
3.50%, 05/15/23	1,532	1,531,740
3.88%, 10/25/23(a)	1,961	1,997,984
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,600	1,616,608
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	820	826,134
Cooperatieve Rabobank UA, 4.63%, 12/01/23	2,175	2,234,312
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23	1,830	1,795,870
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	2,790	2,776,134
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	1,785	1,705,318
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)(a)	1,040	1,024,878
4.20%, 08/08/23	1,795	1,822,679
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)(a)	2,109	2,096,831
3.63%, 01/22/23	3,702	3,746,942
HSBC Holdings PLC, 3.60%, 05/25/23	2,180	2,190,028
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	1,315	1,320,931
ING Groep NV, 4.10%, 10/02/23	1,455	1,472,213
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	2,691	2,636,346
2.97%, 01/15/23 (Call 01/15/22)	2,330	2,314,389
3.20%, 01/25/23	3,469	3,493,040
3.38%, 05/01/23	2,543	2,541,144
Lloyds Banking Group PLC, 4.05%, 08/16/23	1,600	1,610,768
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	890	904,285
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	300	288,813
3.46%, 03/02/23	1,530	1,535,431
3.76%, 07/26/23	2,366	2,403,335
Mizuho Financial Group Inc., 3.55%, 03/05/23	300	301,605
Morgan Stanley
3.13%, 01/23/23	3,045	3,025,268
3.75%, 02/25/23	3,808	3,870,756
4.10%, 05/22/23(a)	2,663	2,716,500
National Australia Bank Ltd./New York
2.88%, 04/12/23	1,050	1,033,221
3.00%, 01/20/23	660	653,994
3.63%, 06/20/23	1,045	1,060,100

346

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Bank N.A
2.95%, 01/30/23 (Call 12/30/22)	$1,550	$1,528,316
3.80%, 07/25/23 (Call 06/25/23)	1,250	1,269,413
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	1,000	1,008,630
Royal Bank of Canada, 3.70%, 10/05/23	870	884,938
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	3,600	3,537,000
6.10%, 06/10/23	1,055	1,102,549
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	1,620	1,592,816
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	1,510	1,479,045
State Street Corp.
3.10%, 05/15/23(a)	1,795	1,788,179
3.70%, 11/20/23(a)	1,658	1,698,588
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	1,000	987,580
3.95%, 07/19/23	550	562,964
Sumitomo Mitsui Financial Group Inc., 3.10%, 01/17/23	3,060	3,030,410
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	250	244,085
3.00%, 02/02/23 (Call 01/02/23)	1,734	1,714,250
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,300	1,330,043
Toronto-Dominion Bank (The), 3.50%, 07/19/23	1,346	1,371,372
U.S. Bank N.A./Cincinnati OH
2.85%, 01/23/23 (Call 12/23/22)(a)	825	818,252
3.40%, 07/24/23 (Call 06/23/23)	500	505,645
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	5,685	5,653,335
4.13%, 08/15/23	2,225	2,276,620
Series M, 3.45%, 02/13/23	3,121	3,108,734
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	775	783,967
Westpac Banking Corp.
2.75%, 01/11/23	2,074	2,037,269
3.65%, 05/15/23	1,160	1,176,901

		123,457,825

Beverages — 4.2%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	2,326	2,258,267
3.30%, 02/01/23 (Call 12/01/22)(a)	7,022	7,008,237
Coca-Cola Co. (The)
2.50%, 04/01/23(a)	1,361	1,357,924
3.20%, 11/01/23	2,124	2,168,413
Coca-Cola FEMSA SAB de CV, 3.88%, 11/26/23	500	508,130
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	200	196,776
4.25%, 05/01/23(a)	2,085	2,145,882
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	1,858	1,827,956
3.50%, 09/18/23 (Call 08/18/23)	630	640,282
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	1,460	1,414,141
4.06%, 05/25/23 (Call 04/25/23)(b)	1,923	1,944,076
PepsiCo Inc., 2.75%, 03/01/23	1,950	1,950,780

		23,420,864

Biotechnology — 1.1%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	1,535	1,470,975

Security	Par (000)	Value

Biotechnology (continued)
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	$1,210	$1,181,153
3.25%, 02/20/23 (Call 01/20/23)(a)	1,135	1,130,290
4.00%, 08/15/23(a)	670	689,155
Gilead Sciences Inc., 2.50%, 09/01/23 (Call 07/01/23)	1,456	1,413,689

		5,885,262

Building Materials — 0.0%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	200	202,892

Chemicals — 1.2%
DowDuPont Inc., 4.21%, 11/15/23 (Call 10/15/23)(a)	1,885	1,954,613
EI du Pont de Nemours & Co., 2.80%, 02/15/23	150	149,519
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	25	24,638
LYB International Finance BV, 4.00%, 07/15/23	1,746	1,765,223
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	1,645	1,692,343
Nutrien Ltd., 3.50%, 06/01/23 (Call 03/01/23)	659	646,472
Praxair Inc., 2.70%, 02/21/23 (Call 11/21/22)	323	317,855

		6,550,663

Commercial Services — 0.7%
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)	1,175	1,181,181
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	890	862,926
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	520	517,395
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,145	1,134,546
4.00%, 06/01/23 (Call 05/01/23)	200	200,454

		3,896,502

Computers — 3.6%
Apple Inc.
2.40%, 01/13/23 (Call 12/13/22)(a)	25	24,696
2.40%, 05/03/23(a)	7,746	7,624,465
2.85%, 02/23/23 (Call 12/23/22)	2,775	2,784,407
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(b)	5,266	5,512,449
IBM Credit LLC, 3.00%, 02/06/23	1,145	1,134,237
International Business Machines Corp., 3.38%, 08/01/23(a)	1,665	1,670,828
Seagate HDD Cayman, 4.75%, 06/01/23(a)	1,421	1,407,444

		20,158,526

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	602	582,598
2.10%, 05/01/23	440	426,998
Procter & Gamble Co. (The), 3.10%, 08/15/23	1,775	1,800,684
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	950	950,950

		3,761,230

Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	1,150	1,102,574
4.13%, 07/03/23 (Call 06/03/23)(a)	440	434,575
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	295	281,306
3.00%, 09/15/23 (Call 07/15/23)(a)	2,119	2,020,975
3.88%, 07/03/23 (Call 06/03/23)	200	198,090
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	200	198,214
5.00%, 04/01/23	725	736,027

347

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
3.40%, 02/27/23 (Call 01/27/23)	$2,160	$2,166,588
3.70%, 08/03/23 (Call 07/03/23)	2,050	2,082,513
Ameriprise Financial Inc., 4.00%, 10/15/23	1,326	1,364,481
BGC Partners Inc., 5.38%, 07/24/23	50	50,863
Capital One Bank USA N.A., 3.38%, 02/15/23	1,335	1,313,560
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	2,074	2,041,687
3.50%, 06/15/23	1,850	1,835,477
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)(a)	1,145	1,128,901
Intercontinental Exchange Inc.
3.45%, 09/21/23 (Call 08/21/23)	100	101,046
4.00%, 10/15/23	1,447	1,498,701
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	912	953,469
Jefferies Group LLC, 5.13%, 01/20/23	936	971,999
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	1,105	1,082,524
3.40%, 11/15/23 (Call 08/15/23)	260	262,538
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)(a)	25	25,567

		21,851,675

Electric — 4.1%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	575	581,526
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	740	744,514
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	545	537,594
3.75%, 11/15/23 (Call 08/15/23)	1,285	1,316,663
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	534	547,334
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	670	655,213
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	140	141,642
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	915	930,088
DTE Energy Co.
Series D, 3.70%, 08/01/23 (Call 07/01/23)	710	714,040
Series F, 3.85%, 12/01/23 (Call 09/01/23)	760	769,424
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	800	785,424
3.05%, 03/15/23 (Call 02/15/23)	565	567,147
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)(a)	880	903,698
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	745	765,294
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,040	958,225
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)	620	637,583
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	905	887,271
Series N, 3.80%, 12/01/23 (Call 11/01/23)	100	101,391
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	1,247	1,277,863
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	295	295,392
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)	250	243,873
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	559	548,804
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	992	979,927
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	945	950,897
Public Service Electric & Gas Co., 2.38%, 05/15/23 (Call 02/15/23)(a)	691	675,328
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	320	321,968

Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	$1,032	$1,000,576
4.05%, 12/01/23 (Call 09/01/23)	789	795,951
Southern California Edison Co., Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	512	503,767
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	1,860	1,828,417
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,218	1,200,960

		23,167,794

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	648	637,852

Electronics — 0.3%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	435	441,569
Flex Ltd., 5.00%, 02/15/23	1,243	1,259,084
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	215	216,008

		1,916,661

Environmental Control — 0.4%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)	902	951,240
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)(a)	1,145	1,112,185

		2,063,425

Food — 1.9%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	1,110	1,101,941
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	1,673	1,636,696
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)	980	991,074
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	820	832,374
Kellogg Co., 2.65%, 12/01/23(a)	1,643	1,582,028
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)(a)	1,535	1,562,430
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	1,230	1,248,093
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	930	942,732
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	660	668,950

		10,566,318

Gas — 0.4%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	505	508,510
Dominion Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	50	49,767
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	531	524,761
NiSource Inc., Series WI, 3.65%, 06/15/23 (Call 05/15/23)(a)	575	578,740
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	454	432,526

		2,094,304

Health Care - Products — 1.2%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	1,845	1,867,121
Boston Scientific Corp., 4.13%, 10/01/23 (Call 07/01/23)	420	428,795
Covidien International Finance SA, 2.95%, 06/15/23 (Call 03/15/23)	90	89,301
Medtronic Inc., 2.75%, 04/01/23 (Call 01/01/23)	677	669,878
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	2,040	2,014,255
3.15%, 01/15/23 (Call 10/15/22)(a)	1,155	1,149,629
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)	625	620,925

		6,839,904

Health Care - Services — 1.6%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	2,406	2,342,265
Anthem Inc., 3.30%, 01/15/23	1,797	1,805,015
HCA Inc., 4.75%, 05/01/23	742	762,242

348

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	$340	$343,577
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)(a)	200	202,002
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	1,623	1,609,789
2.88%, 03/15/23	1,248	1,242,409
3.50%, 06/15/23	532	543,863

		8,851,162

Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	850	808,962

Home Builders — 0.2%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	791	805,483
5.75%, 08/15/23 (Call 05/15/23)(a)	325	344,091

		1,149,574
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 2.40%, 06/01/23	260	252,834

Housewares — 0.5%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)(a)	2,595	2,554,596

Insurance — 2.5%
Aflac Inc., 3.63%, 06/15/23	1,530	1,556,423
Allstate Corp. (The), 3.15%, 06/15/23	987	990,050
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	868	885,863
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	895	908,335
Assurant Inc.
4.00%, 03/15/23	725	728,277
4.20%, 09/27/23 (Call 08/27/23)	25	25,143
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	3,164	3,142,358
3.00%, 02/11/23	918	922,682
Chubb INA Holdings Inc., 2.70%, 03/13/23	190	187,198
Lincoln National Corp., 4.00%, 09/01/23	715	731,088
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(a)	1,019	993,219
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	790	785,592
MetLife Inc., Series D, 4.37%, 09/15/23	2,074	2,183,528

		14,039,756

Internet — 1.2%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)	1,600	1,559,136
Amazon.com Inc., 2.40%, 02/22/23 (Call 01/22/23)(a)	1,609	1,585,187
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	1,090	1,096,801
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	1,036	1,013,343
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	1,607	1,555,737

		6,810,204

Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	730	750,068
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	752	761,911

		1,511,979

Lodging — 0.3%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	230	226,863
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	1,200	1,204,224

		1,431,087

Machinery — 1.7%
ABB Finance USA Inc., 3.38%, 04/03/23 (Call 03/03/23)(a)	565	570,317

Security	Par (000)	Value

Machinery (continued)
Caterpillar Financial Services Corp.
2.63%, 03/01/23	$500	$490,255
3.45%, 05/15/23(a)	1,450	1,472,721
3.65%, 12/07/23	350	358,533
3.75%, 11/24/23(a)	515	527,535
CNH Industrial NV, 4.50%, 08/15/23	1,736	1,761,971
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	125	128,613
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	270	268,142
John Deere Capital Corp.
2.70%, 01/06/23	100	98,886
2.80%, 01/27/23	373	370,486
2.80%, 03/06/23(a)	2,425	2,409,019
3.45%, 06/07/23	585	593,564
3.65%, 10/12/23(a)	145	148,747
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	296	296,947

		9,495,736

Manufacturing — 0.8%
3M Co., 2.25%, 03/15/23 (Call 02/15/23)(a)	1,393	1,359,443
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	200	206,934
General Electric Co., 3.10%, 01/09/23	2,100	2,043,636
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	913	942,453

		4,552,466

Media — 2.5%
21st Century Fox America Inc., 4.00%, 10/01/23	225	233,321
CBS Corp., 2.50%, 02/15/23 (Call 01/15/23)	1,315	1,257,377
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)(a)	1,836	1,814,666
2.85%, 01/15/23(a)	1,108	1,099,579
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	1,875	1,817,006
3.25%, 04/01/23(a)	660	643,612
NBCUniversal Media LLC, 2.88%, 01/15/23	1,682	1,672,345
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	1,139	1,176,473
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	1,413	1,627,931
Viacom Inc., 4.25%, 09/01/23 (Call 06/01/23)	1,414	1,434,079
Warner Media LLC, 4.05%, 12/15/23	1,096	1,124,321

		13,900,710

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	1,750	1,725,150

Mining — 0.6%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	855	881,437
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	2,210	2,217,116

		3,098,553

Oil & Gas — 5.1%
Apache Corp., 2.63%, 01/15/23 (Call 10/15/22)(a)	498	476,800
BP Capital Markets America Inc.
2.75%, 05/10/23	2,190	2,157,785
3.22%, 11/28/23 (Call 09/28/23)	2,062	2,062,619
BP Capital Markets PLC, 3.99%, 09/26/23(a)	655	679,641
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	1,870	1,826,504
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	540	527,823
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	1,895	1,871,710
3.19%, 06/24/23 (Call 03/24/23)	2,901	2,937,611
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	801	815,738
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	1,941	1,905,344

349

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	$2,511	$2,516,223
Marathon Petroleum Corp., 4.75%, 12/15/23 (Call 10/15/23)(b)	1,380	1,431,446
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	2,502	2,470,150
Shell International Finance BV
2.25%, 01/06/23	1,481	1,446,774
3.40%, 08/12/23	1,880	1,923,221
Total Capital Canada Ltd., 2.75%, 07/15/23	1,926	1,910,457
Total Capital International SA, 2.70%, 01/25/23	1,587	1,575,907

		28,535,753

Oil & Gas Services — 0.8%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)(a)	1,797	1,813,694
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	2,312	2,373,106

		4,186,800

Packaging & Containers — 0.3%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	1,001	1,034,544
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)(a)	730	734,117

		1,768,661

Pharmaceuticals — 6.8%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	1,964	1,920,733
3.75%, 11/14/23 (Call 10/14/23)	350	354,105
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	1,086	1,048,457
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)(a)	550	554,141
Bristol-Myers Squibb Co., 3.25%, 11/01/23(a)	836	835,549
Cardinal Health Inc., 3.20%, 03/15/23(a)	862	842,639
Cigna Corp., 3.75%, 07/15/23 (Call 06/15/23)(b)	1,980	2,005,898
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	7,018	7,078,706
4.00%, 12/05/23 (Call 09/05/23)	2,115	2,160,451
Express Scripts Holding Co., 3.00%, 07/15/23 (Call 05/15/23)	1,690	1,655,034
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	1,785	1,768,881
3.38%, 05/15/23(a)	1,270	1,288,288
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	1,494	1,457,263
3.38%, 12/05/23	940	968,360
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	615	596,329
Merck & Co. Inc., 2.80%, 05/18/23(a)	2,412	2,411,276
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	703	696,448
Pfizer Inc.
3.00%, 06/15/23(a)	1,739	1,759,242
3.20%, 09/15/23 (Call 08/15/23)	335	340,394
5.80%, 08/12/23	330	368,983
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	1,240	1,258,005
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	3,568	3,432,059
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)(b)	900	927,729
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	1,988	1,977,782

		37,706,752

Pipelines — 3.6%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	323	310,913
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	990	979,852
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	1,485	1,508,196
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	1,665	1,652,063
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	100	101,099

Security	Par (000)	Value

Pipelines (continued)
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	$945	$962,379
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	2,046	2,052,465
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	200	202,406
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,060	1,055,018
3.50%, 09/01/23 (Call 06/01/23)	1,265	1,259,624
Kinder Morgan Inc./DE, 3.15%, 01/15/23 (Call 12/15/22)	1,579	1,558,315
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)	2,307	2,376,510
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	665	753,990
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	475	493,734
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	410	392,792
3.85%, 10/15/23 (Call 07/15/23)	943	931,741
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	1,835	1,947,082
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	235	230,838
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)(a)	565	575,481
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)	885	910,957

		20,255,455

Real Estate Investment Trusts — 5.6%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23 (Call 03/15/23)	867	875,107
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	340	338,847
American Tower Corp.
3.00%, 06/15/23	610	596,238
3.50%, 01/31/23	2,269	2,261,376
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)(a)	309	320,427
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,250	1,226,125
3.85%, 02/01/23 (Call 11/01/22)	776	785,886
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)	255	254,582
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)	885	857,795
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,330	1,335,307
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	469	458,630
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	1,237	1,209,996
5.25%, 01/15/23	2,547	2,687,467
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	460	470,543
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)	1,140	1,094,024
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)(a)	940	932,912
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	450	442,517
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	382	394,522
HCP Inc., 4.25%, 11/15/23 (Call 08/15/23)	1,588	1,610,407
Hospitality Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	1,290	1,288,284
Host Hotels & Resorts LP
Series C, 4.75%, 03/01/23 (Call 12/01/22)(a)	715	731,845
Series D, 3.75%, 10/15/23 (Call 07/15/23)	1,105	1,081,088

350

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	$175	$175,334
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	530	516,400
Liberty Property LP, 3.38%, 06/15/23 (Call 03/15/23)	400	395,428
National Retail Properties Inc., 3.30%, 04/15/23 (Call 01/15/23)	860	848,244
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	1,362	1,367,026
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	350	340,270
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	1,624	1,690,552
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)(a)	737	774,720
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	488	478,182
2.75%, 06/01/23 (Call 03/01/23)	960	938,976
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	815	798,064
3.13%, 06/15/23 (Call 03/15/23)	720	704,146
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	761	762,339
3.95%, 09/01/23 (Call 08/01/23)	75	75,610
Weyerhaeuser Co., 4.63%, 09/15/23(a)	385	401,828

		31,521,044

Retail — 3.3%
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)(a)	404	413,963
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)(a)	956	940,895
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	1,287	1,269,548
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	1,315	1,300,640
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)(a)	1,185	1,183,140
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	276	268,082
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	498	506,416
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	1,599	1,461,822
4.38%, 09/01/23 (Call 06/01/23)	420	404,716
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)(a)	730	736,497
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	635	641,648
QVC Inc., 4.38%, 03/15/23(a)	1,360	1,355,335
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	1,600	1,595,232
3.85%, 10/01/23 (Call 07/01/23)(a)	844	863,750
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)(a)	432	423,662
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	3,259	3,221,815
3.40%, 06/26/23 (Call 05/26/23)	1,665	1,703,944

		18,291,105

Semiconductors — 1.4%
Altera Corp., 4.10%, 11/15/23	505	530,740
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	610	592,584
3.13%, 12/05/23 (Call 10/05/23)	1,300	1,268,436
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	2,007	1,906,550
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	125	124,872
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	625	622,325
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	2,104	2,052,242
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	489	476,501

		7,574,250

Security	Par/ Shares (000)	Value

Software — 2.6%
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	$1,617	$1,609,853
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	2,166	2,104,377
2.38%, 05/01/23 (Call 02/01/23)	1,449	1,433,496
3.63%, 12/15/23 (Call 09/15/23)(a)	2,216	2,306,878
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	4,952	4,829,042
3.63%, 07/15/23	1,613	1,657,712
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	775	786,951

		14,728,309

Telecommunications — 2.9%
AT&T Inc., 3.60%, 02/17/23 (Call 12/17/22)	2,605	2,625,371
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	400	411,508
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	1,660	1,619,563
2.60%, 02/28/23(a)	647	642,678
Motorola Solutions Inc., 3.50%, 03/01/23	1,196	1,167,260
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	595	587,461
4.10%, 10/01/23 (Call 07/01/23)(a)	703	725,011
Telefonica Emisiones SAU, 4.57%, 04/27/23(a)	800	832,552
Verizon Communications Inc., 5.15%, 09/15/23(a)	5,181	5,627,758
Vodafone Group PLC, 2.95%, 02/19/23	2,203	2,150,260

		16,389,422

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	50	50,616

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,589	1,590,176
3.85%, 09/01/23 (Call 06/01/23)	1,192	1,234,280
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	220	227,306
CSX Corp., 3.70%, 11/01/23 (Call 08/01/23)	735	749,105
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	235	229,661
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)(a)	739	730,856
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	410	406,318
3.88%, 12/01/23 (Call 11/01/23)	650	653,185
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	530	522,146
2.95%, 01/15/23 (Call 10/15/22)	639	634,795
3.50%, 06/08/23 (Call 05/08/23)	465	471,431
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)	1,776	1,747,264

		9,196,523

Total Corporate Bonds & Notes — 98.8% (Cost: $553,704,541)		552,224,449

Short-Term Investments

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	41,718	41,730,890

351

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	4,121	$4,120,817

		45,851,707

Total Short-Term Investments — 8.2% (Cost: $45,842,099)		45,851,707

Total Investments in Securities — 107.0% (Cost: $599,546,640)		598,076,156

Other Assets, Less Liabilities — (7.0)%		(39,163,655)

Net Assets — 100.0%		$558,912,501

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of

Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	42,176	—		(458	)(a)	41,718	$41,730,890	$33,556	(b)	$676	$5,339
BlackRock Cash Funds: Treasury, SL Agency Shares	2,327	1,794	(a)	—		4,121	4,120,817	15,794		—	—
PNC Bank N.A
2.95%, 01/30/23(c)	1,000	550		—		1,550	N/A	10,282		—	30,469
3.80%, 07/25/23(c)	1,250	—		—		1,250	N/A	10,876		—	25,136

							$45,851,707	$70,508		$676	$60,944

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$552,224,449	$—	$552,224,449
Money Market Funds	45,851,707	—	—	45,851,707

	$45,851,707	$552,224,449	$—	$598,076,156

352

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/23	$200	$228,362
Series A, 5.00%, 09/01/23	70	79,926
Series B, 5.00%, 09/01/23	310	353,961
Alabama Public School & College Authority RB
Series A, 3.00%, 06/01/23	60	62,887
Series B, 5.00%, 01/01/23	175	196,387
City of Huntsville AL GOL, Series D, 5.00%, 05/01/23	115	130,141
State of Alabama GO, Series A, 5.00%, 08/01/23	35	39,888
University of Alabama (The) RB, Series B, 5.00%, 07/01/23	75	84,989
University of Alabama at Birmingham RB, Series A, 5.00%, 10/01/23	135	153,961

		1,330,502

Alaska — 0.1%
Municipality of Anchorage AK GO, 5.00%, 09/01/23	35	39,848
State of Alaska GO, Series B, 5.00%, 08/01/23	25	28,379
University of Alaska RB, Series S, 4.00%, 10/01/23	20	21,770

		89,997

Arizona — 3.0%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/23	190	216,172
Arizona Health Facilities Authority RB, Series A, 5.00%, 01/01/23	35	38,998
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	225	256,057
Arizona State University RB
5.00%, 07/01/23	220	249,900
5.00%, 08/01/23	150	169,768
Arizona Transportation Board RB, 5.00%, 07/01/23	285	324,136
Arizona Water Infrastructure Finance Authority RB, 5.00%, 10/01/23	20	22,866
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/23	35	39,662
City of Phoenix AZ GO, 4.00%, 07/01/23	165	180,609
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/23	190	215,722
5.50%, 07/01/23 (NPFGC)	65	75,237
Series A, 5.00%, 07/01/23	310	352,145
Series B, 5.00%, 07/01/23	295	335,229
City of Scottsdale AZ GO, 5.00%, 07/01/23	100	113,637
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/23	80	90,801
County of Pima AZ GOL, 4.00%, 07/01/23	250	273,317
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	140	158,584
Maricopa County Community College District GO, 5.00%, 07/01/23	100	113,546
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/23	30	34,077
Maricopa County Unified School District No. 80 Chandler GOL, 4.50%, 07/01/23	40	44,592
Regional Public Transportation Authority RB, 5.25%, 07/01/23	105	120,331
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	115	129,104
Series A, 5.00%, 01/01/23	180	202,075
State of Arizona COP, 5.00%, 09/01/23	160	181,586

Security	Par (000)	Value

Arizona (continued)
University of Arizona RB
5.00%, 06/01/23	$175	$198,530
5.00%, 08/01/23	55	62,248

		4,198,929

Arkansas — 0.4%
State of Arkansas GO
4.25%, 06/01/23	35	38,526
5.00%, 04/01/23	125	140,900
5.00%, 10/01/23	225	256,705
University of Arkansas RB, Series A, 5.00%, 11/01/23	105	119,625

		555,756

California — 8.2%
Alameda Unified School District-Alameda County/CA GO, 0.00%, 08/01/23 (AGM)(a)	50	45,698
Bay Area Toll Authority RB
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	100	114,057
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	135	155,332
Benicia Unified School District GO, Series B, 0.00%, 08/01/23 (NPFGC)(a)	80	72,534
California Educational Facilities Authority RB, Series T-5, 5.00%, 03/15/23	60	68,347
California Health Facilities Financing Authority RB
5.00%, 11/15/23	25	28,884
Series A, 4.00%, 03/01/23	75	81,454
Series A, 5.00%, 11/15/23	15	17,293
Series B, 5.00%, 11/15/23	20	23,057
California State Public Works Board RB
5.00%, 03/01/23	170	191,423
5.00%, 09/01/23	130	148,190
5.00%, 11/01/23	65	74,380
Series A, 5.25%, 06/01/23 (ETM NPFGC)	15	17,347
Series B, 5.00%, 10/01/23	135	154,218
Series D, 5.00%, 09/01/23	390	444,569
Series F, 5.00%, 05/01/23	135	152,680
Series G, 5.00%, 09/01/23	20	22,798
Series I, 5.00%, 11/01/23	75	85,822
California State University RB, Series A, 5.00%, 11/01/23	295	341,934
Chabot-Las Positas Community College District GO, 4.00%, 08/01/23	160	176,725
City of Los Angeles CA Wastewater System Revenue RB, Series B, 4.00%, 06/01/23	75	82,789
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/23	50	57,955
Coast Community College District GO, Series A, 5.00%, 08/01/23	40	46,078
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/23	60	68,761
Escondido Union High School District GO, Series A, 0.00%, 08/01/23 (AGC)(a)	150	137,397
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, 0.00%, 10/01/23 (NPFGC)(a)	195	176,108
Irvine Ranch Water District SA, 5.00%, 02/01/23	30	34,116
Las Virgenes Unified School District GO
0.00%, 09/01/23 (NPFGC)(a)	105	95,878
Series C, 0.00%, 11/01/23 (NPFGC)(a)	50	45,492
Long Beach Community College District GO, Series D, 0.00%, 05/01/23 (NPFGC)(a)	165	151,300

353

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/23	$150	$172,369
Series C, 5.00%, 08/01/23	20	22,983
Los Angeles Department of Water & Power Power System Revenue RB
5.00%, 07/01/23	100	114,921
Series A, 5.00%, 07/01/23	85	97,683
Series B, 5.00%, 07/01/23	105	120,667
Series D, 4.00%, 07/01/23	150	166,005
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/23	165	181,419
Series A, 5.00%, 07/01/23	415	473,871
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/23	20	22,933
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/23	40	46,106
Newport Mesa Unified School District GO, 0.00%, 08/01/23 (NPFGC)(a)	50	45,963
Palomar Community College District GO, 0.00%, 08/01/23(a)	200	183,360
Rancho Santiago Community College District GO, 4.00%, 09/01/23	20	22,178
San Diego Community College District GO, 0.00%, 08/01/23(a)	35	32,365
San Diego Public Facilities Financing Authority RB, 5.00%, 10/15/23	50	57,908
San Diego Unified School District/CA GO
0.00%, 07/01/23 (NPFGC)(a)	105	96,391
5.00%, 07/01/23	30	34,449
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/23	50	57,709
San Jose Financing Authority RB, Series A, 5.00%, 06/01/23	25	28,673
San Mateo County Community College District GO, 0.00%, 09/01/23(a)	90	82,705
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/23	100	115,049
San Mateo Union High School District GO, 0.00%, 09/01/23 (NPFGC)(a)	20	18,354
Santa Clara County Financing Authority RB, Series Q, 5.00%, 05/15/23	60	68,728
State of California Department of Water Resources RB
5.00%, 12/01/23	65	75,583
Series AW, 5.00%, 12/01/23	100	116,281
State of California GO
4.00%, 05/01/23	60	65,520
5.00%, 08/01/23	1,825	2,080,135
5.00%, 09/01/23	950	1,084,720
5.00%, 10/01/23	480	549,254
5.00%, 11/01/23	250	286,564
5.00%, 12/01/23	70	80,410
University of California RB
5.00%, 05/15/23	60	68,728
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	1,070	1,215,627
Series AR, 4.00%, 05/15/23	200	220,826

		11,419,053

Colorado — 0.5%
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/23	195	223,359
Denver City & County School District No. 1 GO, 5.00%, 12/01/23 (SAW)	140	160,612
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/23 (NPFGC)(a)	120	107,203

Security	Par (000)	Value

Colorado (continued)
University of Colorado RB, Series A-2, 5.00%, 06/01/23	$140	$158,932

		650,106

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority RB, Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	255	286,033
State of Connecticut GO
5.00%, 09/15/23	100	111,614
Series A, 5.00%, 04/15/23	345	381,908
Series A, 5.00%, 10/15/23	335	374,567
Series B, 5.00%, 05/15/23	260	288,340
Series D, 5.00%, 06/15/23	35	38,886
Series E, 5.00%, 09/01/23	10	11,152
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/23	40	44,172
Series A, 5.00%, 08/01/23	160	178,915
Series A, 5.00%, 10/01/23	310	347,786
University of Connecticut RB
Series A, 4.00%, 02/15/23	50	53,440
Series A, 5.00%, 02/15/23	100	110,716

		2,227,529

Delaware — 0.6%
Delaware River & Bay Authority RB, Series B, 5.00%, 01/01/23	40	44,745
Delaware Transportation Authority RB, 5.00%, 07/01/23	410	464,981
State of Delaware GO
5.00%, 02/01/23	50	56,321
Series B, 5.00%, 07/01/23	115	130,893
Series C, 5.00%, 03/01/23	120	135,425

		832,365

District of Columbia — 0.8%
District of Columbia GO
Series A, 5.00%, 06/01/23	315	357,317
Series B, 5.00%, 06/01/23	125	141,792
District of Columbia RB
5.00%, 07/15/23	20	22,450
Series A, 5.00%, 12/01/23	260	298,280
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/23	70	79,797
Series C, 5.00%, 10/01/23	45	51,212
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/23	85	96,399

		1,047,247

Florida — 4.5%
City of Jacksonville FL RB
5.00%, 10/01/23	85	96,489
Series C, 5.00%, 10/01/23	100	113,040
City of Orlando FL RB, Series B, 5.00%, 10/01/23	55	62,829
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/23	35	39,881
City of Tampa FL RB, 5.00%, 10/01/23	50	56,974
County of Broward FL Airport System Revenue RB, Series C, 5.00%, 10/01/23	20	22,684
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23	120	136,392
County of Miami-Dade FL GO
5.00%, 07/01/23	25	28,410
Series 2015-D, 5.00%, 07/01/23	120	136,366
Series A, 5.00%, 07/01/23	390	443,188

354

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/23	$245	$277,634
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/23	430	488,940
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/23	30	33,667
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/23	75	85,821
Florida Department of Environmental Protection RB
5.00%, 07/01/23	240	272,621
Series A, 5.00%, 07/01/23	175	198,786
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/23	65	73,879
Florida’s Turnpike Enterprise RB
5.00%, 07/01/23	40	45,401
Series B, 5.00%, 07/01/23	335	380,232
Hillsborough County School Board COP, Series A, 5.00%, 07/01/23	60	67,829
Jacksonville Transportation Authority RB, 5.00%, 08/01/23	170	192,039
Miami-Dade County Expressway Authority RB, Series A, 4.00%, 07/01/23	85	92,513
Orange County School Board COP
Series A, 5.00%, 08/01/23	35	39,650
Series D, 5.00%, 08/01/23	25	28,322
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/23	80	91,542
Orlando-Orange County Convention Center RB, 5.00%, 10/01/23	245	279,053
Orlando-Orange County Expressway Authority RB, Series B, 5.00%, 07/01/23	70	79,071
Palm Beach County School District COP, Series B, 5.00%, 08/01/23	125	141,896
Pasco County School Board COP, Series A, 5.00%, 08/01/23	20	22,510
Reedy Creek Improvement District GOL
5.00%, 06/01/23	100	112,899
Series A, 5.00%, 06/01/23	60	67,739
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/23	10	11,137
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/23	115	129,332
School District of Broward County/FL COP
Series A, 5.00%, 07/01/23	100	112,912
Series B, 5.00%, 07/01/23	160	180,659
Seminole County School Board COP, Series C, 5.00%, 07/01/23	20	22,555
State of Florida GO
5.00%, 06/01/23	145	164,802
5.00%, 07/01/23	100	113,820
Series A, 5.00%, 06/01/23	240	272,777
Series A, 5.00%, 07/01/23	150	170,730
Series B, 5.00%, 06/01/23	100	113,657
Series E, 5.00%, 06/01/23	210	238,680
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	185	209,979
Series B, 5.00%, 07/01/23	270	306,455
Volusia County School Board COP, Series A, 5.00%, 08/01/23 (BAM)	20	22,639

		6,278,431

Georgia — 1.2%
City of Gainesville GA Water & Sewerage Revenue RB, 5.00%, 11/15/23	35	40,100

Security	Par (000)	Value

Georgia (continued)
County of Forsyth GA GO, 5.00%, 03/01/23	$40	$45,196
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/23	60	67,907
Gwinnett County Development Authority COP, 5.25%, 01/01/23 (NPFGC)	90	101,627
State of Georgia GO
Series A, 5.00%, 07/01/23	750	853,650
Series A-1, 5.00%, 02/01/23	200	225,284
Series C, 5.00%, 07/01/23	75	85,365
Series C-1, 5.00%, 07/01/23	150	170,730
Series D, 5.00%, 02/01/23	125	140,803

		1,730,662

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/23	130	147,433
Series B, 5.00%, 07/01/23	75	85,057
City & County of Honolulu HI GO
4.00%, 10/01/23	100	109,739
5.00%, 09/01/23	210	239,184
Series A, 5.00%, 10/01/23	120	137,024
Series C, 5.00%, 10/01/23	20	22,837
Series E, 4.00%, 09/01/23	40	43,811
County of Hawaii HI GO, 5.00%, 09/01/23	75	85,365
State of Hawaii GO
5.00%, 05/01/23	100	113,096
5.00%, 10/01/23	185	211,335
Series EH-2017, 5.00%, 08/01/23 (ETM)	520	591,250
Series EO, 5.00%, 08/01/23 (ETM)	50	56,851
Series EP, 5.00%, 08/01/23	210	238,967
Series EY, 5.00%, 10/01/23	125	142,794
Series FG, 4.00%, 10/01/23	135	148,211
Series FH, 5.00%, 10/01/23	50	57,118
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/23	55	61,569

		2,491,641

Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%, 07/15/23	75	84,590

Illinois — 2.2%
Chicago O’Hare International Airport RB
4.13%, 01/01/23	50	53,604
Series B, 5.00%, 01/01/23	150	167,013
Series D, 5.00%, 01/01/23	40	44,537
Illinois Finance Authority RB
5.00%, 01/01/23	200	223,958
5.00%, 07/01/23	200	226,638
5.00%, 12/01/23	105	120,302
State of Illinois GO
5.00%, 02/01/23	20	21,200
5.00%, 05/01/23	285	302,741
5.00%, 06/01/23	90	95,667
5.00%, 07/01/23	135	143,656
5.00%, 08/01/23	100	106,527
5.00%, 10/01/23	435	463,767
5.00%, 12/01/23	50	53,416
Series A, 5.00%, 04/01/23	140	148,611
Series D, 5.00%, 11/01/23	700	747,047

355

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois RB
5.00%, 06/15/23	$100	$107,442
First Series, 6.00%, 06/15/23 (NPFGC)	45	50,170
Series C, 4.00%, 06/15/23	25	25,849

		3,102,145

Indiana — 0.5%
Indiana Finance Authority RB
Series A, 5.00%, 06/01/23	120	136,173
Series A, 5.00%, 12/01/23	35	39,944
Series B, 5.00%, 02/01/23	55	61,908
Series C, 5.00%, 12/01/23	170	195,197
Indiana University RB
Series A, 5.00%, 06/01/23	45	51,091
Series X, 5.00%, 08/01/23	115	131,006
Purdue University RB
4.00%, 07/01/23	85	93,116
Series BB-1, 5.00%, 07/01/23	20	22,746

		731,181

Iowa — 0.4%
County of Polk IA GO, 5.00%, 06/01/23	100	113,491
Iowa City Community School District RB, 5.00%, 06/01/23	55	61,900
Iowa Finance Authority RB, 5.00%, 08/01/23	75	85,485
State of Iowa RB
5.00%, 06/15/23	55	62,283
Series A, 5.00%, 06/01/23	195	220,611

		543,770

Kansas — 0.5%
City of Wichita KS GO, Series 811, 5.00%, 06/01/23	125	141,808
Kansas Development Finance Authority RB, Series B, 5.00%, 05/01/23	20	22,598
Sedgwick County Unified School District No. 259 Wichita GO, 4.00%, 10/01/23	20	21,948
State of Kansas Department of Transportation RB
5.00%, 09/01/23	175	199,733
Series A, 5.00%, 09/01/23	225	256,799
Wyandotte County-Kansas City Unified Government GO, Series D, 5.00%, 08/01/23	100	112,811

		755,697

Louisiana — 0.4%
State of Louiliana RB, Series A, 5.00%, 06/15/23	25	28,187
State of Louisiana GO
4.00%, 09/01/23	75	81,835
Series A, 5.00%, 02/01/23	135	151,291
Series A, 5.00%, 04/01/23	35	39,377
Series C, 5.00%, 08/01/23	205	232,519

		533,209

Maine — 0.5%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/23	245	278,628
Series A, 5.00%, 11/01/23	105	120,138
Series C, 5.00%, 11/01/23	75	85,813
Maine Turnpike Authority RB, 5.00%, 07/01/23	25	28,353
State of Maine GO, Series B, 5.00%, 06/01/23	125	141,736

		654,668

Maryland — 3.6%
City of Baltimore MD GO, 5.00%, 10/15/23	200	228,494
City of Baltimore MD RB, Series D, 5.00%, 07/01/23	120	136,146
County of Anne Arundel MD GOL, 5.00%, 04/01/23	55	62,114

Security	Par (000)	Value

Maryland (continued)
County of Baltimore MD GO, 5.00%, 02/01/23	$250	$281,298
County of Charles MD GO
5.00%, 10/01/23	100	114,379
5.00%, 11/01/23	10	11,458
County of Frederick MD GO, Series A, 5.00%, 08/01/23	205	233,565
County of Montgomery MD GO
5.00%, 11/01/23	90	103,119
Series B, 5.00%, 12/01/23	250	287,055
Series C, 5.00%, 10/01/23	120	137,255
County of Prince George’s MD COP, 5.00%, 10/15/23	25	28,478
County of Prince George’s MD GO, 5.00%, 09/15/23	100	114,248
State of Maryland Department of Transportation RB
4.00%, 09/01/23	275	301,705
5.00%, 09/01/23	100	114,228
5.00%, 10/01/23	750	858,570
State of Maryland GO
5.00%, 08/01/23	90	102,541
First Series, 5.00%, 06/01/23	285	323,412
Series A, 5.00%, 03/01/23	175	197,274
Series A, 5.00%, 08/01/23	250	284,835
Series B, 4.00%, 08/01/23	280	306,592
Series C, 5.00%, 08/01/23	345	393,072
Washington Suburban Sanitary Commission GO
4.00%, 06/01/23	25	27,358
5.00%, 06/01/23	280	317,738

		4,964,934

Massachusetts — 1.9%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/23	20	22,729
Commonwealth of Massachusetts GOL
5.00%, 01/01/23	45	50,483
5.00%, 10/01/23	65	74,284
Series A, 5.00%, 03/01/23	60	67,586
Series A, 5.00%, 05/01/23	105	118,797
Series A, 5.00%, 07/01/23	110	124,951
Series B, 5.00%, 07/01/23	200	227,184
Series B, 5.25%, 08/01/23	70	80,440
Series D, 5.00%, 07/01/23	205	232,864
Series E, 5.00%, 11/01/23	425	486,536
Series H, 5.00%, 12/01/23	55	63,098
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/23	20	22,714
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/23	100	113,775
Series A, 5.00%, 07/01/23	50	56,888
Series B, 5.25%, 07/01/23	190	218,179
Massachusetts Clean Water Trust (The) RB, 5.00%, 08/01/23	95	108,355
Massachusetts Department of Transportation RB, 0.00%, 01/01/23 (NPFGC)(a)	85	78,305
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/23	210	237,930
Series A, 5.00%, 11/15/23 (ETM)	45	51,522
Series C, 4.00%, 08/15/23 (ETM)	15	16,423
Massachusetts State College Building Authority RB, Series A, 4.00%, 05/01/23	125	136,072
Massachusetts Water Resources Authority RB, Series A, 5.00%, 08/01/23	50	57,059

		2,646,174

356

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan — 1.5%
Great Lakes Water Authority Water Supply System Revenue RB, 5.00%, 07/01/23	$250	$281,492
Michigan Finance Authority RB, 5.00%, 11/15/23	50	56,682
Michigan State Building Authority RB
Series I, 5.00%, 04/15/23	290	327,222
Series I, 5.00%, 10/15/23	80	91,320
State of Michigan GO
5.00%, 11/01/23	20	22,923
Series A, 5.00%, 05/01/23	35	39,654
Series A, 5.00%, 12/01/23	140	160,852
State of Michigan RB, 5.00%, 03/15/23	220	247,331
University of Michigan RB, Series A, 5.00%, 04/01/23	700	791,742
Wayne County Airport Authority RB, 5.00%, 12/01/23	70	79,680

		2,098,898

Minnesota — 1.1%
City of Rochester MN Electric Utility Revenue RB, Series E, 5.00%, 12/01/23	25	28,619
County of Hennepin MN GO, 5.00%, 12/01/23	95	109,128
Elk River Independent School District No. 728 GO, Series A, 5.00%, 02/01/23	85	95,414
Minnesota Municipal Power Agency RB, 5.00%, 10/01/23	30	34,069
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	225	253,942
Southern Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/23	115	128,546
State of Minnesota GO
5.00%, 10/01/23	50	57,238
Series A, 5.00%, 08/01/23	185	210,948
Series B, 5.00%, 08/01/23	140	159,636
State of Minnesota RB, Series A, 5.00%, 06/01/23	400	453,200

		1,530,740

Mississippi — 0.1%
State of Mississippi GO, 5.25%, 10/01/23	125	143,825

Missouri — 0.7%
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/25 (PR 05/01/23)	150	169,842
Missouri Highway & Transportation Commission RB
5.00%, 02/01/23	190	213,864
Series A, 4.00%, 05/01/23	100	109,200
Series A, 5.00%, 05/01/23	120	135,926
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/23	195	211,947
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/23	50	56,774
Series B, 5.00%, 01/01/23	50	56,072

		953,625

Nebraska — 0.2%
Nebraska Public Power District RB, Series B, 5.00%, 01/01/23	50	55,911
Omaha Public Power District RB, Series A, 5.00%, 02/01/23	225	252,889

		308,800

Nevada — 2.4%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/23	40	45,231
Clark County School District GOL
Series A, 5.00%, 06/15/23	165	184,630
Series B, 5.00%, 06/15/23	100	111,897
Clark County Water Reclamation District GOL, 5.00%, 07/01/23	110	124,950

Security	Par (000)	Value

Nevada (continued)
County of Clark NV GOL
5.00%, 06/01/23	$75	$84,917
5.00%, 11/01/23	440	503,004
County of Clark NV RB, 5.00%, 07/01/23	485	548,719
Las Vegas Valley Water District GOL, Series A, 5.00%, 06/01/23	125	141,753
Nevada System of Higher Education COP, Series A, 5.00%, 07/01/23	40	45,074
Nevada System of Higher Education RB
5.00%, 07/01/23	100	113,092
Series A, 5.00%, 07/01/23	100	113,092
State of Nevada GOL
5.00%, 04/01/23	125	141,008
Series D-1, 5.00%, 03/01/23	85	95,676
Series H-1, 5.00%, 06/01/23	210	237,930
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/23	355	406,912
Truckee Meadows Water Authority RB, 5.00%, 07/01/23	230	260,737
Washoe County School District/NV GOL
5.00%, 06/01/23 (PSF)	190	214,449
Series F, 5.00%, 06/01/23	15	16,868

		3,389,939

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/23	95	107,437
New Hampshire Municipal Bond Bank RB, Series E, 5.00%, 08/15/23	125	141,629
State of New Hampshire GO, Series A, 5.00%, 03/01/23	50	56,411

		305,477

New Jersey — 1.7%
Monmouth County Improvement Authority RB, Series B, 5.00%, 12/01/23 (GTD)	150	172,491
New Jersey Economic Development Authority RB
5.00%, 06/15/23	50	54,724
Series B, 5.00%, 11/01/23 (SAP)	100	110,075
Series DDD, 5.00%, 06/15/23	100	109,448
Series NN, 5.00%, 03/01/23	325	353,785
Series XX, 5.00%, 06/15/23 (SAP)	305	333,817
New Jersey Educational Facilities Authority RB
5.00%, 06/01/23 (SAP)	75	82,026
5.00%, 06/15/23	75	82,086
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/23	295	325,560
Series AA, 5.00%, 06/15/23	180	197,007
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	10	11,226
Series B, 5.00%, 01/01/23	165	184,044
Series C, 5.00%, 01/01/23	170	189,621
State of New Jersey GO
5.00%, 06/01/23	65	72,732
Series T, 5.00%, 06/01/23	100	111,896

		2,390,538

New Mexico — 0.8%
County of Santa Fe NM GO, 5.00%, 07/01/23	95	107,826
County of Santa Fe NM RB, 5.00%, 06/01/23	185	209,546
New Mexico Finance Authority RB, Series B, 5.00%, 06/01/23	90	101,970
State of New Mexico Severance Tax Permanent Fund RB 5.00%, 07/01/23	75	84,955

357

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
Series A, 5.00%, 07/01/23	$155	$175,575
Series B, 4.00%, 07/01/23	210	229,024
Series B, 5.00%, 07/01/23	40	45,056
University of New Mexico (The) RB
Series A, 5.00%, 06/01/23	100	112,988
Series C, 5.00%, 06/01/23	100	112,988

		1,179,928

New York — 8.7%
City of New York NY GO
5.00%, 03/01/23	50	56,322
5.00%, 08/01/23	70	79,688
Series 2015-1, 5.00%, 08/01/23	170	193,530
Series A, 4.00%, 08/01/23	50	54,704
Series C, 5.00%, 08/01/23	1,260	1,434,397
Series D-1, 5.00%, 08/01/23	50	56,921
Series E, 5.00%, 08/01/23	95	108,149
Series G, 5.00%, 08/01/23	500	569,205
Series I, 5.00%, 08/01/23	125	142,301
Series J, 5.00%, 08/01/23	505	574,897
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23	10	11,499
Series A-1, 5.00%, 11/15/23	25	28,208
Series A2, 5.00%, 11/15/23	195	220,018
Series B, 5.00%, 11/15/23	505	569,791
Series B-3, 5.00%, 11/15/23	55	62,056
Series C-1, 5.00%, 11/15/23	215	242,584
Series F, 5.00%, 11/15/23	140	157,962
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/23 (SAW)	185	210,615
Series S-2, 5.00%, 07/15/23 (SAW)	100	113,846
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 02/01/23	200	225,202
5.00%, 11/01/23	225	258,019
Series A, 5.00%, 08/01/23	150	171,039
Series A-1, 4.00%, 08/01/23	125	137,155
Series A-1, 5.00%, 08/01/23	140	159,636
Series B-1, 4.00%, 08/01/23	100	109,724
Series C, 5.00%, 11/01/23	160	183,480
Series E-1, 5.00%, 02/01/23	25	28,150
Sub-Series C, 5.00%, 11/01/23	155	177,746
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	250	285,232
Series DD, 5.00%, 06/15/23	75	85,570
New York Convention Center Development Corp. RB
5.00%, 11/15/23	25	28,569
Series B, 5.00%, 11/15/23	20	22,640
New York State Dormitory Authority RB
4.00%, 10/01/23 (SAW)	240	262,145
5.00%, 02/15/23	225	253,150
Series A, 5.00%, 02/15/23	175	196,894
Series A, 5.00%, 03/15/23	560	632,402
Series A, 5.00%, 07/01/23	60	67,937
Series A, 5.00%, 10/01/23 (AGM)	65	74,129
Series A, 5.00%, 10/01/23 (SAW)	100	113,710
Series A, 5.50%, 05/15/23 (NPFGC)	165	190,365
Series B, 5.00%, 07/01/23	265	300,656
Series C, 5.00%, 03/15/23	500	564,645
Series D, 5.00%, 02/15/23	80	90,009

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 02/15/23	$125	$140,639
Series E, 5.00%, 03/15/23	100	112,717
Series E, 5.00%, 10/01/23 (SAW)	50	56,855
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/23	210	239,119
New York State Thruway Authority RB
Series K, 5.00%, 01/01/23	100	112,345
Series L, 5.00%, 01/01/23	100	112,345
New York State Urban Development Corp. RB
5.00%, 03/15/23	315	355,059
Series A, 5.00%, 03/15/23	425	479,047
Series D, 5.00%, 03/15/23	430	484,683
Port Authority of New York & New Jersey RB
5.00%, 07/15/23	100	113,892
5.00%, 10/15/23	55	63,106
5.00%, 12/01/23	25	28,781
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/23	90	103,176
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/23	75	86,204
Series A, 5.00%, 11/15/23 (Call 05/15/23)	100	113,238

		12,106,103

North Carolina — 1.2%
Cape Fear Public Utility Authority RB, Series A, 5.00%, 06/01/23	50	56,812
City of Charlotte NC COP, Series C, 5.00%, 12/01/23	40	45,818
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/23	20	22,654
County of Buncombe NC RB, 5.00%, 06/01/23	120	136,243
County of Forsyth NC GO, 5.00%, 12/01/23	130	149,492
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/23	25	28,761
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/23	105	119,949
County of Wake NC RB, Series A, 5.00%, 12/01/23	125	143,555
North Carolina Medical Care Commission RB, 5.00%, 06/01/23	15	16,962
North Carolina Municipal Power Agency No. 1 RB
Series B, 5.00%, 01/01/23	110	122,825
Series E, 5.00%, 01/01/23	10	11,166
State of North Carolina GO
5.00%, 06/01/23	65	73,848
Series A, 5.00%, 06/01/23	100	113,612
State of North Carolina RB
5.00%, 03/01/23	225	252,524
Series A, 5.00%, 05/01/23	175	198,194
Series C, 5.00%, 05/01/23	100	113,184

		1,605,599

North Dakota — 0.1%
North Dakota Public Finance Authority RB, 5.00%, 10/01/23	85	97,143

Ohio — 2.9%
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/23	40	45,978
City of Columbus OH GO
5.00%, 02/15/23	200	225,354
Series 1, 5.00%, 07/01/23	50	56,865
Series 5, 5.00%, 08/15/23	165	188,258
Series A, 4.00%, 07/01/23	25	27,376
Series A, 5.00%, 08/15/23	70	79,867
City of Columbus OH GOL, 5.00%, 08/15/23	45	51,343
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/23	130	148,199

358

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/23	$20	$22,909
Miami University/Oxford OH RB, 5.00%, 09/01/23	75	85,294
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/28 (PR 05/15/23)	515	581,456
Ohio Higher Educational Facility Commission RB, Series A, 5.00%, 12/01/23	90	102,822
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/23	130	145,799
Ohio University RB, Series A, 5.00%, 12/01/23	100	113,801
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/23	190	215,608
Series B, 5.00%, 12/01/23	105	120,563
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/23	50	57,411
Series 2015A, 5.00%, 12/01/23	120	137,786
State of Ohio GO
4.00%, 09/01/23	75	82,319
5.00%, 03/01/23	30	33,818
5.00%, 05/01/23	340	384,975
Series A, 5.00%, 09/15/23	140	159,947
Series B, 5.00%, 08/01/23	185	210,778
Series C, 5.00%, 11/01/23	75	85,933
Series S, 5.00%, 04/01/23	15	16,947
Series S, 5.00%, 05/01/23	85	96,281
Series T, 5.00%, 11/01/23	95	108,895
State of Ohio GOL, Series A, 5.00%, 09/01/23	115	131,253
State of Ohio RB
Series A, 5.00%, 02/01/23	100	112,170
Series C, 5.00%, 12/01/23	200	228,592

		4,058,597

Oklahoma — 1.3%
City of Oklahoma City OK GO, 5.00%, 03/01/23	215	242,275
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	300	339,498
Oklahoma Agricultural & Mechanical Colleges RB, Series C, 5.00%, 08/01/23	55	62,400
Oklahoma Capitol Improvement Authority RB
5.00%, 01/01/23	45	50,338
5.00%, 07/01/23	200	226,458
Series A, 5.00%, 07/01/23	115	130,213
Series B, 5.00%, 07/01/23	130	147,198
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/23	135	153,471
Oklahoma Turnpike Authority RB, 4.00%, 01/01/23	100	107,951
Oklahoma Water Resources Board RB
5.00%, 04/01/23	195	220,055
Series A, 5.00%, 04/01/23	55	62,067

		1,741,924

Oregon — 2.1%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/23	55	62,587
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/23	90	102,857
Series B, 5.00%, 10/01/23	45	51,385
City of Salem OR GO, 5.00%, 06/01/23	100	113,446
City of Salem OR Water & Sewer Revenue RB, 5.00%, 06/01/23	75	85,085
Oregon State Business Development Commission RB, 2.40%, 12/01/40 (Put 08/14/23)(b)(c)	350	354,361

Security	Par (000)	Value

Oregon (continued)
Oregon State Lottery RB
5.00%, 04/01/23	$140	$157,989
Series B, 5.00%, 04/01/23	85	95,922
Series C, 5.00%, 04/01/23	85	95,922
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/23	175	197,676
Salem-Keizer School District No. 24J GO, 0.00%, 06/15/23 (GTD)(a)	150	137,344
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/23	440	505,204
State of Oregon GO
5.00%, 05/01/23	495	560,696
Series A, 5.00%, 08/01/23	50	56,990
Series C, 5.00%, 06/01/23	75	85,142
Series F, 5.00%, 05/01/23	100	113,272
Series G, 5.00%, 11/01/23	45	51,582
Series O, 5.00%, 08/01/23	20	22,796
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 09/01/23	20	22,836

		2,873,092

Pennsylvania — 2.0%
Commonwealth of Pennsylvania GO
5.00%, 02/01/23	85	95,083
5.00%, 09/15/23	115	130,348
First Series, 5.00%, 01/01/23	300	334,506
First Series, 5.00%, 03/15/23	115	128,847
First Series, 5.00%, 04/01/23	100	112,166
First Series, 5.00%, 06/15/23	10	11,274
First Series, 5.00%, 08/15/23	210	237,642
First Series, 5.00%, 04/01/24 (PR 04/01/23)	350	395,423
Second Series, 5.00%, 10/15/23	445	506,054
Delaware County Authority RB
5.00%, 08/01/23	25	28,333
5.00%, 12/01/23	75	85,632
Pennsylvania Turnpike Commission RB
Series A, 5.00%, 12/01/23	310	352,420
Series A, 5.25%, 07/15/23 (AGM)	110	125,584
Series B, 5.00%, 12/01/23	35	39,435
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/23	120	135,107

		2,717,854

Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/23	330	370,870
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/23	165	188,348
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/23	215	245,300
State of Rhode Island COP, 5.00%, 10/01/23	145	163,981

		968,499

South Carolina — 0.1%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/23	60	68,518
State of South Carolina GO, 5.00%, 08/01/23 (SAW)	105	119,761

		188,279

Tennessee — 2.5%
City of Memphis TN GO, Series A, 5.00%, 11/01/23	100	114,466
County of Blount TN GO, Series B, 5.00%, 06/01/23	145	164,304
County of Hamilton TN GO, Series A, 5.00%, 05/01/23	35	39,654
County of Knox TN GO, 5.00%, 06/01/23	130	147,580

359

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Shelby TN GO, Series A, 5.00%, 03/01/23	$160	$180,648
County of Williamson TN GO, 5.00%, 04/01/23	70	79,171
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/23	75	84,942
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/23	270	306,577
Series A, 5.00%, 07/01/23	65	73,806
Series A, 5.00%, 01/01/29 (PR 01/01/23)	25	28,066
Series A, 5.00%, 01/01/33 (PR 01/01/23)	1,250	1,403,300
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/23	170	192,875
State of Tennessee GO
5.00%, 08/01/23	145	165,451
Series A, 5.00%, 08/01/23	55	62,757
Tennessee State School Bond Authority RB, 5.00%, 11/01/23	435	498,354

		3,541,951

Texas — 13.6%
Abilene Independent School District GO, 5.00%, 02/15/23 (PSF)	115	129,245
Allen Independent School District GO, 5.00%, 02/15/23 (PSF)	225	252,776
Alvin Independent School District/TX GO, Series C, 5.00%, 02/15/23 (PSF)	25	28,086
Arlington Independent School District/TX GO, Series B, 5.00%, 02/15/23 (PSF)	385	432,109
Austin Community College District GOL, 5.00%, 08/01/23	195	221,147
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/23	50	56,223
Austin Independent School District GO
Series B, 5.00%, 08/01/23	75	85,126
Series B, 5.00%, 08/01/23 (PSF)	50	56,727
Birdville Independent School District GO
5.00%, 02/15/23 (PSF)	45	50,667
Series B, 5.00%, 02/15/23 (PSF)	40	45,038
Bryan Independent School District GO, 4.00%, 02/15/23 (PSF)	230	249,246
Central Texas Regional Mobility Authority RB, Series A, 5.00%, 01/01/23	100	109,996
Central Texas Turnpike System RB
0.00%, 08/15/23 (AMBAC)(a)	250	225,900
5.00%, 08/15/23	25	27,735
City of Austin TX GOL, 5.00%, 09/01/23	85	96,747
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/23	135	152,598
5.00%, 11/15/23	135	154,367
Series A, 5.00%, 11/15/23	100	114,346
City of Austin/TX GOL, 5.00%, 09/01/23	100	113,820
City of Fort Worth TX Water & Sewer System Revenue RB,
Series A, 5.00%, 02/15/23	45	50,574
City of Garland TX GOL, 5.00%, 02/15/23	165	185,232
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/23	150	171,519
Series C, 5.00%, 05/15/23	205	231,724
Series D, 5.00%, 11/15/23	25	28,587
City of Houston TX GOL, Series A, 5.00%, 03/01/23	100	112,224
City of Lubbock TX GOL, 5.00%, 02/15/23	60	67,242
City of Plano TX GOL, 5.00%, 09/01/23	80	90,906
City of Round Rock TX GO, 5.00%, 08/15/23	55	62,381
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	190	213,550

Security	Par (000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/23	$280	$314,706
City of Waco TX GOL, 5.00%, 02/01/23	20	22,418
Conroe Independent School District GO, 5.00%, 02/15/23 (PSF)	225	252,871
County of Bexar TX GOL, 5.00%, 06/15/23	170	192,958
County of Harris TX RB, 5.00%, 08/15/23	220	249,881
Cuero Independent School District GO, 5.00%, 08/15/30 (PR 08/15/23)	540	615,865
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/23 (PSF)	195	219,317
Dallas Area Rapid Transit RB, 5.00%, 12/01/23	200	229,046
Dallas/Fort Worth International Airport RB, Series G, 5.00%, 11/01/23	160	181,917
Denton Independent School District GO, 5.00%, 08/15/23 (PSF)	100	113,606
Fort Bend Independent School District GO, Series A, 5.00%, 08/15/23 (PSF)	85	96,664
Frisco Independent School District GO, 5.00%, 08/15/23 (PSF)	20	22,703
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/23	160	181,731
Houston Community College System GOL, 5.00%, 02/15/23	250	280,797
Houston Independent School District GOL, 5.00%, 02/15/23 (PSF)	185	207,992
Humble Independent School District GO, 5.00%, 02/15/23 (PSF)	50	56,180
Katy Independent School District GO
5.00%, 02/15/23 (PSF)	75	84,259
Series A, 5.00%, 02/15/23 (PSF)	155	174,135
Keller Independent School District/TX GO, 5.00%, 02/15/23 (PSF)	50	56,160
Killeen Independent School District GO, 5.00%, 02/15/23	180	202,324
Laredo Independent School District GO, 5.00%, 08/01/23 (PSF)	25	28,375
Leander Independent School District GO
0.00%, 08/15/23 (PSF)(a)	90	82,094
5.00%, 08/15/23 (PSF)	20	22,712
Series B, 5.00%, 08/15/23	20	22,656
Series D, 0.00%, 08/15/23 (PSF)(a)	60	54,729
Lewisville Independent School District GO 5.00%, 08/15/23	225	255,404
5.00%, 08/15/23 (PSF)	320	364,207
Series A, 4.00%, 08/15/23 (PSF)	15	16,423
Lone Star College System GOL, Series B, 5.00%, 02/15/23	200	224,554
Lower Colorado River Authority RB
5.00%, 05/15/23	185	207,796
Series B, 5.00%, 05/15/23	355	399,162
Manor Independent School District GO, 5.00%, 08/01/23 (PSF)	100	113,317
Metropolitan Transit Authority of Harris County RB, 5.00%, 11/01/23	270	309,210
North East Independent School District/TX GO
5.00%, 08/01/23 (PSF)	195	221,237
5.25%, 02/01/23 (PSF)	145	164,037
North Texas Municipal Water District RB
5.00%, 06/01/23	100	113,001
6.25%, 06/01/23	75	88,903
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/23	260	296,054

360

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority RB
5.00%, 01/01/23	$310	$346,276
Series A, 5.00%, 01/01/23	320	357,447
Series B, 5.00%, 01/01/23	30	33,415
Northside Independent School District GO
3.00%, 08/15/23 (PSF)	115	120,595
5.00%, 06/15/23 (PSF)	25	28,266
Northwest Independent School District GO
5.00%, 02/15/23 (PSF)	120	134,864
Series A, 5.00%, 02/15/23 (PSF)	200	224,774
Pasadena Independent School District GO, 5.00%, 02/15/23 (PSF)	20	22,455
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/23	300	340,368
Series A, 5.25%, 07/01/23	140	160,251
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/23	25	28,341
Series B, 5.00%, 07/01/23	115	130,474
Plano Independent School District GO, 5.00%, 02/15/23 (PSF)	190	213,613
Prosper Independent School District GO, 5.00%, 02/15/23 (PSF)	175	196,604
Round Rock Independent School District GO, 5.00%, 08/01/23 (PSF)	35	39,731
San Angelo Independent School District GO, 5.00%, 02/15/23 (PSF)	190	213,091
San Antonio Water System RB
5.00%, 05/15/23	65	73,388
Series A, 5.00%, 05/15/23	45	50,807
Series B, 5.00%, 05/15/23	30	33,871
Spring Branch Independent School District GOL, 5.00%, 02/01/23 (PSF)	60	67,388
Spring Independent School District GO, 5.00%, 08/15/23 (PSF)	165	188,026
State of Texas GO
5.00%, 04/01/23	100	112,763
5.00%, 08/01/23	100	113,702
5.00%, 10/01/23	430	490,798
Series A, 5.00%, 10/01/23	215	245,399
Series B-1, 5.00%, 08/01/23	45	51,166
State of Texas GOL, 5.00%, 08/01/23	175	198,978
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 08/15/23	100	112,793
5.00%, 12/01/23	40	45,611
Tarrant Regional Water District RB
5.00%, 03/01/23	295	331,556
Series A, 5.00%, 03/01/23	95	106,772
Texas A&M University RB
Series B, 5.00%, 05/15/23	100	113,124
Series D, 5.00%, 05/15/23	35	39,593
Series E, 5.00%, 05/15/23	35	39,593
Texas State Technical College RB, 5.00%, 10/15/23	20	22,791
Texas State University System RB
5.00%, 03/15/23	615	691,528
Series A, 5.00%, 03/15/23	35	39,332
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/23	365	417,133
Series A, 5.00%, 04/01/23	135	152,404
Texas Water Development Board RB
5.00%, 04/15/23	350	395,374
5.00%, 10/15/23	200	228,698

Security	Par (000)	Value

Texas (continued)
Trinity River Authority LLC RB, 5.00%, 02/01/23	$135	$151,235
United Independent School District GO, 5.00%, 08/15/23 (PSF)	25	28,396
University of Houston RB, 4.00%, 02/15/23	50	54,103
University of North Texas System RB, Series A, 5.00%, 04/15/23	100	112,619
University of Texas System (The) RB
5.00%, 08/15/23	460	524,193
Series A, 5.00%, 08/15/23	120	136,746
Series C, 5.00%, 08/15/23	100	113,955
Series H, 5.00%, 08/15/23	25	28,489
Series I, 5.00%, 08/15/23	100	113,955
Series J, 5.00%, 08/15/23	100	113,955

		18,886,038

Utah — 1.8%
Alpine School District/UT GO, 5.00%, 03/15/23 (GTD)	270	304,916
Central Utah Water Conservancy District RB, Series A, 5.00%, 10/01/23	85	96,979
City of Salt Lake City UT Public Utilities Revenue RB, 5.00%, 02/01/23	100	112,540
Davis School District GO, 5.00%, 06/01/23 (GTD)	125	141,920
Intermountain Power Agency RB, 5.00%, 07/01/23	15	16,998
Jordan Valley Water Conservancy District RB, Series B, 5.00%, 10/01/23	75	85,715
University of Utah (The) RB
5.00%, 08/01/23	130	147,872
5.00%, 08/01/28 (PR 08/01/23)	565	643,727
Series A, 5.00%, 08/01/23 (SAP)	225	255,933
Series B, 5.00%, 08/01/23	175	199,059
Utah State Building Ownership Authority RB, 5.00%, 05/15/23	300	339,121
Utah Transit Authority RB, Series A, 5.00%, 06/15/23	50	56,756
Washington County School District Board of Education/St George GO, 5.00%, 03/01/23 (GTD)	110	124,149

		2,525,685

Vermont — 0.1%
State of Vermont GO, Series B, 5.00%, 08/15/23	100	114,143
University of Vermont & State Agricultural College RB, 5.00%, 10/01/23	25	28,380
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/23	25	28,723

		171,246

Virginia — 6.7%
City of Hampton VA GO, 5.00%, 09/01/23 (SAW)	10	11,409
City of Newport News VA GO, Series A, 5.00%, 08/01/23	60	68,305
City of Norfolk VA GO, 5.00%, 08/01/23 (SAW)	90	102,457
Commonwealth of Virginia GO
4.00%, 06/01/23	500	547,090
Series B, 5.00%, 06/01/23	100	113,836
County of Chesterfield VA Water & Sewer Revenue RB, 5.00%, 11/01/23	70	80,341
County of Fairfax VA GO
5.00%, 10/01/23 (SAW)	215	246,123
Series A, 5.00%, 10/01/23 (SAW)	700	801,332
Series B, 5.00%, 04/01/23 (SAW)	25	28,266
County of Loudoun VA GO
5.00%, 12/01/23 (SAW)	300	345,366
Series A, 5.00%, 12/01/23	75	86,341
Series A, 5.00%, 12/01/23 (SAW)	35	40,293
County of Prince William VA COP, 5.00%, 10/01/23	100	113,803
County of Prince William VA GO, 5.00%, 08/01/23 (SAW)	100	114,119

361

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Fairfax County Water Authority RB, 5.00%, 04/01/23	$255	$288,749
Hampton Roads Sanitation District RB, 5.00%, 07/01/23	500	568,875
Town of Leesburg VA GO, 5.00%, 01/15/23	125	140,785
Virginia College Building Authority RB
5.00%, 02/01/23	20	22,520
Series A, 5.00%, 02/01/23	155	174,532
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,000	1,125,190
Series E-1, 5.00%, 02/01/23	245	275,872
Series E-2, 5.00%, 02/01/23	500	563,005
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/23	495	561,275
5.00%, 09/15/23 (PR 03/15/23)	1,100	1,241,757
Series A, 5.00%, 05/15/23	130	147,406
Virginia Public Building Authority RB
5.00%, 08/01/23	215	244,958
Series A, 5.00%, 08/01/26 (PR 08/01/23)	150	170,970
Series B, 5.00%, 08/01/23	295	336,105
Virginia Public School Authority RB
5.00%, 07/15/23 (SAW)	25	28,462
5.00%, 08/01/23 (SAW)	200	227,682
Series A, 5.00%, 08/01/23 (SAW)	25	28,460
Series B, 5.00%, 08/01/23 (SAW)	50	56,921
Virginia Resources Authority RB
5.00%, 10/01/23	90	103,159
5.00%, 11/01/23	175	201,024
Series A, 4.00%, 11/01/23	75	82,681

		9,289,469

Washington — 6.0%
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/23	50	56,795
City of Seattle WA GO, 5.00%, 12/01/23	100	114,844
City of Seattle WA GOL, Series A, 5.00%, 04/01/23	75	84,794
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 04/01/23	145	163,688
City of Spokane WA Water & Wastewater Revenue RB, 5.00%, 12/01/23	195	223,460
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/23	30	33,546
Clark County School District No. 117 Camas GO, 5.00%, 12/01/23 (GTD)	100	114,694
County of King WA GOL
5.00%, 07/01/23	370	420,461
5.00%, 12/01/23	165	189,375
5.25%, 01/01/23	115	130,140
Series E, 5.00%, 12/01/23	110	126,250
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/23	260	295,222
County of Snohomish WA GOL, 5.00%, 12/01/23	25	28,611
Energy Northwest RB
5.00%, 07/01/23	180	204,385
Series A, 5.00%, 07/01/23	630	715,346
Grant County Public Utility District No. 2 RB
5.00%, 01/01/23	215	239,981
Series A, 5.00%, 01/01/23	35	39,067
King Country School District No. 415 Kent GO, 5.00%, 12/01/23 (GTD)	60	68,667
King County School District No. 216 Enumclaw GO, 5.00%, 12/01/23 (GTD)	50	57,347
King County School District No. 401 Highline GO, 5.00%, 12/01/23 (GTD)	25	28,674

Security	Par (000)	Value

Washington (continued)
King County School District No. 403 Renton GO, 5.00%, 12/01/23 (GTD)	$100	$114,694
King County School District No. 405 Bellevue GO, 5.00%, 12/01/23 (GTD)	355	407,444
King County School District No. 411 Issaquah GO, 5.00%, 12/01/23 (GTD)	70	80,251
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/23 (GTD)	175	200,714
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/23 (GTD)	30	33,994
Pierce County School District No. 416 White River GO, 5.00%, 12/01/23 (GTD)	20	22,939
Port of Seattle WA GOL, 5.00%, 06/01/23	55	62,371
Port of Seattle WA RB, Series B, 5.00%, 03/01/23	70	78,476
Port of Tacoma WA GOL, 5.00%, 12/01/23	100	114,445
Port of Tacoma WA RB, Series A, 4.00%, 12/01/23	125	137,011
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/01/23 (GTD)	25	28,674
Snohomish County School District No. 15 Edmonds GO, 4.00%, 12/01/23 (GTD)	20	22,019
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/23 (GTD)	45	51,612
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/23 (GTD)	140	160,572
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/23 (GTD)	245	281,000
Spokane & Whitman Counties School District No. 360 Cheney GO, 5.00%, 12/01/23 (GTD)	65	74,551
State of Washington COP
5.00%, 07/01/23	265	300,176
Series A, 5.00%, 07/01/23	240	271,858
State of Washington GO
5.00%, 07/01/23	250	283,867
5.00%, 08/01/23	110	125,173
Series A, 5.00%, 08/01/23	265	301,554
Series B, 5.00%, 07/01/23	95	107,870
Series C, 5.50%, 07/01/23	135	151,609
Series R, 4.00%, 07/01/23	50	54,663
Series R, 5.00%, 07/01/23	375	425,801
Series R-2015, 5.00%, 07/01/23	200	227,094
Series R-2017A, 5.00%, 08/01/23	85	96,725
State of Washington RB, 5.00%, 09/01/23	250	283,567
University of Washington RB
Series A, 4.00%, 12/01/23	20	22,019
Series C, 5.00%, 12/01/23	55	63,082
Washington State University RB
5.00%, 04/01/23	220	247,694
5.00%, 10/01/23	120	136,566
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/23 (GTD)	15	17,167

		8,322,599

West Virginia — 0.5%
State of West Virginia GO
5.00%, 12/01/23	75	85,967
Series A, 5.00%, 06/01/23	200	226,600
Series A, 5.00%, 11/01/23	30	34,256
West Virginia Parkways Authority RB, 5.00%, 06/01/23	195	220,761

362

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/23	$150	$169,437

		737,021

Wisconsin — 5.9%
City of Madison WI GO, 4.00%, 10/01/23	165	181,229
City of Madison WI Water Utility Revenue RB, 5.00%, 01/01/23	50	56,030
City of Milwaukee WI GO, 5.00%, 02/01/23	215	241,254
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/23	275	314,550
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, 5.00%, 06/01/23	115	130,243
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/23	350	396,953
State of Wisconsin GO
5.00%, 11/01/23	310	355,037
5.00%, 05/01/28 (PR 05/01/23)	1,000	1,130,090
5.00%, 05/01/29 (PR 05/01/23)	2,000	2,260,180
Series 1, 5.00%, 05/01/23	165	186,754
Series 1, 5.00%, 11/01/23	220	251,962
Series 2, 5.00%, 11/01/23	105	120,254
Series C, 5.00%, 05/01/23	40	45,274
Wisconsin Department of Transportation RB
5.00%, 07/01/23	75	85,364
5.00%, 07/01/30 (PR 07/01/23)	200	227,368
Series 1, 4.00%, 07/01/23	70	76,653
Series 1, 5.00%, 07/01/26 (PR 07/01/23)	645	731,791
Series 1, 5.00%, 07/01/27 (PR 07/01/23)	585	665,051
Series A, 5.00%, 07/01/23	335	381,294

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/23	$115	$130,032
5.00%, 11/15/23	40	45,483
WPPI Energy RB
5.00%, 07/01/23	55	62,126
Series A, 5.00%, 07/01/23	125	141,196

		8,216,168

Total Municipal Debt Obligations — 98.7% (Cost: $136,075,335)		137,217,623

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 1.24%(d)(e)	103	102,803

Total Short-Term Investments — 0.1% (Cost: $102,793)		102,803

Total Investments in Securities — 98.8% (Cost: $136,178,128)		137,320,426

Other Assets, Less Liabilities — 1.2%		1,699,218

Net Assets — 100.0%		$139,019,644

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	77	26	103	$102,803	$1,157	$16	$10

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$137,217,623	$—	$137,217,623
Money Market Funds	102,803	—	—	102,803

	$102,803	$137,217,623	$—	$137,320,426

363

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2023 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

364

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24(a)	$930	$942,127
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	1,215	1,199,630
WPP Finance 2010, 3.75%, 09/19/24(a)	1,043	994,084

		3,135,841

Aerospace & Defense — 1.5%
Boeing Co. (The), 2.85%, 10/30/24 (Call 07/30/24)	613	605,926
General Dynamics Corp., 2.38%, 11/15/24 (Call 09/15/24)	1,098	1,055,727
L3 Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	386	387,872
Raytheon Co., 3.15%, 12/15/24 (Call 09/15/24)	406	407,506
Rockwell Collins Inc., 3.20%, 03/15/24 (Call 01/15/24)	1,776	1,734,602
United Technologies Corp., 2.80%, 05/04/24 (Call 03/04/24)	1,628	1,580,251

		5,771,884

Agriculture — 1.7%
Altria Group Inc., 4.00%, 01/31/24	1,807	1,813,288
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)(a)	2,770	2,649,976
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	960	943,949
Philip Morris International Inc., 3.25%, 11/10/24	1,371	1,363,775

		6,770,988

Airlines — 0.2%
Continental Airlines Inc. Pass Through Trust
Series 2012-1, Class A, 4.15%, 10/11/25	365	367,012
Series 2012-2, Class A, 4.00%, 04/29/26	462	463,520

		830,532

Auto Manufacturers — 1.9%
American Honda Finance Corp.
2.90%, 02/16/24	1,364	1,344,699
3.55%, 01/12/24	135	136,936
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,250	1,119,100
3.81%, 01/09/24 (Call 11/09/23)	675	617,281
General Motors Financial Co. Inc.
3.95%, 04/13/24 (Call 02/13/24)	2,335	2,253,649
5.10%, 01/17/24 (Call 12/17/23)	760	771,947
Toyota Motor Credit Corp., 2.90%, 04/17/24	1,284	1,271,057

		7,514,669

Auto Parts & Equiptment — 0.6%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,382	1,380,176
Lear Corp., 5.38%, 03/15/24 (Call 03/15/19)(a)	125	128,387
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	937	946,773

		2,455,336

Banks — 18.6%
Bank of America Corp.
3.86%, 07/23/24 (Call 07/23/23)(b)(c)	1,000	1,016,850
4.00%, 04/01/24	2,290	2,362,318
4.13%, 01/22/24(a)	2,431	2,521,506
4.20%, 08/26/24	3,804	3,893,166
Bank of Montreal, Series E, 3.30%, 02/05/24	250	250,000
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	605	607,069
3.40%, 05/15/24 (Call 04/15/24)(a)	1,011	1,021,919
3.65%, 02/04/24 (Call 01/05/24)	1,083	1,105,256
BB&T Corp., 2.85%, 10/26/24 (Call 09/26/24)	2,071	2,035,317
BNP Paribas SA, 4.25%, 10/15/24	1,100	1,100,374
BPCE SA, 4.00%, 04/15/24(a)	1,250	1,274,650
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	350	354,819

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
3.75%, 06/16/24	$1,236	$1,255,269
4.00%, 08/05/24	810	819,396
Credit Suisse AG/New York NY, 3.63%, 09/09/24	3,820	3,830,008
Deutsche Bank AG/London, 3.70%, 05/30/24	1,875	1,747,819
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	175	160,958
Fifth Third BanCorp
3.65%, 01/25/24 (Call 12/25/23)	575	579,364
4.30%, 01/16/24 (Call 12/16/23)	1,050	1,075,200
Goldman Sachs Group Inc. (The)
3.85%, 07/08/24 (Call 04/08/24)	2,628	2,660,903
4.00%, 03/03/24	3,631	3,704,528
HSBC Holdings PLC, 4.25%, 03/14/24	1,900	1,929,393
HSBC USA Inc., 3.50%, 06/23/24	1,690	1,690,541
Intesa Sanpaolo SpA, 5.25%, 01/12/24	1,300	1,282,450
JPMorgan Chase & Co.
3.63%, 05/13/24	2,422	2,452,033
3.88%, 02/01/24	2,270	2,339,076
3.88%, 09/10/24	2,977	3,009,479
4.02%, 12/05/24 (Call 12/05/23)(b)(c)	1,000	1,024,370
Lloyds Banking Group PLC, 4.50%, 11/04/24	1,375	1,347,981
Morgan Stanley
3.70%, 10/23/24	4,200	4,232,466
Series F, 3.88%, 04/29/24(a)	3,632	3,698,538
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	325	325,130
PNC Bank N.A., 3.30%, 10/30/24 (Call 09/30/24)	350	350,028
PNC Financial Services Group Inc. (The)
3.50%, 01/23/24 (Call 12/23/23)	175	176,869
3.90%, 04/29/24 (Call 03/29/24)	1,167	1,182,988
Royal Bank of Scotland Group PLC
4.52%, 06/25/24 (Call 06/25/23)(b)(c)	565	565,678
5.13%, 05/28/24	2,335	2,347,049
Santander UK PLC, 4.00%, 03/13/24(a)	1,410	1,440,343
State Street Corp., 3.78%, 12/03/24 (Call 12/03/23)(b)(c)	20	20,505
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	250	249,147
3.95%, 01/10/24	750	769,065
U.S. BanCorp
3.60%, 09/11/24 (Call 08/11/24)(a)	1,611	1,637,066
3.70%, 01/30/24 (Call 12/29/23)(a)	765	788,095
Wells Fargo & Co.
3.30%, 09/09/24	3,375	3,360,420
3.75%, 01/24/24 (Call 12/24/23)	2,015	2,050,142
4.48%, 01/16/24	784	809,206

		72,454,747

Beverages — 1.6%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	2,398	2,422,675
Anheuser-Busch InBev Worldwide Inc., 3.50%, 01/12/24 (Call 12/12/23)	890	892,439
Constellation Brands Inc., 4.75%, 11/15/24	955	1,006,245
PepsiCo Inc., 3.60%, 03/01/24 (Call 12/01/23)	1,733	1,792,494

		6,113,853

Biotechnology — 1.5%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	1,905	1,936,490
Celgene Corp., 3.63%, 05/15/24 (Call 02/15/24)(a)	1,594	1,594,765
Gilead Sciences Inc., 3.70%, 04/01/24 (Call 01/01/24)	2,303	2,348,162

		5,879,417

365

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.3%
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(d)	$258	$254,465
Owens Corning, 4.20%, 12/01/24 (Call 09/01/24)	848	837,010

		1,091,475

Chemicals — 2.4%
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	318	320,827
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	70	71,093
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	813	824,813
Braskem Finance Ltd., 6.45%, 02/03/24	1,150	1,244,392
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)(a)	1,642	1,621,278
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	275	276,471
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	1,210	1,307,102
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	108	104,388
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)	784	776,623
SASOL Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	1,500	1,548,975
Sherwin-Williams Co. (The), 3.13%, 06/01/24 (Call 04/01/24)	1,270	1,233,932

		9,329,894

Commercial Services — 0.2%
Moody’s Corp., 4.88%, 02/15/24 (Call 11/15/23)	653	690,717

Computers — 3.4%
Apple Inc.
2.85%, 05/11/24 (Call 03/11/24)	2,175	2,166,474
3.00%, 02/09/24 (Call 12/09/23)	2,156	2,167,082
3.45%, 05/06/24	3,494	3,582,293
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	1,010	988,598
International Business Machines Corp., 3.63%, 02/12/24	2,737	2,771,568
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)(a)	825	788,717
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	874	835,867

		13,300,599

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.25%, 03/15/24	435	442,982
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	1,050	1,023,361
3.25%, 03/07/24 (Call 02/07/24)	549	551,619

		2,017,962

Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 01/16/24 (Call 12/16/23)	550	556,298
Air Lease Corp.
4.25%, 02/01/24	100	100,025
4.25%, 09/15/24 (Call 06/15/24)	944	940,186
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	905	874,402
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	2,284	2,223,771
3.63%, 12/05/24 (Call 11/04/24)	1,175	1,179,547
Ameriprise Financial Inc., 3.70%, 10/15/24	633	637,982
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	984	977,338
Capital One Financial Corp.
3.30%, 10/30/24 (Call 09/30/24)	1,403	1,365,217
3.75%, 04/24/24 (Call 03/24/24)(a)	1,585	1,590,389
3.90%, 01/29/24 (Call 12/29/23)	280	282,414
Charles Schwab Corp. (The), 3.55%, 02/01/24 (Call 01/01/24)	650	660,439
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	956	950,226
Invesco Finance PLC, 4.00%, 01/30/24	848	855,361
Mastercard Inc., 3.38%, 04/01/24	1,517	1,551,117

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	$1,251	$1,282,325
National Rural Utilities Cooperative Finance Corp., 2.95%, 02/07/24 (Call 12/07/23)	373	368,181
ORIX Corp.
3.25%, 12/04/24	530	516,506
4.05%, 01/16/24	1,000	1,016,730
Stifel Financial Corp., 4.25%, 07/18/24	627	636,806
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)(a)	1,884	1,830,852
TD Ameritrade Holding Corp., 3.75%, 04/01/24 (Call 03/01/24)	775	791,849

		21,187,961

Electric — 3.4%
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	1,453	1,413,929
CenterPoint Energy Inc., 3.85%, 02/01/24 (Call 01/01/24)	1,385	1,394,695
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	50	54,314
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	535	546,877
DTE Energy Co., Series C, 3.50%, 06/01/24 (Call 03/01/24)	656	650,332
Duke Energy Corp., 3.75%, 04/15/24 (Call 01/15/24)	1,926	1,961,727
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	175	177,956
Entergy Arkansas Inc., 3.70%, 06/01/24 (Call 03/01/24)	490	499,408
Entergy Louisiana LLC, 5.40%, 11/01/24	225	248,951
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	800	814,960
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	250	246,600
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	540	538,045
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	1,610	1,643,617
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	125	127,376
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	418	426,243
PPL Capital Funding Inc., 3.95%, 03/15/24 (Call 12/15/23)	855	861,054
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	1,147	1,121,009
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	285	289,557
Virginia Electric & Power Co., 3.45%, 02/15/24
(Call 11/15/23)	390	393,545

		13,410,195

Electronics — 0.8%
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	572	545,065
Amphenol Corp., 3.20%, 04/01/24 (Call 02/01/24)	135	131,732
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	1,068	1,003,589
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	485	497,658
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	711	717,235
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	113	111,670

		3,006,949

Engineering & Construction — 0.2%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	960	941,712

Environmental Control — 0.1%
Waste Management Inc., 3.50%, 05/15/24 (Call 02/15/24)	360	363,575

Food — 1.6%
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)(a)	1,075	1,083,557
General Mills Inc., 3.65%, 02/15/24 (Call 11/15/23)	925	933,177
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	1,245	1,264,658
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)(a)	1,330	1,297,043
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	1,740	1,757,400

		6,335,835

Forest Products & Paper — 0.8%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	225	227,590
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	415	429,384
Georgia-Pacific LLC, 8.00%, 01/15/24	863	1,042,659

366

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)(a)	$1,281	$1,299,254

		2,998,887

Gas — 0.2%
Dominion Energy Gas Holdings LLC, 3.60%, 12/15/24 (Call 09/15/24)(a)	438	437,023
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	471	463,243

		900,266

Health Care - Products — 1.9%
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	1,917	1,881,555
3.73%, 12/15/24 (Call 09/15/24)	1,861	1,858,190
Medtronic Inc., 3.63%, 03/15/24 (Call 12/15/23)(a)	1,109	1,138,133
Stryker Corp., 3.38%, 05/15/24 (Call 02/15/24)	980	981,372
Thermo Fisher Scientific Inc., 4.15%, 02/01/24 (Call 11/01/23)	1,407	1,451,166

		7,310,416

Health Care - Services — 2.1%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	1,119	1,108,828
Anthem Inc.
3.35%, 12/01/24 (Call 10/01/24)(a)	570	566,232
3.50%, 08/15/24 (Call 05/15/24)	1,533	1,531,574
HCA Inc., 5.00%, 03/15/24	1,500	1,560,435
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	1,350	1,352,173
Laboratory Corp. of America Holdings, 3.25%, 09/01/24 (Call 07/01/24)	893	860,870
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)(a)	350	359,552
UnitedHealth Group Inc., 3.50%, 02/15/24	860	874,758

		8,214,422

Home Furnishings — 0.1%
Whirlpool Corp., 4.00%, 03/01/24	400	396,956

Household Products & Wares — 0.1%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	254	256,540

Housewares — 0.2%
Newell Brands Inc., 4.00%, 12/01/24 (Call 09/01/24)	828	794,110

Insurance — 3.6%
Aflac Inc., 3.63%, 11/15/24	1,305	1,323,336
American International Group Inc., 4.13%, 02/15/24(a)	1,395	1,433,139
Aon PLC, 3.50%, 06/14/24 (Call 03/14/24)	1,323	1,308,010
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	1,041	1,083,171
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	722	723,430
Chubb INA Holdings Inc., 3.35%, 05/15/24	357	359,231
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	672	668,190
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,560	1,558,471
3.88%, 03/15/24 (Call 02/15/24)(a)	65	66,343
MetLife Inc., 3.60%, 04/10/24	1,794	1,834,437
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	270	281,956
Prudential Financial Inc., 3.50%, 05/15/24(a)	1,410	1,429,148
Unum Group, 4.00%, 03/15/24	680	675,825
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	100	95,318
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,205	1,192,082

		14,032,087

Internet — 2.9%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)(a)	2,275	2,289,196
Alphabet Inc., 3.38%, 02/25/24(a)	1,697	1,752,339

Security	Par (000)	Value

Internet (continued)
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	$2,456	$2,439,299
3.80%, 12/05/24 (Call 09/05/24)	1,883	1,966,436
Baidu Inc., 4.38%, 05/14/24 (Call 04/14/24)(a)	750	768,735
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)(a)	1,250	1,228,512
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	944	954,762

		11,399,279

Machinery — 1.5%
Caterpillar Financial Services Corp., 3.25%, 12/01/24	1,310	1,314,585
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	1,777	1,806,943
CNH Industrial Capital LLC, 4.20%, 01/15/24	335	334,400
John Deere Capital Corp.
2.65%, 06/24/24	740	720,989
3.35%, 06/12/24(a)	710	717,143
Wabtec Corp., 4.15%, 03/15/24 (Call 02/15/24)	965	938,385

		5,832,445

Manufacturing — 1.5%
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	300	290,904
General Electric Co.
3.38%, 03/11/24	1,109	1,075,486
3.45%, 05/15/24 (Call 02/13/24)	951	918,818
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	921	941,013
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	857	856,169
Parker-Hannifin Corp., 3.30%, 11/21/24 (Call 08/21/24)	1,089	1,084,307
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	600	613,488

		5,780,185

Media — 3.2%
21st Century Fox America Inc., 3.70%, 09/15/24 (Call 06/15/24)	750	768,615
CBS Corp., 3.70%, 08/15/24 (Call 05/15/24)	1,265	1,248,846
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 02/01/24 (Call 01/01/24)	1,075	1,094,619
Comcast Corp.
3.00%, 02/01/24 (Call 01/01/24)	1,819	1,801,574
3.60%, 03/01/24	1,543	1,572,518
3.70%, 04/15/24 (Call 03/15/24)	1,800	1,839,564
Discovery Communications LLC
3.80%, 03/13/24 (Call 01/13/24)	762	753,450
3.90%, 11/15/24 (Call 08/15/24)(a)(e)	343	339,916
Fox Corp., 4.03%, 01/25/24 (Call 12/25/23)(e)	425	433,390
Viacom Inc., 3.88%, 04/01/24 (Call 01/01/24)(a)	910	900,554
Warner Media LLC, 3.55%, 06/01/24 (Call 03/01/24)	1,562	1,556,064

		12,309,110

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(a)	100	98,666

Mining — 0.3%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	795	818,405
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	515	510,674

		1,329,079

Oil & Gas — 5.2%
BP Capital Markets America Inc.
3.22%, 04/14/24 (Call 02/14/24)	804	801,998
3.79%, 02/06/24 (Call 01/06/24)	50	51,441
BP Capital Markets PLC
3.54%, 11/04/24	2,144	2,193,462
3.81%, 02/10/24	1,474	1,510,717

367

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Canadian Natural Resources Ltd., 3.80%, 04/15/24 (Call 01/15/24)	$985	$990,605
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	1,386	1,379,624
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	1,325	1,345,087
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	1,314	1,298,022
Exxon Mobil Corp., 3.18%, 03/15/24 (Call 12/15/23)(a)	1,373	1,394,048
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	708	677,896
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)(a)	959	964,342
Kerr-McGee Corp., 6.95%, 07/01/24	1,511	1,707,143
Marathon Petroleum Corp., 3.63%, 09/15/24 (Call 06/15/24)	1,370	1,350,327
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	907	890,311
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	1,257	1,261,726
Total Capital International SA
3.70%, 01/15/24(a)	1,078	1,112,377
3.75%, 04/10/24	1,305	1,348,574

		20,277,700

Packaging & Containers — 0.5%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	648	642,064
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)(e)	1,365	1,294,662

		1,936,726

Pharmaceuticals — 3.5%
Allergan Funding SCS, 3.85%, 06/15/24 (Call 03/15/24)	1,540	1,544,943
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	1,020	1,000,059
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,422	1,356,446
3.50%, 11/15/24 (Call 08/15/24)(a)	458	448,987
CVS Health Corp., 3.38%, 08/12/24 (Call 05/12/24)	1,051	1,033,711
Express Scripts Holding Co., 3.50%, 06/15/24 (Call 03/15/24)	1,499	1,489,376
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)(a)	1,481	1,484,969
Novartis Capital Corp., 3.40%, 05/06/24(a)	2,667	2,724,260
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	650	602,687
Pfizer Inc., 3.40%, 05/15/24	1,556	1,583,915
Wyeth LLC, 6.45%, 02/01/24(a)	417	482,519

		13,751,872

Pipelines — 4.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
6.38%, 05/01/24 (Call 05/01/19)	100	104,441
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	1,020	1,033,148
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	208	206,145
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	930	904,295
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)(a)	1,035	1,022,921
Energy Transfer Operating LP
4.50%, 04/15/24 (Call 03/15/24)	255	260,360
4.90%, 02/01/24 (Call 11/01/23)	883	915,583
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	1,401	1,431,051
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	433	419,252
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	934	950,280
4.25%, 09/01/24 (Call 06/01/24)	1,093	1,120,992
4.30%, 05/01/24 (Call 02/01/24)	771	790,437
MPLX LP, 4.88%, 12/01/24 (Call 09/01/24)	1,935	2,017,837
Plains All American Pipeline LP/PAA Finance Corp., 3.60%, 11/01/24 (Call 08/01/24)	822	793,970

Security	Par (000)	Value

Pipelines (continued)
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24 (Call 02/15/24)	$1,860	$2,002,439
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,232	1,292,910
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24 (Call 01/01/24)	828	834,392
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)(a)	2,260	2,312,454
4.55%, 06/24/24 (Call 03/24/24)	250	258,235

		18,671,142

Real Estate Investment Trusts — 5.3%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)	225	227,826
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	185	186,669
American Tower Corp., 5.00%, 02/15/24	1,952	2,060,043
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	424	425,052
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	1,236	1,238,868
Brixmor Operating Partnership LP, 3.65%, 06/15/24 (Call 04/15/24)	200	194,888
Crown Castle International Corp., 3.20%, 09/01/24 (Call 07/01/24)	901	868,969
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	240	240,444
Essex Portfolio LP, 3.88%, 05/01/24 (Call 02/01/24)	458	460,936
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)	100	101,914
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	1,541	1,530,752
4.20%, 03/01/24 (Call 12/01/23)	335	338,588
Hospitality Properties Trust, 4.65%, 03/15/24 (Call 09/15/23)	685	679,034
Host Hotels & Resorts LP, 3.88%, 04/01/24 (Call 02/01/24)	580	567,582
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	518	502,729
Kimco Realty Corp., 2.70%, 03/01/24 (Call 01/01/24)(a)	695	659,673
Liberty Property LP, 4.40%, 02/15/24 (Call 11/15/23)(a)	265	273,491
Mid-America Apartments LP, 3.75%, 06/15/24 (Call 03/15/24)	390	388,744
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	725	728,415
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	813	770,456
Omega Healthcare Investors Inc., 4.95%, 04/01/24 (Call 01/01/24)	735	751,361
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	158	160,261
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	433	437,308
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)(a)	1,487	1,486,941
3.75%, 02/01/24 (Call 11/01/23)(a)	1,064	1,079,651
UDR Inc., 3.75%, 07/01/24 (Call 04/01/24)	575	573,476
Ventas Realty LP, 3.75%, 05/01/24 (Call 02/01/24)	370	367,440
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	905	916,285
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(a)	1,015	922,158
Welltower Inc., 4.50%, 01/15/24 (Call 10/15/23)	540	555,979
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	783	800,664

		20,496,597

Retail — 3.5%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	350	325,483
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	1,312	1,293,225

368

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The), 3.75%, 02/15/24 (Call 11/15/23)(a)	$1,552	$1,612,264
Lowe’s Companies Inc., 3.13%, 09/15/24 (Call 06/15/24)	603	589,270
Macy’s Retail Holdings Inc., 3.63%, 06/01/24 (Call 03/01/24)	1,050	967,722
McDonald’s Corp., 3.25%, 06/10/24	476	477,661
QVC Inc., 4.85%, 04/01/24	1,006	1,007,740
Target Corp., 3.50%, 07/01/24	1,419	1,461,187
Walgreens Boots Alliance Inc., 3.80%, 11/18/24
(Call 08/18/24)	2,973	2,976,152
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	841	827,914
3.30%, 04/22/24 (Call 01/22/24)	1,940	1,981,283

		13,519,901

Semiconductors — 3.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	3,080	2,993,852
Intel Corp., 2.88%, 05/11/24 (Call 03/11/24)	2,944	2,918,741
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)(a)	2,222	2,308,347
NXP BV/NXP Funding LLC, 4.88%, 03/01/24
(Call 02/01/24)(e)	475	490,708
QUALCOMM Inc., 2.90%, 05/20/24 (Call 03/20/24)	2,590	2,508,648
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	951	934,576

		12,154,872

Software — 2.0%
Fidelity National Information Services Inc., 3.88%, 06/05/24 (Call 03/05/24)	409	409,299
Microsoft Corp., 2.88%, 02/06/24 (Call 12/06/23)(a)	2,726	2,741,865
Oracle Corp.
2.95%, 11/15/24 (Call 09/15/24)(a)	1,858	1,841,668
3.40%, 07/08/24 (Call 04/08/24)(a)	2,768	2,808,496

		7,801,328

Telecommunications — 3.6%
AT&T Inc.
3.80%, 03/01/24 (Call 01/01/24)	1,235	1,251,401
3.90%, 03/11/24 (Call 12/11/23)(a)	1,196	1,215,662
4.45%, 04/01/24 (Call 01/01/24)	1,654	1,717,911
Cisco Systems Inc., 3.63%, 03/04/24(a)	1,337	1,389,116
Juniper Networks Inc., 4.50%, 03/15/24	1,213	1,225,700
Motorola Solutions Inc., 4.00%, 09/01/24(a)	634	625,707
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	3,243	3,269,787
4.15%, 03/15/24 (Call 12/15/23)(a)	1,016	1,056,965
Vodafone Group PLC, 3.75%, 01/16/24	2,170	2,168,134

		13,920,383

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.40%, 09/01/24 (Call 06/01/24)	1,158	1,176,192
3.75%, 04/01/24 (Call 01/01/24)	679	700,837
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	360	355,025

Security	Par/ Shares (000)	Value

Transportation (continued)
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	$956	$962,310
FedEx Corp., 4.00%, 01/15/24(a)	1,211	1,249,401
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)(a)	500	512,235
Union Pacific Corp.
3.65%, 02/15/24 (Call 11/15/23)	405	411,832
3.75%, 03/15/24 (Call 12/15/23)	418	426,218
United Parcel Service Inc., 2.80%, 11/15/24 (Call 09/15/24)	250	247,022

		6,041,072

Trucking & Leasing — 0.1%
GATX Corp., 4.35%, 02/15/24 (Call 01/15/24)	320	322,122

Water — 0.2%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	921	943,178

Total Corporate Bonds & Notes — 98.5% (Cost: $384,413,172)		384,093,482

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(f)(g)(h)	25,337	25,344,285
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(f)(g)	1,842	1,842,433

		27,186,718

Total Short-Term Investments — 7.0% (Cost: $27,180,663)		27,186,718

Total Investments in Securities — 105.5% (Cost: $411,593,835)		411,280,200

Other Assets, Less Liabilities — (5.5)%		(21,267,965)

Net Assets — 100.0%		$390,012,235

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

369

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,091	5,246	(a)	—	25,337	$25,344,285	$23,651	(b)	$485	$3,713
BlackRock Cash Funds: Treasury, SL Agency Shares	519	1,323	(a)	—	1,842	1,842,433	13,339		—	—
PNC Bank N.A., 3.30%, 10/30/24(c)	250	100		—	350	N/A	2,620		—	9,871
PNC Financial Services Group Inc. (The), 3.90%, 04/29/24(c)	1,017	150		—	1,167	N/A	9,342		—	26,030

						$27,186,718	$48,952		$485	$39,614

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$384,093,482	$—	$384,093,482
Money Market Funds	27,186,718	—	—	27,186,718

	$27,186,718	$384,093,482	$—	$411,280,200

370

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$70	$81,790
Series B, 5.00%, 09/01/24	100	116,843
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	28,749
Series A, 5.00%, 05/01/24	50	57,782
Auburn University RB, Series B, 5.00%, 06/01/24	35	40,634
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,443
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	20	23,077
State of Alabama GO
Series A, 5.00%, 11/01/24	50	58,593
Series C, 5.00%, 08/01/24	50	58,258
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	40	46,322

		529,491

Alaska — 0.3%
Borough of North Slope AK GO, Series B, 5.00%, 10/30/24	20	23,152
State of Alaska GO, Series B, 5.00%, 08/01/24	70	81,266

		104,418

Arizona — 3.0%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	25	28,764
Arizona State University RB
Series B, 5.00%, 07/01/24	20	23,228
Series C, 5.00%, 07/01/24	10	11,614
Arizona Transportation Board RB, 5.00%, 07/01/24	225	261,943
City of Phoenix AZ GO, 5.00%, 07/01/24	125	145,454
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	170	197,627
Series A, 5.00%, 07/01/24	115	133,560
Series B, 5.00%, 07/01/24	55	63,991
City of Tucson AZ COP, 5.00%, 07/01/24	25	28,688
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	30	34,808
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	70	81,063
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	22,138
Regional Public Transportation Authority RB, 5.25%, 07/01/24	50	58,570
State of Arizona COP, 5.00%, 09/01/24	70	81,025
University of Arizona RB, 5.00%, 06/01/24	50	58,006

		1,230,479

California — 11.0%
Allan Hancock Joint Community College District/CA GO, 5.00%, 08/01/24	95	111,777
Beverly Hills Unified School District CA GO, 0.00%, 08/01/24(a)	30	26,880
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	20	23,715
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/24	120	142,200
California State Public Works Board RB
Series A, 5.00%, 09/01/24	25	29,095
Series B, 5.00%, 10/01/24	65	75,798
Series D, 5.00%, 09/01/24	85	98,924
Series F, 5.00%, 05/01/24	20	23,111
Series G, 5.00%, 05/01/24	120	138,667
Series H, 5.00%, 12/01/24	15	17,543
California State University RB, Series A, 5.00%, 11/01/24	125	148,525
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	111,055

Security	Par (000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/24	$175	$207,935
Series D, 5.00%, 11/01/24	15	17,823
Coast Community College District GO, Series D, 5.00%, 08/01/24	35	41,333
County of Sacramento CA Airport System Revenue RB, Series D, 5.00%, 07/01/24	50	58,014
Evergreen School District GO, 0.00%, 08/01/24(a)	100	88,844
Grossmont Union High School District GO
0.00%, 08/01/24 (NPFGC)(a)	290	259,130
5.00%, 08/01/24	25	29,509
Long Beach Community College District GO, Series F, 5.00%, 06/01/24	10	11,762
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/24	80	94,082
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	75	88,533
Los Angeles Department of Water & Power Power System RB, Series A, 5.00%, 07/01/24	35	41,261
Los Angeles Department of Water & Power System Revenue RB, Series B, 5.00%, 07/01/24	20	23,577
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	180	210,364
Series B, 5.00%, 07/01/24	45	52,591
Series C, 5.00%, 07/01/24	135	157,773
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	20	17,846
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	35,273
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	22,247
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,645
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	44,508
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	17,774
San Diego Community College District GO, 5.00%, 08/01/24	40	47,307
San Diego Unified School District/CA GO, Series R-4, 5.00%, 07/01/24	135	159,071
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	25	29,243
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	35,471
State of California Department of Water Resources RB
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	10	11,745
Series AS, 5.00%, 12/01/24	20	23,829
Series AW, 5.00%, 12/01/24	95	113,186
State of California GO
5.00%, 03/01/24	250	288,238
5.00%, 08/01/24	110	128,015
5.00%, 09/01/24	120	139,865
5.00%, 10/01/24	250	291,970
5.00%, 11/01/24	205	239,772
Series B, 5.00%, 09/01/24	270	314,696
University of California RB
Series AO, 5.00%, 05/15/24	20	23,507
Series AV, 5.00%, 05/15/24	40	47,014
Series AY, 5.00%, 05/15/24	80	94,029
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24(a)	65	58,032

		4,530,104

371

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 0.8%
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/24	$80	$93,609
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	45	52,285
Denver City & County School District No. 1 GO
5.00%, 12/01/24	30	35,126
Series A, 5.50%, 12/01/24	55	65,909
Series B, 5.00%, 12/01/24	25	29,272
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	21,671
University of Colorado RB, Series B-1, 5.00%, 06/01/24	35	40,681

		338,553

Connecticut — 1.4%
State of Connecticut GO
Series A, 5.00%, 03/15/24	30	33,655
Series B, 5.00%, 05/15/24	25	28,126
Series D, 5.00%, 04/15/24	55	61,803
Series D, 5.00%, 06/15/24	45	50,710
Series D, 5.00%, 08/15/24	110	124,303
Series E, 5.00%, 09/15/24	15	16,969
Series E, 5.00%, 10/15/24	25	28,327
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/24	85	96,636
Series A, 5.00%, 09/01/24	100	113,826

		554,355

Delaware — 0.7%
County of New Castle DE GO, 5.00%, 10/01/24	40	46,770
Delaware Transportation Authority RB
4.00%, 07/01/24	65	71,843
5.00%, 07/01/24	25	28,979
State of Delaware GO
5.00%, 03/01/24	50	57,857
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	98,718

		304,167

District of Columbia — 0.8%
District of Columbia GO
Series A, 4.00%, 06/01/24	25	27,700
Series A, 5.00%, 06/01/24	45	52,255
Series D, 5.00%, 06/01/24	75	87,092
Series E, 5.00%, 06/01/24	15	17,418
District of Columbia RB, Series A, 5.00%, 12/01/24	100	117,316
Metropolitan Washington Airports Authority RB, Series B, 5.00%, 10/01/24	15	17,457

		319,238

Florida — 5.4%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	34,758
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	28,719
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	25	29,270
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	58,185
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	70	81,140
County of Miami-Dade FL GO, Series A, 5.00%, 07/01/24	125	145,384
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	120	139,514
Series B, 5.00%, 10/01/24	50	58,131
County of Sarasota FL RB, 5.00%, 10/01/24	20	23,311

Security	Par (000)	Value

Florida (continued)
Florida Department of Environmental Protection RB
5.00%, 07/01/24	$25	$29,063
Series A, 5.00%, 07/01/24	110	127,876
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	23,229
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	116,195
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	125	145,266
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	45	52,037
Lee County School Board (The) COP, 5.00%, 08/01/24	35	40,376
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	85	97,914
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	70	81,343
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	17,346
Series D, 5.00%, 08/01/24	50	57,849
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	80	92,514
Pasco County School Board COP, Series A, 5.00%, 08/01/24	25	28,644
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/24	30	34,072
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	70	80,526
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	70	80,790
Series B, 5.00%, 07/01/24	20	23,083
State of Florida GO
Series A, 5.00%, 01/01/24	55	63,232
Series A, 5.00%, 07/01/24	55	64,061
Series B, 5.00%, 06/01/24	50	58,061
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/24	240	278,465
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	23,005
Volusia County School Board RB, 5.00%, 10/01/24	20	23,090

		2,236,449

Georgia — 0.9%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/24	10	11,684
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	25	29,437
State of Georgia GO
Series A-1, 5.00%, 02/01/24	70	80,793
Series C, 5.00%, 07/01/24	65	75,745
Series C-1, 5.00%, 07/01/24	110	128,184
Series E, 5.00%, 12/01/24	20	23,512

		349,355

Hawaii — 1.9%
City & County Honolulu HI Wastewater System RB, Series A, 5.00%, 07/01/24	10	11,586
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	120	139,167
Series B, 5.00%, 07/01/24	25	28,993
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/24	50	58,423
Series B, 5.00%, 10/01/24	20	23,369
Series C, 5.00%, 10/01/24	70	81,793
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	15	17,456
Series B, 4.00%, 09/01/24	20	22,199
County of Maui HI GO, 5.00%, 09/01/24	35	40,792

372

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii GO
5.00%, 10/01/24	$35	$40,896
Series EO, 5.00%, 08/01/24	10	11,643
Series ET, 5.00%, 10/01/24	35	40,896
Series EZ, 5.00%, 10/01/24	100	116,846
Series FE, 5.00%, 10/01/24	55	64,265
Series FH, 5.00%, 10/01/24	85	99,319

		797,643

Idaho — 0.3%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	70	80,465
Series A, 5.00%, 07/15/24	25	28,737

		109,202

Illinois — 2.3%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/24	20	22,741
Series D, 5.00%, 01/01/24	105	119,391
Illinois Finance Authority RB, 5.00%, 07/01/24	50	57,930
State of Illinois GO
5.00%, 02/01/24	60	63,948
5.00%, 04/01/24	35	37,388
5.00%, 05/01/24	15	16,039
Series A, 4.00%, 05/01/24	100	102,035
Series A, 5.00%, 10/01/24	40	42,969
Series A, 5.00%, 12/01/24	50	53,809
Series D, 5.00%, 11/01/24	285	306,432
State of Illinois RB
Series C, 4.00%, 06/15/24	25	25,791
Series D, 5.00%, 06/15/24	75	81,333

		929,806

Indiana — 1.4%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	80	92,211
Series A, 5.00%, 10/01/24	120	139,166
Series C, 5.00%, 12/01/24	55	64,590
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	35	40,008
Indiana University RB, Series X, 5.00%, 08/01/24	95	110,636
Purdue University COP, Series A, 5.00%, 07/01/24	85	98,861
Purdue University RB, Series A, 5.00%, 07/01/24	25	29,077

		574,549

Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	35	40,831
State of Iowa RB, Series A, 5.00%, 06/01/24	80	92,439

		133,270

Kansas — 0.7%
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	25	29,212
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	40,276
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	55	61,209
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	145	169,254

		299,951

Security	Par (000)	Value

Louisiana — 0.5%
State of Louisiana GO
5.00%, 05/01/24	$105	$121,107
Series A, 5.00%, 09/01/24	60	69,691
Series B, 5.00%, 05/01/24	25	28,835

		219,633

Maine — 0.7%
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/24	85	99,255
Series B, 5.00%, 11/01/24	20	23,354
Series C, 5.00%, 11/01/24	50	58,385
Series D, 5.00%, 11/01/24	25	29,193
Maine Turnpike Authority RB, 5.00%, 07/01/24	55	63,785

		273,972

Maryland — 3.6%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	25	28,854
County of Anne Arundel MD GOL, 5.00%, 10/01/24	60	70,177
County of Baltimore MD GO
5.00%, 03/01/24	100	115,505
5.00%, 08/01/24	90	104,944
County of Carroll MD GO, 5.00%, 11/01/24	100	117,200
County of Howard MD GO
Series A, 5.00%, 02/15/24	100	115,376
Series C, 5.00%, 02/15/24	55	63,457
County of Montgomery MD GO, Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	11,720
County of Prince George’s MD GOL, Series A, 4.00%, 09/01/24	175	195,027
State of Maryland Department of Transportation RB
5.00%, 09/01/24	30	35,053
5.00%, 11/01/24	135	158,301
State of Maryland GO
Series A, 5.00%, 03/15/24	20	23,124
Series A, 5.00%, 08/01/24	60	69,962
Series B, 5.00%, 08/01/24	175	204,057
Series C, 5.00%, 08/01/24	120	139,925
Washington Suburban Sanitary Commission GO, 4.00%, 06/01/24	30	33,281

		1,485,963

Massachusetts — 2.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	70	81,297
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/24	10	11,625
Series B, 5.25%, 09/01/24	200	235,976
Series C, 5.00%, 07/01/24	60	69,751
Series E, 5.00%, 11/01/24	200	234,162
Series H, 5.00%, 12/01/24	150	175,884
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	10	11,629
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	80	93,179
Series C, 5.50%, 07/01/24	110	130,945
Massachusetts Clean Water Trust (The) RB, Series 2017, 5.00%, 08/01/24	20	23,326
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	65	75,791

		1,143,565

Michigan — 1.0%
Michigan State Building Authority RB, Series I, 5.00%, 04/15/24	65	74,995

373

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	$15	$17,229
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	60	70,117
State of Michigan GO, Series A, 5.00%, 12/01/24	55	64,432
State of Michigan RB, 5.00%, 03/15/24	70	80,378
University of Michigan RB, Series A, 5.00%, 04/01/24	50	57,954
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	57,940

		423,045

Minnesota — 1.5%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	50	58,749
Metropolitan Council GO, Series C, 5.00%, 03/01/24	70	80,752
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	25	28,603
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	15	17,396
Rosemount-Apple Valley-Eagan Independent School District No 196 GO, Series A, 5.00%, 02/01/24	115	132,244
State of Minnesota GO
Series A, 5.00%, 08/01/24	80	93,420
Series B, 5.00%, 08/01/24	90	105,097
Series B, 5.00%, 10/01/24	100	117,198

		633,459

Mississippi — 0.2%
State of Mississippi GO
Series C, 4.00%, 10/01/24	25	27,723
Series C, 5.00%, 10/01/24	35	40,760

		68,483

Missouri — 0.9%
Missouri Highway & Transportation Commission RB, Series B, 5.00%, 05/01/24	75	86,911
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/24	165	182,203
University of Missouri RB, Series A, 5.00%, 11/01/24	75	87,900

		357,014

Nebraska — 1.0%
City of Omaha NE GO
Series B, 5.00%, 04/15/24	175	202,473
Series B, 5.00%, 11/15/24	25	29,283
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	45	51,416
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	45	51,475
Omaha Public Power District RB, Series A, 5.00%, 02/01/24	80	92,046

		426,693

Nevada — 2.2%
Clark County School District GOL
Series B, 5.00%, 06/15/24	25	28,550
Series C, 5.00%, 06/15/24	70	79,940
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	50	58,070
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/24	80	92,066
County of Clark NV GOL
5.00%, 06/01/24	25	28,928
5.00%, 11/01/24	50	58,326
Series A, 5.00%, 11/01/24	45	52,493
Series B, 5.00%, 11/01/24	80	93,322

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB
5.00%, 07/01/24	$115	$132,950
Series A, 5.00%, 07/01/24	45	51,962
Las Vegas Valley Water District GOL, Series A, 5.00%, 02/01/24	10	11,494
State of Nevada GOL
Series B, 5.00%, 11/01/24	65	75,871
Series D, 5.00%, 04/01/24	25	28,830
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/24	25	29,269
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	80	91,610

		913,681

New Hampshire — 0.7%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	57,708
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	58,272
Series E, 5.00%, 08/15/24	15	17,362
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	134,720

		268,062

New Jersey — 2.1%
Monmouth County Improvement Authority RB, 5.00%, 12/01/24	65	76,342
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	25	26,433
Series N-1, 5.50%, 09/01/24 (AMBAC)	50	57,535
Series UU, 5.00%, 06/15/24	50	55,468
Series XX, 4.00%, 06/15/24 (SAP)	100	105,731
Series XX, 5.00%, 06/15/24	25	27,734
New Jersey Educational Facilities Authority RB, Series A, 5.00%, 09/01/24	35	38,929
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	50	55,547
Series AA, 5.00%, 06/15/24	180	199,969
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	115	131,051
State of New Jersey GO, 5.00%, 06/01/24	65	74,046

		848,785

New Mexico — 0.5%
New Mexico Finance Authority RB, Series D, 5.00%, 06/15/24	45	52,188
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	85	98,434
Series B, 4.00%, 07/01/24	50	55,237

		205,859

New York — 8.5%
City of New York NY GO
Series 1, 5.00%, 08/01/24	20	23,287
Series A, 5.00%, 08/01/24	135	157,186
Series A-1, 5.00%, 08/01/24	50	58,217
Series B-1, 5.00%, 12/01/24	15	17,579
Series C, 5.00%, 08/01/24	225	261,977
Series E, 5.00%, 08/01/24	130	151,364
Series I, 5.00%, 03/01/24	30	34,604
County of Onondaga NY GOL, 5.00%, 05/01/24	25	29,120
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	20	21,830
Series A2, 5.00%, 11/15/24	90	103,237
Series B, 5.00%, 11/15/24	65	74,560
Series B-2, 5.00%, 11/15/24	20	23,510

374

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series C-1, 5.00%, 11/15/24	$120	$137,650
Series F, 5.00%, 11/15/24	55	63,089
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/24	35	40,727
Series S-1, 5.00%, 07/15/24 (SAW)	45	52,363
Series S-2, 5.00%, 07/15/24	40	46,545
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series C, 5.00%, 11/01/24	325	380,900
Series-A-1, 5.00%, 08/01/24	35	40,812
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	20	22,130
Series A, 5.00%, 02/15/24	55	63,342
Series A, 5.00%, 03/15/24	475	549,186
Series A, 5.00%, 07/01/24	30	34,775
Series B, 5.00%, 10/01/24	15	17,495
Series B, 5.50%, 03/15/24 (AMBAC)	205	241,236
Series E, 5.00%, 02/15/24	75	86,376
Series E, 5.00%, 03/15/24	35	40,392
Series F, 5.00%, 10/01/24 (SAW)	20	23,221
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	90	104,962
Series A, 4.00%, 06/15/24	10	11,120
New York State Thruway Authority RB, Series J, 5.00%, 01/01/24	25	28,780
New York State Urban Development Corp. RB, Series A, 5.00%, 03/15/24	285	328,907
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	20	23,462
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	25	29,431
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	35	41,206
Series C-1, 5.00%, 11/15/24	90	105,958

		3,470,536

North Carolina — 1.2%
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	11,621
County of Durham NC GO, 5.00%, 10/01/24	25	29,275
County of Forsyth NC GO, 5.00%, 12/01/24	25	29,362
County of Mecklenburg NC GO, Series B, 5.00%, 12/01/24	20	23,502
County of Orange NC GO, 4.00%, 04/01/24	200	221,650
County of Wake NC RB, Series A, 5.00%, 12/01/24	40	46,859
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	25	29,202
State of North Carolina GO, Series A, 5.00%, 06/01/24	10	11,640
State of North Carolina RB, 5.00%, 03/01/24	55	62,989
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	20	23,064

		489,164

Ohio — 2.9%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	150	173,541
Series A, 4.00%, 08/15/24	75	83,523
Series A, 5.00%, 07/01/24	20	23,261
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,703
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	50	58,484
Ohio Water Development Authority RB, 5.00%, 12/01/24	80	93,853

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series 2015-A, 5.00%, 06/01/24	$45	$52,255
State of Ohio GO
Series B, 5.00%, 08/01/24	70	81,623
Series A, 5.00%, 08/01/24	90	104,943
Series A, 5.00%, 09/01/24	35	40,875
Series A, 5.00%, 09/15/24	55	64,293
Series B, 5.00%, 09/15/24	75	87,672
State of Ohio RB
Series A, 5.00%, 04/01/24	170	195,385
Series A, 5.00%, 10/01/24	25	29,012
Series A, 5.00%, 12/01/24	15	17,455
Series B, 5.00%, 10/01/24	35	40,719
Series C, 5.00%, 12/01/24	25	29,092

		1,187,689

Oklahoma — 1.0%
City of Oklahoma City OK GO, 5.00%, 03/01/24	10	11,545
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	90	98,856
Series A, 5.00%, 06/01/24	40	46,207
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	90	104,174
Series B, 5.00%, 01/01/24	15	17,169
Series B, 5.00%, 07/01/24	25	28,937
Series C, 5.00%, 07/01/24	30	34,725
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	40	45,946
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	34,676

		422,235

Oregon — 0.7%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 10/01/24	25	29,202
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/24	50	58,062
Oregon State Lottery RB, Series C, 5.00%, 04/01/24	55	63,573
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	30	35,130
State of Oregon GO
Series B, 5.00%, 08/01/24	15	17,482
Series H, 5.00%, 05/01/24	25	28,970
Series I, 5.00%, 08/01/24	15	17,482
Series O, 5.00%, 08/01/24	25	29,137

		279,038

Pennsylvania — 2.5%
Commonwealth of Pennsylvania GO
First Series, 5.00%, 03/01/24	15	17,122
First Series, 5.00%, 03/15/24	65	74,263
First Series, 5.00%, 06/15/24	95	109,112
First Series, 5.00%, 07/01/24	180	206,851
First Series, 5.00%, 09/15/24	105	121,164
Second Series, 5.00%, 01/15/24	65	73,976
County of Chester PA GO, 5.00%, 07/15/24	20	23,258
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	23,135
Delaware County Authority RB, 5.00%, 08/01/24	45	52,140
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/24	90	103,575
Pennsylvania Turnpike Commission RB 5.00%, 06/01/24	105	119,105

375

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Series A, 5.00%, 12/01/24	$45	$51,691
Series A-1, 5.00%, 12/01/24	40	46,280
Series B, 5.00%, 12/01/24	20	23,140

		1,044,812

Rhode Island — 1.3%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	105	115,124
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	65	75,735
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	115	131,996
State of Rhode Island GO
Series A, 5.00%, 05/01/24	100	115,340
Series D, 5.00%, 08/01/24	85	98,583

		536,778

South Carolina — 0.6%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	25	29,107
County of Charleston SC GO, Series C, 5.00%, 11/01/24	20	23,485
Horry County School District/SC GO, Series A, 5.00%, 03/01/24 (SCSDE)	25	28,788
Lancaster County School District/SC GO, 5.00%, 03/01/24	80	92,121
State of South Carolina GO, Series B, 5.00%, 04/01/24 (SAW)	75	86,918

		260,419

Tennessee — 1.3%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	25	29,257
County of Williamson TN GO, 5.00%, 04/01/24	150	173,676
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/24	55	63,767
Metropolitan Government of Nashville & Davidson County TN GO, 5.00%, 07/01/24	85	98,813
State of Tennessee GO, Series B, 5.00%, 08/01/24	25	29,172
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/24	25	29,222
Series B, 5.00%, 11/01/24	90	105,200

		529,107

Texas — 12.8%
Alamo Community College District GOL, 5.00%, 02/15/24	40	45,953
Aldine Independent School District GO, 5.00%, 02/15/24	10	11,491
Alief Independent School District GO, 5.00%, 02/15/24	65	74,674
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24	25	28,669
Series B, 5.00%, 02/15/24	75	86,007
Austin Independent School District GO
5.00%, 08/01/24	35	40,523
Series A, 4.00%, 08/01/24 (PSF)	75	82,948
Series A, 5.00%, 08/01/24 (PSF)	35	40,523
Birdville Independent School District GO
5.00%, 02/15/24	10	11,517
Series A, 5.00%, 02/15/24	50	57,584
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	25	21,946
Series C, 5.00%, 08/15/24	85	95,780
City of Austin TX Water & Wastewater System RB
5.00%, 11/15/24	40	46,685
Series A, 5.00%, 11/15/24	15	17,507
City of Austin TX Water & Wastewater System Revenue RB, Series A, 5.00%, 05/15/24	75	86,539

Security	Par (000)	Value

Texas (continued)
City of Austin/TX GOL
5.00%, 09/01/24	$25	$29,065
Series A, 5.00%, 09/01/24	40	46,481
City of Brownsville TX GOL, 5.00%, 02/15/24	15	17,116
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/24	20	23,276
City of Denton TX GOL, 5.00%, 02/15/24	25	28,618
City of El Paso TX GOL, 5.00%, 08/15/24	35	40,435
City of Houston TX Combined Utility System RB, Series B, 5.00%, 11/15/24	130	151,805
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	25	29,193
Series D, 5.00%, 11/15/24	15	17,516
City of Pflugerville TX GOL, 5.00%, 08/01/24	30	34,565
City of Plano TX GOL, 5.00%, 09/01/24	50	58,044
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	85	98,807
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/24	130	149,574
City of San Antonio TX GOL, 5.00%, 02/01/24	25	28,736
Conroe Independent School District GO, 5.00%, 02/15/24	80	91,968
County of Bexar TX GOL, 5.00%, 06/15/24	50	58,034
County of Denton TX GOL, 5.00%, 07/15/24	60	69,606
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24	40	46,046
Series C, 5.00%, 02/15/24	65	74,825
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/24	110	128,584
Fort Bend Independent School District GO, Series C, 5.00%, 02/15/24	25	28,727
Frisco Independent School District GO, 5.00%, 08/15/24	150	173,872
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	90	104,478
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	143,506
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	55	63,158
Series A, 5.00%, 08/15/24 (PSF)	70	81,228
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	25	29,009
Series A, 5.00%, 08/01/24	55	63,820
Lamar Consolidated Independent School District GO, Series A, 2.00%, 02/15/24 (PSF)	50	50,275
Laredo Independent School District GO, 0.00%, 08/01/24(a)	150	133,306
Leander Independent School District GO, Series D, 0.00%, 08/15/24 (PSF)(a)	45	40,024
Lewisville Independent School District GO, 5.00%, 08/15/24	25	29,079
Lone Star College System GOL
5.00%, 09/15/24	35	40,642
Series A, 5.00%, 02/15/24	20	22,956
Lower Colorado River Authority RB
5.00%, 05/15/24	20	22,797
Series B, 5.00%, 05/15/24	75	85,931
Metropolitan Transit Authority of Harris County RB, Series D, 5.00%, 11/01/24	35	40,974
North East Independent School District/TX GO, 5.25%, 02/01/24	100	115,820
North Texas Municipal Water District RB, 5.00%, 06/01/24	60	69,296
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/24	180	205,123

376

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	$50	$57,834
5.00%, 08/15/24	75	86,860
Northwest Independent School District GO, Series A, 5.00%, 02/15/24	45	51,686
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	50	57,364
Pflugerville Independent School District GO, 5.00%, 02/15/24	15	17,217
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	31,462
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	30	34,811
San Antonio Water System RB, Series A, 5.00%, 05/15/24	60	69,203
State of Texas GO
Series A, 5.00%, 10/01/24	225	262,640
Series B-1, 5.00%, 08/01/24	25	29,080
Texas A&M University RB
Series C, 5.00%, 05/15/24	55	63,646
Series E, 4.00%, 05/15/24	25	27,625
Series E, 5.00%, 05/15/24	55	63,646
Texas State University System RB, Series A, 5.00%, 03/15/24	130	149,622
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/24	35	40,917
Series A, 5.00%, 10/01/24	35	40,917
Texas Water Development Board RB
5.00%, 04/15/24	105	121,484
5.00%, 08/01/24	50	58,217
Series A, 5.00%, 10/15/24	50	58,478
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	23,217
University of Houston RB, Series A, 5.00%, 02/15/24	70	80,418
University of Texas System (The) RB
Series C, 5.00%, 08/15/24	85	99,111
Series E, 5.00%, 08/15/24	60	69,961
Series H, 5.00%, 08/15/24	70	81,621
Series J, 5.00%, 08/15/24	20	23,320
Ysleta Independent School District GO, 5.00%, 08/15/24	55	63,760

		5,278,778

Utah — 1.6%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	25	28,938
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	25	28,965
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	110,961
State of Utah GO, 5.00%, 07/01/24	125	145,664
University of Utah (The) RB
Series A, 5.00%, 08/01/24	50	58,103
Series A, 5.00%, 08/01/24 (SAP)	65	75,534
Series B, 5.00%, 08/01/24	30	34,862
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	160	185,645

		668,672

Virginia — 4.6%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24	10	11,659
Series C, 5.00%, 07/15/24 (SAW)	100	116,702
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	45	52,928
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	58,254
Series B, 5.00%, 06/01/24 (SAW)	100	116,509

Security	Par (000)	Value

Virginia (continued)
County of Arlington VA GO, 5.00%, 08/15/24	$125	$145,895
County of Fairfax VA GO
Series A, 5.00%, 10/01/24 (SAW)	105	122,997
Series B, 5.00%, 10/01/24 (SAW)	40	46,856
County of Henrico VA GO, Series A, 5.00%, 08/01/24	100	116,718
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	65	75,782
Series A, 5.00%, 08/01/24	70	81,384
Virginia College Building Authority RB
5.00%, 09/01/24 (SAW)	50	58,392
Series B, 5.00%, 09/01/24	75	87,589
Series D, 5.00%, 02/01/24 (NPFGC)	50	57,657
Series E-1, 5.00%, 02/01/24	95	109,549
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/24	90	104,493
5.00%, 09/15/24	40	46,782
Virginia Public Building Authority RB, Series A, 5.00%, 08/01/24	55	64,038
Virginia Public School Authority RB
5.00%, 08/01/24	30	34,998
5.00%, 08/01/24 (SAW)	100	116,434
Series C, 5.00%, 08/01/24 (SAW)	100	116,434
Virginia Resources Authority RB
5.00%, 11/01/24	105	123,008
Series A, 5.00%, 11/01/24	15	17,643
Series D, 5.00%, 11/01/24	20	23,524

		1,906,225

Washington — 6.3%
Cascade Water Alliance RB, 5.00%, 01/01/24	20	22,934
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	90	105,254
City of Bellevue WA GOL, 5.00%, 12/01/24	80	93,670
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	46,058
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	70	80,862
City of Seattle WA GOL
4.00%, 05/01/24	25	27,714
Series A, 5.00%, 06/01/24	40	46,417
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	30	34,930
Series C, 5.00%, 09/01/24	60	69,860
Series C, 5.00%, 10/01/24	25	29,143
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	105	122,103
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	29,272
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	60	70,253
County of King WA GOL
Series C, 5.00%, 12/01/24	35	41,082
Series E, 5.00%, 12/01/24	25	29,344
Energy Northwest RB, Series A, 5.00%, 07/01/24	265	307,917
King County Rural Library District GO, 4.00%, 12/01/24	50	55,362
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24	10	11,148
King County School District No. 403 Renton GO, 4.00%, 12/01/24	40	44,592
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24	35	41,040

377

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24	$30	$35,072
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	70	82,004
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24	20	23,418
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24	100	117,088
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	45,685
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	10	11,649
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24	50	58,544
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	35	40,981
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	15	17,563
State of Washington COP
Series A, 5.00%, 07/01/24	30	34,758
Series B, 5.00%, 07/01/24	55	63,723
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a)	25	22,309
Series 2016-A, 5.00%, 07/01/24	95	110,385
Series A-1, 5.00%, 08/01/24	60	69,860
Series C, 5.00%, 02/01/24	25	28,777
Series D, 5.00%, 02/01/24	75	86,331
Series E, 0.00%, 12/01/24(a)	60	53,003
Series R-2017A, 5.00%, 08/01/24	125	145,542
Series R-2018C, 5.00%, 08/01/24	20	23,287
Series R-2018D, 5.00%, 08/01/24	25	29,109
Washington State University RB
5.00%, 04/01/24	45	51,767
5.00%, 10/01/24	80	92,932
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24	25	29,272

		2,582,014

West Virginia — 0.9%
State of West Virginia GO
Series A, 0.00%, 11/01/24(a)	55	48,590
Series A, 5.00%, 06/01/24	85	98,376
Series A, 5.00%, 12/01/24	25	29,224
Series B, 5.00%, 06/01/24	20	23,147
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	95	109,963

Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	$60	$69,382

		378,682

Wisconsin — 2.0%
City of Madison WI GO, Series A, 4.00%, 10/01/24	115	128,179
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	25	29,260
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	69,541
Series 1, 5.00%, 06/01/24	85	98,517
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/24	25	28,983
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	100	117,141
Series 2, 5.00%, 11/01/24	145	169,855
Series A, 5.00%, 05/01/24	25	28,970
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/24	50	58,153
Series 2, 5.00%, 07/01/24	40	46,523
Series A, 5.00%, 07/01/24	25	29,077

		804,199

Total Municipal Debt Obligations — 98.4% (Cost: $39,665,690)		40,447,592

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Liquidity Funds: MuniCash, 1.24%(b)(c)	1,339	1,339,623

Total Short-Term Investments — 3.2% (Cost: $1,339,619)		1,339,623

Total Investments in Securities — 101.6% (Cost: $41,005,309)		41,787,215

Other Assets, Less Liabilities — (1.6)%		(677,100)

Net Assets — 100.0%		$41,110,115

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	47	1,292	1,339	$1,339,623	$894	$12	$4

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

378

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$40,447,592	$—	$40,447,592
Money Market Funds	1,339,623	—	—	1,339,623

	$1,339,623	$40,447,592	$—	$41,787,215

Portfolio Abbreviations - Fixed Income

AMBAC	Ambac Assurance Corp.

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

379

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.8%
Boeing Co. (The), 2.60%, 10/30/25 (Call 07/30/25)	$375	$360,641
Embraer Netherlands Finance BV, 5.05%, 06/15/25	1,065	1,100,922
General Dynamics Corp., 3.50%, 05/15/25 (Call 03/15/25)	665	677,961
Harris Corp., 3.83%, 04/27/25 (Call 01/27/25)	655	654,345
Lockheed Martin Corp., 2.90%, 03/01/25 (Call 12/01/24)	1,085	1,064,711
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	2,139	2,075,814
United Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	820	840,320

		6,774,714

Agriculture — 1.1%
Philip Morris International Inc., 3.38%, 08/11/25 (Call 05/11/25)	1,165	1,156,227
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	2,799	2,813,639

		3,969,866

Airlines — 0.1%
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	100	100,107
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	281	284,817

		384,924

Apparel — 0.2%
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	825	825,165

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC
4.13%, 08/04/25	1,275	1,147,130
4.69%, 06/09/25 (Call 04/09/25)	500	464,880
General Motors Co., 4.00%, 04/01/25(a)	645	618,826
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,385	1,318,063
4.30%, 07/13/25 (Call 04/13/25)(a)	1,387	1,333,656
4.35%, 04/09/25 (Call 02/09/25)	573	554,274
Toyota Motor Credit Corp., 3.40%, 04/14/25	250	252,640

		5,689,469

Auto Parts & Equiptment — 0.5%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	250	243,305
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	190	192,328
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	805	823,732
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	625	643,550

		1,902,915

Banks — 19.6%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	785	794,396
Banco Santander SA, 5.18%, 11/19/25	1,700	1,748,212
Bank of America Corp.
3.88%, 08/01/25	2,220	2,262,291
4.00%, 01/22/25	2,300	2,318,308
Series L, 3.95%, 04/21/25	3,144	3,158,022
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)	491	508,784
Series G, 3.00%, 02/24/25 (Call 01/24/25)	769	761,295
Barclays PLC, 3.65%, 03/16/25	2,150	2,058,969
BB&T Corp., 3.70%, 06/05/25 (Call 05/05/25)	265	269,802
Branch Banking & Trust Co., 3.63%, 09/16/25 (Call 08/16/25)	1,300	1,302,535
Citigroup Inc.
3.30%, 04/27/25	1,713	1,685,267
3.88%, 03/26/25	1,162	1,156,620

Security	Par (000)	Value

Banks (continued)
4.40%, 06/10/25	$2,795	$2,848,105
5.50%, 09/13/25	1,575	1,707,442
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	1,048	1,050,536
Compass Bank, 3.88%, 04/10/25 (Call 03/10/25)	790	767,793
Cooperatieve Rabobank UA, 4.38%, 08/04/25	1,215	1,224,999
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	1,300	1,306,435
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25(a)	2,600	2,548,832
Fifth Third Bank/Cincinnati OH, 3.95%, 07/28/25 (Call 06/28/25)	650	668,402
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	2,638	2,600,145
3.75%, 05/22/25 (Call 02/22/25)	2,610	2,600,004
4.25%, 10/21/25	2,308	2,325,287
HSBC Holdings PLC, 4.25%, 08/18/25	1,875	1,890,356
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	2,869	2,827,285
3.90%, 07/15/25 (Call 04/15/25)	2,864	2,923,256
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	1,000	991,980
KeyCorp., 4.15%, 10/29/25	742	764,683
Lloyds Bank PLC, 3.50%, 05/14/25	200	195,912
Lloyds Banking Group PLC
4.45%, 05/08/25	705	715,892
4.58%, 12/10/25	1,800	1,762,236
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	1,000	978,470
Mitsubishi UFJ Financial Group Inc., 3.78%, 03/02/25	665	675,254
Morgan Stanley
4.00%, 07/23/25(a)	3,410	3,485,702
5.00%, 11/24/25	2,025	2,140,040
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	238	229,696
Northern Trust Corp., 3.95%, 10/30/25	831	861,930
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)	1,000	980,870
3.25%, 06/01/25 (Call 05/02/25)	850	846,328
4.20%, 11/01/25 (Call 10/02/25)	250	258,158
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)	1,300	1,333,189
State Street Corp., 3.55%, 08/18/25(a)	1,853	1,890,671
SunTrust Bank/Atlanta GA, 4.05%, 11/03/25 (Call 09/03/25)	625	641,206
SunTrust Banks Inc., 4.00%, 05/01/25 (Call 03/01/25)	965	982,032
SVB Financial Group, 3.50%, 01/29/25	560	542,254
U.S. Bancorp., 3.95%, 11/17/25 (Call 10/17/25)	750	782,827
U.S. Bank N.A./Cincinnati OH, 2.80%, 01/27/25 (Call 12/27/24)	650	635,122
Wells Fargo & Co.
3.00%, 02/19/25	2,924	2,835,578
3.55%, 09/29/25	2,830	2,845,056

		72,688,464

Beverages — 2.3%
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	1,615	1,658,637
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	250	252,320
Coca-Cola Co. (The), 2.88%, 10/27/25	2,237	2,212,975
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	425	438,213
4.75%, 12/01/25	725	759,336

380

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	$400	$382,464
4.42%, 05/25/25 (Call 03/25/25)(a)(b)	1,310	1,332,794
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)(a)	1,142	1,128,216
3.50%, 07/17/25 (Call 04/17/25)	480	492,744

		8,657,699

Biotechnology — 2.5%
Amgen Inc., 3.13%, 05/01/25 (Call 02/01/25)	1,328	1,301,719
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	1,032	1,029,430
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	2,095	2,134,554
Celgene Corp., 3.88%, 08/15/25 (Call 05/15/25)	2,693	2,705,819
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)(a)	2,095	2,104,888

		9,276,410

Building Materials — 0.6%
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	525	523,845
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	955	963,767
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	750	755,055

		2,242,667

Chemicals — 1.5%
Dow Chemical Co. (The), 4.55%, 11/30/25 (Call 09/30/25)(b)	655	678,586
DowDuPont Inc., 4.49%, 11/15/25 (Call 09/15/25)	860	902,622
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	1,188	1,177,878
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)(a)	1,075	1,006,125
3.38%, 03/15/25 (Call 12/15/24)	470	450,486
Praxair Inc., 2.65%, 02/05/25 (Call 11/05/24)	373	359,624
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	883	860,457

		5,435,778

Commercial Services — 1.1%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,364	1,399,027
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	832	838,806
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	1,080	1,112,584
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	625	629,356

		3,979,773

Computers — 2.7%
Apple Inc.
2.50%, 02/09/25(a)	1,686	1,634,493
2.75%, 01/13/25 (Call 11/13/24)(a)	1,283	1,265,641
3.20%, 05/13/25	2,716	2,735,311
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)(a)	2,601	2,708,031
International Business Machines Corp., 7.00%, 10/30/25	406	490,367
Seagate HDD Cayman, 4.75%, 01/01/25(a)	1,120	1,052,710

		9,886,553

Cosmetics & Personal Care — 0.2%
Unilever Capital Corp.
3.10%, 07/30/25(a)	450	447,381
3.38%, 03/22/25 (Call 01/22/25)	250	252,172

		699,553

Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	480	446,630
4.45%, 10/01/25 (Call 08/01/25)	600	584,034
Affiliated Managers Group Inc., 3.50%, 08/01/25	165	160,946
Air Lease Corp., 3.25%, 03/01/25 (Call 01/01/25)	935	874,674

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co., 4.20%, 11/06/25 (Call 10/06/25)	$250	$258,950
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	1,685	1,626,109
4.20%, 10/29/25 (Call 09/29/25)	1,881	1,880,793
4.25%, 04/30/25 (Call 03/31/25)	250	254,623
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	125	122,686
3.85%, 05/21/25 (Call 03/21/25)(a)	525	542,750
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	1,150	1,136,073
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	985	961,409
Franklin Resources Inc., 2.85%, 03/30/25	310	298,180
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	2,250	2,146,837
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	1,583	1,618,269
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	485	488,924
Lazard Group LLC, 3.75%, 02/13/25	500	491,045
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	550	536,135
3.25%, 11/01/25 (Call 08/01/25)	425	421,804
Synchrony Financial, 4.50%, 07/23/25 (Call 04/23/25)	1,300	1,265,212
TD Ameritrade Holding Corp., 3.63%, 04/01/25 (Call 01/01/25)	325	328,569
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	4,465	4,492,906

		20,937,558

Electric — 2.7%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	75	74,609
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	180	179,599
Berkshire Hathaway Energy Co., 3.50%, 02/01/25 (Call 11/01/24)	825	832,796
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	1,010	1,015,040
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)(a)	105	105,679
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	902	900,394
Eversource Energy, Series H, 3.15%, 01/15/25 (Call 10/15/24)	375	364,196
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)(a)	1,245	1,253,292
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	800	800,504
Kansas City Power & Light Co., 3.65%, 08/15/25 (Call 05/15/25)	375	373,890
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	585	581,712
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	50	48,970
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)	365	357,193
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	250	244,955
Sempra Energy, 3.75%, 11/15/25 (Call 08/15/25)	465	453,119
Southern California Edison Co., Series E, 3.70%, 08/01/25 (Call 06/01/25)	355	347,982
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	905	902,756
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	310	304,547
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	470	470,263
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)	455	450,054

		10,061,550

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	100	99,056

Electronics — 0.2%
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	255	247,493

381

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)(a)	$600	$601,356

		848,849

Environmental Control — 0.4%
Republic Services Inc., 3.20%, 03/15/25 (Call 12/15/24)	719	705,641
Waste Management Inc., 3.13%, 03/01/25 (Call 12/01/24)	615	607,325

		1,312,966

Food — 1.8%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	325	306,550
3.95%, 03/15/25 (Call 01/15/25)(a)	650	636,227
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	205	208,044
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	450	454,077
JM Smucker Co. (The), 3.50%, 03/15/25	1,391	1,366,129
Kraft Heinz Foods Co., 3.95%, 07/15/25 (Call 04/15/25)	2,220	2,216,959
Sysco Corp.
3.55%, 03/15/25 (Call 01/15/25)	355	355,117
3.75%, 10/01/25 (Call 07/01/25)	1,277	1,280,971

		6,824,074

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	275	267,459

Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	625	643,163
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	565	551,016

		1,194,179

Health Care - Products — 3.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	1,509	1,481,506
3.88%, 09/15/25 (Call 06/15/25)(a)	345	355,050
Boston Scientific Corp., 3.85%, 05/15/25	1,051	1,065,504
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	703	701,967
Medtronic Inc., 3.50%, 03/15/25	4,571	4,664,431
Stryker Corp., 3.38%, 11/01/25 (Call 08/01/25)	1,220	1,208,983
Thermo Fisher Scientific Inc., 3.65%, 12/15/25 (Call 09/15/25)	380	382,310
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	2,202	2,136,645

		11,996,396

Health Care - Services — 1.7%
Cigna Holding Co., 3.25%, 04/15/25 (Call 01/15/25)	1,465	1,431,100
HCA Inc., 5.25%, 04/15/25	195	206,384
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	1,480	1,462,773
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	450	442,854
UnitedHealth Group Inc.
3.70%, 12/15/25	140	144,344
3.75%, 07/15/25	2,622	2,715,553

		6,403,008

Holding Companies - Diversified — 0.3%
Apollo Investment Corp., 5.25%, 03/03/25(a)	250	245,212
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	938	898,895

		1,144,107

Home Furnishings — 0.1%
Whirlpool Corp., 3.70%, 05/01/25	300	292,749

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25	310	306,404

Security	Par (000)	Value

Insurance — 2.4%
Aflac Inc., 3.25%, 03/17/25	$350	$344,663
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	215	209,692
American International Group Inc., 3.75%, 07/10/25 (Call 04/10/25)	1,867	1,849,655
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	1,219	1,231,300
Chubb INA Holdings Inc., 3.15%, 03/15/25	480	476,136
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	575	574,143
Lincoln National Corp., 3.35%, 03/09/25	175	171,215
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)(a)	835	829,556
MetLife Inc.
3.00%, 03/01/25(a)	866	847,970
3.60%, 11/13/25 (Call 08/13/25)	622	627,293
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	560	552,412
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	300	297,327
XLIT Ltd., 4.45%, 03/31/25	702	716,096

		8,727,458

Internet — 0.6%
Amazon.com Inc., 5.20%, 12/03/25 (Call 09/03/25)	1,187	1,335,980
Baidu Inc., 4.13%, 06/30/25	265	265,625
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	517	513,790

		2,115,395

Iron & Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25(a)	290	317,037

Leisure Time — 0.2%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	800	770,304

Lodging — 0.6%
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	400	395,896
3.75%, 10/01/25 (Call 07/01/25)	515	508,789
Sands China Ltd., 5.13%, 08/08/25 (Call 06/08/25)	1,250	1,269,288

		2,173,973

Machinery — 0.6%
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	135	129,616
John Deere Capital Corp.
3.40%, 09/11/25(a)	685	693,659
3.45%, 03/13/25	770	781,111
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	50	48,670
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)	544	542,977

		2,196,033

Manufacturing — 0.3%
3M Co., 3.00%, 08/07/25	875	872,568
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	214	211,102

		1,083,670

Media — 4.3%
21st Century Fox America Inc., 3.70%, 10/15/25 (Call 07/15/25)	952	967,318
CBS Corp., 3.50%, 01/15/25 (Call 10/15/24)	1,180	1,147,633
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	4,710	4,845,224

382

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	$776	$779,251
3.38%, 08/15/25 (Call 05/15/25)	2,371	2,376,880
3.95%, 10/15/25 (Call 08/15/25)	1,585	1,639,730
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	326	311,861
3.95%, 06/15/25 (Call 05/15/25)(b)	480	471,552
Grupo Televisa SAB, 6.63%, 03/18/25	400	444,256
Walt Disney Co. (The), 3.15%, 09/17/25	893	897,117
Warner Media LLC, 3.60%, 07/15/25 (Call 04/15/25)	2,011	1,984,173

		15,864,995

Metal Fabricate & Hardware — 0.4%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	1,320	1,329,596

Mining — 0.6%
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	1,597	1,640,247
Southern Copper Corp., 3.88%, 04/23/25	765	757,090

		2,397,337

Oil & Gas — 3.5%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)	750	771,645
BP Capital Markets PLC, 3.51%, 03/17/25	1,188	1,199,286
Canadian Natural Resources Ltd., 3.90%, 02/01/25 (Call 11/01/24)	1,010	1,019,050
Chevron Corp., 3.33%, 11/17/25 (Call 08/17/25)	880	893,191
Concho Resources Inc., 4.38%, 01/15/25 (Call 01/15/20)	515	518,708
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	615	669,926
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	405	398,374
Exxon Mobil Corp., 2.71%, 03/06/25 (Call 12/06/24)	2,075	2,039,974
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)(b)	180	185,474
Marathon Oil Corp., 3.85%, 06/01/25 (Call 03/01/25)	860	846,704
Occidental Petroleum Corp., 3.50%, 06/15/25 (Call 03/15/25)	931	943,745
Shell International Finance BV, 3.25%, 05/11/25	2,800	2,824,388
Valero Energy Corp., 3.65%, 03/15/25(a)	600	588,294

		12,898,759

Oil & Gas Services — 0.6%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	2,336	2,350,320

Pharmaceuticals — 7.7%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	4,028	3,979,100
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	3,845	3,828,197
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	575	554,346
AstraZeneca PLC, 3.38%, 11/16/25(a)	2,365	2,319,285
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	475	466,374
Cigna Corp., 4.13%, 11/15/25 (Call 09/15/25)(b)	420	428,967
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	3,369	3,386,721
4.10%, 03/25/25 (Call 01/25/25)	4,765	4,850,246
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	860	842,723
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	510	521,827
Johnson & Johnson, 2.63%, 01/15/25 (Call 11/15/24)(a)	622	616,439
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	914	952,744
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	2,798	2,743,355
Novartis Capital Corp., 3.00%, 11/20/25 (Call 08/20/25)	2,165	2,150,668
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	769	801,036

		28,442,028

Pipelines — 4.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
5.25%, 01/15/25 (Call 01/15/21)(a)	250	255,235

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	$900	$917,946
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	743	826,669
Energy Transfer Operating LP, 4.05%, 03/15/25 (Call 12/15/24)	1,154	1,138,283
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)(a)	1,385	1,404,252
Kinder Morgan Inc./DE, 4.30%, 06/01/25 (Call 03/01/25)	1,827	1,872,419
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	720	715,709
4.88%, 06/01/25 (Call 03/01/25)	1,400	1,456,056
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	525	546,168
Phillips 66 Partners LP, 3.61%, 02/15/25 (Call 11/15/24)(a)	305	298,796
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	996	1,011,647
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	2,250	2,422,192
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	210	205,191
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	565	612,743
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	430	432,696
Western Gas Partners LP, 3.95%, 06/01/25 (Call 03/01/25)	595	573,169
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	1,105	1,104,669
4.00%, 09/15/25 (Call 06/15/25)	922	922,931

		16,716,771

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	381	374,470
CBRE Services Inc., 5.25%, 03/15/25 (Call 12/15/24)	509	532,729

		907,199

Real Estate Investment Trusts — 5.3%
American Tower Corp., 4.00%, 06/01/25 (Call 03/01/25)	1,324	1,330,713
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	735	730,928
3.50%, 11/15/25 (Call 08/15/25)	265	264,703
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	505	487,976
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	505	491,269
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25 (Call 01/01/25)	150	147,447
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	415	425,446
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	315	313,365
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 07/01/25)	500	516,090
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	261	260,225
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	335	333,962
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	250	246,085
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	310	319,192
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,170	1,128,570
4.00%, 06/01/25 (Call 03/01/25)	745	739,338
Hospitality Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	655	627,457
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	865	844,629
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	220	222,297
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,038	1,004,390

383

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Liberty Property LP, 3.75%, 04/01/25 (Call 01/01/25)(a)	$125	$123,799
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	456	459,051
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)(a)	635	636,803
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	480	455,861
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	710	704,987
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	1,232	1,261,063
Realty Income Corp., 3.88%, 04/15/25 (Call 02/15/25)	250	252,333
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	745	745,335
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	729	704,207
UDR Inc., 4.00%, 10/01/25 (Call 07/01/25)	375	376,230
Ventas Realty LP, 3.50%, 02/01/25 (Call 11/01/24)	995	969,040
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	543	524,152
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	1,737	1,740,196
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	140	138,016

		19,525,155

Retail — 2.8%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	861	832,742
AutoZone Inc., 3.25%, 04/15/25 (Call 01/15/25)	694	670,057
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	510	518,420
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)(a)	795	779,998
Home Depot Inc. (The), 3.35%, 09/15/25 (Call 06/15/25)	1,263	1,283,739
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	1,054	1,043,070
Lowe’s Companies Inc., 3.38%, 09/15/25 (Call 06/15/25)	1,180	1,156,636
McDonald’s Corp., 3.38%, 05/26/25 (Call 02/26/25)	815	814,193
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	670	645,592
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	550	554,483
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	838	812,416
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)(a)	1,190	1,224,355

		10,335,701

Semiconductors — 2.4%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	1,161	1,158,840
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	915	943,704
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	1,143	1,057,618
Intel Corp., 3.70%, 07/29/25 (Call 04/29/25)	2,779	2,870,457
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	767	768,204
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	2,085	2,049,013

		8,847,836

Software — 3.4%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	810	817,906
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	705	717,203
Fidelity National Information Services Inc., 5.00%, 10/15/25 (Call 07/15/25)	1,355	1,435,433
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	1,140	1,138,164
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)	2,405	2,384,197
3.13%, 11/03/25 (Call 08/03/25)	3,369	3,416,604
Oracle Corp., 2.95%, 05/15/25 (Call 02/15/25)	2,828	2,784,590

		12,694,097

Telecommunications — 3.8%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	5,535	5,411,957
3.95%, 01/15/25 (Call 10/15/24)	1,543	1,557,535

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Cisco Systems Inc., 3.50%, 06/15/25(a)	$335	$343,104
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)	150	149,889
Motorola Solutions Inc., 7.50%, 05/15/25	280	317,839
Rogers Communications Inc., 3.63%, 12/15/25 (Call 09/15/25)	1,286	1,286,257
Verizon Communications Inc., 3.38%, 02/15/25	3,930	3,921,747
Vodafone Group PLC, 4.13%, 05/30/25	1,055	1,059,020

		14,047,348

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	770	764,163
3.65%, 09/01/25 (Call 06/01/25)	705	721,187
7.00%, 12/15/25	50	60,894
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	1,075	1,036,827
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	845	834,437
FedEx Corp., 3.20%, 02/01/25	837	820,704
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	275	278,985
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	215	212,502
3.25%, 08/15/25 (Call 05/15/25)(a)	745	741,238
3.75%, 07/15/25 (Call 05/15/25)	765	781,600

		6,252,537

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)(a)	105	99,034

Water — 0.2%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)	893	891,428

Total Corporate Bonds & Notes — 98.4% (Cost: $367,559,112)		365,086,316

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	12,808	12,811,423
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	3,116	3,115,926

		15,927,349

Total Short-Term Investments — 4.3% (Cost: $15,923,506)		15,927,349

Total Investments in Securities — 102.7% (Cost: $383,482,618)		381,013,665

Other Assets, Less Liabilities — (2.7)%		(9,916,866)

Net Assets — 100.0%		$371,096,799

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

384

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2025 Term Corporate ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,138	—		(5,330	)(a)	12,808	$12,811,423	$13,543	(b)	$548	$987
BlackRock Cash Funds: Treasury, SL Agency Shares	852	2,264	(a)	—		3,116	3,115,926	8,943		—	—
PNC Bank N.A.
2.95%, 02/23/25(c)	1,000	—		—		1,000	N/A	7,937		—	34,428
3.25%, 06/01/25(c)	850	—		—		850	N/A	6,468		—	29,899
4.20%, 11/01/25(c)	250	—		—		250	N/A	2,220		—	7,115

							$15,927,349	$39,111		$548	$72,429

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$365,086,316	$—	$365,086,316
Money Market Funds	15,927,349	—	—	15,927,349

	$15,927,349	$365,086,316	$—	$381,013,665

385

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alaska — 0.7%
State of Alaska GO, 5.00%, 08/01/25	$50	$59,190

Arizona — 2.2%
City of Phoenix Civic Improvement Corp. RB, 5.00%, 07/01/25	50	59,111
Maricopa County Community College District GO, 5.00%, 07/01/25	40	47,418
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/25	15	17,733
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/25	15	17,772
University of Arizona RB, 4.00%, 06/01/25	50	55,929

		197,963

California — 13.0%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/25(a)	50	43,519
California State Public Works Board RB
5.00%, 04/01/25	50	58,808
5.00%, 11/01/25	45	53,505
California State University RB, 4.00%, 11/01/25	25	28,699
City of Los Angeles Department of Airports RB, 5.00%, 05/15/25	40	47,936
Contra Costa Transportation Authority RB, 5.00%, 03/01/25	35	41,885
Eastern Municipal Water District RB, 5.00%, 07/01/25	25	30,122
El Camino Community College District GO, 5.00%, 08/01/25	15	18,081
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/25	50	60,271
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 07/01/25	35	42,031
Los Angeles Department of Water & Power Power System Revenue RB, 5.00%, 07/01/25	15	18,084
Los Angeles Unified School District/CA GO
5.00%, 07/01/25	55	65,533
Series A, 5.00%, 07/01/25	75	89,363
Newport Mesa Unified School District GO, 0.00%, 08/01/25(a)	50	43,442
Oak Grove School District GO, 0.00%, 08/01/25(a)	25	21,634
Sacramento City Financing Authority RB, 5.25%, 12/01/25	25	30,260
Sacramento Municipal Utility District RB, 5.00%, 08/15/25	25	30,234
San Francisco City & County Airport Commission San Francisco International Airport RB, 4.00%, 10/01/25	25	28,741
San Mateo County Community College District GO, 0.00%, 09/01/25(a)	20	17,377
State of California Department of Water Resources RB, 5.00%, 12/01/25	75	91,369
State of California GO
5.00%, 03/01/25	30	35,293
5.00%, 08/01/25	25	29,662
5.00%, 09/01/25	165	196,023
5.00%, 11/01/25	25	29,794
University of California RB, 5.00%, 05/15/25	30	36,051

		1,187,717

Colorado — 0.8%
County of Adams Co. COP, 5.00%, 12/01/25	25	29,494
Denver City & County School District No. 1 COP, 5.00%, 12/01/25	15	17,721
Denver City & County School District No. 1 GO, 5.00%, 12/01/25 (SAW)	15	17,931
E-470 Public Highway Authority RB, 0.00%, 09/01/25 (NPFGC)(a)	10	8,378

		73,524

Security	Par (000)	Value

Connecticut — 2.0%
State of Connecticut GO
5.00%, 06/15/25	$50	$56,964
5.00%, 09/15/25	20	22,860
5.00%, 11/15/25	50	57,280
State of Connecticut Special Tax Revenue RB
5.00%, 08/01/25	15	17,292
5.00%, 09/01/25	25	28,849

		183,245

Delaware — 0.8%
City of Wilmington DE GO, 5.00%, 12/01/25	15	17,878
Delaware Transportation Authority RB, 5.00%, 07/01/25	50	59,144

		77,022

District of Columbia — 1.0%
District of Columbia GO, 5.00%, 06/01/25	15	17,778
District of Columbia RB
5.00%, 10/01/25	40	47,471
5.00%, 12/01/25	25	29,921

		95,170

Florida — 5.6%
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/25	50	59,306
County of Seminole FL Sales Tax Revenue RB, 5.25%, 10/01/25	25	30,145
Florida Department of Environmental Protection RB, 5.00%, 07/01/25	35	41,424
Hillsborough County School Board COP, 5.00%, 07/01/25	25	29,391
Orange County School Board COP, 5.00%, 08/01/25	50	58,889
Palm Beach County School District COP, 5.00%, 08/01/25	45	52,970
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/25	105	123,238
School District of Broward County/FL COP, 5.00%, 07/01/25	10	11,763
School District of Broward County/FL GO, 5.00%, 07/01/25	20	23,592
State of Florida GO
5.00%, 06/01/25	20	23,678
5.00%, 07/01/25	25	29,722
Tampa Bay Water RB, 5.00%, 10/01/25	25	29,739

		513,857

Georgia — 0.9%
Gwinnett County School District GO, 5.00%, 02/01/25	10	11,791
State of Georgia GO, 5.00%, 07/01/25	60	71,371

		83,162

Hawaii — 1.8%
City & County Honolulu HI Wastewater System Revenue RB, 5.00%, 07/01/25	60	70,968
State of Hawaii GO, 5.00%, 01/01/25	25	29,342
State of Hawaii State Highway Fund RB, 4.00%, 01/01/25	35	38,986
University of Hawaii RB, 5.00%, 10/01/25	20	23,654

		162,950

Illinois — 2.2%
Chicago O’Hare International Airport RB, 5.00%, 01/01/25	50	57,956
Illinois Finance Authority RB, 4.00%, 07/01/25	35	39,232
State of Illinois GO
5.00%, 02/01/25	30	32,179
Series D, 5.00%, 11/01/25	70	75,512

		204,879

Indiana — 1.2%
Indiana Finance Authority RB, 5.00%, 02/01/25	50	58,862
Indianapolis Local Public Improvement Bond Bank RB, 5.00%, 01/01/25	40	46,510

		105,372

386

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas — 1.5%
Johnson County Unified School District No. 512 Shawnee Mission GO, 5.00%, 10/01/25	$75	$89,371
Sedgwick County Unified School District No. 265 Goddard GO, 5.00%, 10/01/25	20	23,613
State of Kansas Department of Transportation RB, 5.00%, 09/01/25	20	23,788

		136,772

Louisiana — 0.4%
State of Louisiana GO, 5.00%, 09/01/25	30	35,377

Maine — 0.6%
Maine Municipal Bond Bank RB, 5.00%, 09/01/25	25	29,273
State of Maine GO, 5.00%, 06/01/25	20	23,691

		52,964

Maryland — 1.7%
County of Charles MD GO, 5.00%, 10/01/25	10	11,937
State of Maryland GO, Series B, 5.00%, 08/01/25	95	112,905
Washington Suburban Sanitary Commission GO, 4.00%, 06/01/25	25	28,091

		152,933

Massachusetts — 4.2%
Commonwealth of Massachusetts GOL
5.00%, 07/01/25	25	29,638
5.00%, 09/01/25	60	71,363
5.25%, 09/01/25 (AGM)	45	54,214
Series D, 5.00%, 07/01/25	15	17,783
Series E, 5.00%, 11/01/25 (AMBAC)	45	53,693
Massachusetts Bay Transportation Authority RB, 5.00%, 07/01/25	80	95,114
Massachusetts Water Resources Authority RB
5.00%, 08/01/25	10	11,905
Series B, 5.25%, 08/01/25 (AGM)	15	18,086
University of Massachusetts Building Authority RB, 5.00%, 11/01/25	25	29,794

		381,590

Michigan — 2.0%
Michigan Finance Authority RB, 5.00%, 12/01/25	25	29,448
Michigan State Building Authority RB, 5.00%, 04/15/25	40	47,114
State of Michigan GO
4.00%, 11/01/25	50	56,478
5.00%, 05/01/25	20	23,609
Wayne County Airport Authority RB, 5.00%, 12/01/25	25	29,430

		186,079

Minnesota — 0.6%
Minnesota Public Facilities Authority RB, 5.00%, 03/01/25	10	11,792
Southern Minnesota Municipal Power Agency RB, 0.00%, 01/01/25 (NPFGC)(a)	20	17,411
State of Minnesota GO, 5.00%, 08/01/25	25	29,780

		58,983

Mississippi — 0.1%
State of Mississippi GO, 5.00%, 12/01/25	10	11,917

Nebraska — 0.6%
Nebraska Public Power District RB, 5.00%, 01/01/25	45	52,405

Nevada — 3.2%
Clark County School District GOL, Series A, 5.00%, 06/15/25	45	52,240
County of Clark NV GOL
5.00%, 06/01/25	25	29,378
5.00%, 11/01/25	40	47,347
5.00%, 12/01/25	15	17,815

Security	Par (000)	Value

Nevada (continued)
County of Clark NV RB, 5.00%, 07/01/25	$35	$41,155
State of Nevada GOL, 5.00%, 05/01/25	45	52,970
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/25	20	23,838
Washoe County School District/NV GOL, 5.00%, 06/01/25	25	29,136

		293,879

New Hampshire — 1.0%
New Hampshire Municipal Bond Bank RB, 5.00%, 08/15/25	75	88,609

New Jersey — 2.7%
New Jersey Economic Development Authority RB
4.00%, 11/01/25	50	53,218
4.13%, 06/15/25	25	26,767
5.00%, 06/15/25	20	22,436
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/25	30	33,972
New Jersey Turnpike Authority RB, 5.00%, 01/01/25	50	58,077
State of New Jersey GO, 5.00%, 06/01/25	45	52,094

		246,564

New Mexico — 0.8%
Santa Fe Public School District GO, 5.00%, 08/01/25	15	17,689
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/25	50	59,107

		76,796

New York — 10.9%
City of New York NY GO
5.00%, 08/01/25	130	154,328
Series 1, 5.00%, 08/01/25	50	59,357
Metropolitan Transportation Authority RB
5.00%, 11/15/25	100	115,770
Series B, 5.00%, 11/15/25	25	28,943
Series C-1, 5.00%, 11/15/25	25	28,943
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/25	35	41,484
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/25	30	35,614
5.00%, 11/01/25	25	29,812
New York City Water & Sewer System RB, 4.00%, 06/15/25	20	22,634
New York State Dormitory Authority RB
5.00%, 02/15/25	10	11,752
5.00%, 03/15/25	125	147,296
5.00%, 07/01/25	30	35,326
Series B, 5.00%, 02/15/25	50	58,761
Series D, 5.00%, 02/15/25	60	70,513
New York State Urban Development Corp. RB
5.00%, 03/15/25	90	105,918
Series A, 5.00%, 03/15/25	15	17,653
Port Authority of New York & New Jersey, 5.00%, 11/15/25	10	11,977
Triborough Bridge & Tunnel Authority RB, 5.00%, 11/15/25	15	18,040

		994,121

North Carolina — 1.7%
City of Charlotte NC COP, 5.00%, 06/01/25	35	41,299
County of Iredell NC RB, 5.00%, 12/01/25	25	29,850
County of Wake NC GO, Series C, 5.00%, 03/01/25	20	23,629
State of North Carolina GO, Series A, 5.00%, 06/01/25	50	59,425

		154,203

Ohio — 2.0%
City of Cleveland OH GO, 5.00%, 12/01/25	20	23,554

387

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
City of Columbus OH GO, 4.00%, 04/01/25	$35	$39,144
State of Ohio GO
5.00%, 02/01/25	35	40,923
5.00%, 09/01/25	30	35,742
5.00%, 09/15/25	20	23,849
5.00%, 12/01/25	20	23,693

		186,905

Oklahoma — 0.9%
Grand River Dam Authority RB
4.00%, 06/01/25	20	22,164
5.00%, 06/01/25	25	29,418
Oklahoma Capitol Improvement Authority RB, 4.00%, 07/01/25	30	33,399

		84,981

Oregon — 0.2%
City of Eugene OR Electric Utility System Revenue RB, 5.00%, 08/01/25	15	17,787

Pennsylvania — 3.2%
Commonwealth of Pennsylvania GO
5.00%, 01/01/25	25	28,873
5.00%, 08/15/25	25	29,187
5.00%, 09/15/25	55	64,282
5.00%, 09/15/25 (AGM-CR)	20	23,469
First Series, 5.00%, 08/15/25	25	29,187
County of Bucks PA GO, 5.00%, 06/01/25	15	17,764
Delaware County Authority RB, 5.00%, 12/01/25	35	41,519
Pennsylvania Turnpike Commission RB
5.00%, 06/01/25	10	11,508
5.00%, 12/01/25	40	46,937

		292,726

Rhode Island — 0.7%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/25	55	64,133

Tennessee — 0.8%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/25	15	17,906
County of Shelby TN GO, 5.00%, 04/01/25	10	11,799
Metropolitan Government of Nashville & Davidson County TN GO, 5.00%, 07/01/25	10	11,869
Tennessee State School Bond Authority RB, 5.00%, 11/01/25	30	35,697

		77,271

Texas — 13.7%
Alvin Independent School District, 5.00%, 02/15/25	25	29,303
Arlington Independent School District/TX GO, 5.00%, 02/15/25 (PSF)	25	29,221
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/25	25	28,501
City of Arlington TX GOL, 5.00%, 08/15/25	20	23,601
City of Austin TX GOL, 5.00%, 09/01/25	20	23,674
City of Frisco TX GOL, 5.00%, 02/15/25	20	23,451
City of Houston TX Combined Utility System Revenue RB
0.00%, 12/01/25(a)	20	17,064
5.00%, 11/15/25	25	29,716
City of Plano TX GO, 5.00%, 09/01/25	55	65,028
County of Montgomery TX GO, 5.00%, 03/01/25	40	46,818
Denton Independent School District GO, 5.00%, 08/15/25	45	53,103
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/25(a)	40	34,540
Judson Independent School District GO, 5.00%, 02/01/25 (PSF)	20	23,360
Killeen Independent School District GO, 5.00%, 02/15/25	20	23,455
Klein Independent School District GO, 5.00%, 08/01/25	20	23,636

Security	Par (000)	Value

Texas (continued)
Leander Independent School District GO, 0.00%, 08/15/25(a)	$95	$81,367
Lewisville Independent School District GO, 5.00%, 08/15/25	25	29,468
Lone Star College System GOL, 5.00%, 02/15/25	10	11,707
Lower Colorado River Authority RB, 5.00%, 05/15/25	40	46,459
North East Independent School District/TX GO, 5.00%, 08/01/25	50	58,964
North Texas Municipal Water District GO, 5.00%, 06/01/25	40	46,961
Northside Independent School District GO, 5.00%, 08/15/25	20	23,629
Permanent University Fund - University of Texas System RB, 5.00%, 07/01/25	45	53,200
Round Rock Independent School District GO, 5.00%, 08/01/25	30	35,473
San Antonio Independent School District/TX GO, 5.00%, 08/15/25	30	35,545
San Antonio Water System RB, 5.00%, 05/15/25	60	70,456
Spring Independent School District GO
5.00%, 08/15/25	25	29,671
5.00%, 08/15/25 (PSF)	25	29,671
State of Texas GO, 5.00%, 08/01/25	60	71,148
Texas Transportation Commission State Highway Fund RB, 5.00%, 10/01/25	20	23,832
Texas Water Development Board RB, 5.00%, 10/15/25	65	77,434
University of Texas System (The) RB, 5.00%, 08/15/25	50	59,477

		1,258,933

Utah — 0.8%
Davis School District GO, 5.00%, 06/01/25	15	17,754
University of Utah (The) RB, 4.00%, 08/01/25	20	22,488
Utah State Building Ownership Authority RB, 5.00%, 05/15/25	25	29,486

		69,728

Vermont — 0.2%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/25	15	17,710

Virginia — 1.6%
Virginia College Building Authority RB, 5.00%, 02/01/25	20	23,533
Virginia Commonwealth Transportation Board RB, 5.00%, 09/15/25	45	53,661
Virginia Public Building Authority RB, 5.00%, 08/01/25	50	59,390
Virginia Resources Authority RB, 5.00%, 11/01/25	10	12,002

		148,586

Washington — 9.0%
City of Seattle WA Municipal Light & Power Revenue RB, 5.00%, 04/01/25	45	52,893
City of Seattle WA Water System Revenue RB, 5.00%, 05/01/25	10	11,785
City of Vancouver WA GOL, 5.00%, 12/01/25	90	106,953
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/25	15	17,514
Clark County School District No. 114 Evergreen GO, 5.00%, 12/01/25	60	71,597
Clark County School District No. 122 Ridgefield GO, 5.00%, 12/01/25	35	41,666
County of King WA GOL, 5.00%, 12/01/25	35	41,914
County of Kitsap WA GOL, 5.00%, 06/01/25	20	23,639
Energy Northwest RB
5.00%, 07/01/25	30	35,586
Series C, 5.00%, 07/01/25	25	29,655
Pierce County School District No 10 Tacoma GO, 5.00%, 12/01/25	60	71,584
Pierce County School District No 402 Franklin Pierce GO, 5.00%, 12/01/25	20	23,866
Port of Tacoma WA RB, 4.00%, 12/01/25	50	56,077
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/25 (GTD)	40	47,732
Snohomish County School District No. 4 Lake Stevens GO, 5.00%, 12/01/25	25	29,832

388

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2025 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/25	$10	$11,916
State of Washington COP, 5.00%, 07/01/25	20	23,605
State of Washington GO
0.00%, 12/01/25(a)	90	76,994
5.00%, 02/01/25	20	23,508
5.00%, 08/01/25	25	29,678

		827,994

West Virginia — 0.1%
State of West Virginia GO, 5.00%, 06/01/25	10	11,806

Wisconsin — 1.2%
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/25	25	29,541
State of Wisconsin GO
4.00%, 11/01/25	30	33,873
Series 2, 5.00%, 11/01/25	40	47,708

		111,122

Total Municipal Debt Obligations — 98.6% (Cost: $8,820,917)		9,036,925

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 1.24%(b)(c)	51	$50,835

Total Short-Term Investments — 0.6% (Cost: $50,829)		50,835

Total Investments in Securities — 99.2% (Cost: $8,871,746)		9,087,760

Other Assets, Less Liabilities — 0.8%		72,806

Net Assets — 100.0%		$9,160,566

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 11/13/18(a) (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	—	51	51	$50,835	$226	$118	$6

(a)	The Fund commenced operations on November 13, 2018.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$9,036,925	$—	$9,036,925
Money Market Funds	50,835	—	—	50,835

	$50,835	$9,036,925	$—	$9,087,760

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AGM-CR	AGM Insured Custodial Receipt	RB	Revenue Bond
AMBAC	Ambac Assurance Corp.	SAW	State Aid Withholding
COP	Certificates of Participation
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.

389

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	$596	$578,847

Aerospace & Defense — 1.7%
Boeing Co. (The), 2.25%, 06/15/26 (Call 03/15/26)	365	339,282
General Dynamics Corp., 2.13%, 08/15/26 (Call 05/15/26)	405	375,139
L3 Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	470	468,017
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	1,353	1,371,157
United Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	920	854,524

		3,408,119

Agriculture — 1.1%
Altria Group Inc., 2.63%, 09/16/26 (Call 06/16/26)(a)	375	332,700
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	780	733,028
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	379	333,994
Philip Morris International Inc., 2.75%, 02/25/26 (Call 11/25/25)	795	748,572

		2,148,294

Airlines — 0.4%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 10/01/26	117	114,427
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	250	235,427
United Airlines Pass Through Trust, Series 2014-2, Class A, 3.75%, 09/03/26	539	532,651

		882,505

Apparel — 0.4%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	845	802,099

Auto Manufacturers — 1.5%
American Honda Finance Corp., 2.30%, 09/09/26	295	272,615
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	687	613,175
Ford Motor Credit Co. LLC, 4.39%, 01/08/26	1,035	932,256
General Motors Financial Co. Inc.
4.00%, 10/06/26 (Call 07/06/26)	680	626,892
5.25%, 03/01/26 (Call 12/01/25)	589	588,081

		3,033,019

Auto Parts & Equiptment — 0.1%
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	270	267,419

Banks — 27.5%
Bank of America Corp.
3.50%, 04/19/26	1,611	1,594,987
4.25%, 10/22/26	1,065	1,076,768
4.45%, 03/03/26	1,474	1,511,513
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	690	647,365
2.80%, 05/04/26 (Call 02/04/26)	480	461,635
Bank One Corp., 7.63%, 10/15/26	150	182,847
Barclays PLC, 4.38%, 01/12/26	1,535	1,514,569
BPCE SA, 3.38%, 12/02/26(a)	400	386,104
Branch Banking & Trust Co., 3.80%, 10/30/26 (Call 09/30/26)	600	605,106
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	1,644	1,579,884
3.40%, 05/01/26	1,185	1,156,501
3.70%, 01/12/26	1,220	1,218,756
4.30%, 11/20/26	855	861,019
4.60%, 03/09/26	865	888,606
Cooperatieve Rabobank UA, 3.75%, 07/21/26	865	829,224

Security	Par (000)	Value

Banks (continued)
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 04/17/26	$1,150	$1,168,837
Deutsche Bank AG, 4.10%, 01/13/26	235	218,686
Deutsche Bank AG/New York NY, 4.10%, 01/13/26	100	92,171
Discover Bank, 3.45%, 07/27/26 (Call 04/27/26)	1,035	975,829
Fifth Third Bank/Cincinnati OH, 3.85%, 03/15/26 (Call 02/15/26)	465	461,801
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	1,258	1,215,618
3.75%, 02/25/26 (Call 11/25/25)	1,328	1,318,213
HSBC Holdings PLC
3.90%, 05/25/26	1,360	1,353,540
4.30%, 03/08/26(a)	1,835	1,870,067
4.38%, 11/23/26	750	753,592
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	1,555	1,484,932
3.20%, 06/15/26 (Call 03/15/26)	1,016	986,160
3.30%, 04/01/26 (Call 01/01/26)	2,072	2,030,249
4.13%, 12/15/26(a)	963	980,026
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	450	434,732
Lloyds Banking Group PLC, 4.65%, 03/24/26	810	790,447
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(a)	665	625,772
3.85%, 03/01/26	1,885	1,910,956
Mizuho Financial Group Inc., 2.84%, 09/13/26	485	458,155
Morgan Stanley
3.13%, 07/27/26(a)	1,945	1,864,730
3.88%, 01/27/26	1,616	1,626,552
4.35%, 09/08/26	1,945	1,965,714
6.25%, 08/09/26	150	171,395
National Australia Bank Ltd./New York
2.50%, 07/12/26	555	512,559
3.38%, 01/14/26(a)	750	736,335
Royal Bank of Canada, 4.65%, 01/27/26(a)	973	1,020,706
Royal Bank of Scotland Group PLC, 4.80%, 04/05/26	845	847,619
State Street Corp., 2.65%, 05/19/26(a)	475	454,618
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26(a)	1,664	1,553,527
3.01%, 10/19/26	391	373,550
3.78%, 03/09/26	856	864,166
SunTrust Bank/Atlanta GA, 3.30%, 05/15/26 (Call 04/15/26)	350	336,536
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)	610	596,177
Series V, 2.38%, 07/22/26 (Call 06/22/26)	919	859,669
Wachovia Corp., 7.57%, 08/01/26(b)	150	179,180
Wells Fargo & Co.
3.00%, 04/22/26	2,147	2,058,501
3.00%, 10/23/26	1,921	1,835,304
4.10%, 06/03/26(a)	1,477	1,489,702
Westpac Banking Corp.
2.70%, 08/19/26	687	644,701
2.85%, 05/13/26	1,057	1,005,862

		54,641,770

Beverages — 4.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(c)	4,403	4,326,916
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	250	245,520

390

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Co. (The)
2.25%, 09/01/26	$461	$430,819
2.55%, 06/01/26	545	522,900
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	455	442,178
Keurig Dr Pepper Inc., 2.55%, 09/15/26 (Call 06/15/26)	325	289,559
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	1,468	1,365,343
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	870	820,636
2.85%, 02/24/26 (Call 11/24/25)	340	333,057

		8,776,928

Biotechnology — 1.3%
Amgen Inc., 2.60%, 08/19/26 (Call 05/19/26)	826	772,079
Gilead Sciences Inc., 3.65%, 03/01/26 (Call 12/01/25)	1,868	1,872,931

		2,645,010

Building Materials — 0.6%
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	150	149,571
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	424	417,458
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	300	300,144
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	245	220,774

		1,087,947

Chemicals — 0.8%
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	215	210,223
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)(a)	750	738,412
Sherwin-Williams Co. (The), 3.95%, 01/15/26 (Call 10/15/25)	60	59,492
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	508	477,403

		1,485,530

Commercial Services — 0.7%
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	479	456,200
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	415	435,136
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)	490	502,181

		1,393,517

Computers — 3.4%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	1,258	1,192,571
3.25%, 02/23/26 (Call 11/23/25)	1,999	2,002,198
Dell International LLC/EMC Corp., 6.02%, 06/15/26 (Call 03/15/26)(c)	2,579	2,696,216
International Business Machines Corp., 3.45%, 02/19/26(a)	885	881,841

		6,772,826

Cosmetics & Personal Care — 0.7%
Procter & Gamble Co. (The)
2.45%, 11/03/26	860	822,246
2.70%, 02/02/26(a)	150	146,798
Unilever Capital Corp., 2.00%, 07/28/26	525	480,863

		1,449,907

Diversified Financial Services — 1.9%
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	250	236,050
Brookfield Finance Inc., 4.25%, 06/02/26 (Call 03/02/26)	240	236,705
Capital One Financial Corp., 3.75%, 07/28/26 (Call 06/28/26)	853	813,404
Charles Schwab Corp. (The), 3.45%, 02/13/26 (Call 11/13/25)	155	154,991
Invesco Finance PLC, 3.75%, 01/15/26	265	261,287
Legg Mason Inc., 4.75%, 03/15/26	350	354,200
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	615	604,385
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	441	432,409
Raymond James Financial Inc., 3.63%, 09/15/26(a)	307	292,298

Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial, 3.70%, 08/04/26 (Call 05/04/26)	$330	$300,808

		3,686,537

Electric — 4.9%
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	125	121,719
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	485	479,796
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	90	83,428
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26 (Call 06/01/26)	25	23,215
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	245	234,742
CMS Energy Corp., 3.00%, 05/15/26 (Call 02/15/26)	320	302,746
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	199	187,844
Dominion Energy Inc., Series D, 2.85%, 08/15/26 (Call 05/15/26)	125	116,758
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	450	417,874
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(a)	370	359,474
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	981	914,743
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	550	523,165
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	50	48,625
Entergy Arkansas Inc., 3.50%, 04/01/26 (Call 01/01/26)	400	397,432
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	491	457,656
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	100	92,035
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	496	478,124
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	755	702,512
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	275	260,598
ITC Holdings Corp., 3.25%, 06/30/26 (Call 03/30/26)	165	158,697
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	420	394,682
Public Service Electric & Gas Co., 2.25%, 09/15/26 (Call 06/15/26)	270	248,981
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	170	156,737
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	150	141,342
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	1,190	1,137,985
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	345	320,553
Virginia Electric & Power Co., Series A, 3.15%, 01/15/26 (Call 10/15/25)	815	798,651
Westar Energy Inc., 2.55%, 07/01/26 (Call 04/01/26)	25	23,447
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	225	219,740

		9,803,301

Electrical Components & Equipment — 0.0%
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	90	85,626

Electronics — 1.0%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	165	154,869
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	210	206,350
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	870	829,815
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	917	879,238

		2,070,272

Environmental Control — 0.1%
Republic Services Inc., 2.90%, 07/01/26 (Call 04/01/26)	250	238,763

Food — 1.9%
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	100	94,603
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	300	279,114
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	260	242,624
Kellogg Co., 3.25%, 04/01/26(a)	635	604,577

391

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	$1,337	$1,239,733
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	562	506,132
3.50%, 02/01/26 (Call 11/01/25)	340	327,481
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	455	439,521

		3,733,785

Forest Products & Paper — 0.2%
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)(a)	325	324,405

Gas — 0.2%
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	395	370,629
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	25	23,635

		394,264

Health Care - Products — 1.7%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	1,120	1,143,945
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	810	754,491
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	587	581,541
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	837	792,865

		3,272,842

Health Care - Services — 1.1%
HCA Inc., 5.25%, 06/15/26 (Call 12/15/25)	800	841,000
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	325	309,429
UnitedHealth Group Inc., 3.10%, 03/15/26	963	951,358

		2,101,787

Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	100	96,469

Housewares — 0.6%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	1,220	1,170,065

Insurance — 4.0%
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	75	71,093
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	300	299,772
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	400	379,512
American International Group Inc., 3.90%, 04/01/26 (Call 01/01/26)	892	884,079
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(a)	375	381,083
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	1,515	1,503,895
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	535	533,588
CNA Financial Corp., 4.50%, 03/01/26 (Call 12/01/25)	555	565,051
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	50	50,189
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	265	259,607
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	440	444,435
Manulife Financial Corp., 4.15%, 03/04/26(a)	666	690,149
Marsh & McLennan Companies Inc., 3.75%, 03/14/26 (Call 12/14/25)	470	470,174
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	445	426,403
Principal Financial Group Inc., 3.10%, 11/15/26 (Call 08/15/26)	295	280,701
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	250	246,820
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	135	136,183
Voya Financial Inc., 3.65%, 06/15/26	415	397,831

		8,020,565

Security	Par (000)	Value

Internet — 1.1%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	$1,015	$940,438
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	640	628,301
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	336	344,743
JD.com Inc., 3.88%, 04/29/26	200	186,694

		2,100,176

Iron & Steel — 0.6%
Vale Overseas Ltd., 6.25%, 08/10/26(a)	1,200	1,278,936

Lodging — 0.3%
Hyatt Hotels Corp., 4.85%, 03/15/26 (Call 12/15/25)	225	231,174
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	465	434,738

		665,912

Machinery — 0.9%
Caterpillar Financial Services Corp., 2.40%, 08/09/26	25	23,170
John Deere Capital Corp., 2.65%, 06/10/26	215	204,712
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	413	407,379
Wabtec Corp., 3.45%, 11/15/26 (Call 08/15/26)	685	607,458
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	560	539,443

		1,782,162

Manufacturing — 0.5%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)	395	368,697
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	485	465,571
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	125	123,689

		957,957

Media — 2.7%
21st Century Fox America Inc., 3.38%, 11/15/26 (Call 08/15/26)	210	208,654
CBS Corp., 4.00%, 01/15/26 (Call 10/15/25)	600	596,022
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	1,810	1,769,800
Discovery Communications LLC, 4.90%, 03/11/26 (Call 12/11/25)	450	461,506
Grupo Televisa SAB, 4.63%, 01/30/26 (Call 10/30/25)	200	200,008
Walt Disney Co. (The)
1.85%, 07/30/26	1,102	1,000,517
3.00%, 02/13/26	196	193,744
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	460	428,200
3.88%, 01/15/26 (Call 10/15/25)	520	513,495

		5,371,946

Oil & Gas — 5.1%
Anadarko Petroleum Corp., 5.55%, 03/15/26 (Call 12/15/25)	986	1,056,440
BP Capital Markets America Inc., 3.12%, 05/04/26 (Call 02/04/26)	708	689,302
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	1,113	1,097,607
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	911	998,957
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	332	346,877
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	1,267	1,257,624
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	665	690,263
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)(c)	500	518,500
Occidental Petroleum Corp., 3.40%, 04/15/26 (Call 01/15/26)	890	891,451
Pioneer Natural Resources Co., 4.45%, 01/15/26 (Call 10/15/25)	295	308,068
Shell International Finance BV
2.50%, 09/12/26	391	371,919
2.88%, 05/10/26	1,180	1,151,763
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	722	687,575

		10,066,346

392

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.3%
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	$50	$45,667
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)(c)	470	483,790

		529,457

Pharmaceuticals — 4.6%
AbbVie Inc., 3.20%, 05/14/26 (Call 02/14/26)	1,052	996,191
CVS Health Corp., 2.88%, 06/01/26 (Call 03/01/26)	924	863,072
Express Scripts Holding Co., 4.50%, 02/25/26 (Call 11/27/25)	1,101	1,138,412
Johnson & Johnson, 2.45%, 03/01/26 (Call 12/01/25)	1,050	1,005,606
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)(a)	1,355	1,280,082
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	400	370,964
Pfizer Inc.
2.75%, 06/03/26	745	727,314
3.00%, 12/15/26(a)	1,023	1,007,512
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	1,811	1,699,098

		9,088,251

Pipelines — 3.4%
Boardwalk Pipelines LP, 5.95%, 06/01/26 (Call 03/01/26)	285	294,528
Buckeye Partners LP, 3.95%, 12/01/26 (Call 09/01/26)	445	400,865
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	429	440,038
Energy Transfer Operating LP, 4.75%, 01/15/26 (Call 10/15/25)	590	592,171
Enterprise Products Operating LLC, 3.70%, 02/15/26 (Call 11/15/25)	665	665,785
EQM Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	25	23,116
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	150	159,343
Phillips 66 Partners LP, 3.55%, 10/01/26 (Call 07/01/26)	75	71,458
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26 (Call 09/15/26)	330	327,739
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (Call 12/31/25)	1,021	1,108,132
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	436	416,293
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26 (Call 04/15/26)(a)	400	381,204
TransCanada PipeLines Ltd., 4.88%, 01/15/26 (Call 10/15/25)	399	422,322
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	615	751,155
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	375	377,501
Western Gas Partners LP, 4.65%, 07/01/26 (Call 04/01/26)	287	283,143

		6,714,793

Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	285	292,242

Real Estate Investment Trusts — 6.2%
Alexandria Real Estate Equities Inc., 4.30%, 01/15/26 (Call 10/15/25)	50	50,289
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	449	430,923
4.40%, 02/15/26 (Call 11/15/25)(a)	455	465,715
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	325	308,659
2.95%, 05/11/26 (Call 02/11/26)	270	258,679
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	675	622,910
3.65%, 02/01/26 (Call 11/03/25)	700	687,694

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	$400	$389,256
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	190	176,778
Crown Castle International Corp.
3.70%, 06/15/26 (Call 03/15/26)	830	809,731
4.45%, 02/15/26 (Call 11/15/25)	344	352,046
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)(a)	130	120,918
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	50	47,982
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	350	349,132
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	512	486,175
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	100	96,795
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26	400	409,880
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	190	181,239
Hospitality Properties Trust, 5.25%, 02/15/26 (Call 08/15/25)	340	338,501
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26 (Call 11/01/25)	150	149,308
Kimco Realty Corp., 2.80%, 10/01/26 (Call 07/01/26)	310	283,882
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	75	68,678
Liberty Property LP, 3.25%, 10/01/26 (Call 07/01/26)	115	109,058
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	400	379,804
National Retail Properties Inc., 3.60%, 12/15/26 (Call 09/15/26)	200	194,160
Omega Healthcare Investors Inc., 5.25%, 01/15/26 (Call 10/15/25)	365	374,078
Realty Income Corp., 4.13%, 10/15/26 (Call 07/15/26)	650	660,952
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	225	211,351
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)	472	460,441
3.30%, 01/15/26 (Call 10/15/25)	606	595,256
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	150	148,128
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	240	222,998
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	422	396,967
4.13%, 01/15/26 (Call 10/15/25)	286	286,686
VEREIT Operating Partnership LP, 4.88%, 06/01/26 (Call 03/01/26)	405	411,687
Welltower Inc., 4.25%, 04/01/26 (Call 01/01/26)	534	538,678
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)	150	148,412

		12,223,826

Retail — 3.3%
AutoZone Inc., 3.13%, 04/21/26 (Call 01/21/26)(a)	85	80,740
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	890	823,953
3.00%, 04/01/26 (Call 01/01/26)	631	621,384
Lowe’s Companies Inc., 2.50%, 04/15/26 (Call 01/15/26)	995	913,281
McDonald’s Corp., 3.70%, 01/30/26 (Call 10/30/25)	1,219	1,230,641
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	215	208,881
Starbucks Corp., 2.45%, 06/15/26 (Call 03/15/26)	205	188,606
Target Corp., 2.50%, 04/15/26(a)	633	607,167
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	662	615,428
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	1,230	1,181,403

		6,471,484

Semiconductors — 1.0%
Analog Devices Inc., 3.50%, 12/05/26 (Call 09/05/26)	585	563,788
Intel Corp., 2.60%, 05/19/26 (Call 02/19/26)	530	509,775
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	645	624,360

393

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(c)	$350	$369,541

		2,067,464

Software — 2.8%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	672	643,480
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	100	95,660
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	150	155,874
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	730	678,783
Microsoft Corp., 2.40%, 08/08/26 (Call 05/08/26)	2,380	2,272,043
Oracle Corp., 2.65%, 07/15/26 (Call 04/15/26)	1,874	1,782,999

		5,628,839

Telecommunications — 2.2%
AT&T Inc., 4.13%, 02/17/26 (Call 11/17/25)	1,634	1,648,902
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	700	664,818
2.95%, 02/28/26(a)	680	672,996
Rogers Communications Inc., 2.90%, 11/15/26 (Call 08/15/26)	100	94,099
Verizon Communications Inc., 2.63%, 08/15/26	1,482	1,383,254

		4,464,069

Transportation — 1.1%
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	105	101,306
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)	770	712,242
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	577	558,594
Norfolk Southern Corp., 2.90%, 06/15/26 (Call 03/15/26)	460	441,687
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	275	262,204
United Parcel Service Inc., 2.40%, 11/15/26 (Call 08/15/26)(a)	125	116,889

		2,192,922

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.0%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	$75	$69,464

Total Corporate Bonds & Notes — 98.8% (Cost: $197,167,642)		196,338,664

Short-Term Investments

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(d)(e)(f)	15,132	15,136,480
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	1,884	1,884,301

		17,020,781

Total Short-Term Investments — 8.6% (Cost: $17,017,699)		17,020,781

Total Investments in Securities — 107.4% (Cost: $214,185,341)		213,359,445

Other Assets, Less Liabilities — (7.4)%		(14,710,947)

Net Assets — 100.0%		$198,648,498

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,067	6,065	15,132	$15,136,480	$9,206	(a)	$176	$2,017
BlackRock Cash Funds: Treasury, SL Agency Shares	1,582	302	1,884	1,884,301	8,667		—	—

				$17,020,781	$17,873		$176	$2,017

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

394

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2026 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$196,338,664	$—	$196,338,664
Money Market Funds	17,020,781	—	—	17,020,781

	$17,020,781	$196,338,664	$—	$213,359,445

395

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.2%
Boeing Co. (The), 2.80%, 03/01/27 (Call 12/01/26)	$265	$254,911
Embraer Netherlands Finance BV, 5.40%, 02/01/27	340	359,237
General Dynamics Corp., 2.63%, 11/15/27 (Call 08/15/27)	295	280,162
Northrop Grumman Corp., 3.20%, 02/01/27 (Call 11/01/26)	615	594,478
Raytheon Co., 7.20%, 08/15/27	75	95,229
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	805	776,535
United Technologies Corp., 3.13%, 05/04/27 (Call 01/04/27)	785	749,997

		3,110,549

Agriculture — 1.7%
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	1,955	1,790,037
Bunge Ltd. Finance Corp., 3.75%, 09/25/27 (Call 06/25/27)	310	277,187
Philip Morris International Inc., 3.13%, 08/17/27 (Call 05/17/27)	305	290,479

		2,357,703

Airlines — 0.8%
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 05/01/27	497	478,427
Series 2015-2, Class AA, 3.60%, 03/22/29	132	129,738
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 08/15/29	337	324,883
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	270	259,918

		1,192,966

Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC, 3.82%, 11/02/27 (Call 08/02/27)	325	273,036
General Motors Co., 4.20%, 10/01/27 (Call 07/01/27)	395	364,802
General Motors Financial Co. Inc., 4.35%, 01/17/27 (Call 10/17/26)	695	653,210
Toyota Motor Credit Corp., 3.20%, 01/11/27	375	373,597

		1,664,645

Auto Parts & Equiptment — 0.3%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	465	433,287

Banks — 15.7%
Banco Santander SA, 4.25%, 04/11/27	600	584,898
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	1,335	1,277,181
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,150	1,151,713
Bank of New York Mellon Corp. (The), 3.25%, 05/16/27 (Call 02/16/27)	595	587,307
Bank One Corp., 8.00%, 04/29/27	95	117,791
Citigroup Inc., 4.45%, 09/29/27	2,110	2,143,338
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	1,745	1,722,943
5.95%, 01/15/27(a)	450	496,224
ING Groep NV, 3.95%, 03/29/27	750	732,803
JPMorgan Chase & Co.
3.63%, 12/01/27 (Call 12/01/26)(a)	760	730,656
4.25%, 10/01/27	925	939,412
Lloyds Banking Group PLC, 3.75%, 01/11/27	700	672,805
Manufacturers & Traders Trust Co., 3.40%, 08/17/27 (a)	295	294,460
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	765	744,276
3.68%, 02/22/27	330	330,446
Mizuho Financial Group Inc.
3.17%, 09/11/27	405	389,484
3.66%, 02/28/27	450	449,118

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
3.63%, 01/20/27	$1,750	$1,720,862
3.95%, 04/23/27	1,040	1,014,551
PNC Bank N.A., 3.10%, 10/25/27 (Call 09/25/27)	360	350,471
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27 (Call 04/19/27)	475	465,039
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)(a)	525	515,639
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27(a)	825	804,854
3.36%, 07/12/27	625	610,863
3.45%, 01/11/27	655	644,592
U.S. Bancorp., Series X, 3.15%, 04/27/27 (Call 03/27/27)	820	806,281
Wells Fargo & Co., 4.30%, 07/22/27	1,390	1,417,244
Westpac Banking Corp., 3.35%, 03/08/27	590	576,973

		22,292,224

Beverages — 1.0%
Coca-Cola Co. (The), 2.90%, 05/25/27(a)	315	306,917
Constellation Brands Inc., 3.50%, 05/09/27 (Call 02/09/27)	340	325,094
Keurig Dr Pepper Inc., 3.43%, 06/15/27 (Call 03/15/27)	50	46,860
PepsiCo Inc., 3.00%, 10/15/27 (Call 07/15/27)	695	682,525

		1,361,396

Biotechnology — 1.3%
Amgen Inc., 3.20%, 11/02/27 (Call 08/02/27)	670	642,215
Celgene Corp., 3.45%, 11/15/27 (Call 08/15/27)	560	535,326
Gilead Sciences Inc., 2.95%, 03/01/27 (Call 12/01/26)	670	639,743

		1,817,284

Building Materials — 0.6%
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 12/01/26)	25	23,213
3.50%, 12/15/27 (Call 09/15/27)	395	366,734
Masco Corp., 3.50%, 11/15/27 (Call 08/15/27)	255	235,138
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)(a)	175	167,879

		792,964

Chemicals — 1.5%
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	590	561,338
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	540	525,296
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	345	329,354
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	800	765,152

		2,181,140

Commercial Services — 0.4%
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	403	395,581
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	150	142,200

		537,781

Computers — 3.7%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)(a)	870	841,334
3.00%, 06/20/27 (Call 03/20/27)	396	386,559
3.00%, 11/13/27 (Call 08/13/27)(a)	625	608,938
3.20%, 05/11/27 (Call 02/11/27)	1,065	1,054,914
3.35%, 02/09/27 (Call 11/09/26)	1,125	1,128,307
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	430	415,750
International Business Machines Corp.
3.30%, 01/27/27(a)	340	333,802
6.22%, 08/01/27	200	232,678
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	370	335,842

		5,338,124

396

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.9%
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27 (Call 12/15/26)	$174	$170,748
Procter & Gamble Co. (The), 2.85%, 08/11/27	380	372,830
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)(a)	720	698,443

		1,242,021

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 07/21/27 (Call 04/21/27)	465	417,361
Air Lease Corp.
3.63%, 04/01/27 (Call 01/01/27)	315	289,661
3.63%, 12/01/27 (Call 09/01/27)	275	250,613
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	1,040	1,037,442
Capital One Financial Corp., 3.75%, 03/09/27 (Call 02/09/27)	795	769,266
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	310	306,233
Charles Schwab Corp. (The), 3.20%, 03/02/27 (Call 12/02/26)	425	415,314
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	625	607,869
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	395	374,389
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	255	248,028
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	230	223,277
Jefferies Group LLC, 6.45%, 06/08/27	125	131,733
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	455	437,064
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	150	143,225
National Rural Utilities Cooperative Finance Corp., 3.05%, 04/25/27 (Call 01/25/27)	150	144,993
ORIX Corp., 3.70%, 07/18/27	125	122,546
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	585	534,479
TD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)	595	581,589
Visa Inc., 2.75%, 09/15/27 (Call 06/15/27)	590	568,925

		7,604,007

Electric — 5.1%
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	280	268,010
Appalachian Power Co., Series X, 3.30%, 06/01/27 (Call 03/01/27)	115	110,540
Black Hills Corp., 3.15%, 01/15/27 (Call 07/15/26)	50	46,784
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	125	120,668
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	275	265,636
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	265	253,992
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	275	270,435
Consolidated Edison Co. of New York Inc., 3.13%, 11/15/27 (Call 08/15/27)	225	219,386
DTE Energy Co., 3.80%, 03/15/27 (Call 12/15/26)	325	320,557
Duke Energy Corp., 3.15%, 08/15/27 (Call 05/15/27)(a)	560	535,696
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	290	284,099
Entergy Louisiana LLC, 3.12%, 09/01/27 (Call 06/01/27)	375	360,761
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	815	799,189
Georgia Power Co., 3.25%, 03/30/27 (Call 12/30/26)	310	291,273
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	130	128,111
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)(a)	465	448,134
MidAmerican Energy Co., 3.10%, 05/01/27 (Call 02/01/27)	200	195,556

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	$810	$784,939
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	300	293,361
Public Service Electric & Gas Co., 3.00%, 05/15/27 (Call 02/15/27)	185	178,908
Sempra Energy, 3.25%, 06/15/27 (Call 03/15/27)	350	324,002
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	175	168,581
Virginia Electric & Power Co., Series A, 3.50%, 03/15/27 (Call 12/15/26)	590	586,973
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	50	48,026

		7,303,617

Electrical Components & Equipment — 0.0%
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	25	23,092

Electronics — 0.6%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	255	234,771
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	250	252,350
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	275	271,059
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)(a)	175	164,768

		922,948

Environmental Control — 0.7%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	475	464,061
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)(a)	595	579,560

		1,043,621

Food — 2.2%
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	365	343,991
JM Smucker Co. (The), 3.38%, 12/15/27 (Call 09/15/27)	430	406,010
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)(a)	335	317,510
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	340	326,645
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	505	482,593
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	390	373,499
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	845	815,205

		3,065,453

Forest Products & Paper — 1.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	200	189,954
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	485	498,440
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	740	694,734

		1,383,128

Gas — 0.8%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)(a)	350	338,730
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	175	164,440
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	630	609,059

		1,112,229

Health Care - Products — 1.8%
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	1,305	1,272,323
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	695	694,076
Thermo Fisher Scientific Inc., 3.20%, 08/15/27 (Call 05/15/27)	580	553,314

		2,519,713

Health Care - Services — 3.0%
Anthem Inc., 3.65%, 12/01/27 (Call 09/01/27)	950	934,886
Cigna Holding Co., 3.05%, 10/15/27 (Call 07/15/27)	485	451,938
HCA Inc., 4.50%, 02/15/27 (Call 08/15/26)	700	705,278

397

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	$425	$421,638
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	450	427,266
UnitedHealth Group Inc.
2.95%, 10/15/27	540	523,033
3.38%, 04/15/27	370	370,636
3.45%, 01/15/27	415	418,374

		4,253,049

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	100	93,984

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	365	347,487
Clorox Co. (The), 3.10%, 10/01/27 (Call 07/01/27)	175	168,672

		516,159

Insurance — 1.9%
Aon Corp., 8.21%, 01/01/27	350	407,715
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	355	344,123
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	775	677,358
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	360	340,441
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	205	192,323
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	330	322,951
Progressive Corp. (The), 2.45%, 01/15/27	180	167,434
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	100	96,518
XLIT Ltd., 6.25%, 05/15/27	135	155,213

		2,704,076

Internet — 2.9%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	1,480	1,418,950
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	1,750	1,737,225
Baidu Inc., 3.63%, 07/06/27	460	440,307
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	550	529,172

		4,125,654

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	200	236,252

Machinery — 0.4%
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	390	361,409
John Deere Capital Corp., 2.80%, 09/08/27	250	238,825

		600,234

Manufacturing — 1.3%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	475	461,624
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	455	431,608
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	365	350,374
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	125	123,264
Parker-Hannifin Corp., 3.25%, 03/01/27 (Call 12/01/26)	285	277,416
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	190	182,676

		1,826,962

Media — 2.3%
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	475	430,635
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	816	745,987
3.30%, 02/01/27 (Call 11/01/26)	695	680,690
Walt Disney Co. (The), 2.95%, 06/15/27(a)	635	621,271
Warner Media LLC, 3.80%, 02/15/27 (Call 11/15/26)	810	791,443

		3,270,026

Security	Par (000)	Value

Mining — 0.2%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	$200	$180,020
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	180	168,761

		348,781

Oil & Gas — 4.7%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	965	928,745
3.59%, 04/14/27 (Call 01/14/27)	300	299,958
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	500	489,640
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	805	789,568
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	675	646,306
Cimarex Energy Co., 3.90%, 05/15/27 (Call 02/15/27)(a)	516	497,929
Concho Resources Inc., 3.75%, 10/01/27 (Call 07/01/27)	590	573,887
Eni USA Inc., 7.30%, 11/15/27	125	148,255
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)(a)	720	651,881
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	520	501,472
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	655	657,391
Occidental Petroleum Corp., 3.00%, 02/15/27 (Call 11/15/26)	580	565,013

		6,750,045

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	715	674,266

Packaging & Containers — 0.3%
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	255	242,059
WRKCo Inc., 3.38%, 09/15/27 (Call 06/15/27)(b)	155	144,466

		386,525

Pharmaceuticals — 3.8%
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	325	307,967
AstraZeneca PLC, 3.13%, 06/12/27 (Call 03/12/27)	450	427,374
Bristol-Myers Squibb Co., 3.25%, 02/27/27	545	524,339
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	820	760,378
CVS Health Corp., 6.25%, 06/01/27	200	227,318
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	455	447,306
5.50%, 03/15/27	200	229,148
Express Scripts Holding Co., 3.40%, 03/01/27 (Call 12/01/26)	915	880,212
Johnson & Johnson, 2.95%, 03/03/27 (Call 12/03/26)	560	551,516
Novartis Capital Corp., 3.10%, 05/17/27 (Call 02/17/27)	675	668,884
Zoetis Inc., 3.00%, 09/12/27 (Call 06/15/27)	425	398,926

		5,423,368

Pipelines — 4.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27 (Call 09/01/27)(a)	410	399,976
Boardwalk Pipelines LP, 4.45%, 07/15/27 (Call 04/15/27)	200	188,460
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	195	176,313
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	445	426,461
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	565	556,971
Energy Transfer Operating LP, 4.20%, 04/15/27 (Call 01/15/27)	350	336,473
Enterprise Products Operating LLC, 3.95%, 02/15/27 (Call 11/15/26)	365	367,843
MPLX LP, 4.13%, 03/01/27 (Call 12/01/26)	800	782,464
ONEOK Inc., 4.00%, 07/13/27 (Call 04/13/27)	225	220,052
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27 (Call 09/15/26)	815	842,327
Sunoco Logistics Partners Operations LP, 4.00%, 10/01/27 (Call 07/01/27)	405	383,883

398

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	$395	$382,344
Williams Companies Inc. (The), 3.75%, 06/15/27 (Call 03/15/27)	860	836,273

		5,899,840

Real Estate Investment Trusts — 7.0%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27 (Call 10/15/26)	125	122,470
American Campus Communities Operating Partnership LP, 3.63%, 11/15/27 (Call 08/15/27)	300	285,249
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	200	187,196
3.55%, 07/15/27 (Call 04/15/27)(a)	410	393,584
AvalonBay Communities Inc., 3.35%, 05/15/27 (Call 02/15/27)	360	351,972
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	200	189,530
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	250	238,662
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	770	744,282
4.00%, 03/01/27 (Call 12/01/26)	150	148,344
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 06/15/27)	635	609,606
Duke Realty LP, 3.38%, 12/15/27 (Call 09/15/27)	250	239,505
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	200	195,030
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	235	228,056
Essex Portfolio LP, 3.63%, 05/01/27 (Call 02/01/27)	80	77,697
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	275	263,013
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	350	336,658
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)(a)	250	243,742
Hospitality Properties Trust, 4.95%, 02/15/27 (Call 08/15/26)	225	219,107
Hudson Pacific Properties LP, 3.95%, 11/01/27	250	232,803
Kimco Realty Corp., 3.80%, 04/01/27 (Call 01/01/27)(a)	260	255,008
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	300	288,138
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	275	265,930
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	330	316,490
Omega Healthcare Investors Inc., 4.50%, 04/01/27 (Call 01/01/27)	396	385,320
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	125	120,230
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	465	440,388
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)	378	355,615
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	255	245,670
Simon Property Group LP
3.38%, 06/15/27 (Call 03/15/27)	415	406,239
3.38%, 12/01/27 (Call 09/01/27)	495	483,709
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	175	177,396
UDR Inc., 3.50%, 07/01/27 (Call 04/01/27)	150	143,304
Ventas Realty LP, 3.85%, 04/01/27 (Call 01/01/27)	275	268,768
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	375	355,605
Weyerhaeuser Co., 6.95%, 10/01/27(a)	120	140,065

		9,954,381

Retail — 3.3%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	270	240,940
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	230	226,564
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	565	553,672
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	230	223,215

Security	Par (000)	Value

Retail (continued)
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	$220	$217,791
Home Depot Inc. (The), 2.80%, 09/14/27 (Call 06/14/27)(a)	680	657,009
Lowe’s Companies Inc., 3.10%, 05/03/27 (Call 02/03/27)	865	817,434
McDonald’s Corp., 3.50%, 03/01/27 (Call 12/01/26)	550	544,280
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)	225	213,208
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	410	396,691
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	305	285,907
Walmart Inc., 5.88%, 04/05/27	270	319,040

		4,695,751

Semiconductors — 3.9%
Applied Materials Inc., 3.30%, 04/01/27 (Call 01/01/27)(a)	770	757,919
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	2,565	2,360,775
Intel Corp., 3.15%, 05/11/27 (Call 02/11/27)	590	586,778
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	305	285,303
QUALCOMM Inc., 3.25%, 05/20/27 (Call 02/20/27)	1,225	1,163,738
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	340	329,960

		5,484,473

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(a)	275	263,557

Software — 4.0%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	295	279,102
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	310	293,480
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	175	167,379
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	405	387,678
Microsoft Corp., 3.30%, 02/06/27 (Call 11/06/26)	2,325	2,353,528
Oracle Corp., 3.25%, 11/15/27 (Call 08/15/27)	1,535	1,512,819
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	805	758,729

		5,752,715

Telecommunications — 3.0%
AT&T Inc., 4.25%, 03/01/27 (Call 12/01/26)	1,075	1,086,524
Telefonica Emisiones SAU, 4.10%, 03/08/27(a)	870	864,797
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	350	326,700
3.70%, 09/15/27 (Call 06/15/27)	190	187,798
Verizon Communications Inc., 4.13%, 03/16/27	1,745	1,787,212

		4,253,031

Textiles — 0.3%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	466	462,337

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	150	138,560

Transportation — 1.6%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)(a)	425	426,402
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	640	618,784
FedEx Corp., 3.30%, 03/15/27 (Call 12/15/26)	225	214,736
Norfolk Southern Corp., 3.15%, 06/01/27 (Call 03/01/27)	230	222,755
Union Pacific Corp., 3.00%, 04/15/27 (Call 01/15/27)	50	48,063
United Parcel Service Inc., 3.05%, 11/15/27 (Call 08/15/27)	770	749,379

		2,280,119

Trucking & Leasing — 0.1%
GATX Corp., 3.85%, 03/30/27 (Call 12/30/26)	210	200,703

399

Schedule of Investments (unaudited) (continued) January 31,2019	iShares® iBonds® Dec 2027 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.3%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	$405	$385,807

Total Corporate Bonds & Notes — 98.7% (Cost: $142,325,052)		140,280,547

Short-Term Investments

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	12,591	12,594,958
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,341	1,341,472

		13,936,430

Total Short-Term Investments — 9.8% (Cost: $13,933,246)		13,936,430

Total Investments in Securities — 108.5% (Cost: $156,258,298)		154,216,977

Other Assets, Less Liabilities — (8.5)%		(12,145,641)

Net Assets — 100.0%		$142,071,336

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	18,684	—		(6,093	)(a)	12,591	$12,594,958	$16,793	(b)	$172	$1,076
BlackRock Cash Funds: Treasury, SL Agency Shares	974	367	(a)	—		1,341	1,341,472	4,917		—	—
PNC Bank N.A., 3.10%, 10/25/27(c)	360	—		—		360	N/A	3,162		—	14,330
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27(c)	475	—		—		475	N/A	3,916		—	18,805

							$13,936,430	$28,788		$172	$34,211

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$140,280,547	$—	$140,280,547
Money Market Funds	13,936,430	—	—	13,936,430

	$13,936,430	$140,280,547	$—	$154,216,977

400

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$75	$75,859

Aerospace & Defense — 4.3%
General Dynamics Corp., 3.75%, 05/15/28 (Call 02/15/28)	275	283,690
Harris Corp., 4.40%, 06/15/28 (Call 03/15/28)	155	160,256
L3 Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)(a)	185	190,648
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)(a)	360	348,156
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	130	127,813
United Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	450	462,897

		1,573,460

Agriculture — 0.2%
Philip Morris International Inc., 3.13%, 03/02/28 (Call 12/02/27)	90	85,650

Airlines — 1.6%
American Airlines Pass Through Trust, Series 2016-3, Class AA, 3.00%, 10/15/28(a)	115	108,671
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	125	119,701
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	146	145,279
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 07/07/28	143	135,995
Series 2016-2, Class AA, 2.88%, 10/07/28	85	79,656

		589,302

Auto Manufacturers — 1.7%
American Honda Finance Corp., 3.50%, 02/15/28	105	104,413
Ford Motor Co., 6.63%, 10/01/28	130	129,402
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	175	169,994
General Motors Financial Co. Inc., 3.85%, 01/05/28 (Call 10/05/27)	25	22,310
Toyota Motor Corp., 3.67%, 07/20/28	105	107,777
Toyota Motor Credit Corp., 3.05%, 01/11/28	100	97,542

		631,438

Banks — 10.8%
Banco Santander SA, 4.38%, 04/12/28	200	195,634
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	100	94,432
3.40%, 01/29/28 (Call 10/29/27)	118	117,928
3.85%, 04/28/28	150	155,730
Barclays PLC, 4.34%, 01/10/28 (Call 01/10/27)	225	216,450
Citigroup Inc., 4.13%, 07/25/28	330	327,007
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	250	253,885
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	155	155,634
ING Groep NV, 4.55%, 10/02/28	200	202,818
KeyCorp., 4.10%, 04/30/28	225	229,491
Lloyds Banking Group PLC, 4.38%, 03/22/28	525	522,669
Mitsubishi UFJ Financial Group Inc., 4.05%, 09/11/28(a)	400	412,872
Northern Trust Corp., 3.65%, 08/03/28 (Call 05/03/28)(a)	100	102,718
PNC Bank N.A., 3.25%, 01/22/28 (Call 12/23/27)	250	246,400
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	90	89,028
3.94%, 07/19/28	200	204,044
4.31%, 10/16/28	125	131,325
U.S. Bancorp., 3.90%, 04/26/28 (Call 03/24/28)	100	103,799
Westpac Banking Corp., 3.40%, 01/25/28(a)	210	206,109

		3,967,973

Security	Par (000)	Value

Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28 (Call 01/13/28)	$375	$371,914
Constellation Brands Inc., 3.60%, 02/15/28 (Call 11/15/27)	200	191,232
Keurig Dr Pepper Inc., 4.60%, 05/25/28 (Call 02/25/28)(b)	350	358,655

		921,801

Biotechnology — 0.7%
Celgene Corp., 3.90%, 02/20/28 (Call 11/20/27)(a)	245	242,854

Chemicals — 2.0%
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(b)	25	26,135
DowDuPont Inc., 4.73%, 11/15/28 (Call 08/15/28)	375	397,545
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	25	25,531
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	125	128,890
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)	165	161,436

		739,537

Commercial Services — 0.8%
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	100	99,594
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	115	109,965
Total System Services Inc., 4.45%, 06/01/28 (Call 03/01/28)	100	99,521

		309,080

Cosmetics & Personal Care — 1.0%
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	375	379,200

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.88%, 01/23/28 (Call 10/23/27)	150	136,851
Air Lease Corp., 4.63%, 10/01/28 (Call 07/01/28)	50	49,051
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	140	131,818
Capital One Financial Corp., 3.80%, 01/31/28 (Call 12/31/27)(a)	255	246,685
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	85	82,624
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	75	77,076
E*TRADE Financial Corp., 4.50%, 06/20/28 (Call 03/20/28)	65	64,359
Intercontinental Exchange Inc., 3.75%, 09/21/28 (Call 06/21/28)	95	96,161
Lazard Group LLC, 4.50%, 09/19/28 (Call 06/19/28)(a)	100	101,172
Mastercard Inc., 3.50%, 02/26/28 (Call 11/26/27)	100	101,943
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28 (Call 11/07/27)	175	173,369
3.90%, 11/01/28 (Call 08/01/28)	25	25,687

		1,286,796

Electric — 7.0%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	50	50,580
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	25	25,789
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	25	25,822
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	100	103,018
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	130	126,489
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	100	101,413
Commonwealth Edison Co., 3.70%, 08/15/28 (Call 05/15/28)	75	76,063
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	25	25,638
Series D, 4.00%, 12/01/28 (Call 09/01/28)	25	26,105
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	25	25,721
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	50	51,083
Duke Energy Carolinas LLC, Series A, 6.00%, 12/01/28	25	29,565
Duke Energy Florida LLC, 3.80%, 07/15/28 (Call 04/15/28)	25	25,603
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	300	305,094
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	100	87,169
Enel Chile SA, 4.88%, 06/12/28	175	179,522

401

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	$55	$53,275
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	50	46,754
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	100	101,733
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	125	127,212
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	75	74,023
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	50	50,235
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	25,479
Public Service Electric & Gas Co.
3.65%, 09/01/28 (Call 06/01/28)	130	131,998
3.70%, 05/01/28 (Call 02/01/28)	50	50,897
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	181	168,802
South Carolina Electric & Gas Co., 4.25%, 08/15/28 (Call 05/15/28)	25	26,251
Southern California Edison Co., Series B, 3.65%, 03/01/28 (Call 12/01/27)	60	56,995
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	175	177,555
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28 (Call 01/01/28)	125	126,776
Xcel Energy Inc., 4.00%, 06/15/28 (Call 12/15/27)	100	102,532

		2,585,191

Electrical Components & Equipment — 0.3%
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	100	94,066

Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	125	115,114
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	165	147,470
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	110	108,393

		370,977

Engineering & Construction — 0.4%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(a)	135	130,750

Environmental Control — 0.5%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	167	170,100
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	25	25,835

		195,935

Food — 2.3%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	230	221,170
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)	200	202,444
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	150	151,246
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)(a)	130	131,290
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	125	126,443

		832,593

Gas — 0.4%
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	50	50,632
National Fuel Gas Co., 4.75%, 09/01/28 (Call 06/01/28)	25	24,936
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	85	83,932

		159,500

Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	25	24,419

Health Care - Products — 1.0%
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	165	165,747
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	100	101,824
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	100	99,040

		366,611

Security	Par (000)	Value

Health Care - Services — 1.6%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	$25	$25,545
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	225	226,741
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	50	50,685
UnitedHealth Group Inc.
3.85%, 06/15/28	215	223,325
3.88%, 12/15/28	50	52,046

		578,342

Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	25	25,749
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	100	102,279

		128,028

Insurance — 3.6%
American International Group Inc., 4.20%, 04/01/28 (Call 01/01/28)	175	175,541
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	25	25,770
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	45	45,128
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	125	116,913
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	350	342,468
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	110	108,296
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)(a)	90	88,425
Prudential Financial Inc., 3.88%, 03/27/28 (Call 12/27/27)	160	163,766
Torchmark Corp., 4.55%, 09/15/28 (Call 06/15/28)	100	102,751
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	150	151,177

		1,320,235

Internet — 0.7%
Booking Holdings Inc., 3.55%, 03/15/28 (Call 12/15/27)	85	81,654
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	200	187,110

		268,764

Iron & Steel — 0.6%
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	225	226,739

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	85	79,942

Lodging — 1.2%
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	165	162,814
Marriott International Inc./MD, Series X, 4.00%, 04/15/28 (Call 01/15/28)	80	78,737
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	190	189,207

		430,758

Machinery — 1.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	170	174,236
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	75	73,763
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	75	75,470
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	150	151,185
Wabtec Corp., 4.70%, 09/15/28 (Call 06/15/28)	200	190,216

		664,870

Manufacturing — 0.8%
3M Co., 3.63%, 09/14/28 (Call 06/14/28)	175	179,944
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	125	124,914

		304,858

Media — 4.9%
CBS Corp.
3.38%, 02/15/28 (Call 11/15/27)	40	37,183
3.70%, 06/01/28 (Call 03/01/28)	125	118,725

402

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	$150	$140,291
4.20%, 03/15/28 (Call 12/15/27)	250	241,435
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	250	240,240
3.55%, 05/01/28 (Call 02/01/28)	400	396,384
4.15%, 10/15/28 (Call 07/15/28)	375	388,020
Discovery Communications LLC, 3.95%, 03/20/28 (Call 12/20/27)	250	237,752

		1,800,030

Metal Fabricate & Hardware — 0.3%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	100	97,526

Mining — 0.5%
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	160	203,658

Oil & Gas — 4.6%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	125	122,789
BP Capital Markets America Inc.
3.94%, 09/21/28 (Call 06/21/28)	25	25,787
4.23%, 11/06/28 (Call 08/06/28)	175	185,181
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	275	279,128
Concho Resources Inc., 4.30%, 08/15/28 (Call 05/15/28)	165	167,133
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	175	174,130
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)(b)	100	95,539
Noble Energy Inc., 3.85%, 01/15/28 (Call 10/15/27)	140	132,726
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	25	22,578
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)(a)	150	150,159
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	25	26,192
Total Capital SA, 3.88%, 10/11/28	175	182,523
Valero Energy Corp., 4.35%, 06/01/28 (Call 03/01/28)(a)	140	142,215

		1,706,080

Packaging & Containers — 0.3%
WRKCo Inc., 4.00%, 03/15/28 (Call 12/15/27)(a)(b)	120	117,202

Pharmaceuticals — 9.9%
AbbVie Inc., 4.25%, 11/14/28 (Call 08/14/28)	300	298,335
Cigna Corp., 4.38%, 10/15/28 (Call 07/15/28)(a)(b)	625	641,750
CVS Health Corp., 4.30%, 03/25/28 (Call 12/25/27)	1,100	1,114,861
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	257	266,758
Johnson & Johnson, 2.90%, 01/15/28 (Call 10/15/27)	250	243,950
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	110	107,933
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	130	124,610
Pfizer Inc., 3.60%, 09/15/28 (Call 06/15/28)	200	203,974
Pharmacia LLC, 6.60%, 12/01/28	100	124,125
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	200	204,992
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)(b)	200	209,990
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	130	129,933

		3,671,211

Pipelines — 5.3%
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	165	164,462
Energy Transfer Operating LP, 4.95%, 06/15/28 (Call 03/15/28)	158	159,934
Enterprise Products Operating LLC, 4.15%, 10/16/28 (Call 07/16/28)	175	178,421
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	160	161,000
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	240	242,239
MPLX LP, 4.00%, 03/15/28 (Call 12/15/27)	200	192,744

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	$122	$123,831
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	82	78,263
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	225	221,002
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	25	29,566
TransCanada PipeLines Ltd., 4.25%, 05/15/28 (Call 02/15/28)	225	230,693
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (Call 12/15/27)	65	64,398
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	21	21,178
Western Gas Partners LP
4.50%, 03/01/28 (Call 12/01/27)	50	48,169
4.75%, 08/15/28 (Call 05/15/28)	50	49,018

		1,964,918

Real Estate Investment Trusts — 6.0%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	60	58,451
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	83	79,942
American Tower Corp., 3.60%, 01/15/28 (Call 10/15/27)	165	159,007
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	25	24,021
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	75	77,657
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	75	76,520
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	175	170,110
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	75	75,688
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	50	50,233
EPR Properties, 4.95%, 04/15/28 (Call 01/15/28)	50	50,347
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	115	113,395
4.15%, 12/01/28 (Call 09/01/28)	25	25,843
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28 (Call 03/03/28)	110	114,600
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	40	37,907
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)(a)	60	58,964
Hospitality Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	100	89,239
Kilroy Realty LP, 4.75%, 12/15/28 (Call 09/15/28)	25	25,866
National Retail Properties Inc., 4.30%, 10/15/28 (Call 07/15/28)	125	126,880
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	75	74,462
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	30	28,087
Prologis LP, 3.88%, 09/15/28 (Call 06/15/28)	25	25,612
Realty Income Corp., 3.65%, 01/15/28 (Call 10/15/27)	130	127,539
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	25	24,810
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	105	94,178
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	65	63,401
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	225	221,497
Welltower Inc., 4.25%, 04/15/28 (Call 01/15/28)	125	125,797

		2,200,053

Retail — 3.8%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	110	104,593
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	85	84,637
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	185	175,258
Home Depot Inc. (The), 3.90%, 12/06/28 (Call 09/06/28)	25	26,169
McDonald’s Corp., 3.80%, 04/01/28 (Call 01/01/28)	140	140,689
Nordstrom Inc., 6.95%, 03/15/28	25	27,998
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	85	86,445
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	100	97,529
4.00%, 11/15/28 (Call 08/15/28)	165	166,985

403

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc., 3.70%, 06/26/28 (Call 03/26/28)	$485	$500,952

		1,411,255

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	230	204,153
Marvell Technology Group Ltd., 4.88%, 06/22/28 (Call 03/22/28)	50	49,527
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	25	26,844

		280,524

Software — 1.4%
Fiserv Inc., 4.20%, 10/01/28 (Call 07/01/28)	150	149,752
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	350	358,358

		508,110

Telecommunications — 4.9%
AT&T Inc., 4.10%, 02/15/28 (Call 11/15/27)(a)	545	540,787
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	150	145,854
Verizon Communications Inc., 4.33%, 09/21/28	625	646,300
Vodafone Group PLC, 4.38%, 05/30/28	475	473,000

		1,805,941

Transportation — 2.3%
Canadian National Railway Co., 6.90%, 07/15/28	50	63,278
Canadian Pacific Railway Co., 4.00%, 06/01/28 (Call 03/01/28)	70	71,959
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	85	85,737
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	155	155,463
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	130	124,134
4.20%, 10/17/28 (Call 07/17/28)(a)	25	25,356
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	65	63,780
Norfolk Southern Corp., 3.80%, 08/01/28 (Call 05/01/28)	75	76,037
Union Pacific Corp., 3.95%, 09/10/28 (Call 06/10/28)	190	194,699

		860,443

Trucking & Leasing — 0.3%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	50	46,148
4.55%, 11/07/28 (Call 08/07/28)	60	60,066

		106,214

Security	Par/ Shares (000)	Value

Water — 0.3%
American Water Capital Corp., 3.75%, 09/01/28 (Call 06/01/28)	$125	$126,523

Total Corporate Bonds & Notes — 98.7% (Cost: $35,558,563)		36,425,216

Short-Term Investments

Money Market Funds — 13.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	4,654	4,655,085
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	128	127,836

		4,782,921

Total Short-Term Investments — 13.0% (Cost: $4,782,041)		4,782,921

Total Investments in Securities — 111.7% (Cost: $40,340,604)		41,208,137

Other Assets, Less Liabilities — (11.7)%		(4,312,349)

Net Assets — 100.0%		$36,895,788

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	225	4,429	(a)	—		4,654	$4,655,085	$2,755	(b)	$30	$ 880
BlackRock Cash Funds: Treasury, SL Agency Shares	274	—		(146	)(a)	128	127,836	775		—	—
PNC Bank N.A., 3.25%, 01/22/28(c)	250	—		—		250	N/A	2,362		—	10,487

							$4,782,921	$5,892		$30	$ 11,367

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

404

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Dec 2028 Term Corporate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$36,425,216	$—	$36,425,216
Money Market Funds	4,782,921	—	—	4,782,921

	$4,782,921	$36,425,216	$—	$41,208,137

405

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Boeing Capital Corp., 4.70%, 10/27/19	$195	$197,824
Boeing Co. (The), 4.88%, 02/15/20	148	151,220
Lockheed Martin Corp., 4.25%, 11/15/19	305	308,318
United Technologies Corp., 1.50%, 11/01/19(a)	245	242,403

		899,765

Agriculture — 1.2%
Altria Group Inc. 2.63%, 01/14/20 (Call 12/14/19)	335	333,710
9.25%, 08/06/19	265	273,250
Philip Morris International Inc. 1.88%, 11/01/19	125	124,081
4.50%, 03/26/20	590	601,187
Reynolds American Inc., 8.13%, 06/23/19	215	219,089

		1,551,317

Airlines — 0.2%
Delta Air Lines Inc., 2.88%, 03/13/20	285	283,176

Auto Manufacturers — 4.5%
American Honda Finance Corp. 2.00%, 02/14/20	550	545,231
2.25%, 08/15/19	440	438,693
Series A, 2.15%, 03/13/20	25	24,784
Ford Motor Credit Co. LLC 1.90%, 08/12/19	200	198,364
2.02%, 05/03/19	515	513,208
2.46%, 03/27/20	200	196,350
2.60%, 11/04/19(a)	200	198,524
2.68%, 01/09/20	500	495,150
8.13%, 01/15/20	300	311,805
General Motors Financial Co. Inc. 2.40%, 05/09/19	460	459,342
3.15%, 01/15/20 (Call 12/15/19)	690	689,489
PACCAR Financial Corp., 1.30%, 05/10/19	300	298,911
Toyota Motor Credit Corp. 1.40%, 05/20/19(a)	325	323,791
2.13%, 07/18/19	365	364,095
2.15%, 03/12/20	535	531,571
2.20%, 01/10/20(a)	250	248,715

		5,838,023

Banks — 36.0%
Australia & New Zealand Banking Group Ltd./ New York NY
1.60%, 07/15/19	250	248,760
2.25%, 06/13/19(a)	250	249,575
Bank of America Corp. 7.63%, 06/01/19(a)	720	730,850
Series L, 2.65%, 04/01/19	525	524,932
Bank of Montreal 1.50%, 07/18/19	300	298,344
1.75%, 09/11/19	120	119,308
2.10%, 12/12/19	510	507,363
Bank of New York Mellon Corp. (The) 2.30%, 09/11/19 (Call 08/11/19)(a)	570	568,347
Series G, 2.15%, 02/24/20 (Call 01/24/20)	490	486,609
Series G, 2.20%, 05/15/19 (Call 04/15/19)(a)	375	374,475
Bank of Nova Scotia (The) 1.65%, 06/14/19	630	627,253
2.05%, 06/05/19(a)	355	354,212
Barclays Bank PLC, 6.75%, 05/22/19	300	303,300

Security	Par (000)	Value

Banks (continued)
Barclays PLC, 2.75%, 11/08/19(a)	$700	$698,173
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	677	674,603
6.85%, 04/30/19	200	201,928
BPCE SA
2.25%, 01/27/20	250	248,470
2.50%, 07/15/19	250	249,672
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)(a)	250	249,168
2.10%, 01/15/20 (Call 12/15/19)	350	347,522
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19	480	476,640
Capital One N.A
1.85%, 09/13/19 (Call 08/13/19)	500	496,660
2.35%, 01/31/20 (Call 12/31/19)	815	809,629
Citigroup Inc.
2.40%, 02/18/20(a)	620	616,968
2.45%, 01/10/20 (Call 12/10/19)	680	677,192
2.50%, 07/29/19	735	733,721
2.55%, 04/08/19	710	709,751
8.50%, 05/22/19(a)	282	286,769
Citizens Bank N.A./Providence RI, 2.25%, 03/02/20
(Call 02/03/20)	450	446,427
Comerica Inc., 2.13%, 05/23/19 (Call 04/23/19)	50	49,897
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	249,250
2.30%, 03/12/20	250	248,458
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	248,238
2.25%, 01/14/20	320	318,458
Credit Suisse AG/New York NY
2.30%, 05/28/19	750	748,927
5.30%, 08/13/19(a)	300	303,840
5.40%, 01/14/20	540	551,016
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	530	526,894
Deutsche Bank AG, 2.85%, 05/10/19	523	522,127
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	198,440
2.38%, 04/25/19 (Call 03/25/19)	200	199,854
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	575	572,614
2.55%, 10/23/19(a)	905	902,285
5.38%, 03/15/20	1,105	1,133,476
HSBC USA Inc.
2.25%, 06/23/19	300	299,355
2.35%, 03/05/20	700	695,709
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	249,762
2.38%, 03/10/20 (Call 02/10/20)	200	198,762
JPMorgan Chase & Co.
2.20%, 10/22/19	675	672,077
2.25%, 01/23/20 (Call 12/23/19)	1,365	1,356,400
4.95%, 03/25/20	665	680,608
6.30%, 04/23/19	599	603,714
KeyBank N.A./Cleveland OH 1.60%, 08/22/19	250	248,493
2.50%, 12/15/19	490	488,520
Manufacturers & Traders Trust Co., 2.10%, 02/06/20 (Call 01/06/20)	250	248,030

406

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.38%, 07/23/19	$550	$548,883
2.65%, 01/27/20	1,120	1,116,226
5.50%, 01/26/20	200	204,856
5.63%, 09/23/19	1,350	1,372,423
7.30%, 05/13/19(a)	800	810,048
MUFG Union Bank N.A., 2.25%, 05/06/19 (Call 04/06/19)	250	249,490
National Australia Bank Ltd./New York, 2.25%, 01/10/20	250	248,713
PNC Bank N.A
1.45%, 07/29/19 (Call 06/29/19)	175	173,980
2.25%, 07/02/19 (Call 06/02/19)(a)	250	249,495
2.40%, 10/18/19 (Call 09/18/19)	500	498,590
PNC Financial Services Group Inc. (The), 5.13%, 02/08/20	510	520,950
Royal Bank of Canada
1.63%, 04/15/19	605	603,814
2.13%, 03/02/20	655	651,293
2.15%, 03/06/20(a)	432	428,868
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	200	204,148
Santander UK PLC
2.35%, 09/10/19	342	340,707
2.38%, 03/16/20	508	503,535
Skandinaviska Enskilda Banken AB, 1.50%, 09/13/19(a)	315	312,297
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	350	349,177
2.45%, 01/16/20	500	498,000
2.51%, 01/17/20	500	498,295
SunTrust Bank/Atlanta GA, 2.25%, 01/31/20 (Call 12/31/19)	407	404,273
SunTrust Banks Inc., 2.50%, 05/01/19 (Call 04/01/19)(a)	50	49,967
Svenska Handelsbanken AB
1.50%, 09/06/19	315	312,499
2.25%, 06/17/19	250	249,565
Toronto-Dominion Bank (The)
1.90%, 10/24/19	350	347,910
2.13%, 07/02/19	520	518,908
2.25%, 11/05/19(a)	765	762,368
U.S. Bancorp., 2.20%, 04/25/19 (Call 03/25/19)	281	280,722
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	370	367,070
2.13%, 10/28/19 (Call 09/28/19)	770	766,396
2.35%, 01/23/20 (Call 12/23/19)	500	497,900
UBS AG/Stamford CT
2.35%, 03/26/20	250	248,143
2.38%, 08/14/19	800	798,752
Wells Fargo & Co.
2.13%, 04/22/19	767	766,103
Series N, 2.15%, 01/30/20	1,209	1,200,658
Wells Fargo Bank N.A
1.75%, 05/24/19(a)	450	448,704
2.15%, 12/06/19	250	248,598
2.40%, 01/15/20(a)	500	497,855
Westpac Banking Corp.
1.60%, 08/19/19	305	303,121
2.15%, 03/06/20	645	639,666
4.88%, 11/19/19(a)	915	929,649

		46,854,440

Beverages — 1.6%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19	500	514,845
Coca-Cola Co. (The), 1.38%, 05/30/19	275	273,889
Constellation Brands Inc., 2.00%, 11/07/19(a)	335	332,535

Security	Par (000)	Value

Beverages (continued)
Molson Coors Brewing Co.
1.45%, 07/15/19	$25	$24,785
2.25%, 03/15/20 (Call 02/15/20)	255	252,289
PepsiCo Inc.
1.55%, 05/02/19(a)	435	433,939
4.50%, 01/15/20	265	269,269

		2,101,551

Biotechnology — 1.1%
Amgen Inc., 2.20%, 05/22/19 (Call 04/22/19)	690	688,758
Celgene Corp., 2.25%, 05/15/19	220	219,600
Gilead Sciences Inc.
2.05%, 04/01/19	130	129,883
2.35%, 02/01/20	405	402,505

		1,440,746

Chemicals — 0.7%
Air Products & Chemicals Inc., 4.38%, 08/21/19	25	25,173
Eastman Chemical Co., 2.70%, 01/15/20 (Call 12/15/19)	139	138,518
LyondellBasell Industries NV, 5.00%, 04/15/19 (Call 02/09/19)	350	350,021
Methanex Corp., 3.25%, 12/15/19	100	99,665
Nutrien Ltd., 4.88%, 03/30/20	130	132,225
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	100	99,499

		845,101

Computers — 3.8%
Apple Inc.
1.10%, 08/02/19	145	143,878
1.55%, 02/07/20	740	732,600
1.80%, 11/13/19	25	24,835
1.90%, 02/07/20(a)	155	154,087
2.10%, 05/06/19	1,273	1,271,689
Dell International LLC/EMC Corp., 3.48%, 06/01/19(b)	1,193	1,193,418
DXC Technology Co., 2.88%, 03/27/20	55	54,674
IBM Credit LLC, 1.63%, 09/06/19(a)	350	347,739
International Business Machines Corp.
1.80%, 05/17/19	265	264,353
1.90%, 01/27/20	250	247,947
8.38%, 11/01/19(a)	450	468,513

		4,903,733

Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The), 1.90%, 11/01/19	195	193,746

Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.75%, 05/15/19	250	250,185
Air Lease Corp., 2.13%, 01/15/20	190	188,244
American Express Co., 8.13%, 05/20/19	250	253,858
American Express Credit Corp.
1.88%, 05/03/19 (Call 04/03/19)	50	49,898
2.20%, 03/03/20 (Call 02/01/20)	775	770,079
2.25%, 08/15/19(a)	743	741,157
Ameriprise Financial Inc., 5.30%, 03/15/20(a)	240	245,923
Capital One Financial Corp., 2.45%, 04/24/19 (Call 03/24/19)	500	499,595
International Lease Finance Corp.
5.88%, 04/01/19	240	240,926
6.25%, 05/15/19	410	413,256
Jefferies Group LLC, 8.50%, 07/15/19	180	184,163
Mastercard Inc., 2.00%, 04/01/19	125	124,875
Nasdaq Inc., 5.55%, 01/15/20	295	301,862
National Rural Utilities Cooperative Finance Corp., 2.00%, 01/27/20 (Call 12/27/19)	260	257,865

407

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc., 6.70%, 03/04/20	$325	$337,344
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	485	480,106
3.00%, 08/15/19 (Call 07/15/19)	225	224,532
TD Ameritrade Holding Corp., 5.60%, 12/01/19(a)	320	327,120

		5,890,988
Electric — 2.8%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20 (Call 01/01/20)(a)	175	174,193
Consolidated Edison Inc., Series A, 2.00%, 03/15/20	220	217,430
Dominion Energy Inc.
5.20%, 08/15/19	140	141,456
Series B, 1.60%, 08/15/19	300	297,588
DTE Energy Co., 2.40%, 12/01/19 (Call 11/01/19)	125	123,939
Duke Energy Corp., 5.05%, 09/15/19	345	349,320
Eversource Energy, 4.50%, 11/15/19(a)	160	161,624
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	295	294,274
5.20%, 10/01/19	140	141,695
Georgia Power Co.
2.00%, 03/30/20	120	118,518
4.25%, 12/01/19	575	581,026
Kansas City Power & Light Co., 7.15%, 04/01/19	120	120,784
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	75	74,569
2.70%, 09/15/19 (Call 08/14/19)	160	159,608
Portland General Electric Co., 6.10%, 04/15/19	25	25,153
Public Service Co. of Colorado, 5.13%, 06/01/19	120	120,870
Sempra Energy
2.40%, 02/01/20	100	99,045
2.40%, 03/15/20 (Call 02/15/20)	425	420,818

		3,621,910
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 4.88%, 10/15/19	160	162,277

Electronics — 0.5%
Honeywell International Inc.
1.40%, 10/30/19(a)	352	348,579
1.80%, 10/30/19(a)	250	248,260

		596,839
Environmental Control — 0.2%
Republic Services Inc., 5.00%, 03/01/20	270	275,756

Food — 1.5%
General Mills Inc., 2.20%, 10/21/19	350	347,903
JM Smucker Co. (The), 2.50%, 03/15/20	225	223,571
Kellogg Co., 4.15%, 11/15/19	75	75,634
Kraft Heinz Foods Co., 5.38%, 02/10/20	290	296,679
Kroger Co. (The)
1.50%, 09/30/19	285	282,250
6.15%, 01/15/20	120	123,466
Sysco Corp., 1.90%, 04/01/19	240	239,566
Tyson Foods Inc., 2.65%, 08/15/19 (Call 07/15/19)(a)	385	384,291

		1,973,360
Gas — 0.2%
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19 (Call 11/15/19)	200	199,204

Security	Par (000)	Value

Health Care - Products — 1.7%
Becton Dickinson and Co.
2.13%, 06/06/19	$300	$299,043
2.68%, 12/15/19	300	298,371
Boston Scientific Corp., 6.00%, 01/15/20	240	246,451
Life Technologies Corp., 6.00%, 03/01/20	355	364,493
Medtronic Inc., 2.50%, 03/15/20	884	882,002
Stryker Corp., 4.38%, 01/15/20(a)	50	50,667

		2,141,027
Health Care - Services — 1.1%
Anthem Inc., 2.25%, 08/15/19	365	363,989
HCA Inc., 6.50%, 02/15/20	345	355,188
Humana Inc., 2.63%, 10/01/19	125	124,687
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	175	174,090
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	130	128,890
2.70%, 04/01/19	190	189,791
UnitedHealth Group Inc., 2.30%, 12/15/19	150	149,412

		1,486,047
Holding Companies - Diversified — 0.4%
Ares Capital Corp., 3.88%, 01/15/20 (Call 12/15/19)	235	235,792
FS KKR Capital Corp.
4.00%, 07/15/19	150	150,270
4.25%, 01/15/20 (Call 12/15/19)	110	110,340

		496,402
Home Builders — 0.0%
DR Horton Inc., 4.00%, 02/15/20	50	50,266

Insurance — 1.9%
Allstate Corp. (The), 7.45%, 05/16/19	150	151,920
American International Group Inc., 2.30%, 07/16/19 (Call 06/16/19)(a)	555	553,612
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19	85	84,390
Berkshire Hathaway Inc., 2.10%, 08/14/19	390	388,565
Chubb INA Holdings Inc., 5.90%, 06/15/19	60	60,650
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	350	359,884
Marsh & McLennan Companies Inc., 2.35%, 03/06/20 (Call 02/06/20)	250	248,048
Protective Life Corp., 7.38%, 10/15/19	125	128,610
Prudential Financial Inc., 7.38%, 06/15/19	310	314,923
Travelers Companies Inc. (The), 5.90%, 06/02/19(a)	160	161,542
WR Berkley Corp., 7.38%, 09/15/19(a)	10	10,242

		2,462,386
Internet — 1.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	650	647,816
Amazon.com Inc., 2.60%, 12/05/19 (Call 11/05/19)	378	377,709
Baidu Inc., 2.75%, 06/09/19	200	199,824
eBay Inc., 2.20%, 08/01/19 (Call 07/01/19)	380	378,560

		1,603,909
Machinery — 2.1%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	305	303,774
2.00%, 03/05/20	295	292,805
2.10%, 06/09/19	395	394,091
2.10%, 01/10/20	370	367,747
2.25%, 12/01/19	25	24,889
CNH Industrial Capital LLC, 3.38%, 07/15/19	250	250,078
John Deere Capital Corp.
1.25%, 10/09/19	215	212,781
1.70%, 01/15/20	65	64,358

408

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.05%, 03/10/20	$125	$123,891
2.20%, 03/13/20	50	49,660
2.25%, 04/17/19	250	249,793
2.30%, 09/16/19	315	314,150
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)	130	128,904

		2,776,921
Manufacturing — 1.3%
3M Co., 1.63%, 06/15/19	320	318,701
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	412	408,753
5.50%, 01/08/20	380	387,817
6.00%, 08/07/19	410	415,367
Illinois Tool Works Inc., 6.25%, 04/01/19	175	175,976

		1,706,614
Media — 2.4%
CBS Corp., 2.30%, 08/15/19 (Call 07/15/19)	275	273,735
Comcast Corp.
5.15%, 03/01/20	395	404,334
5.70%, 07/01/19	275	278,157
Discovery Communications LLC
2.20%, 09/20/19	315	312,949
2.75%, 11/15/19 (Call 10/15/19)(a)(b)	25	24,868
Time Warner Cable LLC
5.00%, 02/01/20	615	624,674
8.25%, 04/01/19(a)	265	267,178
Walt Disney Co. (The)
1.85%, 05/30/19	365	364,077
1.95%, 03/04/20(a)	280	277,805
Warner Media LLC, 2.10%, 06/01/19	230	229,312

		3,057,089
Mining — 0.1%
Newmont Mining Corp., 5.13%, 10/01/19	140	141,575

Oil & Gas — 5.4%
BP Capital Markets PLC
1.68%, 05/03/19(a)	515	513,676
2.24%, 05/10/19	305	304,619
2.32%, 02/13/20	340	338,215
2.52%, 01/15/20	340	338,885
Cenovus Energy Inc., 5.70%, 10/15/19	129	130,584
Chevron Corp.
1.56%, 05/16/19	470	468,623
1.96%, 03/03/20 (Call 02/03/20)	630	625,483
2.19%, 11/15/19 (Call 10/15/19)	190	189,297
Encana Corp., 6.50%, 05/15/19	250	252,200
EOG Resources Inc., 5.63%, 06/01/19	280	282,335
EQT Corp., 8.13%, 06/01/19	300	304,089
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	620	615,344
Husky Energy Inc., 7.25%, 12/15/19	165	170,425
Pioneer Natural Resources Co., 7.50%, 01/15/20	165	171,607
Shell International Finance BV
1.38%, 05/10/19	300	299,049
1.38%, 09/12/19	310	307,523
4.30%, 09/22/19	740	747,178
4.38%, 03/25/20	360	366,847
Total Capital International SA, 2.10%, 06/19/19(a)	331	330,355
Valero Energy Corp., 6.13%, 02/01/20	283	290,966

		7,047,300

Security	Par (000)	Value

Packaging & Containers — 0.1%
WestRock RKT LLC, 3.50%, 03/01/20	$150	$150,180

Pharmaceuticals — 4.4%
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)(a)	950	949,268
AstraZeneca PLC, 1.95%, 09/18/19	290	288,335
Cardinal Health Inc., 1.95%, 06/14/19	325	323,950
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	490	488,314
3.13%, 03/09/20	295	295,263
Express Scripts Holding Co., 2.25%, 06/15/19	465	463,926
Express Scripts Inc., 7.25%, 06/15/19	25	25,340
Johnson & Johnson, 1.88%, 12/05/19(a)	215	213,491
Mead Johnson Nutrition Co., 4.90%, 11/01/19	85	86,182
Merck & Co. Inc., 1.85%, 02/10/20	300	297,609
Mylan NV, 2.50%, 06/07/19	246	245,260
Novartis Capital Corp., 1.80%, 02/14/20	260	257,782
Pfizer Inc.
1.70%, 12/15/19	25	24,779
2.10%, 05/15/19	790	788,894
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	925	917,776

		5,666,169
Pipelines — 2.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19 (Call 09/15/19)	100	101,147
Enable Midstream Partners LP, 2.40%, 05/15/19 (Call 04/15/19)	90	89,675
Enbridge Energy Partners LP, 5.20%, 03/15/20	45	46,051
Energy Transfer Operating LP, 9.00%, 04/15/19	125	126,390
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	180	179,499
5.25%, 01/31/20	255	260,352
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	85	88,033
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	540	539,984
Magellan Midstream Partners LP, 6.55%, 07/15/19	144	146,189
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	120	119,214
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	55	54,616
5.75%, 01/15/20	100	102,067
TransCanada PipeLines Ltd., 2.13%, 11/15/19	290	288,179
Williams Companies Inc. (The), 5.25%, 03/15/20	450	460,449

		2,601,845
Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20 (Call 12/15/19)	150	149,443
ERP Operating LP, 2.38%, 07/01/19 (Call 06/01/19)	225	224,521
HCP Inc., 2.63%, 02/01/20 (Call 11/01/19)	285	283,649
Office Properties Income Trust
3.60%, 02/01/20 (Call 01/01/20)	100	99,272
3.75%, 08/15/19 (Call 07/15/19)	150	149,946
Senior Housing Properties Trust, 3.25%, 05/01/19 (Call 02/01/19)	60	59,833
Welltower Inc., 4.13%, 04/01/19 (Call 03/18/19)(a)	300	300,213
Weyerhaeuser Co., 7.38%, 10/01/19	115	118,212

		1,385,089
Retail — 1.8%
AutoNation Inc., 5.50%, 02/01/20	135	137,850
Costco Wholesale Corp.
1.70%, 12/15/19	350	346,857
1.75%, 02/15/20	250	247,583

409

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The), 2.00%, 06/15/19 (Call 05/15/19)	$350	$349,090
McDonald’s Corp., 1.88%, 05/29/19	175	174,526
Target Corp., 2.30%, 06/26/19	296	295,461
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	290	289,498
Walmart Inc., 1.75%, 10/09/19	515	511,889

		2,352,754

Semiconductors — 1.1%
Analog Devices Inc., 2.85%, 03/12/20	275	274,508
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	785	778,822
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	310	309,175

		1,362,505

Software — 2.9%
Adobe Inc., 4.75%, 02/01/20	310	316,002
CA Inc., 5.38%, 12/01/19(a)	360	364,932
Microsoft Corp.
1.10%, 08/08/19	440	436,748
1.85%, 02/06/20	400	397,100
1.85%, 02/12/20 (Call 01/12/20)	850	843,251
4.20%, 06/01/19(a)	315	316,679
Oracle Corp.
2.25%, 10/08/19	590	589,074
5.00%, 07/08/19	550	555,274

		3,819,060

Telecommunications — 3.2%
America Movil SAB de CV
5.00%, 10/16/19	300	303,837
5.00%, 03/30/20	400	407,800
AT&T Inc., 5.20%, 03/15/20	555	568,470
Cisco Systems Inc.
1.40%, 09/20/19(a)	225	223,313
4.45%, 01/15/20	890	904,471
Deutsche Telekom International Finance BV, 6.00%, 07/08/19	325	329,114
Orange SA
1.63%, 11/03/19	390	385,831
5.38%, 07/08/19(a)	355	358,646
Telefonica Emisiones SAU, 5.88%, 07/15/19	320	323,882
Verizon Communications Inc., 2.63%, 02/21/20	385	384,788

		4,190,152

Transportation — 1.1%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	270	273,294
Canadian National Railway Co., 2.40%, 02/03/20	145	144,424
FedEx Corp., 2.30%, 02/01/20(a)	250	248,147

Security	Par/ Shares (000)	Value

Transportation (continued)
Norfolk Southern Corp., 5.90%, 06/15/19	$85	$85,911
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	145	144,513
2.55%, 06/01/19 (Call 05/01/19)	170	169,728
2.65%, 03/02/20 (Call 02/02/20)	180	179,014
United Parcel Service Inc., 5.13%, 04/01/19(a)	200	200,768

		1,445,799

Trucking & Leasing — 0.1%
GATX Corp., 2.60%, 03/30/20 (Call 02/28/20)	175	173,794

Total Corporate Bonds & Notes — 95.2%
(Cost: $124,163,446)		123,748,815

Investment Companies

Exchange Traded Funds — 2.4%
iShares iBonds Mar 2020 Term Corporate ex-Financials ETF(c)	128	3,145,261

Total Investment Companies — 2.4% (Cost $3,047,085)		3,145,261

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	9,674	9,676,525
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	2,920	2,920,202

		12,596,727

Total Short-Term Investments — 9.7%
(Cost: $12,594,532)		12,596,727

Total Investments in Securities — 107.3%
(Cost: $139,805,063)		139,490,803

Other Assets, Less Liabilities — (7.3)%		(9,452,528)

Net Assets — 100.0%		$130,038,275

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,100	—		(426	)(a)	9,674	$9,676,525	$7,552	(b)	$(601)	$1,386
BlackRock Cash Funds: Treasury, SL Agency Shares	2,815	105	(a)	—		2,920	2,920,202	21,541		—	—
iShares iBonds Mar 2020 Term Corporate ex-Financials
ETF	128	—		—		128	3,145,261	15,162		—	14,227

410

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19		Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

PNC Bank N.A
1.45%, 07/29/19(c)	175	—	—	175	$	N/A	$1,192	$—	$391
2.25%, 07/02/19(c)	250	—	—	250		N/A	1,194	—	835
2.40%, 10/18/19(c)	500	—	—	500		N/A	2,538	—	2,243
PNC Financial Services Group Inc. (The), 5.13%, 02/08/20(c)	510	—	—	510		N/A	3,491	—	2,247

						$15,741,988	$52,670	$(601)	$21,329

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$123,748,815	$—	$123,748,815
Investment Companies	3,145,261	—	—	3,145,261
Money Market Funds	12,596,727	—	—	12,596,727

	$15,741,988	$123,748,815	$—	$139,490,803

411

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.1%
Boeing Capital Corp., 4.70%, 10/27/19	$434	$440,284
Boeing Co. (The), 4.88%, 02/15/20(a)	478	488,401
Lockheed Martin Corp., 4.25%, 11/15/19	159	160,730
Northrop Grumman Corp., 5.05%, 08/01/19	82	82,864
Raytheon Co., 4.40%, 02/15/20(a)	336	341,517
United Technologies Corp., 1.50%, 11/01/19(a)	335	331,449

		1,845,245

Agriculture — 4.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	1,125	1,120,669
9.25%, 08/06/19	400	412,452
Philip Morris International Inc.
2.00%, 02/21/20	1,550	1,536,329
4.50%, 03/26/20	552	562,466
Reynolds American Inc., 8.13%, 06/23/19	129	131,453

		3,763,369

Airlines — 0.2%
Continental Airlines Inc. Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	87	89,426
Southwest Airlines Co., 2.75%, 11/06/19 (Call 10/06/19)	125	124,830

		214,256

Auto Manufacturers — 7.2%
American Honda Finance Corp.
1.20%, 07/12/19	701	696,261
2.00%, 02/14/20	400	396,532
2.25%, 08/15/19	700	697,921
Series A, 2.15%, 03/13/20	345	342,016
Ford Motor Credit Co. LLC
2.46%, 03/27/20	198	194,387
2.60%, 11/04/19	250	248,155
8.13%, 01/15/20	198	205,791
General Motors Financial Co. Inc.
2.40%, 05/09/19	275	274,607
3.15%, 01/15/20 (Call 12/15/19)	285	284,789
PACCAR Financial Corp.
1.30%, 05/10/19	518	516,120
1.95%, 02/27/20	250	247,680
2.20%, 09/15/19	25	24,876
Toyota Motor Credit Corp.
1.40%, 05/20/19	444	442,348
2.13%, 07/18/19	768	766,095
2.15%, 03/12/20	865	859,455

		6,197,033

Beverages — 3.9%
Anheuser-Busch InBev Worldwide Inc., 6.88%, 11/15/19(a)	100	102,969
Coca-Cola Co. (The), 1.38%, 05/30/19	700	697,172
Coca-Cola FEMSA SAB de CV, 4.63%, 02/15/20	198	201,128
Molson Coors Brewing Co., 2.25%, 03/15/20 (Call 02/15/20)(a)	200	197,874
PepsiCo Inc.
1.55%, 05/02/19	585	583,573
4.50%, 01/15/20	1,528	1,552,616

		3,335,332

Biotechnology — 2.3%
Amgen Inc., 2.20%, 05/22/19 (Call 04/22/19)	418	417,248

Security	Par (000)	Value

Biotechnology (continued)
Gilead Sciences Inc.
1.85%, 09/20/19	$750	$745,620
2.05%, 04/01/19	134	133,879
2.35%, 02/01/20	659	654,941

		1,951,688

Chemicals — 0.8%
Air Products & Chemicals Inc., 4.38%, 08/21/19	184	185,272
Eastman Chemical Co., 2.70%, 01/15/20 (Call 12/15/19)	78	77,729
LyondellBasell Industries NV, 5.00%, 04/15/19 (Call 02/09/19)	296	296,018
Nutrien Ltd., 4.88%, 03/30/20	100	101,712

		660,731

Commercial Services — 0.1%
Ecolab Inc., 2.25%, 01/12/20	50	49,696

Computers — 5.6%
Apple Inc.
1.10%, 08/02/19	500	496,130
1.55%, 02/07/20	600	594,000
1.90%, 02/07/20	250	248,528
2.10%, 05/06/19	795	794,181
Dell International LLC/EMC Corp., 3.48%, 06/01/19(b)	575	575,201
International Business Machines Corp.
1.80%, 05/17/19	700	698,292
1.88%, 05/15/19	493	491,925
1.90%, 01/27/20	250	247,948
8.38%, 11/01/19(a)	600	624,684

		4,770,889

Cosmetics & Personal Care — 1.2%
Estee Lauder Companies Inc. (The), 1.80%, 02/07/20	250	247,610
Procter & Gamble Co. (The), 1.75%, 10/25/19	750	744,855

		992,465

Diversified Financial Services — 1.3%
Mastercard Inc., 2.00%, 04/01/19(a)	400	399,600
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	495	490,936
2.30%, 11/15/19 (Call 10/15/19)	247	246,185

		1,136,721

Electric — 3.8%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20 (Call 01/01/20)	120	119,447
Consolidated Edison Co. of New York Inc., 6.65%, 04/01/19	393	395,264
Dominion Energy Inc., Series B, 1.60%, 08/15/19	175	173,593
DTE Energy Co., 2.40%, 12/01/19 (Call 11/01/19)(a)	25	24,788
Duke Energy Corp., 5.05%, 09/15/19	197	199,466
Duke Energy Ohio Inc., 5.45%, 04/01/19	175	175,756
Eversource Energy, 4.50%, 11/15/19	119	120,208
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	200	199,508
5.20%, 10/01/19	125	126,514
Georgia Power Co.
2.00%, 03/30/20	100	98,765
4.25%, 12/01/19	231	233,421
Kansas City Power & Light Co., 7.15%, 04/01/19	184	185,201
NextEra Energy Capital Holdings Inc., 2.40%, 09/15/19 (Call 08/15/19)	200	198,850
Portland General Electric Co., 6.10%, 04/15/19	99	99,607
Progress Energy Inc., 4.88%, 12/01/19	100	101,464
Public Service Co. of Colorado, 5.13%, 06/01/19	315	317,284

412

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.40%, 02/01/20	$45	$44,570
2.40%, 03/15/20 (Call 02/15/20)	119	117,829
Southern Power Co., Series D, 1.95%, 12/15/19	100	99,059
TECO Finance Inc., 5.15%, 03/15/20	75	76,537
Virginia Electric & Power Co., 5.00%, 06/30/19	150	151,206

		3,258,337

Electrical Components & Equipment — 0.5%
Emerson Electric Co., 4.88%, 10/15/19	400	405,692

Electronics — 1.5%
Honeywell International Inc.
1.40%, 10/30/19	945	935,815
1.80%, 10/30/19	350	347,564

		1,283,379

Environmental Control — 0.2%
Republic Services Inc.
5.00%, 03/01/20	25	25,533
5.50%, 09/15/19	184	186,753

		212,286

Food — 1.2%
General Mills Inc., 2.20%, 10/21/19	99	98,407
JM Smucker Co. (The), 2.50%, 03/15/20	150	149,048
Kellogg Co., 4.15%, 11/15/19	54	54,456
Kraft Heinz Foods Co., 5.38%, 02/10/20	209	213,813
Kroger Co. (The)
1.50%, 09/30/19	100	99,035
6.15%, 01/15/20	100	102,888
Sysco Corp., 1.90%, 04/01/19	98	97,823
Tyson Foods Inc., 2.65%, 08/15/19 (Call 07/15/19)	189	188,652

		1,004,122

Gas — 0.1%
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19 (Call 11/15/19)	80	79,682

Health Care - Products — 3.0%
Boston Scientific Corp., 6.00%, 01/15/20	154	158,140
Life Technologies Corp., 6.00%, 03/01/20	134	137,583
Medtronic Inc., 2.50%, 03/15/20	2,027	2,022,419
Stryker Corp., 4.38%, 01/15/20(a)	150	152,001
Zimmer Biomet Holdings Inc., 4.63%, 11/30/19	99	100,176

		2,570,319

Health Care - Services — 0.4%
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	100	99,480
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	50	49,573
2.70%, 04/01/19	155	154,829

		303,882

Internet — 3.9%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)	1,729	1,723,191
Amazon.com Inc., 2.60%, 12/05/19 (Call 11/05/19)	700	699,461
Baidu Inc., 2.75%, 06/09/19	690	689,393
eBay Inc., 2.20%, 08/01/19 (Call 07/01/19)	250	249,052

		3,361,097

Machinery — 5.3%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	650	647,387
2.00%, 03/05/20	247	245,162
2.10%, 06/09/19(a)	533	531,774

Security	Par (000)	Value

Machinery (continued)
2.10%, 01/10/20	$250	$248,477
2.25%, 12/01/19	475	472,896
John Deere Capital Corp.
1.25%, 10/09/19(a)	575	569,066
1.70%, 01/15/20	975	965,377
2.05%, 03/10/20	247	244,809
2.25%, 04/17/19	339	338,719
2.30%, 09/16/19	60	59,838
Rockwell Automation Inc., 2.05%, 03/01/20 (Call 02/01/20)	184	182,449

		4,505,954

Manufacturing — 2.3%
3M Co., 1.63%, 06/15/19	205	204,168
General Electric Co.
2.10%, 12/11/19	235	232,662
2.20%, 01/09/20 (Call 12/09/19)	247	245,053
5.50%, 01/08/20	350	357,199
6.00%, 08/07/19	520	526,807
Illinois Tool Works Inc., 6.25%, 04/01/19	419	421,338

		1,987,227

Media — 4.6%
Comcast Corp.
5.15%, 03/01/20	1,300	1,330,719
5.70%, 07/01/19	515	520,912
Discovery Communications LLC
2.75%, 11/15/19 (Call 10/15/19)(a)(b)	250	248,680
5.63%, 08/15/19	100	101,255
Walt Disney Co. (The)
0.88%, 07/12/19(a)	307	304,642
1.85%, 05/30/19	1,020	1,017,419
1.95%, 03/04/20	250	248,040
Warner Media LLC, 2.10%, 06/01/19	150	149,552

		3,921,219

Mining — 0.8%
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19	550	553,278
Newmont Mining Corp., 5.13%, 10/01/19	94	95,057

		648,335

Oil & Gas — 10.3%
BP Capital Markets PLC
1.68%, 05/03/19	250	249,357
2.24%, 05/10/19	533	532,334
2.32%, 02/13/20	667	663,498
2.52%, 01/15/20	735	732,589
Chevron Corp.
1.56%, 05/16/19(a)	465	463,637
1.96%, 03/03/20 (Call 02/03/20)	1,241	1,232,102
2.19%, 11/15/19 (Call 10/15/19)	453	451,324
EOG Resources Inc., 5.63%, 06/01/19	200	201,668
Exxon Mobil Corp., 1.91%, 03/06/20 (Call 02/06/20)	1,163	1,154,266
Husky Energy Inc., 7.25%, 12/15/19	94	97,091
Pioneer Natural Resources Co., 7.50%, 01/15/20	98	101,924
Shell International Finance BV
1.38%, 05/10/19	743	740,645
4.30%, 09/22/19	824	831,993
4.38%, 03/25/20	550	560,461
Total Capital International SA, 2.10%, 06/19/19(a)	712	710,612
Valero Energy Corp., 6.13%, 02/01/20	94	96,646

		8,820,147

Packaging & Containers — 0.0%
Bemis Co. Inc., 6.80%, 08/01/19	41	41,695

413

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 8.5%
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	$550	$549,577
AstraZeneca PLC, 1.95%, 09/18/19	215	213,766
Cardinal Health Inc.
1.95%, 06/14/19	175	174,435
2.40%, 11/15/19	98	97,595
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	100	99,656
3.13%, 03/09/20	400	400,356
Express Scripts Holding Co., 2.25%, 06/15/19	214	213,506
Express Scripts Inc., 7.25%, 06/15/19	54	54,735
Johnson & Johnson, 1.88%, 12/05/19(a)	407	404,143
Mead Johnson Nutrition Co., 4.90%, 11/01/19	554	561,706
Merck & Co. Inc., 1.85%, 02/10/20	1,150	1,140,835
Mylan NV, 2.50%, 06/07/19	163	162,509
Novartis Capital Corp., 1.80%, 02/14/20	675	669,242
Pfizer Inc.
1.45%, 06/03/19	530	527,896
1.70%, 12/15/19	400	396,456
2.10%, 05/15/19	1,134	1,132,412
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	507	503,040

		7,301,865

Pipelines — 1.6%
Enbridge Energy Partners LP, 5.20%, 03/15/20	94	96,195
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	124	123,655
5.25%, 01/31/20	100	102,099
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	347	359,381
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	185	184,994
Phillips 66 Partners LP, 2.65%, 02/15/20 (Call 01/15/20)	49	48,679
TransCanada PipeLines Ltd., 2.13%, 11/15/19	300	298,116
Williams Companies Inc. (The), 5.25%, 03/15/20	176	180,087

		1,393,206

Real Estate Investment Trusts — 0.1%
Weyerhaeuser Co., 7.38%, 10/01/19	82	84,290

Retail — 4.4%
AutoNation Inc., 5.50%, 02/01/20	82	83,731
Costco Wholesale Corp.
1.70%, 12/15/19	896	887,954
1.75%, 02/15/20	150	148,549
Home Depot Inc. (The), 2.00%, 06/15/19 (Call 05/15/19)	644	642,326
Lowe’s Companies Inc., 1.15%, 04/15/19	325	323,940
McDonald’s Corp., 1.88%, 05/29/19	100	99,729
Target Corp., 2.30%, 06/26/19(a)	718	716,693
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)	273	272,528
Walmart Inc., 1.75%, 10/09/19(a)	600	596,376

		3,771,826

Semiconductors — 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/20	450	446,459
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	110	109,707
Texas Instruments Inc., 1.65%, 08/03/19	545	542,220

		1,098,386

Software — 5.5%
Adobe Inc., 4.75%, 02/01/20	478	487,254
Microsoft Corp.
1.10%, 08/08/19	655	650,159
1.85%, 02/12/20 (Call 01/12/20)	1,293	1,282,734
4.20%, 06/01/19(a)	200	201,066

Security	Par/ Shares (000)	Value

Software (continued)
Oracle Corp.
2.25%, 10/08/19	$1,359	$1,356,866
5.00%, 07/08/19(a)	744	751,135

		4,729,214

Telecommunications — 6.1%
America Movil SAB de CV, 5.00%, 03/30/20	1,800	1,835,100
AT&T Inc., 5.20%, 03/15/20(a)	149	152,616
Cisco Systems Inc.
1.40%, 09/20/19	635	630,238
4.45%, 01/15/20	1,521	1,545,731
Deutsche Telekom International Finance BV, 6.00%, 07/08/19	161	163,038
Orange SA
1.63%, 11/03/19	250	247,328
5.38%, 07/08/19	132	133,356
Telefonica Emisiones SAU, 5.88%, 07/15/19(a)	94	95,140
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	200	203,254
Verizon Communications Inc., 2.63%, 02/21/20	200	199,890

		5,205,691

Transportation — 2.2%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	502	508,124
Canadian National Railway Co., 2.40%, 02/03/20	250	249,007
Norfolk Southern Corp., 5.90%, 06/15/19(a)	148	149,587
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	68	67,772
2.55%, 06/01/19 (Call 05/01/19)	144	143,770
United Parcel Service Inc., 5.13%, 04/01/19	778	780,987

		1,899,247

Total Corporate Bonds & Notes — 96.7% (Cost: $83,281,092)		82,804,523

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	4,647	4,648,760
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	3,036	3,036,050

		7,684,810

Total Short-Term Investments — 8.9% (Cost: $7,683,655)		7,684,810

Total Investments in Securities — 105.6% (Cost: $90,964,747)		90,489,333

Other Assets, Less Liabilities — (5.6)%		(4,838,877)

Net Assets — 100.0%		$85,650,456

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

414

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,523	(1,876)	4,647	$4,648,760	$4,888	(a)	$(222)	$580
BlackRock Cash Funds: Treasury, SL Agency Shares	1,644	1,392	3,036	3,036,050	18,717		—	—

				$7,684,810	$23,605		$(222)	$580

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$82,804,523	$—	$82,804,523
Money Market Funds	7,684,810	—	—	7,684,810

	$7,684,810	$82,804,523	$—	$90,489,333

415

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$240	$241,037
WPP Finance 2010, 3.63%, 09/07/22(a)	100	97,181

		338,218

Aerospace & Defense — 1.5%
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)(a)	100	97,967
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	75	75,230
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	225	220,860
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	150	147,477
United Technologies Corp., 3.10%, 06/01/22	360	358,819

		900,353

Agriculture — 1.8%
Altria Group Inc., 2.85%, 08/09/22	280	274,025
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	475	461,942
Philip Morris International Inc.
2.50%, 08/22/22	275	269,000
2.63%, 03/06/23	100	97,487

		1,102,454

Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	200	185,574
4.25%, 09/20/22	200	193,432
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	75	72,696
3.25%, 01/05/23 (Call 12/05/22)	50	47,966
3.45%, 04/10/22 (Call 02/10/22)	385	377,423
Toyota Motor Credit Corp.
2.63%, 01/10/23(a)	100	98,653
2.80%, 07/13/22(a)	250	249,050

		1,224,794

Banks — 20.7%
Australia & New Zealand Banking Group Ltd./New York NY, 2.63%, 11/09/22	250	244,380
Banco Santander SA, 3.13%, 02/23/23	200	193,988
Bank of America Corp., 3.30%, 01/11/23	900	904,383
Bank of Montreal, 2.55%, 11/06/22 (Call 10/06/22)	375	368,325
Bank of Nova Scotia (The), 2.45%, 09/19/22	250	244,625
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	200	195,828
BB&T Corp., 2.75%, 04/01/22 (Call 03/01/22)	215	213,854
BNP Paribas SA, 3.25%, 03/03/23	185	186,317
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	215	211,063
Capital One N.A., 2.65%, 08/08/22 (Call 07/08/22)(a)	250	242,920
Citigroup Inc.
2.75%, 04/25/22 (Call 03/25/22)	200	197,710
3.38%, 03/01/23	150	149,429
4.05%, 07/30/22	275	280,112
Cooperatieve Rabobank UA, 3.95%, 11/09/22	400	403,492
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	250	250,557
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	250	238,840
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	25	24,436
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	200	197,852
3.63%, 01/22/23	600	607,284
JPMorgan Chase & Co
3.20%, 01/25/23	425	427,945
3.25%, 09/23/22	535	538,820
KeyBank N.A./Cleveland OH, 2.30%, 09/14/22	250	242,555
Mitsubishi UFJ Financial Group Inc., 2.67%, 07/25/22	350	342,604

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc., 2.60%, 09/11/22	$200	$194,658
Morgan Stanley
2.75%, 05/19/22	325	320,625
3.75%, 02/25/23	700	711,536
4.88%, 11/01/22	360	377,057
MUFG Americas Holdings Corp., 3.50%, 06/18/22	100	100,492
National Australia Bank Ltd./New York, 3.00%, 01/20/23	250	247,725
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	250	244,688
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	175	172,221
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	250	262,620
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	200	195,900
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	250	246,215
2.78%, 10/18/22	250	245,098
3.10%, 01/17/23	250	247,583
SunTrust Bank/Atlanta GA, 2.45%, 08/01/22 (Call 07/01/22)	100	97,537
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	250	238,990
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	250	248,965
Wells Fargo & Co.
2.63%, 07/22/22	650	637,318
3.07%, 01/24/23 (Call 01/24/22)	385	382,856
Series M, 3.45%, 02/13/23	300	298,821
Westpac Banking Corp., 2.50%, 06/28/22	275	269,049

		12,647,273

Beverages — 3.3%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	200	194,176
3.30%, 02/01/23 (Call 12/01/22)	800	798,432
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	405	395,438
Diageo Investment Corp., 2.88%, 05/11/22(a)	200	199,728
Molson Coors Brewing Co., 3.50%, 05/01/22	100	100,119
PepsiCo Inc.
2.75%, 03/01/23	175	175,070
3.10%, 07/17/22 (Call 05/17/22)	175	177,457

		2,040,420

Biotechnology — 2.0%
Amgen Inc., 3.63%, 05/15/22 (Call 02/15/22)	330	334,673
Biogen Inc., 3.63%, 09/15/22	200	203,458
Celgene Corp.
3.25%, 08/15/22	250	249,052
3.55%, 08/15/22	300	302,043
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	125	125,854

		1,215,080

Building Materials — 0.2%
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	95	95,255

Chemicals — 1.5%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	102,201
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	205	204,198
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	120	120,690
NewMarket Corp., 4.10%, 12/15/22	75	76,838
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	100	98,129
Praxair Inc., 2.20%, 08/15/22 (Call 05/15/22)(a)	150	146,350
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	200	196,260

		944,666

Commercial Services — 1.0%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	75	78,007
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	165	160,890

416

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	$75	$73,728
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	150	145,437
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	100	98,616
Verisk Analytics Inc., 4.13%, 09/12/22	55	56,320

		612,998

Computers — 2.3%
Apple Inc.
2.70%, 05/13/22	350	349,724
2.85%, 02/23/23 (Call 12/23/22)	335	336,136
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	180	185,400
HP Inc., 4.05%, 09/15/22	75	76,527
International Business Machines Corp., 1.88%, 08/01/22	450	430,969

		1,378,756

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co., 1.95%, 02/01/23(a)	175	169,360
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	100	100,100

		269,460

Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)	150	146,538
Air Lease Corp., 2.75%, 01/15/23 (Call 12/15/22)	150	143,037
American Express Co., 2.65%, 12/02/22	560	548,290
Capital One Bank USA N.A., 3.38%, 02/15/23	250	245,985
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	50	49,221
CME Group Inc., 3.00%, 09/15/22	185	186,891
Discover Financial Services, 3.85%, 11/21/22	250	250,175
International Lease Finance Corp., 5.88%, 08/15/22	150	156,667
Invesco Finance PLC, 3.13%, 11/30/22	100	98,833
Jefferies Group LLC, 5.13%, 01/20/23	135	140,192
National Rural Utilities Cooperative Finance Corp., 2.70%, 02/15/23 (Call 12/15/22)	150	146,949
ORIX Corp., 2.90%, 07/18/22	125	122,834
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	210	209,414
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	360	361,030

		2,806,056

Electric — 3.9%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	85	83,955
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	135	133,469
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	105	104,530
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	100	97,711
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	100	99,221
Duke Energy Corp., 3.05%, 08/15/22 (Call 05/15/22)	225	223,733
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	175	174,006
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	150	151,168
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	300	306,396
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	110	112,723
Georgia Power Co., 2.85%, 05/15/22	100	98,362
Kansas City Power & Light Co., 3.15%, 03/15/23 (Call 12/15/22)	100	98,716
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	105	108,168
7.00%, 09/01/22	100	112,962
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	150	149,008
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	110	116,244
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	75	74,397

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	$130	$128,181

		2,372,950

Electronics — 0.4%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	100	99,064
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	75	73,993
Jabil Inc., 4.70%, 09/15/22	50	50,284

		223,341

Environmental Control — 0.3%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	120	121,819
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	75	74,671

		196,490

Food — 1.9%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	150	148,911
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	139	135,984
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	100	101,363
Kraft Heinz Foods Co.
3.50%, 06/06/22	325	325,838
3.50%, 07/15/22 (Call 05/15/22)	100	100,178
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	150	147,017
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	175	181,205

		1,140,496

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.90%, 11/01/22	100	98,761

Health Care - Products — 1.2%
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	275	269,734
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	75	75,407
Thermo Fisher Scientific Inc., 3.15%, 01/15/23 (Call 10/15/22)	145	144,326
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	225	222,160

		711,627

Health Care - Services — 2.1%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	150	146,646
Anthem Inc., 3.30%, 01/15/23	425	426,896
Humana Inc., 3.15%, 12/01/22 (Call 09/01/22)	160	157,667
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	100	100,701
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	150	148,779
2.88%, 03/15/23	300	298,656

		1,279,345

Home Builders — 0.2%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	150	151,905

Household Products & Wares — 0.4%
Church & Dwight Co. Inc., 2.88%, 10/01/22	100	98,606
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	125	125,025

		223,631

Insurance — 2.8%
American International Group Inc., 4.88%, 06/01/22	300	315,903
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	150	151,566
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	275	273,119
3.00%, 02/11/23	125	125,637
Chubb INA Holdings Inc.
2.70%, 03/13/23	175	172,419
2.88%, 11/03/22 (Call 09/03/22)	125	125,379
Fidelity National Financial Inc., 5.50%, 09/01/22	50	53,093

417

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	$225	$236,880
MetLife Inc., Series N, 3.05%, 12/15/22	190	190,116
Primerica Inc., 4.75%, 07/15/22	75	77,567

		1,721,679

Internet — 1.3%
Amazon.com Inc., 2.50%, 11/29/22 (Call 08/29/22)	345	342,447
Baidu Inc., 3.50%, 11/28/22	200	199,538
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	265	257,262

		799,247

Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	110	113,531

Machinery — 1.6%
ABB Finance USA Inc., 2.88%, 05/08/22	150	149,640
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	300	294,903
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	225	224,311
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	100	99,081
John Deere Capital Corp., 2.80%, 03/06/23	200	198,682

		966,617

Manufacturing — 1.8%
3M Co., 2.00%, 06/26/22	200	195,336
Eaton Corp., 2.75%, 11/02/22	225	221,508
General Electric Co.
2.70%, 10/09/22	275	263,695
3.10%, 01/09/23	200	194,632
3.15%, 09/07/22	200	195,208

		1,070,379

Media — 3.2%
21st Century Fox America Inc., 3.00%, 09/15/22	175	174,825
CBS Corp., 2.50%, 02/15/23 (Call 01/15/23)	25	23,905
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	450	460,098
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	185	226,742
Comcast Corp., 3.13%, 07/15/22(a)	250	250,957
Discovery Communications LLC, 3.30%, 05/15/22	175	172,979
NBCUniversal Media LLC, 2.88%, 01/15/23	225	223,708
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	150	172,816
Walt Disney Co. (The), 2.35%, 12/01/22	110	108,081
Warner Media LLC, 3.40%, 06/15/22	120	120,247

		1,934,358

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	150	147,870

Mining — 0.3%
GoldCorpInc., 3.70%, 03/15/23 (Call 12/15/22)	145	145,467
Southern Copper Corp., 3.50%, 11/08/22	50	49,713

		195,180

Oil & Gas — 4.8%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	177	175,349
BP Capital Markets America Inc., 3.25%, 05/06/22	55	55,353
BP Capital Markets PLC, 2.50%, 11/06/22	350	344,260
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	175	170,929
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	250	246,307
Devon Energy Corp., 3.25%, 05/15/22 (Call 02/15/22)	150	148,176
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	200	196,326
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	100	96,016

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	$175	$175,364
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	100	101,137
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	170	164,897
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	75	74,075
2.70%, 02/15/23 (Call 11/15/22)	150	148,091
Phillips 66, 4.30%, 04/01/22	305	316,200
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	130	131,997
Shell International Finance BV, 2.38%, 08/21/22	250	246,920
Total Capital International SA, 2.70%, 01/25/23	150	148,951

		2,940,348
Oil & Gas Services — 0.4%
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	225	216,400
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	50	49,473

		265,873
Packaging & Containers — 0.2%
Packaging Corp. of America, 3.90%, 06/15/22 (Call 03/15/22)	75	76,039
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)(a)	75	75,423

		151,462
Pharmaceuticals — 6.3%
AbbVie Inc.
2.90%, 11/06/22	425	419,577
3.20%, 11/06/22 (Call 09/06/22)	150	149,675
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	325	321,581
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	24,355
Bristol-Myers Squibb Co., 2.00%, 08/01/22	155	150,074
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	175	169,475
3.20%, 03/15/23(a)	75	73,316
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	385	376,680
3.50%, 07/20/22 (Call 05/20/22)	300	302,853
3.70%, 03/09/23 (Call 02/09/23)	550	554,757
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	185	183,329
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	275	275,105
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	150	145,446
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)(a)	175	173,486
Novartis Capital Corp., 2.40%, 09/21/22	325	320,300
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	225	223,844

		3,863,853
Pipelines — 2.4%
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	100	99,223
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 07/01/22)	100	103,557
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	185	185,585
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	149,295
3.95%, 09/01/22 (Call 06/01/22)	225	228,114
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	135	134,856
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 01/31/23 (Call 10/31/22)	130	124,544
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	50	49,114
TransCanada PipeLines Ltd., 2.50%, 08/01/22	150	146,149
Western Gas Partners LP, 4.00%, 07/01/22 (Call 04/01/22)	100	100,267
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	160	158,616

		1,479,320

418

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 4.2%
American Tower Corp., 3.50%, 01/31/23	$145	$144,513
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	200	202,548
Brixmor Operating Partnership LP, 3.88%, 08/15/22 (Call 06/15/22)	165	165,310
Crown Castle International Corp., 5.25%, 01/15/23	350	369,302
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	100	95,967
3.63%, 10/01/22 (Call 07/03/22)(a)	100	99,529
Duke Realty LP, 3.88%, 10/15/22 (Call 07/15/22)	100	101,223
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	97,715
4.00%, 12/01/22 (Call 10/01/22)	150	150,397
Hospitality Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	100	101,837
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23 (Call 12/01/22)	75	76,767
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	75	75,143
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	100	99,139
Liberty Property LP, 4.13%, 06/15/22 (Call 03/15/22)	75	76,418
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	100	99,951
Simon Property Group LP, 2.75%, 02/01/23 (Call 11/01/22)	195	191,077
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	245	241,793
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	50	49,666
Welltower Inc., 3.75%, 03/15/23 (Call 12/15/22)	100	100,176

		2,538,471
Retail — 2.4%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	175	176,620
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	220	219,369
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	100	97,131
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	150	149,443
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	125	114,276
QVC Inc., 4.38%, 03/15/23	195	194,331
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	100	99,702
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	25	24,226
Walgreen Co., 3.10%, 09/15/22(a)	220	216,377
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	200	197,242

		1,488,717
Savings & Loans — 0.2%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	100	99,846

Semiconductors — 1.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	150	142,493
Intel Corp., 2.70%, 12/15/22	375	373,796
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	74,679
QUALCOMM Inc., 3.00%, 05/20/22	455	453,994
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	50	48,334

		1,093,296
Software — 2.1%
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	100	99,679
Microsoft Corp.
2.13%, 11/15/22	100	98,250
2.65%, 11/03/22 (Call 09/03/22)	100	100,126
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	430	424,930
2.50%, 10/15/22	370	364,750
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	225	219,904

		1,307,639

Security	Par/ Shares (000)	Value

Telecommunications — 3.1%
America Movil SAB de CV, 3.13%, 07/16/22	$200	$197,562
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	175	170,835
3.00%, 06/30/22 (Call 04/30/22)	260	257,922
3.60%, 02/17/23 (Call 12/17/22)	275	277,150
Cisco Systems Inc., 2.60%, 02/28/23	100	99,332
Motorola Solutions Inc.
3.50%, 03/01/23	70	68,318
3.75%, 05/15/22	125	125,319
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	125	123,416
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	215	210,928
Vodafone Group PLC
2.50%, 09/26/22	110	106,982
2.95%, 02/19/23	260	253,776

		1,891,540
Textiles — 0.2%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	100	101,232

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	70	70,052
3.05%, 09/01/22 (Call 06/01/22)	125	125,636
FedEx Corp., 2.63%, 08/01/22	125	122,365
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	125	123,623
3.00%, 04/01/22 (Call 01/01/22)	125	124,597
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	50	49,551
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	95	94,375
4.16%, 07/15/22 (Call 04/15/22)	100	103,608
United Parcel Service Inc., 2.45%, 10/01/22	235	231,783

		1,045,590

Total Corporate Bonds & Notes — 93.7%
(Cost: $57,938,850)		57,190,377

Investment Companies

Exchange Traded Funds — 5.1%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(c)	129	3,084,390

Total Investment Companies — 5.1%
(Cost $2,974,253)		3,084,390

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(c)(d)(e)	2,366	2,366,417

419

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	872	$872,168

		3,238,585

Total Short-Term Investments — 5.3% (Cost: $3,238,010)		3,238,585

Total Investments in Securities — 104.1% (Cost: $64,151,113)		63,513,352

Other Assets, Less Liabilities — (4.1)%		(2,495,210)

Net Assets — 100.0%		$61,018,142

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)	Par/Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,890	476	(a)	—	2,366	$2,366,417	$2,642	(b)	$157	$371
BlackRock Cash Funds: Treasury, SL Agency Shares	332	540	(a)	—	872	872,168	2,618		—	—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	129	—		—	129	3,084,390	21,987		—	56,115
PNC Bank N.A., 2.70%, 11/01/22(c)	250	—		—	250	N/A	1,762		—	4,528
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(c)	175	—		—	175	N/A	1,294		—	2,891

						$6,322,975	$30,303		$157	$63,905

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$57,190,377	$—	$57,190,377
Investment Companies	3,084,390	—	—	3,084,390
Money Market Funds	3,238,585	—	—	3,238,585

	$6,322,975	$57,190,377	$—	$63,513,352

420

Schedule of Investments (unaudited) January 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$174	$174,752

Aerospace & Defense — 3.2%
Boeing Co. (The), 2.80%, 03/01/23 (Call 02/01/23)	100	99,612
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)(a)	425	416,360
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	75	75,229
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	474	466,027
United Technologies Corp., 3.10%, 06/01/22	380	378,754

		1,435,982

Agriculture — 3.0%
Altria Group Inc., 2.85%, 08/09/22(a)	301	294,577
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)	150	145,876
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	350	341,054
2.50%, 08/22/22	25	24,455
2.63%, 03/06/23	589	574,198

		1,380,160

Airlines — 0.2%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	102	104,667

Auto Manufacturers — 2.9%
Ford Motor Credit Co. LLC, 4.25%, 09/20/22	200	193,432
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	47,966
3.45%, 04/10/22 (Call 02/10/22)	125	122,540
Toyota Motor Credit Corp.
2.15%, 09/08/22	350	340,081
2.63%, 01/10/23	398	392,639
2.70%, 01/11/23	100	98,762
2.80%, 07/13/22	100	99,620

		1,295,040

Beverages — 4.4%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	185	179,613
3.30%, 02/01/23 (Call 12/01/22)	45	44,912
Anheuser-Busch InBev Worldwide Inc., 2.50%, 07/15/22	122	119,119
Coca-Cola Co. (The), 2.20%, 05/25/22	100	98,362
Diageo Investment Corp.
2.88%, 05/11/22	473	472,357
8.00%, 09/15/22	100	116,032
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	250	246,640
2.75%, 03/01/23(a)	614	614,245
3.10%, 07/17/22 (Call 05/17/22)	125	126,755

		2,018,035

Biotechnology — 1.7%
Amgen Inc., 3.63%, 05/15/22 (Call 02/15/22)	66	66,934
Biogen Inc., 3.63%, 09/15/22	85	86,470
Celgene Corp.
3.25%, 08/15/22	66	65,750
3.55%, 08/15/22	125	125,851
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	425	427,903

		772,908

Chemicals — 1.7%
Air Products & Chemicals Inc., 2.75%, 02/03/23	66	65,213
Cabot Corp., 3.70%, 07/15/22	76	76,079
Dow Chemical Co. (The), 3.00%, 11/15/22 (Call 08/15/22)	166	165,351

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	$66	$66,380
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	50	49,312
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	83	81,447
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	64,394
2.70%, 02/21/23 (Call 11/21/22)	199	195,830

		764,006

Computers — 5.6%
Apple Inc.
2.30%, 05/11/22 (Call 04/11/22)	250	246,693
2.70%, 05/13/22	450	449,644
2.85%, 02/23/23 (Call 12/23/22)	610	612,068
Hewlett Packard Enterprise Co., 4.40%, 10/15/22
(Call 08/15/22)	110	113,300
HP Inc., 4.05%, 09/15/22	58	59,181
IBM Credit LLC, 2.20%, 09/08/22	200	192,950
International Business Machines Corp.
1.88%, 08/01/22	500	478,855
2.88%, 11/09/22	400	394,860

		2,547,551

Cosmetics & Personal Care — 2.7%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	300	290,331
2.30%, 05/03/22	191	188,551
Procter & Gamble Co. (The), 2.15%, 08/11/22	400	393,884
Unilever Capital Corp., 2.20%, 05/05/22 (Call 04/05/22)	350	341,355

		1,214,121

Diversified Financial Services — 3.3%
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	100	97,271
2.40%, 04/25/22 (Call 03/25/22)	250	244,075
2.70%, 02/15/23 (Call 12/15/22)	50	48,983
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	1,085	1,088,103

		1,478,432

Electric — 6.3%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	66	65,188
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	85	84,036
Berkshire Hathaway Energy Co., 2.80%, 01/15/23
(Call 12/15/22)	100	98,641
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	66	64,108
Connecticut Light & Power Co. (The), 2.50%, 01/15/23
(Call 10/15/22)	240	234,703
Consumers Energy Co., 2.85%, 05/15/22 (Call 02/15/22)	66	65,704
Dominion Energy Inc., Series B, 2.75%, 09/15/22
(Call 06/15/22)	66	64,489
DTE Energy Co., Series B, 3.30%, 06/15/22 (Call 04/15/22)	85	84,338
Duke Energy Carolinas LLC, 2.50%, 03/15/23 (Call 01/15/23)	85	83,451
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	200	194,216
3.05%, 08/15/22 (Call 05/15/22)	185	183,959
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	150	149,148
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	25	25,195
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	191	195,072
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22)	100	102,475
Georgia Power Co., 2.85%, 05/15/22	199	195,740
Northern States Power Co./MN, 2.15%, 08/15/22
(Call 02/15/22)	250	242,838

421

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	$133	$129,695
Oncor Electric Delivery Co. LLC, 4.10%, 06/01/22
(Call 03/01/22)	135	139,073
PPL Capital Funding Inc., 3.50%, 12/01/22 (Call 09/01/22)	91	90,399
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	66	65,807
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	166	175,422
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	66	64,015
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	80	78,881

		2,876,593

Electrical Components & Equipment — 0.5%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	249	245,101

Electronics — 0.3%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	145	143,053

Environmental Control — 0.4%
Republic Services Inc., 3.55%, 06/01/22 (Call 03/01/22)	75	76,137
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	106	105,535

		181,672

Food — 1.2%
Campbell Soup Co., 2.50%, 08/02/22	100	96,278
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	91	89,025
Kraft Heinz Foods Co.
3.50%, 06/06/22	100	100,258
3.50%, 07/15/22 (Call 05/15/22)	135	135,240
Sysco Corp., 2.60%, 06/12/22	75	73,121
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	66	68,340

		562,262

Gas — 0.2%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	70	69,178

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.90%, 11/01/22	66	65,182

Health Care - Products — 0.8%
Covidien International Finance SA, 3.20%, 06/15/22
(Call 03/15/22)	232	233,260
Thermo Fisher Scientific Inc., 3.15%, 01/15/23 (Call 10/15/22)	116	115,460

		348,720

Health Care - Services — 0.9%
Catholic Health Initiatives, 2.95%, 11/01/22	66	64,310
Kaiser Foundation Hospitals, 3.50%, 04/01/22	250	253,933
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)(a)	66	66,463

		384,706

Home Builders — 0.2%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	108	109,372

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 2.88%, 10/01/22	66	65,080
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	33	33,007

		98,087

Internet — 3.3%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	550	541,860
2.50%, 11/29/22 (Call 08/29/22)	191	189,587
Baidu Inc.
2.88%, 07/06/22	200	195,300
3.50%, 11/28/22	400	399,076

Security	Par (000)	Value

Internet (continued)
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	$198	$192,218

		1,518,041

Iron & Steel — 0.1%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	49	50,573

Machinery — 5.7%
ABB Finance USA Inc., 2.88%, 05/08/22(a)	529	527,731
Caterpillar Financial Services Corp.
2.40%, 06/06/22	400	392,412
2.63%, 03/01/23	199	195,122
2.85%, 06/01/22	100	99,315
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	232	228,058
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	613	611,124
John Deere Capital Corp., 2.80%, 03/06/23(a)	520	516,573

		2,570,335

Manufacturing — 2.1%
3M Co.
2.00%, 06/26/22(a)	292	285,190
2.25%, 03/15/23 (Call 02/15/23)	100	97,591
Eaton Corp., 2.75%, 11/02/22	168	165,393
General Electric Co.
2.70%, 10/09/22	220	210,956
3.15%, 09/07/22	125	122,005
Parker-Hannifin Corp., 3.50%, 09/15/22	65	65,333

		946,468

Media — 4.1%
21st Century Fox America Inc., 3.00%, 09/15/22	116	115,884
Comcast Cable Communications Holdings Inc., 9.46%,
11/15/22	166	203,455
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	150	148,257
2.85%, 01/15/23	523	519,025
3.13%, 07/15/22	133	133,509
Discovery Communications LLC, 3.30%, 05/15/22	100	98,845
NBCUniversal Media LLC, 2.88%, 01/15/23(a)	100	99,426
Walt Disney Co. (The), 2.35%, 12/01/22	415	407,758
Warner Media LLC, 3.40%, 06/15/22	116	116,239

		1,842,398

Metal Fabricate & Hardware — 0.9%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	398	392,348

Mining — 0.2%
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	100	100,322

Oil & Gas — 9.5%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	118	116,899
BP Capital Markets America Inc., 3.25%, 05/06/22	257	258,650
BP Capital Markets PLC, 2.50%, 11/06/22	830	816,388
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	725	714,292
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	100	98,163
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	385	385,801
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	175	172,842
2.70%, 02/15/23 (Call 11/15/22)	385	380,099
Phillips 66, 4.30%, 04/01/22	193	200,087
Shell International Finance BV
2.25%, 01/06/23	339	331,166
2.38%, 08/21/22	400	395,072
Total Capital International SA, 2.70%, 01/25/23	431	427,987

		4,297,446

422

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 1.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	$450	$439,443
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	130	125,031
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	66	65,304

		629,778

Pharmaceuticals — 9.0%
AbbVie Inc., 2.90%, 11/06/22	342	337,636
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	133	131,601
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	66	63,718
Bristol-Myers Squibb Co., 2.00%, 08/01/22	265	256,578
Cardinal Health Inc., 3.20%, 03/15/23(a)	99	96,777
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	125	122,299
3.50%, 07/20/22 (Call 05/20/22)	50	50,476
3.70%, 03/09/23 (Call 02/09/23)	150	151,298
Eli Lilly & Co., 2.35%, 05/15/22	250	246,405
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	400	396,388
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	572	572,217
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)	75	73,156
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	66	63,996
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	400	396,540
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	385	379,810
2.40%, 09/21/22	600	591,324
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	133	132,316

		4,062,535

Pipelines — 1.5%
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	86	85,332
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	115	115,363
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23 (Call 11/15/22)	91	90,572
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	51	50,946
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	66	64,831
TransCanada PipeLines Ltd., 2.50%, 08/01/22	207	201,686
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	91	90,213

		698,943

Real Estate Investment Trusts — 0.5%
American Tower Corp., 3.50%, 01/31/23	125	124,580
Crown Castle International Corp.
4.88%, 04/15/22	25	25,962
5.25%, 01/15/23	85	89,688

		240,230

Retail — 3.9%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	33	33,306
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	250	246,130
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	500	498,565
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	275	273,980
Macy’s Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	58	53,024
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	250	246,705
Walgreen Co., 3.10%, 09/15/22	66	64,913
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	350	345,173

		1,761,796

Semiconductors — 5.0%
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	100	98,760
2.70%, 12/15/22	773	770,518
3.10%, 07/29/22	200	202,866

Security	Par/ Shares (000)	Value

Semiconductors (continued)
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	$51	$50,782
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	250	243,850
3.00%, 05/20/22	800	798,232
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	100	96,667

		2,261,675

Software — 4.1%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	51	50,816
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	66	65,788
Microsoft Corp.
2.13%, 11/15/22	275	270,188
2.65%, 11/03/22 (Call 09/03/22)	385	385,485
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	210	207,524
2.50%, 10/15/22	880	867,513
2.63%, 02/15/23 (Call 01/15/23)	25	24,741

		1,872,055

Telecommunications — 3.9%
America Movil SAB de CV, 3.13%, 07/16/22	600	592,686
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	225	219,645
3.00%, 06/30/22 (Call 04/30/22)	75	74,401
Cisco Systems Inc.
2.60%, 02/28/23	215	213,564
3.00%, 06/15/22	200	201,668
Motorola Solutions Inc.
3.50%, 03/01/23	75	73,198
3.75%, 05/15/22	66	66,168
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	150	147,159
Vodafone Group PLC, 2.95%, 02/19/23	200	195,212

		1,783,701

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	66	66,813

Transportation — 3.3%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	493	493,365
3.05%, 09/01/22 (Call 06/01/22)	50	50,254
FedEx Corp., 2.63%, 08/01/22	75	73,419
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)(a)	66	65,273
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	65,566
4.16%, 07/15/22 (Call 04/15/22)	241	249,695
United Parcel Service Inc., 2.45%, 10/01/22	491	484,278

		1,481,850

Total Corporate Bonds & Notes — 98.8% (Cost: $45,123,546)		44,846,887

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(b)(c)(d)	2,528	2,528,378

423

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	423	$423,039

		2,951,417

Total Short-Term Investments — 6.5% (Cost: $2,950,755)		2,951,417

Total Investments in Securities — 105.3% (Cost: $48,074,301)		47,798,304

Other Assets, Less Liabilities — (5.3)%		(2,400,729)

Net Assets — 100.0%		$45,397,575

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,321	207	2,528	$2,528,378	$2,317	(a)	$180	$333
BlackRock Cash Funds: Treasury, SL Agency Shares	390	33	423	423,039	2,243		—	—

				$2,951,417	$4,560		$180	$333

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$44,846,887	$—	$44,846,887
Money Market Funds	2,951,417	—	—	2,951,417

	$2,951,417	$44,846,887	$—	$47,798,304

424

Schedule of Investments (unaudited) January 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)(a)	$10	$10,356

Aerospace & Defense — 2.8%
Arconic Inc., 5.87%, 02/23/22	100	103,687
Bombardier Inc.
6.00%, 10/15/22 (Call 03/04/19)(a)(b)	50	48,187
7.50%, 03/15/25 (Call 03/15/20)(a)	25	24,094
8.75%, 12/01/21(a)	25	26,539
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/21)	25	24,090
6.50%, 07/15/24 (Call 07/15/19)	50	49,416

		276,013

Agriculture — 0.1%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	15	13,144

Apparel — 0.2%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)	20	19,206

Auto Manufacturers — 0.5%
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	25	25,078
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	25	22,195

		47,273

Auto Parts & Equiptment — 0.8%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)	25	24,119
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	25	24,343
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 03/04/19)(b)	30	30,000

		78,462

Banks — 0.8%
CIT Group Inc.
5.00%, 08/15/22	25	25,656
6.13%, 03/09/28(b)	15	15,917
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(c)(d)(e)	25	23,500
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)	15	13,800

		78,873

Building Materials — 0.7%
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)	25	22,670
5.38%, 11/15/24 (Call 11/15/19)(a)	50	49,825

		72,495

Chemicals — 2.1%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	15	15,110
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	20	22,305
CF Industries Inc., 3.45%, 06/01/23	20	19,300
Chemours Co. (The)
6.63%, 05/15/23 (Call 03/04/19)	16	16,540
7.00%, 05/15/25 (Call 05/15/20)	10	10,438
Hexion Inc.
6.63%, 04/15/20 (Call 03/04/19)(b)	30	23,878
10.38%, 02/01/22 (Call 03/04/19)(a)	15	11,995
NOVA Chemicals Corp., 4.88%, 06/01/24 (Call 03/03/24)(a)	45	42,758
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)(b)	10	9,225
Platform Specialty Products Corp., 6.50%, 02/01/22 (Call 02/01/19)(a)	20	20,302
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	15	13,247

		205,098

Security	Par (000)	Value

Commercial Services — 3.7%
ADT Security Corp. (The), 6.25%, 10/15/21	$25	$26,309
APX Group Inc., 7.63%, 09/01/23 (Call 09/01/19)(b)	16	13,373
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 03/04/19)(b)	20	19,963
Hertz Corp. (The)
6.25%, 10/15/22 (Call 03/04/19)	25	22,687
7.38%, 01/15/21 (Call 03/04/19)	25	24,881
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 03/04/19)(a)	35	34,751
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(a)	49	51,802
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	20	19,661
8.25%, 11/15/26 (Call 11/15/21)(a)	20	18,750
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	25	24,449
United Rentals North America Inc.
4.88%, 01/15/28 (Call 01/15/23)	25	23,719
5.50%, 07/15/25 (Call 07/15/20)	50	50,562
5.50%, 05/15/27 (Call 05/15/22)	25	24,950
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	15	15,048

		370,905

Computers — 1.8%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	25	23,813
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 02/15/19)(a)	25	25,467
7.13%, 06/15/24 (Call 06/15/19)(a)	25	26,371
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	25	25,077
Harland Clarke Holdings Corp., 9.25%, 03/01/21 (Call 03/04/19)(a)(b)	10	9,675
NCR Corp., 5.88%, 12/15/21 (Call 03/04/19)(b)	25	25,163
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	15	12,516
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	30	27,900

		175,982

Cosmetics & Personal Care — 0.7%
Avon Products Inc., 7.00%, 03/15/23	10	9,116
Edgewell Personal Care Co., 4.70%, 05/24/22	15	15,050
First Quality Finance Co. Inc., 5.00%, 07/01/25 (Call 07/01/20)(a)	45	43,425

		67,591

Diversified Financial Services — 6.4%
Ally Financial Inc.
5.13%, 09/30/24	50	51,948
8.00%, 03/15/20	50	52,337
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 03/04/19)	25	25,188
6.25%, 02/01/22 (Call 03/04/19)	25	25,687
6.75%, 02/01/24 (Call 02/01/20)	25	25,743
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 04/15/22 (Call 03/04/19)(a)	200	198,562
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(a)	15	13,894
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26 (Call 07/15/21)(a)	25	25,258
Navient Corp.
5.50%, 01/25/23	50	48,250
6.75%, 06/25/25	10	9,648
6.75%, 06/15/26	5	4,703
7.25%, 09/25/23	25	25,447
8.00%, 03/25/20	25	26,031

425

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	$20	$18,219
5.75%, 05/01/25 (Call 05/01/20)(a)	15	14,475
Springleaf Finance Corp.
6.13%, 05/15/22	25	25,664
6.88%, 03/15/25	25	23,906
7.13%, 03/15/26	25	23,892

		638,852

Electric — 2.7%
AES Corp./VA, 6.00%, 05/15/26 (Call 05/15/21)	25	26,495
Calpine Corp.
5.38%, 01/15/23 (Call 03/04/19)	25	24,348
5.75%, 01/15/25 (Call 10/15/19)	35	33,075
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)(a)	25	23,125
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	25	22,766
NRG Energy Inc.
6.25%, 05/01/24 (Call 05/01/19)	25	25,862
7.25%, 05/15/26 (Call 05/15/21)	25	26,937
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	15	11,794
10.50%, 01/15/26 (Call 01/15/22)(a)	10	9,305
Vistra Energy Corp.
7.38%, 11/01/22 (Call 03/04/19)	50	52,000
7.63%, 11/01/24 (Call 11/01/19)	15	15,949

		271,656

Electrical Components & Equipment — 0.2%
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)	25	23,777

Electronics — 0.3%
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	25,156

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	15	13,950

Engineering & Construction — 0.2%
AECOM, 5.88%, 10/15/24 (Call 07/15/24)	20	20,805

Entertainment — 1.8%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26 (Call 11/15/21)	40	36,000
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	25	23,385
Cinemark USA Inc., 4.88%, 06/01/23 (Call 03/04/19)	15	14,850
Eldorado Resorts Inc., 6.00%, 09/15/26 (Call 09/15/21)(a)(b)	25	24,970
Scientific Games International Inc., 10.00%, 12/01/22 (Call 03/04/19)	30	31,538
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 07/31/19)(a)	25	24,758
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	25	25,351

		180,852

Environmental Control — 0.4%
Covanta Holding Corp., 5.88%, 03/01/24 (Call 03/04/19)	15	14,962
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(a)(b)	25	23,005

		37,967

Food — 3.5%
Albertsons Companies LLC/Safeway Inc./New Albertson’s LP/Albertson’s LLC, 6.63%, 06/15/24 (Call 06/15/19)	25	24,641

Security	Par (000)	Value

Food (continued)
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)(b)	$25	$24,513
JBS Investments GmbH, 6.25%, 02/05/23 (Call 03/06/19)(a)	200	201,000
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(a)	25	24,887
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	25	23,664
5.75%, 03/01/27 (Call 03/01/22)(a)	50	49,000

		347,705

Hand & Machine Tools — 0.1%
CFX Escrow Corp.
6.00%, 02/15/24(a)	5	5,000
6.38%, 02/15/26(a)	10	10,000

		15,000

Health Care - Products — 1.5%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)	25	25,526
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	25	25,750
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21 (Call 03/04/19)(a)	15	15,577
Hologic Inc., 4.38%, 10/15/25 (Call 10/15/20)(a)	25	24,584
Kinetic Concepts Inc./KCI USA Inc., 12.50%, 11/01/21 (Call 05/01/19)(a)	10	10,823
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	10	7,675
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (Call 03/04/19)(a)(b)	30	25,288
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/04/19)(a)	20	19,359

		154,582

Health Care - Services — 8.6%
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	25,339
5.38%, 06/01/26 (Call 06/01/21)(a)	25	25,911
6.13%, 02/15/24 (Call 03/04/19)	30	31,442
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 03/04/19)	30	28,884
6.25%, 03/31/23 (Call 03/31/20)	40	38,242
6.88%, 02/01/22 (Call 03/04/19)	40	22,738
11.00%, 06/30/23 (Call 06/30/20)(a)(b)(f)	40	34,603
DaVita Inc., 5.00%, 05/01/25 (Call 05/01/20)	50	48,125
Encompass Health Corp., 5.75%, 11/01/24 (Call 03/04/19)	25	25,394
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)	20	18,237
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	50	52,636
5.38%, 02/01/25	75	77,469
5.63%, 09/01/28 (Call 03/01/28)	25	25,875
5.88%, 02/15/26 (Call 08/15/25)	25	26,375
5.88%, 02/01/29 (Call 08/01/28)	5	5,243
6.50%, 02/15/20(b)	—	—
7.50%, 02/15/22	50	54,750
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(a)(b)	20	20,083
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)	25	24,812
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	25	24,961
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	80	78,664
6.00%, 10/01/20	60	62,043
8.13%, 04/01/22	65	68,169

426

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)	$25	$25,447
5.38%, 08/15/26 (Call 08/15/21)(a)	15	15,309

		860,751

Home Builders — 1.7%
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 03/04/19)(a)	25	25,080
K Hovnanian Enterprises Inc., 10.00%, 07/15/22 (Call 07/15/19)(a)	25	21,625
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	20	19,881
4.88%, 12/15/23 (Call 09/15/23)(b)	35	35,000
5.88%, 11/15/24 (Call 05/15/24)	10	10,265
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	20	20,028
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	25	24,187
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	15	14,400

		170,466

Household Products & Wares — 0.4%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23
(Call 03/04/19)(a)	25	21,187
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)(b)	20	19,710

		40,897

Insurance — 0.7%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	15	13,087
8.13%, 02/15/24 (Call 02/15/21)(a)	10	10,175
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	20	19,400
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(d)(e)	25	24,250

		66,912

Internet — 2.2%
Netflix Inc.
4.38%, 11/15/26	40	37,925
4.88%, 04/15/28(b)	25	23,781
5.50%, 02/15/22(b)	35	36,139
5.88%, 11/15/28(a)	25	25,232
Symantec Corp., 5.00%, 04/15/25 (Call 04/15/20)(a)	25	25,016
VeriSign Inc., 4.63%, 05/01/23 (Call 03/04/19)	15	15,137
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	25	24,186
6.00%, 04/01/23 (Call 03/04/19)	30	30,150

		217,566

Iron & Steel — 1.0%
AK Steel Corp., 7.00%, 03/15/27 (Call 03/15/22)	25	20,240
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	10	10,663
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	15	14,531
Steel Dynamics Inc., 5.50%, 10/01/24 (Call 10/01/19)	30	30,931
U.S. Steel Corp., 6.25%, 03/15/26 (Call 03/15/21)	25	22,786

		99,151

Leisure Time — 0.1%
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	10	9,749

Lodging — 2.8%
Boyd Gaming Corp.
6.00%, 08/15/26 (Call 08/15/21)	20	20,084
6.88%, 05/15/23 (Call 02/15/19)	25	25,898
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(a)	15	14,817
10.75%, 09/01/24 (Call 09/01/19)(a)	25	22,762
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26 (Call 05/01/21)(a)	25	25,156

Security	Par (000)	Value

Lodging (continued)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 03/04/19)(a)(b)	$15	$15,488
MGM Resorts International, 6.63%, 12/15/21	100	105,773
Wyndham Destinations Inc., 3.90%, 03/01/23 (Call 12/01/22)	12	11,284
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(a)	10	9,342
5.50%, 03/01/25 (Call 12/01/24)(a)	35	34,037

		284,641

Media — 16.2%
Altice Financing SA, 6.63%, 02/15/23 (Call 03/04/19)(a)	200	201,310
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	200	192,810
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)	25	24,156
Cablevision Systems Corp., 5.88%, 09/15/22(b)	30	30,248
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 08/01/22)(a)	25	23,755
5.13%, 05/01/23 (Call 03/04/19)(a)	50	50,637
5.13%, 05/01/27 (Call 05/01/22)(a)	50	48,248
5.25%, 09/30/22 (Call 03/04/19)	25	25,258
5.75%, 02/15/26 (Call 02/15/21)(a)	100	101,625
Clear Channel Worldwide Holdings Inc.
Series B, 6.50%, 11/15/22 (Call 03/04/19)	35	35,788
Series B, 7.63%, 03/15/20 (Call 03/04/19)	25	25,000
CSC Holdings LLC
5.25%, 06/01/24	50	47,938
6.75%, 11/15/21	25	26,242
DISH DBS Corp.
5.88%, 07/15/22	100	94,978
6.75%, 06/01/21	50	50,925
7.75%, 07/01/26	25	21,500
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)	35	34,016
7.00%, 05/15/27 (Call 05/15/22)(a)	10	10,347
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)	25	25,750
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/01/19)(a)(b)	25	24,198
Sinclair Television Group Inc., 6.13%, 10/01/22 (Call 02/15/19)	20	20,375
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	35	34,521
5.38%, 04/15/25 (Call 04/15/20)(a)	50	50,625
Tribune Media Co., 5.88%, 07/15/22 (Call 02/11/19)	25	25,438
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)	200	206,750
Univision Communications Inc., 5.13%, 05/15/23 (Call 03/04/19)(a)	25	23,385
Viacom Inc., 5.88%, 02/28/57 (Call 02/28/22)(d)(e)	25	24,088
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(a)	150	138,187

		1,618,098

Metal Fabricate & Hardware — 0.2%
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(a)	25	24,125

Mining — 1.3%
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	25	24,575
Freeport-McMoRan Inc.
3.10%, 03/15/20	35	34,671
3.88%, 03/15/23 (Call 12/15/22)	75	71,821

		131,067

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 03/04/19)	25	25,107
Pitney Bowes Inc., 4.70%, 04/01/23 (Call 03/01/23)	25	23,047

		48,154

427

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 4.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.63%, 05/15/23 (Call 05/15/19)(a)	$300	$300,241
Ball Corp., 4.00%, 11/15/23	35	35,007
Berry Global Inc., 4.50%, 02/15/26 (Call 02/15/21)(a)	25	23,545
BWAY Holding Co., 7.25%, 04/15/25 (Call 04/15/20)(a)	25	23,101
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)	15	15,035
5.75%, 10/15/20 (Call 03/04/19)	48	48,640

		445,569

Pharmaceuticals — 4.2%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 03/04/19)(a)	35	33,994
5.50%, 11/01/25 (Call 11/01/20)(a)	15	14,949
5.88%, 05/15/23 (Call 03/04/19)(a)	100	97,875
6.13%, 04/15/25 (Call 04/15/20)(a)	25	23,625
6.50%, 03/15/22 (Call 03/15/19)(a)	25	25,844
9.00%, 12/15/25 (Call 12/15/21)(a)	15	15,972
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 03/04/19)(a)	60	48,975
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	75	67,500
3.15%, 10/01/26	75	62,321
Valeant Pharmaceuticals International
8.50%, 01/31/27 (Call 07/31/22)(a)	10	10,452
9.25%, 04/01/26 (Call 04/01/22)(a)	15	16,134

		417,641

Real Estate — 0.6%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	20	19,668
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)	15	14,502
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 12/01/21 (Call 03/04/19)(a)	25	24,934

		59,104

Real Estate Investment Trusts — 3.3%
CBL & Associates LP, 5.95%, 12/15/26 (Call 09/15/26)(b)	15	12,108
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27 (Call 03/15/22)	10	10,025
Equinix Inc.
5.38%, 04/01/23 (Call 03/04/19)	50	50,788
5.38%, 05/15/27 (Call 05/15/22)	25	25,063
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	20	19,722
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	20	18,600
5.75%, 08/15/24 (Call 02/11/19)(b)	35	34,825
iStar Inc., 5.25%, 09/15/22 (Call 09/15/19)(b)	10	9,806
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	30	28,425
5.75%, 02/01/27 (Call 11/01/26)(a)	10	10,100
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)	25	24,338
5.25%, 08/01/26 (Call 08/01/21)	15	15,075
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	25	25,031
Starwood Property Trust Inc., 3.63%, 02/01/21 (Call 11/01/20)(b)	20	19,712
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/04/19)(a)	10	9,507
8.25%, 10/15/23 (Call 04/15/19)	15	13,913

		327,038

Security	Par (000)	Value

Retail — 2.7%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	$25	$24,308
5.00%, 10/15/25 (Call 10/15/20)(a)	50	48,105
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)	25	25,112
8.75%, 10/01/25 (Call 10/01/20)(a)	25	25,637
JC Penney Corp. Inc., 8.63%, 03/15/25 (Call 03/15/21)(a)	10	5,600
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	25	24,219
L Brands Inc., 5.25%, 02/01/28	20	17,597
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 03/04/19)(a)	15	6,788
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	25	19,597
7.13%, 03/15/23 (Call 03/04/19)(a)	25	15,687
QVC Inc., 4.38%, 03/15/23(b)	25	24,817
Rite Aid Corp., 6.13%, 04/01/23 (Call 03/04/19)(a)	25	21,056
Staples Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)	15	14,362

		272,885

Software — 2.7%
CDK Global Inc., 5.88%, 06/15/26 (Call 06/15/21)	25	25,458
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	40	38,271
First Data Corp.
5.00%, 01/15/24 (Call 02/11/19)(a)	50	51,187
5.75%, 01/15/24 (Call 02/11/19)(a)	25	25,766
Infor U.S. Inc., 6.50%, 05/15/22 (Call 02/15/19)(b)	25	25,438
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	25	25,953
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	25	25,741
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)	25	21,000
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/04/19)(a)	25	27,052

		265,866

Telecommunications — 9.2%
CenturyLink Inc.
Series S, 6.45%, 06/15/21	50	50,890
Series T, 5.80%, 03/15/22	25	25,085
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	25	25,375
CommScope Inc., 5.50%, 06/15/24 (Call 06/15/19)(a)	25	23,391
CommScope Technologies LLC, 6.00%, 06/15/25
(Call 06/15/20)(a)	20	18,850
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(b)	35	18,441
8.50%, 04/01/26 (Call 04/01/21)(a)	25	22,638
10.50%, 09/15/22 (Call 06/15/22)	25	17,859
11.00%, 09/15/25 (Call 06/15/25)	50	32,219
Hughes Satellite Systems Corp., 6.63%, 08/01/26	30	28,884
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	5	4,638
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 03/04/19)	25	22,726
8.00%, 02/15/24 (Call 03/04/19)(a)	15	15,622
8.50%, 10/15/24 (Call 10/15/20)(a)	25	25,211
9.75%, 07/15/25 (Call 07/15/21)(a)	30	31,237
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 03/04/19)	25	23,906
8.13%, 06/01/23 (Call 03/18/19)	15	12,505
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 03/04/19)(b)	50	49,875
Sprint Communications Inc., 6.00%, 11/15/22	25	25,313

428

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Sprint Corp.
7.13%, 06/15/24	$50	$51,328
7.25%, 09/15/21	50	52,500
7.63%, 03/01/26 (Call 11/01/25)	20	20,756
7.88%, 09/15/23	85	90,550
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	25	24,876
T-Mobile USA Inc.
4.75%, 02/01/28 (Call 02/01/23)	25	23,969
6.38%, 03/01/25 (Call 09/01/19)	100	103,750
6.50%, 01/15/26 (Call 01/15/21)	50	52,937
Windstream Services LLC/Windstream Finance Corp., 9.00%, 06/30/25 (Call 06/30/21)(a)	34	25,459

		920,790

Toys, Games & Hobbies — 0.2%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)	20	18,877

Transportation — 0.2%
XPO Logistics Inc., 6.50%, 06/15/22 (Call 03/04/19)(a)	23	23,575

Trucking & Leasing — 0.8%
Avolon Holdings Funding Ltd., 5.13%, 10/01/23 (Call 09/01/23)(a)	25	25,201
Park Aerospace Holdings Ltd., 5.25%, 08/15/22(a)	50	50,763

		75,964

Total Corporate Bonds & Notes — 95.6% (Cost: $9,609,747)		9,544,586

Short-Term Investments

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(g)(h)(i)	905	904,944

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(g)(h)	242	$242,449

		1,147,393

Total Short-Term Investments — 11.5% (Cost: $1,147,132)		1,147,393

Total Investments in Securities — 107.1% (Cost: $10,756,879)		10,691,979

Other Assets, Less Liabilities — (7.1)%		(705,583)

Net Assets — 100.0%		$9,986,396

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,430	(525)	905	$904,944	$2,607	(a)	$50	$65
BlackRock Cash Funds: Treasury, SL Agency Shares	117	125	242	242,449	918		—	—

				$1,147,393	$3,525		$50	$65

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

429

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,544,586	$—	$9,544,586
Money Market Funds	1,147,393	—	—	1,147,393

	$1,147,393	$9,544,586	$—	$10,691,979

430

Schedule of Investments (unaudited) January 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Australia — 4.6%
Australia Government Bond
1.75%, 11/21/20(a)	AUD	2,900	$2,108,280
2.00%, 12/21/21(a)	AUD	2,000	1,468,158
2.25%, 11/21/22	AUD	1,700	1,261,012
2.25%, 05/21/28(a)	AUD	3,100	2,261,811
2.50%, 05/21/30(a)	AUD	1,290	960,742
2.75%, 04/21/24(a)	AUD	2,850	2,165,585
2.75%, 11/21/27(a)	AUD	3,209	2,440,081
2.75%, 11/21/28(a)	AUD	2,770	2,107,564
2.75%, 11/21/29(a)	AUD	2,155	1,643,913
2.75%, 06/21/35(a)	AUD	831	624,883
2.75%, 05/21/41(a)	AUD	400	293,025
3.00%, 03/21/47(a)	AUD	2,361	1,790,608
3.25%, 04/21/25(a)	AUD	3,228	2,523,727
3.25%, 04/21/29(a)	AUD	3,066	2,437,424
3.25%, 06/21/39(a)	AUD	924	736,850
3.75%, 04/21/37(a)	AUD	1,421	1,212,076
4.25%, 04/21/26(a)	AUD	3,800	3,169,290
4.50%, 04/15/20(a)	AUD	2,208	1,659,373
4.50%, 04/21/33(a)	AUD	1,655	1,511,144
4.75%, 04/21/27(a)	AUD	3,418	2,976,326
5.50%, 04/21/23(a)	AUD	2,685	2,250,513
5.75%, 05/15/21(a)	AUD	3,387	2,686,761
5.75%, 07/15/22(a)	AUD	2,816	2,326,517

			42,615,663

Austria — 4.5%
Republic of Austria Government Bond
0.00%, 09/20/22(b)(c)	EUR	1,000	1,160,186
0.00%, 07/15/23(b)(c)	EUR	1,220	1,413,327
0.50%, 04/20/27(b)	EUR	1,450	1,694,083
0.75%, 10/20/26(b)	EUR	1,940	2,319,279
0.75%, 02/20/28(b)	EUR	1,750	2,074,302
1.20%, 10/20/25(b)	EUR	1,721	2,127,805
1.50%, 02/20/47(b)	EUR	942	1,154,690
1.50%, 11/02/86(b)	EUR	413	462,286
1.65%, 10/21/24(b)	EUR	1,685	2,125,638
1.75%, 10/20/23(b)	EUR	1,996	2,504,453
2.10%, 09/20/17(b)	EUR	740	1,027,172
2.40%, 05/23/34(b)	EUR	1,210	1,696,364
3.15%, 06/20/44(b)	EUR	1,112	1,846,447
3.40%, 11/22/22(b)	EUR	1,726	2,262,521
3.50%, 09/15/21(b)	EUR	2,576	3,264,980
3.65%, 04/20/22(b)	EUR	1,350	1,749,815
3.80%, 01/26/62(b)	EUR	627	1,298,825
3.90%, 07/15/20(b)	EUR	2,398	2,926,145
4.15%, 03/15/37(b)	EUR	2,316	4,088,287
4.85%, 03/15/26(b)	EUR	1,490	2,285,527
6.25%, 07/15/27	EUR	1,486	2,561,195

			42,043,327

Belgium — 4.5%
Kingdom of Belgium Government Bond
0.20%, 10/22/23(b)	EUR	920	1,071,277
0.50%, 10/22/24(b)	EUR	750	882,446
0.80%, 06/22/25(b)	EUR	1,665	1,990,554
0.80%, 06/22/27(b)	EUR	1,420	1,674,838
0.80%, 06/22/28(b)	EUR	1,510	1,765,153
1.00%, 06/22/26(b)	EUR	1,397	1,685,541
1.00%, 06/22/31(b)	EUR	1,080	1,252,877

Security		Par (000)	Value

Belgium (continued)
1.25%, 04/22/33(a)	EUR	500	$589,158
1.45%, 06/22/37(b)	EUR	495	581,108
1.60%, 06/22/47(b)	EUR	1,156	1,326,875
1.90%, 06/22/38(b)	EUR	670	839,828
2.15%, 06/22/66(b)	EUR	390	478,383
2.25%, 06/22/23(a)	EUR	1,280	1,628,534
2.25%, 06/22/57(b)	EUR	450	574,081
2.60%, 06/22/24(b)	EUR	1,515	1,982,629
3.00%, 06/22/34(b)	EUR	775	1,125,731
3.75%, 09/28/20(b)	EUR	1,850	2,272,226
3.75%, 06/22/45(a)	EUR	940	1,597,087
4.00%, 03/28/22	EUR	1,322	1,727,536
4.00%, 03/28/32(a)	EUR	804	1,273,764
4.25%, 09/28/21(b)	EUR	1,566	2,021,340
4.25%, 09/28/22(b)	EUR	1,535	2,056,665
4.25%, 03/28/41(b)	EUR	1,756	3,097,012
4.50%, 03/28/26(b)	EUR	1,015	1,516,855
5.00%, 03/28/35(b)	EUR	2,003	3,600,346
5.50%, 03/28/28	EUR	1,956	3,243,775

			41,855,619

Canada — 4.4%
Canadian Government Bond
0.50%, 03/01/22	CAD	1,988	1,455,541
0.75%, 09/01/20	CAD	3,292	2,467,132
0.75%, 03/01/21	CAD	3,123	2,328,993
0.75%, 09/01/21	CAD	2,170	1,609,845
1.00%, 09/01/22	CAD	2,140	1,585,536
1.00%, 06/01/27	CAD	1,738	1,235,021
1.50%, 03/01/20	CAD	1,100	835,256
1.50%, 06/01/23	CAD	1,930	1,451,490
1.50%, 06/01/26	CAD	1,608	1,195,415
1.75%, 05/01/20	CAD	1,500	1,141,967
1.75%, 08/01/20	CAD	1,425	1,084,684
1.75%, 03/01/23	CAD	1,818	1,383,372
2.00%, 11/01/20	CAD	1,690	1,291,789
2.00%, 09/01/23	CAD	1,500	1,152,783
2.00%, 06/01/28	CAD	1,200	923,049
2.00%, 12/01/51	CAD	900	664,326
2.25%, 03/01/24	CAD	700	544,351
2.25%, 06/01/25	CAD	1,600	1,249,433
2.25%, 06/01/29	CAD	1,100	865,728
2.50%, 06/01/24	CAD	1,775	1,399,335
2.75%, 06/01/22	CAD	1,588	1,246,688
2.75%, 12/01/48	CAD	1,897	1,637,923
2.75%, 12/01/64	CAD	735	664,517
3.25%, 06/01/21	CAD	1,591	1,251,806
3.50%, 06/01/20	CAD	1,615	1,257,309
3.50%, 12/01/45	CAD	1,960	1,897,900
4.00%, 06/01/41	CAD	1,800	1,818,201
5.00%, 06/01/37	CAD	1,628	1,783,275
5.75%, 06/01/29	CAD	1,260	1,301,946
5.75%, 06/01/33	CAD	1,550	1,727,129
8.00%, 06/01/27	CAD	520	581,519
9.00%, 06/01/25	CAD	20	21,710

			41,054,969

Denmark — 3.8%
Denmark Government Bond
0.25%, 11/15/20	DKK	14,150	2,208,321
0.50%, 11/15/27	DKK	28,510	4,533,979

431

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Denmark (continued)
1.50%, 11/15/23	DKK	18,916	$3,155,314
1.75%, 11/15/25	DKK	29,495	5,101,304
3.00%, 11/15/21	DKK	25,255	4,262,353
4.00%, 11/15/19	DKK	8,833	1,406,433
4.50%, 11/15/39	DKK	52,171	14,150,909

			34,818,613

Finland — 4.5%
Finland Government Bond
0.00%, 04/15/22(b)(c)	EUR	1,833	2,127,273
0.00%, 09/15/23(b)(c)	EUR	2,035	2,356,799
0.38%, 09/15/20(b)	EUR	2,128	2,474,614
0.50%, 04/15/26(b)	EUR	1,869	2,202,466
0.50%, 09/15/27(b)	EUR	1,850	2,159,676
0.50%, 09/15/28(b)	EUR	1,510	1,746,995
0.75%, 04/15/31(b)	EUR	1,653	1,926,058
0.88%, 09/15/25(b)	EUR	1,463	1,771,250
1.13%, 04/15/34(b)	EUR	1,600	1,924,961
1.38%, 04/15/47(b)	EUR	1,650	2,051,457
1.50%, 04/15/23(b)	EUR	1,820	2,243,106
1.63%, 09/15/22(b)	EUR	1,880	2,310,755
2.00%, 04/15/24(b)	EUR	1,840	2,345,895
2.63%, 07/04/42(b)	EUR	1,665	2,600,730
2.75%, 07/04/28(b)	EUR	1,842	2,583,456
3.38%, 04/15/20(b)	EUR	2,395	2,875,793
3.50%, 04/15/21(b)	EUR	2,219	2,768,117
4.00%, 07/04/25(b)	EUR	2,200	3,175,277

			41,644,678

France — 7.5%
France Government Bond OAT, 0.50%, 11/25/19(a)	EUR	820	948,530
French Republic Government Bond OAT
0.00%, 02/25/20(a)(c)	EUR	890	1,026,745
0.00%, 05/25/20(a)(c)	EUR	781	902,162
0.00%, 02/25/21(a)(c)	EUR	1,200	1,389,607
0.00%, 05/25/21(a)(c)	EUR	1,150	1,332,763
0.00%, 05/25/22(a)(c)	EUR	1,050	1,218,437
0.00%, 03/25/23(a)(c)	EUR	1,050	1,215,786
0.00%, 03/25/24(a)(c)	EUR	800	921,448
0.25%, 11/25/20(a)	EUR	905	1,052,565
0.25%, 11/25/26(a)	EUR	1,230	1,408,681
0.50%, 05/25/25(a)	EUR	1,387	1,634,643
0.50%, 05/25/26(a)	EUR	1,246	1,460,318
0.75%, 05/25/28(a)	EUR	1,301	1,528,063
0.75%, 11/25/28(a)	EUR	850	992,986
1.00%, 11/25/25(a)	EUR	1,200	1,458,317
1.00%, 05/25/27(a)	EUR	1,330	1,606,839
1.25%, 05/25/34(a)	EUR	400	474,677
1.25%, 05/25/36(b)	EUR	1,133	1,324,631
1.50%, 05/25/31(a)	EUR	1,787	2,218,633
1.75%, 05/25/23(a)	EUR	1,440	1,793,601
1.75%, 11/25/24(a)	EUR	1,570	1,986,601
1.75%, 06/25/39(b)	EUR	600	750,845
1.75%, 05/25/66(b)	EUR	413	474,181
2.00%, 05/25/48(b)	EUR	993	1,265,779
2.25%, 10/25/22(a)	EUR	1,313	1,650,248
2.25%, 05/25/24(a)	EUR	1,343	1,732,266
2.50%, 10/25/20(a)	EUR	1,466	1,769,030
2.50%, 05/25/30(a)	EUR	1,308	1,795,183
2.75%, 10/25/27(a)	EUR	1,539	2,126,854
3.00%, 04/25/22(a)	EUR	1,830	2,328,497

Security		Par (000)	Value

France (continued)
3.25%, 10/25/21(a)	EUR	1,500	$1,894,325
3.25%, 05/25/45(a)	EUR	1,012	1,628,377
3.50%, 04/25/20(a)	EUR	1,380	1,661,929
3.50%, 04/25/26(a)	EUR	1,354	1,927,057
3.75%, 04/25/21(a)	EUR	1,470	1,844,968
4.00%, 10/25/38(a)	EUR	1,067	1,837,695
4.00%, 04/25/55(a)	EUR	618	1,168,372
4.00%, 04/25/60(a)	EUR	547	1,062,097
4.25%, 10/25/23(a)	EUR	1,715	2,382,311
4.50%, 04/25/41(a)	EUR	1,477	2,756,734
4.75%, 04/25/35(a)	EUR	1,024	1,838,974
5.50%, 04/25/29(a)	EUR	1,370	2,346,533
5.75%, 10/25/32(a)	EUR	1,238	2,324,926
6.00%, 10/25/25(a)	EUR	1,223	1,958,629
8.50%, 04/25/23(a)	EUR	435	683,883

			69,105,726

Germany — 4.6%
Bundesobligation
0.00%, 04/09/21(a)(c)	EUR	809	939,723
0.00%, 10/08/21(a)(c)	EUR	830	966,059
0.00%, 04/08/22(a)(c)	EUR	461	537,422
0.00%, 10/07/22(a)(c)	EUR	655	764,454
0.00%, 04/14/23(a)(c)	EUR	400	467,076
0.00%, 10/13/23(a)(c)	EUR	600	700,635
0.25%, 10/16/20(a)	EUR	500	581,923
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	1,004	1,161,152
0.25%, 02/15/27(a)	EUR	1,045	1,228,510
0.25%, 08/15/28(a)	EUR	800	930,894
0.50%, 02/15/25(a)	EUR	854	1,024,489
0.50%, 02/15/26(a)	EUR	1,217	1,461,157
0.50%, 08/15/27(a)	EUR	1,050	1,257,352
0.50%, 02/15/28(a)	EUR	750	896,172
1.00%, 08/15/24(a)	EUR	685	842,862
1.00%, 08/15/25(a)	EUR	950	1,176,607
1.25%, 08/15/48(a)	EUR	750	973,754
1.50%, 09/04/22(a)	EUR	605	743,947
1.50%, 02/15/23(a)	EUR	855	1,058,800
1.50%, 05/15/23(a)	EUR	741	920,917
1.50%, 05/15/24(a)	EUR	691	869,853
1.75%, 07/04/22(a)	EUR	925	1,143,256
1.75%, 02/15/24(a)	EUR	725	920,482
2.00%, 01/04/22(a)	EUR	555	684,158
2.00%, 08/15/23(a)	EUR	753	958,926
2.25%, 09/04/20(a)	EUR	621	744,373
2.25%, 09/04/21(a)	EUR	478	588,525
2.50%, 01/04/21(a)	EUR	740	899,941
2.50%, 07/04/44(a)	EUR	1,031	1,681,420
2.50%, 08/15/46(a)	EUR	996	1,650,404
3.00%, 07/04/20(a)	EUR	825	994,802
3.25%, 07/04/21(a)	EUR	725	908,627
3.25%, 07/04/42(a)	EUR	560	1,009,996
4.00%, 01/04/37(a)	EUR	936	1,721,716
4.25%, 07/04/39(a)	EUR	554	1,089,015
4.75%, 07/04/28(a)	EUR	464	767,278
4.75%, 07/04/34(a)	EUR	790	1,499,117
4.75%, 07/04/40(a)	EUR	618	1,307,627
5.50%, 01/04/31(a)	EUR	717	1,336,858
5.63%, 01/04/28(a)	EUR	615	1,060,484
6.25%, 01/04/24(a)	EUR	435	662,195

432

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany (continued)
6.25%, 01/04/30(a)	EUR	375	$715,088
6.50%, 07/04/27(a)	EUR	450	801,895

			42,649,941

Ireland — 4.6%
Ireland Government Bond
0.00%, 10/18/22(a)(c)	EUR	1,600	1,845,374
0.80%, 03/15/22(a)	EUR	2,180	2,582,487
0.90%, 05/15/28(a)	EUR	2,550	2,973,105
1.00%, 05/15/26(a)	EUR	3,500	4,183,544
1.30%, 05/15/33(a)	EUR	1,220	1,410,528
1.35%, 03/18/31(a)	EUR	1,800	2,130,470
1.70%, 05/15/37(a)	EUR	1,610	1,928,125
2.00%, 02/18/45(a)	EUR	2,608	3,246,316
2.40%, 05/15/30(a)	EUR	2,868	3,795,378
3.40%, 03/18/24(a)	EUR	2,658	3,569,017
3.90%, 03/20/23(a)	EUR	1,933	2,585,002
4.50%, 04/18/20	EUR	3,338	4,057,998
5.00%, 10/18/20	EUR	2,106	2,640,689
5.40%, 03/13/25	EUR	3,503	5,271,077

			42,219,110

Italy — 7.0%
Italy Buoni Poliennali Del Tesoro
0.05%, 04/15/21	EUR	600	681,409
0.20%, 10/15/20	EUR	582	666,930
0.35%, 06/15/20	EUR	550	632,372
0.35%, 11/01/21	EUR	715	812,553
0.45%, 06/01/21(a)	EUR	695	795,889
0.65%, 11/01/20	EUR	527	608,212
0.65%, 10/15/23	EUR	616	682,602
0.70%, 05/01/20	EUR	552	637,286
0.90%, 08/01/22(a)	EUR	600	683,564
0.95%, 03/01/23	EUR	490	554,422
0.95%, 03/15/23	EUR	730	826,274
1.05%, 12/01/19	EUR	979	1,132,654
1.20%, 04/01/22	EUR	500	578,030
1.25%, 12/01/26(a)	EUR	750	806,452
1.35%, 04/15/22	EUR	543	630,293
1.45%, 09/15/22	EUR	790	916,335
1.45%, 11/15/24(a)	EUR	750	843,323
1.45%, 05/15/25	EUR	600	667,899
1.50%, 08/01/19	EUR	200	231,197
1.50%, 06/01/25	EUR	700	782,078
1.60%, 06/01/26	EUR	670	743,473
1.65%, 03/01/32(b)	EUR	956	962,508
1.85%, 05/15/24	EUR	650	752,599
2.00%, 12/01/25	EUR	750	859,500
2.00%, 02/01/28(a)	EUR	750	834,337
2.05%, 08/01/27	EUR	830	931,304
2.15%, 12/15/21	EUR	446	531,058
2.20%, 06/01/27	EUR	740	842,217
2.25%, 09/01/36(b)	EUR	565	582,339
2.30%, 10/15/21(a)	EUR	300	357,795
2.45%, 10/01/23(a)	EUR	300	358,727
2.45%, 09/01/33(b)	EUR	650	704,308
2.50%, 12/01/24	EUR	835	993,730
2.50%, 11/15/25(a)	EUR	350	412,306
2.70%, 03/01/47(b)	EUR	649	666,228
2.80%, 12/01/28(a)	EUR	550	643,616
2.80%, 03/01/67(b)	EUR	240	235,861

Security		Par (000)	Value

Italy (continued)
2.95%, 09/01/38(b)	EUR	580	$641,304
3.25%, 09/01/46(b)	EUR	675	762,589
3.45%, 03/01/48(b)	EUR	550	631,768
3.50%, 03/01/30(b)	EUR	1,020	1,255,569
3.75%, 03/01/21	EUR	949	1,162,437
3.75%, 05/01/21(b)	EUR	643	789,905
3.75%, 08/01/21(b)	EUR	1,201	1,481,136
3.75%, 09/01/24	EUR	748	946,394
4.00%, 09/01/20	EUR	1,066	1,294,668
4.00%, 02/01/37(b)	EUR	1,098	1,411,310
4.25%, 09/01/19(a)	EUR	1,414	1,661,304
4.25%, 03/01/20(a)	EUR	1,000	1,197,727
4.50%, 02/01/20(b)	EUR	939	1,124,195
4.50%, 05/01/23	EUR	647	838,039
4.50%, 03/01/24	EUR	797	1,039,760
4.50%, 03/01/26(b)	EUR	859	1,139,823
4.75%, 09/01/21	EUR	1,074	1,357,412
4.75%, 08/01/23(b)	EUR	970	1,274,597
4.75%, 09/01/28(b)	EUR	962	1,316,435
4.75%, 09/01/44(b)	EUR	649	908,399
5.00%, 03/01/22	EUR	739	951,162
5.00%, 03/01/25(b)	EUR	1,029	1,388,341
5.00%, 08/01/34(b)	EUR	1,147	1,631,766
5.00%, 08/01/39(b)	EUR	889	1,273,990
5.00%, 09/01/40(b)	EUR	902	1,288,055
5.25%, 11/01/29	EUR	1,109	1,575,960
5.50%, 09/01/22	EUR	738	975,980
5.50%, 11/01/22(a)	EUR	907	1,202,098
5.75%, 02/01/33	EUR	801	1,207,179
6.00%, 05/01/31(a)	EUR	1,321	2,008,702
6.50%, 11/01/27	EUR	1,054	1,599,801
7.25%, 11/01/26	EUR	536	834,527
9.00%, 11/01/23	EUR	471	725,966

			64,479,978

Japan — 22.9%
Japan Government Five Year Bond
0.10%, 03/20/20	JPY	141,400	1,303,393
0.10%, 06/20/20	JPY	113,350	1,045,522
0.10%, 09/20/20	JPY	26,900	248,277
0.10%, 12/20/20	JPY	154,900	1,430,537
0.10%, 03/20/21	JPY	265,400	2,453,103
0.10%, 06/20/21	JPY	99,950	924,283
0.10%, 09/20/21	JPY	199,850	1,849,370
0.10%, 12/20/21	JPY	76,300	706,548
0.10%, 03/20/22	JPY	164,000	1,519,656
0.10%, 06/20/22	JPY	113,000	1,047,765
0.10%, 09/20/22	JPY	147,200	1,365,769
0.10%, 12/20/22	JPY	68,000	631,326
0.10%, 03/20/23	JPY	120,000	1,114,788
0.10%, 06/20/23	JPY	68,000	632,363
0.10%, 09/20/23	JPY	126,000	1,172,450
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	92,750	761,593
0.80%, 03/20/58	JPY	97,000	907,199
0.90%, 03/20/57	JPY	115,350	1,117,919
1.40%, 03/20/55	JPY	57,400	641,426
1.70%, 03/20/54	JPY	53,950	649,185
1.90%, 03/20/53	JPY	53,800	675,216
2.00%, 03/20/52	JPY	89,100	1,136,342
2.20%, 03/20/49	JPY	65,100	851,032

433

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
2.20%, 03/20/50	JPY	58,150	$764,734
2.20%, 03/20/51	JPY	87,450	1,156,657
2.40%, 03/20/48	JPY	38,900	524,519
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	61,600	576,463
0.10%, 06/20/26	JPY	45,000	421,110
0.10%, 09/20/26	JPY	76,450	715,362
0.10%, 12/20/26	JPY	118,500	1,108,726
0.10%, 03/20/27	JPY	52,000	486,281
0.10%, 06/20/27	JPY	64,050	598,479
0.10%, 09/20/27	JPY	73,250	683,830
0.10%, 12/20/27	JPY	45,000	419,683
0.10%, 03/20/28	JPY	54,000	503,168
0.10%, 06/20/28	JPY	128,900	1,200,133
0.10%, 09/20/28	JPY	222,000	2,063,215
0.30%, 12/20/24	JPY	63,550	599,693
0.30%, 12/20/25	JPY	58,550	554,877
0.40%, 03/20/25	JPY	68,200	648,129
0.40%, 06/20/25	JPY	118,350	1,126,212
0.40%, 09/20/25	JPY	56,950	542,650
0.50%, 09/20/24	JPY	118,350	1,128,006
0.50%, 12/20/24	JPY	53,850	514,032
0.60%, 03/20/23	JPY	266,200	2,523,800
0.60%, 09/20/23	JPY	21,250	202,200
0.60%, 12/20/23	JPY	209,000	1,992,212
0.60%, 03/20/24	JPY	105,700	1,009,322
0.60%, 06/20/24	JPY	87,050	832,730
0.70%, 12/20/22	JPY	126,050	1,197,434
0.80%, 09/20/20	JPY	101,150	944,228
0.80%, 06/20/22	JPY	191,700	1,819,415
0.80%, 09/20/22	JPY	355,150	3,378,673
0.80%, 12/20/22	JPY	227,850	2,172,667
0.80%, 06/20/23	JPY	254,100	2,434,065
0.80%, 09/20/23	JPY	88,800	852,571
0.90%, 03/20/22	JPY	86,500	821,531
0.90%, 06/20/22	JPY	83,100	791,294
1.00%, 09/20/20	JPY	144,500	1,353,252
1.00%, 09/20/21	JPY	153,050	1,449,763
1.00%, 12/20/21	JPY	189,650	1,801,614
1.00%, 03/20/22	JPY	221,800	2,112,939
1.10%, 06/20/20	JPY	128,450	1,201,137
1.10%, 03/20/21	JPY	37,350	352,486
1.10%, 06/20/21	JPY	51,450	487,080
1.10%, 09/20/21	JPY	77,750	738,379
1.10%, 12/20/21	JPY	102,550	976,915
1.20%, 12/20/20	JPY	311,850	2,939,522
1.20%, 06/20/21	JPY	123,400	1,170,945
1.30%, 03/20/20	JPY	85,050	794,576
1.30%, 06/20/20	JPY	84,500	792,311
1.30%, 03/20/21	JPY	151,050	1,431,443
1.40%, 03/20/20	JPY	138,850	1,298,655
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	71,900	608,735
0.50%, 09/20/46	JPY	95,500	852,261
0.60%, 12/20/46	JPY	69,200	633,273
0.70%, 06/20/48	JPY	103,000	961,213
0.80%, 03/20/46	JPY	74,700	719,723
0.80%, 03/20/47	JPY	66,000	633,813
0.80%, 06/20/47	JPY	74,300	712,899
0.80%, 09/20/47	JPY	78,400	751,575

Security		Par (000)	Value

Japan (continued)
0.80%, 12/20/47	JPY	83,550	$800,216
0.80%, 03/20/48	JPY	111,300	1,064,984
0.90%, 09/20/48	JPY	99,000	970,560
1.10%, 03/20/33	JPY	29,000	299,724
1.40%, 09/20/45	JPY	37,500	412,397
1.40%, 12/20/45	JPY	49,950	549,404
1.50%, 12/20/44	JPY	51,950	583,073
1.50%, 03/20/45	JPY	78,250	878,589
1.60%, 06/20/45	JPY	45,650	522,452
1.70%, 06/20/33	JPY	32,550	362,100
1.70%, 12/20/43	JPY	68,350	793,464
1.70%, 03/20/44	JPY	77,600	901,502
1.70%, 06/20/44	JPY	56,500	656,875
1.70%, 09/20/44	JPY	59,200	688,766
1.80%, 11/22/32	JPY	26,000	291,543
1.80%, 03/20/43	JPY	95,500	1,124,887
1.80%, 09/20/43	JPY	64,950	766,491
1.90%, 09/20/42	JPY	174,500	2,085,374
1.90%, 06/20/43	JPY	78,750	944,197
2.00%, 12/20/33	JPY	39,750	459,768
2.00%, 09/20/40	JPY	151,050	1,814,460
2.00%, 09/20/41	JPY	147,650	1,783,861
2.00%, 03/20/42	JPY	140,550	1,702,588
2.10%, 09/20/33	JPY	25,550	298,367
2.20%, 09/20/39	JPY	103,400	1,272,800
2.20%, 03/20/41	JPY	133,000	1,654,746
2.30%, 05/20/32	JPY	23,800	280,216
2.30%, 03/20/35	JPY	58,200	703,411
2.30%, 06/20/35	JPY	39,050	472,841
2.30%, 12/20/35	JPY	35,650	433,890
2.30%, 12/20/36	JPY	53,550	655,856
2.30%, 03/20/39	JPY	115,050	1,430,350
2.30%, 03/20/40	JPY	131,950	1,653,697
2.40%, 11/20/31	JPY	22,600	267,003
2.40%, 03/20/34	JPY	48,900	592,848
2.40%, 12/20/34	JPY	42,600	519,882
2.40%, 03/20/37	JPY	84,150	1,047,046
2.40%, 09/20/38	JPY	106,200	1,334,755
2.50%, 06/20/34	JPY	54,500	670,686
2.50%, 09/20/34	JPY	39,700	489,715
2.50%, 09/20/35	JPY	26,550	330,344
2.50%, 03/20/36	JPY	58,800	734,425
2.50%, 06/20/36	JPY	44,500	556,869
2.50%, 09/20/36	JPY	36,900	462,588
2.50%, 09/20/37	JPY	82,800	1,046,637
2.50%, 03/20/38	JPY	109,800	1,394,489
2.90%, 11/20/30	JPY	22,000	268,672
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	97,600	873,790
0.40%, 03/20/36	JPY	73,000	677,727
0.50%, 09/20/36	JPY	89,000	837,048
0.50%, 03/20/38	JPY	172,100	1,602,840
0.50%, 06/20/38	JPY	143,000	1,331,820
0.60%, 12/20/36	JPY	124,100	1,184,520
0.60%, 06/20/37	JPY	84,050	801,406
0.60%, 09/20/37	JPY	111,100	1,057,783
0.60%, 12/20/37	JPY	106,500	1,012,538
0.70%, 03/20/37	JPY	95,500	926,744
0.70%, 09/20/38	JPY	140,000	1,348,080
0.80%, 06/20/23	JPY	69,950	670,062

434

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
1.00%, 03/20/23	JPY	39,500	$380,529
1.00%, 12/20/35	JPY	122,250	1,248,651
1.20%, 12/20/34	JPY	97,450	1,023,588
1.20%, 03/20/35	JPY	118,550	1,245,456
1.20%, 09/20/35	JPY	76,850	807,592
1.30%, 06/20/35	JPY	78,300	833,989
1.40%, 12/20/22	JPY	27,000	263,277
1.40%, 09/20/34	JPY	154,000	1,659,770
1.50%, 06/20/32	JPY	50,900	549,971
1.50%, 03/20/33	JPY	71,400	775,106
1.50%, 03/20/34	JPY	98,350	1,071,692
1.50%, 06/20/34	JPY	111,000	1,210,627
1.60%, 06/20/30	JPY	65,800	709,507
1.60%, 03/20/32	JPY	52,700	574,935
1.60%, 06/20/32	JPY	41,100	449,030
1.60%, 03/20/33	JPY	82,100	901,652
1.60%, 12/20/33	JPY	95,850	1,056,261
1.70%, 12/20/22	JPY	36,000	354,912
1.70%, 09/20/31	JPY	63,400	696,858
1.70%, 12/20/31	JPY	79,600	876,405
1.70%, 03/20/32	JPY	44,300	488,537
1.70%, 06/20/32	JPY	50,750	560,572
1.70%, 09/20/32	JPY	139,450	1,542,676
1.70%, 12/20/32	JPY	117,050	1,298,553
1.70%, 06/20/33	JPY	110,350	1,227,579
1.70%, 09/20/33	JPY	102,600	1,142,864
1.80%, 06/20/23	JPY	69,000	688,941
1.80%, 12/20/23	JPY	25,000	251,868
1.80%, 06/20/30	JPY	52,100	572,602
1.80%, 09/20/30	JPY	54,850	604,192
1.80%, 06/20/31	JPY	55,800	618,491
1.80%, 09/20/31	JPY	102,950	1,143,338
1.80%, 12/20/31	JPY	107,100	1,191,641
1.80%, 03/20/32	JPY	87,550	975,857
1.80%, 12/20/32	JPY	68,950	773,522
1.90%, 03/22/21	JPY	31,950	306,641
1.90%, 06/20/22	JPY	31,000	304,873
1.90%, 09/20/22	JPY	25,900	255,966
1.90%, 09/20/23	JPY	53,000	533,862
1.90%, 12/20/23	JPY	52,000	526,235
1.90%, 03/20/24	JPY	36,050	366,317
1.90%, 03/20/25	JPY	43,500	450,489
1.90%, 06/20/25	JPY	40,200	418,242
1.90%, 12/20/28	JPY	63,050	688,527
1.90%, 03/20/29	JPY	69,350	759,390
1.90%, 09/20/30	JPY	62,200	691,744
1.90%, 03/20/31	JPY	41,950	468,650
1.90%, 06/20/31	JPY	102,400	1,146,498
2.00%, 06/21/21	JPY	25,650	247,914
2.00%, 03/21/22	JPY	36,100	354,356
2.00%, 06/20/22	JPY	54,750	540,155
2.00%, 12/20/24	JPY	67,100	695,416
2.00%, 03/20/25	JPY	27,050	281,670
2.00%, 06/20/25	JPY	13,800	144,393
2.00%, 09/20/25	JPY	20,650	217,107
2.00%, 12/20/25	JPY	29,450	310,874
2.00%, 03/20/27	JPY	38,350	413,234
2.00%, 06/20/30	JPY	59,700	668,527
2.00%, 12/20/30	JPY	46,450	522,794
2.00%, 03/20/31	JPY	51,550	581,578

Security		Par (000)	Value

Japan (continued)
2.10%, 09/21/21	JPY	25,000	$243,508
2.10%, 12/20/21	JPY	41,850	409,809
2.10%, 03/20/24	JPY	57,300	587,684
2.10%, 09/20/24	JPY	83,400	864,569
2.10%, 03/20/25	JPY	29,900	313,047
2.10%, 06/20/25	JPY	29,150	306,730
2.10%, 09/20/25	JPY	18,850	199,343
2.10%, 12/20/25	JPY	30,000	318,596
2.10%, 03/20/26	JPY	39,600	422,744
2.10%, 12/20/26	JPY	96,350	1,041,648
2.10%, 03/20/27	JPY	70,400	763,888
2.10%, 06/20/27	JPY	27,500	299,672
2.10%, 09/20/27	JPY	46,300	506,228
2.10%, 12/20/27	JPY	104,850	1,150,045
2.10%, 06/20/28	JPY	46,450	512,380
2.10%, 09/20/28	JPY	74,750	827,271
2.10%, 12/20/28	JPY	43,000	477,386
2.10%, 03/20/29	JPY	83,500	929,871
2.10%, 06/20/29	JPY	84,700	946,192
2.10%, 09/20/29	JPY	87,600	981,598
2.10%, 12/20/29	JPY	92,950	1,044,596
2.10%, 03/20/30	JPY	115,200	1,298,289
2.10%, 12/20/30	JPY	116,550	1,324,363
2.20%, 06/22/20	JPY	23,200	220,218
2.20%, 09/21/20	JPY	71,850	685,899
2.20%, 12/20/21	JPY	28,800	282,787
2.20%, 03/20/24	JPY	18,950	195,257
2.20%, 06/20/24	JPY	30,750	318,692
2.20%, 03/20/26	JPY	10,700	114,934
2.20%, 06/20/26	JPY	17,050	183,965
2.20%, 09/20/26	JPY	66,000	715,272
2.20%, 09/20/27	JPY	64,750	713,131
2.20%, 03/20/28	JPY	89,000	985,935
2.20%, 09/20/28	JPY	37,600	419,460
2.20%, 06/20/29	JPY	47,450	534,585
2.20%, 12/20/29	JPY	53,800	609,972
2.20%, 03/20/30	JPY	64,700	735,742
2.20%, 03/20/31	JPY	73,600	846,552
2.30%, 03/20/26	JPY	9,000	97,269
2.30%, 06/20/26	JPY	36,300	394,157
2.30%, 09/20/26	JPY	2,900	31,634
2.30%, 06/20/27	JPY	37,150	410,599
2.30%, 06/20/28	JPY	44,950	503,603
2.40%, 03/20/20	JPY	29,100	275,195
2.40%, 06/20/24	JPY	79,800	835,000
2.40%, 03/20/28	JPY	41,500	466,723
2.40%, 06/20/28	JPY	67,000	756,436
2.50%, 03/20/20	JPY	31,250	295,851
2.50%, 12/21/20	JPY	119,000	1,148,843
Series 49, 2.10%, 03/22/21	JPY	23,000	221,648
Japan Government Two Year Bond
0.10%, 01/15/20	JPY	18,000	165,855
0.10%, 02/15/20	JPY	55,000	506,856
0.10%, 03/15/20	JPY	64,000	589,984
0.10%, 04/15/20	JPY	151,450	1,396,463
0.10%, 05/15/20	JPY	71,000	654,808
0.10%, 06/01/20	JPY	78,000	719,459

			212,090,172

435

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/22(b)(c)	EUR	1,624	$1,890,106
0.00%, 01/15/24(b)(c)	EUR	1,750	2,030,326
0.25%, 01/15/20(b)	EUR	1,670	1,931,571
0.25%, 07/15/25(b)	EUR	1,661	1,947,433
0.50%, 07/15/26(b)	EUR	1,750	2,079,121
0.75%, 07/15/27(b)	EUR	1,790	2,156,631
0.75%, 07/15/28(b)	EUR	1,400	1,680,164
1.75%, 07/15/23(b)	EUR	2,018	2,530,205
2.00%, 07/15/24(b)	EUR	1,921	2,468,284
2.25%, 07/15/22(b)	EUR	1,628	2,043,458
2.50%, 01/15/33(b)	EUR	1,551	2,249,340
2.75%, 01/15/47(b)	EUR	1,606	2,742,277
3.25%, 07/15/21(b)	EUR	1,825	2,290,731
3.50%, 07/15/20(b)	EUR	1,657	2,013,927
3.75%, 01/15/23	EUR	477	637,372
3.75%, 01/15/42(b)	EUR	1,922	3,629,955
4.00%, 01/15/37(b)	EUR	1,874	3,382,711
5.50%, 01/15/28	EUR	1,545	2,618,440
7.50%, 01/15/23(b)	EUR	904	1,363,005

			41,685,057

Norway — 1.8%
Norway Government Bond
1.50%, 02/19/26(b)	NOK	16,166	1,909,655
1.75%, 03/13/25(b)	NOK	14,830	1,786,607
1.75%, 02/17/27(b)	NOK	15,040	1,798,693
2.00%, 05/24/23(b)	NOK	27,154	3,311,605
2.00%, 04/26/28(b)	NOK	9,500	1,154,526
3.00%, 03/14/24(b)	NOK	18,110	2,319,138
3.75%, 05/25/21(b)	NOK	33,056	4,151,082

			16,431,306

Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT
2.13%, 10/17/28(b)	EUR	3,350	4,063,830
2.20%, 10/17/22(b)	EUR	2,880	3,563,409
2.25%, 04/18/34(b)	EUR	1,800	2,114,566
2.88%, 10/15/25(b)	EUR	3,273	4,235,568
2.88%, 07/21/26(b)	EUR	2,093	2,700,613
3.85%, 04/15/21(b)	EUR	3,536	4,417,417
3.88%, 02/15/30(b)	EUR	1,288	1,794,189
4.10%, 04/15/37(b)	EUR	2,241	3,235,769
4.10%, 02/15/45(b)	EUR	945	1,373,967
4.13%, 04/14/27(b)	EUR	2,254	3,151,469
4.80%, 06/15/20(b)	EUR	2,596	3,183,251
4.95%, 10/25/23(b)	EUR	2,762	3,862,903
5.65%, 02/15/24(b)	EUR	3,276	4,732,410

			42,429,361

Spain — 4.7%
Spain Government Bond
0.05%, 01/31/21	EUR	900	1,037,413
0.40%, 04/30/22	EUR	1,200	1,397,314
0.45%, 10/31/22	EUR	800	932,576
0.75%, 07/30/21	EUR	647	759,308
1.15%, 07/30/20	EUR	910	1,066,083
1.30%, 10/31/26(b)	EUR	675	798,660
1.40%, 01/31/20	EUR	934	1,089,787
1.40%, 04/30/28(b)	EUR	850	997,496
1.45%, 10/31/27(b)	EUR	1,100	1,302,509
1.50%, 04/30/27(b)	EUR	750	894,660

Security		Par (000)	Value

Spain (continued)
1.60%, 04/30/25(b)	EUR	1,474	$1,797,614
1.95%, 04/30/26(b)	EUR	450	557,243
1.95%, 07/30/30(b)	EUR	1,465	1,771,190
2.15%, 10/31/25(b)	EUR	646	811,677
2.35%, 07/30/33(b)	EUR	626	774,529
2.70%, 10/31/48(b)	EUR	350	428,423
2.75%, 10/31/24(b)	EUR	800	1,035,577
2.90%, 10/31/46(b)	EUR	820	1,052,441
3.45%, 07/30/66(b)	EUR	400	553,540
3.80%, 04/30/24(b)	EUR	803	1,083,614
4.00%, 04/30/20(b)	EUR	2,161	2,611,116
4.20%, 01/31/37(b)	EUR	797	1,235,405
4.30%, 10/31/19(b)	EUR	652	773,791
4.40%, 10/31/23(b)	EUR	577	790,494
4.65%, 07/30/25(b)	EUR	995	1,432,304
4.70%, 07/30/41(b)	EUR	858	1,436,576
4.80%, 01/31/24(b)	EUR	747	1,046,071
4.85%, 10/31/20(b)	EUR	494	617,212
4.90%, 07/30/40(b)	EUR	891	1,523,162
5.15%, 10/31/28(b)	EUR	380	593,322
5.15%, 10/31/44(b)	EUR	545	978,719
5.40%, 01/31/23(b)	EUR	1,359	1,889,031
5.50%, 04/30/21(b)	EUR	1,816	2,348,521
5.75%, 07/30/32	EUR	1,045	1,807,457
5.85%, 01/31/22(b)	EUR	756	1,020,983
5.90%, 07/30/26(b)	EUR	900	1,410,382
6.00%, 01/31/29	EUR	968	1,607,889

			43,264,089

Sweden — 2.7%
Sweden Government Bond
0.75%, 05/12/28	SEK	22,850	2,610,011
0.75%, 11/12/29(b)	SEK	4,500	507,466
1.00%, 11/12/26(a)	SEK	29,760	3,481,531
1.50%, 11/13/23(b)	SEK	41,850	4,976,205
2.50%, 05/12/25	SEK	28,490	3,625,187
3.50%, 06/01/22	SEK	51,495	6,404,396
3.50%, 03/30/39	SEK	20,595	3,273,415
5.00%, 12/01/20	SEK	3,850	467,928

			25,346,139

Switzerland — 1.0%
Swiss Confederation Government Bond
2.00%, 04/28/21(a)	CHF	1,686	1,805,351
2.25%, 07/06/20(a)	CHF	1,782	1,875,671
4.00%, 02/11/23(a)	CHF	1,780	2,136,736
4.00%, 04/08/28(a)	CHF	2,182	3,082,556

			8,900,314

United Kingdom — 4.8%
United Kingdom Gilt
0.50%, 07/22/22(a)	GBP	1,050	1,366,858
0.75%, 07/22/23(a)	GBP	1,080	1,412,588
1.00%, 04/22/24(a)	GBP	1,360	1,794,200
1.25%, 07/22/27(a)	GBP	950	1,261,425
1.50%, 01/22/21(a)	GBP	505	673,802
1.50%, 07/22/26(a)	GBP	830	1,128,312
1.50%, 07/22/47(a)	GBP	840	1,048,072
1.63%, 10/22/28(a)	GBP	640	872,280
1.63%, 10/22/71(a)	GBP	1,105	1,456,044
1.75%, 09/07/22(a)	GBP	972	1,320,428
1.75%, 09/07/37(a)	GBP	650	866,842

436

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Treasury Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
1.75%, 01/22/49(a)	GBP	100	$131,953
1.75%, 07/22/57(a)	GBP	560	756,247
2.00%, 09/07/25(a)	GBP	638	894,312
2.25%, 09/07/23(a)	GBP	538	751,520
2.50%, 07/22/65(a)	GBP	712	1,199,205
2.75%, 09/07/24(a)	GBP	517	747,280
3.25%, 01/22/44(a)	GBP	983	1,688,081
3.50%, 01/22/45(a)	GBP	968	1,740,805
3.50%, 07/22/68(a)	GBP	639	1,368,789
3.75%, 09/07/21(a)	GBP	614	869,816
3.75%, 07/22/52(a)	GBP	618	1,242,287
4.00%, 03/07/22(a)	GBP	425	614,078
4.00%, 01/22/60(a)	GBP	557	1,246,308
4.25%, 12/07/27(a)	GBP	544	903,536
4.25%, 06/07/32(a)	GBP	690	1,215,630
4.25%, 03/07/36(a)	GBP	815	1,496,748
4.25%, 09/07/39(a)	GBP	625	1,190,894
4.25%, 12/07/40(a)	GBP	702	1,354,695
4.25%, 12/07/46(a)	GBP	710	1,452,136
4.25%, 12/07/49(a)	GBP	550	1,160,852
4.25%, 12/07/55(a)	GBP	707	1,590,693
4.50%, 09/07/34(a)	GBP	769	1,425,782
4.50%, 12/07/42(a)	GBP	778	1,582,255
4.75%, 12/07/30(a)	GBP	596	1,077,054
4.75%, 12/07/38(a)	GBP	629	1,261,284
5.00%, 03/07/25(a)	GBP	683	1,112,824
6.00%, 12/07/28(a)	GBP	405	769,142
8.00%, 06/07/21(a)	GBP	460	707,128

			44,752,185

Total Foreign Government Obligations — 97.0% (Cost: $899,745,317)			897,386,247

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	4,945	$4,945,069

Total Short-Term Investments — 0.5% (Cost: $4,945,069)		4,945,069

Total Investments in Securities — 97.5% (Cost: $904,690,386)		902,331,316

Other Assets, Less Liabilities — 2.5%		22,794,401

Net Assets — 100.0%		$925,125,717

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of

Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	156	4,789	4,945	$4,945,069	$10,796	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$897,386,247	$—	$897,386,247
Money Market Funds	4,945,069	—	—	4,945,069

	$4,945,069	$897,386,247	$—	$902,331,316

437

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® International Treasury Bond ETF

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

438

Schedule of Investments (unaudited) January 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes(a)

Azerbaijan — 0.5%
Southern Gas Corridor CJSC, 6.88%, 03/24/26 (b)	$73,788	$82,458,090

Bahrain — 0.0%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(b)	700	724,500

Chile — 1.0%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(b)	54,343	53,028,986
4.38%, 02/05/49 (Call 08/05/48)(c)	16,125	15,092,355
4.50%, 09/16/25 (b)	61,403	63,168,337
4.50%, 08/01/47 (Call 02/01/47)(b)	40,609	40,045,144

		171,334,822

China — 3.1%
Amber Circle Funding Ltd., 3.25%, 12/04/22(b)	17,785	17,580,206
Charming Light Investments Ltd., 4.38%, 12/21/27(b)	14,669	14,183,529
China Development Bank
2.13%, 06/01/21(b)	8,944	8,724,917
2.63%, 01/24/22(b)	16,542	16,267,816
China Development Bank Corp./Hong Kong, 3.44%, 03/06/22, (3 mo. LIBOR US + 0.700%)(b)(d)	22,295	22,258,124
China Great Wall International Holdings III Ltd., 3.13%, 08/31/22(b)	13,470	13,095,332
China Minmetals Corp., 3.75%, (Call 11/13/22)(b)(d)(e)(f)	14,574	13,694,095
CNAC HK Finbridge Co. Ltd.
3.50%, 07/19/22(b)	26,771	26,272,925
4.13%, 03/14/21(b)	2,400	2,406,348
4.13%, 07/19/27(b)	16,754	16,502,690
4.63%, 03/14/23(b)	23,367	23,851,515
5.13%, 03/14/28(b)	25,567	26,877,309
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	20,899	21,644,185
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22 (b)	24,610	24,899,891
4.88%, 05/17/42(b)	14,230	15,235,990
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	23,786	24,532,650
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	21,713	22,406,248
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(b)	19,139	18,603,204
Sinopec Group Overseas Development 2016 Ltd., 2.00%, 09/29/21(b)	15,527	14,950,731
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	23,906	23,105,268
3.00%, 04/12/22(b)	16,972	16,679,333
3.63%, 04/12/27(b)	15,540	15,183,725
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	13,867	13,692,478
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	21,083	21,606,396
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/22(b)	23,592	23,156,138
3.50%, 05/04/27 (b)	35,060	34,243,979
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	14,334	13,656,360

		505,311,382

Security	Par (000)	Value

Indonesia — 1.3%
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/21(b)	$11,397	$11,824,387
5.71%, 11/15/23(b)	17,425	18,448,719
6.53%, 11/15/28(b)	11,825	13,066,625
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	12,112	12,021,160
Pertamina Persero PT
4.30%, 05/20/23(b)	8,778	8,909,670
4.88%, 05/03/22(b)	20,278	20,962,382
5.25%, 05/23/21(b)	10,927	11,282,128
5.63%, 05/20/43(b)	19,836	19,959,975
6.00%, 05/03/42(b)	11,904	12,528,960
6.45%, 05/30/44(b)	17,490	19,326,450
Perusahaan Listrik Negara PT
4.13%, 05/15/27(b)	17,018	16,337,280
5.25%, 10/24/42(b)	10,326	9,951,683
5.45%, 05/21/28(b)	11,643	12,196,042
5.50%, 11/22/21 (b)	10,360	10,826,200
6.15%, 05/21/48(b)	12,900	13,851,375

		211,493,036

Kazakhstan — 1.6%
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22(b)	34,959	34,784,205
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42(b)	36,350	40,621,125
KazMunayGas National Co. JSC
4.75%, 04/19/27(b)	37,821	38,199,210
5.38%, 04/24/30(b)	42,728	44,302,313
5.75%, 04/19/47(b)	44,224	44,619,805
6.38%, 10/24/48(b)	51,454	55,102,089

		257,628,747

Malaysia — 1.0%
Petronas Capital Ltd.
3.50%, 03/18/25(b)	56,082	56,475,898
4.50%, 03/18/45(b)	56,642	59,031,392
7.88%, 05/22/22(b)	41,150	47,023,763

		162,531,053

Mexico — 2.9%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.38%, 10/14/25(b)	9,724	9,420,125
Comision Federal de Electricidad
4.75%, 02/23/27(b)	8,350	8,130,813
4.88%, 05/26/21(b)	6,556	6,637,950
4.88%, 01/15/24 (b)	14,049	14,013,878
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(b)	5,449	4,829,176
5.50%, 07/31/47 (Call 01/31/47)(b)	23,974	21,238,567
Petroleos Mexicanos
3.50%, 01/30/23	22,758	20,914,602
4.25%, 01/15/25	9,704	8,595,803
4.50%, 01/23/26	14,656	12,897,280
4.63%, 09/21/23	19,053	18,119,403
4.88%, 01/24/22	14,426	14,065,350
4.88%, 01/18/24	13,071	12,362,552
5.35%, 02/12/28	21,534	19,145,341
5.38%, 03/13/22	17,028	16,815,150
5.50%, 06/27/44	9,549	7,651,136
5.63%, 01/23/46	20,968	16,667,463
6.35%, 02/12/48	34,035	28,592,803
6.38%, 01/23/45	29,921	25,597,416
6.42%, 03/11/22, (3 mo. LIBOR US + 3.650%)(d)	13,089	13,206,801

439

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
6.50%, 03/13/27	$55,038	$52,808,961
6.50%, 01/23/29	22,750	21,464,625
6.50%, 06/02/41	29,856	25,974,720
6.63%, 06/15/35	28,075	25,407,875
6.75%, 09/21/47	59,028	51,442,902
6.88%, 08/04/26	31,934	31,688,108

		487,688,800

Oman — 0.1%
Lamar Funding Ltd., 3.96%, 05/07/25(b)	27,923	23,525,127

Peru — 0.5%
Petroleos del Peru SA
4.75%, 06/19/32(b)	39,654	39,207,893
5.63%, 06/19/47(b)	42,369	42,991,824

		82,199,717

Philippines — 0.2%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24(b)	29,046	34,553,557

Russia — 0.3%
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(b)	22,800	22,971,000
6.03%, 07/05/22(b)	13,023	13,283,460
6.80%, 11/22/25(b)	16,558	17,365,202

		53,619,662

South Africa — 0.7%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(b)	31,741	32,455,172
6.75%, 08/06/23(b)	27,774	27,322,673
7.13%, 02/11/25(b)	33,827	33,319,595
Transnet SOC Ltd., 4.00%, 07/26/22(b)	22,814	21,855,812

		114,953,252

United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	7,500	7,593,750

Venezuela — 0.5%
Petroleos de Venezuela SA
5.38%, 04/12/27(b)(g)	39,656	9,839,496
5.50%, 04/12/37(b)(g)	23,944	5,926,190
6.00%, 05/16/24(b)(g)	70,800	17,700,049
6.00%, 11/15/26(b)(g)	58,476	14,502,043
9.00%, 11/17/21(b)(g)	36,205	10,590,030
9.75%, 05/17/35 (b)(g)	41,951	12,795,131
12.75%, 02/17/22(b)(g)	43,246	12,800,875

		84,153,814

Total Corporate Bonds & Notes — 13.7% (Cost: $2,367,331,538)		2,279,769,309

Foreign Government Obligations(a)

Angola — 1.2%
Angolan Government International Bond
8.25%, 05/09/28(b)	67,447	69,470,410
9.38%, 05/08/48(b)	66,261	69,656,876
9.50%, 11/12/25(b)	49,642	55,226,725

		194,354,011

Security	Par (000)	Value

Argentina — 3.3%
Argentine Republic Government International Bond
2.50%, 12/31/38(h)	$71,716	$42,491,548
4.63%, 01/11/23	27,472	23,584,712
5.63%, 01/26/22	47,619	43,166,623
5.88%, 01/11/28	59,657	47,427,315
6.63%, 07/06/28	17,783	14,626,518
6.88%, 04/22/21	55,750	53,185,500
6.88%, 01/26/27	53,061	44,836,545
6.88%, 01/11/48	42,452	32,475,780
7.13%, 07/06/36	25,506	20,213,505
7.13%, 06/28/17	39,938	31,051,795
7.50%, 04/22/26	93,524	82,768,740
7.63%, 04/22/46	39,301	31,833,810
8.28%, 12/31/33	82,886	72,642,424

		540,304,815

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(b)	38,852	33,218,460
4.75%, 03/18/24(b)	49,004	49,677,805
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23(b)	32,932	33,320,598

		116,216,863

Bahrain — 0.2%
Bahrain Government International Bond
6.00%, 09/19/44(b)	7,600	6,593,000
6.13%, 07/05/22(b)	4,500	4,680,000
6.13%, 08/01/23(b)	3,510	3,672,338
6.75%, 09/20/29(b)	7,310	7,401,375
7.00%, 01/26/26(b)	3,000	3,172,500
7.00%, 10/12/28(b)	7,000	7,245,000
CBB International Sukuk Co. 5 Spc, 5.62%, 02/12/24(b)	1,600	1,608,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(b)	3,800	4,018,500

		38,390,713

Bolivia — 0.2%
Bolivian Government International Bond, 4.50%, 03/20/28(b)	34,165	30,932,479

Brazil — 3.5%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(b)	29,691	31,535,553
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28(b)	21,174	21,174,000
Brazilian Government International Bond
2.63%, 01/05/23	46,448	44,636,528
4.25%, 01/07/25	87,024	87,807,216
4.63%, 01/13/28 (Call 10/13/27)	60,903	60,561,639
5.00%, 01/27/45	74,284	68,564,132
5.63%, 01/07/41	48,433	48,868,897
5.63%, 02/21/47	60,135	59,834,325
6.00%, 04/07/26	45,142	49,362,777
7.13%, 01/20/37	35,359	41,546,825
8.25%, 01/20/34	35,095	44,763,673
8.88%, 04/15/24	15,274	18,924,486

		577,580,051

Canada — 0.0%
Nigeria Government International Bond, 8.75%, 01/21/31(c)	500	528,750

440

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile — 0.8%
Chile Government International Bond
3.24%, 02/06/28 (Call 11/06/27)	$71,783	$70,419,123
3.86%, 06/21/47	61,342	59,501,740

		129,920,863

China — 0.8%
China Government International Bond
2.13%, 11/02/22(b)	15,788	15,372,525
2.63%, 11/02/27(b)	14,732	13,998,567
3.25%, 10/19/23(b)	21,307	21,638,004
3.50%, 10/19/28(b)	15,589	15,908,221
Export-Import Bank of China (The)
2.00%, 04/26/21(b)	14,252	13,868,692
2.63%, 03/14/22(b)	19,419	18,997,058
2.88%, 04/26/26(b)	15,130	14,229,538
3.63%, 07/31/24(b)	23,960	24,099,567

		138,112,172

Colombia — 3.4%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	22,270	21,434,875
3.88%, 04/25/27 (Call 01/25/27)	56,333	55,657,004
4.00%, 02/26/24 (Call 11/26/23)	49,706	50,302,472
4.38%, 07/12/21	43,604	44,639,595
4.50%, 01/28/26 (Call 10/28/25)	36,126	37,245,906
4.50%, 03/15/29 (Call 12/15/28)	34,900	35,720,150
5.00%, 06/15/45 (Call 12/15/44)	106,042	107,208,462
5.20%, 05/15/49	8,650	8,909,500
5.63%, 02/26/44 (Call 08/26/43)	57,263	62,416,670
6.13%, 01/18/41	53,097	60,530,580
7.38%, 09/18/37	43,756	55,406,035
8.13%, 05/21/24	23,512	28,038,060

		567,509,309

Costa Rica — 0.6%
Costa Rica Government International Bond
4.25%, 01/26/23(b)	32,257	29,757,082
7.00%, 04/04/44(b)	40,640	36,322,000
7.16%, 03/12/45(b)	35,679	32,155,699

		98,234,781

Croatia — 1.1%
Croatia Government International Bond
5.50%, 04/04/23(b)	57,433	61,381,519
6.00%, 01/26/24(b)	62,888	69,255,410
6.38%, 03/24/21(b)	43,776	46,183,680

		176,820,609

Dominican Republic — 2.9%
Dominican Republic International Bond
5.50%, 01/27/25(b)	53,929	54,940,169
5.88%, 04/18/24(b)	38,026	39,261,845
5.95%, 01/25/27(b)	60,077	61,669,040
6.00%, 07/19/28(b)	52,512	54,087,360
6.50%, 02/15/48(b)	39,023	38,613,259
6.85%, 01/27/45(b)	67,381	69,570,882
6.88%, 01/29/26(b)	51,979	55,929,404
7.45%, 04/30/44(b)	55,579	60,789,531
7.50%, 05/06/21(b)	47,201	48,971,038

		483,832,528

Security	Par (000)	Value

Ecuador — 2.8%
Ecuador Government International Bond
7.88%, 01/23/28(b)	$101,471	$89,598,893
7.95%, 06/20/24(b)	66,874	63,195,930
8.75%, 06/02/23(b)	41,700	41,137,050
8.88%, 10/23/27(b)	83,147	77,430,644
9.63%, 06/02/27(b)	34,241	33,128,167
9.65%, 12/13/26(b)	58,922	57,448,950
10.75%, 03/28/22(b)	86,862	91,639,410
10.75%, 01/31/29(c)	8,375	8,521,563

		462,100,607

Egypt — 2.7%
Egypt Government International Bond
5.58%, 02/21/23(b)	45,527	44,218,099
5.88%, 06/11/25(b)	52,385	49,307,381
6.13%, 01/31/22(b)	94,301	93,829,495
6.59%, 02/21/28(b)	46,461	43,266,806
7.50%, 01/31/27(b)	76,864	76,191,440
7.90%, 02/21/48(b)	57,487	53,103,617
8.50%, 01/31/47(b)	94,277	90,862,287

		450,779,125

El Salvador — 0.2%
El Salvador Government International Bond, 7.65%, 06/15/35(b)	36,434	36,362,043

Ethiopia — 0.2%
Ethiopia International Bond, 6.63%, 12/11/24(b)	38,189	38,475,417

Gabon — 0.3%
Gabon Government International Bond, 6.38%, 12/12/24(b)	49,924	47,490,544

Ghana — 0.9%
Ghana Government International Bond
7.63%, 05/16/29(b)	38,844	36,998,910
7.88%, 08/07/23(b)	34,552	35,847,635
8.13%, 01/18/26(b)	32,493	33,021,011
8.63%, 06/16/49(b)	40,545	37,706,850

		143,574,406

Hungary — 2.4%
Hungary Government International Bond
5.38%, 02/21/23	73,674	78,652,521
5.38%, 03/25/24	75,594	81,641,520
5.75%, 11/22/23	78,486	85,622,339
6.38%, 03/29/21	82,234	87,128,568
7.63%, 03/29/41	45,774	65,857,342

		398,902,290

India — 0.4%
Export-Import Bank of India
3.38%, 08/05/26(b)	37,743	35,305,286
3.88%, 02/01/28(b)	35,686	34,013,554

		69,318,840

Indonesia — 3.7%
Indonesia Government International Bond
2.95%, 01/11/23	14,110	13,792,525
3.38%, 04/15/23(b)	8,867	8,778,330
3.50%, 01/11/28	11,845	11,311,975
3.75%, 04/25/22(b)	24,408	24,499,530
3.85%, 07/18/27(b)	14,600	14,289,750
4.10%, 04/24/28	13,433	13,382,626
4.13%, 01/15/25(b)	24,230	24,502,587

441

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
4.35%, 01/08/27(b)	$18,598	$18,853,723
4.35%, 01/11/48	21,870	20,928,825
4.63%, 04/15/43(b)	14,381	14,111,356
4.75%, 01/08/26(b)	26,272	27,388,560
4.75%, 02/11/29	18,460	19,359,925
4.75%, 07/18/47(b)	11,950	11,860,375
4.88%, 05/05/21(b)	20,019	20,544,499
5.13%, 01/15/45(b)	22,991	23,881,901
5.25%, 01/17/42(b)	25,475	26,780,594
5.25%, 01/08/47(b)	14,686	15,530,445
5.35%, 02/11/49	12,901	13,912,503
5.38%, 10/17/23(b)	14,083	15,086,414
5.88%, 01/15/24(b)	23,508	25,682,490
5.95%, 01/08/46(b)	13,255	15,243,250
6.63%, 02/17/37(b)	19,492	23,487,373
6.75%, 01/15/44(b)	18,862	23,671,810
7.75%, 01/17/38(b)	24,855	33,305,700
8.50%, 10/12/35(b)	14,383	20,208,115
Perusahaan Penerbit SBSN Indonesia III
3.30%, 11/21/22(b)	8,236	8,133,050
3.40%, 03/29/22(b)	17,299	17,104,386
3.75%, 03/01/23(b)	14,400	14,382,000
4.15%, 03/29/27(b)	21,466	21,278,172
4.33%, 05/28/25(b)	22,114	22,332,155
4.35%, 09/10/24(b)	14,509	14,726,635
4.40%, 03/01/28(b)	21,968	22,050,380
4.55%, 03/29/26(b)	18,452	18,797,975

		619,199,934

Iraq — 0.8%
Iraq International Bond
5.80%, 01/15/28 (Call 03/17/19)(b)	95,630	90,609,425
6.75%, 03/09/23(b)	36,708	36,570,345

		127,179,770

Ivory Coast — 0.8%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/19)(b)(h)	59,143	54,411,243
6.13%, 06/15/33(b)	48,080	42,911,400
6.38%, 03/03/28(b)	40,790	39,005,437

		136,328,080

Jamaica — 1.0%
Jamaica Government International Bond
6.75%, 04/28/28	69,460	76,267,080
7.88%, 07/28/45	36,616	43,206,880
8.00%, 03/15/39	44,298	52,493,130

		171,967,090

Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(b)	34,582	33,285,175
6.13%, 01/29/26(b)	39,526	39,229,555
7.38%, 10/10/47(b)	34,649	32,743,305

		105,258,035

Kazakhstan — 1.5%
Kazakhstan Government International Bond
3.88%, 10/14/24(b)	51,237	52,389,833
4.88%, 10/14/44(b)	34,676	35,976,350
5.13%, 07/21/25(b)	88,434	95,619,262
6.50%, 07/21/45(b)	52,095	64,858,275

		248,843,720

Security	Par (000)	Value

Kenya — 0.9%
Kenya Government International Bond
6.88%, 06/24/24(b)	$66,824	$66,824,000
7.25%, 02/28/28(b)	38,624	37,706,680
8.25%, 02/28/48(b)	40,767	39,085,361

		143,616,041

Kuwait — 0.2%
Kuwait International Government Bond, 3.50%, 03/20/27(b)	24,010	24,046,015

Lebanon — 2.1%
Lebanon Government International Bond
6.00%, 01/27/23(b)	41,461	36,900,290
6.10%, 10/04/22(b)	57,488	50,517,580
6.60%, 11/27/26(b)	57,007	47,743,363
6.65%, 02/26/30(b)	55,035	45,128,700
6.75%, 11/29/27(b)	39,790	33,224,650
6.85%, 03/23/27(b)	50,668	42,561,120
7.00%, 03/23/32(b)	36,952	30,208,260
8.25%, 04/12/21(b)	68,895	65,622,487

		351,906,450

Lithuania — 0.7%
Lithuania Government International Bond
6.13%, 03/09/21(b)	42,821	45,269,505
6.63%, 02/01/22(b)	61,584	67,343,951

		112,613,456

Malaysia — 1.0%
1MDB Global Investments Ltd., 4.40%, 03/09/23(b)	105,000	97,108,724
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(b)	35,615	34,898,373
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(b)	35,614	34,854,945

		166,862,042

Mexico — 2.5%
Mexico Government International Bond
3.60%, 01/30/25	26,032	25,355,168
3.63%, 03/15/22	21,760	21,705,600
3.75%, 01/11/28	26,056	24,844,396
4.00%, 10/02/23	31,398	31,711,980
4.13%, 01/21/26	23,331	23,156,018
4.15%, 03/28/27	32,608	32,078,120
4.35%, 01/15/47	23,101	20,559,890
4.50%, 04/22/29	11,350	11,378,375
4.60%, 01/23/46	31,449	28,980,253
4.60%, 02/10/48	26,376	24,397,800
4.75%, 03/08/44	41,056	38,695,280
5.55%, 01/21/45	26,638	27,969,900
5.75%, 10/12/10	21,254	20,935,190
6.05%, 01/11/40	31,820	34,842,900
6.75%, 09/27/34	18,942	22,162,140
8.30%, 08/15/31	13,576	17,872,804

		406,645,814

Mongolia — 0.2%
Mongolia Government International Bond, 5.13%, 12/05/22(b)	32,300	31,250,250

Morocco — 0.3%
Morocco Government International Bond, 4.25%, 12/11/22(b)	54,462	54,938,542

442

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nigeria — 2.0%
Nigeria Government International Bond
6.50%, 11/28/27(b)	$53,899	$51,675,666
7.14%, 02/23/30(b)	44,345	42,682,063
7.63%, 11/21/25(b)	44,240	46,064,900
7.63%, 11/21/25(c)	250	260,313
7.63%, 11/28/47(b)	56,283	52,976,374
7.70%, 02/23/38(b)	51,194	49,210,232
7.88%, 02/16/32(b)	48,189	48,008,291
8.75%, 01/21/31(b)	41,235	43,606,012

		334,483,851

Oman — 2.6%
Oman Government International Bond
3.63%, 06/15/21(b)	31,001	29,877,214
3.88%, 03/08/22(b)	26,179	25,066,393
4.13%, 01/17/23(b)	36,263	34,268,535
4.75%, 06/15/26(b)	66,398	59,260,215
5.38%, 03/08/27(b)	50,829	46,127,317
5.63%, 01/17/28(b)	60,905	55,575,812
6.50%, 03/08/47(b)	51,208	42,886,700
6.75%, 01/17/48(b)	69,973	59,739,449
Oman Sovereign Sukuk SAOC
4.40%, 06/01/24(b)	49,196	45,629,290
5.93%, 10/31/25(c)	200	194,500
5.93%, 10/31/25(b)	39,531	38,443,897

		437,069,322

Pakistan — 1.0%
Pakistan Government International Bond
6.88%, 12/05/27(b)	56,941	55,161,594
8.25%, 04/15/24(b)	42,435	44,872,678
Third Pakistan International Sukuk Co. Ltd. (The)
5.50%, 10/13/21(b)	29,609	29,229,857
5.63%, 12/05/22(b)	34,948	34,117,985

		163,382,114

Panama — 2.1%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	51,154	51,921,310
3.88%, 03/17/28 (Call 12/17/27)	48,427	49,153,405
4.00%, 09/22/24 (Call 06/22/24)	49,518	50,879,745
4.50%, 05/15/47	45,368	45,912,416
4.50%, 04/16/50 (Call 10/16/49)	68,290	68,631,450
6.70%, 01/26/36	64,417	81,519,713

		348,018,039

Paraguay — 0.2%
Paraguay Government International Bond, 6.10%, 08/11/44(b)	33,757	36,752,934

Peru — 2.5%
Peruvian Government International Bond
4.13%, 08/25/27	44,713	47,261,641
5.63%, 11/18/50	95,809	116,527,696
6.55%, 03/14/37	40,010	52,113,025
7.35%, 07/21/25	71,689	88,535,915
8.75%, 11/21/33	74,626	112,759,886

		417,198,163

Philippines — 3.5%
Philippine Government International Bond
3.00%, 02/01/28	54,788	52,664,965
3.70%, 03/01/41	53,239	51,818,850
3.70%, 02/02/42	48,414	47,130,303

Security	Par (000)	Value

Philippines (continued)
3.75%, 01/14/29	$27,650	$27,961,062
3.95%, 01/20/40	43,344	43,952,334
4.20%, 01/21/24	36,745	38,297,293
5.00%, 01/13/37	28,693	32,744,021
5.50%, 03/30/26	25,933	29,130,928
6.38%, 01/15/32	21,843	27,385,770
6.38%, 10/23/34	44,470	57,242,451
7.75%, 01/14/31	39,815	54,729,898
9.50%, 02/02/30	43,380	65,303,167
10.63%, 03/16/25	34,126	47,688,867

		576,049,909

Poland — 2.5%
Republic of Poland Government International Bond
3.00%, 03/17/23	77,958	77,242,494
3.25%, 04/06/26	66,577	66,222,810
4.00%, 01/22/24	72,956	75,439,422
5.00%, 03/23/22	114,177	120,623,605
5.13%, 04/21/21	65,131	68,192,157

		407,720,488

Qatar — 0.4%
Qatar Government International Bond
3.25%, 06/02/26(b)	5,800	5,684,000
3.88%, 04/23/23(b)	12,500	12,734,375
4.50%, 04/23/28(b)	13,300	14,031,500
4.63%, 06/02/46(b)	4,600	4,726,500
5.10%, 04/23/48(b)	13,850	14,871,437
5.75%, 01/20/42(b)	7,109	8,317,530
6.40%, 01/20/40(b)	2,950	3,683,813
9.75%, 06/15/30(b)	2,600	3,978,000
SoQ Sukuk A QSC, 3.24%, 01/18/23(b)	4,100	4,089,750

		72,116,905

Romania — 1.6%
Romanian Government International Bond
4.38%, 08/22/23(b)	56,364	57,209,460
4.88%, 01/22/24(b)	35,504	36,924,160
5.13%, 06/15/48(b)	43,948	43,288,780
6.13%, 01/22/44(b)	36,982	41,142,475
6.75%, 02/07/22(b)	75,535	81,483,381

		260,048,256

Russia — 3.5%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(b)	45,200	44,183,000
4.38%, 03/21/29(b)	28,400	27,718,400
4.50%, 04/04/22(b)	36,200	36,978,300
4.75%, 05/27/26(b)	54,400	55,352,000
4.88%, 09/16/23(b)	55,200	57,132,000
5.25%, 06/23/47(b)	125,600	124,030,000
5.63%, 04/04/42(b)	52,600	56,347,750
5.88%, 09/16/43(b)	25,600	28,224,000
7.50%, 03/31/30(b)(h)	61,321	67,913,137
12.75%, 06/24/28(b)	46,275	74,271,375

		572,149,962

Saudi Arabia — 0.5%
KSA Sukuk Ltd.
2.89%, 04/20/22(b)	5,350	5,259,050
3.63%, 04/20/27(b)	5,400	5,312,250
4.30%, 01/19/29(b)	4,300	4,364,500

443

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
Saudi Government International Bond
2.88%, 03/04/23(b)	$3,700	$3,602,875
3.25%, 10/26/26(b)	4,400	4,202,000
3.63%, 03/04/28(b)	7,000	6,763,750
4.00%, 04/17/25(b)	3,599	3,634,990
4.38%, 04/16/29(c)	20,775	21,112,594
4.50%, 04/17/30(b)	4,200	4,278,750
4.50%, 10/26/46(b)	600	558,000
4.63%, 10/04/47(b)	4,000	3,760,000
5.00%, 04/17/49(b)	4,600	4,554,000
5.25%, 01/16/50(c)	16,300	16,748,250

		84,151,009

Senegal — 0.4%
Senegal Government International Bond
6.25%, 05/23/33(b)	38,443	35,751,990
6.75%, 03/13/48(b)	38,941	34,657,490

		70,409,480

Serbia — 0.5%
Serbia International Bond, 7.25%, 09/28/21(b)	73,981	80,417,347

Slovakia — 0.3%
Slovakia Government International Bond, 4.38%, 05/21/22(b)	48,634	50,486,226

South Africa — 2.3%
Republic of South Africa Government International Bond
4.30%, 10/12/28	54,164	50,507,930
4.67%, 01/17/24	42,734	42,894,252
4.85%, 09/27/27	28,637	27,885,279
4.88%, 04/14/26	33,474	33,139,260
5.00%, 10/12/46	27,051	24,278,273
5.38%, 07/24/44	28,956	26,965,275
5.65%, 09/27/47	41,148	39,090,600
5.88%, 05/30/22	32,029	33,710,522
5.88%, 09/16/25	56,189	58,928,214
5.88%, 06/22/30	36,958	37,974,345

		375,373,950

Sri Lanka — 1.8%
Sri Lanka Government International Bond
5.75%, 04/18/23(b)	46,173	44,499,229
5.88%, 07/25/22(b)	33,545	32,916,031
6.20%, 05/11/27(b)	56,560	52,530,100
6.25%, 07/27/21(b)	34,887	34,974,218
6.75%, 04/18/28(b)	48,527	46,282,626
6.83%, 07/18/26(b)	38,688	37,674,568
6.85%, 11/03/25(b)	56,047	55,136,236

		304,013,008

Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(b)	36,916	34,292,564

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 01/30/25(b)	35,095	30,532,650

Turkey — 4.0%
Hazine Mustesarligi Varlik Kiralama AS
4.25%, 06/08/21(b)	14,554	14,299,305
4.49%, 11/25/24(b)	11,050	10,193,625
5.00%, 04/06/23(b)	16,578	15,956,325

Security	Par (000)	Value

Turkey (continued)
Turkey Government International Bond
3.25%, 03/23/23	$21,783	$19,876,988
4.25%, 04/14/26	18,096	15,924,480
4.88%, 10/09/26	40,368	36,583,500
4.88%, 04/16/43	40,247	31,593,895
5.13%, 03/25/22	15,980	15,760,275
5.13%, 02/17/28	31,740	28,605,675
5.63%, 03/30/21	22,728	23,012,100
5.75%, 03/22/24	31,641	31,166,385
5.75%, 05/11/47	48,516	41,359,890
6.00%, 03/25/27	43,671	42,087,926
6.00%, 01/14/41	36,892	32,741,650
6.13%, 10/24/28	27,177	26,089,920
6.25%, 09/26/22	34,429	35,031,507
6.63%, 02/17/45	35,829	33,947,977
6.75%, 05/30/40	22,157	21,436,898
6.88%, 03/17/36	40,013	39,262,756
7.25%, 12/23/23	30,548	32,075,400
7.25%, 03/05/38	14,875	15,135,313
7.38%, 02/05/25	39,365	41,234,837
7.63%, 04/26/29	14,600	15,312,115
8.00%, 02/14/34	24,816	26,863,320
11.88%, 01/15/30	13,926	19,043,805

		664,595,867

Ukraine — 2.7%
Ukraine Government International Bond
7.38%, 09/25/32(b)	99,880	84,898,000
7.75%, 09/01/21(b)	49,388	48,523,710
7.75%, 09/01/22(b)	48,842	47,132,530
7.75%, 09/01/23(b)	47,033	44,916,515
7.75%, 09/01/24(b)	41,958	39,125,835
7.75%, 09/01/25(b)	50,281	46,132,817
7.75%, 09/01/26(b)	45,640	41,418,301
7.75%, 09/01/27(b)	47,815	43,153,037
9.75%, 11/01/28(b)	44,217	43,774,830

		439,075,575

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.50%, 10/11/22(b)	10,100	9,898,000
3.13%, 05/03/26(b)	5,200	5,115,500
3.13%, 10/11/27(b)	18,196	17,741,100
4.13%, 10/11/47(b)	12,000	11,835,000
RAK Capital, 3.09%, 03/31/25(b)	1,200	1,145,754
Sharjah Sukuk Program Ltd., 4.23%, 03/14/28(b)	1,200	1,203,000

		46,938,354

Uruguay — 2.4%
Uruguay Government International Bond
4.38%, 10/27/27	77,008	79,511,120
4.38%, 01/23/31 (Call 10/23/30)	9,650	9,843,000
4.50%, 08/14/24	44,791	46,604,885
4.98%, 04/20/55	65,625	66,051,154
5.10%, 06/18/50	145,449	149,085,539
7.63%, 03/21/36	39,920	53,652,431

		404,748,129

Venezuela — 0.7%
Venezuela Government International Bond
6.00%, 12/09/20(b)(g)	11,204	3,450,832
7.00%, 03/31/38(b)(g)	20,227	6,219,803
7.65%, 04/21/25(b)(g)	22,100	6,906,250

444

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Venezuela (continued)
8.25%, 10/13/24(b)(g)	$40,370	$12,918,336
9.00%, 05/07/23(b)(g)	28,524	9,127,648
9.25%, 09/15/27(g)	53,480	17,581,550
9.25%, 05/07/28(b)(g)	28,699	8,896,659
9.38%, 01/13/34(g)	20,430	7,099,425
11.75%, 10/21/26(b)(g)	42,002	13,965,732
11.95%, 08/05/31(b)(g)	58,382	19,630,947
12.75%, 08/23/22(b)(g)	40,940	13,551,754

		119,348,936

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(b)	33,975	35,490,115

Zambia — 0.4%
Zambia Government International Bond
8.50%, 04/14/24(b)	37,216	30,610,160
8.97%, 07/30/27(b)	46,381	38,264,325

		68,874,485

Total Foreign Government Obligations — 83.7% (Cost: $14,329,918,194)		13,874,134,093

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(i)(j)	101,242	101,241,599

Total Short-Term Investments — 0.6% (Cost: $101,241,599)		101,241,599

Total Investments in Securities — 98.0% (Cost: $16,798,491,331)		16,255,145,001

Other Assets, Less Liabilities — 2.0%		324,647,941

Net Assets — 100.0%		$16,579,792,942

(a)	Investments are denominated in U.S. dollars.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Perpetual security with no stated maturity date.
(f)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	62,171	39,071	101,242	$101,241,599	$325,541	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

445

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,279,769,309	$—	$2,279,769,309
Foreign Government Obligations	—	13,874,134,093	—	13,874,134,093
Money Market Funds	101,241,599	—	—	101,241,599

	$101,241,599	$16,153,903,402	$—	$16,255,145,001

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

446

Schedule of Investments (unaudited) January 31, 2019	iShares® TIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/19	$504,476	$501,458,432
0.13%, 04/15/20	1,888,512	1,863,371,524
0.13%, 04/15/21	2,058,802	2,023,909,394
0.13%, 01/15/22	834,692	819,261,053
0.13%, 04/15/22	780,978	764,434,467
0.13%, 07/15/22	319,667	314,319,938
0.13%, 01/15/23	911,945	891,015,625
0.13%, 07/15/24	1,250,273	1,217,286,379
0.13%, 07/15/26	1,089,902	1,044,298,336
0.25%, 01/15/25	899,614	875,844,291
0.38%, 07/15/23	27	26,382
0.38%, 07/15/25	1,268,950	1,245,965,050
0.38%, 01/15/27	799,977	775,928,830
0.38%, 07/15/27	643,419	624,645,216
0.50%, 01/15/28	207,530	202,336,917
0.63%, 07/15/21	278,658	278,675,700
0.63%, 04/15/23	58,267	57,995,162
0.63%, 01/15/24	396,566	395,470,194
0.63%, 01/15/26	1,559,467	1,547,309,804
0.63%, 02/15/43	135,831	122,748,683
0.75%, 07/15/28	426,026	426,047,017
0.75%, 02/15/42	703,500	657,224,048
0.75%, 02/15/45	781,227	721,166,209
0.88%, 01/15/29	170,289	171,741,911
0.88%, 02/15/47	97,888	92,795,060
1.00%, 02/15/46	271,619	265,850,634
1.00%, 02/15/48	219,436	214,747,299
1.13%, 01/15/21	29,196	29,347,456
1.25%, 07/15/20	12	11,648

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.38%, 02/15/44	$660,634	$702,602,305
1.75%, 01/15/28	390,641	422,801,986
2.00%, 01/15/26	473,698	513,973,730
2.13%, 02/15/40	65,857	79,404,130
2.38%, 01/15/25	83,041	91,089,859
2.38%, 01/15/27	162,993	183,150,039
2.50%, 01/15/29	312,622	363,163,614
3.38%, 04/15/32	28	37,361
3.63%, 04/15/28	318,932	398,268,130
3.88%, 04/15/29	476,804	618,645,271

		21,518,369,084

Total U.S. Government Obligations — 99.5% (Cost: $21,948,794,481)		21,518,369,084

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	199,701	199,700,629

Total Short-Term Investments — 0.9% (Cost: $199,700,629)		199,700,629

Total Investments in Securities — 100.4% (Cost: $22,148,495,110)		21,718,069,713

Other Assets, Less Liabilities — (0.4)%		(92,097,127)

Net Assets — 100.0%		$21,625,972,586

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	165,323	34,378	199,701	$199,700,629	$192,815	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$21,518,369,084	$—	$21,518,369,084
Money Market Funds	199,700,629	—	—	199,700,629

	$199,700,629	$21,518,369,084	$—	$21,718,069,713

447

Schedule of Investments (unaudited) January 31, 2019	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.5%
U.S. Treasury Floating Rate Note 2.40%, 01/31/20,
(3 mo.Treasury money market yield + 0.012%)(a)	$31,845	$31,834,564
2.44%, 04/30/20,
(3 mo.Treasury money market yield + 0.033%)(a)	60,990	60,963,047
2.45%, 10/31/19,
(3 mo.Treasury money market yield + 0.048%)(a)	4,063	4,064,293
2.45%, 07/31/20,
(3 mo.Treasury money market yield + 0.043%)(a)	128,336	128,262,900
2.45%, 10/31/20, (3 mo. LIBOR US + 0.045%)(a)	69,315	69,250,766
2.46%, 07/31/19,
(3 mo.Treasury money market yield + 0.060%)(a)	98,493	98,516,782
2.47%, 04/30/19,
(3 mo.Treasury money market yield + 0.070%)(a)	102,395	102,409,530
2.52%, 01/31/21,
(3 mo.Treasury money market yield + 0.115%)(a)	116,000	115,999,200

		611,301,082

Total U.S. Government Obligations — 99.5% (Cost: $611,503,384)		611,301,082

Total Investments in Securities — 99.5% (Cost: $611,503,384)		611,301,082

Other Assets, Less Liabilities — 0.5%		2,913,378

Net Assets — 100.0%		$614,214,460

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,414	(8,414)	—	$—	$73,315	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$611,301,082	$—	$611,301,082

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

448

Schedule of Investments (unaudited) January 31, 2019	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 96.4%
U.S. Treasury Note/Bond
1.13%, 02/28/21	$80,985	$78,792,711
1.13%, 08/31/21	139,132	134,523,252
1.25%, 03/31/21	3,381	3,296,739
1.38%, 02/29/20	652	643,850
1.38%, 05/31/20	41,545	40,929,939
1.38%, 09/30/20	60,770	59,663,796
1.38%, 10/31/20	10,731	10,526,440
1.38%, 04/30/21	9,887	9,653,342
1.38%, 06/30/23	74,848	71,506,154
1.38%, 08/31/23	12,872	12,277,676
1.50%, 10/31/19	164	162,738
1.50%, 11/30/19	239	236,946
1.50%, 05/31/20	138,213	136,409,752
1.50%, 06/15/20	83,572	82,455,491
1.50%, 08/15/26	13,728	12,737,381
1.63%, 07/31/19	94	93,614
1.63%, 11/30/20	115,280	113,501,265
1.63%, 04/30/23	35,365	34,199,060
1.63%, 05/31/23	45,280	43,751,800
1.63%, 02/15/26	60,006	56,490,023
1.63%, 05/15/26	118,438	111,239,190
1.75%, 11/30/21	94,468	92,685,654
1.75%, 02/28/22	160,894	157,632,125
1.75%, 06/30/22	61,999	60,623,397
1.75%, 09/30/22	16,755	16,354,646
1.75%, 01/31/23	57,560	56,046,802
1.75%, 05/15/23	3,463	3,364,927
1.88%, 01/31/22	93,083	91,563,130
1.88%, 02/28/22	32,870	32,321,739
1.88%, 03/31/22	29,120	28,633,150
1.88%, 04/30/22	115,235	113,218,387
1.88%, 07/31/22	42,675	41,876,511
1.88%, 08/31/22	180,673	177,200,298
1.88%, 09/30/22	110,000	107,881,641
2.00%, 07/31/20	26,055	25,861,524
2.00%, 11/30/20	185,667	184,042,810
2.00%, 02/28/21	51,137	50,649,898
2.00%, 08/31/21	57,929	57,272,773
2.00%, 12/31/21	32,870	32,478,385
2.00%, 10/31/22	23,067	22,706,578
2.00%, 04/30/24	11,629	11,365,530
2.00%, 09/30/24	12,780	12,542,871
2.00%, 02/15/25	196,186	190,668,269
2.00%, 08/15/25	288,008	278,996,404
2.00%, 11/15/26	99,508	95,508,245
2.13%, 08/31/20	46,163	45,894,317
2.13%, 01/31/21	77,521	76,990,972
2.13%, 06/30/21	139,049	137,973,443
2.13%, 08/15/21	122,023	121,017,263
2.13%, 09/30/21	115,464	114,503,304
2.13%, 12/31/21	55,535	55,057,647
2.13%, 06/30/22	101,059	100,036,567
2.13%, 12/31/22	57,762	57,084,607
2.13%, 11/30/23	11,629	11,459,562
2.13%, 02/29/24	60,948	59,988,545
2.13%, 05/15/25	116,067	113,455,883
2.25%, 03/31/21	25,592	25,475,037

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 04/30/21	$220,683	$219,640,128
2.25%, 01/31/24	62,548	61,959,169
2.25%, 10/31/24	45,056	44,499,840
2.25%, 11/15/24	217,427	214,641,611
2.25%, 11/15/25	92,668	91,064,507
2.25%, 02/15/27	270,740	264,204,169
2.25%, 08/15/27	17,850	17,369,584
2.25%, 11/15/27	103,552	100,591,060
2.38%, 12/31/20	58,319	58,211,930
2.38%, 08/15/24	382,575	380,587,603
2.38%, 05/15/27	77,373	76,176,136
2.50%, 12/31/20	2,250	2,251,230
2.50%, 03/31/23	28,032	28,095,510
2.50%, 08/15/23	969	970,944
2.50%, 02/15/45	125,733	114,313,799
2.50%, 02/15/46	41,875	37,934,860
2.50%, 05/15/46	119,609	108,269,506
2.63%, 08/15/20	4,122	4,129,568
2.63%, 11/15/20	192,444	192,880,506
2.63%, 12/15/21	79,360	79,787,800
2.63%, 12/31/23	45,600	45,977,625
2.75%, 02/15/28	60,800	61,427,000
2.75%, 08/15/42	41,689	40,094,433
2.75%, 11/15/42	48,259	46,353,531
2.75%, 08/15/47	74,740	70,993,766
2.88%, 04/30/25	34,565	35,300,346
2.88%, 05/15/28	23,778	24,256,143
2.88%, 05/15/43	7,868	7,714,119
2.88%, 08/15/45	124,619	121,815,072
2.88%, 11/15/46	209,355	204,350,107
3.00%, 11/15/44	4,011	4,018,521
3.00%, 05/15/47	10,477	10,463,904
3.00%, 02/15/48	35,990	35,895,807
3.13%, 05/15/21	6,396	6,489,192
3.13%, 11/15/41	106,064	109,055,439
3.13%, 02/15/42	3,635	3,736,201
3.13%, 02/15/43	23,156	23,721,025
3.13%, 08/15/44	38,871	39,800,157
3.38%, 11/15/19	249	250,537
3.38%, 05/15/44	14,283	15,257,727
3.50%, 05/15/20	194,949	197,333,062
3.63%, 02/15/20	19,170	19,375,928
3.63%, 02/15/21	35,529	36,339,096
3.75%, 11/15/43	141,548	160,424,300
3.88%, 08/15/40	7,256	8,368,492
4.25%, 05/15/39	11,582	14,047,247
4.25%, 11/15/40	19,902	24,166,937
4.38%, 02/15/38	22,870	28,157,671
4.38%, 05/15/41	3,902	4,820,639
4.50%, 02/15/36	1,910	2,364,296
4.50%, 05/15/38	36,343	45,478,813
4.75%, 02/15/37	83	106,279
5.00%, 05/15/37	3,491	4,604,302
5.25%, 02/15/29	19,232	23,601,270
5.50%, 08/15/28	6,784	8,410,570
6.25%, 05/15/30	3,725	5,013,483
7.13%, 02/15/23	150,442	177,268,982
8.13%, 05/15/21	4,253	4,782,464

449

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
U.S. Treasury STRIPS Coupon
0.00%, 08/15/25(a)	$17,194	$14,539,717
0.00%, 08/15/36(a)	16,280	9,781,377

		7,667,059,037

Total U.S. Government Obligations — 96.4% (Cost: $7,726,570,517)		7,667,059,037

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	228,771	228,771,134

Total Short-Term Investments — 2.9% (Cost: $228,771,134)		228,771,134

Total Investments Before Investments Sold Short — 99.3% (Cost: $7,955,341,651)		7,895,830,171

Security	Par (000)	Value

Investments in Securities Sold Short — (0.0)%

U.S. Government Obligations — (0.0)%
U.S. Treasury Note/Bond, 1.75%, 09/30/19	(119)	$(118,491)

Total U.S. Government Obligations (Proceeds $(118,490))		(118,491)

Total Investments in Securities Sold Short (Proceeds $(118,490))		(118,491)

Total Investments, Net of Investments Sold Short — 99.3% (Cost $7,955,223,161)		7,895,711,680

Other Assets, Less Liabilities — 0.7%		57,034,964

Net Assets — 100.0%		$7,952,746,644

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 01/31/19 (000)	Value at 01/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	59,420	169,351	228,771	$228,771,134	$753,992	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$7,667,059,037	$—	$7,667,059,037
Money Market Funds	228,771,134	—	—	228,771,134

	228,771,134	7,667,059,037	—	7,895,830,171

Liabilities
U.S. Government Obligations	—	(118,491)	—	(118,491)

	$228,771,134	$7,666,940,546	$—	$7,895,711,680

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

450

Schedule of Investments (unaudited) January 31, 2019	iShares® Yield Optimized Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Fixed Income — 9.7%
iShares 1-3 Year Treasury Bond ETF(a)	32,521	$2,726,235

International Fixed Income — 10.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	26,336	2,867,464

Investment Grade Bonds — 50.1%
iShares Intermediate-Term Corporate Bond ETF(a)	155,916	8,410,109
iShares Long-Term Corporate Bond ETF(a)	43,835	2,559,087
iShares Short-Term Corporate Bond ETF(a)	58,033	3,034,546

		14,003,742

Mortgage-Backed Securities — 9.9%
iShares MBS ETF(a)	26,382	2,783,037

Non-Investment Grade Bonds — 19.9%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	65,489	5,573,769

Total Investment Companies — 99.9% (Cost: $28,620,823)		27,954,247

Short-Term Investments

Money Market Funds — 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(a)(c)(d)	5,680,411	5,682,115

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(c)	16,738	$16,738

		5,698,853

Total Short-Term Investments — 20.4% (Cost: $5,697,642)		5,698,853

Total Investments in Securities — 120.3% (Cost: $34,318,465)		33,653,100

Other Assets, Less Liabilities — (20.3)%		(5,675,455)

Net Assets — 100.0%		$27,977,645

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,719,468	—		(2,039,057	)(a)	5,680,411	$5,682,115	$26,129	(b)	$(136)	$466
BlackRock Cash Funds: Treasury, SL Agency Shares	7,030	9,708	(a)	—		16,738	16,738	200		—	—
iShares 1-3 Year Treasury Bond ETF	42,240	—		(9,719)		32,521	2,726,235	16,510		(291)	27,255
iShares iBoxx $ High Yield Corporate Bond ETF	81,520	1,150		(17,181)		65,489	5,573,769	95,067		(87,669)	93,075
iShares Intermediate-Term Corporate Bond ETF	197,122	160		(41,366)		155,916	8,410,109	107,749		(51,699)	293,253
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,786	430		(6,880)		26,336	2,867,464	71,030		(71,190)	176,263
iShares Long-Term Corporate Bond ETF	52,427	2,740		(11,332)		43,835	2,559,087	35,481		(19,348)	137,751
iShares MBS ETF	33,743	—		(7,361)		26,382	2,783,037	20,025		(5,878)	95,438
iShares Short-Term Corporate Bond ETF	75,872	—		(17,839)		58,033	3,034,546	29,624		(8,435)	44,167

							$33,653,100	$401,815		$(244,646)	$867,668

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

451

Schedule of Investments (unaudited) (continued) January 31, 2019	iShares® Yield Optimized Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$27,954,247	$—	$—	$27,954,247
Money Market Funds	5,698,853	—	—	5,698,853

	$33,653,100	$—	$—	$33,653,100

452

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 01, 2019